UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Reports to Stockholders.

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares iBonds Sep 2016 Term Muni Bond ETF | IBME | NYSE Arca
➢	iShares iBonds Sep 2017 Term Muni Bond ETF | IBMF | NYSE Arca
➢	iShares iBonds Sep 2018 Term Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Short-term U.S. municipal bonds posted positive returns for the 12-month period ended March 31, 2016 (the “reporting period”). The S&P Short Term National AMT-Free Municipal Bond Index, a broad measure of short-term U.S. municipal bond performance, returned 1.24% for the reporting period.

Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked weakness in selected segments of the economy. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices.

Mixed economic data and a lack of inflation kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Short-term municipal bonds generally followed the direction of short-term interest rates set by the Fed, which meant modest positive returns for the reporting period. Short-term municipal bonds with longer maturities outperformed the shortest-term municipal bonds. Low inflation and declining expectations for future interest rate hikes supported longer maturities, while near-zero interest rates restrained the performance of the shortest-term bonds across the entire bond market, including municipal bonds.

California and New York, two of the biggest states in the municipal bond market, made strides toward improving their financial positions during the reporting period. In California, Governor Jerry Brown sought approval for a $170.7 billion budget for 2016 that included modest spending increases for education and social services, a larger rainy-day fund, and a relatively large expected surplus. New York also continued to improve its fiscal position during the reporting period as the state’s bonds benefited from a combination of moderate spending growth, widening budget surpluses, and growing rainy-day funds. Meanwhile, Florida, another influential state in the short-term municipal bond market, maintained its high credit rating as Governor Rick Scott signed a record $82 billion budget while proposing additional cuts to taxes and social services.

Despite the relative strength of California and New York, localized pockets of weaker fundamentals emerged during the reporting period. In particular, state finances were generally weaker in states dependent on oil and gas production, including Texas, which is a relatively large issuer of municipal bonds. In addition, Illinois, and Chicago in particular, experienced budgetary issues during the reporting period, generating negative headlines for municipal bonds.

Nevertheless, investors were undeterred by the credit concerns that arose during the reporting period, highlighted by strong demand for municipal bonds and positive returns in the short-term municipal bond sector. In addition, the high-quality, short-term segment of the municipal bond market was relatively well insulated from credit concerns, driven instead by the Fed, as well as supply and demand in the municipal market. In 2015, approximately $403 billion of municipal bonds were issued, compared with $337 billion in 2014. Meanwhile, investor demand for the tax-free yield of municipal bonds continued to rise during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.14%	0.06%	0.33%	0.14%	0.06%	0.33%
5 Years	2.09%	1.97%	2.23%	10.91%	10.26%	11.65%
Since Inception	2.38%	2.35%	2.68%	15.77%	15.57%	17.95%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

The iShares iBonds Sep 2016 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Sep 2016 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2016, as represented by the S&P AMT-Free Municipal Series 2016 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.33%.

The Fund will be liquidating on or about September 1, 2016, following the termination of the Index, on or about the same date. All bonds in the Index will mature between May 31 and September 2 of this year. As each bond matures, an amount representing its value at maturity will be included in the Index throughout the remaining life of the Index. By September 1, 2016, the Index is expected to consist entirely of cash carried in this manner.

ALLOCATION BY CREDIT QUALITY

As of 3/31/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	30.64%
AA+	20.77
AA	23.93
AA-	14.97
A+	2.60
A	1.71
A-	1.65
Not Rated	3.73

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/16

State	Percentage of Total Investments[2]

California	13.21%
New York	9.65
Texas	8.34
Massachusetts	6.53
Florida	6.45
Washington	4.77
Arizona	4.44
Illinois	4.44
Pennsylvania	3.54
Virginia	3.36

TOTAL	64.73%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.51%	0.47%	0.74%	0.51%	0.47%	0.74%
5 Years	2.76%	2.69%	2.94%	14.58%	14.20%	15.59%
Since Inception	2.97%	2.99%	3.26%	19.98%	20.12%	22.14%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.30	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

The iShares iBonds Sep 2017 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Sep 2017 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 0.51%, net of fees, while the total return for the Index was 0.74%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	28.20%
AA+	23.14
AA	23.32
AA-	15.70
A+	2.77
A	1.75
A-	1.47
BBB+	0.09
Not Rated	3.56

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/16

State	Percentage of Total Investments[2]

California	11.27%
New York	9.40
Texas	8.13
Washington	5.88
Florida	5.61
Massachusetts	5.60
Pennsylvania	4.59
Arizona	4.56
Maryland	3.91
Virginia	3.68

TOTAL	62.63%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.28%	1.59%	1.45%	1.28%	1.59%	1.45%
Since Inception	1.64%	1.71%	1.15%	5.06%	5.30%	3.53%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.60	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

The iShares iBonds Sep 2018 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Sep 2018 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 1.28%, net of fees, while the total return for the Index was 1.45%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	30.80%
AA+	21.79
AA	21.32
AA-	14.86
A+	3.27
A	1.39
A-	2.27
BBB+	0.43
Not Rated	3.87

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/16

State	Percentage of Total Investments[2]

California	14.93%
New York	9.23
Texas	6.69
Washington	6.11
Florida	5.33
Virginia	5.01
Maryland	4.80
Massachusetts	4.03
Arizona	3.85
Pennsylvania	3.41

TOTAL	63.39%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.07%	1.90%	2.17%	2.07%	1.90%	2.17%
Since Inception	2.20%	2.29%	2.07%	4.80%	5.00%	4.52%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.40	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Sep 2019 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 2.07%, net of fees, while the total return for the Index was 2.17%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	30.79%
AA+	23.63
AA	20.36
AA-	13.17
A+	4.07
A	1.62
A-	2.35
BBB+	0.17
Not Rated	3.84

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/16

State	Percentage of Total Investments[2]

California	15.40%
New York	9.70
Texas	8.13
Florida	7.26
Washington	5.34
Maryland	4.93
Massachusetts	4.44
Arizona	3.94
Pennsylvania	3.88
Virginia	3.03

TOTAL	66.05%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.89%	2.68%	2.79%	2.89%	2.68%	2.79%
Since Inception	2.92%	3.01%	2.66%	4.82%	4.98%	4.38%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.50	$0.91	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Sep 2020 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 2.89%, net of fees, while the total return for the Index was 2.79%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	29.19%
AA+	20.69
AA	21.02
AA-	12.80
A+	4.80
A	2.10
A-	2.93
BBB+	0.30
Not Rated	6.17

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/16

State	Percentage of Total Investments[2]

California	14.73%
New York	10.03
Florida	8.66
Texas	7.57
Washington	7.22
Massachusetts	4.80
Arizona	4.18
Maryland	3.84
Ohio	3.09
Virginia	2.84

TOTAL	66.96%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.84%

ALABAMA — 0.56%
Alabama Drinking Water Finance Authority RB
Series A
4.00%, 08/15/16		$100	$101,335
City of Huntsville AL GO
Series A
4.00%, 09/01/16		150	152,225
State of Alabama GO
Series A
5.00%, 08/01/16		500	507,675

			761,235
ALASKA — 0.85%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 09/01/16	(MO)	100	101,864
Borough of North Slope AK GO
Series A
5.00%, 06/30/16	(NPFGC)	100	101,148
Series B
4.00%, 06/30/16		175	176,573
Municipality of Anchorage AK GO
Series A
5.00%, 08/01/16		100	101,518
Series D
5.00%, 08/01/16	(AMBAC)	100	101,518
State of Alaska GO
Series A
4.00%, 08/01/16		235	237,761
5.00%, 08/01/16		225	228,391
Series B
5.00%, 08/01/16		100	101,507

			1,150,280
ARIZONA — 4.39%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21	(PR 07/01/16)	100	101,142
Arizona State University Energy Management LLC RB
5.00%, 07/01/16		200	202,158

Security		Principal (000s)	Value
Arizona State University RB
Series A
4.00%, 07/01/16	(AMBAC)	$100	$100,878
Arizona Transportation Board RB
4.00%, 07/01/16		95	95,848
5.00%, 07/01/16		415	419,784
Series A
4.00%, 07/01/16		285	287,545
City of Chandler AZ GOL
5.00%, 07/01/16		100	101,155
City of Mesa AZ GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	100,857
City of Mesa AZ Utility System Revenue RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	172,031
5.25%, 07/01/16	(NPFGC-FGIC)	110	111,334
City of Phoenix AZ GO
Series A
5.00%, 07/01/16		350	354,035
6.25%, 07/01/16		100	101,457
City of Phoenix AZ GOL
Series C
4.00%, 07/01/16		200	201,806
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		670	677,707
5.50%, 07/01/16		200	202,554
Series A
4.00%, 07/01/16		100	100,893
Series B
5.00%, 07/01/16	(NPFGC)	170	171,960
Series C
4.00%, 07/01/16		250	252,155
City of Scottsdale AZ GO
5.00%, 07/01/16		75	75,866
City of Scottsdale AZ GOL
5.00%, 07/01/16		195	197,252
City of Tempe AZ GO
Series A
3.00%, 07/01/16		125	125,818
Series C
4.00%, 07/01/16		160	161,445

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of Pima AZ GO
4.50%, 07/01/16	(NPFGC-FGIC)	$125	$126,273
County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16	(AGM)	125	126,123
Maricopa County Community College District GO
Series C
4.00%, 07/01/16		100	100,903
Series D
2.00%, 07/01/16		150	150,606
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	91,061
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	100,898
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	100,681
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	126,338
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		75	75,668
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/16		120	121,384
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21	(PR 07/01/16)	395	399,471
Town of Gilbert AZ GO
5.00%, 07/01/16		100	101,142

			5,936,228
CALIFORNIA — 13.06%
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/16	(AGM)	185	184,735

Security		Principal (000s)	Value
Berkeley Unified School District/CA GO
3.00%, 08/01/16		$300	$302,589
California State Public Works Board RB
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	161,238
Series C
4.00%, 06/01/16		200	201,220
Series D
4.00%, 09/01/16		710	720,494
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	300	299,424
City & County of San Francisco CA COP
Series B
5.00%, 09/01/16		200	203,806
City & County of San Francisco CA GO
Series E
5.00%, 06/15/16		100	100,960
City of Los Angeles CA GO
Series B
5.00%, 09/01/16		450	458,631
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/16		150	150,911
5.00%, 06/01/16		465	468,594
City of Pasadena CA Electric Revenue RB
3.00%, 06/01/16		170	170,765
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	101,445
Contra Costa Community College District GO
Series A
2.00%, 08/01/16		500	502,650
Desert Sands Unified School District GO
5.00%, 08/01/16		100	101,528

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
4.00%, 06/01/16		$100	$100,621
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/16		300	302,361
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	60,472
Eastern Municipal Water District COP
Series A
5.00%, 07/01/16	(NPFGC)	100	101,150
Long Beach Unified School District GO
Series A
5.00%, 08/01/16		125	126,910
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16	(AGM)	200	203,056
Series E-1
3.25%, 08/01/16		200	201,892
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/16		220	223,762
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16		105	105,574
5.00%, 07/01/16		275	278,220
Series A
5.00%, 07/01/16		290	293,396
Series B
5.00%, 06/01/16		250	251,973
5.00%, 07/01/16		275	278,220
Series D
5.00%, 07/01/16		150	151,757
Series E
3.25%, 07/01/16		100	100,729
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		350	354,060

Security		Principal (000s)	Value
Los Angeles Department of Water RB
Series A
5.00%, 07/01/16		$140	$141,632
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	235	238,142
Series A-1
4.00%, 07/01/16		100	100,901
Series B
5.00%, 07/01/16	(AGM)	435	440,002
Series E
5.00%, 07/01/16	(AGM)	300	303,450
Series F
5.00%, 07/01/16	(FGIC)	100	101,150
Series G
5.00%, 07/01/16	(AMBAC)	170	171,955
Series H
5.00%, 07/01/16	(AGM)	110	111,265
Series I
5.00%, 07/01/16		75	75,863
Series KY
5.00%, 07/01/16		370	374,255
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/16	(AGM)	130	131,452
Metropolitan Water District of Southern California RB
3.00%, 07/01/16		200	201,348
Series B
4.00%, 07/01/16		110	111,016
5.00%, 07/01/16		350	354,105
Northern California Power Agency RB
5.00%, 07/01/16	(AGM)	210	212,474
Series A
5.00%, 06/01/16		100	100,789
5.00%, 07/01/16		100	101,173
Orange County Public Financing Authority RB
5.00%, 06/01/16	(NPFGC)	100	100,768
5.00%, 07/01/16	(NPFGC)	250	252,843
Orange County Transportation Authority RB
4.00%, 08/15/16		100	101,377

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Sacramento County Water Financing Authority RB
Series A
5.00%, 06/01/16	(NPFGC-FGIC)	$150	$151,163
Sacramento Municipal Utility District RB
4.00%, 07/01/16	(NPFGC)	100	100,906
Series U
5.00%, 08/15/16	(AGM)	195	198,321
San Diego Community College District GO
4.00%, 08/01/16		325	328,978
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/16		355	360,390
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	99,900
San Francisco Bay Area Rapid Transit District GO
Series B
4.00%, 08/01/16		100	101,216
San Francisco Unified School District GO
Series E
5.00%, 06/15/16		250	252,380
San Juan Unified School District GO
2.00%, 08/01/16		150	150,789
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16	(NPFGC)	100	101,383
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	175	174,798
Southern California Public Power Authority RB
5.00%, 07/01/16		100	101,150
Series 2010-1
5.00%, 07/01/16		115	116,323
Series A
4.00%, 07/01/16		350	353,153
5.00%, 07/01/16		225	227,588

Security		Principal (000s)	Value
State of California Department of Water Resources Power Supply Revenue RB
Series L
5.00%, 05/01/16		$75	$75,290
State of California GO
4.13%, 06/01/16	(SGI)	125	125,794
5.00%, 06/01/16	(SGI)	200	201,558
5.00%, 08/01/16		790	802,079
5.00%, 09/01/16		1,555	1,584,592
5.00%, 09/01/16	(NPFGC)	75	76,427
Series A
4.00%, 07/01/16		645	650,779
5.00%, 07/01/16		325	328,721

			17,652,781
COLORADO — 1.07%
City & County of Denver CO GO
5.00%, 08/01/16		130	131,996
Series A
5.00%, 08/01/16		410	416,293
Regional Transportation District COP
Series A
5.00%, 06/01/16		150	151,164
State of Colorado Department of Transportation RB
Series B
4.25%, 06/15/16	(NPFGC)	120	120,952
5.50%, 06/15/16	(NPFGC)	325	328,409
University of Colorado RB
Series A-1
1.50%, 06/01/16		200	200,386
Series B-1
5.00%, 06/01/16		100	100,783

			1,449,983
CONNECTICUT — 1.26%
City of Norwalk CT GO
Series B
5.00%, 07/01/16		100	101,155
Connecticut State Health & Educational Facility Authority RB
Series A
1.35%, 07/01/42		350	351,025

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
State of Connecticut GO
Series E
4.00%, 08/15/16		$75	$75,970
Series C
5.00%, 06/01/16		250	251,893
State of Connecticut RB
Series A
4.20%, 07/01/16		100	100,951
5.00%, 06/01/16		350	352,719
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16	(AMBAC)	360	364,356
Town of Stratford CT GO
4.00%, 08/01/16		100	101,130

			1,699,199
DELAWARE — 0.90%
County of New Castle DE GO
Series A
4.00%, 07/15/16	(ETM)	40	40,409
4.00%, 07/15/16		60	60,634
5.00%, 07/15/16		200	202,690
Delaware Transportation Authority RB
5.00%, 07/01/16		400	404,640
Series A
5.00%, 07/01/16		150	151,740
State of Delaware GO
5.00%, 07/01/16		100	101,166
Series B
3.00%, 07/01/16		100	100,666
5.00%, 07/01/16		155	156,807

			1,218,752
DISTRICT OF COLUMBIA — 0.60%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	220	221,795
6.00%, 06/01/16	(NPFGC)	135	136,266
Series C
5.00%, 06/01/16	(AGM)	250	251,942
Series F
5.00%, 06/01/16	(BHAC)	50	50,389

Security		Principal (000s)	Value
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/16		$150	$151,710

			812,102
FLORIDA — 6.37%
County of Hillsborough FL RB
5.00%, 08/01/16		500	507,550
County of Miami-Dade FL GO
2.70%, 07/01/16		115	115,657
Series B
5.00%, 07/01/16		150	151,717
County of Miami-Dade FL RB
5.00%, 08/01/16	(NPFGC-FGIC)	375	380,550
County of Miami-Dade FL Transit System RB
4.00%, 07/01/16		300	302,655
County of Palm Beach FL GO
4.00%, 08/01/16		115	116,395
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16	(AGM)	75	75,865
5.00%, 07/01/16	(AMBAC)	290	293,344
5.00%, 07/01/16	(NPFGC)	100	101,153
Series B
5.00%, 07/01/16	(NPFGC)	315	318,632
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/16		50	50,666
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16		450	455,166
Series B
5.00%, 07/01/16		350	354,035
Lee County School Board COP
Series B
3.00%, 08/01/16		100	100,825
Miami-Dade County Expressway Authority RB
Series A
3.00%, 07/01/16	(AGM)	100	100,613

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Sarasota County School Board COP
Series B
3.00%, 07/01/16		$210	$211,287
School District of Broward County/FL COP
Series A
5.00%, 07/01/16		125	126,427
State Board of Administration Finance Corp.
Series A
3.75%, 07/01/16		180	181,458
5.00%, 07/01/16		1,280	1,294,362
State of Florida GO
5.00%, 07/01/16		250	252,895
Series A
5.00%, 06/01/16		800	806,264
Series B
5.00%, 06/01/16		100	100,783
Series C
5.00%, 06/01/16		690	695,403
Series D
5.00%, 06/01/16		270	272,114
Series E
5.00%, 06/01/16		120	120,940
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16		100	101,148
Series B
5.00%, 07/01/16		200	202,296
5.00%, 07/01/16	(NPFGC)	315	318,616
Series C
5.00%, 07/01/16		445	450,109
Volusia County School Board COP
4.00%, 08/01/16		50	50,588

			8,609,513
GEORGIA — 2.78%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	101,177
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	151,911

Security		Principal (000s)	Value
County of Douglas GA GO
4.00%, 08/01/16		$130	$131,548
Forsyth County School District GO
5.00%, 06/01/16	(AGM)	260	262,036
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	660	665,056
Series A
4.00%, 06/01/16		120	120,695
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16	(GTD)	100	101,278
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16	(AMBAC)	170	171,952
5.00%, 07/01/16	(NPFGC-FGIC)	125	126,435
Savannah-Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	193,053
State of Georgia GO
Series A
5.00%, 07/01/16		130	131,501
Series B
5.00%, 07/01/16		400	404,620
5.75%, 08/01/16		110	111,962
Series E
5.00%, 08/01/16		835	847,817
Series E-1
4.00%, 07/01/16		230	232,084

			3,753,125
HAWAII — 1.38%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16	(ETM) (AGM)	130	131,560
5.25%, 07/01/16	(AGM)	60	60,726
Series B
2.00%, 08/01/16		100	100,526
5.00%, 08/01/16		100	101,524
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16		200	201,780

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
4.25%, 07/01/16	(NPFGC)	$150	$151,430
5.00%, 07/01/16	(NPFGC)	100	101,140
County of Hawaii HI GO
Series A
5.00%, 07/15/16	(AGC)	100	101,330
County of Maui HI GO
Series B
4.00%, 06/01/16		150	150,924
State of Hawaii GO
Series EK
3.00%, 08/01/16		100	100,865
5.00%, 08/01/16		100	101,531
Series DN
5.00%, 08/01/16		400	406,124
University of Hawaii RB
Series A
4.00%, 07/15/16	(NPFGC)	150	151,525

			1,860,985
IDAHO — 0.09%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	126,914

			126,914
ILLINOIS — 4.39%
Chicago Transit Authority RB
5.00%, 06/01/16	(AGM)	100	100,702
Illinois Finance Authority RB
Series B
5.00%, 07/01/16	(ETM)	55	55,622
5.00%, 07/01/16		265	267,994
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	465	470,287
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	151,705
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	556,253
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,092,280

Security		Principal (000s)	Value
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/16	(NPFGC)	$175	$174,624
0.00%, 06/15/16	(NPFGC-FGIC)	30	29,973
Series A
5.50%, 06/15/16	(FGIC)	100	101,033
Regional Transportation Authority RB
5.75%, 06/01/16	(AGM)	245	247,190
Series A
5.75%, 07/01/16	(NPFGC)	65	65,857
State of Illinois GO
5.00%, 08/01/16		985	998,219
Series A
5.00%, 06/01/16		220	221,507
State of Illinois RB
3.00%, 06/15/16		100	100,523
4.00%, 06/15/16		125	125,944
5.00%, 06/15/16		340	343,264
5.00%, 06/15/16	(NPFGC)	100	100,937
Series B
4.50%, 06/15/16		100	100,857
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		620	625,952

			5,930,723
INDIANA — 0.35%
Indiana University RB
Series 2008A
3.50%, 06/01/16		100	100,526
Series S
3.50%, 08/01/16		175	176,794
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 07/01/16	(NPFGC)	100	101,196
Purdue University RB
Series Y
4.50%, 07/01/16		100	101,018

			479,534
IOWA — 0.67%
City of Des Moines IA GO
Series H
5.00%, 06/01/16		200	201,538

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
City of West Des Moines IA GO
Series A
4.00%, 06/01/16		$100	$100,609
Iowa City Community School District GO
Series B
3.00%, 06/01/16		100	100,443
Iowa Finance Authority RB
5.00%, 08/01/16		300	304,555
Series A
4.00%, 08/01/16		100	101,202
State of Iowa RB
Series A
3.00%, 06/01/16		100	100,446

			908,793
KANSAS — 0.19%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		250	254,788

			254,788
KENTUCKY — 0.15%
Kentucky State Property & Building Commission RB
Series A
3.50%, 08/01/16		100	100,982
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/16		100	101,142

			202,124
LOUISIANA — 0.58%
City of Shreveport LA GO
5.00%, 08/01/16		150	152,195
Louisiana State Citizens Property Insurance Corp. RB
Series B
5.00%, 06/01/16	(AMBAC)	100	100,707
State of Louisiana GO
Series A
5.00%, 08/01/16		100	101,499
Series B
4.25%, 07/15/16	(CIFG)	120	121,304

Security		Principal (000s)	Value
Series C
5.00%, 07/15/16		$300	$303,909

			779,614
MARYLAND — 3.29%
County of Baltimore MD GO
5.00%, 09/01/17	(PR 09/01/16)	100	101,878
County of Calvert MD GO
3.00%, 07/15/16		100	100,753
County of Frederick MD GO
Series B
4.00%, 08/01/16		225	227,704
County of Howard MD GO
Series B
5.00%, 08/15/16		360	366,160
County of Montgomery MD GO
Series A
5.00%, 07/01/16		500	505,775
County of Montgomery MD GOL
Series A
5.00%, 08/01/16		100	101,535
Maryland State Transportation Authority RB
4.00%, 07/01/16	(AGM)	150	151,352
Series A
3.00%, 07/01/16		100	100,651
5.00%, 07/01/16		300	303,450
State of Maryland Department of Transportation RB
4.00%, 09/01/16		150	152,243
5.00%, 06/01/16		100	100,780
State of Maryland GO
Second Series
5.00%, 08/01/16		1,210	1,228,574
5.00%, 08/01/19	(PR 08/01/16)	100	101,500
Second Series A
5.00%, 08/01/16		150	152,302
Series B
5.00%, 08/01/16		150	152,302
Washington Suburban Sanitary Commission GO
4.25%, 06/01/16		100	100,655
5.00%, 06/01/16		400	403,120

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
4.00%, 06/01/16		$100	$100,614

			4,451,348
MASSACHUSETTS — 6.46%
City of Boston MA GO
Series C
5.00%, 08/01/16		175	177,711
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	741,154
Series B
4.00%, 06/01/16		75	75,457
5.00%, 08/01/16		700	710,696
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	507,185
5.00%, 08/01/16		445	451,800
5.00%, 08/01/17	(PR 08/01/16)	1,000	1,015,200
5.00%, 08/01/21	(PR 08/01/16)	275	279,180
5.00%, 08/01/22	(PR 08/01/16)	110	111,672
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16		200	201,724
5.50%, 06/01/16	(NPFGC-FGIC)	200	201,724
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16		750	758,587
Series C
5.25%, 07/01/16		360	364,392
5.50%, 07/01/16		595	602,622
Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16		330	333,967
5.00%, 08/01/16		250	253,837
Series 15A
5.00%, 08/01/16		100	101,535
Series A
5.00%, 08/01/16		195	197,993
5.25%, 08/01/16		250	254,045

Security		Principal (000s)	Value
Massachusetts Health & Educational Facilities Authority RB
Series O
5.00%, 07/01/16		$470	$475,466
Massachusetts Municipal Wholesale Electric Co. RB
Series A
4.00%, 07/01/16		100	100,875
Massachusetts Port Authority RB
Series D
5.50%, 07/01/16	(AGM)	165	167,058
Massachusetts School Building Authority RB
Series A
4.00%, 08/15/16	(AMBAC)	145	146,897
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/16		150	151,797
Series B
5.50%, 08/01/16	(AGM)	100	101,666
Series J
5.25%, 08/01/16	(AGM)	240	243,881

			8,728,121
MICHIGAN — 0.43%
Michigan Finance Authority RB
Series A
5.00%, 07/01/16		575	581,659

			581,659
MINNESOTA — 1.20%
State of Minnesota GO
5.00%, 06/01/16		250	251,950
Series D
4.00%, 08/01/16		135	136,623
5.00%, 08/01/16		270	274,144
Series F
4.00%, 08/01/16		945	956,359

			1,619,076
MISSISSIPPI — 0.07%
Mississippi Development Bank RB
Series A
5.00%, 07/01/16	(AMBAC)	100	101,045

			101,045

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
MISSOURI — 0.41%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/16	(NPFGC-FGIC)	$100	$101,473
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16		300	303,465
Series B
4.00%, 07/01/16		150	151,359

			556,297
MONTANA — 0.20%
Montana Department of Transportation RB
4.00%, 06/01/16		250	251,483
State of Montana GO
Series G
4.00%, 08/01/16		25	25,301

			276,784
NEBRASKA — 0.28%
Metropolitan Utilities District of Omaha RB
Series B
4.00%, 06/01/16	(NPFGC)	150	150,891
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16	(AMBAC)	225	228,004

			378,895
NEVADA — 1.31%
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	100,855
5.00%, 06/15/16		175	176,676
Series C
5.00%, 06/15/16		115	116,102
5.00%, 06/15/16	(NPFGC)	225	227,155
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16		150	151,703

Security		Principal (000s)	Value
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/16		$100	$101,140
County of Clark NV RB
5.00%, 07/01/16	(AMBAC)	300	303,450
Series A
5.00%, 07/01/16		125	126,406
Series F
5.00%, 07/01/16		235	237,644
State of Nevada GOL
5.00%, 06/01/16		225	226,748

			1,767,879
NEW HAMPSHIRE — 0.61%
City of Nashua NH GO
5.00%, 07/15/16	(NPFGC)	100	101,324
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/16		365	371,227
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	100,656
5.00%, 06/01/17	(PR 06/01/16) (NPFGC)	145	146,112
Series B
4.00%, 06/01/16		100	100,614

			819,933
NEW JERSEY — 2.25%
New Jersey Building Authority RB
Series A
5.00%, 06/15/16		250	252,147
5.00%, 06/15/16	(AGM)	225	227,104
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16		450	455,197
Series D
5.00%, 07/01/16	(AGM)	100	101,094
Series E
5.00%, 07/01/16		100	101,155

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/16		$100	$101,019
Series AA
4.00%, 06/15/16		270	271,774
Series B
5.00%, 06/15/16		50	50,431
State of New Jersey GO
5.00%, 06/01/16		370	372,823
Series H
5.25%, 07/01/16		105	106,243
5.25%, 07/01/16	(NPFGC)	100	101,184
Series L
5.25%, 07/15/16	(AMBAC)	520	527,103
Series M
5.50%, 07/15/16	(AMBAC)	125	126,798
Series O
5.00%, 08/01/16		100	101,490
Series Q
4.00%, 08/15/16		150	151,934

			3,047,496
NEW MEXICO — 1.75%
Albuquerque Bernalillo County Water Utility Authority RB
Series A
5.25%, 07/01/16	(AMBAC)	100	101,215
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	101,198
Series B
5.00%, 08/01/16	(SAW)	150	152,297
City of Albuquerque NM GO
Series A
3.00%, 07/01/16		100	100,654
4.00%, 07/01/16		105	105,948
Series B
4.50%, 07/01/16	(NPFGC)	100	101,031
City of Albuquerque NM RB
Series B
5.00%, 07/01/16		200	202,284
New Mexico Finance Authority RB
4.00%, 06/15/16		410	413,079

Security		Principal (000s)	Value
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	$200	$201,656
4.00%, 08/01/16	(SAW)	100	101,161
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/16		470	475,419
Series B
5.00%, 07/01/16		300	303,426

			2,359,368
NEW YORK — 9.54%
City of New York NY GO
Series A
3.00%, 08/01/16		220	221,883
Series A-1
4.00%, 08/15/16		125	126,655
5.00%, 08/01/16		265	269,031
5.00%, 08/15/16		300	305,088
Series B
4.00%, 08/01/16		1,840	1,861,859
5.00%, 08/01/16		440	446,692
Series C
3.00%, 08/01/16		100	100,856
5.00%, 08/01/16		175	177,662
5.25%, 08/01/16		100	101,604
Series D
5.00%, 08/01/16		100	101,521
Series E
5.00%, 08/01/16		600	609,126
Series F
3.00%, 08/01/16		225	226,926
5.00%, 08/01/16		260	263,955
Series G
4.00%, 08/01/16	(AGM)	100	101,188
5.00%, 08/01/16		250	253,802
5.25%, 08/01/16		200	203,208
Series I
3.00%, 08/01/16		200	201,712
5.00%, 08/01/16		100	101,521
Series J
5.00%, 08/01/16		325	329,943
Series J-1
4.00%, 08/01/16		150	151,782
5.00%, 08/01/16		440	446,692

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of Westchester NY GO
Series B
3.00%, 06/01/16		$100	$100,449
Long Island Power Authority RB
0.00%, 06/01/16	(AGM)	165	164,865
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/16	(SAP)	300	304,035
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	106,069
5.00%, 07/15/16	(SAW)	500	506,530
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16	(ETM)	110	110,908
3.00%, 08/01/16		90	90,779
4.00%, 08/01/16	(ETM)	55	55,637
4.00%, 08/01/16		45	45,540
5.00%, 08/01/16	(ETM)	35	35,522
5.00%, 08/01/16		130	131,990
Series A-3
5.00%, 08/01/16		100	101,512
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/16		210	212,020
Series BB
4.00%, 06/15/16		100	100,757
Series EE
3.00%, 06/15/16		120	120,652
5.00%, 06/15/16		135	136,278
Series FF
5.00%, 06/15/16		265	267,549
Series GG
5.00%, 06/15/16		150	151,443
New York State Dormitory Authority RB
4.13%, 07/01/16		100	100,878
5.00%, 07/01/16		635	642,468
5.00%, 07/01/16	(SAP)	100	101,137
5.00%, 08/01/16		100	101,511

Security		Principal (000s)	Value
Series A
4.00%, 07/01/16		$100	$100,875
5.00%, 07/01/16		95	96,114
5.00%, 07/01/16	(GOI)	140	141,624
Series B
5.00%, 07/01/16		250	252,895
Series D
5.00%, 06/15/16		200	201,918
New York State Environmental Facilities Corp. RB
3.00%, 06/15/16		150	150,850
5.00%, 06/15/16		175	176,712
Series A
5.00%, 06/15/16		590	595,771
5.50%, 06/15/16		100	101,081
Series C
4.00%, 06/15/16		150	151,159
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	100,479
Port Authority of New York & New Jersey RB
5.00%, 08/15/16	(AGM)	425	432,289
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	101,209

			12,894,211
NORTH CAROLINA — 2.04%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16		200	203,048
City of Charlotte NC GO
5.00%, 08/01/16		295	299,528
Series B
5.00%, 06/01/16		250	251,950
City of Charlotte NC Water & Sewer System Revenue RB
Series A
5.00%, 07/01/16		275	278,198
County of Davidson NC GO
5.00%, 06/01/16	(AGM)	125	125,970
County of Durham NC COP
Series A
4.00%, 06/01/16		100	100,600

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of Forsyth NC GO
3.50%, 08/01/16		$100	$101,036
4.00%, 07/01/16		150	151,359
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16		150	151,304
4.00%, 08/01/16		115	116,382
5.00%, 08/01/16		150	152,303
State of North Carolina GO
Series A
5.00%, 09/01/16		150	152,866
5.00%, 06/01/20	(PR 06/01/16)	170	171,292
5.25%, 06/01/16		350	352,877
Series B
5.00%, 06/01/16		150	151,170

			2,759,883
OHIO — 2.24%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16		125	127,154
Series A
4.00%, 07/01/16		100	100,906
5.00%, 08/15/16		100	101,723
City of Columbus OH GOL
4.00%, 08/15/16		250	253,380
Ohio State Water Development Authority RB
Series A
5.00%, 06/01/16		350	352,733
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/16		100	100,781
Series B-1
4.00%, 06/01/16		200	201,228
State of Ohio Department of Administration COP
5.00%, 09/01/16		150	152,799
State of Ohio GO
5.00%, 08/01/16		200	203,048
Series A
4.00%, 08/01/16		100	101,201
5.00%, 06/15/16		160	161,522
5.00%, 06/15/18	(PR 06/15/16)	185	186,744

Security		Principal (000s)	Value
Series C
5.00%, 08/01/16		$525	$533,021
State of Ohio RB
Series 2008-1
5.00%, 06/15/16		450	454,293

			3,030,533
OKLAHOMA — 1.56%
City of Tulsa OK GO
Series A
4.00%, 06/01/16		100	100,605
Grand River Dam Authority RB
Series A
4.00%, 06/01/16	(BHAC)	100	100,611
5.00%, 06/01/16	(BHAC)	55	55,427
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16		240	240,953
4.00%, 07/01/16		250	252,150
5.00%, 07/01/16		110	111,251
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16		250	250,980
Oklahoma Department of Transportation RB
5.00%, 09/01/16		85	86,534
State of Oklahoma GO
Series A
2.50%, 07/15/16		200	201,230
Tulsa County Independent School District No. 1 Tulsa GO
Series B
1.25%, 08/01/16		250	250,648
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		200	200,544
University of Oklahoma (The) RB
Series A
4.00%, 07/01/16	(NPFGC)	250	252,225

			2,103,158

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
OREGON — 0.50%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/16		$100	$101,531
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	100,958
State of Oregon GO
Series A
4.00%, 08/01/16		165	167,000
5.00%, 08/01/16		100	101,545
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	201,558

			672,592
PENNSYLVANIA — 3.50%
City of Philadelphia PA Airport Revenue RB
Series A
4.00%, 06/15/16		125	125,896
City of Philadelphia PA GO
5.00%, 08/01/16	(CIFG)	100	101,518
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/16		140	141,330
5.00%, 08/01/16	(AMBAC)	175	177,662
Series C
5.00%, 08/01/16	(AGM)	250	253,802
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	202,280
Series A
5.00%, 07/15/16		200	202,624
Third Series
5.38%, 07/01/16	(NPFGC)	1,085	1,098,378
County of Butler PA GO
4.00%, 07/15/16		110	111,136
County of Chester PA GO
Series C
4.00%, 07/15/16		160	161,648

Security		Principal (000s)	Value
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16		$595	$600,373
5.00%, 07/01/16		465	470,361
Pennsylvania Higher Educational Facilities Authority RB
Series AG
5.00%, 06/15/16		90	90,859
Series AL
5.00%, 06/15/16		125	126,193
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		555	560,278
Pennsylvania State University RB
5.25%, 08/15/16		100	101,780
Pennsylvania Turnpike Commission RB
Series C
5.00%, 06/01/16	(AGM)	200	201,556

			4,727,674
RHODE ISLAND — 0.23%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16	(NPFGC-FGIC)	125	126,124
State of Rhode Island GO
5.00%, 08/01/16	(ETM) (AMBAC)	35	35,526
5.00%, 08/01/16	(AMBAC)	145	147,179

			308,829
SOUTH CAROLINA — 0.28%
County of Berkeley SC RB
4.00%, 06/01/16		50	50,304
State of South Carolina GO
Series A
4.00%, 06/01/16		325	326,995

			377,299
SOUTH DAKOTA — 0.07%
Sioux Falls School District No. 49-5/SD GO
Series B
5.00%, 07/01/16		100	101,137

			101,137

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
TENNESSEE — 1.36%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16		$225	$227,599
Series B
4.00%, 08/01/16		125	126,501
5.00%, 08/01/21	(PR 08/01/16)	420	426,287
Series D
5.00%, 07/01/16		350	354,042
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.00%, 07/01/16		150	151,703
State of Tennessee GO
Series A
4.00%, 08/01/16		550	556,611

			1,842,743
TEXAS — 8.24%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	101,938
Austin Independent School District GO
5.00%, 08/01/16		100	101,534
5.00%, 08/01/16	(PSF)	325	330,067
Series A
4.00%, 08/01/16	(NPFGC)	100	101,201
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16	(AGM)	85	86,136
5.25%, 07/15/16	(AGM)	260	263,661
City of El Paso TX GOL
Series A
5.00%, 08/15/16		150	152,523
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/16	(NPFGC)	125	126,386
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16		115	116,945

Security		Principal (000s)	Value
City of San Antonio TX GOL
5.00%, 08/01/16		$100	$101,534
County of Bexar TX GOL
4.00%, 06/15/16		100	100,742
County of Dallas TX GOL
5.00%, 08/15/16		100	101,692
County of Harris TX GO
Series C
5.00%, 08/15/16		100	101,714
County of Harris TX GOL
Series C
4.00%, 08/15/16		150	151,991
County of Harris TX RB
Series A
5.00%, 08/15/16	(NPFGC)	350	355,848
County of Tarrant TX GOL
5.00%, 07/15/16		300	303,999
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	250	253,835
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	203,462
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	101,554
Edinburg Consolidated Independent School District/TX GO
Series A
5.00%, 08/15/16	(AGM)	150	152,578
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	325,539
Frisco Independent School District GO
3.00%, 08/15/16	(PSF)	150	151,463
Series A
5.25%, 08/15/16	(PSF)	100	101,824
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	275	279,777

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	$200	$203,088
Leander Independent School District GO
5.00%, 08/15/16	(ETM) (PSF)	95	96,598
5.00%, 08/15/16	(PSF)	5	5,086
Lewisville Independent School District GO
0.00%, 08/15/16	(PSF)	100	99,900
5.00%, 08/15/16	(PSF)	245	249,241
Series A
4.00%, 08/15/16	(PSF)	125	126,699
Magnolia Independent School District/TX GO
5.00%, 08/15/16	(PSF)	100	101,731
North East Independent School District/TX GO
5.00%, 08/01/16	(PSF)	240	243,742
Series A
5.00%, 08/01/16	(PSF)	185	187,884
North Texas Municipal Water District RB
5.00%, 09/01/16		590	601,293
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	150	152,736
Permanent University Fund RB
Series B
5.00%, 07/01/16		300	303,465
Round Rock Independent School District GO
5.00%, 08/01/16		200	203,108
Series A
4.00%, 08/01/16		100	101,222
San Antonio Independent School District/TX GO
5.00%, 08/15/16	(PSF)	125	127,171
Socorro Independent School District GO
Series A
5.00%, 08/15/16	(PSF)	150	152,596

Security		Principal (000s)	Value
State of Texas GO
5.00%, 08/01/16		$165	$167,536
Series B
5.00%, 08/01/16		200	203,074
Series C
4.00%, 08/01/16		100	101,205
Series E
5.00%, 08/01/16		150	152,305
Texas Municipal Power Agency RB
0.00%, 09/01/16		280	279,252
Texas Public Finance Authority RB
5.00%, 07/01/16		500	505,775
Texas Tech University RB
Series S
3.00%, 08/15/16		100	100,948
Texas Water Development Board RB
Series A
5.00%, 07/15/16		775	785,331
University of Texas System (The) RB
Series A
5.00%, 08/15/16		460	467,870
Series B
5.00%, 08/15/24	(PR 08/15/16)	750	762,675
Series C
5.00%, 08/15/16		480	488,213

			11,137,687
UTAH — 2.16%
County of Salt Lake UT RB
Series A
5.00%, 08/15/16		100	101,706
Intermountain Power Agency RB
Series A
4.00%, 07/01/16		340	343,026
5.00%, 07/01/16		100	101,140
5.00%, 07/01/16	(AMBAC)	240	242,736
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/16		220	221,965
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	151,407

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
State of Utah GO
Series A
4.00%, 07/01/16		$200	$201,812
5.00%, 07/01/16		1,455	1,471,805
Series C
5.00%, 07/01/16		90	91,039

			2,926,636
VERMONT — 0.19%
State of Vermont GO
Series D
4.00%, 08/15/16		250	253,390

			253,390
VIRGINIA — 3.32%
City of Fairfax VA GO
2.50%, 07/15/16		40	40,241
City of Virginia Beach VA GO
4.00%, 06/01/16		330	332,046
Commonwealth of Virginia GO
5.00%, 06/01/16		150	151,170
Series B
4.00%, 06/01/16		360	362,210
5.00%, 06/01/16		70	70,546
County of Arlington VA GO
5.00%, 08/01/16		250	253,837
5.00%, 08/01/18	(PR 08/01/16)	200	203,032
Series C
4.00%, 08/15/16		200	202,678
Virginia Beach Development Authority RB
Series A
5.00%, 07/15/16		100	101,315
Series C
5.00%, 08/01/16		220	223,329
Virginia College Building Authority RB
4.00%, 09/01/16		100	101,494
4.25%, 09/01/16		175	177,797
Virginia Public Building Authority RB
5.00%, 08/01/19	(PR 08/01/16)	415	421,291
Series A
5.00%, 08/01/16		100	101,534
Series B
5.00%, 08/01/16		255	258,912
5.00%, 08/01/16	(SAP)	185	187,838

Security		Principal (000s)	Value
Series D
5.00%, 08/01/16		$150	$152,301
Virginia Public School Authority RB
Series A
3.00%, 08/01/16	(SAW)	100	100,862
5.00%, 08/01/16		200	203,054
Series B
5.00%, 08/01/16		260	263,970
Series C
5.00%, 08/01/16	(SAW)	570	578,704

			4,488,161
WASHINGTON — 4.72%
City of Seattle WA GOL
5.00%, 09/01/16		100	101,910
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/16		235	237,815
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	100,270
Energy Northwest RB
5.00%, 07/01/16		200	202,296
Series A
4.00%, 07/01/16		280	282,514
5.00%, 07/01/16		400	404,592
5.25%, 07/01/16		625	632,562
5.25%, 07/01/16	(NPFGC)	190	192,299
Series B
7.13%, 07/01/16		400	406,680
Series C
5.00%, 07/01/16		160	161,837
Series D
5.00%, 07/01/16		335	338,846
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26	(PR 06/01/16) (AGM, GTD)	100	100,764
Port of Seattle WA RB
5.00%, 06/01/16		125	125,975
Series A
4.00%, 08/01/16		165	166,978
5.00%, 09/01/16		95	96,812

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16	(NPFGC)	$100	$100,660
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	100,612
State of Washington GO
5.00%, 07/01/16		360	364,158
5.00%, 07/01/16	(AGM)	250	252,887
Series 2010B
5.00%, 08/01/16		540	548,284
Series A
5.00%, 07/01/16		450	455,198
Series B
5.00%, 07/01/16		100	101,155
5.00%, 07/01/16	(AGM)	145	146,675
Series F
4.50%, 07/01/16		250	252,578
Series R-2011C
5.00%, 07/01/16		100	101,155
State of Washington RB
5.00%, 09/01/16		395	402,347

			6,377,859
WISCONSIN — 0.99%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/16		150	151,169
Series 2
5.00%, 06/01/16		200	201,558
State of Wisconsin RB
Series 1
5.00%, 07/01/16		200	202,306
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16		100	101,155
Series A
5.00%, 07/01/16		150	151,733
5.25%, 07/01/16	(AGM)	275	278,349

Security	Principal or Shares (000s)	Value
WPPI Energy RB
Series A
5.00%, 07/01/16	$250	$252,772

		1,339,042

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $133,450,463)		133,615,408

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.09%[a,b]	218	218,252

		218,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $218,252)		218,252

TOTAL INVESTMENTS IN SECURITIES — 99.00%
(Cost: $133,668,715)		133,833,660
Other Assets, Less Liabilities — 1.00%		1,348,654

NET ASSETS — 100.00%		$135,182,314

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CIFG Assurance North America, Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.78%

ALABAMA — 0.48%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$185,449
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17		150	153,069
City of Huntsville AL GO
Series A
4.00%, 09/01/17		265	277,418
State of Alabama GO
Series A
4.00%, 06/01/17		250	259,845

			875,781
ALASKA — 0.71%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	130,204
5.00%, 06/30/17	(NPFGC)	315	332,029
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	104,716
Series D
4.25%, 08/01/17	(AMBAC)	100	104,716
State of Alaska GO
Series A
5.00%, 08/01/17		570	602,541

			1,274,206
ARIZONA — 4.51%
Arizona State University RB Series A
4.00%, 07/01/17		130	135,395
Arizona Transportation Board RB
5.00%, 07/01/17		610	643,208
Series A
4.00%, 07/01/17		150	156,206
City of Chandler AZ GO
3.00%, 07/01/17		100	102,984
City of Glendale AZ GOL
4.00%, 07/01/17		100	103,297

Security		Principal (000s)	Value
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	$100	$105,406
City of Mesa AZ RB
5.00%, 07/01/17		100	105,341
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	100	104,125
5.25%, 07/01/17	(NPFGC-FGIC)	195	206,137
City of Phoenix AZ GO
Series A
5.00%, 07/01/17		480	506,131
City of Phoenix AZ GOL
4.00%, 07/01/17		150	156,302
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	102,933
4.00%, 07/01/17	(NPFGC)	175	182,308
5.00%, 07/01/17		400	421,630
5.50%, 07/01/17		325	344,714
Series A
4.00%, 07/01/17		180	187,425
5.00%, 07/01/17		165	173,686
Series B
5.00%, 07/01/17		325	342,693
Series C
5.00%, 07/01/17		310	326,476
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	105,406
City of Tempe AZ GO Series C
5.00%, 07/01/17		250	263,610
City of Tempe AZ RB
5.00%, 07/01/17		240	252,975
County of Maricopa AZ COP
5.00%, 07/01/17		250	262,935
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	104,137
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17	(AGM)	180	188,611
5.00%, 07/01/17	(AGM)	195	205,542

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Maricopa County Community College District GO
4.00%, 07/01/17		$525	$547,055
Series C
5.00%, 07/01/17		290	305,788
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	355	374,191
Maricopa County Unified School District No. 04 Mesa GO
Series C
4.00%, 07/01/17		170	177,077
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	102,730
Pima County Regional Transportation Authority RB
4.00%, 06/01/17		300	311,682
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/17		100	105,444
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	210,812
State of Arizona COP
4.00%, 09/01/17		100	104,527
Town of Gilbert AZ GO
5.00%, 07/01/17		110	115,918

			8,144,837
ARKANSAS — 0.06%
State of Arkansas GO
Series A
5.00%, 06/01/17		100	105,099

			105,099
CALIFORNIA — 11.13%
Anaheim Union High School District GO
5.00%, 08/01/17		105	111,052
Berkeley Unified School District/CA GO
4.00%, 08/01/17		150	156,741
Cabrillo Community College District GO
5.00%, 08/01/17		100	105,792

Security		Principal (000s)	Value
California State Public Works Board RB
Series A
4.00%, 09/01/17		$125	$130,858
Series C
5.00%, 06/01/17		395	414,944
Series F
5.00%, 09/01/17		200	212,158
Series I
5.00%, 06/01/17		275	288,885
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/17		150	157,996
City of Cupertino CA COP
2.00%, 07/01/17		100	101,841
City of Los Angeles CA GO
4.00%, 09/01/17		100	104,798
Series A
4.00%, 09/01/17		150	157,197
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/17		200	210,250
Series A
4.00%, 06/01/17		455	473,036
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		105	109,719
Series A
3.00%, 06/01/17		125	128,536
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/17		225	237,222
County of Sacramento CA Airport System Revenue RB
Series D
3.75%, 07/01/17	(AGM)	380	394,007
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	208,960

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Escondido Union School District/CA GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	$160	$169,378
Evergreen School District GO
Series A
6.00%, 08/01/17	(AGM)	100	107,020
Fullerton School District GO
4.00%, 08/01/17		145	151,516
Hayward Unified School District GO
4.00%, 08/01/17	(AGM)	100	104,421
Long Beach Unified School District GO
Series A
5.00%, 08/01/17		185	195,767
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/32	(PR 08/01/17)	300	317,412
Series F
5.00%, 08/01/17		75	79,365
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17		210	222,526
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		220	232,263
Series B
5.00%, 07/01/17		915	965,965
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17		300	313,263
5.00%, 07/01/17		410	432,587
Series A-1
5.00%, 07/01/17	(AMBAC)	270	284,874
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17		570	594,094
5.50%, 07/01/17	(FGIC)	135	143,224

Security		Principal (000s)	Value
Series B
4.00%, 07/01/17	(AMBAC)	$150	$156,340
Series C
2.00%, 07/01/17		500	508,700
4.00%, 07/01/17	(AGM)	100	104,227
Series I
5.00%, 07/01/17		100	105,470
Series KRY
4.00%, 07/01/17		100	104,227
5.00%, 07/01/17		145	152,932
Series KY
5.00%, 07/01/17		320	337,504
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/17	(AGM)	100	105,302
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17		135	140,793
Series E
4.00%, 07/01/17		100	104,342
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17		75	78,508
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	99,020
Northern California Power Agency RB
Series A
3.00%, 06/01/17		150	154,207
5.00%, 06/01/17		100	105,179
Oak Grove School District GO
Series B
4.00%, 08/01/17		125	130,566
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	236,245
Sacramento County Water Financing Authority RB
5.00%, 06/01/17		250	262,562

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	$220	$229,035
5.00%, 08/15/17	(AGM)	530	561,705
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/17		200	210,604
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/17		285	301,587
San Diego Unified School District/CA GO
Series D-1
5.50%, 07/01/17	(NPFGC)	365	387,236
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/17		225	232,281
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/17		100	104,304
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		260	273,827
San Jose Financing Authority RB
Series A
4.00%, 06/01/17		125	130,003
San Juan Unified School District GO
Series B
2.00%, 08/01/17		150	152,744
San Mateo County Community College District GO
4.00%, 09/01/17		345	361,870
San Mateo County Transportation Authority RB
Series A
5.25%, 06/01/17	(NPFGC)	130	137,045
Santa Clara Unified School District GO
5.00%, 07/01/17		200	210,940

Security		Principal (000s)	Value
Santa Margarita-Dana Point Authority RB
Series 2014A
5.00%, 08/01/17		$100	$105,930
Santa Monica Community College District GO
5.00%, 08/01/17		245	259,259
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	106,169
Southern California Public Power Authority RB
5.00%, 07/01/17		460	485,162
Series A
5.00%, 07/01/17		635	669,803
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	233,532
State of California GO
4.00%, 09/01/17		965	1,011,117
4.20%, 06/01/17	(SGI)	280	291,760
5.00%, 06/01/17	(SGI)	915	961,821
5.00%, 09/01/17		175	185,801
Series A
5.00%, 07/01/17		1,070	1,128,251
Series B
5.00%, 09/01/17		100	106,172
West Basin Municipal Water District/CA RB
Series A
4.00%, 08/01/17		50	52,254
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	105,751
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/17		200	209,124

			20,108,878
COLORADO — 1.00%
City & County of Denver CO GO
Series A
5.00%, 08/01/17		200	211,640

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
City & County of Denver CO RB
Series A
5.00%, 09/01/17	(AGM)	$350	$370,664
County of Boulder CO RB
5.00%, 07/15/17		50	52,795
Platte River Power Authority RB Series GG
4.50%, 06/01/17	(AGM)	70	73,099
Regional Transportation District COP
Series A
5.00%, 06/01/17		300	314,676
University of Colorado RB
Series A
4.00%, 06/01/17		75	77,930
5.00%, 06/01/17		250	262,817
Series B
4.00%, 06/01/17		125	129,883
5.00%, 06/01/17		305	320,637

			1,814,141
CONNECTICUT — 1.79%
City of Danbury CT GO
Series B
5.00%, 07/01/17		265	279,326
City of Hartford CT GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	95	100,906
5.25%, 08/15/17	(AMBAC)	5	5,312
City of Stamford CT GO
Series B
5.00%, 07/01/17		300	316,566
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		100	100,042
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	210,548
Series C
5.00%, 06/01/17		1,130	1,186,319
5.00%, 06/15/17		100	105,139
Series E
4.00%, 08/15/17		150	156,637

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	$180	$187,974
Series B
5.25%, 07/01/17	(AMBAC)	480	507,499
University of Connecticut RB
Series A
4.00%, 08/15/17		75	78,401

			3,234,669
DELAWARE — 1.23%
City of Wilmington DE GO
Series A
5.00%, 06/01/17	(AGM)	100	105,127
County of New Castle DE GO
Series A
5.00%, 07/15/17	(ETM)	70	73,876
5.00%, 07/15/17		130	137,410
Series B
5.00%, 07/15/17		130	137,410
Delaware Transportation Authority RB
5.00%, 07/01/17		290	305,901
5.00%, 09/01/17		120	127,201
Series A
5.00%, 07/01/17		580	611,802
State of Delaware GO
Series A
3.00%, 07/01/17		130	133,895
5.00%, 07/01/17		280	295,352
Series B
5.00%, 07/01/17		275	290,078

			2,218,052
DISTRICT OF COLUMBIA — 0.65%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	650	683,014
Series C
5.00%, 06/01/17	(AGM)	100	105,079
Series F
5.00%, 06/01/17	(BHAC)	375	394,046

			1,182,139

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
FLORIDA — 5.54%
Central Florida Expressway Authority RB
5.00%, 07/01/17		$175	$184,301
County of Hillsborough FL Utility Revenue RB
Series A
4.00%, 08/01/17		195	203,551
County of Miami-Dade FL GO
5.00%, 07/01/17		120	126,348
Series B
5.00%, 07/01/17		100	105,290
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC-FGIC)	100	104,896
5.00%, 08/01/17	(NPFGC-FGIC)	275	290,284
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	145,739
5.00%, 07/01/17		200	210,682
5.00%, 07/01/17	(AGM)	225	237,017
Series A
3.00%, 07/01/17		100	102,857
County of Palm Beach FL GO
5.00%, 08/01/17		290	307,037
County of Palm Beach FL RB
4.00%, 06/01/17		350	363,797
Florida Department of Environmental Protection RB
5.00%, 07/01/17		125	131,790
5.00%, 07/01/17	(AGM)	155	163,420
Series A
3.25%, 07/01/17		180	185,861
4.00%, 07/01/17		200	208,378
Series B
5.00%, 07/01/17		115	121,247
5.25%, 07/01/17		285	301,365
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		800	843,248
Series C
5.00%, 07/01/17		250	263,515
Lee County School Board COP
Series B
5.00%, 08/01/17		300	317,088

Security		Principal (000s)	Value
Palm Beach County School District COP
Series B
5.00%, 08/01/17		$150	$158,584
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/17	(AMBAC)	100	105,647
State of Florida GO
5.00%, 07/01/17		215	226,705
Series A
5.00%, 06/01/17		860	903,782
5.00%, 07/01/17		340	358,510
Series B
5.00%, 06/01/17		610	641,055
Series C
5.00%, 06/01/17		270	283,746
Series D
5.00%, 06/01/17		225	236,455
5.50%, 06/01/17		330	348,714
Series E
5.00%, 06/01/17		175	183,909
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		390	410,982
5.00%, 07/01/17	(AMBAC)	130	136,994
Series B
5.00%, 07/01/17		260	273,988
Series C
5.00%, 07/01/17		430	453,134
Series E
5.00%, 07/01/17		225	237,105
Volusia County School Board COP
5.00%, 08/01/17		125	132,050

			10,009,071
GEORGIA — 3.62%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		140	146,789
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	315,345
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	199,352

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
4.00%, 06/01/17	(AGM)	$100	$103,692
5.00%, 06/01/17		575	603,370
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/17	(GTD)	450	470,101
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/17	(NPFGC)	315	332,070
State of Georgia GO
Series A
5.00%, 07/01/17		320	337,504
Series B
5.00%, 07/01/17		100	105,470
Series D
5.00%, 07/01/17		500	527,350
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	898,722
5.00%, 08/01/21	(PR 08/01/17)	950	1,004,454
Series I
5.00%, 07/01/17		560	590,632
Series J-1
4.00%, 07/01/17		875	911,986

			6,546,837
HAWAII — 1.18%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17		75	78,312
4.00%, 08/01/17	(ETM)	50	52,190
Series B
2.50%, 08/01/17		100	102,429
5.00%, 08/01/17		275	290,826
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		100	101,640
3.25%, 07/01/17		100	103,193
4.25%, 07/01/17	(NPFGC)	150	156,653
5.00%, 07/01/17		125	131,709
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	264,457

Security		Principal (000s)	Value
Series DQ
5.00%, 06/01/17		$435	$457,146
Series DR
5.00%, 06/01/17		155	162,891
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		220	233,345

			2,134,791
IDAHO — 0.06%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	103,058

			103,058
ILLINOIS — 2.29%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17	(ETM)	10	10,537
5.00%, 07/01/17		225	236,959
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(ETM) (NPFGC)	50	49,464
0.00%, 06/15/17	(NPFGC-FGIC)	180	176,530
5.20%, 06/15/17	(NPFGC)	100	104,422
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	94,301
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	158,011
6.00%, 07/01/17	(NPFGC-FGIC)	200	213,088
State of Illinois GO
5.00%, 06/01/17		75	78,302
5.00%, 08/01/17		475	496,769
First Series
5.50%, 08/01/17	(NPFGC)	35	36,943
Series A
5.00%, 06/01/17		850	884,493
State of Illinois RB
4.00%, 06/15/17		200	207,880
5.00%, 06/15/17		895	940,985
5.00%, 06/15/17	(ETM)	5	5,259
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	320	338,320

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series B
4.50%, 06/15/17	$100	$104,539

		4,136,802
INDIANA — 0.45%
Indiana Finance Authority RB
Series C
5.00%, 07/01/17	50	52,626
Indiana University RB
Series A
2.00%, 06/01/17	100	101,609
Series V-1
3.00%, 08/01/17	275	283,613
Purdue University RB Series Z-1
5.00%, 07/01/17	350	368,921

		806,769
IOWA — 0.82%
City of Des Moines IA GO
Series A
5.00%, 06/01/17	400	419,496
Iowa Finance Authority RB
4.25%, 08/01/17	250	261,812
5.00%, 08/01/17	250	264,515
Series A
4.00%, 08/01/17	155	161,944
State of Iowa RB
4.00%, 06/15/17	150	156,086
Series A
5.00%, 06/01/17	215	225,946

		1,489,799
KANSAS — 0.23%
Johnson County Water District No. 1 RB
4.50%, 06/01/17	400	417,932

		417,932
KENTUCKY — 0.58%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17	400	423,164
Kentucky Public Transportation Infrastructure Authority RB
Series A
3.00%, 07/01/17	50	51,409

Security		Principal (000s)	Value
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/17		$150	$158,460
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/17		400	421,260

			1,054,293
LOUISIANA — 0.57%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	165	171,452
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17		110	115,278
State of Louisiana GO
Series C
5.00%, 07/15/17		565	595,832
State of Louisiana RB
Series A
4.00%, 06/15/17		140	145,541

			1,028,103
MAINE — 0.44%
Maine Turnpike Authority RB
5.00%, 07/01/17	(AGM)	100	105,419
5.25%, 07/01/37	(PR 07/01/17)	250	264,258
State of Maine GO
5.00%, 06/01/17		400	420,412

			790,089
MARYLAND — 3.86%
City of Baltimore MD RB Series D
5.00%, 07/01/17	(AMBAC)	150	157,992
City of Frederick MD GO
5.00%, 09/01/17		100	106,133
County of Baltimore MD GO
5.00%, 08/01/17		345	365,079
County of Frederick MD GO
4.00%, 06/01/17		50	51,981
5.00%, 06/01/18	(PR 06/01/17)	100	105,069
Series B
4.00%, 08/01/17		100	104,494

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of Howard MD GO
Series B
5.00%, 08/15/17		$365	$386,834
County of Montgomery MD GO
5.00%, 07/01/17		200	210,940
Series A
5.00%, 07/01/17		100	105,470
5.00%, 08/01/17		200	211,640
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	369,477
Series B
5.00%, 07/15/17		200	211,268
Series C
5.00%, 08/01/17		200	211,640
Maryland State Transportation Authority RB
5.00%, 07/01/17		250	263,548
Series A
4.00%, 07/01/17		380	395,869
5.00%, 07/01/17		100	105,419
State of Maryland Department of Transportation RB Second Series
5.00%, 06/01/17		100	105,123
State of Maryland GO
5.00%, 08/15/23	(PR 08/15/17)	250	264,680
Second Series
5.00%, 07/15/17		275	290,493
5.00%, 08/01/17		485	513,227
Second Series A
3.00%, 08/15/17		100	103,254
Second Series B
5.00%, 08/01/17		275	291,005
5.25%, 08/15/17		360	382,763
Series B
4.50%, 08/01/17		250	262,893
5.00%, 08/01/17		450	476,190
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17		475	499,334
Series A
5.00%, 06/01/17		400	420,492

			6,972,307

Security		Principal (000s)	Value
MASSACHUSETTS — 5.53%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		$100	$104,720
Series C
5.25%, 08/01/17		240	254,686
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17		130	135,461
Series A
4.00%, 08/01/17		300	313,386
5.00%, 08/01/17		400	423,148
Series B
3.00%, 07/01/17		100	102,958
3.00%, 08/01/17		180	185,647
4.00%, 08/01/17		250	261,155
5.00%, 06/01/17		210	220,691
5.00%, 07/01/17		400	421,776
5.00%, 08/01/17		350	370,254
Series C
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	450	475,546
Series D
5.50%, 08/01/17		215	228,868
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17		175	184,573
5.25%, 07/01/17		385	407,135
Series C
5.50%, 07/01/17	(ETM)	5	5,300
5.50%, 07/01/17		1,025	1,087,261
Series D
5.00%, 07/01/17	(ETM)	500	526,900
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17		500	529,100
Series 12
5.25%, 08/01/17		500	530,755
Series 14
3.50%, 08/01/17		100	103,831
5.00%, 08/01/17		245	259,259

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
5.25%, 08/01/17		$485	$514,832
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	476,946
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		100	105,328
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	104,656
Series D
5.00%, 07/01/17	(AGM)	140	147,388
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/17		835	873,326
Massachusetts Water Resources Authority RB
5.25%, 08/01/17		540	573,058
Series J
5.25%, 08/01/17	(ETM) (AGM)	55	58,342

			9,986,286
MICHIGAN — 0.45%
Michigan Finance Authority RB
Series A
5.00%, 07/01/17		675	711,747
Michigan State University RB
Series A
4.00%, 08/15/17		100	104,506

			816,253
MINNESOTA — 1.64%
State of Minnesota GO
5.00%, 08/01/17		905	957,418
5.00%, 08/01/17	(ETM)	5	5,279
Series A
5.00%, 06/01/17		125	131,374
5.00%, 08/01/17		175	185,136
Series B
5.00%, 08/01/17		275	290,928
Series C
5.00%, 08/01/17		235	248,611

Security		Principal (000s)	Value
Series D
3.00%, 08/01/17		$200	$206,282
4.00%, 08/01/17		100	104,467
5.00%, 08/01/17		415	439,037
Series F
4.00%, 08/01/17		375	391,751

			2,960,283
MISSISSIPPI — 0.06%
Mississippi Development Bank RB
Series C
5.00%, 08/01/17		100	105,297

			105,297
MISSOURI — 0.23%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17	(ETM)	5	5,271
5.00%, 07/01/17		245	258,401
Series B
5.00%, 07/01/17		150	158,205

			421,877
MONTANA — 0.12%
Montana Department of Transportation RB
4.00%, 06/01/17		200	207,718

			207,718
NEBRASKA — 0.23%
City of Omaha NE GO
5.00%, 06/01/17		250	262,657
Nebraska Public Power District RB
4.00%, 07/01/17		150	156,302

			418,959
NEVADA — 2.11%
Clark County School District GOL
Series A
5.50%, 06/15/17		100	105,777
Series B
4.50%, 06/15/17	(AMBAC)	475	496,812
Series C
5.00%, 06/15/17		115	120,955
Series D
4.00%, 06/15/17		250	259,947

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of Clark Department of Aviation RB Series D
5.00%, 07/01/17		$505	$531,972
County of Clark NV RB
5.00%, 07/01/17		100	105,328
5.00%, 07/01/17	(AMBAC)	250	263,450
Series B
3.00%, 07/01/17		150	154,209
Las Vegas Valley Water District GOL Series B
4.00%, 06/01/17		100	103,859
State of Nevada GOL
4.00%, 08/01/17		150	156,666
Series D
5.00%, 06/01/17		425	446,586
State of Nevada RB
5.00%, 06/01/17		805	845,693
Washoe County School District/NV GOL
Series A
4.13%, 06/01/17		110	114,436
Series F
3.00%, 06/01/17		100	102,728

			3,808,418
NEW HAMPSHIRE — 0.86%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17		150	156,822
5.00%, 08/15/17		475	503,082
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	210,940
Series B
4.00%, 06/01/17		100	103,962
5.00%, 06/01/17		200	210,246
State of New Hampshire RB
5.00%, 09/01/17		350	370,748

			1,555,800
NEW JERSEY — 2.04%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	105,727

Security		Principal (000s)	Value
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		$115	$116,784
5.00%, 06/15/17		250	259,817
New Jersey Economic Development Authority RB
5.00%, 06/15/17		150	155,130
Series GG
5.00%, 09/01/17	(SAP)	40	42,375
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17		250	262,122
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	331,188
Series AA
5.00%, 06/15/17		270	281,464
State of New Jersey GO
5.00%, 06/01/17		215	224,922
5.00%, 08/01/17		100	105,187
5.00%, 06/01/23	(PR 06/01/17)	160	168,034
5.00%, 06/01/25	(PR 06/01/17)	150	157,531
5.00%, 06/01/26	(PR 06/01/17)	100	105,021
5.00%, 06/01/27	(PR 06/01/17)	295	309,812
Series H
5.25%, 07/01/17		125	131,485
Series L
5.25%, 07/15/17	(AMBAC)	380	400,300
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	422,432
Series Q
5.00%, 08/15/17		100	105,331

			3,684,662
NEW MEXICO — 1.47%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17	(SAW)	225	235,028
City of Albuquerque NM GO Series A
4.00%, 07/01/17		100	104,201

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
City of Albuquerque NM RB Series B
5.00%, 07/01/17	$150	$158,070
New Mexico Finance Authority RB
4.50%, 06/01/17	100	104,487
Series B
5.00%, 06/15/17	600	631,710
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	264,353
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17	100	105,419
Series A
5.00%, 07/01/17	990	1,043,648

2,646,916
NEW YORK — 9.28%
City of Albany NY GOL Series A
2.00%, 07/01/17	100	101,114
City of New York NY GO
Series 1
5.00%, 08/01/17	50	52,881
Series A
3.00%, 08/01/17	100	103,112
Series A-1
4.00%, 08/01/17	115	120,103
4.00%, 08/15/17	250	261,395
4.20%, 08/01/17	210	219,874
5.00%, 08/01/17	835	883,113
Series B
4.00%, 08/01/17	250	261,092
5.00%, 08/01/17	1,115	1,179,246
Series C
3.00%, 08/01/17	100	103,112
4.00%, 08/01/17	250	261,092
5.00%, 08/01/17	835	883,113
5.25%, 08/01/17	100	106,093
Series E
4.00%, 08/01/17	555	579,625
5.00%, 08/01/17	905	957,146
Series F
5.00%, 08/01/17	200	211,524

Security		Principal (000s)	Value
Series G
4.00%, 08/01/17		$540	$563,960
5.00%, 08/01/17		100	105,762
Series H
4.00%, 08/01/17		200	208,874
Series I
5.00%, 08/01/17		550	581,691
Series I-1
4.00%, 08/01/17		120	125,324
5.00%, 08/01/17		600	634,572
Series J-1
5.00%, 08/01/17		585	618,708
Metropolitan Transportation Authority RB Series A
5.50%, 07/01/17	(SAP)	345	366,152
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	364,910
4.50%, 07/15/17	(SAW)	275	288,475
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17	(ETM)	20	21,135
5.00%, 08/01/17		100	105,833
Series A-3
4.00%, 08/01/17		335	349,713
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17		250	261,167
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17		390	410,381
Series EE
3.00%, 06/15/17		100	102,898
5.00%, 06/15/17		165	173,623
Series FF-1
4.00%, 06/15/17		215	223,942
Series GG
4.00%, 06/15/17		150	156,239
5.00%, 06/15/17		100	105,359

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
New York State Dormitory Authority RB
3.00%, 07/01/17		$130	$133,697
4.75%, 07/01/17		100	105,095
5.00%, 07/01/17		740	780,547
Series A
3.10%, 07/01/17		200	206,420
5.00%, 07/01/17		675	711,621
6.00%, 07/01/17	(NPFGC)	100	106,635
Series B
5.00%, 07/01/17	(AGM)	105	110,608
Series D
3.00%, 06/15/17		120	123,522
5.00%, 06/15/17		635	668,636
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		375	395,182
5.50%, 06/15/17		195	206,665
Series A
5.00%, 06/15/17		305	321,415
5.00%, 08/15/17		225	238,716
Series B
5.00%, 06/15/17		150	158,073
Series C
5.00%, 06/15/17		230	242,379
Port Authority of New York & New Jersey RB
5.00%, 08/15/17	(AGM)	100	105,961
Series 163
2.50%, 07/15/17	(GOI)	50	51,207
Series 180
3.00%, 06/01/17		50	51,394

			16,770,126
NORTH CAROLINA — 1.37%
City of Charlotte NC GO
5.00%, 08/01/17		645	682,539
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17		110	116,017
Series B
4.00%, 07/01/17		100	104,227
5.00%, 07/01/17		200	210,940

Security		Principal (000s)	Value
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17		$175	$184,410
County of Guilford NC GO Series A
5.00%, 08/01/17		100	105,820
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17		100	104,494
5.00%, 08/01/17		270	285,714
State of North Carolina GO Series B
5.00%, 06/01/17		645	678,043

			2,472,204
OHIO — 2.10%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17		635	672,986
Series A
5.00%, 07/01/17		115	121,290
5.00%, 08/15/17		75	79,487
Ohio State University (The) RB Series A
4.00%, 06/01/17		100	103,894
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/17		510	536,025
State of Ohio GO
Series B
5.00%, 08/01/17		680	719,134
Series C
5.00%, 08/01/17		970	1,025,823
State of Ohio RB
Series 2007-1
5.00%, 06/15/17	(AGM)	130	136,812
5.50%, 06/15/17	(AGM)	100	105,839
Series 2008-1
5.00%, 06/15/17		270	284,148

			3,785,438

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
OKLAHOMA — 1.32%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17		$100	$103,847
5.00%, 06/01/17	(BHAC)	150	157,600
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17		375	389,940
Series A
3.25%, 07/01/17		100	103,193
Series B
4.00%, 07/01/17		255	265,419
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	104,163
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17		150	151,575
2.50%, 08/01/17		65	66,544
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	102,831
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	105,821
Oklahoma Development Finance Authority RB
3.00%, 06/01/17		120	123,227
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	130,435
5.00%, 07/15/17		360	380,268
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	203,292

			2,388,155
OREGON — 1.10%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17		315	331,594
5.00%, 08/01/17		440	465,203

Security		Principal (000s)	Value
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	$190	$199,987
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	104,057
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	105,493
Portland Community College District GO
5.00%, 06/15/17		375	394,710
State of Oregon GO Series A
5.00%, 08/01/17		215	227,453
State of Oregon GOL Series A
5.00%, 08/01/17		150	158,730

			1,987,227
PENNSYLVANIA — 4.54%
City of Philadelphia PA GO Series A
5.25%, 08/01/17	(AGM)	150	158,692
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17	(AGM)	175	184,060
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	78,861
First Series
5.00%, 08/15/17		350	369,649
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	185,006
Series T
5.00%, 07/01/17		450	473,166
Third Series
5.00%, 07/15/17		600	631,782
5.38%, 07/01/17		500	528,065
5.38%, 07/01/17	(AGM)	920	972,707
County of Bucks PA GO
5.00%, 06/01/17		150	157,637

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Delaware County Authority RB
5.00%, 08/01/17	$150	$158,585
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17	450	477,004
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17	1,605	1,692,376
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17	150	155,102
5.00%, 08/01/17	210	221,701
5.00%, 09/01/17	125	132,666
Series AN
5.00%, 06/15/17	125	131,455
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17	715	752,137
Pennsylvania State University RB Series B
5.25%, 08/15/17	100	106,167
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17	(AGM)	250	262,260
Series C
5.25%, 06/01/17	(AGM)	250	262,985
Philadelphia Regional Port Authority RB
5.00%, 09/01/17	100	105,933

8,197,996
RHODE ISLAND — 0.06%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17	105	109,961

109,961
SOUTH CAROLINA — 0.42%
County of Charleston SC GO Series A
5.50%, 08/01/17	100	106,483
North Charleston Sewer District RB
4.00%, 07/01/17	100	103,971

Security		Principal (000s)	Value
South Carolina Ports Authority RB
5.00%, 07/01/17		$125	$131,323
State of South Carolina GO
Series A
5.00%, 06/01/17		200	210,246
5.00%, 07/01/17	(SAW)	200	211,044

			763,067
SOUTH DAKOTA — 0.12%
South Dakota State Building Authority RB
5.00%, 06/01/17	(ETM) (AGM)	85	89,276
5.00%, 06/01/17	(AGM)	115	120,743

			210,019
TENNESSEE — 1.33%
City of Johnson City TN GO
4.00%, 06/01/17		100	103,930
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		250	260,502
5.00%, 07/01/17		695	732,836
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	263,515
Metropolitan Nashville Airport Authority (The) RB Series A
4.13%, 07/01/17	(AGM)	100	104,318
State of Tennessee GO
Series A
4.00%, 08/01/17		695	726,331
Series C
5.00%, 09/01/17		200	212,364

			2,403,796
TEXAS — 8.03%
Austin Independent School District GO
4.00%, 08/01/17		250	261,177
5.00%, 08/01/17	(PSF)	215	227,393

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
City of Arlington TX GOL Series A
4.00%, 08/15/17		$115	$120,262
City of Austin TX GOL
5.00%, 09/01/17		100	106,147
City of Carrollton TX GOL
4.00%, 08/15/17		200	208,724
City of Dallas TX RB
5.00%, 08/15/17	(AGM)	100	105,303
City of El Paso TX GOL
5.00%, 08/15/17		100	105,826
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	184,257
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		650	688,148
City of San Antonio TX GOL
5.00%, 08/01/17		290	306,811
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(MT 08/14/17)	100	102,821
Corpus Christi Independent School District GO
5.00%, 08/15/17		320	338,870
County of Bexar TX GOL
5.00%, 06/15/17		50	52,616
County of Harris TX GOL Series C
5.00%, 08/15/17		375	396,847
County of Harris TX RB Series A
5.00%, 08/15/17	(NPFGC)	355	375,533
County of Tarrant TX GOL
4.00%, 07/15/17		345	359,911
5.00%, 07/15/17		200	211,206
Del Mar College District GOL
5.00%, 08/15/17		100	105,755
Denton Independent School District GO
4.50%, 08/15/17		125	131,414

Security		Principal (000s)	Value
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	$200	$211,852
Ennis Independent School District GO
5.00%, 08/15/17		125	132,408
Frisco Independent School District GO
5.00%, 08/15/17	(PSF)	100	105,819
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	400	418,248
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	300	317,916
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	101,197
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	260,870
5.00%, 08/01/17	(PSF)	100	105,764
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	49,566
Lewisville Independent School District GO
5.00%, 08/15/17		50	52,913
Lone Star College System GOL Series A
5.00%, 08/15/17		100	105,784
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	100	105,926
Mesquite Independent School District GO
4.25%, 08/15/17	(ETM) (PSF)	100	104,853
4.25%, 08/15/17	(PSF)	130	136,374
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	148,138
Series A
5.00%, 08/01/17	(PSF)	135	142,781

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 08/01/17	(PSF)	$250	$264,532
North Texas Municipal Water District RB
3.00%, 06/01/17		100	102,604
4.00%, 06/01/17		535	555,389
5.00%, 09/01/17		300	318,441
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	26,149
5.00%, 09/01/17		300	318,003
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	200	209,124
Permanent University Fund RB
5.00%, 07/01/17		500	527,350
Series A
5.00%, 07/01/17		100	105,444
Round Rock Independent School District GO
5.00%, 08/01/17		365	386,039
5.00%, 08/01/17	(PSF)	170	179,799
Series A
4.00%, 08/01/17		125	130,549
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	307,319
Series 2011
4.00%, 08/15/17		150	156,912
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	94,317
State of Texas GO
Series A
5.00%, 08/01/17		260	275,072
Series B
5.00%, 08/01/17		100	105,810
Series C
5.25%, 08/01/17		200	212,228
Series D
4.00%, 08/01/17		100	104,457
Series E
4.00%, 08/01/17		340	355,154

Security		Principal (000s)	Value
Tarrant Regional Water District RB
6.00%, 09/01/17		$250	$268,740
Texas Tech University RB Series A
5.00%, 08/15/17		300	317,607
Texas Water Development Board RB
Series A
5.00%, 07/15/17		140	147,862
Series A
5.00%, 07/15/17		245	258,759
University of Texas System (The) RB
Series A
4.00%, 08/15/17		115	120,311
5.00%, 08/15/17		275	291,451
Series B
3.00%, 08/15/17		250	258,135
5.00%, 08/15/17		290	307,348
5.25%, 08/15/17		390	414,660
Series C
5.00%, 08/15/17		180	190,768
Series E
5.00%, 08/15/17		100	105,982
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	104,797
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	99,131

			14,509,673
UTAH — 1.73%
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	105,039
Intermountain Power Agency RB Series A
4.00%, 07/01/17		600	624,750
State of Utah GO
Series A
4.00%, 07/01/17		510	531,624
5.00%, 07/01/17		1,315	1,387,101
Series C
4.00%, 07/01/17		100	104,240
5.00%, 07/01/17		360	379,739

			3,132,493

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
VIRGINIA — 3.64%
City of Alexandria VA GO Series A
5.00%, 07/15/17	$50	$52,817
City of Fairfax VA GO
2.50%, 07/15/17	100	102,429
City of Richmond VA GO Series C
5.00%, 07/15/17	(SAW)	150	158,465
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17	200	210,390
Series B
5.00%, 07/15/17	175	184,999
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	131,404
Series B
4.00%, 06/01/17	130	135,151
5.00%, 06/01/17	325	341,650
County of Arlington VA GO
Series C
4.00%, 08/15/17	100	104,618
Series D
5.00%, 08/01/17	200	211,640
County of Henrico VA GO
5.00%, 07/15/17	370	390,846
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17	100	105,686
Virginia College Building Authority RB
4.25%, 09/01/17	100	105,048
5.00%, 09/01/17	850	901,875
Series A
5.00%, 09/01/17	140	148,544
Series B
5.00%, 09/01/17	285	302,354
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17	840	888,695
Series C
5.00%, 08/01/17	100	105,797

Security		Principal (000s)	Value
Series D
5.00%, 08/01/17		$125	$132,246
Virginia Public School Authority RB
Series A
5.00%, 08/01/17		280	296,114
Series B
5.00%, 08/01/17		350	370,142
5.00%, 08/01/17	(SAW)	150	158,632
5.25%, 08/01/17		615	652,429
Series C
5.00%, 08/01/17	(SAW)	125	132,194
Series 2010C
5.00%, 08/01/17	(SAW)	230	243,236

			6,567,401
WASHINGTON — 5.81%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17	(GTD)	150	153,960
County of King WA GOL
5.00%, 06/01/17		100	105,091
Series B
5.00%, 06/01/17		100	105,115
Energy Northwest RB
Series A
4.00%, 07/01/17		385	401,078
4.50%, 07/01/17		285	298,671
5.00%, 07/01/17		1,855	1,955,522
5.25%, 07/01/17	(NPFGC)	275	290,755
Series B
5.00%, 07/01/17		495	521,824
Series C
0.00%, 07/01/17		100	98,908
5.00%, 07/01/17		120	126,503
5.25%, 07/01/17	(NPFGC)	140	148,021
Series D
5.00%, 07/01/17		100	105,419
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17		200	210,110
Port of Seattle WA RB
4.00%, 06/01/17		100	103,932
5.50%, 09/01/17	(NPFGC)	150	159,954

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
4.00%, 08/01/17		$200	$208,906
State of Washington COP
Series B
4.50%, 07/01/17		560	586,790
Series D
4.00%, 07/01/17		140	145,828
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	132,229
Series 2010C
5.00%, 08/01/17		115	121,650
Series A
5.00%, 07/01/17		400	421,776
5.00%, 07/01/32	(PR 07/01/17)	260	273,920
Series B
5.00%, 07/01/17		100	105,444
5.00%, 07/01/17	(AGM)	200	210,888
Series C
0.00%, 06/01/17	(AMBAC)	100	99,036
5.00%, 06/01/17		180	189,164
5.50%, 07/01/17		205	217,435
Series R
5.00%, 07/01/17		130	137,077
Series R-2007C
5.00%, 07/01/17		575	606,303
Series R-2011B
5.00%, 07/01/17		315	332,149
Series R-2011C
5.00%, 07/01/17		1,045	1,101,890
Series R-2013A
5.00%, 07/01/17		165	173,983
Series R-2015-C
5.00%, 07/01/17		100	105,444
State of Washington RB
5.00%, 09/01/17		510	540,406

			10,495,181
WEST VIRGINIA — 0.20%
School Building Authority of West Virginia RB
5.00%, 07/01/17		100	105,406

Security		Principal or Shares (000s)	Value
State of West Virginia GO Series A
5.00%, 06/01/17		$250	$262,728

			368,134
WISCONSIN — 1.79%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	420,268
Series 4
4.00%, 06/01/17		250	259,765
5.00%, 06/01/17		300	315,201
State of Wisconsin RB
Series 1
4.00%, 07/01/17		325	338,530
5.00%, 07/01/17		100	105,406
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		350	369,100
5.00%, 07/01/17	(NPFGC-FGIC)	195	205,641
Series 2
4.00%, 07/01/17		425	442,909
WPPI Energy RB
Series 2013A
4.00%, 07/01/17		310	322,707
Series A
5.00%, 07/01/17	(AGM)	435	458,120

			3,237,647

TOTAL MUNICIPAL BONDS & NOTES (Cost: $177,487,931)			178,458,640

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.09%[a,b]		406	405,836

			405,836

TOTAL SHORT-TERM INVESTMENTS (Cost: $405,836)			405,836

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.00% (Cost: $177,893,767)	$178,864,476
Other Assets, Less Liabilities — 1.00%	1,799,112

NET ASSETS — 100.00%	$180,663,588

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. –Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 0.72%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$225	$246,980
Alabama Public School & College Authority RB
5.00%, 09/01/18	150	164,957
Series A
5.00%, 06/01/18	50	54,519
State of Alabama GO
Series A
5.00%, 08/01/18	50	54,891
Series C
5.00%, 06/01/18	250	272,837

		794,184
ALASKA — 0.73%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	27,254
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	106,473
5.50%, 06/30/18	120	131,758
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	109,635
5.00%, 09/01/18	100	109,947
State of Alaska GO
Series A
4.00%, 08/01/18	245	262,603
5.00%, 08/01/18	50	54,745

		802,415
ARIZONA — 3.80%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	108,682
Arizona State University RB
Series A
4.00%, 07/01/18	30	32,143
Arizona Transportation Board RB
5.00%, 07/01/18	225	246,294

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$125	$136,565
City of Chandler AZ GO
3.13%, 07/01/18		30	31,580
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC-FGIC)	45	49,163
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18		20	20,965
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		60	64,342
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		470	514,034
5.25%, 07/01/18	(NPFGC-FGIC)	150	165,030
Series A
4.00%, 07/01/18		185	198,002
5.00%, 07/01/18		280	305,707
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	108,374
City of Scottsdale AZ GOL
3.00%, 07/01/18		220	230,820
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	54,685
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	166,217
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		100	107,237
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18		30	32,783
County of Maricopa AZ COP
5.00%, 07/01/18		250	272,072
County of Pima AZ GO
4.00%, 07/01/18	(AGM)	135	144,581
County of Pima AZ RB
4.00%, 07/01/18		215	230,110
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18		110	120,306

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Maricopa County Community College District GO
4.00%, 07/01/18		$355	$380,691
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		75	81,939
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	158,824
State of Arizona COP
5.00%, 09/01/18		100	109,736
Yavapai County Community College District GOL
4.00%, 07/01/18		100	107,097

			4,177,979
CALIFORNIA — 14.74%
Burbank Unified School District GO
Series B
0.00%, 08/01/18		115	111,141
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	48,490
Cabrillo Community College District GO
5.00%, 08/01/18		100	109,815
California State Public Works Board RB
5.00%, 06/01/18		50	54,475
5.00%, 09/01/18		350	385,384
Series A
5.00%, 09/01/18		100	109,904
Series F
4.00%, 09/01/18		20	21,509
Series G
5.00%, 09/01/18		75	82,428
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	80,343
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	142,280
City of Cupertino CA COP
2.00%, 07/01/18		150	154,480

Security		Principal (000s)	Value
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		$85	$93,713
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/18		225	245,707
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	117,206
Desert Sands Unified School District GO
4.00%, 08/01/18		50	53,778
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18		40	42,858
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	219,934
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	77,449
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	109,766
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	170	186,478
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	80,666
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	200	193,864
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	109,631

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		$70	$76,905
Los Altos Elementary School District GO
3.00%, 08/01/18		100	105,440
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		200	215,110
Series F-1
4.00%, 08/01/18		80	86,044
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		100	107,307
Series A
5.00%, 07/01/18		515	564,927
Series B
5.00%, 06/01/18		130	142,220
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		290	318,568
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18		200	210,112
4.00%, 07/01/18		135	144,832
5.00%, 07/01/18		160	175,330
Series B
5.00%, 07/01/18		325	356,138
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		265	290,641
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		220	240,821
Series A-1
4.00%, 07/01/18		105	112,599
5.50%, 07/01/18	(FGIC)	280	309,616
Series B
5.00%, 07/01/18		200	218,928

Security		Principal (000s)	Value
Series C
5.00%, 07/01/18		$200	$218,928
Series D
5.00%, 07/01/18		50	54,732
Series KRY
5.00%, 07/01/18		290	317,446
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	136,535
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	252,363
Series E
4.00%, 07/01/18		50	53,747
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	136,994
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	191,726
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	109,839
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		165	180,248
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	115	127,886
Series U
5.00%, 08/15/18	(AGM)	95	104,516
Series X
5.00%, 08/15/18		75	82,513
San Diego Community College District GO
5.00%, 08/01/18		285	313,870
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		150	164,796

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
San Diego Unified School District/CA GO
6.05%, 07/01/18		$100	$111,754
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	140	136,312
Series R-3
5.00%, 07/01/18		100	109,534
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	268,609
5.00%, 08/01/18		150	164,937
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		135	147,690
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	55,096
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		300	327,540
San Juan Unified School District GO
5.00%, 08/01/18		125	137,299
San Mateo County Community College District GO
Series A
0.00%, 09/01/18	(NPFGC)	200	195,626
Santa Clara Unified School District GO
5.00%, 07/01/18		100	109,534
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	107,555
Southern California Public Power Authority RB
4.00%, 07/01/18		100	107,307
5.00%, 07/01/18		520	569,577
Series A
3.50%, 07/01/18		100	106,193

Security	Principal (000s)	Value
State of California GO
4.50%, 08/01/18	$215	$233,464
5.00%, 08/01/18	200	219,482
5.00%, 09/01/18	725	797,971
Series A
4.40%, 07/01/18	260	281,437
5.00%, 07/01/18	(ETM)	1,415	1,550,571
5.00%, 07/01/18	480	525,989
Series B
5.00%, 09/01/18	725	797,971
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	75	83,134
William S Hart Union High School District GO
Series C
4.00%, 08/01/18	100	107,482

16,205,040
COLORADO — 0.54%
City & County of Denver CO GO
5.25%, 08/01/18	145	160,092
Series A
5.00%, 08/01/18	145	159,255
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18	60	64,670
Regional Transportation District COP
Series A
5.00%, 06/01/18	100	108,577
University of Colorado RB
5.00%, 06/01/18	90	98,317

590,911
CONNECTICUT — 2.26%
City of Bristol CT GO
4.00%, 07/15/18	60	64,238
City of Stamford CT GO
5.00%, 08/15/18	100	110,080
Connecticut State Health & Educational Facility Authority RB
Series A
1.38%, 07/01/35	550	555,252

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	$390	$425,740
Series C
5.00%, 06/01/18		170	184,671
5.00%, 06/15/18		250	271,917
State of Connecticut RB
Series A
5.00%, 06/01/18		150	163,703
State of Connecticut Special Tax Revenue RB
Series B
5.00%, 08/01/18		100	109,672
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	109,926
Town of Newton CT GO
5.00%, 07/01/18		100	109,511
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	163,949
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	109,605
University of Connecticut RB
Series A
4.00%, 08/15/18		100	107,346

			2,485,610
DELAWARE — 0.98%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	91,407
5.00%, 07/15/18		100	109,805
Series B
4.00%, 07/15/18		135	145,176
Delaware Transportation Authority RB
5.00%, 07/01/18		140	153,414
Series A
5.00%, 07/01/18		285	312,306
State of Delaware GO
5.00%, 07/01/18		175	191,891

Security		Principal (000s)	Value
Series A
3.00%, 07/01/18		$75	$78,826

			1,082,825
DISTRICT OF COLUMBIA — 0.63%
District of Columbia GO
Series A
5.00%, 06/01/18		255	278,218
Series B
5.25%, 06/01/18	(AMBAC)	380	416,636

			694,854
FLORIDA — 5.27%
County of Hillsborough FL RB
5.00%, 08/01/18		150	164,325
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC-FGIC)	50	54,921
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	158,312
County of Palm Beach FL RB
5.00%, 06/01/18		200	218,390
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		140	153,182
5.25%, 07/01/18		380	417,897
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		100	109,623
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	251,788
5.00%, 07/01/18		320	349,981
Hillsborough County School Board COP
5.50%, 07/01/18		100	110,529
Lee County School Board COP
5.00%, 08/01/18		125	136,918
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		90	98,178
Series B
5.00%, 07/01/18		100	108,970

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		$335	$366,939
Series B
5.00%, 08/01/18		65	71,197
Pasco County School Board COP
5.00%, 08/01/18		100	109,168
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/18	(AMBAC)	50	54,696
School District of Broward County/FL COP
Series A
5.00%, 07/01/18		200	217,986
State of Florida GO
5.00%, 07/01/18		170	186,089
Series A
5.00%, 06/01/18		820	894,842
Series B
4.00%, 06/01/18		120	128,378
5.00%, 06/01/18		255	278,274
Series C
5.00%, 06/01/18		45	49,107
Series D
5.00%, 06/01/18		125	136,409
Series E
5.00%, 06/01/18		70	76,389
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	437,967
5.00%, 07/01/18		100	109,252
Series E
5.00%, 07/01/18		310	338,681

			5,788,388
GEORGIA — 2.40%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		75	81,298
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	43,618

Security	Principal (000s)	Value
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	$250	$271,970
5.00%, 06/01/18	(AGM)	220	239,382
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	45	49,237
Series B
4.00%, 07/01/18	100	107,190
State of Georgia GO
Series A
5.00%, 07/01/18	275	301,155
Series B
4.25%, 08/01/18	150	162,149
5.00%, 07/01/18	100	109,511
Series E-2
4.00%, 09/01/18	265	285,561
Series I
5.00%, 07/01/18	900	985,599

2,636,670
HAWAII — 2.02%
City & County of Honolulu HI GO
4.00%, 08/01/18	75	80,524
Series B
5.00%, 08/01/18	150	164,582
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	188,728
Series 2009A
5.00%, 07/01/18	115	125,694
Series A
5.00%, 07/01/18	100	109,299
County of Maui HI GO
5.00%, 06/01/18	150	163,827
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/18	110	117,858
State of Hawaii GO
5.00%, 06/01/18	360	392,695
Series DO
5.00%, 08/01/18	200	219,442

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series DQ
5.00%, 06/01/18	(ETM)	$500	$544,880
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/18	(AGM)	100	110,020

			2,217,549
ILLINOIS — 2.17%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	76,088
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	205	197,505
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	50	55,213
Series A
5.00%, 07/01/18		50	54,591
Series B
5.50%, 06/01/18	(NPFGC)	160	175,901
State of Illinois GO
0.00%, 08/01/18		100	94,939
4.00%, 07/01/18		360	377,950
5.00%, 08/01/18		210	225,532
First Series
5.50%, 08/01/18	(NPFGC)	135	146,542
State of Illinois RB
3.00%, 06/15/18		150	156,642
5.00%, 06/15/18		225	244,759
Second Series
5.75%, 06/15/18		100	110,231
Series B
5.00%, 06/15/18		430	467,763

			2,383,656
INDIANA — 0.30%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	109,127
Purdue University RB
Series Y
5.00%, 07/01/18		200	218,738

			327,865

Security	Principal (000s)	Value
IOWA — 0.54%
Iowa City Community School District GO
Series B
3.00%, 06/01/18	$135	$141,411
Iowa Finance Authority RB
4.50%, 08/01/18	80	86,773
5.00%, 08/01/18	135	148,099
Series A
5.00%, 08/01/18	55	60,380
State of Iowa RB
4.00%, 06/15/18	150	160,652

597,315
KANSAS — 0.24%
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18	240	263,810

263,810
KENTUCKY — 0.36%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	75	81,840
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18	285	310,898

392,738
LOUISIANA — 0.30%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18	100	108,480
State of Louisiana GO
Series A
5.00%, 08/01/18	200	218,954

327,434
MAINE — 0.29%
Maine Turnpike Authority RB
5.00%, 07/01/18	50	54,697
5.00%, 07/01/18	(AGM)	240	262,543

317,240

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
MARYLAND — 4.74%
City of Frederick MD GO
5.00%, 09/01/18	$175	$192,671
County of Baltimore MD GO
5.00%, 08/01/18	250	274,577
Series B
4.50%, 09/01/18	100	108,954
County of Frederick MD GO
4.00%, 08/01/18	100	107,474
County of Harford MD GO
5.00%, 07/01/18	150	164,550
County of Howard MD GO
Series A
5.00%, 08/15/18	100	109,980
Series B
5.00%, 08/15/18	390	428,922
County of Montgomery MD GO
Series A
5.00%, 07/01/18	100	109,511
5.00%, 08/01/18	100	109,831
County of Montgomery MD GOL
Series A
5.00%, 08/01/18	150	164,747
County of Prince George’s MD GOL
4.00%, 07/15/18	25	26,849
Series A
5.00%, 09/01/18	250	275,372
Maryland State Transportation Authority RB
5.00%, 07/01/18	250	273,483
Series A
4.00%, 07/01/18	285	305,426
5.00%, 07/01/18	95	103,923
State of Maryland Department of Transportation RB
4.00%, 09/01/18	125	134,699
State of Maryland GO
4.00%, 08/15/18	575	618,895
5.25%, 08/15/18	155	171,379
Second Series
5.00%, 07/15/18	270	296,085
Series A
5.00%, 08/01/18	200	219,662

Security		Principal (000s)	Value
Series B
4.50%, 08/01/18		$150	$163,016
5.00%, 08/01/18		150	164,747
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18		350	382,130
Second Series
5.00%, 06/01/18		75	81,885
Series 2009A
4.00%, 06/01/18		110	117,737
Series 2010A
4.00%, 06/01/18		100	107,034

			5,213,539
MASSACHUSETTS — 3.97%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		100	109,127
Series A
3.70%, 08/01/18		100	106,777
5.00%, 08/01/18		220	241,512
Series B
4.00%, 06/01/18		240	256,757
4.00%, 07/01/18		25	26,809
5.00%, 08/01/18		625	686,112
Series D
5.50%, 08/01/18		160	177,491
5.50%, 08/01/18	(NPFGC)	100	110,932
Massachusetts Bay Transportation Authority RB
5.50%, 07/01/18		100	110,648
Series A
4.00%, 07/01/18		100	107,330
5.00%, 07/01/24	(PR 07/01/18)	100	109,369
5.25%, 07/01/18		275	302,750
Series B
5.00%, 07/01/18		270	295,742
5.25%, 07/01/18		105	115,596
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	546,610
Series D
5.00%, 07/01/18		120	131,441

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Massachusetts Clean Water Trust (The) RB
Series 12B
5.00%, 08/01/18	$195	$214,170
Series 15A
5.00%, 08/01/18	455	499,731
Massachusetts Water Resources Authority RB
5.00%, 08/01/18	200	219,686

4,368,590
MICHIGAN — 0.62%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18	625	684,150

684,150
MINNESOTA — 1.63%
Metropolitan Council GO
Series D
5.00%, 09/01/18	25	27,537
State of Minnesota GO
5.00%, 08/01/18	385	422,661
Series A
5.00%, 06/01/18	200	218,270
5.00%, 08/01/18	385	422,661
Series B
5.00%, 08/01/18	125	137,227
Series F
4.00%, 08/01/18	340	365,412
State of Minnesota RB
4.00%, 06/01/18	(AGM)	155	165,510
University of Minnesota RB
5.00%, 08/01/18	30	32,902

1,792,180
MISSISSIPPI — 0.02%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18	25	26,841

26,841
MISSOURI — 0.20%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	82,133

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$125	$136,889

			219,022
MONTANA — 0.15%
Montana Department of Transportation RB
5.00%, 06/01/18		150	163,023

			163,023
NEBRASKA — 0.10%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	107,033

			107,033
NEVADA — 1.94%
Clark County School District GOL
Series A
5.00%, 06/15/18		225	245,334
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	318,646
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		525	573,200
Series D
5.00%, 07/01/18		280	305,575
County of Clark NV RB
4.00%, 07/01/18		100	107,074
Series A
5.25%, 07/01/18		80	87,770
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	108,991
State of Nevada GOL
5.00%, 06/01/18		110	120,040
5.00%, 08/01/18		190	208,563
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	54,490

			2,129,683

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
NEW HAMPSHIRE — 0.54%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		$165	$182,960
New Hampshire State Turnpike System RB
Series C
5.00%, 08/01/18		50	54,779
State of New Hampshire GO
Series A
5.00%, 07/01/18		110	120,462
Series B
4.00%, 06/01/18		70	74,924
State of New Hampshire RB
5.00%, 09/01/18		145	158,946

			592,071
NEW JERSEY — 3.03%
County of Middlesex NJ GO
Series A
3.00%, 06/01/18		100	104,778
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		150	159,300
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	268,134
5.00%, 09/01/18		430	468,989
Series A
0.00%, 07/01/18	(NPFGC)	55	52,697
Series PP
5.00%, 06/15/18		100	106,471
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	276,557
Series J
5.00%, 07/01/18		50	54,755
Series K
4.25%, 07/01/18		100	107,840
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	323,127

Security		Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		$400	$426,320
5.75%, 06/15/18		50	54,096
Series B
5.00%, 06/15/18		75	79,935
State of New Jersey GO
5.00%, 06/01/18		170	183,462
Series H
5.25%, 07/01/18		145	157,690
Series L
5.25%, 07/15/18	(AMBAC)	50	54,444
Series M
5.50%, 07/15/18	(AMBAC)	360	394,016
Series Q
5.00%, 08/15/18		50	54,295

			3,326,906
NEW MEXICO — 1.69%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	105,058
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	53,618
City of Santa Fe NM RB
5.00%, 06/01/18		125	136,211
Series A
4.00%, 06/01/18		60	64,096
County of Santa Fe NM GO
4.00%, 07/01/18		100	107,190
Series A
3.00%, 07/01/18		75	78,723
New Mexico Finance Authority RB
4.00%, 06/01/18		60	64,162
5.00%, 06/15/18		300	328,005
Series E
4.00%, 06/01/18		280	299,424
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	160,758

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18	$425	$464,818

		1,862,063
NEW YORK — 9.12%
City of New York NY GO
5.00%, 08/01/18	350	383,537
Series 1
4.00%, 08/01/18	100	107,277
5.00%, 08/01/18	360	394,495
Series A
3.00%, 08/01/18	125	131,214
Series B
4.00%, 08/01/18	125	134,096
5.00%, 08/01/18	285	312,309
Series C
4.00%, 08/01/18	255	273,556
5.00%, 08/01/18	775	849,260
5.25%, 08/01/18	70	77,111
Series D
5.00%, 08/01/18	45	49,312
Series E
4.00%, 08/01/18	305	327,195
5.00%, 08/01/18	80	87,666
Series F
5.00%, 08/01/18	70	76,707
Series G
5.00%, 08/01/18	565	619,138
Series I
5.00%, 08/01/18	555	608,180
Series I-1
5.00%, 08/01/18	355	389,016
Series J
5.00%, 08/01/18	50	54,791
County of Onondaga NY GO
Series A
5.00%, 06/15/18	125	136,870
County of Orange NY GO
Series A
5.00%, 07/15/18	25	27,277
County of Westchester NY GO
5.00%, 07/01/18	100	109,605

Security		Principal (000s)	Value
County of Westchester NY GOL
4.00%, 07/01/18		$20	$21,475
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	166,736
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/18	(SAW)	495	541,981
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		420	461,273
Series A-3
5.00%, 08/01/18		145	158,936
New York City Water & Sewer System RB
5.00%, 06/15/18		60	65,602
Series C
5.25%, 06/15/18		115	126,366
Series D
0.00%, 06/15/18		60	58,644
Series FF
5.00%, 06/15/18		190	207,780
Series FF-1
3.25%, 06/15/18		100	105,513
5.00%, 06/15/18		150	164,037
New York State Dormitory Authority RB
4.00%, 07/01/18		205	219,026
5.00%, 07/01/18		320	349,874
5.50%, 07/01/18	(NPFGC-FGIC)	140	154,675
Series A
4.00%, 07/01/18		150	161,169
4.00%, 07/01/18	(GOI)	135	144,676
5.00%, 07/01/18		100	109,369
Series D
5.00%, 06/15/18		330	360,650
Series E
5.00%, 08/15/18		125	137,405
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		105	114,971

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series A
5.00%, 06/15/18	$150	$164,244
Series B
5.00%, 06/15/18	355	388,711
5.00%, 08/15/18	90	99,134
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	(GOI)	355	388,935

10,019,794
NORTH CAROLINA — 2.16%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	115	126,123
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18	25	27,248
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	114,987
Series C
5.00%, 06/01/18	130	141,934
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	150	164,266
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	120,613
County of Buncombe NC RB
Series A
5.00%, 06/01/18	300	326,769
County of Forsyth NC GO
5.00%, 07/01/18	155	169,742
County of Guilford NC GO
Series D
4.00%, 08/01/18	200	215,044
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	78,910
5.00%, 08/01/18	25	27,458
State of North Carolina GO
Series B
5.00%, 06/01/18	350	382,130
Series D
3.00%, 06/01/18	350	367,111

Security	Principal (000s)	Value
Town of Cary NC GO
Series A
5.00%, 06/01/18	$100	$109,180

		2,371,515
OHIO — 2.20%
City of Columbus OH GO
Series A
4.00%, 06/01/18	300	321,036
5.00%, 07/01/18	100	109,487
Miami University/Oxford OH RB
5.00%, 09/01/18	165	181,231
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	54,563
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	109,195
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	109,195
Series B
5.00%, 06/01/18	140	152,873
State of Ohio GO
Series A
3.00%, 08/01/18	100	105,154
4.00%, 08/01/18	250	268,352
Series B
5.00%, 08/01/18	50	54,885
Series C
3.00%, 08/01/18	50	52,518
4.00%, 08/01/18	165	177,113
State of Ohio RB
Series 2008-1
5.75%, 06/15/18	100	110,765
Series A
4.63%, 09/01/18	560	610,686

		2,417,053
OKLAHOMA — 0.97%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18	50	53,382

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Grand River Dam Authority RB
Series A
3.00%, 06/01/18	$100	$104,660
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/18	200	213,870
Series A
4.00%, 07/01/18	220	235,308
5.00%, 07/01/18	250	272,812
Series B
5.00%, 07/01/18	95	103,700
State of Oklahoma GO
Series A
5.00%, 07/15/18	75	82,223

		1,065,955
OREGON — 0.89%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	100	109,428
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	425	464,754
County of Multnomah OR GO
3.00%, 08/01/18	160	168,093
Portland Community College District GO
5.00%, 06/15/18	100	109,284
State of Oregon GO
Series A
4.00%, 08/01/18	115	123,568

		975,127
PENNSYLVANIA — 3.37%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18	100	109,014
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	375	406,856
5.00%, 06/15/18	50	54,320
5.00%, 07/01/18	475	516,828
Series A
5.00%, 07/15/18	150	163,407

Security	Principal (000s)	Value
Third Series
5.38%, 07/01/18	(AGM)	$540	$592,045
County of Bucks PA GO
5.00%, 06/01/18	95	103,671
County of Erie PA GO
Series C
3.00%, 09/01/18	100	104,803
Delaware County Authority RB
4.00%, 08/01/18	100	107,253
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18	865	946,864
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18	100	109,037
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18	270	294,694
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/18	(AGM)	75	82,273
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18	100	108,682

3,699,747
SOUTH CAROLINA — 0.27%
South Carolina State Ports Authority RB
5.00%, 07/01/18	100	108,689
State of South Carolina GO
Series A
5.00%, 06/01/18	170	185,606

294,295
SOUTH DAKOTA — 0.10%
South Dakota Conservancy District RB
Series 2012B
4.00%, 08/01/18	100	107,402

107,402

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
TENNESSEE — 1.09%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18	$390	$427,093
Series D
4.00%, 07/01/18	150	160,924
5.00%, 07/01/18	105	114,987
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	125	136,683
State of Tennessee GO
Series A
4.00%, 09/01/18	125	134,730
5.00%, 08/01/18	45	49,435
Series B
4.00%, 08/01/18	165	177,451

1,201,303
TEXAS — 6.61%
City of Plano TX GOL
Series 2011
4.00%, 09/01/18	150	161,338
City of San Antonio TX GOL
4.50%, 08/01/18	50	54,345
5.00%, 08/01/18	100	109,843
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	53,707
Coppell Independent School District GO
Series B
0.00%, 08/15/18	145	140,720
County of Bexar TX GOL
Series A
5.00%, 06/15/18	150	163,788
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	165,898
County of Harris TX RB
Series C
5.00%, 08/15/18	170	186,470
County of Tarrant TX GOL
5.00%, 07/15/18	65	71,245

Security		Principal (000s)	Value
Dallas Independent School District GOL
1.50%, 02/15/34		$150	$151,622
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	150,515
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	161,266
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	313,090
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	109,756
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	164,719
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	131,827
Keller Independent School District/TX GO
4.00%, 08/15/18		275	296,161
Series A
0.00%, 08/15/18	(PSF)	25	24,483
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	150	164,563
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	110,342
Series 2010
0.00%, 08/15/18		150	146,900
Series B
0.00%, 08/15/18		170	164,796
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	210	225,773

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	$50	$54,928
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	350	383,981
North Texas Municipal Water District RB
4.00%, 06/01/18		150	160,239
4.00%, 09/01/18		100	107,584
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	64,507
Permanent University Fund RB
5.00%, 07/01/18		300	328,462
Round Rock Independent School District GO
4.50%, 08/01/18		300	325,665
5.00%, 08/01/18		80	87,767
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	107,999
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	106,338
State of Texas GO
4.00%, 08/01/18		145	155,749
Series B
3.00%, 08/01/18		150	157,659
5.00%, 08/01/18		120	131,842
Series C
4.00%, 08/01/18		175	187,973
5.00%, 08/01/18		75	82,401
Tarrant Regional Water District RB
6.00%, 09/01/18		190	213,482
Texas Tech University RB
Series A
5.00%, 08/15/18		200	219,476
Texas Water Development Board RB
4.00%, 07/15/18		160	171,749

Security		Principal (000s)	Value
University of Texas System (The) RB
Series B
4.00%, 08/15/18		$215	$231,306
5.25%, 08/15/18		190	209,982
Series C
5.00%, 08/15/18		320	351,779

			7,264,035
UTAH — 2.28%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		200	219,824
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	70,908
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	331,712
5.00%, 07/01/18		140	152,919
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	58,891
5.00%, 07/01/20	(PR 07/01/18)	300	327,966
5.00%, 01/01/24	(PR 07/01/18)	150	163,983
Series C
3.00%, 07/01/18		60	63,047
5.00%, 07/01/18		820	898,179
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(AGM)	205	223,809

			2,511,238
VERMONT — 0.38%
State of Vermont GO
Series B
5.00%, 08/15/18		250	275,075
Series D
4.00%, 08/15/18		130	139,988

			415,063
VIRGINIA — 4.95%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	109,335
5.00%, 07/15/18		5	5,483

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
City of Newport News VA GO
Series B
5.00%, 07/01/18		$55	$60,257
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	164,374
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	268,905
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	267,585
5.00%, 06/01/18		300	327,540
County of Arlington VA GO
Series B
4.00%, 08/15/18		100	107,634
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	137,076
County of Henrico VA GO
Series A
5.00%, 08/01/18		100	109,831
County of Loudoun VA GO
Series A
5.00%, 07/01/18		100	109,511
University of Virginia RB
5.00%, 09/01/18		125	137,814
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		95	104,026
Virginia College Building Authority RB
5.00%, 09/01/18	(SAW)	300	329,991
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,155,147
Series B
5.00%, 09/01/18	(SAW)	250	274,992
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	107,774
5.00%, 08/01/18		100	109,794
5.00%, 08/01/18	(SAP)	190	208,609
Series B-1
5.00%, 08/01/18		100	109,794

Security		Principal (000s)	Value
Series C
5.00%, 08/01/18		$175	$192,139
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	82,318
Series B
5.00%, 08/01/18		105	115,181
5.00%, 08/01/18	(SAW)	215	235,846
Series C
4.00%, 08/01/18	(SAW)	285	306,059
5.00%, 08/01/18		275	301,664

			5,438,679
WASHINGTON — 6.04%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18		145	158,104
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18		225	241,790
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	100	106,781
County of King WA GOL
5.00%, 06/01/18		100	109,127
County of Pierce WA RB
5.00%, 08/01/18		100	109,623
Energy Northwest RB
4.00%, 07/01/18		150	160,785
5.00%, 07/01/18		235	257,128
Series A
5.00%, 07/01/18		1,550	1,695,947
5.25%, 07/01/18		580	637,844
Port of Seattle WA RB
5.00%, 06/01/18		75	81,817
State of Washington COP
Series A
5.00%, 07/01/18		125	136,565
State of Washington GO
Series 2010A
5.00%, 08/01/18		115	126,179
Series 2010C
5.00%, 08/01/18		120	131,665

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series 2013A
5.00%, 08/01/18	$515	$565,063
Series A
5.00%, 08/01/18	350	384,023
Series B
5.00%, 08/01/18	270	296,247
Series B-2
5.00%, 08/01/18	125	137,151
Series C
5.00%, 06/01/18	100	109,082
5.50%, 07/01/18	130	143,688
Series D
5.00%, 07/01/18	300	328,248
Series R-2011C
5.00%, 07/01/18	240	262,598
Series R-2015
5.00%, 07/01/18	100	109,416
State of Washington RB
5.00%, 09/01/18	250	274,022
University of Washington RB
Series C
5.00%, 07/01/18	65	71,152

		6,634,045
WISCONSIN — 1.42%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	163,623
Series 2
5.00%, 06/01/18	265	289,067
Series 5
5.00%, 06/01/18	100	109,082
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	490	536,493
Series 2
4.00%, 07/01/18	175	187,787

Security		Principal or Shares (000s)	Value
WPPI Energy RB Series A
5.00%, 07/01/18	(AGM)	$255	$278,233

			1,564,285

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $107,868,188)			108,551,120

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.09%[a,b]		315	315,376

			315,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $315,376)			315,376

TOTAL INVESTMENTS IN SECURITIES — 99.06%
(Cost: $108,183,564)			108,866,496
Other Assets, Less Liabilities — 0.94%			1,030,189

NET ASSETS — 100.00%			$109,896,685

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.85%

ALABAMA — 1.07%
Alabama Drinking Water Finance Authority RB Series A
3.00%, 08/15/19		$200	$213,420
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		240	271,500
City of Huntsville AL GO Series A
5.00%, 09/01/19		140	159,166
State of Alabama GO
Series A
4.00%, 06/01/19		175	192,099
5.00%, 08/01/19		125	141,834
Series C
5.00%, 06/01/19		55	62,088
Series D
4.25%, 06/01/19		25	27,638

			1,067,745
ALASKA — 0.46%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	125,195
5.00%, 06/30/19		10	11,204
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19	(NPFGC)	20	22,673
State of Alaska GO
Series A
4.00%, 08/01/19		250	274,522
Series B
5.00%, 08/01/19		20	22,616

			456,210
ARIZONA — 3.90%
Arizona Board of Regents COP
Series B
5.00%, 06/01/19		100	112,125
Series C
5.00%, 06/01/19		40	44,850

Security	Principal (000s)	Value
Arizona School Facilities Board COP Series A
5.00%, 09/01/19	$200	$226,032
Arizona Transportation Board RB
5.00%, 07/01/19	80	90,454
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19	35	38,278
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	53,338
4.00%, 07/01/19	95	104,218
5.00%, 07/01/19	380	429,250
Series A
4.00%, 07/01/19	430	470,858
5.00%, 07/01/19	465	524,986
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	106,677
City of Tempe AZ GOL Series B
4.00%, 07/01/19	35	38,455
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	45,131
County of Pima AZ RB
4.00%, 07/01/19	25	27,384
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	70	78,979
Series B
5.00%, 07/01/19	90	101,513
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	60	67,840
Series D
4.00%, 07/01/19	280	307,642
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	100	113,590
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19	105	115,188

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19		$70	$75,558
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		75	82,201
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		60	67,923
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	343,808
State of Arizona COP
4.00%, 09/01/19		100	109,614
University of Arizona RB
5.00%, 08/01/19		105	118,481

			3,894,373
CALIFORNIA — 15.22%
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	47,694
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	102,222
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	28,727
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	28,172
5.00%, 09/01/19		370	420,253
Series D
5.00%, 09/01/19		75	85,187
Series F
4.00%, 09/01/19		25	27,557
5.00%, 09/01/19		75	85,187
Chaffey Community College District GO Series A
5.00%, 06/01/19		45	50,968

Security		Principal (000s)	Value
City & County of San Francisco CA GO
4.00%, 06/15/19		$150	$165,032
Series A
5.00%, 06/15/19		65	73,566
City of Los Angeles CA GO
Series A
4.00%, 09/01/19		90	99,558
5.00%, 09/01/19		165	188,069
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		395	446,192
5.25%, 06/01/19		50	56,870
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19	(AMBAC)	60	57,064
Clovis Unified School District GO Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	144,462
Coast Community College District GO Series A
5.00%, 08/01/19		135	153,333
Contra Costa County Public Financing Authority RB Series B
5.00%, 06/01/19		75	84,373
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19		25	28,284
County of Santa Clara CA GO Series B
5.00%, 08/01/19		25	28,469
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	62,236
Series B
4.00%, 06/01/19		20	22,007
5.00%, 06/01/19		65	73,551
East Bay Regional Park District GO Series A
3.00%, 09/01/19		35	37,516

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
El Camino Community College District GO
5.00%, 08/01/19		$40	$45,432
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	74,552
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	93,756
5.00%, 08/01/19		20	22,716
Los Altos Elementary School District GO
5.00%, 08/01/19		25	28,433
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19		200	227,160
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		115	130,583
Series A
5.00%, 07/01/19		160	181,680
Series B
5.00%, 07/01/19		205	232,495
Series D
5.00%, 07/01/19		170	192,800
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/19		160	181,182
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19		140	158,777
Series B
5.00%, 07/01/19		330	374,260
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19		50	53,372
5.00%, 07/01/19		535	605,145
Series C
5.00%, 07/01/19		200	226,272
Series F
5.00%, 07/01/19		50	56,568

Security	Principal (000s)	Value
Series I
5.00%, 07/01/19	$390	$441,230
Series KRY
5.00%, 07/01/19	90	101,822
Marin Community College District GO
4.00%, 08/01/19	80	88,296
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	108,779
Series A
5.00%, 07/01/19	125	141,981
Series B
5.00%, 07/01/19	125	141,981
Series C
5.00%, 07/01/19	65	73,830
Municipal Improvement Corp. of Los Angeles RB Series C
4.50%, 09/01/19	100	111,952
Northern California Power Agency RB Series A
5.00%, 07/01/19	100	113,240
Orange County Transportation Authority RB
5.00%, 08/15/19	100	113,956
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	56,719
Port of Los Angeles RB Series A
5.00%, 08/01/19	160	181,690
Poway Unified School District GO
5.00%, 08/01/19	185	210,123
Rancho Santiago Community College District GO
5.25%, 09/01/19	(AGM)	100	114,724
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	56,461
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	158,105

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		$170	$193,327
Series Y
4.00%, 08/15/19		120	132,487
San Diego Community College District GO
5.00%, 08/01/19		270	307,430
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19		35	39,405
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/19		150	170,443
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19		75	85,132
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	210,520
0.00%, 07/01/19	(NPFGC)	160	153,106
Series C-2
5.50%, 07/01/19	(AGM)	90	103,386
Series R-3
5.00%, 07/01/19		20	22,655
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	113,412
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		125	141,345
Series E
5.00%, 06/15/19		70	79,153
San Jose Financing Authority RB Series A
5.00%, 06/01/19		30	33,856
San Juan Unified School District GO
5.00%, 08/01/19		25	28,377

Security		Principal (000s)	Value
San Mateo County Community College District GO
4.00%, 09/01/19		$105	$116,376
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/19	(NPFGC)	25	28,474
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		90	99,458
Santa Margarita-Dana Point Authority RB Series A
5.00%, 08/01/19		75	85,344
Santa Monica Community College District GO Series C
5.25%, 08/01/19		55	62,919
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		155	149,169
Sonoma County Junior College District GO
5.00%, 08/01/19		60	68,148
Southern California Public Power Authority RB
5.00%, 07/01/19		270	305,839
Series A
4.00%, 07/01/19		120	132,090
5.00%, 07/01/19		230	260,531
State of California GO
3.00%, 09/01/19		50	53,542
5.00%, 09/01/19		815	927,462
Series A
4.60%, 07/01/19		550	617,666
5.00%, 07/01/19		1,870	2,124,039
5.00%, 07/01/20	(PR 07/01/19)	470	533,849
5.25%, 07/01/21	(PR 07/01/19)	60	68,632
Ventura County Community College District GO
5.00%, 08/01/19		40	45,432

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
William S Hart Union High School District GO Series C
4.00%, 08/01/19		$20	$22,032

			15,211,657
COLORADO — 0.68%
City & County of Denver CO GO Series A
5.00%, 08/01/19		110	124,932
City & County of Denver CO RB Series A
5.25%, 09/01/19		100	113,720
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19		25	28,462
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19		100	112,849
University of Colorado RB
Series A
5.00%, 06/01/19		185	209,048
Series B
5.00%, 06/01/19		80	90,399

			679,410
CONNECTICUT — 1.22%
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	371,913
Series C
5.00%, 06/15/19		140	156,883
5.00%, 07/15/19		130	146,041
Series D
5.00%, 06/15/19		75	84,044
Series E
5.00%, 09/01/19		25	28,188
State of Connecticut RB Series A
5.00%, 06/01/19		100	112,854
State of Connecticut Special Tax Revenue RB Series A
5.00%, 09/01/19		160	181,403

Security		Principal (000s)	Value
University of Connecticut RB Series A
5.00%, 08/15/19		$125	$141,305

			1,222,631
DELAWARE — 0.54%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	28,371
Series B
5.00%, 07/15/19		25	28,371
Delaware Transportation Authority RB
5.00%, 09/01/19		150	169,903
Series A
5.00%, 07/01/19		210	237,515
State of Delaware GO Series A
5.00%, 07/01/19		70	79,340

			543,500
DISTRICT OF COLUMBIA — 0.71%
District of Columbia GO
Series A
5.00%, 06/01/19		280	315,647
Series B
5.25%, 06/01/19	(AGM-AMBAC)	120	136,212
5.25%, 06/01/19	(AMBAC)	100	113,510
Series D
5.00%, 06/01/19		125	140,914

			706,283
FLORIDA — 7.18%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19		30	33,838
County of Hillsborough FL RB
5.00%, 08/01/19		95	107,364
County of Miami-Dade FL GO
3.50%, 07/01/19		75	80,756
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19		130	146,407
5.00%, 07/01/19	(AGM)	130	146,585

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
County of Palm Beach FL GO
5.00%, 07/01/19	$100	$113,377
County of Palm Beach FL RB
5.00%, 06/01/19	215	242,733
Florida Department of Environmental Protection RB Series B
5.00%, 07/01/19	380	429,655
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	175	197,809
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19	605	683,015
Lee County School Board COP Series B
5.00%, 08/01/19	150	169,250
Leon County School District RB
5.00%, 09/01/19	150	169,795
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	135,104
5.00%, 07/01/19	(AGM)	75	84,184
Orange County School Board COP Series D
5.00%, 08/01/19	215	243,500
Palm Beach County School District COP
5.00%, 08/01/19	165	186,232
Series C
4.00%, 08/01/19	20	21,920
Series D
5.00%, 08/01/19	50	56,434
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	25	27,320
Sarasota County School Board COP Series B
3.00%, 07/01/19	185	195,641

Security	Principal (000s)	Value
School District of Broward County/FL COP Series A
5.00%, 07/01/19	$325	$365,573
St. Johns County School Board COP
5.00%, 07/01/19	220	247,465
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	78,907
State of Florida GO
5.00%, 07/01/19	245	277,014
Series A
5.00%, 06/01/19	435	490,528
Series B
5.00%, 06/01/19	775	873,928
Series C
5.00%, 06/01/19	230	259,360
Series F
4.00%, 06/01/19	100	109,650
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/19	160	180,359
Series C
5.00%, 07/01/19	160	180,358
Series E
5.00%, 07/01/19	155	174,722
Series F
5.00%, 07/01/19	265	298,719
Volusia County School Board COP
5.00%, 08/01/19	150	169,302

7,176,804
GEORGIA — 2.29%
County of Carroll GA GO
4.00%, 06/01/19	120	131,383
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19	25	27,919
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19	335	375,901
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	105	119,364

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
4.00%, 08/01/19	(GTD)	$70	$77,109
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/19		170	192,097
5.00%, 07/01/19	(NPFGC)	130	146,897
State of Georgia GO
Series C
5.00%, 07/01/19		140	158,584
Series E-1
4.50%, 07/01/19		85	94,924
Series E-2
4.00%, 09/01/19		125	138,141
Series I
4.00%, 07/01/19		190	209,142
5.00%, 07/01/19		550	623,007

			2,294,468
HAWAII — 2.55%
City & County Honolulu HI Wastewater System Revenue RB Series A
3.50%, 07/01/19		60	64,804
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		25	27,480
Series B
5.00%, 08/01/19		195	220,929
5.25%, 07/01/19	(AGM)	155	176,385
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC-FGIC)	30	28,495
Series A
4.00%, 07/01/19		285	312,365
County of Hawaii HI GO Series B
4.00%, 09/01/19		50	55,120
County of Maui HI GO
5.00%, 06/01/19		190	214,508
5.00%, 09/01/19		145	165,026
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19		150	169,343

Security		Principal (000s)	Value
State of Hawaii GO
Series DQ
5.00%, 06/01/19		$110	$123,968
Series DR
4.25%, 06/01/19		200	220,726
5.00%, 06/01/19		275	309,920
Series EH
4.00%, 08/01/19		350	385,081
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/19	(AGM)	70	79,706

			2,553,856
IDAHO — 0.06%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	56,540

			56,540
ILLINOIS — 1.52%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19	(NPFGC-FGIC)	100	92,797
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	20	22,472
5.50%, 07/01/19	(NPFGC-FGIC)	50	57,124
Series B
5.50%, 06/01/19	(NPFGC)	25	28,478
State of Illinois GO
0.00%, 08/01/19		70	64,726
5.00%, 08/01/19		340	371,052
Second Series
5.75%, 06/15/19		75	85,707
Series A
5.00%, 06/01/19		135	146,879
State of Illinois RB
5.00%, 06/15/19		345	386,490
Series A
4.00%, 06/15/19		95	103,445
Series B
5.00%, 06/15/19		140	156,836

			1,516,006

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
INDIANA — 0.66%
Indiana University RB Series U
5.00%, 08/01/19	$110	$124,704
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19	210	235,800
Purdue University RB
Series A
5.00%, 07/01/19	200	225,790
Series Y
5.00%, 07/01/19	65	73,382

		659,676
IOWA — 0.93%
City of Des Moines IA GO Series A
5.00%, 06/01/19	25	28,024
City of West Des Moines IA GO Series A
4.25%, 06/01/19	160	176,898
Iowa Finance Authority RB
5.00%, 08/01/19	190	215,592
Iowa State University of Science & Technology RB
4.00%, 07/01/19	120	131,563
State of Iowa RB
5.00%, 06/15/19	100	112,737
Series A
4.00%, 06/01/19	75	82,114
5.00%, 06/01/19	165	185,787

		932,715
KANSAS — 0.46%
State of Kansas Department of Transportation RB Series A
3.00%, 09/01/19	70	75,007
5.00%, 09/01/19	175	199,276
Series B
5.00%, 09/01/19	160	182,195

		456,478

Security		Principal (000s)	Value
KENTUCKY — 0.39%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	$125	$141,880
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		50	54,352
5.00%, 08/01/19		25	28,084
Series A
5.00%, 08/01/19		25	28,084
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19		120	134,572

			386,972
LOUISIANA — 0.30%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		100	111,655
State of Louisiana GO Series C
5.00%, 07/15/19		150	168,874
State of Louisiana RB
5.00%, 09/01/19		20	22,455

			302,984
MAINE — 0.46%
Maine Municipal Bond Bank RB Series A
4.00%, 09/01/19		45	49,416
State of Maine GO
4.25%, 06/01/19		275	303,771
Series B
5.00%, 06/01/19		95	107,158

			460,345
MARYLAND — 4.87%
City of Baltimore MD RB Series D
5.00%, 07/01/19		105	118,577
City of Frederick MD GO
5.00%, 09/01/19		135	153,499
County of Baltimore MD GO
5.00%, 08/01/19		310	352,079

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of Charles MD GO
5.00%, 07/15/19		$25	$28,311
County of Harford MD GO
4.00%, 07/01/19		25	27,544
Series A
5.00%, 07/01/19		15	17,007
County of Howard MD GO
Series A
5.00%, 08/15/19		55	62,542
Series B
5.00%, 08/15/19		265	301,340
County of Montgomery MD GO
Series A
5.00%, 07/01/19		260	294,512
5.00%, 08/01/19		140	159,004
County of Prince George’s MD GOL Series C
5.00%, 08/01/19		100	113,574
Maryland Economic Development Corp. RB
4.00%, 06/01/19		20	21,891
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	65,842
Series A
5.00%, 07/01/19		265	299,265
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	112,955
State of Maryland GO
4.00%, 08/01/19		80	88,236
4.50%, 08/01/19		150	167,901
5.00%, 08/01/19		185	210,112
Second Series E
5.00%, 08/01/19		175	198,754
Series B
4.50%, 08/01/19		455	509,300
5.00%, 08/01/20	(PR 08/01/19)	250	283,007
5.00%, 08/01/21	(PR 08/01/19)	275	311,308
5.00%, 08/01/23	(PR 08/01/19)	325	368,140
5.25%, 08/15/19		290	332,172

Security	Principal (000s)	Value
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	$240	$271,092

4,867,964
MASSACHUSETTS — 4.39%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19	270	305,213
Commonwealth of Massachusetts GOL Series 9
4.00%, 08/01/19	150	165,087
Series A
5.25%, 08/01/19	340	388,113
Series B
4.00%, 08/01/19	120	132,070
5.00%, 08/01/19	475	538,327
Series D
5.50%, 08/01/19	150	172,453
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	115	131,470
Massachusetts Bay Transportation Authority RB Series A
5.25%, 07/01/19	130	148,205
Series B
5.25%, 07/01/19	245	279,310
Series C
5.25%, 07/01/19	105	119,704
5.50%, 07/01/19	105	120,544
Series D
5.00%, 07/01/19	55	62,263
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	26,754
5.25%, 08/01/19	300	343,179
Series 15A
5.00%, 08/01/19	265	300,971
Series A
5.25%, 08/01/19	245	280,263

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19		$65	$73,494
Massachusetts Port Authority RB Series B
5.00%, 07/01/19		10	11,290
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		75	82,646
5.00%, 08/15/19		375	425,655
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	(GOI)	175	198,641
Series J
5.25%, 08/01/19	(AGM)	70	80,030

			4,385,682
MICHIGAN — 0.71%
Michigan Finance Authority RB Series A
5.00%, 07/01/19		485	548,375
Michigan State University RB
4.00%, 08/15/19		145	159,427

			707,802
MINNESOTA — 1.82%
Metropolitan Council GO Series B
5.00%, 09/01/19		100	113,872
State of Minnesota COP
5.00%, 06/01/19		125	140,496
State of Minnesota GO
5.00%, 08/01/19	(ETM)	5	5,641
5.00%, 08/01/19		205	232,681
Series A
5.00%, 08/01/19		125	141,879
Series C
5.00%, 08/01/19		275	312,133
Series D
5.00%, 08/01/19		300	340,509
Series E
4.00%, 08/01/19		140	154,315
5.00%, 08/01/19		220	249,707

Security	Principal (000s)	Value
Series F
4.00%, 08/01/19	$65	$71,646
State of Minnesota RB Series A
5.00%, 06/01/19	50	56,299

		1,819,178
MISSOURI — 0.24%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	100	113,226
Missouri State Environmental Improvement & Energy Resources Authority RB
5.25%, 07/01/19	115	131,184

		244,410
MONTANA — 0.05%
Montana Department of Transportation RB
4.00%, 06/01/19	50	54,446

		54,446
NEBRASKA — 0.21%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	93,547
Nebraska Public Power District RB
5.00%, 07/01/19	105	118,396

		211,943
NEVADA — 1.30%
Clark County School District GOL
Series A
5.00%, 06/15/19	180	202,617
Series B
5.00%, 06/15/19	150	168,847
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	56,242
Series D
4.50%, 07/01/19	125	138,658
County of Clark NV RB
5.00%, 07/01/19	210	236,351
Nevada System of Higher Education RB Series B
4.00%, 07/01/19	100	109,838

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
State of Nevada GOL
5.00%, 06/01/19		$30	$33,779
5.00%, 08/01/19		40	45,276
Series B
5.00%, 08/01/19		50	56,596
Series C
5.00%, 06/01/19		200	225,196
5.00%, 08/01/19		25	28,298

			1,301,698
NEW HAMPSHIRE — 0.75%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19		185	209,395
State of New Hampshire GO
Series A
5.00%, 07/01/19		230	260,450
Series B
4.00%, 06/01/19		200	219,476
State of New Hampshire RB
5.00%, 09/01/19		50	56,419

			745,740
NEW JERSEY — 2.55%
New Jersey Building Authority RB Series A
5.00%, 06/15/19		150	161,652
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	51,506
4.00%, 06/15/19		50	52,568
5.00%, 06/15/19		365	395,958
5.25%, 09/01/19		100	112,921
Series PP
5.00%, 06/15/19		270	291,443
Series UU
4.00%, 06/15/19		50	52,438
5.00%, 06/15/19		160	172,707
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19		80	92,022
Series C
5.00%, 09/01/19		25	28,547

Security		Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19		$100	$107,960
Series AA
5.00%, 06/15/19		75	80,970
Series B
5.00%, 06/15/19		100	107,960
State of New Jersey COP Series A
5.00%, 06/15/19		25	26,966
State of New Jersey GO
5.00%, 08/01/19		135	150,155
Series H
5.25%, 07/01/19		225	251,509
Series L
5.25%, 07/15/19	(AMBAC)	50	55,951
Series N
5.50%, 07/15/19	(NPFGC)	65	73,367
Series Q
5.00%, 08/15/19		255	283,907

			2,550,507
NEW MEXICO — 0.76%
City of Albuquerque NM GO Series A
4.00%, 07/01/19		35	38,455
City of Albuquerque NM RB Series B
5.00%, 07/01/19		35	39,394
New Mexico Finance Authority RB
4.00%, 06/15/19		280	307,667
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19		260	293,526
Series B
5.00%, 07/01/19		70	78,979

			758,021
NEW YORK — 9.59%
City of New York NY GO
5.00%, 08/01/19		135	152,697
Series 1
5.00%, 08/01/19		465	525,956

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 08/01/19		$345	$390,226
Series B
4.00%, 08/01/19		465	510,747
5.00%, 08/01/19		245	277,118
Series C
4.00%, 08/01/19		225	247,135
5.00%, 08/01/19		265	299,739
Series D
5.00%, 08/01/19		220	248,840
Series E
5.00%, 08/01/19		285	322,361
Series G
5.00%, 08/01/19		75	84,832
Series H
5.00%, 08/01/19		155	175,319
Series I
4.00%, 08/01/19		95	104,346
5.00%, 08/01/19		380	429,814
Series I-1
5.00%, 08/01/19		360	407,192
Series J
5.00%, 08/01/19		420	475,058
Series K
5.00%, 08/01/19		255	288,428
County of Orange NY GOL Series B
4.00%, 07/01/19		50	54,499
County of Westchester NY GOL Series B
5.00%, 07/01/19		115	130,265
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	35	33,440
Monroe County Industrial Development Corp./NY RB Series A
5.00%, 07/01/19		115	129,751
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1A
4.00%, 07/15/19	(SAW)	100	109,663
5.00%, 07/15/19	(SAW)	400	451,560

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19		$100	$113,320
Series A-1
4.00%, 08/01/19		165	181,576
5.00%, 08/01/19		120	135,984
Series A-3
5.00%, 08/01/19		155	175,356
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19		310	349,999
New York State Dormitory Authority RB
3.00%, 07/01/19		150	159,321
5.00%, 07/01/19		170	191,398
5.00%, 07/01/19	(SAP)	65	73,249
5.50%, 07/01/19	(NPFGC-FGIC)	105	120,106
Series A
5.00%, 07/01/19		355	400,907
5.00%, 07/01/19	(GOI)	50	56,620
Series D
3.50%, 06/15/19		70	75,491
4.50%, 06/15/19		160	177,586
5.00%, 06/15/19		110	123,821
Series E
5.00%, 08/15/19		300	339,399
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		350	395,994
Series A
5.00%, 06/15/19		320	362,051
Port Authority of New York & New Jersey RB
5.20%, 09/01/19		75	85,671
Town of Hempstead NY GOL
4.00%, 08/15/19		200	220,286

			9,587,121
NORTH CAROLINA — 2.60%
City of Charlotte NC GO
Series A
5.00%, 07/01/19		205	232,212

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$50	$56,477
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	30	33,023
Series B
4.00%, 07/01/19	20	22,015
5.00%, 07/01/19	125	141,592
City of Durham NC GO Series C
5.00%, 07/01/19	115	130,265
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	62,498
Series A
5.00%, 06/01/19	170	191,852
County of Buncombe NC RB Series A
5.00%, 06/01/19	110	123,674
County of Forsyth NC GO Series E
4.00%, 07/01/19	175	192,631
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	143,383
5.00%, 08/01/19	80	90,859
County of New Hanover NC GO
5.00%, 06/01/19	50	56,478
Series A
4.00%, 08/01/19	50	55,148
5.00%, 08/01/19	25	28,394
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	112,724
State of North Carolina GO
Series A
5.00%, 06/01/19	300	338,865
Series B
5.00%, 06/01/19	460	519,593
Town of Cary NC GO Series B
4.00%, 06/01/19	60	65,902

		2,597,585

Security	Principal (000s)	Value
OHIO — 2.41%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	$50	$57,236
Series A
5.00%, 06/01/19	100	112,921
5.00%, 07/01/19	100	113,205
5.00%, 08/15/19	370	420,475
County of Franklin OH GOL
1.50%, 06/01/19	110	112,525
Miami University/Oxford OH RB
5.00%, 09/01/19	160	181,595
Ohio State Water Development Authority RB Series B
5.00%, 06/01/19	110	124,189
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	153,465
State of Ohio GO
5.00%, 08/01/19	55	62,313
Series A
5.00%, 08/01/19	100	113,368
Series B
5.00%, 06/15/19	35	39,517
5.00%, 08/01/19	370	419,457
Series C
5.00%, 08/01/19	405	458,853
University of Cincinnati RB Series C
5.00%, 06/01/19	35	39,327

		2,408,446
OKLAHOMA — 0.93%
Grand River Dam Authority RB Series A
4.00%, 06/01/19	255	278,519
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19	50	51,611
5.00%, 07/01/19	40	44,980

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 07/01/19		$165	$185,939
Series C
5.00%, 07/01/19		50	56,345
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		275	311,030

			928,424
OREGON — 0.90%
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19	(NPFGC-FGIC)	160	154,091
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19		55	62,117
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19		70	76,851
Metro/OR GO
4.00%, 06/01/19		200	219,542
Series A
5.00%, 06/01/19		20	22,584
Portland Community College District GO
5.00%, 06/15/19		200	225,880
State of Oregon GO Series B
5.00%, 08/01/19		20	22,679
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/19		50	56,852
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/19	(GTD)	50	54,861

			895,457
PENNSYLVANIA — 3.83%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/19		100	112,531

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	$330	$374,345
First Series
5.00%, 06/01/19		65	72,648
5.00%, 07/01/19		295	330,521
5.00%, 08/15/19		150	168,663
Second Series
5.00%, 07/01/19		620	694,654
County of Bucks PA GO
5.00%, 06/01/19		75	84,574
County of Butler PA GO
5.00%, 07/15/19		25	28,318
County of Chester PA GO Series C
5.00%, 07/15/19		30	33,983
Delaware County Authority RB
5.00%, 08/01/19		145	164,059
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19		955	1,079,790
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19		275	312,449
Series AJ
5.00%, 06/15/19		10	11,257
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		200	225,338
Pennsylvania Turnpike Commission RB Series B
5.00%, 06/01/19		125	140,017

			3,833,147
RHODE ISLAND — 0.08%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		75	85,250

			85,250

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
SOUTH CAROLINA — 0.42%
South Carolina State Ports Authority RB
5.00%, 07/01/19		$50	$56,038
State of South Carolina GO
Series A
5.00%, 06/01/19		300	338,865
5.00%, 07/01/19	(SAW)	20	22,675

			417,578
TENNESSEE — 1.16%
City of Memphis TN GO Series D
3.63%, 07/01/19		100	108,573
County of Sumner TN GO
5.00%, 06/01/19		40	45,106
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19		210	237,586
Series D
4.00%, 07/01/19		515	566,191
State of Tennessee GO
Series A
5.00%, 08/01/19		75	85,180
5.00%, 09/01/19		100	113,872

			1,156,508
TEXAS — 8.03%
Austin Community College District GOL
5.00%, 08/01/19		45	50,936
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	170	186,862
Series B
5.00%, 08/01/19		100	113,509
Central Texas Turnpike System RB
0.00%, 08/15/19	(AMBAC)	25	24,006
Series A
0.00%, 08/15/19	(AMBAC)	90	85,779
City of Austin TX GOL
5.00%, 09/01/19		185	210,685
Series A
5.00%, 09/01/19		135	153,743

Security		Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		$55	$61,918
City of El Paso TX GOL
5.00%, 08/15/19		90	101,900
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19		50	56,055
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	22,652
City of San Antonio TX GOL Series A
5.00%, 08/01/19		195	221,066
County of Bexar TX GOL
5.00%, 06/15/19		240	270,569
Series A
4.50%, 06/15/19		20	22,232
County of Denton TX GO
4.00%, 07/15/19		30	32,972
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	25	28,584
County of Harris TX RB Series C
5.00%, 08/15/19		410	465,383
County of Tarrant TX GOL
5.00%, 07/15/19		80	90,566
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	249,735
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	93,517
5.00%, 08/15/19	(PSF)	125	141,661
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	76,943
El Paso Independent School District GO
5.00%, 08/15/19		40	45,332
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	56,665

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Frisco Independent School District GO Series B
5.00%, 08/15/19	(PSF)	$170	$192,357
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	181,533
5.00%, 08/15/19	(PSF)	85	96,330
Series B
4.00%, 08/15/19		30	33,006
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	48,149
Klein Independent School District GO Series A
4.00%, 08/01/19	(PSF)	165	181,366
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	270	297,054
Series D
0.00%, 08/15/19	(PSF)	25	24,074
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	140	154,028
5.00%, 08/15/19	(PSF)	135	152,994
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	145	159,529
5.00%, 08/15/19	(PSF)	10	11,333
North East Independent School District/TX GO Series A
5.00%, 08/01/19	(PSF)	210	237,701
North Texas Municipal Water District RB
5.00%, 06/01/19		190	213,886
5.00%, 09/01/19		320	363,451
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	205	232,324
Permanent University Fund RB
5.00%, 07/01/19		135	152,779

Security		Principal (000s)	Value
Series A
5.00%, 07/01/19		$75	$84,877
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	113,191
Series A
5.00%, 08/01/19		175	198,084
Socorro Independent School District GO Series A
5.00%, 08/15/19	(PSF)	110	124,466
State of Texas GO
5.00%, 08/01/19		150	170,370
Series B
5.00%, 08/01/19		210	238,518
Series C
5.00%, 08/01/19		40	45,432
Series E
4.50%, 08/01/19		75	83,745
Tarrant Regional Water District RB
5.00%, 09/01/19		160	182,098
6.00%, 09/01/19		100	116,911
Texas Water Development Board RB
4.00%, 07/15/19		115	126,472
University of Texas System (The) RB
Series A
4.00%, 08/15/19		65	71,713
5.00%, 08/15/19		180	204,555
Series B
4.00%, 08/15/19		125	137,909
5.00%, 08/15/19		420	477,296
5.25%, 08/15/19		50	57,236

			8,028,037
UTAH — 1.12%
Intermountain Power Agency RB Series A
5.00%, 07/01/19		290	326,998
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19		110	124,110
State of Utah GO
5.00%, 07/01/19		100	113,308

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series A
5.00%, 07/01/19	$165	$186,958
Series C
5.00%, 07/01/19	115	130,304
University of Utah (The) RB Series A
5.00%, 08/01/19	150	170,050
Utah Transit Authority RB Series C
5.25%, 06/15/19	60	68,176

1,119,904
VERMONT — 0.06%
State of Vermont GO Series F
5.00%, 08/15/19	50	56,875

56,875
VIRGINIA — 3.00%
City of Alexandria VA GO Series A
4.50%, 06/15/19	(SAW)	50	55,763
City of Richmond VA GO Series C
4.00%, 07/15/19	(SAW)	25	27,477
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19	300	338,865
Series B
5.00%, 06/01/19	115	129,898
Series D
5.00%, 06/01/19	100	112,955
County of Arlington VA GO
Series A
5.00%, 08/01/19	25	28,394
Series C
4.00%, 08/15/19	75	82,798
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19	120	136,097
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19	100	112,860

Security		Principal (000s)	Value
Virginia College Building Authority RB
5.00%, 09/01/19		$195	$221,508
Series B
5.00%, 09/01/19		75	85,114
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	147,377
Series A
5.00%, 08/01/19		140	158,713
Series B
4.00%, 08/01/19		50	55,046
Series D
5.00%, 08/01/19		50	56,684
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	120	135,829
Series B
4.00%, 08/01/19	(SAW)	65	71,447
Series C
4.00%, 08/01/19	(SAW)	335	368,229
5.00%, 08/01/19	(SAW)	445	503,700
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	169,432

			2,998,186
WASHINGTON — 5.28%
City of Seattle WA GOL
Series A
5.00%, 06/01/19		90	101,338
Series B
5.00%, 08/01/19		195	221,343
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		190	214,500
Series A
5.00%, 06/01/19		90	101,338
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19		85	94,971
County of King WA GOL Series B
5.00%, 06/01/19		240	270,958

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19		$125	$137,129
County of Pierce WA GOL Series A
5.00%, 08/01/19		75	84,603
Energy Northwest RB Series A
5.00%, 07/01/19		620	699,738
Port of Seattle WA RB
5.00%, 06/01/19		225	253,633
Series A
5.25%, 07/01/19	(NPFGC)	45	50,992
State of Washington COP
4.00%, 07/01/19		75	81,824
State of Washington GO
5.00%, 07/01/19		950	1,073,481
Series 2010B
5.00%, 08/01/19		95	107,632
Series 2010C
5.00%, 08/01/19		35	39,654
Series A
5.00%, 08/01/19		495	560,820
Series D
5.00%, 07/01/19		65	73,449
Series R
5.00%, 07/01/19		250	282,495
Series R-2015-C
5.00%, 07/01/19		230	259,895
Series R-2015D
5.00%, 07/01/19		50	56,499
State of Washington RB
5.00%, 09/01/19		315	355,698
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	145	158,950

			5,280,940
WISCONSIN — 1.19%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19		75	84,523
Series 1
5.00%, 06/01/19		100	112,698

Security		Principal or Shares (000s)	Value
Series 2
5.00%, 06/01/19		$200	$225,396
Wisconsin Department of Transportation RB Series 1
5.00%, 07/01/19		60	67,799
Series 2
4.00%, 07/01/19		50	54,903
Series I
5.00%, 07/01/19	(NPFGC)	465	525,441
WPPI Energy RB
5.00%, 07/01/19		105	118,324

			1,189,084

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $97,982,421)			98,808,586

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.09%[a,b]		615	614,560

			614,560

TOTAL SHORT-TERM INVESTMENTS
(Cost: $614,560)			614,560

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.47%
(Cost: $98,596,981)	$99,423,146
Other Assets, Less Liabilities — 0.53%	534,661

NET ASSETS — 100.00%	$99,957,807

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.90%

ALABAMA — 1.35%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$320	$372,118
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20		110	127,978
Auburn University RB
5.00%, 06/01/20		20	23,140
City of Huntsville AL GO
4.00%, 09/01/20		60	67,508
Series A
4.00%, 09/01/20		50	56,326
State of Alabama GO
Series A
5.00%, 08/01/20		325	379,688
University of Alabama (The) RB
Series A
5.00%, 07/01/20		45	52,226

			1,078,984
ALASKA — 0.36%
Alaska Municipal Bond Bank Authority RB Series Three
5.00%, 09/01/20	(MO)	25	29,203
Municipality of Anchorage AK GO Series B
5.00%, 09/01/20	(NPFGC)	95	110,615
State of Alaska GO
Series A
4.00%, 08/01/20		70	78,477
Series B
5.00%, 08/01/20		60	69,796

			288,091
ARIZONA — 4.13%
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		165	191,271
Arizona Transportation Board RB
4.00%, 07/01/20		45	50,284

Security		Principal (000s)	Value
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		$80	$89,535
City of Flagstaff AZ GOL Series B
5.00%, 07/01/20		15	17,301
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/20	(NPFGC)	50	58,074
City of Phoenix AZ GO
4.00%, 07/01/20		270	302,899
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		30	32,334
5.00%, 07/01/20		550	638,031
5.25%, 07/01/20	(NPFGC)	35	41,078
Series A
3.50%, 07/01/20		85	93,095
5.00%, 07/01/20		195	225,654
Series B
5.00%, 07/01/20		240	279,190
City of Tempe AZ GO Series C
5.00%, 07/01/20		10	11,633
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		60	67,311
5.00%, 07/01/20		120	139,595
City of Tucson AZ GOL Series A
4.00%, 07/01/20		45	50,324
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		45	52,145
Series A
5.00%, 07/01/20		105	121,672
Maricopa County Community College District GO Series D
4.00%, 07/01/20		70	78,530
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	75	87,683

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		$170	$197,530
State of Arizona COP
5.00%, 09/01/20		205	238,151
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/20	(AGM)	60	69,243
Yavapai County Community College District GOL
3.00%, 07/01/20		150	161,638

			3,294,201
CALIFORNIA — 14.57%
Acalanes Union High School District GO
4.00%, 08/01/20		50	56,572
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/20	(AGM)	200	188,394
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	100,811
California State Public Works Board RB
5.00%, 06/01/20		115	133,444
Series A
5.00%, 06/01/20		100	116,038
5.00%, 09/01/20		345	403,167
Series D
5.00%, 09/01/20		25	29,215
Chaffey Community College District GO Series A
5.00%, 06/01/20		75	87,290
City & County of San Francisco CA GO
5.00%, 06/15/20		50	58,316
Series R1
5.00%, 06/15/20		290	338,230
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	93,904
Series B
5.00%, 09/01/20		295	346,271

Security		Principal (000s)	Value
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/20		$335	$390,123
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/20		40	44,812
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/20		25	29,071
Clovis Unified School District GO Series A
0.00%, 08/01/20	(NPFGC)	100	93,709
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	117,056
Series A
5.00%, 08/01/20		60	70,235
Contra Costa Community College District GO
5.00%, 08/01/20		50	58,529
Corona-Norco Unified School District GO Series C
0.00%, 08/01/20	(AGM)	40	37,281
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20		20	23,334
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/20		140	157,626
5.00%, 06/01/20		280	326,673
East Side Union High School District GO
4.00%, 08/01/20		90	101,299
El Camino Community College District GO
5.00%, 08/01/20		50	58,529
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	33,896
5.25%, 08/01/20	(NPFGC-FGIC)	75	88,816

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20	$20	$23,356
Huntington Beach Union High School District GO
5.00%, 08/01/20	130	152,177
Long Beach Community College District GO Series B
4.00%, 08/01/20	25	28,139
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	150	175,588
Series F
5.00%, 08/01/20	205	239,971
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20	405	473,526
Series B
5.00%, 06/01/20	145	169,116
5.00%, 07/01/20	120	140,304
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	70	81,644
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	50	56,115
5.00%, 07/01/20	365	425,762
Series B
5.00%, 07/01/20	10	11,665
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	285	333,222
Series B
5.00%, 07/01/20	40	46,768
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	105	118,027
5.00%, 07/01/20	300	349,542

Security	Principal (000s)	Value
Series A-1
5.00%, 07/01/20	$40	$46,622
Series C
5.00%, 07/01/20	75	87,417
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	50,843
Los Rios Community College District GO
5.00%, 08/01/20	50	58,391
Marin Community College District GO
4.00%, 08/01/20	70	78,978
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20	40	46,786
Series C
5.00%, 07/01/20	20	23,393
Series G
5.00%, 07/01/20	165	192,994
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20	25	29,128
Orange County Transportation Authority RB
5.00%, 08/15/20	35	41,018
Poway Unified School District GO
5.00%, 08/01/20	50	58,529
Roseville Joint Union High School District GO
4.00%, 08/01/20	100	112,554
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20	75	87,890
Series X
5.00%, 08/15/20	210	246,093
Series Y
5.00%, 08/15/20	40	46,875
San Diego Community College District GO
5.00%, 08/01/20	75	87,968

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20		$50	$58,360
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20		80	93,354
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/20		110	128,969
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20		45	50,623
San Francisco Unified School District GO Series E
5.00%, 06/15/20		195	227,167
San Jose Financing Authority RB Series A
5.00%, 06/01/20		100	115,905
San Mateo County Community College District GO
4.00%, 09/01/20		70	79,244
Series B
0.00%, 09/01/20	(NPFGC)	190	179,586
San Mateo Union High School District GO Series A
5.00%, 09/01/20		20	23,466
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		220	248,717
Santa Monica Community College District GO
5.00%, 08/01/20		125	146,324
Sequoia Union High School District GO
4.00%, 07/01/20		50	56,449
Sonoma County Junior College District GO
4.00%, 08/01/20		110	124,109

Security	Principal (000s)	Value
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/20	$75	$85,701
Southern California Public Power Authority RB
4.00%, 07/01/20	135	151,689
5.00%, 07/01/20	70	81,749
Series A
5.00%, 07/01/20	170	198,259
State of California GO
4.00%, 09/01/20	240	270,622
5.00%, 09/01/20	565	661,417
Series B
5.00%, 09/01/20	525	614,591
Tamalpais Union High School District GO
5.00%, 08/01/20	30	35,167
Ventura County Community College District GO
4.00%, 08/01/20	125	141,032
5.00%, 08/01/20	25	29,265
William S Hart Union High School District GO
4.00%, 09/01/20	100	112,743

		11,617,550
COLORADO — 0.68%
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20	100	115,364
Series B
0.00%, 09/01/20	50	45,692
University of Colorado RB
Series A
5.00%, 06/01/20	135	157,092
Series B
5.00%, 06/01/20	195	226,910

		545,058
CONNECTICUT — 1.37%
State of Connecticut Clean Water Fund – State Revolving Fund RB Series B
5.00%, 07/01/20	100	116,465

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
State of Connecticut GO
Series B
5.25%, 06/01/20		$200	$231,744
Series C
5.00%, 06/01/20		50	57,431
Series D
5.00%, 06/15/20		155	178,219
Series E
5.00%, 09/01/20		200	231,192
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 09/01/20		50	58,055
Series B
5.00%, 09/01/20		150	174,165
Town of Darien CT GO
4.00%, 08/01/20		40	45,094

			1,092,365
DELAWARE — 0.83%
County of New Castle DE GO Series A
5.00%, 07/15/20		125	146,141
Delaware Transportation Authority RB
5.00%, 07/01/20		70	81,463
5.00%, 09/01/20		60	69,778
Series 2014
5.00%, 07/01/20		75	87,281
State of Delaware GO
5.00%, 07/01/20		95	111,074
Series A
4.00%, 08/01/20		150	169,443

			665,180
DISTRICT OF COLUMBIA — 0.45%
District of Columbia GO
Series A
5.00%, 06/01/20		45	52,184
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	220	257,356
5.25%, 06/01/20	(SGI)	40	46,792

			356,332
FLORIDA — 8.57%
Central Florida Expressway Authority RB
5.00%, 07/01/20		155	179,296

Security	Principal (000s)	Value
Series B
5.00%, 07/01/20	$120	$138,810
County of Hillsborough FL RB
5.00%, 08/01/20	115	133,476
County of Miami-Dade FL GO
4.00%, 07/01/20	65	72,361
Series B
5.00%, 07/01/20	50	57,815
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20	260	300,755
County of Palm Beach FL GO
5.00%, 07/01/20	60	70,016
5.00%, 08/01/20	200	233,932
County of Palm Beach FL RB
4.00%, 06/01/20	90	101,023
5.00%, 06/01/20	140	162,848
Florida Department of Environmental Protection RB
5.00%, 07/01/20	335	389,250
Series A
5.00%, 07/01/20	75	87,146
Series B
5.00%, 07/01/20	75	87,146
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/20	250	290,250
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	115	133,467
Series B
5.00%, 07/01/20	315	365,583
Leon County School District RB
5.00%, 09/01/20	140	162,226
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	210	242,680
Orange County School Board COP Series D
5.00%, 08/01/20	250	290,500

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Palm Beach County School District COP
Series A
5.00%, 08/01/20	$125	$144,732
Series C
5.00%, 08/01/20	175	202,625
Pasco County School Board COP
5.00%, 08/01/20	200	230,878
Series A
5.00%, 08/01/20	75	86,579
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/20	210	242,434
School District of Broward County/FL COP Series B
5.00%, 07/01/20	360	415,541
Seminole County School Board COP Series A
5.00%, 07/01/20	50	57,535
St. Johns County School Board COP
5.00%, 07/01/20	20	23,063
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	69,472
State of Florida GO
5.00%, 07/01/20	235	273,056
Series A
5.00%, 06/01/20	500	579,600
Series B
5.00%, 06/01/20	50	57,960
Series C
5.00%, 06/01/20	150	173,880
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20	195	225,785
Series E
5.00%, 07/01/20	350	405,254
Series F
5.00%, 07/01/20	125	144,734

		6,831,708

Security		Principal (000s)	Value
GEORGIA — 1.60%
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/20	(NPFGC)	$40	$46,478
State of Georgia GO
Series E-2
5.00%, 09/01/20		70	82,067
Series I
5.00%, 07/01/20		980	1,143,591

			1,272,136
HAWAII — 1.36%
City & County of Honolulu HI GO Series A
4.00%, 08/01/20		100	112,035
City & County of Honolulu HI Wastewater System Revenue RB Series 2012B
5.00%, 07/01/20		150	173,681
County of Maui HI GO
5.00%, 09/01/20		200	234,098
State of Hawaii GO
Series EH
5.00%, 08/01/20		250	291,202
Series EP
5.00%, 08/01/20		235	273,730

			1,084,746
ILLINOIS — 1.96%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20	(NPFGC)	50	44,660
0.00%, 06/15/20	(NPFGC-FGIC)	100	89,320
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC-GOI)	40	47,096
6.00%, 07/01/20	(NPFGC)	60	71,801
State of Illinois GO
0.00%, 08/01/20		25	22,390
4.00%, 09/01/20		175	186,459
5.00%, 07/01/20		325	359,629
5.00%, 08/01/20		30	33,227
5.00%, 08/01/20	(AGM)	50	56,173

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
State of Illinois RB
4.00%, 06/15/20	$135	$149,708
5.00%, 06/15/20	440	505,877

		1,566,340
INDIANA — 0.77%
Indiana Finance Authority RB
5.25%, 07/01/20	85	99,010
Indiana University RB
Series U
5.00%, 08/01/20	50	58,309
Series V-1
5.00%, 08/01/20	45	52,479
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	57,361
Series K
5.00%, 06/01/20	190	218,348
Purdue University RB
Series AA
4.00%, 07/01/20	50	55,959
Series Y
5.00%, 07/01/20	65	75,438

		616,904
IOWA — 0.81%
City of Des Moines IA GO Series A
5.00%, 06/01/20	160	185,259
Iowa Finance Authority RB
5.00%, 08/01/20	100	116,688
Series A
5.00%, 08/01/20	165	192,535
State of Iowa RB
5.00%, 06/15/20	130	150,340

		644,822
KANSAS — 1.35%
City of Wichita KS GO
Series 811
5.00%, 06/01/20	105	121,576
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20	150	174,516

Security		Principal (000s)	Value
Series B
5.00%, 09/01/20		$150	$174,516
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,884
Series B
5.00%, 09/01/20		250	292,858
Series C
5.00%, 09/01/20		260	304,572

			1,078,922
KENTUCKY — 0.32%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	66,451
5.00%, 08/01/20		55	63,216
5.50%, 08/01/20	(AMBAC)	10	11,703
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/20		100	114,712

			256,082
LOUISIANA — 0.88%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	119,939
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		65	72,264
State of Louisiana GO
Series A
5.00%, 08/01/20		250	289,018
Series C
4.00%, 07/15/20		60	66,782
5.00%, 08/01/20		50	57,804
State of Louisiana RB
Series A
5.00%, 06/15/20		80	92,517

			698,324
MAINE — 0.22%
Maine Turnpike Authority RB
5.00%, 07/01/20		100	116,103
State of Maine GO
Series B
4.00%, 06/01/20		50	56,016

			172,119

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
MARYLAND — 3.79%
City of Baltimore MD RB
Series D
5.00%, 07/01/20	$75	$87,044
County of Baltimore MD GO
5.00%, 08/01/20	375	438,622
County of Frederick MD GO
4.00%, 08/01/20	25	28,116
County of Montgomery MD GO
Series A
5.00%, 07/01/20	125	145,866
5.00%, 08/01/20	200	233,932
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20	170	196,993
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	110,581
State of Maryland GO
4.50%, 08/01/20	525	602,726
5.00%, 08/01/20	255	298,263
Series A
5.00%, 08/01/20	205	239,780
Series B
5.00%, 08/01/20	150	175,449
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	295	343,383
Series A
4.00%, 06/01/20	110	123,417

		3,024,172
MASSACHUSETTS — 4.74%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/20	140	162,844
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	235	276,536
Series B
3.00%, 08/01/20	100	108,172
4.00%, 08/01/20	25	28,099

Security		Principal (000s)	Value
5.00%, 08/01/20		$100	$116,619
5.25%, 08/01/20		145	170,629
5.25%, 09/01/20	(AGM)	110	129,782
Series D
5.50%, 08/01/20		20	23,746
Series E
5.00%, 09/01/20		445	520,241
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		125	145,753
5.25%, 07/01/20		200	234,732
Series B
5.25%, 07/01/20		285	334,493
Series C
5.00%, 07/01/20		85	98,880
5.50%, 07/01/20		55	65,121
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		390	456,074
5.25%, 08/01/20		90	106,138
Massachusetts Port Authority RB Series C
5.00%, 07/01/20		45	52,226
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		220	247,487
5.00%, 08/15/20		195	227,670
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(GOI)	35	39,328
Series J
5.50%, 08/01/20	(AGM)	200	237,742

			3,782,312
MICHIGAN — 0.25%
Michigan State University RB Series A
5.00%, 08/15/20		170	197,849

			197,849

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
MINNESOTA — 2.27%
Metropolitan Council GO
Series D
5.00%, 09/01/20	$75	$87,892
Series E
5.00%, 09/01/20	75	87,893
State of Minnesota GO
5.00%, 08/01/20	(ETM)	5	5,799
5.00%, 08/01/20	290	338,798
Series A
5.00%, 08/01/20	150	175,264
Series B
4.00%, 08/01/20	200	224,926
5.00%, 08/01/20	520	607,500
Series D
5.00%, 08/01/20	140	163,558
State of Minnesota RB Series A
5.00%, 06/01/20	100	115,787

1,807,417
MISSOURI — 0.25%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	170	198,300

198,300
MONTANA — 0.17%
Montana Department of Transportation RB
3.00%, 06/01/20	20	21,379
State of Montana GO
5.00%, 08/01/20	100	116,966

138,345
NEBRASKA — 0.55%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	105	122,506
Nebraska Public Power District RB
5.00%, 07/01/20	250	289,580
University of Nebraska RB
5.00%, 07/01/20	25	28,958

441,044

Security	Principal (000s)	Value
NEVADA — 1.16%
Clark County School District GOL Series B
5.00%, 06/15/20	$245	$283,274
County of Clark Department of Aviation RB
5.00%, 07/01/20	45	51,932
State of Nevada GOL
5.00%, 06/01/20	85	98,344
5.00%, 08/01/20	160	186,000
Series C
5.00%, 06/01/20	155	179,333
5.00%, 08/01/20	75	87,188
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	30	34,700

		920,771
NEW HAMPSHIRE — 0.48%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	70	80,910
New Hampshire Municipal Bond Bank RB Series B
5.00%, 08/15/20	40	46,497
State of New Hampshire GO Series A
3.50%, 07/01/20	140	154,280
State of New Hampshire RB
5.00%, 09/01/20	90	103,911

		385,598
NEW JERSEY — 2.63%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	25	25,250
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	32,853
5.00%, 09/01/20	315	360,729
Series EE
4.50%, 09/01/20	65	69,335

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series XX
5.00%, 06/15/20		$320	$347,142
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	32,619
Series A
5.00%, 07/01/20		25	29,173
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	78,890
5.00%, 06/15/20		175	190,991
5.00%, 06/15/20	(SAP)	40	43,655
Series AA
5.00%, 06/15/20		240	261,931
5.00%, 06/15/20	(SAP)	25	27,285
Series B
5.00%, 06/15/20		75	81,853
State of New Jersey GO
5.00%, 06/01/20		40	45,175
Series Q
4.00%, 08/15/20		75	81,957
5.00%, 08/15/20		340	385,774

			2,094,612
NEW MEXICO — 0.74%
New Mexico Finance Authority RB
4.00%, 06/15/20		75	84,122
Series B
5.00%, 06/15/20		210	244,446
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20		175	203,102
Series B
4.00%, 07/01/20		50	55,872

			587,542
NEW YORK — 9.92%
City of New York NY GO
Series A
5.00%, 08/01/20		270	313,689
Series B
3.00%, 08/01/20		180	193,955
4.00%, 08/01/20		200	223,934
5.00%, 08/01/20		570	662,232

Security		Principal (000s)	Value
Series C
3.00%, 08/01/20		$25	$26,938
Series E
4.00%, 08/01/20		120	134,361
Series F
4.00%, 08/01/20		95	106,369
Series G
5.00%, 08/01/20		240	278,834
Series H
5.00%, 08/01/20		200	232,362
Series H-2
5.00%, 06/01/20		165	190,806
Series I
5.00%, 08/01/20		70	81,327
Series I-1
5.00%, 08/01/20		135	156,844
Series J
5.00%, 08/01/20		940	1,092,101
County of Orange NY GOL Series B
4.00%, 07/01/20		35	38,787
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	93,559
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	220	246,019
5.00%, 07/15/20	(SAW)	185	214,596
Series S-1A
5.00%, 07/15/20	(SAW)	65	75,399
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/20		145	168,729
Series A-1
5.00%, 08/01/20		165	192,002
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	206,967
Series EE
4.00%, 06/15/20		25	27,985
Series FF
5.00%, 06/15/20		120	139,248

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series GG
4.00%, 06/15/20	$160	$179,104
5.00%, 06/15/20	225	261,090
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	355	410,565
Series A
4.13%, 07/01/20	170	190,315
5.00%, 07/01/20	530	614,864
Series C
5.00%, 06/15/20	50	57,819
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	75	84,120
5.00%, 06/15/20	285	331,352
Series A
3.50%, 06/15/20	110	121,118
5.00%, 06/15/20	140	162,770
Series B
5.00%, 08/15/20	120	140,176
Port Authority of New York & New Jersey RB Series 180
5.00%, 06/01/20	140	162,350
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,225
Town of Hempstead NY GOL
5.00%, 08/15/20	65	75,777

7,911,688
NORTH CAROLINA — 1.98%
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/20	100	115,450
City of Charlotte NC GO Series A
5.00%, 07/01/20	370	431,764
City of Charlotte NC Water & Sewer System Revenue RB Series B
5.00%, 07/01/20	75	87,520
City of Winston-Salem NC GO Series 2010B
4.00%, 06/01/20	50	56,295

Security	Principal (000s)	Value
County of Buncombe NC RB Series A
5.00%, 06/01/20	$95	$109,746
County of Forsyth NC GO Series E
4.00%, 07/01/20	145	163,183
County of New Hanover NC GO Series A
5.00%, 06/01/20	25	29,100
County of Wake NC GO
5.00%, 09/01/20	80	93,790
State of North Carolina GO Series 2013D
4.00%, 06/01/20	385	432,463
State of North Carolina RB Series B
5.00%, 06/01/20	50	57,960

		1,577,271
OHIO — 3.06%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	50	56,225
5.00%, 07/01/20	165	192,393
Series A
5.00%, 07/01/20	100	116,602
City of Columbus OH GOL
4.00%, 08/15/20	130	146,318
5.00%, 08/15/20	50	58,500
Cleveland State University RB
5.00%, 06/01/20	75	86,518
Miami University/Oxford OH RB
5.00%, 09/01/20	100	116,593
Ohio State University (The) RB
Series A
4.00%, 06/01/20	50	56,058
5.00%, 06/01/20	100	116,186
Ohio State Water Development Authority RB
5.00%, 06/01/20	130	151,042
Series A
5.00%, 06/01/20	135	156,851
State of Ohio GO
Series A
5.00%, 09/01/20	200	233,816

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Series B
4.00%, 08/01/20		$180	$202,068
5.00%, 08/01/20		360	419,331
Series C
5.00%, 08/01/20		235	273,731
University of Cincinnati RB Series A
5.00%, 06/01/20		50	57,717

			2,439,949
OKLAHOMA — 0.59%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20		25	27,834
5.00%, 06/01/20		120	138,468
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20		150	173,142
Series B
3.00%, 07/01/20		100	107,113
Tulsa County Industrial Authority RB
4.00%, 09/01/20		20	22,189

			468,746
OREGON — 1.44%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 08/01/20		145	168,629
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	116,093
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	63,925
Metro/OR GO
5.00%, 06/01/20		45	52,340
Series A
5.00%, 06/01/20		160	186,099
Portland Community College District GO
5.00%, 06/15/20		170	197,586

Security	Principal (000s)	Value
State of Oregon GO
Series A
4.00%, 08/01/20	$180	$202,678
Series N
5.00%, 08/01/20	35	40,890
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	100	116,093

1,144,333
PENNSYLVANIA — 1.66%
City of Philadelphia PA GO Series A
5.00%, 07/15/20	110	125,807
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	225	257,062
5.00%, 07/01/20	60	68,694
Second Series
5.00%, 07/01/20	260	297,674
Series T
5.00%, 07/01/20	170	194,633
County of Butler PA GO
5.00%, 07/15/20	70	81,644
Delaware County Authority RB
5.00%, 08/01/20	100	116,246
Pennsylvania Higher Educational Facilities Authority RB Series AL
5.00%, 06/15/20	50	57,811
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	80	92,624
Pittsburgh Water & Sewer Authority RB Series A
5.00%, 09/01/20	(AGM)	25	29,082

1,321,277
RHODE ISLAND — 0.29%
State of Rhode Island GO
5.00%, 08/01/20	200	232,592

232,592
SOUTH CAROLINA — 0.15%
State of South Carolina GO Series A
5.00%, 06/01/20	100	116,401

116,401

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
TENNESSEE — 1.74%
County of Sumner TN GO
5.00%, 06/01/20		$95	$110,208
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/20		185	207,215
5.00%, 07/01/20		220	256,124
Series D
5.00%, 07/01/20		165	192,093
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		165	191,534
Series A
4.00%, 07/01/20		50	55,651
State of Tennessee GO
Series A
5.00%, 08/01/20		80	93,573
5.00%, 09/01/20		40	46,895
Series B
5.00%, 08/01/20		200	233,932

			1,387,225
TEXAS — 7.48%
Austin Community College District GOL
5.00%, 08/01/20		45	52,354
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	90	102,783
5.00%, 08/01/20	(PSF)	25	29,078
Series B
5.00%, 08/01/20		75	87,233
Central Texas Turnpike System RB
0.00%, 08/15/20	(AMBAC)	15	14,170
Series A
0.00%, 08/15/20	(AMBAC)	80	74,378
City of Arlington TX GOL
5.00%, 08/15/20		90	104,954
City of Austin TX GOL
5.00%, 09/01/20		285	333,994
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	40,557

Security		Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		$50	$56,675
City of El Paso TX GOL Series A
5.00%, 08/15/20		150	174,433
City of Houston TX RB
5.00%, 09/01/20		100	115,751
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		220	251,363
City of Plano TX GOL Series 2013
5.00%, 09/01/20		50	58,407
City of Round Rock TX GOL
4.00%, 08/15/20		65	72,472
County of Bexar TX GOL
5.00%, 06/15/20		200	231,828
County of Denton TX GOL
5.00%, 07/15/20		165	191,704
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	50	58,337
Del Mar College District GOL
5.00%, 08/15/20		20	23,193
Eanes Independent School District GO
5.00%, 08/01/20		30	34,893
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,821
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	200	232,858
Frisco Independent School District GO Series B
5.00%, 08/15/20	(PSF)	30	34,817
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	116,058
Series A
5.00%, 08/15/20		145	168,889
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	145,536

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
Keller Independent School District/TX GO Series A
5.00%, 08/15/20	(PSF)	$25	$29,168
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	200	188,524
4.00%, 08/15/20	(PSF)	50	56,088
Series A
0.00%, 08/15/20	(PSF)	50	47,131
Series D
0.00%, 08/15/20	(PSF)	50	47,131
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	18,852
Series A
4.00%, 08/15/20	(PSF)	15	16,826
5.00%, 08/15/20	(PSF)	75	87,322
Series B
4.00%, 08/15/20		25	27,987
Lone Star College System GOL Series A
5.00%, 08/15/20		95	110,486
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	50	56,088
5.00%, 08/15/20	(PSF)	20	23,286
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	87,233
North Texas Municipal Water District RB
4.00%, 09/01/20		25	28,082
5.00%, 09/01/20		280	326,550
Permanent University Fund RB
4.00%, 07/01/20		70	78,592
Series A
5.00%, 07/01/20		150	174,834
Series B
5.00%, 07/01/20		165	192,093
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	140	163,149

Security		Principal (000s)	Value
Socorro Independent School District GO Series A
5.00%, 08/15/20	(PSF)	$85	$98,872
State of Texas GO
5.00%, 08/01/20		195	227,950
Series B
5.00%, 08/01/20		95	111,052
Tarrant Regional Water District RB
5.00%, 09/01/20		30	35,072
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	107,923
Texas Tech University RB Series A
5.00%, 08/15/20		60	69,773
University of Texas System (The) RB
Series A
4.00%, 08/15/20		250	281,835
5.00%, 08/15/20		335	391,950
Series B
5.00%, 08/15/20		60	70,200

			5,966,585
UTAH — 0.73%
Davis County School District GO Series A
4.00%, 06/01/20	(GTD)	40	44,827
State of Utah GO
Series A
5.00%, 07/01/20		205	239,313
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		50	58,309
Series A
5.00%, 08/01/20		20	23,324
Utah Transit Authority RB Series 2015A
5.00%, 06/15/20		185	215,434

			581,207
VERMONT — 0.04%
State of Vermont GO Series F
5.00%, 08/15/20		30	35,142

			35,142

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security		Principal (000s)	Value
VIRGINIA — 2.81%
City of Alexandria VA GO Series B
5.00%, 06/15/20	(SAW)	$100	$116,537
City of Newport News VA GO
Series A
5.00%, 07/01/20		50	58,232
5.00%, 07/15/20	(SAW)	65	75,791
City of Richmond VA GO Series B
5.00%, 07/15/20	(SAW)	50	58,301
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20		45	50,548
Series B
5.00%, 06/01/20		25	29,100
County of Henrico VA GO
5.00%, 07/15/20		75	87,616
5.00%, 08/01/20		25	29,242
Series A
4.00%, 08/01/20		105	118,372
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	50	58,483
University of Virginia RB
5.00%, 09/01/20		50	58,690
Virginia Beach Development Authority RB Series C
5.00%, 08/01/20		70	81,246
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20	(ST)	25	29,192
Series 2012B
5.00%, 09/01/20		100	116,767
Series A
5.00%, 09/01/20		100	116,767
5.00%, 09/01/20		235	274,232
Virginia Public Building Authority RB
Series B
5.00%, 08/01/20		95	110,657
Series B-3
4.00%, 08/01/20		125	140,805
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	100	112,125

Security		Principal (000s)	Value
Series 2012A
5.00%, 08/01/20	(SAW)	$400	$465,368
Series A
5.00%, 08/01/20	(SAW)	15	17,451
Series D
4.00%, 08/01/20	(SAW)	30	33,637

			2,239,159
WASHINGTON — 7.15%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		105	122,605
City of Seattle WA GOL
Series A
5.00%, 06/01/20		25	29,013
Series B
5.00%, 08/01/20		200	233,238
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		50	58,313
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		210	245,507
County of King WA GOL Series A
5.00%, 07/01/20		210	244,291
County of King WA Sewer Revenue RB
5.00%, 07/01/20		80	92,846
County of Pierce WA GOL Series A
5.00%, 07/01/20		35	40,431
Energy Northwest RB Series A
5.00%, 07/01/20		745	864,297
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	20	22,345
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	255	301,461
State of Washington COP
5.00%, 07/01/20	(ST)	75	86,672
Series A
5.00%, 07/01/20		165	190,677
State of Washington GO
5.00%, 07/01/20		175	203,339

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Security	Principal (000s)	Value
Series A
5.00%, 07/01/20	$80	$92,955
5.00%, 08/01/20	25	29,120
Series B-1
5.00%, 08/01/20	50	58,241
Series C
5.00%, 06/01/20	115	133,308
Series R
4.00%, 07/01/20	250	279,577
5.00%, 07/01/20	280	325,343
Series R-2011B
5.00%, 07/01/20	415	482,205
Series R-2013A
5.00%, 07/01/20	200	232,388
Series R-2014A
5.00%, 07/01/20	120	139,433
Series R-2014B
5.00%, 07/01/20	175	203,340
Series R-2015
5.00%, 07/01/20	145	168,481
State of Washington RB
5.00%, 09/01/20	390	451,975
Tumwater Office Properties Washington State Lease RB
5.00%, 07/01/20	70	80,910
University of Washington RB
Series A
5.00%, 07/01/20	140	162,861
Series C
5.00%, 07/01/20	105	122,145

		5,697,317
WEST VIRGINIA — 0.11%
State of West Virginia GO
4.00%, 06/01/20	80	89,382

		89,382
WISCONSIN — 1.14%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	100	111,857
5.00%, 06/01/20	75	86,940
Series 4
5.00%, 06/01/20	105	121,716

Security	Principal or Shares (000s)	Value
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20	$15	$16,497
5.00%, 07/01/20	160	185,911
Series 2
5.00%, 07/01/20	85	98,765
Series A
5.00%, 07/01/20	120	139,433
Series I
5.00%, 07/01/20	45	52,287
WPPI Energy RB Series A
5.00%, 07/01/20	85	98,362

		911,768

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $77,955,681)		78,857,868

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.09%[a,b]	556	556,326

		556,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556,326)		556,326

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.60%
(Cost: $78,512,007)	$79,414,194
Other Assets, Less Liabilities — 0.40%	315,653

NET ASSETS — 100.00%	$79,729,847

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	107

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares iBonds Sep 2016 Term Muni Bond ETF		iShares iBonds Sep 2017 Term Muni Bond ETF		iShares iBonds Sep 2018 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$133,450,463		$177,487,931		$107,868,188
Affiliated (Note 2)	218,252		405,836		315,376

Total cost of investments	$133,668,715		$177,893,767		$108,183,564

Investments in securities, at fair value (Note 1):
Unaffiliated	$133,615,408		$178,458,640		$108,551,120
Affiliated (Note 2)	218,252		405,836		315,376

Total fair value of investments	133,833,660		178,864,476		108,866,496
Receivables:
Interest	1,369,259		1,826,331		1,046,624

Total Assets	135,202,919		180,690,807		109,913,120

LIABILITIES
Payables:
Investment advisory fees (Note 2)	20,605		27,219		16,435

Total Liabilities	20,605		27,219		16,435

NET ASSETS	$135,182,314		$180,663,588		$109,896,685

Net assets consist of:
Paid-in capital	$135,042,047		$179,844,500		$109,186,594
Undistributed net investment income	94,352		140,095		85,148
Accumulated net realized loss	(119,030)		(291,716)		(57,989)
Net unrealized appreciation	164,945		970,709		682,932

NET ASSETS	$135,182,314		$180,663,588		$109,896,685

Shares outstanding[a]	5,100,000	[b]	6,600,000	[b]	4,300,000

Net asset value per share	$26.51	[b]	$27.37	[b]	$25.56

[a]	No par value, unlimited number of shares authorized.
[b]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$97,982,421	$77,955,681
Affiliated (Note 2)	614,560	556,326

Total cost of investments	$98,596,981	$78,512,007

Investments in securities, at fair value (Note 1):
Unaffiliated	$98,808,586	$78,857,868
Affiliated (Note 2)	614,560	556,326

Total fair value of investments	99,423,146	79,414,194
Receivables:
Interest	917,943	676,659

Total Assets	100,341,089	80,090,853

LIABILITIES
Payables:
Investment securities purchased	368,697	349,404
Investment advisory fees (Note 2)	14,585	11,602

Total Liabilities	383,282	361,006

NET ASSETS	$99,957,807	$79,729,847

Net assets consist of:
Paid-in capital	$99,045,968	$78,758,691
Undistributed net investment income	87,367	71,844
Accumulated net realized loss	(1,693)	(2,875)
Net unrealized appreciation	826,165	902,187

NET ASSETS	$99,957,807	$79,729,847

Shares outstanding[a]	3,900,000	3,100,000

Net asset value per share	$25.63	$25.72

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares iBonds Sep 2016 Term Muni Bond ETF	iShares iBonds Sep 2017 Term Muni Bond ETF	iShares iBonds Sep 2018 Term Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$1,195,549	$1,874,506	$1,055,830
Interest — affiliated (Note 2)	69	135	97

Total investment income	1,195,618	1,874,641	1,055,927

EXPENSES
Investment advisory fees (Note 2)	404,821	498,952	285,354

Total expenses	404,821	498,952	285,354
Less investment advisory fees waived (Note 2)	(162,124)	(199,935)	(114,384)

Net expenses	242,697	299,017	170,970

Net investment income	952,921	1,575,624	884,957

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12	661	(2,242)
In-kind redemptions — unaffiliated	31,948	(372)	—

Net realized gain (loss)	31,960	289	(2,242)

Net change in unrealized appreciation/depreciation	(806,760)	(689,166)	333,041

Net realized and unrealized gain (loss)	(774,800)	(688,877)	330,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,121	$886,747	$1,215,756

See notes to financial statements.

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$919,072	$784,947
Interest — affiliated (Note 2)	119	108

Total investment income	919,191	785,055

EXPENSES
Investment advisory fees (Note 2)	216,555	161,131

Total expenses	216,555	161,131
Less investment advisory fees waived (Note 2)	(86,937)	(64,729)

Net expenses	129,618	96,402

Net investment income	789,573	688,653

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,693)	(2,875)

Net realized loss	(1,693)	(2,875)

Net change in unrealized appreciation/depreciation	729,161	908,311

Net realized and unrealized gain	727,468	905,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,517,041	$1,594,089

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2016 Term Muni Bond ETF		iShares iBonds Sep 2017 Term Muni Bond ETF
	Year ended March 31, 2016[a]	Year ended March 31, 2015[a]	Year ended March 31, 2016[a]	Year ended March 31, 2015[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$952,921	$948,843	$1,575,624	$1,434,655
Net realized gain (loss)	31,960	22	289	(1,454)
Net change in unrealized appreciation/depreciation	(806,760)	(369,725)	(689,166)	(67,962)

Net increase in net assets resulting from operations	178,121	579,140	886,747	1,365,239

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(939,338)	(923,656)	(1,559,992)	(1,395,949)

Total distributions to shareholders	(939,338)	(923,656)	(1,559,992)	(1,395,949)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,634,691	10,707,237	32,897,246	24,829,641
Cost of shares redeemed	(10,644,428)	—	(2,738,359)	—

Net increase in net assets from capital share transactions	7,990,263	10,707,237	30,158,887	24,829,641

INCREASE IN NET ASSETS	7,229,046	10,362,721	29,485,642	24,798,931

NET ASSETS
Beginning of year	127,953,268	117,590,547	151,177,946	126,379,015

End of year	$135,182,314	$127,953,268	$180,663,588	$151,177,946

Undistributed net investment income included in net assets at end of year	$94,352	$80,769	$140,095	$124,463

SHARES ISSUED AND REDEEMED
Shares sold	600,000	400,000	1,200,000	900,000
Shares redeemed	(300,000)	—	(100,000)	—

Net increase in shares outstanding	300,000	400,000	1,100,000	900,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on May 20, 2015, for shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2018 Term Muni Bond ETF		iShares iBonds Sep 2019 Term Muni Bond ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$884,957	$663,972	$789,573	$304,631
Net realized gain (loss)	(2,242)	9	(1,693)	296
Net change in unrealized appreciation/depreciation	333,041	212,625	729,161	118,305

Net increase in net assets resulting from operations	1,215,756	876,606	1,517,041	423,232

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(863,790)	(630,516)	(743,607)	(267,547)

Total distributions to shareholders	(863,790)	(630,516)	(743,607)	(267,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,053,106	33,164,300	50,970,611	40,567,843

Net increase in net assets from capital share transactions	28,053,106	33,164,300	50,970,611	40,567,843

INCREASE IN NET ASSETS	28,405,072	33,410,390	51,744,045	40,723,528

NET ASSETS
Beginning of year	81,491,613	48,081,223	48,213,762	7,490,234

End of year	$109,896,685	$81,491,613	$99,957,807	$48,213,762

Undistributed net investment income included in net assets at end of year	$85,148	$63,981	$87,367	$41,401

SHARES ISSUED
Shares sold	1,100,000	1,300,000	2,000,000	1,600,000

Net increase in shares outstanding	1,100,000	1,300,000	2,000,000	1,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Year ended March 31, 2016	Period from August 12, 2014[a] to March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$688,653	$104,574
Net realized gain (loss)	(2,875)	4
Net change in unrealized appreciation/depreciation	908,311	(6,124)

Net increase in net assets resulting from operations	1,594,089	98,454

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(640,803)	(80,580)

Total distributions to shareholders	(640,803)	(80,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,938,069	27,820,618

Net increase in net assets from capital share transactions	50,938,069	27,820,618

INCREASE IN NET ASSETS	51,891,355	27,838,492

NET ASSETS
Beginning of period	27,838,492	—

End of period	$79,729,847	$27,838,492

Undistributed net investment income included in net assets at end of period	$71,844	$23,994

SHARES ISSUED
Shares sold	2,000,000	1,100,000

Net increase in shares outstanding	2,000,000	1,100,000

[a]	Commencement of operations.

See notes to financial statements.

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2016 Term Muni Bond ETF
	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]
Net asset value, beginning of year	$26.66	$26.73	$26.79	$26.59	$25.28

Income from investment operations:
Net investment income[b]	0.19	0.20	0.24	0.35	0.49
Net realized and unrealized gain (loss)[c]	(0.15)	(0.07)	(0.05)	0.21	1.31

Total from investment operations	0.04	0.13	0.19	0.56	1.80

Less distributions from:
Net investment income	(0.19)	(0.20)	(0.25)	(0.36)	(0.49)

Total distributions	(0.19)	(0.20)	(0.25)	(0.36)	(0.49)

Net asset value, end of year	$26.51	$26.66	$26.73	$26.79	$26.59

Total return	0.14%	0.48%	0.71%	2.08%	7.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$135,182	$127,953	$117,591	$56,261	$34,573
Ratio of expenses to average net assets	0.18%	0.20%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	0.30%	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.71%	0.76%	0.89%	1.31%	1.87%
Portfolio turnover rate[d]	0%	0%	2%	1%	1%

[a]	Per share amounts reflect a two-for one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2017 Term Muni Bond ETF
	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]
Net asset value, beginning of year	$27.49	$27.47	$27.72	$27.32	$25.55

Income from investment operations:
Net investment income[b]	0.26	0.28	0.32	0.41	0.55
Net realized and unrealized gain (loss)[c]	(0.12)	0.01	(0.24)	0.41	1.79

Total from investment operations	0.14	0.29	0.08	0.82	2.34

Less distributions from:
Net investment income	(0.26)	(0.27)	(0.33)	(0.42)	(0.57)

Total distributions	(0.26)	(0.27)	(0.33)	(0.42)	(0.57)

Net asset value, end of year	$27.37	$27.49	$27.47	$27.72	$27.32

Total return	0.51%	1.03%	0.31%	2.98%	9.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$180,664	$151,178	$126,379	$72,069	$43,711
Ratio of expenses to average net assets	0.18%	0.20%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	0.30%	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.95%	1.01%	1.16%	1.47%	2.06%
Portfolio turnover rate[d]	3%	1%	2%	0%[e]	4%

[a]	Per share amounts reflect a two-for one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

116	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2018 Term Muni Bond ETF

	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.47	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.24	0.25	0.25	0.00 [c]
Net realized and unrealized gain[d]	0.08	0.15	0.10	0.17

Total from investment operations	0.32	0.40	0.35	0.17

Less distributions from:
Net investment income	(0.23)	(0.24)	(0.21)	—

Total distributions	(0.23)	(0.24)	(0.21)	—

Net asset value, end of period	$25.56	$25.47	$25.31	$25.17

Total return	1.28%	1.60%	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,897	$81,492	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.18%	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	0.93%	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	1%	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2019 Term Muni Bond ETF

	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.38	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.28	0.29	0.04
Net realized and unrealized gain (loss)[c]	0.24	0.39	(0.05)

Total from investment operations	0.52	0.68	(0.01)

Less distributions from:
Net investment income	(0.27)	(0.27)	(0.02)

Total distributions	(0.27)	(0.27)	(0.02)

Net asset value, end of period	$25.63	$25.38	$24.97

Total return	2.07%	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,958	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.09%	1.15%	1.08%
Portfolio turnover rate[f]	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

118	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2020 Term Muni Bond ETF

	Year ended Mar. 31, 2016	Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.31	$25.00

Income from investment operations:
Net investment income[b]	0.33	0.21
Net realized and unrealized gain[c]	0.39	0.26

Total from investment operations	0.72	0.47

Less distributions from:
Net investment income	(0.31)	(0.16)

Total distributions	(0.31)	(0.16)

Net asset value, end of period	$25.72	$25.31

Total return	2.89%	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,730	$27,838
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.28%	1.30%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
iBonds Sep 2016 Term Muni Bond	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	Diversified
iBonds Sep 2017 Term Muni Bond	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF	Diversified
iBonds Sep 2018 Term Muni Bond	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF	Non-diversified
iBonds Sep 2019 Term Muni Bond	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	Non-diversified
iBonds Sep 2020 Term Muni Bond	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

120	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Sep 2016 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$133,615,408	$—	$133,615,408
Money Market Funds	218,252	—	—	218,252

Total	$218,252	$133,615,408	$—	$133,833,660

iBonds Sep 2017 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$178,458,640	$—	$178,458,640
Money Market Funds	405,836	—	—	405,836

Total	$405,836	$178,458,640	$—	$178,864,476

iBonds Sep 2018 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$108,551,120	$—	$108,551,120
Money Market Funds	315,376	—	—	315,376

Total	$315,376	$108,551,120	$—	$108,866,496

iBonds Sep 2019 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$98,808,586	$—	$98,808,586
Money Market Funds	614,560	—	—	614,560

Total	$614,560	$98,808,586	$—	$99,423,146

iBonds Sep 2020 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$78,857,868	$—	$78,857,868
Money Market Funds	556,326	—	—	556,326

Total	$556,326	$78,857,868	$—	$79,414,194

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

122	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund, through the termination date of such Fund in order to limit total annual operating expenses after fee waiver to 0.18% of the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2016 Term Muni Bond	$10,208,249	$—
iBonds Sep 2017 Term Muni Bond	42,267,706	4,717,906
iBonds Sep 2018 Term Muni Bond	31,601,263	1,156,410
iBonds Sep 2019 Term Muni Bond	50,515,569	546,247
iBonds Sep 2020 Term Muni Bond	52,600,629	884,811

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Sep 2016 Term Muni Bond	$2,595,564	$10,391,609
iBonds Sep 2017 Term Muni Bond	—	2,313,765
iBonds Sep 2019 Term Muni Bond	2,424,261	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a two-for-one stock split for the iShares iBonds Sep 2016 Term Muni Bond and iShares iBonds Sep 2017 Term Muni Bond ETFs, effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that

124	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBonds Sep 2016 Term Muni Bond	$31,948	$—	$(31,948)
iBonds Sep 2017 Term Muni Bond	(372)	—	372
iBonds Sep 2019 Term Muni Bond	296	—	(296)
iBonds Sep 2020 Term Muni Bond	4	—	(4)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
iBonds Sep 2016 Term Muni Bond
Tax-exempt income	$939,338	$923,656

iBonds Sep 2017 Term Muni Bond
Tax-exempt income	$1,559,992	$1,395,949

iBonds Sep 2018 Term Muni Bond
Tax-exempt income	$863,790	$630,516

iBonds Sep 2019 Term Muni Bond
Tax-exempt income	$743,607	$267,547

iBonds Sep 2020 Term Muni Bond
Tax-exempt income	$640,803	$80,580

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	Qualified Late-Year Losses [a]	Total
iBonds Sep 2016 Term Muni Bond	$94,352	$(119,030)	$164,945	$—	$140,267
iBonds Sep 2017 Term Muni Bond	140,095	(291,716)	970,709	—	819,088
iBonds Sep 2018 Term Muni Bond	85,148	(56,982)	682,932	(1,007)	710,091
iBonds Sep 2019 Term Muni Bond	87,367	(218)	826,165	(1,475)	911,839
iBonds Sep 2020 Term Muni Bond	71,844	(211)	902,187	(2,664)	971,156

[a]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

126	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2016 Term Muni Bond	$119,030
iBonds Sep 2017 Term Muni Bond	291,716
iBonds Sep 2018 Term Muni Bond	56,982
iBonds Sep 2019 Term Muni Bond	218
iBonds Sep 2020 Term Muni Bond	211

For the year ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
iBonds Sep 2016 Term Muni Bond	$12
iBonds Sep 2017 Term Muni Bond	233

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2016 Term Muni Bond	$133,668,715	$170,364	$(5,419)	$164,945
iBonds Sep 2017 Term Muni Bond	177,893,767	985,262	(14,553)	970,709
iBonds Sep 2018 Term Muni Bond	108,183,564	700,244	(17,312)	682,932
iBonds Sep 2019 Term Muni Bond	98,596,981	839,868	(13,703)	826,165
iBonds Sep 2020 Term Muni Bond	78,512,007	913,030	(10,843)	902,187

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	PLANNED FUND LIQUIDATION

The iShares iBonds Sep 2016 Term Muni Bond ETF will be liquidating on or about September 1, 2016, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2016 Index, on or about the same date.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	127

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBonds Sep 2016 Term Muni Bond ETF, iShares iBonds Sep 2017 Term Muni Bond ETF, iShares iBonds Sep 2018 Term Muni Bond ETF, iShares iBonds Sep 2019 Term Muni Bond ETF and iShares iBonds Sep 2020 Term Muni Bond ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

128	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2016:

iShares ETF	Exempt- Interest Dividends
iBonds Sep 2016 Term Muni Bond	100%
iBonds Sep 2017 Term Muni Bond	100
iBonds Sep 2018 Term Muni Bond	100
iBonds Sep 2019 Term Muni Bond	100
iBonds Sep 2020 Term Muni Bond	100

TAX INFORMATION	129

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Sep 2016 Term Muni Bond	$0.186185	$—	$—	$0.186185	100%	—%	—%		100%
iBonds Sep 2017 Term Muni Bond	0.259516	—	—	0.259516	100	—	—		100
iBonds Sep 2018 Term Muni Bond	0.233787	—	—	0.233787	100	—	—		100
iBonds Sep 2019 Term Muni Bond	0.271618	—	—	0.271618	100	—	—		100
iBonds Sep 2020 Term Muni Bond	0.313824	—	0.000975	0.314799	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

130	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBonds Sep 2016 Term Muni Bond ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	67	5.08
Between 0.5% and –0.5%	1,188	90.07
Less than –0.5% and Greater than –1.0%	41	3.11
Less than –1.0% and Greater than –1.5%	11	0.83

	1,319	100.00%

iShares iBonds Sep 2017 Term Muni Bond ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	59	4.47
Between 0.5% and –0.5%	1,216	92.18
Less than –0.5% and Greater than –1.0%	22	1.67
Less than –1.0% and Greater than –1.5%	14	1.06

	1,319	100.00%

SUPPLEMENTAL INFORMATION	131

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBonds Sep 2018 Term Muni Bond ETF

Period Covered: March 19, 2013 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	26	3.40%
Between 0.5% and –0.5%	734	95.95
Less than –0.5% and Greater than –1.0%	1	0.13
Less than –1.0% and Greater than –1.5%	2	0.26
Less than –1.5% and Greater than –2.0%	1	0.13
Less than –2.0%	1	0.13

	765	100.00%

iShares iBonds Sep 2019 Term Muni Bond ETF

Period Covered: February 4, 2014 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	12	2.21%
Between 0.5% and –0.5%	531	97.79

	543	100.00%

iShares iBonds Sep 2020 Term Muni Bond ETF

Period Covered: August 12, 2014 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	13	3.16%
Between 0.5% and –0.5%	399	96.84

	412	100.00%

132	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	133

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

134	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	135

Notes:

136	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	137

Notes:

138	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-308-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 12 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.34% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a decline of 26% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented equities during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized equities.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P 100 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.43%	3.42%	3.58%	3.43%	3.42%	3.58%
5 Years	11.34%	11.34%	11.58%	71.12%	71.08%	72.93%
10 Years	6.79%	6.78%	6.99%	92.92%	92.67%	96.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.00	$1.04	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 ETF

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 3.43%, net of fees, while the total return for the Index was 3.58%.

As represented by the Index, U.S. large-capitalization stocks posted a modest positive return for the reporting period.

Six of the ten sectors in the Index delivered positive contributions to the Index’s return. The information technology sector was the largest contributor to Index performance. The sector’s gains were driven in part by the outsized returns of several of the largest stocks in the sector. However, robust growth in smartphone usage, cloud computing, and online security also helped fuel the positive returns in the information technology sector. Software and services companies led the sector’s advance, while technology hardware and equipment stocks underperformed.

The consumer discretionary sector posted a solid contribution to the Index’s return for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices. Other sector contributors included consumer staples, telecommunication services, and industrials.

At the other end of the spectrum, the financials sector was the largest detractor from the Index’s return for the reporting period. Banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks.

The energy sector produced negative overall returns for the reporting period, as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The healthcare sector was another large detractor from the Index’s performance for the reporting period, reflecting profit taking amid relatively high valuations.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	25.05%
Health Care	14.63
Financials	13.24
Consumer Discretionary	11.97
Consumer Staples	11.54
Industrials	9.61
Energy	6.90
Telecommunication Services	4.06
Utilities	1.67
Materials	1.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	5.32%
Microsoft Corp.	3.84
Exxon Mobil Corp.	3.05
Johnson & Johnson	2.63
General Electric Co.	2.61
Berkshire Hathaway Inc. Class B	2.34
Facebook Inc. Class A	2.30
AT&T Inc.	2.12
Amazon.com Inc.	2.02
Wells Fargo & Co.	1.97

TOTAL	28.20%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 500 GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.36%	3.36%	3.53%	3.36%	3.36%	3.53%
5 Years	12.85%	12.84%	13.06%	83.02%	82.97%	84.71%
10 Years	8.30%	8.29%	8.48%	121.92%	121.83%	125.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,083.60	$0.94	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 GROWTH ETF

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 3.36%, net of fees, while the total return for the Index was 3.53%.

As represented by the Index, large-capitalization U.S. growth stocks posted a modest positive return for the reporting period, outperforming most other capitalization and style segments of the U.S. market.

Half of the sectors in the Index posted positive returns for the reporting period. The information technology sector was the largest contributor to Index performance. The sector’s gains were driven in part by the outsized returns of several of the largest stocks in the sector. However, robust growth in smartphone usage, cloud computing, and online security also helped fuel the positive returns in the information technology sector. Software and services companies led the sector’s advance, while technology hardware and equipment stocks underperformed.

The consumer discretionary sector posted a solid contribution to the Index’s return for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the sector’s relatively stable revenues.

At the other end of the spectrum, the energy sector produced negative overall returns for the reporting period, as oil and gas prices declined by approximately 24% and 38%, respectively. Similarly, the industrials and materials sectors also detracted from performance during the reporting period, as declining commodity prices and weak economic growth weighed on these sectors.

The healthcare sector was another large detractor from the Index’s performance, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit, as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	32.99%
Consumer Discretionary	17.91
Health Care	16.83
Consumer Staples	10.14
Industrials	9.05
Financials	7.85
Materials	2.37
Energy	1.47
Telecommunication Services	1.03
Utilities	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	6.60%
Microsoft Corp.	4.77
Facebook Inc. Class A	2.86
Amazon.com Inc.	2.50
Alphabet Inc. Class A	2.44
Alphabet Inc. Class C	2.42
Home Depot Inc. (The)	1.85
General Electric Co.	1.78
Walt Disney Co. (The)	1.63
Visa Inc. Class A	1.60

TOTAL	28.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P 500 VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.44)%	(0.46)%	(0.32)%	(0.44)%	(0.46)%	(0.32)%
5 Years	9.80%	9.79%	9.99%	59.58%	59.53%	60.97%
10 Years	5.28%	5.27%	5.42%	67.28%	67.12%	69.60%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.80	$0.94	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 VALUE ETF

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -0.44%, net of fees, while the total return for the Index was -0.32%.

As represented by the Index, large-capitalization U.S. value stocks posted a flat return for the reporting period, as larger-capitalization stocks outperformed the broader market, while value stocks lagged.

Half of the sectors in the Index posted negative returns for the reporting period. The financials sector was the largest detractor from the Index’s return for the reporting period. Banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks.

The energy sector also produced negative overall returns for the reporting period. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The healthcare and materials sectors were also detractors for the reporting period. In the healthcare sector, pricing pressure and political scrutiny weighed on the pharmaceuticals industry. Materials stocks declined as an economic slowdown in China dampened demand for commodities.

At the other end of the spectrum, the utilities, telecommunication services, and consumer staples sectors were positive contributors to Index performance for the reporting period. These three sectors tend to be more stable and less economically sensitive, which was attractive to investors amid the uncertain economic outlook. Relatively high dividend yields also aided performance in the utilities and telecom sectors.

The industrials sector produced positive returns for the reporting period despite declining industrial production resulting from slowing global economic growth and a stronger U.S. dollar.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Financials	23.73%
Energy	12.26
Health Care	11.64
Industrials	11.26
Consumer Staples	10.66
Information Technology	8.19
Consumer Discretionary	7.69
Utilities	6.65
Telecommunication Services	4.61
Materials	3.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.94%
Berkshire Hathaway Inc. Class B	3.02
AT&T Inc.	2.74
Wells Fargo & Co.	2.54
Procter & Gamble Co. (The)	2.48
JPMorgan Chase & Co.	2.47
Chevron Corp.	2.04
Johnson & Johnson	1.73
Merck & Co. Inc.	1.67
Bank of America Corp.	1.58

TOTAL	24.21%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.15)%	(4.15)%	(3.97)%	(4.15)%	(4.15)%	(3.97)%
5 Years	9.10%	9.10%	9.30%	54.58%	54.60%	56.01%
10 Years	8.15%	8.14%	8.34%	118.99%	118.74%	122.75%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.00	$1.28	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -4.15%, net of fees, while the total return for the Index was -3.97%.

As represented by the Index, mid-capitalization U.S. growth stocks declined for the reporting period. An uncertain economic environment, relatively flat corporate earnings, elevated valuations, and heightened risk aversion contributed to the Index’s overall decline. Based on the S&P indexes, mid-capitalization stocks underperformed both the large-capitalization and small-capitalization segments of the U.S. equity market. Within the S&P MidCap 400®, growth stocks underperformed value stocks.

Nine of the ten sectors in the Index declined for the reporting period. The information technology sector had the most significant negative impact on Index performance. While software and services stocks benefited from robust growth in smartphone apps, cloud computing, and online security, technology hardware stocks faced weaker demand for PCs. As a result, semiconductor and electronic equipment manufacturers were the most significant detractors in the information technology sector.

The consumer discretionary and healthcare sectors were also meaningful detractors from Index performance. Consumer durables and media companies led the decline in the consumer discretionary sector. In the healthcare sector, the biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

The only sector in the Index to post a positive return for the reporting period was the utilities sector, which tends to be less economically sensitive. The sector’s relatively high dividend yields and stable revenues were attractive to investors amid the uncertain economic outlook. Utilities stocks also benefited from extremely low interest rates, which helped the companies finance a shift toward energy efficiency.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Financials	24.78%
Information Technology	20.52
Consumer Discretionary	15.16
Industrials	14.38
Health Care	13.08
Consumer Staples	5.37
Materials	5.02
Utilities	1.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*

Alaska Air Group Inc.	1.44%
LKQ Corp.	1.37
Acuity Brands Inc.	1.34
Mettler-Toledo International Inc.	1.31
Fortune Brands Home & Security Inc.	1.24
Global Payments Inc.	1.18
ResMed Inc.	1.14
Waste Connections Inc.	1.11
ANSYS Inc.	1.11
Gartner Inc.	1.03

TOTAL	12.27%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.60)%	(3.56)%	(3.45)%	(3.60)%	(3.56)%	(3.45)%
5 Years	9.47%	9.47%	9.67%	57.18%	57.20%	58.67%
10 Years	6.94%	6.95%	7.14%	95.64%	95.88%	99.31%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,086.30	$1.30	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.60%, net of fees, while the total return for the Index was -3.45%.

As represented by the Index, mid-capitalization U.S. value stocks declined for the reporting period. An uncertain economic environment, relatively flat corporate earnings, elevated valuations, and heightened risk aversion contributed to the Index’s overall decline. Based on the S&P indexes, mid-capitalization stocks underperformed both the large-capitalization and small-capitalization segments of the U.S. equity market. Within the S&P MidCap 400®, value stocks outperformed growth stocks.

Seven of the ten sectors in the Index declined for the reporting period. The energy sector detracted the most from Index performance as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The consumer discretionary and information technology sectors were also meaningful detractors from Index performance. Retailing, consumer services, and media companies led the decline in the consumer discretionary sector. In the information technology sector, weakness in semiconductor and communications equipment manufacturers had the most significant negative impact on performance.

The three sectors in the Index with positive returns were utilities, telecommunication services, and financials. The telecom and utilities sectors, which tend to be more stable and less economically sensitive, offered relatively high dividend yields and steady revenues. Telecom stocks also benefited from recent updates to their network technology, while utilities stocks achieved greater energy efficiency. The financials sector, the largest sector weighting in the Index on average, posted a slight gain as positive returns for insurance stocks were offset by declines in diversified financial services stocks.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Financials	25.81%
Industrials	16.65
Information Technology	12.72
Consumer Discretionary	12.13
Utilities	10.16
Materials	9.21
Energy	6.41
Health Care	3.44
Consumer Staples	3.10
Telecommunication Services	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*

Everest Re Group Ltd.	1.10%
Alliant Energy Corp.	1.10
New York Community Bancorp. Inc.	1.01
Alleghany Corp.	1.00
Albemarle Corp.	0.94
Westar Energy Inc.	0.92
UGI Corp.	0.91
Carlisle Companies Inc.	0.83
Reinsurance Group of America Inc.	0.82
HollyFrontier Corp.	0.82

TOTAL	9.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.33)%	(3.38)%	(3.22)%	(3.33)%	(3.38)%	(3.22)%
5 Years	10.59%	10.58%	10.71%	65.39%	65.38%	66.31%
10 Years	7.57%	7.58%	7.68%	107.52%	107.69%	109.64%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.30	$1.28	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.33%, net of fees, while the total return for the Index was -3.22%.

As represented by the Index, small-capitalization U.S. growth stocks declined for the reporting period. An uncertain economic environment, relatively flat corporate earnings, elevated valuations, and heightened risk aversion contributed to the Index’s overall decline. Based on the S&P indexes, small-capitalization stocks underperformed large-capitalization stocks for the reporting period but held up slightly better than the mid-capitalization segment of the U.S. equity market. Within the S&P SmallCap 600®, growth stocks narrowly underperformed value stocks.

Six of the ten sectors in the Index declined for the reporting period. The consumer discretionary sector detracted the most from Index performance as retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices. Retailers and consumer durables led the decline in the consumer discretionary sector.

The energy and materials sectors were also meaningful detractors from Index performance. Energy stocks fell as oil and gas prices declined by 24% and 38%, respectively, reflecting slowing demand for energy and oversupply. Materials stocks declined as an economic slowdown in China — the world’s largest consumer of commodities — dampened demand for commodities, resulting in lower commodity prices.

The positive contributors to Index performance included information technology and consumer staples stocks. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector, particularly among software and services companies. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Financials	23.77%
Health Care	18.86
Information Technology	18.06
Industrials	16.29
Consumer Discretionary	12.99
Materials	2.94
Consumer Staples	2.26
Utilities	1.90
Energy	1.68
Telecommunication Services	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*

Piedmont Natural Gas Co. Inc.	1.52%
Heartland Payment Systems Inc.	1.12
Take-Two Interactive Software Inc.	1.00
Blackbaud Inc.	0.92
Helen of Troy Ltd. (Hong Kong)	0.92
Prestige Brands Holdings Inc.	0.88
Healthcare Services Group Inc.	0.83
Education Realty Trust Inc.	0.82
Cantel Medical Corp.	0.80
RLI Corp.	0.79

TOTAL	9.60%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.22)%	(3.25)%	(3.08)%	(3.22)%	(3.25)%	(3.08)%
5 Years	9.95%	9.95%	10.13%	60.68%	60.72%	62.02%
10 Years	6.12%	6.13%	6.28%	81.18%	81.33%	83.91%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.10	$1.31	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.22%, net of fees, while the total return for the Index was -3.08%.

As represented by the Index, small-capitalization U.S. value stocks declined for the reporting period. An uncertain economic environment, relatively flat corporate earnings, elevated valuations, and heightened risk aversion contributed to the Index’s overall decline. Based on the S&P indexes, small-capitalization stocks underperformed large-capitalization stocks for the reporting period but held up slightly better than the mid-capitalization segment of the U.S. equity market. Within the S&P SmallCap 600®, value stocks narrowly outperformed growth stocks.

The energy sector was the largest detractor from the Index’s return for the reporting period as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The materials and industrials sectors were also meaningful detractors from Index performance. Materials stocks fell as an economic slowdown in China — the world’s largest consumer of commodities — dampened demand for commodities, resulting in lower commodity prices. The industrials sector fell as slowing global economic growth and a stronger U.S. dollar reduced global demand for manufactured goods. The consumer discretionary sector also detracted from the Index’s performance as smaller, niche retailers performed poorly.

On the positive side, the utilities sector contributed the most to Index performance for the reporting period. The sector’s limited economic sensitivity, relatively high dividend yields, and stable revenues were attractive to investors amid the uncertain economic outlook. The financials and information technology sector also contributed positively to Index performance for the reporting period.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*
Financials	21.76%
Industrials	18.76
Consumer Discretionary	16.42
Information Technology	16.08
Utilities	7.00
Materials	6.52
Health Care	5.63
Energy	3.62
Consumer Staples	3.12
Telecommunication Services	1.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/16

Security	Percentage of Total Investments*
Southwest Gas Corp.	1.04%
NorthWestern Corp.	0.99
EMCOR Group Inc.	0.99
Laclede Group Inc. (The)	0.98
ALLETE Inc.	0.86
CACI International Inc. Class A	0.86
GEO Group Inc. (The)	0.85
Avista Corp.	0.85
EnerSys	0.81
Kite Realty Group Trust	0.77

TOTAL	9.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.31%
Boeing Co. (The)	248,625	$31,560,458
General Dynamics Corp.	116,775	15,340,732
Honeywell International Inc.	307,139	34,414,925
Lockheed Martin Corp.	104,890	23,233,135
Raytheon Co.	119,369	14,638,220
United Technologies Corp.	310,559	31,086,956

		150,274,426
AIR FREIGHT & LOGISTICS — 1.01%
FedEx Corp.	102,331	16,651,300
United Parcel Service Inc. Class B	275,544	29,061,626

		45,712,926
AUTOMOBILES — 0.85%
Ford Motor Co.	1,556,478	21,012,453
General Motors Co.	561,116	17,635,876

		38,648,329
BANKS — 6.76%
Bank of America Corp.	4,122,384	55,734,632
Citigroup Inc.	1,177,000	49,139,750
JPMorgan Chase & Co.	1,465,310	86,775,658
U.S. Bancorp.	651,983	26,463,990
Wells Fargo & Co.	1,844,404	89,195,377

		307,309,407
BEVERAGES — 2.89%
Coca-Cola Co. (The)	1,555,655	72,166,836
PepsiCo Inc.	577,063	59,137,416

		131,304,252
BIOTECHNOLOGY — 4.09%
AbbVie Inc.	643,269	36,743,525
Amgen Inc.	300,261	45,018,132
Biogen Inc.[a]	87,300	22,725,936
Celgene Corp.[a]	312,066	31,234,686
Gilead Sciences Inc.	545,700	50,128,002

		185,850,281
CAPITAL MARKETS — 1.60%
Bank of New York Mellon Corp. (The)	429,491	15,818,153
BlackRock Inc.[b]	50,394	17,162,685
Goldman Sachs Group Inc. (The)	156,810	24,616,034
Morgan Stanley	609,898	15,253,549

		72,850,421

Security	Shares	Value
CHEMICALS — 1.32%
Dow Chemical Co. (The)	445,991	$22,683,102
EI du Pont de Nemours & Co.	348,003	22,035,550
Monsanto Co.	175,801	15,424,780

		60,143,432
COMMUNICATIONS EQUIPMENT — 1.26%
Cisco Systems Inc.	2,009,014	57,196,629

		57,196,629
CONSUMER FINANCE — 0.76%
American Express Co.	327,145	20,086,703
Capital One Financial Corp.	210,543	14,592,735

		34,679,438
DIVERSIFIED FINANCIAL SERVICES — 2.33%
Berkshire Hathaway Inc. Class Ba	747,992	106,125,105

		106,125,105
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.05%
AT&T Inc.	2,455,803	96,193,803
Verizon Communications Inc.	1,626,432	87,957,443

		184,151,246
ELECTRIC UTILITIES — 1.67%
Duke Energy Corp.	274,814	22,171,993
Exelon Corp.	367,210	13,168,151
NextEra Energy Inc.	183,876	21,759,886
Southern Co. (The)	364,440	18,852,481

		75,952,511
ELECTRICAL EQUIPMENT — 0.31%
Emerson Electric Co.	256,751	13,962,119

		13,962,119
ENERGY EQUIPMENT & SERVICES — 1.08%
Halliburton Co.	342,535	12,235,350
Schlumberger Ltd.	500,333	36,899,559

		49,134,909
FOOD & STAPLES RETAILING — 3.19%
Costco Wholesale Corp.	175,578	27,667,581
CVS Health Corp.	438,556	45,491,414
Wal-Mart Stores Inc.	626,370	42,900,081
Walgreens Boots Alliance Inc.	344,541	29,024,134

		145,083,210
FOOD PRODUCTS — 0.55%
Mondelez International Inc. Class A	626,346	25,129,002

		25,129,002

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.47%
Abbott Laboratories	588,170	$24,603,151
Medtronic PLC	561,391	42,104,325

		66,707,476
HEALTH CARE PROVIDERS & SERVICES — 1.08%
UnitedHealth Group Inc.	379,548	48,923,737

		48,923,737
HOTELS, RESTAURANTS & LEISURE — 1.77%
McDonald’s Corp.	359,954	45,239,019
Starbucks Corp.	590,112	35,229,686

		80,468,705
HOUSEHOLD PRODUCTS — 2.47%
Colgate-Palmolive Co.	356,414	25,180,649
Procter & Gamble Co. (The)	1,059,010	87,167,113

		112,347,762
INDUSTRIAL CONGLOMERATES — 3.99%
3M Co.	241,552	40,249,810
Danaher Corp.	238,659	22,639,193
General Electric Co.	3,725,143	118,422,296

		181,311,299
INSURANCE — 1.19%
Allstate Corp. (The)	150,889	10,165,392
American International Group Inc.	458,901	24,803,599
MetLife Inc.	437,826	19,238,074

		54,207,065
INTERNET & CATALOG RETAIL — 2.57%
Amazon.com Inc.[a]	154,141	91,504,263
Priceline Group Inc. (The)[a]	19,808	25,531,720

		117,035,983
INTERNET SOFTWARE & SERVICES — 6.20%
Alphabet Inc. Class Aa	116,813	89,116,637
Alphabet Inc. Class Ca	118,641	88,381,613
Facebook Inc. Class Aa	916,228	104,541,615

		282,039,865
IT SERVICES — 4.29%
Accenture PLC Class A	250,685	28,929,049
International Business Machines Corp.	352,928	53,450,946
MasterCard Inc. Class A	391,468	36,993,726
PayPal Holdings Inc.[a]	444,203	17,146,236
Visa Inc. Class A	766,190	58,598,211

		195,118,168

Security	Shares	Value
MACHINERY — 0.39%
Caterpillar Inc.	232,479	$17,793,943

		17,793,943
MEDIA — 3.50%
Comcast Corp. Class A	971,329	59,328,775
Time Warner Inc.	315,457	22,886,406
Twenty-First Century Fox Inc. Class A	446,883	12,459,098
Twenty-First Century Fox Inc. Class B	172,651	4,868,758
Walt Disney Co. (The)	599,276	59,514,100

		159,057,137
MULTILINE RETAIL — 0.44%
Target Corp.	240,426	19,782,251

		19,782,251
OIL, GAS & CONSUMABLE FUELS — 5.81%
California Resources Corp.	29,789	30,683
Chevron Corp.	751,825	71,724,105
ConocoPhillips	493,534	19,874,614
Exxon Mobil Corp.	1,657,946	138,587,706
Kinder Morgan Inc./DE	730,542	13,047,480
Occidental Petroleum Corp.	304,956	20,868,139

		264,132,727
PHARMACEUTICALS — 7.97%
Allergan PLC[a]	157,577	42,235,363
Bristol-Myers Squibb Co.	666,508	42,576,531
Eli Lilly & Co.	388,597	27,982,870
Johnson & Johnson	1,101,646	119,198,097
Merck & Co. Inc.	1,107,985	58,623,487
Pfizer Inc.	2,414,648	71,570,167

		362,186,515
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.56%
Simon Property Group Inc.	123,530	25,655,946

		25,655,946
ROAD & RAIL — 0.59%
Union Pacific Corp.	337,915	26,881,138

		26,881,138
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.52%
Intel Corp.	1,886,004	61,012,229
QUALCOMM Inc.	596,811	30,520,915
Texas Instruments Inc.	401,336	23,044,713

		114,577,857

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2016

Security	Shares	Value
SOFTWARE — 4.97%
Microsoft Corp.	3,157,704	$174,399,992
Oracle Corp.	1,257,966	51,463,389

		225,863,381
SPECIALTY RETAIL — 2.10%
Home Depot Inc. (The)	506,184	67,540,131
Lowe’s Companies Inc.	365,343	27,674,732

		95,214,863
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.76%
Apple Inc.	2,213,616	241,262,008
EMC Corp./MA	777,328	20,715,791

		261,977,799
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
NIKE Inc. Class B	538,925	33,127,720

		33,127,720
TOBACCO — 2.41%
Altria Group Inc.	781,676	48,979,818
Philip Morris International Inc.	618,556	60,686,529

		109,666,347

TOTAL COMMON STOCKS
(Cost: $4,663,829,452)		4,537,585,327

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	3,868,167	$3,868,167

		3,868,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,868,167)		3,868,167

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $4,667,697,619)		4,541,453,494
Other Assets, Less Liabilities — 0.11%		4,783,584

NET ASSETS — 100.00%		$4,546,237,078

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	75	Jun. 2016	Chicago Mercantile	$7,693,125	$269,237

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	931,774	$118,279,392	0.86%
Honeywell International Inc.	598,560	67,068,648	0.49
Other securities[a]		179,621,705	1.31

		364,969,745	2.66
AIR FREIGHT & LOGISTICS
Other securities[a]		74,838,267	0.55

		74,838,267	0.55
AIRLINES
Other securities[a]		42,770,426	0.31

		42,770,426	0.31
AUTO COMPONENTS
Other securities[a]		37,341,655	0.27

		37,341,655	0.27
BANKS
Other securities[a]		9,053,739	0.07

		9,053,739	0.07
BEVERAGES
Coca-Cola Co. (The)	3,031,639	140,637,733	1.03
PepsiCo Inc.	1,189,458	121,895,656	0.89
Other securities[a]		135,449,813	0.98

		397,983,202	2.90
BIOTECHNOLOGY
AbbVie Inc.	1,325,921	75,736,607	0.55
Amgen Inc.	776,451	116,413,298	0.85
Biogen Inc.[b]	327,183	85,172,279	0.62
Celgene Corp.[b]	1,169,539	117,059,158	0.85
Gilead Sciences Inc.	2,045,094	187,862,335	1.37
Other securities[a]		128,821,394	0.94

		711,065,071	5.18
BUILDING PRODUCTS
Other securities[a]		24,847,824	0.18

		24,847,824	0.18
CAPITAL MARKETS
BlackRock Inc.[c]	115,216	39,239,113	0.29
Other securities[a]		138,436,223	1.01

		177,675,336	1.30
CHEMICALS
Other securities[a]		262,490,320	1.91

		262,490,320	1.91

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$71,776,080	0.52%

		71,776,080	0.52
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,086,951	87,885,495	0.64
Other securities[a]		39,614,389	0.29

		127,499,884	0.93
CONSTRUCTION MATERIALS
Other securities[a]		36,396,911	0.27

		36,396,911	0.27
CONSUMER FINANCE
Other securities[a]		15,033,259	0.11

		15,033,259	0.11
CONTAINERS & PACKAGING
Other securities[a]		25,673,220	0.19

		25,673,220	0.19
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		6,155,385	0.04

		6,155,385	0.04
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		137,493,855	1.00

		137,493,855	1.00
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	2,438,138	131,854,503	0.96
Other securities[a]		9,371,415	0.07

		141,225,918	1.03
ELECTRICAL EQUIPMENT
Other securities[a]		28,330,305	0.21

		28,330,305	0.21
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		44,382,856	0.32

		44,382,856	0.32
ENERGY EQUIPMENT & SERVICES
Other securities[a]		19,204,729	0.14

		19,204,729	0.14
FOOD & STAPLES RETAILING
CVS Health Corp.	756,048	78,424,859	0.57
Other securities[a]		133,284,827	0.97

		211,709,686	1.54

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Mondelez International Inc. Class A	2,347,353	$94,175,802	0.69%
Other securities[a]		150,143,672	1.09

		244,319,474	1.78
GAS UTILITIES
Other securities[a]		6,327,569	0.05

		6,327,569	0.05
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,178,193	88,364,475	0.64
Other securities[a]		283,648,546	2.07

		372,013,021	2.71
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	810,776	104,509,027	0.76
Other securities[a]		244,606,811	1.79

		349,115,838	2.55
HEALTH CARE TECHNOLOGY
Other securities[a]		23,979,494	0.17

		23,979,494	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	890,340	111,897,931	0.82
Starbucks Corp.	2,211,556	132,029,893	0.96
Other securities[a]		101,278,421	0.74

		345,206,245	2.52
HOUSEHOLD DURABLES
Other securities[a]		75,302,061	0.55

		75,302,061	0.55
HOUSEHOLD PRODUCTS
Other securities[a]		133,193,360	0.97

		133,193,360	0.97
INDUSTRIAL CONGLOMERATES
3M Co.	525,056	87,490,081	0.64
General Electric Co.	7,678,317	244,093,698	1.78
Other securities[a]		83,639,101	0.61

		415,222,880	3.03
INSURANCE
Other securities[a]		111,666,713	0.81

		111,666,713	0.81
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	577,674	342,930,393	2.50
Netflix Inc.[b,d]	640,502	65,478,519	0.48

Security	Shares	Value	% of Net Assets
Priceline Group Inc. (The)[b,d]	74,238	$95,689,813	0.70%
Other securities[a]		30,430,751	0.22

		534,529,476	3.90
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	437,763	333,969,393	2.43
Alphabet Inc. Class Cb	444,620	331,219,669	2.41
Facebook Inc. Class Ab	3,433,717	391,787,110	2.86
Other securities[a]		66,158,823	0.49

		1,123,134,995	8.19
IT SERVICES
Accenture PLC Class A	939,495	108,417,723	0.79
International Business Machines Corp.	515,842	78,124,271	0.57
MasterCard Inc. Class A	1,467,089	138,639,911	1.01
Visa Inc. Class A	2,871,430	219,606,966	1.60
Other securities[a]		275,981,677	2.01

		820,770,548	5.98
LEISURE PRODUCTS
Other securities[a]		13,467,934	0.10

		13,467,934	0.10
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		122,433,743	0.89

		122,433,743	0.89
MACHINERY
Other securities[a]		79,554,885	0.58

		79,554,885	0.58
MEDIA
Comcast Corp. Class A	2,293,340	140,077,207	1.02
Time Warner Cable Inc.	423,834	86,724,913	0.63
Walt Disney Co. (The)	2,245,883	223,038,641	1.63
Other securities[a]		112,772,052	0.82

		562,612,813	4.10
MULTI-UTILITIES
Other securities[a]		32,615,914	0.24

		32,615,914	0.24
MULTILINE RETAIL
Other securities[a]		48,702,476	0.36

		48,702,476	0.36

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$182,631,909	1.33%

		182,631,909	1.33
PERSONAL PRODUCTS
Other securities[a]		31,314,693	0.23

		31,314,693	0.23
PHARMACEUTICALS
Allergan PLC[b]	590,537	158,281,632	1.15
Bristol-Myers Squibb Co.	1,498,724	95,738,489	0.70
Eli Lilly & Co.	902,945	65,021,069	0.47
Johnson & Johnson	2,023,009	218,889,574	1.60
Pfizer Inc.	4,705,645	139,475,318	1.02
Other securities[a]		48,680,082	0.35

		726,086,164	5.29
PROFESSIONAL SERVICES
Other securities[a]		66,153,683	0.48

		66,153,683	0.48
REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	634,245	64,927,661	0.47
Other securities[a]		546,555,668	3.99

		611,483,329	4.46
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,545,692	0.09

		12,545,692	0.09
ROAD & RAIL
Other securities[a]		46,902,813	0.34

		46,902,813	0.34
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	554,799	85,716,445	0.62
Intel Corp.	2,897,934	93,748,165	0.68
Other securities[a]		248,247,660	1.82

		427,712,270	3.12
SOFTWARE
Adobe Systems Inc.[b,d]	745,612	69,938,406	0.51
Microsoft Corp.	11,833,989	653,591,212	4.76
Oracle Corp.	2,357,226	96,434,116	0.70
salesforce.com inc.[b]	943,586	69,664,954	0.51
Other securities[a]		146,876,145	1.08

		1,036,504,833	7.56

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Home Depot Inc. (The)	1,897,020	$253,119,379	1.85%
Lowe’s Companies Inc.	1,369,196	103,716,597	0.76
TJX Companies Inc. (The)	1,001,762	78,488,053	0.57
Other securities[a]		203,482,026	1.48

		638,806,055	4.66
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	8,295,867	904,166,544	6.59
Other securities[a]		35,113,544	0.26

		939,280,088	6.85
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	2,019,737	124,153,233	0.91
Other securities[a]		66,571,870	0.48

		190,725,103	1.39
TOBACCO
Altria Group Inc.	2,929,486	183,561,593	1.34
Philip Morris International Inc.	1,274,987	125,088,974	0.91
Other securities[a]		62,316,884	0.45

		370,967,451	2.70
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		24,294,705	0.18

		24,294,705	0.18
WATER UTILITIES
Other securities[a]		10,121,061	0.07

		10,121,061	0.07

TOTAL COMMON STOCKS
(Cost: $10,993,039,135)		13,697,616,961	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,e,f]	206,938,429	206,938,429	1.51
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,e,f]	10,511,097	10,511,097	0.08

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,e]	8,582,668	$8,582,668	0.06%

		226,032,194	1.65

TOTAL SHORT-TERM INVESTMENTS
(Cost: $226,032,194)		226,032,194	1.65

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,219,071,329)		13,923,649,155	101.50
Other Assets, Less Liabilities		(206,440,691)	(1.50)

NET ASSETS		$13,717,208,464	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	151	Jun. 2016	Chicago Mercantile	$15,488,825	$542,064

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	851,897	$85,274,890	0.88%
Other securities[a]		133,302,890	1.38

		218,577,780	2.26
AIR FREIGHT & LOGISTICS
Other securities[a]		92,096,544	0.95

		92,096,544	0.95
AIRLINES
Other securities[a]		92,120,995	0.95

		92,120,995	0.95
AUTO COMPONENTS
Other securities[a]		41,950,665	0.43

		41,950,665	0.43
AUTOMOBILES
Ford Motor Co.	4,270,669	57,654,032	0.60
General Motors Co.	1,540,003	48,402,294	0.50
Other securities[a]		10,372,150	0.11

		116,428,476	1.21
BANKS
Bank of America Corp.	11,308,581	152,892,015	1.58
Citigroup Inc.	3,228,742	134,799,978	1.40
JPMorgan Chase & Co.	4,019,730	238,048,411	2.46
PNC Financial Services Group Inc. (The)[b]	549,086	46,436,203	0.48
U.S. Bancorp.	1,788,436	72,592,617	0.75
Wells Fargo & Co.	5,059,687	244,686,463	2.53
Other securities[a]		135,027,776	1.41

		1,024,483,463	10.61
BEVERAGES
Coca-Cola Co. (The)	2,048,323	95,021,704	0.98
PepsiCo Inc.	712,312	72,997,734	0.76
Other securities[a]		12,076,250	0.12

		180,095,688	1.86
BIOTECHNOLOGY
Other securities[a]		106,192,474	1.10

		106,192,474	1.10
CAPITAL MARKETS
BlackRock Inc.[b]	53,795	18,320,963	0.19
Goldman Sachs Group Inc. (The)	430,170	67,528,087	0.70

Security	Shares	Value	% of Net Assets
Other securities[a]		$150,361,639	1.56%

		236,210,689	2.45
CHEMICALS
Dow Chemical Co. (The)	1,223,505	62,227,464	0.64
Other securities[a]		154,899,718	1.61

		217,127,182	2.25
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		36,121,470	0.37

		36,121,470	0.37
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,251,465	92,569,208	0.96
Other securities[a]		12,541,199	0.13

		105,110,407	1.09
CONSTRUCTION & ENGINEERING
Other securities[a]		17,946,412	0.19

		17,946,412	0.19
CONSUMER FINANCE
American Express Co.	897,670	55,116,938	0.57
Other securities[a]		82,854,880	0.86

		137,971,818	1.43
CONTAINERS & PACKAGING
Other securities[a]		41,794,734	0.43

		41,794,734	0.43
DISTRIBUTORS
Other securities[a]		16,309,050	0.17

		16,309,050	0.17
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,312,146	0.02

		2,312,146	0.02
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	2,051,953	291,131,092	3.01
Other securities[a]		26,410,158	0.28

		317,541,250	3.29
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	6,736,917	263,885,039	2.73
Verizon Communications Inc.	2,676,981	144,771,133	1.50
Other securities[a]		36,005,833	0.37

		444,662,005	4.60

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Duke Energy Corp.	753,983	$60,831,348	0.63%
NextEra Energy Inc.	504,494	59,701,820	0.62
Southern Co. (The)	1,000,094	51,734,863	0.54
Other securities[a]		242,551,947	2.50

		414,819,978	4.29
ELECTRICAL EQUIPMENT
Other securities[a]		78,257,317	0.81

		78,257,317	0.81
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		42,537,490	0.44

		42,537,490	0.44
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,372,491	101,221,211	1.05
Other securities[a]		86,082,486	0.89

		187,303,697	1.94
FOOD & STAPLES RETAILING
CVS Health Corp.	649,636	67,386,742	0.70
Wal-Mart Stores Inc.	1,718,257	117,683,422	1.22
Other securities[a]		136,670,955	1.41

		321,741,119	3.33
FOOD PRODUCTS
Kraft Heinz Co. (The)	651,453	51,178,148	0.53
Other securities[a]		105,479,321	1.09

		156,657,469	1.62
GAS UTILITIES
Other securities[a]		3,922,535	0.04

		3,922,535	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	677,861	50,839,575	0.53
Other securities[a]		118,011,193	1.22

		168,850,768	1.75
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[c]	731,934	50,276,547	0.52
UnitedHealth Group Inc.	447,777	57,718,455	0.60
Other securities[a]		169,840,415	1.76

		277,835,417	2.88
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		117,876,613	1.22

		117,876,613	1.22

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$32,676,035	0.34%

		32,676,035	0.34
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	2,905,131	239,121,332	2.48
Other securities[a]		55,693,612	0.57

		294,814,944	3.05
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		13,000,730	0.14

		13,000,730	0.14
INDUSTRIAL CONGLOMERATES
3M Co.	278,456	46,399,123	0.48
General Electric Co.	4,598,458	146,184,980	1.51
Other securities[a]		21,081,497	0.22

		213,665,600	2.21
INSURANCE
American International Group Inc.	1,258,814	68,038,897	0.70
Chubb Ltd.	504,761	60,142,273	0.62
MetLife Inc.	1,201,484	52,793,207	0.55
Other securities[a]		250,269,746	2.59

		431,244,123	4.46
INTERNET SOFTWARE & SERVICES
Other securities[a]		35,069,550	0.36

		35,069,550	0.36
IT SERVICES
International Business Machines Corp.	590,556	89,439,706	0.93
Other securities[a]		48,187,207	0.50

		137,626,913	1.43
LEISURE PRODUCTS
Other securities[a]		12,549,371	0.13

		12,549,371	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		29,914,243	0.31

		29,914,243	0.31
MACHINERY
Caterpillar Inc.	638,035	48,835,199	0.51
Other securities[a]		141,784,173	1.46

		190,619,372	1.97

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A	986,004	$60,225,124	0.62%
Time Warner Inc.	865,449	62,788,325	0.65
Other securities[a]		77,094,517	0.80

		200,107,966	2.07
METALS & MINING
Other securities[a]		59,799,246	0.62

		59,799,246	0.62
MULTI-UTILITIES
Other securities[a]		203,680,713	2.11

		203,680,713	2.11
MULTILINE RETAIL
Target Corp.	659,729	54,282,502	0.56
Other securities[a]		45,648,432	0.47

		99,930,934	1.03
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	2,062,445	196,757,253	2.04
ConocoPhillips	1,354,223	54,534,560	0.56
Exxon Mobil Corp.	4,548,219	380,185,626	3.94
Other securities[a]		363,752,987	3.76

		995,230,426	10.30
PHARMACEUTICALS
Bristol-Myers Squibb Co.	731,746	46,743,935	0.48
Johnson & Johnson	1,541,244	166,762,601	1.73
Merck & Co. Inc.	3,039,455	160,817,564	1.66
Pfizer Inc.	3,179,371	94,236,556	0.98
Other securities[a]		71,041,507	0.74

		539,602,163	5.59
PROFESSIONAL SERVICES
Other securities[a]		11,574,910	0.12

		11,574,910	0.12
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		140,094,395	1.45

		140,094,395	1.45
ROAD & RAIL
Other securities[a]		115,846,994	1.20

		115,846,994	1.20
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,052,395	98,744,978	1.02
QUALCOMM Inc.	1,637,123	83,722,470	0.87

Security	Shares	Value	% of Net Assets
Other securities[a]		$51,308,346	0.53%

		233,775,794	2.42
SOFTWARE
Oracle Corp.	1,725,330	70,583,250	0.73
Other securities[a]		28,660,793	0.30

		99,244,043	1.03
SPECIALTY RETAIL
Other securities[a]		58,220,862	0.60

		58,220,862	0.60
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	2,132,794	56,838,960	0.59
Other securities[a]		79,622,763	0.82

		136,461,723	1.41
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		42,819,169	0.44

		42,819,169	0.44
TOBACCO
Philip Morris International Inc.	763,536	74,910,517	0.78

		74,910,517	0.78
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		18,445,683	0.19

		18,445,683	0.19
WATER UTILITIES
Other securities[a]		6,046,057	0.06

		6,046,057	0.06

TOTAL COMMON STOCKS
(Cost: $8,986,889,313)		9,641,828,127	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,e,f]	52,976,119	52,976,119	0.55
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,e,f]	2,690,835	2,690,835	0.03

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,e]	14,836,172	$14,836,172	0.15%

		70,503,126	0.73

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,503,126)		70,503,126	0.73

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,057,392,439)		9,712,331,253	100.53
Other Assets, Less Liabilities		(51,503,277)	(0.53)

NET ASSETS		$9,660,827,976	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	175	Jun. 2016	Chicago Mercantile	$17,950,625	$490,790

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$47,788,762	0.95%

		47,788,762	0.95
AIRLINES
Alaska Air Group Inc.	879,011	72,096,482	1.44
JetBlue Airways Corp.[b,c]	2,262,960	47,793,715	0.95

		119,890,197	2.39
AUTO COMPONENTS
Other securities[a]		19,813,646	0.39

		19,813,646	0.39
AUTOMOBILES
Other securities[a]		10,065,521	0.20

		10,065,521	0.20
BANKS
Signature Bank/New York NYb	375,445	51,105,573	1.02
SVB Financial Group[b,c]	363,803	37,126,096	0.74
Other securities[a]		166,148,835	3.30

		254,380,504	5.06
BEVERAGES
Other securities[a]		8,651,652	0.17

		8,651,652	0.17
BIOTECHNOLOGY
United Therapeutics Corp.[b,c]	319,676	35,621,497	0.71

		35,621,497	0.71
BUILDING PRODUCTS
AO Smith Corp.	526,355	40,166,150	0.80
Fortune Brands Home & Security Inc.	1,110,647	62,240,658	1.24
Lennox International Inc.	280,415	37,909,304	0.75

		140,316,112	2.79
CAPITAL MARKETS
SEI Investments Co.	968,898	41,711,059	0.83
Other securities[a]		64,255,031	1.28

		105,966,090	2.11
CHEMICALS
Valspar Corp. (The)	302,280	32,350,006	0.64
Other securities[a]		106,407,224	2.12

		138,757,230	2.76

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Waste Connections Inc.	862,613	$55,716,174	1.11%
Other securities[a]		55,022,152	1.09

		110,738,326	2.20
COMMUNICATIONS EQUIPMENT
Other securities[a]		63,725,720	1.27

		63,725,720	1.27
CONSTRUCTION & ENGINEERING
Other securities[a]		6,060,435	0.12

		6,060,435	0.12
CONSTRUCTION MATERIALS
Other securities[a]		24,371,708	0.49

		24,371,708	0.49
CONTAINERS & PACKAGING
Packaging Corp. of America	664,321	40,124,989	0.80
Other securities[a]		28,044,617	0.56

		68,169,606	1.36
DISTRIBUTORS
LKQ Corp.[b]	2,157,962	68,903,727	1.37
Other securities[a]		26,003,328	0.52

		94,907,055	1.89
DIVERSIFIED CONSUMER SERVICES
Service Corp. International/U.S.	1,373,690	33,902,669	0.67

		33,902,669	0.67
DIVERSIFIED FINANCIAL SERVICES
CBOE Holdings Inc.	576,527	37,664,509	0.75
FactSet Research Systems Inc.	290,319	43,992,038	0.88
MarketAxess Holdings Inc.	264,493	33,016,661	0.66
MSCI Inc.	626,627	46,420,528	0.92

		161,093,736	3.21
ELECTRIC UTILITIES
Other securities[a]		12,172,342	0.24

		12,172,342	0.24
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	308,551	67,307,315	1.34
Other securities[a]		16,731,432	0.33

		84,038,747	1.67

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$123,828,831	2.47%

		123,828,831	2.47
FOOD & STAPLES RETAILING
Other securities[a]		51,515,397	1.03

		51,515,397	1.03
FOOD PRODUCTS
WhiteWave Foods Co. (The)[b,c]	1,242,858	50,509,749	1.01
Other securities[a]		134,788,459	2.68

		185,298,208	3.69
GAS UTILITIES
Other securities[a]		49,383,251	0.98

		49,383,251	0.98
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b]	510,735	37,125,327	0.74
IDEXX Laboratories Inc.[b,c]	631,763	49,479,678	0.98
ResMed Inc.[c]	986,969	57,066,548	1.14
STERIS PLC	605,289	43,005,783	0.86
Other securities[a]		135,843,767	2.70

		322,521,103	6.42
HEALTH CARE PROVIDERS & SERVICES
MEDNAX Inc.[b,c]	661,124	42,721,833	0.85
VCA Inc.[b]	569,306	32,843,263	0.65
Other securities[a]		51,425,137	1.03

		126,990,233	2.53
HEALTH CARE TECHNOLOGY
Other securities[a]		7,767,652	0.15

		7,767,652	0.15
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	351,134	46,300,529	0.92
Panera Bread Co. Class Ab,c	162,085	33,199,871	0.66
Other securities[a]		103,244,679	2.06

		182,745,079	3.64
HOUSEHOLD DURABLES
Jarden Corp.[b]	713,904	42,084,641	0.84
NVR Inc.[b,c]	25,712	44,543,469	0.89
Toll Brothers Inc.[b,c]	1,092,886	32,251,066	0.64
Other securities[a]		46,180,016	0.92

		165,059,192	3.29

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[a]		$7,601,215	0.15%

		7,601,215	0.15
INSURANCE
Other securities[a]		122,242,990	2.43

		122,242,990	2.43
INTERNET SOFTWARE & SERVICES
Other securities[a]		34,799,651	0.69

		34,799,651	0.69
IT SERVICES
Broadridge Financial Solutions Inc.	837,534	49,674,141	0.99
Gartner Inc.[b,c]	580,321	51,851,681	1.03
Global Payments Inc.	911,609	59,528,068	1.19
Jack Henry & Associates Inc.	555,820	47,005,697	0.94
Other securities[a]		111,846,640	2.22

		319,906,227	6.37
LEISURE PRODUCTS
Other securities[a]		59,909,640	1.19

		59,909,640	1.19
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[b,c]	190,148	65,555,424	1.31
Other securities[a]		73,535,942	1.46

		139,091,366	2.77
MACHINERY
Toro Co. (The)	383,816	33,054,234	0.66
Other securities[a]		131,340,217	2.61

		164,394,451	3.27
MEDIA
Other securities[a]		63,205,648	1.26

		63,205,648	1.26
METALS & MINING
Other securities[a]		9,445,709	0.19

		9,445,709	0.19
PAPER & FOREST PRODUCTS
Other securities[a]		11,066,248	0.22

		11,066,248	0.22
PERSONAL PRODUCTS
Other securities[a]		16,282,110	0.32

		16,282,110	0.32

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$24,397,072	0.49%

		24,397,072	0.49
PROFESSIONAL SERVICES
Other securities[a]		14,902,205	0.30

		14,902,205	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Lamar Advertising Co. Class A	578,593	35,583,470	0.71
Mid-America Apartment Communities Inc.[c]	372,055	38,027,742	0.76
Regency Centers Corp.	687,918	51,490,662	1.03
Sovran Self Storage Inc.[c]	277,723	32,757,428	0.65
Other securities[a]		383,953,296	7.64

		541,812,598	10.79
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	317,782	37,282,184	0.74
Other securities[a]		11,905,081	0.24

		49,187,265	0.98
ROAD & RAIL
Other securities[a]		16,870,597	0.34

		16,870,597	0.34
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		103,320,139	2.06

		103,320,139	2.06
SOFTWARE
ANSYS Inc.[b,c]	621,646	55,612,451	1.11
Cadence Design Systems Inc.[b]	2,152,131	50,747,249	1.01
CDK Global Inc.	1,094,365	50,942,691	1.01
Fortinet Inc.[b,c]	1,028,200	31,493,766	0.63
Synopsys Inc.[b,c]	704,931	34,146,858	0.68
Ultimate Software Group Inc. (The)[b,c]	203,327	39,343,774	0.78
Other securities[a]		122,068,219	2.43

		384,355,008	7.65
SPECIALTY RETAIL
Foot Locker Inc.[c]	628,847	40,560,632	0.81
Other securities[a]		15,952,714	0.31

		56,513,346	1.12

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Carter’s Inc.	364,735	$38,435,774	0.77%
Other securities[a]		36,124,112	0.71

		74,559,886	1.48
THRIFTS & MORTGAGE FINANCE
Other securities[a]		8,633,931	0.17

		8,633,931	0.17
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		16,393,816	0.33

		16,393,816	0.33
WATER UTILITIES
Other securities[a]		23,431,898	0.47

		23,431,898	0.47

TOTAL COMMON STOCKS
(Cost: $4,508,087,976)		5,017,863,517	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	314,905,885	314,905,885	6.27
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	15,995,126	15,995,126	0.32
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	14,429,822	14,429,822	0.28

		345,330,833	6.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $345,330,833)		345,330,833	6.87

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MID-CAP 400 GROWTH ETF

March 31, 2016

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,853,418,809)	$5,363,194,350	106.76%
Other Assets, Less Liabilities	(339,776,162)	(6.76)

NET ASSETS	$5,023,418,188	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	34	Jun. 2016	Chicago Mercantile	$4,900,080	$228,389

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	332,853	$28,938,240	0.67%
Other securities[a]		89,884,264	2.07

		118,822,504	2.74
AUTO COMPONENTS
Other securities[a]		21,621,297	0.50

		21,621,297	0.50
AUTOMOBILES
Other securities[a]		8,429,310	0.19

		8,429,310	0.19
BANKS
PacWest Bancorp.	647,415	24,051,467	0.55
Other securities[a]		234,123,030	5.41

		258,174,497	5.96
BEVERAGES
Other securities[a]		2,975,000	0.07

		2,975,000	0.07
CAPITAL MARKETS
Other securities[a]		61,779,165	1.43

		61,779,165	1.43
CHEMICALS
Albemarle Corp.[b]	635,098	40,601,815	0.94
Other securities[a]		123,880,315	2.86

		164,482,130	3.80
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		74,131,138	1.71

		74,131,138	1.71
COMMUNICATIONS EQUIPMENT
Other securities[a]		25,827,178	0.60

		25,827,178	0.60
CONSTRUCTION & ENGINEERING
AECOM[b,c]	863,468	26,586,180	0.61
Other securities[a]		34,226,289	0.79

		60,812,469	1.40
CONSUMER FINANCE
Other securities[a]		15,340,485	0.35

		15,340,485	0.35
CONTAINERS & PACKAGING
Bemis Co. Inc.	535,730	27,740,100	0.64
Sonoco Products Co.	571,234	27,744,835	0.64

Security	Shares	Value	% of Net Assets
Other securities[a]		$22,351,895	0.52%

		77,836,830	1.80
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		25,606,320	0.59

		25,606,320	0.59
ELECTRIC UTILITIES
Great Plains Energy Inc.	872,125	28,126,031	0.65
OGE Energy Corp.	1,129,884	32,348,579	0.75
Westar Energy Inc.	801,263	39,750,657	0.92
Other securities[a]		65,289,010	1.50

		165,514,277	3.82
ELECTRICAL EQUIPMENT
Other securities[a]		34,484,922	0.80

		34,484,922	0.80
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b,c]	514,543	33,141,715	0.76
Avnet Inc.	742,700	32,901,610	0.76
Ingram Micro Inc. Class A	839,425	30,143,752	0.70
Jabil Circuit Inc.	1,078,179	20,776,509	0.48
Keysight Technologies Inc.[c]	969,291	26,888,132	0.62
Trimble Navigation Ltd.[c]	837,601	20,772,505	0.48
Other securities[a]		90,345,601	2.08

		254,969,824	5.88
ENERGY EQUIPMENT & SERVICES
Other securities[a]		120,675,772	2.78

		120,675,772	2.78
FOOD & STAPLES RETAILING
Other securities[a]		27,067,603	0.62

		27,067,603	0.62
FOOD PRODUCTS
Ingredion Inc.	227,783	24,324,947	0.56
Other securities[a]		45,733,368	1.06

		70,058,315	1.62
GAS UTILITIES
Atmos Energy Corp.	323,368	24,013,308	0.55
Questar Corp.	990,229	24,557,679	0.57
UGI Corp.	972,643	39,187,787	0.90
Other securities[a]		59,481,122	1.38

		147,239,896	3.40

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	142,388	$21,923,480	0.51%
Other securities[a]		34,275,985	0.79

		56,199,465	1.30
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		62,489,832	1.44

		62,489,832	1.44
HEALTH CARE TECHNOLOGY
Other securities[a]		7,950,822	0.18

		7,950,822	0.18
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		38,172,643	0.88

		38,172,643	0.88
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	596,459	35,161,258	0.81
Other securities[a]		37,630,162	0.87

		72,791,420	1.68
HOUSEHOLD PRODUCTS
Other securities[a]		8,104,188	0.19

		8,104,188	0.19
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		3,283,146	0.08

		3,283,146	0.08
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	363,207	36,139,097	0.83

		36,139,097	0.83
INSURANCE
Alleghany Corp.[c]	87,383	43,359,445	1.00
Arthur J Gallagher & Co.	470,799	20,941,140	0.48
Endurance Specialty Holdings Ltd.	348,359	22,761,777	0.53
Everest Re Group Ltd.	241,558	47,690,796	1.10
First American Financial Corp.	617,236	23,522,864	0.54
Hanover Insurance Group Inc. (The)	242,299	21,860,216	0.50
Reinsurance Group of America Inc.	368,962	35,512,592	0.82
WR Berkley Corp.	554,876	31,184,031	0.72
Other securities[a]		103,562,576	2.39

		350,395,437	8.08

Security	Shares	Value	% of Net Assets
INTERNET & CATALOG RETAIL
Other securities[a]		$9,419,043	0.22%

		9,419,043	0.22
INTERNET SOFTWARE & SERVICES
Other securities[a]		9,827,575	0.23

		9,827,575	0.23
IT SERVICES
Computer Sciences Corp.	781,210	26,865,812	0.62
Other securities[a]		46,440,130	1.07

		73,305,942	1.69
LEISURE PRODUCTS
Other securities[a]		28,232,703	0.65

		28,232,703	0.65
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		16,124,483	0.37

		16,124,483	0.37
MACHINERY
Lincoln Electric Holdings Inc.	364,006	21,319,831	0.49
Other securities[a]		209,180,724	4.83

		230,500,555	5.32
MARINE
Other securities[a]		18,356,376	0.42

		18,356,376	0.42
MEDIA
Other securities[a]		73,770,055	1.70

		73,770,055	1.70
METALS & MINING
Reliance Steel & Aluminum Co.	406,620	28,134,038	0.65
Steel Dynamics Inc.	1,375,927	30,972,117	0.71
Other securities[a]		77,569,086	1.79

		136,675,241	3.15
MULTI-UTILITIES
Alliant Energy Corp.	641,942	47,683,452	1.10
MDU Resources Group Inc.	1,104,883	21,501,023	0.50
Vectren Corp.	468,340	23,679,270	0.55
Other securities[a]		17,418,338	0.39

		110,282,083	2.54

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[a]		$31,843,985	0.73%

		31,843,985	0.73
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	998,717	35,274,684	0.81
Other securities[a]		121,198,328	2.80

		156,473,012	3.61
PAPER & FOREST PRODUCTS
Other securities[a]		19,359,863	0.45

		19,359,863	0.45
PERSONAL PRODUCTS
Other securities[a]		25,872,289	0.60

		25,872,289	0.60
PHARMACEUTICALS
Other securities[a]		5,957,305	0.14

		5,957,305	0.14
PROFESSIONAL SERVICES
ManpowerGroup Inc.	409,033	33,303,467	0.77
Other securities[a]		8,312,039	0.19

		41,615,506	0.96
REAL ESTATE INVESTMENT TRUSTS (REITS)
Corrections Corp. of America	663,397	21,261,874	0.49
Duke Realty Corp.[b]	1,037,309	23,380,945	0.54
Hospitality Properties Trust[b]	847,680	22,514,381	0.52
Liberty Property Trust	827,285	27,680,956	0.64
Senior Housing Properties Trust[b]	1,343,656	24,038,006	0.55
Other securities[a]		263,088,514	6.07

		381,964,676	8.81
ROAD & RAIL
Genesee & Wyoming Inc. Class Ab,c	322,237	20,204,260	0.47
Other securities[a]		35,923,368	0.83

		56,127,628	1.30
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Teradyne Inc.	1,156,159	24,961,473	0.58
Other securities[a]		69,129,557	1.59

		94,091,030	2.17

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$39,649,996	0.92%

		39,649,996	0.92
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	509,689	23,827,961	0.55
Other securities[a]		157,719,351	3.64

		181,547,312	4.19
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
NCR Corp.[c]	700,457	20,964,678	0.48
Other securities[a]		31,632,675	0.73

		52,597,353	1.21
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		33,372,341	0.77

		33,372,341	0.77
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	2,751,672	43,751,585	1.01
Other securities[a]		4,826,873	0.11

		48,578,458	1.12
TRADING COMPANIES & DISTRIBUTORS
MSC Industrial Direct Co. Inc. Class A	272,838	20,820,268	0.48
Other securities[a]		28,526,263	0.66

		49,346,531	1.14
WATER UTILITIES
Other securities[a]		13,058,451	0.30

		13,058,451	0.30
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		16,092,222	0.37

		16,092,222	0.37
TOTAL COMMON STOCKS
(Cost: $4,069,153,398)		4,325,416,996	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	200,799,584	200,799,584	4.63
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	10,199,284	10,199,284	0.24

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	13,126,693	$13,126,693	0.30%

		224,125,561	5.17

TOTAL SHORT-TERM INVESTMENTS
(Cost: $224,125,561)		224,125,561	5.17

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,293,278,959)		4,549,542,557	104.97
Other Assets, Less Liabilities		(215,213,059)	(4.97)

NET ASSETS		$4,334,329,498	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	58	Jun. 2016	Chicago Mercantile	$8,358,960	$263,518

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$20,782,041	0.66%

		20,782,041	0.66
AIR FREIGHT & LOGISTICS
Other securities[a]		9,357,900	0.30

		9,357,900	0.30
AIRLINES
Allegiant Travel Co.	128,251	22,836,373	0.73
Hawaiian Holdings Inc.[b,c]	465,171	21,951,420	0.70

		44,787,793	1.43
AUTO COMPONENTS
Other securities[a]		45,086,551	1.44

		45,086,551	1.44
AUTOMOBILES
Other securities[a]		3,452,720	0.11

		3,452,720	0.11
BANKS
First Financial Bankshares Inc.[c]	646,280	19,116,962	0.61
Home BancShares Inc./AR	597,724	24,476,798	0.78
Pinnacle Financial Partners Inc.	345,544	16,952,389	0.54
Other securities[a]		258,508,038	8.26

		319,054,187	10.19
BIOTECHNOLOGY
Ligand Pharmaceuticals Inc.[b,c]	177,497	19,008,154	0.61
Other securities[a]		51,246,197	1.63

		70,254,351	2.24
BUILDING PRODUCTS
Universal Forest Products Inc.	197,189	16,922,760	0.54
Other securities[a]		75,234,031	2.40

		92,156,791	2.94
CAPITAL MARKETS
Evercore Partners Inc. Class A	385,020	19,924,785	0.64
Other securities[a]		49,029,266	1.56

		68,954,051	2.20

Security	Shares	Value	% of Net Assets
CHEMICALS
Balchem Corp.	308,684	$19,144,582	0.61%
Other securities[a]		17,398,093	0.56

		36,542,675	1.17
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	706,352	26,000,817	0.83
Matthews International Corp. Class A	323,219	16,636,082	0.53
Other securities[a]		42,054,806	1.34

		84,691,705	2.70
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	272,854	20,049,312	0.64
Other securities[a]		26,790,922	0.86

		46,840,234	1.50
CONSTRUCTION & ENGINEERING
Dycom Industries Inc.[b,c]	321,977	20,822,252	0.66
Other securities[a]		11,645,929	0.38

		32,468,181	1.04
CONSTRUCTION MATERIALS
Other securities[a]		22,452,804	0.72

		22,452,804	0.72
CONSUMER FINANCE
Other securities[a]		8,519,573	0.27

		8,519,573	0.27
DISTRIBUTORS
Other securities[a]		9,985,309	0.32

		9,985,309	0.32
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		39,196,730	1.25

		39,196,730	1.25
ELECTRICAL EQUIPMENT
Other securities[a]		20,482,968	0.65

		20,482,968	0.65
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Littelfuse Inc.	150,913	18,578,899	0.59
Other securities[a]		75,391,611	2.41

		93,970,510	3.00
ENERGY EQUIPMENT & SERVICES
Other securities[a]		13,729,146	0.44

		13,729,146	0.44

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
B&G Foods Inc.	607,243	$21,138,129	0.67%
Other securities[a]		34,205,989	1.10

		55,344,118	1.77
GAS UTILITIES
Piedmont Natural Gas Co. Inc.	794,893	47,558,448	1.52

		47,558,448	1.52
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	351,036	25,049,929	0.80
Integra LifeSciences Holdings Corp.[b,c]	282,512	19,030,008	0.61
Masimo Corp.[b]	436,003	18,242,366	0.58
Neogen Corp.[b,c]	366,567	18,456,648	0.59
NuVasive Inc.[b]	486,331	23,660,003	0.76
Other securities[a]		102,051,783	3.25

		206,490,737	6.59
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.[c]	166,247	22,518,156	0.72
Other securities[a]		106,053,909	3.38

		128,572,065	4.10
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	551,664	21,354,913	0.68
Other securities[a]		21,332,756	0.68

		42,687,669	1.36
HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.[b,c]	787,734	16,274,584	0.52
Pinnacle Entertainment Inc.[b]	477,863	16,772,991	0.54
Sonic Corp.[c]	480,885	16,907,917	0.54
Texas Roadhouse Inc.	456,914	19,912,312	0.64
Other securities[a]		56,093,208	1.78

		125,961,012	4.02
HOUSEHOLD DURABLES
Helen of Troy Ltd.[b,c]	276,798	28,701,185	0.92
Other securities[a]		41,018,990	1.31

		69,720,175	2.23
HOUSEHOLD PRODUCTS
Other securities[a]		14,161,947	0.45

		14,161,947	0.45
INSURANCE
RLI Corp.	367,361	24,561,756	0.78
Other securities[a]		57,269,253	1.83

		81,831,009	2.61

Security	Shares	Value	% of Net Assets
INTERNET & CATALOG RETAIL
Other securities[a]		$11,174,003	0.36%

		11,174,003	0.36
INTERNET SOFTWARE & SERVICES
Other securities[a]		45,705,203	1.46

		45,705,203	1.46
IT SERVICES
ExlService Holdings Inc.[b]	324,435	16,805,733	0.54
Heartland Payment Systems Inc.	362,008	34,959,113	1.12
Other securities[a]		49,577,284	1.58

		101,342,130	3.24
LEISURE PRODUCTS
Other securities[a]		18,139,129	0.58

		18,139,129	0.58
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		36,028,440	1.15

		36,028,440	1.15
MACHINERY
John Bean Technologies Corp.	286,227	16,146,065	0.52
Proto Labs Inc.[b,c]	230,847	17,795,995	0.57
Other securities[a]		60,949,434	1.94

		94,891,494	3.03
MARINE
Matson Inc.	425,310	17,084,703	0.55

		17,084,703	0.55
MEDIA
Other securities[a]		9,522,351	0.30

		9,522,351	0.30
METALS & MINING
Other securities[a]		12,859,080	0.41

		12,859,080	0.41
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b]	319,938	19,020,314	0.61
Other securities[a]		19,716,872	0.63

		38,737,186	1.24
PAPER & FOREST PRODUCTS
Other securities[a]		20,054,589	0.64

		20,054,589	0.64

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$1,254,032	0.04%

		1,254,032	0.04
PHARMACEUTICALS
Impax Laboratories Inc.[b,c]	667,977	21,388,624	0.68
Nektar Therapeutics[b,c]	1,330,779	18,298,211	0.58
Prestige Brands Holdings Inc.[b,c]	516,256	27,562,908	0.88
Other securities[a]		38,542,764	1.24

		105,792,507	3.38
PROFESSIONAL SERVICES
On Assignment Inc.[b]	468,734	17,305,659	0.55
Other securities[a]		62,456,823	2.00

		79,762,482	2.55
REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	689,603	24,225,753	0.77
CoreSite Realty Corp.[c]	296,311	20,744,733	0.66
Education Realty Trust Inc.[c]	618,694	25,737,670	0.82
Retail Opportunity Investments Corp.[c]	974,837	19,613,721	0.63
Other securities[a]		132,122,401	4.22

		222,444,278	7.10
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		3,696,620	0.12

		3,696,620	0.12
ROAD & RAIL
Other securities[a]		13,186,220	0.42

		13,186,220	0.42
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cirrus Logic Inc.[b,c]	617,807	22,494,353	0.72
Monolithic Power Systems Inc.	361,974	23,036,025	0.74
Other securities[a]		75,072,338	2.39

		120,602,716	3.85
SOFTWARE
Blackbaud Inc.	459,659	28,907,954	0.92
Take-Two Interactive Software Inc.[b,c]	829,936	31,263,689	1.00
Other securities[a]		59,862,960	1.91

		120,034,603	3.83

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Lithia Motors Inc. Class A	226,849	$19,810,723	0.63%
Monro Muffler Brake Inc.	315,099	22,520,126	0.72
Other securities[a]		35,577,888	1.14

		77,908,737	2.49
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Cray Inc.[b,c]	398,335	16,694,220	0.53
Other securities[a]		19,646,749	0.63

		36,340,969	1.16
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		35,348,874	1.13

		35,348,874	1.13
THRIFTS & MORTGAGE FINANCE
Other securities[a]		38,868,322	1.24

		38,868,322	1.24
WATER UTILITIES
Other securities[a]		11,761,106	0.38

		11,761,106	0.38

TOTAL COMMON STOCKS
(Cost: $2,888,294,173)		3,127,633,174	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%d.e,f	393,616,532	393,616,532	12.57
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	19,993,103	19,993,103	0.64
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,736,067	1,736,067	0.05

		415,345,702	13.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,345,702)		415,345,702	13.26

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,303,639,875)	$3,542,978,876	113.13%
Other Assets, Less Liabilities	(411,284,157)	(13.13)

NET ASSETS	$3,131,694,719	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	26	Jun. 2016	ICE Markets Equity	$2,884,960	$97,370

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa,b	381,860	$17,443,365	0.51%
Other securities[c]		35,962,566	1.05

		53,405,931	1.56
AIR FREIGHT & LOGISTICS
Hub Group Inc. Class Aa	400,476	16,335,416	0.48
Other securities[c]		24,577,100	0.71

		40,912,516	1.19
AIRLINES
Other securities[c]		11,692,911	0.34

		11,692,911	0.34
AUTO COMPONENTS
Other securities[c]		23,081,513	0.67

		23,081,513	0.67
AUTOMOBILES
Other securities[c]		2,908,016	0.08

		2,908,016	0.08
BANKS
Old National Bancorp./IN	1,307,525	15,938,730	0.46
UMB Financial Corp.	480,994	24,833,720	0.72
Wintrust Financial Corp.	553,254	24,531,282	0.71
Other securities[c]		161,131,039	4.70

		226,434,771	6.59
BIOTECHNOLOGY
Other securities[c]		11,458,526	0.33

		11,458,526	0.33
BUILDING PRODUCTS
Other securities[c]		14,710,923	0.43

		14,710,923	0.43
CAPITAL MARKETS
Other securities[c]		34,002,760	0.99

		34,002,760	0.99
CHEMICALS
HB Fuller Co.	571,057	24,241,370	0.71
Other securities[c]		94,870,683	2.76

		119,112,053	3.47
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	638,873	20,641,987	0.60

Security	Shares	Value	% of Net Assets
Brink’s Co. (The)	558,257	$18,751,853	0.55%
Tetra Tech Inc.	669,515	19,964,937	0.58
UniFirst Corp./MA	174,408	19,031,401	0.55
Other securities[c]		44,106,807	1.29

		122,496,985	3.57
COMMUNICATIONS EQUIPMENT
Viavi Solutions Inc.[a]	2,646,161	18,152,664	0.53
Other securities[c]		64,405,321	1.87

		82,557,985	2.40
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	693,223	33,690,638	0.98
Other securities[c]		15,729,431	0.46

		49,420,069	1.44
CONSUMER FINANCE
First Cash Financial Services Inc.[b]	323,273	14,889,955	0.43
Other securities[c]		42,599,495	1.24

		57,489,450	1.67
CONTAINERS & PACKAGING
Other securities[c]		3,297,162	0.10

		3,297,162	0.10
DISTRIBUTORS
Other securities[c]		10,948,745	0.32

		10,948,745	0.32
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		27,632,626	0.80

		27,632,626	0.80
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		33,203,211	0.97

		33,203,211	0.97
ELECTRIC UTILITIES
ALLETE Inc.	527,524	29,578,271	0.86
El Paso Electric Co.	462,397	21,214,774	0.62

		50,793,045	1.48
ELECTRICAL EQUIPMENT
EnerSys	496,280	27,652,721	0.81
Other securities[c]		27,993,432	0.81

		55,646,153	1.62
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a,b]	324,535	16,911,519	0.49
Itron Inc.[a,b]	433,737	18,095,508	0.53
Plexus Corp.[a,b]	382,006	15,096,877	0.44

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Sanmina Corp.[a]	881,531	$20,610,195	0.60%
Other securities[c]		152,677,770	4.44

		223,391,869	6.50
ENERGY EQUIPMENT & SERVICES
Other securities[c]		87,542,298	2.55

		87,542,298	2.55
FOOD & STAPLES RETAILING
Other securities[c]		22,365,028	0.65

		22,365,028	0.65
FOOD PRODUCTS
Darling Ingredients Inc.[a]	1,875,462	24,699,835	0.72
Sanderson Farms Inc.[b]	226,891	20,461,030	0.60
Other securities[c]		8,815,812	0.25

		53,976,677	1.57
GAS UTILITIES
Laclede Group Inc. (The)	496,263	33,621,818	0.98
Northwest Natural Gas Co.	314,014	16,909,654	0.49
South Jersey Industries Inc.	788,895	22,444,063	0.65
Southwest Gas Corp.	542,368	35,714,933	1.04

		108,690,468	3.16
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		54,358,498	1.58

		54,358,498	1.58
HEALTH CARE PROVIDERS & SERVICES
Magellan Health Inc.[a,b]	274,113	18,620,496	0.54
Other securities[c]		74,364,842	2.17

		92,985,338	2.71
HEALTH CARE TECHNOLOGY
Other securities[c]		20,607,975	0.60

		20,607,975	0.60
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.	286,614	19,346,445	0.56
Other securities[c]		64,622,848	1.88

		83,969,293	2.44
HOUSEHOLD DURABLES
Other securities[c]		37,330,427	1.09

		37,330,427	1.09

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[c]		$7,958,068	0.23%

		7,958,068	0.23
INSURANCE
Other securities[c]		103,065,575	3.00

		103,065,575	3.00
INTERNET & CATALOG RETAIL
Other securities[c]		7,077,473	0.21

		7,077,473	0.21
INTERNET SOFTWARE & SERVICES
Other securities[c]		12,256,280	0.36

		12,256,280	0.36
IT SERVICES
CACI International Inc. Class Aa	277,119	29,568,597	0.86
Other securities[c]		31,449,436	0.92

		61,018,033	1.78
LEISURE PRODUCTS
Other securities[c]		5,946,192	0.17

		5,946,192	0.17
MACHINERY
Actuant Corp. Class A	674,197	16,659,408	0.49
Mueller Industries Inc.	652,745	19,203,758	0.56
Other securities[c]		146,900,130	4.27

		182,763,296	5.32
MEDIA
Gannett Co. Inc.	1,325,806	20,072,703	0.58
Other securities[c]		18,831,756	0.55

		38,904,459	1.13
METALS & MINING
Other securities[c]		51,354,958	1.50

		51,354,958	1.50
MULTI-UTILITIES
Avista Corp.	714,104	29,121,161	0.85
NorthWestern Corp.	550,612	34,000,291	0.99

		63,121,452	1.84
MULTILINE RETAIL
Other securities[c]		10,149,852	0.30

		10,149,852	0.30
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		36,669,925	1.07

		36,669,925	1.07

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[c]		$49,912,376	1.45%

		49,912,376	1.45
PERSONAL PRODUCTS
Other securities[c]		7,815,599	0.23

		7,815,599	0.23
PHARMACEUTICALS
Other securities[c]		13,567,745	0.40

		13,567,745	0.40
PROFESSIONAL SERVICES
Other securities[c]		31,035,904	0.90

		31,035,904	0.90
REAL ESTATE INVESTMENT TRUSTS (REITS)
Chesapeake Lodging Trust[b]	687,648	18,195,166	0.53
GEO Group Inc. (The)	842,776	29,219,044	0.85
Kite Realty Group Trust[b]	952,966	26,406,688	0.77
Lexington Realty Trust[b]	2,417,969	20,794,533	0.61
Medical Properties Trust Inc.[b]	1,466,808	19,039,168	0.55
Sabra Health Care REIT Inc.	746,154	14,990,234	0.44
Other securities[c]		127,561,540	3.71

		256,206,373	7.46
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		7,690,994	0.22

		7,690,994	0.22
ROAD & RAIL
Other securities[c]		42,388,434	1.23

		42,388,434	1.23
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[c]		95,213,975	2.77

		95,213,975	2.77
SOFTWARE
Rovi Corp.[a]	943,792	19,357,174	0.56
Other securities[c]		43,056,697	1.26

		62,413,871	1.82
SPECIALTY RETAIL
Children’s Place Inc. (The)	228,016	19,032,496	0.55
Express Inc.[a,b]	820,332	17,563,308	0.51
Five Below Inc.[a,b]	368,379	15,228,788	0.44

Security	Shares	Value	% of Net Assets
Genesco Inc.[a,b]	252,252	$18,225,207	0.53%
Group 1 Automotive Inc.	254,568	14,940,596	0.44
Other securities[c]		146,933,666	4.28

		231,924,061	6.75
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		14,264,357	0.42

		14,264,357	0.42
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	1,140,945	21,016,207	0.61
Other securities[c]		61,984,548	1.81

		83,000,755	2.42
THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.	1,044,567	16,545,941	0.48
Northwest Bancshares Inc.[b]	1,164,881	15,737,543	0.46
Other securities[c]		28,731,971	0.84

		61,015,455	1.78
TOBACCO
Other securities[c]		14,771,793	0.43

		14,771,793	0.43
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	448,336	19,457,782	0.57
Other securities[c]		19,231,653	0.56

		38,689,435	1.13
WATER UTILITIES
Other securities[c]		17,373,972	0.51

		17,373,972	0.51
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		4,147,156	0.12

		4,147,156	0.12

TOTAL COMMON STOCKS
(Cost: $3,443,851,737)		3,428,141,040	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	334,947,190	334,947,190	9.75

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	17,013,091	$17,013,091	0.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	4,985,750	4,985,750	0.14

		356,946,031	10.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 356,946,031)		356,946,031	10.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,800,797,768)		3,785,087,071	110.21
Other Assets, Less Liabilities		(350,616,421)	(10.21)

NET ASSETS		$3,434,470,650	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	40	Jun. 2016	ICE Markets Equity	$4,438,400	$160,882

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,646,069,590	$10,960,358,195	$8,928,242,819
Affiliated (Note 2)	21,628,029	258,713,134	129,149,620

Total cost of investments	$4,667,697,619	$11,219,071,329	$9,057,392,439

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,520,422,642	$13,658,377,848	$9,577,070,961
Affiliated (Note 2)	21,030,852	265,271,307	135,260,292

Total fair value of investments	4,541,453,494	13,923,649,155	9,712,331,253
Cash	—	14	604,049
Cash pledged to broker	392,640	789,340	916,360
Receivables:
Investment securities sold	—	28,057,338	2,689,414
Dividends and interest	5,245,691	12,896,548	14,371,433
Capital shares sold	25,926	—	59,777

Total Assets	4,547,117,751	13,965,392,395	9,730,972,286

LIABILITIES
Payables:
Investment securities purchased	—	28,649,597	13,007,101
Collateral for securities on loan (Note 1)	—	217,449,526	55,666,954
Capital shares redeemed	96,023	9,450	—
Futures variation margin	13,875	27,935	32,375
Investment advisory fees (Note 2)	770,775	2,047,423	1,437,880

Total Liabilities	880,673	248,183,931	70,144,310

NET ASSETS	$4,546,237,078	$13,717,208,464	$9,660,827,976

Net assets consist of:
Paid-in capital	$5,088,218,050	$12,129,340,396	$9,692,624,855
Undistributed net investment income	1,443,615	14,853,556	1,780,474
Accumulated net realized loss	(417,449,699)	(1,132,105,378)	(689,006,957)
Net unrealized appreciation (depreciation)	(125,974,888)	2,705,119,890	655,429,604

NET ASSETS	$4,546,237,078	$13,717,208,464	$9,660,827,976

Shares outstanding[b]	49,750,000	118,300,000	107,450,000

Net asset value per share	$91.38	$115.95	$89.91

[a]	Securities on loan with values of $ —, $213,139,014 and $54,603,837, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,508,087,976	$4,069,153,398	$2,888,294,173
Affiliated (Note 2)	345,330,833	224,125,561	415,345,702

Total cost of investments	$4,853,418,809	$4,293,278,959	$3,303,639,875

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,017,863,517	$4,325,416,996	$3,127,633,174
Affiliated (Note 2)	345,330,833	224,125,561	415,345,702

Total fair value of investments	5,363,194,350	4,549,542,557	3,542,978,876
Cash	—	141,109	—
Cash pledged to broker	251,470	429,510	155,000
Receivables:
Investment securities sold	123,913,607	9,061,524	44,466,522
Dividends and interest	3,191,680	5,598,361	3,291,482
Capital shares sold	69,384	86,717	—
Futures variation margin	1,360	2,320	6,760

Total Assets	5,490,621,851	4,564,862,098	3,590,898,640

LIABILITIES
Payables:
Investment securities purchased	132,665,186	18,670,500	44,948,087
Collateral for securities on loan (Note 1)	330,901,011	210,998,868	413,609,635
Capital shares redeemed	68,834	—	—
Due to custodian	2,542,086	—	—
Investment advisory fees (Note 2)	1,026,546	863,232	646,199

Total Liabilities	467,203,663	230,532,600	459,203,921

NET ASSETS	$5,023,418,188	$4,334,329,498	$3,131,694,719

Net assets consist of:
Paid-in capital	$4,877,410,217	$4,344,139,494	$3,165,760,344
Undistributed net investment income	771,861	—	—
Accumulated net realized loss	(364,767,820)	(266,337,112)	(273,501,996)
Net unrealized appreciation	510,003,930	256,527,116	239,436,371

NET ASSETS	$5,023,418,188	$4,334,329,498	$3,131,694,719

Shares outstanding[b]	30,900,000	34,950,000	25,200,000

Net asset value per share	$162.57	$124.02	$124.27

[a]	Securities on loan with values of $324,033,656, $205,600,102 and $406,403,746, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,443,851,737
Affiliated (Note 2)	356,946,031

Total cost of investments	$3,800,797,768

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,428,141,040
Affiliated (Note 2)	356,946,031

Total fair value of investments	3,785,087,071
Cash	105,417
Cash pledged to broker	238,000
Receivables:
Investment securities sold	1,597,825
Dividends and interest	4,349,872
Capital shares sold	313,830
Futures variation margin	10,400

Total Assets	3,791,702,415

LIABILITIES
Payables:
Investment securities purchased	4,586,849
Collateral for securities on loan (Note 1)	351,960,281
Investment advisory fees (Note 2)	684,635

Total Liabilities	357,231,765

NET ASSETS	$3,434,470,650

Net assets consist of:
Paid-in capital	$3,720,258,180
Accumulated net realized loss	(270,237,715)
Net unrealized depreciation	(15,549,815)

NET ASSETS	$3,434,470,650

Shares outstanding[b]	30,300,000

Net asset value per share	$113.35

[a]	Securities on loan with values of $343,898,384. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$100,247,407	$220,008,871	$226,503,957
Dividends — affiliated (Note 2)	229,431	984,113	1,457,969
Interest — affiliated (Note 2)	5,880	16,721	13,792
Securities lending income — affiliated — net (Note 2)	22,785	370,841	820,703
Payment from affiliate (Note 2)	—	12,169	—

Total investment income	100,505,503	221,392,715	228,796,421

EXPENSES
Investment advisory fees (Note 2)	8,679,231	23,605,956	15,311,872

Total expenses	8,679,231	23,605,956	15,311,872

Net investment income	91,826,272	197,786,759	213,484,549

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(64,097,105)	(247,801,259)	(110,759,033)
Investments — affiliated (Note 2)	(31,303)	(59,079)	(303,869)
In-kind redemptions — unaffiliated	315,089,430	947,641,630	258,979,217
In-kind redemptions — affiliated (Note 2)	34,537	2,854,585	1,172,505
Futures contracts	159,800	(736,984)	732,366

Net realized gain	251,155,359	701,898,893	149,821,186

Net change in unrealized appreciation/depreciation on:
Investments	(195,698,866)	(569,078,189)	(366,740,450)
Futures contracts	171,130	311,224	296,019

Net change in unrealized appreciation/depreciation	(195,527,736)	(568,766,965)	(366,444,431)

Net realized and unrealized gain (loss)	55,627,623	133,131,928	(216,623,245)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,453,895	$330,918,687	$(3,138,696)

a Net of foreign withholding tax of $  —, $20,447 and $  —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$63,404,509	$80,632,621	$43,347,072
Interest — affiliated (Note 2)	6,302	3,498	2,502
Securities lending income — affiliated — net (Note 2)	1,354,783	2,941,365	3,734,901

Total investment income	64,765,594	83,577,484	47,084,475

EXPENSES
Investment advisory fees (Note 2)	13,241,203	10,106,075	8,317,107

Total expenses	13,241,203	10,106,075	8,317,107

Net investment income	51,524,391	73,471,409	38,767,368

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(105,955,696)	(96,159,254)	(202,156,711)
In-kind redemptions — unaffiliated	246,617,883	150,394,029	327,086,841
Futures contracts	(227,152)	(77,191)	(508,423)

Net realized gain	140,435,035	54,157,584	124,421,707

Net change in unrealized appreciation/depreciation on:
Investments	(472,884,017)	(281,510,208)	(325,768,104)
Futures contracts	94,792	132,686	1,953

Net change in unrealized appreciation/depreciation	(472,789,225)	(281,377,522)	(325,766,151)

Net realized and unrealized loss	(332,354,190)	(227,219,938)	(201,344,444)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(280,829,799)	$(153,748,529)	$(162,577,076)

See notes to financial statements.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$52,615,181
Interest — affiliated (Note 2)	3,372
Securities lending income — affiliated — net (Note 2)	2,298,614

Total investment income	54,917,167

EXPENSES
Investment advisory fees (Note 2)	8,160,305

Total expenses	8,160,305

Net investment income	46,756,862

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(94,722,046)
In-kind redemptions — unaffiliated	220,147,968
Futures contracts	(639,735)

Net realized gain	124,786,187

Net change in unrealized appreciation/depreciation on:
Investments	(310,092,470)
Futures contracts	36,318

Net change in unrealized appreciation/depreciation	(310,056,152)

Net realized and unrealized loss	(185,269,965)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(138,513,103)

[a]	Net of foreign withholding tax of $22,978.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$91,826,272	$94,888,572	$197,786,759	$167,246,274
Net realized gain	251,155,359	575,776,999	701,898,893	841,143,472
Net change in unrealized appreciation/depreciation	(195,527,736)	(198,695,065)	(568,766,965)	585,370,150

Net increase in net assets resulting from operations	147,453,895	471,970,506	330,918,687	1,593,759,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(92,440,098)	(93,982,902)	(206,862,042)	(165,902,530)

Total distributions to shareholders	(92,440,098)	(93,982,902)	(206,862,042)	(165,902,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,636,598,950	3,198,959,290	3,014,370,234	2,829,686,625
Cost of shares redeemed	(2,563,260,821)	(3,172,277,197)	(2,218,609,017)	(1,347,390,531)

Net increase in net assets from capital share transactions	73,338,129	26,682,093	795,761,217	1,482,296,094

INCREASE IN NET ASSETS	128,351,926	404,669,697	919,817,862	2,910,153,460

NET ASSETS
Beginning of year	4,417,885,152	4,013,215,455	12,797,390,602	9,887,237,142

End of year	$4,546,237,078	$4,417,885,152	$13,717,208,464	$12,797,390,602

Undistributed net investment income included in net assets at end of year	$1,443,615	$2,057,441	$14,853,556	$1,782,880

SHARES ISSUED AND REDEEMED
Shares sold	29,250,000	36,250,000	26,100,000	25,950,000
Shares redeemed	(28,450,000)	(35,750,000)	(20,100,000)	(12,750,000)

Net increase in shares outstanding	800,000	500,000	6,000,000	13,200,000

See notes to financial statements.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$213,484,549	$185,742,481	$51,524,391	$45,355,387
Net realized gain	149,821,186	670,978,706	140,435,035	423,028,976
Net change in unrealized appreciation/depreciation	(366,444,431)	(164,769,173)	(472,789,225)	121,199,798

Net increase (decrease) in net assets resulting from operations	(3,138,696)	691,952,014	(280,829,799)	589,584,161

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(212,773,665)	(185,585,792)	(57,887,039)	(46,811,372)

Total distributions to shareholders	(212,773,665)	(185,585,792)	(57,887,039)	(46,811,372)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,660,044,413	2,982,024,893	964,385,097	1,003,516,095
Cost of shares redeemed	(916,947,323)	(2,013,653,016)	(908,652,477)	(909,578,767)

Net increase in net assets from capital share transactions	1,743,097,090	968,371,877	55,732,620	93,937,328

INCREASE (DECREASE) IN NET ASSETS	1,527,184,729	1,474,738,099	(282,984,218)	636,710,117

NET ASSETS
Beginning of year	8,133,643,247	6,658,905,148	5,306,402,406	4,669,692,289

End of year	$9,660,827,976	$8,133,643,247	$5,023,418,188	$5,306,402,406

Undistributed net investment income included in net assets at end of year	$1,780,474	$1,069,590	$771,861	$—

SHARES ISSUED AND REDEEMED
Shares sold	30,100,000	32,750,000	5,750,000	6,200,000
Shares redeemed	(10,550,000)	(21,500,000)	(5,800,000)	(5,750,000)

Net increase (decrease) in shares outstanding	19,550,000	11,250,000	(50,000)	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$73,471,409	$66,340,034	$38,767,368	$25,171,901
Net realized gain	54,157,584	485,417,042	124,421,707	193,942,745
Net change in unrealized appreciation/depreciation	(281,377,522)	(139,012,958)	(325,766,151)	77,261,285

Net increase (decrease) in net assets resulting from operations	(153,748,529)	412,744,118	(162,577,076)	296,375,931

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(74,430,423)	(69,557,994)	(41,715,559)	(25,742,736)

Total distributions to shareholders	(74,430,423)	(69,557,994)	(41,715,559)	(25,742,736)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	666,063,518	1,580,088,867	1,043,509,059	705,936,381
Cost of shares redeemed	(427,876,148)	(1,319,430,217)	(1,150,342,255)	(404,885,854)

Net increase (decrease) in net assets from capital share transactions	238,187,370	260,658,650	(106,833,196)	301,050,527

INCREASE (DECREASE) IN NET ASSETS	10,008,418	603,844,774	(311,125,831)	571,683,722

NET ASSETS
Beginning of year	4,324,321,080	3,720,476,306	3,442,820,550	2,871,136,828

End of year	$4,334,329,498	$4,324,321,080	$3,131,694,719	$3,442,820,550

SHARES ISSUED AND REDEEMED
Shares sold	5,600,000	12,550,000	8,200,000	5,750,000
Shares redeemed	(3,650,000)	(10,450,000)	(9,450,000)	(3,450,000)

Net increase (decrease) in shares outstanding	1,950,000	2,100,000	(1,250,000)	2,300,000

See notes to financial statements.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,756,862	$47,699,397
Net realized gain	124,786,187	328,405,491
Net change in unrealized appreciation/depreciation	(310,056,152)	(172,967,546)

Net increase (decrease) in net assets resulting from operations	(138,513,103)	203,137,342

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,375,724)	(50,010,401)

Total distributions to shareholders	(47,375,724)	(50,010,401)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,029,910,872	922,532,459
Cost of shares redeemed	(885,146,492)	(798,395,028)

Net increase in net assets from capital share transactions	144,764,380	124,137,431

INCREASE (DECREASE) IN NET ASSETS	(41,124,447)	277,264,372

NET ASSETS
Beginning of year	3,475,595,097	3,198,330,725

End of year	$3,434,470,650	$3,475,595,097

SHARES ISSUED AND REDEEMED
Shares sold	9,350,000	8,000,000
Shares redeemed	(8,300,000)	(6,950,000)

Net increase in shares outstanding	1,050,000	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$90.25	$82.83	$70.50	$64.12	$59.34

Income from investment operations:
Net investment income[a]	1.91	1.80	1.62	1.46	1.22
Net realized and unrealized gain[b]	1.14	7.39	12.36	6.38	4.78

Total from investment operations	3.05	9.19	13.98	7.84	6.00

Less distributions from:
Net investment income	(1.92)	(1.77)	(1.65)	(1.46)	(1.22)

Total distributions	(1.92)	(1.77)	(1.65)	(1.46)	(1.22)

Net asset value, end of year	$91.38	$90.25	$82.83	$70.50	$64.12

Total return	3.43%	11.13%	20.01%	12.41%	10.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,546,237	$4,417,885	$4,013,215	$4,032,811	$3,638,788
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.12%	2.04%	2.11%	2.25%	2.11%
Portfolio turnover rate[c]	7%	6%	4%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$113.96	$99.77	$82.45	$75.40	$68.67

Income from investment operations:
Net investment income[a]	1.72	1.64	1.45	1.41	1.13
Net realized and unrealized gain[b]	2.06	14.14	17.30	7.08	6.72

Total from investment operations	3.78	15.78	18.75	8.49	7.85

Less distributions from:
Net investment income	(1.79)	(1.59)	(1.43)	(1.44)	(1.12)

Total distributions	(1.79)	(1.59)	(1.43)	(1.44)	(1.12)

Net asset value, end of year	$115.95	$113.96	$99.77	$82.45	$75.40

Total return	3.36%	15.89%	22.87%	11.41%	11.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,717,208	$12,797,391	$9,887,237	$6,889,084	$7,167,163
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.51%	1.51%	1.57%	1.85%	1.66%
Portfolio turnover rate[c]	24%	26%	25%	28%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$92.53	$86.87	$73.87	$64.97	$63.30

Income from investment operations:
Net investment income[a]	2.25	2.09	1.83	1.63	1.37
Net realized and unrealized gain (loss)[b]	(2.70)	5.65	13.00	8.86	1.68

Total from investment operations	(0.45)	7.74	14.83	10.49	3.05

Less distributions from:
Net investment income	(2.17)	(2.08)	(1.83)	(1.59)	(1.38)

Total distributions	(2.17)	(2.08)	(1.83)	(1.59)	(1.38)

Net asset value, end of year	$89.91	$92.53	$86.87	$73.87	$64.97

Total return	(0.44)%	8.93%	20.27%	16.43%	5.08%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,660,828	$8,133,643	$6,658,905	$5,602,665	$4,502,395
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.51%	2.30%	2.28%	2.47%	2.30%
Portfolio turnover rate[c]	25%	25%	26%	35%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$171.45	$153.10	$128.13	$112.48	$110.32

Income from investment operations:
Net investment income[a]	1.57	1.52	1.34	1.08	0.61
Net realized and unrealized gain (loss)[b]	(8.68)	18.40	25.07	15.73	2.26

Total from investment operations	(7.11)	19.92	26.41	16.81	2.87

Less distributions from:
Net investment income	(1.77)	(1.57)	(1.44)	(1.16)	(0.71)

Total distributions	(1.77)	(1.57)	(1.44)	(1.16)	(0.71)

Net asset value, end of year	$162.57	$171.45	$153.10	$128.13	$112.48

Total return	(4.15)%	13.08%	20.72%	15.08%	2.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,023,418	$5,306,402	$4,669,692	$3,677,400	$3,064,944
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.96%	0.97%	0.95%	0.95%	0.58%
Portfolio turnover rate[c]	44%	50%	41%	46%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$131.04	$120.40	$100.86	$85.47	$86.21

Income from investment operations:
Net investment income[a]	2.22	2.01	1.77	1.70	1.31
Net realized and unrealized gain (loss)[b]	(7.00)	10.73	19.56	15.42	(0.67)

Total from investment operations	(4.78)	12.74	21.33	17.12	0.64

Less distributions from:
Net investment income	(2.24)	(2.10)	(1.79)	(1.73)	(1.38)

Total distributions	(2.24)	(2.10)	(1.79)	(1.73)	(1.38)

Net asset value, end of year	$124.02	$131.04	$120.40	$100.86	$85.47

Total return	(3.60)%	10.65%	21.31%	20.35%	0.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,334,329	$4,324,321	$3,720,476	$2,889,589	$2,222,162
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.82%	1.61%	1.62%	1.96%	1.65%
Portfolio turnover rate[c]	33%	42%	34%	38%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$130.16	$118.89	$93.95	$82.58	$79.01

Income from investment operations:
Net investment income[a]	1.46	1.07	0.82	1.08	0.59
Net realized and unrealized gain (loss)[b]	(5.79)	11.27	24.94	11.41	3.61

Total from investment operations	(4.33)	12.34	25.76	12.49	4.20

Less distributions from:
Net investment income	(1.56)	(1.07)	(0.82)	(1.12)	(0.63)

Total distributions	(1.56)	(1.07)	(0.82)	(1.12)	(0.63)

Net asset value, end of year	$124.27	$130.16	$118.89	$93.95	$82.58

Total return	(3.33)%	10.45%	27.49%	15.29%	5.38%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,131,695	$3,442,821	$2,871,137	$1,855,601	$1,659,789
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.17%	0.90%	0.75%	1.30%	0.78%
Portfolio turnover rate[c]	45%	50%	52%	47%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$118.82	$113.42	$90.00	$78.54	$76.20

Income from investment operations:
Net investment income[a]	1.59	1.72	1.40	1.44	1.00
Net realized and unrealized gain (loss)[b]	(5.45)	5.48	23.45	11.58	2.30

Total from investment operations	(3.86)	7.20	24.85	13.02	3.30

Less distributions from:
Net investment income	(1.61)	(1.80)	(1.43)	(1.56)	(0.96)

Total distributions	(1.61)	(1.80)	(1.43)	(1.56)	(0.96)

Net asset value, end of year	$113.35	$118.82	$113.42	$90.00	$78.54

Total return	(3.22)%	6.42%	27.75%	16.86%	4.51%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,434,471	$3,475,595	$3,198,331	$2,205,080	$2,269,819
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.43%	1.51%	1.36%	1.83%	1.40%
Portfolio turnover rate[c]	39%	41%	38%	44%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
S&P 100
Investments:
Assets:
Common Stocks	$4,537,585,327	$—	$—	$4,537,585,327
Money Market Funds	3,868,167	—	—	3,868,167

Total	$4,541,453,494	$—	$—	$4,541,453,494

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$269,237	$—	$—	$269,237

Total	$269,237	$—	$—	$269,237

S&P 500 Growth
Investments:
Assets:
Common Stocks	$13,697,616,961	$—	$—	$13,697,616,961
Money Market Funds	226,032,194	—	—	226,032,194

Total	$13,923,649,155	$—	$—	$13,923,649,155

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$542,064	$—	$—	$542,064

Total	$542,064	$—	$—	$542,064

S&P 500 Value
Investments:
Assets:
Common Stocks	$9,641,828,127	$—	$—	$9,641,828,127
Money Market Funds	70,503,126	—	—	70,503,126

Total	$9,712,331,253	$—	$—	$9,712,331,253

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$490,790	$—	$—	$490,790

Total	$490,790	$—	$—	$490,790

S&P Mid-Cap 400 Growth
Investments:
Assets:
Common Stocks	$5,017,863,517	$—	$—	$5,017,863,517
Money Market Funds	345,330,833	—	—	345,330,833

Total	$5,363,194,350	$—	$—	$5,363,194,350

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$228,389	$—	$—	$228,389

Total	$228,389	$—	$—	$228,389

S&P Mid-Cap 400 Value
Investments:
Assets:
Common Stocks	$4,325,416,996	$—	$—	$4,325,416,996
Money Market Funds	224,125,561	—	—	224,125,561

Total	$4,549,542,557	$—	$—	$4,549,542,557

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$263,518	$—	$—	$263,518

Total	$263,518	$—	$—	$263,518

S&P Small-Cap 600 Growth
Investments:
Assets:
Common Stocks	$3,118,040,193	$—	$9,592,981	$3,127,633,174
Money Market Funds	415,345,702	—	—	415,345,702

Total	$3,533,385,895	$—	$9,592,981	$3,542,978,876

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$97,370	$—	$—	$97,370

Total	$97,370	$—	$—	$97,370

S&P Small-Cap 600 Value
Investments:
Assets:
Common Stocks	$3,421,049,228	$—	$7,091,812	$3,428,141,040
Money Market Funds	356,946,031	—	—	356,946,031

Total	$3,777,995,259	$—	$7,091,812	$3,785,087,071

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$160,882	$—	$—	$160,882

Total	$160,882	$—	$—	$160,882

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P 500 Growth
Barclays Capital Inc.	$1,304,564	$1,304,564	$—
BNP Paribas Prime Brokerage Inc.	2,935,101	2,935,101	—
Citigroup Global Markets Inc.	10,102,401	10,102,401	—
Credit Suisse Securities (USA) LLC	5,250,840	5,250,840	—
Deutsche Bank Securities Inc.	11,538,325	11,538,325	—
Goldman Sachs & Co.	32,000,187	32,000,187	—
HSBC Bank PLC	469,734	469,734	—
JPMorgan Clearing Corp.	76,314,596	76,314,596	—
Merrill Lynch, Pierce, Fenner & Smith	11,958,417	11,958,417	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,010,028	8,010,028	—
National Financial Services LLC	2,155,970	2,155,970	—
Scotia Capital (USA) Inc.	5,107,035	5,107,035	—
State Street Bank & Trust Company	22,601,486	22,601,486	—
UBS Securities LLC	19,115,981	19,115,981	—
Wells Fargo Securities LLC	4,274,349	4,274,349	—

	$213,139,014	$213,139,014	$—

S&P 500 Value
Barclays Capital Inc.	$20,556	$20,556	$—
BNP Paribas Prime Brokerage Inc.	72,891	72,891	—
Citigroup Global Markets Inc.	219,310	219,310	—
Credit Suisse Securities (USA) LLC	11,606	11,550	(56)
Deutsche Bank Securities Inc.	3,264,999	3,264,999	—
Goldman Sachs & Co.	9,819,118	9,819,118	—
HSBC Bank PLC	2,927,018	2,927,018	—
Jefferies LLC	550,088	550,088	—
JPMorgan Clearing Corp.	14,339,832	14,339,832	—
Merrill Lynch, Pierce, Fenner & Smith	2,038,159	2,038,159	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,283,452	13,283,452	—
SG Americas Securities LLC	106,926	106,926	—
State Street Bank & Trust Company	3,721,763	3,721,763	—
UBS Securities LLC	4,818	4,716	(102)
Wells Fargo Securities LLC	4,223,301	4,223,301	—

	$54,603,837	$54,603,679	$(158)

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Mid-Cap 400 Growth
Barclays Capital Inc.	$648,772	$648,772	$—
BNP Paribas Prime Brokerage Inc.	789,990	789,990	—
Citigroup Global Markets Inc.	21,636,672	21,588,808	(47,864)
Credit Suisse Securities (USA) LLC	4,447,383	4,447,383	—
Deutsche Bank Securities Inc.	17,107,281	17,107,281	—
Goldman Sachs & Co.	89,828,694	89,828,694	—
HSBC Bank PLC	4,688,929	4,688,929	—
Jefferies LLC	4,684,996	4,684,996	—
JPMorgan Clearing Corp.	49,064,768	49,064,768	—
Merrill Lynch, Pierce, Fenner & Smith	18,435,312	18,435,312	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	47,245,914	47,245,914	—
National Financial Services LLC	1,249	1,249	—
Scotia Capital (USA) Inc.	4,278,687	4,278,687	—
State Street Bank & Trust Company	40,141,808	40,141,808	—
Timber Hill LLC	110,969	110,969	—
UBS Securities LLC	20,922,232	20,922,232	—

	$324,033,656	$323,985,792	$(47,864)

S&P Mid-Cap 400 Value
Barclays Capital Inc.	$4,537,927	$4,537,927	$—
BNP Paribas Prime Brokerage Inc.	3,312,564	3,310,091	(2,473)
Citigroup Global Markets Inc.	14,262,055	14,262,055	—
Credit Suisse Securities (USA) LLC	9,057,766	9,057,766	—
Deutsche Bank Securities Inc.	21,763,596	21,763,596	—
Goldman Sachs & Co.	49,331,392	49,331,392	—
HSBC Bank PLC	15,003,209	15,003,209	—
JPMorgan Clearing Corp.	28,680,590	28,680,590	—
Merrill Lynch, Pierce, Fenner & Smith	13,855,999	13,855,999	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	23,273,924	23,273,924	—
Scotia Capital (USA) Inc.	751,753	751,753	—
SG Americas Securities LLC	1,470	1,470	—
State Street Bank & Trust Company	15,403,373	15,403,373	—
UBS Securities LLC	6,338,776	6,338,776	—
Wells Fargo Securities LLC	25,708	25,708	—

	$205,600,102	$205,597,629	$(2,473)

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Small-Cap 600 Growth
Barclays Capital Inc.	$10,159,532	$10,159,532	$—
BNP Paribas Prime Brokerage Inc.	9,239,792	9,239,792	—
Citigroup Global Markets Inc.	17,833,856	17,833,856	—
Credit Suisse Securities (USA) LLC	15,714,387	15,714,387	—
Deutsche Bank Securities Inc.	50,858,895	50,858,895	—
Goldman Sachs & Co.	81,710,422	81,710,422	—
Jefferies LLC	2,938,440	2,938,440	—
JPMorgan Clearing Corp.	72,786,058	72,786,058	—
Merrill Lynch, Pierce, Fenner & Smith	26,250,171	26,250,171	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	62,946,829	62,946,829	—
National Financial Services LLC	118,149	118,082	(67)
Scotia Capital (USA) Inc.	5,111,421	5,111,421	—
SG Americas Securities LLC	104,966	104,925	(41)
State Street Bank & Trust Company	16,808,828	16,808,828	—
Timber Hill LLC	106,416	106,416	—
UBS Securities LLC	29,081,563	29,081,563	—
Wells Fargo Securities LLC	4,634,021	4,634,021	—

	$406,403,746	$406,403,638	$(108)

S&P Small-Cap 600 Value
Barclays Capital Inc.	$6,312,459	$6,312,459	$—
BMO Capital Markets	550,222	550,222	—
BNP Paribas Prime Brokerage Inc.	17,514,605	17,514,605	—
Citigroup Global Markets Inc.	17,562,124	17,562,124	—
Credit Suisse Securities (USA) LLC	19,964,760	19,964,760	—
Deutsche Bank Securities Inc.	33,069,172	33,069,172	—
Goldman Sachs & Co.	58,090,418	58,090,418	—
HSBC Bank PLC	2,924,782	2,924,782	—
Jefferies LLC	2,167,279	2,167,279	—
JPMorgan Clearing Corp.	48,597,395	48,597,395	—
Merrill Lynch, Pierce, Fenner & Smith	39,159,079	39,159,079	—
Mizuho Securities USA Inc.	6,099,954	6,099,954	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	36,989,493	36,989,493	—
National Financial Services LLC	7,220,530	7,220,530	—
Scotia Capital (USA) Inc.	619,074	619,074	—
SG Americas Securities LLC	556,426	556,426	—
State Street Bank & Trust Company	7,544,463	7,544,463	—
Timber Hill LLC	54,650	54,650	—
UBS Securities LLC	31,836,134	31,836,134	—
Wells Fargo Securities LLC	7,065,365	7,065,365	—

	$343,898,384	$343,898,384	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.25%	First $5 billion
0.24	Over $5 billion, up to and including $7.5 billion
0.23	Over $7.5 billion, up to and including $10 billion
0.21	Over $10 billion

Prior to July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
S&P 100	$9,224
S&P 500 Growth	197,639
S&P 500 Value	340,200
S&P Mid-Cap 400 Growth	671,217
S&P Mid-Cap 400 Value	1,237,910
S&P Small-Cap 600 Growth	1,614,891
S&P Small-Cap 600 Value	1,010,723

The iShares S&P 500 Growth ETF received a payment from BFA to compensate the Fund for the impact of an incorrect processing of the elections made on a corporate action. The payment is reported in the Fund’s statement of operations under “Payment from affiliate”.

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$50,257,527	$34,503,151
S&P 500 Growth	1,692,055,188	1,983,077,057
S&P 500 Value	1,784,596,983	1,499,463,646
S&P Mid-Cap 400 Growth	1,029,873,071	1,293,317,339
S&P Mid-Cap 400 Value	972,549,694	727,360,924
S&P Small-Cap 600 Growth	573,294,075	1,054,492,370
S&P Small-Cap 600 Value	822,912,959	794,869,665

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 100
BlackRock Inc.	—	66,867	(16,473)	50,394	$17,162,685	$229,431	$3,234

S&P 500 Growth
BlackRock Inc.	107,365	29,281	(21,430)	115,216	$39,239,113	$984,113	$2,795,506

S&P 500 Value
BlackRock Inc.	42,903	17,017	(6,125)	53,795	$18,320,963	$416,927	$(80,464)
PNC Financial Services Group Inc. (The)	489,084	173,891	(113,889)	549,086	46,436,203	1,041,042	949,100

					$64,757,166	$1,457,969	$868,636

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$303,611,369	$305,769,947
S&P 500 Growth	3,333,105,297	3,126,334,063
S&P 500 Value	2,184,486,019	2,120,762,975
S&P Mid-Cap 400 Growth	2,659,437,723	2,333,056,723
S&P Mid-Cap 400 Value	1,465,300,453	1,341,217,285
S&P Small-Cap 600 Growth	1,565,812,057	1,498,056,100
S&P Small-Cap 600 Value	1,379,433,048	1,295,636,516

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$2,629,093,047	$2,552,076,652
S&P 500 Growth	3,003,542,569	2,210,025,416
S&P 500 Value	2,650,325,956	911,521,636
S&P Mid-Cap 400 Growth	952,178,773	899,894,311
S&P Mid-Cap 400 Value	655,904,339	426,728,954
S&P Small-Cap 600 Growth	1,024,170,307	1,125,873,332
S&P Small-Cap 600 Value	1,002,810,701	877,591,259

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$269,237	$542,064	$490,790	$228,389

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$263,518	$97,370	$160,882

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$159,800	$(736,984)	$732,366	$(227,152)

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$171,130	$311,224	$296,019	$94,792

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$(77,191)	$(508,423)	$(639,735)

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$132,686	$1,953	$36,318

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2016:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average value of contracts purchased	$6,527,204	$16,608,119	$17,270,750	$6,328,284

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average value of contracts purchased	$6,463,032	$3,775,774	$3,870,284

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to the characterization of corporate actions, the expiration of capital loss carryforwards, distributions

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$270,795,689	$—	$(270,795,689)
S&P 500 Growth	931,384,251	22,145,959	(953,530,210)
S&P 500 Value	229,466,627	—	(229,466,627)
S&P Mid-Cap 400 Growth	227,952,698	7,134,509	(235,087,207)
S&P Mid-Cap 400 Value	140,908,181	959,014	(141,867,195)
S&P Small-Cap 600 Growth	306,299,628	2,948,191	(309,247,819)
S&P Small-Cap 600 Value	184,789,217	618,862	(185,408,079)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
S&P 100
Ordinary income	$92,440,098	$93,982,902

S&P 500 Growth
Ordinary income	$206,862,042	$165,902,530

S&P 500 Value
Ordinary income	$212,773,665	$185,585,792

S&P Mid-Cap 400 Growth
Ordinary income	$57,887,039	$46,811,372

S&P Mid-Cap 400 Value
Ordinary income	$74,430,423	$69,557,994

S&P Small-Cap 600 Growth
Ordinary income	$41,715,559	$25,742,736

S&P Small-Cap 600 Value
Ordinary income	$47,375,724	$50,010,401

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$1,443,615	$(336,642,852)	$(189,391,368)	$(17,390,367)	$(541,980,972)
S&P 500 Growth	14,853,556	(767,276,318)	2,626,384,156	(286,093,326)	1,587,868,068
S&P 500 Value	1,780,474	(389,205,433)	381,374,383	(25,746,303)	(31,796,879)
S&P Mid-Cap 400 Growth	771,861	(128,724,253)	459,857,178	(185,896,815)	146,007,971
S&P Mid-Cap 400 Value	—	(89,322,808)	115,040,376	(35,527,564)	(9,809,996)
S&P Small-Cap 600 Growth	—	(24,055,745)	190,802,026	(200,811,906)	(34,065,625)
S&P Small-Cap 600 Value	—	(160,582,156)	(118,059,995)	(7,145,379)	(285,787,530)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expirig [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$93,572,170	$120,169,143	$119,632,717	$3,268,822	$336,642,852
S&P 500 Growth	—	—	396,739,539	370,536,779	767,276,318
S&P 500 Value	1,041,682	30,457,793	302,437,779	55,268,179	389,205,433
S&P Mid-Cap 400 Growth	—	—	128,724,253	—	128,724,253
S&P Mid-Cap 400 Value	367,666	—	75,748,059	13,207,083	89,322,808
S&P Small-Cap 600 Growth	6,074,656	—	7,322,106	10,658,983	24,055,745
S&P Small-Cap 600 Value	29,142,594	—	131,439,562	—	160,582,156

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
S&P 500 Growth	$54,879,425
S&P Mid-Cap 400 Growth	53,555,845

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,730,844,862	$205,696,381	$(395,087,749)	$(189,391,368)
S&P 500 Growth	11,297,264,999	2,844,427,736	(218,043,580)	2,626,384,156
S&P 500 Value	9,330,956,870	1,072,348,255	(690,973,872)	381,374,383
S&P Mid-Cap 400 Growth	4,903,337,172	684,231,353	(224,374,175)	459,857,178
S&P Mid-Cap 400 Value	4,434,502,181	565,444,999	(450,404,623)	115,040,376
S&P Small-Cap 600 Growth	3,352,176,850	372,060,380	(181,258,354)	190,802,026
S&P Small-Cap 600 Value	3,903,147,066	353,570,878	(471,630,873)	(118,059,995)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
S&P 100	$99,054,205
S&P 500 Growth	227,811,811
S&P 500 Value	226,070,776
S&P Mid-Cap 400 Growth	49,291,980
S&P Mid-Cap 400 Value	70,634,165
S&P Small-Cap 600 Growth	29,706,304
S&P Small-Cap 600 Value	43,377,026

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
S&P 100	100.00%
S&P 500 Growth	99.63
S&P 500 Value	100.00
S&P Mid-Cap 400 Growth	79.18
S&P Mid-Cap 400 Value	91.92
S&P Small-Cap 600 Growth	67.49
S&P Small-Cap 600 Value	92.05

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$1.918087	$—	$—	$1.918087	100%	—%	—%		100%
S&P 500 Growth	1.769340	—	0.020736	1.790076	99	—	1		100
S&P 500 Value	2.159706	—	0.009338	2.169044	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	1.674090	—	0.092880	1.766970	95	—	5		100
S&P Mid-Cap 400 Value	2.152077	—	0.092796	2.244873	96	—	4		100
S&P Small-Cap 600 Growth	1.469302	—	0.093855	1.563157	94	—	6		100
S&P Small-Cap 600 Value	1.547633	—	0.062002	1.609635	96	—	4		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P 500 Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P 500 Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,316	99.77

	1,319	100.00%

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	87

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	91

Notes:

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-301-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets declined for the 12 months ended March 31, 2016 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -4.34% for the reporting period.

The reporting period was characterized by a continued divergence in economic growth and central bank policy between the U.S. and the rest of the world. The U.S. economy remained one of the strongest economies among developed countries, growing by 2.4% in 2015. In response, the U.S. Federal Reserve Bank (the “Fed”) raised its short-term interest rate target for the first time since June 2006. The Fed’s December 2015 rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In contrast, weaker economic growth in most other regions of the globe led many of the world’s central banks to take more aggressive actions to stimulate economic activity. For example, the European Central Bank initiated quantitative easing at the beginning of the reporting period and expanded these measures in late 2015 and early 2016. Meanwhile, the Bank of Japan supplemented its own quantitative easing program by introducing negative interest rates in early 2016.

Other factors contributed to heightened volatility in the global equity markets during the reporting period. Geopolitical turmoil in the Middle East continued to cast a shadow over global equity markets. Energy and commodity prices fell sharply during the reporting period as slowing economic growth in China — the world’s largest consumer of commodities — dampened demand.

Regionally, U.S. stocks held up the best, posting relatively flat returns for the reporting period. This performance reflected an inconsistent and uncertain economic environment. On the positive side, employment growth was fairly robust, sending the unemployment rate to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. However, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

European equity markets declined by approximately 8% for the reporting period. Economic growth in the euro zone was just 1.6% in 2015, though this represented a measure of improvement over its 1% growth rate in 2014. Ireland, Denmark, and Belgium were among the only European equity markets to post positive returns for the reporting period, while markets in Spain and Italy declined the most.

Equity markets in the Asia/Pacific region fell by approximately 10% as economic growth in the region’s major economies — including China and Japan — slowed markedly. The New Zealand stock market fared the best for the reporting period, while markets in Australia and Singapore underperformed.

Emerging markets stocks were down by about 12% for the reporting period. Emerging economies dependent on commodity exports were adversely affected by declining demand and lower commodity prices, with some falling into recession. The best-performing emerging markets included Hungary, Russia, and Turkey, while markets in Greece, Egypt, and China fell the most.

Currency fluctuations had a slightly positive impact on global equity market performance as the U.S. dollar depreciated against a number of foreign currencies during the reporting period. The U.S. Dollar Index, which measures the dollar against a basket of six major foreign currencies, declined by 4% for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.73)%	(15.37)%	(16.51)%	(16.73)%	(15.37)%	(16.51)%
Since Inception	(5.20)%	(5.08)%	(4.70)%	(20.84)%	(20.40)%	(19.00)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.50	$2.77	$1,000.00	$1,022.30	$2.78	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -16.73%, net of fees, while the total return for the Index was -16.51%.

As represented by the Index, international preferred stocks fell sharply during the reporting period, trailing broader international equity indexes that recorded lesser declines. After peaking in May 2015, the Index began a downturn that continued until late January 2016, when international preferred shares began to rebound. With brief interruptions, the upswing continued for the remainder of the reporting period.

On a geographic basis, Canadian preferred stocks represented the majority of Index holdings on average during the reporting period and detracted notably from Index performance. In particular, Index results were restrained by the popularity in Canada of rate reset preferred shares, a type of preferred stock with dividend yields that reset periodically depending on the movement of interest rates. Accounting for a large portion of the Canadian preferred stock market, rate reset preferred shares were designed to protect shareholders in periods of rising interest rates. Instead, as the resource-dependent Canadian economy suffered amid falling oil prices, interest rates fell during the reporting period, resulting in lower dividends and prices for rate reset preferred shares. A large amount of new share issuance late in the reporting period also adversely impacted Canadian preferred stocks.

On a sector basis, all six economic sectors in the Index declined in the reporting period. The financials sector, which represented the majority of Index holdings on average during the period, was the biggest detractor from performance. The energy sector was also a major detractor from Index results. The consumer staples sector detracted the least.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	63.44%
Energy	21.68
Industrials	6.41
Utilities	5.83
Telecommunication Services	1.60
Consumer Staples	1.04

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/16

Country	Percentage of Total Investments*

Canada	69.40%
United Kingdom	27.83
Singapore	1.54
Sweden	1.23

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.92%	3.03%	3.67%	2.92%	3.03%	3.67%
5 Years	5.95%	6.00%	6.63%	33.53%	33.80%	37.84%
Since Inception	4.25%	4.26%	4.69%	45.56%	45.70%	51.15%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.40	$2.40	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 2.92%, net of fees, while the total return for the Index was 3.67%.

As represented by the Index, U.S. preferred stocks produced modest gains for the reporting period, outpacing broader U.S. equity market indexes.

For much of the first half of the reporting period, U.S. preferred stocks moved in a narrow range, before dipping in August along with the broader stock market amid worries about China’s economic slowdown. After rebounding in fall 2015, U.S. preferred stocks declined in December along with broader equity markets following the Fed’s long-anticipated interest rate hike. Due to their high dividend yields, preferred stocks are traditionally viewed as negatively correlated to Fed rate hikes.

Preferred stocks suffered less than broader equity indexes during the stock market selloff in early 2016. After bottoming out in mid-February along with broad equity markets and crude oil prices, preferred stocks advanced through the end of the reporting period. In the final month of the reporting period, preferred stocks got a boost when the Fed decided not to raise interest rates and seemed to signal fewer rate hikes ahead in 2016 than investors had anticipated.

On a sector basis, financials represented the majority of Index assets on average during the reporting period and made the largest contribution to performance. Within the sector, the banking industry performed notably, benefiting from the Fed’s decision to raise interest rates early in the reporting period. The telecommunication services sector also contributed to Index results. Energy was the worst-performing sector as falling oil prices hurts shares of energy companies.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	78.15%
Consumer Discretionary	6.00
Telecommunication Services	4.04
Utilities	3.56
Health Care	2.80
Energy	1.84
Industrials	1.63
Consumer Staples	1.45
Materials	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Allergan PLC Series A, 5.50%	2.80%
HSBC Holdings PLC Series 2, 8.00%	2.37
Barclays Bank PLC Series 5, 8.13%	1.65
GMAC Capital Trust I Series 2, 6.40%	1.57
Wells Fargo & Co. Series J, 8.00%	1.48
Citigroup Capital XIII, 6.99%	1.44
HSBC Holdings PLC, 8.13%	1.41
Frontier Communications Corp. Series A, 11.13%	1.22
Deutsche Bank Contingent Capital Trust III, 7.60%	1.22
Wells Fargo & Co., 5.85%	1.16

TOTAL	16.32%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 99.30%

CANADA — 68.92%
AltaGas Ltd., 5.25%[a]	12,213	$233,600
Bank of Montreal Series 27, 4.00%[a]	30,483	442,121
Bank of Montreal Series 29, 3.90%[a]	24,423	345,730
Bank of Montreal Series 31, 3.80%[a]	18,318	257,043
Bank of Nova Scotia (The) Series 18, 3.35%[a]	11,445	211,920
Bank of Nova Scotia (The) Series 32, 2.06%[a]	24,951	370,373
BCE Inc. Series AK, 4.15%[a]	38,160	392,383
Brookfield Asset Management Inc., 5.00%[a]	15,264	302,105
Brookfield Asset Management Inc. Series 32, 4.50%[a]	18,318	266,248
Brookfield Asset Management Inc. Series 36, 4.85%	12,213	192,621
Brookfield Asset Management Inc. Series 37, 4.90%	12,213	193,282
Brookfield Asset Management Inc. Series 42, 4.50%[a]	18,318	278,286
Brookfield Office Properties Inc. Series T, 4.60%[a]	15,240	198,652
Brookfield Renewable Energy Partners LP/CA, 5.50%[a]	10,686	195,387
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	24,423	351,584
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	18,318	257,751
Canadian Utilities Ltd. Series DD, 4.50%	13,737	216,763
Canadian Utilities Ltd. Series FF, 4.50%[a]	15,264	301,751
Element Financial Corp. Series G, 6.50%[a]	10,533	191,857
Emera Inc. Series C, 4.10%[a]	15,264	201,915
Enbridge Inc. Series 03, 4.00%[a]	22,982	271,139
Enbridge Inc. Series 07, 4.40%[a]	9,578	122,553
Enbridge Inc. Series 09, 4.40%[a]	10,535	142,943
Enbridge Inc. Series 11, 4.40%[a]	19,153	258,246
Enbridge Inc. Series 13, 4.40%[a]	13,407	181,393
Enbridge Inc. Series 15, 4.40%[a]	10,535	143,024
Enbridge Inc. Series B, 4.00%[a]	19,153	208,196
Enbridge Inc. Series D, 4.00%[a]	17,236	190,023
Enbridge Inc. Series F, 4.00%[a]	19,129	215,921

Security	Shares	Value
Enbridge Inc. Series H, 4.00%[a]	13,407	$146,151
Enbridge Inc. Series N, 4.00%[a]	17,209	210,747
Enbridge Inc. Series P, 4.00%[a]	15,321	180,637
Enbridge Inc. Series R, 4.00%[a]	15,321	183,362
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	14,502	218,071
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	14,043	235,597
Fortis Inc./Canada Series M, 4.10%[a]	36,588	517,372
Husky Energy Inc. Series 3, 4.50%[a]	15,264	197,077
Husky Energy Inc. Series 5, 4.50%[a]	12,213	175,058
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	15,264	228,113
Intact Financial Corp. Series 3, 4.20%[a]	15,264	205,927
Loblaw Companies Ltd. Series B, 5.30%	13,737	255,634
Manulife Financial Corp. Series 15, 3.90%[a]	12,213	164,294
Manulife Financial Corp. Series 17, 3.90%[a]	21,369	309,272
National Bank of Canada Series 30, 4.10%[a]	21,369	303,159
National Bank of Canada Series 32, 3.90%[a]	18,318	246,421
Pembina Pipeline Corp. Series 1, 4.25%[a]	15,264	181,145
Pembina Pipeline Corp. Series 5, 5.00%[a]	15,264	218,318
Pembina Pipeline Corp. Series 7, 4.50%[a]	15,264	210,412
Pembina Pipeline Corp. Series 9, 4.75%[a]	13,737	215,064
Power Financial Corp. Series S, 4.80%	18,318	311,283
Power Financial Corp. Series T, 4.20%[a]	12,213	188,844
Royal Bank of Canada Series AJ, 3.52%[a]	20,727	375,456
Royal Bank of Canada Series AZ, 4.00%[a]	30,483	437,172
Royal Bank of Canada Series BB, 3.90%[a]	30,483	435,993
Sun Life Financial Inc. Series 4, 4.45%	18,318	291,032
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	30,483	438,114

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	30,486	$436,979
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	30,528	439,705
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	21,369	330,419
Toronto-Dominion Bank (The) Series 9, 3.70%[a]	12,213	193,943
TransCanada Corp. Series 01, 3.27%[a]	14,498	167,908
TransCanada Corp. Series 05, 2.26%[a]	21,369	192,138
TransCanada Corp. Series 07, 4.00%[a]	36,588	486,539
TransCanada Corp. Series 09, 4.25%[a]	27,474	380,849
TransCanada Corp. Series 11, 3.80%[a]	15,264	218,082

		17,061,097
SINGAPORE — 1.53%
City Developments Ltd., 0.00%[a,b]	504,464	378,366

		378,366
SWEDEN — 1.22%
Sagax AB, 0.00%	76,282	303,935

		303,935
UNITED KINGDOM — 27.63%
Aviva PLC, 8.38%	152,629	290,122
Aviva PLC, 8.75%	152,629	307,123
Balfour Beatty PLC, 9.68%[b]	170,944	281,938
Doric Nimrod Air Three Ltd., 0.00%	335,783	482,621
Doric Nimrod Air Two Ltd., 0.00%	263,665	811,934
Ecclesiastical Insurance Group PLC, 8.63%	162,472	317,005
General Accident PLC, 7.88%	167,893	300,434
General Accident PLC, 8.88%	213,681	430,741
Lloyds Banking Group PLC, 6.48%	157,820	241,579
Lloyds Banking Group PLC, 9.25%	512,974	1,030,373
Lloyds Banking Group PLC, 9.75%	135,988	284,877
National Westminster Bank PLC Series A, 9.00%	213,681	410,010
Raven Russia Ltd., 12.00%	219,925	406,186
RSA Insurance Group PLC, 7.38%	190,786	320,834
Santander UK PLC, 10.38%	207,706	453,774
Standard Chartered PLC, 7.38%	146,577	220,419
Standard Chartered PLC, 8.25%	151,485	251,205

		6,841,175

TOTAL PREFERRED STOCKS
(Cost: $34,808,846)		24,584,573

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,357	$1,357

		1,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,357)		1,357

TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $34,810,203)		24,585,930
Other Assets, Less Liabilities — 0.69%		169,622

NET ASSETS — 100.00%		$24,755,552

[a]	Variable rate security. Rate shown is as of report date.
[b]	Convertible preferred stock.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 98.29%

AUTOMOBILES — 5.69%
BAC Capital Trust VIII, 6.00%[a]	1,936,668	$49,694,902
Countrywide Capital IV, 6.75%	1,842,824	46,789,301
Countrywide Capital V, 7.00%	5,428,566	139,785,575
Deutsche Bank Contingent Capital Trust II, 6.55%	2,974,267	71,977,261
Deutsche Bank Contingent Capital Trust III, 7.60%	6,971,947	174,054,657
Deutsche Bank Contingent Capital Trust V, 8.05%	4,792,141	121,193,246
GMAC Capital Trust I Series 2, 6.40%[b]	9,177,651	224,944,226

		828,439,168
BANKS — 36.15%
Banc of California Inc. Series D, 7.38%	473,415	12,261,448
Bank of America Corp., 6.20%	584,872	15,235,916
Bank of America Corp. Series 3, 6.38%[a]	2,423,054	62,999,404
Bank of America Corp. Series 4, 4.00%[a,b]	854,211	19,313,711
Bank of America Corp. Series 5, 4.00%[b]	802,409	17,155,504
Bank of America Corp. Series D, 6.20%[a]	1,279,429	33,252,360
Bank of America Corp. Series H, 3.00%[b]	703,625	12,890,410
Bank of America Corp. Series I, 6.63%	664,670	17,607,108
Bank of America Corp. Series W, 6.63%	2,156,000	57,759,240
Bank of America Corp. Series Y, 6.50%	2,432,648	64,392,193
Barclays Bank PLC Series 2, 6.63%	2,684,158	68,284,980
Barclays Bank PLC Series 3, 7.10%	4,705,770	120,185,366
Barclays Bank PLC Series 4, 7.75%	3,954,307	102,614,267
Barclays Bank PLC Series 5, 8.13%	9,010,479	235,714,131
BB&T Corp., 5.85%	2,302,506	60,233,557
BB&T Corp. Series E, 5.63%	4,210,614	107,875,931

Security	Shares	Value
BB&T Corp. Series F, 5.20%[a]	1,938,711	$48,855,517
BB&T Corp. Series G, 5.20%[a]	2,011,445	51,010,245
Citigroup Inc. Series C, 5.80%[a]	2,527,118	65,174,373
Citigroup Inc. Series J, 7.13%[b]	3,755,541	102,638,936
Citigroup Inc. Series K, 6.88%[a,b]	5,603,809	153,320,214
Citigroup Inc. Series L, 6.88%	960,520	26,078,118
Commerce Bancshares Inc./MO Series B, 6.00%[a]	775,877	20,560,740
Cullen/Frost Bankers Inc., 5.38%[a]	763,128	19,116,356
Fifth Third Bancorp. Series I, 6.63%[a,b]	1,822,106	52,986,842
First Niagara Financial Group Inc. Series B, 8.63%[b]	1,337,794	35,638,832
First Republic Bank/CA, 5.50%[a]	904,789	22,728,300
First Republic Bank/CA, 5.63%[a]	727,200	18,339,984
First Republic Bank/CA, 5.70%	365,745	9,454,508
First Republic Bank/CA, 7.00%[a]	719,904	19,984,535
First Republic Bank/CA Series A, 6.70%	885,253	23,060,841
First Republic Bank/CA Series B, 6.20%	731,122	19,009,172
HSBC Holdings PLC, 8.13%	7,510,811	201,965,708
HSBC Holdings PLC Series 2, 8.00%	12,965,671	339,700,580
HSBC Holdings PLC Series A, 6.20%[a]	4,985,281	127,673,046
HSBC USA Inc. Series F, 3.50%[a,b]	1,887,667	43,114,314
HSBC USA Inc. Series G, 4.00%[b]	1,397,393	32,950,527
ING Groep NV, 6.13%	2,462,373	62,568,898
ING Groep NV, 6.20%	1,789,436	45,523,252
ING Groep NV, 6.38%	3,649,851	93,910,666
ING Groep NV, 7.05%	2,793,269	73,295,379
ING Groep NV, 7.20%	3,809,428	99,616,542
JPMorgan Chase & Co. Series AA, 6.10%	3,099,412	80,987,636
JPMorgan Chase & Co. Series BB, 6.15%	2,254,000	58,806,860
JPMorgan Chase & Co. Series O, 5.50%[a]	2,441,300	62,253,150
JPMorgan Chase & Co. Series P, 5.45%[a]	2,118,785	54,029,017

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
JPMorgan Chase & Co. Series T, 6.70%[a]	1,851,346	$51,282,284
JPMorgan Chase & Co. Series W, 6.30%[a]	1,724,800	45,431,232
JPMorgan Chase & Co. Series Y, 6.13%	2,797,106	73,256,206
National Westminster Bank PLC Series C, 7.76%[a]	935,217	24,166,007
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,b,c]	5,328,103	155,154,359
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,882,951	48,504,818
RBS Capital Funding Trust VII Series G, 6.08%	6,199,013	149,520,194
Regions Financial Corp. Series A, 6.38%	2,001,815	51,947,099
Regions Financial Corp. Series B, 6.38%[a,b]	1,945,255	52,638,600
Royal Bank of Scotland Group PLC Series H, 7.25%	865,045	22,309,511
Royal Bank of Scotland Group PLC Series L, 5.75%[a]	2,605,451	63,051,914
Royal Bank of Scotland Group PLC Series R, 6.13%	914,028	22,338,844
Royal Bank of Scotland Group PLC Series S, 6.60%	2,316,013	57,645,564
Royal Bank of Scotland Group PLC Series T, 7.25%	4,398,491	111,941,596
Santander Finance Preferred SAU Series 6, 4.00%[b]	819,312	16,500,944
SunTrust Banks Inc. Series E, 5.88%[a]	1,762,676	45,477,041
Texas Capital Bancshares Inc. Series A, 6.50%	716,604	16,847,360
U.S. Bancorp. Series B, 3.50%[a,b]	3,569,878	78,573,015
U.S. Bancorp. Series F, 6.50%[b]	3,973,400	116,897,428
U.S. Bancorp. Series G, 6.00%[b]	3,948,794	103,892,770
U.S. Bancorp. Series H, 5.15%[a]	2,046,002	52,684,551
UBS Preferred Funding Trust IV Series D, 1.14%[a,b]	1,159,007	19,668,349
Wells Fargo & Co., 5.20%	2,886,506	73,952,284
Wells Fargo & Co., 5.70%	1,000,000	25,900,000
Wells Fargo & Co., 5.85%[b]	6,287,314	165,733,597
Wells Fargo & Co., 6.63%[b]	3,174,398	93,105,093

Security	Shares	Value
Wells Fargo & Co. Series J, 8.00%	7,555,797	$211,940,106
Wells Fargo & Co. Series O, 5.13%[a]	2,535,762	64,611,216
Wells Fargo & Co. Series P, 5.25%	2,479,625	63,850,344
Wells Fargo & Co. Series T, 6.00%[a]	1,568,000	41,489,280
Wells Fargo & Co. Series V, 6.00%[a]	2,088,619	54,972,452
Wintrust Financial Corp. Series D, 6.50%[a,b]	555,667	15,247,502

		5,262,660,174
CAPITAL MARKETS — 11.45%
Affiliated Managers Group Inc., 6.38%[a]	838,793	22,018,316
Allied Capital Corp., 6.88%	852,689	21,700,935
Apollo Investment Corp., 6.63%	671,094	16,810,905
Bank of New York Mellon Corp. (The), 5.20%	2,217,728	56,884,723
Charles Schwab Corp., 0.00%	418,387	10,898,981
Charles Schwab Corp. (The) Series B, 6.00%	966,430	25,475,095
Charles Schwab Corp. (The) Series C, 6.00%	1,226,904	32,365,727
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	43,901,004
Goldman Sachs Group Inc. (The), 6.50%[a]	2,137,323	55,805,503
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	28,431,401
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	36,309,780
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	54,461,486
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	4,434,730	110,868,250
Goldman Sachs Group Inc. (The) Series K, 6.38%[a,b]	1,628,856	45,314,774
KKR Financial Holdings LLC, 8.38%	1,054,147	27,555,403
KKR Financial Holdings LLC Series A, 7.38%	1,452,723	39,078,249
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,310,883	31,474,301

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
Merrill Lynch Capital Trust I Series K, 6.45%[a,b]	3,820,039	$98,748,008
Merrill Lynch Capital Trust II, 6.45%[b]	3,452,131	89,030,458
Merrill Lynch Capital Trust III, 7.38%[a,b]	2,723,181	71,211,183
Morgan Stanley, 6.88%[b]	1,666,000	45,215,240
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	39,942,251
Morgan Stanley Series E, 7.13%[b]	1,690,500	48,094,725
Morgan Stanley Series G, 6.63%	1,163,952	31,042,600
Morgan Stanley Series I, 6.38%[b]	1,960,000	51,097,200
Morgan Stanley Capital Trust III, 6.25%	3,238,783	83,139,560
Morgan Stanley Capital Trust IV, 6.25%	2,301,508	58,872,575
Morgan Stanley Capital Trust V, 5.75%	1,924,652	48,943,900
Morgan Stanley Capital Trust VIII Series VIII, 6.45%	3,067,838	78,567,331
Northern Trust Corp. Series C, 5.85%	784,000	21,128,800
Raymond James Financial Inc., 6.90%	1,356,880	35,577,394
State Street Corp., 6.00%	2,880,721	76,511,950
State Street Corp. Series C, 5.25%[a]	2,017,241	52,145,680
State Street Corp. Series D, 5.90%[b]	2,857,547	78,039,609

		1,666,663,297
COMMERCIAL SERVICES & SUPPLIES — 0.73%
Pitney Bowes Inc., 6.70%[a]	1,551,747	41,726,477
Stericycle Inc., 5.25%[d]	689,844	64,121,000

		105,847,477
CONSUMER FINANCE — 3.11%
Ally Financial Inc. Series A, 8.50%[b]	2,671,171	68,008,014
Capital One Financial Corp. Series B, 6.00%	3,348,693	86,362,793
Capital One Financial Corp. Series C, 6.25%[a]	2,086,766	54,902,813
Capital One Financial Corp. Series D, 6.70%	2,098,343	56,990,996

Security	Shares	Value
Capital One Financial Corp. Series F, 6.20%	2,092,530	$54,405,780
Discover Financial Services Series B, 6.50%	2,129,293	56,745,658
HSBC Finance Corp. Series B, 6.36%	2,119,013	53,144,846
Navient Corp., 6.00%	1,135,400	22,106,238

		452,667,138
DIVERSIFIED FINANCIAL SERVICES — 3.24%
Citigroup Capital XIII, 6.99%[b]	7,815,823	205,477,987
General Electric Co., 4.88%	2,330,624	61,551,780
General Electric Co., 4.88%	2,969,468	77,978,230
RBS Capital Funding Trust V Series E, 5.90%	4,446,887	107,303,383
RBS Capital Funding Trust VI Series F, 6.25%[a]	782,749	18,926,871

		471,238,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.56%
Frontier Communications Corp. Series A, 11.13%[d]	1,672,929	174,653,788
Qwest Corp., 7.00%[a]	1,882,512	48,004,056
Qwest Corp., 7.00%	1,458,784	37,169,816
Qwest Corp., 7.38%	2,341,618	59,781,507
Qwest Corp., 7.50%	2,067,399	53,090,806

		372,699,973
ELECTRIC UTILITIES — 3.32%
Duke Energy Corp., 5.13%	1,822,092	47,410,834
Entergy Arkansas Inc., 4.90%[a]	793,997	20,008,724
Entergy Arkansas Inc., 5.75%[a]	866,199	21,966,807
Entergy Louisiana LLC, 5.25%	779,962	20,099,621
FPL Group Capital Trust I, 5.88%	1,115,256	29,030,114
NextEra Energy Capital Holdings Inc., 5.00%[a]	1,653,452	42,047,284
NextEra Energy Capital Holdings Inc. Series G, 5.70%[a]	1,464,264	37,983,008
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,310,550	33,550,080
NextEra Energy Capital Holdings Inc. Series I, 5.13%[a]	1,826,601	46,523,528
PPL Capital Funding Inc. Series B, 5.90%	1,699,797	45,095,614
SCE Trust I, 5.63%[a]	1,731,553	44,171,917
SCE Trust II, 5.10%[a]	1,478,707	37,440,861
SCE Trust III, 5.75%[a,b]	1,033,687	27,785,507

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
SCE Trust IV Series J, 5.38%[b]	1,144,543	$29,792,454

		482,906,353
FOOD PRODUCTS — 1.42%
CHS Inc., 6.75%[b]	1,800,655	47,843,403
CHS Inc., 8.00%[a]	1,141,240	35,264,316
CHS Inc. Series 1, 7.88%	1,057,899	30,287,649
CHS Inc. Series 2, 7.10%[b]	1,565,625	43,352,156
CHS Inc. Series 4, 7.50%	1,798,138	50,042,181

		206,789,705
INSURANCE — 9.07%
Aegon NV, 6.38%	3,458,411	87,809,055
Aegon NV, 6.50%[a]	1,775,299	46,637,105
Aegon NV, 8.00%	1,877,235	50,666,573
Aegon NV Series 1, 4.00%[b]	940,319	21,223,000
Aflac Inc., 5.50%	1,929,392	49,759,020
Allstate Corp. (The), 5.10%[b]	1,804,830	47,051,918
Allstate Corp. (The), 5.63%[a]	1,075,304	28,076,187
Allstate Corp. (The) Series C, 6.75%	1,403,159	38,937,662
Allstate Corp. (The) Series E, 6.63%	2,614,723	71,774,146
Allstate Corp. (The) Series F, 6.25%	952,518	25,470,331
American Financial Group Inc./OH, 6.38%	880,595	23,291,738
AmTrust Financial Services Inc. Series D, 7.50%	702,020	17,810,247
Arch Capital Group Ltd. Series C, 6.75%[a]	1,252,219	33,321,548
Argo Group U.S. Inc., 6.50%[a]	625,244	15,887,450
Aspen Insurance Holdings Ltd., 5.95%[a,b]	997,354	26,340,119
Assured Guaranty Municipal Holdings Inc., 6.25%	881,967	22,551,896
Aviva PLC, 8.25%	1,503,552	39,588,524
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,510,365	39,088,246
Axis Capital Holdings Ltd. Series D, 5.50%[a]	902,323	22,937,051
Endurance Specialty Holdings Ltd. Series B, 7.50%	907,561	23,170,032
Endurance Specialty Holdings Ltd. Series C, 6.35%	800,453	20,979,873

Security	Shares	Value
Hartford Financial Services Group Inc. (The), 7.88%[b]	2,143,062	$66,906,396
Maiden Holdings Ltd., 7.13%	589,159	14,234,081
MetLife Inc. Series A, 4.00%[a,b]	2,207,367	55,073,807
National General Holdings Corp. Series B, 7.50%[a]	595,654	15,284,482
PartnerRe Ltd. Series D, 6.50%	862,103	22,828,487
PartnerRe Ltd. Series E, 7.25%	1,338,024	37,852,699
PartnerRe Ltd. Series F, 5.88%	989,666	25,196,896
Phoenix Companies Inc. (The), 7.45%	976,926	17,662,822
Protective Life Corp., 6.00%[a]	594,106	15,571,518
Protective Life Corp., 6.25%	1,118,542	29,305,800
Prudential Financial Inc., 5.70%[a]	2,583,760	67,177,760
Prudential Financial Inc., 5.75%[a]	2,131,668	55,913,652
Prudential PLC, 6.50%	1,109,751	28,997,794
Prudential PLC, 6.75%	926,532	24,108,363
Reinsurance Group of America Inc., 6.20%[b]	1,524,675	43,270,277
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,144,564	28,957,469
Selective Insurance Group Inc., 5.88%	764,773	19,868,803

		1,320,582,827
MACHINERY — 0.48%
Stanley Black & Decker Inc., 5.75%	2,697,818	70,305,137

		70,305,137
MARINE — 0.39%
Seaspan Corp. Series C, 9.50%	1,313,723	33,224,055
Seaspan Corp. Series D, 7.95%[a]	457,047	11,302,772
Seaspan Corp. Series E, 8.25%	533,854	12,545,569

		57,072,396
MEDIA — 0.21%
Comcast Corp., 5.00%[a]	1,152,565	30,312,460

		30,312,460
METALS & MINING — 0.52%
Alcoa Inc. Series 1, 5.38%[d]	2,291,804	75,606,614

		75,606,614
MULTI-UTILITIES — 0.18%
DTE Energy Co., 6.50%	1,043,939	26,933,626

		26,933,626

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.81%
GasLog Ltd. Series A, 8.75%	385,774	$8,583,471
Kinder Morgan Inc/DE Series A, 9.75%[a,d]	2,756,929	124,337,498
NuStar Logistics LP, 7.63%[b]	1,484,443	33,548,412
Southwestern Energy Co. Series B, 6.25%[d]	2,972,019	58,281,293
Teekay Offshore Partners LP Series A, 7.25%	621,244	9,629,282
Teekay Offshore Partners LP Series B, 8.50%	421,900	6,910,722
WPX Energy Inc. Series A, 6.25%[d]	622,393	21,964,249

		263,254,927
PHARMACEUTICALS — 2.75%
Allergan PLC Series A, 5.50%[d]	436,643	401,336,047

		401,336,047
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.80%
American Capital Agency Corp., 8.00%	688,445	17,713,690
American Capital Agency Corp. Series B, 7.75%[a]	693,289	16,985,581
American Tower Corp., 5.50%[d]	1,188,548	122,598,726
Annaly Capital Management Inc. Series C, 7.63%	1,127,590	27,874,025
Annaly Capital Management Inc. Series D, 7.50%	1,667,434	40,585,344
Apollo Residential Mortgage Inc. Series A, 8.00%	696,909	15,729,236
Boston Properties Inc., 5.25%[a]	889,570	23,155,507
Capstead Mortgage Corp. Series E, 7.50%	670,729	16,144,447
CBL & Associates Properties Inc. Series D, 7.38%	1,684,783	41,698,379
Colony Capital Inc., 7.13%	1,105,972	24,419,862
Colony Capital Inc. Series A, 8.50%	1,032,585	25,907,558
Crown Castle International Corp. Series A, 4.50%[d]	872,797	93,563,838
CYS Investments Inc. Series B, 7.50%	786,778	17,419,265
DDR Corp. Series K, 6.25%	771,833	20,075,376
Digital Realty Trust Inc. Series E, 7.00%	1,094,664	27,902,985

Security	Shares	Value
Digital Realty Trust Inc. Series F, 6.63%	747,757	$19,815,561
Digital Realty Trust Inc. Series G, 5.88%	991,629	24,870,055
Digital Realty Trust Inc. Series H, 7.38%[a]	1,356,038	37,630,054
Digital Realty Trust Inc. Series I, 6.35%[a]	877,561	22,641,074
Equity Commonwealth, 5.75%	730,965	18,288,744
Equity Commonwealth Series E, 7.25%	1,055,699	26,835,869
General Growth Properties Inc. Series A, 6.38%	976,487	25,291,013
Hatteras Financial Corp. Series A, 7.63%	1,112,034	25,854,791
Hospitality Properties Trust Series D, 7.13%	1,105,287	28,892,202
Invesco Mortgage Capital Inc. Series A, 7.75%	130,747	2,935,270
Invesco Mortgage Capital Inc. Series B, 7.75%[b]	670,130	14,883,587
Kimco Realty Corp. Series I, 6.00%	1,494,219	38,715,214
Kimco Realty Corp. Series J, 5.50%[a]	901,411	23,139,220
Kimco Realty Corp. Series K, 5.63%[a]	733,637	18,700,407
MFA Financial Inc. Series B, 7.50%[a]	817,252	20,186,124
National Retail Properties Inc. Series D, 6.63%[a]	1,122,621	29,300,408
National Retail Properties Inc. Series E, 5.70%	1,141,463	29,700,867
NorthStar Realty Finance Corp. Series B, 8.25%	1,318,231	29,541,557
NorthStar Realty Finance Corp. Series C, 8.88%	553,342	13,252,541
NorthStar Realty Finance Corp. Series E, 8.75%	975,349	22,033,134
PS Business Parks Inc. Series S, 6.45%	906,038	23,375,780
PS Business Parks Inc. Series T, 6.00%	1,310,035	33,812,003
PS Business Parks Inc. Series U, 5.75%	912,965	23,180,181

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2016

Security	Shares	Value
Public Storage Series A, 5.88%	744,705	$19,980,435
Public Storage Series Q, 6.50%	1,393,498	34,907,125
Public Storage Series R, 6.35%	1,772,232	45,386,862
Public Storage Series S, 5.90%	1,682,770	43,364,983
Public Storage Series T, 5.75%	1,691,350	44,414,851
Public Storage Series U, 5.63%[a]	1,100,622	28,891,327
Public Storage Series V, 5.38%	1,804,315	46,262,637
Public Storage Series W, 5.20%[a]	1,823,726	46,650,911
Public Storage Series X, 5.20%[a]	890,707	22,900,077
Public Storage Series Y, 6.38%	1,085,174	30,232,948
Public Storage Series Z, 6.00%	1,096,728	30,225,824
Realty Income Corp. Series F, 6.63%	1,503,834	39,144,799
Resource Capital Corp., 8.63%[b]	517,991	8,728,148
Senior Housing Properties Trust, 5.63%[a]	1,345,272	33,658,705
SL Green Realty Corp. Series I, 6.50%	908,945	23,887,075
Taubman Centers Inc. Series K, 6.25%	703,359	17,844,218
Ventas Realty LP/Ventas Capital Corp., 5.45%[a]	1,007,537	26,467,997
VEREIT Inc. Series F, 6.70%	3,790,518	96,013,821
Vornado Realty Trust Series J, 6.88%	963,269	24,370,706
Vornado Realty Trust Series K, 5.70%	1,144,580	29,301,248
Vornado Realty Trust Series L, 5.40%	1,134,264	28,367,943
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,149,673	30,960,694
Welltower Inc., 6.50%[d]	1,297,254	80,559,473
Welltower Inc., 6.50%	1,094,354	28,683,018
Weyerhaeuser Co. Series A, 6.38%[d]	1,246,614	63,726,908

		2,009,582,208
WIRELESS TELECOMMUNICATION SERVICES — 1.41%
T-Mobile U.S. Inc., 5.50%[d]	1,540,002	101,948,132
Telephone & Data Systems Inc., 5.88%	798,379	19,719,961
Telephone & Data Systems Inc., 6.88%[a]	872,886	22,153,847

Security	Shares	Value
Telephone & Data Systems Inc., 7.00%	1,111,812	$28,128,844
U.S. Cellular Corp., 6.95%[a]	1,288,776	32,954,002

		204,904,786

TOTAL PREFERRED STOCKS (Cost: $14,224,747,249)		14,309,802,564

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.50%[c,e,f]	58,579,516	58,579,516
BlackRock Cash Funds: Prime, SL Agency Shares 0.51%[c,e,f]	2,975,450	2,975,450
BlackRock Cash Funds: Treasury, SL Agency Shares 0.28%[c,e]	208,567,045	208,567,045

		270,122,011

TOTAL SHORT-TERM INVESTMENTS (Cost: $270,122,011)		270,122,011

TOTAL INVESTMENTS IN SECURITIES — 100.14% (Cost: $14,494,869,260)		14,579,924,575
Other Assets, Less Liabilities — (0.14)%		(20,882,569)

NET ASSETS — 100.00%		$14,559,042,006

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Convertible preferred stock.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$34,808,846	$14,030,549,538
Affiliated (Note 2)	1,357	464,319,722

Total cost of investments	$34,810,203	$14,494,869,260

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$24,584,573	$14,106,143,387
Affiliated (Note 2)	1,357	473,781,188

Total fair value of investments	24,585,930	14,579,924,575
Foreign currency, at value[b]	91,414	—
Receivables:
Due from custodian (Note 4)	—	184,804
Dividends and interest	89,201	44,005,514
Capital shares sold	—	6,209,613

Total Assets	24,766,545	14,630,324,506

LIABILITIES
Payables:
Investment securities purchased	—	4,062,554
Collateral for securities on loan (Note 1)	—	61,554,966
Due to custodian	—	70
Investment advisory fees (Note 2)	10,993	5,664,910

Total Liabilities	10,993	71,282,500

NET ASSETS	$24,755,552	$14,559,042,006

Net assets consist of:
Paid-in capital	$43,379,506	$14,868,334,953
Undistributed net investment income	13,040	36,096,786
Accumulated net realized loss	(8,413,517)	(430,445,048)
Net unrealized appreciation (depreciation)	(10,223,477)	85,055,315

NET ASSETS	$24,755,552	$14,559,042,006

Shares outstanding[c]	1,550,000	373,950,000

Net asset value per share	$15.97	$38.93

[a]	Securities on loan with values of $ — and $ 59,919,705, respectively. See Note 1.
[b]	Cost of foreign currency: $ 91,289 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,304,552	$834,692,002
Dividends — affiliated (Note 2)	—	9,667,686
Interest — unaffiliated	—	59,977
Interest — affiliated (Note 2)	45	138,098
Securities lending income — affiliated — net (Note 2)	967	3,521,562

Total investment income	2,305,564	848,079,325

EXPENSES
Investment advisory fees (Note 2)	248,174	64,387,725

Total expenses	248,174	64,387,725

Net investment income	2,057,390	783,691,600

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,022,680)	(239,179,585)
Investments — affiliated (Note 2)	—	(129,734)
In-kind redemptions — unaffiliated	(8,554,824)	45,502,516
In-kind redemptions — affiliated (Note 2)	—	444,273
Foreign currency transactions	(28,824)	—

Net realized loss	(14,606,328)	(193,362,530)

Net change in unrealized appreciation/depreciation on:
Investments	(3,800,821)	(208,995,830)
Translation of assets and liabilities in foreign currencies	2,828	—

Net change in unrealized appreciation/depreciation	(3,797,993)	(208,995,830)

Net realized and unrealized loss	(18,404,321)	(402,358,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,346,931)	$381,333,240

[a]	Net of foreign withholding tax of $248,062 and $46,443, respectively.

See notes to financial statements.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,057,390	$1,415,955	$783,691,600	$645,463,455
Net realized gain (loss)	(14,606,328)	(2,169,643)	(193,362,530)	21,909,583
Net change in unrealized appreciation/depreciation	(3,797,993)	(4,268,352)	(208,995,830)	273,883,375

Net increase (decrease) in net assets resulting from operations	(16,346,931)	(5,022,040)	381,333,240	941,256,413

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,091,091)	(1,388,306)	(787,195,406)	(662,541,386)

Total distributions to shareholders	(2,091,091)	(1,388,306)	(787,195,406)	(662,541,386)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,942,776	13,211,437	2,868,480,005	4,323,072,212
Cost of shares redeemed	(81,294,738)	(2,088,403)	(982,352,261)	(590,773,083)

Net increase in net assets from capital share transactions	8,648,038	11,123,034	1,886,127,744	3,732,299,129

INCREASE (DECREASE) IN NET ASSETS	(9,789,984)	4,712,688	1,480,265,578	4,011,014,156

NET ASSETS
Beginning of year	34,545,536	29,832,848	13,078,776,428	9,067,762,272

End of year	$24,755,552	$34,545,536	$14,559,042,006	$13,078,776,428

Undistributed net investment income included in net assets at end of year	$13,040	$75,537	$36,096,786	$37,140,057

SHARES ISSUED AND REDEEMED
Shares sold	4,300,000	550,000	73,300,000	109,050,000
Shares redeemed	(4,450,000)	(100,000)	(25,750,000)	(15,000,000)

Net increase (decrease) in shares outstanding	(150,000)	450,000	47,550,000	94,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$20.32	$23.87	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.83	0.89	1.03	1.11	0.50
Net realized and unrealized gain (loss)[c]	(4.20)	(3.54)	(2.45)	0.86	0.81

Total from investment operations	(3.37)	(2.65)	(1.42)	1.97	1.31

Less distributions from:
Net investment income	(0.98)	(0.90)	(1.40)	(1.08)	(0.21)
Net realized gain	—	—	(0.10)	—	—

Total distributions	(0.98)	(0.90)	(1.50)	(1.08)	(0.21)

Net asset value, end of period	$15.97	$20.32	$23.87	$26.79	$25.90

Total return	(16.73)%	(11.52)%	(5.35)%	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,756	$34,546	$29,833	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.56%	3.88%	4.10%	4.24%	5.22%
Portfolio turnover rate[f]	32%	47%	60%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$40.07	$39.03	$40.45	$38.93	$39.66

Income from investment operations:
Net investment income[a]	2.24	2.35	2.39	2.53	2.53
Net realized and unrealized gain (loss)[b]	(1.13)	1.12	(1.25)	1.34	(0.90)

Total from investment operations	1.11	3.47	1.14	3.87	1.63

Less distributions from:
Net investment income	(2.25)	(2.43)	(2.56)	(2.35)	(2.36)

Total distributions	(2.25)	(2.43)	(2.56)	(2.35)	(2.36)

Net asset value, end of year	$38.93	$40.07	$39.03	$40.45	$38.93

Total return	2.92%	9.19%	3.13%	10.29%	4.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,559,042	$13,078,776	$9,067,762	$11,914,777	$8,438,495
Ratio of expenses to average net assets	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	5.74%	5.94%	6.18%	6.40%	6.66%
Portfolio turnover rate[c]	15%	13%	35%	32%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2016, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Preferred Stock
BNP Paribas Prime Brokerage Inc.	$2,744	$2,744	$—
Citigroup Global Markets Inc.	18,459,430	18,459,430	—
Deutsche Bank Securities Inc.	6,852	6,852	—
Goldman Sachs & Co.	6,678,499	6,678,499	—
Jefferies LLC	186,368	186,368	—
JPMorgan Clearing Corp.	16,455,916	16,455,916	—
Merrill Lynch, Pierce, Fenner & Smith	3,212,322	3,212,322	—
Morgan Stanley & Co. LLC	926,652	926,652	—
National Financial Services LLC	2,805,167	2,805,167	—
Timber Hill LLC	617,226	617,226	—
UBS Securities LLC	306,095	306,095	—
Wells Fargo Securities LLC	10,262,434	10,262,434	—

	$59,919,705	$59,919,705	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $111 billion
0.4116	[a]	Over $111 billion, up to and including $141 billion
0.3910	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $141 billion
0.4116	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$245
U.S. Preferred Stock	1,390,996

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P, 6.13%	4,666,113	1,203,390	(541,400)	5,328,103	$155,154,359	$7,418,784	$60,554
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,525,671	536,247	(178,967)	1,882,951	48,504,818	2,248,902	253,985

					$203,659,177	$9,667,686	$314,539

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$16,378,125	$13,817,883
U.S. Preferred Stock	2,228,317,561	2,058,745,890

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$80,476,705	$74,400,246
U.S. Preferred Stock	2,626,053,447	903,666,303

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares International Preferred Stock ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to foreign currency transactions, deemed dividends recognized for tax purposes, the tax classification of investments and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
International Preferred Stock	$(10,659,492)	$(28,796)	$10,688,288
U.S. Preferred Stock	39,251,255	2,460,535	(41,711,790)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
International Preferred Stock
Ordinary income	$2,091,091	$1,388,306

U.S. Preferred Stock
Ordinary income	$787,195,406	$662,541,386

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
International Preferred Stock	$13,040	$(5,567,522)	$(10,678,977)	$(2,390,495)	$(18,623,954)
U.S. Preferred Stock	39,567,104	(221,612,606)	48,782,522	(176,029,967)	(309,292,947)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the tax classification of investments, the timing and recognition of partnership income and deemed dividends recognized for tax purposes.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
International Preferred Stock	$5,567,522	$—	$5,567,522
U.S. Preferred Stock	185,046,280	36,566,326	221,612,606

[a]	Must be utilized prior to losses subject to expiration.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$35,265,703	$152,036	$(10,831,809)	$(10,679,773)
U.S. Preferred Stock	14,511,703,691	447,108,155	(378,887,271)	68,220,884

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares International Preferred Stock ETF and iShares U.S. Preferred Stock ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
International Preferred Stock	$2,080,149
U.S. Preferred Stock	555,081,138

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
U.S. Preferred Stock	69.79%

For the fiscal year ended March 31, 2016, the iShares International Preferred Stock ETF earned foreign source income of $2,552,614 and paid foreign taxes of $247,111 which it intends to pass through to its shareholders.

For the fiscal year ended March 31, 2016, iShares U.S. Preferred Stock ETF hereby designates $177,496,040 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

TAX INFORMATION	35

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.911874	—	$0.065766	$0.977640	93%	—%	7%	100%
U.S. Preferred Stock	2.057273	—	0.195645	2.252918	91%	—	9	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds except for the iShares International Preferred Stock ETF which commenced operations on November 15, 2011. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares International Preferred Stock ETF

Period Covered: November 15, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	6	0.55%
Greater than 2.5% and Less than 3.0%	2	0.18
Greater than 2.0% and Less than 2.5%	9	0.82
Greater than 1.5% and Less than 2.0%	83	7.56
Greater than 1.0% and Less than 1.5%	112	10.20
Greater than 0.5% and Less than 1.0%	164	14.94
Between 0.5% and –0.5%	402	36.60
Less than –0.5% and Greater than –1.0%	211	19.22
Less than –1.0% and Greater than –1.5%	84	7.65
Less than –1.5% and Greater than –2.0%	17	1.55
Less than –2.0% and Greater than –2.5%	8	0.73

	1,098	100.00%

iShares U.S. Preferred Stock ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	4	0.30%
Between 0.5% and –0.5%	1,313	99.55
Less than –0.5% and Greater than –1.0%	2	0.15

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares U.S. Preferred Stock ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

SUPPLEMENTAL INFORMATION	37

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015 is USD 2.35 million. This figure is comprised of fixed remuneration of USD 915.83 thousand and variable remuneration of USD 1.44 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 279.87 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 67.78 thousand.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).
Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-309-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 12 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.34% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a decline of 26% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented equities during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized equities.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE S&P 500 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.74%	1.75%	1.78%	1.74%	1.75%	1.78%
5 Years	11.51%	11.50%	11.58%	72.42%	72.34%	72.95%
10 Years	6.95%	6.94%	7.01%	95.86%	95.66%	96.87%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.60	$0.36	$1,000.00	$1,024.70	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 1.74%, net of fees, while the total return for the Index was 1.78%.

As represented by the Index, U.S. large-capitalization stocks posted a modest positive return for the reporting period.

Six of the ten sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to Index performance. The sector’s gains were driven in part by the outsized returns of several of the largest stocks in the sector. However, robust growth in smartphone usage, cloud computing, and online security also helped fuel the positive returns in the information technology sector.

The consumer staples sector delivered a solid contribution to the Index’s return for the reporting period. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues. Similarly, the telecommunication services and utilities sectors, which tend to be more stable and less economically sensitive, were also positive contributors for the reporting period.

The consumer discretionary sector helped performance for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the energy sector produced negative overall returns for the reporting period, as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The healthcare sector was another detractor from the Index’s performance, reflecting profit taking amid relatively high valuations. The financials sector also declined for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	20.83%
Financials	15.63
Health Care	14.28
Consumer Discretionary	12.90
Consumer Staples	10.40
Industrials	10.13
Energy	6.76
Utilities	3.45
Materials	2.83
Telecommunication Services	2.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	3.36%
Microsoft Corp.	2.43
Exxon Mobil Corp.	1.93
Johnson & Johnson	1.66
General Electric Co.	1.65
Berkshire Hathaway Inc. Class B	1.48
Facebook Inc. Class A	1.46
AT&T Inc.	1.34
Amazon.com Inc.	1.27
Wells Fargo & Co.	1.24

TOTAL	17.82%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE S&P MID-CAP ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.67)%	(3.67)%	(3.60)%	(3.67)%	(3.67)%	(3.60)%
5 Years	9.42%	9.42%	9.52%	56.86%	56.88%	57.59%
10 Years	7.66%	7.67%	7.78%	109.17%	109.35%	111.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.70	$0.62	$1,000.00	$1,024.40	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P MID-CAP ETF

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.67%, net of fees, while the total return for the Index was -3.60%.

As represented by the Index, mid-capitalization U.S. stocks declined for the reporting period. An uncertain economic environment, relatively flat corporate earnings, elevated valuations, and heightened risk aversion contributed to the Index’s overall decline. Based on the S&P indexes, mid-capitalization stocks underperformed both the large-capitalization and small-capitalization segments of the U.S. equity market for the reporting period.

Seven of the ten sectors in the Index declined for the reporting period. The energy sector detracted the most from Index performance as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The consumer discretionary and information technology sectors were also meaningful detractors from Index performance. Retailing, media, and consumer durables stocks led the decline in the consumer discretionary sector. In the information technology sector, weakness in semiconductor and communications equipment manufacturers had the most significant negative impact on performance.

The three sectors in the Index with positive returns were utilities, telecommunication services, and financials. The telecom and utilities sectors, which tend to be more stable and less economically sensitive, offered relatively high dividend yields and steady revenues. Telecom stocks also benefited from recent updates to network technology, while stocks in the utilities sector benefited from greater energy efficiency. The financials sector, the largest sector weighting in the Index, posted a slight gain as positive returns for insurance and real estate stocks were offset by declines in banks and diversified financial services stocks.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	25.31%
Information Technology	16.49
Industrials	15.55
Consumer Discretionary	13.59
Health Care	8.09
Materials	7.19
Utilities	6.08
Consumer Staples	4.19
Energy	3.32
Telecommunication Services	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Jarden Corp.	0.82%
Alaska Air Group Inc.	0.69
LKQ Corp.	0.66
Acuity Brands Inc.	0.65
Mettler-Toledo International Inc.	0.63
Foot Locker Inc.	0.60
Fortune Brands Home & Security Inc.	0.60
Global Payments Inc.	0.57
Alliant Energy Corp.	0.57
Everest Re Group Ltd.	0.57

TOTAL	6.36%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.19)%	(3.22)%	(3.20)%	(3.19)%	(3.22)%	(3.20)%
5 Years	10.37%	10.38%	10.41%	63.74%	63.82%	64.07%
10 Years	6.91%	6.90%	6.99%	95.11%	94.94%	96.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,065.00	$0.62	$1,000.00	$1,024.40	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.19%, net of fees, while the total return for the Index was -3.20%.

As represented by the Index, small-capitalization U.S. stocks declined for the reporting period. Based on the S&P indexes, small-capitalization stocks underperformed large-capitalization stocks for the reporting period but held up slightly better than the mid-capitalization segment of the U.S. equity market.

Five of the ten sectors in the Index declined for the reporting period. The energy sector detracted the most from Index performance as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The consumer discretionary and materials sectors were also meaningful detractors from Index performance. Retailers led the decline in the consumer discretionary sector as modest spending and risk aversion weighed on small-cap retail industries. Materials stocks fell as an economic slowdown in China — the world’s largest consumer of commodities — dampened demand for commodities, resulting in lower commodity prices. The other declining sectors for the reporting period were industrials and healthcare.

On the positive side, the leading contributors in the Index included the information technology, utilities, and consumer staples sectors. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector. The utilities sector, which tends to be more stable and less economically sensitive, offered relatively high dividend yields and steady revenues. In the consumer staples sector, economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	22.81%
Industrials	17.50
Information Technology	17.11
Consumer Discretionary	14.61
Health Care	12.45
Materials	4.68
Utilities	4.37
Consumer Staples	2.68
Energy	2.62
Telecommunication Services	1.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Piedmont Natural Gas Co. Inc.	0.78%
Heartland Payment Systems Inc.	0.58
ViaSat Inc.	0.53
Take-Two Interactive Software Inc.	0.52
Southwest Gas Corp.	0.50
Medical Properties Trust Inc.	0.50
NorthWestern Corp.	0.48
Blackbaud Inc.	0.48
EMCOR Group Inc.	0.48
Laclede Group Inc. (The)	0.47

TOTAL	5.32%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Return
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Fund NAV	0.51%	11.12%	6.86%	0.51%	69.44%	94.11%
Fund Market	0.51%	11.11%	6.85%	0.51%	69.37%	93.90%
Index[a]	0.55%	11.23%	7.00%	0.55%	70.27%	96.74%
S&P Composite 1500	1.18%	11.37%	7.07%	1.18%	71.35%	97.99%
S&P Total Market Index	(0.39)%	10.93%	6.89%	(0.39)%	68.01%	94.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM, which effective as of December 21, 2015 replaced the S&P Composite 1500® as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.00	$0.21	$1,000.00	$1,024.80	$0.20	0.04%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 0.51%, net of fees, while the total return for the Index was 0.55%.*

*	Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index.

As represented by the Index, U.S. stocks were largely unchanged for the reporting period. An uncertain economic environment, relatively flat corporate earnings, elevated valuations, and heightened risk aversion contributed to the Index’s modest return.

The information technology sector was a strong contributor to Index performance for the reporting period. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector.

The consumer staples, telecommunication services, and utilities sectors, which tend to be more stable and less economically sensitive, delivered solid contributions to the Index’s return for the reporting period. Economic uncertainty drove up stock prices in these sectors, as investors gravitated toward sectors with relatively stable revenues. The consumer discretionary sector also helped performance for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the energy sector produced negative overall returns for the reporting period, as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The healthcare sector was another detractor from the Index’s performance, reflecting profit taking amid relatively high valuations. The financials sector also declined for the reporting period, as low interest rates and declining asset prices weighed on earnings.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	20.11%
Financials	17.35
Health Care	13.73
Consumer Discretionary	13.53
Industrials	10.79
Consumer Staples	9.19
Energy	6.07
Utilities	3.52
Materials	3.21
Telecommunication Services	2.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	2.76%
Microsoft Corp.	2.00
Exxon Mobil Corp.	1.59
Johnson & Johnson	1.36
General Electric Co.	1.36
Berkshire Hathaway Inc. Class B	1.21
Facebook Inc. Class A	1.20
AT&T Inc.	1.10
Amazon.com Inc.	1.05
Wells Fargo & Co.	1.02

TOTAL	14.65%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,461,203	$312,425,109	0.44%
Honeywell International Inc.	3,040,463	340,683,879	0.48
United Technologies Corp.	3,074,277	307,735,128	0.43
Other securities[a]		791,497,142	1.11

		1,752,341,258	2.46
AIR FREIGHT & LOGISTICS
Other securities[a]		529,674,427	0.74

		529,674,427	0.74
AIRLINES
Other securities[a]		445,410,016	0.63

		445,410,016	0.63
AUTO COMPONENTS
Other securities[a]		250,107,463	0.35

		250,107,463	0.35
AUTOMOBILES
Other securities[a]		419,892,300	0.59

		419,892,300	0.59
BANKS
Bank of America Corp.	40,808,790	551,734,841	0.78
Citigroup Inc.	11,651,477	486,449,165	0.68
JPMorgan Chase & Co.	14,505,684	859,026,606	1.21
PNC Financial Services Group Inc. (The)[b]	1,980,082	167,455,535	0.24
Wells Fargo & Co.	18,258,483	882,980,238	1.24
Other securities[a]		773,470,770	1.08

		3,721,117,155	5.23
BEVERAGES
Coca-Cola Co. (The)	15,399,952	714,403,773	1.00
PepsiCo Inc.	5,712,537	585,420,792	0.82
Other securities[a]		401,380,194	0.57

		1,701,204,759	2.39
BIOTECHNOLOGY
AbbVie Inc.	6,367,830	363,730,450	0.51
Amgen Inc.	2,972,384	445,649,533	0.63
Celgene Corp.[c,d]	3,089,228	309,200,830	0.43

Security	Shares	Value	% of Net Assets
Gilead Sciences Inc.	5,402,008	$496,228,455	0.70%
Other securities[a]		646,292,078	0.91

		2,261,101,346	3.18
BUILDING PRODUCTS
Other securities[a]		65,713,693	0.09

		65,713,693	0.09
CAPITAL MARKETS
BlackRock Inc.[b]	498,816	169,881,765	0.24
Other securities[a]		1,152,234,939	1.62

		1,322,116,704	1.86
CHEMICALS
Other securities[a]		1,477,036,106	2.08

		1,477,036,106	2.08
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		319,868,500	0.45

		319,868,500	0.45
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	19,887,866	566,207,545	0.80
Other securities[a]		150,125,902	0.21

		716,333,447	1.01
CONSTRUCTION & ENGINEERING
Other securities[a]		64,793,121	0.09

		64,793,121	0.09
CONSTRUCTION MATERIALS
Other securities[a]		96,159,874	0.14

		96,159,874	0.14
CONSUMER FINANCE
Other securities[a]		537,304,548	0.76

		537,304,548	0.76
CONTAINERS & PACKAGING
Other securities[a]		218,624,983	0.31

		218,624,983	0.31
DISTRIBUTORS
Other securities[a]		58,735,372	0.08

		58,735,372	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		24,638,077	0.03

		24,638,077	0.03
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	7,404,684	1,050,576,566	1.48

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$458,706,830	0.64%

		1,509,283,396	2.12
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	24,310,938	952,259,441	1.34
Verizon Communications Inc.	16,100,694	870,725,531	1.22
Other securities[a]		154,920,674	0.22

		1,977,905,646	2.78
ELECTRIC UTILITIES
Other securities[a]		1,497,065,288	2.11

		1,497,065,288	2.11
ELECTRICAL EQUIPMENT
Other securities[a]		357,231,351	0.50

		357,231,351	0.50
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		270,744,168	0.38

		270,744,168	0.38
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,952,923	365,278,071	0.51
Other securities[a]		361,441,357	0.51

		726,719,428	1.02
FOOD & STAPLES RETAILING
CVS Health Corp.	4,341,412	450,334,667	0.63
Wal-Mart Stores Inc.	6,200,640	424,681,834	0.60
Other securities[a]		845,441,964	1.19

		1,720,458,465	2.42
FOOD PRODUCTS
Other securities[a]		1,210,699,935	1.70

		1,210,699,935	1.70
GAS UTILITIES
Other securities[a]		31,002,276	0.04

		31,002,276	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	5,557,346	416,800,950	0.59
Other securities[a]		1,175,228,966	1.65

		1,592,029,916	2.24
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	3,757,224	484,306,174	0.68
Other securities[a]		1,439,509,532	2.03

		1,923,815,706	2.71

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$63,364,786	0.09%

		63,364,786	0.09
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,563,301	447,835,670	0.63
Starbucks Corp.	5,841,637	348,745,729	0.49
Other securities[a]		540,686,703	0.76

		1,337,268,102	1.88
HOUSEHOLD DURABLES
Other securities[a]		316,715,828	0.45

		316,715,828	0.45
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	10,483,513	862,897,955	1.21
Other securities[a]		552,894,104	0.78

		1,415,792,059	1.99
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		46,936,246	0.07

		46,936,246	0.07
INDUSTRIAL CONGLOMERATES
3M Co.	2,391,201	398,445,822	0.56
General Electric Co.	36,876,706	1,172,310,484	1.65
Other securities[a]		297,147,887	0.42

		1,867,904,193	2.63
INSURANCE
Other securities[a]		1,850,401,277	2.60

		1,850,401,277	2.60
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	1,525,918	905,845,962	1.27
Other securities[a]		506,142,248	0.72

		1,411,988,210	1.99
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	1,156,343	882,174,075	1.24
Alphabet Inc. Class Cc	1,174,460	874,913,977	1.23
Facebook Inc. Class Ac	9,070,114	1,034,900,007	1.46
Other securities[a]		301,422,264	0.42

		3,093,410,323	4.35

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	3,493,770	$529,131,467	0.74%
MasterCard Inc. Class A	3,875,196	366,206,022	0.52
Visa Inc. Class A	7,584,765	580,082,827	0.82
Other securities[a]		1,189,063,955	1.67

		2,664,484,271	3.75
LEISURE PRODUCTS
Other securities[a]		80,763,540	0.11

		80,763,540	0.11
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		431,412,387	0.61

		431,412,387	0.61
MACHINERY
Other securities[a]		898,239,053	1.26

		898,239,053	1.26
MEDIA
Comcast Corp. Class A	9,615,490	587,314,129	0.83
Walt Disney Co. (The)	5,932,404	589,147,041	0.83
Other securities[a]		1,031,853,479	1.45

		2,208,314,649	3.11
METALS & MINING
Other securities[a]		216,045,184	0.30

		216,045,184	0.30
MULTI-UTILITIES
Other securities[a]		821,863,464	1.16

		821,863,464	1.16
MULTILINE RETAIL
Other securities[a]		488,834,596	0.69

		488,834,596	0.69
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	7,442,613	710,025,280	1.00
Exxon Mobil Corp.	16,412,684	1,371,936,256	1.93
Other securities[a]		1,991,899,611	2.80

		4,073,861,147	5.73
PERSONAL PRODUCTS
Other securities[a]		82,746,651	0.12

		82,746,651	0.12

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Allergan PLC[c]	1,559,871	$418,092,224	0.59%
Bristol-Myers Squibb Co.	6,597,956	421,477,429	0.59
Johnson & Johnson	10,905,624	1,179,988,517	1.66
Merck & Co. Inc.	10,968,341	580,334,922	0.82
Pfizer Inc.	23,903,483	708,499,236	1.00
Other securities[a]		556,595,781	0.78

		3,864,988,109	5.44
PROFESSIONAL SERVICES
Other securities[a]		216,694,833	0.30

		216,694,833	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		2,121,766,079	2.98

		2,121,766,079	2.98
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		33,133,461	0.05

		33,133,461	0.05
ROAD & RAIL
Other securities[a]		542,106,847	0.76

		542,106,847	0.76
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	18,670,143	603,979,126	0.85
Other securities[a]		1,369,908,133	1.93

		1,973,887,259	2.78
SOFTWARE
Microsoft Corp.	31,259,494	1,726,461,854	2.43
Oracle Corp.	12,452,963	509,450,716	0.72
Other securities[a]		859,908,063	1.20

		3,095,820,633	4.35
SPECIALTY RETAIL
Home Depot Inc. (The)	5,010,910	668,605,721	0.94
Other securities[a]		1,228,603,037	1.73

		1,897,208,758	2.67
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	21,913,583	2,388,361,411	3.36
Other securities[a]		584,894,451	0.82

		2,973,255,862	4.18
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	5,334,961	327,940,053	0.46
Other securities[a]		330,376,678	0.47

		658,316,731	0.93

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	7,738,074	$484,867,717	0.68%
Philip Morris International Inc.	6,123,314	600,758,336	0.84
Other securities[a]		164,571,255	0.24

		1,250,197,308	1.76
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		130,659,184	0.18

		130,659,184	0.18
WATER UTILITIES
Other securities[a]		48,512,176	0.07

		48,512,176	0.07

TOTAL COMMON STOCKS
(Cost: $66,598,398,448)		70,976,021,930	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,e,f]	787,657,126	787,657,126	1.11
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,e,f]	40,007,746	40,007,746	0.05
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,e]	77,715,940	77,715,940	0.11

		905,380,812	1.27

TOTAL SHORT-TERM INVESTMENTS
(Cost: $905,380,812)		905,380,812	1.27

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $67,503,779,260)	$71,881,402,742	101.10%
Other Assets, Less Liabilities	(780,147,964)	(1.10)

NET ASSETS	$71,101,254,778	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	938	Jun. 2016	Chicago Mercantile	$96,215,350	$3,367,261

See notes to financial statements.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	841,615	$115,250,758	0.43%
Other securities[a]		384,174,360	1.45

		499,425,118	1.88
AIRLINES
Alaska Air Group Inc.	2,240,378	183,755,804	0.69
JetBlue Airways Corp.[b,c]	5,771,759	121,899,550	0.46

		305,655,354	1.15
AUTO COMPONENTS
Other securities[a]		119,120,154	0.45

		119,120,154	0.45
AUTOMOBILES
Other securities[a]		52,369,263	0.20

		52,369,263	0.20
BANKS
Signature Bank/New York NYb	957,426	130,324,827	0.49
Other securities[a]		1,337,958,031	5.03

		1,468,282,858	5.52
BEVERAGES
Other securities[a]		31,502,801	0.12

		31,502,801	0.12
BIOTECHNOLOGY
Other securities[a]		90,657,888	0.34

		90,657,888	0.34
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	2,831,455	158,674,738	0.60
Other securities[a]		198,693,105	0.74

		357,367,843	1.34
CAPITAL MARKETS
Other securities[a]		466,632,836	1.76

		466,632,836	1.76
CHEMICALS
Albemarle Corp.	2,017,635	128,987,406	0.49
Ashland Inc.	1,136,473	124,966,571	0.47
RPM International Inc.	2,388,260	113,036,346	0.43
Valspar Corp. (The)	1,306,171	139,786,420	0.53
Other securities[a]		369,276,095	1.38

		876,052,838	3.30

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Waste Connections Inc.	2,199,445	$142,062,153	0.53%
Other securities[a]		375,365,017	1.42

		517,427,170	1.95
COMMUNICATIONS EQUIPMENT
Other securities[a]		244,505,025	0.92

		244,505,025	0.92
CONSTRUCTION & ENGINEERING
Other securities[a]		208,400,620	0.78

		208,400,620	0.78
CONSTRUCTION MATERIALS
Other securities[a]		62,172,216	0.23

		62,172,216	0.23
CONSUMER FINANCE
Other securities[a]		48,645,624	0.18

		48,645,624	0.18
CONTAINERS & PACKAGING
Other securities[a]		420,497,740	1.58

		420,497,740	1.58
DISTRIBUTORS
LKQ Corp.[b]	5,500,803	175,640,640	0.66
Other securities[a]		66,338,810	0.25

		241,979,450	0.91
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		167,509,418	0.63

		167,509,418	0.63
DIVERSIFIED FINANCIAL SERVICES
MSCI Inc.	1,598,369	118,407,175	0.45
Other securities[a]		292,317,131	1.10

		410,724,306	1.55
ELECTRIC UTILITIES
Westar Energy Inc.	2,545,681	126,291,235	0.48
Other securities[a]		430,582,147	1.62

		556,873,382	2.10
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	786,494	171,565,801	0.65
Other securities[a]		152,025,805	0.57

		323,591,606	1.22
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		1,125,090,943	4.23

		1,125,090,943	4.23

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
Other securities[a]		$383,864,600	1.44%

		383,864,600	1.44
FOOD & STAPLES RETAILING
Other securities[a]		217,465,762	0.82

		217,465,762	0.82
FOOD PRODUCTS
Ingredion Inc.	1,291,872	137,959,011	0.52
WhiteWave Foods Co. (The)[b,c]	3,169,670	128,815,389	0.48
Other securities[a]		428,184,957	1.62

		694,959,357	2.62
GAS UTILITIES
Atmos Energy Corp.	1,834,055	136,196,924	0.51
UGI Corp.	3,090,189	124,503,715	0.47
Other securities[a]		333,006,833	1.25

		593,707,472	2.23
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	869,739	133,913,714	0.50
IDEXX Laboratories Inc.[b,c]	1,611,277	126,195,215	0.47
ResMed Inc.	2,516,525	145,505,475	0.55
Teleflex Inc.	748,266	117,485,245	0.44
Other securities[a]		477,524,968	1.80

		1,000,624,617	3.76
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		522,285,956	1.97

		522,285,956	1.97
HEALTH CARE TECHNOLOGY
Other securities[a]		44,984,621	0.17

		44,984,621	0.17
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	895,650	118,100,409	0.44
Other securities[a]		468,735,631	1.77

		586,836,040	2.21
HOUSEHOLD DURABLES
Jarden Corp.[b]	3,712,330	218,841,853	0.82
NVR Inc.[b,c]	65,600	113,645,440	0.43
Other securities[a]		319,226,051	1.20

		651,713,344	2.45

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[a]		$45,048,983	0.17%

		45,048,983	0.17
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		10,401,903	0.04

		10,401,903	0.04
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	1,154,130	114,835,935	0.43

		114,835,935	0.43
INSURANCE
Alleghany Corp.[b]	277,551	137,720,806	0.52
Arthur J Gallagher & Co.	3,181,257	141,502,311	0.53
Everest Re Group Ltd.	765,846	151,200,976	0.57
Reinsurance Group of America Inc.	1,172,436	112,846,965	0.42
Other securities[a]		879,991,724	3.31

		1,423,262,782	5.35
INTERNET & CATALOG RETAIL
Other securities[a]		30,002,557	0.11

		30,002,557	0.11
INTERNET SOFTWARE & SERVICES
Other securities[a]		119,774,114	0.45

		119,774,114	0.45
IT SERVICES
Broadridge Financial Solutions Inc.	2,136,026	126,687,702	0.48
Gartner Inc.[b,c]	1,479,910	132,229,959	0.50
Global Payments Inc.	2,324,418	151,784,496	0.57
Jack Henry & Associates Inc.	1,417,669	119,892,267	0.45
Other securities[a]		519,598,104	1.95

		1,050,192,528	3.95
LEISURE PRODUCTS
Other securities[a]		242,588,118	0.91

		242,588,118	0.91
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[b,c]	484,688	167,101,035	0.63
Other securities[a]		238,861,970	0.90

		405,963,005	1.53

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MACHINERY
IDEX Corp.	1,365,103	$113,139,737	0.43%
Wabtec Corp./DE	1,652,307	131,011,422	0.49
Other securities[a]		907,856,892	3.41

		1,152,008,051	4.33
MARINE
Other securities[a]		58,198,841	0.22

		58,198,841	0.22
MEDIA
Other securities[a]		395,690,765	1.49

		395,690,765	1.49
METALS & MINING
Other securities[a]		458,139,818	1.72

		458,139,818	1.72
MULTI-UTILITIES
Alliant Energy Corp.	2,038,805	151,442,435	0.57
Other securities[a]		198,971,962	0.75

		350,414,397	1.32
MULTILINE RETAIL
Other securities[a]		101,162,506	0.38

		101,162,506	0.38
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		497,270,617	1.87

		497,270,617	1.87
PAPER & FOREST PRODUCTS
Other securities[a]		89,613,629	0.34

		89,613,629	0.34
PERSONAL PRODUCTS
Other securities[a]		123,383,594	0.46

		123,383,594	0.46
PHARMACEUTICALS
Other securities[a]		81,085,492	0.31

		81,085,492	0.31
PROFESSIONAL SERVICES
Other securities[a]		169,931,006	0.64

		169,931,006	0.64
REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.[c]	1,319,100	119,892,999	0.45
Camden Property Trust[c]	1,562,446	131,386,084	0.49
Duke Realty Corp.	6,216,313	140,115,695	0.53

Security	Shares	Value	% of Net Assets
Mid-America Apartment Communities Inc.[c]	1,353,088	$138,299,124	0.52%
National Retail Properties Inc.[c]	2,535,655	117,147,261	0.44
Regency Centers Corp.	1,754,292	131,308,756	0.49
Other securities[a]		1,816,184,257	6.84

		2,594,334,176	9.76
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		127,504,877	0.48

		127,504,877	0.48
ROAD & RAIL
Other securities[a]		221,155,433	0.83

		221,155,433	0.83
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		562,386,201	2.12

		562,386,201	2.12
SOFTWARE
ANSYS Inc.[b,c]	1,585,120	141,804,835	0.53
Cadence Design Systems Inc.[b,c]	5,488,527	129,419,467	0.49
CDK Global Inc.	2,790,884	129,915,650	0.49
Synopsys Inc.[b,c]	2,723,387	131,920,866	0.50
Other securities[a]		572,865,601	2.15

		1,105,926,419	4.16
SPECIALTY RETAIL
Foot Locker Inc.	2,466,035	159,059,257	0.60
Other securities[a]		561,787,660	2.11

		720,846,917	2.71
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		167,288,742	0.63

		167,288,742	0.63
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		296,202,441	1.11

		296,202,441	1.11
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	8,740,426	138,972,773	0.52
Other securities[a]		37,300,043	0.14

		176,272,816	0.66

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$198,499,515	0.75%

		198,499,515	0.75
WATER UTILITIES
Other securities[a]		101,055,897	0.38

		101,055,897	0.38
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		51,160,312	0.19

		51,160,312	0.19
TOTAL COMMON STOCKS
(Cost: $26,186,897,527)		26,532,528,609	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	1,580,071,137	1,580,071,137	5.94
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	80,257,111	80,257,111	0.30
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	73,613,228	73,613,228	0.28

		1,733,941,476	6.52

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,733,941,476)		1,733,941,476	6.52

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $27,920,839,003)	$28,266,470,085	106.33%
Other Assets, Less Liabilities	(1,683,531,001)	(6.33)

NET ASSETS	$26,582,939,084	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	294	Jun. 2016	Chicago Mercantile	$42,371,280	$1,530,272

See notes to financial statements.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$189,645,906	1.10%

		189,645,906	1.10
AIR FREIGHT & LOGISTICS
Other securities[a]		126,614,110	0.73

		126,614,110	0.73
AIRLINES
Allegiant Travel Co.	366,060	65,180,644	0.38
Hawaiian Holdings Inc.[b,c]	1,327,680	62,653,219	0.36
Other securities[a]		28,562,112	0.16

		156,395,975	0.90
AUTO COMPONENTS
Other securities[a]		185,006,430	1.07

		185,006,430	1.07
AUTOMOBILES
Other securities[a]		16,920,385	0.10

		16,920,385	0.10
BANKS
Home BancShares Inc./AR	1,706,107	69,865,082	0.40
MB Financial Inc.	1,919,273	62,280,409	0.36
UMB Financial Corp.	1,176,117	60,722,921	0.35
United Bankshares Inc./WV	1,808,965	66,389,015	0.38
Wintrust Financial Corp.	1,352,894	59,987,320	0.35
Other securities[a]		1,143,741,730	6.61

		1,462,986,477	8.45
BIOTECHNOLOGY
Other securities[a]		228,335,253	1.32

		228,335,253	1.32
BUILDING PRODUCTS
Other securities[a]		298,635,390	1.73

		298,635,390	1.73
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	1,626,559	63,956,300	0.37
Other securities[a]		214,960,919	1.24

		278,917,219	1.61

Security	Shares	Value	% of Net Assets
CHEMICALS
HB Fuller Co.	1,396,424	$59,278,199	0.34%
Other securities[a]		336,165,855	1.94

		395,444,054	2.28
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.[c]	2,016,197	74,216,212	0.43
Other securities[a]		466,777,034	2.69

		540,993,246	3.12
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	1,255,887	92,282,577	0.53
Other securities[a]		242,697,092	1.41

		334,979,669	1.94
CONSTRUCTION & ENGINEERING
Dycom Industries Inc.[b,c]	918,955	59,428,820	0.34
EMCOR Group Inc.	1,694,399	82,347,791	0.48
Other securities[a]		71,800,466	0.41

		213,577,077	1.23
CONSTRUCTION MATERIALS
Other securities[a]		64,058,691	0.37

		64,058,691	0.37
CONSUMER FINANCE
Other securities[a]		164,728,914	0.95

		164,728,914	0.95
CONTAINERS & PACKAGING
Other securities[a]		8,035,802	0.05

		8,035,802	0.05
DISTRIBUTORS
Other securities[a]		55,246,069	0.32

		55,246,069	0.32
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		67,476,532	0.39

		67,476,532	0.39
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		192,727,346	1.11

		192,727,346	1.11
ELECTRIC UTILITIES
ALLETE Inc.	1,289,519	72,303,331	0.42
Other securities[a]		51,889,408	0.30

		124,192,739	0.72

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
EnerSys	1,213,338	$67,607,193	0.39%
Other securities[a]		126,821,045	0.73

		194,428,238	1.12
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Coherent Inc.[b,c]	675,926	62,117,599	0.36
Littelfuse Inc.	624,125	76,836,029	0.44
Other securities[a]		674,591,682	3.90

		813,545,310	4.70
ENERGY EQUIPMENT & SERVICES
Other securities[a]		252,827,794	1.46

		252,827,794	1.46
FOOD & STAPLES RETAILING
Other securities[a]		54,650,817	0.32

		54,650,817	0.32
FOOD PRODUCTS
B&G Foods Inc.	1,733,139	60,330,569	0.35
Darling Ingredients Inc.[b]	4,586,361	60,402,374	0.35
Other securities[a]		169,079,269	0.97

		289,812,212	1.67
GAS UTILITIES
Laclede Group Inc. (The)	1,212,977	82,179,192	0.47
Piedmont Natural Gas Co. Inc.	2,269,332	135,774,134	0.78
Southwest Gas Corp.	1,325,579	87,289,377	0.50
Other securities[a]		96,169,825	0.57

		401,412,528	2.32
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	1,001,975	71,500,936	0.41
NuVasive Inc.[b]	1,388,116	67,531,843	0.39
Other securities[a]		582,512,406	3.37

		721,545,185	4.17
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	474,501	64,271,160	0.37
Other securities[a]		529,857,139	3.06

		594,128,299	3.43
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	1,574,499	60,948,856	0.35
Other securities[a]		110,938,965	0.64

		171,887,821	0.99

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Texas Roadhouse Inc.	1,762,068	$76,790,923	0.44%
Other securities[a]		479,998,648	2.78

		556,789,571	3.22
HOUSEHOLD DURABLES
Helen of Troy Ltd.[b]	790,118	81,927,335	0.47
Other securities[a]		208,118,361	1.21

		290,045,696	1.68
HOUSEHOLD PRODUCTS
Other securities[a]		59,994,453	0.35

		59,994,453	0.35
INSURANCE
ProAssurance Corp.	1,482,748	75,027,049	0.43
RLI Corp.	1,000,979	66,925,456	0.39
Other securities[a]		342,830,416	1.98

		484,782,921	2.80
INTERNET & CATALOG RETAIL
Other securities[a]		49,094,617	0.28

		49,094,617	0.28
INTERNET SOFTWARE & SERVICES
Other securities[a]		160,019,188	0.92

		160,019,188	0.92
IT SERVICES
CACI International Inc. Class Ab	677,493	72,288,503	0.42
Heartland Payment Systems Inc.	1,033,408	99,796,210	0.58
Other securities[a]		266,089,302	1.53

		438,174,015	2.53
LEISURE PRODUCTS
Other securities[a]		66,265,941	0.38

		66,265,941	0.38
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		102,744,131	0.59

		102,744,131	0.59
MACHINERY
Other securities[a]		716,890,613	4.14

		716,890,613	4.14
MARINE
Other securities[a]		48,755,936	0.28

		48,755,936	0.28

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$122,151,423	0.71%

		122,151,423	0.71
METALS & MINING
Other securities[a]		161,996,291	0.94

		161,996,291	0.94
MULTI-UTILITIES
Avista Corp.	1,745,749	71,191,644	0.41
NorthWestern Corp.	1,345,794	83,102,780	0.48

		154,294,424	0.89
MULTILINE RETAIL
Other securities[a]		24,816,654	0.14

		24,816,654	0.14
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b,c]	1,268,064	75,386,405	0.44
Other securities[a]		124,756,105	0.72

		200,142,510	1.16
PAPER & FOREST PRODUCTS
Other securities[a]		179,165,004	1.03

		179,165,004	1.03
PERSONAL PRODUCTS
Other securities[a]		22,547,079	0.13

		22,547,079	0.13
PHARMACEUTICALS
Impax Laboratories Inc.[b,c]	1,906,508	61,046,386	0.35
Medicines Co. (The)[b,c]	1,939,964	61,632,656	0.36
Prestige Brands Holdings Inc.[b,c]	1,473,612	78,676,145	0.45
Other securities[a]		132,204,458	0.77

		333,559,645	1.93
PROFESSIONAL SERVICES
Other securities[a]		303,334,776	1.75

		303,334,776	1.75
REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	1,968,326	69,147,292	0.40
CoreSite Realty Corp.[c]	845,701	59,207,527	0.34
Education Realty Trust Inc.[c]	1,765,986	73,465,018	0.42
GEO Group Inc. (The)[c]	2,060,356	71,432,543	0.41
Kite Realty Group Trust[c]	2,330,035	64,565,270	0.37

Security	Shares	Value	% of Net Assets
Medical Properties Trust Inc.[c]	6,643,756	$86,235,953	0.50%
Other securities[a]		837,407,508	4.85

		1,261,461,111	7.29
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		29,233,371	0.17

		29,233,371	0.17
ROAD & RAIL
Other securities[a]		140,929,793	0.81

		140,929,793	0.81
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cirrus Logic Inc.[b,c]	1,763,340	64,203,209	0.37
Monolithic Power Systems Inc.	1,033,153	65,749,857	0.38
Other securities[a]		446,723,838	2.58

		576,676,904	3.33
SOFTWARE
Blackbaud Inc.	1,312,090	82,517,340	0.48
Take-Two Interactive Software Inc.[b,c]	2,369,085	89,243,432	0.52
Other securities[a]		323,001,586	1.86

		494,762,358	2.86
SPECIALTY RETAIL
Five Below Inc.[b,c]	1,523,806	62,994,140	0.36
Monro Muffler Brake Inc.[c]	899,370	64,277,974	0.37
Other securities[a]		661,430,821	3.83

		788,702,935	4.56
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		138,483,363	0.80

		138,483,363	0.80
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		303,590,363	1.75

		303,590,363	1.75
THRIFTS & MORTGAGE FINANCE
Other securities[a]		259,894,160	1.50

		259,894,160	1.50
TOBACCO
Other securities[a]		36,059,863	0.21

		36,059,863	0.21
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		94,617,637	0.55

		94,617,637	0.55

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
WATER UTILITIES
Other securities[a]		$75,908,159	0.44%

		75,908,159	0.44
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		10,158,426	0.06

		10,158,426	0.06

TOTAL COMMON STOCKS
(Cost: $16,296,346,118)		17,285,198,819	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	1,794,081,805	1,794,081,805	10.36
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	91,127,431	91,127,431	0.53
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	7,771,117	7,771,117	0.05

		1,892,980,353	10.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,892,980,353)		1,892,980,353	10.94

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $18,189,326,471)	$19,178,179,172	110.79%
Other Assets, Less Liabilities	(1,867,146,329)	(10.79)

NET ASSETS	$17,311,032,843	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	156	Jun. 2016	ICE Markets Equity	$17,309,760	$700,183

See notes to financial statements.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	105,238	$13,358,912	0.36%
Honeywell International Inc.	130,060	14,573,223	0.39
United Technologies Corp.	131,454	13,158,545	0.36
Other securities[a]		45,097,932	1.22

		86,188,612	2.33
AIR FREIGHT & LOGISTICS
Other securities[a]		24,110,415	0.65

		24,110,415	0.65
AIRLINES
Other securities[a]		23,626,171	0.64

		23,626,171	0.64
AUTO COMPONENTS
Other securities[a]		18,429,424	0.50

		18,429,424	0.50
AUTOMOBILES
Other securities[a]		22,529,542	0.61

		22,529,542	0.61
BANKS
Bank of America Corp.	1,745,421	23,598,092	0.64
Citigroup Inc.	498,342	20,805,778	0.56
JPMorgan Chase & Co.	620,367	36,738,134	0.99
PNC Financial Services Group Inc. (The)[b]	84,858	7,176,441	0.19
Wells Fargo & Co.	780,877	37,763,212	1.02
Other securities[a]		71,138,194	1.93

		197,219,851	5.33
BEVERAGES
Coca-Cola Co. (The)	658,653	30,554,913	0.83
PepsiCo Inc.	244,326	25,038,528	0.68
Other securities[a]		18,381,734	0.49

		73,975,175	2.00
BIOTECHNOLOGY
AbbVie Inc.	272,286	15,552,976	0.42
Amgen Inc.	127,130	19,060,601	0.52
Celgene Corp.[c]	132,159	13,227,794	0.36
Gilead Sciences Inc.	231,045	21,223,794	0.57
Other securities[a]		51,615,751	1.39

		120,680,916	3.26

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$10,853,684	0.29%

		10,853,684	0.29
CAPITAL MARKETS
BlackRock Inc.[b]	21,371	7,278,321	0.20
Other securities[a]		59,777,501	1.61

		67,055,822	1.81
CHEMICALS
Other securities[a]		79,430,038	2.15

		79,430,038	2.15
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		24,800,733	0.67

		24,800,733	0.67
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	850,629	24,217,408	0.65
Other securities[a]		16,304,830	0.45

		40,522,238	1.10
CONSTRUCTION & ENGINEERING
Other securities[a]		7,396,144	0.20

		7,396,144	0.20
CONSTRUCTION MATERIALS
Other securities[a]		5,254,175	0.14

		5,254,175	0.14
CONSUMER FINANCE
Other securities[a]		27,067,592	0.73

		27,067,592	0.73
CONTAINERS & PACKAGING
Other securities[a]		16,118,720	0.44

		16,118,720	0.44
DISTRIBUTORS
Other securities[a]		5,172,736	0.14

		5,172,736	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		5,916,890	0.16

		5,916,890	0.16
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	316,667	44,928,714	1.21
Other securities[a]		25,155,116	0.68

		70,083,830	1.89

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,039,711	$40,725,480	1.10%
Verizon Communications Inc.	688,584	37,238,623	1.01
Other securities[a]		10,961,841	0.29

		88,925,944	2.40
ELECTRIC UTILITIES
Other securities[a]		72,943,877	1.97

		72,943,877	1.97
ELECTRICAL EQUIPMENT
Other securities[a]		22,022,741	0.60

		22,022,741	0.60
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		29,999,237	0.81

		29,999,237	0.81
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	211,809	15,620,914	0.42
Other securities[a]		21,507,698	0.58

		37,128,612	1.00
FOOD & STAPLES RETAILING
CVS Health Corp.	185,692	19,261,831	0.52
Wal-Mart Stores Inc.	265,212	18,164,370	0.49
Other securities[a]		40,894,823	1.11

		78,321,024	2.12
FOOD PRODUCTS
Other securities[a]		63,548,075	1.72

		63,548,075	1.72
GAS UTILITIES
Other securities[a]		9,521,611	0.26

		9,521,611	0.26
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	237,715	17,828,625	0.48
Other securities[a]		68,972,983	1.87

		86,801,608	2.35
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	160,714	20,716,035	0.56
Other securities[a]		74,087,497	2.00

		94,803,532	2.56
HEALTH CARE TECHNOLOGY
Other securities[a]		6,435,714	0.17

		6,435,714	0.17

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	152,409	$19,154,763	0.52%
Starbucks Corp.	249,880	14,917,836	0.40
Other securities[a]		47,515,159	1.29

		81,587,758	2.21
HOUSEHOLD DURABLES
Other securities[a]		22,697,097	0.61

		22,697,097	0.61
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	448,347	36,903,442	1.00
Other securities[a]		25,326,837	0.68

		62,230,279	1.68
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		4,044,617	0.11

		4,044,617	0.11
INDUSTRIAL CONGLOMERATES
3M Co.	102,270	17,041,250	0.46
General Electric Co.	1,577,093	50,135,786	1.36
Other securities[a]		13,899,825	0.37

		81,076,861	2.19
INSURANCE
Other securities[a]		105,551,722	2.85

		105,551,722	2.85
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	65,253	38,736,791	1.05
Other securities[a]		23,505,028	0.63

		62,241,819	1.68
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	49,445	37,721,590	1.02
Alphabet Inc. Class Cc	50,220	37,411,389	1.01
Facebook Inc. Class Ac	387,898	44,259,162	1.20
Other securities[a]		26,011,926	0.70

		145,404,067	3.93
IT SERVICES
International Business Machines Corp.	149,422	22,629,962	0.61
MasterCard Inc. Class A	165,709	15,659,501	0.42
Visa Inc. Class A	324,404	24,810,418	0.67
Other securities[a]		72,346,287	1.96

		135,446,168	3.66

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$6,652,699	0.18%

		6,652,699	0.18
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		25,475,510	0.69

		25,475,510	0.69
MACHINERY
Other securities[a]		60,402,088	1.63

		60,402,088	1.63
MARINE
Other securities[a]		845,349	0.02

		845,349	0.02
MEDIA
Comcast Corp. Class A	411,270	25,120,372	0.68
Walt Disney Co. (The)	253,733	25,198,224	0.68
Other securities[a]		67,064,596	1.81

		117,383,192	3.17
METALS & MINING
Other securities[a]		15,262,188	0.41

		15,262,188	0.41
MULTI-UTILITIES
Other securities[a]		39,444,763	1.07

		39,444,763	1.07
MULTILINE RETAIL
Other securities[a]		22,579,928	0.61

		22,579,928	0.61
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	318,303	30,366,106	0.82
Exxon Mobil Corp.	701,898	58,671,654	1.59
Other securities[a]		97,444,979	2.63

		186,482,739	5.04
PAPER & FOREST PRODUCTS
Other securities[a]		2,071,314	0.06

		2,071,314	0.06
PERSONAL PRODUCTS
Other securities[a]		6,608,912	0.18

		6,608,912	0.18
PHARMACEUTICALS
Allergan PLC[c]	66,718	17,882,426	0.48
Bristol-Myers Squibb Co.	282,223	18,028,405	0.49
Johnson & Johnson	466,391	50,463,506	1.36
Merck & Co. Inc.	469,133	24,821,827	0.67

Security	Shares	Value	% of Net Assets
Pfizer Inc.	1,022,322	$30,301,624	0.82%
Other securities[a]		30,046,234	0.82

		171,544,022	4.64
PROFESSIONAL SERVICES
Other securities[a]		15,644,176	0.42

		15,644,176	0.42
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		159,663,688	4.32

		159,663,688	4.32
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		5,006,977	0.14

		5,006,977	0.14
ROAD & RAIL
Other securities[a]		28,144,280	0.76

		28,144,280	0.76
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	798,527	25,832,348	0.70
Other securities[a]		73,586,310	1.99

		99,418,658	2.69
SOFTWARE
Microsoft Corp.	1,336,823	73,832,734	2.00
Oracle Corp.	532,641	21,790,343	0.59
Other securities[a]		64,355,857	1.73

		159,978,934	4.32
SPECIALTY RETAIL
Home Depot Inc. (The)	214,308	28,595,116	0.77
Other securities[a]		70,413,378	1.91

		99,008,494	2.68
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	937,128	102,137,581	2.76
Other securities[a]		27,957,193	0.76

		130,094,774	3.52
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	228,172	14,025,733	0.38
Other securities[a]		20,462,668	0.55

		34,488,401	0.93
THRIFTS & MORTGAGE FINANCE
Other securities[a]		7,451,429	0.20

		7,451,429	0.20

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	330,966	$20,738,329	0.56%
Philip Morris International Inc.	261,889	25,693,930	0.69
Other securities[a]		7,646,888	0.21

		54,079,147	1.46
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		11,363,361	0.31

		11,363,361	0.31
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		983,290	0.03

		983,290	0.03
WATER UTILITIES
Other securities[a]		3,889,008	0.11

		3,889,008	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		3,299,200	0.09

		3,299,200	0.09

TOTAL COMMON STOCKS
(Cost: $3,349,489,747)		3,684,431,592	99.60

RIGHTS

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		779	—

		779	—

TOTAL RIGHTS
(Cost: $0)		779	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	110,151,931	$110,151,931	2.98%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,d,e]	5,594,986	5,594,986	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	7,075,266	7,075,266	0.19

		122,822,183	3.32

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,822,183)		122,822,183	3.32

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,472,311,930)		3,807,254,554	102.92
Other Assets, Less Liabilities		(108,042,748)	(2.92)

NET ASSETS		$3,699,211,806	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	125	Jun. 2016	Chicago Mercantile	$12,821,875	$225,411
S&P MidCap 400 E-Mini	12	Jun. 2016	Chicago Mercantile	1,729,440	43,474

Net unrealized appreciation					$268,885

See notes to financial statements.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$66,279,497,119	$26,186,897,527	$16,296,346,118
Affiliated (Note 2)	1,224,282,141	1,733,941,476	1,892,980,353

Total cost of investments	$67,503,779,260	$27,920,839,003	$18,189,326,471

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$70,638,684,630	$26,532,528,609	$17,285,198,819
Affiliated (Note 2)	1,242,718,112	1,733,941,476	1,892,980,353

Total fair value of investments	71,881,402,742	28,266,470,085	19,178,179,172
Cash	417,395	52,968	—
Cash pledged to broker	4,455,800	1,975,100	927,010
Receivables:
Investment securities sold	36,427,088	150,201,198	127,437,149
Dividends and interest	85,588,964	25,927,336	20,146,734
Capital shares sold	379,217	5,610,431	1,920,833
Futures variation margin	—	11,760	40,560

Total Assets	72,008,671,206	28,450,248,878	19,328,651,458

LIABILITIES
Payables:
Investment securities purchased	75,476,322	197,730,049	129,277,391
Collateral for securities on loan (Note 1)	827,664,872	1,660,328,248	1,885,209,236
Capital shares redeemed	—	6,646,839	1,433,664
Futures variation margin	173,530	—	—
Investment advisory fees (Note 2)	4,101,704	2,604,658	1,698,324

Total Liabilities	907,416,428	1,867,309,794	2,017,618,615

NET ASSETS	$71,101,254,778	$26,582,939,084	$17,311,032,843

Net assets consist of:
Paid-in capital	$68,766,420,741	$27,015,871,411	$16,920,592,881
Undistributed net investment income	—	19,074,970	—
Accumulated net realized loss	(2,046,156,706)	(799,168,651)	(599,112,922)
Net unrealized appreciation	4,380,990,743	347,161,354	989,552,884

NET ASSETS	$71,101,254,778	$26,582,939,084	$17,311,032,843

Shares outstanding[b]	344,100,000	184,400,000	153,700,000

Net asset value per share	$206.63	$144.16	$112.63

[a]	Securities on loan with values of $810,249,607, $1,621,997,246 and $1,849,074,146, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,335,978,601
Affiliated (Note 2)	136,333,329

Total cost of investments	$3,472,311,930

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,669,977,609
Affiliated (Note 2)	137,276,945

Total fair value of investments	3,807,254,554
Cash	86,718
Cash pledged to broker	503,790
Receivables:
Investment securities sold	2,714,984
Due from custodian (Note 4)	1,013
Dividends and interest	4,443,188
Capital shares sold	64,402

Total Assets	3,815,068,649

LIABILITIES
Payables:
Investment securities purchased	1,013
Collateral for securities on loan (Note 1)	115,746,917
Futures variation margin	22,352
Investment advisory fees (Note 2)	86,561

Total Liabilities	115,856,843

NET ASSETS	$3,699,211,806

Net assets consist of:
Paid-in capital	$3,446,323,234
Undistributed net investment income	2,559,857
Accumulated net realized loss	(84,882,794)
Net unrealized appreciation	335,211,509

NET ASSETS	$3,699,211,806

Shares outstanding[b]	39,650,000

Net asset value per share	$93.30

[a]	Securities on loan with a value of $113,236,468. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,464,613,840	$407,904,619	$240,888,681
Dividends — affiliated (Note 2)	8,265,059	—	—
Interest — unaffiliated	2,849	712	—
Interest — affiliated (Note 2)	107,230	28,245	15,502
Securities lending income — affiliated — net (Note 2)	4,278,297	11,454,971	15,115,721
Payment from affiliate (Note 2)	1,728,368	—	—

Total investment income	1,478,995,643	419,388,547	256,019,904

EXPENSES
Investment advisory fees (Note 2)	47,872,522	31,013,766	19,723,851

Total expenses	47,872,522	31,013,766	19,723,851

Net investment income	1,431,123,121	388,374,781	236,296,053

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(393,109,267)	(305,203,167)	(109,867,276)
Investments — affiliated (Note 2)	(1,031,592)	—	—
In-kind redemptions — unaffiliated	3,103,998,156	1,107,903,068	943,517,082
In-kind redemptions — affiliated (Note 2)	17,993,370	—	—
Futures contracts	4,381,288	(3,574,121)	(2,530,546)

Net realized gain	2,732,231,955	799,125,780	831,119,260

Net change in unrealized appreciation/depreciation on:
Investments	(3,023,691,331)	(2,286,175,518)	(1,642,441,371)
Futures contracts	1,835,496	431,453	247,702

Net change in unrealized appreciation/depreciation	(3,021,855,835)	(2,285,744,065)	(1,642,193,669)

Net realized and unrealized loss	(289,623,880)	(1,486,618,285)	(811,074,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,141,499,241	$(1,098,243,504)	$(574,778,356)

[a]	Net of foreign withholding tax of $58,513, $ — and $57,187, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$55,422,747
Dividends — affiliated (Note 2)	275,444
Interest — affiliated (Note 2)	4,098
Securities lending income — affiliated — net (Note 2)	547,060

Total investment income	56,249,349

EXPENSES
Investment advisory fees (Note 2)	1,382,882

Total expenses	1,382,882

Net investment income	54,866,467

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(57,127,729)
Investments — affiliated (Note 2)	(132,115)
In-kind redemptions — unaffiliated	27,943,131
In-kind redemptions — affiliated (Note 2)	96,366
Futures contracts	316,290

Net realized loss	(28,904,057)

Net change in unrealized appreciation/depreciation on:
Investments	14,613,408
Futures contracts	204,413

Net change in unrealized appreciation/depreciation	14,817,821

Net realized and unrealized loss	(14,086,236)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,780,231

[a]	Net of foreign withholding tax of $3,391.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,431,123,121	$1,262,226,280	$388,374,781	$322,455,946
Net realized gain	2,732,231,955	5,219,770,719	799,125,780	2,594,189,507
Net change in unrealized appreciation/depreciation	(3,021,855,835)	976,272,851	(2,285,744,065)	(518,849,436)

Net increase (decrease) in net assets resulting from operations	1,141,499,241	7,458,269,850	(1,098,243,504)	2,397,796,017

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,594,214,272)	(1,257,812,322)	(408,032,284)	(333,661,536)

Total distributions to shareholders	(1,594,214,272)	(1,257,812,322)	(408,032,284)	(333,661,536)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,490,631,041	25,880,234,286	6,869,705,079	13,285,194,483
Cost of shares redeemed	(11,679,768,186)	(17,703,636,799)	(4,641,436,971)	(10,129,436,759)

Net increase in net assets from capital share transactions	2,810,862,855	8,176,597,487	2,228,268,108	3,155,757,724

INCREASE IN NET ASSETS	2,358,147,824	14,377,055,015	721,992,320	5,219,892,205

NET ASSETS
Beginning of year	68,743,106,954	54,366,051,939	25,860,946,764	20,641,054,559

End of year	$71,101,254,778	$68,743,106,954	$26,582,939,084	$25,860,946,764

Undistributed net investment income included in net assets at end of year	$—	$71,562,981	$19,074,970	$—

SHARES ISSUED AND REDEEMED
Shares sold	71,050,000	129,800,000	47,250,000	92,200,000
Shares redeemed	(57,650,000)	(88,100,000)	(33,000,000)	(72,200,000)

Net increase in shares outstanding	13,400,000	41,700,000	14,250,000	20,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$236,296,053	$186,901,813	$54,866,467	$30,327,962
Net realized gain (loss)	831,119,260	1,211,039,289	(28,904,057)	27,295,303
Net change in unrealized appreciation/depreciation	(1,642,193,669)	(157,135,179)	14,817,821	124,084,690

Net increase (decrease) in net assets resulting from operations	(574,778,356)	1,240,805,923	40,780,231	181,707,955

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(244,297,334)	(193,554,220)	(57,244,775)	(30,037,563)

Total distributions to shareholders	(244,297,334)	(193,554,220)	(57,244,775)	(30,037,563)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,557,741,667	4,507,022,778	1,606,678,652	918,172,614
Cost of shares redeemed	(2,612,168,239)	(3,624,648,570)	(74,016,054)	(74,278,206)

Net increase in net assets from capital share transactions	1,945,573,428	882,374,208	1,532,662,598	843,894,408

INCREASE IN NET ASSETS	1,126,497,738	1,929,625,911	1,516,198,054	995,564,800

NET ASSETS
Beginning of year	16,184,535,105	14,254,909,194	2,183,013,752	1,187,448,952

End of year	$17,311,032,843	$16,184,535,105	$3,699,211,806	$2,183,013,752

Undistributed net investment income included in net assets at end of year	$—	$—	$2,559,857	$416,071

SHARES ISSUED AND REDEEMED
Shares sold	40,400,000	40,500,000	17,450,000	10,050,000
Shares redeemed	(23,800,000)	(32,800,000)	(850,000)	(850,000)

Net increase in shares outstanding	16,600,000	7,700,000	16,600,000	9,200,000

See notes to financial statements.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$207.87	$188.12	$157.51	$141.28	$133.00

Income from investment operations:
Net investment income[a]	4.28	4.01	3.51	3.20	2.63
Net realized and unrealized gain (loss)[b]	(0.76)	19.69	30.53	16.14	8.29

Total from investment operations	3.52	23.70	34.04	19.34	10.92

Less distributions from:
Net investment income	(4.76)	(3.95)	(3.43)	(3.11)	(2.64)

Total distributions	(4.76)	(3.95)	(3.43)	(3.11)	(2.64)

Net asset value, end of year	$206.63	$207.87	$188.12	$157.51	$141.28

Total return	1.74%[c]	12.66%	21.79%	13.90%	8.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$71,101,255	$68,743,107	$54,366,052	$41,031,303	$29,994,594
Ratio of expenses to average net assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of net investment income to average net assets	2.09%	2.00%	2.02%	2.23%	2.05%
Portfolio turnover rate[d]	4%	4%	5%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 1.73%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$151.99	$137.47	$115.10	$99.26	$98.72

Income from investment operations:
Net investment income[a]	2.16	1.99	1.74	1.56	1.07
Net realized and unrealized gain (loss)[b]	(7.77)	14.51	22.45	15.82	0.62

Total from investment operations	(5.61)	16.50	24.19	17.38	1.69

Less distributions from:
Net investment income	(2.22)	(1.98)	(1.82)	(1.54)	(1.15)

Total distributions	(2.22)	(1.98)	(1.82)	(1.54)	(1.15)

Net asset value, end of year	$144.16	$151.99	$137.47	$115.10	$99.26

Total return	(3.67)%	12.09%	21.16%	17.72%	1.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$26,582,939	$25,860,947	$20,641,055	$15,187,141	$10,992,618
Ratio of expenses to average net assets	0.12%	0.13%	0.14%	0.17%	0.20%
Ratio of net investment income to average net assets	1.50%	1.40%	1.39%	1.55%	1.16%
Portfolio turnover rate[c]	15%	15%	11%	9%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$118.05	$110.16	$87.17	$76.32	$73.59

Income from investment operations:
Net investment income[a]	1.61	1.47	1.18	1.28	0.81
Net realized and unrealized gain (loss)[b]	(5.40)	7.93	22.99	10.87	2.71

Total from investment operations	(3.79)	9.40	24.17	12.15	3.52

Less distributions from:
Net investment income	(1.63)	(1.51)	(1.18)	(1.30)	(0.79)

Total distributions	(1.63)	(1.51)	(1.18)	(1.30)	(0.79)

Net asset value, end of year	$112.63	$118.05	$110.16	$87.17	$76.32

Total return	(3.19)%	8.61%	27.84%	16.13%	4.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$17,311,033	$16,184,535	$14,254,909	$9,737,264	$7,799,851
Ratio of expenses to average net assets	0.12%	0.13%	0.14%	0.17%	0.20%
Ratio of net investment income to average net assets	1.44%	1.33%	1.18%	1.66%	1.16%
Portfolio turnover rate[c]	17%	14%	11%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$94.71	$85.74	$71.62	$63.98	$60.56

Income from investment operations:
Net investment income[a]	1.92	1.78	1.55	1.37	1.08
Net realized and unrealized gain (loss)[b]	(1.46)	8.86	14.04	7.59	3.41

Total from investment operations	0.46	10.64	15.59	8.96	4.49

Less distributions from:
Net investment income	(1.87)	(1.67)	(1.47)	(1.32)	(1.07)

Total distributions	(1.87)	(1.67)	(1.47)	(1.32)	(1.07)

Net asset value, end of year	$93.30	$94.71	$85.74	$71.62	$63.98

Total return	0.51%	12.47%	21.93%	14.22%	7.63%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,699,212	$2,183,014	$1,187,449	$601,586	$387,099
Ratio of expenses to average net assets	0.05%	0.07%	0.07%	0.13%	0.20%
Ratio of net investment income to average net assets	2.08%	1.95%	1.96%	2.12%	1.84%
Portfolio turnover rate[c]	14%	4%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Core S&P 500
Investments:
Assets:
Common Stocks	$70,976,021,930	$—	$—	$70,976,021,930
Money Market Funds	905,380,812	—	—	905,380,812

Total	$71,881,402,742	$—	$—	$71,881,402,742

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$3,367,261	$—	$—	$3,367,261

Total	$3,367,261	$—	$—	$3,367,261

Core S&P Mid-Cap
Investments:
Assets:
Common Stocks	$26,532,528,609	$—	$—	$26,532,528,609
Money Market Funds	1,733,941,476	—	—	1,733,941,476

Total	$28,266,470,085	$—	$—	$28,266,470,085

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,530,272	$—	$—	$1,530,272

Total	$1,530,272	$—	$—	$1,530,272

Core S&P Small-Cap
Investments:
Assets:
Common Stocks	$17,240,595,916	$—	$44,602,903	$17,285,198,819
Money Market Funds	1,892,980,353	—	—	1,892,980,353

Total	$19,133,576,269	$—	$44,602,903	$19,178,179,172

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$700,183	$—	$—	$700,183

Total	$700,183	$—	$—	$700,183

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Core S&P Total U.S. Stock Market
Investments:
Assets:
Common Stocks	$3,684,129,161	$36,262	$266,169	$3,684,431,592
Rights	—	779	—	779
Money Market Funds	122,822,183	—	—	122,822,183

Total	$3,806,951,344	$37,041	$266,169	$3,807,254,554

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$268,885	$—	$—	$268,885

Total	$268,885	$—	$—	$268,885

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P 500
Barclays Capital Inc.	$6,648,807	$6,648,807	$—
BNP Paribas Prime Brokerage Inc.	35,156,906	35,156,906	—
Citigroup Global Markets Inc.	42,322,827	42,322,827	—
Credit Suisse Securities (USA) LLC	8,192,055	8,192,055	—
Deutsche Bank Securities Inc.	79,883,038	79,883,038	—
Goldman Sachs & Co.	142,207,742	142,207,742	—
HSBC Bank PLC	1,327,324	1,327,324	—
Jefferies LLC	10,765,044	10,765,044	—
JPMorgan Clearing Corp.	213,571,235	213,571,235	—
Merrill Lynch, Pierce, Fenner & Smith	45,046,735	45,046,735	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	107,202,092	107,202,092	—
National Financial Services LLC	243,440	243,440	—
Scotia Capital (USA) Inc.	4,630,723	4,630,723	—
SG Americas Securities LLC	1,073,713	1,073,713	—
State Street Bank & Trust Company	61,179,453	61,179,453	—
Timber Hill LLC	45,369	45,369	—
UBS Securities LLC	48,971,229	48,971,229	—
Wells Fargo Securities LLC	1,781,875	1,781,875	—

	$810,249,607	$810,249,607	$—

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Mid-Cap
Barclays Capital Inc.	$20,485,616	$20,485,616	$—
BNP Paribas Prime Brokerage Inc.	18,076,384	18,076,384	—
Citigroup Global Markets Inc.	66,047,512	66,047,512	—
Credit Suisse Securities (USA) LLC	54,521,426	54,521,426	—
Deutsche Bank Securities Inc.	120,533,240	120,533,240	—
Goldman Sachs & Co.	416,423,810	416,423,810	—
HSBC Bank PLC	19,526,739	19,526,739	—
Jefferies LLC	1,984,397	1,984,397	—
JPMorgan Clearing Corp.	295,724,328	295,724,328	—
Merrill Lynch, Pierce, Fenner & Smith	148,009,583	148,009,583	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	257,191,808	257,191,808	—
National Financial Services LLC	8,676,479	8,676,479	—
Scotia Capital (USA) Inc.	15,996,725	15,996,725	—
SG Americas Securities LLC	2,673	2,673	—
State Street Bank & Trust Company	69,018,996	69,018,996	—
UBS Securities LLC	106,989,116	106,989,116	—
Wells Fargo Securities LLC	2,788,414	2,773,287	(15,127)

	$1,621,997,246	$1,621,982,119	$(15,127)

Core S&P Small-Cap
Barclays Capital Inc.	$38,786,499	$38,786,499	$—
BNP Paribas Prime Brokerage Inc.	48,778,155	48,778,155	—
Citigroup Global Markets Inc.	102,666,258	102,666,258	—
Credit Suisse Securities (USA) LLC	101,216,165	101,216,165	—
Deutsche Bank Securities Inc.	213,221,419	213,221,419	—
Goldman Sachs & Co.	361,634,029	361,634,029	—
HSBC Bank PLC	8,944,063	8,944,063	—
Jefferies LLC	13,957,495	13,957,495	—
JPMorgan Clearing Corp.	279,514,230	279,514,230	—
Merrill Lynch, Pierce, Fenner & Smith	139,895,027	139,895,027	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	302,576,827	302,576,827	—
National Financial Services LLC	26,273,272	26,273,272	—
Scotia Capital (USA) Inc.	32,934,049	32,934,049	—
SG Americas Securities LLC	1,012,741	1,012,741	—
State Street Bank & Trust Company	47,824,310	47,824,310	—
Timber Hill LLC	756,869	756,869	—
UBS Securities LLC	115,405,786	115,405,786	—
Wells Fargo Securities LLC	13,676,952	13,676,952	—

	$1,849,074,146	$1,849,074,146	$—

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Total U.S. Stock Market
Barclays Capital Inc.	$2,332,672	$2,332,672	$—
BMO Capital Markets	333,440	333,440	—
BNP Paribas Prime Brokerage Inc.	1,367,326	1,367,326	—
Citigroup Global Markets Inc.	8,395,108	8,395,108	—
Credit Suisse Securities (USA) LLC	6,841,222	6,841,222	—
Deutsche Bank Securities Inc.	11,066,145	11,066,145	—
Goldman Sachs & Co.	22,978,082	22,978,082	—
HSBC Bank PLC	384,519	384,519	—
Jefferies LLC	1,268,914	1,268,914	—
JPMorgan Clearing Corp.	19,340,527	19,340,527	—
Merrill Lynch, Pierce, Fenner & Smith	7,843,171	7,843,171	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,767,125	10,767,125	—
National Financial Services LLC	1,210,943	1,210,943	—
Scotia Capital (USA) Inc.	701,687	701,687	—
SG Americas Securities LLC	259,945	259,945	—
State Street Bank & Trust Company	5,684,608	5,684,608	—
Timber Hill LLC	156,397	156,397	—
UBS Securities LLC	11,390,870	11,390,870	—
Wells Fargo Securities LLC	913,767	913,767	—

	$113,236,468	$113,236,468	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.07%
Core S&P Mid-Cap	0.12
Core S&P Small Cap	0.12
Core S&P Total U.S. Stock Market	0.03

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to November 11, 2015, for its investment advisory services to the iShares Core S&P Total U.S. Stock Market ETF, BFA was entitled to an annual investment advisory fee of 0.07% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,968,703
Core S&P Mid-Cap	5,049,769
Core S&P Small-Cap	6,514,858
Core S&P Total U.S. Stock Market	235,980

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

The iShares Core S&P 500 ETF received a payment from BFA to compensate the Fund for the impact of an incorrect processing of the elections made on a corporate action. The payment is reported in the Fund’s statement of operations under “Payment from affiliate”.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	1,085,442,444	298,412,135
Core S&P Mid-Cap	1,460,853,905	958,761,378
Core S&P Small-Cap	434,525,578	1,165,335,194
Core S&P Total U.S. Stock Market	69,527,528	150,150,394

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	475,505	118,697	(95,386)	498,816	$169,881,765	$4,276,120	$9,918,391
PNC Financial Services Group Inc. (The)	1,951,672	437,788	(409,378)	1,980,082	167,455,535	3,988,939	7,043,387

					$337,337,300	$8,265,059	$16,961,778

Core S&P Total U.S. Stock Market
BlackRock Inc.	13,394	10,435	(2,458)	21,371	$7,278,321	$146,887	$(40,538)
PNC Financial Services Group Inc. (The)	55,202	41,322	(11,666)	84,858	7,176,441	128,557	4,789

					$14,454,762	$275,444	$(35,749)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$3,376,486,592	$2,715,773,969
Core S&P Mid-Cap	4,899,394,218	3,865,836,652
Core S&P Small-Cap	3,103,137,317	2,725,406,964
Core S&P Total U.S. Stock Market	396,485,964	358,896,440

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$14,436,999,350	$11,618,177,755
Core S&P Mid-Cap	6,791,422,202	4,575,693,877
Core S&P Small-Cap	4,476,505,849	2,563,015,249
Core S&P Total U.S. Stock Market	1,599,583,512	73,613,213

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of March 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$3,367,261	$1,530,272	$700,183	$268,885

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$4,381,288	$(3,574,121)	$(2,530,546)	$316,290

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$1,835,496	$431,453	$247,702	$204,413

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2016:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Average value of contracts purchased	$100,997,295	$40,854,576	$20,204,112	$6,643,458

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

March 31, 2016, attributable to the characterization of corporate actions, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core S&P 500	$2,848,716,039	$91,528,170	$(2,940,244,209)
Core S&P Mid-Cap	998,648,323	38,732,473	(1,037,380,796)
Core S&P Small-Cap	881,463,380	8,001,281	(889,464,661)
Core S&P Total U.S. Stock Market	24,353,034	4,522,094	(28,875,128)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Core S&P 500
Ordinary income	$1,594,214,272	$1,257,812,322

Core S&P Mid-Cap
Ordinary income	$408,032,284	$333,661,536

Core S&P Small-Cap
Ordinary income	$244,297,334	$193,554,220

Core S&P Total U.S. Stock Market
Ordinary income	$57,244,775	$30,037,563

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core S&P 500	$—	$(967,493,154)	$3,305,312,461	$(2,985,270)	$2,334,834,037
Core S&P Mid-Cap	19,074,970	(254,664,436)	(155,335,046)	(42,007,815)	(432,932,327)
Core S&P Small-Cap	—	(70,392,345)	496,301,866	(35,469,559)	390,439,962
Core S&P Total U.S. Stock Market	2,554,155	(8,482,833)	261,948,105	(3,130,855)	252,888,572

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core S&P 500	$—	$328,702,036	$559,115,228	$79,675,890	$967,493,154
Core S&P Mid-Cap	180,950,233	—	73,714,203	—	254,664,436
Core S&P Small-Cap	—	—	70,392,345	—	70,392,345
Core S&P Total U.S. Stock Market	—	1,314,526	4,869,583	2,298,724	8,482,833

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Core S&P 500	$59,102,708
Core S&P Small-Cap	81,277,546
Core S&P Total U.S. Stock Market	2,012,198

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$68,576,090,281	$8,738,066,544	$(5,432,754,083)	$3,305,312,461
Core S&P Mid-Cap	28,421,805,131	2,775,296,319	(2,930,631,365)	(155,335,046)
Core S&P Small-Cap	18,681,877,306	2,500,348,145	(2,004,046,279)	496,301,866
Core S&P Total U.S. Stock Market	3,545,306,449	442,839,546	(180,891,441)	261,948,105

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core S&P Total U.S. Stock Market ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Core S&P 500	$1,428,739,500
Core S&P Mid-Cap	368,885,250
Core S&P Small-Cap	185,781,415
Core S&P Total U.S. Stock Market	54,626,110

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Core S&P 500	94.17%
Core S&P Mid-Cap	81.55
Core S&P Small-Cap	74.12
Core S&P Total U.S. Stock Market	90.76

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$4.724378	$—	$0.033726	$4.758104	99%	—%	1%	100%
Core S&P Mid-Cap	2.118942	—	0.102864	2.221806	95	—	5	100
Core S&P Small-Cap	1.559419	—	0.074751	1.634170	95	—	5	100
Core S&P Total U.S. Stock Market	1.845798	—	0.020884	1.866682	99	—	1	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	57

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Core S&P Small-Cap ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The Company has registered the iShares Core S&P 500 ETF, the iShares Core S&P Mid-Cap ETF and the iShares Core S&P Small-Cap ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P 500 ETF in respect of the Company’s financial year ending 31 December 2015 is USD 11.6 million. This figure is comprised of fixed remuneration of USD 4.51 million and variable remuneration of USD 7.09 million. There were a total of 457 beneficiaries of the remuneration described above.

SUPPLEMENTAL INFORMATION	59

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P 500 ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 1.38 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 333.95 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the Company’s financial year ending 31 December 2015 is USD 4.37 million. This figure is comprised of fixed remuneration of USD 1.7 million and variable remuneration of USD 2.67 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 518.88 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 125.66 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the Company’s financial year ending 31 December 2015 is USD 2.81 million. This figure is comprised of fixed remuneration of USD 1.09 million and variable remuneration of USD 1.72 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 333.64 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 80.8 thousand.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	61

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years

Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	63

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-302-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets declined for the 12 months ended March 31, 2016 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -4.34% for the reporting period.

The reporting period was characterized by a continued divergence in economic growth and central bank policy between the U.S. and the rest of the world. The U.S. economy remained one of the strongest economies among developed countries, growing by 2.4% in 2015. In response, the U.S. Federal Reserve Bank (the “Fed”) raised its short-term interest rate target for the first time since June 2006. The Fed’s December 2015 rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In contrast, weaker economic growth in most other regions of the globe led many of the world’s central banks to take more aggressive actions to stimulate economic activity. For example, the European Central Bank initiated quantitative easing at the beginning of the reporting period and expanded these measures in late 2015 and early 2016. Meanwhile, the Bank of Japan supplemented its own quantitative easing program by introducing negative interest rates in early 2016.

Other factors contributed to heightened volatility in the global equity markets during the reporting period. Geopolitical turmoil in the Middle East continued to cast a shadow over global equity markets. Energy and commodity prices fell sharply during the reporting period as slowing economic growth in China — the world’s largest consumer of commodities — dampened demand.

Regionally, U.S. stocks held up the best, posting relatively flat returns for the reporting period. This performance reflected an inconsistent and uncertain economic environment. On the positive side, employment growth was fairly robust, sending the unemployment rate to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. However, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

European equity markets declined by approximately 8% for the reporting period. Economic growth in the eurozone was just 1.6% in 2015, though this represented a measure of improvement over its 1% growth rate in 2014. Ireland, Denmark, and Belgium were among the only European equity markets to post positive returns for the reporting period, while markets in Spain and Italy declined the most.

Equity markets in the Asia/Pacific region fell by approximately 10% as economic growth in the region’s major economies — including China and Japan — slowed markedly. The New Zealand stock market fared the best for the reporting period, while markets in Australia and Singapore underperformed.

Emerging markets stocks were down by about 12% for the reporting period. Emerging economies dependent on commodity exports were adversely affected by declining demand and lower commodity prices, with some falling into recession. The best-performing emerging markets included Hungary, Russia, and Turkey, while markets in Greece, Egypt, and China fell the most.

Currency fluctuations had a slightly positive impact on global equity market performance as the U.S. dollar depreciated against a number of foreign currencies during the reporting period. The U.S. Dollar Index, which measures the dollar against a basket of six major foreign currencies, declined by 4% for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL 100 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.52)%	(3.71)%	(3.73)%	(3.52)%	(3.71)%	(3.73)%
5 Years	5.11%	4.98%	4.98%	28.28%	27.51%	27.48%
10 Years	3.68%	3.63%	3.53%	43.54%	42.89%	41.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,053.80	$2.05	$1,000.00	$1,023.00	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL 100 ETF

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.52%, net of fees, while the total return for the Index was -3.73%.

As represented by the Index, global large-capitalization stocks declined for the reporting period. Global equity markets fell overall, largely due to concerns about China’s slowing economic growth. Global stocks declined for much of the reporting period before generally rebounding late in the reporting period amid additional economic stimulus measures from several global central banks.

The weakest-performing stocks in the Index were in Europe, where returns were generally negative. Among European countries represented in the Index, the most significant decliners included the United Kingdom, Switzerland, Spain, and Germany, while France and the Netherlands declined less than the broader European market. European equity markets generally struggled amid concerns about economic growth prospects in China and other emerging markets. Late in the reporting period, the European Central Bank increased the negative deposit rate and its monthly asset purchases.

Asian equity markets also had negative returns, led by the weak performance of the Japanese market. Japanese stocks fell, although the country’s economy rebounded to growth in the final three quarters of 2015 after contracting for four consecutive quarters. However, exports and production have been negatively affected by slowdowns in emerging markets, including in China. Japanese policymakers increased their economic stimulus measures, including the introduction of negative interest rates in early 2016. South Korea also detracted from performance, as its equity market fell amid global growth concerns, particularly regarding China, South Korea’s main trading partner.

U.S. stocks, which comprised 58% of the Index on average, produced positive results. Over the reporting period, the U.S. labor market improved, the unemployment rate declined steadily, and the country’s economy continued to grow modestly. Slower economic growth in the second half of the reporting period led to market volatility, limiting the U.S. equity market’s advance for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	23.25%
Consumer Staples	15.46
Health Care	14.26
Financials	13.72
Energy	10.35
Consumer Discretionary	8.15
Industrials	8.11
Materials	2.97
Telecommunication Services	2.55
Utilities	1.18

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	60.79%
United Kingdom	10.56
Switzerland	6.50
Germany	6.04
France	5.96
Japan	4.10
Spain	1.84
Netherlands	1.75
South Korea	1.49
Australia	0.63

TOTAL	99.66%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.17)%	(20.01)%	(20.89)%	(20.17)%	(20.01)%	(20.89)%
5 Years	(10.53)%	(10.50)%	(11.95)%	(42.66)%	(42.58)%	(47.07)%
Since Inception	(17.96)%	(17.90)%	(19.09)%	(78.53)%	(78.41)%	(80.70)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.30	$2.44	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -20.17%, net of fees, while the total return for the Index was -20.89%.

As represented by the Index, global clean energy-related stocks declined for the reporting period and lagged the performance of broader global equity indexes.

Global clean energy stocks faced a challenging and volatile environment during the reporting period. A key driver of declines for stocks in this category was a drop in the price of oil, which plummeted during the reporting period, falling in February 2016 to its lowest level since 2003.

Reduced oil prices, in turn, translated into lower costs that consumers pay for some traditional energy sources. Sales of gas-electric and hybrid automobiles declined as the price of traditional gasoline fell. In 2015, sales of hybrid vehicles fell 16% in the U.S., while sales of plug-in hybrid vehicles dropped 24%, as gasoline usage climbed 4% — its largest increase since 1988.

Natural gas prices declined along with oil prices, reducing the cost advantage of solar power as wholesale power prices fell.

Wind power, one of the least expensive forms of renewable energy, represented a bright spot among renewable energy companies. Because the cost of building and operating a new wind power plant is comparable to that for traditional energy, the decline in oil prices had little impact on the industry. Europe’s wind turbine producers experienced surging demand, creating gains for turbine makers in Denmark, Spain, and Germany.

Worldwide investment in clean energy grew overall, reaching a new high in 2015 as a whole as President Obama unveiled the final version of the Clean Power Plan and China announced an aggressive cap-and-trade system to limit carbon emissions.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Renewable Electricity	21.54%
Heavy Electrical Equipment	18.55
Semiconductors	18.07
Electric Utilities	14.19
Environmental & Facilities Services	9.61
Semiconductor Equipment	9.07
Independent Power Producers & Energy Traders	5.51
Electrical Components & Equipment	2.96
Construction & Engineering	0.50

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

China	25.28%
United States	24.20
New Zealand	9.26
Spain	7.19
Brazil	6.34
Denmark	5.99
Japan	5.51
Germany	4.62
Austria	4.38
Portugal	4.19

TOTAL	96.96%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.55)%	(3.63)%	(3.82)%	(3.55)%	(3.63)%	(3.82)%
5 Years	5.06%	4.93%	4.88%	27.97%	27.20%	26.88%
Since Inception	0.54%	0.52%	0.35%	4.61%	4.40%	2.94%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.10	$2.47	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.55%, net of fees, while the total return for the Index was -3.82%.

As represented by the Index, global infrastructure-related stocks declined for the reporting period and performed in line with the performance of broader global equity indexes.

Global infrastructure stocks faced a challenging economic environment during the reporting period. Global economic growth remained muted, as evidenced by tepid output levels, concerns about China’s economy persisted, and oil and commodity prices sank. In the U.S. and other developed markets, aging and inadequate infrastructure stood in need of renovation or replacement, highlighted by a widespread blackout in Washington, D.C. due to a severed line in Maryland and a crisis surrounding toxic drinking water in Flint, Michigan. In emerging markets, the widespread need for infrastructure was a catalyst for the Bank of China’s development of the Asian Infrastructure Investment Bank, launched in January 2016 to fund infrastructure projects in the Asian region.

A notable attribute of infrastructure stocks in general is their relatively high dividend yields. That characteristic helped infrastructure stocks during the reporting period, as the yields were attractive to investors searching for yield in an environment of low global interest rates.

Within the sector, transportation-related stocks underperformed the overall Index. The sharp plunge in the price of oil provided some support for airline stocks by lowering fuel expenses. Others in the group, including trucking and rail companies, declined despite reduced fuel expenses, as demand for transported goods waned. Utilities stocks delivered positive results during the reporting period. Energy stocks declined significantly, as oil prices fell during the course of the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Electric Utilities	24.72%
Oil & Gas Storage & Transportation	19.84
Airport Services	17.73
Highways & Railtracks	16.48
Multi-Utilities	13.66
Marine Ports & Services	5.99
Independent Power Producers & Energy Traders	0.88
Water Utilities	0.35
Gas Utilities	0.35

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	38.41%
Canada	9.27
Spain	8.70
Australia	8.34
Italy	6.72
United Kingdom	5.42
France	5.20
China	4.23
Japan	2.93
Mexico	2.17

TOTAL	91.39%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.25)%	(12.47)%	(12.44)%	(12.25)%	(12.47)%	(12.44)%
5 Years	0.39%	0.26%	(0.07)%	1.94%	1.29%	(0.36)%
Since Inception	1.59%	1.54%	1.05%	13.03%	12.60%	8.49%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,066.40	$2.48	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the the S&P Global Timber & Forestry Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -12.25%, net of fees, while the total return for the Index was -12.44%.

As represented by the Index, global timber and forestry stocks declined for the reporting period and lagged the performance of broad global equity indexes. Although some economic data was positive, notably employment figures in the U.S., global economic growth remained muted. Notably, the economic slowdown in China significantly dampened demand and prices for lumber during the reporting period.

The largest industry weighting in the Index, paper and forest products, struggled with declining overall demand amid volatile global housing and construction markets. U.S. lumber prices fell for the first half of the reporting period, dipping to a five-year low in September 2015, but rebounded in the final months of 2015. Driving the decline was reduced demand from China, where housing construction and remodeling activity slowed along with its economy.

Partially offsetting China’s reduced demand, U.S. housing markets generally improved during the course of the reporting period, with homebuilders in 2015 constructing the most homes in a calendar year since 2007 and in February 2016 reaching a seasonally adjusted annual pace of 1.15 million units, exceeding forecasts. Brazil’s lumber production levels for the 2015 calendar year were the highest since 2007, despite softening over the course of the year. Meanwhile, the expiration of the Softwood Lumber Agreement between the U.S. and Canada in October 2015 brought uncertainty to both markets.

Real estate investment trusts that invest in timberland struggled for much of the reporting period, but rebounded in the final months as clarity surrounding the direction of interest rates helped the U.S. housing market.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Paper Products	41.41%
Paper Packaging	23.68
Specialized REITs	19.97
Forest Products	10.94
Homebuilding	4.00

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/16

Country	Percentage of Total Investments*

United States	40.47%
Japan	11.66
Finland	11.36
Brazil	10.89
Canada	9.33
Sweden	4.16
Ireland	4.12
United Kingdom	4.01
South Africa	4.00

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL 100 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.50%

AUSTRALIA — 0.62%
BHP Billiton Ltd.	576,752	$7,480,214
Westfield Corp.	348,492	2,678,093

		10,158,307
FRANCE — 5.93%
AXA SA	343,520	8,099,274
Carrefour SA	106,752	2,941,480
Cie. de Saint-Gobain	89,496	3,949,887
Engie SA	291,540	4,531,543
L’Oreal SA	43,837	7,865,332
LVMH Moet Hennessy Louis Vuitton SE	49,115	8,423,338
Orange SA	414,484	7,271,450
Sanofi	212,892	17,190,720
Schneider Electric SE	104,864	6,636,909
Societe Generale SA	145,092	5,370,232
Total SA	437,280	19,962,004
Vivendi SA	212,682	4,478,848

		96,721,017
GERMANY — 6.01%
Allianz SE Registered	81,814	13,327,398
BASF SE	164,703	12,443,674
Bayer AG Registered	148,400	17,468,990
Daimler AG Registered	178,540	13,706,786
Deutsche Bank AG Registered	247,601	4,218,200
Deutsche Telekom AG Registered	570,230	10,250,688
E.ON SE	360,696	3,468,282
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	26,216	5,340,059
RWE AG	89,948	1,165,941
Siemens AG Registered	148,604	15,774,185
Volkswagen AGa	5,426	788,667

		97,952,870
JAPAN — 4.08%
Bridgestone Corp.	122,200	4,571,831
Canon Inc.	195,450	5,834,199
Honda Motor Co. Ltd.	323,400	8,879,509
Nissan Motor Co. Ltd.	462,000	4,281,089
Panasonic Corp.	411,800	3,786,604
Seven & I Holdings Co. Ltd.	142,620	6,080,653
Sony Corp.	226,000	5,817,145
Toyota Motor Corp.	514,600	27,251,205

		66,502,235

Security	Shares	Value
NETHERLANDS — 1.74%
Aegon NV	262,612	$1,446,621
ING Groep NV CVA	693,846	8,404,849
Koninklijke Philips NV	168,596	4,809,816
Unilever NV CVA	307,720	13,810,842

		28,472,128
SOUTH KOREA — 1.48%
Samsung Electronics Co. Ltd. GDR[a]	42,369	24,129,145

		24,129,145
SPAIN — 1.83%
Banco Bilbao Vizcaya Argentaria SA	1,132,591	7,539,946
Banco Santander SA	2,565,971	11,327,783
Repsol SA	191,196	2,161,345
Telefonica SA	784,974	8,812,786

		29,841,860
SWEDEN — 0.34%
Telefonaktiebolaget LM Ericsson Class B	548,728	5,503,051

		5,503,051
SWITZERLAND — 6.47%
ABB Ltd. Registered	360,244	7,049,520
Credit Suisse Group AG Registered	309,238	4,394,851
Nestle SA Registered	573,486	43,027,170
Novartis AG Registered	480,488	34,971,037
Swiss Re AG	61,593	5,717,765
UBS Group AG	639,256	10,339,973

		105,500,316
UNITED KINGDOM — 10.51%
Anglo American PLC[a]	253,120	2,008,591
AstraZeneca PLC	224,037	12,566,377
Aviva PLC	729,980	4,785,402
Barclays PLC	2,783,416	6,000,905
BP PLC	3,267,508	16,444,406
Diageo PLC	449,288	12,150,005
GlaxoSmithKline PLC	874,168	17,740,956
HSBC Holdings PLC	3,495,974	21,802,448
National Grid PLC	703,312	9,979,312
Prudential PLC	458,780	8,578,852
Rio Tinto PLC	216,508	6,085,261
Royal Dutch Shell PLC Class A	755,559	18,287,649
Royal Dutch Shell PLC Class B	671,994	16,419,568

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2016

Security	Shares	Value
Standard Chartered PLC	491,134	$3,335,763
Vodafone Group PLC	4,747,356	15,093,304

		171,278,799
UNITED STATES — 60.49%
3M Co.	108,932	18,151,339
Alphabet Inc. Class Ab	52,432	40,000,373
Alphabet Inc. Class Cb	53,476	39,836,946
Aon PLC	48,364	5,051,620
Apple Inc.	995,007	108,445,813
Bristol-Myers Squibb Co.	299,168	19,110,852
Caterpillar Inc.	104,864	8,026,291
Chevron Corp.	337,957	32,241,098
Citigroup Inc.	529,719	22,115,768
Coca-Cola Co. (The)	699,735	32,460,707
Colgate-Palmolive Co.	160,012	11,304,848
Dow Chemical Co. (The)	200,460	10,195,396
EI du Pont de Nemours & Co.	156,392	9,902,741
EMC Corp./MA	350,300	9,335,495
Exxon Mobil Corp.	746,019	62,359,728
Ford Motor Co.	699,244	9,439,794
General Electric Co.	1,673,689	53,206,573
Goldman Sachs Group Inc. (The)	70,419	11,054,375
HP Inc.	310,072	3,820,087
Intel Corp.	848,404	27,445,869
International Business Machines Corp.	158,767	24,045,262
Johnson & Johnson	495,556	53,619,159
JPMorgan Chase & Co.	658,970	39,024,203
Kimberly-Clark Corp.	64,659	8,697,282
Marsh & McLennan Companies Inc.	94,016	5,715,233
McDonald’s Corp.	161,816	20,337,035
Merck & Co. Inc.	498,562	26,378,915
Microsoft Corp.	1,419,744	78,412,461
Morgan Stanley	275,720	6,895,757
NIKE Inc. Class B	242,056	14,879,182
PepsiCo Inc.	260,043	26,649,207
Pfizer Inc.	1,085,364	32,170,189
Philip Morris International Inc.	277,702	27,245,343
Procter & Gamble Co. (The)	476,628	39,231,251
Texas Instruments Inc.	180,935	10,389,288
Twenty-First Century Fox Inc. Class A	200,688	5,595,181
United Technologies Corp.	139,539	13,967,854

Security	Shares	Value
Wal-Mart Stores Inc.	281,687	$19,292,743

		986,051,258

TOTAL COMMON STOCKS
(Cost: $1,551,157,955)		1,622,110,986

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	25,319,008	25,319,008
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,286,038	1,286,038
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,391,560	1,391,560

		27,996,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,996,606)		27,996,606

TOTAL INVESTMENTS IN SECURITIES — 101.22%
(Cost: $1,579,154,561)		1,650,107,592
Other Assets, Less Liabilities — (1.22)%		(19,941,847)

NET ASSETS — 100.00%		$1,630,165,745

GDR — Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 93.07%

AUSTRIA — 4.36%
Verbund AGa	284,074	$3,635,338

		3,635,338
CANADA — 2.11%
Canadian Solar Inc.[a,b]	91,374	1,761,691

		1,761,691
CHINA — 25.12%
China Everbright International Ltd.[a]	3,148,000	3,514,666
China Longyuan Power Group Corp. Ltd.	4,047,000	2,994,860
China Singyes Solar Technologies Holdings Ltd.[a]	989,000	416,942
Dongfang Electric Corp. Ltd. Class H	755,800	624,592
GCL-Poly Energy Holdings Ltd.[a]	22,395,000	3,695,663
Huaneng Renewables Corp. Ltd. Class H	8,316,000	2,583,824
JinkoSolar Holding Co. Ltd.[a,b]	46,944	981,599
Shunfeng International Clean Energy Ltd.[a,b]	5,936,000	1,163,239
Trina Solar Ltd. ADR[a,b]	191,913	1,907,615
Xinyi Solar Holdings Ltd.[a]	8,634,000	3,072,221

		20,955,221
DENMARK — 5.95%
Vestas Wind Systems A/S	70,240	4,963,464

		4,963,464
GERMANY — 4.59%
Nordex SEb	139,387	3,830,391

		3,830,391
JAPAN — 5.47%
Electric Power Development Co. Ltd.	146,000	4,565,951

		4,565,951
NEW ZEALAND — 9.20%
Meridian Energy Ltd.	2,641,812	4,805,629
Mighty River Power Ltd.	1,415,284	2,869,284

		7,674,913
NORWAY — 0.90%
REC Silicon ASA[a,b]	4,458,068	754,577

		754,577

Security	Shares	Value
PORTUGAL — 4.17%
EDP Renovaveis SA	454,438	$3,474,807

		3,474,807
SPAIN — 7.15%
Gamesa Corp. Tecnologica SA	301,263	5,961,481

		5,961,481
UNITED STATES — 24.05%
Covanta Holding Corp.	264,039	4,451,697
First Solar Inc.[a,b]	95,062	6,508,895
Pattern Energy Group Inc.[a]	123,033	2,346,239
Solarcity Corp.[a,b]	99,834	2,453,920
SunPower Corp.[a,b]	118,717	2,652,138
TerraForm Global Inc. Class A	105,149	250,255
TerraForm Power Inc.	161,626	1,398,065

		20,061,209

TOTAL COMMON STOCKS
(Cost: $85,299,783)		77,639,043

PREFERRED STOCKS — 6.30%

BRAZIL — 6.30%
Cia. Energetica de Minas Gerais ADR	1,555,156	3,514,652
Cia. Paranaense de Energia Class B ADR	219,993	1,742,345

		5,256,997

TOTAL PREFERRED STOCKS
(Cost: $9,615,554)		5,256,997

SHORT-TERM INVESTMENTS — 26.93%

MONEY MARKET FUNDS — 26.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	21,271,733	21,271,733
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,080,463	1,080,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	112,639	112,639

		22,464,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,464,835)		22,464,835

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 126.30%
(Cost: $117,380,172)	$105,360,875
Other Assets, Less Liabilities — (26.30)%	(21,942,472)

NET ASSETS — 100.00%	$83,418,403

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AUSTRALIA — 8.32%
Macquarie Atlas Roads Group	1,375,447	$5,078,699
Qube Holdings Ltd.[a]	3,382,406	6,140,519
Sydney Airport	3,703,879	19,061,200
Transurban Group	5,421,841	47,338,008

		77,618,426
BRAZIL — 1.06%
CPFL Energia SA ADR[b]	169,589	1,846,824
Ultrapar Participacoes SA ADR	418,049	8,059,985

		9,906,809
CANADA — 9.26%
AltaGas Ltd.	141,610	3,656,712
Enbridge Inc.	890,422	34,805,935
Inter Pipeline Ltd.	323,625	6,692,929
Pembina Pipeline Corp.	360,542	9,786,717
TransCanada Corp.	676,818	26,717,946
Veresen Inc.	288,151	1,953,755
Westshore Terminals Investment Corp.	203,197	2,728,773

		86,342,767
CHILE — 0.57%
Empresa Nacional de Electricidad SA/Chile ADR	58,829	2,447,874
Enersis Americas SA ADR	207,553	2,884,987

		5,332,861
CHINA — 4.22%
Beijing Enterprises Water Group Ltd.	2,394,000	1,500,002
CGN Power Co. Ltd. Class Hc	5,498,000	1,864,197
China Gas Holdings Ltd.	1,262,000	1,861,302
China Merchants Holdings International Co. Ltd.	6,026,000	17,907,356
China Resources Gas Group Ltd.	476,000	1,359,290
China Resources Power Holdings Co. Ltd.	1,045,600	1,954,632
COSCO Pacific Ltd.	5,712,000	7,481,924
Guangdong Investment Ltd.	1,428,000	1,806,045
Hopewell Highway Infrastructure Ltd.	3,406,500	1,673,265
Huaneng Power International Inc. Class H ADR[a]	55,714	1,981,190

		39,389,203

Security	Shares	Value
FRANCE — 5.20%
Aeroports de Paris	111,190	$13,766,674
Engie SA	875,476	13,607,934
Groupe Eurotunnel SE Registered	1,878,033	21,080,117

		48,454,725
GERMANY — 1.94%
E.ON SE	1,084,751	10,430,452
Fraport AG Frankfurt Airport Services Worldwide	126,080	7,659,289

		18,089,741
ITALY — 6.71%
Ansaldo STS SpA	410,063	4,901,846
Atlantia SpA	1,380,187	38,328,960
Enel SpA	3,819,492	16,966,060
Societa Iniziative Autostradali e Servizi SpA	233,557	2,395,350

		62,592,216
JAPAN — 2.92%
Japan Airport Terminal Co. Ltd.[a]	247,200	8,797,545
Kamigumi Co. Ltd.	874,000	8,234,939
Mitsubishi Logistics Corp.	574,000	7,548,129
Sumitomo Warehouse Co. Ltd. (The)	522,000	2,661,204

		27,241,817
MEXICO — 2.17%
Grupo Aeroportuario del Pacifico SAB de CV ADR	111,062	9,852,310
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	68,967	10,356,774

		20,209,084
NETHERLANDS — 0.34%
Koninklijke Vopak NV	63,856	3,184,654

		3,184,654
NEW ZEALAND — 1.52%
Auckland International Airport Ltd.	3,165,978	14,134,027

		14,134,027
SINGAPORE — 1.92%
Hutchison Port Holdings Trust[a]	18,378,700	9,189,350
SATS Ltd.[a]	2,169,000	6,362,357
SIA Engineering Co. Ltd.[a]	870,600	2,327,462

		17,879,169
SPAIN — 8.69%
Abertis Infraestructuras SA	1,609,655	26,505,392
Aena SAb,c	250,792	32,422,892
Iberdrola SA	3,307,651	22,091,488

		81,019,772

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2016

Security	Shares	Value
SWITZERLAND — 1.25%
Flughafen Zuerich AG Registered	12,926	$11,621,455

		11,621,455
UNITED KINGDOM — 5.41%
BBA Aviation PLC	3,056,785	8,804,608
National Grid PLC	2,125,252	30,155,254
SSE PLC	535,428	11,481,994

		50,441,856
UNITED STATES — 38.36%
American Electric Power Co. Inc.	266,322	17,683,781
Cheniere Energy Inc.[b]	226,930	7,677,042
Columbia Pipeline Group Inc.	384,608	9,653,661
Consolidated Edison Inc.	159,363	12,210,393
Dominion Resources Inc./VA	323,053	24,267,741
Duke Energy Corp.	373,096	30,101,385
Edison International	176,591	12,695,127
Exelon Corp.	498,554	17,878,146
Kinder Morgan Inc./DE	1,763,079	31,488,591
Macquarie Infrastructure Corp.	253,470	17,094,017
NextEra Energy Inc.	249,703	29,549,853
ONEOK Inc.	202,386	6,043,246
PG&E Corp.	267,171	15,955,452
PPL Corp.	364,917	13,892,390
Public Service Enterprise Group Inc.	274,372	12,933,896
Sempra Energy	127,545	13,271,057
Southern Co. (The)	494,898	25,601,073
Spectra Energy Corp.	646,816	19,792,570
Targa Resources Corp.	156,943	4,686,318
WEC Energy Group Inc.	171,122	10,279,299
Wesco Aircraft Holdings Inc.[b]	196,395	2,826,124
Williams Companies Inc. (The)	657,844	10,571,553
Xcel Energy Inc.	275,162	11,507,275

		357,659,990

TOTAL COMMON STOCKS
(Cost: $947,051,625)		931,118,572

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	13,527,588	13,527,588

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	687,111	$687,111
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	826,485	826,485

		15,041,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,041,184)		15,041,184

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $962,092,809)		946,159,756
Other Assets, Less Liabilities — (1.47)%		(13,737,928)

NET ASSETS — 100.00%		$932,421,828

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TIMBER & FORESTRY ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 95.97%

BRAZIL — 7.17%
Fibria Celulose SA ADR	755,520	$6,406,810
Klabin SA Units	1,196,840	6,541,419

		12,948,229
CANADA — 9.30%
Canfor Corp.[a]	334,400	4,614,821
West Fraser Timber Co. Ltd.	302,528	12,188,128

		16,802,949
FINLAND — 11.32%
Metsa Board OYJ	901,952	6,043,581
Stora Enso OYJ Class R	805,248	7,217,087
UPM-Kymmene OYJ	397,120	7,204,410

		20,465,078
IRELAND — 4.10%
Smurfit Kappa Group PLC	287,232	7,413,693

		7,413,693
JAPAN — 11.62%
Nippon Paper Industries Co. Ltd.	384,000	6,843,294
Oji Holdings Corp.	1,728,000	6,949,206
Sumitomo Forestry Co. Ltd.	627,200	7,215,353

		21,007,853
SOUTH AFRICA — 3.99%
Sappi Ltd.[a]	1,620,800	7,203,678

		7,203,678
SWEDEN — 4.14%
Holmen AB Class B	228,288	7,485,037

		7,485,037
UNITED KINGDOM — 4.00%
Mondi PLC	376,512	7,229,907

		7,229,907
UNITED STATES — 40.33%
CatchMark Timber Trust Inc. Class A	175,872	1,904,694
Deltic Timber Corp.	48,192	2,898,749
International Paper Co.	173,312	7,112,724
KapStone Paper and Packaging Corp.	384,640	5,327,264
Packaging Corp. of America	123,200	7,441,280
Potlatch Corp.	182,784	5,757,696
Rayonier Inc.[b]	551,040	13,599,667
Sonoco Products Co.	147,584	7,168,155
WestRock Co.	178,816	6,979,188

Security	Shares	Value
Weyerhaeuser Co.	474,703	$14,706,299

		72,895,716

TOTAL COMMON STOCKS
(Cost: $167,203,280)		173,452,140

PREFERRED STOCKS — 3.69%

BRAZIL — 3.69%
Suzano Papel e Celulose SA Class A	1,868,800	6,675,792

		6,675,792

TOTAL PREFERRED STOCKS
(Cost: $8,441,399)		6,675,792

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	343,969	343,969
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	17,471	17,471
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	350,370	350,370

		711,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $711,810)		711,810

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $176,356,489)		180,839,742
Other Assets, Less Liabilities — (0.06)%		(100,917)

NET ASSETS — 100.00%		$180,738,825

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,551,157,955	$94,915,337	$947,051,625
Affiliated (Note 2)	27,996,606	22,464,835	15,041,184

Total cost of investments	$1,579,154,561	$117,380,172	$962,092,809

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,622,110,986	$82,896,040	$931,118,572
Affiliated (Note 2)	27,996,606	22,464,835	15,041,184

Total fair value of investments	1,650,107,592	105,360,875	946,159,756
Foreign currency, at value[b]	2,338,796	99,961	1,638,785
Receivables:
Investment securities sold	287	5,050,474	74,849,886
Dividends and interest	5,127,660	479,311	1,362,568
Tax reclaims	1,474,504	37,687	92,234

Total Assets	1,659,048,839	111,028,308	1,024,103,229

LIABILITIES
Payables:
Investment securities purchased	1,734,953	5,225,362	76,353,950
Collateral for securities on loan (Note 1)	26,605,046	22,352,196	14,214,699
Capital shares redeemed	—	—	650,239
Securities related to in-kind transactions (Note 4)	—	—	83,584
Investment advisory fees (Note 2)	543,095	32,347	378,929

Total Liabilities	28,883,094	27,609,905	91,681,401

NET ASSETS	$1,630,165,745	$83,418,403	$932,421,828

Net assets consist of:
Paid-in capital	$1,744,718,735	$148,273,553	$1,035,892,789
Undistributed net investment income	11,646,300	637,355	5,281,607
Accumulated net realized loss	(197,185,039)	(53,470,985)	(92,849,526)
Net unrealized appreciation (depreciation)	70,985,749	(12,021,520)	(15,903,042)

NET ASSETS	$1,630,165,745	$83,418,403	$932,421,828

Shares outstanding[c]	22,600,000	9,000,000	23,800,000

Net asset value per share	$72.13	$9.27	$39.18

[a]	Securities on loan with values of $25,519,870, $21,157,142 and $13,434,232, respectively. See Note 1.
[b]	Cost of foreign currency: $2,318,930, $99,009 and $1,619,730, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$175,644,679
Affiliated (Note 2)	711,810

Total cost of investments	$176,356,489

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$180,127,932
Affiliated (Note 2)	711,810

Total fair value of investments	180,839,742
Foreign currency, at value[b]	90,228
Receivables:
Investment securities sold	20,524,622
Dividends and interest	299,671

Total Assets	201,754,263

LIABILITIES
Payables:
Investment securities purchased	20,582,237
Collateral for securities on loan (Note 1)	361,440
Investment advisory fees (Note 2)	71,761

Total Liabilities	21,015,438

NET ASSETS	$180,738,825

Net assets consist of:
Paid-in capital	$218,676,229
Distributions in excess of net investment income	(11,243)
Accumulated net realized loss	(42,413,686)
Net unrealized appreciation	4,487,525

NET ASSETS	$180,738,825

Shares outstanding[c]	3,840,000

Net asset value per share	$47.07

[a]	Securities on loan with a value of $355,392. See Note 1.
[b]	Cost of foreign currency: $87,637.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,921,260	$1,437,326	$40,569,806
Interest — affiliated (Note 2)	2,085	90	1,122
Securities lending income — affiliated — net (Note 2)	38,012	755,804	237,806

Total investment income	53,961,357	2,193,220	40,808,734

EXPENSES
Investment advisory fees (Note 2)	6,796,461	377,847	5,250,582

Total expenses	6,796,461	377,847	5,250,582

Net investment income	47,164,896	1,815,373	35,558,152

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(23,941,826)	4,414,222	(36,695,068)
In-kind redemptions — unaffiliated	24,409,818	2,054,138	61,389,782
Foreign currency transactions	(86,663)	(16,411)	(211,690)

Net realized gain	381,329	6,451,949	24,483,024

Net change in unrealized appreciation/depreciation on:
Investments	(110,755,430)	(27,461,019)	(121,681,758)
Translation of assets and liabilities in foreign currencies	153,841	3,409	81,460

Net change in unrealized appreciation/depreciation	(110,601,589)	(27,457,610)	(121,600,298)

Net realized and unrealized loss	(110,220,260)	(21,005,661)	(97,117,274)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,055,364)	$(19,190,288)	$(61,559,122)

[a]	Net of foreign withholding tax of $2,351,715, $114,693 and $3,090,190, respectively.

See notes to financial statements.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,378,556
Interest — affiliated (Note 2)	313
Securities lending income — affiliated — net (Note 2)	7,637

Total investment income	4,386,506

EXPENSES
Investment advisory fees (Note 2)	1,151,972

Total expenses	1,151,972

Net investment income	3,234,534

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,547,356)
In-kind redemptions — unaffiliated	12,188,357
Foreign currency transactions	27,873

Net realized gain	668,874

Net change in unrealized appreciation/depreciation on:
Investments	(43,262,986)
Translation of assets and liabilities in foreign currencies	9,962

Net change in unrealized appreciation/depreciation	(43,253,024)

Net realized and unrealized loss	(42,584,150)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,349,616)

[a]	Net of foreign withholding tax of $213,001.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$47,164,896	$46,779,638	$1,815,373	$2,196,884
Net realized gain (loss)	381,329	(34,098,063)	6,451,949	(1,449,865)
Net change in unrealized appreciation/depreciation	(110,601,589)	25,901,986	(27,457,610)	5,856,043

Net increase (decrease) in net assets resulting from operations	(63,055,364)	38,583,561	(19,190,288)	6,603,062

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,375,440)	(58,605,489)	(1,787,387)	(1,557,829)

Total distributions to shareholders	(48,375,440)	(58,605,489)	(1,787,387)	(1,557,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,441,009	211,296,177	31,496,574	26,005,246
Cost of shares redeemed	(88,189,121)	(23,365,062)	(7,770,506)	(6,180,329)

Net increase (decrease) in net assets from capital share transactions	(37,748,112)	187,931,115	23,726,068	19,824,917

INCREASE (DECREASE) IN NET ASSETS	(149,178,916)	167,909,187	2,748,393	24,870,150

NET ASSETS
Beginning of year	1,779,344,661	1,611,435,474	80,670,010	55,799,860

End of year	$1,630,165,745	$1,779,344,661	$83,418,403	$80,670,010

Undistributed net investment income included in net assets at end of year	$11,646,300	$12,936,329	$637,355	$625,780

SHARES ISSUED AND REDEEMED
Shares sold	650,000	2,700,000	2,900,000	2,400,000
Shares redeemed	(1,200,000)	(300,000)	(700,000)	(600,000)

Net increase (decrease) in shares outstanding	(550,000)	2,400,000	2,200,000	1,800,000

See notes to financial statements.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,558,152	$30,786,664	$3,234,534	$3,179,300
Net realized gain (loss)	24,483,024	(3,026,372)	668,874	22,896,348
Net change in unrealized appreciation/depreciation	(121,600,298)	4,093,497	(43,253,024)	(6,376,603)

Net increase (decrease) in net assets resulting from operations	(61,559,122)	31,853,789	(39,349,616)	19,699,045

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,839,238)	(30,172,124)	(4,941,403)	(5,219,242)

Total distributions to shareholders	(33,839,238)	(30,172,124)	(4,941,403)	(5,219,242)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	119,856,372	474,964,602	6,598,862	20,338,131
Cost of shares redeemed	(319,331,168)	(41,536,403)	(73,560,979)	(70,109,399)

Net increase (decrease) in net assets from capital share transactions	(199,474,796)	433,428,199	(66,962,117)	(49,771,268)

INCREASE (DECREASE) IN NET ASSETS	(294,873,156)	435,109,864	(111,253,136)	(35,291,465)

NET ASSETS
Beginning of year	1,227,294,984	792,185,120	291,991,961	327,283,426

End of year	$932,421,828	$1,227,294,984	$180,738,825	$291,991,961

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$5,281,607	$3,518,355	$(11,243)	$(58,871)

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	11,200,000	120,000	360,000
Shares redeemed	(8,500,000)	(1,000,000)	(1,620,000)	(1,350,000)

Net increase (decrease) in shares outstanding	(5,500,000)	10,200,000	(1,500,000)	(990,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$76.86	$77.66	$67.67	$63.57	$65.10

Income from investment operations:
Net investment income[a]	2.05	2.10	2.72 [b]	1.84	1.85
Net realized and unrealized gain (loss)[c]	(4.68)	(0.22)	9.10	4.05	(1.59)

Total from investment operations	(2.63)	1.88	11.82	5.89	0.26

Less distributions from:
Net investment income	(2.10)	(2.68)	(1.83)	(1.79)	(1.79)

Total distributions	(2.10)	(2.68)	(1.83)	(1.79)	(1.79)

Net asset value, end of year	$72.13	$76.86	$77.66	$67.67	$63.57

Total return	(3.52)%	2.39%	17.77%	9.64%	0.57%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,630,166	$1,779,345	$1,611,435	$1,177,528	$1,067,999
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.78%	2.70%	3.74%[b]	2.95%	3.03%
Portfolio turnover rate[d]	5%	12%	5%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$11.86	$11.16	$7.42	$9.10	$18.73

Income from investment operations:
Net investment income[a]	0.23	0.37	0.14	0.26	0.45
Net realized and unrealized gain (loss)[b]	(2.59)	0.60	3.82	(1.66)	(9.68)

Total from investment operations	(2.36)	0.97	3.96	(1.40)	(9.23)

Less distributions from:
Net investment income	(0.23)	(0.27)	(0.17)	(0.28)	(0.40)
Return of capital	—	—	(0.05)	—	—

Total distributions	(0.23)	(0.27)	(0.22)	(0.28)	(0.40)

Net asset value, end of year	$9.27	$11.86	$11.16	$7.42	$9.10

Total return	(20.17)%	9.13%	54.02%[c]	(15.79)%[d]	(49.53)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$83,418	$80,670	$55,800	$28,189	$34,598
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.28%	3.45%	1.44%	3.61%	3.66%
Portfolio turnover rate[e]	39%	32%	27%	44%	58%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013, was -15.33%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$41.89	$41.48	$37.17	$35.44	$36.75

Income from investment operations:
Net investment income[a]	1.26	1.30	1.46	1.37	1.45
Net realized and unrealized gain (loss)[b]	(2.80)	0.37	4.19	1.82	(1.31)

Total from investment operations	(1.54)	1.67	5.65	3.19	0.14

Less distributions from:
Net investment income	(1.17)	(1.26)	(1.34)	(1.46)	(1.45)

Total distributions	(1.17)	(1.26)	(1.34)	(1.46)	(1.45)

Net asset value, end of year	$39.18	$41.89	$41.48	$37.17	$35.44

Total return	(3.55)%	3.99%	15.91%	9.36%	0.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$932,422	$1,227,295	$792,185	$412,533	$435,947
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.21%	3.05%	3.84%	3.91%	4.15%
Portfolio turnover rate[c]	17%	14%	16%	10%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$54.68	$51.70	$49.74	$41.22	$50.64

Income from investment operations:
Net investment income[a]	0.66	0.55	0.79	0.57	0.72
Net realized and unrealized gain (loss)[b]	(7.30)	3.34	1.99	8.53	(9.24)

Total from investment operations	(6.64)	3.89	2.78	9.10	(8.52)

Less distributions from:
Net investment income	(0.97)	(0.91)	(0.82)	(0.58)	(0.90)

Total distributions	(0.97)	(0.91)	(0.82)	(0.58)	(0.90)

Net asset value, end of year	$47.07	$54.68	$51.70	$49.74	$41.22

Total return	(12.25)%	7.60%	5.63%[c]	22.75%[c]	(16.72)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$180,739	$291,992	$327,283	$295,426	$163,247
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.33%	1.06%	1.58%	1.35%	1.75%
Portfolio turnover rate[d]	22%	12%	29%	15%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 5.78% and 22.57%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 22%, 11%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2016, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global 100
Goldman Sachs & Co.	$23,568,667	$23,568,667	$—
Merrill Lynch, Pierce, Fenner & Smith	1,951,203	1,951,203	—

	$25,519,870	$25,519,870	$—

Global Clean Energy
Barclays Capital Inc.	$1,188,749	$1,188,749	$—
Citigroup Global Markets Inc.	1,966,548	1,966,548	—
Credit Suisse Securities (USA) LLC	395,003	395,003	—
Deutsche Bank Securities Inc.	341,778	341,778	—
Goldman Sachs & Co.	3,687,951	3,687,951	—
HSBC Bank PLC	7,189	7,189	—
Jefferies LLC	141,919	141,919	—
JPMorgan Clearing Corp.	2,103,591	2,103,591	—
Merrill Lynch, Pierce, Fenner & Smith	1,420,908	1,420,908	—
Morgan Stanley & Co. LLC	5,850,013	5,850,013	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,066,040	2,066,040	—
State Street Bank & Trust Company	341,642	341,642	—
UBS Securities LLC	1,285,275	1,253,192	(32,083)
Wells Fargo Securities LLC	360,536	360,536	—

	$21,157,142	$21,125,059	$(32,083)

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Infrastructure
Credit Suisse Securities (USA) LLC	$4,854,720	$4,854,720	$—
Deutsche Bank Securities Inc.	4,066,118	4,066,118	—
JPMorgan Clearing Corp.	383,508	383,508	—
Merrill Lynch, Pierce, Fenner & Smith	440,749	440,749	—
Morgan Stanley & Co. LLC	1,260,250	1,260,250	—
Nomura Securities International Inc.	740,246	740,246	—
SG Americas Securities LLC	51,339	51,339	—
State Street Bank & Trust Company	228,308	228,308	—
UBS Securities LLC	1,247,662	1,247,662	—
Wells Fargo Securities LLC	161,332	161,332	—

	$13,434,232	$13,434,232	$—

Global Timber & Forestry
Goldman Sachs & Co.	$194,972	$194,972	$—
UBS Securities LLC	160,420	160,420	—

	$355,392	$355,392	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global 100	$10,401
Global Clean Energy	186,049
Global Infrastructure	65,279
Global Timber & Forestry	3,203

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$7,897,775	$1,699,198
Global Clean Energy	286,990	—
Global Infrastructure	5,083,497	13,215,521
Global Timber & Forestry	539,509	2,138,375

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Global 100	$83,777,536	$84,342,263
Global Clean Energy	32,492,392	30,771,944
Global Infrastructure	190,766,197	194,654,446
Global Timber & Forestry	53,397,437	56,964,986

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$50,108,485	$87,447,286
Global Clean Energy	29,915,117	7,573,702
Global Infrastructure	117,613,210	310,042,251
Global Timber & Forestry	6,256,029	68,319,423

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global 100	$19,049,875	$(79,485)	$(18,970,390)
Global Clean Energy	1,585,774	(16,411)	(1,569,363)
Global Infrastructure	47,523,066	44,338	(47,567,404)
Global Timber & Forestry	9,109,873	1,754,497	(10,864,370)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Global 100
Ordinary income	$48,375,440	$58,605,489

Global Clean Energy
Ordinary income	$1,787,387	$1,557,829

Global Infrastructure
Ordinary income	$33,839,238	$30,172,124

Global Timber & Forestry
Ordinary income	$4,941,403	$5,219,242

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Global 100	$11,685,506	$(131,188,898)	$14,536,924	$(9,586,522)	$(114,552,990)
Global Clean Energy	637,355	(48,972,021)	(16,359,102)	(161,382)	(64,855,150)
Global Infrastructure	5,303,692	(60,417,459)	(35,247,495)	(13,109,699)	(103,470,961)
Global Timber & Forestry	—	(34,052,023)	1,034,037	(4,919,418)	(37,937,404)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$64,398,634	$36,258,744	$24,526,269	$6,005,251	$131,188,898
Global Clean Energy	34,829,303	2,161,286	1,739,302	10,242,130	48,972,021
Global Infrastructure	37,634,904	1,561,517	18,904,786	2,316,252	60,417,459
Global Timber & Forestry	34,052,023	—	—	—	34,052,023

[a]	Must be utilized prior to loses subject to expiration.

For the year ended March 31, 2016, the iShares Global Clean Energy ETF utilized $5,754,861 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,635,603,386	$268,051,875	$(253,547,669)	$14,504,206
Global Clean Energy	121,717,754	10,508,220	(26,865,099)	(16,356,879)
Global Infrastructure	981,437,357	92,500,401	(127,778,002)	(35,277,601)
Global Timber & Forestry	179,810,044	17,539,403	(16,509,705)	1,029,698

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Global 100	$56,111,557
Global Clean Energy	1,266,679
Global Infrastructure	39,922,388
Global Timber & Forestry	4,132,708

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Global 100	55.58%
Global Clean Energy	14.08
Global Infrastructure	41.64
Global Timber & Forestry	39.87

For the fiscal year ended March 31, 2016, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Clean Energy	$1,327,984	$114,693
Global Infrastructure	27,658,827	3,089,980
Global Timber & Forestry	3,040,610	213,001

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global 100	$2.051502	$—	$0.051778	$2.103280	98%	—%	2%	100%
Global Clean Energy	0.223596	—	0.008622	0.232218	96	—	4	100
Global Infrastructure	1.109701	—	0.057206	1.166907	95	—	5	100
Global Timber & Forestry	0.889325	—	0.083580	0.972905	91	—	9	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	45

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	43	3.26
Between 0.5% and –0.5%	1,236	93.71
Less than –0.5% and Greater than –1.0%	29	2.20
Less than –1.0% and Greater than –1.5%	4	0.30

	1,319	100.00%

iShares Global Clean Energy ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	0.23%
Greater than 1.0% and Less than 1.5%	38	2.88
Greater than 0.5% and Less than 1.0%	225	17.06
Between 0.5% and –0.5%	909	68.91
Less than –0.5% and Greater than –1.0%	102	7.73
Less than –1.0% and Greater than –1.5%	33	2.50
Less than –1.5% and Greater than –2.0%	7	0.53
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Infrastructure ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	120	9.10
Between 0.5% and –0.5%	1,118	84.75
Less than –0.5% and Greater than –1.0%	58	4.40
Less than –1.0% and Greater than –1.5%	11	0.83
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares Global Timber & Forestry ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	31	2.35
Between 0.5% and –0.5%	1,235	93.62
Less than –0.5% and Greater than –1.0%	48	3.64
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	47

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	49

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	51

Notes:

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-303-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets declined for the 12 months ended March 31, 2016 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -4.34% for the reporting period.

The reporting period was characterized by a continued divergence in economic growth and central bank policy between the U.S. and the rest of the world. The U.S. economy remained one of the strongest economies among developed countries, growing by 2.4% in 2015. In response, the U.S. Federal Reserve Bank (the “Fed”) raised its short-term interest rate target for the first time since June 2006. The Fed’s December 2015 rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In contrast, weaker economic growth in most other regions of the globe led many of the world’s central banks to take more aggressive actions to stimulate economic activity. For example, the European Central Bank initiated quantitative easing at the beginning of the reporting period and expanded these measures in late 2015 and early 2016. Meanwhile, the Bank of Japan supplemented its own quantitative easing program by introducing negative interest rates in early 2016.

Other factors contributed to heightened volatility in the global equity markets during the reporting period. Geopolitical turmoil in the Middle East continued to cast a shadow over global equity markets. Energy and commodity prices fell sharply during the reporting period as slowing economic growth in China — the world’s largest consumer of commodities — dampened demand.

Regionally, U.S. stocks held up the best, posting relatively flat returns for the reporting period. This performance reflected an inconsistent and uncertain economic environment. On the positive side, employment growth was fairly robust, sending the unemployment rate to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. However, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

European equity markets declined by approximately 8% for the reporting period. Economic growth in the eurozone was just 1.6% in 2015, though this represented a measure of improvement over its 1% growth rate in 2014. Ireland, Denmark, and Belgium were among the only European equity markets to post positive returns for the reporting period, while markets in Spain and Italy declined the most.

Equity markets in the Asia/Pacific region fell by approximately 10% as economic growth in the region’s major economies — including China and Japan — slowed markedly. The New Zealand stock market fared the best for the reporting period, while markets in Australia and Singapore underperformed.

Emerging markets stocks were down by about 12% for the reporting period. Emerging economies dependent on commodity exports were adversely affected by declining demand and lower commodity prices, with some falling into recession. The best-performing emerging markets included Hungary, Russia, and Turkey, while markets in Greece, Egypt, and China fell the most.

Currency fluctuations had a slightly positive impact on global equity market performance as the U.S. dollar depreciated against a number of foreign currencies during the reporting period. The U.S. Dollar Index, which measures the dollar against a basket of six major foreign currencies, declined by 4% for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.90)%	(0.97)%	(0.71)%	(0.90)%	(0.97)%	(0.71)%
5 Years	11.87%	11.79%	11.70%	75.22%	74.63%	73.85%
Since Inception	7.60%	7.58%	7.58%	101.32%	101.01%	100.87%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.60	$2.45	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -0.90%, net of fees, while the total return for the Index was -0.71%.

As represented by the Index, global consumer discretionary-related stocks declined slightly for the reporting period and outpaced the performance of broader global equity indexes.

Global consumer discretionary stocks faced an uneven economic environment during the reporting period. Although the U.S. reported relatively positive data for employment and consumer spending, global economic activity was muted, and concerns about a slowdown in China’s economy persisted. Oil and commodity prices plummeted during the reporting period. Declining energy prices had the effect of placing more disposable income in consumers’ wallets, supporting consumer spending.

In the U.S., which represented more than half of the Index on average, consumer spending improved during the reporting period. Despite sluggish gross domestic product growth for the fourth quarter of 2015, consumer spending remained healthy, supported by low interest rates, job gains, and rising wages.

In the eurozone, unemployment levels declined during the reporting period but still hovered above 10% in February 2016. Consumer spending levels climbed modestly during the reporting period, with momentum gaining in early 2016. In March 2016, the European Central Bank cut interest rates and announced a new loan program intended to allow banks to lower lending standards for consumers in an effort to stimulate spending.

After struggling through the first half of the reporting period, Japan’s consumer spending levels rose in February 2016 for the first time in six months. Still, wage growth continued slowing and exports to emerging markets sagged as Japan’s economy shrank by an annualized 1.4% in the fourth quarter of 2015.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Retailing	29.82%
Automobiles & Components	21.47
Media	21.23
Consumer Durables & Apparel	14.58
Consumer Services	12.90

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	60.78%
Japan	12.90
United Kingdom	6.37
France	5.48
Germany	5.35
Canada	1.93
Switzerland	1.28
Sweden	1.02
Spain	0.98
Netherlands	0.95

TOTAL	97.04%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.64%	8.52%	8.60%	8.64%	8.52%	8.60%
5 Years	11.66%	11.59%	11.67%	73.55%	73.03%	73.66%
Since Inception	9.40%	9.38%	9.43%	135.85%	135.42%	136.41%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.10	$2.53	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 8.64%, net of fees, while the total return for the Index was 8.60%.

As represented by the Index, global consumer staples-related stocks delivered solid gains for the reporting period and outpaced the performance of broader global equity indexes. Traditionally, consumer staples stocks tend to be less sensitive to economic cycles than other sectors, due to steady demand for the sector’s goods and services. The industries within the sector, including household products, food, and beverages, typically generate steady levels of earnings, regardless of the economic cycle.

Global stocks faced an uneven economic environment during the reporting period. Although the U.S. had relatively positive data for employment and consumer spending, global economic activity was muted and concerns about a slowdown in China’s economy persisted. Oil and commodity prices plummeted. In addition, lower oil prices had the effect of placing more disposable income in consumers’ wallets, supporting consumer spending. For some food companies, lower commodities prices translated into reduced input costs, benefiting company margins.

In the U.S., which represented more than half of the Index on average, consumer spending improved during the reporting period, supported by low interest rates, job gains, and rising wages.

In the eurozone, unemployment levels declined during the reporting period but still hovered above 10% in February 2016. Consumer spending levels climbed modestly, with momentum gaining in the final months of the reporting period.

Japan’s consumer spending levels rose in February 2016 for the first time in six months. Still, wage growth slowed and exports to emerging markets sagged as Japan’s economy shrank by an annualized 1.4% in the fourth quarter of 2015.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Beverages	23.19%
Food & Staples Retailing	20.32
Food Products	20.17
Tobacco	15.53
Household Products	13.67
Personal Products	7.12

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	54.23%
United Kingdom	13.58
Switzerland	6.95
Japan	6.34
France	3.78
Netherlands	3.55
Belgium	3.37
Australia	1.84
Canada	1.52
Mexico	1.01

TOTAL	96.17%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL ENERGY ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.27)%	(14.40)%	(14.50)%	(14.27)%	(14.40)%	(14.50)%
5 Years	(5.21)%	(5.29)%	(5.27)%	(23.47)%	(23.81)%	(23.73)%
10 Years	1.02%	0.98%	0.99%	10.72%	10.22%	10.38%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,053.30	$2.46	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL ENERGY ETF

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -14.27%, net of fees, while the total return for the Index was -14.50%.

As represented by the Index, global energy stocks declined for the reporting period and lagged the performance of broader global equity indexes.

Global energy stocks faced an uneven economic environment during the reporting period. Although the U.S. reported relatively positive data for employment and consumer spending, global economic activity was muted and concerns about a slowdown in China’s economy persisted. The price of oil continued to plummet, dipping below $27 per barrel on February 11, 2016, its lowest level since 2003, and falling more than 70% since June 2014. Natural gas prices also continued to decline, losing more than 30% in the reporting period.

Several factors contributed to a global oil supply glut during the reporting period, including higher production capacity and efficiency in the U.S., elevated international production, and Iran’s reentry into the global oil market. On the demand side, tepid global growth meant modest energy consumption.

A strong U.S. dollar also affected oil prices. As the U.S. dollar strengthened, oil became more expensive for buyers paying with other currencies. The higher cost, in turn, pushed down demand, which drove down prices.

As a result, energy companies’ earnings declined. Smaller independent oil and gas producers were hit particularly hard, as were oil equipment and services companies, while the larger integrated oil and gas companies announced payroll cuts and other cost-cutting measures in attempts to preserve earnings levels.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Integrated Oil & Gas	57.50%
Oil & Gas Exploration & Production	18.13
Oil & Gas Equipment & Services	9.55
Oil & Gas Storage & Transportation	8.31
Oil & Gas Refining & Marketing	5.74
Oil & Gas Drilling	0.52
Coal & Consumable Fuels	0.25

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	59.15%
United Kingdom	14.30
Canada	9.81
France	5.76
China	2.44
Italy	2.39
Australia	1.92
Brazil	1.30
Norway	0.91
Japan	0.88

TOTAL	98.86%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL FINANCIALS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(10.84)%	(11.10)%	(10.93)%	(10.84)%	(11.10)%	(10.93)%
5 Years	3.20%	3.12%	3.22%	17.06%	16.58%	17.16%
10 Years	(2.01)%	(2.11)%	(2.04)%	(18.34)%	(19.19)%	(18.65)%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$974.20	$2.37	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL FINANCIALS ETF

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -10.84%, net of fees, while the total return for the Index was -10.93%.

As represented by the Index, global financials stocks declined for the reporting period and underperformed broader global equity indexes.

Global financials stocks faced an uneven economic environment during the reporting period. Although the U.S. reported relatively positive data for employment and consumer spending, global economic activity was muted and concerns about a slowdown in China’s economy persisted. In December 2015, the Fed ended its zero-interest-rate era by raising the federal funds rate to 0.25%, its first increase since 2006. In other parts of the world, particularly the eurozone and Japan, weak economic conditions were countered with additional easing measures by central banks.

Banks, the largest weighting in the Index on average, generally struggled with a low interest-rate environment, which crimped net interest margins, particularly among the largest banks. U.S. banks, however, benefited from the Fed raising short-term rates above zero, as banks no longer had to subsidize their clients’ cash holdings.

Diversified financials stocks — which include financial services, capital markets, and consumer finance companies — largely declined. In the U.S., consumer finance stocks struggled, although consumer balance sheets improved late in the reporting period. In Europe, central banks’ negative interest-rate policies and a weak underwriting environment dragged down the industry group. Insurers grappled with historically low global interest rates throughout the reporting period. Real estate-related stocks continued to benefit from a low interest-rate environment. Late in the reporting period, however, the specter of higher interest rates curbed enthusiasm for the group.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Banks	46.11%
Insurance	19.73
Real Estate Investment Trusts (REITs)	11.54
Capital Markets	8.75
Diversified Financial Services	8.26
Real Estate Management & Development	3.20
Consumer Finance	2.41

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	46.82%
Australia	7.42
United Kingdom	7.34
Canada	6.55
Japan	6.25
Germany	3.00
France	2.96
Switzerland	2.94
Hong Kong	2.70
China	2.53

TOTAL	88.51%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.97)%	(8.19)%	(7.96)%	(7.97)%	(8.19)%	(7.96)%
5 Years	14.58%	14.57%	14.66%	97.49%	97.42%	98.16%
10 Years	8.14%	8.09%	8.16%	118.64%	117.68%	119.10%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.00	$2.40	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -7.97%, net of fees, while the total return for the Index was -7.96%.

Global healthcare stocks, as represented by the Index, struggled during the reporting period. The decline in healthcare stock prices was a dramatic reversal from only 12 months ago, when healthcare was the strongest performer among all global sectors. During the past 12 months, the sector was driven lower in part by concerns about overly rich stock valuations, U.S. political rhetoric about expensive drug prices, and some disappointing clinical trials in the biotechnology industry.

In the United States, which comprised 65% of the stocks in the Index on average during the reporting period, the decline in healthcare stock prices coincided with a difficult period for biotechnology companies. The slump came partially in response to political claims of “price gouging” in the market for prescription drugs, which worried investors about the potential for price regulations.

In Europe, large-capitalization pharmaceuticals stocks struggled against many of the same issues and posted declines for the reporting period. A strengthening of the Swiss franc and the euro against other world currencies also contributed to the decline by making European drug exports more expensive. Large-cap pharmaceuticals stocks in Switzerland were the largest detractors from Index performance, followed by large-cap pharmaceuticals stocks in the United Kingdom, Germany, and France.

Canadian pharmaceutical stocks also contributed to the weak performance of the global healthcare sector.

Healthcare stocks in Japan had a positive absolute return during the reporting period, supported in part by the Japanese government’s stimulus program.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Pharmaceuticals	53.58%
Biotechnology	16.27
Health Care Providers & Services	14.28
Health Care Equipment & Supplies	12.23
Life Sciences Tools & Services	3.22
Health Care Technology	0.42

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/16

Country	Percentage of Total Investments*

United States	66.95%
Switzerland	10.24
United Kingdom	5.70
Japan	5.05
Germany	4.21
France	3.14
Denmark	2.91
Australia	1.38
Belgium	0.26
Canada	0.16

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.37)%	(0.41)%	(0.51)%	(0.37)%	(0.41)%	(0.51)%
5 Years	6.22%	6.17%	6.07%	35.25%	34.92%	34.28%
Since Inception	5.55%	5.55%	5.53%	67.54%	67.56%	67.19%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.90	$2.53	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -0.37%, net of fees, while the total return for the Index was -0.51%.

As represented by the Index, global industrials stocks delivered nearly flat returns for the reporting period and outpaced the performance of broad global equity indexes.

Global industrials stocks faced an uneven economic environment during the reporting period. Although the U.S. reported relatively positive data for employment and consumer spending, global economic activity was muted and concerns about a slowdown in China’s economy persisted. The price of oil and natural gas continued to fall during the reporting period.

Weaker economic growth during the reporting period was reflected in lower industrial output. In China, industrial production growth declined during the reporting period, registering a 5.4% year-on-year gain in January and February of 2016 — its lowest level since 2008. Japan’s industrial production levels sank for most of the reporting period. The eurozone’s industrial production growth remained below 3%, while in the U.S., production levels contracted for the second half of the reporting period.

Lower energy prices hurt revenues for providers of capital goods, including construction and engineering companies linked to energy companies, as energy companies slashed capital expenditures. The drive to cut capital expenditures spread to other sectors: In the U.S., companies cutting or limiting their capital spending plans for 2016 outnumbered those with plans to increase spending by more than two to one. Improving employment figures, however, boosted U.S. industrials shares, which delivered positive results in the Index.

Transportation-related stocks declined. The decline in the price of oil provided support for airline stocks by lowering an input cost. Others in the group, including trucking and rail companies, declined despite the reduced input costs, as demand for transported goods waned.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Capital Goods	69.13%
Transportation	22.44
Commercial & Professional Services	8.43

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	53.01%
Japan	14.66
France	5.79
United Kingdom	4.90
Germany	4.21
Sweden	2.94
Switzerland	2.84
Canada	2.22
Australia	1.96
Netherlands	1.16

TOTAL	93.69%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® GLOBAL MATERIALS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.70)%	(13.77)%	(13.61)%	(13.70)%	(13.77)%	(13.61)%
5 Years	(6.31)%	(6.42)%	(6.25)%	(27.83)%	(28.22)%	(27.57)%
Since Inception	1.62%	1.59%	1.85%	16.57%	16.22%	19.13%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.70	$2.51	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL MATERIALS ETF

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -13.70%, net of fees, while the total return for the Index was -13.61%.

As represented by the Index, global materials stocks declined for the reporting period and trailed broad global equity indexes. An economic slowdown in China significantly dampened demand for raw materials and stunted prices for commodities.

Within the Index, chemical companies in the U.S. and Germany experienced uneven performance. A continued shale gas boom in the U.S. has led to abundant and inexpensive natural gas, a key input for U.S. chemicals companies. Foreign competitors use petroleum, which meant low gas prices were a competitive advantage for U.S. companies. Although the drop in oil prices eroded some of that advantage, oil remained more than twice as expensive as natural gas. Countering that advantage, the strong U.S. dollar dampened U.S. export levels as it made U.S. products more costly to buyers holding other currencies. Soft economic conditions in Europe curbed demand for the region’s chemicals products, while weak demand from China hurt chemicals companies around the globe.

The metals and mining industry in Australia, the United Kingdom, and Japan detracted meaningfully from Index results, as economic weakness in China, tepid conditions in Europe, and a muted recovery in the U.S. limited demand for metals. The U.S. dollar’s rise curbed demand for gold, making the metal, which is denominated in U.S. dollars, more costly for holders of other currencies. In the final quarter of the reporting period, the metal rebounded, viewed as a safe haven amid market volatility and uncertainty.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Chemicals	56.46%
Metals & Mining	29.39
Construction Materials	6.84
Containers & Packaging	5.80
Paper & Forest Products	1.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	34.87%
Japan	9.08
Germany	8.69
United Kingdom	8.34
Australia	6.78
Canada	6.73
Switzerland	5.71
France	3.63
Taiwan	2.80
Ireland	2.01

TOTAL	88.64%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TECH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.59%	4.36%	4.63%	4.59%	4.36%	4.63%
5 Years	11.08%	11.04%	11.21%	69.12%	68.84%	70.09%
10 Years	6.93%	6.79%	7.17%	95.39%	92.94%	99.84%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.40	$2.54	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TECH ETF

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 4.59%, net of fees, while the total return for the Index was 4.63%.

As represented by the Index, global technology stocks produced positive absolute returns for the reporting period, and finished ahead of the broader global equity market as measured by the MSCI ACWI. Mirroring the price action in the broader market, technology stock performance was volatile, experiencing a sharp August decline, before rising through year-end 2015, only to endure yet another sell-off and rebound in the first quarter of 2016.

U.S. equities were among the best-performing segments in the benchmark for the period. These returns, coupled with the fact that U.S.-domiciled technology companies represented almost 80% of the Index on average during the period, meant U.S. stocks contributed the most by far to performance. German stocks also contributed to performance. At the other end of the spectrum, Japanese and South Korean technology stocks were notable detractors from performance, as these markets were hit by worries about exposure to slowing Chinese growth.

Technology sector profit growth was generally solid through the fourth quarter of 2015 (the latest quarter for which data is available). This profitability was driven by a number of enduring trends evident across the sector, including digital advertising and cloud computing. Relatively healthy profits also helped valuations, with technology among the most attractive sectors when looking at price relative to estimates of long-term growth potential as of March 2016. Nevertheless, those technology companies trading at high valuations were particularly vulnerable to earnings disappointments, with a number of high-profile firms experiencing sharp declines in their share price.

In addition, the initial public offering market for technology stocks in the U.S., another measure of the health of the sector, endured a difficult stretch. The volatility in financial markets meant investor appetite for newly minted technology companies cooled notably during the reporting period.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Technology Hardware, Storage & Peripherals	20.41%
Software	19.39
Internet Software & Services	19.09
IT Services	15.89
Semiconductors & Semiconductor Equipment	15.27
Communications Equipment	5.23
Electronic Equipment, Instruments & Components	4.72

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/16

Country	Percentage of Total Investments*

United States	79.53%
Japan	4.69
South Korea	3.17
Taiwan	3.16
China	2.33
Germany	1.99
Netherlands	1.09
Sweden	0.85
Finland	0.73
United Kingdom	0.65

TOTAL	98.19%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TELECOM ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.59%	5.58%	5.44%	5.59%	5.58%	5.44%
5 Years	6.22%	6.15%	6.06%	35.20%	34.78%	34.22%
10 Years	6.89%	6.78%	6.71%	94.68%	92.74%	91.52%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.30	$2.55	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TELECOM ETF

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 5.59%, net of fees, while the total return for the Index was 5.44%.

As represented by the Index, global telecommunications stocks delivered positive returns in the reporting period and outpaced broader equity markets.

After trading in a narrow band for the first several months of the reporting period, the Index fell in August 2015 along with wider global markets, as investors worried about China’s economic slowdown. After rebounding in fall 2015, the Index slid in January 2016 amid a broad stock market selloff. But global telecom stocks began to rebound in late January, several weeks ahead of the broader stock market. The rally coincided with regulatory moves in the U.S. to open more bandwidth to wireless and other advanced telecommunications technology. Merger and acquisition activity in some key geographic markets also helped boost telecom stocks, as did the perception that some telecom companies were undervalued.

On a geographic basis, U.S. telecom stocks, the largest share of the Index on average during the reporting period, delivered some of the strongest performance. U.S. telecommunications companies continued to benefit from their generous dividend yields as well as evolving technology, particularly the growth of mobile services. Japanese telecom stocks also contributed to Index performance, as did telecoms in Canada.

Conversely, the leading detractor in the Index on a country basis was Spain, where the telecommunications sector was hurt by the challenging macroeconomic environment and increasing competition. China lagged in the Index amid the country’s economic slowdown. Index holdings in Mexico and Australia also detracted from performance.

ALLOCATION BY SECTOR As of 3/31/16

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	75.52%
Wireless Telecommunication Services	24.48

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/16

Country	Percentage of Total Investments*

United States	38.55%
Japan	14.02
United Kingdom	10.77
Canada	5.65
China	4.74
Germany	4.40
Australia	3.86
Spain	3.79
France	3.11
Mexico	1.88

TOTAL	90.77%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® GLOBAL UTILITIES ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.19%	7.40%	6.90%	7.19%	7.40%	6.90%
5 Years	5.19%	5.21%	4.93%	28.81%	28.91%	27.20%
Since Inception	3.28%	3.28%	3.09%	36.07%	36.09%	33.69%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.90	$2.52	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 26 for more information.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL UTILITIES ETF

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 7.19%, net of fees, while the total return for the Index was 6.90%.

As represented by the Index, global utility stocks posted positive returns in the reporting period, outperforming broader equity markets.

After trading in a choppy pattern early in the reporting period, the Index fell in August 2015 along with wider global markets, as investors worried about China’s economic slowdown. Global utility stocks rallied in fall 2015, then fell along with the broad market selloff in January 2016. But the Index began a sharp rebound in late January, several weeks ahead of the wider equity market, as investors moved toward more defensive sectors and high-dividend stocks.

On a geographic basis, U.S. utilities, representing the majority of the Index on average during the reporting period, made the largest contribution to Index results. In the final three months of the period, U.S utilities recorded their strongest quarterly performance in over a decade, outperforming broader equity markets. Utilities in the U.S. and elsewhere benefited from low prevailing interest rates, which made their dividend payments more attractive to investors and eased financing costs for the corporations themselves. Besides the U.S., British, Italian, and Spanish utilities made notable contributions to Index performance.

Conversely, utilities in Germany detracted from Index performance in the reporting period, as the German power industry continued to struggle with a government-mandated plan to boost wind and solar power. Large German electric utilities were weak performers, as cheaper green power got priority over their coal and gas-fired plants. French utilities also detracted from Index performance in the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Electric Utilities	55.97%
Multi-Utilities	33.11
Gas Utilities	6.77
Water Utilities	2.65
Independent Power and Renewable Electricity Producers	1.50

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United States	56.99%
United Kingdom	10.16
Spain	5.87
Italy	5.14
France	4.38
Japan	4.11
Hong Kong	4.06
Germany	2.36
Australia	1.57
Canada	1.31

TOTAL	95.95%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses —The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.34%

CANADA — 1.93%
Canadian Tire Corp. Ltd. Class A	5,520	$576,944
Dollarama Inc.	8,520	601,989
Gildan Activewear Inc.	17,460	534,552
Magna International Inc. Class A	27,420	1,183,547
Restaurant Brands International Inc.	15,592	608,033
Shaw Communications Inc. Class B	32,220	624,995
Thomson Reuters Corp.	24,420	993,452

		5,123,512
DENMARK — 0.43%
Pandora A/S	8,766	1,149,725

		1,149,725
FINLAND — 0.09%
Nokian Renkaat OYJ	7,020	248,149

		248,149
FRANCE — 5.45%
Accor SA	12,334	523,416
Christian Dior SE	3,614	656,463
Cie. Generale des Etablissements Michelin Class B	13,680	1,401,923
Hermes International	1,440	507,793
Kering	5,117	916,063
Lagardere SCA	7,680	204,353
LVMH Moet Hennessy Louis Vuitton SE	18,884	3,238,650
Peugeot SAa	32,160	551,918
Publicis Groupe SA	14,400	1,012,632
Renault SA	14,460	1,438,850
SES SA	24,900	730,226
Sodexo SA	6,900	744,931
Valeo SA	5,640	879,222
Vivendi SA	80,940	1,704,507

		14,510,947
GERMANY — 4.48%
adidas AG	14,640	1,718,351
Bayerische Motoren Werke AG	22,680	2,085,692
Continental AG	7,560	1,723,000
Daimler AG Registered	69,300	5,320,266
ProSiebenSat.1 Media SE Registered	15,120	778,538
Volkswagen AGb	1,982	288,083

		11,913,930

Security	Shares	Value
HONG KONG — 0.63%
Galaxy Entertainment Group Ltd.	240,000	$900,400
Sands China Ltd.[b]	192,000	782,204

		1,682,604
IRELAND — 0.31%
Paddy Power Betfair PLC	5,820	813,106

		813,106
ITALY — 0.57%
Ferrari NVa	8,645	359,577
Fiat Chrysler Automobiles NVb	61,740	499,527
Luxottica Group SpA	9,120	504,046
Mediaset SpA	38,940	160,900

		1,524,050
JAPAN — 12.84%
Aisin Seiki Co. Ltd.	13,700	516,820
Bridgestone Corp.	48,000	1,795,810
Denso Corp.	36,800	1,481,233
Dentsu Inc.	18,000	904,845
Fast Retailing Co. Ltd.	4,400	1,410,098
Fuji Heavy Industries Ltd.	48,000	1,697,585
Honda Motor Co. Ltd.	126,000	3,459,549
Isuzu Motors Ltd.	48,000	496,250
Mazda Motor Corp.	42,000	652,636
Nikon Corp.[b]	30,000	459,629
Nissan Motor Co. Ltd.	186,000	1,723,555
Nitori Holdings Co. Ltd.	6,300	577,899
Oriental Land Co. Ltd./Japan	16,100	1,141,661
Panasonic Corp.	156,000	1,434,459
Rakuten Inc.	60,000	579,474
Sekisui House Ltd.	42,000	709,809
Sony Corp.	90,000	2,316,562
Sumitomo Electric Industries Ltd.	54,000	657,734
Suzuki Motor Corp.	36,000	964,420
Toyota Industries Corp.	14,400	648,285
Toyota Motor Corp.	199,000	10,538,262

		34,166,575
MEXICO — 0.36%
Grupo Televisa SAB	174,000	966,060

		966,060
NETHERLANDS — 0.95%
Altice NV Class Aa,b	22,200	396,167
RELX NV	72,600	1,269,513
Wolters Kluwer NV	21,480	858,672

		2,524,352

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2016

Security	Shares	Value
SOUTH KOREA — 0.19%
Hyundai Motor Co. GDR	7,549	$503,333

		503,333
SPAIN — 0.97%
Industria de Diseno Textil SA	76,740	2,585,433

		2,585,433
SWEDEN — 1.02%
Electrolux AB Class B	17,100	450,561
Hennes & Mauritz AB Class B	67,680	2,259,979

		2,710,540
SWITZERLAND — 1.27%
Cie. Financiere Richemont SA Class A Registered	35,820	2,377,028
Swatch Group AG (The) Bearer[b]	2,220	772,184
Swatch Group AG (The) Registered	3,540	239,352

		3,388,564
UNITED KINGDOM — 6.34%
Barratt Developments PLC	68,768	554,000
Burberry Group PLC	29,400	576,803
Carnival PLC	14,940	805,677
Compass Group PLC	117,060	2,066,114
Daily Mail & General Trust PLC Class A NVS	20,580	205,874
GKN PLC	129,180	536,216
InterContinental Hotels Group PLC	16,980	700,678
ITV PLC	256,140	887,978
Kingfisher PLC	162,660	880,692
Ladbrokes PLC	71,580	120,063
Marks & Spencer Group PLC	113,760	664,166
Next PLC	11,400	884,802
Pearson PLC	55,980	704,025
Persimmon PLC	20,820	623,928
RELX PLC	81,960	1,524,346
Sky PLC	74,220	1,092,366
Taylor Wimpey PLC	224,220	613,282
UBM PLC	30,622	264,518
Whitbread PLC	12,780	727,400
William Hill PLC	64,740	304,276
WPP PLC	91,833	2,147,503

		16,884,707
UNITED STATES — 60.51%
Advance Auto Parts Inc.	5,160	827,354
Amazon.com Inc.[a]	26,760	15,885,806
AutoNation Inc.[a]	4,920	229,666

Security	Shares	Value
AutoZone Inc.[a]	2,160	$1,720,850
Bed Bath & Beyond Inc.[a]	11,880	589,723
Best Buy Co. Inc.	20,760	673,454
BorgWarner Inc.	16,020	615,168
Cablevision Systems Corp. Class A	15,600	514,800
CarMax Inc.[a,b]	13,800	705,180
Carnival Corp.	31,266	1,649,907
CBS Corp. Class B NVS	29,334	1,616,010
Chipotle Mexican Grill Inc.[a,b]	2,126	1,001,282
Coach Inc.	18,780	752,890
Comcast Corp. Class A	168,914	10,317,267
Darden Restaurants Inc.	8,160	541,008
Delphi Automotive PLC	19,620	1,471,892
Discovery Communications Inc. Class Aa,b	12,720	364,174
Discovery Communications Inc. Class C NVS[a,b]	14,400	388,800
Dollar General Corp.	20,880	1,787,328
Dollar Tree Inc.[a]	16,200	1,335,852
DR Horton Inc.	22,320	674,734
Expedia Inc.	7,954	857,600
Ford Motor Co.	272,580	3,679,830
GameStop Corp. Class A	7,500	237,975
Gap Inc. (The)	16,740	492,156
Garmin Ltd.	7,680	306,893
General Motors Co.	98,820	3,105,913
Genuine Parts Co.	10,320	1,025,395
Goodyear Tire & Rubber Co. (The)	19,140	631,237
H&R Block Inc.	16,440	434,345
Hanesbrands Inc.	27,420	777,083
Harley-Davidson Inc.	14,100	723,753
Harman International Industries Inc.	4,800	427,392
Hasbro Inc.	7,620	610,362
Home Depot Inc. (The)	87,660	11,696,474
Interpublic Group of Companies Inc. (The)	27,180	623,781
Johnson Controls Inc.	45,780	1,784,047
Kohl’s Corp.	13,380	623,642
L Brands Inc.	17,880	1,570,043
Leggett & Platt Inc.	9,660	467,544
Lennar Corp. Class A	12,060	583,222
Lowe’s Companies Inc.	63,420	4,804,065
Macy’s Inc.	22,200	978,798
Marriott International Inc./MD Class A	13,140	935,305

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2016

Security	Shares	Value
Mattel Inc.	24,060	$808,897
McDonald’s Corp.	63,420	7,970,626
Michael Kors Holdings Ltd.[a]	12,540	714,278
Mohawk Industries Inc.[a]	4,260	813,234
Netflix Inc.[a,b]	29,413	3,006,891
Newell Rubbermaid Inc.	17,554	777,467
News Corp. Class A	26,340	336,362
News Corp. Class B	7,470	98,977
NIKE Inc. Class B	93,600	5,753,592
Nordstrom Inc.	10,020	573,244
O’Reilly Automotive Inc.[a]	6,780	1,855,415
Omnicom Group Inc.	16,800	1,398,264
Priceline Group Inc. (The)[a]	3,420	4,408,243
PulteGroup Inc.	20,700	387,297
PVH Corp.	5,700	564,642
Ralph Lauren Corp.	4,020	386,965
Ross Stores Inc.	28,140	1,629,306
Royal Caribbean Cruises Ltd.	11,640	956,226
Scripps Networks Interactive Inc. Class A	6,840	448,020
Signet Jewelers Ltd.	5,460	677,204
Staples Inc.	44,580	491,717
Starbucks Corp.	102,208	6,101,818
Starwood Hotels & Resorts Worldwide Inc.	11,520	961,114
Target Corp.	43,260	3,559,433
TEGNA Inc.	14,220	333,601
Tiffany & Co.	7,620	559,156
Time Warner Cable Inc.	19,740	4,039,199
Time Warner Inc.	55,080	3,996,054
TJX Companies Inc. (The)	46,860	3,671,481
Tractor Supply Co.	9,060	819,568
TripAdvisor Inc.[a]	7,500	498,750
Twenty-First Century Fox Inc. Class A	80,917	2,255,966
Twenty-First Century Fox Inc. Class B	27,122	764,840
Under Armour Inc. Class Aa,b	12,180	1,033,229
Urban Outfitters Inc.[a]	6,180	204,496
VF Corp.	23,182	1,501,266
Viacom Inc. Class B NVS	23,880	985,766
Walt Disney Co. (The)	104,220	10,350,088
Whirlpool Corp.	5,220	941,375
Wyndham Worldwide Corp.	7,920	605,326
Wynn Resorts Ltd.	5,160	482,099

Security	Shares	Value
Yum! Brands Inc.	28,054	$2,296,220

		161,057,712

TOTAL COMMON STOCKS (Cost: $288,846,503)		261,753,299

PREFERRED STOCKS — 1.22%

GERMANY — 0.85%
Bayerische Motoren Werke AG	3,660	293,037
Porsche Automobil Holding SE	10,860	560,487
Volkswagen AG	11,100	1,414,792

		2,268,316
SOUTH KOREA — 0.37%
Hyundai Motor Co. GDR[b,c]	21,362	967,699

		967,699

TOTAL PREFERRED STOCKS (Cost: $5,159,551)		3,236,015

SHORT-TERM INVESTMENTS — 3.13%

MONEY MARKET FUNDS — 3.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	7,750,719	7,750,719
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	393,685	393,685
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	194,844	194,844

		8,339,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,339,248)		8,339,248

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.69% (Cost: $302,345,302)	$273,328,562
Other Assets, Less Liabilities — (2.69)%	(7,165,686)

NET ASSETS — 100.00%	$266,162,876

GDR — Global Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRALIA — 1.83%
Coca-Cola Amatil Ltd.	123,320	$838,596
Wesfarmers Ltd.	212,952	6,790,060
Woolworths Ltd.	238,794	4,059,598

		11,688,254
BELGIUM — 3.36%
Anheuser-Busch InBev SA/NV	150,532	18,740,615
Colruyt SA	12,208	712,276
Delhaize Group	18,963	1,982,653

		21,435,544
BRAZIL — 0.94%
Ambev SA ADR	818,874	4,241,767
BRF SA ADR	123,871	1,761,446

		6,003,213
CANADA — 1.51%
Alimentation Couche-Tard Inc. Class B	77,123	3,446,371
George Weston Ltd.	9,039	812,598
Loblaw Companies Ltd.	40,448	2,274,057
Metro Inc.	45,613	1,589,023
Saputo Inc.	47,815	1,539,307

		9,661,356
CHILE — 0.09%
Cencosud SA ADR[a]	75,633	580,861

		580,861
DENMARK — 0.30%
Carlsberg A/S Class B	20,066	1,915,154

		1,915,154
FRANCE — 3.76%
Carrefour SA	105,517	2,907,450
Casino Guichard Perrachon SAa	10,752	617,278
Danone SA	113,594	8,091,676
L’Oreal SA	45,447	8,154,202
Pernod Ricard SA	38,065	4,250,945

		24,021,551
GERMANY — 0.39%
Beiersdorf AG	17,989	1,626,420
METRO AG	28,428	882,120

		2,508,540
IRELAND — 0.41%
Kerry Group PLC Class A	28,037	2,616,031

		2,616,031

Security	Shares	Value
JAPAN — 6.31%
Aeon Co. Ltd.	164,117	$2,374,254
Ajinomoto Co. Inc.	109,000	2,462,792
Asahi Group Holdings Ltd.	89,498	2,792,557
Japan Tobacco Inc.	213,100	8,892,202
Kao Corp.	93,400	4,988,480
Kirin Holdings Co. Ltd.	182,196	2,557,990
Lawson Inc.	13,100	1,097,931
MEIJI Holdings Co. Ltd.	28,400	2,286,756
NH Foods Ltd.	41,000	904,667
Nissin Foods Holdings Co. Ltd.	17,500	823,658
Seven & I Holdings Co. Ltd.	145,437	6,200,757
Shiseido Co. Ltd.	74,700	1,669,526
Unicharm Corp.	85,500	1,862,979
Yakult Honsha Co. Ltd.	30,420	1,349,203

		40,263,752
MEXICO — 1.00%
Fomento Economico Mexicano SAB de CV	411,109	4,001,283
Wal-Mart de Mexico SAB de CV	1,002,010	2,397,188

		6,398,471
NETHERLANDS — 3.54%
Heineken Holding NV	17,030	1,330,901
Heineken NV	39,539	3,588,765
Koninklijke Ahold NV	152,947	3,445,730
Unilever NV CVA	316,800	14,218,363

		22,583,759
NORWAY — 0.24%
Orkla ASA	167,156	1,514,685

		1,514,685
SPAIN — 0.10%
Distribuidora Internacional de Alimentacion SA	116,173	604,470

		604,470
SWEDEN — 0.78%
Svenska Cellulosa AB SCA Class B	117,151	3,666,253
Swedish Match AB	38,769	1,318,013

		4,984,266
SWITZERLAND — 6.91%
Nestle SA Registered	588,378	44,144,478

		44,144,478
UNITED KINGDOM — 13.51%
Associated British Foods PLC	65,145	3,135,766
British American Tobacco PLC	343,433	20,188,904

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2016

Security	Shares	Value
Diageo PLC	461,858	$12,489,933
Imperial Brands PLC	177,112	9,833,771
J Sainsbury PLC[a]	255,577	1,014,963
Reckitt Benckiser Group PLC	120,570	11,662,771
SABMiller PLC	182,601	11,169,974
Tate & Lyle PLC	91,045	756,365
Tesco PLC[b]	1,475,059	4,066,356
Unilever PLC	236,979	10,737,727
Wm Morrison Supermarkets PLC	430,755	1,230,200

		86,286,730
UNITED STATES — 53.97%
Altria Group Inc.	361,920	22,677,907
Archer-Daniels-Midland Co.	108,810	3,950,891
Brown-Forman Corp. Class B	18,637	1,835,185
Campbell Soup Co.	34,322	2,189,400
Church & Dwight Co. Inc.	24,194	2,230,203
Clorox Co. (The)	24,374	3,072,586
Coca-Cola Co. (The)	718,540	33,333,071
Coca-Cola Enterprises Inc.	39,439	2,001,135
Colgate-Palmolive Co.	163,686	11,564,416
ConAgra Foods Inc.	79,779	3,559,739
Constellation Brands Inc. Class A	32,288	4,878,394
Costco Wholesale Corp.	80,536	12,690,863
CVS Health Corp.	201,498	20,901,388
Dr Pepper Snapple Group Inc.	35,203	3,147,852
Estee Lauder Companies Inc. (The) Class A	40,537	3,823,044
General Mills Inc.	110,251	6,984,401
Hershey Co. (The)	26,764	2,464,697
Hormel Foods Corp.	50,828	2,197,803
JM Smucker Co. (The)	21,998	2,856,220
Kellogg Co.	47,807	3,659,626
Kimberly-Clark Corp.	66,779	8,982,443
Kraft Heinz Co. (The)	109,192	8,578,124
Kroger Co. (The)	178,626	6,832,444
McCormick & Co. Inc./MD	21,721	2,160,805
Mead Johnson Nutrition Co.	34,327	2,916,765
Molson Coors Brewing Co. Class B	33,568	3,228,570
Mondelez International Inc. Class A	290,296	11,646,676
Monster Beverage Corp.[b]	27,489	3,666,483
PepsiCo Inc.	267,055	27,367,796
Philip Morris International Inc.	285,924	28,052,004
Procter & Gamble Co. (The)	488,892	40,240,701
Reynolds American Inc.	153,362	7,715,642
Sysco Corp.	96,237	4,497,155

Security	Shares	Value
Tyson Foods Inc. Class A	54,597	$3,639,436
Wal-Mart Stores Inc.	288,757	19,776,967
Walgreens Boots Alliance Inc.	158,725	13,370,994
Whole Foods Market Inc.	62,587	1,947,082

		344,638,908

TOTAL COMMON STOCKS
(Cost: $536,488,760)		631,850,023

PREFERRED STOCKS — 0.57%

GERMANY — 0.57%
Henkel AG & Co. KGaA	32,714	3,612,360

		3,612,360

TOTAL PREFERRED STOCKS
(Cost: $3,054,947)		3,612,360

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,723,689	1,723,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	87,552	87,552
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	643,689	643,689

		2,454,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,454,930)		2,454,930

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $541,998,637)		637,917,313
Other Assets, Less Liabilities — 0.10%		639,794

NET ASSETS — 100.00%		$638,557,107

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL ENERGY ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 1.92%
Caltex Australia Ltd.	137,726	$3,604,273
Oil Search Ltd.	580,052	3,016,344
Origin Energy Ltd.	871,770	3,413,399
Santos Ltd.	790,324	2,450,065
Woodside Petroleum Ltd.	354,163	7,072,537

		19,556,618
AUSTRIA — 0.21%
OMV AG	75,109	2,116,225

		2,116,225
BRAZIL — 0.85%
Petroleo Brasileiro SA ADR[a,b]	750,054	4,380,315
Ultrapar Participacoes SA ADR	223,617	4,311,336

		8,691,651
CANADA — 9.79%
ARC Resources Ltd.	173,683	2,536,528
Cameco Corp.	199,379	2,569,599
Canadian Natural Resources Ltd.	542,740	14,740,776
Cenovus Energy Inc.	415,129	5,424,006
Crescent Point Energy Corp.	249,801	3,472,436
Enbridge Inc.	459,323	17,954,595
Encana Corp.	421,656	2,581,867
Husky Energy Inc.	153,093	1,913,884
Imperial Oil Ltd.	129,352	4,339,235
Inter Pipeline Ltd.	168,708	3,489,071
Pembina Pipeline Corp.	188,603	5,119,526
Suncor Energy Inc.	785,882	21,976,382
TransCanada Corp.[a]	349,883	13,811,918

		99,929,823
CHINA — 2.44%
China Petroleum & Chemical Corp. Class H	12,770,400	8,380,187
CNOOC Ltd.	8,017,000	9,467,575
PetroChina Co. Ltd. Class H	10,576,000	7,035,623

		24,883,385
COLOMBIA — 0.12%
Ecopetrol SA ADR	144,894	1,247,537

		1,247,537
FRANCE — 5.75%
Technip SA	59,219	3,287,099
Total SA	1,213,207	55,383,376

		58,670,475

Security	Shares	Value
ITALY — 2.39%
Eni SpA	1,333,678	$20,213,253
Saipem SpA[a,b]	2,863,779	1,149,050
Tenaris SA	239,194	2,984,681

		24,346,984
JAPAN — 0.87%
INPEX Corp.	537,300	4,080,124
JX Holdings Inc.	1,249,320	4,821,879

		8,902,003
NORWAY — 0.91%
Statoil ASA	527,975	8,317,381
Subsea 7 SAb	130,818	990,872

		9,308,253
PORTUGAL — 0.22%
Galp Energia SGPS SA	178,189	2,243,762

		2,243,762
SPAIN — 0.59%
Repsol SA	533,679	6,032,889

		6,032,889
UNITED KINGDOM — 14.28%
Amec Foster Wheeler PLC	195,297	1,263,152
BP PLC	9,044,784	45,519,737
Petrofac Ltd.	126,650	1,676,533
Royal Dutch Shell PLC Class A	2,101,654	50,868,709
Royal Dutch Shell PLC Class B	1,847,778	45,148,791
Tullow Oil PLC[b]	445,876	1,261,848

		145,738,770
UNITED STATES — 59.06%
Anadarko Petroleum Corp.	251,903	11,731,123
Apache Corp.	187,308	9,142,504
Baker Hughes Inc.	217,580	9,536,531
Cabot Oil & Gas Corp.	226,231	5,137,706
Cameron International Corp.[b]	95,199	6,383,093
Chesapeake Energy Corp.[a]	255,597	1,053,060
Chevron Corp.	934,641	89,164,751
Cimarex Energy Co.	47,113	4,582,682
Columbia Pipeline Group Inc.	198,750	4,988,625
Concho Resources Inc.[a,b]	64,011	6,467,671
ConocoPhillips	613,350	24,699,605
Devon Energy Corp.	252,708	6,934,308
Diamond Offshore Drilling Inc.	31,854	692,187
EOG Resources Inc.	272,959	19,811,364
EQT Corp.	79,662	5,358,066
Exxon Mobil Corp.	2,060,514	172,238,365

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2016

Security	Shares	Value
FMC Technologies Inc.[b]	113,375	$3,101,940
Halliburton Co.	426,228	15,224,864
Helmerich & Payne Inc.	53,165	3,121,849
Hess Corp.	131,133	6,904,152
Kinder Morgan Inc./DE	907,526	16,208,414
Marathon Oil Corp.	417,541	4,651,407
Marathon Petroleum Corp.	262,793	9,770,644
Murphy Oil Corp.	79,253	1,996,383
National Oilwell Varco Inc.	186,747	5,807,832
Newfield Exploration Co.[b]	97,874	3,254,311
Noble Energy Inc.	212,267	6,667,306
Occidental Petroleum Corp.	380,038	26,006,000
ONEOK Inc.	104,011	3,105,768
Phillips 66	233,418	20,211,665
Pioneer Natural Resources Co.	80,993	11,398,955
Range Resources Corp.[a]	83,635	2,708,101
Schlumberger Ltd.	622,043	45,875,671
Southwestern Energy Co.[a,b]	192,767	1,555,630
Spectra Energy Corp.	333,890	10,217,034
Tesoro Corp.	59,500	5,117,595
Transocean Ltd.[a]	169,178	1,546,287
Valero Energy Corp.	233,544	14,979,512
Williams Companies Inc. (The)	338,455	5,438,972

		602,791,933

TOTAL COMMON STOCKS
(Cost: $1,291,815,202)		1,014,460,308

PREFERRED STOCKS — 0.45%

BRAZIL — 0.45%
Petroleo Brasileiro SA ADR[b]	1,013,410	4,590,747

		4,590,747

TOTAL PREFERRED STOCKS
(Cost: $21,516,447)		4,590,747

SHORT-TERM INVESTMENTS — 2.69%

MONEY MARKET FUNDS — 2.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	24,777,698	24,777,698
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,258,542	1,258,542

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,450,559	$1,450,559

		27,486,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,486,799)		27,486,799

TOTAL INVESTMENTS IN SECURITIES — 102.54%
(Cost: $1,340,818,448)		1,046,537,854
Other Assets, Less Liabilities — (2.54)%		(25,931,103)

NET ASSETS — 100.00%		$1,020,606,751

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.50%

AUSTRALIA — 7.38%
AMP Ltd.	116,288	$517,942
ASX Ltd.	7,544	240,427
Australia & New Zealand Banking Group Ltd.	110,492	1,994,005
Commonwealth Bank of Australia	64,492	3,716,815
Dexus Property Group	37,536	229,264
Goodman Group	60,260	309,188
GPT Group (The)	69,644	267,868
Insurance Australia Group Ltd.	93,564	401,615
LendLease Group	20,792	221,840
Macquarie Group Ltd.	13,156	668,847
Medibank Pvt Ltd.	107,824	243,025
Mirvac Group	148,764	221,435
National Australia Bank Ltd.	99,728	2,013,021
QBE Insurance Group Ltd.	53,728	450,913
Scentre Group	201,756	689,091
Stockland	94,116	309,143
Suncorp Group Ltd.	49,680	455,156
Vicinity Centres	133,676	328,028
Westfield Corp.	73,692	566,309
Westpac Banking Corp.	125,672	2,934,030

		16,777,962
AUSTRIA — 0.14%
Erste Group Bank AGa	11,408	321,100

		321,100
BELGIUM — 0.53%
Ageas	7,636	303,425
Groupe Bruxelles Lambert SA	3,036	250,861
KBC Groep NV	12,604	651,142

		1,205,428
BRAZIL — 0.13%
Banco do Brasil SA ADR	56,400	304,560

		304,560
CANADA — 6.52%
Bank of Montreal	24,288	1,480,996
Bank of Nova Scotia (The)	45,448	2,230,148
Brookfield Asset Management Inc. Class A	32,384	1,130,918
Canadian Imperial Bank of Commerce/Canada	14,996	1,124,830
Manulife Financial Corp.	75,440	1,072,007
National Bank of Canada	12,788	420,088

Security	Shares	Value
Power Corp. of Canada	13,984	$323,909
Royal Bank of Canada	56,212	3,252,034
Sun Life Financial Inc.	23,552	762,943
Toronto-Dominion Bank (The)	69,920	3,030,434

		14,828,307
CHILE — 0.12%
Banco de Chile ADR	1,770	114,076
Banco Santander Chile ADR	8,096	156,658

		270,734
CHINA — 2.52%
China Construction Bank Corp. Class H	3,864,720	2,466,350
China Life Insurance Co. Ltd. Class H	276,000	681,055
Industrial & Commercial Bank of China Ltd. Class H	3,036,000	1,698,724
Ping An Insurance Group Co. of China Ltd. Class H	184,000	880,082

		5,726,211
COLOMBIA — 0.09%
Bancolombia SA ADR	6,164	210,686

		210,686
DENMARK — 0.37%
Danske Bank A/S	29,348	830,441

		830,441
FINLAND — 0.38%
Sampo OYJ Class A	18,124	862,065

		862,065
FRANCE — 2.94%
AXA SA	73,324	1,728,782
BNP Paribas SA	39,928	2,012,464
Credit Agricole SA	43,608	472,983
Klepierre	7,176	344,269
Societe Generale SA	30,176	1,116,892
Unibail-Rodamco SE	3,680	1,013,999

		6,689,389
GERMANY — 2.99%
Allianz SE Registered	17,204	2,802,510
Commerzbank AGa	39,468	343,660
Deutsche Bank AG Registered	52,532	894,950
Deutsche Boerse AG	7,360	628,948
Deutsche Wohnen AG Bearer	11,960	372,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	5,704	1,161,874

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2016

Security	Shares	Value
Vonovia SE	16,468	$593,479

		6,797,902
HONG KONG — 2.68%
AIA Group Ltd.	460,000	2,606,442
BOC Hong Kong Holdings Ltd.	184,000	549,162
Cheung Kong Property Holdings Ltd.[b]	92,500	595,674
Hang Seng Bank Ltd.	27,600	487,841
Hong Kong Exchanges and Clearing Ltd.[b]	46,000	1,107,812
Sun Hung Kai Properties Ltd.[b]	62,000	758,159

		6,105,090
IRELAND — 0.14%
Bank of Ireland[a]	1,056,160	306,904
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		306,905
ITALY — 1.52%
Assicurazioni Generali SpA	51,060	758,156
Banca Monte dei Paschi di Siena SpA[a,b]	103,684	59,431
Banco Popolare SCa	13,428	92,500
Intesa Sanpaolo SpA	544,916	1,511,415
Mediobanca SpA	22,632	163,253
UniCredit SpA	208,748	754,076
Unione di Banche Italiane SpA	32,384	120,009

		3,458,840
JAPAN — 6.22%
Dai-ichi Life Insurance Co. Ltd. (The)	46,000	557,632
Daiwa House Industry Co. Ltd.	27,600	777,451
Daiwa Securities Group Inc.	92,000	566,676
Mitsubishi Estate Co. Ltd.	54,000	1,004,377
Mitsubishi UFJ Financial Group Inc.	533,600	2,475,843
Mitsui Fudosan Co. Ltd.	38,000	949,366
Mizuho Financial Group Inc.	938,200	1,403,189
MS&AD Insurance Group Holdings Inc.	19,400	541,291
Nomura Holdings Inc.	135,100	604,491
ORIX Corp.	46,000	657,084
Resona Holdings Inc.	82,800	295,854
Shinsei Bank Ltd.	92,000	120,326
Sompo Japan Nipponkoa Holdings Inc.	18,400	521,902
Sumitomo Mitsui Financial Group Inc.	55,200	1,675,719

Security	Shares	Value
Sumitomo Mitsui Trust Holdings Inc.	184,270	$540,375
Sumitomo Realty & Development Co. Ltd.	18,000	527,532
Tokio Marine Holdings Inc.	27,600	933,138

		14,152,246
MEXICO — 0.42%
Fibra Uno Administracion SA de CV	119,600	280,267
Grupo Elektra SAB de CV	2,761	54,396
Grupo Financiero Banorte SAB de CV	110,400	627,636

		962,299
NETHERLANDS — 0.91%
Aegon NV	54,648	301,033
ING Groep NV CVA	145,820	1,766,379

		2,067,412
NORWAY — 0.19%
DNB ASA	35,604	421,200

		421,200
PERU — 0.15%
Credicorp Ltd.	2,576	337,482

		337,482
SINGAPORE — 0.96%
DBS Group Holdings Ltd.	64,400	735,535
Oversea-Chinese Banking Corp. Ltd.[b]	101,200	664,346
United Overseas Bank Ltd.[b]	55,200	773,522

		2,173,403
SOUTH KOREA — 0.40%
KB Financial Group Inc. ADR[a]	14,113	389,378
Shinhan Financial Group Co. Ltd. ADR[a]	14,883	524,030

		913,408
SPAIN — 2.17%
Banco Bilbao Vizcaya Argentaria SA	238,372	1,586,903
Banco de Sabadell SA	193,292	348,461
Banco Popular Espanol SAb	74,890	195,174
Banco Santander SA	539,580	2,382,040
Bankia SA	165,324	156,368
CaixaBank SA	91,163	269,789
CaixaBank SA New	1,509	4,466

		4,943,201
SWEDEN — 1.84%
Investment AB Kinnevik Class B	8,924	253,518
Investor AB Class B	17,388	616,442

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2016

Security	Shares	Value
Nordea Bank AB	120,980	$1,164,030
Skandinaviska Enskilda Banken AB Class A	64,584	617,821
Svenska Handelsbanken AB Class A	55,384	705,733
Swedbank AB Class A	38,824	837,618

		4,195,162
SWITZERLAND — 2.92%
Baloise Holding AG Registered	1,932	246,531
Credit Suisse Group AG Registered	65,872	936,164
GAM Holding AG	5,428	78,786
Julius Baer Group Ltd.	8,188	353,119
Swiss Life Holding AG Registered	1,196	319,341
Swiss Re AG	12,880	1,195,669
UBS Group AG	135,424	2,190,485
Zurich Insurance Group AG	5,704	1,330,030

		6,650,125
UNITED KINGDOM — 7.30%
3i Group PLC	37,365	245,108
Aberdeen Asset Management PLC	35,880	143,056
Aviva PLC	154,468	1,012,619
Barclays PLC	592,296	1,276,960
British Land Co. PLC (The)	40,020	402,933
Direct Line Insurance Group PLC	55,200	293,713
Hammerson PLC	30,728	255,497
HSBC Holdings PLC	733,608	4,575,106
Land Securities Group PLC	30,912	489,172
Legal & General Group PLC	227,056	767,569
Lloyds Banking Group PLC	2,216,280	2,166,749
London Stock Exchange Group PLC	11,776	477,303
Man Group PLC	64,584	141,561
Old Mutual PLC	162,012	449,652
Provident Financial PLC	5,612	239,161
Prudential PLC	96,692	1,808,070
Royal Bank of Scotland Group PLC[a]	66,240	212,025
RSA Insurance Group PLC	39,192	267,965
Schroders PLC	3,772	145,459
Segro PLC	27,324	161,136
Standard Chartered PLC	102,672	697,344
Standard Life PLC	73,390	375,627

		16,603,785
UNITED STATES — 46.57%
Affiliated Managers Group Inc.[a]	1,932	313,757
Aflac Inc.	15,916	1,004,936
Allstate Corp. (The)	14,352	966,894

Security	Shares	Value
American Express Co.	31,832	$1,954,485
American International Group Inc.	43,516	2,352,040
American Tower Corp.	15,824	1,619,903
Ameriprise Financial Inc.	6,624	622,722
Aon PLC	10,212	1,066,643
Apartment Investment & Management Co. Class A	6,072	253,931
Assurant Inc.	2,576	198,738
AvalonBay Communities Inc.	5,152	979,910
Bank of America Corp.	389,252	5,262,687
Bank of New York Mellon Corp. (The)	40,848	1,504,432
BB&T Corp.	28,888	961,104
Berkshire Hathaway Inc. Class Ba	70,840	10,050,779
BlackRock Inc.[c]	4,692	1,597,955
Boston Properties Inc.	5,796	736,556
Capital One Financial Corp.	20,056	1,390,081
CBRE Group Inc. Class Aa	10,764	310,219
Charles Schwab Corp. (The)	45,172	1,265,719
Chubb Ltd.	17,296	2,060,818
Cincinnati Financial Corp.	5,336	348,761
Citigroup Inc.	110,584	4,616,882
Citizens Financial Group Inc.	19,872	416,318
CME Group Inc./IL	12,880	1,237,124
Comerica Inc.	6,348	240,399
Crown Castle International Corp.	12,512	1,082,288
Discover Financial Services	15,640	796,389
E*TRADE Financial Corp.[a]	10,764	263,610
Equinix Inc.	2,576	851,909
Equity Residential	13,708	1,028,511
Essex Property Trust Inc.	2,484	580,908
Extra Space Storage Inc.	4,738	442,814
Federal Realty Investment Trust	2,576	401,985
Fifth Third Bancorp.	29,348	489,818
Franklin Resources Inc.	14,168	553,260
General Growth Properties Inc.	22,080	656,438
Goldman Sachs Group Inc. (The)	14,904	2,339,630
Hartford Financial Services Group Inc. (The)	15,180	699,494
HCP Inc.	17,848	581,488
Host Hotels & Resorts Inc.[b]	28,428	474,748
Huntington Bancshares Inc./OH	28,888	275,592
Intercontinental Exchange Inc.	4,508	1,060,011
Invesco Ltd.	15,732	484,074
Iron Mountain Inc.	7,176	243,338

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2016

Security	Shares	Value
JPMorgan Chase & Co.	138,276	$8,188,705
KeyCorp	31,188	344,316
Kimco Realty Corp.	15,364	442,176
Legg Mason Inc.	4,416	153,147
Leucadia National Corp.	12,696	205,294
Lincoln National Corp.	9,108	357,034
Loews Corp.	10,488	401,271
M&T Bank Corp.	5,953	660,783
Macerich Co. (The)	4,784	379,084
Marsh & McLennan Companies Inc.	19,596	1,191,241
McGraw Hill Financial Inc.	10,028	992,571
MetLife Inc.	41,584	1,827,201
Moody’s Corp.	6,348	612,963
Morgan Stanley	57,776	1,444,978
Nasdaq Inc.	4,508	299,241
Navient Corp.	13,616	162,984
Northern Trust Corp.	8,096	527,616
People’s United Financial Inc.	10,028	159,746
PNC Financial Services Group Inc. (The)[c]	18,676	1,579,429
Principal Financial Group Inc.	9,936	391,975
Progressive Corp. (The)	21,896	769,425
Prologis Inc.	19,688	869,816
Prudential Financial Inc.	16,744	1,209,252
Public Storage	5,612	1,547,958
Realty Income Corp.	9,660	603,847
Regions Financial Corp.	47,840	375,544
Simon Property Group Inc.	11,684	2,426,650
SL Green Realty Corp.	3,772	365,431
State Street Corp.	15,088	882,950
SunTrust Banks Inc.	18,492	667,191
Synchrony Financial[a]	32,025	917,837
T Rowe Price Group Inc.	9,476	696,107
Torchmark Corp.	4,416	239,171
Travelers Companies Inc. (The)	11,040	1,288,478
U.S. Bancorp.	61,180	2,483,296
UDR Inc.	9,844	379,289
Unum Group	9,108	281,619
Ventas Inc.	12,788	805,133
Vornado Realty Trust[b]	6,716	634,192
Wells Fargo & Co.	174,616	8,444,430
Welltower Inc.	13,524	937,754
Weyerhaeuser Co.	29,589	916,667
Willis Towers Watson PLC	5,175	614,066

Security	Shares	Value
XL Group PLC	11,592	$426,586
Zions BanCorp.	7,268	175,958

		105,920,500

TOTAL COMMON STOCKS (Cost: $296,081,523)		224,035,843

PREFERRED STOCKS — 0.97%

BRAZIL — 0.94%
Banco Bradesco SA ADR[b]	125,212	932,830
Itau Unibanco Holding SA ADR[b]	140,024	1,202,806

		2,135,636
ITALY — 0.03%
Intesa Sanpaolo SpA	26,036	67,824

		67,824

TOTAL PREFERRED STOCKS (Cost: $3,059,070)		2,203,460

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,469,940	4,469,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	227,043	227,043
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	134,132	134,132

		4,831,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,831,115)		4,831,115

TOTAL INVESTMENTS IN SECURITIES — 101.59% (Cost: $303,971,708)		231,070,418
Other Assets, Less Liabilities — (1.59)%		(3,615,030)

NET ASSETS — 100.00%		$227,455,388

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.53%

AUSTRALIA — 1.37%
Cochlear Ltd.	24,048	$1,892,439
CSL Ltd.	193,720	15,116,493
Ramsay Health Care Ltd.	54,442	2,569,726
Sonic Healthcare Ltd.	175,684	2,538,020

		22,116,678
BELGIUM — 0.26%
UCB SA	54,108	4,145,937

		4,145,937
CANADA — 0.15%
Valeant Pharmaceuticals International Inc.[a,b]	94,379	2,484,522

		2,484,522
DENMARK — 2.90%
Coloplast A/S Class B	46,426	3,523,518
Novo Nordisk A/S Class B	794,252	43,150,882

		46,674,400
FRANCE — 3.13%
Essilor International SA	82,498	10,204,855
Sanofi	497,660	40,185,322

		50,390,177
GERMANY — 4.19%
Bayer AG Registered	346,358	40,771,728
Fresenius Medical Care AG & Co. KGaA	89,512	7,939,948
Fresenius SE & Co. KGaA	164,996	12,072,846
Merck KGaA	54,108	4,520,207
QIAGEN NVa,b	98,049	2,187,708

		67,492,437
JAPAN — 5.02%
Astellas Pharma Inc.	935,275	12,452,859
Chugai Pharmaceutical Co. Ltd.	87,300	2,706,886
Daiichi Sankyo Co. Ltd.	267,200	5,949,268
Eisai Co. Ltd.	123,200	7,420,828
Hoya Corp.	170,500	6,494,155
Ono Pharmaceutical Co. Ltd.	224,500	9,517,705
Otsuka Holdings Co. Ltd.	233,800	8,503,709
Shionogi & Co. Ltd.	133,600	6,296,358
Taisho Pharmaceutical Holdings Co. Ltd.	23,700	1,880,902
Takeda Pharmaceutical Co. Ltd.	309,500	14,142,907
Terumo Corp.	153,200	5,499,907

		80,865,484

Security	Shares	Value
SWITZERLAND — 10.20%
Actelion Ltd. Registered	42,256	$6,340,716
Lonza Group AG Registered	22,044	3,745,167
Novartis AG Registered	1,120,904	81,582,007
Roche Holding AG	293,252	72,482,377

		164,150,267
UNITED KINGDOM — 5.68%
AstraZeneca PLC	523,378	29,356,602
GlaxoSmithKline PLC	2,039,738	41,395,820
Shire PLC	251,168	14,292,139
Smith & Nephew PLC	383,098	6,321,195

		91,365,756
UNITED STATES — 66.63%
Abbott Laboratories	616,898	25,804,843
AbbVie Inc.	674,012	38,499,565
Aetna Inc.	145,958	16,398,381
Agilent Technologies Inc.	137,608	5,483,679
Alexion Pharmaceuticals Inc.[a]	94,522	13,159,353
Allergan PLC[a]	165,330	44,313,400
AmerisourceBergen Corp.	81,830	7,082,387
Amgen Inc.	314,294	47,122,099
Anthem Inc.	109,552	15,226,632
Baxalta Inc.	284,252	11,483,781
Baxter International Inc.	228,790	9,398,693
Becton Dickinson and Co.	88,176	13,386,880
Biogen Inc.[a]	91,516	23,823,445
Boston Scientific Corp.[a]	564,126	10,611,210
Bristol-Myers Squibb Co.	698,060	44,592,073
Cardinal Health Inc.	137,608	11,276,976
Celgene Corp.[a]	326,986	32,728,029
Centene Corp.[a]	71,037	4,373,748
Cerner Corp.[a]	127,642	6,759,920
Cigna Corp.	106,880	14,668,211
CR Bard Inc.	30,642	6,210,214
DaVita HealthCare Partners Inc.[a]	69,519	5,101,304
DENTSPLY SIRONA Inc.	100,200	6,175,326
Edwards Lifesciences Corp.[a]	89,846	7,925,316
Eli Lilly & Co.	407,480	29,342,635
Endo International PLC[a]	85,217	2,398,859
Express Scripts Holding Co.[a,b]	280,226	19,248,724
Gilead Sciences Inc.	571,474	52,495,602
HCA Holdings Inc.[a]	128,590	10,036,449
Henry Schein Inc.[a]	33,734	5,823,500
Hologic Inc.[a]	103,214	3,560,883
Humana Inc.	61,790	11,304,480

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2016

Security	Shares	Value
Illumina Inc.[a]	61,790	$10,016,777
Intuitive Surgical Inc.[a,b]	15,508	9,321,083
Johnson & Johnson	1,152,634	124,714,999
Laboratory Corp. of America Holdings[a,b]	42,752	5,007,542
Mallinckrodt PLC[a]	47,428	2,906,388
McKesson Corp.	96,192	15,126,192
Medtronic PLC	587,506	44,062,950
Merck & Co. Inc.	1,160,316	61,392,320
Mylan NVa	173,346	8,034,587
Patterson Companies Inc.	35,070	1,631,807
PerkinElmer Inc.	46,760	2,312,750
Perrigo Co. PLC	61,790	7,904,795
Pfizer Inc.	2,529,716	74,980,782
Quest Diagnostics Inc.	59,786	4,271,710
Regeneron Pharmaceuticals Inc.[a,b]	32,732	11,797,922
St. Jude Medical Inc.	119,177	6,554,735
Stryker Corp.	130,260	13,975,595
Tenet Healthcare Corp.[a,b]	42,418	1,227,153
Thermo Fisher Scientific Inc.	165,330	23,409,075
UnitedHealth Group Inc.	397,126	51,189,541
Universal Health Services Inc. Class B	38,076	4,748,839
Varian Medical Systems Inc.[a]	39,746	3,180,475
Vertex Pharmaceuticals Inc.[a]	103,540	8,230,395
Waters Corp.[a,b]	33,734	4,450,189
Zimmer Biomet Holdings Inc.	74,816	7,977,630
Zoetis Inc.	192,384	8,528,383

		1,072,771,211

TOTAL COMMON STOCKS (Cost: $1,461,097,618)		1,602,456,869

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	7,280,067	7,280,067
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	369,779	369,779

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	3,103,981	$3,103,981

		10,753,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,753,827)		10,753,827

TOTAL INVESTMENTS IN SECURITIES — 100.20% (Cost: $1,471,851,445)		1,613,210,696
Other Assets, Less Liabilities — (0.20)%		(3,163,268)

NET ASSETS — 100.00%		$1,610,047,428

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 1.95%
Asciano Ltd.	57,078	$393,409
Aurizon Holdings Ltd.	122,418	372,913
Brambles Ltd.	92,124	858,900
Qantas Airways Ltd.	113,670	355,883
Sydney Airport	131,814	678,352
Transurban Group	119,556	1,043,842

		3,703,299
BRAZIL — 0.16%
Embraer SA ADR	11,718	308,887

		308,887
CANADA — 2.22%
Bombardier Inc. Class Ba	113,184	115,507
Canadian National Railway Co.	43,794	2,747,939
Canadian Pacific Railway Ltd.	7,830	1,044,545
SNC-Lavalin Group Inc.	8,316	305,071

		4,213,062
CHILE — 0.10%
LATAM Airlines Group SA ADR[a]	26,298	184,086

		184,086
DENMARK — 1.05%
AP Moeller – Maersk A/S Class A	162	207,148
AP Moeller – Maersk A/S Class B	378	496,642
DSV A/S	10,560	440,299
Vestas Wind Systems A/S	12,006	848,396

		1,992,485
FINLAND — 0.84%
Kone OYJ Class B	21,546	1,040,055
Metso OYJ	7,236	172,914
Wartsila OYJ Abp	8,532	386,669

		1,599,638
FRANCE — 5.77%
Airbus Group SE	34,074	2,265,675
Alstom SAa	8,586	219,802
Bouygues SA	10,530	430,181
Cie. de Saint-Gobain	27,432	1,210,706
Edenred	11,394	221,637
Legrand SA	14,742	827,279
Safran SA	18,954	1,327,909
Schneider Electric SE	32,292	2,043,781
Thales SA	5,616	492,778
Vinci SA	25,920	1,933,797

		10,973,545

Security	Shares	Value
GERMANY — 4.20%
Brenntag AG	8,694	$497,344
Deutsche Lufthansa AG Registered[a]	12,474	201,921
Deutsche Post AG Registered	52,920	1,472,648
GEA Group AG	10,098	494,809
MAN SE	1,836	199,011
Osram Licht AG	4,806	248,121
Siemens AG Registered	45,846	4,866,513

		7,980,367
HONG KONG — 1.00%
CK Hutchison Holdings Ltd.	146,020	1,895,716

		1,895,716
IRELAND — 0.48%
Allegion PLC	5,400	344,034
Ryanair Holdings PLC ADR	6,722	576,882

		920,916
ITALY — 0.78%
Atlantia SpA	22,356	620,845
CNH Industrial NV	54,108	368,411
Finmeccanica SpA[a]	20,486	260,295
Prysmian SpA	10,800	245,035

		1,494,586
JAPAN — 14.61%
ANA Holdings Inc.	162,000	457,050
Asahi Glass Co. Ltd.	54,000	295,956
Central Japan Railway Co.	10,800	1,912,665
Dai Nippon Printing Co. Ltd.	32,000	284,710
Daikin Industries Ltd.	16,200	1,212,460
East Japan Railway Co.	21,600	1,866,638
FANUC Corp.	10,800	1,680,128
ITOCHU Corp.	91,800	1,132,032
Japan Airlines Co. Ltd.	21,600	792,163
JGC Corp.	13,000	194,893
Kajima Corp.	54,000	339,197
Kawasaki Heavy Industries Ltd.	108,000	312,291
Kintetsu Group Holdings Co. Ltd.	108,000	438,169
Komatsu Ltd.	59,400	1,012,593
Kubota Corp.	64,000	874,914
LIXIL Group Corp.	16,200	330,789
Makita Corp.	6,700	416,086
Marubeni Corp.	102,600	520,326
Mitsubishi Corp.	91,800	1,556,749
Mitsubishi Electric Corp.	116,000	1,217,332
Mitsubishi Heavy Industries Ltd.	182,000	677,025

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2016

Security	Shares	Value
Mitsui & Co. Ltd.	102,600	$1,182,143
NGK Insulators Ltd.	14,000	258,962
Nidec Corp.	14,100	966,094
Nippon Express Co. Ltd.	54,000	245,990
Nippon Yusen KK	108,000	208,515
NSK Ltd.	32,400	296,917
Obayashi Corp.	54,000	533,298
Odakyu Electric Railway Co. Ltd.	32,000	348,770
Recruit Holdings Co. Ltd.	27,000	825,170
Secom Co. Ltd.	10,800	803,886
Shimizu Corp.	54,000	458,348
SMC Corp./Japan	3,400	790,747
Sumitomo Corp.	70,200	698,596
Taisei Corp.	54,000	357,454
Tokyu Corp.	54,000	453,063
Toppan Printing Co. Ltd.	54,000	453,543
TOTO Ltd.	8,500	265,448
West Japan Railway Co.	10,800	667,727
Yamato Holdings Co. Ltd.	21,600	431,827

		27,770,664
MEXICO — 0.25%
Alfa SAB de CV	237,600	480,947

		480,947
NETHERLANDS — 1.16%
Koninklijke Philips NV	51,948	1,482,006
PostNL NVa,b	25,164	102,659
Randstad Holding NV	6,966	386,665
TNT Express NV	25,596	230,019

		2,201,349
SINGAPORE — 0.49%
Jardine Matheson Holdings Ltd.[b]	16,200	924,696

		924,696
SPAIN — 1.12%
Abertis Infraestructuras SA	26,028	428,590
ACS Actividades de Construccion y Servicios SA	10,563	315,251
Aena SAa,c	4,104	530,573
Ferrovial SA	23,660	509,173
International Consolidated Airlines Group SA	44,658	355,275

		2,138,862
SWEDEN — 2.92%
Alfa Laval AB	15,876	260,269
Assa Abloy AB	55,836	1,103,399

Security	Shares	Value
Atlas Copco AB Class A	36,882	$929,477
Atlas Copco AB Class B	21,114	498,504
Sandvik AB	61,938	641,789
Securitas AB Class B	17,496	290,280
Skanska AB Class B	22,356	511,005
SKF AB Class B	21,114	381,822
Volvo AB Class B	85,698	941,899

		5,558,444
SWITZERLAND — 2.83%
ABB Ltd. Registered	110,430	2,160,975
Adecco SA Registered	9,558	625,290
Geberit AG Registered	2,106	790,148
Kuehne + Nagel International AG Registered	3,024	431,662
Schindler Holding AG Participation Certificates	2,592	479,885
Schindler Holding AG Registered	1,080	198,599
SGS SA Registered	324	687,483

		5,374,042
UNITED KINGDOM — 4.88%
Aggreko PLC	14,526	224,858
Ashtead Group PLC	28,350	352,058
Babcock International Group PLC	27,216	371,421
BAE Systems PLC	175,284	1,282,353
Bunzl PLC	18,252	530,706
Capita PLC	36,828	551,561
Cobham PLC	63,774	198,999
DCC PLC	4,860	429,594
easyJet PLC	13,990	305,438
Experian PLC	53,622	959,533
FirstGroup PLC[a]	66,528	92,465
G4S PLC	86,292	236,396
Hays PLC	74,952	130,351
IMI PLC	15,822	216,608
Intertek Group PLC	8,910	405,577
Rentokil Initial PLC	98,982	251,528
Rolls-Royce Holdings PLC	103,734	1,016,841
Smiths Group PLC	22,032	340,732
Travis Perkins PLC	13,284	348,831
Weir Group PLC (The)	12,096	192,632
Wolseley PLC	14,796	837,679

		9,276,161
UNITED STATES — 52.81%
3M Co.	33,480	5,578,772
ADT Corp. (The)	9,126	376,539

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2016

Security	Shares	Value
American Airlines Group Inc.	33,318	$1,366,371
AMETEK Inc.	12,960	647,741
Boeing Co. (The)	34,506	4,380,192
Caterpillar Inc.	32,292	2,471,630
CH Robinson Worldwide Inc.	7,992	593,246
Cintas Corp.	4,644	417,078
CSX Corp.	53,676	1,382,157
Cummins Inc.	9,180	1,009,249
Danaher Corp.	32,940	3,124,688
Deere & Co.	16,524	1,272,183
Delta Air Lines Inc.	43,038	2,095,090
Dover Corp.	8,586	552,337
Dun & Bradstreet Corp. (The)	1,944	200,388
Eaton Corp. PLC	25,488	1,594,529
Emerson Electric Co.	36,018	1,958,659
Equifax Inc.	6,480	740,599
Expeditors International of Washington Inc.	10,260	500,791
Fastenal Co.	15,984	783,216
FedEx Corp.	14,364	2,337,310
Flowserve Corp.	7,506	333,341
Fluor Corp.	7,938	426,271
General Dynamics Corp.	16,200	2,128,194
General Electric Co.	515,592	16,390,670
Honeywell International Inc.	42,498	4,761,901
Illinois Tool Works Inc.	18,036	1,847,608
Ingersoll-Rand PLC	14,364	890,712
Jacobs Engineering Group Inc.[a]	6,858	298,666
JB Hunt Transport Services Inc.	4,968	418,504
Kansas City Southern	5,994	512,187
L-3 Communications Holdings Inc.	4,212	499,122
Lockheed Martin Corp.	14,526	3,217,509
Masco Corp.	18,306	575,724
Nielsen Holdings PLC	19,818	1,043,616
Norfolk Southern Corp.	16,416	1,366,632
Northrop Grumman Corp.	10,098	1,998,394
PACCAR Inc.	19,602	1,072,033
Parker-Hannifin Corp.	7,614	845,763
Pentair PLC	10,044	544,987
Pitney Bowes Inc.	10,908	234,958
Quanta Services Inc.[a]	8,964	202,228
Raytheon Co.	16,524	2,026,338
Republic Services Inc.	12,636	602,105
Robert Half International Inc.	7,236	337,053
Rockwell Automation Inc.	7,290	829,238

Security	Shares	Value
Rockwell Collins Inc.	7,290	$672,211
Roper Technologies Inc.	5,508	1,006,697
Ryder System Inc.	3,186	206,389
Snap-on Inc.	3,186	500,170
Southwest Airlines Co.	35,586	1,594,253
Stanley Black & Decker Inc.	8,208	863,564
Stericycle Inc.[a]	4,644	586,026
Textron Inc.	15,120	551,275
Tyco International PLC	23,220	852,406
Union Pacific Corp.	46,872	3,728,668
United Continental Holdings Inc.[a]	20,358	1,218,630
United Parcel Service Inc. Class B	38,286	4,038,024
United Rentals Inc.[a]	5,184	322,393
United Technologies Corp.	42,930	4,297,293
Verisk Analytics Inc. Class Aa	8,532	681,877
Waste Management Inc.	22,572	1,331,748
WW Grainger Inc.[b]	3,186	743,708
Xylem Inc./NY	9,774	399,757

		100,381,608

TOTAL COMMON STOCKS
(Cost: $187,886,681)		189,373,360

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	988,336	988,336
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	50,201	50,201
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	436,246	436,246

		1,474,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,474,783)		1,474,783

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $189,361,464)	$190,848,143
Other Assets, Less Liabilities — (0.40)%	(759,022)

NET ASSETS — 100.00%	$190,089,121

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL MATERIALS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.86%

AUSTRALIA — 6.74%
Amcor Ltd./Australia	143,025	$1,578,815
BHP Billiton Ltd.	392,475	5,090,224
Incitec Pivot Ltd.	202,200	496,180
James Hardie Industries PLC	53,925	740,865
Newcrest Mining Ltd.[a]	92,250	1,203,537
Orica Ltd.	43,575	515,203
Rio Tinto Ltd.	51,225	1,682,192
South32 Ltd.[a]	657,600	741,083

		12,048,099
AUSTRIA — 0.26%
Voestalpine AG	13,800	462,417

		462,417
BELGIUM — 0.85%
Solvay SA	8,882	892,209
Umicore SA	12,450	620,699

		1,512,908
BRAZIL — 0.42%
Vale SA ADR[b]	179,625	756,221

		756,221
CANADA — 6.70%
Agnico Eagle Mines Ltd.	26,400	959,091
Agrium Inc.	16,650	1,476,095
Barrick Gold Corp.	142,950	1,949,544
Eldorado Gold Corp.	93,210	294,017
First Quantum Minerals Ltd.	84,600	447,380
Franco-Nevada Corp.	21,372	1,317,895
Goldcorp Inc.	102,000	1,661,556
Kinross Gold Corp.[a]	147,225	504,238
Potash Corp. of Saskatchewan Inc.	101,400	1,733,313
Silver Wheaton Corp.	49,800	829,711
Teck Resources Ltd. Class Bb	57,075	434,643
Yamana Gold Inc.	116,325	354,340

		11,961,823
CHILE — 0.33%
Empresas CMPC SA	157,725	368,597
Sociedad Quimica y Minera de Chile SA ADR	11,025	226,564

		595,161
DENMARK — 1.15%
Chr Hansen Holding A/S	11,700	786,687
Novozymes A/S Class B	28,125	1,266,452

		2,053,139

Security	Shares	Value
FINLAND — 1.01%
Stora Enso OYJ Class R	68,400	$613,039
UPM-Kymmene OYJ	65,700	1,191,906

		1,804,945
FRANCE — 3.61%
Air Liquide SA	41,925	4,724,535
ArcelorMittal[b]	227,415	1,030,125
Arkema SA	9,195	691,349

		6,446,009
GERMANY — 8.63%
BASF SE	111,750	8,442,958
HeidelbergCement AG	17,325	1,485,639
K+S AG Registered[b]	23,100	541,345
Lanxess AG	10,950	527,074
Linde AG	22,575	3,294,131
ThyssenKrupp AG	54,525	1,134,567

		15,425,714
IRELAND — 2.00%
CRH PLC	100,350	2,839,407
Smurfit Kappa Group PLC	28,500	735,609

		3,575,016
JAPAN — 9.03%
Asahi Kasei Corp.	150,000	1,015,481
JFE Holdings Inc.	67,500	910,450
JSR Corp.	22,500	323,902
Kobe Steel Ltd.	450,000	396,370
Kuraray Co. Ltd.	45,000	550,914
Mitsubishi Chemical Holdings Corp.	187,500	980,081
Mitsubishi Materials Corp.	150,000	424,396
Mitsui Chemicals Inc.	150,000	500,467
Nippon Paint Holdings Co. Ltd.	22,500	499,867
Nippon Steel & Sumitomo Metal Corp.	112,529	2,164,578
Nitto Denko Corp.	22,900	1,274,837
Oji Holdings Corp.	75,000	301,615
Shin-Etsu Chemical Co. Ltd.	45,000	2,331,776
Sumitomo Chemical Co. Ltd.	225,000	1,018,951
Sumitomo Metal Mining Co. Ltd.	75,000	745,696
Taiheiyo Cement Corp.	150,000	345,656
Toray Industries Inc.	225,000	1,920,192
Toyo Seikan Group Holdings Ltd.	22,500	421,994

		16,127,223
MEXICO — 1.38%
Cemex SAB de CV CPO[a]	1,642,515	1,202,816

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2016

Security	Shares	Value
Grupo Mexico SAB de CV Series B	517,500	$1,257,684

		2,460,500
NETHERLANDS — 1.83%
Akzo Nobel NV	30,000	2,047,772
Koninklijke DSM NV	22,050	1,214,518

		3,262,290
NORWAY — 0.84%
Norsk Hydro ASA	167,925	691,698
Yara International ASA	21,675	816,031

		1,507,729
PERU — 0.35%
Southern Copper Corp.[b]	22,500	623,475

		623,475
SOUTH KOREA — 1.90%
LG Chem Ltd.	5,325	1,524,954
POSCO	9,750	1,871,393

		3,396,347
SWEDEN — 0.42%
Boliden AB	33,300	533,592
Holmen AB Class B	6,375	209,022

		742,614
SWITZERLAND — 5.68%
Clariant AG Registered	35,550	645,925
Givaudan SA Registered	1,125	2,215,580
LafargeHolcim Ltd. Registered	54,150	2,557,515
Syngenta AG Registered	11,325	4,730,329

		10,149,349
TAIWAN — 2.78%
China Steel Corp.	1,500,161	1,044,109
Formosa Chemicals & Fibre Corp.	450,100	1,121,614
Formosa Plastics Corp.	600,720	1,489,481
Nan Ya Plastics Corp.	624,940	1,312,638

		4,967,842
UNITED KINGDOM — 8.29%
Anglo American PLC[b]	170,325	1,351,586
Antofagasta PLC	47,400	319,793
BHP Billiton PLC	258,750	2,911,244
Glencore PLC	1,477,875	3,341,287
Johnson Matthey PLC	23,835	940,041
Randgold Resources Ltd.	11,172	1,022,864
Rexam PLC	87,326	795,756
Rio Tinto PLC	147,000	4,131,641

		14,814,212

Security	Shares	Value
UNITED STATES — 34.66%
Air Products & Chemicals Inc.	23,625	$3,403,181
Airgas Inc.	8,025	1,136,661
Alcoa Inc.	159,750	1,530,405
Avery Dennison Corp.	11,175	805,829
Ball Corp.	16,800	1,197,672
CF Industries Holdings Inc.	28,575	895,541
Dow Chemical Co. (The)	136,575	6,946,204
Eastman Chemical Co.	18,375	1,327,226
Ecolab Inc.	32,325	3,604,884
EI du Pont de Nemours & Co.	106,425	6,738,831
FMC Corp.	15,600	629,772
Freeport-McMoRan Inc.	150,900	1,560,306
International Flavors & Fragrances Inc.	9,900	1,126,323
International Paper Co.	50,550	2,074,572
LyondellBasell Industries NV Class A	42,225	3,613,616
Martin Marietta Materials Inc.	7,875	1,256,141
Monsanto Co.	53,100	4,658,994
Mosaic Co. (The)	41,775	1,127,925
Newmont Mining Corp.	64,275	1,708,430
Nucor Corp.	38,475	1,819,868
Owens-Illinois Inc.[a]	19,350	308,826
PPG Industries Inc.	32,850	3,662,447
Praxair Inc.	34,650	3,965,692
Sealed Air Corp.	24,300	1,166,643
Sherwin-Williams Co. (The)	9,600	2,732,832
Vulcan Materials Co.	16,200	1,710,234
WestRock Co.	31,200	1,217,736

		61,926,791

TOTAL COMMON STOCKS (Cost: $257,660,444)		176,619,824

PREFERRED STOCKS — 0.56%

BRAZIL — 0.56%
Gerdau SA ADR	114,975	204,655
Vale SA ADR	252,750	788,580

		993,235

TOTAL PREFERRED STOCKS (Cost: $9,291,238)		993,235

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,439,809	$4,439,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	225,513	225,513
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	111,998	111,998

		4,777,320

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,777,320)		4,777,320

TOTAL INVESTMENTS IN SECURITIES — 102.09% (Cost: $271,729,002)		182,390,379
Other Assets, Less Liabilities — (2.09)%		(3,737,761)

NET ASSETS — 100.00%		$178,652,618

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® GLOBAL TECH ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AUSTRALIA — 0.08%
Computershare Ltd.	82,926	$623,874

		623,874
BRAZIL — 0.18%
Cielo SA	138,953	1,371,102

		1,371,102
CANADA — 0.52%
BlackBerry Ltd.[a,b]	74,205	604,678
CGI Group Inc. Class Aa	44,370	2,129,225
Constellation Software Inc./Canada	3,060	1,258,091

		3,991,994
CHINA — 2.33%
Tencent Holdings Ltd.	872,900	17,825,884

		17,825,884
FINLAND — 0.73%
Nokia OYJ	936,666	5,577,051

		5,577,051
FRANCE — 0.62%
Cap Gemini SA	26,010	2,447,647
Dassault Systemes	21,726	1,726,366
STMicroelectronics NV New	106,182	589,511

		4,763,524
GERMANY — 1.99%
Infineon Technologies AG	183,600	2,616,315
SAP SE	155,601	12,607,110

		15,223,425
JAPAN — 4.68%
Canon Inc.	182,900	5,459,580
FUJIFILM Holdings Corp.	76,500	3,029,508
Fujitsu Ltd.	306,000	1,134,211
Hirose Electric Co. Ltd.	5,355	591,268
Hitachi Ltd.	765,000	3,584,225
Keyence Corp.	7,460	4,074,642
Konica Minolta Inc.	76,500	650,687
Kyocera Corp.	61,200	2,699,127
Murata Manufacturing Co. Ltd.	34,500	4,165,355
NEC Corp.	384,000	966,876
Nintendo Co. Ltd.	18,500	2,633,569
NTT Data Corp.	21,900	1,100,894
Ricoh Co. Ltd.	122,400	1,248,013
Rohm Co. Ltd.	15,300	645,242
TDK Corp.	21,100	1,173,317

Security	Shares	Value
Tokyo Electron Ltd.	27,200	$1,775,339
Yahoo Japan Corp.	198,900	847,663

		35,779,516
NETHERLANDS — 1.08%
ASML Holding NV	70,992	7,222,660
Gemalto NVb	14,382	1,064,794

		8,287,454
SOUTH KOREA — 3.16%
Samsung Electronics Co. Ltd.	19,072	21,880,434
SK Hynix Inc.	94,401	2,323,704

		24,204,138
SPAIN — 0.40%
Amadeus IT Holding SA Class A	71,910	3,088,510

		3,088,510
SWEDEN — 0.85%
Hexagon AB Class B	40,239	1,568,520
Telefonaktiebolaget LM Ericsson Class B	493,272	4,946,898

		6,515,418
TAIWAN — 3.16%
Delta Electronics Inc.	306,000	1,350,112
Hon Hai Precision Industry Co. Ltd.	2,142,794	5,645,940
MediaTek Inc.	259,000	1,987,726
Taiwan Semiconductor Manufacturing Co. Ltd.	3,010,600	15,154,027

		24,137,805
UNITED KINGDOM — 0.65%
ARM Holdings PLC	227,664	3,318,026
Sage Group PLC (The)	177,939	1,608,678

		4,926,704
UNITED STATES — 79.37%
Accenture PLC Class A	101,439	11,706,061
Activision Blizzard Inc.	81,855	2,769,973
Adobe Systems Inc.[a]	80,631	7,563,188
Akamai Technologies Inc.[a,b]	28,764	1,598,415
Alliance Data Systems Corp.[a]	9,792	2,154,240
Alphabet Inc. Class Aa	47,583	36,301,071
Alphabet Inc. Class Ca	48,195	35,902,865
Amphenol Corp. Class A	49,572	2,866,253
Analog Devices Inc.	50,031	2,961,335
Apple Inc.	899,487	98,035,088
Applied Materials Inc.	184,365	3,904,851
Autodesk Inc.[a]	36,567	2,132,222
Automatic Data Processing Inc.	74,205	6,656,931

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2016

Security	Shares	Value
Broadcom Ltd.	60,472	$9,342,924
CA Inc.	47,736	1,469,791
Cisco Systems Inc.	817,173	23,264,915
Citrix Systems Inc.[a]	24,939	1,959,707
Cognizant Technology Solutions Corp. Class Aa	98,532	6,177,956
Corning Inc.	182,835	3,819,423
CSRA Inc.	22,032	592,661
eBay Inc.[a]	177,480	4,234,673
Electronic Arts Inc.[a]	50,031	3,307,549
EMC Corp./MA	314,415	8,379,160
F5 Networks Inc.[a]	11,322	1,198,434
Facebook Inc. Class Aa	372,402	42,491,068
Fidelity National Information Services Inc.	44,523	2,818,751
First Solar Inc.[a,b]	12,240	838,073
Fiserv Inc.[a]	36,567	3,751,043
FLIR Systems Inc.	22,032	725,954
Harris Corp.	20,043	1,560,548
Hewlett Packard Enterprise Co.	279,837	4,961,510
HP Inc.	283,050	3,487,176
Intel Corp.	765,306	24,757,649
International Business Machines Corp.	143,514	21,735,195
Intuit Inc.	42,228	4,392,134
Juniper Networks Inc.	57,069	1,455,830
KLA-Tencor Corp.	25,092	1,826,949
Lam Research Corp.	25,704	2,123,150
Linear Technology Corp.	38,250	1,704,420
MasterCard Inc. Class A	159,273	15,051,298
Microchip Technology Inc.	32,589	1,570,790
Micron Technology Inc.[a]	170,442	1,784,528
Microsoft Corp.	1,283,364	70,880,194
Motorola Solutions Inc.	25,816	1,954,271
NetApp Inc.	46,971	1,281,839
NVIDIA Corp.	82,620	2,943,751
Oracle Corp.	512,703	20,974,680
Paychex Inc.	51,408	2,776,546
PayPal Holdings Inc.[a,b]	180,234	6,957,032
Qorvo Inc.[a]	21,267	1,072,069
QUALCOMM Inc.	242,046	12,378,232
Red Hat Inc.[a,b]	29,529	2,200,206
salesforce.com inc.[a]	102,204	7,545,721
SanDisk Corp.	32,436	2,467,731
Seagate Technology PLC	48,195	1,660,318

Security	Shares	Value
Skyworks Solutions Inc.	31,059	$2,419,496
Symantec Corp.	107,865	1,982,559
TE Connectivity Ltd.	61,353	3,798,978
Teradata Corp.[a]	21,726	570,090
Texas Instruments Inc.	163,251	9,373,872
Total System Services Inc.	27,234	1,295,794
VeriSign Inc.[a,b]	15,759	1,395,302
Visa Inc. Class A	312,273	23,882,639
Western Digital Corp.	37,332	1,763,564
Western Union Co. (The)	81,396	1,570,129
Xerox Corp.	154,377	1,722,847
Xilinx Inc.	41,157	1,952,076
Yahoo! Inc.[a]	140,913	5,187,008

		607,342,696

TOTAL COMMON STOCKS (Cost: $600,761,463)		763,659,095

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	6,949,031	6,949,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	352,965	352,965
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,058,385	1,058,385

		8,360,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,360,381)		8,360,381

TOTAL INVESTMENTS IN SECURITIES — 100.89% (Cost: $609,121,844)		772,019,476
Other Assets, Less Liabilities — (0.89)%		(6,804,565)

NET ASSETS — 100.00%		$765,214,911

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® GLOBAL TELECOM ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.14%

AUSTRALIA — 3.84%
Telstra Corp. Ltd.	3,829,076	$15,699,598

		15,699,598
BELGIUM — 0.37%
Proximus SADP	44,432	1,520,747

		1,520,747
CANADA — 5.63%
BCE Inc.	271,305	12,415,279
Rogers Communications Inc. Class B	112,058	4,505,019
TELUS Corp.	185,685	6,069,629

		22,989,927
CHINA — 4.72%
China Mobile Ltd.	1,730,000	19,281,575

		19,281,575
DENMARK — 0.30%
TDC A/S	250,625	1,228,601

		1,228,601
FRANCE — 3.10%
Orange SA	721,702	12,661,092

		12,661,092
GERMANY — 4.38%
Deutsche Telekom AG Registered	996,095	17,906,211

		17,906,211
ITALY — 0.87%
Telecom Italia SpA/Milano[a]	3,275,193	3,538,171

		3,538,171
JAPAN — 13.96%
KDDI Corp.	581,100	15,541,497
Nippon Telegraph & Telephone Corp.	400,200	17,262,063
NTT DOCOMO Inc.	434,800	9,874,345
SoftBank Group Corp.	300,600	14,351,347

		57,029,252
MEXICO — 1.87%
America Movil SAB de CV	9,737,580	7,630,856

		7,630,856
NETHERLANDS — 1.09%
Koninklijke KPN NV	1,056,833	4,435,491

		4,435,491
NORWAY — 0.86%
Telenor ASA	216,679	3,507,731

		3,507,731

Security	Shares	Value
SINGAPORE — 1.66%
Singapore Telecommunications Ltd.	2,394,850	$6,793,648

		6,793,648
SPAIN — 3.77%
Telefonica SA	1,372,963	15,414,052

		15,414,052
SWEDEN — 1.57%
Millicom International Cellular SA SDR	19,194	1,050,536
Tele2 AB Class B	97,993	910,219
TeliaSonera AB	855,324	4,449,284

		6,410,039
SWITZERLAND — 1.06%
Swisscom AG Registered	7,944	4,334,298

		4,334,298
TAIWAN — 1.00%
Chunghwa Telecom Co. Ltd. ADR	121,256	4,093,603

		4,093,603
UNITED KINGDOM — 10.72%
BT Group PLC	2,746,356	17,388,021
Vodafone Group PLC	8,301,351	26,392,547

		43,780,568
UNITED STATES — 38.37%
AT&T Inc.	1,926,419	75,457,832
CenturyLink Inc.	170,600	5,452,376
Frontier Communications Corp.	366,384	2,048,087
Level 3 Communications Inc.[a]	90,590	4,787,681
Verizon Communications Inc.	1,276,015	69,006,891

		156,752,867

TOTAL COMMON STOCKS
(Cost: $421,127,080)		405,008,327

PREFERRED STOCKS — 0.41%

ITALY — 0.41%
Telecom Italia SpA/Milano	1,890,068	1,658,447

		1,658,447

TOTAL PREFERRED STOCKS
(Cost: $1,983,192)		1,658,447

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TELECOM ETF

March 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	346,993	$346,993

		346,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $346,993)		346,993

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $423,457,265)		407,013,767
Other Assets, Less Liabilities — 0.36%		1,489,485

NET ASSETS — 100.00%		$408,503,252

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® GLOBAL UTILITIES ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.67%

AUSTRALIA — 1.57%
AGL Energy Ltd.	104,090	$1,473,310
APA Group	172,130	1,166,541

		2,639,851
BRAZIL — 0.31%
CPFL Energia SA ADR[a]	48,160	524,462

		524,462
CANADA — 1.31%
Emera Inc.	22,794	837,780
Fortis Inc./Canada	43,470	1,368,174

		2,205,954
CHILE — 0.90%
Empresa Nacional de Electricidad SA/Chile ADR	16,800	699,048
Enersis Americas SA ADR	59,290	824,131

		1,523,179
FINLAND — 0.62%
Fortum OYJ	68,320	1,036,238

		1,036,238
FRANCE — 4.37%
Electricite de France SA	48,930	549,999
Engie SA	252,700	3,927,834
Suez Environnement Co.	56,770	1,042,840
Veolia Environnement SA	76,370	1,842,372

		7,363,045
GERMANY — 2.35%
E.ON SE	310,380	2,984,467
RWE AG	75,320	976,327

		3,960,794
HONG KONG — 4.06%
CLP Holdings Ltd.	315,000	2,848,850
Hong Kong & China Gas Co. Ltd.	980,416	1,832,778
Power Assets Holdings Ltd.	210,000	2,148,313

		6,829,941
ITALY — 5.13%
Enel SpA	1,179,188	5,237,915
Snam SpA	337,260	2,115,708
Terna Rete Elettrica Nazionale SpA	224,070	1,280,526

		8,634,149

Security	Shares	Value
JAPAN — 4.11%
Chubu Electric Power Co. Inc.	112,000	$1,565,977
Kansai Electric Power Co. Inc. (The)[a]	126,000	1,117,347
Kyushu Electric Power Co. Inc.[a]	70,000	667,022
Osaka Gas Co. Ltd.	321,000	1,234,934
Tokyo Electric Power Co. Inc.[a]	126,000	693,928
Tokyo Gas Co. Ltd.	350,000	1,633,925

		6,913,133
PORTUGAL — 0.85%
EDP – Energias de Portugal SA	402,773	1,434,772

		1,434,772
SOUTH KOREA — 1.21%
Korea Electric Power Corp. SP ADR[a]	79,076	2,036,207

		2,036,207
SPAIN — 5.85%
Acciona SA	5,530	428,391
Enagas SA	33,648	1,012,846
Gas Natural SDG SA	56,840	1,150,999
Iberdrola SA	879,290	5,872,695
Red Electrica Corp. SA	15,998	1,390,989

		9,855,920
UNITED KINGDOM — 10.14%
Centrica PLC	788,200	2,579,567
National Grid PLC	608,860	8,639,130
Severn Trent PLC	37,100	1,158,727
SSE PLC	153,370	3,288,945
United Utilities Group PLC	106,050	1,406,889

		17,073,258
UNITED STATES — 56.89%
AES Corp./VA	101,500	1,197,700
AGL Resources Inc.	18,900	1,231,146
Ameren Corp.	37,450	1,876,245
American Electric Power Co. Inc.	76,020	5,047,728
American Water Works Co. Inc.	27,366	1,886,338
CenterPoint Energy Inc.	66,360	1,388,251
CMS Energy Corp.	42,770	1,815,159
Consolidated Edison Inc.	45,500	3,486,210
Dominion Resources Inc./VA	92,470	6,946,347
DTE Energy Co.	27,790	2,519,441
Duke Energy Corp.	106,680	8,606,943
Edison International	50,470	3,628,288
Entergy Corp.	27,650	2,192,092

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL UTILITIES ETF

March 31, 2016

Security	Shares	Value
Eversource Energy	49,070	$2,862,744
Exelon Corp.	142,380	5,105,747
FirstEnergy Corp.	65,520	2,356,754
NextEra Energy Inc.	71,330	8,441,192
NiSource Inc.	49,140	1,157,738
NRG Energy Inc.	48,230	627,472
PG&E Corp.	76,300	4,556,636
Pinnacle West Capital Corp.	17,150	1,287,451
PPL Corp.	104,300	3,970,701
Public Service Enterprise Group Inc.	78,400	3,695,776
SCANA Corp.	22,120	1,551,718
Sempra Energy	36,470	3,794,704
Southern Co. (The)	141,540	7,321,864
TECO Energy Inc.	36,820	1,013,655
WEC Energy Group Inc.	48,860	2,935,020
Xcel Energy Inc.	78,610	3,287,470

		95,788,530

TOTAL COMMON STOCKS
(Cost: $206,200,132)		167,819,433

PREFERRED STOCKS — 0.15%

BRAZIL — 0.15%
Cia. Energetica de Minas Gerais ADR	112,140	253,436

		253,436

TOTAL PREFERRED STOCKS
(Cost: $893,013)		253,436

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	915,121	915,121

		915,121

TOTAL SHORT-TERM INVESTMENTS
(Cost: $915,121)		915,121

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $208,008,266)		168,987,990
Other Assets, Less Liabilities — (0.36)%		(605,834)

NET ASSETS — 100.00%		$168,382,156

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$294,006,054	$539,543,707	$1,313,331,649
Affiliated (Note 2)	8,339,248	2,454,930	27,486,799

Total cost of investments	$302,345,302	$541,998,637	$1,340,818,448

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$264,989,314	$635,462,383	$1,019,051,055
Affiliated (Note 2)	8,339,248	2,454,930	27,486,799

Total fair value of investments	273,328,562	637,917,313	1,046,537,854
Foreign currency, at value[b]	386,975	596,907	2,538,254
Cash	1,371	—	—
Receivables:
Investment securities sold	308,659	271	1,225,385
Dividends and interest	626,619	2,298,507	2,027,150
Tax reclaims	30,689	547,651	41,786

Total Assets	274,682,875	641,360,649	1,052,370,429

LIABILITIES
Payables:
Investment securities purchased	269,799	653,072	5,311,398
Collateral for securities on loan (Note 1)	8,144,404	1,811,241	26,036,240
Capital shares redeemed	—	80,811	—
Investment advisory fees (Note 2)	105,796	258,418	416,040

Total Liabilities	8,519,999	2,803,542	31,763,678

NET ASSETS	$266,162,876	$638,557,107	$1,020,606,751

Net assets consist of:
Paid-in capital	$302,842,305	$548,015,622	$1,416,734,785
Undistributed net investment income	1,035,107	3,130,748	8,186,900
Accumulated net realized loss	(8,701,442)	(8,510,019)	(110,051,183)
Net unrealized appreciation (depreciation)	(29,013,094)	95,920,756	(294,263,751)

NET ASSETS	$266,162,876	$638,557,107	$1,020,606,751

Shares outstanding[c]	3,000,000	6,550,000	34,500,000

Net asset value per share	$88.72	$97.49	$29.58

[a]	Securities on loan with values of $7,889,426, $1,712,818 and $25,015,176, respectively. See Note 1.
[b]	Cost of foreign currency: $385,356, $592,004 and $2,527,230, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$295,658,653	$1,461,097,618	$187,886,681
Affiliated (Note 2)	8,313,055	10,753,827	1,474,783

Total cost of investments	$303,971,708	$1,471,851,445	$189,361,464

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$223,061,919	$1,602,456,869	$189,373,360
Affiliated (Note 2)	8,008,499	10,753,827	1,474,783

Total fair value of investments	231,070,418	1,613,210,696	190,848,143
Foreign currency, at value[b]	375,595	972,324	134,662
Cash	4,321	—	4,171
Receivables:
Investment securities sold	—	6,231,043	432
Due from custodian (Note 4)	—	—	1,772,302
Dividends and interest	755,357	3,442,597	463,008
Tax reclaims	41,060	3,014,093	78,109

Total Assets	232,246,751	1,626,870,753	193,300,827

LIABILITIES
Payables:
Investment securities purchased	—	8,522,671	2,103,442
Collateral for securities on loan (Note 1)	4,696,983	7,649,846	1,038,537
Investment advisory fees (Note 2)	94,380	650,808	69,727

Total Liabilities	4,791,363	16,823,325	3,211,706

NET ASSETS	$227,455,388	$1,610,047,428	$190,089,121

Net assets consist of:
Paid-in capital	$395,681,138	$1,483,727,092	$212,108,780
Undistributed net investment income	1,279,814	8,756,018	787,946
Accumulated net realized loss	(96,621,780)	(23,812,093)	(24,300,433)
Net unrealized appreciation (depreciation)	(72,883,784)	141,376,411	1,492,828

NET ASSETS	$227,455,388	$1,610,047,428	$190,089,121

Shares outstanding[c]	4,600,000	16,700,000	2,700,000

Net asset value per share	$49.45	$96.41	$70.40

[a]	Securities on loan with values of $4,493,322, $7,319,175 and $994,016, respectively. See Note 1.
[b]	Cost of foreign currency: $371,390, $965,242 and $132,586, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$266,951,682	$600,761,463	$423,110,272
Affiliated (Note 2)	4,777,320	8,360,381	346,993

Total cost of investments	$271,729,002	$609,121,844	$423,457,265

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$177,613,059	$763,659,095	$406,666,774
Affiliated (Note 2)	4,777,320	8,360,381	346,993

Total fair value of investments	182,390,379	772,019,476	407,013,767
Foreign currency, at value[b]	422,487	405,909	362,296
Receivables:
Dividends and interest	675,482	849,687	1,188,099
Tax reclaims	199,421	—	101,011

Total Assets	183,687,769	773,275,072	408,665,173

LIABILITIES
Payables:
Investment securities purchased	298,647	457,682	—
Collateral for securities on loan (Note 1)	4,665,322	7,301,996	—
Investment advisory fees (Note 2)	71,182	300,483	161,921

Total Liabilities	5,035,151	8,060,161	161,921

NET ASSETS	$178,652,618	$765,214,911	$408,503,252

Net assets consist of:
Paid-in capital	$361,798,991	$650,361,786	$489,809,243
Undistributed net investment income	852,444	1,804,355	2,276,019
Accumulated net realized loss	(94,670,909)	(49,864,698)	(67,179,805)
Net unrealized appreciation (depreciation)	(89,327,908)	162,913,468	(16,402,205)

NET ASSETS	$178,652,618	$765,214,911	$408,503,252

Shares outstanding[c]	3,750,000	7,650,000	6,550,000

Net asset value per share	$47.64	$100.03	$62.37

[a]	Securities on loan with values of $4,310,327, $7,113,983 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $416,980, $400,907 and $358,828, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$207,093,145
Affiliated (Note 2)	915,121

Total cost of investments	$208,008,266

Investments in securities, at fair value (Note 1):
Unaffiliated	$168,072,869
Affiliated (Note 2)	915,121

Total fair value of investments	168,987,990
Foreign currency, at value[a]	132,247
Receivables:
Investment securities sold	314,958
Dividends and interest	231,500

Total Assets	169,666,695

LIABILITIES
Payables:
Investment securities purchased	1,219,464
Investment advisory fees (Note 2)	65,075

Total Liabilities	1,284,539

NET ASSETS	$168,382,156

Net assets consist of:
Paid-in capital	$247,255,103
Undistributed net investment income	881,657
Accumulated net realized loss	(40,733,823)
Net unrealized depreciation	(39,020,781)

NET ASSETS	$168,382,156

Shares outstanding[b]	3,500,000

Net asset value per share	$48.11

[a]	Cost of foreign currency: $132,193.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,895,841	$16,664,857	$37,742,366
Interest — affiliated (Note 2)	277	592	1,015
Securities lending income — affiliated — net (Note 2)	44,142	15,690	402,557

Total investment income	6,940,260	16,681,139	38,145,938

EXPENSES
Investment advisory fees (Note 2)	1,738,699	3,004,333	4,586,860

Total expenses	1,738,699	3,004,333	4,586,860

Net investment income	5,201,561	13,676,806	33,559,078

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,071,872)	(871,296)	(50,363,344)
In-kind redemptions — unaffiliated	9,103,504	51,277,609	14,884,535
Foreign currency transactions	(53,450)	50,894	(363,727)

Net realized gain (loss)	4,978,182	50,457,207	(35,842,536)

Net change in unrealized appreciation/depreciation on:
Investments	(40,080,207)	(14,193,300)	(138,480,104)
Translation of assets and liabilities in foreign currencies	21,027	40,745	26,707

Net change in unrealized appreciation/depreciation	(40,059,180)	(14,152,555)	(138,453,397)

Net realized and unrealized gain (loss)	(35,080,998)	36,304,652	(174,295,933)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,879,437)	$49,981,458	$(140,736,855)

[a]	Net of foreign withholding tax of $405,460, $710,768 and $1,915,476, respectively.

See notes to financial statements.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,035,079	$31,879,054	$4,849,387
Dividends — affiliated (Note 2)	91,428	—	—
Interest — affiliated (Note 2)	258	1,737	155
Securities lending income — affiliated — net (Note 2)	13,113	38,047	40,621

Total investment income	8,139,878	31,918,838	4,890,163

EXPENSES
Investment advisory fees (Note 2)	1,338,107	7,742,276	1,007,334

Total expenses	1,338,107	7,742,276	1,007,334

Net investment income	6,801,771	24,176,562	3,882,829

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,750,690)	(19,764,809)	(4,375,640)
Investments — affiliated (Note 2)	(14,121)	—	—
In-kind redemptions — unaffiliated	12,790,237	141,186,441	11,670,487
In-kind redemptions — affiliated (Note 2)	622,116	—	—
Foreign currency transactions	(23,689)	(91,380)	(10,398)

Net realized gain	3,623,853	121,330,252	7,284,449

Net change in unrealized appreciation/depreciation on:
Investments	(54,540,874)	(280,280,648)	(18,400,932)
Translation of assets and liabilities in foreign currencies	31,537	141,209	13,604

Net change in unrealized appreciation/depreciation	(54,509,337)	(280,139,439)	(18,387,328)

Net realized and unrealized loss	(50,885,484)	(158,809,187)	(11,102,879)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,083,713)	$(134,632,625)	$(7,220,050)

[a]	Net of foreign withholding tax of $415,700, $1,580,674 and $232,211, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,205,145	$14,314,336	$17,810,896
Interest — affiliated (Note 2)	171	992	382
Securities lending income — affiliated — net (Note 2)	39,362	35,914	21,813

	7,244,678	14,351,242	17,833,091
Less: Other foreign taxes (Note 1)	—	(7,160)	—

Total investment income	7,244,678	14,344,082	17,833,091

EXPENSES
Investment advisory fees (Note 2)	1,174,656	4,067,980	2,005,128

Total expenses	1,174,656	4,067,980	2,005,128

Net investment income	6,070,022	10,276,102	15,827,963

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,102,277)	(6,415,930)	(12,600,214)
In-kind redemptions — unaffiliated	(21,960,004)	69,546,683	9,300,777
Foreign currency transactions	(68,696)	(22,950)	(114,264)

Net realized gain (loss)	(36,130,977)	63,107,803	(3,413,701)

Net change in unrealized appreciation/depreciation on:
Investments	(16,485,647)	(52,201,973)	8,126,604
Translation of assets and liabilities in foreign currencies	72,552	59,260	82,959

Net change in unrealized appreciation/depreciation	(16,413,095)	(52,142,713)	8,209,563

Net realized and unrealized gain (loss)	(52,544,072)	10,965,090	4,795,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,474,050)	$21,241,192	$20,623,825

[a]	Net of foreign withholding tax of $448,348, $481,922 and $789,045, respectively.

See notes to financial statements.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,318,306
Interest — affiliated (Note 2)	189
Securities lending income — affiliated — net (Note 2)	1

Total investment income	6,318,496

EXPENSES
Investment advisory fees (Note 2)	778,567

Total expenses	778,567

Net investment income	5,539,929

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,840,634)
In-kind redemptions — unaffiliated	(2,778,961)
Foreign currency transactions	(34,434)

Net realized loss	(10,654,029)

Net change in unrealized appreciation/depreciation on:
Investments	15,310,688
Translation of assets and liabilities in foreign currencies	17,498

Net change in unrealized appreciation/depreciation	15,328,186

Net realized and unrealized gain	4,674,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,214,086

[a]	Net of foreign withholding tax of $266,672.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,201,561	$4,092,840	$13,676,806	$14,415,758
Net realized gain	4,978,182	54,534,489	50,457,207	5,461,575
Net change in unrealized appreciation/depreciation	(40,059,180)	(26,117,213)	(14,152,555)	29,677,969

Net increase (decrease) in net assets resulting from operations	(29,879,437)	32,510,116	49,981,458	49,555,302

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,364,432)	(3,832,660)	(14,139,735)	(14,575,854)

Total distributions to shareholders	(5,364,432)	(3,832,660)	(14,139,735)	(14,575,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	409,666,873	326,145,466	121,641,945	59,041,300
Cost of shares redeemed	(488,554,929)	(249,627,111)	(165,718,860)	(26,490,388)

Net increase (decrease) in net assets from capital share transactions	(78,888,056)	76,518,355	(44,076,915)	32,550,912

INCREASE (DECREASE) IN NET ASSETS	(114,131,925)	105,195,811	(8,235,192)	67,530,360

NET ASSETS
Beginning of year	380,294,801	275,098,990	646,792,299	579,261,939

End of year	$266,162,876	$380,294,801	$638,557,107	$646,792,299

Undistributed net investment income included in net assets at end of year	$1,035,107	$1,176,022	$3,130,748	$3,542,783

SHARES ISSUED AND REDEEMED
Shares sold	4,450,000	3,750,000	1,300,000	650,000
Shares redeemed	(5,650,000)	(2,900,000)	(1,800,000)	(300,000)

Net increase (decrease) in shares outstanding	(1,200,000)	850,000	(500,000)	350,000

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,559,078	$27,833,481	$6,801,771	$7,103,935
Net realized gain (loss)	(35,842,536)	30,046,099	3,623,853	21,558,589
Net change in unrealized appreciation/depreciation	(138,453,397)	(221,373,791)	(54,509,337)	(22,273,595)

Net increase (decrease) in net assets resulting from operations	(140,736,855)	(163,494,211)	(44,083,713)	6,388,929

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,795,300)	(25,927,796)	(7,144,137)	(7,139,718)

Total distributions to shareholders	(31,795,300)	(25,927,796)	(7,144,137)	(7,139,718)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	392,553,620	468,422,198	317,839,969	89,059,829
Cost of shares redeemed	(264,629,802)	(244,657,837)	(298,249,672)	(137,272,993)

Net increase (decrease) in net assets from capital share transactions	127,923,818	223,764,361	19,590,297	(48,213,164)

INCREASE (DECREASE) IN NET ASSETS	(44,608,337)	34,342,354	(31,637,553)	(48,963,953)

NET ASSETS
Beginning of year	1,065,215,088	1,030,872,734	259,092,941	308,056,894

End of year	$1,020,606,751	$1,065,215,088	$227,455,388	$259,092,941

Undistributed net investment income included in net assets at end of year	$8,186,900	$6,763,140	$1,279,814	$1,440,283

SHARES ISSUED AND REDEEMED
Shares sold	13,050,000	11,700,000	5,450,000	1,550,000
Shares redeemed	(8,400,000)	(5,400,000)	(5,400,000)	(2,450,000)

Net increase (decrease) in shares outstanding	4,650,000	6,300,000	50,000	(900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,176,562	$19,031,344	$3,882,829	$5,317,786
Net realized gain	121,330,252	80,049,191	7,284,449	28,207,156
Net change in unrealized appreciation/depreciation	(280,139,439)	143,181,878	(18,387,328)	(27,157,374)

Net increase (decrease) in net assets resulting from operations	(134,632,625)	242,262,413	(7,220,050)	6,367,568

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,072,692)	(17,494,028)	(4,311,367)	(5,664,222)
From net realized gain	(9,405,247)	—	—	—

Total distributions to shareholders	(44,477,939)	(17,494,028)	(4,311,367)	(5,664,222)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	464,157,506	420,546,026	41,715,779	21,300,327
Cost of shares redeemed	(344,686,108)	(112,814,437)	(95,707,293)	(115,057,584)

Net increase (decrease) in net assets from capital share transactions	119,471,398	307,731,589	(53,991,514)	(93,757,257)

INCREASE (DECREASE) IN NET ASSETS	(59,639,166)	532,499,974	(65,522,931)	(93,053,911)

NET ASSETS
Beginning of year	1,669,686,594	1,137,186,620	255,612,052	348,665,963

End of year	$1,610,047,428	$1,669,686,594	$190,089,121	$255,612,052

Undistributed net investment income included in net assets at end of year	$8,756,018	$7,580,673	$787,946	$1,226,882

SHARES ISSUED AND REDEEMED
Shares sold	4,500,000	4,200,000	600,000	300,000
Shares redeemed	(3,300,000)	(1,200,000)	(1,450,000)	(1,650,000)

Net increase (decrease) in shares outstanding	1,200,000	3,000,000	(850,000)	(1,350,000)

See notes to financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,070,022	$7,487,608	$10,276,102	$8,801,968
Net realized gain (loss)	(36,130,977)	(6,213,057)	63,107,803	19,694,193
Net change in unrealized appreciation/depreciation	(16,413,095)	(26,209,515)	(52,142,713)	79,162,817

Net increase (decrease) in net assets resulting from operations	(46,474,050)	(24,934,964)	21,241,192	107,658,978

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,113,733)	(7,521,336)	(10,139,905)	(8,873,017)

Total distributions to shareholders	(8,113,733)	(7,521,336)	(10,139,905)	(8,873,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,802	11,991,311	59,683,467	142,156,958
Cost of shares redeemed	(88,662,153)	(29,034,462)	(190,474,348)	(62,261,400)

Net increase (decrease) in net assets from capital share transactions	(88,647,351)	(17,043,151)	(130,790,881)	79,895,558

INCREASE (DECREASE) IN NET ASSETS	(143,235,134)	(49,499,451)	(119,689,594)	178,681,519

NET ASSETS
Beginning of year	321,887,752	371,387,203	884,904,505	706,222,986

End of year	$178,652,618	$321,887,752	$765,214,911	$884,904,505

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$852,444	$1,917,842	$1,804,355	$1,370,705

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	600,000	1,500,000
Shares redeemed	(1,900,000)	(500,000)	(2,100,000)	(700,000)

Net increase (decrease) in shares outstanding	(1,900,000)	(300,000)	(1,500,000)	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,827,963	$16,998,812	$5,539,929	$8,778,369
Net realized gain (loss)	(3,413,701)	(11,806,498)	(10,654,029)	20,680,805
Net change in unrealized appreciation/depreciation	8,209,563	6,696,460	15,328,186	(32,120,637)

Net increase (decrease) in net assets resulting from operations	20,623,825	11,888,774	10,214,086	(2,661,463)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,577,426)	(53,255,351)	(6,017,616)	(8,527,338)

Total distributions to shareholders	(15,577,426)	(53,255,351)	(6,017,616)	(8,527,338)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,375,117	60,443,106	20,439,799	150,959,721
Cost of shares redeemed	(98,867,623)	(31,831,211)	(42,548,185)	(238,689,187)

Net increase (decrease) in net assets from capital share transactions	(65,492,506)	28,611,895	(22,108,386)	(87,729,466)

DECREASE IN NET ASSETS	(60,446,107)	(12,754,682)	(17,911,916)	(98,918,267)

NET ASSETS
Beginning of year	468,949,359	481,704,041	186,294,072	285,212,339

End of year	$408,503,252	$468,949,359	$168,382,156	$186,294,072

Undistributed net investment income included in net assets at end of year	$2,276,019	$2,139,746	$881,657	$1,393,778

SHARES ISSUED AND REDEEMED
Shares sold	550,000	950,000	450,000	3,050,000
Shares redeemed	(1,650,000)	(500,000)	(950,000)	(5,000,000)

Net increase (decrease) in shares outstanding	(1,100,000)	450,000	(500,000)	(1,950,000)

See notes to financial statements.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$90.55	$82.12	$67.13	$58.82	$54.55

Income from investment operations:
Net investment income[a]	1.27	1.43	1.10	0.96	0.86
Net realized and unrealized gain (loss)[b]	(2.06)	8.46	14.91	8.22	4.29

Total from investment operations	(0.79)	9.89	16.01	9.18	5.15

Less distributions from:
Net investment income	(1.04)	(1.46)	(1.02)	(0.87)	(0.88)

Total distributions	(1.04)	(1.46)	(1.02)	(0.87)	(0.88)

Net asset value, end of year	$88.72	$90.55	$82.12	$67.13	$58.82

Total return	(0.90)%	12.19%	24.02%	15.86%	9.68%

Ratios/Supplemental data:
Net assets, end of year (000s)	$266,163	$380,295	$275,099	$184,614	$167,645
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.42%	1.69%	1.43%	1.63%	1.62%
Portfolio turnover rate[c]	7%	6%	5%	8%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$91.74	$86.46	$82.38	$70.88	$63.24

Income from investment operations:
Net investment income[a]	2.00	2.09	1.91	1.89	1.66
Net realized and unrealized gain[b]	5.80	5.29	3.92	11.62	7.54

Total from investment operations	7.80	7.38	5.83	13.51	9.20

Less distributions from:
Net investment income	(2.05)	(2.10)	(1.75)	(2.01)	(1.56)

Total distributions	(2.05)	(2.10)	(1.75)	(2.01)	(1.56)

Net asset value, end of year	$97.49	$91.74	$86.46	$82.38	$70.88

Total return	8.64%	8.60%	7.28%	19.47%	14.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$638,557	$646,792	$579,262	$572,519	$450,095
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.16%	2.33%	2.29%	2.57%	2.52%
Portfolio turnover rate[c]	3%	5%	4%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$35.69	$43.77	$39.88	$39.67	$44.27

Income from investment operations:
Net investment income[a]	1.10	1.16	1.05	0.93	0.91
Net realized and unrealized gain (loss)[b]	(6.15)	(8.12)	3.91	0.25	(4.63)

Total from investment operations	(5.05)	(6.96)	4.96	1.18	(3.72)

Less distributions from:
Net investment income	(1.06)	(1.12)	(1.07)	(0.97)	(0.88)

Total distributions	(1.06)	(1.12)	(1.07)	(0.97)	(0.88)

Net asset value, end of year	$29.58	$35.69	$43.77	$39.88	$39.67

Total return	(14.27)%	(16.30)%	12.75%	3.16%	(8.30)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,020,607	$1,065,215	$1,030,873	$1,022,866	$1,255,714
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.46%	2.76%	2.55%	2.44%	2.29%
Portfolio turnover rate[c]	6%	6%	9%	6%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$56.94	$56.52	$48.31	$42.45	$48.18

Income from investment operations:
Net investment income[a]	1.31	1.36	1.21	1.13	1.17
Net realized and unrealized gain (loss)[b]	(7.32)	0.40	8.20	5.86	(5.69)

Total from investment operations	(6.01)	1.76	9.41	6.99	(4.52)

Less distributions from:
Net investment income	(1.48)	(1.34)	(1.20)	(1.13)	(1.21)

Total distributions	(1.48)	(1.34)	(1.20)	(1.13)	(1.21)

Net asset value, end of year	$49.45	$56.94	$56.52	$48.31	$42.45

Total return	(10.84)%	3.13%	19.74%[c]	17.12%[c]	(9.22)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$227,455	$259,093	$308,057	$265,699	$184,674
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.41%	2.40%	2.28%	2.63%	2.82%
Portfolio turnover rate[d]	9%	5%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$107.72	$90.97	$73.54	$60.12	$54.19

Income from investment operations:
Net investment income[a]	1.54	1.43	1.39	1.36	1.28
Net realized and unrealized gain (loss)[b]	(9.92)	16.69	17.34	13.53	5.87

Total from investment operations	(8.38)	18.12	18.73	14.89	7.15

Less distributions from:
Net investment income	(2.30)	(1.37)	(1.30)	(1.47)	(1.22)
Net realized gain	(0.63)	—	—	—	—

Total distributions	(2.93)	(1.37)	(1.30)	(1.47)	(1.22)

Net asset value, end of year	$96.41	$107.72	$90.97	$73.54	$60.12

Total return	(7.97)%	20.11%	25.81%	25.29%	13.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,610,047	$1,669,687	$1,137,187	$739,067	$532,087
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.48%	1.46%	1.70%	2.14%	2.28%
Portfolio turnover rate[c]	5%	3%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$72.00	$71.16	$59.20	$54.12	$57.62

Income from investment operations:
Net investment income[a]	1.27	1.33	1.25	1.23	1.18
Net realized and unrealized gain (loss)[b]	(1.55)	0.87	11.79	5.11	(3.54)

Total from investment operations	(0.28)	2.20	13.04	6.34	(2.36)

Less distributions from:
Net investment income	(1.32)	(1.36)	(1.08)	(1.26)	(1.14)

Total distributions	(1.32)	(1.36)	(1.08)	(1.26)	(1.14)

Net asset value, end of year	$70.40	$72.00	$71.16	$59.20	$54.12

Total return	(0.37)%	3.10%	22.27%	12.12%	(3.96)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$190,089	$255,612	$348,666	$219,034	$202,934
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.82%	1.86%	1.91%	2.31%	2.26%
Portfolio turnover rate[c]	7%	5%	6%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$56.97	$62.42	$59.47	$62.78	$74.36

Income from investment operations:
Net investment income[a]	1.24	1.29	1.26	1.28	1.25
Net realized and unrealized gain (loss)[b]	(8.93)	(5.44)	3.02	(3.28)	(11.56)

Total from investment operations	(7.69)	(4.15)	4.28	(2.00)	(10.31)

Less distributions from:
Net investment income	(1.64)	(1.30)	(1.33)	(1.31)	(1.27)

Total distributions	(1.64)	(1.30)	(1.33)	(1.31)	(1.27)

Net asset value, end of year	$47.64	$56.97	$62.42	$59.47	$62.78

Total return	(13.70)%	(6.77)%	7.52%	(3.16)%	(13.86)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$178,653	$321,888	$371,387	$475,722	$530,471
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.44%	2.12%	2.12%	2.17%	1.90%
Portfolio turnover rate[c]	9%	4%	13%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 8%, 4%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$96.71	$84.58	$69.86	$70.71	$62.50

Income from investment operations:
Net investment income[a]	1.15	1.07	0.92	0.79	0.55
Net realized and unrealized gain (loss)[b]	3.27	12.14	14.65	(0.91)	8.24

Total from investment operations	4.42	13.21	15.57	(0.12)	8.79

Less distributions from:
Net investment income	(1.10)	(1.08)	(0.85)	(0.73)	(0.58)

Total distributions	(1.10)	(1.08)	(0.85)	(0.73)	(0.58)

Net asset value, end of year	$100.03	$96.71	$84.58	$69.86	$70.71

Total return	4.59%	15.70%	22.52%	(0.18)%	14.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$765,215	$884,905	$706,223	$520,427	$654,100
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.20%	1.17%	1.21%	1.18%	0.90%
Portfolio turnover rate[c]	5%	7%	8%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 5%, 6%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$61.30	$66.90	$59.99	$56.35	$61.60

Income from investment operations:
Net investment income[a]	2.28	2.32	6.75 [b]	2.65	3.02
Net realized and unrealized gain (loss)[c]	1.04	(0.47)	2.49	3.71	(5.24)

Total from investment operations	3.32	1.85	9.24	6.36	(2.22)

Less distributions from:
Net investment income	(2.25)	(7.45)	(2.33)	(2.72)	(3.03)

Total distributions	(2.25)	(7.45)	(2.33)	(2.72)	(3.03)

Net asset value, end of year	$62.37	$61.30	$66.90	$59.99	$56.35

Total return	5.59%	2.71%	15.86%	11.58%	(3.57)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$408,503	$468,949	$481,704	$464,933	$442,340
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.74%	3.62%	10.50%[b]	4.56%	5.24%
Portfolio turnover rate[d]	13%	8%	11%	7%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$46.57	$47.93	$43.30	$42.55	$45.78

Income from investment operations:
Net investment income[a]	1.54	1.70	1.73	1.80	1.89
Net realized and unrealized gain (loss)[b]	1.66	(1.31)	4.80	0.68	(3.16)

Total from investment operations	3.20	0.39	6.53	2.48	(1.27)

Less distributions from:
Net investment income	(1.66)	(1.75)	(1.90)	(1.73)	(1.96)

Total distributions	(1.66)	(1.75)	(1.90)	(1.73)	(1.96)

Net asset value, end of year	$48.11	$46.57	$47.93	$43.30	$42.55

Total return	7.19%	0.62%	15.91%[c]	5.97%[c]	(2.76)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$168,382	$186,294	$285,212	$231,655	$274,445
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.37%	3.49%	3.89%	4.32%	4.38%
Portfolio turnover rate[d]	9%	4%	7%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes, for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Non-diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Non-diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Global Consumer Discretionary
Investments:
Assets:
Common Stocks	$261,249,966	$503,333	$—	$261,753,299
Preferred Stocks	3,236,015	—	—	3,236,015
Money Market Funds	8,339,248	—	—	8,339,248

Total	$272,825,229	$503,333	$—	$273,328,562

Global Consumer Staples
Investments:
Assets:
Common Stocks	$631,850,023	$—	$—	$631,850,023
Preferred Stocks	3,612,360	—	—	3,612,360
Money Market Funds	2,454,930	—	—	2,454,930

Total	$637,917,313	$—	$—	$637,917,313

Global Energy
Investments:
Assets:
Common Stocks	$1,014,460,308	$—	$—	$1,014,460,308
Preferred Stocks	4,590,747	—	—	4,590,747
Money Market Funds	27,486,799	—	—	27,486,799

Total	$1,046,537,854	$—	$—	$1,046,537,854

Global Financials
Investments:
Assets:
Common Stocks	$224,031,376	$4,466	$1	$224,035,843
Preferred Stocks	2,203,460	—	—	2,203,460
Money Market Funds	4,831,115	—	—	4,831,115

Total	$231,065,951	$4,466	$1	$231,070,418

Global Healthcare
Investments:
Assets:
Common Stocks	$1,602,456,869	$—	$—	$1,602,456,869
Money Market Funds	10,753,827	—	—	10,753,827

Total	$1,613,210,696	$—	$—	$1,613,210,696

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Global Industrials
Investments:
Assets:
Common Stocks	$189,373,360	$—	$—	$189,373,360
Money Market Funds	1,474,783	—	—	1,474,783

Total	$190,848,143	$—	$—	$190,848,143

Global Materials
Investments:
Assets:
Common Stocks	$176,619,824	$—	$—	$176,619,824
Preferred Stocks	993,235	—	—	993,235
Money Market Funds	4,777,320	—	—	4,777,320

Total	$182,390,379	$—	$—	$182,390,379

Global Tech
Investments:
Assets:
Common Stocks	$763,659,095	$—	$—	$763,659,095
Money Market Funds	8,360,381	—	—	8,360,381

Total	$772,019,476	$—	$—	$772,019,476

Global Telecom
Investments:
Assets:
Common Stocks	$405,008,327	$—	$—	$405,008,327
Preferred Stocks	1,658,447	—	—	1,658,447
Money Market Funds	346,993	—	—	346,993

Total	$407,013,767	$—	$—	$407,013,767

Global Utilities
Investments:
Assets:
Common Stocks	$167,819,433	$—	$—	$167,819,433
Preferred Stocks	253,436	—	—	253,436
Money Market Funds	915,121	—	—	915,121

Total	$168,987,990	$—	$—	$168,987,990

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Consumer Discretionary
Citigroup Global Markets Inc.	$30,878	$30,878	$—
Deutsche Bank Securities Inc.	102,391	102,391	—
Goldman Sachs & Co.	1,360,558	1,360,558	—
HSBC Bank PLC	2,876,854	2,876,854	—
JPMorgan Clearing Corp.	58,787	58,787	—
Merrill Lynch, Pierce, Fenner & Smith	456,904	456,904	—
Morgan Stanley & Co. LLC	8,963	8,963	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,603,884	1,603,884	—
SG Americas Securities LLC	318,343	318,343	—
State Street Bank & Trust Company	572,338	572,338	—
Wells Fargo Securities LLC	499,526	499,526	—

	$7,889,426	$7,889,426	$—

Global Consumer Staples
Citigroup Global Markets Inc.	$617,278	$617,278	$—
Credit Suisse Securities (USA) LLC	26,880	26,880	—
Goldman Sachs & Co.	4,708	4,708	—
Morgan Stanley & Co. LLC	862,736	862,736	—
UBS Securities LLC	201,216	201,216	—

	$1,712,818	$1,712,818	$—

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Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Energy
Barclays Capital Inc.	$1,179,056	$1,179,056	$—
BNP Paribas Prime Brokerage Inc.	145,836	145,836	—
Citigroup Global Markets Inc.	13,753,008	13,753,008	—
Credit Suisse Securities (USA) LLC	1,394,166	1,394,166	—
Deutsche Bank Securities Inc.	512,087	512,087	—
Goldman Sachs & Co.	2,783,671	2,783,671	—
JPMorgan Clearing Corp.	4,295,781	4,295,781	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	258,780	258,780	—
UBS Securities LLC	692,791	692,791	—

	$25,015,176	$25,015,176	$—

Global Financials
Credit Suisse Securities (USA) LLC	$830,356	$830,356	$—
Merrill Lynch, Pierce, Fenner & Smith	753,001	753,001	—
Morgan Stanley & Co. LLC	64,007	64,007	—
State Street Bank & Trust Company	1,035,209	1,035,209	—
Timber Hill LLC	1,202,806	1,202,806	—
UBS Securities LLC	607,943	607,943	—

	$4,493,322	$4,493,322	$—

Global Healthcare
Citigroup Global Markets Inc.	$1,779,356	$1,779,356	$—
Credit Suisse Securities (USA) LLC	205,676	205,676	—
Deutsche Bank Securities Inc.	2,473,624	2,473,624	—
Jefferies LLC	15,627	15,627	—
JPMorgan Clearing Corp.	1,236,166	1,236,166	—
State Street Bank & Trust Company	38,310	38,310	—
UBS Securities LLC	1,570,416	1,570,416	—

	$7,319,175	$7,319,175	$—

Global Industrials
Credit Suisse Securities (USA) LLC	$1,424	$1,424	$—
Goldman Sachs & Co.	32,536	32,536	—
Merrill Lynch, Pierce, Fenner & Smith	162,934	162,934	—
Morgan Stanley & Co. LLC	797,122	797,122	—

	$994,016	$994,016	$—

Global Materials
Barclays Capital Inc.	$618,798	$618,798	$—
Commerz Markets LLC	10,292	10,292	—
Goldman Sachs & Co.	1,127,617	1,127,617	—
JPMorgan Clearing Corp.	127,950	127,950	—
Merrill Lynch, Pierce, Fenner & Smith	2,070,921	2,070,921	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	338,782	338,782	—
UBS Securities LLC	15,967	15,967	—

	$4,310,327	$4,310,327	$—

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Tech
Goldman Sachs & Co.	$4,282,302	$4,282,302	$—
HSBC Bank PLC	437,660	437,660	—
JPMorgan Clearing Corp.	1,616,612	1,616,612	—
Merrill Lynch, Pierce, Fenner & Smith	2,524	2,524	—
Morgan Stanley & Co. LLC	581,113	581,113	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	193,772	193,772	—

	$7,113,983	$7,113,983	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the Funds, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retain

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$14,325
Global Consumer Staples	4,516
Global Energy	99,523
Global Financials	4,119
Global Healthcare	15,397

iShares ETF	Fees Paid to BTC
Global Industrials	$10,763
Global Materials	9,851
Global Tech	18,532
Global Telecom	6,437

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$387,393	$1,094,659
Global Consumer Staples	630,679	310,050
Global Energy	5,976,465	4,982,666
Global Financials	1,690,304	346,037
Global Healthcare	14,823,126	3,274,066
Global Industrials	—	76,785
Global Materials	—	475,952
Global Tech	717,882	3,870,107
Global Telecom	665,208	5,044,512
Global Utilities	1,475,702	663,040

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Global Financials BlackRock Inc.	4,732	5,801	(5,841)	4,692	$1,597,955	$50,389	$291,620
PNC Financial Services Group Inc. (The)	19,929	23,781	(25,034)	18,676	1,579,429	41,039	316,375

					$3,177,384	$91,428	$607,995

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$27,737,109	$25,126,828
Global Consumer Staples	29,915,397	19,108,062
Global Energy	78,664,855	58,210,595
Global Financials	26,663,297	24,986,258
Global Healthcare	88,983,354	92,436,589
Global Industrials	15,965,817	16,305,106
Global Materials	21,296,652	23,370,891
Global Tech	45,082,472	52,106,816
Global Telecom	54,098,260	54,565,001
Global Utilities	14,473,915	14,311,639

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$402,706,074	$481,863,778
Global Consumer Staples	115,325,049	163,222,811
Global Energy	384,457,088	262,651,658
Global Financials	308,757,609	290,061,488
Global Healthcare	443,106,246	342,095,636
Global Industrials	40,702,453	93,358,003
Global Materials	—	83,714,197
Global Tech	55,084,625	174,888,388
Global Telecom	32,593,535	96,575,828
Global Utilities	19,380,142	40,575,625

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, the characterization of corporate actions, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global Consumer Discretionary	$6,995,500	$21,956	$(7,017,456)
Global Consumer Staples	50,009,679	50,894	(50,060,573)
Global Energy	4,197,938	(340,018)	(3,857,920)
Global Financials	4,352,602	181,897	(4,534,499)
Global Healthcare	134,679,073	12,071,475	(146,750,548)
Global Industrials	8,997,659	(10,398)	(8,987,261)
Global Materials	(28,811,197)	978,313	27,832,884
Global Tech	66,015,172	297,453	(66,312,625)
Global Telecom	4,725,978	(114,264)	(4,611,714)
Global Utilities	(6,639,954)	(34,434)	6,674,388

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Global Consumer Discretionary
Ordinary income	$5,364,432	$3,832,660

Global Consumer Staples
Ordinary income	$14,139,735	$14,575,854

Global Energy
Ordinary income	$31,795,300	$25,927,796

Global Financials
Ordinary income	$7,144,137	$7,139,718

Global Healthcare
Long-term capital gain	$9,405,247	$—
Ordinary income	35,072,692	17,494,028

	$44,477,939	$17,494,028

Global Industrials
Ordinary income	$4,311,367	$5,664,222

Global Materials
Ordinary income	$8,113,733	$7,521,336

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2016	2015

Global Tech
Ordinary income	$10,139,905	$8,873,017

Global Telecom
Ordinary income	$15,577,426	$53,255,351

Global Utilities
Ordinary income	$6,017,616	$8,527,338

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Global Consumer Discretionary	$1,035,106	$(6,522,430)	$(29,647,345)	$(1,544,760)	$(36,679,429)
Global Consumer Staples	3,130,748	(4,189,011)	93,246,124	(1,646,376)	90,541,485
Global Energy	8,187,107	(52,545,428)	(334,984,810)	(16,784,903)	(396,128,034)
Global Financials	1,418,797	(90,383,396)	(78,273,442)	(987,709)	(168,225,750)
Global Healthcare	9,086,671	(995,308)	129,377,421	(11,148,448)	126,320,336
Global Industrials	787,946	(19,831,587)	(311,536)	(2,664,482)	(22,019,659)
Global Materials	852,444	(78,838,835)	(98,059,209)	(7,100,773)	(183,146,373)
Global Tech	2,283,851	(39,293,365)	155,333,190	(3,470,551)	114,853,125
Global Telecom	2,276,019	(53,979,192)	(26,847,999)	(2,754,819)	(81,305,991)
Global Utilities	881,640	(31,390,921)	(46,158,575)	(2,205,091)	(78,872,947)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$4,190,354	$515,276	$977,806	$838,994	$6,522,430
Global Consumer Staples	1,759,404	1,198,337	854,970	376,300	4,189,011
Global Energy	31,334,918	4,800,649	12,576,847	3,833,014	52,545,428
Global Financials	30,162,412	14,101,017	26,135,934	19,984,033	90,383,396
Global Healthcare	995,308	—	—	—	995,308
Global Industrials	9,531,808	3,878,332	3,768,747	2,652,700	19,831,587
Global Materials	47,963,968	3,417,547	12,443,350	15,013,970	78,838,835
Global Tech	20,191,838	8,517,749	6,597,896	3,985,882	39,293,365
Global Telecom	42,516,247	2,355,085	6,058,821	3,049,039	53,979,192
Global Utilities	17,462,927	2,911,628	5,208,921	5,807,445	31,390,921

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2016, the iShares Global Consumer Staples ETF utilized $1,532,583 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$302,979,554	$5,856,272	$(35,507,264)	$(29,650,992)
Global Consumer Staples	544,673,269	115,883,889	(22,639,845)	93,244,044
Global Energy	1,381,539,507	12,328,791	(347,330,444)	(335,001,653)
Global Financials	309,361,366	3,296,335	(81,587,283)	(78,290,948)
Global Healthcare	1,483,871,777	190,162,474	(60,823,555)	129,338,919
Global Industrials	191,165,828	18,707,169	(19,024,854)	(317,685)
Global Materials	280,460,303	21,299,381	(119,369,305)	(98,069,924)
Global Tech	616,702,122	208,748,935	(53,431,581)	155,317,354
Global Telecom	433,903,059	32,309,974	(59,199,266)	(26,889,292)
Global Utilities	215,146,077	7,675,341	(53,833,428)	(46,158,087)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	93

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Global Consumer Discretionary	$7,162,912
Global Consumer Staples	17,289,344
Global Energy	38,776,307
Global Financials	7,155,178
Global Healthcare	33,411,885

iShares ETF	Qualified Dividend Income
Global Industrials	$4,977,412
Global Materials	8,439,091
Global Tech	13,622,588
Global Telecom	18,161,371
Global Utilities	6,351,715

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Global Consumer Discretionary	64.04%
Global Consumer Staples	67.46
Global Energy	53.07
Global Financials	25.60
Global Healthcare	70.31

iShares ETF	Dividends- Received Deduction
Global Industrials	61.69%
Global Materials	22.03
Global Tech	100.00
Global Telecom	45.31
Global Utilities	60.55

For the fiscal year ended March 31, 2016, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Financials	$6,139,563	$415,130
Global Materials	7,029,347	448,323
Global Telecom	11,139,740	789,045

The iShares Global Healthcare ETF hereby designates $9,405,247 as 20% rate long-term capital gain dividends for the fiscal year ended March 31, 2016.

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Consumer Discretionary	$1.021642	$—	$0.017571	$1.039213	98%	—%	2%	100%
Global Consumer Staples	1.946479	—	0.102758	2.049237	95	—	5	100
Global Energy	1.035218	—	0.022066	1.057284	98	—	2	100
Global Financials	1.437703	—	0.039352	1.477055	97	—	3	100
Global Healthcare	2.296192	0.627016	—	2.923208	79	21	—	100
Global Industrials	1.278372	—	0.042280	1.320652	97	—	3	100
Global Materials	1.602963	—	0.035946	1.638909	98	—	2	100
Global Tech	1.054717	—	0.041387	1.096104	96	—	4	100
Global Telecom	2.222020	—	0.030624	2.252644	99	—	1	100
Global Utilities	1.633594	—	0.028746	1.662340	98	—	2	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global Consumer Discretionary ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.23%
Greater than 0.5% and Less than 1.0%	40	3.03
Between 0.5% and –0.5%	1,221	92.56
Less than –0.5% and Greater than –1.0%	50	3.79
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,319	100.00%

iShares Global Consumer Staples ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	39	2.96
Between 0.5% and –0.5%	1,257	95.29
Less than –0.5% and Greater than –1.0%	21	1.59
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

iShares Global Energy ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	37	2.81
Between 0.5% and –0.5%	1,242	94.15
Less than –0.5% and Greater than –1.0%	32	2.43
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15

	1,319	100.00%

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Financials ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	70	5.31
Between 0.5% and –0.5%	1,136	86.13
Less than –0.5% and Greater than –1.0%	81	6.14
Less than –1.0% and Greater than –1.5%	18	1.36
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares Global Healthcare ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,290	97.80
Less than –0.5% and Greater than –1.0%	18	1.36

	1,319	100.00%

iShares Global Industrials ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	73	5.53
Between 0.5% and –0.5%	1,167	88.48
Less than –0.5% and Greater than –1.0%	70	5.31
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	97

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Materials ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	13	0.99
Greater than 0.5% and Less than 1.0%	104	7.88
Between 0.5% and –0.5%	1,078	81.72
Less than –0.5% and Greater than –1.0%	92	6.97
Less than –1.0% and Greater than –1.5%	23	1.74
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,319	100.00%

iShares Global Tech ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.15%
Between 0.5% and –0.5%	1,306	99.01
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0%	1	0.08

	1,319	100.00%

iShares Global Telecom ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	73	5.53
Between 0.5% and –0.5%	1,179	89.39
Less than –0.5% and Greater than –1.0%	48	3.64
Less than –1.0% and Greater than –1.5%	6	0.45
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Utilities ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	66	5.00
Between 0.5% and –0.5%	1,214	92.04
Less than –0.5% and Greater than –1.0%	30	2.27
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Global Consumer Staples ETF and the iShares Global Energy ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and

SUPPLEMENTAL INFORMATION	99

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Global Consumer Staples ETF in respect of the Company’s financial year ending 31 December 2015 is USD 106.85 thousand. This figure is comprised of fixed remuneration of USD 41.55 thousand and variable remuneration of USD 65.3 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Global Consumer Staples ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 12.7 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 3.08 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Global Energy ETF in respect of the Company’s financial year ending 31 December 2015 is USD 139.33 thousand. This figure is comprised of fixed remuneration of USD 54.19 thousand and variable remuneration of USD 85.15 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Global Energy ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 16.56 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 4.01 thousand.

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	101

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	103

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

Notes:

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-300-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Asia 50 ETF | AIA | NASDAQ
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets declined for the 12 months ended March 31, 2016 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -4.34% for the reporting period.

The reporting period was characterized by a continued divergence in economic growth and central bank policy between the U.S. and the rest of the world. The U.S. economy remained one of the strongest economies among developed countries, growing by 2.4% in 2015. In response, the U.S. Federal Reserve Bank (the “Fed”) raised its short-term interest rate target for the first time since June 2006. The Fed’s December 2015 rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In contrast, weaker economic growth in most other regions of the globe led many of the world’s central banks to take more aggressive actions to stimulate economic activity. For example, the European Central Bank initiated quantitative easing at the beginning of the reporting period and expanded these measures in late 2015 and early 2016. Meanwhile, the Bank of Japan supplemented its own quantitative easing program by introducing negative interest rates in early 2016.

Other factors contributed to heightened volatility in the global equity markets during the reporting period. Geopolitical turmoil in the Middle East continued to cast a shadow over global equity markets. Energy and commodity prices fell sharply during the reporting period as slowing economic growth in China — the world’s largest consumer of commodities — dampened demand.

Regionally, U.S. stocks held up the best, posting relatively flat returns for the reporting period. This performance reflected an inconsistent and uncertain economic environment. On the positive side, employment growth was fairly robust, sending the unemployment rate to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. However, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

European equity markets declined by approximately 8% for the reporting period. Economic growth in the Eurozone was just 1.6% in 2015, though this represented a measure of improvement over its 1% growth rate in 2014. Ireland, Denmark, and Belgium were among the only European equity markets to post positive returns for the reporting period, while markets in Spain and Italy declined the most.

Equity markets in the Asia/Pacific region fell by approximately 10% as economic growth in the region’s major economies — including China and Japan — slowed markedly. The New Zealand stock market fared the best for the reporting period, while markets in Australia and Singapore underperformed.

Emerging markets stocks were down by about 12% for the reporting period. Emerging economies dependent on commodity exports were adversely affected by declining demand and lower commodity prices, with some falling into recession. The best-performing emerging markets included Hungary, Russia, and Turkey, while markets in Greece, Egypt, and China fell the most.

Currency fluctuations had a slightly positive impact on global equity market performance as the U.S. dollar depreciated against a number of foreign currencies during the reporting period. The U.S. Dollar Index, which measures the dollar against a basket of six major foreign currencies, declined by 4% for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ASIA 50 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.93)%	(10.82)%	(9.53)%	(9.93)%	(10.82)%	(9.53)%
5 Years	0.56%	0.44%	1.04%	2.83%	2.23%	5.29%
Since Inception	0.89%	0.83%	1.41%	7.71%	7.13%	12.41%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.70	$2.59	$1,000.00	$1,022.50	$2.53	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ASIA 50 ETF

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -9.93%, net of fees, while the total return for the Index was -9.53%.

Asian stock markets, as represented by the Index, declined during the reporting period. Equity markets in Singapore and China significantly underperformed global equity markets, which also fell for the period. Stocks in South Korea and Hong Kong suffered negative results, while stocks in Taiwan declined less.

China’s economy, the largest in Asia, grew an annual 6.8% in the fourth quarter of 2015, down slightly from the prior quarter and the slowest rate since 2009’s first quarter. Weakness in manufacturing and exports was offset by strength in services and consumption. For 2015 overall, China’s gross domestic product grew by 6.9%, the lowest rate in 25 years. Amid this slowing economic growth, stocks in several Asian countries fell, particularly those in China.

Economic activity rebounded in South Korea in the fourth quarter of 2015 to the highest rate in a year, largely due to increases in private and government consumption. For all of 2015, the country’s economy grew 2.6% compared to 3.3% growth in 2014. Despite the recent economic improvement, South Korea’s equity market fell amid global growth concerns.

Singapore’s equity market fell amid China’s slowing growth as the country is one of Singapore’s main trading partners, and exports overall declined for the reporting period. In 2015, Singapore’s economic growth slowed as the services sector advanced less than anticipated and a decline in manufacturing accelerated. Economic growth in Hong Kong also decelerated, while Taiwan’s economy contracted over the second half of 2015. Both these export-driven countries detracted from the Index’s performance for the reporting period

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	33.77%
Information Technology	32.87
Telecommunication Services	7.79
Materials	5.53
Consumer Discretionary	5.30
Industrials	5.10
Utilities	4.59
Energy	3.99
Consumer Staples	1.06

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/16

Country	Percentage of Total Investments*

China	29.77%
South Korea	23.32
Hong Kong	20.50
Taiwan	18.65
Singapore	7.76

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.11)%	(8.32)%	(6.13)%	(8.11)%	(8.32)%	(6.13)%
5 Years	(0.91)%	(1.07)%	0.08%	(4.48)%	(5.24)%	0.42%
Since Inception	5.53%	5.49%	5.95%	44.14%	43.80%	48.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.20	$3.92	$1,000.00	$1,021.30	$3.79	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -8.11%, net of fees, while the total return for the Index was -6.13%.

As represented by the Index, emerging markets infrastructure-related stocks declined for the reporting period.

As energy importers, many emerging-market countries have benefited from continued low oil prices. While the pace of structural reforms has slowed in developed countries, many emerging economies increased the pace of reforms. Oil prices declined during most of the reporting period before rebounding somewhat at the end of the period.

The Index’s largest country weighting, China, announced significant infrastructure plans in 2015 amid its slowing economic growth and declining expectations for global trade. One of the goals of these plans is to bolster trade and stimulate domestic production and consumption as the country continues to develop a consumption-led economy to supplement its reliance on exports.

The second-largest country weighting in the Index, Brazil, introduced a set of market-friendly infrastructure projects in 2015. In addition, the country has been preparing to host the 2016 Olympic Games in Rio de Janeiro, including building metro and rail lines, new highways, and various venues, as well as rebuilding a port area. However, a scandal at the state-run oil firm involved several companies working on the Olympic development projects, leading to weaker financial conditions and delayed payments. In addition, several projects have been scaled back or significantly delayed.

On the positive side, the Index’s allocations to Mexico, South Korea, and Thailand delivered positive performance for the reporting period, as slow but positive economic growth led to optimism for infrastructure stocks.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Transportation Infrastructure	41.23%
Electric Utilities	23.39
Oil, Gas & Consumable Fuels	12.41
Independent Power and Renewable Electricity Producers	10.19
Water Utilities	4.69
Energy Equipment & Services	4.35
Gas Utilities	3.74

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/16

Country	Percentage of Total Investments*

China	36.12%
Brazil	17.10
Mexico	9.76
South Korea	9.17
Malaysia	8.04
Chile	7.04
Thailand	6.81
Russia	3.94
Philippines	1.67
Greece	0.35

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® EUROPE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.94)%	(9.42)%	(8.65)%	(8.94)%	(9.42)%	(8.65)%
5 Years	1.88%	1.70%	2.23%	9.75%	8.81%	11.67%
10 Years	1.79%	1.71%	2.16%	19.45%	18.46%	23.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.90	$2.99	$1,000.00	$1,022.00	$3.03	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EUROPE ETF

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -8.94%, net of fees, while the total return for the Index was -8.65%.

European equity markets, as represented by the Index, delivered negative returns for the reporting period, lagging the broader global equity market, which also had negative results.

Stocks in the United Kingdom, which represented about 30% of the Index on average, were the largest detractor from Index performance by a wide margin. Financial firms and commodities-related companies weighed on the Index, as the weak commodities market increased credit concerns. The Index’s allocations to Germany, Switzerland, and France were the largest detractors to performance for the reporting period.

European equity markets generally struggled amid concerns about economic growth prospects in China and other emerging markets, resulting in heightened volatility during the reporting period. Economic activity in Europe remained modest, despite supportive factors such as continued low oil prices, a relatively weak euro, and accommodative monetary policy. Challenges included ongoing economic and policy uncertainty, as well as high public and private debt levels.

Stock markets in Europe generally experienced significant declines in late 2015 following policy moves by the European Central Bank that disappointed investors. Equity markets continued to struggle in early 2016 due to ongoing global growth concerns. Stocks moved up late in the reporting period but generally could not offset earlier declines. Late in the period, the European Central Bank increased the negative deposit rate and its monthly asset purchases. The larger-than-expected move initially cheered investors, but European stock markets quickly gave up some of their gains.

At the other end of the spectrum, Ireland, Austria, Denmark, and Portugal posted positive results. However, the Index’s relatively small weightings in each of these countries limited the extent of their positive impact on performance for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	19.80%
Consumer Staples	15.82
Health Care	13.69
Industrials	11.97
Consumer Discretionary	11.71
Materials	6.86
Energy	6.76
Telecommunication Services	5.04
Utilities	4.31
Information Technology	4.04

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

United Kingdom	30.07%
France	15.14
Switzerland	14.24
Germany	13.84
Spain	4.80
Netherlands	4.66
Sweden	4.62
Italy	3.58
Denmark	2.94
Belgium	2.38

TOTAL	96.27%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.47)%	(0.82)%	(0.90)%	(0.47)%	(0.82)%	(0.90)%
5 Years	5.91%	5.78%	5.96%	33.24%	32.44%	33.58%
Since Inception	0.82%	0.78%	0.73%	7.37%	6.94%	6.50%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.90	$2.49	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -0.47%, net of fees, while the total return for the Index was -0.90%.

International property-related stocks, as measured by the Index, had slightly negative returns overall during the reporting period. The Index experienced periods of heightened volatility on global economic growth concerns in late 2015, subsequently rebounding in 2016. Global interest rates and investment yields remained historically low, which lent some support to international real estate stocks and real estate investment trusts, as investors sought higher-yielding investment options.

Asia comprised the largest portion of the Index, with Japan, Hong Kong, and Australia representing the three largest weightings on average. In 2015, Japan’s economy remained stagnant, while the global economic outlook was uncertain. Rents in Japan have been increasing, while vacancy rates have declined, although demand-driven rent pressure has remained sluggish. Hotel demand increased as the number of foreign visitors to Japan increased substantially in 2015.

In Hong Kong, the retail sector began 2016 with its worst performance in 17 years as sales fell significantly. Sectors experiencing large sales declines included luxury goods and motor vehicles, likely due to the uncertain global economic backdrop. Chinese demand has been driving office leasing markets in Hong Kong; however, uncertainties remained, such as cooling residential markets in China and Singapore.

In Australia, higher levels of supply have offset improved growth in tenant demand. Consumer confidence remained high in 2015, and business confidence improved. However, Australia’s economy was negatively impacted by the slowdown in China’s growth, as well as government austerity measures.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	23.46%
Retail REITs	20.62
Real Estate Operating Companies	17.63
Diversified REITs	13.70
Office REITs	9.26
Real Estate Development	5.52
Industrial REITs	5.25
Residential REITs	2.20
Other**	2.36

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/16

Country	Percentage of Total Investments*

Japan	29.00%
Hong Kong	13.31
Australia	12.88
United Kingdom	10.11
Singapore	7.21
France	7.06
Germany	6.07
Canada	3.07
Sweden	2.49
Switzerland	2.02

TOTAL	93.22%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® LATIN AMERICA 40 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.70)%	(11.95)%	(11.25)%	(11.70)%	(11.95)%	(11.25)%
5 Years	(11.58)%	(11.64)%	(11.13)%	(45.95)%	(46.14)%	(44.56)%
10 Years	1.41%	1.39%	1.77%	15.03%	14.76%	19.18%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,137.40	$2.62	$1,000.00	$1,022.60	$2.48	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LATIN AMERICA 40 ETF

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -11.70%, net of fees, while the total return for the Index was -11.25%.

Latin American equities, as represented by the Index, declined during the reporting period, significantly underperforming the broader global equity market, which also fell.

Brazil was the largest detractor from performance during the reporting period, accounting for approximately half of the Index’s negative return. Brazil, Latin America’s largest economy and 46% of the Index on average, contracted for a seventh consecutive quarter at 5.9% year-over-year in 2015’s fourth quarter, as investment and consumption dropped significantly. Exports of goods and services increased, while imports fell. The country’s inflation rate increased and remained high over most of the reporting period.

Mexico was another large detractor from the Index’s performance for the reporting period. Mexico, a 35% weighting in the Index on average, saw its economy grow 2.5% year-over-year in 2015’s fourth quarter, a slight decline from the prior quarter, as services sector growth accelerated and growth in the industrial and agricultural sectors moderated. Low oil prices continued to negatively affect exports as oil sales fell significantly. Non-oil exports to the United States, Mexico’s largest trading partner, increased, while exports to the rest of the world fell. Stocks in Mexico experienced significant volatility and declined for much of the period before rebounding in early 2016.

Elsewhere in Latin America, stocks in Chile and Peru declined. Chile’s economy expanded at a 1.3% year-over-year rate in 2015’s fourth quarter, the lowest rate since the 2009 recession as exports fell and consumption slowed. For 2015 overall, Chile’s gross domestic product grew 2.1%, up from 1.9% in 2014. In Peru, economic growth in 2015 overall was 3.3%, higher than the 2.4% rate in 2014. Private consumption and public spending increased, while investment declined.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	32.14%
Consumer Staples	20.01
Materials	13.11
Energy	9.86
Telecommunication Services	7.17
Consumer Discretionary	5.78
Industrials	5.19
Utilities	4.38
Information Technology	2.36

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/16

Country	Percentage of Total Investments*

Brazil	47.22%
Mexico	35.60
Chile	11.32
Peru	4.10
Colombia	1.76

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® AS IA 50 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.49%

CHINA — 29.62%
China Construction Bank Corp. Class H	24,080,960	$15,367,754
China Life Insurance Co. Ltd. Class H	1,820,000	4,491,017
China Mobile Ltd.	1,365,000	15,213,497
China Petroleum & Chemical Corp. Class H	6,161,600	4,043,363
CNOOC Ltd.	3,920,000	4,629,275
Industrial & Commercial Bank of China Ltd. Class H	18,900,115	10,575,127
PetroChina Co. Ltd. Class H	5,180,000	3,445,965
Ping An Insurance Group Co. of China Ltd. Class H	1,225,000	5,859,241
Tencent Holdings Ltd.	1,309,000	26,731,678

		90,356,917
HONG KONG — 20.39%
AIA Group Ltd.	2,926,000	16,579,239
BOC Hong Kong Holdings Ltd.	875,000	2,611,503
Cheung Kong Property Holdings Ltd.	665,148	4,283,366
CK Hutchison Holdings Ltd.	665,148	8,635,334
CLP Holdings Ltd.	490,000	4,431,545
Galaxy Entertainment Group Ltd.	630,000	2,363,551
Hang Seng Bank Ltd.	168,000	2,969,465
Hong Kong & China Gas Co. Ltd.	1,610,289	3,010,255
Hong Kong Exchanges and Clearing Ltd.[a]	273,000	6,574,624
Power Assets Holdings Ltd.	315,000	3,222,470
Sands China Ltd.	588,000	2,395,498
Sun Hung Kai Properties Ltd.	420,000	5,135,917

		62,212,767
SINGAPORE — 7.72%
DBS Group Holdings Ltd.	434,000	4,956,869
Jardine Matheson Holdings Ltd.[a]	70,000	3,995,600
Oversea-Chinese Banking Corp. Ltd.[a]	693,074	4,549,810
Singapore Telecommunications Ltd.	1,883,000	5,341,646
United Overseas Bank Ltd.	336,000	4,708,391

		23,552,316
SOUTH KOREA — 23.20%
Hyundai Mobis Co. Ltd.	16,590	3,612,198
Hyundai Motor Co.	37,100	4,947,316
KB Financial Group Inc.	94,430	2,629,937

Security	Shares	Value
Kia Motors Corp.	65,590	$2,770,197
Korea Electric Power Corp.	61,740	3,250,042
KT&G Corp.	33,460	3,218,433
LG Chem Ltd.	10,640	3,047,044
POSCO	19,600	3,761,980
Samsung C&T Corp.	22,680	2,835,992
Samsung Electronics Co. Ltd.	28,700	32,926,198
Shinhan Financial Group Co. Ltd.	120,629	4,272,013
SK Hynix Inc.	142,520	3,508,165

		70,779,515
TAIWAN — 18.56%
Cathay Financial Holding Co. Ltd.	2,030,866	2,432,572
China Steel Corp.	3,010,108	2,095,029
Chunghwa Telecom Co. Ltd.	910,551	3,097,978
CTBC Financial Holding Co. Ltd.	4,130,444	2,181,753
Delta Electronics Inc.	490,000	2,161,944
Formosa Chemicals & Fibre Corp.	910,804	2,269,652
Formosa Plastics Corp.	1,190,071	2,950,773
Fubon Financial Holding Co. Ltd.	1,820,000	2,318,543
Hon Hai Precision Industry Co. Ltd.	3,360,424	8,854,212
MediaTek Inc.	350,112	2,686,977
Nan Ya Plastics Corp.	1,260,510	2,647,604
Taiwan Semiconductor Manufacturing Co. Ltd.	4,550,343	22,904,411

		56,601,448

TOTAL COMMON STOCKS
(Cost: $279,531,714)		303,502,963

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.50%[b,c,d]	3,095,495	3,095,495
BlackRock Cash Funds: Prime,
SL Agency Shares
0.51%[b,c,d]	157,231	157,231
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.28%[b,c]	88,356	88,356

		3,341,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,341,082)		3,341,082

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® ASIA 50 ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $282,872,796)	$306,844,045
Other Assets, Less Liabilities — (0.59)%	(1,787,714)

NET ASSETS — 100.00%	$305,056,331

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.62%

BRAZIL — 17.03%
CCR SA	540,800	$2,140,921
CPFL Energia SA ADR[a]	91,757	999,234
Ultrapar Participacoes SA ADR	256,448	4,944,317

		8,084,472
CHILE — 7.01%
Empresa Nacional de Electricidad SA/Chile ADR	37,056	1,541,900
Enersis SA ADR	128,480	1,785,872

		3,327,772
CHINA — 35.98%
Beijing Capital International Airport Co. Ltd. Class H	960,000	1,024,786
Beijing Enterprises Water Group Ltd.[b]	1,600,000	1,002,508
CGN Power Co. Ltd. Class Hc	3,264,000	1,106,719
China Gas Holdings Ltd.[b]	704,000	1,038,317
China Merchants Holdings International Co. Ltd.	1,088,000	3,233,190
China Oilfield Services Ltd. Class H	1,024,000	800,026
China Resources Gas Group Ltd.	256,000	731,047
China Resources Power Holdings Co. Ltd.	576,000	1,076,767
COSCO Pacific Ltd.	1,088,000	1,425,128
Guangdong Investment Ltd.	960,000	1,214,148
Huaneng Power International Inc. Class H ADR	30,720	1,092,403
Jiangsu Expressway Co. Ltd. Class H	768,000	1,033,697
Shenzhen International Holdings Ltd.	608,499	986,897
Sinopec Oilfield Service Corp.[a]	1,280,000	282,187
Zhejiang Expressway Co. Ltd. Class H	960,000	1,029,736

		17,077,556
GREECE — 0.35%
Aegean Marine Petroleum Network Inc.	21,888	165,692

		165,692
MALAYSIA — 8.01%
Sapurakencana Petroleum Bhd	1,430,400	681,929
Tenaga Nasional Bhd	873,600	3,121,359

		3,803,288
MEXICO — 9.72%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	18,528	844,691

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV ADR	21,184	$1,879,233
Grupo Aeroportuario del Sureste SAB de CV Series B	12,576	1,888,538

		4,612,462
PHILIPPINES — 1.67%
International Container Terminal Services Inc.	538,240	791,375

		791,375
RUSSIA — 3.93%
Novatek OAO GDR[d]	8,416	756,178
RusHydro PJSC	810,702	814,755
TMK PAO GDR[d]	96,800	293,304

		1,864,237
SOUTH KOREA — 9.14%
Korea Electric Power Corp. ADR[a]	168,416	4,336,712

		4,336,712
THAILAND — 6.78%
Airports of Thailand PCL NVDR	281,600	3,217,829

		3,217,829
TOTAL COMMON STOCKS
(Cost: $45,207,116)		47,281,395

SHORT-TERM INVESTMENTS — 2.51%

MONEY MARKET FUNDS — 2.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	1,051,586	1,051,586
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	53,414	53,414
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	85,956	85,956

		1,190,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,190,956)		1,190,956

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.13%
(Cost: $46,398,072)	$48,472,351
Other Assets, Less Liabilities — (2.13)%	(1,011,961)

NET ASSETS — 100.00%	$47,460,390

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EUROPE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.59%

AUSTRIA — 0.22%
Erste Group Bank AGa	110,691	$3,115,608
OMV AG	51,356	1,446,975
Voestalpine AG	39,460	1,322,245

		5,884,828
BELGIUM — 2.37%
Ageas	77,246	3,069,457
Anheuser-Busch InBev SA/NV	297,139	36,992,585
Colruyt SA	24,965	1,456,582
Delhaize Group	37,327	3,902,678
Groupe Bruxelles Lambert SA	29,309	2,421,768
KBC Groep NV	122,723	6,340,057
Proximus SADP	51,576	1,765,261
Solvay SA	26,913	2,703,448
UCB SA	46,639	3,573,637
Umicore SA	36,612	1,825,303

		64,050,776
DENMARK — 2.92%
AP Moeller – Maersk A/S Class A	1,175	1,502,459
AP Moeller – Maersk A/S Class B	2,454	3,224,231
Carlsberg A/S Class B	37,565	3,585,307
Chr Hansen Holding A/S	35,067	2,357,842
Coloplast A/S Class B	41,635	3,159,903
Danske Bank A/S	288,221	8,155,597
DSV A/S	63,615	2,652,429
Novo Nordisk A/S Class B	691,820	37,585,859
Novozymes A/S Class B	85,212	3,837,046
Pandora A/S	44,696	5,862,208
TDC A/S	293,552	1,439,035
Vestas Wind Systems A/S	80,711	5,703,390

		79,065,306
FINLAND — 1.49%
Fortum OYJ	159,343	2,416,822
Kone OYJ Class B	138,549	6,687,948
Metso OYJ	47,991	1,146,811
Nokia OYJ	2,098,866	12,496,966
Nokian Renkaat OYJ	35,336	1,249,087
Sampo OYJ Class A	178,910	8,509,825
Stora Enso OYJ Class R	206,939	1,854,704
UPM-Kymmene OYJ	194,748	3,533,049
Wartsila OYJ Abp	55,889	2,532,885

		40,428,097

Security	Shares	Value
FRANCE — 15.04%
Accor SA	67,437	$2,861,815
Air Liquide SA	124,946	14,080,183
Airbus Group SE	222,057	14,765,185
Alstom SAa	55,950	1,432,320
ArcelorMittal[b]	677,690	3,069,741
Arkema SA	26,966	2,027,507
AXA SA	698,665	16,472,634
BNP Paribas SA	384,362	19,372,736
Bouygues SA	69,656	2,845,649
Cap Gemini SA	58,941	5,546,589
Carrefour SA	213,633	5,886,514
Casino Guichard Perrachon SAb	21,277	1,221,524
Christian Dior SE	19,126	3,474,130
Cie. de Saint-Gobain	180,656	7,973,215
Cie. Generale des Etablissements Michelin Class B	66,629	6,828,125
Credit Agricole SA	423,265	4,590,834
Danone SA	221,325	15,765,710
Dassault Systemes	49,229	3,911,779
Edenred	73,979	1,439,049
Electricite de France SA	110,882	1,246,372
Engie SA	591,336	9,191,413
Essilor International SA	72,026	8,909,487
Hermes International	7,281	2,567,527
Kering	27,022	4,837,570
Klepierre	68,516	3,287,060
L’Oreal SA	89,301	16,022,584
Lagardere SCA	43,349	1,153,452
Legrand SA	96,208	5,398,920
LVMH Moet Hennessy Louis Vuitton SE	99,713	17,101,014
Orange SA	838,238	14,705,528
Pernod Ricard SA	75,569	8,439,240
Peugeot SAa	169,698	2,912,294
Publicis Groupe SA	73,912	5,197,615
Renault SA	75,034	7,466,299
Safran SA	124,254	8,705,181
Sanofi	431,838	34,870,291
Schneider Electric SE	212,620	13,456,855
SES SA	124,539	3,652,272
Societe Generale SA	292,842	10,838,844
Sodexo SA	35,382	3,819,877
STMicroelectronics NV	76,681	426,249

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2016

Security	Shares	Value
STMicroelectronics NV New	165,219	$917,278
Suez Environnement Co.	130,937	2,405,254
Technip SA	43,356	2,406,583
Thales SA	36,492	3,202,005
Total SA	886,570	40,472,269
Unibail-Rodamco SE	35,599	9,809,066
Valeo SA	28,794	4,488,711
Veolia Environnement SA	178,466	4,305,364
Vinci SA	170,720	12,736,800
Vivendi SA	428,295	9,019,419

		407,533,932
GERMANY — 13.06%
adidas AG	75,878	8,906,082
Allianz SE Registered	165,786	27,006,331
BASF SE	335,004	25,310,288
Bayer AG Registered	300,315	35,351,750
Bayerische Motoren Werke AG	117,173	10,775,431
Beiersdorf AG	35,623	3,220,744
Brenntag AG	56,121	3,210,426
Commerzbank AGa	382,491	3,330,466
Continental AG	39,167	8,926,555
Daimler AG Registered	362,600	27,837,352
Deutsche Bank AG Registered	501,979	8,551,855
Deutsche Boerse AG	70,017	5,983,295
Deutsche Lufthansa AG Registered[a]	86,833	1,405,593
Deutsche Post AG Registered	347,261	9,663,518
Deutsche Telekom AG Registered	1,155,672	20,774,833
Deutsche Wohnen AG Bearer	121,264	3,776,636
E.ON SE	729,861	7,017,998
Fresenius Medical Care AG & Co. KGaA	77,661	6,888,733
Fresenius SE & Co. KGaA	143,621	10,508,826
GEA Group AG	64,332	3,152,311
HeidelbergCement AG	51,021	4,375,111
Infineon Technologies AG	410,406	5,848,318
K+S AG Registered	69,536	1,629,566
Lanxess AG	33,253	1,600,620
Linde AG	67,478	9,846,352
MAN SE	12,799	1,387,335
Merck KGaA	46,986	3,925,231
METRO AG	58,866	1,826,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	53,298	10,856,517

Security	Shares	Value
Osram Licht AG	31,564	$1,629,565
ProSiebenSat.1 Media SE Registered	79,312	4,083,822
QIAGEN NVa	85,035	1,897,335
RWE AG	177,104	2,295,691
SAP SE	349,333	28,303,672
Siemens AG Registered	300,812	31,930,932
ThyssenKrupp AG	158,121	3,290,212
Volkswagen AGb	10,641	1,546,666
Vonovia SE	161,787	5,830,526

		353,703,104
IRELAND — 0.99%
Bank of Ireland[a]	10,130,312	2,943,721
CRH PLC	296,916	8,401,250
Irish Bank Resolution Corp. Ltd.[a]	211,770	2
Kerry Group PLC Class A	54,929	5,125,227
Paddy Power Betfair PLC	30,316	4,235,415
Ryanair Holdings PLC ADR	45,353	3,892,194
Smurfit Kappa Group PLC	84,807	2,188,938

		26,786,747
ITALY — 3.46%
Assicurazioni Generali SpA	493,562	7,328,578
Atlantia SpA	146,902	4,079,593
Banca Monte dei Paschi di Siena SpA[a,b]	1,069,552	613,061
Banco Popolare SCa	118,856	818,749
CNH Industrial NV	362,428	2,467,705
Enel SpA	2,771,067	12,308,991
Eni SpA	977,221	14,810,783
Ferrari NVa	45,352	1,886,353
Fiat Chrysler Automobiles NVb	332,055	2,686,593
Finmeccanica SpA[a]	135,313	1,719,285
Intesa Sanpaolo SpA	5,185,090	14,381,707
Luxottica Group SpA	50,721	2,803,258
Mediaset SpA	253,232	1,046,357
Mediobanca SpA	217,254	1,567,130
Prysmian SpA	73,217	1,661,180
Saipem SpA[a]	2,112,297	847,529
Snam SpA	791,096	4,962,724
Telecom Italia SpA/Milano[a]	3,798,086	4,103,049
Tenaris SA	171,587	2,141,076
Terna Rete Elettrica Nazionale SpA	525,470	3,002,980
UniCredit SpA	2,008,330	7,254,841
Unione di Banche Italiane SpA	329,042	1,219,370

		93,710,892

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2016

Security	Shares	Value
NETHERLANDS — 4.64%
Aegon NV	522,452	$2,877,972
Akzo Nobel NV	89,967	6,141,064
Altice NV Class Aa,b	125,783	2,244,643
ASML Holding NV	158,891	16,165,422
Gemalto NV	31,977	2,367,468
Heineken Holding NV	34,536	2,699,001
Heineken NV	77,344	7,020,143
ING Groep NV CVA	1,403,157	16,997,033
Koninklijke Ahold NV	302,818	6,822,161
Koninklijke DSM NV	65,916	3,630,665
Koninklijke KPN NV	1,227,018	5,149,751
Koninklijke Philips NV	339,222	9,677,545
PostNL NVa	161,010	656,855
Randstad Holding NV	46,632	2,588,426
RELX NV	380,384	6,651,548
TNT Express NV	171,395	1,540,240
Unilever NV CVA	624,090	28,009,906
Wolters Kluwer NV	109,599	4,381,267

		125,621,110
NORWAY — 0.81%
DNB ASA	337,354	3,990,943
Norsk Hydro ASA	501,230	2,064,610
Orkla ASA	302,637	2,742,348
Statoil ASA	383,725	6,044,959
Subsea 7 SAa	96,403	730,198
Telenor ASA	249,591	4,040,530
Yara International ASA	64,692	2,435,555

		22,049,143
PORTUGAL — 0.19%
EDP – Energias de Portugal SA	944,744	3,365,400
Galp Energia SGPS SA	150,002	1,888,830

		5,254,230
SPAIN — 4.77%
Abertis Infraestructuras SA	175,561	2,890,876
Acciona SA	10,924	846,246
ACS Actividades de Construccion y Servicios SA	69,524	2,074,932
Aena SAa,c	26,697	3,451,442
Amadeus IT Holding SA Class A	160,792	6,905,961
Banco Bilbao Vizcaya Argentaria SA	2,304,657	15,342,687
Banco de Sabadell SA	1,888,539	3,404,599
Banco Popular Espanol SAb	704,429	1,835,849
Banco Santander SA	5,220,377	23,045,974

Security	Shares	Value
Bankia SA	1,575,970	$1,490,595
CaixaBank SA	866,577	2,564,559
CaixaBank SA New[a]	13,667	40,446
Distribuidora Internacional de Alimentacion SA	231,089	1,202,399
Enagas SA	71,171	2,142,334
Ferrovial SA	156,627	3,370,678
Gas Natural SDG SA	136,171	2,757,437
Iberdrola SA	2,138,431	14,282,379
Industria de Diseno Textil SA	410,198	13,819,903
International Consolidated Airlines Group SA	300,661	2,391,895
Red Electrica Corp. SA	35,846	3,116,727
Repsol SA	392,393	4,435,744
Telefonica SA	1,592,900	17,883,252

		129,296,914
SWEDEN — 4.59%
Alfa Laval AB	104,277	1,709,501
Assa Abloy AB	360,367	7,121,368
Atlas Copco AB Class A	235,159	5,926,330
Atlas Copco AB Class B	142,989	3,375,985
Boliden AB	100,596	1,611,928
Electrolux AB Class B	86,064	2,267,664
Hennes & Mauritz AB Class B	346,038	11,554,947
Hexagon AB Class B	89,820	3,501,193
Holmen AB Class B	18,502	606,638
Investment AB Kinnevik Class B	85,534	2,429,901
Investor AB Class B	165,504	5,867,474
Millicom International Cellular SA SDR	22,374	1,224,585
Nordea Bank AB	1,159,016	11,151,671
Sandvik AB	402,816	4,173,899
Securitas AB Class B	116,296	1,929,492
Skandinaviska Enskilda Banken AB Class A	621,557	5,945,914
Skanska AB Class B	145,354	3,322,449
SKF AB Class B	137,342	2,483,666
Svenska Cellulosa AB SCA Class B	232,546	7,277,551
Svenska Handelsbanken AB Class A	533,730	6,801,079
Swedbank AB Class A	374,316	8,075,773
Swedish Match AB	72,772	2,473,998
Tele2 AB Class B	113,764	1,056,710

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2016

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	1,107,228	$11,104,103
TeliaSonera AB	989,898	5,149,321
Volvo AB Class B	561,567	6,172,132

		124,315,272
SWITZERLAND — 14.15%
ABB Ltd. Registered	727,915	14,244,376
Actelion Ltd. Registered	36,814	5,524,118
Adecco SA Registered	63,398	4,147,533
Baloise Holding AG Registered	18,163	2,317,672
Cie. Financiere Richemont SA Class A Registered	189,386	12,567,723
Clariant AG Registered	103,722	1,884,575
Credit Suisse Group AG Registered	625,388	8,887,935
GAM Holding AG	59,370	861,738
Geberit AG Registered	13,701	5,140,468
Givaudan SA Registered	3,339	6,575,841
Julius Baer Group Ltd.	81,324	3,507,212
Kuehne + Nagel International AG Registered	20,471	2,922,138
LafargeHolcim Ltd. Registered	160,149	7,563,869
Lonza Group AG Registered	19,218	3,265,043
Nestle SA Registered	1,159,651	87,005,612
Novartis AG Registered	973,825	70,877,254
Roche Holding AG	255,216	63,081,112
Schindler Holding AG Participation Certificates	16,193	2,997,984
Schindler Holding AG Registered	7,422	1,364,814
SGS SA Registered	1,973	4,186,431
Swatch Group AG (The) Bearer[b]	12,544	4,363,187
Swatch Group AG (The) Registered	21,175	1,431,714
Swiss Life Holding AG Registered	11,645	3,109,306
Swiss Re AG	123,829	11,495,221
Swisscom AG Registered	10,609	5,788,339
Syngenta AG Registered	35,202	14,703,493
UBS Group AG	1,294,583	20,939,895
Zurich Insurance Group AG	54,248	12,649,275

		383,403,878
UNITED KINGDOM — 29.89%
3i Group PLC	349,851	2,294,966
Aberdeen Asset Management PLC	344,299	1,372,744
Aggreko PLC	93,050	1,440,388
Amec Foster Wheeler PLC	143,190	926,131

Security	Shares	Value
Anglo American PLC[b]	505,149	$4,008,526
Antofagasta PLC	141,076	951,795
ARM Holdings PLC	513,570	7,484,883
Ashtead Group PLC	182,640	2,268,073
Associated British Foods PLC	129,440	6,230,617
AstraZeneca PLC	453,672	25,446,748
Aviva PLC	1,470,114	9,637,369
Babcock International Group PLC	182,162	2,485,995
BAE Systems PLC	1,151,130	8,421,502
Barclays PLC	5,666,997	12,217,762
Barratt Developments PLC	363,367	2,927,309
BHP Billiton PLC	768,842	8,650,383
BP PLC	6,621,016	33,321,625
British American Tobacco PLC	677,583	39,832,101
British Land Co. PLC (The)	372,820	3,753,658
BT Group PLC	3,190,341	20,199,026
Bunzl PLC	120,376	3,500,122
Burberry Group PLC	160,220	3,143,379
Capita PLC	244,492	3,661,675
Carnival PLC	78,176	4,215,836
Centrica PLC	1,859,605	6,085,989
Cobham PLC	414,851	1,294,492
Compass Group PLC	603,405	10,650,124
Daily Mail & General Trust PLC Class A NVS	103,289	1,033,263
DCC PLC	32,052	2,833,203
Diageo PLC	911,069	24,637,855
Direct Line Insurance Group PLC	501,640	2,669,168
easyJet PLC	93,429	2,039,797
Experian PLC	352,356	6,305,194
FirstGroup PLC[a]	437,229	607,691
G4S PLC	564,619	1,546,770
GKN PLC	625,845	2,597,834
GlaxoSmithKline PLC	1,770,734	35,936,471
Glencore PLC	4,405,749	9,960,838
Hammerson PLC	286,025	2,378,235
Hays PLC	494,775	860,480
HSBC Holdings PLC	7,092,126	44,229,650
IMI PLC	98,584	1,349,643
Imperial Brands PLC	346,571	19,242,626
InterContinental Hotels Group PLC	89,801	3,705,628
Intertek Group PLC	58,413	2,658,918
ITV PLC	1,319,228	4,573,457
J Sainsbury PLC	514,357	2,042,645

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2016

Security	Shares	Value
Johnson Matthey PLC	71,700	$2,827,813
Kingfisher PLC	836,331	4,528,154
Ladbrokes PLC	345,454	579,440
Land Securities Group PLC	292,079	4,622,055
Legal & General Group PLC	2,146,720	7,257,050
Lloyds Banking Group PLC	21,218,591	20,744,386
London Stock Exchange Group PLC	112,832	4,573,291
Man Group PLC	620,172	1,359,344
Marks & Spencer Group PLC	600,304	3,504,762
National Grid PLC	1,432,955	20,332,234
Next PLC	54,946	4,264,590
Old Mutual PLC	1,581,953	4,390,594
Pearson PLC	296,627	3,730,492
Persimmon PLC	109,982	3,295,908
Petrofac Ltd.	92,994	1,231,011
Provident Financial PLC	53,107	2,263,205
Prudential PLC	928,990	17,371,437
Randgold Resources Ltd.	32,422	2,968,429
Reckitt Benckiser Group PLC	238,184	23,039,607
RELX PLC	408,836	7,603,802
Rentokil Initial PLC	662,230	1,682,823
Rexam PLC	257,179	2,343,539
Rio Tinto PLC	442,389	12,433,962
Rolls-Royce Holdings PLC	681,710	6,682,384
Royal Bank of Scotland Group PLC[a]	632,850	2,025,669
Royal Dutch Shell PLC Class A	1,531,931	37,079,059
Royal Dutch Shell PLC Class B	1,363,328	33,311,691
RSA Insurance Group PLC	369,412	2,525,757
SABMiller PLC	358,590	21,935,483
Sage Group PLC (The)	406,519	3,675,182
Schroders PLC	41,476	1,599,429
Segro PLC	270,998	1,598,141
Severn Trent PLC	87,955	2,747,057
Shire PLC	217,165	12,357,276
Sky PLC	381,026	5,607,922
Smith & Nephew PLC	333,736	5,506,712
Smiths Group PLC	142,702	2,206,936
SSE PLC	361,565	7,753,586
Standard Chartered PLC	986,276	6,698,748
Standard Life PLC	715,548	3,662,336
Tate & Lyle PLC	170,496	1,416,411
Taylor Wimpey PLC	1,177,353	3,220,275
Tesco PLC[a]	2,924,586	8,062,327

Security	Shares	Value
Travis Perkins PLC	90,113	$2,366,320
Tullow Oil PLC[a]	332,610	941,301
UBM PLC	160,419	1,385,727
Unilever PLC	467,752	21,194,255
United Utilities Group PLC	251,893	3,341,683
Vodafone Group PLC	9,636,236	30,636,557
Weir Group PLC (The)	77,220	1,229,750
Whitbread PLC	65,824	3,746,510
William Hill PLC	320,515	1,506,411
Wm Morrison Supermarkets PLC	847,763	2,421,139
Wolseley PLC	96,284	5,451,142
WPP PLC	483,555	11,307,871

		809,781,559

TOTAL COMMON STOCKS
(Cost: $3,178,462,231)		2,670,885,788

PREFERRED STOCKS — 0.80%

GERMANY — 0.70%
Bayerische Motoren Werke AG	19,708	1,577,917
Henkel AG & Co. KGaA	64,654	7,139,253
Porsche Automobil Holding SE	55,630	2,871,078
Volkswagen AG	57,094	7,277,128

		18,865,376
ITALY — 0.10%
Intesa Sanpaolo SpA	338,840	882,683
Telecom Italia SpA/Milano	2,195,278	1,926,255

		2,808,938

TOTAL PREFERRED STOCKS
(Cost: $30,298,212)		21,674,314

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	16,841,751	16,841,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	855,449	855,449
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	86,039	86,039

		17,783,239

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,783,239)		17,783,239

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $3,226,543,682)	$2,710,343,341
Other Assets, Less Liabilities — (0.04)%	(1,189,462)

NET ASSETS — 100.00%	$2,709,153,879

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.16%

AUSTRALIA — 12.77%
360 Capital Group Ltd.	47,840	$35,697
360 Capital Office Fund	11,080	16,961
Abacus Property Group	54,040	123,879
ALE Property Group	35,760	112,784
Arena REIT	43,560	66,347
Aspen Group[a]	24,512	19,987
Astro Japan Property Group	11,360	55,141
Aveo Group	74,200	191,212
BWP Trust	96,080	252,771
Cedar Woods Properties Ltd.	11,000	38,501
Charter Hall Group	62,000	221,298
Charter Hall Retail REIT	65,480	231,201
Cromwell Property Group	247,880	198,309
Dexus Property Group	188,320	1,150,229
Folkestone Education Trust	43,880	78,986
Galileo Japan Trust	21,360	39,271
Gateway Lifestyle	51,725	107,432
GDI Property Group	100,760	66,658
Goodman Group	310,720	1,594,272
GPT Group (The)	351,800	1,353,110
Growthpoint Properties Australia Ltd.	34,200	82,608
Hotel Property Investments[a]	28,400	60,297
Industria REIT[a]	22,280	35,135
Ingenia Communities Group	29,254	63,460
Investa Office Fund	122,200	393,870
LendLease Group	102,160	1,089,995
Mirvac Group	715,680	1,065,288
New South Resources Ltd.[b]	61,440	76,093
Peet Ltd.	75,520	57,222
Scentre Group	1,046,320	3,573,673
Shopping Centres Australasia Property Group	143,600	252,963
Stockland	467,080	1,534,216
Sunland Group Ltd.	28,200	33,190
Vicinity Centres	645,840	1,584,831
Villa World Ltd.	20,840	33,986
Westfield Corp.	374,400	2,877,191

		18,768,064
AUSTRIA — 0.89%
Atrium European Real Estate Ltd.	31,840	127,209
BUWOG AG	9,960	214,287

Security	Shares	Value
CA Immobilien Anlagen AG	14,560	$286,624
Conwert Immobilien Invest SEb	14,000	224,788
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AGb	168,280	358,214
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	10,880	101,034

		1,312,158
BELGIUM — 0.97%
Aedifica SA	2,760	194,685
Befimmo SA	4,040	259,930
Cofinimmo SA	4,040	496,518
Intervest Offices & Warehouses NVb	1,520	43,441
Retail Estates NV	1,040	92,440
Warehouses De Pauw CVA	2,720	258,970
Wereldhave Belgium NVb	360	46,706
Xior Student Housing NV	760	26,718

		1,419,408
CANADA — 3.04%
Allied Properties REIT	7,520	203,312
Artis REIT	12,360	122,601
Boardwalk REIT[a]	4,440	177,779
Brookfield Canada Office Properties	2,680	60,460
Canadian Apartment Properties REIT	12,520	279,545
Canadian REIT	6,920	241,126
Choice Properties REIT	9,000	86,072
Cominar REIT	15,520	206,381
Crombie REIT	7,840	85,222
CT REIT	6,102	68,170
Dream Global REIT	10,520	70,841
Dream Industrial REIT	6,560	40,777
Dream Office REIT	10,240	164,274
Dream Unlimited Corp. Class Aa,b	10,600	67,364
First Capital Realty Inc.	21,720	346,257
Granite REIT	4,560	131,887
H&R REIT	26,240	425,821
InnVest REIT	12,160	49,168
InterRent REIT	6,400	36,318
Killam Apartment REIT	6,068	54,936
Mainstreet Equity Corp.[a,b]	1,160	31,963
Melcor Developments Ltd.	2,800	30,133
Milestone Apartments REIT	6,000	77,003
Morguard Corp.	1,080	120,696
Morguard North American REIT	3,160	29,048
Morguard REIT	5,840	65,468

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2016

Security	Shares	Value
Northview Apartment Real Estate Investment Trust	3,920	$56,613
NorthWest Healthcare Properties REIT	5,600	41,736
OneREIT	3,920	10,335
Plaza Retail REIT	10,680	38,643
Pure Industrial Real Estate Trust	19,880	73,160
RioCan REIT	30,960	636,697
Slate Retail REIT[b]	2,560	27,036
Smart REIT	11,920	312,688

		4,469,530
CHINA — 0.42%
Beijing Properties Holdings Ltd.[a,b]	400,000	27,332
China Merchants Land Ltd.[a]	240,000	34,036
China Oceanwide Holdings Ltd.[b]	480,000	56,314
Gemdale Properties & Investment Corp. Ltd.[a]	1,040,000	61,677
Goldin Properties Holdings Ltd.[a,b]	258,000	124,068
K Wah International Holdings Ltd.	240,000	105,820
Nam Tai Property Inc.	4,960	30,454
New Century REIT	80,000	29,498
Road King Infrastructure Ltd.	40,000	32,334
Shanghai Zendai Property Ltd.[b]	1,000,000	20,499
Spring REIT	160,000	67,246
Top Spring International Holdings Ltd.	60,000	27,074

		616,352
DENMARK — 0.01%
TK Development A/Sa,b	12,440	13,414

		13,414
FINLAND — 0.29%
Citycon OYJ	72,840	184,105
Sponda OYJ	42,080	177,424
Technopolis OYJ	16,360	69,911

		431,440
FRANCE — 7.00%
Affine SA	1,040	20,384
Altarea SCA	440	91,506
ANF Immobilier	1,920	51,766
Fonciere de Paris SIIC	1,840	303,613
Fonciere des Murs SCA	1,600	49,411
Fonciere des Regions	8,440	798,759
Gecina SA	7,040	970,715
ICADE	6,880	527,796

Security	Shares	Value
Klepierre	36,640	$1,757,807
Mercialys SA	3,800	88,316
Nexity SA	6,800	354,863
Unibail-Rodamco SE	19,160	5,279,410

		10,294,346
GERMANY — 6.02%
ADLER Real Estate AGa,b	5,200	67,908
ADO Properties SAb,c	4,000	137,384
Alstria office REIT AG	20,200	291,880
Deutsche Euroshop AG	8,800	413,958
Deutsche Wohnen AG Bearer	65,960	2,054,253
DIC Asset AG	8,400	78,588
Grand City Properties SA	19,560	450,250
Hamborner REIT AG	12,250	132,810
LEG Immobilien AG	12,440	1,174,482
PATRIZIA Immobilien AGb	7,270	204,255
TAG Immobilien AG	23,880	323,556
TLG Immobilien AG	10,440	227,826
Vib Vermoegen AG	5,000	98,514
Vonovia SE	86,560	3,119,474
WCM Beteiligungs & Grundbesitz-AGa,b	20,440	74,932

		8,850,070
HONG KONG — 13.20%
Champion REIT	440,000	224,069
Cheung Kong Property Holdings Ltd.	540,000	3,477,448
China City Infrastructure Group Ltd.[b]	320,000	24,341
China Motor Bus Co. Ltd.	1,200	11,139
China New Town Development Co. Ltd.[a,b]	640,000	25,189
Chinese Estates Holdings Ltd.	100,000	254,495
CSI Properties Ltd.	1,208,000	34,263
Emperor International Holdings Ltd.	161,000	29,267
Far East Consortium International Ltd./HK	200,000	64,462
Great Eagle Holdings Ltd.	40,000	144,910
Greenland Hong Kong Holdings Ltd.[a,b]	120,000	37,439
Hang Lung Group Ltd.	160,000	458,967
Hang Lung Properties Ltd.	400,000	764,257
Henderson Land Development Co. Ltd.	200,530	1,231,895
HKR International Ltd.	128,000	54,457
Hong Kong Ferry Holdings Co. Ltd.	40,000	45,484

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2016

Security	Shares	Value
Hongkong Land Holdings Ltd.	236,000	$1,413,640
Hysan Development Co. Ltd.	120,000	511,310
International Entertainment Corp.	80,000	17,224
ITC Properties Group Ltd.	80,000	32,385
Kerry Properties Ltd.	120,000	329,528
Kowloon Development Co. Ltd.	40,000	37,388
Lai Fung Holdings Ltd.	1,520,000	23,907
Lai Sun Development Co. Ltd.	2,408,000	36,943
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	180,000	63,817
Link REIT	440,000	2,609,407
Liu Chong Hing Investment Ltd.	80,000	91,175
Man Sang International Ltd.[b]	160,000	16,090
Prosperity REIT	240,000	89,421
Regal REIT[a]	160,000	40,843
Sino Land Co. Ltd.	924,000	1,462,856
Sinolink Worldwide Holdings Ltd.[b]	400,000	44,865
Soundwill Holdings Ltd.	20,000	23,619
SRE Group Ltd.[b]	1,016,000	30,782
Sun Hung Kai Properties Ltd.	320,000	3,913,080
Sunlight REIT	200,000	102,881
Swire Properties Ltd.	208,000	561,796
TAI Cheung Holdings Ltd.	80,000	59,820
Tian An China Investment Co. Ltd.[a]	160,200	83,647
Wang On Group Ltd.	1,600,000	19,803
Wheelock & Co. Ltd.	160,000	714,751
Yuexiu REIT	200,000	111,132
ZH International Holdings Ltd.[b]	400,000	12,686
Zhuguang Holdings Group Co. Ltd.[a,b]	320,000	56,932

		19,393,810
IRELAND — 0.34%
Green REIT PLC	137,400	220,926
Hibernia REIT PLC	137,571	204,113
Irish Residential Properties REIT PLC	61,880	77,920

		502,959
ISRAEL — 0.87%
ADO Group Ltd.[b]	2,680	35,030
Africa Israel Investments Ltd.[b]	22,431	9,725
Africa Israel Properties Ltd.	2,480	35,417
Airport City Ltd.[b]	11,724	114,633
Alony Hetz Properties & Investments Ltd.	17,920	141,091

Security	Shares	Value
Alrov Properties and Lodgings Ltd.	1	$15
Amot Investments Ltd.	22,440	80,699
Azrieli Group Ltd.	6,080	238,542
Big Shopping Centers Ltd.	640	36,175
Blue Square Real Estate Ltd.	880	27,270
Gazit-Globe Ltd.	17,680	161,257
Jerusalem Oil Exploration[b]	1,520	61,940
Melisron Ltd.	3,440	123,816
Norstar Holdings Inc.	3,120	44,217
REIT 1 Ltd.	32,600	92,177
Sella Capital Real Estate Ltd.	29,480	46,343
Summit Real Estate Holdings Ltd.[b]	7,200	37,154

		1,285,501
ITALY — 0.15%
Beni Stabili SpA SIIQ	205,760	154,636
Immobiliare Grande Distribuzione SIIQ SpA	67,240	61,299
Prelios SpA[a,b]	66,880	5,990

		221,925
JAPAN — 28.76%
Activia Properties Inc.	102	529,988
Advance Residence Investment Corp.	240	608,354
Aeon Mall Co. Ltd.	20,080	297,819
AEON REIT Investment Corp.	200	256,595
Comforia Residential REIT Inc.	86	168,029
Daibiru Corp.	12,000	101,428
Daikyo Inc.	40,000	63,704
Daito Trust Construction Co. Ltd.	16,000	2,274,834
Daiwa House Industry Co. Ltd.	128,000	3,605,570
Daiwa House REIT Investment Corp.	40	175,631
Daiwa House Residential Investment Corp.	120	250,687
Daiwa Office Investment Corp.	80	498,243
Frontier Real Estate Investment Corp.	80	385,070
Fukuoka REIT Corp.	120	217,269
Global One Real Estate Investment Corp.	40	159,794
GLP J-REIT	520	593,585
Goldcrest Co. Ltd.	4,000	59,860
Hankyu REIT Inc.	120	146,697
Heiwa Real Estate Co. Ltd.	8,000	99,649
Heiwa Real Estate REIT Inc.	160	129,543

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2016

Security	Shares	Value
Hoshino Resorts REIT Inc.	16	$195,596
Hulic Co. Ltd.	88,000	842,457
Hulic Reit Inc.	160	260,510
Ichigo Hotel REIT Investment Corp.	40	63,206
Ichigo Office REIT Investment	280	216,486
Industrial & Infrastructure Fund Investment Corp.	80	372,259
Invesco Office J-Reit Inc.	120	112,852
Invincible Investment Corp.	630	473,081
Japan Excellent Inc.	240	324,570
Japan Hotel REIT Investment Corp.	640	564,296
Japan Logistics Fund Inc.	160	334,677
Japan Prime Realty Investment Corp.	160	652,698
Japan Real Estate Investment Corp.	262	1,515,192
Japan Rental Housing Investments Inc.	320	236,594
Japan Retail Fund Investment Corp.	484	1,163,546
Keihanshin Building Co. Ltd.	8,000	42,564
Kenedix Office Investment Corp.	80	459,807
Kenedix Residential Investment Corp.	80	210,828
Kenedix Retail REIT Corp.	80	194,243
Leopalace21 Corp.	52,000	314,605
MCUBS MidCity Investment Corp.	40	120,290
Mitsubishi Estate Co. Ltd.	280,000	5,207,883
Mitsui Fudosan Co. Ltd.	200,556	5,010,554
Mori Hills REIT Investment Corp.	280	414,787
MORI TRUST Sogo REIT Inc.	200	346,279
Nippon Accommodations Fund Inc.	80	308,555
Nippon Building Fund Inc.	280	1,661,640
Nippon Prologis REIT Inc.	360	806,833
NIPPON REIT Investment Corp.	80	210,045
Nomura Real Estate Holdings Inc.	24,000	444,148
Nomura Real Estate Master Fund Inc.	739	1,104,604
NTT Urban Development Corp.	20,000	195,916
Orix JREIT Inc.	480	745,229
Premier Investment Corp.	240	297,024
SAMTY Co. Ltd.	4,000	40,856
Samty Residential Investment Corp.	40	34,948
Sekisui House Reit Inc.	160	184,635
Sekisui House SI Residential Investment Corp.	200	205,881
SIA Reit Inc.	17	67,232

Security	Shares	Value
Starts Proceed Investment Corp.	40	$62,707
Sumitomo Realty & Development Co. Ltd.	93,000	2,725,584
Takara Leben Co. Ltd.	16,000	94,808
TOC Co. Ltd.	16,000	135,522
Tokyo Tatemono Co. Ltd.	40,000	498,955
Tokyo Theatres Co. Inc.	40,000	43,062
Tokyu Fudosan Holdings Corp.	100,000	679,745
TOKYU REIT Inc.	200	274,923
Top REIT Inc.	40	158,192
United Urban Investment Corp.	520	841,568
Unizo Holdings Co. Ltd.	4,000	172,428

		42,267,249
NETHERLANDS — 0.82%
Brack Capital Properties NVb	560	38,937
Eurocommercial Properties NV	9,320	436,826
NSI NV	26,640	126,713
VastNed Retail NV	3,720	166,746
Wereldhave NV	7,800	436,869

		1,206,091
NEW ZEALAND — 0.68%
Argosy Property Ltd.	158,000	129,994
Goodman Property Trust	198,800	182,195
Kiwi Property Group Ltd.	249,000	249,812
Precinct Properties New Zealand Ltd.	191,680	167,020
Property for Industry Ltd.	86,520	98,216
Stride Property Ltd.	66,160	101,516
Vital Healthcare Property Trust	54,720	77,504

		1,006,257
NORWAY — 0.22%
Entra ASA[c]	15,480	145,980
Norwegian Property ASA[b]	45,840	47,773
Olav Thon Eiendomsselskap ASA	5,960	98,718
Selvaag Bolig ASA	9,000	27,529

		320,000
SINGAPORE — 7.15%
AIMS AMP Capital Industrial REIT	112,085	111,119
Ascendas Hospitality Trust[a]	164,000	91,341
Ascendas India Trust	144,000	93,569
Ascendas REIT	443,336	786,851
Ascott Residence Trust	168,060	133,539
Cache Logistics Trust[a]	152,000	95,381
Cambridge Industrial Trust	216,440	90,009

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2016

Security	Shares	Value
CapitaLand Commercial Trust Ltd.	404,000	$441,022
CapitaLand Ltd.	496,000	1,130,789
CapitaLand Mall Trust	520,000	807,070
CapitaLand Retail China Trust	132,060	141,710
CDL Hospitality Trusts	136,000	132,808
City Developments Ltd.	92,000	558,176
Croesus Retail Trust	109,400	63,775
Far East Hospitality Trust[a]	176,000	82,341
First REIT	112,000	102,302
Fortune REIT	280,000	299,979
Frasers Centrepoint Ltd.[a]	72,000	87,153
Frasers Centrepoint Trust	116,000	172,286
Frasers Commercial Trust	108,000	104,262
Frasers Hospitality Trust[a]	104,000	59,854
Global Logistic Properties Ltd.[a]	604,000	863,434
GuocoLand Ltd.[a]	56,000	74,855
Ho Bee Land Ltd.	40,000	65,053
Keppel DC REIT[a]	180,000	141,690
Keppel REIT[a]	344,000	254,181
Lippo Malls Indonesia Retail Trust	368,000	88,816
Mapletree Commercial Trust	268,000	280,618
Mapletree Greater China Commercial Trust[a]	352,000	249,636
Mapletree Industrial Trust	236,040	279,581
Mapletree Logistics Trust	300,040	225,041
OUE Commercial REIT[a]	92,000	44,408
OUE Hospitality Trust[a]	156,000	76,459
Oxley Holdings Ltd.	104,000	33,596
Parkway Life REIT	76,000	134,888
Perennial Real Estate Holdings Ltd.[a,b]	84,058	57,429
Sabana Shari’ah Compliant Industrial REIT	136,000	63,627
Sinarmas Land Ltd.[a]	284,000	103,342
Soilbuild Business Space REIT	120,000	65,053
SPH REIT	156,000	111,793
Starhill Global REIT	276,000	159,869
Suntec REIT[a]	504,000	626,912
United Industrial Corp. Ltd.[a]	40,000	87,331
UOL Group Ltd.	128,000	570,325
Wheelock Properties Singapore Ltd.[a]	56,400	64,291
Wing Tai Holdings Ltd.[a]	88,050	115,081
Yoma Strategic Holdings Ltd.[a,b]	220,033	84,150

		10,506,795

Security	Shares	Value
SPAIN — 1.05%
Axiare Patrimonio SOCIMI SA	11,520	$171,709
Hispania Activos Inmobiliarios SAb	16,000	227,910
Inmobiliaria Colonial SAb	378,480	280,775
Lar Espana Real Estate SOCIMI SA	11,640	110,492
Merlin Properties SOCIMI SA	61,200	712,748
Realia Business SAa,b	32,520	37,614

		1,541,248
SWEDEN — 2.47%
Atrium Ljungberg AB Class B	9,560	165,688
Castellum AB	34,000	541,453
D. Carnegie & Co. ABa,b	7,740	74,472
Dios Fastigheter AB	9,640	71,051
Fabege AB	27,720	468,799
Fastighets AB Balder Class Bb	14,520	368,969
FastPartner AB	2,840	46,156
Hemfosa Fastigheter AB	26,240	288,887
Hufvudstaden AB Class A	23,160	367,683
Klovern AB Class B	89,760	101,755
Kungsleden AB	31,040	220,164
NP3 Fastigheter AB	7,000	36,007
Platzer Fastigheter Holding AB	7,600	41,719
Sagax AB	14,760	123,353
Victoria Park AB Class Bb	20,720	44,728
Wallenstam AB Class B	43,080	373,051
Wihlborgs Fastigheter AB	13,720	291,774

		3,625,709
SWITZERLAND — 2.01%
Allreal Holding AG Registered	2,800	406,996
Hiag Immobilien AG	600	59,521
Intershop Holdings AG	280	138,005
Mobimo Holding AG Registered	1,240	303,380
PSP Swiss Property AG Registered	7,920	764,998
Swiss Prime Site AG Registered	13,676	1,211,011
Zug Estates Holding AG Bearer	40	66,454

		2,950,365
UNITED KINGDOM — 10.03%
Assura PLC	325,080	248,103
Big Yellow Group PLC	29,640	329,949
British Land Co. PLC (The)	197,200	1,985,466
Capital & Counties Properties PLC	144,440	684,677
CLS Holdings PLC[b]	3,400	74,671
Daejan Holdings PLC	1,840	152,860
Derwent London PLC	21,560	976,748

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2016

Security	Shares	Value
Empiric Student Property PLC	80,610	$126,867
F&C Commercial Property Trust Ltd.	153,880	288,629
Grainger PLC	83,360	271,138
Great Portland Estates PLC	67,440	705,661
Hammerson PLC	152,200	1,265,510
Hansteen Holdings PLC[a]	140,800	215,324
Helical Bar PLC	21,360	118,505
Intu Properties PLC	155,680	700,365
Land Securities Group PLC	154,920	2,451,558
LondonMetric Property PLC	121,240	276,374
McKay Securities PLC	18,320	63,129
Picton Property Income Ltd.	109,200	109,475
Primary Health Properties PLC	91,200	133,703
Primary Health Properties PLC (New)[b]	9,120	262
Raven Russia Ltd.[b]	115,400	49,345
Redefine International PLC/Isle of Man	228,160	154,523
Regional REIT Ltd.[a,c]	38,640	57,620
Safestore Holdings PLC	41,360	199,563
Schroder REIT Ltd.	103,280	90,180
Segro PLC	146,920	866,423
Shaftesbury PLC	55,080	721,207
ST Modwen Properties PLC	36,840	160,174
Tritax Big Box REIT PLC	165,483	319,906
U & I Group PLC	25,400	68,086
UK Commercial Property Trust Ltd.	112,640	135,103
UNITE Group PLC (The)	44,160	403,994
Urban & Civic PLC[a]	19,080	69,930
Workspace Group PLC	23,240	261,544

		14,736,572

TOTAL COMMON STOCKS
(Cost: $138,823,383)		145,739,263

RIGHTS — 0.00%

HONG KONG — 0.00%
Wang On Group Ltd.[b]	5,882	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	2,284,227	$2,284,227
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	116,023	116,023
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	24,865	24,865

		2,425,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,425,115)		2,425,115

TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $141,248,498)		148,164,378
Other Assets, Less Liabilities — (0.81)%		(1,198,672)

NET ASSETS — 100.00%		$146,965,706

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LATIN AMERICA 40 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 78.45%

BRAZIL — 25.79%
Ambev SA ADR	8,723,319	$45,186,792
Banco do Brasil SA	2,216,000	12,361,828
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,383,200	14,682,172
BRF SA ADR	1,209,367	17,197,199
CCR SA	1,715,100	6,789,744
Cielo SA	1,608,748	15,874,130
CPFL Energia SA ADR[a]	609,965	6,642,519
Embraer SA ADR	323,063	8,515,941
Petroleo Brasileiro SA ADR[a,b]	2,952,229	17,241,017
Ultrapar Participacoes SA	860,500	16,945,343
Vale SA ADR[b]	2,999,024	12,625,891

		174,062,576
CHILE — 11.29%
Banco de Chile	55,146,940	5,939,637
Banco Santander Chile ADR	308,828	5,975,822
Cencosud SA	2,297,248	5,803,053
Empresa Nacional de Electricidad SA/Chile ADR	217,124	9,034,530
Empresas CMPC SA	2,475,363	5,784,828
Empresas COPEC SA	1,004,764	9,633,783
Enersis Americas SA ADR	759,640	10,558,996
LATAM Airlines Group SA ADR[a]	693,087	4,851,609
SACI Falabella	2,122,940	14,849,407
Sociedad Quimica y Minera de Chile SA ADR	183,689	3,774,809

		76,206,474
COLOMBIA — 1.76%
Bancolombia SA ADR	224,169	7,662,096
Ecopetrol SA ADR	489,247	4,212,417

		11,874,513
MEXICO — 35.52%
Alfa SAB de CV	7,310,500	14,797,815
America Movil SAB de CV	61,616,300	48,285,621
Cemex SAB de CV CPO[a]	26,704,902	19,556,040
Fibra Uno Administracion SA de CV	5,261,300	12,329,145
Fomento Economico Mexicano SAB de CV	4,285,200	41,707,421
Grupo Elektra SAB de CVb	113,240	2,231,002
Grupo Financiero Banorte SAB de CV	5,500,400	31,270,381

Security	Shares	Value
Grupo Mexico SAB de CV Series B	8,490,800	$20,635,254
Grupo Televisa SAB	4,338,400	24,087,104
Wal-Mart de Mexico SAB de CV	10,388,000	24,852,037

		239,751,820
PERU — 4.09%
Credicorp Ltd.	132,895	17,410,574
Southern Copper Corp.[b]	368,395	10,208,225

		27,618,799

TOTAL COMMON STOCKS
(Cost: $650,769,229)		529,514,182

PREFERRED STOCKS — 21.32%

BRAZIL — 21.32%
Banco Bradesco SA ADR[b]	5,169,882	38,515,621
Cia. Energetica de Minas Gerais ADR	1,429,032	3,229,612
Gerdau SA ADR	1,773,389	3,156,632
Itau Unibanco Holding SA ADR[b]	6,022,215	51,730,827
Itausa-Investimentos Itau SA	7,096,307	16,359,150
Petroleo Brasileiro SA ADR[a]	4,054,399	18,366,428
Vale SA ADR	4,019,289	12,540,182

		143,898,452

TOTAL PREFERRED STOCKS
(Cost: $377,790,135)		143,898,452

SHORT-TERM INVESTMENTS — 8.10%

MONEY MARKET FUNDS — 8.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	51,223,166	51,223,166
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,601,796	2,601,796
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	826,192	826,192

		54,651,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,651,154)		54,651,154

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® LATIN AMERICA 40 ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 107.87%
(Cost: $1,083,210,518)	$728,063,788
Other Assets, Less Liabilities — (7.87)%	(53,125,947)

NET ASSETS — 100.00%	$674,937,841

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$279,531,714	$45,207,116	$3,208,760,443
Affiliated (Note 2)	3,341,082	1,190,956	17,783,239

Total cost of investments	$282,872,796	$46,398,072	$3,226,543,682

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$303,502,963	$47,281,395	$2,692,560,102
Affiliated (Note 2)	3,341,082	1,190,956	17,783,239

Total fair value of investments	306,844,045	48,472,351	2,710,343,341
Foreign currency, at value[b]	399,137	8,986	7,756,474
Receivables:
Investment securities sold	—	1,844,560	—
Dividends and interest	1,191,645	181,259	6,838,152
Tax reclaims	—	—	4,981,691

Total Assets	308,434,827	50,507,156	2,729,919,658

LIABILITIES
Payables:
Investment securities purchased	—	1,912,716	1,711,298
Collateral for securities on loan (Note 1)	3,252,726	1,105,000	17,697,200
Investment advisory fees (Note 2)	125,770	29,050	1,357,281

Total Liabilities	3,378,496	3,046,766	20,765,779

NET ASSETS	$305,056,331	$47,460,390	$2,709,153,879

Net assets consist of:
Paid-in capital	$319,028,475	$69,216,505	$3,531,717,200
Undistributed (distributions in excess of) net investment income	(869,727)	60,397	15,602,409
Accumulated net realized loss	(37,100,144)	(23,892,429)	(322,019,036)
Net unrealized appreciation (depreciation)	23,997,727	2,075,917	(516,146,694)

NET ASSETS	$305,056,331	$47,460,390	$2,709,153,879

Shares outstanding[c]	7,000,000	1,600,000	68,900,000

Net asset value per share	$43.58	$29.66	$39.32

[a]	Securities on loan with values of $3,121,726, $1,049,333 and $16,403,313, respectively. See Note 1.
[b]	Cost of foreign currency: $397,441, $8,912 and $7,691,693, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares International Developed Property ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$138,823,383	$1,028,559,364
Affiliated (Note 2)	2,425,115	54,651,154

Total cost of investments	$141,248,498	$1,083,210,518

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$145,739,263	$673,412,634
Affiliated (Note 2)	2,425,115	54,651,154

Total fair value of investments	148,164,378	728,063,788
Foreign currency, at value[b]	367,441	482,193
Receivables:
Investment securities sold	571,713	44,023
Dividends and interest	498,456	476,307
Capital shares sold	—	1,544,728
Tax reclaims	38,507	—

Total Assets	149,640,495	730,611,039

LIABILITIES
Payables:
Investment securities purchased	216,192	1,588,750
Collateral for securities on loan (Note 1)	2,400,250	53,824,962
Investment advisory fees (Note 2)	58,347	259,486

Total Liabilities	2,674,789	55,673,198

NET ASSETS	$146,965,706	$674,937,841

Net assets consist of:
Paid-in capital	$178,243,302	$1,698,607,929
Undistributed (distributions in excess of) net investment income	(3,089,643)	1,926,709
Accumulated net realized loss	(35,110,383)	(670,461,858)
Net unrealized appreciation (depreciation)	6,922,430	(355,134,939)

NET ASSETS	$146,965,706	$674,937,841

Shares outstanding[c]	4,000,000	26,750,000

Net asset value per share	$36.74	$25.23

[a]	Securities on loan with values of $2,215,826 and $51,296,973, respectively. See Note 1.
[b]	Cost of foreign currency: $362,994 and $472,385, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,213,918	$1,742,987	$89,159,364
Interest — unaffiliated	15	—	—
Interest — affiliated (Note 2)	307	57	1,081
Securities lending income — affiliated — net (Note 2)	35,573	8,792	325,302

	10,249,813	1,751,836	89,485,747
Less: Other foreign taxes (Note 1)	(35,987)	—	—

Total investment income	10,213,826	1,751,836	89,485,747

EXPENSES
Investment advisory fees (Note 2)	1,811,670	447,348	16,743,347

Total expenses	1,811,670	447,348	16,743,347

Net investment income	8,402,156	1,304,488	72,742,400

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,664,787)	(5,493,739)	(45,292,568)
In-kind redemptions — unaffiliated	4,670,092	3,941,142	18,995,594
Foreign currency transactions	(64,394)	(8,183)	(461,443)

Net realized loss	(10,059,089)	(1,560,780)	(26,758,417)

Net change in unrealized appreciation/depreciation on:
Investments	(47,172,916)	(5,156,910)	(308,389,009)
Translation of assets and liabilities in foreign currencies	34,958	3,042	442,167

Net change in unrealized appreciation/depreciation	(47,137,958)	(5,153,868)	(307,946,842)

Net realized and unrealized loss	(57,197,047)	(6,714,648)	(334,705,259)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,794,891)	$(5,410,160)	$(261,962,859)

[a]	Net of foreign withholding tax of $1,145,125, $105,624 and $8,211,801, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares International Developed Property ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,711,615	$15,792,088
Interest — affiliated (Note 2)	56	786
Securities lending income — affiliated — net (Note 2)	67,116	448,857

Total investment income	4,778,787	16,241,731

EXPENSES
Investment advisory fees (Note 2)	744,658	2,885,430

Total expenses	744,658	2,885,430

Net investment income	4,034,129	13,356,301

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	178,690	(142,137,894)
In-kind redemptions — unaffiliated	1,825,276	(28,842,120)
Foreign currency transactions	(35,944)	(79,172)

Net realized gain (loss)	1,968,022	(171,059,186)

Net change in unrealized appreciation/depreciation on:
Investments	(7,837,012)	82,158,720
Translation of assets and liabilities in foreign currencies	15,226	10,899

Net change in unrealized appreciation/depreciation	(7,821,786)	82,169,619

Net realized and unrealized loss	(5,853,764)	(88,889,567)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,819,635)	$(75,533,266)

[a]	Net of foreign withholding tax of $435,213 and $1,003,824, respectively.

See notes to financial statements.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,402,156	$7,091,984	$1,304,488	$2,635,531
Net realized gain (loss)	(10,059,089)	(4,627,126)	(1,560,780)	2,283,397
Net change in unrealized appreciation/depreciation	(47,137,958)	26,707,134	(5,153,868)	(2,966,279)

Net increase (decrease) in net assets resulting from operations	(48,794,891)	29,171,992	(5,410,160)	1,952,649

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,558,410)	(6,599,035)	(1,203,674)	(2,866,218)

Total distributions to shareholders	(9,558,410)	(6,599,035)	(1,203,674)	(2,866,218)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,129,881	103,132,323	1,425,079	14,833
Cost of shares redeemed	(56,502,215)	—	(27,886,797)	(27,371,655)

Net increase (decrease) in net assets from capital share transactions	(24,372,334)	103,132,323	(26,461,718)	(27,356,822)

INCREASE (DECREASE) IN NET ASSETS	(82,725,635)	125,705,280	(33,075,552)	(28,270,391)

NET ASSETS
Beginning of year	387,781,966	262,076,686	80,535,942	108,806,333

End of year	$305,056,331	$387,781,966	$47,460,390	$80,535,942

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(869,727)	$350,684	$60,397	$(32,234)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	2,100,000	50,000	—
Shares redeemed	(1,400,000)	—	(900,000)	(800,000)

Net increase (decrease) in shares outstanding	(800,000)	2,100,000	(850,000)	(800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$72,742,400	$85,752,740	$4,034,129	$7,057,375
Net realized gain (loss)	(26,758,417)	134,600,214	1,968,022	3,130,740
Net change in unrealized appreciation/depreciation	(307,946,842)	(410,566,008)	(7,821,786)	4,886,959

Net increase (decrease) in net assets resulting from operations	(261,962,859)	(190,213,054)	(1,819,635)	15,075,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,738,247)	(117,002,448)	(4,962,678)	(6,432,941)

Total distributions to shareholders	(73,738,247)	(117,002,448)	(4,962,678)	(6,432,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	466,786,768	562,673,622	—	3,581,043
Cost of shares redeemed	(132,152,949)	(798,044,098)	(14,072,029)	(26,254,177)

Net increase (decrease) in net assets from capital share transactions	334,633,819	(235,370,476)	(14,072,029)	(22,673,134)

DECREASE IN NET ASSETS	(1,067,287)	(542,585,978)	(20,854,342)	(14,031,001)

NET ASSETS
Beginning of year	2,710,221,166	3,252,807,144	167,820,048	181,851,049

End of year	$2,709,153,879	$2,710,221,166	$146,965,706	$167,820,048

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$15,602,409	$16,910,877	$(3,089,643)	$(2,965,860)

SHARES ISSUED AND REDEEMED
Shares sold	11,000,000	11,700,000	—	100,000
Shares redeemed	(3,300,000)	(18,000,000)	(400,000)	(700,000)

Net increase (decrease) in shares outstanding	7,700,000	(6,300,000)	(400,000)	(600,000)

See notes to financial statements.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Latin America 40 ETF
	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,356,301	$23,763,402
Net realized loss	(171,059,186)	(37,803,403)
Net change in unrealized appreciation/depreciation	82,169,619	(159,811,087)

Net decrease in net assets resulting from operations	(75,533,266)	(173,851,088)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,792,578)	(20,145,204)

Total distributions to shareholders	(16,792,578)	(20,145,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	249,153,158	266,006,463
Cost of shares redeemed	(127,983,528)	(376,440,178)

Net increase (decrease) in net assets from capital share transactions	121,169,630	(110,433,715)

INCREASE (DECREASE) IN NET ASSETS	28,843,786	(304,430,007)

NET ASSETS
Beginning of year	646,094,055	950,524,062

End of year	$674,937,841	$646,094,055

Undistributed net investment income included in net assets at end of year	$1,926,709	$3,167,049

SHARES ISSUED AND REDEEMED
Shares sold	10,000,000	6,750,000
Shares redeemed	(5,250,000)	(10,750,000)

Net increase (decrease) in shares outstanding	4,750,000	(4,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$49.72	$45.98	$46.41	$44.67	$47.84

Income from investment operations:
Net investment income[a]	1.06	1.09	0.93	0.86	1.09
Net realized and unrealized gain (loss)[b]	(5.98)	3.71	(0.37)	1.78	(3.10)

Total from investment operations	(4.92)	4.80	0.56	2.64	(2.01)

Less distributions from:
Net investment income	(1.22)	(1.06)	(0.99)	(0.90)	(1.16)

Total distributions	(1.22)	(1.06)	(0.99)	(0.90)	(1.16)

Net asset value, end of year	$43.58	$49.72	$45.98	$46.41	$44.67

Total return	(9.93)%	10.58%	1.63%[c]	5.72%[c]	(3.92)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$305,056	$387,782	$262,077	$245,962	$201,019
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.32%	2.27%	2.04%	1.94%	2.49%
Portfolio turnover rate[d]	10%	12%	9%	11%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012 were 7%, 12%, 9%, 11% and 8%, respectively. See Note 4.

See notes to financial statements.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$32.87	$33.48	$35.65	$33.16	$35.79

Income from investment operations:
Net investment income[a]	0.67	0.92	0.85	0.98	0.99
Net realized and unrealized gain (loss)[b]	(3.32)	(0.53)	(2.04)	2.55	(2.63)

Total from investment operations	(2.65)	0.39	(1.19)	3.53	(1.64)

Less distributions from:
Net investment income	(0.56)	(1.00)	(0.98)	(1.04)	(0.99)

Total distributions	(0.56)	(1.00)	(0.98)	(1.04)	(0.99)

Net asset value, end of year	$29.66	$32.87	$33.48	$35.65	$33.16

Total return	(8.11)%	1.18%	(3.01)%[c]	10.86%[c]	(4.45)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$47,460	$80,536	$108,806	$140,834	$119,361
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.72%
Ratio of expenses to average net assets prior to waived fees	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.19%	2.66%	2.53%	2.95%	3.08%
Portfolio turnover rate[d]	12%	14%	26%	18%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 10%, 14%, 25% and 18%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$44.28	$48.19	$39.72	$37.27	$41.71

Income from investment operations:
Net investment income[a]	1.09	1.27	1.77 [b]	1.11	1.31
Net realized and unrealized gain (loss)[c]	(4.92)	(3.57)	7.81	2.53	(4.54)

Total from investment operations	(3.83)	(2.30)	9.58	3.64	(3.23)

Less distributions from:
Net investment income	(1.13)	(1.61)	(1.11)	(1.19)	(1.21)

Total distributions	(1.13)	(1.61)	(1.11)	(1.19)	(1.21)

Net asset value, end of year	$39.32	$44.28	$48.19	$39.72	$37.27

Total return	(8.94)%	(4.99)%	24.75%	10.29%	(7.80)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,709,154	$2,710,221	$3,252,807	$1,251,078	$1,036,192
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.61%	2.76%	3.97%[b]	3.00%	3.47%
Portfolio turnover rate[d]	3%	4%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$38.14	$36.37	$37.82	$31.45	$34.08

Income from investment operations:
Net investment income[a]	0.95	1.51	1.05	1.09	1.09
Net realized and unrealized gain (loss)[b]	(1.17)	1.66	(0.93)	7.28	(2.52)

Total from investment operations	(0.22)	3.17	0.12	8.37	(1.43)

Less distributions from:
Net investment income	(1.18)	(1.40)	(1.53)	(2.00)	(1.13)
Return of capital	—	—	(0.04)	—	(0.07)

Total distributions	(1.18)	(1.40)	(1.57)	(2.00)	(1.20)

Net asset value, end of year	$36.74	$38.14	$36.37	$37.82	$31.45

Total return	(0.47)%	8.80%	0.26%[c]	27.79%[c]	(3.96)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$146,966	$167,820	$181,851	$196,649	$128,955
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.60%	3.98%	2.82%	3.20%	3.47%
Portfolio turnover rate[d]	15%	8%	10%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$29.37	$36.56	$43.67	$47.68	$53.72

Income from investment operations:
Net investment income[a]	0.58	0.88	0.99	1.12	1.30
Net realized and unrealized loss[b]	(4.03)	(7.33)	(6.87)	(3.99)	(5.94)

Total from investment operations	(3.45)	(6.45)	(5.88)	(2.87)	(4.64)

Less distributions from:
Net investment income	(0.69)	(0.74)	(1.23)	(1.14)	(1.40)

Total distributions	(0.69)	(0.74)	(1.23)	(1.14)	(1.40)

Net asset value, end of year	$25.23	$29.37	$36.56	$43.67	$47.68

Total return	(11.70)%	(17.96)%	(13.36)%	(5.93)%	(8.46)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$674,938	$646,094	$950,524	$1,473,985	$2,098,089
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.50%	0.50%
Ratio of net investment income to average net assets	2.27%	2.42%	2.60%	2.59%	2.75%
Portfolio turnover rate[c]	18%	11%	18%	11%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 14%, 6%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
Latin America 40	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
Asia 50
Investments:
Assets:
Common Stocks	$303,502,963	$—	$—		$303,502,963
Money Market Funds	3,341,082	—	—		3,341,082

Total	$306,844,045	$—	$—		$306,844,045

Emerging Markets Infrastructure
Investments:
Assets:
Common Stocks	$47,281,395	$—	$—		$47,281,395
Money Market Funds	1,190,956	—	—		1,190,956

Total	$48,472,351	$—	$—		$48,472,351

Europe
Investments:
Assets:
Common Stocks	$2,670,845,340	$40,446	$2		$2,670,885,788
Preferred Stocks	21,674,314	—	—		21,674,314
Money Market Funds	17,783,239	—	—		17,783,239

Total	$2,710,302,893	$40,446	$2		$2,710,343,341

International Developed Property
Investments:
Assets:
Common Stocks	$145,738,999	$262	$2		$145,739,263
Rights	—	—	0	[a]	0	[a]
Money Market Funds	2,425,115	—	—		2,425,115

Total	$148,164,114	$262	$2		$148,164,378

Latin America 40
Investments:
Assets:
Common Stocks	$529,514,182	$—	$—		$529,514,182
Preferred Stocks	143,898,452	—	—		143,898,452
Money Market Funds	54,651,154	—	—		54,651,154

Total	$728,063,788	$—	$—		$728,063,788

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Asia 50
Goldman Sachs & Co.	$2,313,452	$2,313,452	$—
JPMorgan Clearing Corp.	332,396	332,396	—
Morgan Stanley & Co. LLC	475,878	475,878	—

	$3,121,726	$3,121,726	$—

Emerging Markets Infrastructure
Goldman Sachs & Co.	$133,919	$133,919	$—
Merrill Lynch, Pierce, Fenner & Smith	915,414	915,414	—

	$1,049,333	$1,049,333	$—

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Europe
Citigroup Global Markets Inc.	$27,557	$27,557	$—
Commerz Markets LLC	179,639	179,639	—
Goldman Sachs & Co.	5,276,359	5,276,359	—
JPMorgan Clearing Corp.	562,928	562,928	—
Merrill Lynch, Pierce, Fenner & Smith	4,008,526	4,008,526	—
Morgan Stanley & Co. LLC	50,133	50,133	—
SG Americas Securities LLC	2,131,932	2,131,932	—
UBS Securities LLC	1,624,868	1,624,868	—
Wells Fargo Securities LLC	2,541,371	2,541,371	—

	$16,403,313	$16,403,313	$—

International Developed Property
Barclays Capital Inc.	$23,615	$23,615	$—
Citigroup Global Markets Inc.	48,244	48,244	—
Credit Suisse Securities (USA) LLC	327,781	327,781	—
Deutsche Bank Securities Inc.	163,344	163,344	—
Goldman Sachs & Co.	539,844	539,844	—
HSBC Bank PLC	57,620	57,620	—
JPMorgan Clearing Corp.	24,541	24,541	—
Macquarie Capital (USA) Inc.	31,432	31,432	—
Merrill Lynch, Pierce, Fenner & Smith	9,342	9,342	—
Morgan Stanley & Co. LLC	480,885	480,885	—
Nomura Securities International Inc.	4,735	4,735	—
Scotia Capital (USA) Inc.	169,930	169,930	—
State Street Bank & Trust Company	136,484	136,484	—
UBS Securities LLC	198,029	198,029	—

	$2,215,826	$2,215,826	$—

Latin America 40
Barclays Capital Inc.	$9,246,087	$9,246,087	$—
Credit Suisse Securities (USA) LLC	14,849,800	14,849,800	—
Deutsche Bank Securities Inc.	309,942	309,942	—
HSBC Bank PLC	249,880	249,880	—
JPMorgan Clearing Corp.	16,499,218	16,499,218	—
Merrill Lynch, Pierce, Fenner & Smith	762,441	762,441	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,013	6,013	—
SG Americas Securities LLC	2,023	2,023	—
Timber Hill LLC	9,062,244	9,062,244	—
UBS Securities LLC	309,325	309,325	—

	$51,296,973	$51,296,973	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
International Developed Property	0.48

For its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.75% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2017 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $12 billion
0.5700	[a]	Over $12 billion, up to and including $21 billion
0.5415	[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to July 1, 2015, for its investment advisory services to the iShares Latin America 40 ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion
0.4287	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia 50	$10,780
Emerging Markets Infrastructure	2,609
Europe	84,320
International Developed Property	17,493
Latin America 40	110,068

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Infrastructure	$—	$532,356
Europe	2,491,489	1,886,677
International Developed Property	—	382,765
Latin America 40	—	203,577

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$35,833,499	$46,284,115
Emerging Markets Infrastructure	6,897,609	9,265,700
Europe	150,706,142	73,307,378
International Developed Property	23,289,534	25,019,110
Latin America 40	129,038,854	106,377,323

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$19,096,247	$34,196,945
Emerging Markets Infrastructure	1,213,892	24,372,379
Europe	389,432,929	128,773,191
International Developed Property	—	13,615,810
Latin America 40	200,938,681	103,746,944

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Emerging Markets Infrastructure ETF and iShares International Developed Property ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Emerging Markets Infrastructure ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Asia 50	$3,780,245	$(64,157)	$(3,716,088)
Emerging Markets Infrastructure	3,653,141	(8,183)	(3,644,958)
Europe	12,268,084	(312,621)	(11,955,463)
International Developed Property	80,226	804,766	(884,992)
Latin America 40	(39,079,269)	2,195,937	36,883,332

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Asia 50
Ordinary income	$9,558,410	$6,599,035

Emerging Markets Infrastructure
Ordinary income	$1,203,674	$2,866,218

Europe
Ordinary income	$73,738,247	$117,002,448

International Developed Property
Ordinary income	$4,962,678	$6,432,941

Latin America 40
Ordinary income	$16,792,578	$20,145,204

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Asia 50	$188,359	$(21,891,630)	$16,496,180	$(8,765,053)	$(13,972,144)
Emerging Markets Infrastructure	60,371	(20,734,319)	1,568,105	(2,650,272)	(21,756,115)
Europe	16,247,760	(231,584,181)	(587,188,447)	(20,038,453)	(822,563,321)
International Developed Property	2,737,904	(30,834,603)	(3,032,404)	(148,493)	(31,277,596)
Latin America 40	1,970,732	(532,138,704)	(450,316,724)	(43,185,392)	(1,023,670,088)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$16,411,401	$4,137,780	$114,299	$1,228,150	$21,891,630
Emerging Markets Infrastructure	20,220,427	—	7,454	506,438	20,734,319
Europe	81,826,313	47,090,987	70,049,884	32,616,997	231,584,181
International Developed Property	15,692,319	1,561,084	8,281,169	5,300,031	30,834,603
Latin America 40	306,926,462	23,841,805	201,370,437	—	532,138,704

[a]	Must be utilized prior to losses subject to expiration.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$290,374,343	$50,941,098	$(34,471,396)	$16,469,702
Emerging Markets Infrastructure	46,905,910	9,636,711	(8,070,270)	1,566,441
Europe	3,297,585,435	139,599,803	(726,841,897)	(587,242,094)
International Developed Property	151,203,332	18,233,671	(21,272,625)	(3,038,954)
Latin America 40	1,178,348,280	18,940,254	(469,224,746)	(450,284,492)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF and iShares Latin America 40 ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Asia 50	$5,284,673
Emerging Markets Infrastructure	1,159,450
Europe	96,440,147
International Developed Property	2,042,058
Latin America 40	14,526,831

For corporate shareholders, the percentage of income dividends paid by the iShares Latin America 40 ETF during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction was 0.50%.

For the fiscal year ended March 31, 2016, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$11,359,043	$1,181,112
Emerging Markets Infrastructure	1,848,611	105,624
Europe	97,371,165	8,211,801
International Developed Property	5,139,179	433,481
Latin America 40	18,975,997	1,003,820

TAX INFORMATION	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Asia 50	$1.103466	$—	$0.114403	$1.217869	91%	—%	9%		100%
Europe	1.117358	—	0.008129	1.125487	99	—	1		100
International Developed Property	1.183626	—	—	1.183626	100	—	—		100
Latin America 40	0.686427	—	0.002780	0.689207	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Asia 50 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.08%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	28	2.12
Greater than 1.0% and Less than 1.5%	80	6.07
Greater than 0.5% and Less than 1.0%	179	13.56
Between 0.5% and –0.5%	685	51.92
Less than –0.5% and Greater than –1.0%	191	14.48
Less than –1.0% and Greater than –1.5%	75	5.69
Less than –1.5% and Greater than –2.0%	33	2.50
Less than –2.0% and Greater than –2.5%	15	1.14
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0% and Greater than –3.5%	5	0.38
Less than –3.5% and Greater than –4.0%	5	0.38
Less than –4.0% and Greater than –4.5%	3	0.23
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –5.0% and Greater than –5.5%	1	0.08

	1,319	100.00%

iShares Emerging Markets Infrastructure ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	8	0.61
Greater than 0.5% and Less than 1.0%	102	7.73
Between 0.5% and –0.5%	1,006	76.27
Less than –0.5% and Greater than –1.0%	162	12.28
Less than –1.0% and Greater than –1.5%	24	1.82
Less than –1.5% and Greater than –2.0%	12	0.91
Less than –2.0% and Greater than –2.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	63

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Europe ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	8	0.61
Greater than 1.0% and Less than 1.5%	35	2.65
Greater than 0.5% and Less than 1.0%	210	15.92
Between 0.5% and –0.5%	924	70.05
Less than –0.5% and Greater than –1.0%	93	7.05
Less than –1.0% and Greater than –1.5%	26	1.97
Less than –1.5% and Greater than –2.0%	10	0.76
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5% and Greater than –3.0%	4	0.30
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,319	100.00%

iShares International Developed Property ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.08%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	9	0.68
Greater than 1.0% and Less than 1.5%	45	3.41
Greater than 0.5% and Less than 1.0%	228	17.28
Between 0.5% and –0.5%	805	61.02
Less than –0.5% and Greater than –1.0%	142	10.76
Less than –1.0% and Greater than –1.5%	48	3.64
Less than –1.5% and Greater than –2.0%	25	1.90
Less than –2.0% and Greater than –2.5%	7	0.53
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0%	1	0.08

	1,319	100.00%

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Latin America 40 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	16	1.21
Between 0.5% and –0.5%	1,275	96.66
Less than –0.5% and Greater than –1.0%	19	1.44
Less than –1.0% and Greater than –1.5%	3	0.23

	1,319	100.00%

SUPPLEMENTAL INFORMATION	65

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	67

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	69

Notes:

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-304-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets declined for the 12 months ended March 31, 2016 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -4.34% for the reporting period.

The reporting period was characterized by a continued divergence in economic growth and central bank policy between the U.S. and the rest of the world. The U.S. economy remained one of the strongest economies among developed countries, growing by 2.4% in 2015. In response, the U.S. Federal Reserve Bank (the “Fed”) raised its short-term interest rate target for the first time since June 2006. The Fed’s December 2015 rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In contrast, weaker economic growth in most other regions of the globe led many of the world’s central banks to take more aggressive actions to stimulate economic activity. For example, the European Central Bank initiated quantitative easing at the beginning of the reporting period and expanded these measures in late 2015 and early 2016. Meanwhile, the Bank of Japan supplemented its own quantitative easing program by introducing negative interest rates in early 2016.

Other factors contributed to heightened volatility in the global equity markets during the reporting period. Geopolitical turmoil in the Middle East continued to cast a shadow over global equity markets. Energy and commodity prices fell sharply during the reporting period as slowing economic growth in China — the world’s largest consumer of commodities — dampened demand.

Regionally, U.S. stocks held up the best, posting relatively flat returns for the reporting period. This performance reflected an inconsistent and uncertain economic environment. On the positive side, employment growth was fairly robust, sending the unemployment rate to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. However, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

European equity markets declined by approximately 8% for the reporting period. Economic growth in the euro zone was just 1.6% in 2015, though this represented a measure of improvement over its 1% growth rate in 2014. Ireland, Denmark, and Belgium were among the only European equity markets to post positive returns for the reporting period, while markets in Spain and Italy declined the most.

Equity markets in the Asia/Pacific region fell by approximately 10% as economic growth in the region’s major economies —including China and Japan — slowed markedly. The New Zealand stock market fared the best for the reporting period, while markets in Australia and Singapore underperformed.

Emerging markets stocks were down by about 12% for the reporting period. Emerging economies dependent on commodity exports were adversely affected by declining demand and lower commodity prices, with some falling into recession. The best-performing emerging markets included Hungary, Russia, and Turkey, while markets in Greece, Egypt, and China fell the most.

Currency fluctuations had a slightly positive impact on global equity market performance as the U.S. dollar depreciated against a number of foreign currencies during the reporting period. The U.S. Dollar Index, which measures the dollar against a basket of six major foreign currencies, declined by 4% for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.22)%	(13.71)%	(12.97)%	(13.22)%	(13.71)%	(12.97)%
5 Years	(1.51)%	(1.60)%	(1.09)%	(7.34)%	(7.76)%	(5.32)%
Since Inception	1.65%	1.69%	2.18%	10.98%	11.26%	14.75%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$970.30	$4.58	$1,000.00	$1,020.40	$4.70	0.93%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INDIA 50 ETF

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -13.22%, net of fees, while the total return for the Index was -12.97%.

As represented by the Index, large-capitalization Indian stocks experienced broad-based declines amid periods of significant volatility. Indian equities began the reporting period near all-time highs, but they fell in an environment of slowing economic growth.

India’s economy grew 7.3% year-over-year in 2015’s fourth quarter, in line with market expectations but slower than the growth experienced in the prior two quarters. Low oil prices continued to benefit India’s economy, which depends heavily on oil imports. In addition, the Reserve Bank of India made several interest-rate cuts over the reporting period to boost economic growth. However, market volatility during the latter half of the reporting period ultimately weighed on Indian equities.

Within the Index, nine of the ten sectors detracted from results. The financials sector was the largest detractor from the Index’s return for the reporting period. In particular, the banking sector performed poorly, as bad loans rose amid greater regulatory scrutiny. The industrials sector was another large detractor from Index performance, as industrial production in India declined sharply in the second half of the reporting period. Indian healthcare stocks also fell, as pricing concerns in the U.S. led to profit taking throughout the world. The consumer discretionary, materials, and information technology sectors also detracted from performance for the reporting period.

Energy was the only sector with positive performance for the reporting period. India has limited energy resources, although imported oil and gas is processed by the country’s relatively large refining industry, which advanced during the reporting period despite declining energy prices.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	29.04%
Information Technology	17.46
Consumer Discretionary	10.88
Energy	9.68
Consumer Staples	8.82
Health Care	7.41
Industrials	5.43
Materials	5.21
Utilities	3.25
Telecommunication Services	2.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Infosys Ltd.	8.65%
ITC Ltd.	6.57
Housing Development Finance Corp. Ltd.	6.24
Reliance Industries Ltd.	6.15
HDFC Bank Ltd.	4.91
ICICI Bank Ltd.	4.89
Tata Consultancy Services Ltd.	4.72
Larsen & Toubro Ltd.	3.58
Sun Pharmaceutical Industries Ltd.	3.17
Tata Motors Ltd.	2.72

TOTAL	51.60%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® INDIA 50 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

AUTO COMPONENTS — 0.70%
Bosch Ltd.	15,944	$5,003,595

		5,003,595
AUTOMOBILES — 9.36%
Bajaj Auto Ltd.	244,845	8,894,532
Hero MotoCorp. Ltd.	220,703	9,816,168
Mahindra & Mahindra Ltd.	789,936	14,440,216
Maruti Suzuki India Ltd.	206,114	11,565,476
Tata Motors Ltd.[a]	3,331,848	19,448,776
Tata Motors Ltd. Class Aa	632,219	2,752,534

		66,917,702
BANKS — 22.79%
Axis Bank Ltd.	1,974,355	13,240,371
Axis Bank Ltd. GDR[b]	173,981	5,889,257
Bank of Baroda	1,409,325	3,128,050
HDFC Bank Ltd.	2,169,840	35,093,222
HDFC Bank Ltd. ADR	305,872	18,850,891
ICICI Bank Ltd.	9,775,048	34,927,754
IndusInd Bank Ltd.	739,449	10,803,123
Kotak Mahindra Bank Ltd.	1,763,070	18,119,185
State Bank of India	5,254,623	15,411,604
Yes Bank Ltd.	564,584	7,374,202

		162,837,659
CHEMICALS — 1.45%
Asian Paints Ltd.	788,918	10,344,200

		10,344,200
CONSTRUCTION & ENGINEERING — 3.57%
Larsen & Toubro Ltd.	1,390,507	25,544,766

		25,544,766
CONSTRUCTION MATERIALS — 2.57%
ACC Ltd.	196,565	4,101,362
Ambuja Cements Ltd.	1,514,715	5,318,541
Grasim Industries Ltd.	200	11,608
Ultratech Cement Ltd.	183,912	8,965,814

		18,397,325
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.64%
Bharti Infratel Ltd.	797,306	4,598,083

		4,598,083
ELECTRIC UTILITIES — 1.60%
Power Grid Corp. of India Ltd.	3,875,237	8,138,992
Tata Power Co. Ltd.	3,378,312	3,297,718

		11,436,710

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.37%
Bharat Heavy Electricals Ltd.	1,551,505	$2,667,052

		2,667,052
GAS UTILITIES — 0.62%
GAIL India Ltd.	817,115	4,397,098

		4,397,098
HOUSEHOLD PRODUCTS — 2.25%
Hindustan Unilever Ltd.	1,223,208	16,058,876

		16,058,876
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.04%
NTPC Ltd.	3,803,343	7,399,377

		7,399,377
IT SERVICES — 17.45%
HCL Technologies Ltd.	963,890	11,848,148
Infosys Ltd.	3,358,448	61,778,608
Tata Consultancy Services Ltd.	885,953	33,713,836
Tech Mahindra Ltd.	1,063,391	7,625,812
Wipro Ltd.	1,141,609	9,725,999

		124,692,403
MACHINERY — 0.77%
Eicher Motors Ltd.	18,974	5,494,983

		5,494,983
MEDIA — 0.81%
Zee Entertainment Enterprises Ltd.	985,370	5,757,042

		5,757,042
METALS & MINING — 1.19%
Hindalco Industries Ltd.	2,203,067	2,925,559
Tata Steel Ltd.	1,149,832	5,550,374

		8,475,933
OIL, GAS & CONSUMABLE FUELS — 9.68%
Bharat Petroleum Corp. Ltd.	448,475	6,123,448
Coal India Ltd.	2,137,256	9,421,288
Oil & Natural Gas Corp. Ltd.	3,000,997	9,701,245
Reliance Industries Ltd.	2,783,082	43,920,841

		69,166,822
PHARMACEUTICALS — 7.41%
Aurobindo Pharma Ltd.	394,564	4,437,728
Cipla Ltd./India	900,489	6,960,673
Dr. Reddy’s Laboratories Ltd.	215,548	9,878,171
Lupin Ltd.	405,177	9,049,646
Sun Pharmaceutical Industries Ltd.	1,827,324	22,624,274

		52,950,492

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 6.24%
Housing Development Finance Corp. Ltd.	2,669,403	$44,561,256

		44,561,256
TOBACCO — 6.57%
ITC Ltd.	9,473,352	46,951,952

		46,951,952
TRANSPORTATION INFRASTRUCTURE — 0.71%
Adani Ports & Special Economic Zone Ltd.	1,361,184	5,090,824

		5,090,824
WIRELESS TELECOMMUNICATION SERVICES — 2.18%
Bharti Airtel Ltd.	2,327,678	12,328,997
Idea Cellular Ltd.	1,946,105	3,238,121

		15,567,118

TOTAL COMMON STOCKS
(Cost: $624,944,688)		714,311,268

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $624,944,688)		714,311,268
Other Assets, Less Liabilities — 0.03%		223,511

NET ASSETS — 100.00%		$714,534,779

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See notes to consolidated financial statements.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

iSHARES® INDIA 50 ETF

March 31, 2016

ASSETS
Investments, at cost:
Unaffiliated	$624,944,688

Total cost of investments	$624,944,688

Investments in securities, at fair value (Note 1):
Unaffiliated	$714,311,268

Total fair value of investments	714,311,268
Foreign currency, at value[a]	20,358
Cash	2,291,937
Receivables:
Investment securities sold	18,846,140
Dividends and interest	169,303

Total Assets	735,639,006

LIABILITIES
Payables:
Investment securities purchased	20,586,738
Investment advisory fees (Note 2)	517,489

Total Liabilities	21,104,227

NET ASSETS	$714,534,779

Net assets consist of:
Paid-in capital	$762,000,252
Undistributed net investment income	12,267
Accumulated net realized loss	(136,840,364)
Net unrealized appreciation	89,362,624

NET ASSETS	$714,534,779

Shares outstanding[b]	26,650,000

Net asset value per share	$26.81

[a]	Cost of foreign currency: $20,321.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statement of Operations

iSHARES® INDIA 50 ETF

Year ended March 31, 2016

NET INVESTMENT INCOME
Dividends — unaffiliated	$13,182,691
Interest — unaffiliated	3,453
Interest — affiliated (Note 2)	1,046

Total investment income	13,187,190

EXPENSES
Investment advisory fees (Note 2)	7,528,016
Mauritius income taxes (Note 1)	387,819

Total expenses	7,915,835

Net investment income	5,271,355

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(54,741,709)
In-kind redemptions — unaffiliated	849,735
Foreign currency transactions	(259,905)

Net realized loss	(54,151,879)

Net change in unrealized appreciation/depreciation on:
Investments	(84,976,567)
Translation of assets and liabilities in foreign currencies	(2,930)

Net change in unrealized appreciation/depreciation	(84,979,497)

Net realized and unrealized loss	(139,131,376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,860,021)

See notes to consolidated financial statements.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,271,355	$4,105,511
Net realized loss	(54,151,879)	(7,565,269)
Net change in unrealized appreciation/depreciation	(84,979,497)	109,281,116

Net increase (decrease) in net assets resulting from operations	(133,860,021)	105,821,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,848,986)	(3,309,822)

Total distributions to shareholders	(4,848,986)	(3,309,822)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	68,565,802	381,614,627
Cost of shares redeemed	(195,165,570)	(4,375,022)

Net increase (decrease) in net assets from capital share transactions	(126,599,768)	377,239,605

INCREASE (DECREASE) IN NET ASSETS	(265,308,775)	479,751,141

NET ASSETS
Beginning of year	979,843,554	500,092,413

End of year	$714,534,779	$979,843,554

Undistributed (distributions in excess of ) net investment income included in net assets at end of year	$12,267	$(150,197)

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	12,250,000
Shares redeemed	(7,250,000)	(150,000)

Net increase (decrease) in shares outstanding	(4,900,000)	12,100,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$31.06	$25.71	$23.93	$23.65	$29.77

Income from investment operations:
Net investment income[a]	0.18	0.18	0.18	0.12	0.12
Net realized and unrealized gain (loss)[b]	(4.27)	5.33	1.78	0.26	(6.11)

Total from investment operations	(4.09)	5.51	1.96	0.38	(5.99)

Less distributions from:
Net investment income	(0.16)	(0.16)	(0.18)	(0.10)	(0.10)
Return of capital	—	—	—	—	(0.03)

Total distributions	(0.16)	(0.16)	(0.18)	(0.10)	(0.13)

Net asset value, end of year	$26.81	$31.06	$25.71	$23.93	$23.65

Total return	(13.22)%	21.46%	8.31%	1.65%	(20.15)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$714,535	$979,844	$500,092	$440,287	$349,985
Ratio of expenses to average net assets	0.94%	0.93%	0.94%	0.93%	0.92%
Ratio of net investment income to average net assets	0.62%	0.58%	0.78%	0.50%	0.47%
Portfolio turnover rate[c]	14%	5%	21%	35%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012 were 7%, 4%, 9%, 7% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2016, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. In addition, the Subsidiary is also currently exempt from tax in Mauritius on any gains from the sale of securities.

However, on May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the DTAA. Further, the tax on capital gains arising for shares both acquired and sold during the period from April 1, 2017 to March 31, 2019 will be limited to 50% of the applicable tax rate if certain conditions regarding eligibility to claim DTAA benefits are met. Capital gains arising after March 31, 2019 will be subject to tax in India at the full statutory rate. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that more definitive authoritative guidance on the final applicability of the DTAA amendments to the Fund is available, the impact to the Fund, if any, cannot be determined. Management is continuing to assess the impact going forward.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016, were $119,613,260 and $241,736,116, respectively.

In-kind purchases and sales (see Note 4) for the year ended March 31, 2016, were $690,941 and $4,858,675, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$849,735	$(259,905)	$(589,830)

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

	2016	2015
Ordinary income	$4,848,986	$3,309,822

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
2,520	(75,110,766)	57,793,702	(30,150,929)	(47,465,473)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
75,061,077	49,689	75,110,766

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, the cost of investments for federal income tax purposes was $656,523,357. Net unrealized appreciation was $57,787,911, of which $122,578,391 represented gross unrealized appreciation on securities and $64,790,480 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of iShares India 50 ETF and its subsidiary (collectively, the “Fund”) at March 31, 2016, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® INDIA 50 ETF

The Fund hereby designates the maximum amount of $13,177,274 as qualified dividend income for individuals for the fiscal year ended March 31, 2016.

For the fiscal year ended March 31, 2016, the Fund earned foreign source income of $13,182,691 and paid foreign taxes of $387,819 which it intends to pass through to its shareholders.

TAX INFORMATION	23

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.149428	$—	$0.006606	$0.156034	96%	—%	4%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table for the Fund.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	0.23%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	20	1.52
Greater than 1.5% and Less than 2.0%	55	4.17
Greater than 1.0% and Less than 1.5%	129	9.78
Greater than 0.5% and Less than 1.0%	259	19.63
Between 0.5% and –0.5%	561	42.52
Less than –0.5% and Greater than –1.0%	154	11.68
Less than –1.0% and Greater than –1.5%	78	5.91
Less than –1.5% and Greater than –2.0%	25	1.90
Less than –2.0% and Greater than –2.5%	13	0.99
Less than –2.5% and Greater than –3.0%	8	0.61
Less than –3.0% and Greater than –3.5%	5	0.38
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares India 50 ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

SUPPLEMENTAL INFORMATION	25

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015 is USD 130.64 thousand. This figure is comprised of fixed remuneration of USD 50.81 thousand and variable remuneration of USD 79.84 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 15.53 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 3.76 thousand.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).		Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-307-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Core U.S. Growth ETF | IUSG | NYSE Arca
➢	iShares Core U.S. Value ETF | IUSV | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 12 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.34% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a decline of 26% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented equities during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized equities.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.31%	1.35%	1.34%	1.31%	1.35%	1.34%
5 Years	11.83%	11.83%	12.00%	74.89%	74.90%	76.25%
10 Years	7.90%	7.90%	8.09%	113.93%	113.98%	117.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.20	$0.36	$1,000.00	$1,024.70	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. GROWTH ETF

The iShares Core U.S. Growth ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 1.31%, net of fees, while the total return for the Index was 1.34%.

As represented by the Index, U.S. growth stocks posted a modest positive return for the reporting period.

Half of the sectors in the Index contributed to performance for the reporting period, led by the information technology sector. The gains in the information technology sector were driven in part by the outsized returns of several of the largest stocks in the sector. However, robust growth in smartphone usage, cloud computing, and online security also helped fuel the positive returns in the information technology sector.

Consumer-based stocks were also among the largest contributors to the Index’s return. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues. The consumer discretionary sector also posted a solid contribution to the Index’s return for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the healthcare sector was the largest detractor from the Index’s performance, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

The energy sector also produced negative overall returns for the reporting period as oil and gas prices declined by approximately 24% and 38%, respectively. Similarly, declining commodity prices and weak economic growth weighed on the industrials and materials sectors.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	28.12%
Consumer Discretionary	21.08
Health Care	16.09
Industrials	11.25
Consumer Staples	11.20
Financials	5.81
Materials	3.57
Telecommunication Services	2.28
Energy	0.54
Utilities	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	5.55%
Microsoft Corp.	2.24
Facebook Inc. Class A	2.18
Amazon.com Inc.	2.00
Alphabet Inc. Class A	1.94
Alphabet Inc. Class C	1.94
Verizon Communications Inc.	1.81
Coca-Cola Co. (The)	1.61
Home Depot Inc. (The)	1.53
Walt Disney Co. (The)	1.49

TOTAL	22.29%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.05)%	(2.04)%	(2.05)%	(2.05)%	(2.04)%	(2.05)%
5 Years	9.77%	9.78%	9.95%	59.41%	59.45%	60.71%
10 Years	5.44%	5.44%	5.60%	69.83%	69.91%	72.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.40	$0.36	$1,000.00	$1,024.70	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. VALUE ETF

The iShares Core U.S. Value ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -2.05%, net of fees, while the total return for the Index was -2.05%.

As represented by the Index, U.S. value stocks declined modestly for the reporting period.

Half of the sectors in the Index declined for the reporting period, including two of the Index’s largest sectors. The energy sector detracted substantially from the Index’s return as oil and gas prices fell by approximately 24% and 38%, respectively. Energy markets continued to face slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The financials sector, the largest sector weighting in the Index, was another significant detractor from the Index’s return for the reporting period. Banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks. The consumer discretionary sector also detracted from the Index’s return for the reporting period as retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the telecommunication services and utilities sectors, which tend to be more stable and less economically sensitive, were among the most significant positive contributors to the Index’s return during the reporting period. Both sectors offered relatively high dividend yields and steady revenues. Information technology stocks were also meaningful contributors to Index performance for the reporting period. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	29.30%
Energy	12.13
Information Technology	11.53
Health Care	11.09
Industrials	10.49
Utilities	7.14
Consumer Staples	7.08
Consumer Discretionary	5.65
Materials	2.89
Telecommunication Services	2.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.27%
General Electric Co.	2.80
Johnson & Johnson	2.45
Berkshire Hathaway Inc. Class B	2.31
Wells Fargo & Co.	2.11
Procter & Gamble Co. (The)	2.09
JPMorgan Chase & Co.	2.06
AT&T Inc.	1.90
Microsoft Corp.	1.81
Pfizer Inc.	1.71

TOTAL	22.51%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MICRO-CAP ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.98)%	(12.96)%	(13.05)%	(12.98)%	(12.96)%	(13.05)%
5 Years	6.50%	6.53%	6.61%	37.00%	37.18%	37.70%
10 Years	2.67%	2.68%	3.09%	30.17%	30.22%	35.58%
GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$982.30	$2.97	$1,000.00	$1,022.00	$3.03	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MICRO-CAP ETF

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -12.98%, net of fees, while the total return for the Index was -13.05%.

As represented by the Index, micro-capitalization U.S. stocks declined for the reporting period. Based on the Russell indexes, micro-capitalization stocks underperformed all other capitalization segments of the U.S. stock market for the reporting period.

Eight of the ten sectors in the Index declined for the reporting period. The healthcare sector had the most significant negative impact on Index performance, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries. The healthcare sector accounted for approximately one third of the Index’s negative performance for the reporting period.

The energy and industrials sectors were also meaningful detractors from Index performance. The energy sector continued to struggle with sharp declines in oil and gas prices as slowing demand and oversupply forced U.S. energy companies to downsize through capital spending cuts and layoffs. Industrials stocks fell as slowing global economic growth and a stronger U.S. dollar reduced demand for manufactured goods.

Another noteworthy detractor from Index performance was the consumer discretionary sector. Retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices, putting downward pressure on many consumer discretionary stocks.

The only two sectors in the Index with positive returns were telecommunication services and utilities. Both sectors tend to be less economically sensitive while offering relatively high dividend yields and steady revenues. In addition, telecommunication services stocks benefited from recent updates to their network technology, while utilities stocks achieved greater energy efficiency.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	30.37%
Health Care	18.22
Information Technology	15.37
Consumer Discretionary	13.08
Industrials	10.93
Energy	3.28
Materials	2.62
Consumer Staples	2.39
Telecommunication Services	2.22
Utilities	1.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Smith & Wesson Holding Corp.	0.44%
Inphi Corp.	0.41
Renasant Corp.	0.41
Shenandoah Telecommunications Co.	0.39
Comfort Systems USA Inc.	0.36
Affymetrix Inc.	0.33
Neenah Paper Inc.	0.33
Yadkin Financial Corp.	0.33
ServisFirst Bancshares Inc.	0.31
MaxLinear Inc. Class A	0.31

TOTAL	3.62%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.47)%	(0.47)%	(0.34)%	(0.47)%	(0.47)%	(0.34)%
5 Years	10.82%	10.83%	11.01%	67.18%	67.20%	68.60%
10 Years	6.76%	6.75%	6.90%	92.29%	92.22%	94.94%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.30	$1.04	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 ETF

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -0.47%, net of fees, while the total return for the Index was -0.34%.

As represented by the Index, the broad U.S. stock market posted a fractionally negative return for the reporting period.

Just four of the ten sectors in the Index declined for the reporting period, but they included two relatively large sectors in the Index — healthcare and financials. The biotechnology and pharmaceuticals industries dragged the healthcare sector lower as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries. In the financials sector, banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks.

The most significant detractor from Index performance, however, was the energy sector, which tumbled as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

On the positive side, the information technology sector, the largest sector weighting in the Index, contributed the most to Index performance. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector.

Several of the less economically sensitive sectors of the Index — including consumer staples, telecommunication services, and utilities — also contributed positively to the Index’s return for the reporting period. Economic uncertainty drove up stock prices in these sectors, as investors gravitated toward sectors with relatively stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	20.06%
Financials	17.22
Health Care	13.66
Consumer Discretionary	13.59
Industrials	10.88
Consumer Staples	9.20
Energy	6.16
Utilities	3.50
Materials	3.24
Telecommunication Services	2.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	2.85%
Microsoft Corp.	2.03
Exxon Mobil Corp.	1.59
Johnson & Johnson	1.36
General Electric Co.	1.36
Berkshire Hathaway Inc. Class B	1.20
Facebook Inc. Class A	1.12
AT&T Inc.	1.08
Amazon.com Inc.	1.03
Wells Fargo & Co.	1.02

TOTAL	14.64%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.18)%	(4.22)%	(4.04)%	(4.18)%	(4.22)%	(4.04)%
5 Years	10.14%	10.14%	10.30%	62.07%	62.08%	63.28%
10 Years	7.30%	7.29%	7.45%	102.21%	102.19%	105.09%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.70	$1.03	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP ETF

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -4.18%, net of fees, while the total return for the Index was -4.04%.

As represented by the Index, mid-capitalization U.S. stocks declined for the reporting period. Based on the Russell indexes, mid-capitalization stocks underperformed large-capitalization stocks but outpaced the small-capitalization segment of the U.S. equity market for the reporting period.

Eight of the ten sectors in the Index declined for the reporting period. The energy sector detracted the most from Index performance as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The healthcare and consumer discretionary sectors were also meaningful detractors from Index performance. In the healthcare sector, the biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries. Meanwhile, retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices, putting downward pressure on the consumer discretionary sector.

Another noteworthy detractor from Index performance was the information technology sector, which fell amid weakness in mid-sized Internet software and services companies.

The only two sectors in the Index with positive returns were utilities and consumer staples, both of which tend to be more stable and less economically sensitive. The utilities sector’s relatively high dividend yields and steady revenues were attractive to investors amid the uncertain economic outlook. In the consumer staples sector, the food, beverage, and tobacco industry generated solid performance, as investors gravitated toward the industry’s relatively stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	22.67%
Consumer Discretionary	16.62
Information Technology	14.21
Industrials	13.02
Health Care	9.04
Utilities	6.77
Consumer Staples	6.34
Materials	5.62
Energy	4.67
Telecommunication Services	1.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Southwest Airlines Co.	0.50%
Aon PLC	0.49
Crown Castle International Corp.	0.48
Sysco Corp.	0.46
O’Reilly Automotive Inc.	0.46
Intercontinental Exchange Inc.	0.46
McGraw Hill Financial Inc.	0.45
Intuit Inc.	0.45
Sempra Energy	0.43
PPL Corp.	0.42

TOTAL	4.60%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.91)%	(4.95)%	(4.75)%	(4.91)%	(4.95)%	(4.75)%
5 Years	9.79%	9.78%	9.99%	59.51%	59.47%	61.01%
10 Years	7.22%	7.22%	7.43%	100.85%	100.83%	104.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.40	$1.28	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -4.91%, net of fees, while the total return for the Index was -4.75%.

As represented by the Index, mid-capitalization U.S. growth stocks declined for the reporting period. Based on the Russell indexes, mid-capitalization stocks underperformed large-capitalization stocks but outpaced the small-capitalization segment of the U.S. equity market for the reporting period. Within the Russell Midcap® Index, growth stocks underperformed value stocks.

Nine of the ten sectors in the Index declined for the reporting period. The healthcare sector had the most significant negative impact on Index performance, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

The information technology and consumer discretionary sectors were also meaningful detractors from Index performance. Internet software and services companies detracted the most in the information technology sector as investors grew concerned about slowing user growth and its impact on profitability. In the consumer discretionary sector, consumer durables manufacturers and consumer services providers led the decline.

Falling commodity prices put downward pressure on the energy and materials sectors of the Index. An economic slowdown in China — the world’s largest consumer of commodities — dampened demand for energy and other commodities, resulting in lower prices.

The only sector in the Index to post a positive return for the reporting period was the consumer staples sector, which tends to be relatively stable and less economically sensitive. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Consumer Discretionary	25.12%
Information Technology	19.04
Industrials	16.40
Health Care	12.52
Financials	12.15
Consumer Staples	8.32
Materials	5.11
Energy	0.85
Telecommunication Services	0.38
Utilities	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Southwest Airlines Co.	1.01%
Aon PLC	1.00
Crown Castle International Corp.	0.98
O’Reilly Automotive Inc.	0.94
McGraw Hill Financial Inc.	0.92
Intuit Inc.	0.90
AutoZone Inc.	0.84
Constellation Brands Inc. Class A	0.84
Dollar General Corp.	0.83
Ross Stores Inc.	0.81

TOTAL	9.07%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.56)%	(3.58)%	(3.39)%	(3.56)%	(3.58)%	(3.39)%
5 Years	10.29%	10.29%	10.52%	63.20%	63.16%	64.86%
10 Years	7.06%	7.05%	7.23%	97.75%	97.68%	100.98%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.80	$1.29	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 20 for more information.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -3.56%, net of fees, while the total return for the Index was -3.39%.

As represented by the Index, mid-capitalization U.S. value stocks declined for the reporting period. Based on the Russell indexes, mid-capitalization stocks underperformed large-capitalization stocks but outpaced the small-capitalization segment of the U.S. equity market for the reporting period. Within the Russell Midcap Index, value stocks outperformed growth stocks.

Seven of the ten sectors in the Index declined for the reporting period. The energy sector detracted the most from Index performance as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The financials and consumer discretionary sectors were also meaningful detractors from Index performance. In the financials sector, banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks. Meanwhile, retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices, putting downward pressure on specialty and multiline retailers in the consumer discretionary sector.

The three sectors in the Index with positive returns were utilities, consumer staples, and information technology. The utilities and consumer staples sectors tend to be more stable and less economically sensitive, which were attractive characteristics in an environment of economic uncertainty. Utilities stocks also benefited from their relatively high dividend yields. Strong results among semiconductor manufacturers paced the advance in the information technology sector.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	32.87%
Utilities	13.23
Industrials	9.71
Information Technology	9.51
Energy	8.43
Consumer Discretionary	8.36
Materials	6.13
Health Care	5.64
Consumer Staples	4.43
Telecommunication Services	1.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Sempra Energy	0.85%
PPL Corp.	0.84
AvalonBay Communities Inc.	0.83
Synchrony Financial	0.79
Public Service Enterprise Group Inc.	0.79
Edison International	0.77
Boston Scientific Corp.	0.77
Prologis Inc.	0.76
Pioneer Natural Resources Co.	0.75
Consolidated Edison Inc.	0.74

TOTAL	7.89%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	49,918	$6,336,591	0.73%
Honeywell International Inc.	59,900	6,711,795	0.77
Other securities[a]		9,805,960	1.14

		22,854,346	2.64
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	53,760	5,670,067	0.65
Other securities[a]		3,197,998	0.37

		8,868,065	1.02
AIRLINES
Other securities[a]		10,691,187	1.23

		10,691,187	1.23
AUTO COMPONENTS
Other securities[a]		4,581,072	0.53

		4,581,072	0.53
AUTOMOBILES
Other securities[a]		2,389,822	0.28

		2,389,822	0.28
BANKS
Other securities[a]		1,498,565	0.17

		1,498,565	0.17
BEVERAGES
Coca-Cola Co. (The)	300,443	13,937,551	1.61
PepsiCo Inc.	113,096	11,590,078	1.34
Other securities[a]		6,916,262	0.79

		32,443,891	3.74
BIOTECHNOLOGY
AbbVie Inc.	126,837	7,244,929	0.84
Amgen Inc.	58,259	8,734,772	1.01
Biogen Inc.[b]	17,083	4,447,047	0.51
Celgene Corp.[b]	60,778	6,083,270	0.70
Gilead Sciences Inc.	104,744	9,621,784	1.11
Other securities[a]		17,218,960	1.98

		53,350,762	6.15
BUILDING PRODUCTS
Other securities[a]		3,546,936	0.41

		3,546,936	0.41
CAPITAL MARKETS
BlackRock Inc.[c]	3,073	1,046,572	0.12

Security	Shares	Value	% of Net Assets
Other securities[a]		$8,819,663	1.02%

		9,866,235	1.14
CHEMICALS
Other securities[a]		24,446,287	2.82

		24,446,287	2.82
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		5,326,467	0.61

		5,326,467	0.61
COMMUNICATIONS EQUIPMENT
Other securities[a]		4,385,739	0.51

		4,385,739	0.51
CONSTRUCTION & ENGINEERING
Other securities[a]		455,826	0.05

		455,826	0.05
CONSTRUCTION MATERIALS
Other securities[a]		744,206	0.09

		744,206	0.09
CONSUMER FINANCE
Other securities[a]		1,378,187	0.16

		1,378,187	0.16
CONTAINERS & PACKAGING
Other securities[a]		4,702,614	0.54

		4,702,614	0.54
DISTRIBUTORS
Other securities[a]		2,197,164	0.25

		2,197,164	0.25
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,850,328	0.21

		1,850,328	0.21
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		7,494,158	0.86

		7,494,158	0.86
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	289,988	15,682,551	1.81
Other securities[a]		4,008,923	0.46

		19,691,474	2.27
ELECTRIC UTILITIES
Other securities[a]		202,027	0.02

		202,027	0.02

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$5,577,192	0.64%

		5,577,192	0.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		4,843,530	0.56

		4,843,530	0.56
ENERGY EQUIPMENT & SERVICES
Other securities[a]		1,374,996	0.16

		1,374,996	0.16
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	33,716	5,312,967	0.61
CVS Health Corp.	80,146	8,313,545	0.96
Other securities[a]		6,566,530	0.76

		20,193,042	2.33
FOOD PRODUCTS
Kraft Heinz Co. (The)	45,366	3,563,953	0.41
Other securities[a]		11,109,173	1.28

		14,673,126	1.69
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		18,656,663	2.15

		18,656,663	2.15
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	69,292	8,931,739	1.03
Other securities[a]		21,507,966	2.48

		30,439,705	3.51
HEALTH CARE TECHNOLOGY
Other securities[a]		2,681,528	0.31

		2,681,528	0.31
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	67,684	8,506,525	0.98
Starbucks Corp.	114,978	6,864,187	0.79
Other securities[a]		16,102,501	1.86

		31,473,213	3.63
HOUSEHOLD DURABLES
Other securities[a]		5,496,816	0.63

		5,496,816	0.63
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	60,795	4,295,167	0.50
Other securities[a]		5,287,161	0.61

		9,582,328	1.11

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$102,866	0.01%

		102,866	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	48,606	8,099,218	0.93
Other securities[a]		1,496,101	0.18

		9,595,319	1.11
INSURANCE
Other securities[a]		4,541,874	0.52

		4,541,874	0.52
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	29,205	17,337,256	2.00
Netflix Inc.[b,d]	32,524	3,324,929	0.38
Priceline Group Inc. (The)[b]	3,973	5,121,038	0.59
Other securities[a]		2,877,385	0.34

		28,660,608	3.31
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	22,087	16,850,172	1.94
Alphabet Inc. Class Cb	22,538	16,789,683	1.94
Facebook Inc. Class Ab	165,802	18,918,008	2.18
Other securities[a]		9,163,587	1.06

		61,721,450	7.12
IT SERVICES
Accenture PLC Class A	48,135	5,554,779	0.64
International Business Machines Corp.	38,619	5,848,848	0.67
MasterCard Inc. Class A	76,600	7,238,700	0.83
PayPal Holdings Inc.[b]	93,104	3,593,814	0.41
Visa Inc. Class Ad	149,980	11,470,470	1.32
Other securities[a]		19,694,634	2.29

		53,401,245	6.16
LEISURE PRODUCTS
Other securities[a]		1,625,489	0.19

		1,625,489	0.19
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		6,587,153	0.76

		6,587,153	0.76
MACHINERY
Other securities[a]		13,200,220	1.52

		13,200,220	1.52

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$120,108	0.01%

		120,108	0.01
MEDIA
Comcast Corp. Class A	173,256	10,582,476	1.22
Time Warner Cable Inc.	21,664	4,432,888	0.51
Walt Disney Co. (The)	130,006	12,910,896	1.49
Other securities[a]		16,166,793	1.86

		44,093,053	5.08
METALS & MINING
Other securities[a]		516,325	0.06

		516,325	0.06
MULTI-UTILITIES
Other securities[a]		171,499	0.02

		171,499	0.02
MULTILINE RETAIL
Other securities[a]		5,195,491	0.60

		5,195,491	0.60
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		3,336,639	0.39

		3,336,639	0.39
PAPER & FOREST PRODUCTS
Other securities[a]		486,004	0.06

		486,004	0.06
PERSONAL PRODUCTS
Other securities[a]		2,144,428	0.25

		2,144,428	0.25
PHARMACEUTICALS
Allergan PLC[b]	13,595	3,643,868	0.42
Bristol-Myers Squibb Co.	127,731	8,159,456	0.94
Eli Lilly & Co.	74,982	5,399,454	0.62
Other securities[a]		10,432,238	1.21

		27,635,016	3.19
PROFESSIONAL SERVICES
Other securities[a]		5,301,013	0.61

		5,301,013	0.61
REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	32,427	3,319,552	0.38
Simon Property Group Inc.	23,854	4,954,237	0.57
Other securities[a]		15,637,410	1.81

		23,911,199	2.76

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$1,279,917	0.15%

		1,279,917	0.15
ROAD & RAIL
Union Pacific Corp.	67,097	5,337,566	0.62
Other securities[a]		2,876,442	0.33

		8,214,008	0.95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	79,727	4,577,924	0.53
Other securities[a]		15,863,548	1.83

		20,441,472	2.36
SOFTWARE
Adobe Systems Inc.[b]	38,341	3,596,386	0.41
Microsoft Corp.	351,427	19,409,313	2.24
Oracle Corp.	145,676	5,959,605	0.69
salesforce.com inc.[b]	50,275	3,711,803	0.43
Other securities[a]		16,871,827	1.94

		49,548,934	5.71
SPECIALTY RETAIL
Home Depot Inc. (The)	99,527	13,279,888	1.53
Lowe’s Companies Inc.	72,929	5,524,372	0.64
TJX Companies Inc. (The)	52,142	4,085,326	0.47
Other securities[a]		18,508,984	2.13

		41,398,570	4.77
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	441,376	48,105,570	5.55
Other securities[a]		1,189,112	0.13

		49,294,682	5.68
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	103,915	6,387,655	0.74
Other securities[a]		7,256,760	0.83

		13,644,415	1.57
THRIFTS & MORTGAGE FINANCE
Other securities[a]		385,033	0.04

		385,033	0.04
TOBACCO
Altria Group Inc.	141,794	8,884,812	1.02
Philip Morris International Inc.	59,117	5,799,969	0.67
Other securities[a]		3,331,054	0.39

		18,015,835	2.08

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$3,680,444	0.42%

		3,680,444	0.42
WATER UTILITIES
Other securities[a]		12,523	—

		12,523	—
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		94,613	0.01

		94,613	0.01

TOTAL COMMON STOCKS
(Cost: $891,393,778)		866,314,942	99.89

RIGHTS

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		446	—

		446	—

TOTAL RIGHTS
(Cost: $0)		446	—

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,e,f]	37,701,739	$37,701,739	4.34%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,e,f]	1,914,998	1,914,998	0.22
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,e]	849,649	849,649	0.10

		40,466,386	4.66

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,466,386)		40,466,386	4.66

TOTAL INVESTMENTS IN SECURITIES
(Cost: $931,860,164)		906,781,774	104.55
Other Assets, Less Liabilities		(39,498,636)	(4.55)

NET ASSETS		$867,283,138	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	2	Jun. 2016	ICE Markets Equity	$221,920	$8,234
S&P 500 E-Mini	6	Jun. 2016	Chicago Mercantile	615,450	21,539

Net unrealized appreciation					$29,773

See notes to financial statements.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Raytheon Co.	20,594	$2,525,442	0.35%
United Technologies Corp.	51,211	5,126,221	0.71
Other securities[a]		7,469,280	1.04

		15,120,943	2.10
AIR FREIGHT & LOGISTICS
Other securities[a]		2,038,567	0.28

		2,038,567	0.28
AIRLINES
Other securities[a]		501,507	0.07

		501,507	0.07
AUTO COMPONENTS
Other securities[a]		2,688,975	0.37

		2,688,975	0.37
AUTOMOBILES
Ford Motor Co.	263,289	3,554,401	0.49
General Motors Co.	108,379	3,406,352	0.47
Other securities[a]		301,521	0.05

		7,262,274	1.01
BANKS
Bank of America Corp.	708,086	9,573,323	1.33
Citigroup Inc.	204,574	8,540,965	1.19
JPMorgan Chase & Co.	250,207	14,817,259	2.06
PNC Financial Services Group Inc. (The)[b]	34,932	2,954,199	0.41
U.S. Bancorp.	112,957	4,584,925	0.64
Wells Fargo & Co.	314,106	15,190,166	2.11
Other securities[a]		21,908,212	3.03

		77,569,049	10.77
BEVERAGES
Other securities[a]		1,100,879	0.15

		1,100,879	0.15
BIOTECHNOLOGY
Other securities[a]		907,365	0.13

		907,365	0.13
BUILDING PRODUCTS
Other securities[a]		1,165,916	0.16

		1,165,916	0.16

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	5,782	$1,969,176	0.27%
Goldman Sachs Group Inc. (The)	29,131	4,572,984	0.63
Morgan Stanley	103,445	2,587,159	0.36
Other securities[a]		9,573,039	1.34

		18,702,358	2.60
CHEMICALS
Dow Chemical Co. (The)	65,559	3,334,331	0.46
Other securities[a]		7,387,524	1.03

		10,721,855	1.49
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		5,423,197	0.75

		5,423,197	0.75
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	342,907	9,762,562	1.35
Other securities[a]		2,736,539	0.38

		12,499,101	1.73
CONSTRUCTION & ENGINEERING
Other securities[a]		2,534,495	0.35

		2,534,495	0.35
CONSTRUCTION MATERIALS
Other securities[a]		1,454,304	0.20

		1,454,304	0.20
CONSUMER FINANCE
American Express Co.	44,507	2,732,730	0.38
Other securities[a]		6,751,693	0.94

		9,484,423	1.32
CONTAINERS & PACKAGING
Other securities[a]		2,357,335	0.33

		2,357,335	0.33
DISTRIBUTORS
Other securities[a]		149,964	0.02

		149,964	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		621,362	0.09

		621,362	0.09
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	117,243	16,634,437	2.31
Other securities[a]		4,672,964	0.65

		21,307,401	2.96

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	350,089	$13,712,986	1.90%
Other securities[a]		4,523,951	0.63

		18,236,937	2.53
ELECTRIC UTILITIES
Duke Energy Corp.	46,632	3,762,270	0.52
NextEra Energy Inc.	29,949	3,544,165	0.49
Southern Co. (The)	61,249	3,168,411	0.44
Other securities[a]		18,267,505	2.54

		28,742,351	3.99
ELECTRICAL EQUIPMENT
Other securities[a]		3,616,030	0.50

		3,616,030	0.50
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		6,031,517	0.84

		6,031,517	0.84
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	75,255	5,550,056	0.77
Other securities[a]		8,398,850	1.17

		13,948,906	1.94
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	106,503	7,294,391	1.01
Walgreens Boots Alliance Inc.	49,218	4,146,124	0.58
Other securities[a]		2,500,507	0.34

		13,941,022	1.93
FOOD PRODUCTS
Mondelez International Inc. Class A	109,682	4,400,442	0.61
Other securities[a]		8,259,436	1.15

		12,659,878	1.76
GAS UTILITIES
Other securities[a]		3,754,171	0.52

		3,754,171	0.52
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	100,387	4,199,188	0.58
Medtronic PLC	96,085	7,206,375	1.00
Other securities[a]		6,966,009	0.97

		18,371,572	2.55
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		11,020,054	1.53

		11,020,054	1.53

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$118,793	0.02%

		118,793	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		4,601,183	0.64

		4,601,183	0.64
HOUSEHOLD DURABLES
Other securities[a]		4,332,973	0.60

		4,332,973	0.60
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	182,914	15,055,651	2.09
Other securities[a]		1,724,030	0.24

		16,779,681	2.33
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,656,847	0.23

		1,656,847	0.23
INDUSTRIAL CONGLOMERATES
Danaher Corp.	32,454	3,078,586	0.43
General Electric Co.	634,061	20,156,799	2.80
Other securities[a]		1,146,912	0.15

		24,382,297	3.38
INSURANCE
American International Group Inc.	77,558	4,192,010	0.58
Chubb Ltd.	31,348	3,735,114	0.52
MetLife Inc.	63,195	2,776,788	0.39
Other securities[a]		27,378,449	3.79

		38,082,361	5.28
INTERNET & CATALOG RETAIL
Other securities[a]		738,848	0.10

		738,848	0.10
INTERNET SOFTWARE & SERVICES
Other securities[a]		2,671,354	0.37

		2,671,354	0.37
IT SERVICES
International Business Machines Corp.	27,248	4,126,710	0.57
Other securities[a]		4,624,053	0.64

		8,750,763	1.21

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$1,260,217	0.17%

		1,260,217	0.17
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		4,572,938	0.63

		4,572,938	0.63
MACHINERY
Caterpillar Inc.	33,649	2,575,495	0.36
Other securities[a]		10,123,971	1.40

		12,699,466	1.76
MARINE
Other securities[a]		268,899	0.04

		268,899	0.04
MEDIA
Other securities[a]		9,056,738	1.26

		9,056,738	1.26
METALS & MINING
Other securities[a]		5,920,668	0.82

		5,920,668	0.82
MULTI-UTILITIES
Dominion Resources Inc./VA	38,034	2,857,114	0.40
Other securities[a]		12,776,892	1.77

		15,634,006	2.17
MULTILINE RETAIL
Target Corp.	37,152	3,056,867	0.42
Other securities[a]		1,250,870	0.18

		4,307,737	0.60
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	126,786	12,095,384	1.68
ConocoPhillips	83,142	3,348,128	0.46
Exxon Mobil Corp.	281,891	23,563,269	3.27
Occidental Petroleum Corp.	51,796	3,544,400	0.49
Phillips 66	36,525	3,162,700	0.44
Other securities[a]		27,541,317	3.83

		73,255,198	10.17
PAPER & FOREST PRODUCTS
Other securities[a]		337,710	0.05

		337,710	0.05
PERSONAL PRODUCTS
Other securities[a]		718,268	0.10

		718,268	0.10

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Allergan PLC[c]	14,502	$3,886,971	0.54%
Johnson & Johnson	162,844	17,619,721	2.45
Merck & Co. Inc.	168,772	8,929,727	1.24
Pfizer Inc.	415,163	12,305,431	1.71
Other securities[a]		2,010,807	0.27

		44,752,657	6.21
PROFESSIONAL SERVICES
Other securities[a]		1,636,253	0.23

		1,636,253	0.23
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	2,669	36,405	0.01
Other securities[a]		42,116,129	5.84

		42,152,534	5.85
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		857,947	0.12

		857,947	0.12
ROAD & RAIL
Other securities[a]		4,269,749	0.59

		4,269,749	0.59
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	297,466	9,623,025	1.34
QUALCOMM Inc.	85,948	4,395,381	0.61
Other securities[a]		8,158,017	1.13

		22,176,423	3.08
SOFTWARE
Microsoft Corp.	236,165	13,043,393	1.81
Oracle Corp.	85,462	3,496,250	0.49
Other securities[a]		4,802,983	0.66

		21,342,626	2.96
SPECIALTY RETAIL
Other securities[a]		3,777,325	0.52

		3,777,325	0.52
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	120,222	3,203,916	0.44
Other securities[a]		6,226,613	0.87

		9,430,529	1.31
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		1,811,480	0.25

		1,811,480	0.25

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	726	$8,538	0.00%
Other securities[a]		2,478,449	0.35

		2,486,987	0.35
TOBACCO
Philip Morris International Inc.	52,437	5,144,594	0.71
Other securities[a]		575,438	0.08

		5,720,032	0.79
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		1,420,535	0.20

		1,420,535	0.20
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		371,058	0.05

		371,058	0.05
WATER UTILITIES
Other securities[a]		1,568,989	0.22

		1,568,989	0.22
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,166,709	0.16

		1,166,709	0.16

TOTAL COMMON STOCKS
(Cost: $767,460,165)		719,022,486	99.79

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	16,880,958	$16,880,958	2.34%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,d,e]	857,440	857,440	0.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	1,094,262	1,094,262	0.15

		18,832,660	2.61

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,832,660)		18,832,660	2.61

TOTAL INVESTMENTS IN SECURITIES
(Cost: $786,292,825)		737,855,146	102.40
Other Assets, Less Liabilities		(17,314,140)	(2.40)

NET ASSETS		$720,541,006	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	11	Jun. 2016	Chicago Mercantile	$1,128,325	$39,488
S&P MidCap 400 E-Mini	2	Jun. 2016	Chicago Mercantile	288,240	13,435

Net unrealized appreciation					$52,923

See notes to financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$5,735,994	0.83%

		5,735,994	0.83
AIR FREIGHT & LOGISTICS
Air Transport Services Group Inc.[b,c]	112,904	1,736,463	0.25
Echo Global Logistics Inc.[b]	63,574	1,726,670	0.25
Other securities[a]		1,013,514	0.15

		4,476,647	0.65
AUTO COMPONENTS
Other securities[a]		7,217,335	1.04

		7,217,335	1.04
AUTOMOBILES
Other securities[a]		1,246,604	0.18

		1,246,604	0.18
BANKS
Ameris Bancorp.	69,336	2,050,959	0.30
Banc of California Inc.	94,656	1,656,480	0.24
Banner Corp.	44,917	1,888,311	0.27
Berkshire Hills Bancorp. Inc.	65,702	1,766,727	0.25
First Merchants Corp.	87,209	2,055,516	0.30
Lakeland Financial Corp.	36,824	1,685,803	0.24
Renasant Corp.	86,717	2,853,856	0.41
ServisFirst Bancshares Inc.	49,063	2,178,397	0.31
Tompkins Financial Corp.	32,338	2,069,632	0.30
TowneBank/Portsmouth VA	98,240	1,885,226	0.27
Yadkin Financial Corp.	95,777	2,267,042	0.33
Other securities[a]		86,833,259	12.52

		109,191,208	15.74
BEVERAGES
Other securities[a]		1,448,226	0.21

		1,448,226	0.21
BIOTECHNOLOGY
Exelixis Inc.[b,c]	476,647	1,906,588	0.27

Security	Shares	Value	% of Net Assets
Five Prime Therapeutics Inc.[b,c]	47,865	$1,944,755	0.28%
Other securities[a]		45,991,182	6.64

		49,842,525	7.19
BUILDING PRODUCTS
American Woodmark Corp.[b]	28,028	2,090,609	0.30
Gibraltar Industries Inc.[b]	65,636	1,877,190	0.27
Other securities[a]		4,754,031	0.69

		8,721,830	1.26
CAPITAL MARKETS
Other securities[a]		7,721,729	1.11

		7,721,729	1.11
CHEMICALS
Other securities[a]		7,822,216	1.13

		7,822,216	1.13
COMMERCIAL SERVICES & SUPPLIES
Team Inc.[b,c]	61,301	1,862,324	0.27
Other securities[a]		8,147,330	1.17

		10,009,654	1.44
COMMUNICATIONS EQUIPMENT
Other securities[a]		12,287,625	1.77

		12,287,625	1.77
CONSTRUCTION & ENGINEERING
Comfort Systems USA Inc.	78,846	2,504,937	0.36
Other securities[a]		4,983,734	0.72

		7,488,671	1.08
CONSTRUCTION MATERIALS
U.S. Concrete Inc.[b,c]	31,243	1,861,458	0.27
Other securities[a]		266,744	0.04

		2,128,202	0.31
CONSUMER FINANCE
Other securities[a]		1,828,612	0.26

		1,828,612	0.26
CONTAINERS & PACKAGING
Other securities[a]		1,560,039	0.22

		1,560,039	0.22
DISTRIBUTORS
Other securities[a]		746,217	0.11

		746,217	0.11

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		$7,425,524	1.07%

		7,425,524	1.07
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		2,679,993	0.39

		2,679,993	0.39
DIVERSIFIED TELECOMMUNICATION SERVICES
8x8 Inc.[b,c]	197,774	1,989,606	0.29
Other securities[a]		8,359,085	1.20

		10,348,691	1.49
ELECTRIC UTILITIES
Other securities[a]		327,632	0.05

		327,632	0.05
ELECTRICAL EQUIPMENT
Other securities[a]		5,719,520	0.82

		5,719,520	0.82
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		16,375,466	2.36

		16,375,466	2.36
ENERGY EQUIPMENT & SERVICES
Other securities[a]		8,255,032	1.19

		8,255,032	1.19
FOOD & STAPLES RETAILING
Other securities[a]		1,616,014	0.23

		1,616,014	0.23
FOOD PRODUCTS
Calavo Growers Inc.	31,595	1,802,811	0.26
Other securities[a]		5,551,643	0.80

		7,354,454	1.06
GAS UTILITIES
Chesapeake Utilities Corp.	32,020	2,016,299	0.29
Other securities[a]		716,073	0.10

		2,732,372	0.39
HEALTH CARE EQUIPMENT & SUPPLIES
Cynosure Inc. Class Ab	46,962	2,071,963	0.30
Merit Medical Systems Inc.[b]	102,726	1,899,404	0.27
Orthofix International NVb	39,769	1,651,209	0.24

Security	Shares	Value	% of Net Assets
Other securities[a]		$22,639,092	3.26%

		28,261,668	4.07
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		15,501,544	2.23

		15,501,544	2.23
HEALTH CARE TECHNOLOGY
Other securities[a]		3,951,719	0.57

		3,951,719	0.57
HOTELS, RESTAURANTS & LEISURE
Denny’s Corp.[b,c]	178,066	1,844,764	0.27
Other securities[a]		15,902,625	2.29

		17,747,389	2.56
HOUSEHOLD DURABLES
Cavco Industries Inc.[b]	18,648	1,742,842	0.25
Universal Electronics Inc.[b]	30,824	1,910,780	0.28
Other securities[a]		11,515,000	1.66

		15,168,622	2.19
HOUSEHOLD PRODUCTS
Other securities[a]		2,493,400	0.36

		2,493,400	0.36
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		630,973	0.09

		630,973	0.09
INSURANCE
AMERISAFE Inc.	40,383	2,121,723	0.31
Stewart Information Services Corp.	52,886	1,918,704	0.28
Other securities[a]		11,564,210	1.66

		15,604,637	2.25
INTERNET & CATALOG RETAIL
Other securities[a]		5,473,643	0.79

		5,473,643	0.79
INTERNET SOFTWARE & SERVICES
Other securities[a]		20,445,005	2.95

		20,445,005	2.95
IT SERVICES
Perficient Inc.[b]	76,511	1,661,819	0.24
Other securities[a]		8,421,269	1.21

		10,083,088	1.45

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Smith & Wesson Holding Corp.[b,c]	115,565	$3,076,340	0.44%
Other securities[a]		4,147,814	0.60

		7,224,154	1.04
LIFE SCIENCES TOOLS & SERVICES
Affymetrix Inc.[b]	164,874	2,309,885	0.33
Other securities[a]		4,900,333	0.71

		7,210,218	1.04
MACHINERY
Federal Signal Corp.	131,629	1,745,401	0.25
Other securities[a]		14,703,269	2.12

		16,448,670	2.37
MARINE
Other securities[a]		738,264	0.11

		738,264	0.11
MEDIA
New Media Investment Group Inc.	103,560	1,723,238	0.25
Other securities[a]		7,883,018	1.14

		9,606,256	1.39
METALS & MINING
Other securities[a]		4,303,185	0.62

		4,303,185	0.62
MULTI-UTILITIES
Other securities[a]		1,284,218	0.19

		1,284,218	0.19
MULTILINE RETAIL
Other securities[a]		2,023,832	0.29

		2,023,832	0.29
OIL, GAS & CONSUMABLE FUELS
Callon Petroleum Co.[b]	206,944	1,831,454	0.26
Other securities[a]		12,659,645	1.83

		14,491,099	2.09
PAPER & FOREST PRODUCTS
Neenah Paper Inc.	36,084	2,297,107	0.33

		2,297,107	0.33
PERSONAL PRODUCTS
Other securities[a]		3,243,159	0.47

		3,243,159	0.47

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$21,382,534	3.08%

		21,382,534	3.08
PROFESSIONAL SERVICES
Other securities[a]		9,255,861	1.33

		9,255,861	1.33
REAL ESTATE INVESTMENT TRUSTS (REITS)
Agree Realty Corp.	43,939	1,690,333	0.24
Apollo Commercial Real Estate Finance Inc.	122,200	1,991,860	0.29
Rexford Industrial Realty Inc.[c]	118,522	2,152,360	0.31
Terreno Realty Corp.[c]	92,106	2,159,886	0.31
Universal Health Realty Income Trust[c]	28,826	1,621,462	0.23
Other securities[a]		30,698,926	4.43

		40,314,827	5.81
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		3,960,217	0.57

		3,960,217	0.57
ROAD & RAIL
Other securities[a]		2,917,375	0.42

		2,917,375	0.42
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Inphi Corp.[b,c]	85,682	2,856,638	0.41
MaxLinear Inc. Class Ab	117,163	2,167,516	0.31
Other securities[a]		18,116,555	2.62

		23,140,709	3.34
SOFTWARE
Callidus Software Inc.[b,c]	117,197	1,954,846	0.28
Gigamon Inc.[b,c]	58,697	1,820,781	0.26
Other securities[a]		16,608,562	2.40

		20,384,189	2.94
SPECIALTY RETAIL
Other securities[a]		10,634,093	1.53

		10,634,093	1.53
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		3,710,908	0.54

		3,710,908	0.54

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$6,075,033	0.88%

		6,075,033	0.88
THRIFTS & MORTGAGE FINANCE
Meridian Bancorp. Inc.	120,949	1,683,610	0.24
WSFS Financial Corp.	66,289	2,155,718	0.31
Other securities[a]		25,146,319	3.63

		28,985,647	4.18
TOBACCO
Other securities[a]		426,003	0.06

		426,003	0.06
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		4,189,284	0.60

		4,189,284	0.60
WATER UTILITIES
Other securities[a]		5,533,458	0.80

		5,533,458	0.80
WIRELESS TELECOMMUNICATION SERVICES
Shenandoah Telecommunications Co.	102,044	2,729,677	0.39
Other securities[a]		2,329,891	0.34

		5,059,568	0.73

TOTAL COMMON STOCKS
(Cost: $825,975,371)		692,509,588	99.84

RIGHTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		8,306	—

		8,306	—

TOTAL RIGHTS
(Cost: $0)		8,306	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	141,275,635	$141,275,635	20.37%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	7,175,863	7,175,863	1.03
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	472,717	472,717	0.07

		148,924,215	21.47

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,924,215)		148,924,215	21.47

TOTAL INVESTMENTS IN SECURITIES
(Cost: $974,899,586)		841,442,109	121.31
Other Assets, Less Liabilities		(147,808,640)	(21.31)

NET ASSETS		$693,633,469	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	8	Jun. 2016	ICE Markets Equity	$887,680	$32,094

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	177,702	$22,557,492	0.38%
Honeywell International Inc.	213,639	23,938,250	0.40
United Technologies Corp.	228,597	22,882,560	0.38
Other securities[a]		73,388,423	1.21

		142,766,725	2.37
AIR FREIGHT & LOGISTICS
Other securities[a]		39,908,027	0.66

		39,908,027	0.66
AIRLINES
Other securities[a]		40,076,411	0.67

		40,076,411	0.67
AUTO COMPONENTS
Other securities[a]		27,546,319	0.46

		27,546,319	0.46
AUTOMOBILES
Other securities[a]		37,946,876	0.63

		37,946,876	0.63
BANKS
Bank of America Corp.	2,869,974	38,802,048	0.65
Citigroup Inc.	829,170	34,617,847	0.58
JPMorgan Chase & Co.	1,014,106	60,055,357	1.00
PNC Financial Services Group Inc. (The)[b]	141,607	11,975,704	0.20
Wells Fargo & Co.	1,273,093	61,566,777	1.02
Other securities[a]		112,549,616	1.86

		319,567,349	5.31
BEVERAGES
Coca-Cola Co. (The)	1,071,554	49,709,390	0.83
PepsiCo Inc.	403,367	41,337,050	0.69
Other securities[a]		29,107,159	0.48

		120,153,599	2.00
BIOTECHNOLOGY
AbbVie Inc.	452,376	25,839,717	0.43
Amgen Inc.	207,785	31,153,205	0.52
Celgene Corp.[c]	216,770	21,696,509	0.36
Gilead Sciences Inc.	373,836	34,340,575	0.57
Other securities[a]		80,782,893	1.34

		193,812,899	3.22

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$17,359,230	0.29%

		17,359,230	0.29
CAPITAL MARKETS
BlackRock Inc.[b]	34,389	11,711,862	0.19
Other securities[a]		99,461,753	1.66

		111,173,615	1.85
CHEMICALS
Other securities[a]		130,600,044	2.17

		130,600,044	2.17
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		41,167,068	0.68

		41,167,068	0.68
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,389,849	39,569,001	0.66
Other securities[a]		26,637,565	0.44

		66,206,566	1.10
CONSTRUCTION & ENGINEERING
Other securities[a]		11,821,988	0.20

		11,821,988	0.20
CONSTRUCTION MATERIALS
Other securities[a]		8,589,449	0.14

		8,589,449	0.14
CONSUMER FINANCE
Other securities[a]		43,387,231	0.72

		43,387,231	0.72
CONTAINERS & PACKAGING
Other securities[a]		26,194,611	0.44

		26,194,611	0.44
DISTRIBUTORS
Other securities[a]		8,411,541	0.14

		8,411,541	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		9,006,403	0.15

		9,006,403	0.15
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	508,225	72,106,963	1.20
Other securities[a]		40,968,993	0.68

		113,075,956	1.88

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,663,447	$65,157,219	1.08%
Verizon Communications Inc.	1,114,504	60,272,376	1.00
Other securities[a]		18,747,219	0.32

		144,176,814	2.40
ELECTRIC UTILITIES
Other securities[a]		117,127,806	1.95

		117,127,806	1.95
ELECTRICAL EQUIPMENT
Other securities[a]		34,312,982	0.57

		34,312,982	0.57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		41,549,429	0.69

		41,549,429	0.69
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	347,008	25,591,840	0.43
Other securities[a]		35,723,892	0.59

		61,315,732	1.02
FOOD & STAPLES RETAILING
CVS Health Corp.	308,354	31,985,560	0.53
Wal-Mart Stores Inc.	431,679	29,565,695	0.49
Other securities[a]		66,875,616	1.12

		128,426,871	2.14
FOOD PRODUCTS
Other securities[a]		103,658,566	1.72

		103,658,566	1.72
GAS UTILITIES
Other securities[a]		15,406,224	0.26

		15,406,224	0.26
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	389,453	29,208,975	0.49
Other securities[a]		111,577,703	1.85

		140,786,678	2.34
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	260,138	33,531,788	0.56
Other securities[a]		119,458,812	1.98

		152,990,600	2.54
HEALTH CARE TECHNOLOGY
Other securities[a]		10,011,501	0.17

		10,011,501	0.17

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	241,597	$30,363,911	0.50%
Starbucks Corp.	410,081	24,481,836	0.41
Other securities[a]		76,437,588	1.27

		131,283,335	2.18
HOUSEHOLD DURABLES
Other securities[a]		37,180,883	0.62

		37,180,883	0.62
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	741,363	61,021,589	1.01
Other securities[a]		41,203,534	0.69

		102,225,123	1.70
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		7,080,263	0.12

		7,080,263	0.12
INDUSTRIAL CONGLOMERATES
3M Co.	173,358	28,886,644	0.48
General Electric Co.	2,569,874	81,696,294	1.36
Other securities[a]		22,409,879	0.37

		132,992,817	2.21
INSURANCE
Other securities[a]		170,445,450	2.83

		170,445,450	2.83
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	104,162	61,834,730	1.03
Other securities[a]		43,444,867	0.72

		105,279,597	1.75
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	78,773	60,095,922	1.00
Alphabet Inc. Class Cc	80,384	59,882,061	1.00
Facebook Inc. Class Ac	591,345	67,472,464	1.12
Other securities[a]		43,312,809	0.72

		230,763,256	3.84
IT SERVICES
International Business Machines Corp.	248,148	37,582,015	0.63
MasterCard Inc. Class A	273,200	25,817,400	0.43
Visa Inc. Class A	534,916	40,910,376	0.68
Other securities[a]		121,869,576	2.02

		226,179,367	3.76

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$10,899,237	0.18%

		10,899,237	0.18
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		42,027,657	0.70

		42,027,657	0.70
MACHINERY
Other securities[a]		98,632,642	1.64

		98,632,642	1.64
MARINE
Other securities[a]		1,420,058	0.02

		1,420,058	0.02
MEDIA
Comcast Corp. Class A	684,302	41,797,166	0.70
Walt Disney Co. (The)	463,676	46,047,664	0.77
Other securities[a]		105,698,051	1.75

		193,542,881	3.22
METALS & MINING
Other securities[a]		25,824,788	0.43

		25,824,788	0.43
MULTI-UTILITIES
Other securities[a]		64,048,215	1.07

		64,048,215	1.07
MULTILINE RETAIL
Other securities[a]		35,873,478	0.60

		35,873,478	0.60
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	513,877	49,023,866	0.82
Exxon Mobil Corp.	1,142,512	95,502,578	1.59
Other securities[a]		164,124,890	2.72

		308,651,334	5.13
PAPER & FOREST PRODUCTS
Other securities[a]		3,142,968	0.05

		3,142,968	0.05
PERSONAL PRODUCTS
Other securities[a]		10,539,480	0.18

		10,539,480	0.18
PHARMACEUTICALS
Allergan PLC[c]	107,251	28,746,486	0.48
Bristol-Myers Squibb Co.	455,564	29,101,428	0.48

Security	Shares	Value	% of Net Assets
Johnson & Johnson	757,757	$81,989,307	1.36%
Merck & Co. Inc.	772,061	40,849,747	0.68
Pfizer Inc.	1,682,695	49,875,080	0.83
Other securities[a]		49,648,280	0.83

		280,210,328	4.66
PROFESSIONAL SERVICES
Other securities[a]		25,575,493	0.43

		25,575,493	0.43
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b,d]	14,647	199,785	0.00
Other securities[a]		256,566,335	4.27

		256,766,120	4.27
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		8,261,582	0.14

		8,261,582	0.14
ROAD & RAIL
Other securities[a]		46,743,250	0.78

		46,743,250	0.78
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,296,408	41,938,799	0.70
Other securities[a]		120,489,299	2.00

		162,428,098	2.70
SOFTWARE
Microsoft Corp.	2,210,499	122,085,860	2.03
Oracle Corp.	865,867	35,422,619	0.59
Other securities[a]		105,549,257	1.75

		263,057,736	4.37
SPECIALTY RETAIL
Home Depot Inc. (The)	354,972	47,363,914	0.79
Other securities[a]		115,776,904	1.92

		163,140,818	2.71
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,574,200	171,572,058	2.85
Other securities[a]		42,489,022	0.71

		214,061,080	3.56
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	370,624	22,782,257	0.38
Other securities[a]		33,154,575	0.55

		55,936,832	0.93

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	$37,068	0.00%
Other securities[a]		11,425,865	0.19

		11,462,933	0.19
TOBACCO
Altria Group Inc.	537,424	33,674,988	0.56
Philip Morris International Inc.	423,341	41,533,986	0.69
Other securities[a]		12,279,674	0.21

		87,488,648	1.46
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		19,051,146	0.32

		19,051,146	0.32
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,511,371	0.03

		1,511,371	0.03
WATER UTILITIES
Other securities[a]		6,333,513	0.11

		6,333,513	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		5,091,841	0.08

		5,091,841	0.08

TOTAL COMMON STOCKS
(Cost: $4,942,675,192)		6,003,688,728	99.85

RIGHTS

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		812	—

		812	—

TOTAL RIGHTS
(Cost: $0)		812	—

Security	Shares	Value	% of Net Assets
WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$—	—%

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,e,f]	194,807,746	194,807,746	3.24
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,e,f]	9,894,938	9,894,938	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,e]	7,784,032	7,784,032	0.13

		212,486,716	3.53

TOTAL SHORT-TERM INVESTMENTS
(Cost: $212,486,716)		212,486,716	3.53

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,155,161,908)		6,216,176,256	103.38
Other Assets, Less Liabilities		(203,335,553)	(3.38)

NET ASSETS		$6,012,840,703	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	11	Jun. 2016	ICE Markets Equity	$1,220,560	$47,169
S&P 500 E-Mini	71	Jun. 2016	Chicago Mercantile	7,282,825	254,878

Net unrealized appreciation					$302,047

See notes to financial statements.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$153,545,084	1.26%

		153,545,084	1.26
AIR FREIGHT & LOGISTICS
Other securities[a]		41,038,370	0.34

		41,038,370	0.34
AIRLINES
Southwest Airlines Co.	1,358,633	60,866,758	0.50
United Continental Holdings Inc.[b]	730,987	43,756,882	0.36
Other securities[a]		46,802,737	0.38

		151,426,377	1.24
AUTO COMPONENTS
Delphi Automotive PLC	587,125	44,046,117	0.36
Other securities[a]		69,394,960	0.57

		113,441,077	0.93
AUTOMOBILES
Other securities[a]		25,968,877	0.21

		25,968,877	0.21
BANKS
Other securities[a]		344,746,355	2.83

		344,746,355	2.83
BEVERAGES
Constellation Brands Inc. Class A	332,610	50,254,045	0.41
Monster Beverage Corp.[b,c]	304,235	40,578,864	0.33
Other securities[a]		119,210,538	0.99

		210,043,447	1.73
BIOTECHNOLOGY
Other securities[a]		132,198,031	1.09

		132,198,031	1.09
BUILDING PRODUCTS
Other securities[a]		95,497,022	0.78

		95,497,022	0.78
CAPITAL MARKETS
T Rowe Price Group Inc.	529,929	38,928,584	0.32
Other securities[a]		214,029,959	1.76

		252,958,543	2.08

Security	Shares	Value	% of Net Assets
CHEMICALS
Sherwin-Williams Co. (The)	164,651	$46,871,200	0.39%
Other securities[a]		236,068,194	1.93

		282,939,394	2.32
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		174,728,069	1.44

		174,728,069	1.44
COMMUNICATIONS EQUIPMENT
Other securities[a]		146,028,176	1.20

		146,028,176	1.20
CONSTRUCTION & ENGINEERING
Other securities[a]		60,690,767	0.50

		60,690,767	0.50
CONSTRUCTION MATERIALS
Other securities[a]		57,585,378	0.47

		57,585,378	0.47
CONSUMER FINANCE
Synchrony Financial[b]	1,695,181	48,583,888	0.40
Other securities[a]		41,346,745	0.34

		89,930,633	0.74
CONTAINERS & PACKAGING
Other securities[a]		183,227,854	1.51

		183,227,854	1.51
DISTRIBUTORS
Other securities[a]		50,536,325	0.42

		50,536,325	0.42
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		34,184,551	0.28

		34,184,551	0.28
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	237,830	55,923,346	0.46
McGraw Hill Financial Inc.	556,460	55,078,411	0.45
Other securities[a]		117,316,358	0.97

		228,318,115	1.88
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		114,507,987	0.94

		114,507,987	0.94
ELECTRIC UTILITIES
Edison International	662,473	47,625,184	0.39

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
PPL Corp.	1,358,393	$51,714,021	0.42%
Xcel Energy Inc.	1,030,790	43,107,638	0.35
Other securities[a]		176,019,761	1.46

		318,466,604	2.62
ELECTRICAL EQUIPMENT
Other securities[a]		98,541,517	0.81

		98,541,517	0.81
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		162,977,864	1.34

		162,977,864	1.34
ENERGY EQUIPMENT & SERVICES
Other securities[a]		135,918,623	1.12

		135,918,623	1.12
FOOD & STAPLES RETAILING
Sysco Corp.	1,207,162	56,410,680	0.46
Other securities[a]		46,254,224	0.38

		102,664,904	0.84
FOOD PRODUCTS
ConAgra Foods Inc.	868,461	38,750,730	0.32
Kellogg Co.	507,862	38,876,836	0.32
Tyson Foods Inc. Class A	599,392	39,955,471	0.33
Other securities[a]		240,803,807	1.97

		358,386,844	2.94
GAS UTILITIES
Other securities[a]		62,815,552	0.52

		62,815,552	0.52
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b]	2,725,854	51,273,314	0.42
Edwards Lifesciences Corp.[b]	437,465	38,588,788	0.32
Intuitive Surgical Inc.[b]	74,947	45,046,894	0.37
Other securities[a]		260,200,545	2.14

		395,109,541	3.25
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		250,692,502	2.06

		250,692,502	2.06
HEALTH CARE TECHNOLOGY
Other securities[a]		59,878,977	0.49

		59,878,977	0.49

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		$300,030,854	2.46%

		300,030,854	2.46
HOUSEHOLD DURABLES
Other securities[a]		231,555,443	1.90

		231,555,443	1.90
HOUSEHOLD PRODUCTS
Other securities[a]		68,963,879	0.57

		68,963,879	0.57
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		37,296,979	0.31

		37,296,979	0.31
INDUSTRIAL CONGLOMERATES
Other securities[a]		50,527,820	0.42

		50,527,820	0.42
INSURANCE
Aon PLC	572,987	59,848,492	0.49
Progressive Corp. (The)	1,193,102	41,925,604	0.34
Other securities[a]		450,750,047	3.71

		552,524,143	4.54
INTERNET & CATALOG RETAIL
Other securities[a]		81,368,160	0.67

		81,368,160	0.67
INTERNET SOFTWARE & SERVICES
Other securities[a]		120,642,444	0.99

		120,642,444	0.99
IT SERVICES
Fiserv Inc.[b,c]	452,974	46,466,073	0.38
Other securities[a]		364,046,770	2.99

		410,512,843	3.37
LEISURE PRODUCTS
Other securities[a]		70,483,434	0.58

		70,483,434	0.58
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		129,515,221	1.06

		129,515,221	1.06
MACHINERY
PACCAR Inc.	721,516	39,459,710	0.32
Other securities[a]		353,520,491	2.91

		392,980,201	3.23

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$6,867,935	0.06%

		6,867,935	0.06
MEDIA
Omnicom Group Inc.	496,813	41,349,746	0.34
Other securities[a]		237,678,501	1.95

		279,028,247	2.29
METALS & MINING
Other securities[a]		154,238,257	1.27

		154,238,257	1.27
MULTI-UTILITIES
Consolidated Edison Inc.	595,526	45,629,202	0.37
Public Service Enterprise Group Inc.	1,028,567	48,486,649	0.40
Sempra Energy	503,373	52,375,961	0.43
WEC Energy Group Inc.	642,014	38,565,781	0.32
Other securities[a]		182,161,184	1.50

		367,218,777	3.02
MULTILINE RETAIL
Dollar General Corp.	582,059	49,824,250	0.41
Dollar Tree Inc.[b]	468,223	38,609,669	0.32
Other securities[a]		69,643,179	0.57

		158,077,098	1.30
OIL, GAS & CONSUMABLE FUELS
Pioneer Natural Resources Co.	328,402	46,219,298	0.38
Other securities[a]		385,395,774	3.17

		431,615,072	3.55
PAPER & FOREST PRODUCTS
Other securities[a]		5,277,474	0.04

		5,277,474	0.04
PERSONAL PRODUCTS
Other securities[a]		30,823,708	0.25

		30,823,708	0.25
PHARMACEUTICALS
Zoetis Inc.	1,016,622	45,066,853	0.37
Other securities[a]		85,532,068	0.70

		130,598,921	1.07

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Nielsen Holdings PLC	748,477	$39,414,799	0.32%
Other securities[a]		107,018,532	0.88

		146,433,331	1.20
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	268,766	51,119,293	0.42
Boston Properties Inc.	311,968	39,644,893	0.33
Crown Castle International Corp.	678,151	58,660,061	0.48
Equinix Inc.	139,076	45,993,824	0.38
Prologis Inc.	1,065,562	47,076,529	0.39
Ventas Inc.	672,842	42,362,132	0.35
Welltower Inc.	712,914	49,433,457	0.41
Weyerhaeuser Co.	1,624,024	50,312,264	0.41
Other securities[a]		836,500,644	6.86

		1,221,103,097	10.03
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		46,855,257	0.38

		46,855,257	0.38
ROAD & RAIL
Other securities[a]		84,075,918	0.69

		84,075,918	0.69
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	2,336,477	49,486,583	0.41
NVIDIA Corp.	1,094,084	38,982,213	0.32
Other securities[a]		280,917,575	2.30

		369,386,371	3.03
SOFTWARE
Electronic Arts Inc.[b,c]	639,747	42,293,674	0.35
Intuit Inc.	521,821	54,274,602	0.45
Other securities[a]		334,203,159	2.74

		430,771,435	3.54
SPECIALTY RETAIL
AutoZone Inc.[b,c]	63,516	50,602,562	0.42
L Brands Inc.	503,169	44,183,270	0.36
O’Reilly Automotive Inc.[b]	205,319	56,187,598	0.46
Ross Stores Inc.	841,341	48,713,644	0.40

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$304,911,006	2.51%

		504,598,080	4.15
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		86,010,545	0.71

		86,010,545	0.71
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		170,982,390	1.40

		170,982,390	1.40
THRIFTS & MORTGAGE FINANCE
Other securities[a]		18,034,272	0.15

		18,034,272	0.15
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		116,500,562	0.96

		116,500,562	0.96

TRANSPORTATION INFRASTRUCTURE
Other securities[a]		9,470,329	0.08

		9,470,329	0.08
WATER UTILITIES
Other securities[a]		36,724,186	0.30

		36,724,186	0.30
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,300,080	0.10

		12,300,080	0.10

TOTAL COMMON STOCKS
(Cost: $10,533,468,441)		12,152,386,123	99.85

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	815,817,032	$815,817,032	6.70%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	41,438,082	41,438,082	0.34
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	13,142,971	13,142,971	0.11

		870,398,085	7.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $870,398,085)		870,398,085	7.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,403,866,526)		13,022,784,208	107.00
Other Assets, Less Liabilities		(851,571,975)	(7.00)

NET ASSETS		$12,171,212,233	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	48	Jun. 2016	Chicago Mercantile	$4,923,600	$172,312
S&P MidCap 400 E-Mini	87	Jun. 2016	Chicago Mercantile	12,538,440	584,408

				Net unrealized appreciation	$756,720

See notes to financial statements.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$99,022,530	1.63%

		99,022,530	1.63
AIR FREIGHT & LOGISTICS
Other securities[a]		41,363,609	0.68

		41,363,609	0.68
AIRLINES
Southwest Airlines Co.	1,370,663	61,405,702	1.01
United Continental Holdings Inc.[b]	737,286	44,133,940	0.73
Other securities[a]		34,084,889	0.56

		139,624,531	2.30
AUTO COMPONENTS
Delphi Automotive PLC	592,188	44,425,944	0.73
Other securities[a]		42,538,973	0.71

		86,964,917	1.44
AUTOMOBILES
Other securities[a]		17,007,776	0.28

		17,007,776	0.28
BANKS
Other securities[a]		19,689,509	0.33

		19,689,509	0.33
BEVERAGES
Constellation Brands Inc. Class A	335,513	50,692,659	0.84
Dr Pepper Snapple Group Inc.	393,226	35,162,269	0.58
Monster Beverage Corp.[b]	306,840	40,926,319	0.68
Other securities[a]		51,742,650	0.85

		178,523,897	2.95
BIOTECHNOLOGY
Other securities[a]		131,508,896	2.17

		131,508,896	2.17
BUILDING PRODUCTS
Other securities[a]		71,324,495	1.18

		71,324,495	1.18

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
T Rowe Price Group Inc.	534,444	$39,260,256	0.65%
Other securities[a]		116,471,658	1.92

		155,731,914	2.57
CHEMICALS
Sherwin-Williams Co. (The)	166,079	47,277,709	0.78
Other securities[a]		122,072,128	2.02

		169,349,837	2.80
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		99,550,953	1.64

		99,550,953	1.64
COMMUNICATIONS EQUIPMENT
Other securities[a]		85,903,233	1.42

		85,903,233	1.42
CONSTRUCTION & ENGINEERING
Other securities[a]		2,948,360	0.05

		2,948,360	0.05
CONSTRUCTION MATERIALS
Other securities[a]		14,069,272	0.23

		14,069,272	0.23
CONSUMER FINANCE
Other securities[a]		10,876,015	0.18

		10,876,015	0.18
CONTAINERS & PACKAGING
International Paper Co.	820,097	33,656,781	0.56
Other securities[a]		85,257,265	1.40

		118,914,046	1.96
DISTRIBUTORS
Genuine Parts Co.	289,988	28,813,208	0.48
Other securities[a]		19,926,810	0.32

		48,740,018	0.80
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		30,155,429	0.50

		30,155,429	0.50
DIVERSIFIED FINANCIAL SERVICES
McGraw Hill Financial Inc.	561,351	55,562,522	0.92
Moody’s Corp.	364,064	35,154,020	0.58
Other securities[a]		64,773,104	1.07

		155,489,646	2.57

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$23,015,262	0.38%

		23,015,262	0.38
ELECTRIC UTILITIES
Other securities[a]		5,097,385	0.08

		5,097,385	0.08
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	276,002	31,395,228	0.52
Other securities[a]		49,609,243	0.82

		81,004,471	1.34
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	633,578	36,633,480	0.60
Other securities[a]		58,155,699	0.96

		94,789,179	1.56
ENERGY EQUIPMENT & SERVICES
Other securities[a]		9,830,936	0.16

		9,830,936	0.16
FOOD & STAPLES RETAILING
Other securities[a]		55,887,422	0.92

		55,887,422	0.92
FOOD PRODUCTS
Kellogg Co.	460,966	35,286,947	0.58
Mead Johnson Nutrition Co.	382,402	32,492,698	0.54
Other securities[a]		130,791,034	2.16

		198,570,679	3.28
HEALTH CARE EQUIPMENT & SUPPLIES
CR Bard Inc.	152,272	30,860,966	0.51
Edwards Lifesciences Corp.[b]	441,190	38,917,370	0.64
Intuitive Surgical Inc.[b,c]	75,594	45,435,774	0.75
Other securities[a]		151,621,432	2.50

		266,835,542	4.40
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	421,739	36,501,510	0.60
Henry Schein Inc.[b]	171,495	29,605,182	0.49
Other securities[a]		81,536,484	1.35

		147,643,176	2.44

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Cerner Corp.[b,c]	614,577	$32,547,998	0.54%
Other securities[a]		24,394,479	0.40

		56,942,477	0.94
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b,c]	63,675	29,989,015	0.49
Marriott International Inc./MD Class A	401,866	28,604,822	0.47
Starwood Hotels & Resorts Worldwide Inc.	350,471	29,239,795	0.48
Other securities[a]		140,493,936	2.33

		228,327,568	3.77
HOUSEHOLD DURABLES
Other securities[a]		135,090,298	2.23

		135,090,298	2.23
HOUSEHOLD PRODUCTS
Other securities[a]		57,287,400	0.95

		57,287,400	0.95
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,404,628	0.02

		1,404,628	0.02
INDUSTRIAL CONGLOMERATES
Other securities[a]		17,308,172	0.29

		17,308,172	0.29
INSURANCE
Aon PLC	578,052	60,377,531	1.00
Other securities[a]		16,011,761	0.26

		76,389,292	1.26
INTERNET & CATALOG RETAIL
Other securities[a]		65,040,112	1.07

		65,040,112	1.07
INTERNET SOFTWARE & SERVICES
Other securities[a]		120,417,709	1.99

		120,417,709	1.99
IT SERVICES
Fiserv Inc.[b]	457,255	46,905,218	0.77
Paychex Inc.	580,247	31,339,140	0.52
Other securities[a]		234,743,175	3.88

		312,987,533	5.17

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$35,915,680	0.59%

		35,915,680	0.59
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		71,524,823	1.18

		71,524,823	1.18
MACHINERY
PACCAR Inc.	657,809	35,975,574	0.59
Other securities[a]		145,895,626	2.41

		181,871,200	3.00
MEDIA
Charter Communications Inc. Class Ab,c	153,728	31,119,159	0.51
Omnicom Group Inc.	501,071	41,704,139	0.69
Other securities[a]		117,080,554	1.93

		189,903,852	3.13
METALS & MINING
Other securities[a]		6,865,611	0.11

		6,865,611	0.11
MULTILINE RETAIL
Dollar General Corp.	587,560	50,295,136	0.83
Dollar Tree Inc.[b]	472,210	38,938,437	0.64
Other securities[a]		35,943,750	0.60

		125,177,323	2.07
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		41,709,796	0.69

		41,709,796	0.69
PERSONAL PRODUCTS
Other securities[a]		13,320,799	0.22

		13,320,799	0.22
PHARMACEUTICALS
Zoetis Inc.	1,025,403	45,456,115	0.75
Other securities[a]		37,763,628	0.62

		83,219,743	1.37
PROFESSIONAL SERVICES
Other securities[a]		114,591,396	1.89

		114,591,396	1.89
REAL ESTATE INVESTMENT TRUSTS (REITS)
Boston Properties Inc.	287,256	36,504,493	0.60
Crown Castle International Corp.	684,536	59,212,364	0.98

Security	Shares	Value	% of Net Assets
Equinix Inc.[c]	140,280	$46,391,999	0.77%
Other securities[a]		142,799,010	2.35

		284,907,866	4.70
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		32,192,411	0.53

		32,192,411	0.53
ROAD & RAIL
Other securities[a]		50,882,521	0.84

		50,882,521	0.84
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	588,392	34,826,922	0.57
Applied Materials Inc.	1,395,201	29,550,357	0.49
Skyworks Solutions Inc.	391,924	30,530,880	0.50
Other securities[a]		128,689,322	2.13

		223,597,481	3.69
SOFTWARE
Electronic Arts Inc.[b,c]	645,245	42,657,147	0.70
Intuit Inc.	526,752	54,787,475	0.90
Red Hat Inc.[b,c]	375,995	28,015,387	0.46
Other securities[a]		182,334,872	3.02

		307,794,881	5.08
SPECIALTY RETAIL
AutoZone Inc.[b,c]	64,071	51,044,725	0.84
L Brands Inc.	507,512	44,564,629	0.74
O’Reilly Automotive Inc.[b,c]	207,128	56,682,649	0.94
Ross Stores Inc.	848,667	49,137,819	0.81
Other securities[a]		231,874,923	3.82

		433,304,745	7.15
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		6,224,820	0.10

		6,224,820	0.10
TEXTILES, APPAREL & LUXURY GOODS
Under Armour Inc. Class Ab,c	366,365	31,078,743	0.51
Other securities[a]		92,989,409	1.54

		124,068,152	2.05
TRADING COMPANIES & DISTRIBUTORS
Fastenal Co.[c]	602,873	29,540,777	0.49
WW Grainger Inc.[c]	128,775	30,059,948	0.50

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$33,027,384	0.54%

		92,628,109	1.53

TOTAL COMMON STOCKS
(Cost: $5,448,317,711)		6,050,329,333	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	577,380,986	577,380,986	9.53
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	29,327,116	29,327,116	0.48
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	6,603,996	6,603,996	0.11

		613,312,098	10.12

TOTAL SHORT-TERM INVESTMENTS
(Cost: $613,312,098)		613,312,098	10.12

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,061,629,809)		6,663,641,431	109.97
Other Assets, Less Liabilities		(603,902,686)	(9.97)

NET ASSETS		$6,059,738,745	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	13	Jun. 2016	Chicago Mercantile	$1,333,475	$46,668
S&P MidCap 400 E-Mini	42	Jun. 2016	Chicago Mercantile	6,053,040	282,128

Net unrealized appreciation					$328,796

See notes to financial statements.

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$61,373,363	0.90%

		61,373,363	0.90
AIRLINES
Other securities[a]		14,392,039	0.21

		14,392,039	0.21
AUTO COMPONENTS
Other securities[a]		30,021,301	0.44

		30,021,301	0.44
AUTOMOBILES
Other securities[a]		10,052,262	0.15

		10,052,262	0.15
BANKS
Fifth Third Bancorp.	1,826,705	30,487,706	0.45
M&T Bank Corp.	360,102	39,971,322	0.58
SunTrust Banks Inc.	1,164,239	42,005,743	0.61
Other securities[a]		247,712,431	3.62

		360,177,202	5.26
BEVERAGES
Molson Coors Brewing Co. Class B	356,299	34,268,838	0.50
Other securities[a]		2,279,673	0.03

		36,548,511	0.53
BIOTECHNOLOGY
Other securities[a]		3,869,117	0.06

		3,869,117	0.06
BUILDING PRODUCTS
Other securities[a]		27,286,960	0.40

		27,286,960	0.40
CAPITAL MARKETS
Northern Trust Corp.	526,330	34,300,926	0.50
Other securities[a]		74,733,964	1.09

		109,034,890	1.59
CHEMICALS
Other securities[a]		127,313,418	1.86

		127,313,418	1.86
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		84,041,249	1.23

		84,041,249	1.23

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Other securities[a]		$67,135,645	0.98%

		67,135,645	0.98
CONSTRUCTION & ENGINEERING
Other securities[a]		63,875,903	0.93

		63,875,903	0.93
CONSTRUCTION MATERIALS
Other securities[a]		48,330,977	0.71

		48,330,977	0.71
CONSUMER FINANCE
Synchrony Financial[b]	1,880,270	53,888,538	0.79
Other securities[a]		33,740,930	0.49

		87,629,468	1.28
CONTAINERS & PACKAGING
Other securities[a]		72,225,010	1.05

		72,225,010	1.05
DISTRIBUTORS
Other securities[a]		2,432,035	0.04

		2,432,035	0.04
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		4,670,159	0.07

		4,670,159	0.07
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	169,906	39,951,697	0.58
Other securities[a]		42,174,294	0.62

		82,125,991	1.20
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyLink Inc.	1,271,438	40,635,159	0.59
Level 3 Communications Inc.[b]	574,698	30,372,789	0.44
Other securities[a]		30,640,850	0.45

		101,648,798	1.48
ELECTRIC UTILITIES
Edison International	734,799	52,824,700	0.77
Entergy Corp.	404,888	32,099,521	0.47
Eversource Energy	716,399	41,794,718	0.61
FirstEnergy Corp.	951,819	34,236,929	0.50
PPL Corp.	1,506,769	57,362,696	0.84
Xcel Energy Inc.	1,143,245	47,810,506	0.70
Other securities[a]		81,357,847	1.18

		347,486,917	5.07

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$20,103,253	0.29%

		20,103,253	0.29
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		76,290,134	1.11

		76,290,134	1.11
ENERGY EQUIPMENT & SERVICES
Other securities[a]		141,741,933	2.07

		141,741,933	2.07
FOOD & STAPLES RETAILING
Sysco Corp.	921,318	43,053,190	0.63
Other securities[a]		9,323,620	0.13

		52,376,810	0.76
FOOD PRODUCTS
ConAgra Foods Inc.	832,160	37,130,979	0.54
JM Smucker Co. (The)	269,882	35,041,479	0.51
Tyson Foods Inc. Class A	630,856	42,052,861	0.61
Other securities[a]		64,659,499	0.95

		178,884,818	2.61
GAS UTILITIES
Other securities[a]		69,576,944	1.02

		69,576,944	1.02
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b,c]	2,787,774	52,438,029	0.77
Zimmer Biomet Holdings Inc.	360,489	38,438,942	0.56
Other securities[a]		53,749,137	0.78

		144,626,108	2.11
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		115,256,808	1.68

		115,256,808	1.68
HEALTH CARE TECHNOLOGY
Other securities[a]		3,722,869	0.05

		3,722,869	0.05
HOTELS, RESTAURANTS & LEISURE
Royal Caribbean Cruises Ltd.	387,888	31,864,999	0.47
Other securities[a]		49,499,796	0.72

		81,364,795	1.19

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$109,990,411	1.61%

		109,990,411	1.61
HOUSEHOLD PRODUCTS
Other securities[a]		13,403,710	0.20

		13,403,710	0.20
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		39,704,312	0.58

		39,704,312	0.58
INDUSTRIAL CONGLOMERATES
Other securities[a]		37,002,499	0.54

		37,002,499	0.54
INSURANCE
Hartford Financial Services Group Inc. (The)	894,630	41,224,550	0.60
Progressive Corp. (The)	1,323,240	46,498,654	0.68
Other securities[a]		440,995,523	6.44

		528,718,727	7.72
INTERNET & CATALOG RETAIL
Other securities[a]		18,700,143	0.27

		18,700,143	0.27
INTERNET SOFTWARE & SERVICES
Other securities[a]		3,108,338	0.05

		3,108,338	0.05
IT SERVICES
Other securities[a]		110,784,757	1.62

		110,784,757	1.62
LEISURE PRODUCTS
Other securities[a]		38,574,900	0.56

		38,574,900	0.56
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		64,809,626	0.95

		64,809,626	0.95
MACHINERY
Ingersoll-Rand PLC	555,244	34,430,680	0.50
Stanley Black & Decker Inc.	314,813	33,121,476	0.48
Other securities[a]		169,691,536	2.48

		237,243,692	3.46

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$7,583,095	0.11%

		7,583,095	0.11
MEDIA
Other securities[a]		99,944,657	1.46

		99,944,657	1.46
METALS & MINING
Newmont Mining Corp.	1,193,214	31,715,628	0.46
Nucor Corp.	719,762	34,044,743	0.50
Other securities[a]		99,530,504	1.45

		165,290,875	2.41
MULTI-UTILITIES
Consolidated Edison Inc.	660,524	50,609,349	0.74
DTE Energy Co.	404,451	36,667,528	0.54
Public Service Enterprise Group Inc.	1,140,868	53,780,518	0.79
Sempra Energy	558,362	58,097,566	0.85
WEC Energy Group Inc.	711,993	42,769,419	0.62
Other securities[a]		165,195,655	2.40

		407,120,035	5.94
MULTILINE RETAIL
Other securities[a]		40,264,227	0.59

		40,264,227	0.59
OIL, GAS & CONSUMABLE FUELS
Hess Corp.	622,701	32,785,208	0.48
Noble Energy Inc.	967,843	30,399,949	0.44
Pioneer Natural Resources Co.	364,248	51,264,264	0.75
Other securities[a]		320,068,452	4.67

		434,517,873	6.34
PAPER & FOREST PRODUCTS
Other securities[a]		5,816,489	0.09

		5,816,489	0.09
PERSONAL PRODUCTS
Other securities[a]		21,507,795	0.31

		21,507,795	0.31
PHARMACEUTICALS
Perrigo Co. PLC	268,863	34,395,644	0.50
Other securities[a]		18,964,205	0.28

		53,359,849	0.78

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$36,264,572	0.53%

		36,264,572	0.53
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	298,122	56,702,804	0.83
Essex Property Trust Inc.[c]	147,392	34,469,093	0.50
General Growth Properties Inc.	1,301,398	38,690,563	0.56
HCP Inc.[c]	1,041,245	33,923,762	0.50
Prologis Inc.[c]	1,181,880	52,215,458	0.76
Realty Income Corp.[c]	562,904	35,187,129	0.51
Ventas Inc.	746,240	46,983,270	0.69
Vornado Realty Trust	424,618	40,096,678	0.59
Welltower Inc.[c]	434,150	30,103,961	0.44
Weyerhaeuser Co.	1,441,137	44,646,424	0.65
Other securities[a]		629,439,605	9.19

		1,042,458,747	15.22
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		16,769,780	0.24

		16,769,780	0.24
ROAD & RAIL
Other securities[a]		37,065,341	0.54

		37,065,341	0.54
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
NVIDIA Corp.	1,213,360	43,232,017	0.63
Other securities[a]		119,965,389	1.75

		163,197,406	2.38
SOFTWARE
Activision Blizzard Inc.	1,138,005	38,510,089	0.56
Other securities[a]		102,974,566	1.51

		141,484,655	2.07
SPECIALTY RETAIL
Other securities[a]		82,621,046	1.21

		82,621,046	1.21
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
SanDisk Corp.	468,860	35,670,869	0.52
Other securities[a]		52,712,604	0.77

		88,383,473	1.29

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$53,025,572	0.77%

		53,025,572	0.77
THRIFTS & MORTGAGE FINANCE
Other securities[a]		19,982,567	0.29

		19,982,567	0.29
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		26,860,517	0.39

		26,860,517	0.39
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		10,501,959	0.15

		10,501,959	0.15
WATER UTILITIES
Other securities[a]		40,697,640	0.59

		40,697,640	0.59
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		13,567,432	0.20

		13,567,432	0.20

TOTAL COMMON STOCKS
(Cost: $6,616,181,265)		6,835,942,404	99.79

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	333,606,146	333,606,146	4.87

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	16,944,975	$16,944,975	0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	8,040,619	8,040,619	0.12

		358,591,740	5.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $358,591,740)		358,591,740	5.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,974,773,005)		7,194,534,144	105.03
Other Assets, Less Liabilities		(344,268,763)	(5.03)

NET ASSETS		$6,850,265,381	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	52	Jun. 2016	Chicago Mercantile	$5,333,900	$186,671
S&P MidCap 400 E-Mini	60	Jun. 2016	Chicago Mercantile	8,647,200	403,040

Net unrealized appreciation					$589,711

See notes to financial statements.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$890,344,568	$762,405,646	$825,975,371
Affiliated (Note 2)	41,515,596	23,887,179	148,924,215

Total cost of investments	$931,860,164	$786,292,825	$974,899,586

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$865,268,816	$714,054,168	$692,517,894
Affiliated (Note 2)	41,512,958	23,800,978	148,924,215

Total fair value of investments	906,781,774	737,855,146	841,442,109
Cash	496	24,278	—
Cash pledged to broker	70,620	116,190	59,710
Receivables:
Investment securities sold	2,775,114	1,624,544	1,884,743
Dividends and interest	740,272	1,218,467	1,361,766
Futures variation margin	—	—	2,690

Total Assets	910,368,276	740,838,625	844,751,018

LIABILITIES
Payables:
Investment securities purchased	3,417,079	2,514,438	2,049,508
Collateral for securities on loan (Note 1)	39,616,737	17,738,398	148,451,498
Capital shares redeemed	—	—	264,989
Futures variation margin	1,045	3,247	—
Investment advisory fees (Note 2)	50,277	41,536	351,554

Total Liabilities	43,085,138	20,297,619	151,117,549

NET ASSETS	$867,283,138	$720,541,006	$693,633,469

Net assets consist of:
Paid-in capital	$992,757,809	$843,792,074	$948,510,141
Undistributed (distributions in excess of) net investment income	153,891	(18,713)	(51,943)
Accumulated net realized loss	(100,579,945)	(74,847,599)	(121,399,346)
Net unrealized depreciation	(25,048,617)	(48,384,756)	(133,425,383)

NET ASSETS	$867,283,138	$720,541,006	$693,633,469

Shares outstanding[b]	10,700,000	5,600,000	10,200,000

Net asset value per share	$81.05	$128.67	$68.00

[a]	Securities on loan with values of $38,906,088, $17,298,588 and $142,088,424, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,923,717,695	$10,533,468,441	$5,448,317,711
Affiliated (Note 2)	231,444,213	870,398,085	613,312,098

Total cost of investments	$5,155,161,908	$11,403,866,526	$6,061,629,809

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,979,765,121	$12,152,386,123	$6,050,329,333
Affiliated (Note 2)	236,411,135	870,398,085	613,312,098

Total fair value of investments	6,216,176,256	13,022,784,208	6,663,641,431
Cash	32,476	238,947	13,853
Cash pledged to broker	644,459	1,418,420	377,990
Receivables:
Investment securities sold	15,827,592	43,159,628	16,768,192
Due from custodian (Note 4)	13	—	—
Dividends and interest	7,664,695	16,132,054	3,762,919

Total Assets	6,240,345,491	13,083,733,257	6,684,564,385

LIABILITIES
Payables:
Investment securities purchased	21,727,242	53,265,336	16,836,149
Collateral for securities on loan (Note 1)	204,702,684	857,255,114	606,708,102
Capital shares redeemed	50,738	—	36,606
Futures variation margin	14,716	8,757	725
Investment advisory fees (Note 2)	1,009,408	1,991,817	1,244,058

Total Liabilities	227,504,788	912,521,024	624,825,640

NET ASSETS	$6,012,840,703	$12,171,212,233	$6,059,738,745

Net assets consist of:
Paid-in capital	$5,263,275,361	$10,874,927,705	$6,055,877,985
Undistributed (distributions in excess of) net investment income	1,835,121	(60,732)	358,075
Accumulated net realized loss	(313,586,174)	(323,329,142)	(598,837,733)
Net unrealized appreciation	1,061,316,395	1,619,674,402	602,340,418

NET ASSETS	$6,012,840,703	$12,171,212,233	$6,059,738,745

Shares outstanding[b]	49,750,000	74,650,000	65,750,000

Net asset value per share	$120.86	$163.04	$92.16

[a]	Securities on loan with values of $200,672,993, $841,175,904 and $594,324,649, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,616,181,265
Affiliated (Note 2)	358,591,740

Total cost of investments	$6,974,773,005

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,835,942,404
Affiliated (Note 2)	358,591,740

Total fair value of investments	7,194,534,144
Cash	250,136
Cash pledged to broker	1,080,590
Receivables:
Investment securities sold	14,083,713
Dividends and interest	13,749,858

Total Assets	7,223,698,441

LIABILITIES
Payables:
Investment securities purchased	21,455,363
Collateral for securities on loan (Note 1)	350,551,121
Capital shares redeemed	21,818
Futures variation margin	11,196
Investment advisory fees (Note 2)	1,393,562

Total Liabilities	373,433,060

NET ASSETS	$6,850,265,381

Net assets consist of:
Paid-in capital	$7,009,756,247
Distributions in excess of net investment income	(378,655)
Accumulated net realized loss	(379,463,061)
Net unrealized appreciation	220,350,850

NET ASSETS	$6,850,265,381

Shares outstanding[b]	96,550,000

Net asset value per share	$70.95

[a]	Securities on loan with a value of $342,651,370. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,589,786	$19,979,422	$10,266,411
Dividends — affiliated (Note 2)	25,732	141,845	—
Interest — affiliated (Note 2)	1,206	826	908
Securities lending income — affiliated — net (Note 2)	362,773	227,732	5,621,516

Total investment income	12,979,497	20,349,825	15,888,835

EXPENSES
Investment advisory fees (Note 2)	655,059	674,417	5,039,570

Total expenses	655,059	674,417	5,039,570

Net investment income	12,324,438	19,675,408	10,849,265

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,269,454)	(22,115,192)	(46,784,622)
Investments — affiliated (Note 2)	(6,100)	759	—
In-kind redemptions — unaffiliated	86,932,853	70,489,657	110,466,213
In-kind redemptions — affiliated (Note 2)	94,247	558,200	—
Futures contracts	(84,990)	39,021	(294,475)
Foreign currency transactions	—	(10)	(295)

Net realized gain	80,666,556	48,972,435	63,386,821

Net change in unrealized appreciation/depreciation on:
Investments	(116,673,349)	(108,029,539)	(197,181,276)
Futures contracts	17,249	29,266	888

Net change in unrealized appreciation/depreciation	(116,656,100)	(108,000,273)	(197,180,388)

Net realized and unrealized loss	(35,989,544)	(59,027,838)	(133,793,567)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,665,106)	$(39,352,430)	$(122,944,302)

[a]	Net of foreign withholding tax of $1,193, $6,722 and $11,751, respectively.

See notes to financial statements.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$122,863,598	$216,750,905	$74,707,880
Dividends — affiliated (Note 2)	632,684	—	—
Interest — affiliated (Note 2)	7,987	13,636	7,284
Securities lending income — affiliated — net (Note 2)	2,239,808	6,199,381	3,108,578

Total investment income	125,744,077	222,963,922	77,823,742

EXPENSES
Investment advisory fees (Note 2)	12,272,386	24,745,022	15,072,538

Total expenses	12,272,386	24,745,022	15,072,538

Net investment income	113,471,691	198,218,900	62,751,204

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,765,880	(31,325,674)	(78,391,924)
Investments — affiliated (Note 2)	(31,768)	—	—
In-kind redemptions — unaffiliated	312,395,000	1,236,710,969	716,696,555
In-kind redemptions — affiliated (Note 2)	1,160,247	—	—
Futures contracts	(81,252)	(821,518)	(1,062,363)
Foreign currency transactions	(32)	—	—

Net realized gain	317,208,075	1,204,563,777	637,242,268

Net change in unrealized appreciation/depreciation on:
Investments	(484,732,777)	(2,042,397,445)	(1,024,603,741)
Futures contracts	135,924	289,306	221,232

Net change in unrealized appreciation/depreciation	(484,596,853)	(2,042,108,139)	(1,024,382,509)

Net realized and unrealized loss	(167,388,778)	(837,544,362)	(387,140,241)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,917,087)	$(639,325,462)	$(324,389,037)

[a]	Net of foreign withholding tax of $28,862, $60,949 and $31,708, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$151,746,974
Interest — affiliated (Note 2)	7,273
Securities lending income — affiliated — net (Note 2)	3,241,407

Total investment income	154,995,654

EXPENSES
Investment advisory fees (Note 2)	16,645,481

Total expenses	16,645,481

Net investment income	138,350,173

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,360,484)
In-kind redemptions — unaffiliated	568,634,646
Futures contracts	(901,928)

Net realized gain	552,372,234

Net change in unrealized appreciation/depreciation on:
Investments	(972,707,868)
Futures contracts	269,577

Net change in unrealized appreciation/depreciation	(972,438,291)

Net realized and unrealized loss	(420,066,057)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(281,715,884)

[a]	Net of foreign withholding tax of $31,165.

See notes to financial statements.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core U.S. Growth ETF		iShares Core U.S. Value ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,324,438	$7,677,889	$19,675,408	$16,534,628
Net realized gain	80,666,556	82,078,570	48,972,435	27,543,184
Net change in unrealized appreciation/depreciation	(116,656,100)	(13,168,254)	(108,000,273)	14,699,354

Net increase (decrease) in net assets resulting from operations	(23,665,106)	76,588,205	(39,352,430)	58,777,166

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,280,929)	(7,739,899)	(21,637,096)	(16,514,716)

Total distributions to shareholders	(12,280,929)	(7,739,899)	(21,637,096)	(16,514,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	771,258,877	231,558,463	371,180,603	326,782,759
Cost of shares redeemed	(455,992,725)	(185,067,646)	(479,434,843)	(66,972,724)

Net increase (decrease) in net assets from capital share transactions	315,266,152	46,490,817	(108,254,240)	259,810,035

INCREASE (DECREASE) IN NET ASSETS	279,320,117	115,339,123	(169,243,766)	302,072,485

NET ASSETS
Beginning of year	587,963,021	472,623,898	889,784,772	587,712,287

End of year	$867,283,138	$587,963,021	$720,541,006	$889,784,772

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$153,891	$3,475	$(18,713)	$1,321,980

SHARES ISSUED AND REDEEMED
Shares sold	9,450,000	3,000,000	2,850,000	2,450,000
Shares redeemed	(6,000,000)	(2,400,000)	(3,850,000)	(500,000)

Net increase (decrease) in shares outstanding	3,450,000	600,000	(1,000,000)	1,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 3000 ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,849,265	$10,811,831	$113,471,691	$102,307,753
Net realized gain	63,386,821	93,336,367	317,208,075	152,739,278
Net change in unrealized appreciation/depreciation	(197,180,388)	(75,117,344)	(484,596,853)	418,271,758

Net increase (decrease) in net assets resulting from operations	(122,944,302)	29,030,854	(53,917,087)	673,318,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,468,272)	(11,654,267)	(125,147,973)	(103,166,754)

Total distributions to shareholders	(11,468,272)	(11,654,267)	(125,147,973)	(103,166,754)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,911,766	191,879,791	548,985,628	610,192,044
Cost of shares redeemed	(302,003,767)	(324,948,686)	(758,006,183)	(341,110,948)

Net increase (decrease) in net assets from capital share transactions	(107,092,001)	(133,068,895)	(209,020,555)	269,081,096

INCREASE (DECREASE) IN NET ASSETS	(241,504,575)	(115,692,308)	(388,085,615)	839,233,131

NET ASSETS
Beginning of year	935,138,044	1,050,830,352	6,400,926,318	5,561,693,187

End of year	$693,633,469	$935,138,044	$6,012,840,703	$6,400,926,318

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(51,943)	$(8,131)	$1,835,121	$3,425,387

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	2,600,000	4,550,000	5,000,000
Shares redeemed	(3,950,000)	(4,400,000)	(6,450,000)	(2,850,000)

Net increase (decrease) in shares outstanding	(1,600,000)	(1,800,000)	(1,900,000)	2,150,000

See notes to financial statements.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$198,218,900	$150,638,945	$62,751,204	$49,827,561
Net realized gain	1,204,563,777	416,385,696	637,242,268	398,422,285
Net change in unrealized appreciation/depreciation	(2,042,108,139)	832,970,790	(1,024,382,509)	322,335,828

Net increase (decrease) in net assets resulting from operations	(639,325,462)	1,399,995,431	(324,389,037)	770,585,674

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(214,120,530)	(164,085,154)	(66,097,198)	(56,066,623)

Total distributions to shareholders	(214,120,530)	(164,085,154)	(66,097,198)	(56,066,623)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,113,165,794	2,123,881,500	1,753,142,712	1,389,242,674
Cost of shares redeemed	(2,713,709,439)	(644,233,906)	(1,745,225,222)	(523,726,298)

Net increase in net assets from capital share transactions	399,456,355	1,479,647,594	7,917,490	865,516,376

INCREASE (DECREASE) IN NET ASSETS	(453,989,637)	2,715,557,871	(382,568,745)	1,580,035,427

NET ASSETS
Beginning of year	12,625,201,870	9,909,643,999	6,442,307,490	4,862,272,063

End of year	$12,171,212,233	$12,625,201,870	$6,059,738,745	$6,442,307,490

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(60,732)	$290,887	$358,075	$286,844

SHARES ISSUED AND REDEEMED
Shares sold	18,650,000	12,900,000	18,700,000	15,000,000
Shares redeemed	(16,950,000)	(4,000,000)	(18,700,000)	(5,900,000)

Net increase in shares outstanding	1,700,000	8,900,000	—	9,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$138,350,173	$118,535,542
Net realized gain	552,372,234	553,725,705
Net change in unrealized appreciation/depreciation	(972,438,291)	41,874,196

Net increase (decrease) in net assets resulting from operations	(281,715,884)	714,135,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(151,204,560)	(127,721,603)

Total distributions to shareholders	(151,204,560)	(127,721,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,770,819,243	2,519,800,840
Cost of shares redeemed	(1,769,538,657)	(1,547,249,083)

Net increase in net assets from capital share transactions	1,280,586	972,551,757

INCREASE (DECREASE) IN NET ASSETS	(431,639,858)	1,558,965,597

NET ASSETS
Beginning of year	7,281,905,239	5,722,939,642

End of year	$6,850,265,381	$7,281,905,239

Distributions in excess of net investment income included in net assets at end of year	$(378,655)	$(42,651)

SHARES ISSUED AND REDEEMED
Shares sold	24,250,000	35,000,000
Shares redeemed	(24,500,000)	(21,450,000)

Net increase (decrease) in shares outstanding	(250,000)	13,550,000

See notes to financial statements.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$81.10	$71.07	$58.43	$53.89	$49.68

Income from investment operations:
Net investment income[a]	1.21	1.10	0.89	0.88	0.62
Net realized and unrealized gain (loss)[b]	(0.17)	9.98	12.62	4.54	4.22

Total from investment operations	1.04	11.08	13.51	5.42	4.84

Less distributions from:
Net investment income	(1.09)	(1.05)	(0.87)	(0.88)	(0.63)

Total distributions	(1.09)	(1.05)	(0.87)	(0.88)	(0.63)

Net asset value, end of year	$81.05	$81.10	$71.07	$58.43	$53.89

Total return	1.31%	15.67%	23.24%	10.19%	9.90%

Ratios/Supplemental data:
Net assets, end of year (000s)	$867,283	$587,963	$472,624	$388,537	$344,866
Ratio of expenses to average net assets	0.08%	0.12%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.52%	1.44%	1.36%	1.63%	1.28%
Portfolio turnover rate[c]	14%	13%	15%	18%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$134.82	$126.39	$106.36	$91.88	$90.33

Income from investment operations:
Net investment income[a]	3.13	2.91	2.44	2.24	1.90
Net realized and unrealized gain (loss)[b]	(5.93)	8.21	20.07	14.41	1.58

Total from investment operations	(2.80)	11.12	22.51	16.65	3.48

Less distributions from:
Net investment income	(3.35)	(2.69)	(2.48)	(2.17)	(1.93)

Total distributions	(3.35)	(2.69)	(2.48)	(2.17)	(1.93)

Net asset value, end of year	$128.67	$134.82	$126.39	$106.36	$91.88

Total return	(2.05)%	8.83%	21.34%	18.43%	4.06%

Ratios/Supplemental data:
Net assets, end of year (000s)	$720,541	$889,785	$587,712	$404,186	$307,797
Ratio of expenses to average net assets	0.08%	0.11%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.41%	2.20%	2.10%	2.37%	2.23%
Portfolio turnover rate[c]	18%	13%	13%	16%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$79.25	$77.27	$58.73	$51.35	$53.25

Income from investment operations:
Net investment income[a]	0.96	0.88	0.71	0.81	0.56
Net realized and unrealized gain (loss)[b]	(11.18)	2.05	18.62	7.58	(1.84)

Total from investment operations	(10.22)	2.93	19.33	8.39	(1.28)

Less distributions from:
Net investment income	(1.03)	(0.95)	(0.79)	(1.01)	(0.62)

Total distributions	(1.03)	(0.95)	(0.79)	(1.01)	(0.62)

Net asset value, end of year	$68.00	$79.25	$77.27	$58.73	$51.35

Total return	(12.98)%	3.87%	33.03%	16.60%	(2.28)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$693,633	$935,138	$1,050,830	$540,280	$485,293
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.29%	1.19%	1.03%	1.57%	1.17%
Portfolio turnover rate[c]	25%	26%	26%	29%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$123.93	$112.36	$93.44	$83.37	$79.35

Income from investment operations:
Net investment income[a]	2.23	2.06	1.83	1.74	1.38
Net realized and unrealized gain (loss)[b]	(2.84)	11.56	18.91	10.06	4.02

Total from investment operations	(0.61)	13.62	20.74	11.80	5.40

Less distributions from:
Net investment income	(2.46)	(2.05)	(1.82)	(1.73)	(1.38)

Total distributions	(2.46)	(2.05)	(1.82)	(1.73)	(1.38)

Net asset value, end of year	$120.86	$123.93	$112.36	$93.44	$83.37

Total return	(0.47)%	12.18%	22.35%	14.37%	7.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,012,841	$6,400,926	$5,561,693	$4,139,560	$3,439,131
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.85%	1.74%	1.77%	2.06%	1.82%
Portfolio turnover rate[c]	5%	5%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$173.07	$154.72	$127.35	$110.75	$109.00

Income from investment operations:
Net investment income[a]	2.59	2.26	2.02	1.98	1.52
Net realized and unrealized gain (loss)[b]	(9.84)	18.52	27.44	16.71	1.79

Total from investment operations	(7.25)	20.78	29.46	18.69	3.31

Less distributions from:
Net investment income	(2.78)	(2.43)	(2.09)	(2.09)	(1.56)

Total distributions	(2.78)	(2.43)	(2.09)	(2.09)	(1.56)

Net asset value, end of year	$163.04	$173.07	$154.72	$127.35	$110.75

Total return	(4.18)%	13.51%	23.28%	17.14%	3.18%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,171,212	$12,625,202	$9,909,644	$7,297,113	$6,783,639
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.58%	1.39%	1.43%	1.77%	1.48%
Portfolio turnover rate[c]	11%	10%	10%	13%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$97.98	$85.83	$69.89	$62.91	$60.91

Income from investment operations:
Net investment income[a]	0.96	0.86	0.69	0.79	0.50
Net realized and unrealized gain (loss)[b]	(5.78)	12.23	16.00	7.03	2.03

Total from investment operations	(4.82)	13.09	16.69	7.82	2.53

Less distributions from:
Net investment income	(1.00)	(0.94)	(0.75)	(0.84)	(0.53)

Total distributions	(1.00)	(0.94)	(0.75)	(0.84)	(0.53)

Net asset value, end of year	$92.16	$97.98	$85.83	$69.89	$62.91

Total return	(4.91)%	15.33%	23.96%	12.58%	4.23%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,059,739	$6,442,307	$4,862,272	$3,592,398	$3,431,981
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.03%	0.95%	0.88%	1.26%	0.85%
Portfolio turnover rate[c]	22%	20%	23%	25%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$75.23	$68.74	$57.15	$48.14	$48.14

Income from investment operations:
Net investment income[a]	1.45	1.28	1.18	1.07	0.89
Net realized and unrealized gain (loss)[b]	(4.16)	6.57	11.62	8.99	0.04

Total from investment operations	(2.71)	7.85	12.80	10.06	0.93

Less distributions from:
Net investment income	(1.57)	(1.36)	(1.21)	(1.05)	(0.93)

Total distributions	(1.57)	(1.36)	(1.21)	(1.05)	(0.93)

Net asset value, end of year	$70.95	$75.23	$68.74	$57.15	$48.14

Total return	(3.56)%	11.48%	22.61%	21.24%	2.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,850,265	$7,281,905	$5,722,940	$4,685,906	$3,222,765
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.05%	1.77%	1.91%	2.16%	1.97%
Portfolio turnover rate[c]	25%	22%	23%	23%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core U.S. Growth	Diversified
Core U.S. Value	Diversified
Micro-Cap	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2		Level 3	Total
Core U.S. Growth
Investments:
Assets:
Common Stocks	$866,299,122	$14,212		$1,608	$866,314,942
Rights	—	446		—	446
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	40,466,386	—		—	40,466,386

Total	$906,765,508	$14,658		$1,608	$906,781,774

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$29,773	$—		$—	$29,773

Total	$29,773	$—		$—	$29,773

Core U.S. Value
Assets:
Common Stocks	$718,901,213	$5,962		$115,311	$719,022,486
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	18,832,660	—		—	18,832,660

Total	$737,733,873	$5,962		$115,311	$737,855,146

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$52,923	$—		$—	$52,923

Total	$52,923	$—		$—	$52,923

Micro-Cap
Assets:
Common Stocks	$691,891,758	$217,373		$400,457	$692,509,588
Rights	—	8,306		—	8,306
Money Market Funds	148,924,215	—		—	148,924,215

Total	$840,815,973	$225,679		$400,457	$841,442,109

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$32,094	$—		$—	$32,094

Total	$32,094	$—		$—	$32,094

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Russell 3000
Assets:
Common Stocks	$6,003,156,615	$70,819		$461,294	$6,003,688,728
Rights	—	812		—	812
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	212,486,716	—		—	212,486,716

Total	$6,215,643,331	$71,631		$461,294	$6,216,176,256

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$302,047	$—		$—	$302,047

Total	$302,047	$—		$—	$302,047

Russell Mid-Cap
Assets:
Common Stocks	$12,152,386,123	$—		$—	$12,152,386,123
Money Market Funds	870,398,085	—		—	870,398,085

Total	$13,022,784,208	$—		$—	$13,022,784,208

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$756,720	$—		$—	$756,720

Total	$756,720	$—		$—	$756,720

Russell Mid-Cap Growth
Assets:
Common Stocks	$6,050,329,333	$—		$—	$6,050,329,333
Money Market Funds	613,312,098	—		—	613,312,098

Total	$6,663,641,431	$—		$—	$6,663,641,431

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$328,796	$—		$—	$328,796

Total	$328,796	$—		$—	$328,796

Russell Mid-Cap Value
Assets:
Common Stocks	$6,835,942,404	$—		$—	$6,835,942,404
Money Market Funds	358,591,740	—		—	358,591,740

Total	$7,194,534,144	$—		$—	$7,194,534,144

Derivative Financial Instruments:[b]
Assets:
Futures Contracts	$589,711	$—		$—	$589,711

Total	$589,711	$—		$—	$589,711

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core U.S. Growth
Barclays Capital Inc.	$188,008	$188,008	$—
BNP Paribas Prime Brokerage Inc.	1,188,097	1,188,097	—
Citigroup Global Markets Inc.	4,401,866	4,401,866	—
Credit Suisse Securities (USA) LLC	707,263	707,263	—
Deutsche Bank Securities Inc.	4,996,837	4,996,837	—
Goldman Sachs & Co.	6,204,712	6,204,712	—
HSBC Bank PLC	212,621	212,621	—
Jefferies LLC	624,378	624,378	—
JPMorgan Clearing Corp.	5,118,189	5,118,189	—
Merrill Lynch, Pierce, Fenner & Smith	3,376,070	3,376,070	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,631,041	5,631,041	—
National Financial Services LLC	369,371	369,371	—
Scotia Capital (USA) Inc.	296,901	296,901	—
SG Americas Securities LLC	42,522	42,522	—
State Street Bank & Trust Company	2,761,180	2,761,180	—
UBS Securities LLC	2,616,657	2,616,657	—
Wells Fargo Securities LLC	170,375	170,375	—

	$38,906,088	$38,906,088	$—

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core U.S. Value
Barclays Capital Inc.	$281,010	$281,010	$—
BNP Paribas Prime Brokerage Inc.	118,628	118,628	—
Citigroup Global Markets Inc.	1,011,629	1,011,629	—
Credit Suisse Securities (USA) LLC	375,242	375,242	—
Deutsche Bank Securities Inc.	1,148,081	1,148,081	—
Goldman Sachs & Co.	2,401,144	2,401,144	—
HSBC Bank PLC	486,353	486,353	—
Jefferies LLC	142,059	142,059	—
JPMorgan Clearing Corp.	5,440,060	5,440,060	—
Merrill Lynch, Pierce, Fenner & Smith	1,558,234	1,558,234	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,424,253	2,424,253	—
National Financial Services LLC	76,791	76,791	—
SG Americas Securities LLC	63,869	63,869	—
State Street Bank & Trust Company	586,042	586,042	—
Timber Hill LLC	33,706	33,706	—
UBS Securities LLC	1,072,595	1,072,595	—
Wells Fargo Securities LLC	78,892	78,892	—

	$17,298,588	$17,298,588	$—

Micro-Cap
Barclays Capital Inc.	$2,615,071	$2,615,071	$—
BNP Paribas Prime Brokerage Inc.	6,158,437	6,158,437	—
Citigroup Global Markets Inc.	6,166,882	6,166,882	—
Credit Suisse Securities (USA) LLC	5,266,602	5,266,602	—
Deutsche Bank Securities Inc.	14,319,131	14,319,131	—
Goldman Sachs & Co.	34,179,041	34,179,041	—
HSBC Bank PLC	167,574	167,574	—
Jefferies LLC	1,108,574	1,108,574	—
JPMorgan Clearing Corp.	26,826,441	26,826,441	—
Merrill Lynch, Pierce, Fenner & Smith	5,883,858	5,883,858	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	19,059,060	19,059,060	—
National Financial Services LLC	5,409,393	5,409,393	—
Scotia Capital (USA) Inc.	951,201	951,201	—
SG Americas Securities LLC	266,565	266,565	—
State Street Bank & Trust Company	4,912,582	4,912,582	—
Timber Hill LLC	436,919	436,919	—
UBS Securities LLC	6,966,686	6,966,686	—
Wells Fargo Securities LLC	1,394,407	1,394,407	—

	$142,088,424	$142,088,424	$—

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 3000
Barclays Capital Inc.	$2,324,526	$2,324,526	$—
BNP Paribas Prime Brokerage Inc.	4,305,804	4,305,804	—
Citigroup Global Markets Inc.	17,527,459	17,527,459	—
Credit Suisse Securities (USA) LLC	8,083,968	8,083,968	—
Deutsche Bank Securities Inc.	22,104,366	22,104,366	—
Goldman Sachs & Co.	49,051,215	49,051,215	—
HSBC Bank PLC	1,336,739	1,336,739	—
Jefferies LLC	28,567	28,567	—
JPMorgan Clearing Corp.	37,735,127	37,735,127	—
Merrill Lynch, Pierce, Fenner & Smith	7,632,999	7,632,999	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	27,236,604	27,236,604	—
National Financial Services LLC	1,442,904	1,442,904	—
Scotia Capital (USA) Inc.	932,683	932,683	—
SG Americas Securities LLC	1,197,050	1,197,050	—
State Street Bank & Trust Company	9,399,572	9,399,572	—
Timber Hill LLC	127,418	127,418	—
UBS Securities LLC	9,135,878	9,135,878	—
Wells Fargo Securities LLC	1,070,114	1,070,114	—

	$200,672,993	$200,672,993	$—

Russell Mid-Cap
Barclays Capital Inc.	$6,210,297	$6,210,297	$—
BMO Capital Markets	448,962	448,962	—
BNP Paribas Prime Brokerage Inc.	3,363,892	3,363,892	—
Citigroup Global Markets Inc.	48,785,755	48,785,755	—
Credit Suisse Securities (USA) LLC	45,044,675	45,044,675	—
Deutsche Bank Securities Inc.	84,171,726	84,171,726	—
Goldman Sachs & Co.	162,900,596	162,900,596	—
HSBC Bank PLC	6,103,869	6,103,869	—
Jefferies LLC	2,315,430	2,315,430	—
JPMorgan Clearing Corp.	161,937,186	161,937,186	—
Merrill Lynch, Pierce, Fenner & Smith	43,221,423	43,221,423	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	125,606,473	125,606,473	—
National Financial Services LLC	4,464,303	4,464,303	—
Scotia Capital (USA) Inc.	25,566,891	25,566,891	—
SG Americas Securities LLC	3,162,793	3,162,793	—
State Street Bank & Trust Company	53,738,473	53,738,473	—
Timber Hill LLC	14,512	14,512	—
UBS Securities LLC	62,847,133	62,847,133	—
Wells Fargo Securities LLC	1,271,515	1,271,515	—

	$841,175,904	$841,175,904	$—

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Mid-Cap Growth
Barclays Capital Inc.	$7,313,505	$7,313,505	$—
BNP Paribas Prime Brokerage Inc.	17,995,732	17,995,732	—
Citigroup Global Markets Inc.	50,983,540	50,983,540	—
Credit Suisse Securities (USA) LLC	31,765,879	31,765,879	—
Deutsche Bank Securities Inc.	38,630,009	38,630,009	—
Goldman Sachs & Co.	77,734,769	77,734,769	—
HSBC Bank PLC	11,207,014	11,207,014	—
Jefferies LLC	4,018,644	4,018,644	—
JPMorgan Clearing Corp.	169,581,675	169,581,675	—
Merrill Lynch, Pierce, Fenner & Smith	21,975,149	21,975,149	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	82,504,707	82,504,707	—
National Financial Services LLC	802,346	802,346	—
Scotia Capital (USA) Inc.	8,115,320	8,115,320	—
SG Americas Securities LLC	207,525	207,525	—
State Street Bank & Trust Company	38,564,361	38,564,361	—
Timber Hill LLC	119,241	119,241	—
UBS Securities LLC	32,441,745	32,441,745	—
Wells Fargo Securities LLC	363,488	354,513	(8,975)

	$594,324,649	$594,315,674	$(8,975)

Russell Mid-Cap Value
Barclays Capital Inc.	$3,010,081	$3,010,081	$—
BMO Capital Markets	715,940	715,940	—
BNP Paribas Prime Brokerage Inc.	1,206,311	1,206,311	—
Citigroup Global Markets Inc.	42,312,895	42,312,895	—
Credit Suisse Securities (USA) LLC	2,158,116	2,158,116	—
Deutsche Bank Securities Inc.	47,900,027	47,900,027	—
Goldman Sachs & Co.	70,678,218	70,678,218	—
HSBC Bank PLC	2,965,618	2,965,618	—
Jefferies LLC	14,171,428	14,171,428	—
JPMorgan Clearing Corp.	37,279,613	37,279,613	—
Merrill Lynch, Pierce, Fenner & Smith	39,911,524	39,911,524	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	38,295,526	38,295,526	—
National Financial Services LLC	1,534,859	1,522,358	(12,501)
SG Americas Securities LLC	105,536	105,536	—
State Street Bank & Trust Company	10,523,470	10,523,470	—
Timber Hill LLC	18,702	18,702	—
UBS Securities LLC	29,863,453	29,863,453	—
Wells Fargo Securities LLC	53	53	—

	$342,651,370	$342,638,869	$(12,501)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core U.S. Growth	0.07%
Core U.S. Value	0.07
Micro-Cap	0.60
Russell 3000	0.20

Prior to November 11, 2015, for its investment advisory services to each of the iShares Core U.S. Growth and iShares Core U.S. Value ETFs, BFA was entitled to an annual investment advisory fee of 0.09% based on the average daily net assets of each Fund.

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee			Aggregate Average Daily Net Assets
	0.2500%		First $121 billion
	0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257		[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core U.S. Growth	$153,629
Core U.S. Value	94,302
Micro-Cap	2,232,936
Russell 3000	948,199
Russell Mid-Cap	2,697,310
Russell Mid-Cap Growth	1,399,712
Russell Mid-Cap Value	1,358,163

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act as follow:

iShares ETF	Purchases	Sales
Core U.S. Growth	$57,184,005	$70,594,038
Core U.S. Value	102,238,672	39,937,686
Micro-Cap	55,356,177	47,450,286
Russell 3000	65,382,849	33,363,373
Russell Mid-Cap	406,716,903	438,744,943
Russell Mid-Cap Growth	709,453,279	787,321,977
Russell Mid-Cap Value	976,244,125	710,156,470

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core U.S. Growth
BlackRock Inc.	2,410	2,839	(2,176)	3,073	$1,046,572	$25,732	$88,147

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Core U.S. Value
BlackRock Inc.	6,325	3,183	(3,726)	5,782	$1,969,176	$54,816	$217,392
PennyMac Financial Services Inc. Class A	726	—	—	726	8,538	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	36,405	5,765	—
PNC Financial Services Group Inc. (The)	42,866	19,604	(27,538)	34,932	2,954,199	81,264	341,567

					$4,968,318	$141,845	$558,959

Russell 3000
BlackRock Inc.	35,490	4,387	(5,488)	34,389	$11,711,862	$307,056	$634,819
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	37,068	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	199,785	31,638	—
PNC Financial Services Group Inc. (The)	148,450	19,752	(26,595)	141,607	11,975,704	293,990	493,660

					$23,924,419	$632,684	$1,128,479

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Core U.S. Growth	$125,755,789	$112,355,387
Core U.S. Value	153,780,108	141,840,302
Micro-Cap	229,819,334	209,177,162
Russell 3000	383,503,564	284,906,105
Russell Mid-Cap	1,731,973,093	1,358,050,705
Russell Mid-Cap Growth	1,536,012,544	1,336,269,942
Russell Mid-Cap Value	1,893,942,869	1,653,308,383

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Growth	$768,803,336	$454,423,453
Core U.S. Value	369,275,281	477,094,878
Micro-Cap	190,506,152	297,417,783
Russell 3000	546,310,484	753,607,834
Russell Mid-Cap	3,093,556,856	2,695,945,473
Russell Mid-Cap Growth	1,745,867,055	1,733,948,826
Russell Mid-Cap Value	1,756,252,230	1,755,624,841

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of March 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$29,773	$52,923	$32,094	$302,047

		iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]		$756,720	$328,796	$589,711

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$(84,990)	$39,021	$(294,475)	$(81,252)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$17,249	$29,266	$888	$135,924

		Net Realized Gain (Loss)
		iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts		$(821,518)	$(1,062,363)	$(901,928)

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts	$289,306	$221,232	$269,577

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2016:

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Average value of contracts purchased	$1,270,532	$2,107,523	$2,022,998	$11,481,466

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average value of contracts purchased	$31,950,400	$9,764,589	$21,993,168

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to the characterization of corporate actions, passive foreign investment companies, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core U.S. Growth	$85,828,564	$106,907	$(85,935,471)
Core U.S. Value	57,361,762	620,995	(57,982,757)
Micro-Cap	97,402,505	575,195	(97,977,700)
Russell 3000	292,392,250	10,086,016	(302,478,266)
Russell Mid-Cap	1,160,499,549	15,550,011	(1,176,049,560)
Russell Mid-Cap Growth	703,623,650	3,417,225	(707,040,875)
Russell Mid-Cap Value	525,194,729	12,518,383	(537,713,112)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Core U.S. Growth
Ordinary income	$12,280,929	$7,739,899

Core U.S. Value
Ordinary income	$21,637,096	$16,514,716

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2016	2015
Micro-Cap
Ordinary income	$11,468,272	$11,654,267

Russell 3000
Ordinary income	$125,147,973	$103,166,754

Russell Mid-Cap
Ordinary income	$214,120,530	$164,085,154

Russell Mid-Cap Growth
Ordinary income	$66,097,198	$56,066,623

Russell Mid-Cap Value
Ordinary income	$151,204,560	$127,721,603

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core U.S. Growth	$140,058	$(97,511,910)	$(27,851,298)	$(251,521)	$(125,474,671)
Core U.S. Value	—	(52,939,682)	(70,310,566)	(820)	(123,251,068)
Micro-Cap	—	(86,693,329)	(155,884,333)	(12,299,010)	(254,876,672)
Russell 3000	1,938,562	(175,533,357)	923,711,212	(551,075)	749,565,342
Russell Mid-Cap	—	(79,253,525)	1,378,808,034	(3,269,981)	1,296,284,528
Russell Mid-Cap Growth	—	(550,003,999)	554,828,619	(963,860)	3,860,760
Russell Mid-Cap Value	—	(218,376,501)	58,885,635	—	(159,490,866)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core U.S. Growth	$11,551,294	$14,427,568	$55,612,220	$15,920,828	$97,511,910
Core U.S. Value	5,208,076	—	34,902,303	12,829,303	52,939,682
Micro-Cap	25,558,131	—	44,118,736	17,016,462	86,693,329
Russell 3000	—	17,354,029	126,187,428	31,991,900	175,533,357
Russell Mid-Cap	—	—	51,521,470	27,732,055	79,253,525
Russell Mid-Cap Growth	49,117,533	—	363,363,957	137,522,509	550,003,999
Russell Mid-Cap Value	—	—	214,344,315	4,032,186	218,376,501

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell 3000	$22,748,181
Russell Mid-Cap	41,366,590
Russell Mid-Cap Value	71,185,686

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Growth	$934,633,072	$38,516,304	$(66,367,602)	$(27,851,298)
Core U.S. Value	808,165,712	34,920,155	(105,230,721)	(70,310,566)
Micro-Cap	997,326,442	90,783,608	(246,667,941)	(155,884,333)
Russell 3000	5,292,465,044	1,475,541,948	(551,830,736)	923,711,212
Russell Mid-Cap	11,643,976,174	2,500,182,850	(1,121,374,816)	1,378,808,034
Russell Mid-Cap Growth	6,108,812,812	998,108,808	(443,280,189)	554,828,619
Russell Mid-Cap Value	7,135,648,509	928,103,534	(869,217,899)	58,885,635

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	85

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Core U.S. Growth	$11,942,607
Core U.S. Value	18,566,281
Micro-Cap	7,465,686
Russell 3000	119,848,692
Russell Mid-Cap	185,004,708
Russell Mid-Cap Growth	70,008,284
Russell Mid-Cap Value	123,079,880

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Core U.S. Growth	93.42%
Core U.S. Value	89.06
Micro-Cap	62.82
Russell 3000	96.59
Russell Mid-Cap	79.97
Russell Mid-Cap Growth	100.00
Russell Mid-Cap Value	74.70

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Growth	$1.080896	$—	$0.009874	$1.090770	99%	—%	1%	100%
Core U.S. Value	3.284884	—	0.064974	3.349858	98	—	2	100
Micro-Cap	0.973509	—	0.052570	1.026079	95	—	5	100
Russell 3000	2.423404	—	0.036805	2.460209	99	—	1	100
Russell Mid-Cap	2.660128	—	0.115595	2.775723	96	—	4	100
Russell Mid-Cap Growth	0.983224	—	0.021391	1.004615	98	—	2	100
Russell Mid-Cap Value	1.489675	—	0.084811	1.574486	95	—	5	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core U.S. Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Core U.S. Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Micro-Cap ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.05% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Russell 3000 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5%	1	0.08

	1,319	100.00%

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Mid-Cap ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

	1,319	100.00%

iShares Russell Mid-Cap Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Russell Mid-Cap Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Russell 3000 ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015 is USD 1.04 million. This figure is comprised of fixed remuneration of USD 405.16 thousand and variable remuneration of USD 636.64 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 123.81 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 29.98 thousand.

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years

Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).
Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).
Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).
Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-306-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 12 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.34% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a decline of 26% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented equities during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized equities.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.40%	2.40%	2.55%	2.40%	2.40%	2.55%
5 Years	11.60%	11.59%	11.80%	73.13%	72.99%	74.65%
Since Inception	12.45%	12.45%	12.65%	114.98%	115.02%	117.47%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.10	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 ETF

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 2.40%, net of fees, while the total return for the Index was 2.55%.

As represented by the Index, large-capitalization U.S. stocks posted a modest positive return for the reporting period.

Six of the ten sectors in the Index delivered positive results for the reporting period. The information technology sector was the largest contributor to Index performance. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector. Software and services companies led the sector’s advance, while technology hardware and equipment stocks fell for the reporting period.

The consumer discretionary sector posted a solid contribution to the Index’s return for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry as investors gravitated toward the industry’s relatively stable revenues.

At the other end of the spectrum, the energy sector was the largest detractor from the Index’s return for the reporting period, as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The financials and healthcare sectors also produced negative overall returns for the reporting period. Low net interest margins and heightened market volatility weighed on the financials sector, while the healthcare sector was beset by profit taking amid relatively high valuations.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	22.74%
Health Care	15.58
Financials	13.94
Consumer Discretionary	12.28
Consumer Staples	11.02
Industrials	9.76
Energy	7.19
Telecommunication Services	3.27
Materials	2.17
Utilities	2.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	4.37%
Microsoft Corp.	3.11
Exxon Mobil Corp.	2.43
Johnson & Johnson	2.09
General Electric Co.	2.08
Berkshire Hathaway Inc. Class B	1.84
Facebook Inc. Class A	1.72
AT&T Inc.	1.66
Amazon.com Inc.	1.58
Wells Fargo & Co.	1.57

TOTAL	22.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.52%	5.56%	5.74%	5.52%	5.56%	5.74%
5 Years	13.19%	13.20%	13.44%	85.81%	85.88%	87.85%
Since Inception	14.21%	14.22%	14.46%	137.94%	138.02%	141.32%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.80	$1.05	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 5.52%, net of fees, while the total return for the Index was 5.74%.

As represented by the Index, large-capitalization U.S. growth stocks posted a modest positive return for the reporting period, outperforming most other capitalization and style segments of the U.S. equity market.

Six of the ten sectors in the Index posted positive results for the reporting period. The information technology sector was the largest contributor to Index performance. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector. Software and services companies led the sector’s advance.

The consumer discretionary sector posted a solid contribution to the Index’s return for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues.

At the other end of the spectrum, the healthcare sector was the largest detractor from the Index’s return for the reporting period, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

The energy sector was another large detractor from the Index’s performance as oil and gas prices declined by approximately 24% and 38%, respectively. Similarly, declining commodity prices and weak economic growth weighed on the industrials and materials sectors.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*
Information Technology	31.93%
Consumer Discretionary	19.82
Health Care	16.67
Consumer Staples	13.12
Industrials	8.94
Telecommunication Services	3.17
Financials	3.06
Materials	2.89
Energy	0.37
Utilities	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*
Apple Inc.	8.30%
Microsoft Corp.	3.35
Facebook Inc. Class A	3.27
Amazon.com Inc.	2.99
Alphabet Inc. Class A	2.91
Alphabet Inc. Class C	2.90
Verizon Communications Inc.	2.71
Coca-Cola Co. (The)	2.41
Home Depot Inc. (The)	2.29
Walt Disney Co. (The)	2.23

TOTAL	33.36%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.91)%	(0.96)%	(0.72)%	(0.91)%	(0.96)%	(0.72)%
5 Years	9.87%	9.86%	10.12%	60.12%	60.00%	61.93%
Since Inception	10.56%	10.56%	10.80%	92.46%	92.45%	95.24%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.10	$1.04	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -0.91%, net of fees, while the total return for the Index was -0.72%.

As represented by the Index, large-capitalization U.S. value stocks posted a modestly negative return for the reporting period as larger-capitalization stocks outperformed the broader market, while value stocks lagged growth stocks.

Just three of the ten sectors in the Index declined for the reporting period, but they included two of the Index’s largest sectors. The energy sector detracted the most from the Index’s return for the reporting period as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The financials sector, the largest sector weighting in the Index, was also a significant detractor from Index performance. Banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks. The other declining sector was consumer discretionary, which fell as retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

On the positive side, the industrials sector was the largest contributor to the Index’s return for the reporting period, even as global demand for manufactured goods eased amid slowing global economic growth and a stronger U.S. dollar. The telecommunication services and utilities sectors, which tend to be more stable and less economically sensitive, were also strong contributors to the Index’s return. Both sectors attracted investors seeking relatively high dividend yields and stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	26.03%
Energy	14.75
Health Care	14.37
Information Technology	12.53
Industrials	10.67
Consumer Staples	8.69
Utilities	4.29
Consumer Discretionary	3.91
Telecommunication Services	3.38
Materials	1.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	5.14%
General Electric Co.	4.40
Johnson & Johnson	3.84
Berkshire Hathaway Inc. Class B	3.63
Wells Fargo & Co.	3.31
Procter & Gamble Co. (The)	3.28
JPMorgan Chase & Co.	3.23
AT&T Inc.	2.99
Microsoft Corp.	2.85
Pfizer Inc.	2.68

TOTAL	35.35%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.41%	0.44%	0.50%	0.41%	0.44%	0.50%
5 Years	11.21%	11.21%	11.35%	70.13%	70.11%	71.18%
10 Years	6.95%	6.94%	7.06%	95.72%	95.62%	97.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.00	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 ETF

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 0.41%, net of fees, while the total return for the Index was 0.50%.

As represented by the Index, large- and mid-capitalization U.S. stocks posted a relatively flat return for the reporting period.

Six of the ten sectors in the Index delivered positive results for the reporting period. The information technology sector, the largest sector weighting in the Index, contributed the most to Index performance. Robust growth in smartphone usage, cloud computing, and online security helped fuel the positive returns in the information technology sector.

Consumer-based stocks were also among the largest contributors to the Index’s return. In the consumer staples sector, economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues. The consumer discretionary sector also posted a solid contribution to the Index’s return for the reporting period, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the energy sector produced negative overall returns for the reporting period as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The financials and healthcare sectors also produced negative overall returns for the reporting period. Low net interest margins and heightened market volatility weighed on the financials sector, while the healthcare sector was beset by profit taking amid relatively high valuations.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	20.24%
Financials	16.50
Health Care	13.66
Consumer Discretionary	13.56
Industrials	10.71
Consumer Staples	9.65
Energy	6.45
Utilities	3.43
Materials	3.19
Telecommunication Services	2.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	3.09%
Microsoft Corp.	2.20
Exxon Mobil Corp.	1.72
Johnson & Johnson	1.47
General Electric Co.	1.47
Berkshire Hathaway Inc. Class B	1.30
Facebook Inc. Class A	1.21
AT&T Inc.	1.17
Amazon.com Inc.	1.11
Wells Fargo & Co.	1.11

TOTAL	15.85%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.34%	2.36%	2.52%	2.34%	2.36%	2.52%
5 Years	12.17%	12.17%	12.38%	77.57%	77.56%	79.23%
10 Years	8.09%	8.09%	8.28%	117.76%	117.65%	121.63%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.20	$1.04	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was 2.34%, net of fees, while the total return for the Index was 2.52%.

As represented by the Index, large- and mid-capitalization U.S. growth stocks posted a modest positive return for the reporting period. Within the Russell 1000® Index, growth stocks outperformed value stocks.

Half of the sectors in the Index contributed to performance for the reporting period, led by the information technology sector. The gains in the information technology sector were driven in part by the outsized returns of several of the largest stocks in the sector. However, robust growth in smartphone usage, cloud computing, and online security also helped fuel the positive returns in the information technology sector.

Consumer-based stocks were also among the largest contributors to the Index’s return. Economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues. The consumer discretionary sector also posted a solid contribution to the Index’s return, even though retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the healthcare sector was the largest detractor from the Index’s performance for the reporting period, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

The energy sector also produced negative returns for the reporting period as oil and gas prices declined by approximately 24% and 38%, respectively. Similarly, declining commodity prices and weak economic growth weighed on the industrials and materials sectors.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*
Information Technology	28.31%
Consumer Discretionary	21.31
Health Care	15.51
Consumer Staples	11.77
Industrials	11.03
Financials	5.61
Materials	3.51
Telecommunication Services	2.39
Energy	0.51
Utilities	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*
Apple Inc.	5.97%
Microsoft Corp.	2.41
Facebook Inc. Class A	2.35
Amazon.com Inc.	2.15
Alphabet Inc. Class A	2.09
Alphabet Inc. Class C	2.08
Verizon Communications Inc.	1.95
Coca-Cola Co. (The)	1.73
Home Depot Inc. (The)	1.65
Walt Disney Co. (The)	1.60

TOTAL	23.98%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.66)%	(1.65)%	(1.54)%	(1.66)%	(1.65)%	(1.54)%
5 Years	10.04%	10.03%	10.25%	61.31%	61.27%	62.86%
10 Years	5.56%	5.56%	5.72%	71.80%	71.81%	74.37%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.80	$1.04	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -1.66%, net of fees, while the total return for the Index was -1.54%.

As represented by the Index, large- and mid- capitalization U.S. value stocks declined for the reporting period. Within the Russell 1000® Index, value stocks underperformed growth stocks.

Half of the sectors in the Index detracted from performance for the reporting period. The energy sector was the largest detractor from the Index’s return as oil and gas prices declined by approximately 24% and 38%, respectively. Energy markets continued to face slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The financials sector was another significant detractor from the Index’s return for the reporting period. Banks continued to struggle with low net interest margins, while heightened market volatility and declining assets weighed on the performance of diversified financial services stocks. Another notable detractor was the consumer discretionary sector, which fell as retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices.

At the other end of the spectrum, the utilities sector, which tends to be less economically sensitive, was the largest contributor to the Index’s return for the reporting period. Investors were attracted to the relatively high dividend yields and stable revenues in the utilities sector. The industrials sector also produced positive overall returns for the reporting period, even as global demand for manufactured goods eased amid slowing global economic growth and a stronger U.S. dollar. The remaining contributors to Index performance included the information technology, telecommunication services, and consumer staples sectors.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	28.14%
Energy	12.80
Health Care	11.68
Information Technology	11.60
Industrials	10.37
Consumer Staples	7.37
Utilities	7.05
Consumer Discretionary	5.28
Telecommunication Services	2.86
Materials	2.85

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.55%
General Electric Co.	3.03
Johnson & Johnson	2.65
Berkshire Hathaway Inc. Class B	2.50
Wells Fargo & Co.	2.29
Procter & Gamble Co. (The)	2.27
JPMorgan Chase & Co.	2.23
AT&T Inc.	2.06
Microsoft Corp.	1.96
Pfizer Inc.	1.85

TOTAL	24.39%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.67)%	(9.72)%	(9.76)%	(9.67)%	(9.72)%	(9.76)%
5 Years	7.25%	7.25%	7.20%	41.91%	41.91%	41.59%
10 Years	5.29%	5.28%	5.26%	67.41%	67.31%	66.93%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.00	$1.01	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 ETF

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -9.67%, net of fees, while the total return for the Index was -9.76%.

As represented by the Index, small-capitalization U.S. stocks declined for the reporting period. Based on the Russell indexes, small-capitalization stocks underperformed both large- and mid-capitalization stocks for the reporting period.

Seven of the ten sectors in the Index declined for the reporting period. The healthcare sector had the most significant negative impact on Index performance, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries.

The consumer discretionary and energy sectors were also meaningful detractors from Index performance. Retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices, putting downward pressure on the consumer discretionary sector. The energy sector continued to struggle with sharp declines in oil and gas prices as slowing demand and oversupply forced U.S. energy companies to downsize through capital spending cuts and layoffs.

Slowing global demand also weighed on the industrials and materials sectors. Aerospace and defense stocks were the biggest detractors in the industrials sector, while chemicals producers fell the most among materials stocks.

The three sectors in the Index with positive returns were utilities, telecommunication services, and consumer staples. The telecommunication services and utilities sectors, which tend to be less economically sensitive, offered relatively high dividend yields and steady revenues. In the consumer staples sector, economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	26.05%
Information Technology	18.01
Consumer Discretionary	13.92
Health Care	13.80
Industrials	12.95
Utilities	4.26
Materials	3.87
Consumer Staples	3.64
Energy	2.61
Telecommunication Services	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

STERIS PLC (United Kingdom)	0.37%
CubeSmart	0.36
West Pharmaceutical Services Inc.	0.31
TreeHouse Foods Inc.	0.30
Vail Resorts Inc.	0.30
Piedmont Natural Gas Co. Inc.	0.29
MarketAxess Holdings Inc.	0.28
Sovran Self Storage Inc.	0.28
Highwoods Properties Inc.	0.28
Casey’s General Stores Inc.	0.27

TOTAL	3.04%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.67)%	(11.70)%	(11.84)%	(11.67)%	(11.70)%	(11.84)%
5 Years	7.84%	7.83%	7.70%	45.85%	45.79%	44.88%
10 Years	6.05%	6.06%	6.00%	80.00%	80.04%	79.13%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.80	$1.25	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -11.67%, net of fees, while the total return for the Index was -11.84%.

As represented by the Index, small-capitalization U.S. growth stocks declined for the reporting period. Based on the Russell indexes, small-capitalization stocks underperformed both large- and mid-capitalization stocks for the reporting period. Within the Russell 2000® Index, growth stocks underperformed value stocks.

Seven of the ten sectors in the Index declined for the reporting period. The healthcare sector had the most significant negative impact on Index performance, reflecting profit taking amid relatively high valuations. The biotechnology and pharmaceuticals industries were hardest hit as the high prices of prescription drugs made headlines, resulting in pricing pressure and political scrutiny for the industries. The healthcare sector accounted for approximately half of the Index’s negative return for the reporting period.

The consumer discretionary and information technology sectors were also meaningful detractors from Index performance. Retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices, putting downward pressure on the consumer discretionary sector. The decline in the information technology sector was driven in part by weaker demand for personal computers.

Slowing global demand also weighed on the energy and industrials sectors of the Index. The energy sector continued to struggle with sharp declines in oil and gas prices, while industrials stocks fell as slowing global economic growth and a stronger U.S. dollar reduced demand for manufactured goods.

The three sectors in the Index with positive returns were telecommunication services, financials, and utilities. The telecommunication services and utilities sectors, which tend to be less economically sensitive, benefited from their relatively high dividend yields and steady revenues. Banks and real estate investment trusts contributed to the financials sector’s positive overall return.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Information Technology	25.61%
Health Care	23.79
Consumer Discretionary	18.08
Industrials	14.10
Financials	8.45
Materials	4.31
Consumer Staples	3.66
Energy	1.00
Telecommunication Services	0.89
Utilities	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

STERIS PLC (United Kingdom)	0.76%
West Pharmaceutical Services Inc.	0.63
Vail Resorts Inc.	0.61
MarketAxess Holdings Inc.	0.58
CubeSmart	0.57
Casey’s General Stores Inc.	0.55
Tyler Technologies Inc.	0.54
Manhattan Associates Inc.	0.53
WellCare Health Plans Inc.	0.51
Sovran Self Storage Inc.	0.51

TOTAL	5.79%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.76)%	(7.81)%	(7.72)%	(7.76)%	(7.81)%	(7.72)%
5 Years	6.56%	6.55%	6.67%	37.37%	37.35%	38.07%
10 Years	4.32%	4.33%	4.42%	52.69%	52.73%	54.14%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.50	$1.28	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -7.76%, net of fees, while the total return for the Index was -7.72%.

As represented by the Index, small-capitalization U.S. value stocks declined for the reporting period. Based on the Russell indexes, small-capitalization stocks underperformed both large- and mid-capitalization stocks for the reporting period. Within the Russell 2000® Index, value stocks outperformed growth stocks.

Eight of the ten sectors in the Index declined for the reporting period. The energy sector detracted the most from Index performance as oil and gas prices declined by 24% and 38%, respectively. Energy markets continued to struggle with slowing demand and oversupply, forcing U.S. energy companies to downsize through capital spending cuts and layoffs.

The consumer discretionary and financials sectors were also meaningful detractors from Index performance. Retail sales remained sluggish despite strong job growth, low interest rates, and declining energy prices, putting downward pressure on the consumer discretionary sector. Meanwhile, real estate investment trusts and diversified financial services firms led the overall decline in the financials sector.

Slowing global demand weighed on both the industrials and materials sectors. Aerospace and defense stocks were the biggest detractors in the industrials sector, while chemicals producers fell the most among materials stocks.

The only two sectors in the Index with positive returns were utilities and consumer staples, both of which tend to be more stable and less economically sensitive. The utilities sector’s relatively high dividend yields and steady revenues were attractive to investors amid the uncertain economic outlook. In the consumer staples sector, economic uncertainty drove up stock prices in the food, beverage, and tobacco industry, as investors gravitated toward the industry’s relatively stable revenues.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Financials	43.02%
Industrials	11.83
Information Technology	10.72
Consumer Discretionary	9.93
Utilities	8.23
Health Care	4.18
Energy	4.13
Consumer Staples	3.62
Materials	3.45
Telecommunication Services	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

TreeHouse Foods Inc.	0.59%
Piedmont Natural Gas Co. Inc.	0.56
Highwoods Properties Inc.	0.54
Post Holdings Inc.	0.51
First American Financial Corp.	0.50
Investors Bancorp. Inc.	0.46
EPR Properties	0.46
IDACORP Inc.	0.45
WGL Holdings Inc.	0.43
Gramercy Property Trust	0.42

TOTAL	4.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.95%
Boeing Co. (The)	4,027	$511,187
General Dynamics Corp.	1,704	223,854
Honeywell International Inc.	4,837	541,986
Lockheed Martin Corp.	1,682	372,563
Northrop Grumman Corp.	1,132	224,023
Raytheon Co.	1,882	230,790
United Technologies Corp.	5,177	518,218

		2,622,621
AIR FREIGHT & LOGISTICS — 0.82%
FedEx Corp.	1,660	270,115
United Parcel Service Inc. Class B	4,344	458,162

		728,277
AIRLINES — 0.46%
American Airlines Group Inc.	3,881	159,160
Delta Air Lines Inc.	5,071	246,856

		406,016
AUTO COMPONENTS — 0.18%
Johnson Controls Inc.	4,059	158,179

		158,179
AUTOMOBILES — 0.87%
Ford Motor Co.	24,123	325,661
General Motors Co.	9,929	312,068
Tesla Motors Inc.[a,b]	606	139,241

		776,970
BANKS — 5.92%
Bank of America Corp.	64,984	878,584
BB&T Corp.	4,799	159,663
Citigroup Inc.	18,774	783,815
JPMorgan Chase & Co.	22,963	1,359,869
PNC Financial Services Group Inc. (The)[c]	3,204	270,962
U.S. Bancorp.	10,377	421,202
Wells Fargo & Co.	28,828	1,394,122

		5,268,217
BEVERAGES — 2.32%
Coca-Cola Co. (The)	24,264	1,125,607
PepsiCo Inc.	9,133	935,950

		2,061,557
BIOTECHNOLOGY — 3.97%
AbbVie Inc.	10,242	585,023
Alexion Pharmaceuticals Inc.[a]	1,333	185,580

Security	Shares	Value
Amgen Inc.	4,705	$705,421
Baxalta Inc.	3,375	136,350
Biogen Inc.[a]	1,381	359,502
Celgene Corp.[a]	4,911	491,542
Gilead Sciences Inc.	8,453	776,493
Regeneron Pharmaceuticals Inc.[a]	487	175,534
Vertex Pharmaceuticals Inc.[a]	1,509	119,950

		3,535,395
CAPITAL MARKETS — 1.82%
Bank of New York Mellon Corp. (The)	6,949	255,932
BlackRock Inc.[c]	774	263,601
Charles Schwab Corp. (The)	7,068	198,045
Franklin Resources Inc.	2,426	94,735
Goldman Sachs Group Inc. (The)	2,673	419,608
Morgan Stanley	9,487	237,270
State Street Corp.	2,551	149,284

		1,618,475
CHEMICALS — 2.15%
Air Products & Chemicals Inc.	1,327	191,154
Chemours Co. (The)	1,107	7,749
Dow Chemical Co. (The)	6,915	351,697
Ecolab Inc.	1,630	181,778
EI du Pont de Nemours & Co.	5,602	354,719
LyondellBasell Industries NV Class A	2,251	192,640
Monsanto Co.	2,732	239,706
PPG Industries Inc.	1,682	187,526
Praxair Inc.	1,778	203,492

		1,910,461
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Waste Management Inc.	2,835	167,265

		167,265
COMMUNICATIONS EQUIPMENT — 1.01%
Cisco Systems Inc.	31,470	895,951

		895,951
CONSUMER FINANCE — 0.75%
American Express Co.	5,072	311,421
Capital One Financial Corp.	3,210	222,485
Discover Financial Services	2,562	130,457

		664,363
DIVERSIFIED FINANCIAL SERVICES — 2.05%
Berkshire Hathaway Inc. Class Ba	11,508	1,632,755
CME Group Inc./IL	1,981	190,275

		1,823,030

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.19%
AT&T Inc.	37,667	$1,475,416
Verizon Communications Inc.	25,237	1,364,817

		2,840,233
ELECTRIC UTILITIES — 1.74%
American Electric Power Co. Inc.	3,021	200,595
Duke Energy Corp.	4,275	344,907
Exelon Corp.	5,716	204,976
NextEra Energy Inc.	2,748	325,198
PG&E Corp.	2,970	177,368
Southern Co. (The)	5,626	291,033

		1,544,077
ELECTRICAL EQUIPMENT — 0.46%
Eaton Corp. PLC	2,893	180,986
Emerson Electric Co.	4,126	224,372

		405,358
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
Corning Inc.	6,872	143,556

		143,556
ENERGY EQUIPMENT & SERVICES — 1.00%
Baker Hughes Inc.	2,708	118,692
Halliburton Co.	5,256	187,744
Schlumberger Ltd.	7,857	579,454

		885,890
FOOD & STAPLES RETAILING — 2.81%
Costco Wholesale Corp.	2,726	429,563
CVS Health Corp.	6,982	724,243
Kroger Co. (The)	6,041	231,068
Wal-Mart Stores Inc.	9,774	669,421
Walgreens Boots Alliance Inc.	5,319	448,073

		2,502,368
FOOD PRODUCTS — 1.20%
Archer-Daniels-Midland Co.	3,848	139,721
General Mills Inc.	3,676	232,875
Kraft Heinz Co. (The)	3,671	288,394
Mondelez International Inc. Class A	10,078	404,329

		1,065,319
HEALTH CARE EQUIPMENT & SUPPLIES — 1.80%
Abbott Laboratories	9,227	385,966
Baxter International Inc.	3,380	138,850
Becton Dickinson and Co.	1,293	196,303

Security	Shares	Value
Medtronic PLC	8,818	$661,350
Stryker Corp.	2,083	223,485

		1,605,954
HEALTH CARE PROVIDERS & SERVICES — 2.74%
Aetna Inc.	2,156	242,227
Anthem Inc.	1,635	227,249
Cardinal Health Inc.	2,046	167,670
Cigna Corp.	1,590	218,212
Express Scripts Holding Co.[a]	3,914	268,853
HCA Holdings Inc.[a]	1,989	155,241
Humana Inc.	929	169,960
McKesson Corp.	1,438	226,125
UnitedHealth Group Inc.	5,890	759,221

		2,434,758
HOTELS, RESTAURANTS & LEISURE — 1.92%
Carnival Corp.	2,637	139,154
Las Vegas Sands Corp.	2,279	117,779
McDonald’s Corp.	5,462	686,464
Starbucks Corp.	9,285	554,315
Yum! Brands Inc.	2,524	206,589

		1,704,301
HOUSEHOLD PRODUCTS — 2.34%
Colgate-Palmolive Co.	5,606	396,064
Kimberly-Clark Corp.	2,255	303,320
Procter & Gamble Co. (The)	16,787	1,381,738

		2,081,122
INDUSTRIAL CONGLOMERATES — 3.21%
3M Co.	3,925	654,023
Danaher Corp.	3,694	350,413
General Electric Co.	58,194	1,849,987

		2,854,423
INSURANCE — 2.17%
Aflac Inc.	2,683	169,405
Allstate Corp. (The)	2,383	160,543
American International Group Inc.	7,109	384,241
Chubb Ltd.	2,883	343,509
Marsh & McLennan Companies Inc.	3,319	201,762
MetLife Inc.	5,808	255,204
Prudential Financial Inc.	2,793	201,710
Travelers Companies Inc. (The)	1,822	212,646

		1,929,020
INTERNET & CATALOG RETAIL — 2.34%
Amazon.com Inc.[a]	2,359	1,400,397

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2016

Security	Shares	Value
Netflix Inc.[a,b]	2,627	$268,558
Priceline Group Inc. (The)[a]	320	412,467

		2,081,422
INTERNET SOFTWARE & SERVICES — 5.21%
Alphabet Inc. Class Aa	1,783	1,360,251
Alphabet Inc. Class Ca	1,820	1,355,809
eBay Inc.[a]	7,542	179,952
Facebook Inc. Class Aa	13,391	1,527,913
Yahoo! Inc.[a]	5,800	213,498

		4,637,423
IT SERVICES — 4.04%
Accenture PLC Class A	3,891	449,021
Automatic Data Processing Inc.	2,895	259,710
Cognizant Technology Solutions Corp. Class Aa	3,764	236,003
International Business Machines Corp.	5,619	850,998
MasterCard Inc. Class A	6,185	584,482
PayPal Holdings Inc.[a]	7,500	289,500
Visa Inc. Class A	12,112	926,326

		3,596,040
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Illumina Inc.[a]	893	144,764
Thermo Fisher Scientific Inc.	2,459	348,170

		492,934
MACHINERY — 0.83%
Caterpillar Inc.	3,741	286,336
Cummins Inc.	1,054	115,877
Deere & Co.	1,951	150,208
Illinois Tool Works Inc.	1,851	189,616

		742,037
MEDIA — 3.80%
CBS Corp. Class B NVS	2,838	156,345
Comcast Corp. Class A	15,495	946,434
DISH Network Corp. Class Aa	1,331	61,572
Thomson Reuters Corp.	2,016	81,608
Time Warner Cable Inc.	1,746	357,266
Time Warner Inc.	5,112	370,876
Twenty-First Century Fox Inc. Class A	6,913	192,734
Twenty-First Century Fox Inc. Class B	3,026	85,333
Viacom Inc. Class A	62	2,809
Viacom Inc. Class B NVS	2,120	87,514
Walt Disney Co. (The)	10,499	1,042,656

		3,385,147

Security	Shares	Value
METALS & MINING — 0.02%
Southern Copper Corp.[b]	699	$19,369

		19,369
MULTI-UTILITIES — 0.31%
Dominion Resources Inc./VA	3,676	276,141

		276,141
MULTILINE RETAIL — 0.34%
Target Corp.	3,711	305,341

		305,341
OIL, GAS & CONSUMABLE FUELS — 6.18%
Anadarko Petroleum Corp.	3,164	147,347
Apache Corp.	2,354	114,899
Chevron Corp.	11,636	1,110,074
ConocoPhillips	7,651	308,106
Devon Energy Corp.	2,959	81,195
EOG Resources Inc.	3,409	247,425
Exxon Mobil Corp.	25,872	2,162,640
Kinder Morgan Inc./DE	11,088	198,032
Marathon Petroleum Corp.	3,365	125,111
Occidental Petroleum Corp.	4,744	324,632
Phillips 66	3,350	290,077
Spectra Energy Corp.	4,167	127,510
Valero Energy Corp.	2,966	190,239
Williams Companies Inc. (The)	4,580	73,601

		5,500,888
PERSONAL PRODUCTS — 0.14%
Estee Lauder Companies Inc. (The) Class A	1,304	122,980

		122,980
PHARMACEUTICALS — 6.49%
Allergan PLC[a]	2,428	650,777
Bristol-Myers Squibb Co.	10,315	658,922
Eli Lilly & Co.	6,061	436,452
Johnson & Johnson	17,159	1,856,604
Merck & Co. Inc.	17,482	924,973
Mylan NVa	2,606	120,788
Pfizer Inc.	38,102	1,129,343

		5,777,859
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.22%
American Tower Corp.	2,626	268,823
Equity Residential	2,229	167,242
Public Storage	893	246,316
Simon Property Group Inc.	1,930	400,842

		1,083,223

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2016

Security	Shares	Value
ROAD & RAIL — 0.84%
CSX Corp.	6,122	$157,641
Norfolk Southern Corp.	1,890	157,343
Union Pacific Corp.	5,423	431,400

		746,384
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.50%
Broadcom Ltd.	2,341	361,684
Intel Corp.	29,354	949,602
Micron Technology Inc.[a]	6,613	69,238
QUALCOMM Inc.	9,307	475,960
Texas Instruments Inc.	6,449	370,302

		2,226,786
SOFTWARE — 4.70%
Adobe Systems Inc.[a]	3,098	290,592
Microsoft Corp.	50,057	2,764,648
Oracle Corp.	19,605	802,041
salesforce.com inc.[a]	4,059	299,676
VMware Inc. Class Aa,b	501	26,207

		4,183,164
SPECIALTY RETAIL — 2.08%
Home Depot Inc. (The)	8,038	1,072,510
Lowe’s Companies Inc.	5,889	446,092
TJX Companies Inc. (The)	4,210	329,854

		1,848,456
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.08%
Apple Inc.	35,648	3,885,275
EMC Corp./MA	12,007	319,987
Hewlett Packard Enterprise Co.	10,616	188,222
HP Inc.	10,663	131,368

		4,524,852
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
NIKE Inc. Class B	8,393	515,918
VF Corp.	2,100	135,996

		651,914
TOBACCO — 2.20%
Altria Group Inc.	12,168	762,447
Philip Morris International Inc.	9,586	940,482
Reynolds American Inc.	5,125	257,839

		1,960,768

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
T-Mobile U.S. Inc.[a]	1,679	$64,306

		64,306

TOTAL COMMON STOCKS
(Cost: $91,034,548)		88,860,590

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	434,847	434,847
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	22,088	22,088
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	67,128	67,128

		524,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $524,063)		524,063

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $91,558,611)		89,384,653
Other Assets, Less Liabilities — (0.46)%		(405,654)

NET ASSETS — 100.00%		$88,978,999

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 3.21%
Boeing Co. (The)	54,337	$6,897,539
General Dynamics Corp.	7,048	925,896
Honeywell International Inc.	65,241	7,310,254
Lockheed Martin Corp.	16,261	3,601,811
Northrop Grumman Corp.	4,618	913,902
United Technologies Corp.	6,410	641,641

		20,291,043
AIR FREIGHT & LOGISTICS — 1.19%
FedEx Corp.	8,103	1,318,520
United Parcel Service Inc. Class B	58,551	6,175,374

		7,493,894
AIRLINES — 0.87%
American Airlines Group Inc.	52,607	2,157,413
Delta Air Lines Inc.	68,128	3,316,471

		5,473,884
AUTO COMPONENTS — 0.08%
Johnson Controls Inc.	12,018	468,341

		468,341
AUTOMOBILES — 0.30%
Tesla Motors Inc.[a,b]	8,139	1,870,098

		1,870,098
BEVERAGES — 4.40%
Coca-Cola Co. (The)	327,267	15,181,916
PepsiCo Inc.	123,191	12,624,614

		27,806,530
BIOTECHNOLOGY — 7.44%
AbbVie Inc.	138,149	7,891,071
Alexion Pharmaceuticals Inc.[a]	18,009	2,507,213
Amgen Inc.	63,457	9,514,108
Baxalta Inc.	28,844	1,165,298
Biogen Inc.[a]	18,604	4,842,993
Celgene Corp.[a]	66,196	6,625,558
Gilead Sciences Inc.	114,077	10,479,113
Regeneron Pharmaceuticals Inc.[a]	6,548	2,360,161
Vertex Pharmaceuticals Inc.[a]	20,343	1,617,065

		47,002,580
CAPITAL MARKETS — 0.54%
Bank of New York Mellon Corp. (The)	10,167	374,451
BlackRock Inc.[c]	3,330	1,134,098
Charles Schwab Corp. (The)	67,601	1,894,180

		3,402,729

Security	Shares	Value
CHEMICALS — 2.87%
Air Products & Chemicals Inc.	14,752	$2,125,026
Chemours Co. (The)	6,915	48,405
Dow Chemical Co. (The)	12,262	623,645
Ecolab Inc.	22,035	2,457,343
EI du Pont de Nemours & Co.	34,904	2,210,121
LyondellBasell Industries NV Class A	30,516	2,611,559
Monsanto Co.	36,709	3,220,848
PPG Industries Inc.	22,689	2,529,597
Praxair Inc.	20,044	2,294,036

		18,120,580
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	3,241	191,219

		191,219
CONSUMER FINANCE — 0.13%
American Express Co.	13,269	814,717

		814,717
DIVERSIFIED FINANCIAL SERVICES — 0.23%
Berkshire Hathaway Inc. Class Ba	10,090	1,431,569

		1,431,569
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.17%
AT&T Inc.	74,683	2,925,333
Verizon Communications Inc.	315,882	17,082,899

		20,008,232
ELECTRICAL EQUIPMENT — 0.33%
Emerson Electric Co.	38,430	2,089,823

		2,089,823
ENERGY EQUIPMENT & SERVICES — 0.15%
Schlumberger Ltd.	12,789	943,189

		943,189
FOOD & STAPLES RETAILING — 2.99%
Costco Wholesale Corp.	36,721	5,786,495
CVS Health Corp.	87,296	9,055,214
Kroger Co. (The)	81,824	3,129,768
Walgreens Boots Alliance Inc.	10,810	910,635

		18,882,112
FOOD PRODUCTS — 1.11%
General Mills Inc.	49,749	3,151,599
Kraft Heinz Co. (The)	49,403	3,881,100

		7,032,699

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.85%
Baxter International Inc.	28,869	$1,185,938
Becton Dickinson and Co.	17,476	2,653,206
Stryker Corp.	14,292	1,533,389

		5,372,533
HEALTH CARE PROVIDERS & SERVICES — 3.88%
Aetna Inc.	7,170	805,550
Anthem Inc.	4,364	606,552
Cardinal Health Inc.	24,961	2,045,554
Cigna Corp.	21,480	2,947,915
Express Scripts Holding Co.[a]	44,329	3,044,959
HCA Holdings Inc.[a]	2,072	161,720
Humana Inc.	11,576	2,117,829
McKesson Corp.	19,326	3,039,013
UnitedHealth Group Inc.	75,474	9,728,599

		24,497,691
HOTELS, RESTAURANTS & LEISURE — 3.34%
Las Vegas Sands Corp.	30,512	1,576,860
McDonald’s Corp.	73,705	9,263,245
Starbucks Corp.	125,232	7,476,350
Yum! Brands Inc.	34,111	2,791,985

		21,108,440
HOUSEHOLD PRODUCTS — 1.25%
Colgate-Palmolive Co.	66,210	4,677,736
Kimberly-Clark Corp.	24,098	3,241,422

		7,919,158
INDUSTRIAL CONGLOMERATES — 1.54%
3M Co.	52,943	8,821,892
Danaher Corp.	9,623	912,838

		9,734,730
INSURANCE — 0.26%
Marsh & McLennan Companies Inc.	26,840	1,631,604

		1,631,604
INTERNET & CATALOG RETAIL — 4.45%
Amazon.com Inc.[a]	31,813	18,885,469
Netflix Inc.[a]	35,417	3,620,680
Priceline Group Inc. (The)[a]	4,327	5,577,330

		28,083,479
INTERNET SOFTWARE & SERVICES — 9.45%
Alphabet Inc. Class Aa	24,059	18,354,611
Alphabet Inc. Class Ca	24,551	18,289,267
eBay Inc.[a]	101,389	2,419,142
Facebook Inc. Class Aa	180,610	20,607,601

		59,670,621

Security	Shares	Value
IT SERVICES — 6.77%
Accenture PLC Class A	52,425	$6,049,845
Automatic Data Processing Inc.	31,467	2,822,905
Cognizant Technology Solutions Corp. Class Aa	50,954	3,194,816
International Business Machines Corp.	42,061	6,370,138
MasterCard Inc. Class A	83,431	7,884,230
PayPal Holdings Inc.[a]	101,389	3,913,615
Visa Inc. Class Ab	163,367	12,494,308

		42,729,857
LIFE SCIENCES TOOLS & SERVICES — 0.56%
Illumina Inc.[a]	12,027	1,949,697
Thermo Fisher Scientific Inc.	11,196	1,585,242

		3,534,939
MACHINERY — 0.75%
Caterpillar Inc.	8,772	671,409
Cummins Inc.	10,569	1,161,956
Deere & Co.	4,740	364,932
Illinois Tool Works Inc.	24,973	2,558,234

		4,756,531
MEDIA — 6.25%
CBS Corp. Class B NVS	38,353	2,112,867
Comcast Corp. Class A	188,719	11,526,956
DISH Network Corp. Class Aa	12,242	566,315
Time Warner Cable Inc.	23,593	4,827,600
Time Warner Inc.	35,443	2,571,390
Twenty-First Century Fox Inc. Class A	63,251	1,763,438
Twenty-First Century Fox Inc. Class B	27,324	770,537
Viacom Inc. Class A	858	38,867
Viacom Inc. Class B NVS	28,926	1,194,065
Walt Disney Co. (The)	141,612	14,063,488

		39,435,523
METALS & MINING — 0.01%
Southern Copper Corp.[b]	3,089	85,596

		85,596
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	2,484	186,598

		186,598
MULTILINE RETAIL — 0.05%
Target Corp.	4,153	341,709

		341,709

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.22%
EOG Resources Inc.	3,912	$283,933
Marathon Petroleum Corp.	3,371	125,334
Williams Companies Inc. (The)	62,508	1,004,503

		1,413,770
PERSONAL PRODUCTS — 0.26%
Estee Lauder Companies Inc. (The) Class A	17,507	1,651,085

		1,651,085
PHARMACEUTICALS — 3.92%
Allergan PLC[a]	14,805	3,968,184
Bristol-Myers Squibb Co.	139,126	8,887,369
Eli Lilly & Co.	81,664	5,880,624
Johnson & Johnson	29,855	3,230,311
Merck & Co. Inc.	26,880	1,422,221
Mylan NVa	29,743	1,378,588

		24,767,297
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.91%
American Tower Corp.	35,311	3,614,787
Public Storage	11,037	3,044,336
Simon Property Group Inc.	25,979	5,395,578

		12,054,701
ROAD & RAIL — 1.01%
CSX Corp.	21,306	548,630
Union Pacific Corp.	73,077	5,813,275

		6,361,905
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.64%
Broadcom Ltd.	22,110	3,415,995
Intel Corp.	27,715	896,580
Micron Technology Inc.[a]	7,074	74,065
QUALCOMM Inc.	19,081	975,803
Texas Instruments Inc.	86,829	4,985,721

		10,348,164
SOFTWARE — 5.69%
Adobe Systems Inc.[a]	41,752	3,916,338
Microsoft Corp.	382,813	21,142,762
Oracle Corp.	158,662	6,490,862
salesforce.com inc.[a]	54,750	4,042,192
VMware Inc. Class Aa,b	6,883	360,050

		35,952,204

Security	Shares	Value
SPECIALTY RETAIL — 3.95%
Home Depot Inc. (The)	108,413	$14,465,546
Lowe’s Companies Inc.	79,429	6,016,747
TJX Companies Inc. (The)	56,785	4,449,105

		24,931,398
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.36%
Apple Inc.	480,816	52,404,136
EMC Corp./MA	13,373	356,390

		52,760,526
TEXTILES, APPAREL & LUXURY GOODS — 1.39%
NIKE Inc. Class B	113,180	6,957,175
VF Corp.	28,208	1,826,750

		8,783,925
TOBACCO — 3.08%
Altria Group Inc.	154,445	9,677,524
Philip Morris International Inc.	64,387	6,317,009
Reynolds American Inc.	68,914	3,467,063

		19,461,596

TOTAL COMMON STOCKS
(Cost: $494,757,649)		630,898,819

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	5,510,902	5,510,902
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	279,917	279,917
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	596,475	596,475

		6,387,294

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,387,294)		6,387,294

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.92%
(Cost: $501,144,943)	$637,286,113
Other Assets, Less Liabilities — (0.92)%	(5,804,315)

NET ASSETS — 100.00%	$631,481,798

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.65%
General Dynamics Corp.	4,779	$627,817
Lockheed Martin Corp.	1,910	423,065
Northrop Grumman Corp.	3,168	626,947
Raytheon Co.	7,647	937,752
United Technologies Corp.	19,004	1,902,300

		4,517,881
AIR FREIGHT & LOGISTICS — 0.41%
FedEx Corp.	4,283	696,930

		696,930
AUTO COMPONENTS — 0.29%
Johnson Controls Inc.	12,763	497,374

		497,374
AUTOMOBILES — 1.52%
Ford Motor Co.	97,721	1,319,233
General Motors Co.	40,232	1,264,492

		2,583,725
BANKS — 12.50%
Bank of America Corp.	262,763	3,552,556
BB&T Corp.	19,358	644,041
Citigroup Inc.	75,915	3,169,451
JPMorgan Chase & Co.	92,849	5,498,518
PNC Financial Services Group Inc. (The)[a]	12,970	1,096,873
U.S. Bancorp.	41,917	1,701,411
Wells Fargo & Co.	116,562	5,636,938

		21,299,788
BIOTECHNOLOGY — 0.12%
Baxalta Inc.	4,965	200,586

		200,586
CAPITAL MARKETS — 3.24%
Bank of New York Mellon Corp. (The)	25,070	923,328
BlackRock Inc.[a]	2,142	729,501
Charles Schwab Corp. (The)	8,375	234,667
Franklin Resources Inc.	9,693	378,512
Goldman Sachs Group Inc. (The)	10,810	1,696,954
Morgan Stanley	38,410	960,634
State Street Corp.	10,273	601,176

		5,524,772
CHEMICALS — 1.35%
Air Products & Chemicals Inc.	955	137,568
Chemours Co. (The)	2,406	16,842

Security	Shares	Value
Dow Chemical Co. (The)	24,336	$1,237,729
EI du Pont de Nemours & Co.	12,189	771,807
Praxair Inc.	1,213	138,828

		2,302,774
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Waste Management Inc.	10,465	617,435

		617,435
COMMUNICATIONS EQUIPMENT — 2.13%
Cisco Systems Inc.	127,249	3,622,779

		3,622,779
CONSUMER FINANCE — 1.43%
American Express Co.	16,534	1,015,188
Capital One Financial Corp.	12,983	899,852
Discover Financial Services	10,360	527,531

		2,442,571
DIVERSIFIED FINANCIAL SERVICES — 4.07%
Berkshire Hathaway Inc. Class Bb	43,508	6,172,915
CME Group Inc./IL	8,024	770,705

		6,943,620
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.22%
AT&T Inc.	129,914	5,088,731
Verizon Communications Inc.	7,332	396,515

		5,485,246
ELECTRIC UTILITIES — 3.66%
American Electric Power Co. Inc.	12,262	814,197
Duke Energy Corp.	17,305	1,396,168
Exelon Corp.	23,014	825,282
NextEra Energy Inc.	11,115	1,315,349
PG&E Corp.	12,013	717,416
Southern Co. (The)	22,741	1,176,392

		6,244,804
ELECTRICAL EQUIPMENT — 0.59%
Eaton Corp. PLC	11,691	731,389
Emerson Electric Co.	5,187	282,069

		1,013,458
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.34%
Corning Inc.	27,811	580,972

		580,972
ENERGY EQUIPMENT & SERVICES — 1.93%
Baker Hughes Inc.	10,847	475,424
Halliburton Co.	21,296	760,693

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2016

Security	Shares	Value
Schlumberger Ltd.	27,927	$2,059,616

		3,295,733
FOOD & STAPLES RETAILING — 2.62%
CVS Health Corp.	2,061	213,788
Wal-Mart Stores Inc.	39,523	2,706,930
Walgreens Boots Alliance Inc.	18,264	1,538,559

		4,459,277
FOOD PRODUCTS — 1.29%
Archer-Daniels-Midland Co.	15,481	562,115
Mondelez International Inc. Class A	40,702	1,632,964

		2,195,079
HEALTH CARE EQUIPMENT & SUPPLIES — 2.87%
Abbott Laboratories	37,253	1,558,293
Baxter International Inc.	4,970	204,168
Medtronic PLC	35,657	2,674,275
Stryker Corp.	4,157	446,004

		4,882,740
HEALTH CARE PROVIDERS & SERVICES — 1.46%
Aetna Inc.	6,590	740,387
Anthem Inc.	5,281	734,006
Cardinal Health Inc.	786	64,413
Express Scripts Holding Co.[b]	2,532	173,923
HCA Holdings Inc.[b]	7,376	575,697
Humana Inc.	274	50,128
UnitedHealth Group Inc.	1,197	154,293

		2,492,847
HOTELS, RESTAURANTS & LEISURE — 0.33%
Carnival Corp.	10,600	559,362

		559,362
HOUSEHOLD PRODUCTS — 3.54%
Colgate-Palmolive Co.	2,782	196,548
Kimberly-Clark Corp.	1,881	253,014
Procter & Gamble Co. (The)	67,878	5,587,038

		6,036,600
INDUSTRIAL CONGLOMERATES — 5.06%
Danaher Corp.	12,050	1,143,063
General Electric Co.	235,293	7,479,965

		8,623,028
INSURANCE — 4.29%
Aflac Inc.	10,860	685,700
Allstate Corp. (The)	9,665	651,131
American International Group Inc.	28,750	1,553,938

Security	Shares	Value
Chubb Ltd.	11,633	$1,386,072
Marsh & McLennan Companies Inc.	5,373	326,625
MetLife Inc.	23,464	1,031,008
Prudential Financial Inc.	11,337	818,758
Travelers Companies Inc. (The)	7,395	863,070

		7,316,302
INTERNET SOFTWARE & SERVICES — 0.51%
Yahoo! Inc.[b]	23,486	864,520

		864,520
IT SERVICES — 1.02%
Automatic Data Processing Inc.	2,308	207,051
International Business Machines Corp.	10,112	1,531,462

		1,738,513
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Thermo Fisher Scientific Inc.	6,615	936,618

		936,618
MACHINERY — 0.92%
Caterpillar Inc.	12,494	956,291
Cummins Inc.	1,091	119,945
Deere & Co.	6,471	498,202

		1,574,438
MEDIA — 1.10%
Comcast Corp. Class A	6,070	370,756
DISH Network Corp. Class Ab	1,758	81,325
Thomson Reuters Corp.	8,224	332,907
Time Warner Inc.	10,035	728,039
Twenty-First Century Fox Inc. Class A	9,036	251,924
Twenty-First Century Fox Inc. Class B	3,934	110,939

		1,875,890
METALS & MINING — 0.03%
Southern Copper Corp.	1,897	52,566

		52,566
MULTI-UTILITIES — 0.62%
Dominion Resources Inc./VA	14,122	1,060,845

		1,060,845
MULTILINE RETAIL — 0.66%
Target Corp.	13,761	1,132,255

		1,132,255
OIL, GAS & CONSUMABLE FUELS — 12.80%
Anadarko Petroleum Corp.	12,675	590,275
Apache Corp.	9,411	459,351
Chevron Corp.	47,049	4,488,475

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2016

Security	Shares	Value
ConocoPhillips	30,863	$1,242,853
Devon Energy Corp.	11,993	329,088
EOG Resources Inc.	12,574	912,621
Exxon Mobil Corp.	104,607	8,744,099
Kinder Morgan Inc./DE	44,687	798,110
Marathon Petroleum Corp.	12,541	466,274
Occidental Petroleum Corp.	19,224	1,315,498
Phillips 66	13,560	1,174,160
Spectra Energy Corp.	16,753	512,642
Valero Energy Corp.	12,078	774,683

		21,808,129
PHARMACEUTICALS — 9.35%
Allergan PLC[b]	5,382	1,442,538
Johnson & Johnson	60,430	6,538,526
Merck & Co. Inc.	62,630	3,313,753
Mylan NVb	1,578	73,140
Pfizer Inc.	154,063	4,566,427

		15,934,384
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.45%
Equity Residential	9,083	681,498
Public Storage	315	86,886

		768,384
ROAD & RAIL — 0.65%
CSX Corp.	18,294	471,070
Norfolk Southern Corp.	7,607	633,283

		1,104,353
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.46%
Broadcom Ltd.	2,798	432,291
Intel Corp.	110,387	3,571,019
Micron Technology Inc.[b]	24,933	261,049
QUALCOMM Inc.	31,894	1,631,059

		5,895,418
SOFTWARE — 3.60%
Microsoft Corp.	87,638	4,840,247
Oracle Corp.	31,720	1,297,665

		6,137,912
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.46%
EMC Corp./MA	44,634	1,189,496
Hewlett Packard Enterprise Co.	42,935	761,237
HP Inc.	43,152	531,633

		2,482,366

Security	Shares	Value
TOBACCO — 1.23%
Altria Group Inc.	2,901	$181,777
Philip Morris International Inc.	19,459	1,909,122

		2,090,899
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
T-Mobile U.S. Inc.[b]	6,851	262,393

		262,393

TOTAL COMMON STOCKS
(Cost: $173,032,204)		170,155,566

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,c]	96,788	96,788

		96,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,788)		96,788

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $173,128,992)		170,252,354
Other Assets, Less Liabilities — 0.11%		184,509

NET ASSETS — 100.00%		$170,436,863

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	472,951	$60,036,400	0.41%
Honeywell International Inc.	567,998	63,644,176	0.43
United Technologies Corp.	607,765	60,837,276	0.41
Other securities[a]		178,225,025	1.20

		362,742,877	2.45
AIR FREIGHT & LOGISTICS
Other securities[a]		100,133,884	0.68

		100,133,884	0.68
AIRLINES
Other securities[a]		101,792,845	0.69

		101,792,845	0.69
AUTO COMPONENTS
Other securities[a]		59,055,934	0.40

		59,055,934	0.40
AUTOMOBILES
Other securities[a]		100,554,586	0.68

		100,554,586	0.68
BANKS
Bank of America Corp.	7,630,891	103,169,646	0.70
Citigroup Inc.	2,204,633	92,043,428	0.62
JPMorgan Chase & Co.	2,696,493	159,686,315	1.08
PNC Financial Services Group Inc. (The)[b]	376,337	31,826,820	0.22
Wells Fargo & Co.	3,385,134	163,705,080	1.11
Other securities[a]		191,293,561	1.28

		741,724,850	5.01
BEVERAGES
Coca-Cola Co. (The)	2,849,197	132,174,249	0.89
PepsiCo Inc.	1,072,506	109,910,415	0.74
Other securities[a]		75,065,033	0.51

		317,149,697	2.14
BIOTECHNOLOGY
AbbVie Inc.	1,202,738	68,700,395	0.46
Amgen Inc.	552,459	82,830,178	0.56
Celgene Corp.[c]	576,311	57,682,968	0.39

Security	Shares	Value	% of Net Assets
Gilead Sciences Inc.	992,873	$91,205,314	0.62%
Other securities[a]		162,416,063	1.10

		462,834,918	3.13
BUILDING PRODUCTS
Other securities[a]		34,112,249	0.23

		34,112,249	0.23
CAPITAL MARKETS
BlackRock Inc.[b]	91,162	31,047,042	0.21
Other securities[a]		249,301,216	1.68

		280,348,258	1.89
CHEMICALS
Other securities[a]		325,531,293	2.20

		325,531,293	2.20
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		81,963,170	0.55

		81,963,170	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,695,437	105,209,091	0.71
Other securities[a]		52,161,316	0.35

		157,370,407	1.06
CONSTRUCTION & ENGINEERING
Other securities[a]		21,605,000	0.15

		21,605,000	0.15
CONSTRUCTION MATERIALS
Other securities[a]		20,582,937	0.14

		20,582,937	0.14
CONSUMER FINANCE
Other securities[a]		110,094,623	0.74

		110,094,623	0.74
CONTAINERS & PACKAGING
Other securities[a]		65,457,420	0.44

		65,457,420	0.44
DISTRIBUTORS
Other securities[a]		18,053,328	0.12

		18,053,328	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		12,182,767	0.08

		12,182,767	0.08
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,351,375	191,733,085	1.30

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$103,964,118	0.70%

		295,697,203	2.00
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,423,103	173,252,944	1.17
Verizon Communications Inc.	2,963,443	160,262,997	1.08
Other securities[a]		40,937,538	0.28

		374,453,479	2.53
ELECTRIC UTILITIES
Other securities[a]		295,045,147	1.99

		295,045,147	1.99
ELECTRICAL EQUIPMENT
Other securities[a]		82,855,884	0.56

		82,855,884	0.56
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		75,128,359	0.51

		75,128,359	0.51
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	922,599	68,041,676	0.46
Other securities[a]		85,112,916	0.58

		153,154,592	1.04
FOOD & STAPLES RETAILING
CVS Health Corp.	819,852	85,043,248	0.57
Wal-Mart Stores Inc.	1,147,734	78,608,302	0.53
Other securities[a]		166,897,747	1.13

		330,549,297	2.23
FOOD PRODUCTS
Other securities[a]		253,012,071	1.71

		253,012,071	1.71
GAS UTILITIES
Other securities[a]		22,436,045	0.15

		22,436,045	0.15
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,035,462	77,659,650	0.52
Other securities[a]		252,020,783	1.71

		329,680,433	2.23
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	691,657	89,154,587	0.60
Other securities[a]		286,045,247	1.94

		375,199,834	2.54

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$21,411,373	0.15%

		21,411,373	0.15
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	641,467	80,619,573	0.54
Starbucks Corp.	1,090,275	65,089,417	0.44
Other securities[a]		161,325,694	1.09

		307,034,684	2.07
HOUSEHOLD DURABLES
Other securities[a]		83,257,347	0.56

		83,257,347	0.56
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,971,272	162,255,398	1.10
Other securities[a]		106,701,367	0.72

		268,956,765	1.82
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		13,305,068	0.09

		13,305,068	0.09
INDUSTRIAL CONGLOMERATES
3M Co.	460,918	76,802,766	0.52
General Electric Co.	6,833,377	217,233,055	1.47
Other securities[a]		59,144,327	0.40

		353,180,148	2.39
INSURANCE
Other securities[a]		423,726,183	2.86

		423,726,183	2.86
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	276,968	164,419,284	1.11
Other securities[a]		109,096,987	0.74

		273,516,271	1.85
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	209,459	159,796,271	1.08
Alphabet Inc. Class Cc	213,739	159,224,868	1.08
Facebook Inc. Class Ac	1,572,384	179,409,014	1.21
Other securities[a]		89,736,198	0.60

		588,166,351	3.97

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	659,792	$99,925,498	0.68%
MasterCard Inc. Class A	726,359	68,640,926	0.46
Visa Inc. Class A	1,422,282	108,776,127	0.73
Other securities[a]		291,772,600	1.98

		569,115,151	3.85
LEISURE PRODUCTS
Other securities[a]		25,183,105	0.17

		25,183,105	0.17
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		104,150,229	0.70

		104,150,229	0.70
MACHINERY
Other securities[a]		227,911,454	1.54

		227,911,454	1.54
MARINE
Other securities[a]		2,435,234	0.02

		2,435,234	0.02
MEDIA
Comcast Corp. Class A	1,819,482	111,133,961	0.75
Walt Disney Co. (The)	1,232,879	122,437,213	0.83
Other securities[a]		263,618,856	1.78

		497,190,030	3.36
METALS & MINING
Other securities[a]		58,044,400	0.39

		58,044,400	0.39
MULTI-UTILITIES
Other securities[a]		163,600,364	1.11

		163,600,364	1.11
MULTILINE RETAIL
Other securities[a]		93,151,082	0.63

		93,151,082	0.63
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,366,361	130,350,839	0.88
Exxon Mobil Corp.	3,038,007	253,947,005	1.72
Other securities[a]		416,088,578	2.81

		800,386,422	5.41

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$1,872,356	0.01%

		1,872,356	0.01
PERSONAL PRODUCTS
Other securities[a]		26,031,828	0.18

		26,031,828	0.18
PHARMACEUTICALS
Allergan PLC[c]	285,159	76,431,167	0.52
Bristol-Myers Squibb Co.	1,211,240	77,374,011	0.52
Johnson & Johnson	2,014,898	218,011,964	1.47
Merck & Co. Inc.	2,052,825	108,614,971	0.73
Pfizer Inc.	4,474,191	132,615,021	0.90
Other securities[a]		112,039,337	0.76

		725,086,471	4.90
PROFESSIONAL SERVICES
Other securities[a]		52,326,074	0.35

		52,326,074	0.35
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		563,877,904	3.81

		563,877,904	3.81
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		16,659,797	0.11

		16,659,797	0.11
ROAD & RAIL
Other securities[a]		117,457,590	0.79

		117,457,590	0.79
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,447,023	111,511,194	0.75
Other securities[a]		281,710,728	1.91

		393,221,922	2.66
SOFTWARE
Microsoft Corp.	5,877,896	324,636,196	2.19
Oracle Corp.	2,302,204	94,183,166	0.64
Other securities[a]		227,078,681	1.53

		645,898,043	4.36
SPECIALTY RETAIL
Home Depot Inc. (The)	943,847	125,937,505	0.85
Other securities[a]		271,268,032	1.83

		397,205,537	2.68

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	4,185,972	$456,229,088	3.08%
Other securities[a]		105,877,386	0.72

		562,106,474	3.80
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	985,365	60,570,387	0.41
Other securities[a]		76,973,201	0.52

		137,543,588	0.93
THRIFTS & MORTGAGE FINANCE
Other securities[a]		6,423,942	0.04

		6,423,942	0.04
TOBACCO
Altria Group Inc.	1,428,912	89,535,626	0.60
Philip Morris International Inc.	1,125,620	110,434,578	0.75
Other securities[a]		30,185,447	0.21

		230,155,651	1.56
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		41,487,469	0.28

		41,487,469	0.28
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		3,374,360	0.02

		3,374,360	0.02
WATER UTILITIES
Other securities[a]		13,081,842	0.09

		13,081,842	0.09
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,032,718	0.08

		12,032,718	0.08

TOTAL COMMON STOCKS
(Cost: $13,621,602,604)		14,780,068,614	99.86

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	337,985,634	$337,985,634	2.28%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,d,e]	17,167,423	17,167,423	0.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	19,828,554	19,828,554	0.13

		374,981,611	2.53

TOTAL SHORT-TERM INVESTMENTS
(Cost: $374,981,611)		374,981,611	2.53

TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,996,584,215)		15,155,050,225	102.39
Other Assets, Less Liabilities		(353,285,205)	(2.39)

NET ASSETS		$14,801,765,020	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	179	Jun. 2016	Chicago Mercantile	$18,360,925	$642,580
S&P MidCap 400 E-Mini	14	Jun. 2016	Chicago Mercantile	2,017,680	94,042

Net unrealized appreciation					$736,622

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,836,781	$233,160,980	0.79%
Honeywell International Inc.	2,205,380	247,112,829	0.83
Other securities[a]		341,960,807	1.15

		822,234,616	2.77
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,979,238	208,750,232	0.70
Other securities[a]		101,454,146	0.35

		310,204,378	1.05
AIRLINES
Other securities[a]		377,006,080	1.27

		377,006,080	1.27
AUTO COMPONENTS
Other securities[a]		135,480,914	0.46

		135,480,914	0.46
AUTOMOBILES
Other securities[a]		86,631,521	0.29

		86,631,521	0.29
BANKS
Other securities[a]		27,166,825	0.09

		27,166,825	0.09
BEVERAGES
Coca-Cola Co. (The)	11,062,732	513,200,138	1.73
PepsiCo Inc.	4,164,278	426,755,209	1.44
Other securities[a]		245,567,707	0.82

		1,185,523,054	3.99
BIOTECHNOLOGY
AbbVie Inc.	4,669,923	266,746,002	0.90
Amgen Inc.	2,145,051	321,607,496	1.08
Biogen Inc.[b]	628,864	163,705,876	0.55
Celgene Corp.[b]	2,237,648	223,966,188	0.75
Gilead Sciences Inc.	3,856,186	354,229,246	1.19
Other securities[a]		439,310,548	1.49

		1,769,565,356	5.96
BUILDING PRODUCTS
Other securities[a]		97,998,117	0.33

		97,998,117	0.33

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[c]	112,557	$38,333,538	0.13%
Other securities[a]		290,709,942	0.98

		329,043,480	1.11
CHEMICALS
Other securities[a]		845,243,071	2.85

		845,243,071	2.85
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		143,560,320	0.48

		143,560,320	0.48
COMMUNICATIONS EQUIPMENT
Other securities[a]		118,406,453	0.40

		118,406,453	0.40
CONSTRUCTION & ENGINEERING
Other securities[a]		4,060,451	0.01

		4,060,451	0.01
CONSTRUCTION MATERIALS
Other securities[a]		19,441,886	0.07

		19,441,886	0.07
CONSUMER FINANCE
Other securities[a]		42,427,167	0.14

		42,427,167	0.14
CONTAINERS & PACKAGING
Other securities[a]		163,377,126	0.55

		163,377,126	0.55
DISTRIBUTORS
Other securities[a]		67,040,099	0.23

		67,040,099	0.23
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		41,447,295	0.14

		41,447,295	0.14
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		262,223,381	0.88

		262,223,381	0.88
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	10,677,879	577,459,696	1.95
Other securities[a]		130,541,407	0.44

		708,001,103	2.39
ELECTRIC UTILITIES
Other securities[a]		7,042,568	0.02

		7,042,568	0.02

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$181,983,358	0.61%

		181,983,358	0.61
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		130,153,313	0.44

		130,153,313	0.44
ENERGY EQUIPMENT & SERVICES
Other securities[a]		45,475,581	0.15

		45,475,581	0.15
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,241,273	195,599,799	0.66
CVS Health Corp.	2,950,905	306,097,376	1.03
Other securities[a]		213,544,286	0.72

		715,241,461	2.41
FOOD PRODUCTS
Kraft Heinz Co. (The)	1,670,012	131,196,143	0.44
Other securities[a]		379,508,352	1.28

		510,704,495	1.72
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		548,451,639	1.85

		548,451,639	1.85
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,551,266	328,858,187	1.11
Other securities[a]		702,861,440	2.37

		1,031,719,627	3.48
HEALTH CARE TECHNOLOGY
Other securities[a]		78,324,963	0.26

		78,324,963	0.26
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,491,450	313,125,436	1.06
Starbucks Corp.	4,233,264	252,725,861	0.85
Other securities[a]		461,700,763	1.55

		1,027,552,060	3.46
HOUSEHOLD DURABLES
Other securities[a]		185,854,917	0.63

		185,854,917	0.63

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,238,117	$158,122,966	0.53%
Other securities[a]		188,396,225	0.64

		346,519,191	1.17
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,884,207	0.01

		1,884,207	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,789,624	298,205,047	1.00
Other securities[a]		54,698,909	0.19

		352,903,956	1.19
INSURANCE
Other securities[a]		160,192,324	0.54

		160,192,324	0.54
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	1,075,384	638,390,958	2.15
Netflix Inc.[b,d]	1,197,230	122,392,823	0.41
Priceline Group Inc. (The)[b,d]	146,245	188,503,955	0.64
Other securities[a]		89,454,333	0.30

		1,038,742,069	3.50
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	813,261	620,436,817	2.09
Alphabet Inc. Class Cb	829,892	618,228,045	2.08
Facebook Inc. Class Ab	6,105,196	696,602,864	2.35
Other securities[a]		247,434,057	0.83

		2,182,701,783	7.35
IT SERVICES
Accenture PLC Class A	1,772,123	204,502,994	0.69
International Business Machines Corp.	1,421,800	215,331,610	0.73
MasterCard Inc. Class A	2,820,265	266,515,043	0.90
PayPal Holdings Inc.[b]	3,427,317	132,294,436	0.45
Visa Inc. Class A	5,522,361	422,350,169	1.42

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$633,938,141	2.13%

		1,874,932,393	6.32
LEISURE PRODUCTS
Other securities[a]		49,373,427	0.17

		49,373,427	0.17
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		217,882,649	0.73

		217,882,649	0.73
MACHINERY
Other securities[a]		411,089,918	1.38

		411,089,918	1.38
MEDIA
Comcast Corp. Class A	6,379,345	389,650,393	1.31
Time Warner Cable Inc.	797,527	163,189,975	0.55
Walt Disney Co. (The)	4,786,950	475,392,004	1.60
Other securities[a]		566,032,274	1.91

		1,594,264,646	5.37
METALS & MINING
Other securities[a]		12,323,523	0.04

		12,323,523	0.04
MULTI-UTILITIES
Other securities[a]		6,299,939	0.02

		6,299,939	0.02
MULTILINE RETAIL
Other securities[a]		183,780,721	0.62

		183,780,721	0.62
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		105,236,547	0.35

		105,236,547	0.35
PERSONAL PRODUCTS
Other securities[a]		74,102,512	0.25

		74,102,512	0.25
PHARMACEUTICALS
Allergan PLC[b]	500,448	134,135,077	0.45
Bristol-Myers Squibb Co.	4,702,925	300,422,849	1.01
Eli Lilly & Co.	2,760,539	198,786,413	0.67
Other securities[a]		318,389,926	1.08

		951,734,265	3.21

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$157,594,372	0.53%

		157,594,372	0.53
REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	1,193,642	122,193,132	0.41
Simon Property Group Inc.	878,166	182,386,297	0.61
Other securities[a]		494,714,975	1.67

		799,294,404	2.69
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		44,333,907	0.15

		44,333,907	0.15
ROAD & RAIL
Union Pacific Corp.	2,470,253	196,508,626	0.66
Other securities[a]		88,507,815	0.30

		285,016,441	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	2,935,118	168,534,476	0.57
Other securities[a]		488,957,735	1.65

		657,492,211	2.22
SOFTWARE
Adobe Systems Inc.[b]	1,411,385	132,387,913	0.45
Microsoft Corp.	12,940,366	714,696,414	2.41
Oracle Corp.	5,363,343	219,414,362	0.74
salesforce.com inc.[b,d]	1,850,740	136,640,134	0.46
Other securities[a]		435,629,760	1.46

		1,638,768,583	5.52
SPECIALTY RETAIL
Home Depot Inc. (The)	3,664,707	488,981,855	1.65
Lowe’s Companies Inc.	2,684,988	203,387,841	0.69
TJX Companies Inc. (The)	1,919,534	150,395,489	0.51
Other securities[a]		596,048,208	2.00

		1,438,813,393	4.85
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	16,253,141	1,771,429,837	5.97
Other securities[a]		20,586,236	0.07

		1,792,016,073	6.04

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	3,825,896	$235,177,827	0.79%
Other securities[a]		232,435,631	0.79

		467,613,458	1.58
TOBACCO
Altria Group Inc.	5,220,780	327,134,075	1.10
Philip Morris International Inc.	2,176,513	213,537,690	0.72
Other securities[a]		117,199,912	0.40

		657,871,677	2.22
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		127,277,665	0.43

		127,277,665	0.43

TOTAL COMMON STOCKS
(Cost: $23,455,347,154)		29,648,642,929	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,e,f]	879,069,843	879,069,843	2.96
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,e,f]	44,650,905	44,650,905	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,e]	30,383,641	30,383,641	0.11

		954,104,389	3.22

TOTAL SHORT-TERM INVESTMENTS
(Cost: $954,104,389)		954,104,389	3.22

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $24,409,451,543)	$30,602,747,318	103.12%
Other Assets, Less Liabilities	(925,400,486)	(3.12)

NET ASSETS	$29,677,346,832	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	254	Jun. 2016	Chicago Mercantile	$26,054,050	$911,817

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Raytheon Co.	815,570	$100,013,349	0.38%
United Technologies Corp.	2,029,876	203,190,588	0.77
Other securities[a]		252,260,128	0.96

		555,464,065	2.11
AIR FREIGHT & LOGISTICS
Other securities[a]		74,483,616	0.28

		74,483,616	0.28
AIRLINES
Other securities[a]		17,098,109	0.06

		17,098,109	0.06
AUTO COMPONENTS
Other securities[a]		88,843,735	0.34

		88,843,735	0.34
AUTOMOBILES
Ford Motor Co.	10,435,662	140,881,437	0.54
General Motors Co.	4,295,639	135,011,934	0.51
Other securities[a]		11,947,725	0.04

		287,841,096	1.09
BANKS
Bank of America Corp.	28,068,925	379,491,866	1.44
Citigroup Inc.	8,109,342	338,565,028	1.29
JPMorgan Chase & Co.	9,918,581	587,378,367	2.23
PNC Financial Services Group Inc. (The)[b]	1,384,266	117,067,376	0.44
U.S. Bancorp.	4,477,346	181,735,474	0.69
Wells Fargo & Co.	12,451,653	602,161,939	2.29
Other securities[a]		496,055,424	1.88

		2,702,455,474	10.26
BEVERAGES
Other securities[a]		43,288,830	0.16

		43,288,830	0.16
BIOTECHNOLOGY
Other securities[a]		25,997,314	0.10

		25,997,314	0.10

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$32,197,773	0.12%

		32,197,773	0.12
CAPITAL MARKETS
BlackRock Inc.[b]	228,694	77,886,316	0.30
Goldman Sachs Group Inc. (The)	1,154,657	181,258,056	0.69
Morgan Stanley	4,097,230	102,471,722	0.39
Other securities[a]		357,747,123	1.35

		719,363,217	2.73
CHEMICALS
Dow Chemical Co. (The)	2,598,465	132,157,930	0.50
Other securities[a]		264,464,966	1.01

		396,622,896	1.51
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		165,888,240	0.63

		165,888,240	0.63
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	13,593,035	386,993,706	1.47
Other securities[a]		79,742,483	0.30

		466,736,189	1.77
CONSTRUCTION & ENGINEERING
Other securities[a]		75,785,042	0.29

		75,785,042	0.29
CONSTRUCTION MATERIALS
Other securities[a]		57,281,402	0.22

		57,281,402	0.22
CONSUMER FINANCE
American Express Co.	1,766,821	108,482,809	0.41
Other securities[a]		256,279,003	0.98

		364,761,812	1.39
CONTAINERS & PACKAGING
Other securities[a]		85,655,992	0.33

		85,655,992	0.33
DISTRIBUTORS
Other securities[a]		2,823,016	0.01

		2,823,016	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		5,516,395	0.02

		5,516,395	0.02

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	4,647,710	$659,417,095	2.50%
Other securities[a]		179,750,644	0.69

		839,167,739	3.19
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	13,878,005	543,601,456	2.06
Other securities[a]		162,895,578	0.62

		706,497,034	2.68
ELECTRIC UTILITIES
Duke Energy Corp.	1,848,291	149,120,118	0.57
NextEra Energy Inc.	1,187,024	140,472,420	0.53
Southern Co. (The)	2,427,543	125,576,799	0.48
Other securities[a]		663,536,224	2.52

		1,078,705,561	4.10
ELECTRICAL EQUIPMENT
Other securities[a]		132,138,087	0.50

		132,138,087	0.50
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		152,518,009	0.58

		152,518,009	0.58
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	2,982,988	219,995,365	0.84
Other securities[a]		300,125,302	1.14

		520,120,667	1.98
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	4,221,751	289,147,726	1.10
Walgreens Boots Alliance Inc.	1,950,818	164,336,908	0.62
Other securities[a]		84,861,999	0.32

		538,346,633	2.04
FOOD PRODUCTS
Mondelez International Inc. Class A	4,347,506	174,421,941	0.66
Other securities[a]		272,133,433	1.04

		446,555,374	1.70
GAS UTILITIES
Other securities[a]		82,513,547	0.31

		82,513,547	0.31

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	3,979,033	$166,442,950	0.63%
Medtronic PLC	3,808,779	285,658,425	1.08
Other securities[a]		240,996,939	0.92

		693,098,314	2.63
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		403,037,732	1.53

		403,037,732	1.53
HEALTH CARE TECHNOLOGY
Other securities[a]		4,447,028	0.02

		4,447,028	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		156,232,731	0.59

		156,232,731	0.59
HOUSEHOLD DURABLES
Other securities[a]		130,476,117	0.50

		130,476,117	0.50
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	7,250,994	596,829,316	2.27
Other securities[a]		64,115,418	0.24

		660,944,734	2.51
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		47,147,010	0.18

		47,147,010	0.18
INDUSTRIAL CONGLOMERATES
Danaher Corp.	1,286,201	122,009,027	0.46
General Electric Co.	25,135,443	799,055,733	3.03
Other securities[a]		43,851,753	0.17

		964,916,513	3.66
INSURANCE
American International Group Inc.	3,072,284	166,056,950	0.63
Chubb Ltd.	1,242,496	148,043,398	0.56
MetLife Inc.	2,503,761	110,015,258	0.42
Other securities[a]		983,208,189	3.74

		1,407,323,795	5.35
INTERNET & CATALOG RETAIL
Other securities[a]		22,149,612	0.08

		22,149,612	0.08

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
Other securities[a]		$95,932,578	0.36%

		95,932,578	0.36
IT SERVICES
International Business Machines Corp.	1,079,986	163,563,880	0.62
Other securities[a]		153,410,662	0.58

		316,974,542	1.20
LEISURE PRODUCTS
Other securities[a]		45,784,022	0.17

		45,784,022	0.17
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		176,564,306	0.67

		176,564,306	0.67
MACHINERY
Caterpillar Inc.[d]	1,332,659	102,001,720	0.39
Other securities[a]		347,395,324	1.32

		449,397,044	1.71
MARINE
Other securities[a]		8,973,142	0.03

		8,973,142	0.03
MEDIA
Other securities[a]		319,006,568	1.21

		319,006,568	1.21
METALS & MINING
Other securities[a]		201,559,853	0.77

		201,559,853	0.77
MULTI-UTILITIES
Dominion Resources Inc./VA	1,506,893	113,197,802	0.43
Other securities[a]		482,607,566	1.83

		595,805,368	2.26
MULTILINE RETAIL
Target Corp.	1,470,552	120,997,019	0.46
Other securities[a]		47,702,725	0.18

		168,699,744	0.64
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	5,025,939	479,474,581	1.82
ConocoPhillips	3,295,338	132,703,261	0.50
Exxon Mobil Corp.	11,174,781	934,099,944	3.55
Occidental Petroleum Corp.	2,052,975	140,485,079	0.53

Security	Shares	Value	% of Net Assets
Phillips 66	1,447,640	$125,351,148	0.48%
Other securities[a]		1,032,141,211	3.92

		2,844,255,224	10.80
PAPER & FOREST PRODUCTS
Other securities[a]		6,866,573	0.03

		6,866,573	0.03
PERSONAL PRODUCTS
Other securities[a]		25,475,644	0.10

		25,475,644	0.10
PHARMACEUTICALS
Allergan PLC[c]	574,798	154,063,108	0.59
Johnson & Johnson	6,455,404	698,474,713	2.65
Merck & Co. Inc.	6,690,154	353,976,048	1.34
Pfizer Inc.	16,457,554	487,801,901	1.85
Other securities[a]		71,210,877	0.28

		1,765,526,647	6.71
PROFESSIONAL SERVICES
Other securities[a]		42,943,272	0.16

		42,943,272	0.16
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,317,585,114	5.00

		1,317,585,114	5.00
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,929,511	0.08

		19,929,511	0.08
ROAD & RAIL
Other securities[a]		162,142,300	0.62

		162,142,300	0.62
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	11,791,721	381,462,174	1.45
QUALCOMM Inc.	3,406,712	174,219,252	0.66
Other securities[a]		267,618,796	1.02

		823,300,222	3.13
SOFTWARE
Microsoft Corp.	9,361,862	517,055,638	1.96
Oracle Corp.	3,387,345	138,576,284	0.53
Other securities[a]		167,597,788	0.64

		823,229,710	3.13
SPECIALTY RETAIL
Other securities[a]		98,024,819	0.37

		98,024,819	0.37

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	4,764,984	$126,986,824	0.48%
Other securities[a]		243,012,295	0.93

		369,999,119	1.41
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		62,812,628	0.24

		62,812,628	0.24
THRIFTS & MORTGAGE FINANCE
Other securities[a]		23,646,532	0.09

		23,646,532	0.09
TOBACCO
Philip Morris International Inc.	2,078,492	203,920,850	0.77
Other securities[a]		19,459,439	0.08

		223,380,289	0.85
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		31,835,380	0.12

		31,835,380	0.12
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		12,509,446	0.05

		12,509,446	0.05
WATER UTILITIES
Other securities[a]		48,177,105	0.18

		48,177,105	0.18
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		44,150,042	0.17

		44,150,042	0.17

TOTAL COMMON STOCKS
(Cost: $24,501,824,619)		26,278,927,194	99.81

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,e,f]	349,748,419	$349,748,419	1.33%
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,e,f]	17,764,895	17,764,895	0.06
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,e]	44,556,931	44,556,931	0.17

		412,070,245	1.56

TOTAL SHORT-TERM INVESTMENTS
(Cost: $412,070,245)		412,070,245	1.56

TOTAL INVESTMENTS IN SECURITIES
(Cost: $24,913,894,864)		26,690,997,439	101.37
Other Assets, Less Liabilities		(360,837,923)	(1.37)

NET ASSETS		$26,330,159,516	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	472	Jun. 2016	Chicago Mercantile	$48,415,400	$1,694,400

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	689,895	$52,204,355	0.21%
Other securities[a]		305,301,303	1.20

		357,505,658	1.41
AIR FREIGHT & LOGISTICS
Other securities[a]		127,737,385	0.50

		127,737,385	0.50
AIRLINES
Other securities[a]		103,052,192	0.41

		103,052,192	0.41
AUTO COMPONENTS
Other securities[a]		286,961,583	1.13

		286,961,583	1.13
AUTOMOBILES
Other securities[a]		9,405,338	0.04

		9,405,338	0.04
BANKS
Bank of the Ozarks Inc.	1,209,367	50,757,133	0.20
FirstMerit Corp.	2,570,454	54,108,057	0.21
Investors Bancorp. Inc.	5,082,046	59,155,015	0.23
Prosperity Bancshares Inc.	1,086,244	50,390,859	0.20
Umpqua Holdings Corp.	3,419,655	54,235,728	0.21
Webster Financial Corp.	1,407,814	50,540,523	0.20
Other securities[a]		2,001,154,853	7.91

		2,320,342,168	9.16
BEVERAGES
Other securities[a]		51,141,799	0.20

		51,141,799	0.20
BIOTECHNOLOGY
Neurocrine Biosciences Inc.[b,c]	1,324,748	52,393,783	0.21
Other securities[a]		1,085,886,902	4.28

		1,138,280,685	4.49
BUILDING PRODUCTS
Other securities[a]		259,212,431	1.02

		259,212,431	1.02

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Other securities[a]		$315,756,164	1.25%

		315,756,164	1.25
CHEMICALS
Other securities[a]		467,667,152	1.85

		467,667,152	1.85
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		580,931,665	2.29

		580,931,665	2.29
COMMUNICATIONS EQUIPMENT
Other securities[a]		406,371,008	1.60

		406,371,008	1.60
CONSTRUCTION & ENGINEERING
Other securities[a]		213,185,471	0.84

		213,185,471	0.84
CONSTRUCTION MATERIALS
Other securities[a]		47,618,864	0.19

		47,618,864	0.19
CONSUMER FINANCE
Other securities[a]		109,974,239	0.43

		109,974,239	0.43
CONTAINERS & PACKAGING
Berry Plastics Group Inc.[b]	1,850,459	66,894,093	0.26
Other securities[a]		29,403,085	0.12

		96,297,178	0.38
DISTRIBUTORS
Pool Corp.	674,805	59,207,391	0.23
Other securities[a]		34,270,154	0.14

		93,477,545	0.37
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		256,192,426	1.01

		256,192,426	1.01
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	578,373	72,198,302	0.28
Other securities[a]		30,442,442	0.12

		102,640,744	0.40
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		189,158,642	0.75

		189,158,642	0.75

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Cleco Corp.	937,888	$51,780,796	0.20%
IDACORP Inc.	780,544	58,220,777	0.23
Portland General Electric Co.	1,376,346	54,351,904	0.21
Other securities[a]		182,784,838	0.73

		347,138,315	1.37
ELECTRICAL EQUIPMENT
Other securities[a]		187,924,901	0.74

		187,924,901	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FEI Co.	644,225	57,342,467	0.23
Other securities[a]		712,395,780	2.81

		769,738,247	3.04
ENERGY EQUIPMENT & SERVICES
Other securities[a]		218,187,218	0.86

		218,187,218	0.86
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	602,184	68,239,491	0.27
Other securities[a]		170,147,539	0.67

		238,387,030	0.94
FOOD PRODUCTS
Post Holdings Inc.[b,c]	954,396	65,633,813	0.26
TreeHouse Foods Inc.[b,c]	873,870	75,808,222	0.30
Other securities[a]		336,866,733	1.33

		478,308,768	1.89
GAS UTILITIES
Piedmont Natural Gas Co. Inc.	1,220,767	73,038,490	0.29
WGL Holdings Inc.	771,026	55,799,152	0.22
Other securities[a]		259,496,167	1.02

		388,333,809	1.53
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	647,017	61,343,682	0.24
STERIS PLC	1,319,971	93,783,940	0.37
West Pharmaceutical Services Inc.	1,114,863	77,282,303	0.30
Other securities[a]		731,760,488	2.89

		964,170,413	3.80

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
Amsurg Corp.[b,c]	836,404	$62,395,738	0.25%
HealthSouth Corp.	1,418,841	53,390,987	0.21
WellCare Health Plans Inc.[b,c]	681,639	63,222,017	0.25
Other securities[a]		514,735,661	2.03

		693,744,403	2.74
HEALTH CARE TECHNOLOGY
Other securities[a]		113,006,707	0.45

		113,006,707	0.45
HOTELS, RESTAURANTS & LEISURE
Vail Resorts Inc.	563,217	75,302,113	0.30
Other securities[a]		801,081,033	3.16

		876,383,146	3.46
HOUSEHOLD DURABLES
Other securities[a]		335,500,564	1.32

		335,500,564	1.32
HOUSEHOLD PRODUCTS
Other securities[a]		58,620,294	0.23

		58,620,294	0.23
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		120,710,505	0.48

		120,710,505	0.48
INDUSTRIAL CONGLOMERATES
Other securities[a]		9,357,138	0.04

		9,357,138	0.04
INSURANCE
CNO Financial Group Inc.	2,883,440	51,671,245	0.20
First American Financial Corp.	1,680,086	64,028,077	0.25
Other securities[a]		496,561,316	1.97

		612,260,638	2.42
INTERNET & CATALOG RETAIL
Other securities[a]		136,439,952	0.54

		136,439,952	0.54
INTERNET SOFTWARE & SERVICES
Other securities[a]		555,879,163	2.19

		555,879,163	2.19

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
EPAM Systems Inc.[b,c]	758,304	$56,622,560	0.22%
Euronet Worldwide Inc.[b,c]	804,289	59,605,858	0.24
Heartland Payment Systems Inc.	567,446	54,798,260	0.22
MAXIMUS Inc.	1,021,655	53,779,919	0.21
Other securities[a]		450,363,849	1.77

		675,170,446	2.66
LEISURE PRODUCTS
Other securities[a]		82,370,962	0.32

		82,370,962	0.32
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	855,380	53,657,987	0.21
Other securities[a]		110,096,191	0.44

		163,754,178	0.65
MACHINERY
Woodward Inc.	960,231	49,951,217	0.20
Other securities[a]		677,713,503	2.67

		727,664,720	2.87
MARINE
Other securities[a]		32,259,185	0.13

		32,259,185	0.13
MEDIA
Other securities[a]		386,695,360	1.53

		386,695,360	1.53
METALS & MINING
Other securities[a]		229,014,778	0.90

		229,014,778	0.90
MULTI-UTILITIES
Other securities[a]		141,379,254	0.56

		141,379,254	0.56
MULTILINE RETAIL
Other securities[a]		52,752,052	0.21

		52,752,052	0.21
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		441,440,437	1.74

		441,440,437	1.74

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$137,690,498	0.54%

		137,690,498	0.54
PERSONAL PRODUCTS
Other securities[a]		43,338,462	0.17

		43,338,462	0.17
PHARMACEUTICALS
Other securities[a]		416,017,651	1.64

		416,017,651	1.64
PROFESSIONAL SERVICES
Other securities[a]		338,543,813	1.34

		338,543,813	1.34
REAL ESTATE INVESTMENT TRUSTS (REITS)
CubeSmart[c]	2,722,701	90,665,943	0.36
CyrusOne Inc.[c]	1,133,770	51,756,601	0.20
DCT Industrial Trust Inc.[c]	1,377,685	54,377,227	0.21
EPR Properties[c]	886,580	59,063,960	0.23
Gramercy Property Trust[c]	6,505,353	54,970,233	0.22
Highwoods Properties Inc.[c]	1,457,512	69,683,649	0.27
PennyMac Mortgage Investment Trust[c,d]	880,631	12,011,807	0.05
Sovran Self Storage Inc.[c]	609,874	71,934,638	0.28
Sun Communities Inc.[c]	785,193	56,227,671	0.22
Other securities[a]		1,982,357,190	7.84

		2,503,048,919	9.88
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		111,199,214	0.44

		111,199,214	0.44
ROAD & RAIL
Other securities[a]		134,776,200	0.53

		134,776,200	0.53
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[b,c]	857,615	52,451,733	0.21
Microsemi Corp.[b,c]	1,683,636	64,500,095	0.25
Other securities[a]		723,211,414	2.86

		840,163,242	3.32

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
SOFTWARE
Fair Isaac Corp.	481,550	$51,087,639	0.20%
Guidewire Software Inc.[b,c]	1,087,714	59,258,659	0.23
Manhattan Associates Inc.[b]	1,143,649	65,039,319	0.26
Tyler Technologies Inc.[b,c]	521,831	67,112,685	0.26
Other securities[a]		905,542,316	3.58

		1,148,040,618	4.53
SPECIALTY RETAIL
Burlington Stores Inc.[b,c]	1,168,728	65,729,263	0.26
Other securities[a]		694,952,260	2.74

		760,681,523	3.00
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		158,381,416	0.62

		158,381,416	0.62
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		240,845,295	0.95

		240,845,295	0.95
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c,d	224,219	2,636,815	0.01
Other securities[a]		508,208,813	2.01

		510,845,628	2.02
TOBACCO
Other securities[a]		50,323,003	0.20

		50,323,003	0.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		188,047,063	0.74

		188,047,063	0.74
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		13,738,651	0.05

		13,738,651	0.05
WATER UTILITIES
Other securities[a]		79,648,929	0.31

		79,648,929	0.31

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$34,885,108	0.14%

		34,885,108	0.14
TOTAL COMMON STOCKS
(Cost: $33,604,383,481)		25,279,718,153	99.75

RIGHTS

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		64,252	—

		64,252	—

TOTAL RIGHTS
(Cost: $0)		64,252	—

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		3	—

		3	—

TOTAL WARRANTS
(Cost: $0)		3	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	4,148,006,267	4,148,006,267	16.37
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	210,691,146	210,691,146	0.83
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	15,540,192	15,540,192	0.06

		4,374,237,605	17.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,374,237,605)		4,374,237,605	17.26

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $37,978,621,086)	$29,654,020,013	117.01%
Other Assets, Less Liabilities	(4,310,132,891)	(17.01)

NET ASSETS	$25,343,887,122	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	468	Jun. 2016	ICE Markets Equity	$51,929,280	$1,750,343

See notes to financial statements.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	142,969	$8,596,726	0.14%
HEICO Corp. Class A	297,059	14,140,008	0.24
Other securities[a]		28,479,135	0.48

		51,215,869	0.86
AIR FREIGHT & LOGISTICS
Other securities[a]		43,405,756	0.73

		43,405,756	0.73
AIRLINES
Other securities[a]		41,196,301	0.69

		41,196,301	0.69
AUTO COMPONENTS
Tenneco Inc.[b,c]	429,566	22,126,945	0.37
Other securities[a]		66,188,445	1.12

		88,315,390	1.49
AUTOMOBILES
Other securities[a]		4,057,299	0.07

		4,057,299	0.07
BANKS
Bank of the Ozarks Inc.	578,909	24,296,811	0.41
Other securities[a]		49,301,470	0.83

		73,598,281	1.24
BEVERAGES
Other securities[a]		23,451,219	0.39

		23,451,219	0.39
BIOTECHNOLOGY
Myriad Genetics Inc.[b,c]	515,925	19,311,073	0.32
Neurocrine Biosciences Inc.[b,c]	633,509	25,055,281	0.42
Other securities[a]		471,182,523	7.94

		515,548,877	8.68
BUILDING PRODUCTS
Other securities[a]		86,443,781	1.45

		86,443,781	1.45
CAPITAL MARKETS
Other securities[a]		91,460,117	1.54

		91,460,117	1.54

Security	Shares	Value	% of Net Assets
CHEMICALS
PolyOne Corp.	662,850	$20,051,213	0.34%
Other securities[a]		123,422,374	2.07

		143,473,587	2.41
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	531,136	19,551,116	0.33
Other securities[a]		120,515,492	2.03

		140,066,608	2.36
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	270,203	19,854,516	0.33
Other securities[a]		94,965,189	1.60

		114,819,705	1.93
CONSTRUCTION & ENGINEERING
Other securities[a]		34,058,760	0.57

		34,058,760	0.57
CONSTRUCTION MATERIALS
Other securities[a]		21,951,307	0.37

		21,951,307	0.37
CONSUMER FINANCE
Other securities[a]		22,708,313	0.38

		22,708,313	0.38
CONTAINERS & PACKAGING
Other securities[a]		24,848,546	0.42

		24,848,546	0.42
DISTRIBUTORS
Pool Corp.	323,127	28,351,163	0.48
Other securities[a]		7,648,377	0.13

		35,999,540	0.61
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		70,427,080	1.18

		70,427,080	1.18
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	277,378	34,625,096	0.58
Other securities[a]		993,995	0.02

		35,619,091	0.60
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		43,125,083	0.73

		43,125,083	0.73

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Other securities[a]		$510,489	0.01%

		510,489	0.01
ELECTRICAL EQUIPMENT
Other securities[a]		60,143,486	1.01

		60,143,486	1.01
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	317,206	19,470,104	0.33
FEI Co.	308,504	27,459,941	0.46
Other securities[a]		80,461,921	1.35

		127,391,966	2.14
ENERGY EQUIPMENT & SERVICES
Other securities[a]		13,208,032	0.22

		13,208,032	0.22
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	288,764	32,722,736	0.55
Other securities[a]		42,102,896	0.71

		74,825,632	1.26
FOOD PRODUCTS
Other securities[a]		75,766,130	1.27

		75,766,130	1.27
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	309,646	29,357,537	0.49
STERIS PLC	632,269	44,922,713	0.76
West Pharmaceutical Services Inc.	534,707	37,065,889	0.62
Other securities[a]		252,178,823	4.25

		363,524,962	6.12
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	679,179	25,557,506	0.43
Team Health Holdings Inc.[b,c]	534,616	22,352,295	0.38
WellCare Health Plans Inc.[b,c]	326,829	30,313,390	0.51
Other securities[a]		158,567,394	2.66

		236,790,585	3.98
HEALTH CARE TECHNOLOGY
Other securities[a]		53,027,089	0.89

		53,027,089	0.89

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b,c]	141,035	$20,890,104	0.35%
Cheesecake Factory Inc. (The)	362,367	19,238,064	0.32
Cracker Barrel Old Country Store Inc.[c]	133,544	20,388,163	0.34
Texas Roadhouse Inc.[c]	519,953	22,659,552	0.38
Vail Resorts Inc.	270,119	36,114,910	0.61
Other securities[a]		229,905,373	3.88

		349,196,166	5.88
HOUSEHOLD DURABLES
Other securities[a]		45,063,185	0.76

		45,063,185	0.76
HOUSEHOLD PRODUCTS
Other securities[a]		16,398,584	0.28

		16,398,584	0.28
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		5,102,311	0.09

		5,102,311	0.09
INDUSTRIAL CONGLOMERATES
Other securities[a]		535,180	0.01

		535,180	0.01
INSURANCE
Other securities[a]		16,156,817	0.27

		16,156,817	0.27
INTERNET & CATALOG RETAIL
Other securities[a]		45,094,082	0.76

		45,094,082	0.76
INTERNET SOFTWARE & SERVICES
Cimpress NVb	243,711	22,102,151	0.37
j2 Global Inc.	357,688	22,026,427	0.37
Other securities[a]		193,771,212	3.26

		237,899,790	4.00
IT SERVICES
EPAM Systems Inc.[b,c]	362,847	27,093,785	0.46
Euronet Worldwide Inc.[b,c]	384,855	28,521,604	0.48

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
Heartland Payment Systems Inc.	271,582	$26,226,674	0.44%
MAXIMUS Inc.	488,859	25,733,538	0.43
Other securities[a]		131,676,283	2.22

		239,251,884	4.03
LEISURE PRODUCTS
Other securities[a]		28,993,094	0.49

		28,993,094	0.49
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	409,300	25,675,389	0.43
Other securities[a]		40,120,549	0.68

		65,795,938	1.11
MACHINERY
CLARCOR Inc.	351,553	20,316,248	0.34
Other securities[a]		177,245,424	2.98

		197,561,672	3.32
MARINE
Other securities[a]		11,918,399	0.20

		11,918,399	0.20
MEDIA
Other securities[a]		73,455,064	1.24

		73,455,064	1.24
METALS & MINING
Other securities[a]		17,886,694	0.30

		17,886,694	0.30
MULTILINE RETAIL
Other securities[a]		20,188,923	0.34

		20,188,923	0.34
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		46,230,914	0.78

		46,230,914	0.78
PAPER & FOREST PRODUCTS
Other securities[a]		47,499,027	0.80

		47,499,027	0.80
PERSONAL PRODUCTS
Other securities[a]		12,116,104	0.20

		12,116,104	0.20
PHARMACEUTICALS
Prestige Brands Holdings Inc.[b,c]	388,413	20,737,370	0.35

Security	Shares	Value	% of Net Assets
Other securities[a]		$155,831,785	2.62%

		176,569,155	2.97
PROFESSIONAL SERVICES
Other securities[a]		101,020,558	1.70

		101,020,558	1.70
REAL ESTATE INVESTMENT TRUSTS (REITS)
CubeSmart[c]	1,022,603	34,052,680	0.57
CyrusOne Inc.[c]	497,946	22,731,235	0.38
Sovran Self Storage Inc.[c]	254,965	30,073,122	0.51
Other securities[a]		129,750,536	2.18

		216,607,573	3.64
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		6,890,773	0.12

		6,890,773	0.12
ROAD & RAIL
Other securities[a]		46,699,105	0.79

		46,699,105	0.79
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[b,c]	410,733	25,120,430	0.42
Integrated Device Technology Inc.[b]	1,006,429	20,571,409	0.35
Microsemi Corp.[b,c]	741,174	28,394,376	0.48
Synaptics Inc.[b,c]	273,461	21,805,780	0.37
Other securities[a]		151,873,723	2.55

		247,765,718	4.17
SOFTWARE
Aspen Technology Inc.[b,c]	634,091	22,909,708	0.39
Blackbaud Inc.	348,214	21,899,178	0.37
Ellie Mae Inc.[b,c]	217,997	19,759,248	0.33
Fair Isaac Corp.	230,536	24,457,564	0.41
Guidewire Software Inc.[b,c]	520,407	28,351,773	0.48
Manhattan Associates Inc.[b]	548,386	31,186,712	0.52
Qlik Technologies Inc.[b,c]	679,412	19,648,595	0.33
Tyler Technologies Inc.[b]	250,259	32,185,810	0.54
Other securities[a]		288,529,685	4.86

		488,928,273	8.23

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
American Eagle Outfitters Inc.[c]	1,187,070	$19,788,457	0.33%
Burlington Stores Inc.[b,c]	501,274	28,191,650	0.47
Other securities[a]		173,409,289	2.93

		221,389,396	3.73
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		62,666,862	1.05

		62,666,862	1.05
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		90,115,680	1.52

		90,115,680	1.52
THRIFTS & MORTGAGE FINANCE
Other securities[a]		37,973,307	0.64

		37,973,307	0.64
TOBACCO
Other securities[a]		14,574,889	0.25

		14,574,889	0.25
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		22,029,601	0.37

		22,029,601	0.37
WATER UTILITIES
Other securities[a]		1,155,532	0.02

		1,155,532	0.02
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		9,609,365	0.16

		9,609,365	0.16

TOTAL COMMON STOCKS
(Cost: $6,963,084,548)		5,931,318,496	99.82

RIGHTS

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		30,213	—

		30,213	—

TOTAL RIGHTS
(Cost: $0)		30,213	—

Security	Shares	Value	% of Net Assets
WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$—	—%

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	1,399,522,470	1,399,522,470	23.55
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	71,086,439	71,086,439	1.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	3,763,125	3,763,125	0.06

		1,474,372,034	24.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,474,372,034)		1,474,372,034	24.81

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,437,456,582)		7,405,720,743	124.63
Other Assets, Less Liabilities		(1,463,410,046)	(24.63)

NET ASSETS		$5,942,310,697	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	81	Jun. 2016	ICE Markets Equity	$8,987,760	$274,923

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	291,621	$22,066,961	0.38%
Other securities[a]		90,057,129	1.56

		112,124,090	1.94
AIR FREIGHT & LOGISTICS
Other securities[a]		16,643,603	0.29

		16,643,603	0.29
AIRLINES
Other securities[a]		7,580,809	0.13

		7,580,809	0.13
AUTO COMPONENTS
Other securities[a]		45,905,081	0.79

		45,905,081	0.79
AUTOMOBILES
Other securities[a]		394,065	0.01

		394,065	0.01
BANKS
FirstMerit Corp.	1,149,456	24,196,049	0.42
FNB Corp./PA	1,406,396	18,297,212	0.32
Investors Bancorp. Inc.	2,273,244	26,460,560	0.46
MB Financial Inc.	521,706	16,929,360	0.29
PrivateBancorp. Inc.	545,351	21,050,549	0.36
Prosperity Bancshares Inc.	485,809	22,536,680	0.39
Umpqua Holdings Corp.	1,529,166	24,252,573	0.42
United Bankshares Inc./WV	482,002	17,689,473	0.31
Webster Financial Corp.	629,600	22,602,640	0.39
Other securities[a]		775,399,469	13.39

		969,414,565	16.75
BEVERAGES
Other securities[a]		1,078,831	0.02

		1,078,831	0.02
BIOTECHNOLOGY
Other securities[a]		26,779,593	0.46

		26,779,593	0.46

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$35,098,254	0.61%

		35,098,254	0.61
CAPITAL MARKETS
Other securities[a]		56,675,308	0.98

		56,675,308	0.98
CHEMICALS
Other securities[a]		75,240,178	1.30

		75,240,178	1.30
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		129,013,813	2.23

		129,013,813	2.23
COMMUNICATIONS EQUIPMENT
Other securities[a]		74,822,420	1.29

		74,822,420	1.29
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	434,089	21,096,725	0.36
Other securities[a]		42,328,678	0.74

		63,425,403	1.10
CONSTRUCTION MATERIALS
Other securities[a]		765,068	0.01

		765,068	0.01
CONSUMER FINANCE
Other securities[a]		28,078,762	0.48

		28,078,762	0.48
CONTAINERS & PACKAGING
Other securities[a]		19,887,183	0.34

		19,887,183	0.34
DISTRIBUTORS
Other securities[a]		8,198,863	0.14

		8,198,863	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		48,897,628	0.84

		48,897,628	0.84
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		12,576,986	0.22

		12,576,986	0.22
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		44,726,922	0.77

		44,726,922	0.77

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
ALLETE Inc.	338,018	$18,952,669	0.33%
Cleco Corp.	419,455	23,158,110	0.40
IDACORP Inc.	348,996	26,031,612	0.45
PNM Resources Inc.	549,746	18,537,435	0.32
Portland General Electric Co.	615,444	24,303,884	0.42
Other securities[a]		43,735,017	0.75

		154,718,727	2.67
ELECTRICAL EQUIPMENT
Other securities[a]		27,661,384	0.48

		27,661,384	0.48
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
SYNNEX Corp.	199,570	18,478,186	0.32
Tech Data Corp.[b,c]	254,302	19,522,765	0.34
Other securities[a]		187,875,796	3.24

		225,876,747	3.90
ENERGY EQUIPMENT & SERVICES
Other securities[a]		84,897,901	1.47

		84,897,901	1.47
FOOD & STAPLES RETAILING
Other securities[a]		36,740,093	0.63

		36,740,093	0.63
FOOD PRODUCTS
Post Holdings Inc.[b,c]	426,677	29,342,577	0.51
TreeHouse Foods Inc.[b,c]	390,610	33,885,418	0.59
Other securities[a]		79,978,104	1.37

		143,206,099	2.47
GAS UTILITIES
Laclede Group Inc. (The)	300,130	20,333,807	0.35
New Jersey Resources Corp.	593,633	21,626,050	0.37
ONE Gas Inc.	364,091	22,245,960	0.38
Piedmont Natural Gas Co. Inc.	545,673	32,647,616	0.56
Southwest Gas Corp.	324,489	21,367,601	0.37
WGL Holdings Inc.	344,747	24,949,340	0.43
Other securities[a]		30,305,150	0.54

		173,475,524	3.00

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		$91,321,745	1.58%

		91,321,745	1.58
HEALTH CARE PROVIDERS & SERVICES
Amsurg Corp.[b,c]	283,354	21,138,209	0.37
Owens & Minor Inc.[c]	438,134	17,709,376	0.31
Other securities[a]		50,558,730	0.86

		89,406,315	1.54
HEALTH CARE TECHNOLOGY
Other securities[a]		1,006,120	0.02

		1,006,120	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		66,424,366	1.15

		66,424,366	1.15
HOUSEHOLD DURABLES
Other securities[a]		108,022,330	1.87

		108,022,330	1.87
HOUSEHOLD PRODUCTS
Other securities[a]		10,929,091	0.19

		10,929,091	0.19
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		49,130,459	0.85

		49,130,459	0.85
INDUSTRIAL CONGLOMERATES
Other securities[a]		3,672,024	0.06

		3,672,024	0.06
INSURANCE
CNO Financial Group Inc.	1,289,442	23,106,801	0.40
First American Financial Corp.	751,376	28,634,939	0.49
RLI Corp.	298,193	19,937,184	0.34
Other securities[a]		188,350,433	3.26

		260,029,357	4.49
INTERNET & CATALOG RETAIL
Other securities[a]		18,731,295	0.32

		18,731,295	0.32
INTERNET SOFTWARE & SERVICES
Other securities[a]		26,048,086	0.45

		26,048,086	0.45

SCHEDULES OF INVESTMENTS	59

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
CACI International Inc. Class Ab,c	167,878	$17,912,582	0.31%
Convergys Corp.	685,845	19,045,916	0.33
Other securities[a]		41,485,209	0.72

		78,443,707	1.36
LEISURE PRODUCTS
Other securities[a]		9,846,619	0.17

		9,846,619	0.17
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		11,477,043	0.20

		11,477,043	0.20
MACHINERY
Other securities[a]		141,021,870	2.44

		141,021,870	2.44
MARINE
Other securities[a]		3,240,367	0.06

		3,240,367	0.06
MEDIA
Other securities[a]		104,498,108	1.81

		104,498,108	1.81
METALS & MINING
Other securities[a]		85,563,642	1.48

		85,563,642	1.48
MULTI-UTILITIES
Avista Corp.	432,345	17,631,029	0.30
Black Hills Corp.	354,842	21,336,649	0.37
NorthWestern Corp.	326,064	20,134,452	0.35
Other securities[a]		4,090,300	0.07

		63,192,430	1.09
MULTILINE RETAIL
Other securities[a]		4,714,155	0.08

		4,714,155	0.08
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b]	320,221	19,037,138	0.33
Other securities[a]		134,646,313	2.33

		153,683,451	2.66
PAPER & FOREST PRODUCTS
Other securities[a]		17,387,611	0.30

		17,387,611	0.30

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$8,103,544	0.14%

		8,103,544	0.14
PHARMACEUTICALS
Other securities[a]		21,521,551	0.37

		21,521,551	0.37
PROFESSIONAL SERVICES
Other securities[a]		56,959,777	0.98

		56,959,777	0.98
REAL ESTATE INVESTMENT TRUSTS (REITS)
DCT Industrial Trust Inc.[c]	616,010	24,313,915	0.42
Education Realty Trust Inc.[c]	438,787	18,253,539	0.32
EPR Properties[c]	396,402	26,408,301	0.46
First Industrial Realty Trust Inc.[c]	765,361	17,404,309	0.30
GEO Group Inc. (The)[c]	518,373	17,971,992	0.31
Gramercy Property Trust[c]	2,904,570	24,543,616	0.42
Healthcare Realty Trust Inc.[c]	696,412	21,512,167	0.37
Highwoods Properties Inc.[c]	651,620	31,153,952	0.54
LaSalle Hotel Properties[c]	783,633	19,833,751	0.34
Medical Properties Trust Inc.[c]	1,621,822	21,051,250	0.36
New Residential Investment Corp.	1,597,983	18,584,542	0.32
PennyMac Mortgage Investment Trust[c,d]	476,838	6,504,070	0.11
Sun Communities Inc.[c]	295,835	21,184,744	0.37
Sunstone Hotel Investors Inc.[c]	1,445,538	20,237,532	0.35
Other securities[a]		630,239,480	10.89

		919,197,160	15.88
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		44,339,216	0.77

		44,339,216	0.77

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value	% of Net Assets
ROAD & RAIL
Other securities[a]		$16,862,721	0.29%

		16,862,721	0.29
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		144,616,389	2.50

		144,616,389	2.50
SOFTWARE
Other securities[a]		56,520,785	0.98

		56,520,785	0.98
SPECIALTY RETAIL
Other securities[a]		133,856,918	2.31

		133,856,918	2.31
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		12,197,381	0.21

		12,197,381	0.21
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		23,609,029	0.41

		23,609,029	0.41
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,d	93,191	1,095,926	0.02
Other securities[a]		191,709,923	3.31

		192,805,849	3.33
TOBACCO
Other securities[a]		8,892,753	0.15

		8,892,753	0.15
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		63,316,955	1.09

		63,316,955	1.09
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		6,203,601	0.11

		6,203,601	0.11
WATER UTILITIES
Other securities[a]		34,599,486	0.60

		34,599,486	0.60
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		6,566,766	0.11

		6,566,766	0.11

TOTAL COMMON STOCKS
(Cost: $6,396,201,654)		5,771,863,972	99.72

Security	Shares	Value	% of Net Assets
WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$1	—%

		1	—

TOTAL WARRANTS		1	—
(Cost: $0)

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	679,427,414	679,427,414	11.74
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	34,510,396	34,510,396	0.60
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	5,270,935	5,270,935	0.09

		719,208,745	12.43

TOTAL SHORT-TERM INVESTMENTS
(Cost: $719,208,745)		719,208,745	12.43

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,115,410,399)		6,491,072,718	112.15
Other Assets, Less Liabilities		(703,009,286)	(12.15)

NET ASSETS		$5,788,063,432	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	61

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	130	Jun. 2016	ICE Markets Equity	$14,424,800	$440,292

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$90,475,838	$493,937,576	$171,252,204
Affiliated (Note 2)	1,082,773	7,207,367	1,876,788

Total cost of investments	$91,558,611	$501,144,943	$173,128,992

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$88,326,027	$629,764,721	$168,329,192
Affiliated (Note 2)	1,058,626	7,521,392	1,923,162

Total fair value of investments	89,384,653	637,286,113	170,252,354
Receivables:
Investment securities sold	270,151	2,269,052	418,716
Dividends and interest	106,698	587,128	251,931

Total Assets	89,761,502	640,142,293	170,923,001

LIABILITIES
Payables:
Investment securities purchased	314,432	2,765,563	457,684
Collateral for securities on loan (Note 1)	456,935	5,790,819	—
Investment advisory fees (Note 2)	11,136	104,113	28,454

Total Liabilities	782,503	8,660,495	486,138

NET ASSETS	$88,978,999	$631,481,798	$170,436,863

Net assets consist of:
Paid-in capital	$92,253,156	$515,948,235	$179,231,594
Undistributed net investment income	94,671	219,390	—
Accumulated net realized loss	(1,194,870)	(20,826,997)	(5,918,093)
Net unrealized appreciation (depreciation)	(2,173,958)	136,141,170	(2,876,638)

NET ASSETS	$88,978,999	$631,481,798	$170,436,863

Shares outstanding[b]	1,900,000	11,750,000	4,100,000

Net asset value per share	$46.83	$53.74	$41.57

[a]	Securities on loan with values of $449,263, $5,673,784 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$13,563,193,323	$23,428,949,252	$24,335,986,477
Affiliated (Note 2)	433,390,892	980,502,291	577,908,387

Total cost of investments	$13,996,584,215	$24,409,451,543	$24,913,894,864

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,717,194,752	$29,610,309,391	$26,083,973,502
Affiliated (Note 2)	437,855,473	992,437,927	607,023,937

Total fair value of investments	15,155,050,225	30,602,747,318	26,690,997,439
Cash	90,309	18,415	296,561
Cash pledged to broker	1,617,000	2,278,840	4,206,731
Receivables:
Investment securities sold	42,188,244	99,995,080	60,284,252
Dividends and interest	18,265,194	25,120,516	43,233,449
Capital shares sold	—	157,989	189,703

Total Assets	15,217,210,972	30,730,318,158	26,799,208,135

LIABILITIES
Payables:
Investment securities purchased	58,071,992	123,445,243	97,061,576
Collateral for securities on loan (Note 1)	355,153,057	923,720,748	367,513,314
Capital shares redeemed	320,723	856,484	—
Futures variation margin	56,076	81,577	150,603
Investment advisory fees (Note 2)	1,844,104	4,867,274	4,323,126

Total Liabilities	415,445,952	1,052,971,326	469,048,619

NET ASSETS	$14,801,765,020	$29,677,346,832	$26,330,159,516

Net assets consist of:
Paid-in capital	$14,126,469,813	$26,172,531,384	$26,094,767,566
Undistributed (distributions in excess of) net investment income	7,530,213	4,051,655	(446,333)
Accumulated net realized loss	(491,437,638)	(2,693,443,799)	(1,542,958,692)
Net unrealized appreciation	1,159,202,632	6,194,207,592	1,778,796,975

NET ASSETS	$14,801,765,020	$29,677,346,832	$26,330,159,516

Shares outstanding[b]	129,750,000	297,300,000	266,450,000

Net asset value per share	$114.08	$99.82	$98.82

[a]	Securities on loan with values of $348,390,515, $907,777,681 and $359,499,664, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$33,577,076,370	$6,963,084,548	$6,384,158,881
Affiliated (Note 2)	4,401,544,716	1,474,372,034	731,251,518

Total cost of investments	$37,978,621,086	$8,437,456,582	$7,115,410,399

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$25,265,133,786	$5,931,348,709	$5,764,263,977
Affiliated (Note 2)	4,388,886,227	1,474,372,034	726,808,741

Total fair value of investments	29,654,020,013	7,405,720,743	6,491,072,718
Cash	30,713	—	5,448
Cash pledged to broker	3,268,000	482,000	660,000
Receivables:
Investment securities sold	86,542,383	14,535,122	24,437,410
Due from custodian (Note 4)	6,480,177	14,763	18,081
Dividends and interest	42,353,151	5,599,200	13,606,154
Capital shares sold	26,673,274	141,161	—
Futures variation margin	146,698	21,060	28,394

Total Assets	29,819,514,409	7,426,514,049	6,529,828,205

LIABILITIES
Payables:
Investment securities purchased	75,929,762	12,165,851	26,648,868
Collateral for securities on loan (Note 1)	4,358,697,413	1,470,608,909	713,937,810
Capital shares redeemed	36,456,524	211,741	—
Securities related to in-kind transactions (Note 4)	434,276	—	—
Investment advisory fees (Note 2)	4,109,312	1,216,851	1,178,095

Total Liabilities	4,475,627,287	1,484,203,352	741,764,773

NET ASSETS	$25,343,887,122	$5,942,310,697	$5,788,063,432

Net assets consist of:
Paid-in capital	$37,945,306,351	$8,331,060,295	$7,177,600,278
Distributions in excess of net investment income	(8,112)	(304)	(1,157,746)
Accumulated net realized loss	(4,278,560,387)	(1,357,288,378)	(764,481,711)
Net unrealized depreciation	(8,322,850,730)	(1,031,460,916)	(623,897,389)

NET ASSETS	$25,343,887,122	$5,942,310,697	$5,788,063,432

Shares outstanding[b]	228,850,000	44,750,000	62,050,000

Net asset value per share	$110.74	$132.79	$93.28

[a]	Securities on loan with values of $4,273,344,764, $1,444,719,350 and $695,976,703, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,083,249	$10,322,262	$4,386,212
Dividends — affiliated (Note 2)	14,435	28,854	42,991
Interest — affiliated (Note 2)	98	663	161
Securities lending income — affiliated — net (Note 2)	2,072	22,799	2,299

Total investment income	2,099,854	10,374,578	4,431,663

EXPENSES
Investment advisory fees (Note 2)	142,646	1,162,113	332,347

Total expenses	142,646	1,162,113	332,347

Net investment income	1,957,208	9,212,465	4,099,316

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(668,709)	(3,079,985)	(1,316,577)
Investments — affiliated (Note 2)	(90)	5,629	(2,108)
In-kind redemptions — unaffiliated	(36,119)	73,439,702	5,133,083
In-kind redemptions — affiliated (Note 2)	(2,981)	175,170	39,291

Net realized gain (loss)	(707,899)	70,540,516	3,853,689

Net change in unrealized appreciation/depreciation	406,635	(42,902,080)	(8,640,853)

Net realized and unrealized gain (loss)	(301,264)	27,638,436	(4,787,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,655,944	$36,850,901	$(687,848)

[a]	Net of foreign withholding tax of $442, $ — and $1,643, respectively.

See notes to financial statements.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$266,845,955	$477,398,049	$646,347,851
Dividends — affiliated (Note 2)	1,357,421	1,038,805	4,629,668
Interest — unaffiliated	625	—	—
Interest — affiliated (Note 2)	21,501	42,994	31,198
Securities lending income — affiliated — net (Note 2)	2,145,763	4,711,796	3,979,342

Total investment income	270,371,265	483,191,644	654,988,059

EXPENSES
Investment advisory fees (Note 2)	19,223,590	58,393,829	50,619,861

Total expenses	19,223,590	58,393,829	50,619,861

Net investment income	251,147,675	424,797,815	604,368,198

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,741,352)	118,619,216	29,521,152
Investments — affiliated (Note 2)	(80,586)	(92,887)	(23,330)
In-kind redemptions — unaffiliated	774,993,033	2,000,476,360	1,822,555,532
In-kind redemptions — affiliated (Note 2)	3,198,034	2,813,430	10,085,911
Futures contracts	1,447,106	661,451	2,802,731

Net realized gain	743,816,235	2,122,477,570	1,864,941,996

Net change in unrealized appreciation/depreciation on:
Investments	(1,017,195,949)	(2,057,692,016)	(2,982,356,514)
Futures contracts	478,385	496,423	1,090,938

Net change in unrealized appreciation/depreciation	(1,016,717,564)	(2,057,195,593)	(2,981,265,576)

Net realized and unrealized gain (loss)	(272,901,329)	65,281,977	(1,116,323,580)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,753,654)	$490,079,792	$(511,955,382)

[a]	Net of foreign withholding tax of $62,418, $47,741 and $211,202, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2016

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$365,903,232	$46,851,110	$118,705,921
Dividends — affiliated (Note 2)	1,902,163	—	1,044,253
Interest — affiliated (Note 2)	36,752	6,990	7,131
Other income	—	—	25,281
Securities lending income — affiliated — net (Note 2)	71,996,880	24,802,999	10,410,806

Total investment income	439,839,027	71,661,099	130,193,392

EXPENSES
Investment advisory fees (Note 2)	53,109,938	16,464,609	14,347,406

Total expenses	53,109,938	16,464,609	14,347,406

Net investment income	386,729,089	55,196,490	115,845,986

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,387,114,688)	(79,573,016)	(69,192,561)
Investments — affiliated (Note 2)	—	—	(194,052)
In-kind redemptions — unaffiliated	2,629,600,032	515,868,575	292,915,178
Futures contracts	(6,799,051)	(187,671)	(1,539,563)
Foreign currency transactions	(2,000)	—	(838)

Net realized gain	1,235,684,293	436,107,888	221,988,164

Net change in unrealized appreciation/depreciation on:
Investments	(4,704,144,275)	(1,386,253,076)	(840,934,199)
Futures contracts	505,053	62,470	83,039

Net change in unrealized appreciation/depreciation	(4,703,639,222)	(1,386,190,606)	(840,851,160)

Net realized and unrealized loss	(3,467,954,929)	(950,082,718)	(618,862,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,081,225,840)	$(894,886,228)	$(503,017,010)

[a]	Net of foreign withholding tax of $149,513, $12,576 and $56,922, respectively.

See notes to financial statements.

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,957,208	$2,196,260	$9,212,465	$8,884,801
Net realized gain (loss)	(707,899)	23,891,897	70,540,516	15,698,635
Net change in unrealized appreciation/depreciation	406,635	(17,656,319)	(42,902,080)	59,292,007

Net increase in net assets resulting from operations	1,655,944	8,431,838	36,850,901	83,875,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,986,486)	(2,178,025)	(9,281,805)	(8,810,448)

Total distributions to shareholders	(1,986,486)	(2,178,025)	(9,281,805)	(8,810,448)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,875,141	146,984,617	128,862,592	170,719,684
Cost of shares redeemed	(10,967,411)	(136,269,909)	(182,124,714)	(48,090,015)

Net increase (decrease) in net assets from capital share transactions	(4,092,270)	10,714,708	(53,262,122)	122,629,669

INCREASE (DECREASE) IN NET ASSETS	(4,422,812)	16,968,521	(25,693,026)	197,694,664

NET ASSETS
Beginning of year	93,401,811	76,433,290	657,174,824	459,480,160

End of year	$88,978,999	$93,401,811	$631,481,798	$657,174,824

Undistributed net investment income included in net assets at end of year	$94,671	$36,994	$219,390	$204,246

SHARES ISSUED AND REDEEMED
Shares sold	150,000	3,200,000	2,500,000	3,550,000
Shares redeemed	(250,000)	(3,000,000)	(3,450,000)	(1,000,000)

Net increase (decrease) in shares outstanding	(100,000)	200,000	(950,000)	2,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,099,316	$4,291,397	$251,147,675	$182,300,593
Net realized gain	3,853,689	21,438,849	743,816,235	444,528,018
Net change in unrealized appreciation/depreciation	(8,640,853)	(9,981,402)	(1,016,717,564)	533,953,986

Net increase (decrease) in net assets resulting from operations	(687,848)	15,748,844	(21,753,654)	1,160,782,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,606,767)	(4,244,936)	(272,727,438)	(182,905,594)

Total distributions to shareholders	(4,606,767)	(4,244,936)	(272,727,438)	(182,905,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,466,230	131,234,747	5,833,804,625	2,624,277,902
Cost of shares redeemed	(34,908,236)	(147,493,704)	(2,134,868,015)	(1,097,776,292)

Net increase (decrease) in net assets from capital share transactions	(5,442,006)	(16,258,957)	3,698,936,610	1,526,501,610

INCREASE (DECREASE) IN NET ASSETS	(10,736,621)	(4,755,049)	3,404,455,518	2,504,378,613

NET ASSETS
Beginning of year	181,173,484	185,928,533	11,397,309,502	8,892,930,889

End of year	$170,436,863	$181,173,484	$14,801,765,020	$11,397,309,502

Undistributed net investment income included in net assets at end of year	$—	$498,044	$7,530,213	$7,608,660

SHARES ISSUED AND REDEEMED
Shares sold	700,000	3,150,000	50,750,000	23,200,000
Shares redeemed	(800,000)	(3,500,000)	(19,300,000)	(9,750,000)

Net increase (decrease) in shares outstanding	(100,000)	(350,000)	31,450,000	13,450,000

See notes to financial statements.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$424,797,815	$361,677,749	$604,368,198	$511,600,356
Net realized gain	2,122,477,570	1,230,195,653	1,864,941,996	1,450,857,319
Net change in unrealized appreciation/depreciation	(2,057,195,593)	2,139,504,593	(2,981,265,576)	85,457,723

Net increase (decrease) in net assets resulting from operations	490,079,792	3,731,377,995	(511,955,382)	2,047,915,398

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(424,964,653)	(365,151,473)	(660,074,129)	(512,726,330)

Total distributions to shareholders	(424,964,653)	(365,151,473)	(660,074,129)	(512,726,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,111,974,949	4,410,675,842	7,212,634,903	6,616,302,997
Cost of shares redeemed	(4,648,732,611)	(1,620,794,839)	(5,507,239,288)	(3,640,891,752)

Net increase in net assets from capital share transactions	463,242,338	2,789,881,003	1,705,395,615	2,975,411,245

INCREASE IN NET ASSETS	528,357,477	6,156,107,525	533,366,104	4,510,600,313

NET ASSETS
Beginning of year	29,148,989,355	22,992,881,830	25,796,793,412	21,286,193,099

End of year	$29,677,346,832	$29,148,989,355	$26,330,159,516	$25,796,793,412

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$4,051,655	$426,502	$(446,333)	$38,426,155

SHARES ISSUED AND REDEEMED
Shares sold	51,050,000	46,650,000	71,900,000	65,500,000
Shares redeemed	(48,350,000)	(17,650,000)	(55,700,000)	(35,950,000)

Net increase in shares outstanding	2,700,000	29,000,000	16,200,000	29,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$386,729,089	$361,520,519	$55,196,490	$49,737,879
Net realized gain	1,235,684,293	2,269,602,951	436,107,888	1,007,101,014
Net change in unrealized appreciation/depreciation	(4,703,639,222)	(714,891,471)	(1,386,190,606)	(279,808,825)

Net increase (decrease) in net assets resulting from operations	(3,081,225,840)	1,916,231,999	(894,886,228)	777,030,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(400,400,423)	(377,188,617)	(56,674,684)	(50,213,443)

Total distributions to shareholders	(400,400,423)	(377,188,617)	(56,674,684)	(50,213,443)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,721,172,277	98,849,425,689	2,666,071,826	4,853,912,948
Cost of shares redeemed	(96,812,264,359)	(98,287,402,185)	(3,095,480,123)	(4,621,808,371)

Net increase (decrease) in net assets from capital share transactions	(2,091,092,082)	562,023,504	(429,408,297)	232,104,577

INCREASE (DECREASE) IN NET ASSETS	(5,572,718,345)	2,101,066,886	(1,380,969,209)	958,921,202

NET ASSETS
Beginning of year	30,916,605,467	28,815,538,581	7,323,279,906	6,364,358,704

End of year	$25,343,887,122	$30,916,605,467	$5,942,310,697	$7,323,279,906

Distributions in excess of net investment income included in net assets at end of year	$(8,112)	$(1,152,903)	$(304)	$(578,800)

SHARES ISSUED AND REDEEMED
Shares sold	819,000,000	857,450,000	18,400,000	36,000,000
Shares redeemed	(838,700,000)	(856,400,000)	(21,950,000)	(34,450,000)

Net increase (decrease) in shares outstanding	(19,700,000)	1,050,000	(3,550,000)	1,550,000

See notes to financial statements.

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$115,845,986	$110,573,748
Net realized gain	221,988,164	591,061,861
Net change in unrealized appreciation/depreciation	(840,851,160)	(456,787,744)

Net increase (decrease) in net assets resulting from operations	(503,017,010)	244,847,865

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(120,780,176)	(117,739,507)

Total distributions to shareholders	(120,780,176)	(117,739,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,027,640,181	2,943,974,525
Cost of shares redeemed	(1,824,634,599)	(2,869,516,292)

Net increase in net assets from capital share transactions	203,005,582	74,458,233

INCREASE (DECREASE) IN NET ASSETS	(420,791,604)	201,566,591

NET ASSETS
Beginning of year	6,208,855,036	6,007,288,445

End of year	$5,788,063,432	$6,208,855,036

Distributions in excess of net investment income included in net assets at end of year	$(1,157,746)	$(2,029,840)

SHARES ISSUED AND REDEEMED
Shares sold	21,000,000	29,300,000
Shares redeemed	(19,100,000)	(28,700,000)

Net increase in shares outstanding	1,900,000	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$46.70	$42.46	$35.58	$32.67	$30.31

Income from investment operations:
Net investment income[a]	0.96	0.87	0.81	0.70	0.61
Net realized and unrealized gain[b]	0.14	4.25	6.85	3.42	2.26

Total from investment operations	1.10	5.12	7.66	4.12	2.87

Less distributions from:
Net investment income	(0.97)	(0.88)	(0.78)	(1.21)	(0.51)

Total distributions	(0.97)	(0.88)	(0.78)	(1.21)	(0.51)

Net asset value, end of year	$46.83	$46.70	$42.46	$35.58	$32.67

Total return	2.40%	12.10%	21.71%[c]	12.99%	9.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$88,979	$93,402	$76,433	$53,371	$127,430
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.06%	1.92%	2.06%	2.19%	2.08%
Portfolio turnover rate[d]	7%	5%	6%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$51.75	$45.27	$37.58	$35.18	$31.42

Income from investment operations:
Net investment income[a]	0.83	0.79	0.72	0.66	0.50
Net realized and unrealized gain[b]	2.00	6.46	7.69	2.40	3.76

Total from investment operations	2.83	7.25	8.41	3.06	4.26

Less distributions from:
Net investment income	(0.84)	(0.77)	(0.72)	(0.66)	(0.50)

Total distributions	(0.84)	(0.77)	(0.72)	(0.66)	(0.50)

Net asset value, end of year	$53.74	$51.75	$45.27	$37.58	$35.18

Total return	5.52%	16.08%	22.53%[c]	8.82%	13.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$631,482	$657,175	$459,480	$385,151	$348,272
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.59%	1.62%	1.73%	1.88%	1.61%
Portfolio turnover rate[d]	16%	10%	13%	16%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$43.14	$40.86	$34.54	$30.22	$29.44

Income from investment operations:
Net investment income[a]	1.04	0.99	0.85	0.77	0.68
Net realized and unrealized gain (loss)[b]	(1.44)	2.30	6.26	4.33	0.91

Total from investment operations	(0.40)	3.29	7.11	5.10	1.59

Less distributions from:
Net investment income	(1.17)	(1.01)	(0.79)	(0.78)	(0.81)

Total distributions	(1.17)	(1.01)	(0.79)	(0.78)	(0.81)

Net asset value, end of year	$41.57	$43.14	$40.86	$34.54	$30.22

Total return	(0.91)%	8.06%	20.77%	17.19%	5.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$170,437	$181,173	$185,929	$94,992	$64,971
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.47%	2.30%	2.26%	2.49%	2.42%
Portfolio turnover rate[c]	16%	13%	14%	17%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$115.94	$104.81	$87.30	$78.02	$73.86

Income from investment operations:
Net investment income[a]	2.22	2.03	1.79	1.67	1.36
Net realized and unrealized gain (loss)[b]	(1.78)	11.10	17.49	9.31	4.17

Total from investment operations	0.44	13.13	19.28	10.98	5.53

Less distributions from:
Net investment income	(2.30)	(2.00)	(1.77)	(1.70)	(1.37)

Total distributions	(2.30)	(2.00)	(1.77)	(1.70)	(1.37)

Net asset value, end of year	$114.08	$115.94	$104.81	$87.30	$78.02

Total return	0.41%	12.59%	22.25%	14.30%	7.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,801,765	$11,397,310	$8,892,931	$7,185,100	$6,912,836
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.96%	1.82%	1.86%	2.12%	1.91%
Portfolio turnover rate[c]	5%	5%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$98.94	$86.57	$71.43	$66.11	$60.47

Income from investment operations:
Net investment income[a]	1.41	1.32	1.17	1.14	0.84
Net realized and unrealized gain[b]	0.87	12.36	15.13	5.30	5.61

Total from investment operations	2.28	13.68	16.30	6.44	6.45

Less distributions from:
Net investment income	(1.40)	(1.31)	(1.16)	(1.12)	(0.81)

Total distributions	(1.40)	(1.31)	(1.16)	(1.12)	(0.81)

Net asset value, end of year	$99.82	$98.94	$86.57	$71.43	$66.11

Total return	2.34%	15.87%	22.96%	9.89%	10.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$29,677,347	$29,148,989	$22,992,882	$19,406,502	$16,682,942
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.44%	1.42%	1.47%	1.73%	1.41%
Portfolio turnover rate[c]	16%	13%	15%	17%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$103.08	$96.45	$81.24	$70.16	$68.67

Income from investment operations:
Net investment income[a]	2.34	2.16	1.93	1.75	1.51
Net realized and unrealized gain (loss)[b]	(4.08)	6.60	15.20	11.03	1.49

Total from investment operations	(1.74)	8.76	17.13	12.78	3.00

Less distributions from:
Net investment income	(2.52)	(2.13)	(1.92)	(1.70)	(1.51)

Total distributions	(2.52)	(2.13)	(1.92)	(1.70)	(1.51)

Net asset value, end of year	$98.82	$103.08	$96.45	$81.24	$70.16

Total return	(1.66)%	9.10%	21.28%	18.52%	4.60%

Ratios/Supplemental data:
Net assets, end of year (000s)	$26,330,160	$25,796,793	$21,286,193	$16,970,611	$12,257,469
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.36%	2.13%	2.17%	2.42%	2.32%
Portfolio turnover rate[c]	16%	13%	12%	16%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$124.39	$116.43	$94.46	$82.84	$84.22

Income from investment operations:
Net investment income[a]	1.66	1.59	1.36	1.59	1.08
Net realized and unrealized gain (loss)[b]	(13.63)	7.96	22.06	11.73	(1.35)

Total from investment operations	(11.97)	9.55	23.42	13.32	(0.27)

Less distributions from:
Net investment income	(1.68)	(1.59)	(1.45)	(1.70)	(1.11)

Total distributions	(1.68)	(1.59)	(1.45)	(1.70)	(1.11)

Net asset value, end of year	$110.74	$124.39	$116.43	$94.46	$82.84

Total return	(9.67)%	8.29%	24.91%	16.36%	(0.18)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,343,887	$30,916,605	$28,815,539	$21,400,065	$14,870,314
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.43%	1.37%	1.28%	1.91%	1.40%
Portfolio turnover rate[c]	17%	19%	18%	19%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$151.62	$136.14	$107.78	$95.38	$95.40

Income from investment operations:
Net investment income[a]	1.17	1.11	0.90	1.21	0.64
Net realized and unrealized gain (loss)[b]	(18.80)	15.47	28.45	12.62	0.01

Total from investment operations	(17.63)	16.58	29.35	13.83	0.65

Less distributions from:
Net investment income	(1.20)	(1.10)	(0.99)	(1.43)	(0.67)

Total distributions	(1.20)	(1.10)	(0.99)	(1.43)	(0.67)

Net asset value, end of year	$132.79	$151.62	$136.14	$107.78	$95.38

Total return	(11.67)%	12.25%	27.28%	14.70%	0.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,942,311	$7,323,280	$6,364,359	$4,785,405	$4,106,038
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.82%	0.81%	0.72%	1.27%	0.73%
Portfolio turnover rate[c]	28%	30%	29%	32%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$103.22	$100.88	$83.97	$73.02	$75.44

Income from investment operations:
Net investment income[a]	1.89	1.85	1.62	1.82	1.36
Net realized and unrealized gain (loss)[b]	(9.88)	2.46	17.11	11.03	(2.39)

Total from investment operations	(7.99)	4.31	18.73	12.85	(1.03)

Less distributions from:
Net investment income	(1.95)	(1.97)	(1.82)	(1.90)	(1.39)

Total distributions	(1.95)	(1.97)	(1.82)	(1.90)	(1.39)

Net asset value, end of year	$93.28	$103.22	$100.88	$83.97	$73.02

Total return	(7.76)%	4.34%	22.47%	17.95%	(1.20)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,788,063	$6,208,855	$6,007,288	$5,038,204	$4,034,310
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.98%	1.86%	1.76%	2.46%	1.98%
Portfolio turnover rate[c]	26%	26%	30%	29%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Russell Top 200
Investments:
Assets:
Common Stocks	$88,860,590	$—	$—	$88,860,590
Money Market Funds	524,063	—	—	524,063

Total	$89,384,653	$—	$—	$89,384,653

Russell Top 200 Growth
Investments:
Assets:
Common Stocks	$630,898,819	$—	$—	$630,898,819
Money Market Funds	6,387,294	—	—	6,387,294

Total	$637,286,113	$—	$—	$637,286,113

Russell Top 200 Value
Investments:
Assets:
Common Stocks	$170,155,566	$—	$—	$170,155,566
Money Market Funds	96,788	—	—	96,788

Total	$170,252,354	$—	$—	$170,252,354

Russell 1000
Investments:
Assets:
Common Stocks	$14,780,068,614	$—	$—	$14,780,068,614
Money Market Funds	374,981,611	—	—	374,981,611

Total	$15,155,050,225	$—	$—	$15,155,050,225

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$736,622	$—	$—	$736,622

Total	$736,622	$—	$—	$736,622

Russell 1000 Growth
Investments:
Assets:
Common Stocks	$29,648,642,929	$—	$—	$29,648,642,929
Money Market Funds	954,104,389	—	—	954,104,389

Total	$30,602,747,318	$—	$—	$30,602,747,318

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$911,817	$—	$—	$911,817

Total	$911,817	$—	$—	$911,817

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Russell 1000 Value
Investments:
Assets:
Common Stocks	$26,278,927,194	$—		$—	$26,278,927,194
Money Market Funds	412,070,245	—		—	412,070,245

Total	$26,690,997,439	$—		$—	$26,690,997,439

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,694,400	$—		$—	$1,694,400

Total	$1,694,400	$—		$—	$1,694,400

Russell 2000
Investments:
Assets:
Common Stocks	$25,247,788,783	$4,070,501		$27,858,869	$25,279,718,153
Rights	—	64,252		—	64,252
Warrants	—	3		—	3
Money Market Funds	4,374,237,605	—		—	4,374,237,605

Total	$29,622,026,388	$4,134,756		$27,858,869	$29,654,020,013

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,750,343	$—		$—	$1,750,343

Total	$1,750,343	$—		$—	$1,750,343

Russell 2000 Growth
Investments:
Assets:
Common Stocks	$5,929,849,469	$1,244,953		$224,074	$5,931,318,496
Rights	—	30,213		—	30,213
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	1,474,372,034	—		—	1,474,372,034

Total	$7,404,221,503	$1,275,166		$224,074	$7,405,720,743

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$274,923	$—		$—	$274,923

Total	$274,923	$—		$—	$274,923

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Russell 2000 Value
Investments:
Assets:
Common Stocks	$5,759,275,030	$687,811	$11,901,131	$5,771,863,972
Warrants	—	1	—	1
Money Market Funds	719,208,745	—	—	719,208,745

Total	$6,478,483,775	$687,812	$11,901,131	$6,491,072,718

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$440,292	$—	$—	$440,292

Total	$440,292	$—	$—	$440,292

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Top 200
Barclays Capital Inc.	$19,369	$19,369	$—
Deutsche Bank Securities Inc.	26,667	26,667	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	136,713	136,713	—
State Street Bank & Trust Company	266,514	266,514	—

	$449,263	$449,263	$—

Russell Top 200 Growth
Barclays Capital Inc.	$74,477	$74,477	$—
Credit Suisse Securities (USA) LLC	32,398	32,398	—
Deutsche Bank Securities Inc.	136,254	136,254	—
HSBC Bank PLC	9,880	9,880	—
Merrill Lynch, Pierce, Fenner & Smith	3,454,274	3,454,274	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	351,994	351,994	—
SG Americas Securities LLC	10,253	10,253	—
Wells Fargo Securities LLC	1,604,254	1,604,254	—

	$5,673,784	$5,673,784	$—

Russell 1000
Barclays Capital Inc.	$2,890,007	$2,890,007	$—
BMO Capital Markets	7,691	7,691	—
BNP Paribas Prime Brokerage Inc.	2,637,006	2,637,006	—
Citigroup Global Markets Inc.	43,127,620	43,127,620	—
Credit Suisse Securities (USA) LLC	15,028,582	15,028,582	—
Deutsche Bank Securities Inc.	51,206,345	51,206,345	—
Goldman Sachs & Co.	58,357,472	58,357,472	—
HSBC Bank PLC	7,189	7,189	—
Jefferies LLC	3,881,090	3,881,090	—
JPMorgan Clearing Corp.	35,986,021	35,986,021	—
Merrill Lynch, Pierce, Fenner & Smith	19,694,862	19,694,862	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	59,636,927	59,636,927	—
National Financial Services LLC	525,189	525,189	—
Scotia Capital (USA) Inc.	97,151	97,151	—
SG Americas Securities LLC	5,850,643	5,850,643	—
State Street Bank & Trust Company	28,438,900	28,438,900	—
Timber Hill LLC	373,179	373,179	—
UBS Securities LLC	20,641,841	20,641,841	—
Wells Fargo Securities LLC	2,800	2,800	—

	$348,390,515	$348,390,515	$—

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 1000 Growth
Barclays Capital Inc.	$9,420,369	$9,420,369	$—
BNP Paribas Prime Brokerage Inc.	45,937,559	45,937,559	—
Citigroup Global Markets Inc.	77,823,903	77,823,903	—
Credit Suisse Securities (USA) LLC	25,792,472	25,792,472	—
Deutsche Bank Securities Inc.	44,323,601	44,323,601	—
Goldman Sachs & Co.	182,838,158	182,838,158	—
HSBC Bank PLC	743,920	743,920	—
Jefferies LLC	17,116,754	17,116,754	—
JPMorgan Clearing Corp.	130,660,952	130,660,952	—
Merrill Lynch, Pierce, Fenner & Smith	63,459,079	63,459,079	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	180,140,741	180,140,741	—
National Financial Services LLC	2,416,661	2,416,661	—
Scotia Capital (USA) Inc.	15,282,135	15,282,135	—
State Street Bank & Trust Company	40,725,321	40,725,321	—
Timber Hill LLC	2,503,707	2,503,707	—
UBS Securities LLC	65,790,462	65,790,462	—
Wells Fargo Securities LLC	2,801,887	2,801,887	—

	$907,777,681	$907,777,681	$—

Russell 1000 Value
Barclays Capital Inc.	$8,769,555	$8,769,555	$—
BMO Capital Markets	2,589	2,589	—
BNP Paribas Prime Brokerage Inc.	3,029,469	3,029,469	—
Citigroup Global Markets Inc.	23,723,615	23,723,615	—
Credit Suisse Securities (USA) LLC	5,425,500	5,425,500	—
Deutsche Bank Securities Inc.	22,103,554	22,103,554	—
Goldman Sachs & Co.	47,937,739	47,937,739	—
HSBC Bank PLC	251,148	251,148	—
Jefferies LLC	9,998,538	9,998,538	—
JPMorgan Clearing Corp.	72,705,062	72,705,062	—
Merrill Lynch, Pierce, Fenner & Smith	25,341,960	25,341,960	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	54,509,499	54,509,499	—
National Financial Services LLC	498,435	498,435	—
SG Americas Securities LLC	308,921	308,921	—
State Street Bank & Trust Company	43,634,803	43,634,803	—
Timber Hill LLC	12,326	12,326	—
UBS Securities LLC	40,932,334	40,932,334	—
Wells Fargo Securities LLC	314,617	314,617	—

	$359,499,664	$359,499,664	$—

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000
Barclays Capital Inc.	$70,490,142	$70,490,142	$—
BMO Capital Markets	71,781	71,781	—
BNP Paribas Prime Brokerage Inc.	133,996,701	133,996,701	—
Citigroup Global Markets Inc.	262,408,173	262,408,173	—
Credit Suisse Securities (USA) LLC	203,165,565	203,165,565	—
Deutsche Bank Securities Inc.	424,661,196	424,661,196	—
Goldman Sachs & Co.	934,957,423	934,957,423	—
HSBC Bank PLC	10,423,643	10,423,643	—
Jefferies LLC	25,937,168	25,937,168	—
JPMorgan Clearing Corp.	616,793,100	616,793,100	—
Merrill Lynch, Pierce, Fenner & Smith	341,417,214	341,417,214	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	770,595,753	770,595,753	—
National Financial Services LLC	86,718,418	86,718,418	—
Scotia Capital (USA) Inc.	6,894,713	6,894,713	—
SG Americas Securities LLC	8,518,455	8,518,455	—
State Street Bank & Trust Company	82,963,473	82,963,473	—
Timber Hill LLC	4,590,512	4,590,512	—
UBS Securities LLC	242,596,185	242,596,185	—
Wells Fargo Securities LLC	46,145,149	46,145,149	—

	$4,273,344,764	$4,273,344,764	$—

Russell 2000 Growth
Barclays Capital Inc.	$36,371,301	$36,371,301	$—
BNP Paribas Prime Brokerage Inc.	44,840,771	44,840,771	—
Citigroup Global Markets Inc.	115,579,685	115,579,685	—
Credit Suisse Securities (USA) LLC	73,208,584	73,208,584	—
Deutsche Bank Securities Inc.	143,930,446	143,930,446	—
Goldman Sachs & Co.	287,574,885	287,574,885	—
HSBC Bank PLC	6,197,968	6,197,968	—
Jefferies LLC	11,711,233	11,711,233	—
JPMorgan Clearing Corp.	191,283,298	191,283,298	—
Merrill Lynch, Pierce, Fenner & Smith	112,035,494	112,035,494	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	276,122,861	276,122,861	—
National Financial Services LLC	29,594,954	29,594,954	—
Scotia Capital (USA) Inc.	2,448,620	2,448,620	—
SG Americas Securities LLC	1,317,984	1,317,984	—
State Street Bank & Trust Company	29,845,297	29,845,297	—
Timber Hill LLC	1,974,022	1,974,022	—
UBS Securities LLC	75,736,247	75,736,247	—
Wells Fargo Securities LLC	4,945,700	4,945,700	—

	$1,444,719,350	$1,444,719,350	$—

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000 Value
Barclays Capital Inc.	$14,979,523	$14,979,523	$—
BNP Paribas Prime Brokerage Inc.	12,810,054	12,810,054	—
Citigroup Global Markets Inc.	35,337,039	35,337,039	—
Credit Suisse Securities (USA) LLC	29,358,981	29,358,981	—
Deutsche Bank Securities Inc.	86,319,119	86,319,119	—
Goldman Sachs & Co.	168,148,383	168,148,383	—
HSBC Bank PLC	3,805,501	3,805,501	—
Jefferies LLC	5,153,343	5,153,343	—
JPMorgan Clearing Corp.	116,990,328	116,990,328	—
Merrill Lynch, Pierce, Fenner & Smith	52,661,201	52,661,201	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	99,018,408	99,018,408	—
National Financial Services LLC	6,767,573	6,767,573	—
Scotia Capital (USA) Inc.	100,036	100,036	—
SG Americas Securities LLC	991,072	991,072	—
State Street Bank & Trust Company	9,932,084	9,932,084	—
Timber Hill LLC	361,708	361,708	—
UBS Securities LLC	45,785,244	45,785,244	—
Wells Fargo Securities LLC	7,457,106	7,457,106	—

	$695,976,703	$695,976,703	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $111 billion
0.1715	[a]	Over $111 billion, up to and including $141 billion
0.1630	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to July 1, 2015, for its investment advisory services to the iShares Russell 2000 ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $141 billion
0.1715	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $111 billion
0.2144	[a]	Over $111 billion, up to and including $141 billion
0.2037	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $141 billion
0.2144	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Russell Top 200	$934
Russell Top 200 Growth	10,814
Russell Top 200 Value	889
Russell 1000	941,221
Russell 1000 Growth	2,100,698

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$1,655,333
Russell 2000	29,489,572
Russell 2000 Growth	10,176,208
Russell 2000 Value	4,274,263

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$3,458,249	$1,752,548
Russell Top 200 Growth	62,403,935	49,871,617
Russell Top 200 Value	20,661,027	8,080,597
Russell 1000	192,817,087	100,676,468
Russell 1000 Growth	2,680,679,593	3,115,543,957
Russell 1000 Value	3,057,217,583	1,273,760,386
Russell 2000	589,250,953	1,011,020,810
Russell 2000 Growth	751,358,846	900,051,240
Russell 2000 Value	699,643,826	661,476,249

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	821	86	(133)	774	$263,601	$7,331	$(2,369)
PNC Financial Services Group Inc. (The)	3,439	364	(599)	3,204	270,962	7,104	(702)

					$534,563	$14,435	$(3,071)

Russell Top 200 Growth
BlackRock Inc.	4,278	825	(1,773)	3,330	$1,134,098	$28,854	$180,799

Russell Top 200 Value
BlackRock Inc.	2,031	433	(322)	2,142	$729,501	$17,675	$9,214
PNC Financial Services Group Inc. (The)	13,762	2,812	(3,604)	12,970	1,096,873	25,316	27,969

					$1,826,374	$42,991	$37,183

Russell 1000
BlackRock Inc.	68,573	38,470	(15,881)	91,162	$31,047,042	$711,369	$1,770,085
PNC Financial Services Group Inc. (The)	287,284	157,650	(68,597)	376,337	31,826,820	646,052	1,347,363

					$62,873,862	$1,357,421	$3,117,448

Russell 1000 Growth
BlackRock Inc.	129,242	24,354	(41,039)	112,557	$38,333,538	$1,038,805	$2,720,543

Russell 1000 Value
BlackRock Inc.	199,140	69,179	(39,625)	228,694	$77,886,316	$1,903,498	$4,030,986
PNC Financial Services Group Inc. (The)	1,349,959	433,682	(399,375)	1,384,266	117,067,376	2,726,170	6,031,595

					$194,953,692	$4,629,668	$10,062,581

Russell 2000
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$2,636,815	$—	$—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	12,011,807	1,902,163	—

					$14,648,622	$1,902,163	$—

Russell 2000 Value
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,095,926	$—	$—
PennyMac Mortgage Investment Trust	500,253	—	(23,415)	476,838	6,504,070	1,044,253	(194,052)

					$7,599,996	$1,044,253	$(194,052)

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$6,836,139	$6,234,956
Russell Top 200 Growth	96,050,976	93,384,409
Russell Top 200 Value	28,102,988	27,365,874
Russell 1000	798,066,930	592,225,046
Russell 1000 Growth	5,196,747,882	4,776,814,441
Russell 1000 Value	4,614,734,690	4,208,193,422
Russell 2000	5,521,600,630	4,682,092,098
Russell 2000 Growth	2,108,723,614	1,847,167,250
Russell 2000 Value	1,681,215,462	1,521,272,288

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$6,853,207	$10,938,102
Russell Top 200 Growth	128,608,262	181,770,277
Russell Top 200 Value	29,390,695	34,870,268
Russell 1000	5,806,204,532	2,123,405,551
Russell 1000 Growth	5,098,294,531	4,629,100,278
Russell 1000 Value	7,177,923,322	5,489,770,008
Russell 2000	93,519,753,319	95,549,624,527
Russell 2000 Growth	2,638,112,008	3,060,983,784
Russell 2000 Value	1,996,754,291	1,795,928,079

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$736,622	$911,817	$1,694,400

Assets
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,750,343	$274,923	$440,292

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$1,447,106	$661,451	$2,802,731

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$478,385	$496,423	$1,090,938

	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$(6,799,051)	$(187,671)	$(1,539,563)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$505,053	$62,470	$83,039

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2016:

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average value of contracts purchased	$26,224,443	$34,766,519	$62,512,944

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average value of contracts purchased	$50,095,918	$7,665,912	$18,424,614

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$(290,073)	$86,955	$203,118
Russell Top 200 Growth	73,361,737	84,484	(73,446,221)
Russell Top 200 Value	4,796,876	9,407	(4,806,283)
Russell 1000	734,175,390	21,501,316	(755,676,706)
Russell 1000 Growth	1,982,722,191	3,791,991	(1,986,514,182)
Russell 1000 Value	1,688,715,397	16,833,443	(1,705,548,840)
Russell 2000	1,997,486,516	14,816,125	(2,012,302,641)
Russell 2000 Growth	457,645,359	2,056,690	(459,702,049)
Russell 2000 Value	222,698,823	5,806,284	(228,505,107)

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Russell Top 200
Ordinary income	$1,986,486	$2,178,025

Russell Top 200 Growth
Ordinary income	$9,281,805	$8,810,448

Russell Top 200 Value
Ordinary income	$4,606,767	$4,244,936

Russell 1000
Ordinary income	$272,727,438	$182,905,594

Russell 1000 Growth
Ordinary income	$424,964,653	$365,151,473

Russell 1000 Value
Ordinary income	$660,074,129	$512,726,330

Russell 2000
Ordinary income	$400,400,423	$377,188,617

Russell 2000 Growth
Ordinary income	$56,674,684	$50,213,443

Russell 2000 Value
Ordinary income	$120,780,176	$117,739,507

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell Top 200	$94,671	$(951,675)	$(2,359,781)	$(57,372)	$(3,274,157)
Russell Top 200 Growth	219,390	(18,413,259)	133,803,853	(76,421)	115,533,563
Russell Top 200 Value	—	(4,885,216)	(3,909,515)	—	(8,794,731)
Russell 1000	7,504,050	(264,125,439)	935,201,866	(3,285,270)	675,295,207
Russell 1000 Growth	3,568,616	(2,554,703,645)	6,071,780,107	(15,829,630)	3,504,815,448
Russell 1000 Value	—	(685,236,090)	920,628,040	—	235,391,950
Russell 2000	—	(3,974,571,834)	(8,511,269,760)	(115,577,635)	(12,601,419,229)
Russell 2000 Growth	—	(1,306,429,169)	(1,082,320,125)	(304)	(2,388,749,598)
Russell 2000 Value	—	(604,556,268)	(768,275,926)	(16,704,652)	(1,389,536,846)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$944,918	$—	$—	$6,757	$951,675
Russell Top 200 Growth	14,518,458	—	—	3,894,801	18,413,259
Russell Top 200 Value	1,474,991	—	—	3,410,225	4,885,216
Russell 1000	—	55,386,729	198,974,722	9,763,988	264,125,439
Russell 1000 Growth	—	618,155,074	1,537,593,620	398,954,951	2,554,703,645
Russell 1000 Value	—	—	537,253,151	147,982,939	685,236,090
Russell 2000	2,334,356,263	304,954,114	965,955,801	369,305,656	3,974,571,834
Russell 2000 Growth	145,594,055	291,496,992	592,964,832	276,373,290	1,306,429,169
Russell 2000 Value	48,141,374	—	443,046,329	113,368,565	604,556,268

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell 1000	$33,266,735
Russell 1000 Growth	185,560,466
Russell 1000 Value	236,454,408
Russell 2000 Value	11,688,342

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$91,744,434	$6,129,578	$(8,489,359)	$(2,359,781)
Russell Top 200 Growth	503,482,260	146,096,716	(12,292,863)	133,803,853
Russell Top 200 Value	174,161,869	10,243,719	(14,153,234)	(3,909,515)
Russell 1000	14,219,848,359	1,980,416,542	(1,045,214,676)	935,201,866
Russell 1000 Growth	24,530,967,211	7,014,244,048	(942,463,941)	6,071,780,107
Russell 1000 Value	25,770,369,399	3,455,100,083	(2,534,472,043)	920,628,040
Russell 2000	38,165,289,773	336,572,259	(8,847,842,019)	(8,511,269,760)
Russell 2000 Growth	8,488,040,868	408,669,017	(1,490,989,142)	(1,082,320,125)
Russell 2000 Value	7,259,348,644	467,707,133	(1,235,983,059)	(768,275,926)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	103

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Russell Top 200	$2,155,889
Russell Top 200 Growth	10,141,789
Russell Top 200 Value	4,390,814
Russell 1000	264,712,174
Russell 1000 Growth	464,264,929

iShares ETF	Qualified Dividend Income
Russell 1000 Value	$615,701,373
Russell 2000	238,829,982
Russell 2000 Growth	38,917,512
Russell 2000 Value	76,270,729

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Russell 1000	96.22
Russell 1000 Growth	100.00

iShares ETF	Dividends- Received Deduction
Russell 1000 Value	94.28%
Russell 2000	57.40
Russell 2000 Growth	67.88
Russell 2000 Value	59.22

TAX INFORMATION	105

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.967521	$—	$0.002418	$0.969939	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.833132	—	0.003249	0.836381	100	—	0	[a]	100
Russell Top 200 Value	1.167409	—	0.001496	1.168905	100	—	0	[a]	100
Russell 1000	2.269328	—	0.028808	2.298136	99	—	1		100
Russell 1000 Growth	1.392450	—	0.011524	1.403974	99	—	1		100
Russell 1000 Value	2.478204	—	0.038549	2.516753	98	—	2		100
Russell 2000	1.579088	—	0.096784	1.675872	94	—	6		100
Russell 2000 Growth	1.168618	—	0.035821	1.204439	97	—	3		100
Russell 2000 Value	1.820595	—	0.130669	1.951264	93	—	7		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,317	99.85

	1,319	100.00%

iShares Russell Top 200 Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Russell Top 200 Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Russell 1000 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares Russell 1000 Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares Russell 2000 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

iShares Russell 2000 Growth ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Value ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Russell 1000 Value ETF and the iShares Russell 2000 ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Russell 1000 Value ETF in respect of the Company’s financial year ending 31 December 2015 is USD 4.51 million. This figure is comprised of fixed remuneration of USD 1.75 million and variable remuneration of USD 2.76 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Russell 1000 Value ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 536.29 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 129.88 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Russell 2000 ETF in respect of the Company’s financial year ending 31 December 2015 is USD 4.57 million. This figure is comprised of fixed remuneration of USD 1.78 million and variable remuneration of USD 2.79 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Russell 2000 ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 542.81 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 131.46 thousand.

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	111

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	113

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-305-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | NYSE Arca
➢	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | NYSE Arca
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | NYSE Arca
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 11 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.79% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a sharp decline in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented stocks during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized stocks.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.75)%	(4.71)%	(4.34)%	(4.75)%	(4.71)%	(4.34)%
5 Years	14.28%	14.29%	14.72%	94.95%	95.01%	98.66%
Since Inception	10.06%	10.06%	10.53%	158.69%	158.72%	169.87%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.20	$2.34	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -1.84%, net of fees, while the total return for the Index was -1.45%.

As represented by the Index, U.S. aerospace and defense stocks posted a negative return for the reporting period. The stocks in the Index slightly underperformed the broad U.S. equity market in a volatile period that saw sharp declines in August and September before rallying in late 2015, only to endure yet another sell-off and rebound in the first quarter of 2016.

Stocks in the aerospace and defense industry comprised more than 90% of the Index on average during the reporting period. These firms faced a challenging business environment and accounted for the vast majority of the Index’s negative return. At the other end of the spectrum, the leisure products industry, which is how firearms manufacturers are categorized, contributed meaningfully to Index performance. Firearms manufacturers benefited from strong demand in the U.S. The IT consulting and other services industry and the industrial machinery industry also contributed to returns.

Aerospace and defense industry profit growth was disappointing through the fourth quarter of 2015 (the latest quarter for which data is available). The dual decline in stock prices and earnings meant valuations in the industry were little changed from the beginning of the reporting period through December 31, 2015. A number of aerospace companies faced challenges during the period, while more defense-oriented firms typically benefited from government defense contract awards. In addition, the relative strength of the U.S. dollar was a headwind for many large multinational aerospace and defense companies.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Aerospace & Defense	93.84%
Leisure Products	2.52
Industrial Machinery	1.55
Airport Services	1.06
IT Consulting & Other Services	1.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Boeing Co. (The)	8.99%
United Technologies Corp.	8.94
Lockheed Martin Corp.	7.75
General Dynamics Corp.	6.28
Northrop Grumman Corp.	6.28
Raytheon Co.	6.16
Rockwell Collins Inc.	3.74
TransDigm Group Inc.	3.62
Textron Inc.	3.50
L-3 Communications Holdings Inc.	3.24

TOTAL	58.50%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.05)%	(11.05)%	(10.76)%	(11.05)%	(11.05)%	(10.76)%
5 Years	6.42%	6.42%	6.74%	36.47%	36.53%	38.55%
Since Inception	(1.20)%	(1.21)%	(0.94)%	(11.32)%	(11.34)%	(8.92)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$984.70	$2.23	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) (formerly the iShares U.S. Broker-Dealers ETF) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -10.23%, net of fees, while the total return for the Index was -9.97%.

As represented by the Index, U.S. investment services stocks declined for the reporting period.

Investment banks and brokerage companies, the largest weighting at an average 71% of the Index, declined for the reporting period. Debt and equity underwriting fees, particularly for initial public offerings (“IPOs”), declined for the reporting period. For the calendar year of 2015, total IPO proceeds totaled approximately $30 billion, down from $85 billion in 2014. However, 2015 also marked a year of record levels of merger and acquisition (“M&A”) activity.

Banks were also adversely affected by the sharp decline in oil prices, which dipped below $27 per barrel on February 11, 2016. In the aftermath of the financial crisis, many investment banks had found promising revenue opportunities with the energy sector, including underwriting bonds. As oil prices fell, banks warned about declining quality of energy sector loans, and set aside additional loan loss reserves.

Already hurt by market volatility, variable annuities experienced additional sales declines due to an anticipated ruling from the Department of Labor that would require anyone who is providing retirement investment advice to be a fiduciary.

Specialized finance companies, which accounted for 27% of the Index on average, contributed to Index performance. The group is comprised of securities exchanges, which benefit from rising trading volumes. As uncertainty surrounding interest rates, concern about the decline in oil prices, and worries about slower growth in China grew, market volatility surged. Volatility, in turn, drove up the volume of trades on exchanges.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	70.15%
Specialized Finance	28.35
Asset Management & Custody Banks	1.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	10.96%
Morgan Stanley	8.85
Charles Schwab Corp. (The)	8.59
CME Group Inc./IL	8.31
Intercontinental Exchange Inc.	7.81
TD Ameritrade Holding Corp.	4.84
Nasdaq Inc.	4.57
E*TRADE Financial Corp.	4.35
Raymond James Financial Inc.	4.24
CBOE Holdings Inc.	3.92

TOTAL	66.44%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.12)%	(8.11)%	(7.70)%	(8.12)%	(8.11)%	(7.70)%
5 Years	14.93%	14.93%	15.31%	100.50%	100.56%	103.84%
Since Inception	9.87%	9.87%	10.33%	154.41%	154.44%	164.96%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.00	$2.23	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -4.94%, net of fees, while the total return for the Index was -4.54%.

U.S. healthcare providers, as represented by the Index, posted negative returns during the reporting period, driven lower in part by overall healthcare sector concerns about overly rich stock valuations and political rhetoric about expensive drug prices. One exception was managed healthcare companies, which comprised more than 45% of the stocks represented in the Index on average during the reporting period. The managed-care industry performed relatively well, fueled in part by consolidation activity among the top players in that space. While consolidation activity whittled the top five managed-care companies down to three, many investors began to believe that these stocks could be overvalued. In spite of these concerns, the managed-care industry of U.S. health care providers finished with positive returns during the reporting period and made the largest contribution to Index performance.

Other segments of the U.S. healthcare providers industry did not fare as well. Valuation concerns, coupled with political worries about the ability of the Affordable Care Act to deliver on its promises of lower-cost healthcare, helped erase some of the previous luster of the healthcare sector. In addition, all three of the major segments of the healthcare providers industry faced increasing earnings pressures from lower-than-expected activity at the healthcare exchanges set up under the Affordable Care Act. In that environment, the stocks in the healthcare facilities industry detracted most from Index performance. Healthcare services stocks were also notable detractors for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Managed Health Care	45.87%
Health Care Services	26.15
Health Care Facilities	22.60
Health Care Technology	2.11
Life Sciences Tools & Services	1.46
Diversified Support Services	1.26
Health Care Distributors	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	13.24%
Express Scripts Holding Co.	7.06
Aetna Inc.	6.53
Anthem Inc.	6.23
Cigna Corp.	5.98
Humana Inc.	5.13
HCA Holdings Inc.	4.91
Centene Corp.	3.35
DaVita HealthCare Partners Inc.	3.21
Laboratory Corp. of America Holdings	3.18

TOTAL	58.82%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.80)%	(3.81)%	(3.40)%	(3.80)%	(3.81)%	(3.40)%
5 Years	15.92%	15.93%	16.44%	109.29%	109.37%	114.04%
Since Inception	(5.15)%	(5.15)%	(4.39)%	(40.78)%	(40.80)%	(35.90)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.90	$2.29	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 5.00%, net of fees, while the total return for the Index was 5.40%.

As represented by the Index, U.S. home construction-related stocks advanced for the reporting period and outperformed broader equity indexes.

Fueled by low mortgage rates and improving employment figures, demand for housing had a strong start to the reporting period. Sales of new homes increased 14.5% in the calendar year of 2015, the best year for sales of new single-family homes since 2008, despite concerns of rising interest rates, economic sluggishness, and tepid wage gains. In the final months of the reporting period, though, housing data became mixed as the direction of equity markets and economic conditions became less clear. U.S. new-home construction fell in December 2015 and January 2016, but it rebounded in February 2016. Building permits, meanwhile, declined 3.1% in February 2016. After falling in January 2016, new-home sales climbed 2% in February 2016.

Homebuilders, which accounted for 65% of the Index on average during the reporting period, posted relatively flat results. New-home sales during the reporting period drove up demand for home furnishings, and that industry performed well. Home improvement retailers and building products manufacturers logged positive results amid an uptick in the repair and remodeling of existing homes. The construction materials industry detracted modestly from Index returns, due in part to associations with the oil and gas sector, where reduced drilling activity led to decreased demand for related materials.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Homebuilding	64.73%
Building Products	15.36
Home Improvement Retail	8.34
Home Furnishings	4.34
Trading Companies & Distributors	2.40
Specialty Chemicals	2.29
Construction Materials	1.36
Forest Products	1.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

DR Horton Inc.	11.88%
Lennar Corp. Class A	10.64
NVR Inc.	8.15
PulteGroup Inc.	7.73
Toll Brothers Inc.	6.27
Home Depot Inc. (The)	4.35
CalAtlantic Group Inc.	3.90
Lowe’s Companies Inc.	3.32
TRI Pointe Group Inc.	2.82
Meritage Homes Corp.	2.30

TOTAL	61.36%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® U.S. INSURANCE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.70%	2.70%	3.11%	2.70%	2.70%	3.11%
5 Years	10.84%	10.84%	11.34%	67.28%	67.31%	71.08%
Since Inception	1.71%	1.71%	2.16%	18.29%	18.31%	23.62%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.60	$2.29	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. INSURANCE ETF

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 3.60%, net of fees, while the total return for the Index was 3.98%.

As represented by the Index, U.S. insurance-related stocks advanced for the reporting period and outperformed broader equity indexes.

Property and casualty insurers, the largest weighting at an average of nearly 42% of the Index, delivered solid results for the reporting period. Investment returns for the group remained depressed in an environment of market volatility and low interest rates, while underwriting results were relatively flat for 2015.

Life and health insurers, which accounted for 31% of the Index on average, detracted from Index performance for the reporting period as low interest rates continued to drag down yields on fixed-rate annuities and universal life products. Other factors weighing on the industry during the reporting period included reserve increases, diminished mortality results, large reinsurance transactions, and hedging. Following the Fed’s interest rate increase, the industry group began to develop innovative new products designed to take advantage of a rising rate environment and to reduce the risk of investors cashing in their annuities prematurely.

Multi-line insurers achieved relatively flat results for the reporting period. On average, the industry experienced a contraction in operating margins during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Property & Casualty Insurance	45.99%
Life & Health Insurance	28.71
Multi-line Insurance	20.05
Insurance Brokers	2.45
Reinsurance	1.54
Other Diversified Financial Services	1.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

American International Group Inc.	11.29%
Chubb Ltd.	10.03
MetLife Inc.	8.87
Travelers Companies Inc. (The)	6.45
Prudential Financial Inc.	6.04
Aflac Inc.	5.03
Allstate Corp. (The)	4.74
Progressive Corp. (The)	3.95
Hartford Financial Services Group Inc. (The)	3.53
Markel Corp.	2.45

TOTAL	62.38%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.18%	3.15%	3.59%	3.18%	3.15%	3.59%
5 Years	14.50%	14.50%	14.97%	96.79%	96.83%	100.87%
Since Inception	9.98%	9.98%	10.50%	156.84%	156.81%	169.00%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.30	$2.37	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 6.13%, net of fees, while the total return for the Index was 6.53%.

U.S. medical devices stocks, as represented by the Index, produced positive returns during the reporting period, outpacing the broader market and larger healthcare sector. The medical devices industry outperformed the healthcare sector as a whole thanks in part to ongoing acquisitions within the medical equipment industry as well as improved company earnings.

The healthcare equipment industry comprised more than 85% of the Index on average during the reporting period, and made the largest contribution to Index performance. The gains in this segment were driven in part by the Affordable Care Act, which broadened the availability of healthcare solutions for many Americans. Demographic trends, especially the aging of the Baby Boom generation in the United States, also helped bolster demand for medical devices. Global demand for healthcare equipment contributed as well, as U.S. medical device manufacturers continued to seek growth-market opportunities overseas.

The life sciences tools and services industry made a notable contribution to Index performance, supported by rising demand from various research and pharmaceutical companies, with notable growth in emerging markets, and stock prices supported by many companies share buyback policies. The healthcare supplies industry, representing a small fraction of the Index on average during the reporting period, also performed well.

However, the U.S. medical devices industry continued to face challenges, as it remained mired among regulatory issues, such as the ongoing threat of an excise tax on medical device sales under the Affordable Care Act, and pricing pressure and financial challenges associated with intense competition in the industry.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Health Care Equipment	85.82%
Life Sciences Tools & Services	13.07
Other **	1.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Medtronic PLC	14.18%
Abbott Laboratories	9.53
Thermo Fisher Scientific Inc.	8.79
Stryker Corp.	5.94
Becton Dickinson and Co.	5.73
Boston Scientific Corp.	4.83
Intuitive Surgical Inc.	4.37
Baxter International Inc.	4.36
Zimmer Biomet Holdings Inc.	3.86
Edwards Lifesciences Corp.	3.81

TOTAL	65.40%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(27.95)%	(27.93)%	(27.78)%	(27.95)%	(27.93)%	(27.78)%
5 Years	(5.96)%	(5.97)%	(5.62)%	(26.46)%	(26.48)%	(25.12)%
Since Inception	0.96%	0.96%	1.36%	9.95%	9.95%	14.28%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$944.10	$2.19	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -32.89%, net of fees, while the total return for the Index was -32.74%.

As represented by the Index, oil and gas exploration and production stocks declined for the reporting period, registering some of the weakest performance of all U.S. sectors.

Oil and gas exploration and production stocks faced an uneven economic environment during the reporting period as energy prices declined. The price of oil continued to plummet, dipping below $27 per barrel on February 11, 2016, its lowest level since 2003 and falling more than 70% since June 2014. Natural gas prices declined 38% for the reporting period.

Several factors contributed to a global oil supply glut during the reporting period, including higher production capacity and efficiency in the U.S., elevated international production, and Iran’s reentry into the global oil market. On the demand side, tepid global growth meant modest energy consumption.

A strong U.S. dollar also affected oil prices, making oil more expensive for buyers paying with other currencies.

Exploration and production stocks were among the hardest hit in the energy sector, as energy companies cut capital expenditures, reduced activity, and pressured suppliers to reduce pricing in order to preserve cash flow. For the 2015 calendar year, exploration and production spending declined 23%, and it was forecast to drop an additional 27% for 2016. Margins also declined, although they began to rebound late in 2015 as some companies started to reduce costs.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	70.64%
Oil & Gas Refining & Marketing	26.46
Oil & Gas Storage & Transportation	2.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

ConocoPhillips	11.24%
Phillips 66	9.18
EOG Resources Inc.	9.01
Valero Energy Corp.	6.81
Anadarko Petroleum Corp.	5.35
Pioneer Natural Resources Co.	5.19
Marathon Petroleum Corp.	4.44
Apache Corp.	4.17
Devon Energy Corp.	3.16
Hess Corp.	3.15

TOTAL	61.70%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(22.59)%	(22.64)%	(22.56)%	(22.59)%	(22.64)%	(22.56)%
5 Years	(11.07)%	(11.08)%	(10.83)%	(44.38)%	(44.42)%	(43.61)%
Since Inception	(2.83)%	(2.84)%	(2.55)%	(24.80)%	(24.85)%	(22.56)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$990.40	$2.24	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -32.83%, net of fees, while the total return for the Index was -32.81%.

As represented by the Index, oil and gas equipment and services stocks declined for the reporting period, registering some of the weakest performance of all U.S. sectors.

Companies within the Index struggled during the reporting period as energy prices fell. The price of oil plummeted, dipping below $27 per barrel on February 11, 2016, its lowest level since 2003 and falling more than 70% since June 2014. Natural gas prices declined 38% for the reporting period.

Several factors contributed to a global oil supply glut during the reporting period, including higher production capacity and efficiency in the U.S., elevated international production, and Iran’s reentry into the global oil market. On the demand side, tepid global growth meant modest energy consumption.

A strong U.S. dollar also affected oil prices, making oil more expensive for buyers paying with other currencies.

The oil and gas equipment and services industry accounted for approximately 80% of the Index on average, and oil and gas drilling companies comprised about 19% on average. Both industries were hit hard as energy companies cut capital expenditures to preserve cash flow. For oil and gas equipment and services companies, revenues dropped markedly. Exploration and production customers cut their capital expenditures and activity levels, and pressured the equipment and services companies to reduce pricing. The effect was more severe on drillers, as the number of rigs drilling for oil and natural gas in the U.S. fell to 450 at period-end, the fewest since 1940.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	79.49%
Oil & Gas Drilling	19.47
Industrial Machinery	1.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Schlumberger Ltd.	17.38%
Halliburton Co.	9.22
Baker Hughes Inc.	6.91
Cameron International Corp.	5.53
National Oilwell Varco Inc.	5.19
Weatherford International PLC	4.12
FMC Technologies Inc.	3.73
Helmerich & Payne Inc.	3.57
Core Laboratories NV	3.06
Oceaneering International Inc.	2.64

TOTAL	61.35%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.88)%	(18.96)%	(18.55)%	(18.88)%	(18.96)%	(18.55)%
5 Years	17.37%	17.36%	17.79%	122.75%	122.64%	126.76%
Since Inception	12.34%	12.34%	12.82%	217.17%	217.00%	230.77%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$938.40	$2.18	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -16.84%, net of fees, while the total return for the Index was -16.46%.

U.S. pharmaceuticals stocks, as represented by the Index, posted negative results during the reporting period, underperforming the broad U.S. stock market. During the period, the sector was driven lower in part by concerns about overly rich stock valuations, U.S. political rhetoric about expensive drug prices, and some disappointing clinical trials in the biotechnology industry. The decline in U.S. pharmaceuticals stock prices came on the heels of a recently robust period for the industry, when the Index results posted solid gains for the prior fiscal year ended April 30, 2015.

The significant reversal among U.S. pharmaceuticals stocks was partially attributable to the big run-up in stock prices that occurred over the past several years, which more recently began to cause worries among investors that stock prices in the pharmaceutical and biotechnology industries could be overvalued. The slump also came partially in response to political claims of “price gouging” in the market for prescription drugs, which worried investors about the potential for price regulations. Further pressuring the stock prices of many pharmaceutical and biotechnology companies was the backlash from public and private healthcare insurers about high drug costs. The potential loss of revenue for pharmaceuticals companies with expiring patents on prescription drugs also contributed to investors’ cooling interest in pharmaceutical stocks.

Despite these headwinds and the broad-based sell-off in healthcare sector stocks, merger and acquisition activity among pharmaceuticals and biotechnology companies remained strong during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Pharmaceuticals	86.95%
Biotechnology	13.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Johnson & Johnson	9.95%
Pfizer Inc.	8.20
Merck & Co. Inc.	7.70
Bristol-Myers Squibb Co.	6.71
Allergan PLC	6.46
Eli Lilly & Co.	5.78
Zoetis Inc.	3.98
Mylan NV	3.66
Perrigo Co. PLC	3.59
Jazz Pharmaceuticals PLC	2.74

TOTAL	58.77%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® U.S. REAL ESTATE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.52%	2.51%	3.00%	2.52%	2.51%	3.00%
5 Years	9.77%	9.78%	10.35%	59.39%	59.46%	63.62%
10 Years	4.96%	4.98%	5.33%	62.34%	62.51%	68.02%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.90	$2.39	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. REAL ESTATE ETF

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 7.77%, net of fees, while the total return for the Index was 8.25%.

As represented by the Index, U.S. real estate-related stocks advanced for the reporting period and outperformed broader equity indexes.

Real estate investment trusts (“REITs”) delivered positive results for the reporting period, benefiting from the generally benign economic landscape as well as REITs’ healthy dividend yields, which appealed to investors in an environment of low interest rates.

Specialized REITs, which comprised an average of 24% of the Index during the reporting period, encompass REITs spanning from self-storage properties to wireless tower operators and correctional facilities. The group made the most significant contribution to Index performance, benefiting from a generally positive economic landscape.

Retail REITs, which accounted for an average of 14% of the Index, contributed to positive returns as consumer spending levels increased in the reporting period.

Residential REITs performed well, thanks to a healthy rental market and continued low interest rates. For the 2015 calendar year, rent growth averaged 4.8%, and occupancy averaged 95.8%.

Office REITs, which have recovered more slowly than other REITs, experienced improving fundamentals amid rising employment levels and steady supply.

Health care REITs generally continued to benefit from increased rental demand created by the Affordable Care Act during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Specialized REITs	26.54%
Retail REITs	20.15
Residential REITs	13.93
Office REITs	9.86
Health Care REITs	9.45
Diversified REITs	5.07
Mortgage REITs	4.66
Hotel & Resort REITs	4.16
Industrial REITs	3.25
Real Estate Services	2.15
Other**	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.28%
American Tower Corp.	4.92
Public Storage	4.61
Crown Castle International Corp.	3.27
Equity Residential	3.11
AvalonBay Communities Inc.	2.95
Welltower Inc.	2.79
Weyerhaeuser Co.	2.77
Prologis Inc.	2.63
Equinix Inc.	2.58

TOTAL	36.91%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.10)%	(7.10)%	(6.71)%	(7.10)%	(7.10)%	(6.71)%
5 Years	7.39%	7.39%	7.88%	42.83%	42.83%	46.11%
Since Inception	(2.13)%	(2.13)%	(1.74)%	(19.23)%	(19.24)%	(15.96)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$951.70	$2.20	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -7.08%, net of fees, while the total return for the Index was -6.71%.

As represented by the Index, U.S. regional banks-related stocks declined for the reporting period and underperformed broader equity indexes.

Companies within the Index faced a challenging environment as short-term interest rates remained at historically low levels during the reporting period. In December 2015, the Fed raised the federal funds rate to 0.25%, its first increase since 2006, citing signs of ongoing recovery in the U.S. economy.

Regional banks, which represented an average of 76% of the Index during the reporting period, are lenders that conduct deposit and lending activity with individuals and businesses. The spread between the deposits the banks borrow at lower interest rates and the loans the banks make at higher, longer-term interest rates is known as the net interest margin.

During much of the reporting period, a steady, short-term interest rate and a declining Treasury yield squeezed net interest margins for most regional banks, which had a negative impact on Index returns. Although investors had anticipated relief for regional banks when the Fed raised its federal funds rate, the increase did little to help net interest margins as long-term Treasury rates were slow to adjust to the increase in short-term rates. In the final month of the reporting period, a combination of declining oil prices, uncertainty surrounding the global economy, and the Fed’s cautious tone with regard to future short-term rate increases drove a decline in the 10-year Treasury bond yield, again crimping net interest margins.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Regional Banks	76.91%
Diversified Banks	19.95
Thrifts & Mortgage Finance	3.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

U.S. Bancorp.	18.14%
PNC Financial Services Group Inc. (The)	11.59
BB&T Corp.	7.10
SunTrust Banks Inc.	4.98
M&T Bank Corp.	4.83
Fifth Third Bancorp.	3.58
Citizens Financial Group Inc.	3.03
Regions Financial Corp.	2.77
First Republic Bank/CA	2.60
KeyCorp	2.52

TOTAL	61.14%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.68%	3.68%	3.88%	3.68%	3.68%	3.88%
5 Years	7.88%	7.89%	8.17%	46.10%	46.15%	48.10%
10 Years	4.62%	4.61%	4.92%	57.06%	56.99%	61.60%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through May 8, 2007 reflects the performance of the Dow Jones U.S. Telecommunications Index. Index performance beginning on May 9, 2007 reflects the performance of the Dow Jones U.S. Select Telecommunications Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.70	$2.42	$1,000.00	$1,022.80	$2.28	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 30 for more information.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 1.93%, net of fees, while the total return for the Index was 2.11%.

As represented by the Index, U.S. telecommunications stocks delivered modest gains in the reporting period, outpacing broader equity markets.

The Index moved in a downward trend in the early months of the reporting period. After a mid-summer rebound, U.S. telecommunications stocks fell sharply in August 2015 along with broader equity markets amid worries about China’s economic slowdown. After bouncing back in October 2015, the Index plummeted in January 2016 amid a broad stock market selloff. But U.S. telecom stocks began to rebound in late January, several weeks ahead of the broader stock market. The rally coincided with moves by the U.S. Federal Communications Commission to expand bandwidth availability to wireless and other advanced telecommunications technologies and to open the cable television equipment market to more competition from non-industry suppliers.

During the reporting period, U.S. telecommunications stocks continued to benefit from their generous dividend yields as well as advancing technology, particularly in mobile and other wireless services. Because domestic telecommunications companies source their revenues primarily in the U.S., these stocks are typically less vulnerable to global macro-economic fluctuations and exchange rate volatility. In addition, investors were attracted by the prospect of industry consolidation.

Within the sector, integrated telecommunications companies delivered the strongest contribution to Index performance in the reporting period. Large, integrated companies attracted investors with their high dividend yields and ability to adapt to growing competitive pressures. Alternative carriers, such as satellite and internet telecoms, detracted most from the Index’s return.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	69.78%
Wireless Telecommunication Services	24.70
Communications Equipment	2.98
Internet Software & Services	2.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

AT&T Inc.	10.93%
Verizon Communications Inc.	10.72
CenturyLink Inc.	5.89
Level 3 Communications Inc.	5.82
SBA Communications Corp. Class A	5.80
T-Mobile U.S. Inc.	5.22
Frontier Communications Corp.	4.94
Telephone & Data Systems Inc.	4.15
Sprint Corp.	3.46
Consolidated Communications Holdings Inc.	3.42

TOTAL	60.35%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. AEROSPACE & DEFENSE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 93.82%
AAR Corp.	283,551	$6,598,232
Aerojet Rocketdyne Holdings Inc.[a,b]	447,227	7,325,578
Aerovironment Inc.[a,b]	197,994	5,607,190
Astronics Corp.[a]	170,945	6,521,552
B/E Aerospace Inc.	332,460	15,333,055
Boeing Co. (The)	451,180	57,272,789
BWX Technologies Inc.	397,387	13,336,308
Cubic Corp.	173,570	6,935,857
Curtiss-Wright Corp.	174,463	13,201,615
DigitalGlobe Inc.[a,b]	420,100	7,267,730
Engility Holdings Inc.[a,b]	244,051	4,578,397
Esterline Technologies Corp.[a,b]	157,109	10,065,974
General Dynamics Corp.	304,603	40,015,696
HEICO Corp.	131,963	7,934,935
HEICO Corp. Class A	202,764	9,651,566
Hexcel Corp.	322,190	14,082,925
Huntington Ingalls Industries Inc.	128,866	17,646,910
KLX Inc.[a,b]	302,407	9,719,361
L-3 Communications Holdings Inc.	173,748	20,589,138
Lockheed Martin Corp.	222,778	49,345,327
Moog Inc. Class Aa,b	192,391	8,788,421
Northrop Grumman Corp.	202,161	40,007,662
Orbital ATK Inc.	187,890	16,335,157
Raytheon Co.	320,053	39,248,099
Rockwell Collins Inc.	258,352	23,822,638
Spirit AeroSystems Holdings Inc. Class Aa	339,443	15,397,134
TASER International Inc.[a,b]	377,804	7,416,292
Teledyne Technologies Inc.[a,b]	139,612	12,305,402
Textron Inc.	611,089	22,280,305
TransDigm Group Inc.[a]	104,714	23,072,683
Triumph Group Inc.	288,187	9,072,127
United Technologies Corp.	568,984	56,955,298

		597,731,353
AIRPORT SERVICES — 1.06%
Wesco Aircraft Holdings Inc.[a,b]	471,230	6,781,000

		6,781,000

Security	Shares	Value
INDUSTRIAL MACHINERY — 1.55%
RBC Bearings Inc.[a]	134,605	$9,861,162

		9,861,162
IT CONSULTING & OTHER SERVICES — 1.02%
ManTech International Corp./VA Class A	204,237	6,533,542

		6,533,542
LEISURE PRODUCTS — 2.52%
Smith & Wesson Holding Corp.[a,b]	313,156	8,336,213
Sturm Ruger & Co. Inc.[b]	112,987	7,726,051

		16,062,264

TOTAL COMMON STOCKS
(Cost: $655,152,120)		636,969,321

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	15,170,080	15,170,080
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	770,539	770,539
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	363,598	363,598

		16,304,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,304,217)		16,304,217

TOTAL INVESTMENTS IN SECURITIES — 102.53%
(Cost: $671,456,337)		653,273,538
Other Assets, Less Liabilities — (2.53)%		(16,144,185)

NET ASSETS — 100.00%		$637,129,353

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

ASSET MANAGEMENT & CUSTODY BANKS — 1.50%
Diamond Hill Investment Group Inc.	9,518	$1,688,113

		1,688,113
INVESTMENT BANKING & BROKERAGE — 70.12%
BGC Partners Inc. Class A	287,736	2,604,011
Charles Schwab Corp. (The)	344,213	9,644,848
Cowen Group Inc. Class Aa,b	404,163	1,539,861
E*TRADE Financial Corp.[a]	199,637	4,889,110
Evercore Partners Inc. Class A	58,855	3,045,746
Goldman Sachs Group Inc. (The)	78,376	12,303,465
Greenhill & Co. Inc.	79,715	1,769,673
Interactive Brokers Group Inc. Class A	80,738	3,174,618
INTL. FCStone Inc.[a,b]	56,863	1,519,948
Investment Technology Group Inc.	90,512	2,000,315
KCG Holdings Inc. Class Aa	154,917	1,851,258
Lazard Ltd. Class A	112,380	4,360,344
LPL Financial Holdings Inc.[b]	128,796	3,194,141
Moelis & Co. Class A	62,215	1,756,330
Morgan Stanley	397,200	9,933,972
Piper Jaffray Companies[a]	41,524	2,057,930
Raymond James Financial Inc.	100,025	4,762,190
Stifel Financial Corp.[a,b]	98,492	2,915,363
TD Ameritrade Holding Corp.	172,255	5,431,200

		78,754,323
SPECIALIZED FINANCE — 28.35%
CBOE Holdings Inc.	67,329	4,398,604
CME Group Inc./IL	97,165	9,332,698
Intercontinental Exchange Inc.	37,302	8,771,192
MarketAxess Holdings Inc.	33,691	4,205,647
Nasdaq Inc.	77,207	5,125,001

		31,833,142

TOTAL COMMON STOCKS
(Cost: $125,563,889)		112,275,578

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.79%

MONEY MARKET FUNDS — 4.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,980,113	$4,980,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	252,957	252,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	151,182	151,182

		5,384,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,384,252)		5,384,252

TOTAL INVESTMENTS IN SECURITIES — 104.76%
(Cost: $130,948,141)		117,659,830
Other Assets, Less Liabilities — (4.76)%		(5,347,045)

NET ASSETS — 100.00%		$112,312,785

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

DIVERSIFIED SUPPORT SERVICES — 1.26%
Healthcare Services Group Inc.	232,333	$8,552,178

		8,552,178
HEALTH CARE SERVICES — 26.14%
Adeptus Health Inc. Class Aa,b	63,067	3,502,741
Air Methods Corp.[a,b]	142,723	5,169,427
Amedisys Inc.[a,b]	122,427	5,918,121
CorVel Corp.[a]	67,662	2,667,236
DaVita HealthCare Partners Inc.[a]	296,278	21,740,880
Diplomat Pharmacy Inc.[a,b]	172,169	4,717,431
Envision Healthcare Holdings Inc.[a,b]	504,514	10,292,086
Express Scripts Holding Co.[a]	695,707	47,788,114
Healthways Inc.[a]	220,970	2,229,587
Laboratory Corp. of America Holdings[a]	183,857	21,535,170
LHC Group Inc.[a]	80,476	2,861,727
MEDNAX Inc.[a]	215,863	13,949,067
Premier Inc.[a,b]	181,396	6,051,370
Quest Diagnostics Inc.	272,917	19,499,920
Team Health Holdings Inc.[a,b]	215,682	9,017,664

		176,940,541
HEALTH CARE DISTRIBUTORS — 0.55%
PharMerica Corp.[a,b]	167,923	3,712,777

		3,712,777
HEALTH CARE FACILITIES — 22.60%
Acadia Healthcare Co. Inc.[a]	199,420	10,990,036
Amsurg Corp.[a]	146,887	10,957,770
Brookdale Senior Living Inc.[a,b]	578,008	9,178,767
Capital Senior Living Corp.[a]	170,702	3,161,401
Community Health Systems Inc.[a,b]	411,933	7,624,880
Ensign Group Inc. (The)	217,852	4,932,169
HCA Holdings Inc.[a]	425,486	33,209,182
HealthSouth Corp.	267,327	10,059,515
Kindred Healthcare Inc.	396,118	4,892,057
LifePoint Health Inc.[a,b]	134,808	9,335,454
National Healthcare Corp.	59,571	3,711,273
Select Medical Holdings Corp.	469,897	5,549,484
Surgical Care Affiliates Inc.[a,b]	119,868	5,547,491
Tenet Healthcare Corp.[a,b]	317,378	9,181,746
U.S. Physical Therapy Inc.	69,350	3,448,776
Universal Health Services Inc. Class B	169,984	21,200,405

		152,980,406

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 2.11%
HealthStream Inc.[a]	147,612	$3,260,749
HMS Holdings Corp.[a]	371,242	5,327,323
Inovalon Holdings Inc.[a,b]	307,152	5,688,455

		14,276,527
LIFE SCIENCES TOOLS & SERVICES — 1.46%
PAREXEL International Corp.[a,b]	157,871	9,903,248

		9,903,248
MANAGED HEALTH CARE — 45.85%
Aetna Inc.	393,082	44,162,763
Anthem Inc.	303,459	42,177,766
Centene Corp.[a]	368,679	22,699,566
Cigna Corp.	294,804	40,458,901
HealthEquity Inc.[a,b]	180,442	4,451,504
Humana Inc.	189,926	34,746,962
Magellan Health Inc.[a,b]	92,679	6,295,684
Molina Healthcare Inc.[a,b]	131,324	8,469,085
Triple-S Management Corp. Class Ba	133,772	3,325,572
UnitedHealth Group Inc.	695,005	89,586,145
Universal American Corp./NY	379,615	2,710,451
WellCare Health Plans Inc.[a]	122,167	11,330,989

		310,415,388

TOTAL COMMON STOCKS
(Cost: $746,714,703)		676,781,065

SHORT-TERM INVESTMENTS — 8.34%

MONEY MARKET FUNDS — 8.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	48,191,623	48,191,623
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,447,814	2,447,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	5,813,288	5,813,288

		56,452,725

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,452,725)		56,452,725

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 108.31%
(Cost: $803,167,428)	$733,233,790
Other Assets, Less Liabilities — (8.31)%	(56,244,922)

NET ASSETS — 100.00%	$676,988,868

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. HOME CONSTRUCTION ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

BUILDING PRODUCTS — 15.35%
American Woodmark Corp.[a]	180,104	$13,433,958
Builders FirstSource Inc.[a,b]	1,172,800	13,217,456
Fortune Brands Home & Security Inc.	471,232	26,407,841
Lennox International Inc.	161,616	21,848,867
Masco Corp.	872,162	27,429,495
Masonite International Corp.[a,b]	251,580	16,478,490
Owens Corning	463,852	21,930,923
PGT Inc.[a,b]	1,090,579	10,731,297
Quanex Building Products Corp.	646,214	11,218,275
Simpson Manufacturing Co. Inc.	394,427	15,055,279
Trex Co. Inc.[a,b]	322,481	15,456,514
Universal Forest Products Inc.	183,144	15,717,418
USG Corp.[a,b]	713,610	17,704,664

		226,630,477
CONSTRUCTION MATERIALS — 1.35%
Eagle Materials Inc.	285,225	19,997,125

		19,997,125
FOREST PRODUCTS — 1.18%
Louisiana-Pacific Corp.[a]	1,016,675	17,405,476

		17,405,476
HOME FURNISHINGS — 4.34%
Ethan Allen Interiors Inc.[b]	388,384	12,358,379
Leggett & Platt Inc.	480,675	23,264,670
Mohawk Industries Inc.[a]	148,796	28,405,156

		64,028,205
HOME IMPROVEMENT RETAIL — 8.34%
Home Depot Inc. (The)	481,196	64,205,982
Lowe’s Companies Inc.	647,153	49,021,840
Lumber Liquidators Holdings Inc.[a,b]	749,218	9,829,740

		123,057,562
HOMEBUILDING — 64.68%
Beazer Homes USA Inc.[a,b]	914,946	7,978,329
CalAtlantic Group Inc.[b]	1,720,034	57,483,536
Cavco Industries Inc.[a,b]	230,441	21,537,016
DR Horton Inc.	5,795,205	175,189,047
Hovnanian Enterprises Inc. Class Aa,b	4,374,942	6,824,909
KB Home[b]	2,176,687	31,083,090
Lennar Corp. Class Ab	3,244,334	156,895,992

Security	Shares	Value
Lennar Corp. Class B	316,170	$12,238,941
M/I Homes Inc.[a,b]	746,087	13,914,522
MDC Holdings Inc.	1,043,410	26,147,855
Meritage Homes Corp.[a,b]	929,581	33,892,523
NVR Inc.[a,b]	69,419	120,261,476
PulteGroup Inc.	6,096,507	114,065,646
Taylor Morrison Home Corp. Class Aa,b	1,000,073	14,121,031
Toll Brothers Inc.[a,b]	3,135,674	92,533,740
TopBuild Corp.[a,b]	978,963	29,114,360
TRI Pointe Group Inc.[a,b]	3,526,746	41,545,068

		954,827,081
SPECIALTY CHEMICALS — 2.28%
Sherwin-Williams Co. (The)	118,462	33,722,578

		33,722,578
TRADING COMPANIES & DISTRIBUTORS — 2.40%
Beacon Roofing Supply Inc.[a]	395,979	16,239,099
Watsco Inc.	142,425	19,190,344

		35,429,443

TOTAL COMMON STOCKS (Cost: $1,632,210,939)		1,475,097,947

SHORT-TERM INVESTMENTS — 9.12%

MONEY MARKET FUNDS — 9.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	127,355,527	127,355,527
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	6,468,814	6,468,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	855,817	855,817

		134,680,158

TOTAL SHORT-TERM INVESTMENTS (Cost: $134,680,158)		134,680,158

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 109.04% (Cost: $1,766,891,097)	$1,609,778,105
Other Assets, Less Liabilities — (9.04)%	(133,444,686)

NET ASSETS — 100.00%	$1,476,333,419

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. INSURANCE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

INSURANCE BROKERS — 2.45%
Arthur J Gallagher & Co.	35,649	$1,585,668
Brown & Brown Inc.	23,934	856,837

		2,442,505
LIFE & HEALTH INSURANCE — 28.68%
Aflac Inc.	79,428	5,015,084
American Equity Investment Life Holding Co.	18,631	313,001
CNO Financial Group Inc.	37,690	675,405
FBL Financial Group Inc. Class A	2,277	140,081
Genworth Financial Inc. Class Aa	111,632	304,755
Lincoln National Corp.	47,956	1,879,875
MetLife Inc.	201,291	8,844,727
National Western Life Group Inc.	519	119,697
Primerica Inc.	10,321	459,594
Principal Financial Group Inc.	53,643	2,116,216
Prudential Financial Inc.	83,449	6,026,687
Torchmark Corp.	22,940	1,242,430
Unum Group	48,091	1,486,974

		28,624,526
MULTI-LINE INSURANCE — 20.02%
American Financial Group Inc./OH	14,594	1,026,980
American International Group Inc.	208,327	11,260,074
American National Insurance Co.	1,923	222,106
Assurant Inc.	13,301	1,026,172
Hartford Financial Services Group Inc. (The)	76,509	3,525,535
Horace Mann Educators Corp.	8,897	281,946
Kemper Corp.	10,590	313,146
Loews Corp.	53,142	2,033,213
National General Holdings Corp.	13,813	298,223

		19,987,395
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.26%
Voya Financial Inc.	42,128	1,254,150

		1,254,150
PROPERTY & CASUALTY INSURANCE — 45.93%
Allied World Assurance Co. Holdings AG	19,078	666,585
Allstate Corp. (The)	70,101	4,722,704
Ambac Financial Group Inc.[a]	10,434	164,857
AMERISAFE Inc.	4,272	224,451
AmTrust Financial Services Inc.	17,369	449,510
Arch Capital Group Ltd.[a]	24,511	1,742,732

Security	Shares	Value
Argo Group International Holdings Ltd.	6,076	$348,702
Assured Guaranty Ltd.	29,531	747,134
Axis Capital Holdings Ltd.	19,738	1,094,669
Chubb Ltd.	83,896	9,996,208
Cincinnati Financial Corp.	29,393	1,921,126
CNA Financial Corp.	6,093	196,073
Employers Holdings Inc.	7,209	202,861
Erie Indemnity Co. Class A	5,143	478,248
First American Financial Corp.	22,676	864,182
Hanover Insurance Group Inc. (The)	8,941	806,657
Infinity Property & Casualty Corp.	2,615	210,508
Markel Corp.[a]	2,737	2,440,227
MBIA Inc.[a]	31,953	282,784
Mercury General Corp.	7,986	443,223
Navigators Group Inc. (The)[a]	2,462	206,488
Old Republic International Corp.	50,371	920,782
OneBeacon Insurance Group Ltd. Class A	5,618	71,517
ProAssurance Corp.	11,260	569,756
Progressive Corp. (The)	112,032	3,936,805
RLI Corp.	8,187	547,383
Safety Insurance Group Inc.	3,127	178,427
Selective Insurance Group Inc.	12,369	452,829
Travelers Companies Inc. (The)	55,069	6,427,103
United Fire Group Inc.	4,756	208,408
Universal Insurance Holdings Inc.	7,189	127,964
White Mountains Insurance Group Ltd.	1,176	943,858
WR Berkley Corp.	20,103	1,129,789
XL Group PLC	57,745	2,125,016

		45,849,566
REINSURANCE — 1.54%
Alleghany Corp.[a]	3,108	1,542,190

		1,542,190

TOTAL COMMON STOCKS (Cost: $95,013,631)		99,700,332

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	116,465	116,465

		116,465

TOTAL SHORT-TERM INVESTMENTS (Cost: $116,465)		116,465

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® U.S. INSURANCE ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $95,130,096)	$99,816,797
Other Assets, Less Liabilities — 0.01%	5,715

NET ASSETS — 100.00%	$99,822,512

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U. S. MEDICAL DEVICES ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

HEALTH CARE EQUIPMENT — 85.69%
Abbott Laboratories	1,949,932	$81,565,656
ABIOMED Inc.[a,b]	99,060	9,391,879
Accuray Inc.[a,b]	328,466	1,898,533
Analogic Corp.	42,328	3,344,335
Baxter International Inc.	908,736	37,330,875
Becton Dickinson and Co.	323,252	49,076,119
Boston Scientific Corp.[a]	2,195,913	41,305,124
Cantel Medical Corp.	98,657	7,040,164
Cardiovascular Systems Inc.[a,b]	134,178	1,391,426
CR Bard Inc.	134,353	27,229,322
Cynosure Inc. Class Aa	78,478	3,462,449
DexCom Inc.[a]	187,695	12,746,367
Edwards Lifesciences Corp.[a,b]	369,662	32,607,885
Globus Medical Inc. Class Aa,b	209,682	4,979,947
HeartWare International Inc.[a,b]	67,685	2,126,663
Hill-Rom Holdings Inc.	152,778	7,684,733
Hologic Inc.[a]	507,486	17,508,267
IDEXX Laboratories Inc.[a]	192,952	15,112,001
Inogen Inc.[a,b]	57,228	2,574,115
Insulet Corp.[a,b]	168,458	5,586,067
Integra LifeSciences Holdings Corp.[a,b]	84,505	5,692,257
Intuitive Surgical Inc.[a,b]	62,183	37,375,092
Invacare Corp.	124,955	1,645,657
K2M Group Holdings Inc.[a,b]	106,601	1,580,893
Masimo Corp.[a]	132,932	5,561,875
Medtronic PLC	1,618,419	121,381,425
Natus Medical Inc.[a]	105,958	4,071,966
Nevro Corp.[a,b]	48,518	2,729,623
NuVasive Inc.[a]	139,924	6,807,303
NxStage Medical Inc.[a]	202,349	3,033,211
ResMed Inc.	291,178	16,835,912
St. Jude Medical Inc.	508,367	27,960,185
STERIS PLC	193,046	13,715,918
Stryker Corp.	474,161	50,872,734
Teleflex Inc.	92,241	14,482,759
Varian Medical Systems Inc.[a,b]	202,539	16,207,171
Wright Medical Group NVa,b	272,180	4,518,188
Zeltiq Aesthetics Inc.[a,b]	116,200	3,155,992
Zimmer Biomet Holdings Inc.	309,973	33,052,421

		734,642,509

Security	Shares	Value
HEALTH CARE SUPPLIES — 0.71%
Atrion Corp.	5,458	$2,157,875
OraSure Technologies Inc.[a]	236,712	1,711,428
Vascular Solutions Inc.[a]	67,230	2,186,992

		6,056,295
HEALTH CARE TECHNOLOGY — 0.39%
Omnicell Inc.[a,b]	121,442	3,384,589

		3,384,589
LIFE SCIENCES TOOLS & SERVICES — 13.05%
Bio-Rad Laboratories Inc. Class Aa	55,273	7,556,925
Bruker Corp.	287,916	8,061,648
Thermo Fisher Scientific Inc.	531,207	75,213,599
Waters Corp.[a]	159,622	21,057,334

		111,889,506

TOTAL COMMON STOCKS (Cost: $822,283,959)		855,972,899

SHORT-TERM INVESTMENTS — 5.93%

MONEY MARKET FUNDS — 5.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	47,945,517	47,945,517
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,435,314	2,435,314
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	452,556	452,556

		50,833,387

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,833,387)		50,833,387

TOTAL INVESTMENTS IN SECURITIES — 105.77% (Cost: $873,117,346)		906,806,286
Other Assets, Less Liabilities — (5.77)%		(49,468,829)

NET ASSETS — 100.00%		$857,337,457

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® U. S. OIL & GAS EXPLORATION & PRODUCTION ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

OIL & GAS EXPLORATION & PRODUCTION — 70.61%
Anadarko Petroleum Corp.	423,404	$19,717,924
Antero Resources Corp.[a,b]	64,596	1,606,503
Apache Corp.	315,042	15,377,200
Cabot Oil & Gas Corp.	381,526	8,664,455
Carrizo Oil & Gas Inc.[a,b]	45,331	1,401,635
Chesapeake Energy Corp.[b]	431,153	1,776,350
Cimarex Energy Co.	78,980	7,682,385
Cobalt International Energy Inc.[a,b]	280,550	833,234
Concho Resources Inc.[a,b]	107,552	10,867,054
ConocoPhillips	1,029,378	41,453,052
Continental Resources Inc./OKa,b	68,417	2,077,140
Denbury Resources Inc.	293,116	650,718
Devon Energy Corp.	424,995	11,661,863
Diamondback Energy Inc.[a,b]	59,484	4,590,975
Energen Corp.	80,892	2,959,838
EOG Resources Inc.	457,892	33,233,801
EQT Corp.	132,994	8,945,176
Gulfport Energy Corp.[a]	102,530	2,905,700
Hess Corp.	220,536	11,611,220
Kosmos Energy Ltd.[a]	119,766	697,038
Laredo Petroleum Inc.[a,b]	103,612	821,643
Marathon Oil Corp.	702,689	7,827,955
Matador Resources Co.[a,b]	71,450	1,354,692
Memorial Resource Development Corp.[a,b]	77,196	785,855
Murphy Oil Corp.	134,756	3,394,504
Newfield Exploration Co.[a]	165,056	5,488,112
Noble Energy Inc.	357,153	11,218,176
Oasis Petroleum Inc.[a,b]	146,658	1,067,670
Parsley Energy Inc. Class Aa,b	88,889	2,008,891
PDC Energy Inc.[a,b]	37,846	2,249,945
Pioneer Natural Resources Co.	135,962	19,135,292
QEP Resources Inc.	159,139	2,245,451
Range Resources Corp.[b]	141,288	4,574,905
Rice Energy Inc.[a,b]	54,711	763,766
RSP Permian Inc.[a,b]	58,763	1,706,478
SM Energy Co.	56,882	1,065,969
Southwestern Energy Co.[a,b]	324,803	2,621,160
Synergy Resources Corp.[a,b]	95,858	744,817
Whiting Petroleum Corp.[a,b]	170,553	1,361,013
WPX Energy Inc.[a,b]	195,651	1,367,601

		260,517,156

Security	Shares	Value
OIL & GAS REFINING & MARKETING — 26.45%
Alon USA Energy Inc.[b]	25,494	$263,098
CVR Energy Inc.	13,059	340,840
Delek U.S. Holdings Inc.	45,736	697,017
HollyFrontier Corp.	147,054	5,193,947
Marathon Petroleum Corp.	440,728	16,386,267
PBF Energy Inc.	81,366	2,701,351
Phillips 66	390,905	33,848,464
Tesoro Corp.	99,365	8,546,384
Valero Energy Corp.	391,711	25,124,343
Western Refining Inc.	56,209	1,635,120
World Fuel Services Corp.	59,009	2,866,657

		97,603,488
OIL & GAS STORAGE & TRANSPORTATION — 2.90%
Cheniere Energy Inc.[a]	196,280	6,640,153
Targa Resources Corp.	135,691	4,051,733

		10,691,886

TOTAL COMMON STOCKS (Cost: $535,012,274)		368,812,530

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[b]	12,939	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 9.74%

MONEY MARKET FUNDS — 9.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	33,979,633	33,979,633
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,725,939	1,725,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	216,265	216,265

		35,921,837

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,921,837)		35,921,837

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 109.70% (Cost: $570,934,111)	$404,734,367
Other Assets, Less Liabilities — (9.70)%	(35,786,903)

NET ASSETS — 100.00%	$368,947,464

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

INDUSTRIAL MACHINERY — 1.03%
Chart Industries Inc.[a]	111,534	$2,422,518

		2,422,518
OIL & GAS DRILLING — 19.44%
Atwood Oceanics Inc.[b]	221,333	2,029,623
Diamond Offshore Drilling Inc.	164,841	3,581,995
Ensco PLC Class Ab	470,783	4,882,020
Helmerich & Payne Inc.	141,837	8,328,669
Nabors Industries Ltd.	578,011	5,317,701
Noble Corp. PLC	464,255	4,805,039
Patterson-UTI Energy Inc.	288,298	5,079,811
Rowan Companies PLC Class A	274,461	4,418,822
Transocean Ltd.[b]	569,615	5,206,281
Unit Corp.[a,b]	206,496	1,819,230

		45,469,191
OIL & GAS EQUIPMENT & SERVICES — 79.37%
Archrock Inc.	294,720	2,357,760
Baker Hughes Inc.	368,358	16,145,131
Bristow Group Inc.	121,619	2,301,031
Cameron International Corp.[a]	192,787	12,926,368
CARBO Ceramics Inc.[b]	85,658	1,216,344
Core Laboratories NVb	63,519	7,140,171
Dril-Quip Inc.[a]	79,461	4,812,158
Exterran Corp.[a]	130,764	2,021,611
FMC Technologies Inc.[a]	318,513	8,714,516
Forum Energy Technologies Inc.[a,b]	205,634	2,714,369
Frank’s International NV	130,509	2,150,788
Halliburton Co.	603,207	21,546,554
Helix Energy Solutions Group Inc.[a]	397,068	2,223,581
Hornbeck Offshore Services Inc.[a,b]	151,343	1,502,836
Matrix Service Co.[a]	105,164	1,861,403
McDermott International Inc.[a,b]	720,274	2,945,921
National Oilwell Varco Inc.	389,683	12,119,141
Newpark Resources Inc.[a,b]	384,032	1,659,018
Oceaneering International Inc.	185,429	6,163,660
Oil States International Inc.[a,b]	126,503	3,987,375
RPC Inc.[b]	188,519	2,673,199
Schlumberger Ltd.	550,448	40,595,540
SEACOR Holdings Inc.[a,b]	50,168	2,731,648
Superior Energy Services Inc.	342,122	4,581,014
Tesco Corp.[b]	183,140	1,576,835
TETRA Technologies Inc.[a,b]	315,596	2,004,035
Tidewater Inc.	200,819	1,371,594

Security	Shares	Value
U.S. Silica Holdings Inc.[b]	176,738	$4,015,487
Weatherford International PLC[a]	1,236,160	9,617,325

		185,676,413

TOTAL COMMON STOCKS
(Cost: $402,647,783)		233,568,122

SHORT-TERM INVESTMENTS — 12.87%

MONEY MARKET FUNDS — 12.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	28,534,473	28,534,473
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,449,361	1,449,361
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	127,783	127,783

		30,111,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,111,617)		30,111,617

TOTAL INVESTMENTS IN SECURITIES — 112.71%
(Cost: $432,759,400)		263,679,739
Other Assets, Less Liabilities — (12.71)%		(29,741,839)

NET ASSETS — 100.00%		$233,937,900

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PHARMACEUTICALS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

BIOTECHNOLOGY — 13.04%
AMAG Pharmaceuticals Inc.[a,b]	310,305	$7,261,137
Amicus Therapeutics Inc.[a,b]	1,054,219	8,908,150
Anacor Pharmaceuticals Inc.[a,b]	189,041	10,104,241
ARIAD Pharmaceuticals Inc.[a,b]	1,367,469	8,738,127
Infinity Pharmaceuticals Inc.[a,b]	819,754	4,320,104
Ironwood Pharmaceuticals Inc.[a,b]	842,505	9,217,005
Merrimack Pharmaceuticals Inc.[a,b]	1,028,645	8,609,759
NewLink Genetics Corp.[a,b]	316,547	5,761,155
Spectrum Pharmaceuticals Inc.[a,b]	1,043,841	6,638,829
Synergy Pharmaceuticals Inc.[a,b]	1,626,023	4,487,823
TESARO Inc.[a,b]	204,487	9,003,563

		83,049,893
PHARMACEUTICALS — 86.83%
Akorn Inc.[a,b]	424,708	9,993,379
Allergan PLC[a]	153,449	41,128,935
Bristol-Myers Squibb Co.	668,023	42,673,309
Catalent Inc.[a,b]	444,686	11,859,776
Depomed Inc.[a,b]	477,785	6,655,545
Dermira Inc.[a,b]	267,364	5,529,087
Eli Lilly & Co.	511,053	36,800,927
Endo International PLC[a]	418,818	11,789,727
Horizon Pharma PLC[a,b]	670,209	11,105,363
Impax Laboratories Inc.[a,b]	324,578	10,392,988
Innoviva Inc.[b]	662,371	8,339,251
Intra-Cellular Therapies Inc.[a,b]	272,029	7,562,406
Jazz Pharmaceuticals PLC[a]	133,436	17,420,070
Johnson & Johnson	585,281	63,327,404
Lannett Co. Inc.[a,b]	303,858	5,448,174
Mallinckrodt PLC[a,b]	258,052	15,813,427
Medicines Co. (The)[a,b]	333,467	10,594,247
Merck & Co. Inc.	926,041	48,996,829
Mylan NVa	502,754	23,302,648
Pacira Pharmaceuticals Inc./DEa,b	200,251	10,609,298
Perrigo Co. PLC	178,262	22,805,058
Pfizer Inc.	1,760,488	52,180,864
Phibro Animal Health Corp.	238,631	6,452,582
Prestige Brands Holdings Inc.[a]	224,508	11,986,482
Relypsa Inc.[a,b]	433,764	5,877,502
Revance Therapeutics Inc.[a,b]	310,336	5,418,467
Sagent Pharmaceuticals Inc.[a]	413,323	5,030,141
Sucampo Pharmaceuticals Inc. Class Aa,b	400,557	4,378,088

Security	Shares	Value
TherapeuticsMD Inc.[a,b]	1,249,785	$7,998,624
Theravance Biopharma Inc.[a,b]	345,824	6,501,491
Zoetis Inc.	570,933	25,309,460

		553,281,549

TOTAL COMMON STOCKS
(Cost: $762,264,812)		636,331,442

SHORT-TERM INVESTMENTS — 19.16%

MONEY MARKET FUNDS — 19.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	116,017,379	116,017,379
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	5,892,912	5,892,912
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	194,670	194,670

		122,104,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,104,961)		122,104,961

TOTAL INVESTMENTS IN SECURITIES — 119.03%
(Cost: $884,369,773)		758,436,403
Other Assets, Less Liabilities — (19.03)%		(121,247,344)

NET ASSETS — 100.00%		$637,189,059

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® U.S. REAL ESTATE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.35%
Alexander & Baldwin Inc.	233,620	$8,569,182
RMR Group Inc. (The)[a]	26,978	674,720
St. Joe Co. (The)[a,b]	370,255	6,349,873

		15,593,775
DIVERSIFIED REITS — 5.05%
Cousins Properties Inc.[b]	1,018,579	10,572,850
Duke Realty Corp.	1,745,997	39,354,772
Forest City Realty Trust Inc.	1,095,808	23,110,591
Lexington Realty Trust[b]	1,074,169	9,237,853
Liberty Property Trust[b]	738,744	24,718,374
NorthStar Realty Finance Corp.[b]	938,454	12,312,517
Spirit Realty Capital Inc.[b]	2,230,047	25,088,029
VEREIT Inc.	4,567,692	40,515,428
Washington REIT[b]	345,816	10,101,285
WP Carey Inc.	490,346	30,519,135

		225,530,834
HEALTH CARE REITS — 9.41%
Care Capital Properties Inc.	424,778	11,401,041
HCP Inc.[b]	2,347,902	76,494,647
Healthcare Realty Trust Inc.[b]	517,186	15,975,876
Healthcare Trust of America Inc. Class A	642,395	18,899,261
Medical Properties Trust Inc.[b]	1,203,607	15,622,819
Omega Healthcare Investors Inc.[b]	836,110	29,514,683
Senior Housing Properties Trust[b]	1,200,334	21,473,975
Ventas Inc.[b]	1,694,599	106,691,953
Welltower Inc.	1,790,605	124,160,551

		420,234,806
HOTEL & RESORT REITS — 4.15%
Apple Hospitality REIT Inc.[b]	789,967	15,649,246
DiamondRock Hospitality Co.[b]	1,017,965	10,301,806
Hospitality Properties Trust[b]	766,166	20,349,369
Host Hotels & Resorts Inc.[b]	3,794,790	63,372,993
LaSalle Hotel Properties[b]	571,630	14,467,955
Pebblebrook Hotel Trust[b]	309,252	8,989,956
RLJ Lodging Trust[b]	636,372	14,560,191
Ryman Hospitality Properties Inc.[b]	259,675	13,368,069
Sunstone Hotel Investors Inc.[b]	1,090,165	15,262,310

Security	Shares	Value
Xenia Hotels & Resorts Inc.[b]	566,875	$8,854,588

		185,176,483
INDUSTRIAL REITS — 3.23%
DCT Industrial Trust Inc.[b]	446,737	17,632,710
EastGroup Properties Inc.[b]	163,527	9,872,125
Prologis Inc.	2,645,951	116,898,115

		144,402,950
MORTGAGE REITS — 4.64%
American Capital Agency Corp.	1,771,647	33,005,784
Annaly Capital Management Inc.[b]	4,821,811	49,471,781
Blackstone Mortgage Trust Inc. Class A	472,020	12,678,457
Chimera Investment Corp.[b]	957,018	13,005,875
Colony Capital Inc.[b]	569,301	9,547,178
CYS Investments Inc.[b]	787,911	6,413,596
Hatteras Financial Corp.[b]	491,945	7,034,813
Invesco Mortgage Capital Inc.	606,984	7,393,065
MFA Financial Inc.[b]	1,875,845	12,849,538
New Residential Investment Corp.	1,166,813	13,570,035
Redwood Trust Inc.[b]	389,818	5,098,819
Starwood Property Trust Inc.[b]	1,200,947	22,733,927
Two Harbors Investment Corp.	1,842,442	14,628,989

		207,431,857
OFFICE REITS — 9.82%
Alexandria Real Estate Equities Inc.	370,484	33,673,291
Boston Properties Inc.	774,511	98,424,858
Brandywine Realty Trust[b]	887,564	12,452,523
Columbia Property Trust Inc.	629,645	13,845,894
Corporate Office Properties Trust[b]	478,814	12,564,079
Douglas Emmett Inc.	707,435	21,300,868
Equity Commonwealth[a]	638,978	18,031,959
Highwoods Properties Inc.[b]	485,683	23,220,504
Kilroy Realty Corp.[b]	465,648	28,809,642
Mack-Cali Realty Corp.[b]	454,240	10,674,640
NorthStar Realty Europe Corp.[b]	325,138	3,771,601
Paramount Group Inc.	848,373	13,531,549
Piedmont Office Realty Trust Inc. Class Ab	736,422	14,956,731
SL Green Realty Corp.[b]	504,871	48,911,902
Vornado Realty Trust[b]	893,982	84,418,720

		438,588,761

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2016

Security	Shares	Value
REAL ESTATE DEVELOPMENT — 0.43%
Howard Hughes Corp. (The)[a,b]	180,693	$19,133,582

		19,133,582
REAL ESTATE SERVICES — 2.14%
CBRE Group Inc. Class Aa,b	1,467,535	42,294,359
Jones Lang LaSalle Inc.	227,688	26,712,356
Realogy Holdings Corp.[a]	741,159	26,763,251

		95,769,966
RESIDENTIAL REITS — 13.88%
American Campus Communities Inc.	657,975	30,984,043
American Homes 4 Rent Class Ab	926,641	14,733,592
Apartment Investment & Management Co. Class A	790,735	33,068,538
AvalonBay Communities Inc.	690,749	131,380,460
Camden Property Trust	438,805	36,899,112
Equity Lifestyle Properties Inc.[b]	404,420	29,413,467
Equity Residential	1,840,916	138,123,927
Essex Property Trust Inc.	329,880	77,145,737
Mid-America Apartment Communities Inc.	380,754	38,916,866
Post Properties Inc.	271,385	16,212,540
Sun Communities Inc.[b]	292,176	20,922,723
UDR Inc.[b]	1,347,847	51,932,545

		619,733,550
RETAIL REITS — 20.07%
Brixmor Property Group Inc.[b]	859,946	22,031,817
CBL & Associates Properties Inc.[b]	769,871	9,161,465
DDR Corp.	1,536,579	27,335,740
Federal Realty Investment Trust	351,527	54,855,788
General Growth Properties Inc.	2,936,923	87,314,721
Kimco Realty Corp.	2,087,027	60,064,637
Kite Realty Group Trust[b]	422,673	11,712,269
Macerich Co. (The)[b]	639,639	50,684,994
National Retail Properties Inc.[b]	712,149	32,901,284
Realty Income Corp.[b]	1,262,962	78,947,755
Regency Centers Corp.[b]	492,697	36,878,370
Retail Properties of America Inc. Class A	1,199,750	19,016,038
Simon Property Group Inc.	1,559,505	323,893,593
Tanger Factory Outlet Centers Inc.	479,486	17,448,496

Security	Shares	Value
Taubman Centers Inc.	304,487	$21,688,609
Urban Edge Properties[b]	467,831	12,088,753
Weingarten Realty Investors	576,346	21,624,502
WP Glimcher Inc.	920,325	8,733,884

		896,382,715
SPECIALIZED REITS — 26.43%
American Tower Corp.	2,136,763	218,740,428
Communications Sales & Leasing Inc.[a,b]	609,692	13,565,647
Corrections Corp. of America[b]	592,797	18,999,144
Crown Castle International Corp.	1,682,699	145,553,463
CubeSmart	871,365	29,016,454
Digital Realty Trust Inc.[b]	738,163	65,320,044
DuPont Fabros Technology Inc.[b]	369,929	14,993,222
EPR Properties[b]	320,000	21,318,400
Equinix Inc.[b]	347,397	114,887,662
Extra Space Storage Inc.	630,895	58,963,447
Four Corners Property Trust Inc.[b]	274,526	4,927,742
Gaming and Leisure Properties Inc.[b]	472,526	14,610,504
GEO Group Inc. (The)	373,588	12,952,296
Iron Mountain Inc.[b]	971,854	32,955,569
Lamar Advertising Co. Class Ab	414,683	25,503,004
Outfront Media Inc.	696,331	14,692,584
Potlatch Corp.[b]	207,019	6,521,099
Public Storage	742,433	204,785,294
Rayonier Inc.[b]	621,089	15,328,477
Sovran Self Storage Inc.	199,076	23,481,014
Weyerhaeuser Co.	3,980,023	123,301,113

		1,180,416,607

TOTAL COMMON STOCKS
(Cost: $4,727,964,789)		4,448,395,886

SHORT-TERM INVESTMENTS — 11.14%

MONEY MARKET FUNDS — 11.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	464,947,252	464,947,252
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	23,616,230	23,616,230

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	9,150,296	$9,150,296

		497,713,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $497,713,778)		497,713,778

TOTAL INVESTMENTS IN SECURITIES — 110.74%
(Cost: $5,225,678,567)		4,946,109,664
Other Assets, Less Liabilities — (10.74)%		(479,729,980)

NET ASSETS — 100.00%		$4,466,379,684

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. REGIONAL BANKS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

DIVERSIFIED BANKS — 19.89%
Comerica Inc.	195,638	$7,408,811
U.S. Bancorp.	1,826,931	74,155,129

		81,563,940
REGIONAL BANKS — 76.68%
Associated Banc-Corp.	167,479	3,004,573
BancorpSouth Inc.	94,883	2,021,957
Bank of Hawaii Corp.	48,222	3,292,598
BankUnited Inc.	115,813	3,988,600
BB&T Corp.	873,095	29,047,871
BOK Financial Corp.[a]	23,483	1,282,642
Cathay General Bancorp.	82,812	2,346,064
Citizens Financial Group Inc.	590,466	12,370,263
Commerce Bancshares Inc.	93,076	4,183,766
Cullen/Frost Bankers Inc.	61,018	3,362,702
East West Bancorp. Inc.	160,984	5,228,760
F.N.B. Corp.	234,310	3,048,373
Fifth Third Bancorp.	876,206	14,623,878
First Financial Bankshares Inc.	73,863	2,184,868
First Horizon National Corp.	265,973	3,484,246
First Niagara Financial Group Inc.	396,905	3,842,040
First Republic Bank/CA	159,505	10,629,413
FirstMerit Corp.	185,432	3,903,344
Fulton Financial Corp.	194,235	2,598,864
Glacier Bancorp. Inc.	85,119	2,163,725
Hancock Holding Co.	86,698	1,990,586
Huntington Bancshares Inc./OH	889,402	8,484,895
IBERIABANK Corp.	37,735	1,934,673
International Bancshares Corp.	61,887	1,526,133
Investors Bancorp. Inc.	401,462	4,673,018
KeyCorp	934,799	10,320,181
M&T Bank Corp.	177,980	19,755,780
MB Financial Inc.	76,861	2,494,140
PacWest Bancorp.	128,006	4,755,423
People’s United Financial Inc.	347,293	5,532,378
PNC Financial Services Group Inc. (The)[b]	560,588	47,408,927
Popular Inc.	115,921	3,316,500
PrivateBancorp. Inc.	88,787	3,427,178
Prosperity Bancshares Inc.	73,479	3,408,691
Regions Financial Corp.	1,440,701	11,309,503
Signature Bank[a,c]	59,595	8,112,071
SunTrust Banks Inc.	564,946	20,383,252
SVB Financial Group[c]	57,741	5,892,469
Synovus Financial Corp.	141,319	4,085,532

Security	Shares	Value
TCF Financial Corp.	190,874	$2,340,115
Texas Capital Bancshares Inc.[a,c]	51,334	1,970,199
Trustmark Corp.	75,637	1,741,920
UMB Financial Corp.	47,099	2,431,721
Umpqua Holdings Corp.	246,455	3,908,776
United Bankshares Inc./WVa	72,444	2,658,695
Valley National Bancorp.	250,167	2,386,593
Webster Financial Corp.	102,278	3,671,780
Wintrust Financial Corp.	54,178	2,402,253
Zions Bancorp.	228,784	5,538,861

		314,470,790
THRIFTS & MORTGAGE FINANCE — 3.13%
Capitol Federal Financial Inc.	141,139	1,871,503
New York Community Bancorp. Inc.	544,093	8,651,079
Washington Federal Inc.	102,433	2,320,107

		12,842,689

TOTAL COMMON STOCKS
(Cost: $462,080,000)		408,877,419

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	2,320,676	2,320,676
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,d,e]	117,875	117,875
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	371,801	371,801

		2,810,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,810,352)		2,810,352

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $464,890,352)		411,687,771
Other Assets, Less Liabilities — (0.38)%		(1,568,998)

NET ASSETS — 100.00%		$410,118,773

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® U.S. TELECOMMUNICATIONS ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

COMMUNICATIONS EQUIPMENT — 2.97%
Ruckus Wireless Inc.[a,b]	1,695,273	$16,630,628

		16,630,628
DIVERSIFIED TELECOMMUNICATION SERVICES — 69.61%
8x8 Inc.[a]	1,568,352	15,777,621
AT&T Inc.	1,559,605	61,089,728
Atlantic Tele-Network Inc.	218,716	16,585,234
CenturyLink Inc.	1,030,278	32,927,685
Cincinnati Bell Inc.[a]	4,401,268	17,032,907
Consolidated Communications Holdings Inc.	741,975	19,113,276
Frontier Communications Corp.[b]	4,942,545	27,628,827
General Communication Inc. Class Aa,b	806,011	14,766,122
Globalstar Inc.[a,b]	10,165,589	14,943,416
Iridium Communications Inc.[a,b]	2,046,053	16,102,437
Level 3 Communications Inc.[a]	616,017	32,556,499
SBA Communications Corp. Class Aa	323,425	32,397,482
Verizon Communications Inc.	1,108,179	59,930,320
Vonage Holdings Corp.[a,b]	3,343,267	15,278,730
Windstream Holdings Inc.[b]	1,815,458	13,942,717

		390,073,001
INTERNET SOFTWARE & SERVICES — 2.53%
inContact Inc.[a,b]	1,597,551	14,202,228

		14,202,228
WIRELESS TELECOMMUNICATION SERVICES — 24.64%
Leap Wireless International Inc.[c]	692,354	1,744,732
NII Holdings Inc.[a,b]	2,945,663	16,289,516
Shenandoah Telecommunications Co.	698,060	18,673,105
Spok Holdings Inc.	757,413	13,262,302
Sprint Corp.[a,b]	5,553,176	19,325,053
T-Mobile U.S. Inc.[a]	761,811	29,177,361
Telephone & Data Systems Inc.	771,717	23,220,965
U.S. Cellular Corp.[a,b]	358,744	16,391,013

		138,084,047

TOTAL COMMON STOCKS
(Cost: $589,029,043)		558,989,904

Security	Shares	Value
SHORT-TERM INVESTMENTS — 11.60%

MONEY MARKET FUNDS — 11.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	60,936,773	$60,936,773
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	3,095,183	3,095,183
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	988,372	988,372

		65,020,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,020,328)		65,020,328

TOTAL INVESTMENTS IN SECURITIES — 111.35%
(Cost: $654,049,371)		624,010,232
Other Assets, Less Liabilities — (11.35)%		(63,628,337)

NET ASSETS — 100.00%		$560,381,895

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Illiquid and non-transferable security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments, at cost:
Unaffiliated	$655,152,120	$125,563,889	$746,714,703
Affiliated (Note 2)	16,304,217	5,384,252	56,452,725

Total cost of investments	$671,456,337	$130,948,141	$803,167,428

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$636,969,321	$112,275,578	$676,781,065
Affiliated (Note 2)	16,304,217	5,384,252	56,452,725

Total fair value of investments	653,273,538	117,659,830	733,233,790
Cash	—	1,193	—
Receivables:
Investment securities sold	—	153,742	810,036
Dividends and interest	37,302	27,904	251,998

Total Assets	653,310,840	117,842,669	734,295,824

LIABILITIES
Payables:
Investment securities purchased	—	79,461	6,313,547
Collateral for securities on loan (Note 1)	15,940,619	5,233,070	50,639,437
Capital shares redeemed	—	171,919	107,954
Investment advisory fees (Note 2)	240,868	45,434	246,018

Total Liabilities	16,181,487	5,529,884	57,306,956

NET ASSETS	$637,129,353	$112,312,785	$676,988,868

Net assets consist of:
Paid-in capital	$700,797,159	$197,158,435	$768,330,728
Undistributed net investment income	—	275,513	—
Accumulated net realized loss	(45,485,007)	(71,832,852)	(21,408,222)
Net unrealized depreciation	(18,182,799)	(13,288,311)	(69,933,638)

NET ASSETS	$637,129,353	$112,312,785	$676,988,868

Shares outstanding[b]	5,450,000	3,000,000	5,550,000

Net asset value per share	$116.90	$37.44	$121.98

[a]	Securities on loan with values of $15,472,908, $5,092,270 and $49,733,203, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,632,210,939	$95,013,631	$822,283,959
Affiliated (Note 2)	134,680,158	116,465	50,833,387

Total cost of investments	$1,766,891,097	$95,130,096	$873,117,346

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,475,097,947	$99,700,332	$855,972,899
Affiliated (Note 2)	134,680,158	116,465	50,833,387

Total fair value of investments	1,609,778,105	99,816,797	906,806,286
Cash	—	1,748	—
Receivables:
Investment securities sold	—	100,307	—
Dividends and interest	947,148	132,137	1,216,081
Capital shares sold	473	—	9,720

Total Assets	1,610,725,726	100,050,989	908,032,087

LIABILITIES
Payables:
Investment securities purchased	—	190,004	—
Collateral for securities on loan (Note 1)	133,824,341	—	50,380,831
Capital shares redeemed	8,615	—	—
Investment advisory fees (Note 2)	559,351	38,473	313,799

Total Liabilities	134,392,307	228,477	50,694,630

NET ASSETS	$1,476,333,419	$99,822,512	$857,337,457

Net assets consist of:
Paid-in capital	$1,837,514,228	$111,216,422	$845,145,943
Undistributed net investment income	—	61,356	921,803
Accumulated net realized loss	(204,067,817)	(16,141,967)	(22,419,229)
Net unrealized appreciation (depreciation)	(157,112,992)	4,686,701	33,688,940

NET ASSETS	$1,476,333,419	$99,822,512	$857,337,457

Shares outstanding[b]	54,500,000	2,000,000	7,000,000

Net asset value per share	$27.09	$49.91	$122.48

[a]	Securities on loan with values of $132,979,059, $ — and $49,830,634, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments, at cost:
Unaffiliated	$535,012,274	$402,647,783	$762,264,812
Affiliated (Note 2)	35,921,837	30,111,617	122,104,961

Total cost of investments	$570,934,111	$432,759,400	$884,369,773

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$368,812,530	$233,568,122	$636,331,442
Affiliated (Note 2)	35,921,837	30,111,617	122,104,961

Total fair value of investments	404,734,367	263,679,739	758,436,403
Cash	1,011	—	—
Receivables:
Dividends and interest	54,730	331,894	842,360
Capital shares sold	—	—	155,158

Total Assets	404,790,108	264,011,633	759,433,921

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	35,705,572	29,983,834	121,910,291
Capital shares redeemed	—	—	80,697
Investment advisory fees (Note 2)	137,072	89,899	253,874

Total Liabilities	35,842,644	30,073,733	122,244,862

NET ASSETS	$368,947,464	$233,937,900	$637,189,059

Net assets consist of:
Paid-in capital	$636,229,469	$551,410,275	$799,676,027
Undistributed net investment income	—	—	109,859
Accumulated net realized loss	(101,082,261)	(148,392,714)	(36,663,457)
Net unrealized depreciation	(166,199,744)	(169,079,661)	(125,933,370)

NET ASSETS	$368,947,464	$233,937,900	$637,189,059

Shares outstanding[b]	7,100,000	6,550,000	4,650,000

Net asset value per share	$51.96	$35.72	$137.03

[a]	Securities on loan with values of $34,768,752, $29,312,011 and $120,432,309, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,727,964,789	$410,066,284	$589,029,043
Affiliated (Note 2)	497,713,778	54,824,068	65,020,328

Total cost of investments	$5,225,678,567	$464,890,352	$654,049,371

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,448,395,886	$361,468,492	$558,989,904
Affiliated (Note 2)	497,713,778	50,219,279	65,020,328

Total fair value of investments	4,946,109,664	411,687,771	624,010,232
Receivables:
Investment securities sold	2,455,546	—	—
Dividends and interest	18,773,825	1,034,596	596,332
Capital shares sold	2,805,739	—	8,574

Total Assets	4,970,144,774	412,722,367	624,615,138

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	488,563,482	2,438,551	64,031,956
Capital shares redeemed	13,536,233	4,726	—
Investment advisory fees (Note 2)	1,665,375	160,317	201,287

Total Liabilities	503,765,090	2,603,594	64,233,243

NET ASSETS	$4,466,379,684	$410,118,773	$560,381,895

Net assets consist of:
Paid-in capital	$4,777,252,185	$509,815,621	$828,146,461
Undistributed net investment income	—	622,194	—
Accumulated net realized loss	(31,303,598)	(47,116,462)	(237,725,427)
Net unrealized depreciation	(279,568,903)	(53,202,580)	(30,039,139)

NET ASSETS	$4,466,379,684	$410,118,773	$560,381,895

Shares outstanding[b]	57,350,000	12,900,000	18,250,000

Net asset value per share	$77.88	$31.79	$30.71

[a]	Securities on loan with values of $479,552,624, $2,347,001 and $61,820,604, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$7,539,792	$6,916,142
Interest — affiliated (Note 2)	701	19
Securities lending income — affiliated — net (Note 2)	33,853	230,707

Total investment income	7,574,346	7,146,868

EXPENSES
Investment advisory fees (Note 2)	2,342,812	1,801,712

Total expenses	2,342,812	1,801,712

Net investment income	5,231,534	5,345,156

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,822,007)	(832,763)
In-kind redemptions — unaffiliated	34,486,686	48,483,820

Net realized gain	26,664,679	47,651,057

Net change in unrealized appreciation/depreciation	(51,925,634)	(15,134,285)

Net realized and unrealized gain (loss)	(25,260,955)	32,516,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,029,421)	$37,861,928

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,872,379	$3,708,897
Interest — affiliated (Note 2)	181	14
Securities lending income — affiliated — net (Note 2)	106,840	41,516

Total investment income	4,979,400	3,750,427

EXPENSES
Investment advisory fees (Note 2)	1,116,015	1,034,095

Total expenses	1,116,015	1,034,095

Net investment income	3,863,385	2,716,332

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,403,698)	(5,418,332)
In-kind redemptions — unaffiliated	9,181,566	18,369,868

Net realized gain (loss)	(4,222,132)	12,951,536

Net change in unrealized appreciation/depreciation	(39,100,708)	15,358,335

Net realized and unrealized gain (loss)	(43,322,840)	28,309,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,459,455)	$31,026,203

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,746,455	$3,655,507
Interest — affiliated (Note 2)	602	21
Securities lending income — affiliated — net (Note 2)	161,229	57,842

Total investment income	4,908,286	3,713,370

EXPENSES
Investment advisory fees (Note 2)	3,369,276	2,609,352

Total expenses	3,369,276	2,609,352

Net investment income	1,539,010	1,104,018

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,495,419)	(65,995)
In-kind redemptions — unaffiliated	171,777,277	74,287,087

Net realized gain	151,281,858	74,221,092

Net change in unrealized appreciation/depreciation	(218,568,100)	90,493,315

Net realized and unrealized gain (loss)	(67,286,242)	164,714,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(65,747,232)	$165,818,425

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Home Construction ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$14,383,619	$13,328,887
Interest — affiliated (Note 2)	1,132	61
Securities lending income — affiliated — net (Note 2)	608,389	401,079

Total investment income	14,993,140	13,730,027

EXPENSES
Investment advisory fees (Note 2)	7,954,185	7,358,349

Total expenses	7,954,185	7,358,349

Net investment income	7,038,955	6,371,678

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22,958,529)	(22,300,764)
In-kind redemptions — unaffiliated	105,288,882	156,977,027

Net realized gain	82,330,353	134,676,263

Net change in unrealized appreciation/depreciation	(54,036,866)	(11,818,843)

Net realized and unrealized gain	28,293,487	122,857,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,332,442	$129,229,098

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$2,621,834	$2,614,638
Interest — affiliated (Note 2)	144	6
Securities lending income — affiliated — net (Note 2)	4,475	17,550

Total investment income	2,626,453	2,632,194

EXPENSES
Investment advisory fees (Note 2)	499,298	570,527

Total expenses	499,298	570,527

Net investment income	2,127,155	2,061,667

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,791,619	696,779
In-kind redemptions — unaffiliated	12,075,339	17,183,649

Net realized gain	13,866,958	17,880,428

Net change in unrealized appreciation/depreciation	(15,004,457)	(10,002,636)

Net realized and unrealized gain (loss)	(1,137,499)	7,877,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$989,656	$9,939,459

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Medical Devices ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$7,261,662	$8,194,936
Interest — affiliated (Note 2)	729	40
Securities lending income — affiliated — net (Note 2)	67,331	173,499

Total investment income	7,329,722	8,368,475

EXPENSES
Investment advisory fees (Note 2)	3,074,815	3,282,790

Total expenses	3,074,815	3,282,790

Net investment income	4,254,907	5,085,685

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,446,999)	16,957,944
In-kind redemptions — unaffiliated	68,178,026	124,668,283

Net realized gain	61,731,027	141,626,227

Net change in unrealized appreciation/depreciation	(21,037,111)	11,160,513

Net realized and unrealized gain	40,693,916	152,786,740

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,948,823	$157,872,425

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$7,608,904	$8,049,528
Interest — affiliated (Note 2)	239	14
Securities lending income — affiliated — net (Note 2)	617,213	399,040

Total investment income	8,226,356	8,448,582

EXPENSES
Investment advisory fees (Note 2)	1,667,098	2,225,358

Total expenses	1,667,098	2,225,358

Net investment income	6,559,258	6,223,224

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(79,824,090)	(10,686,183)
In-kind redemptions — unaffiliated	10,272,203	27,449,589

Net realized gain (loss)	(69,551,887)	16,763,406

Net change in unrealized appreciation/depreciation	(112,548,351)	(89,928,140)

Net realized and unrealized loss	(182,100,238)	(73,164,734)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(175,540,980)	$(66,941,510)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Oil Equipment & Services ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$5,353,798	$8,456,266
Interest — affiliated (Note 2)	239	27
Securities lending income — affiliated — net (Note 2)	749,467	803,949

Total investment income	6,103,504	9,260,242

EXPENSES
Investment advisory fees (Note 2)	1,148,658	2,052,484

Total expenses	1,148,658	2,052,484

Net investment income	4,954,846	7,207,758

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,950,442)	(16,932,481)
In-kind redemptions — unaffiliated	(1,569,119)	21,396,814

Net realized gain (loss)	(37,519,561)	4,464,333

Net change in unrealized appreciation/depreciation	(94,658,146)	(137,149,486)

Net realized and unrealized loss	(132,177,707)	(132,685,153)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,222,861)	$(125,477,395)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Net of foreign withholding tax of $25,299 and $31,500, respectively.

See notes to financial statements.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$12,197,500	$10,734,077
Interest — affiliated (Note 2)	530	55
Securities lending income — affiliated — net (Note 2)	961,103	1,545,549

Total investment income	13,159,133	12,279,681

EXPENSES
Investment advisory fees (Note 2)	3,939,434	3,642,512

Total expenses	3,939,434	3,642,512

Net investment income	9,219,699	8,637,169

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(42,287,940)	2,252,817
In-kind redemptions — unaffiliated	146,772,702	181,132,825

Net realized gain	104,484,762	183,385,642

Net change in unrealized appreciation/depreciation	(292,655,656)	28,961,795

Net realized and unrealized gain (loss)	(188,170,894)	212,347,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(178,951,195)	$220,984,606

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Real Estate ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$125,887,045	$159,147,144
Interest — affiliated (Note 2)	4,955	390
Securities lending income — affiliated — net (Note 2)	850,108	1,164,537

Total investment income	126,742,108	160,312,071

EXPENSES
Investment advisory fees (Note 2)	17,728,029	23,278,654

Total expenses	17,728,029	23,278,654

Net investment income	109,014,079	137,033,417

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(53,373,297)	(107,016,009)
In-kind redemptions — unaffiliated	53,800,721	884,681,165

Net realized gain	427,424	777,665,156

Net change in unrealized appreciation/depreciation	186,505,072	(310,943,554)

Net realized and unrealized gain	186,932,496	466,721,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$295,946,575	$603,755,019

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$10,507,309	$10,460,747
Dividends — affiliated (Note 2)	1,036,837	1,414,116
Interest — affiliated (Note 2)	510	29
Securities lending income — affiliated — net (Note 2)	18,866	3,877

Total investment income	11,563,522	11,878,769

EXPENSES
Investment advisory fees (Note 2)	2,109,030	2,307,362

Total expenses	2,109,030	2,307,362

Net investment income	9,454,492	9,571,407

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,327,642)	(2,398,120)
Investments — affiliated (Note 2)	(190,950)	77,707
In-kind redemptions — unaffiliated	13,889,292	36,440,580
In-kind redemptions — affiliated (Note 2)	5,788,272	6,694,862

Net realized gain	16,158,972	40,815,029

Net change in unrealized appreciation/depreciation	(78,116,929)	(8,024,532)

Net realized and unrealized gain (loss)	(61,957,957)	32,790,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,503,465)	$42,361,904

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Net of foreign withholding tax of $6,318 and $—, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

	iShares U.S. Telecommunications ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$8,141,314	$13,564,760
Dividends — affiliated (Note 2)	492,161	819,706
Interest — affiliated (Note 2)	448	35
Securities lending income — affiliated — net (Note 2)	1,158,186	594,255

Total investment income	9,792,109	14,978,756

EXPENSES
Investment advisory fees (Note 2)	2,052,844	2,528,356

Total expenses	2,052,844	2,528,356

Net investment income	7,739,265	12,450,400

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,253,705)	(11,205,355)
Investments — affiliated (Note 2)	(782,573)	(29,629,455)
In-kind redemptions — unaffiliated	35,375,567	47,773,633
In-kind redemptions — affiliated (Note 2)	243,359	296,060

Net realized gain	16,582,648	7,234,883

Net change in unrealized appreciation/depreciation	(35,558,195)	13,821,071

Net realized and unrealized gain (loss)	(18,975,547)	21,055,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,236,282)	$33,506,354

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,231,534	$5,345,156	$2,407,728
Net realized gain	26,664,679	47,651,057	13,676,305
Net change in unrealized appreciation/depreciation	(51,925,634)	(15,134,285)	49,857,569

Net increase (decrease) in net assets resulting from operations	(20,029,421)	37,861,928	65,941,602

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,285,595)	(6,856,073)	(2,770,113)

Total distributions to shareholders	(5,285,595)	(6,856,073)	(2,770,113)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	388,717,718	343,869,449	285,775,712
Cost of shares redeemed	(272,975,224)	(213,733,543)	(46,703,541)

Net increase in net assets from capital share transactions	115,742,494	130,135,906	239,072,171

INCREASE IN NET ASSETS	90,427,478	161,141,761	302,243,660

NET ASSETS
Beginning of period	546,701,875	385,560,114	83,316,454

End of period	$637,129,353	$546,701,875	$385,560,114

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	2,950,000	2,900,000
Shares redeemed	(2,500,000)	(1,950,000)	(450,000)

Net increase in shares outstanding	900,000	1,000,000	2,450,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,863,385	$2,716,332	$2,346,967
Net realized gain (loss)	(4,222,132)	12,951,536	23,395,487
Net change in unrealized appreciation/depreciation	(39,100,708)	15,358,335	13,830,885

Net increase (decrease) in net assets resulting from operations	(39,459,455)	31,026,203	39,573,339

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,991,778)	(2,734,450)	(2,460,585)

Total distributions to shareholders	(3,991,778)	(2,734,450)	(2,460,585)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,117,814	140,196,867	182,147,029
Cost of shares redeemed	(214,575,400)	(97,829,729)	(85,215,300)

Net increase (decrease) in net assets from capital share transactions	(141,457,586)	42,367,138	96,931,729

INCREASE (DECREASE) IN NET ASSETS	(184,908,819)	70,658,891	134,044,483

NET ASSETS
Beginning of period	297,221,604	226,562,713	92,518,230

End of period	$112,312,785	$297,221,604	$226,562,713

Undistributed net investment income included in net assets at end of period	$275,513	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	3,450,000	5,150,000
Shares redeemed	(5,700,000)	(2,500,000)	(2,450,000)

Net increase (decrease) in shares outstanding	(4,000,000)	950,000	2,700,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,539,010	$1,104,018	$755,617
Net realized gain	151,281,858	74,221,092	26,642,004
Net change in unrealized appreciation/depreciation	(218,568,100)	90,493,315	36,838,803

Net increase (decrease) in net assets resulting from operations	(65,747,232)	165,818,425	64,236,424

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,650,108)	(1,120,709)	(930,058)

Total distributions to shareholders	(1,650,108)	(1,120,709)	(930,058)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	801,004,472	454,450,875	201,879,002
Cost of shares redeemed	(879,610,265)	(222,875,640)	(113,693,293)

Net increase (decrease) in net assets from capital share transactions	(78,605,793)	231,575,235	88,185,709

INCREASE (DECREASE) IN NET ASSETS	(146,003,133)	396,272,951	151,492,075

NET ASSETS
Beginning of period	822,992,001	426,719,050	275,226,975

End of period	$676,988,868	$822,992,001	$426,719,050

SHARES ISSUED AND REDEEMED
Shares sold	6,200,000	3,900,000	2,300,000
Shares redeemed	(7,050,000)	(2,000,000)	(1,300,000)

Net increase (decrease) in shares outstanding	(850,000)	1,900,000	1,000,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Home Construction ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,038,955	$6,371,678	$2,999,141
Net realized gain	82,330,353	134,676,263	261,375,367
Net change in unrealized appreciation/depreciation	(54,036,866)	(11,818,843)	(438,595,296)

Net increase (decrease) in net assets resulting from operations	35,332,442	129,229,098	(174,220,788)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,346,056)	(6,271,832)	(3,247,695)

Total distributions to shareholders	(7,346,056)	(6,271,832)	(3,247,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,740,645,715	2,644,194,999	2,589,475,078
Cost of shares redeemed	(2,303,753,307)	(2,305,735,334)	(3,181,766,612)

Net increase (decrease) in net assets from capital share transactions	(563,107,592)	338,459,665	(592,291,534)

INCREASE (DECREASE) IN NET ASSETS	(535,121,206)	461,416,931	(769,760,017)

NET ASSETS
Beginning of period	2,011,454,625	1,550,037,694	2,319,797,711

End of period	$1,476,333,419	$2,011,454,625	$1,550,037,694

Undistributed net investment income included in net assets at end of period	$—	$210,400	$110,554

SHARES ISSUED AND REDEEMED
Shares sold	63,900,000	104,750,000	111,150,000
Shares redeemed	(87,050,000)	(93,450,000)	(140,450,000)

Net increase (decrease) in shares outstanding	(23,150,000)	11,300,000	(29,300,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,127,155	$2,061,667	$2,140,831
Net realized gain	13,866,958	17,880,428	9,939,670
Net change in unrealized appreciation/depreciation	(15,004,457)	(10,002,636)	12,520,644

Net increase in net assets resulting from operations	989,656	9,939,459	24,601,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,116,844)	(2,060,135)	(2,129,836)

Total distributions to shareholders	(2,116,844)	(2,060,135)	(2,129,836)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,420,134	11,911,267	53,170,795
Cost of shares redeemed	(50,616,634)	(52,317,438)	(32,126,954)

Net increase (decrease) in net assets from capital share transactions	(19,196,500)	(40,406,171)	21,043,841

INCREASE (DECREASE) IN NET ASSETS	(20,323,688)	(32,526,847)	43,515,150

NET ASSETS
Beginning of period	120,146,200	152,673,047	109,157,897

End of period	$99,822,512	$120,146,200	$152,673,047

Undistributed net investment income included in net assets at end of period	$61,356	$51,045	$49,513

SHARES ISSUED AND REDEEMED
Shares sold	600,000	250,000	1,250,000
Shares redeemed	(1,050,000)	(1,100,000)	(750,000)

Net increase (decrease) in shares outstanding	(450,000)	(850,000)	500,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Medical Devices ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,254,907	$5,085,685	$2,899,790
Net realized gain	61,731,027	141,626,227	47,973,951
Net change in unrealized appreciation/depreciation	(21,037,111)	11,160,513	43,601,235

Net increase in net assets resulting from operations	44,948,823	157,872,425	94,474,976

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,457,464)	(5,290,800)	(2,167,760)

Total distributions to shareholders	(9,457,464)	(5,290,800)	(2,167,760)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	471,182,459	446,141,726	499,763,724
Cost of shares redeemed	(414,860,411)	(541,453,983)	(220,661,671)

Net increase (decrease) in net assets from capital share transactions	56,322,048	(95,312,257)	279,102,053

INCREASE IN NET ASSETS	91,813,407	57,269,368	371,409,269

NET ASSETS
Beginning of period	765,524,050	708,254,682	336,845,413

End of period	$857,337,457	$765,524,050	$708,254,682

Undistributed net investment income included in net assets at end of period	$921,803	$775,177	$980,292

SHARES ISSUED AND REDEEMED
Shares sold	3,950,000	4,000,000	5,500,000
Shares redeemed	(3,500,000)	(4,900,000)	(2,500,000)

Net increase (decrease) in shares outstanding	450,000	(900,000)	3,000,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,559,258	$6,223,224	$3,954,382
Net realized gain (loss)	(69,551,887)	16,763,406	28,028,207
Net change in unrealized appreciation/depreciation	(112,548,351)	(89,928,140)	69,776,555

Net increase (decrease) in net assets resulting from operations	(175,540,980)	(66,941,510)	101,759,144

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,780,931)	(6,133,730)	(3,998,822)

Total distributions to shareholders	(6,780,931)	(6,133,730)	(3,998,822)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	281,688,918	329,063,853	331,184,481
Cost of shares redeemed	(273,781,344)	(196,102,400)	(264,531,611)

Net increase in net assets from capital share transactions	7,907,574	132,961,453	66,652,870

INCREASE (DECREASE) IN NET ASSETS	(174,414,337)	59,886,213	164,413,192

NET ASSETS
Beginning of period	543,361,801	483,475,588	319,062,396

End of period	$368,947,464	$543,361,801	$483,475,588

Undistributed net investment income included in net assets at end of period	$—	$89,494	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	4,000,000	4,200,000
Shares redeemed	(4,500,000)	(2,450,000)	(3,350,000)

Net increase in shares outstanding	200,000	1,550,000	850,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil Equipment & Services ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,954,846	$7,207,758	$4,040,297
Net realized gain (loss)	(37,519,561)	4,464,333	4,527,731
Net change in unrealized appreciation/depreciation	(94,658,146)	(137,149,486)	93,743,228

Net increase (decrease) in net assets resulting from operations	(127,222,861)	(125,477,395)	102,311,256

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,049,972)	(7,180,947)	(4,336,126)

Total distributions to shareholders	(5,049,972)	(7,180,947)	(4,336,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,654,694	146,244,209	191,916,163
Cost of shares redeemed	(81,424,376)	(202,974,221)	(77,643,234)

Net increase (decrease) in net assets from capital share transactions	(23,769,682)	(56,730,012)	114,272,929

INCREASE (DECREASE) IN NET ASSETS	(156,042,515)	(189,388,354)	212,248,059

NET ASSETS
Beginning of period	389,980,415	579,368,769	367,120,710

End of period	$233,937,900	$389,980,415	$579,368,769

Undistributed net investment income included in net assets at end of period	$—	$26,811	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	2,550,000	2,950,000
Shares redeemed	(2,100,000)	(3,550,000)	(1,250,000)

Net increase (decrease) in shares outstanding	(650,000)	(1,000,000)	1,700,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,219,699	$8,637,169	$5,847,265
Net realized gain	104,484,762	183,385,642	66,060,557
Net change in unrealized appreciation/depreciation	(292,655,656)	28,961,795	73,108,160

Net increase (decrease) in net assets resulting from operations	(178,951,195)	220,984,606	145,015,982

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,007,065)	(8,914,234)	(5,949,502)
From net realized gain	(8,881,964)	(970,287)	—

Total distributions to shareholders	(17,889,029)	(9,884,521)	(5,949,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	384,855,268	720,640,703	252,488,619
Cost of shares redeemed	(718,776,841)	(429,759,297)	(191,407,305)

Net increase (decrease) in net assets from capital share transactions	(333,921,573)	290,881,406	61,081,314

INCREASE (DECREASE) IN NET ASSETS	(530,761,797)	501,981,491	200,147,794

NET ASSETS
Beginning of period	1,167,950,856	665,969,365	465,821,571

End of period	$637,189,059	$1,167,950,856	$665,969,365

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$109,859	$(126,585)	$150,480

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	4,600,000	2,150,000
Shares redeemed	(4,700,000)	(2,800,000)	(1,700,000)

Net increase (decrease) in shares outstanding	(2,300,000)	1,800,000	450,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Real Estate ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$109,014,079	$137,033,417	$133,176,402
Net realized gain	427,424	777,665,156	94,544,908
Net change in unrealized appreciation/depreciation	186,505,072	(310,943,554)	(406,272,770)

Net increase (decrease) in net assets resulting from operations	295,946,575	603,755,019	(178,551,460)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(150,743,219)	(177,990,317)	(162,396,953)
From net realized gain	(34,165,146)	(10,391,973)	(5,226,731)

Total distributions to shareholders	(184,908,365)	(188,382,290)	(167,623,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,077,452,277	25,380,070,070	21,360,992,147
Cost of shares redeemed	(17,659,606,099)	(25,405,340,051)	(22,236,633,684)

Net decrease in net assets from capital share transactions	(582,153,822)	(25,269,981)	(875,641,537)

INCREASE (DECREASE) IN NET ASSETS	(471,115,612)	390,102,748	(1,221,816,681)

NET ASSETS
Beginning of period	4,937,495,296	4,547,392,548	5,769,209,229

End of period	$4,466,379,684	$4,937,495,296	$4,547,392,548

SHARES ISSUED AND REDEEMED
Shares sold	231,600,000	338,000,000	323,050,000
Shares redeemed	(239,700,000)	(337,750,000)	(336,400,000)

Net increase (decrease) in shares outstanding	(8,100,000)	250,000	(13,350,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,454,492	$9,571,407	$8,190,460
Net realized gain	16,158,972	40,815,029	50,246,159
Net change in unrealized appreciation/depreciation	(78,116,929)	(8,024,532)	34,939,481

Net increase (decrease) in net assets resulting from operations	(52,503,465)	42,361,904	93,376,100

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,060,282)	(9,315,181)	(7,992,759)

Total distributions to shareholders	(10,060,282)	(9,315,181)	(7,992,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	394,659,474	337,015,422	290,889,163
Cost of shares redeemed	(465,966,618)	(284,987,697)	(267,181,764)

Net increase (decrease) in net assets from capital share transactions	(71,307,144)	52,027,725	23,707,399

INCREASE (DECREASE) IN NET ASSETS	(133,870,891)	85,074,448	109,090,740

NET ASSETS
Beginning of period	543,989,664	458,915,216	349,824,476

End of period	$410,118,773	$543,989,664	$458,915,216

Undistributed net investment income included in net assets at end of period	$622,194	$1,227,984	$971,758

SHARES ISSUED AND REDEEMED
Shares sold	11,100,000	10,150,000	9,350,000
Shares redeemed	(13,800,000)	(8,450,000)	(8,500,000)

Net increase (decrease) in shares outstanding	(2,700,000)	1,700,000	850,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Telecommunications ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,739,265	$12,450,400	$12,397,832
Net realized gain	16,582,648	7,234,883	40,048,021
Net change in unrealized appreciation/depreciation	(35,558,195)	13,821,071	(3,912,815)

Net increase (decrease) in net assets resulting from operations	(11,236,282)	33,506,354	48,533,038

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,401,869)	(12,667,567)	(13,104,434)

Total distributions to shareholders	(10,401,869)	(12,667,567)	(13,104,434)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	564,454,280	458,134,593	447,999,592
Cost of shares redeemed	(695,814,649)	(364,031,939)	(432,523,574)

Net increase (decrease) in net assets from capital share transactions	(131,360,369)	94,102,654	15,476,018

INCREASE (DECREASE) IN NET ASSETS	(152,998,520)	114,941,441	50,904,622

NET ASSETS
Beginning of period	713,380,415	598,438,974	547,534,352

End of period	$560,381,895	$713,380,415	$598,438,974

Undistributed net investment income included in net assets at end of period	$—	$6,485	$223,652

SHARES ISSUED AND REDEEMED
Shares sold	19,250,000	15,050,000	15,600,000
Shares redeemed	(24,200,000)	(12,250,000)	(15,650,000)

Net increase (decrease) in shares outstanding	(4,950,000)	2,800,000	(50,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$120.15	$108.61	$75.74	$66.92	$64.81	$58.96

Income from investment operations:
Net investment income[b]	1.05	1.46	1.04	1.38	0.68	0.54
Net realized and unrealized gain (loss)[c]	(3.26)	11.76	33.00	8.89	2.14	5.90

Total from investment operations	(2.21)	13.22	34.04	10.27	2.82	6.44

Less distributions from:
Net investment income	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)	(0.59)

Total distributions	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)	(0.59)

Net asset value, end of period	$116.90	$120.15	$108.61	$75.74	$66.92	$64.81

Total return	(1.84)%[d]	12.28%	45.17%	15.63%	4.45%	11.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$637,129	$546,702	$385,560	$83,316	$107,074	$145,828
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.44%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.99%	1.29%	1.04%	2.07%	1.09%	0.97%
Portfolio turnover rate[f]	17%	15%	15%	26%	16%	10%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$42.46	$37.45	$27.62	$23.57	$29.91	$29.32

Income from investment operations:
Net investment income[b]	0.58	0.46	0.46	0.48	0.23	0.40
Net realized and unrealized gain (loss)[c]	(4.89)	5.02	9.83	4.25	(6.26)	0.66

Total from investment operations	(4.31)	5.48	10.29	4.73	(6.03)	1.06

Less distributions from:
Net investment income	(0.71)	(0.47)	(0.46)	(0.53)	(0.23)	(0.43)
Return of capital	—	—	—	(0.15)	(0.08)	(0.04)

Total distributions	(0.71)	(0.47)	(0.46)	(0.68)	(0.31)	(0.47)

Net asset value, end of period	$37.44	$42.46	$37.45	$27.62	$23.57	$29.91

Total return	(10.23)%[d]	14.68%	37.35%	20.66%	(20.14)%	3.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,313	$297,222	$226,563	$92,518	$54,220	$128,593
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.53%	1.14%	1.32%	1.99%	0.96%	1.43%
Portfolio turnover rate[f]	26%	19%	36%	39%	20%	32%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$128.59	$94.83	$78.64	$64.11	$65.20	$50.10

Income from investment operations:
Net investment income[b]	0.24	0.21	0.18	0.50	0.20	0.01
Net realized and unrealized gain (loss)[c]	(6.58)	33.76	16.23	14.56	(1.08)	15.19

Total from investment operations	(6.34)	33.97	16.41	15.06	(0.88)	15.20

Less distributions from:
Net investment income	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)	(0.10)

Total distributions	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)	(0.10)

Net asset value, end of period	$121.98	$128.59	$94.83	$78.64	$64.11	$65.20

Total return	(4.94)%[d]	35.85%	20.89%	23.60%	(1.35)%	30.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$676,989	$822,992	$426,719	$275,227	$285,293	$260,817
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.20%	0.18%	0.20%	0.73%	0.33%	0.03%
Portfolio turnover rate[f]	16%	12%	14%	18%	23%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$25.90	$23.36	$24.25	$15.47	$13.52	$15.20

Income from investment operations:
Net investment income[b]	0.10	0.09	0.04	0.12	0.09	0.09
Net realized and unrealized gain (loss)[c]	1.19	2.54	(0.89)	8.78	1.95	(1.69)

Total from investment operations	1.29	2.63	(0.85)	8.90	2.04	(1.60)

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)	(0.08)

Total distributions	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)	(0.08)

Net asset value, end of period	$27.09	$25.90	$23.36	$24.25	$15.47	$13.52

Total return	5.00%[d]	11.28%	(3.49)%	57.69%	15.34%	(10.49)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,476,333	$2,011,455	$1,550,038	$2,319,798	$679,965	$501,567
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.39%	0.38%	0.17%	0.57%	0.74%	0.69%
Portfolio turnover rate[f]	14%	13%	23%	17%	10%	22%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$49.04	$46.26	$38.98	$32.02	$33.54	$30.51

Income from investment operations:
Net investment income[b]	0.87	0.75	0.64	0.61	0.52	0.51
Net realized and unrealized gain (loss)[c]	0.90	2.79	7.28	6.96	(1.52)	3.09

Total from investment operations	1.77	3.54	7.92	7.57	(1.00)	3.60

Less distributions from:
Net investment income	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)	(0.57)

Total distributions	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)	(0.57)

Net asset value, end of period	$49.91	$49.04	$46.26	$38.98	$32.02	$33.54

Total return	3.60%[d]	7.67%	20.39%	23.96%	(2.78)%	11.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,823	$120,146	$152,673	$109,158	$70,438	$85,520
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.89%	1.57%	1.45%	1.82%	1.77%	1.68%
Portfolio turnover rate[f]	10%	12%	6%	18%	11%	15%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$116.87	$95.07	$75.70	$67.13	$68.61	$59.90

Income from investment operations:
Net investment income[b]	0.67	0.73	0.52	0.34	0.18	0.09
Net realized and unrealized gain (loss)[c]	6.47	21.79	19.25	8.63	(1.48)	8.66

Total from investment operations	7.14	22.52	19.77	8.97	(1.30)	8.75

Less distributions from:
Net investment income	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)	(0.04)

Total distributions	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)	(0.04)

Net asset value, end of period	$122.48	$116.87	$95.07	$75.70	$67.13	$68.61

Total return	6.13%[d]	23.75%	26.15%	13.43%	(1.86)%	14.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$857,337	$765,524	$708,255	$336,845	$332,287	$493,959
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.61%	0.67%	0.59%	0.50%	0.29%	0.15%
Portfolio turnover rate[f]	17%	19%	44%	9%	20%	33%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$78.75	$90.37	$70.90	$64.57	$74.76	$56.64

Income from investment operations:
Net investment income[b]	0.96	1.00	0.78	0.56	0.31	0.28
Net realized and unrealized gain (loss)[c]	(26.76)	(11.65)	19.46	6.33	(10.17)	18.13

Total from investment operations	(25.80)	(10.65)	20.24	6.89	(9.86)	18.41

Less distributions from:
Net investment income	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)	(0.29)

Total distributions	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)	(0.29)

Net asset value, end of period	$51.96	$78.75	$90.37	$70.90	$64.57	$74.76

Total return	(32.89)%[d]	(11.80)%	28.72%	10.76%	(13.17)%	32.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$368,947	$543,362	$483,476	$319,062	$377,714	$590,617
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.74%	1.21%	0.98%	0.87%	0.48%	0.47%
Portfolio turnover rate[f]	18%	7%	32%	13%	13%	21%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$54.16	$70.65	$56.48	$53.56	$67.03	$47.17

Income from investment operations:
Net investment income[b]	0.71	0.93	0.55	0.32	0.19	0.22
Net realized and unrealized gain (loss)[c]	(18.42)	(16.48)	14.20	2.95	(13.47)	19.89

Total from investment operations	(17.71)	(15.55)	14.75	3.27	(13.28)	20.11

Less distributions from:
Net investment income	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)	(0.25)

Total distributions	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)	(0.25)

Net asset value, end of period	$35.72	$54.16	$70.65	$56.48	$53.56	$67.03

Total return	(32.83)%[d]	(22.07)%	26.25%	6.16%	(19.80)%	42.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$233,938	$389,980	$579,369	$367,121	$452,611	$713,851
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.91%	1.52%	0.87%	0.62%	0.34%	0.43%
Portfolio turnover rate[f]	18%	14%	15%	17%	13%	30%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$168.05	$129.31	$99.11	$83.94	$71.96	$58.90

Income from investment operations:
Net investment income[b]	1.54	1.53	1.23	1.65	1.03	0.90
Net realized and unrealized gain (loss)[c]	(29.40)	39.00	30.20	15.19	11.95	13.07

Total from investment operations	(27.86)	40.53	31.43	16.84	12.98	13.97

Less distributions from:
Net investment income	(1.52)	(1.61)	(1.23)	(1.67)	(1.00)	(0.91)
Net realized gain	(1.64)	(0.18)	—	—	—	—

Total distributions	(3.16)	(1.79)	(1.23)	(1.67)	(1.00)	(0.91)

Net asset value, end of period	$137.03	$168.05	$129.31	$99.11	$83.94	$71.96

Total return	(16.84)%[d]	31.58%	31.92%	20.32%	18.23%	23.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$637,189	$1,167,951	$665,969	$465,822	$373,531	$194,288
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.03%	1.03%	1.09%	1.86%	1.38%	1.47%
Portfolio turnover rate[f]	31%	37%	31%	24%	18%	25%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$75.44	$69.75	$73.45	$63.90	$62.15	$52.92

Income from investment operations:
Net investment income[b]	1.84	1.92	2.03	2.07	1.81	1.54
Net realized and unrealized gain (loss)[c]	3.79	6.47	(3.16)	9.93	2.15	9.68

Total from investment operations	5.63	8.39	(1.13)	12.00	3.96	11.22

Less distributions from:
Net investment income	(2.60)	(2.55)	(2.49)	(2.45)	(2.21)	(1.99)
Net realized gain	(0.59)	(0.15)	(0.08)	—	—	—

Total distributions	(3.19)	(2.70)	(2.57)	(2.45)	(2.21)	(1.99)

Net asset value, end of period	$77.88	$75.44	$69.75	$73.45	$63.90	$62.15

Total return	7.77%[d]	12.14%	(1.23)%	19.35%	6.84%	21.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,466,380	$4,937,495	$4,547,393	$5,769,209	$3,926,945	$3,598,770
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	2.72%	2.55%	3.04%	3.16%	3.11%	2.83%
Portfolio turnover rate[f]	13%	21%	27%	16%	14%	17%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$34.87	$33.02	$26.81	$24.82	$24.34	$26.33

Income from investment operations:
Net investment income[b]	0.63	0.61	0.55	0.53	0.42	0.30
Net realized and unrealized gain (loss)[c]	(3.04)	1.84	6.19	1.95	0.48	(2.01)

Total from investment operations	(2.41)	2.45	6.74	2.48	0.90	(1.71)

Less distributions from:
Net investment income	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)	(0.28)

Total distributions	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)	(0.28)

Net asset value, end of period	$31.79	$34.87	$33.02	$26.81	$24.82	$24.34

Total return	(7.08)%[d]	7.44%	25.24%	10.17%	4.03%	(6.42)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$410,119	$543,990	$458,915	$349,824	$143,941	$144,820
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.99%	1.80%	1.75%	2.09%	1.91%	1.27%
Portfolio turnover rate[f]	11%	5%	9%	8%	7%	11%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$30.75	$29.34	$26.77	$21.91	$24.53	$20.37

Income from investment operations:
Net investment income[b]	0.44	0.64	0.71	0.63	0.63	0.58
Net realized and unrealized gain (loss)[c]	0.12	1.43	2.66	4.89	(2.66)	4.30

Total from investment operations	0.56	2.07	3.37	5.52	(2.03)	4.88

Less distributions from:
Net investment income	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)	(0.72)

Total distributions	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)	(0.72)

Net asset value, end of period	$30.71	$30.75	$29.34	$26.77	$21.91	$24.53

Total return	1.93%[d]	7.15%	12.81%	25.59%	(8.20)%	24.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$560,382	$713,380	$598,439	$547,534	$470,032	$686,835
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.67%	2.14%	2.54%	2.63%	2.81%	2.65%
Portfolio turnover rate[f]	24%	49%	53%	40%	25%	29%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense[a]	Non-diversified
U.S. Broker-Dealers & Securities Exchanges[a,b]	Non-diversified
U.S. Healthcare Providers[a]	Non-diversified
U.S. Home Construction[a]	Non-diversified
U.S. Insurance[a]	Non-diversified
U.S. Medical Devices[a]	Non-diversified

iShares ETF	Diversification Classification
U.S. Oil & Gas Exploration & Production[a]	Non-diversified
U.S. Oil Equipment & Services[a]	Non-diversified
U.S. Pharmaceuticals[a]	Non-diversified
U.S. Real Estate[a]	Diversified
U.S. Regional Banks[a]	Non-diversified
U.S. Telecommunications[a]	Non-diversified

[a]	The Funds’ fiscal year-end changed from April 30 to March 31.
[b]	Formerly the iShares U.S. Broker-Dealers ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
U.S. Aerospace & Defense
Investments:
Assets:
Common Stocks	$636,969,321	$—	$—	$636,969,321
Money Market Funds	16,304,217	—	—	16,304,217

Total	$653,273,538	$—	$—	$653,273,538

U.S. Broker-Dealers & Securities Exchanges
Investments:
Assets:
Common Stocks	$112,275,578	$—	$—	$112,275,578
Money Market Funds	5,384,252	—	—	5,384,252

Total	$117,659,830	$—	$—	$117,659,830

U.S. Healthcare Providers
Investments:
Assets:
Common Stocks	$676,781,065	$—	$—	$676,781,065
Money Market Funds	56,452,725	—	—	56,452,725

Total	$733,233,790	$—	$—	$733,233,790

U.S. Home Construction
Investments:
Assets:
Common Stocks	$1,475,097,947	$—	$—	$1,475,097,947
Money Market Funds	134,680,158	—	—	134,680,158

Total	$1,609,778,105	$—	$—	$1,609,778,105

U.S. Insurance
Investments:
Assets:
Common Stocks	$99,700,332	$—	$—	$99,700,332
Money Market Funds	116,465	—	—	116,465

Total	$99,816,797	$—	$—	$99,816,797

U.S. Medical Devices
Investments:
Assets:
Common Stocks	$855,972,899	$—	$—	$855,972,899
Money Market Funds	50,833,387	—	—	50,833,387

Total	$906,806,286	$—	$—	$906,806,286

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
U.S. Oil & Gas Exploration & Production
Investments:
Assets:
Common Stocks	$368,812,530	$—		$—	$368,812,530
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	35,921,837	—		—	35,921,837

Total	$404,734,367	$0	[a]	$—	$404,734,367

U.S. Oil Equipment & Services
Investments:
Assets:
Common Stocks	$233,568,122	$—		$—	$233,568,122
Money Market Funds	30,111,617	—		—	30,111,617

Total	$263,679,739	$—		$—	$263,679,739

U.S. Pharmaceuticals
Investments:
Assets:
Common Stocks	$636,331,442	$—		$—	$636,331,442
Money Market Funds	122,104,961	—		—	122,104,961

Total	$758,436,403	$—		$—	$758,436,403

U.S. Real Estate
Investments:
Assets:
Common Stocks	$4,448,395,886	$—		$—	$4,448,395,886
Money Market Funds	497,713,778	—		—	497,713,778

Total	$4,946,109,664	$—		$—	$4,946,109,664

U.S. Regional Banks
Investments:
Assets:
Common Stocks	$408,877,419	$—		$—	$408,877,419
Money Market Funds	2,810,352	—		—	2,810,352

Total	$411,687,771	$—		$—	$411,687,771

U.S. Telecommunications
Investments:
Assets:
Common Stocks	$557,245,172	$—		$1,744,732	$558,989,904
Money Market Funds	65,020,328	—		—	65,020,328

Total	$622,265,500	$—		$1,744,732	$624,010,232

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	92

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Aerospace & Defense
BNP Paribas Prime Brokerage Inc.	$93,612	$93,612	$—
Citigroup Global Markets Inc.	1,059,077	1,059,077	—
Credit Suisse Securities (USA) LLC	1,141,007	1,141,007	—
Goldman Sachs & Co.	3,358,784	3,358,784	—
JPMorgan Clearing Corp.	2,705,668	2,705,668	—
Merrill Lynch, Pierce, Fenner & Smith	4,932,182	4,932,182	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,933,908	1,933,908	—
UBS Securities LLC	248,670	248,670	—

	$15,472,908	$15,472,908	$—

U.S. Broker-Dealers & Securities Exchanges
Citigroup Global Markets Inc.	$869,865	$869,865	$—
Goldman Sachs & Co.	195,748	195,748	—
JPMorgan Clearing Corp.	828,321	828,321	—
Merrill Lynch, Pierce, Fenner & Smith	3,197,955	3,197,955	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	381	381	—

	$5,092,270	$5,092,270	$—

U.S. Healthcare Providers
Barclays Capital Inc.	$377,166	$377,166	$—
BNP Paribas Prime Brokerage Inc.	2,797,540	2,797,540	—
Citigroup Global Markets Inc.	6,864,272	6,864,272	—
Credit Suisse Securities (USA) LLC	2,897,284	2,897,284	—
Deutsche Bank Securities Inc.	2,231,389	2,231,389	—
Goldman Sachs & Co.	10,334,761	10,334,761	—
Jefferies LLC	579,580	579,580	—
JPMorgan Clearing Corp.	10,736,890	10,736,890	—
Merrill Lynch, Pierce, Fenner & Smith	8,128,264	8,128,264	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,354,005	3,291,201	(62,804)
National Financial Services LLC	295,561	295,561	—
UBS Securities LLC	1,136,491	1,136,491	—

	$49,733,203	$49,670,399	$(62,804)

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Home Construction
Barclays Capital Inc.	$3,037	$3,037	$—
BNP Paribas Prime Brokerage Inc.	193,310	193,310	—
Citigroup Global Markets Inc.	23,116,232	22,814,271	(301,961)
Credit Suisse Securities (USA) LLC	1,021,082	1,020,954	(128)
Deutsche Bank Securities Inc.	14,997,694	14,908,612	(89,082)
Goldman Sachs & Co.	19,543,009	19,543,009	—
HSBC Bank PLC	1,288,646	1,288,646	—
Jefferies LLC	343,976	343,976	—
JPMorgan Clearing Corp.	42,456,743	42,456,743	—
Merrill Lynch, Pierce, Fenner & Smith	1,472,644	1,472,644	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,511,609	10,511,609	—
National Financial Services LLC	388,884	388,884	—
SG Americas Securities LLC	165,680	165,680	—
State Street Bank & Trust Company	9,826,397	9,826,397	—
UBS Securities LLC	7,650,116	7,650,116	—

	$132,979,059	$132,587,888	$(391,171)

U.S. Medical Devices
Citigroup Global Markets Inc.	$4,841,221	$4,841,221	$—
Deutsche Bank Securities Inc.	1,350,444	1,350,444	—
Goldman Sachs & Co.	724,620	724,620	—
HSBC Bank PLC	377,888	377,888	—
Jefferies LLC	1,986,284	1,976,700	(9,584)
JPMorgan Clearing Corp.	32,025,404	32,025,404	—
Merrill Lynch, Pierce, Fenner & Smith	1,823,281	1,771,788	(51,493)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,637,457	3,637,457	—
State Street Bank & Trust Company	2,546,556	2,546,556	—
Wells Fargo Securities LLC	517,479	517,479	—

	$49,830,634	$49,769,557	$(61,077)

U.S. Oil & Gas Exploration & Production
BNP Paribas Prime Brokerage Inc.	$723,356	$723,356	$—
Citigroup Global Markets Inc.	9,918,787	9,918,787	—
Credit Suisse Securities (USA) LLC	25,735	25,735	—
Deutsche Bank Securities Inc.	9,403,039	9,403,039	—
HSBC Bank PLC	7,167	7,167	—
Jefferies LLC	394,312	394,312	—
JPMorgan Clearing Corp.	4,883,184	4,883,184	—
Merrill Lynch, Pierce, Fenner & Smith	2,480,034	2,480,034	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,310,199	1,310,199	—
Scotia Capital (USA) Inc.	16,468	16,468	—
SG Americas Securities LLC	17,973	17,973	—
State Street Bank & Trust Company	4,590,911	4,590,911	—
UBS Securities LLC	762,025	762,025	—
Wells Fargo Securities LLC	235,562	235,562	—

	$34,768,752	$34,768,752	$—

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Oil Equipment & Services
Barclays Capital Inc.	$236,546	$236,546	$—
BNP Paribas Prime Brokerage Inc.	51,636	50,700	(936)
Citigroup Global Markets Inc.	616,900	616,354	(546)
Credit Suisse Securities (USA) LLC	253,254	252,942	(312)
Deutsche Bank Securities Inc.	7,133,167	7,133,167	—
Goldman Sachs & Co.	5,328,639	5,328,639	—
Jefferies LLC	8,037	8,037	—
JPMorgan Clearing Corp.	10,123,743	10,123,743	—
Merrill Lynch, Pierce, Fenner & Smith	112,510	112,510	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,516,627	2,516,627	—
National Financial Services LLC	535,227	525,525	(9,702)
SG Americas Securities LLC	275,854	275,854	—
State Street Bank & Trust Company	320,065	320,065	—
UBS Securities LLC	1,051,242	1,051,242	—
Wells Fargo Securities LLC	748,564	748,564	—

	$29,312,011	$29,300,515	$(11,496)

U.S. Pharmaceuticals
Barclays Capital Inc.	$789,137	$789,137	$—
BNP Paribas Prime Brokerage Inc.	6,980,209	6,897,898	(82,311)
Citigroup Global Markets Inc.	11,759,258	11,759,258	—
Credit Suisse Securities (USA) LLC	9,973,947	9,911,793	(62,154)
Deutsche Bank Securities Inc.	28,805,939	28,805,939	—
Goldman Sachs & Co.	11,818,062	11,782,997	(35,065)
HSBC Bank PLC	185,980	182,750	(3,230)
Jefferies LLC	3,260,723	3,260,723	—
JPMorgan Clearing Corp.	9,035,357	9,035,357	—
Merrill Lynch, Pierce, Fenner & Smith	9,879,247	9,879,247	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	21,649,467	21,649,467	—
National Financial Services LLC	1,412,943	1,412,943	—
SG Americas Securities LLC	740,376	740,376	—
Timber Hill LLC	185,006	182,900	(2,106)
UBS Securities LLC	1,552,681	1,552,681	—
Wells Fargo Securities LLC	2,403,977	2,403,977	—

	$120,432,309	$120,247,443	$(184,866)

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Real Estate
Barclays Capital Inc.	$7,523,128	$7,523,128	$—
BNP Paribas Prime Brokerage Inc.	395,526	395,526	—
Citigroup Global Markets Inc.	11,590,199	11,590,199	—
Credit Suisse Securities (USA) LLC	54,870,657	54,870,657	—
Deutsche Bank Securities Inc.	26,450,156	26,450,156	—
Goldman Sachs & Co.	64,594,781	64,594,781	—
HSBC Bank PLC	11,667,196	11,667,196	—
Jefferies LLC	150,556	150,556	—
JPMorgan Clearing Corp.	76,494,317	76,494,317	—
Merrill Lynch, Pierce, Fenner & Smith	18,124,126	18,124,126	—
Mizuho Securities USA Inc.	4,200,283	4,200,283	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	70,926,933	70,926,933	—
Scotia Capital (USA) Inc.	6,844,588	6,844,588	—
State Street Bank & Trust Company	87,168,357	87,168,357	—
Timber Hill LLC	195,624	195,624	—
UBS Securities LLC	38,356,197	38,356,197	—

	$479,552,624	$479,552,624	$—

U.S. Regional Banks
Citigroup Global Markets Inc.	$1,529	$1,529	$—
Goldman Sachs & Co.	269,862	269,862	—
Merrill Lynch, Pierce, Fenner & Smith	564,186	564,186	—
UBS Securities LLC	1,420,318	1,420,318	—
Wells Fargo Securities LLC	91,106	91,106	—

	$2,347,001	$2,347,001	$—

U.S. Telecommunications
Barclays Capital Inc.	$438,480	$438,480	$—
BMO Capital Markets	1,215,230	1,215,230	—
BNP Paribas Prime Brokerage Inc.	7,335,162	7,335,162	—
Citigroup Global Markets Inc.	913,625	913,625	—
Credit Suisse Securities (USA) LLC	4,732,254	4,732,254	—
Deutsche Bank Securities Inc.	3,148,543	3,148,543	—
Goldman Sachs & Co.	23,799,515	23,799,515	—
Jefferies LLC	286,926	286,926	—
JPMorgan Clearing Corp.	7,484,536	7,484,536	—
Merrill Lynch, Pierce, Fenner & Smith	2,339,785	2,339,785	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,571,261	7,571,261	—
National Financial Services LLC	528,847	528,847	—
SG Americas Securities LLC	23,610	23,610	—
State Street Bank & Trust Company	472,139	472,139	—
UBS Securities LLC	1,282,145	1,282,145	—
Wells Fargo Securities LLC	248,546	248,546	—

	$61,820,604	$61,820,604	$—

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.48%		First $10 billion
0.43		Over $10 billion, up to and including $20 billion
0.38		Over $20 billion, up to and including $30 billion
0.34	[a]	Over $30 billion, up to and including $40 billion[b]
0.33		Over $40 billion, up to and including $50 billion[b]
0.31		Over $50 billion[b]

[a]	Advisory fee for this breakpoint level was reduced from 0.342% to 0.34% effective July 1, 2015.
[b]	Breakpoint level was added effective July 1, 2015.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the period ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$17,979
U.S. Broker-Dealers & Securities Exchanges	43,262
U.S. Healthcare Providers	80,668
U.S. Home Construction	283,633
U.S. Insurance	1,868
U.S. Medical Devices	36,058

iShares ETF	Fees Paid to BTC
U.S. Oil & Gas Exploration & Production	$247,701
U.S. Oil Equipment & Services	295,011
U.S. Pharmaceuticals	428,136
U.S. Real Estate	440,003
U.S. Regional Banks	8,065
U.S. Telecommunications	472,743

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the period ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$29,730,267	$20,395,568
U.S. Broker-Dealers & Securities Exchanges	5,706,003	22,583,463
U.S. Healthcare Providers	22,773,403	37,323,000
U.S. Home Construction	35,595,854	53,068,858
U.S. Insurance	2,811,134	1,657,132
U.S. Medical Devices	29,079,909	30,684,092
U.S. Oil & Gas Exploration & Production	15,254,214	21,806,903
U.S. Oil Equipment & Services	26,993,841	18,475,500
U.S. Pharmaceuticals	12,599,972	100,216,810
U.S. Real Estate	19,588,596	41,853,603
U.S. Regional Banks	3,884,203	8,674,538
U.S. Telecommunications	30,760,272	22,432,899

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Regional Banks
PNC Financial Services Group Inc. (The)	719,596	512,343	(671,351)	560,588	$47,408,927	$1,036,837	$5,597,322

U.S. Telecommunications
Spok Holdings Inc.[a]	1,175,952	851,469	(1,270,008)	757,413	$13,262,302	$492,161	$(539,214)

[a]	Not an affiliate at the end of the period.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$135,417,055	$98,021,848
U.S. Broker-Dealers & Securities Exchanges	69,816,374	79,312,013
U.S. Healthcare Providers	145,864,474	134,935,070
U.S. Home Construction	267,579,547	267,333,833
U.S. Insurance	18,191,623	12,268,301
U.S. Medical Devices	129,429,153	135,009,848
U.S. Oil & Gas Exploration & Production	73,197,561	73,668,691
U.S. Oil Equipment & Services	61,394,903	52,130,122
U.S. Pharmaceuticals	295,626,717	293,415,700
U.S. Real Estate	583,163,428	564,298,648
U.S. Regional Banks	55,911,068	54,579,158
U.S. Telecommunications	127,146,234	128,550,808

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the period ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$386,252,642	$272,332,507
U.S. Broker-Dealers & Securities Exchanges	72,689,596	204,394,323
U.S. Healthcare Providers	792,397,070	869,834,791
U.S. Home Construction	1,738,453,434	2,301,142,090
U.S. Insurance	31,172,350	49,757,592
U.S. Medical Devices	470,282,754	412,590,727
U.S. Oil & Gas Exploration & Production	280,602,747	271,982,946
U.S. Oil Equipment & Services	57,519,998	81,158,441
U.S. Pharmaceuticals	372,492,517	697,263,358
U.S. Real Estate	16,679,857,847	17,235,547,301
U.S. Regional Banks	393,796,392	464,674,191
U.S. Telecommunications	561,507,987	692,055,271

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to the characterization of corporate actions, the expiration of capital loss carryforwards, distributions

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
U.S. Aerospace & Defense	$32,200,315	$54,061	$(32,254,376)
U.S. Broker-Dealers & Securities Exchanges	(1,245,598)	403,906	841,692
U.S. Healthcare Providers	164,802,127	111,098	(164,913,225)
U.S. Home Construction	77,024,959	96,701	(77,121,660)
U.S. Insurance	11,411,704	—	(11,411,704)
U.S. Medical Devices	65,485,803	5,349,183	(70,834,986)
U.S. Oil & Gas Exploration & Production	(11,725,510)	132,179	11,593,331
U.S. Oil Equipment & Services	(10,228,024)	68,315	10,159,709
U.S. Pharmaceuticals	128,257,430	23,810	(128,281,240)
U.S. Real Estate	(82,717,464)	41,729,140	40,988,324
U.S. Regional Banks	15,841,448	—	(15,841,448)
U.S. Telecommunications	17,967,844	2,656,119	(20,623,963)

The tax character of distributions paid during the period ended March 31, 2016 and the years ended April 30, 2015 and April 30, 2014 were as follows:

iShares ETF	Period ended March 31, 2016	Year ended April 30, 2015	Year ended April 30, 2014
U.S. Aerospace & Defense
Ordinary income	$5,285,595	$6,856,073	$2,770,113

U.S. Broker-Dealers & Securities Exchanges
Ordinary income	$3,991,778	$2,734,450	$2,460,585

U.S. Healthcare Providers
Ordinary income	$1,650,108	$1,120,709	$930,058

U.S. Home Construction
Ordinary income	$7,346,056	$6,271,832	$3,247,695

U.S. Insurance
Ordinary income	$2,116,844	$2,060,135	$2,129,836

U.S. Medical Devices
Ordinary income	$9,457,464	$5,290,800	$2,167,760

U.S. Oil & Gas Exploration & Production
Ordinary income	$6,780,931	$6,133,730	$3,998,822

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Period Ended March 31, 2016	Year ended April 30, 2015	Year ended April 30, 2014
U.S. Oil Equipment & Services
Ordinary income	$5,049,972	$7,180,947	$4,336,126

U.S. Pharmaceuticals
Ordinary income	$9,007,065	$8,914,234	$5,949,502
Long-term capital gain	8,881,964	970,287	—

	$17,889,029	$9,884,521	$5,949,502

U.S. Real Estate
Ordinary income	$150,743,219	$177,990,317	$162,396,953
Long-term capital gain	34,165,146	10,391,973	5,226,731

	$184,908,365	$188,382,290	$167,623,684

U.S. Regional Banks
Ordinary income	$10,060,282	$9,315,181	$7,992,759

U.S. Telecommunications
Ordinary income	$10,401,869	$12,667,567	$13,104,434

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
U.S. Aerospace & Defense	$—	$(34,289,259)	$(23,685,008)	$(5,693,539)	$(63,667,806)
U.S. Broker-Dealers & Securities Exchanges	—	(68,552,405)	(13,809,737)	(2,483,508)	(84,845,650)
U.S. Healthcare Providers	—	(8,662,100)	(77,786,878)	(4,892,882)	(91,341,860)
U.S. Home Construction	—	(191,373,154)	(169,807,655)	—	(361,180,809)
U.S. Insurance	61,356	(15,236,021)	3,780,755	—	(11,393,910)
U.S. Medical Devices	921,803	(18,578,418)	29,848,129	—	12,191,514
U.S. Oil & Gas Exploration & Production	—	(41,496,402)	(202,732,451)	(23,053,152)	(267,282,005)
U.S. Oil Equipment & Services	—	(128,076,868)	(185,365,757)	(4,029,750)	(317,472,375)
U.S. Pharmaceuticals	212,634	(12,508,700)	(141,964,989)	(8,225,913)	(162,486,968)
U.S. Real Estate	—	—	(309,539,755)	(1,332,746)	(310,872,501)
U.S. Regional Banks	622,194	(42,342,782)	(56,775,454)	(1,200,806)	(99,696,848)
U.S. Telecommunications	—	(225,234,521)	(42,530,045)	—	(267,764,566)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$4,967,305	$9,600,011	$18,274,518	$1,447,425	$34,289,259
U.S. Broker-Dealers & Securities Exchanges	16,696,139	31,804,022	17,785,438	2,266,806	68,552,405
U.S. Healthcare Providers	3,411,634	—	5,250,466	—	8,662,100
U.S. Home Construction	12,048,740	24,583,851	146,896,099	7,844,464	191,373,154
U.S. Insurance	—	10,469,223	2,305,872	2,460,926	15,236,021
U.S. Medical Devices	2,549,042	—	9,121,535	6,907,841	18,578,418
U.S. Oil & Gas Exploration & Production	22,895,283	1,593,277	9,040,459	7,967,383	41,496,402
U.S. Oil Equipment & Services	45,055,455	1,460,417	57,694,132	23,866,864	128,076,868
U.S. Pharmaceuticals	12,508,700	—	—	—	12,508,700
U.S. Regional Banks	7,844,169	14,260,731	19,012,829	1,225,053	42,342,782
U.S. Telecommunications	47,050,318	37,556,483	109,926,562	30,701,158	225,234,521

[a]	Must be utilized prior to losses subject to expiration.

For the period ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
U.S. Aerospace & Defense	$2,480,013
U.S. Home Construction	463,285
U.S. Insurance	2,709,073
U.S. Regional Banks	520,021

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Aerospace & Defense	$676,958,546	$29,334,851	$(53,019,859)	$(23,685,008)
U.S. Broker-Dealers & Securities Exchanges	131,469,567	7,722,292	(21,532,029)	(13,809,737)
U.S. Healthcare Providers	811,020,668	10,678,208	(88,465,086)	(77,786,878)
U.S. Home Construction	1,779,585,760	54,722,632	(224,530,287)	(169,807,655)
U.S. Insurance	96,036,042	9,779,351	(5,998,596)	3,780,755
U.S. Medical Devices	876,958,157	55,822,598	(25,974,469)	29,848,129
U.S. Oil & Gas Exploration & Production	607,466,818	6,953,147	(209,685,598)	(202,732,451)
U.S. Oil Equipment & Services	449,045,496	2,197,229	(187,562,986)	(185,365,757)
U.S. Pharmaceuticals	900,401,392	11,789,017	(153,754,006)	(141,964,989)
U.S. Real Estate	5,255,649,419	122,949,496	(432,489,251)	(309,539,755)
U.S. Regional Banks	468,463,225	1,147,706	(57,923,160)	(56,775,454)
U.S. Telecommunications	666,540,277	22,525,139	(65,055,184)	(42,530,045)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	107

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
U.S. Aerospace & Defense	$7,470,326
U.S. Broker-Dealers & Securities Exchanges	4,386,967
U.S. Healthcare Providers	4,641,496
U.S. Home Construction	14,044,546
U.S. Insurance	2,604,794
U.S. Medical Devices	7,167,925

iShares ETF	Qualified Dividend Income
U.S. Oil & Gas Exploration & Production	$7,416,953
U.S. Oil Equipment & Services	4,924,797
U.S. Pharmaceuticals	12,114,726
U.S. Real Estate	19,127,274
U.S. Regional Banks	11,430,886
U.S. Telecommunications	8,543,746

For corporate shareholders, the percentages of the income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
U.S. Aerospace & Defense	100.00%
U.S. Broker-Dealers & Securities Exchanges	100.00
U.S. Healthcare Providers	100.00
U.S. Home Construction	100.00
U.S. Insurance	100.00
U.S. Medical Devices	100.00

iShares ETF	Dividends- Received Deduction
U.S. Oil & Gas Exploration & Production	100.00%
U.S. Oil Equipment & Services	55.20
U.S. Pharmaceuticals	100.00
U.S. Regional Banks	100.00
U.S. Telecommunications	100.00

The iShares U.S. Pharmaceuticals ETF and iShares U.S. Real Estate ETF hereby designate $8,881,964 and $34,165,146, respectively, as 20% rate long-term capital gain dividends for the fiscal year ended March 31, 2016.

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Broker-Dealers & Securities Exchanges	$0.713742	$—	$—	$0.713742	100%	—%	0%	100%
U.S. Healthcare Providers	0.269123	—	—	0.269123	100	—	—	100
U.S. Insurance	0.895564	—	—	0.895564	100	—	—	100
U.S. Medical Devices	1.529097	—	—	1.529097	100	—	—	100
U.S. Oil & Gas Exploration & Production	0.993460	—	—	0.993460	100	—	—	100
U.S. Oil Equipment & Services	0.725566	—	—	0.725566	100	—	—	100
U.S. Pharmaceuticals	1.522780	1.644809	—	3.167589	48	52	—	100
U.S. Real Estate ETF	3.077767	—	0.111091	3.188858	97	—	3	100
U.S. Regional Banks	0.666932	—	—	0.666932	100	—	—	100
U.S. Telecommunications ETF	0.599771	—	—	0.599771	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares U.S. Aerospace & Defense ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5%	1	0.08

	1,319	100.00%

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,316	99.76
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares U.S. Healthcare Providers ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,316	99.76
Less than –0.5%	1	0.08

	1,319	100.00%

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Home Construction ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares U.S. Insurance ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,317	99.85%
Less than –0.5%	2	0.15

	1,319	100.00%

iShares U.S. Medical Devices ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares U.S. Oil & Gas Exploration & Production ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.15%
Between 0.5% and –0.5%	1,315	99.70
Less than –0.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Oil Equipment & Services ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares U.S. Pharmaceuticals ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5%	1	0.08

	1,319	100.00%

iShares U.S. Real Estate ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,318	99.92%
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares U.S. Regional Banks ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,316	99.77

	1,319	100.00%

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Telecommunications ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,316	99.77
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares U.S. Real Estate ETF and the iShares U.S. Regional Banks ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares U.S. Real Estate ETF in respect of the Company’s financial year ending 31 December 2015 is USD 722.14 thousand. This figure is comprised of fixed remuneration of USD 280.84 thousand and variable remuneration of USD 441.3 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares U.S. Real Estate ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 85.82 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 20.78 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares U.S. Regional Banks ETF in respect of the Company’s financial year ending 31 December 2015 is USD 109.56 thousand. This figure is comprised of fixed remuneration of USD 42.61 thousand and variable remuneration of USD 66.95 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares U.S. Regional Banks ETF in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 13.02 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 3.15 thousand.

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	115

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).
Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

116	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	117

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).	Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI (2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

118	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-311-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Mortgage Real Estate Capped ETF | REM | NYSE Arca
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 11 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.79% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a sharp decline in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented stocks during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized stocks.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.65)%	(7.64)%	(7.53)%	(7.65)%	(7.64)%	(7.53)%
5 Years	3.59%	3.60%	4.13%	19.31%	19.34%	22.44%
Since Inception	(6.23)%	(6.22)%	(2.83)%	(43.64)%	(43.63)%	(22.55)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.70	$2.43	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

The iShares Mortgage Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -7.09%, net of fees, while the total return for the Index was -7.05%.

As represented by the Index, mortgage REITs declined for the reporting period and lagged both the overall REIT sector and broader equity indexes.

Mortgage REITs invest in both commercial and residential mortgages, as well as residential mortgage-backed securities. They derive their profits from the spread between their funding costs and the interest they earn, referred to as their net interest margin. As such, they tend to be among the most interest-rate-sensitive areas of the REIT market. The group is particularly negatively affected by a flat yield curve. In order to make money in a rising interest rate environment, long-term yields must rise more rapidly than short-term rates.

Concerns about rising short-term interest rates depressed stock prices and created volatility for the group. Interest-rate volatility led to drops in the book value of mortgage REITs, which collectively traded at a sharp discount to their book value at the end of 2015, and many lowered their dividend payouts.

Several factors helped mortgage REITs to recoup a portion of declines sustained earlier in the reporting period. Employment data improved in January and February 2016, and market participants became reassured that interest rates would not rise quickly. Also, mortgage REITs offered a dividend yield in excess of 14% on average, representing an attractive yield in a low-interest rate environment.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Mortgage REITs	99.42%
Diversified REITs	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Annaly Capital Management Inc.	18.51%
American Capital Agency Corp.	12.38
Starwood Property Trust Inc.	8.52
Two Harbors Investment Corp.	5.30
New Residential Investment Corp.	4.58
Blackstone Mortgage Trust Inc. Class A	4.55
MFA Financial Inc.	4.42
Chimera Investment Corp.	4.35
Colony Capital Inc.	3.66
Invesco Mortgage Capital Inc.	2.81

TOTAL	69.08%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.61%	10.59%	10.81%	10.61%	10.59%	10.81%
5 Years	13.45%	13.44%	13.88%	87.91%	87.87%	91.52%
Since Inception	7.76%	7.72%	7.89%	94.82%	94.18%	96.81%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,140.10	$2.57	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

The iShares Residential Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 16.35%, net of fees, while the total return for the Index was 16.48%.

As represented by the Index, residential real estate investment trusts (“REITs”) delivered solid gains for the reporting period and outperformed both the overall REIT sector and broader equity indexes.

REITs as a group benefited from the generally benign economic landscape and healthy dividend yield payouts, which appealed to investors in an environment of low interest rates. Although concerns of higher interest rates drove down stock prices late in 2015, a sense among market participants that interest rates would not continue to rise quickly helped the group to rebound in the final months of the reporting period.

Residential REITs, which comprised about 47% of the Index on average, performed well during the reporting period, thanks to a healthy rental market and continued low interest rates. For the 2015 calendar year, rent growth averaged 4.8%, and occupancy averaged 95.8%.

Specialized REITs, which comprised an average of 20% of the Index during the reporting period, encompass self-storage properties. The group made the most significant contribution to Index performance, benefiting from a generally positive economic environment.

Healthcare REITs, which comprised an average of 33% of the Index, generated relatively flat results. On the positive side, the group generally continued to benefit from the Affordable Care Act, as it led to increased healthcare spending, which in turn benefited medical space rentals. An aging population also has resulted in higher demand for healthcare. However, concerns of rising interest rates dampened investor demand for healthcare REITs during the course of the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Residential REITs	46.10%
Health Care REITs	32.12
Specialized REITs	21.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Public Storage	13.06%
Equity Residential	8.82
AvalonBay Communities Inc.	8.50
Welltower Inc.	8.04
Ventas Inc.	6.91
Essex Property Trust Inc.	4.43
HCP Inc.	4.36
Extra Space Storage Inc.	4.34
UDR Inc.	4.04
Mid-America Apartment Communities Inc.	3.08

TOTAL	65.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.62%

DIVERSIFIED REITS — 0.56%
RAIT Financial Trust[a]	1,372,555	$4,309,822

		4,309,822
MORTGAGE REITS — 97.06%
AG Mortgage Investment Trust Inc.[a]	403,566	5,274,608
Altisource Residential Corp.[a]	804,639	9,655,668
American Capital Agency Corp.	4,945,984	92,143,682
American Capital Mortgage Investment Corp.[a]	756,547	11,106,110
Annaly Capital Management Inc.[a]	13,432,073	137,813,069
Anworth Mortgage Asset Corp.[a]	1,514,186	7,056,107
Apollo Commercial Real Estate Finance Inc.[a]	883,939	14,408,206
Apollo Residential Mortgage Inc.[a]	484,558	6,502,768
Arbor Realty Trust Inc.	647,866	4,386,053
Ares Commercial Real Estate Corp.	400,789	4,388,640
ARMOUR Residential REIT Inc.[a]	602,670	12,975,485
Blackstone Mortgage Trust Inc. Class Aa	1,261,789	33,891,653
Capstead Mortgage Corp.[a]	1,445,280	14,293,819
Cherry Hill Mortgage Investment Corp.	98,798	1,398,980
Chimera Investment Corp.[a]	2,382,580	32,379,262
Colony Capital Inc.[a]	1,622,408	27,207,782
CYS Investments Inc.[a]	2,296,053	18,689,871
Dynex Capital Inc.	743,922	4,947,081
Ellington Residential Mortgage REIT	98,295	1,176,591
Great Ajax Corp.	90,654	1,014,418
Hannon Armstrong Sustainable Infrastructure Capital Inc.	544,199	10,459,505
Hatteras Financial Corp.[a]	1,461,734	20,902,796
Invesco Mortgage Capital Inc.[a]	1,719,018	20,937,639
iStar Inc.[a,b]	1,148,600	11,095,476
Ladder Capital Corp.	746,793	9,297,573
MFA Financial Inc.[a]	4,803,244	32,902,221
New Residential Investment Corp.[a]	2,929,660	34,071,946
New York Mortgage Trust Inc.[a]	1,654,315	7,841,453
Newcastle Investment Corp.[a]	964,952	4,178,242
Orchid Island Capital Inc.[a]	315,695	3,273,757

Security	Shares	Value
PennyMac Mortgage Investment Trust[a,c]	1,120,452	$15,282,965
Redwood Trust Inc.[a]	1,031,185	13,487,900
Resource Capital Corp.[a]	460,624	5,182,020
Starwood Property Trust Inc.[a]	3,351,049	63,435,358
Two Harbors Investment Corp.	4,971,920	39,477,045
Western Asset Mortgage Capital Corp.[a]	624,710	6,278,336
ZAIS Financial Corp.	85,744	1,279,300

		740,093,385

TOTAL COMMON STOCKS
(Cost: $914,347,010)		744,403,207

SHORT-TERM INVESTMENTS — 14.94%

MONEY MARKET FUNDS — 14.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	108,078,414	108,078,414
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	5,489,665	5,489,665
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	326,599	326,599

		113,894,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,894,678)		113,894,678

TOTAL INVESTMENTS IN SECURITIES — 112.56%
(Cost: $1,028,241,688)		858,297,885
Other Assets, Less Liabilities — (12.56)%		(95,785,052)

NET ASSETS — 100.00%		$762,512,833

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.68%

HEALTH CARE REITS — 32.01%
Care Capital Properties Inc.	133,549	$3,584,455
CareTrust REIT Inc.	73,928	938,886
Community Healthcare Trust Inc.	10,312	190,669
HCP Inc.	532,906	17,362,077
Healthcare Realty Trust Inc.	163,041	5,036,337
Healthcare Trust of America Inc. Class A	208,136	6,123,361
LTC Properties Inc.[a]	59,946	2,711,957
Medical Properties Trust Inc.[a]	379,407	4,924,703
National Health Investors Inc.[a]	56,378	3,750,265
New Senior Investment Group Inc.	127,505	1,313,302
Omega Healthcare Investors Inc.[a]	265,388	9,368,196
Physicians Realty Trust	173,353	3,220,899
Sabra Health Care REIT Inc.[a]	103,805	2,085,442
Senior Housing Properties Trust[a]	378,207	6,766,123
Universal Health Realty Income Trust	16,970	954,563
Ventas Inc.[a]	436,517	27,483,110
Welltower Inc.[a]	461,272	31,984,600

		127,798,945
RESIDENTIAL REITS — 45.96%
American Campus Communities Inc.	207,708	9,780,970
American Homes 4 Rent Class A	305,309	4,854,413
Apartment Investment & Management Co. Class A	249,125	10,418,407
AvalonBay Communities Inc.	177,780	33,813,756
Bluerock Residential Growth REIT Inc.	31,010	337,389
Camden Property Trust	137,720	11,580,875
Colony Starwood Homes[a]	78,685	1,947,454
Education Realty Trust Inc.	100,871	4,196,234
Equity Lifestyle Properties Inc.	121,721	8,852,768
Equity Residential	467,943	35,109,763
Essex Property Trust Inc.	75,448	17,644,269
Independence Realty Trust Inc.	52,225	371,842
Mid-America Apartment Communities Inc.[a]	119,890	12,253,957
Monogram Residential Trust Inc.[a]	269,642	2,658,670
NexPoint Residential Trust Inc.	26,960	352,906
Post Properties Inc.	86,447	5,164,344
Preferred Apartment Communities Inc.[a]	35,169	445,943

Security	Shares	Value
Silver Bay Realty Trust Corp.	54,837	$814,329
Sun Communities Inc.	89,236	6,390,190
UDR Inc.[a]	417,576	16,089,203
UMH Properties Inc.[a]	38,755	384,450

		183,462,132
SPECIALIZED REITS — 21.71%
CubeSmart	280,151	9,329,028
Extra Space Storage Inc.[a]	184,951	17,285,521
National Storage Affiliates Trust[a]	36,467	773,100
Public Storage	188,341	51,950,098
Sovran Self Storage Inc.	62,204	7,336,962

		86,674,709

TOTAL COMMON STOCKS
(Cost: $339,378,994)		397,935,786

SHORT-TERM INVESTMENTS — 11.91%

MONEY MARKET FUNDS — 11.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	45,051,452	45,051,452
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,c,d]	2,288,314	2,288,314
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	200,784	200,784

		47,540,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,540,550)		47,540,550

TOTAL INVESTMENTS IN SECURITIES — 111.59%
(Cost: $386,919,544)		445,476,336
Other Assets, Less Liabilities — (11.59)%		(46,255,879)

NET ASSETS — 100.00%		$399,220,457

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$890,723,466	$339,378,994
Affiliated (Note 2)	137,518,222	47,540,550

Total cost of investments	$1,028,241,688	$386,919,544

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$729,120,242	$397,935,786
Affiliated (Note 2)	129,177,643	47,540,550

Total fair value of investments	858,297,885	445,476,336
Receivables:
Investment securities sold	1,595,698	—
Dividends and interest	18,343,977	1,239,901
Capital shares sold	58,203	—

Total Assets	878,295,763	446,716,237

LIABILITIES
Payables:
Investment securities purchased	1,261,164	—
Collateral for securities on loan (Note 1)	113,568,079	47,339,766
Capital shares redeemed	642,303	—
Investment advisory fees (Note 2)	311,384	156,014

Total Liabilities	115,782,930	47,495,780

NET ASSETS	$762,512,833	$399,220,457

Net assets consist of:
Paid-in capital	$1,077,175,481	$346,484,175
Accumulated net realized loss	(144,718,845)	(5,820,510)
Net unrealized appreciation (depreciation)	(169,943,803)	58,556,792

NET ASSETS	$762,512,833	$399,220,457

Shares outstanding[b]	78,850,000	6,050,000

Net asset value per share	$9.67	$65.99

[a]	Securities on loan with values of $112,046,063 and $46,669,343, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations

iSHARES® TRUST

March 31, 2016

	iShares Mortgage Real Estate Capped ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$84,533,647	$98,818,174
Dividends — affiliated (Note 2)	1,900,785	2,967,677
Interest — affiliated (Note 2)	1,058	134
Securities lending income — affiliated — net (Note 2)	462,442	382,017

Total investment income	86,897,932	102,168,002

EXPENSES
Investment advisory fees (Note 2)	4,261,006	6,074,132

Total expenses	4,261,006	6,074,132

Net investment income	82,636,926	96,093,870

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(64,457,961)	(57,738,135)
Investments — affiliated (Note 2)	(1,323,537)	—
In-kind redemptions — unaffiliated	(5,544,879)	38,125,314

Net realized loss	(71,326,377)	(19,612,821)

Net change in unrealized appreciation/depreciation	(106,886,479)	(10,742,798)

Net realized and unrealized loss	(178,212,856)	(30,355,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,575,930)	$65,738,251

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

March 31, 2016

	iShares Residential Real Estate Capped ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$9,773,447	$8,400,118
Interest — affiliated (Note 2)	321	18
Securities lending income — affiliated — net (Note 2)	34,987	42,360

Total investment income	9,808,755	8,442,496

EXPENSES
Investment advisory fees (Note 2)	1,349,752	1,336,215

Total expenses	1,349,752	1,336,215

Net investment income	8,459,003	7,106,281

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,608,708	(1,123,268)
In-kind redemptions — unaffiliated	17,211,787	12,838,925

Net realized gain	18,820,495	11,715,657

Net change in unrealized appreciation/depreciation	21,906,439	18,740,420

Net realized and unrealized gain	40,726,934	30,456,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,185,937	$37,562,358

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$82,636,926	$96,093,870	$124,264,426
Net realized loss	(71,326,377)	(19,612,821)	(73,407,924)
Net change in unrealized appreciation/depreciation	(106,886,479)	(10,742,798)	(152,174,236)

Net increase (decrease) in net assets resulting from operations	(95,575,930)	65,738,251	(101,317,734)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(82,636,926)	(123,415,395)	(124,264,426)
Return of capital	(20,849,608)	(31,502,078)	(40,625,330)

Total distributions to shareholders	(103,486,534)	(154,917,473)	(164,889,756)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	116,146,573	291,520,633	490,145,688
Cost of shares redeemed	(370,574,852)	(201,997,057)	(278,350,941)

Net increase (decrease) in net assets from capital share transactions	(254,428,279)	89,523,576	211,794,747

INCREASE (DECREASE) IN NET ASSETS	(453,490,743)	344,354	(54,412,743)

NET ASSETS
Beginning of period	1,216,003,576	1,215,659,222	1,270,071,965

End of period	$762,512,833	$1,216,003,576	$1,215,659,222

SHARES ISSUED AND REDEEMED
Shares sold	11,050,000	23,700,000	39,300,000
Shares redeemed	(36,900,000)	(16,550,000)	(22,400,000)

Net increase (decrease) in shares outstanding	(25,850,000)	7,150,000	16,900,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Residential Real Estate Capped ETF
	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015	Year ended April 30, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,459,003	$7,106,281	$8,028,114
Net realized gain	18,820,495	11,715,657	11,235,852
Net change in unrealized appreciation/depreciation	21,906,439	18,740,420	(35,571,081)

Net increase (decrease) in net assets resulting from operations	49,185,937	37,562,358	(16,307,115)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,920,506)	(9,092,181)	(10,353,962)
From net realized gain	(2,298,349)	—	—

Total distributions to shareholders	(13,218,855)	(9,092,181)	(10,353,962)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	144,295,852	86,814,819	68,791,945
Cost of shares redeemed	(85,392,236)	(72,231,224)	(136,261,711)

Net increase (decrease) in net assets from capital share transactions	58,903,616	14,583,595	(67,469,766)

INCREASE (DECREASE) IN NET ASSETS	94,870,698	43,053,772	(94,130,843)

NET ASSETS
Beginning of period	304,349,759	261,295,987	355,426,830

End of period	$399,220,457	$304,349,759	$261,295,987

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	1,450,000	1,350,000
Shares redeemed	(1,450,000)	(1,300,000)	(2,850,000)

Net increase (decrease) in shares outstanding	900,000	150,000	(1,500,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$11.61	$12.46	$15.75	$14.00	$15.39	$15.34

Income from investment operations:
Net investment income[b]	0.88	0.93	1.46	1.62	1.55	1.45
Net realized and unrealized gain (loss)[c]	(1.70)	(0.28)	(2.82)	1.87	(1.33)	0.07

Total from investment operations	(0.82)	0.65	(1.36)	3.49	0.22	1.52

Less distributions from:
Net investment income	(0.89)	(1.19)	(1.46)	(1.74)	(1.60)	(1.47)
Return of capital	(0.23)	(0.31)	(0.47)	—	(0.01)	—

Total distributions	(1.12)	(1.50)	(1.93)	(1.74)	(1.61)	(1.47)

Net asset value, end of period	$9.67	$11.61	$12.46	$15.75	$14.00	$15.39

Total return	(7.09)%[d]	5.42%	(7.41)%	26.63%	2.48%	10.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$762,513	$1,216,004	$1,215,659	$1,270,072	$337,352	$159,326
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	9.31%	7.59%	11.74%	10.96%	11.44%	9.58%
Portfolio turnover rate[f]	18%	42%	35%	44%	79%	63%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$59.10	$52.26	$54.68	$47.52	$44.16	$35.93

Income from investment operations:
Net investment income[b]	1.66	1.47	1.36	1.20	1.06	1.01
Net realized and unrealized gain (loss)[c]	7.76	7.25	(1.97)	7.49	3.71	8.44

Total from investment operations	9.42	8.72	(0.61)	8.69	4.77	9.45

Less distributions from:
Net investment income	(2.09)	(1.88)	(1.81)	(1.53)	(1.41)	(1.22)
Net realized gain	(0.44)	—	—	—	—	—

Total distributions	(2.53)	(1.88)	(1.81)	(1.53)	(1.41)	(1.22)

Net asset value, end of period	$65.99	$59.10	$52.26	$54.68	$47.52	$44.16

Total return	16.35%[d]	16.93%	(0.78)%	18.77%	11.19%	26.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$399,220	$304,350	$261,296	$355,427	$175,806	$103,776
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.01%	2.55%	2.74%	2.44%	2.44%	2.60%
Portfolio turnover rate[f]	17%	21%	17%	14%	28%	16%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate Capped[a]	Non-diversified
Residential Real Estate Capped[a]	Non-diversified

[a]	The Fund’s fiscal year-end changed from April 30 to March 31.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2016, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® TRUST

authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Mortgage Real Estate Capped
Barclays Capital Inc.	$12,904,114	$12,904,114	$—
BNP Paribas Prime Brokerage Inc.	4,383,110	4,383,110	—
Credit Suisse Securities (USA) LLC	6,663,523	6,663,523	—
Deutsche Bank Securities Inc.	18,119,435	18,119,435	—
Goldman Sachs & Co.	8,443,380	8,443,380	—
HSBC Bank PLC	82,980	82,472	(508)
Jefferies LLC	1,001,025	1,001,025	—
JPMorgan Clearing Corp.	17,202,694	17,202,694	—
Merrill Lynch, Pierce, Fenner & Smith	4,365,094	4,365,094	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	16,538,232	16,538,232	—
Scotia Capital (USA) Inc.	239,625	239,625	—
SG Americas Securities LLC	164,174	164,174	—
State Street Bank & Trust Company	7,584,501	7,584,501	—
UBS Securities LLC	14,354,176	14,354,176	—

	$112,046,063	$112,045,555	$(508)

Residential Real Estate Capped
Citigroup Global Markets Inc.	$9,200,309	$9,200,309	$—
Credit Suisse Securities (USA) LLC	912,620	912,620	—
Goldman Sachs & Co.	5,242,489	5,242,489	—
HSBC Bank PLC	104,052	104,052	—
Merrill Lynch, Pierce, Fenner & Smith	2,960,744	2,960,744	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	15,187,495	15,187,495	—
State Street Bank & Trust Company	8,469,190	8,469,190	—
UBS Securities LLC	4,592,444	4,592,444	—

	$46,669,343	$46,669,343	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the period ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate Capped	$226,279
Residential Real Estate Capped	18,766

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the period ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$20,441,961	$8,488,718
Residential Real Estate Capped	5,939,728	14,787,245

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	1,226,313	—	(105,861)	1,120,452	$15,282,965	$1,900,785	$(1,323,537)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$171,940,412	$197,171,619
Residential Real Estate Capped	51,726,917	52,439,766

In-kind transactions (see Note 4) for the period ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate Capped	$112,504,731	$358,884,040
Residential Real Estate Capped	143,042,944	81,100,529

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Mortgage Real Estate Capped	$(72,873,990)	$—	$72,873,990
Residential Real Estate Capped	13,854,878	2,461,503	(16,316,381)

The tax character of distributions paid during the period ended March 31, 2016 and the years ended April 30, 2015 and April 30, 2014 were as follows:

iShares ETF	Period ended March 31, 2016	Year ended April 30, 2015	Year ended April 30, 2014
Mortgage Real Estate Capped
Ordinary income	$82,636,926	$123,415,395	$124,264,426
Return of capital	20,849,608	31,502,078	40,625,330

	$103,486,534	$154,917,473	$164,889,756

Residential Real Estate Capped
Long-term capital gain	$2,298,349	$—	$—
Ordinary income	10,920,506	9,092,181	10,353,962

	$13,218,855	$9,092,181	$10,353,962

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Mortgage Real Estate Capped	$(55,433,736)	$(249,689,073)	$(9,539,839)	$(314,662,648)
Residential Real Estate Capped	—	52,736,282	—	52,736,282

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Mortgage Real Estate Capped	$35,956,195	$4,187,735	$15,084,868	$204,938	$55,433,736

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the period ended March 31, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Residential Real Estate Capped	$2,248,846

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate Capped	$1,107,986,958	$34,446,900	$(284,135,973)	$(249,689,073)
Residential Real Estate Capped	392,740,054	65,378,378	(12,642,096)	52,736,282

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Mortgage Real Estate Capped ETF and iShares Residential Real Estate Capped ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Mortgage Real Estate Capped	$8,207,901
Residential Real Estate Capped	1,098,386

The iShares Residential Real Estate Capped ETF hereby designates $2,298,349 as 20% rate long-term capital gain dividends for the fiscal year ended March 31, 2016.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Mortgage Real Estate Capped	$1.118395	$—	$0.001105	$1.119500	100%	—%	0%[a]		100%
Residential Real Estate Capped	2.525032	—	0.000275	2.525307	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	31

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Mortgage Real Estate Capped ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,318	99.92

	1,319	100.00%

iShares Residential Real Estate Capped ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.23%
Between 0.5% and –0.5%	1,316	99.77

	1,319	100.00%

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	33

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-312-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares North American Natural Resources ETF | IGE | NYSE Arca
➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | NYSE Arca
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

The U.S. equity market declined fractionally for the 12 months ended March 31, 2016 (the “reporting period”). The Russell 3000® Index, a broad U.S. equity index, returned -0.34% for the reporting period.

The relatively flat U.S. equity market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. In the first quarter of 2016, modest consumer spending and weak global growth signaled that the economic slowdown had extended into the New Year. Employment growth was consistently robust during the reporting period, sending the unemployment rate down to an eight-year low. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices. In that environment, overall corporate earnings growth was relatively flat, reflecting intense competition for marginal demand.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling commodities prices, including a decline of 26% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Stocks generally followed the contours of the economy for the reporting period, as gains in the first half of the reporting period faded amid volatility in the second half of the reporting period. In the slow growth environment, investors generally bid up stocks with higher growth rates, contributing to the outperformance of growth-oriented stocks over value-oriented equities during the reporting period. A relatively small number of large companies led the broad market, which meant the largest U.S. stocks outperformed small and mid-sized equities.

The economic uncertainty in the second half of the reporting period led to periods of risk aversion and negative performance. Slowing growth in China sent the first shockwave through global markets in August 2015, followed by fear of defaults by commodity-related companies in early 2016. That led to broad-based risk aversion, which drove sector performance for the reporting period. Energy stocks were the worst performing sector, as a supply glut in oil and gas drove down energy prices. Similarly, commodity-related stocks in various sectors struggled due to weakness in commodities prices.

Overall, some of the most economically sensitive sectors — financials and materials — delivered disappointing results, while some of the least economically sensitive sectors — telecommunication services, utilities, and consumer staples — posted positive returns. The healthcare sector, which had been buoyed by a virtuous cycle of innovation, growth, and acquisition, declined as investors took profits when pharmaceuticals pricing came under scrutiny. However, investors’ appetite for faster growth helped the information technology sector as many companies in the sector continued to deliver robust earnings growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(24.09)%	(24.07)%	(23.90)%	(24.09)%	(24.07)%	(23.90)%
5 Years	21.28%	21.27%	21.58%	162.34%	162.26%	165.60%
10 Years	12.42%	12.42%	12.70%	222.37%	222.43%	230.63%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$861.50	$2.19	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -24.09%, net of fees, while the total return for the Index was -23.90%.

Biotechnology stocks, as represented by the Index, posted a negative return for the reporting period, widely underperforming the broad U.S. equity market. As a group, biotechnology stocks were driven lower in part by concerns about overly rich stock valuations, U.S. political rhetoric about expensive drug prices, and some disappointing clinical trials. The decline in U.S. biotechnology stock prices comes on the heels of a recently robust period for the industry, as Index results ended in solid gains for the prior fiscal year ended March 31, 2015.

The significant reversal among U.S. biotechnology stocks was partially attributable to the big run-up in stock prices that occurred over the past several years, which more recently began to cause worries among investors that stock prices in the biotechnology and pharmaceutical subsectors could be overvalued. The slump also came partially in response to political claims of “price gouging” in the market for prescription drugs, which worried investors about the potential for price regulations. Further pressuring the stock prices of many biotechnology and pharmaceutical companies was the backlash from public and private healthcare insurers about high drug costs. The potential loss of revenue for biotechnology and pharmaceuticals companies with expiring patents on prescription drugs also contributed to investors’ cooling interest in these stocks.

Despite these headwinds and the broad-based sell-off in healthcare sector stocks, merger and acquisition activity among biotechnology and pharmaceuticals companies remained strong during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Biotechnology	77.81%
Pharmaceuticals	14.52
Life Sciences Tools & Services	7.55
Health Care Supplies	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Amgen Inc.	8.24%
Gilead Sciences Inc.	8.24
Biogen Inc.	7.85
Celgene Corp.	7.77
Regeneron Pharmaceuticals Inc.	7.06
Illumina Inc.	4.22
Mylan NV	4.02
Alexion Pharmaceuticals Inc.	3.87
Vertex Pharmaceuticals Inc.	3.64
Incyte Corp.	2.76

TOTAL	57.67%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.59)%	(18.57)%	(18.30)%	(18.59)%	(18.57)%	(18.30)%
5 Years	(7.04)%	(7.04)%	(6.61)%	(30.59)%	(30.57)%	(28.98)%
10 Years	0.76%	0.75%	1.22%	7.84%	7.73%	12.93%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.30	$2.45	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -7.96%, net of fees, while the total return for the Index was -7.74%.

As represented by the Index, North American natural resources stocks declined for the reporting period, lagging broader equity indexes.

Natural resources stocks faced an uneven economic environment during the reporting period. The price of oil continued to plummet during the reporting period, dipping below $27 per barrel on February 11, 2016, its lowest level since 2003, and falling more than 70% since June 2014. Natural gas prices also continued to decline, losing more than 30% in the reporting period.

Several factors contributed to a global oil supply glut during the reporting period, including higher production capacity and efficiency in the U.S., elevated international production, and Iran’s reentry into the global oil market. On the demand side, tepid global growth meant modest energy consumption.

Energy companies, which accounted for an average of 84% of the Index, detracted significantly from Index performance during the reporting period. Smaller independent oil and gas producers were hit hard, as were oil equipment and services companies, while the larger integrated oil and gas companies announced payroll cuts and other cost cutting measures in attempts to preserve earnings levels.

Materials companies, which represented an average of 16% of the Index, detracted from Index performance. Notably, the economic slowdown in China significantly dampened demand and prices for raw materials and stunted prices for commodities.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	65.87%
Energy Equipment & Services	16.01
Metals & Mining	8.81
Containers & Packaging	6.84
Construction Materials	2.02
Paper & Forest Products	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	7.38%
Chevron Corp.	7.37
Schlumberger Ltd.	6.72
Occidental Petroleum Corp.	3.80
ConocoPhillips	3.62
Suncor Energy Inc.	3.20
Phillips 66	2.95
EOG Resources Inc.	2.90
Kinder Morgan Inc./DE	2.37
Halliburton Co.	2.23

TOTAL	42.54%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.32%	8.34%	8.79%	8.32%	8.34%	8.79%
5 Years	12.91%	12.89%	13.41%	83.49%	83.38%	87.65%
10 Years	9.06%	9.05%	9.54%	138.05%	137.78%	148.77%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.90	$2.53	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH ETF

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 3.51%, net of fees, while the total return for the Index was 3.81%.

As represented by the Index, North American technology stocks posted positive returns for the reporting period. Technology stocks outperformed the broad U.S. equity market in a volatile period that began with a sharp decline in August before rising through the end of 2015, only to endure yet another sell-off and rebound in the first quarter of 2016.

Within the Index, software and services firms contributed the most to performance, led by systems software and internet software and services companies. Semiconductor stocks also contributed meaningfully to Index returns. IT services companies and internet retailers were additional sources of strength. At the other end of the spectrum, technology hardware, storage, and peripherals companies detracted the most from Index performance. Stocks in the communications equipment industry also declined.

Technology sector profit growth was generally solid through the fourth quarter of 2015 (the latest quarter for which data are available). This profitability was driven by a number of secular trends evident across the sector, including digital advertising and cloud computing, to name just two prominent sources of growth. Relatively healthy profits also helped valuations, with technology stocks among the most attractive sectors when looking at price relative to estimates of long-term growth potential as of March 2016. Nevertheless, those technology companies trading at high valuations were particularly vulnerable to earnings disappointments, with a number of high-profile firms experiencing sharp declines in their stock prices.

In addition, the initial public offering market for tech stocks in the U.S., another measure of the health of the sector, endured a difficult stretch. The volatility in financial markets meant investor appetite for newly minted technology companies cooled notably during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Software	20.18%
IT Services	18.47
Internet Software & Services	17.76
Semiconductors & Semiconductor Equipment	13.37
Technology Hardware, Storage & Peripherals	12.54
Internet & Catalog Retail	8.49
Communications Equipment	5.44
Electronic Equipment, Instruments & Components	3.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Apple Inc.	8.66%
Microsoft Corp.	8.53
Facebook Inc. Class A	6.11
Amazon.com Inc.	5.35
Alphabet Inc. Class A	4.21
Alphabet Inc. Class C	4.18
Intel Corp.	3.57
Visa Inc. Class A	3.43
Cisco Systems Inc.	3.34
International Business Machines Corp.	3.12

TOTAL	50.50%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.10)%	(2.13)%	(1.74)%	(2.10)%	(2.13)%	(1.74)%
5 Years	1.50%	1.50%	1.79%	7.74%	7.71%	9.25%
10 Years	0.58%	0.56%	1.12%	5.91%	5.70%	11.81%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.50	$2.43	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -6.54%, net of fees, while the total return for the Index was -6.33%.

As represented by the Index, North American multimedia and networking technology stocks posted negative returns for the reporting period. Multimedia and networking stocks underperformed the broad U.S. equity market in a difficult period that began with a sharp decline in August and another in early 2016 before a modest recovery over much of February and March.

Looking at the broader technology sector, performance was mixed, as profits generally increased, which helped valuations, particularly in the wake of the early 2016 broad equity market sell-off. Nevertheless, those technology companies trading at high valuations were particularly vulnerable to earnings disappointments, with a number of high-profile firms experiencing sharp declines in their stock prices. In addition, the initial public offering market for technology stocks in the U.S., another measure of the health of the sector, endured a difficult stretch. The volatility in financial markets meant investor appetite for newly minted technology companies cooled notably during the reporting period.

Within the narrower multimedia and networking sector, communications equipment firms detracted the most from Index performance. Networking chip companies struggled with intense competition and pricing pressure cannibalizing the chip market, as well as concerns about rising regulatory costs.

In addition, a number of these companies sell into Chinese and South Korean markets, on the one hand, and into domestic enterprise markets, on the other hand. These companies suffered from concerns about slower economic growth in Asia and fears that enterprise spending would decline in the U.S.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Communications Equipment	92.01%
Semiconductors	7.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Palo Alto Networks Inc.	8.79%
Motorola Solutions Inc.	8.64
Cisco Systems Inc.	8.45
QUALCOMM Inc.	7.99
Harris Corp.	7.95
F5 Networks Inc.	4.63
CommScope Holding Co. Inc.	4.53
Brocade Communications Systems Inc.	4.48
Juniper Networks Inc.	4.34
ARRIS International PLC	4.25

TOTAL	64.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.74%	5.78%	6.26%	5.74%	5.78%	6.26%
5 Years	10.64%	10.63%	11.11%	65.77%	65.72%	69.36%
10 Years	9.49%	9.47%	9.93%	147.54%	147.10%	157.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.70	$2.49	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was -0.86%, net of fees, while the total return for the Index was -0.53%.

As represented by the Index, North American software stocks posted a slightly negative return for the reporting period. Software stocks held up better than the broad U.S. equity market in what was a difficult period that began with a sharp decline in August and another in early 2016 before a modest recovery over much of February and March.

Looking at the broader technology sector, performance was mixed, as profits generally increased, which helped valuations, particularly in the wake of the early 2016 broad equity market sell-off. Nevertheless, those technology companies trading at high valuations were particularly vulnerable to earnings disappointments, with a number of high-profile firms experiencing sharp declines in their stock prices. In addition, the initial public offering market for technology stocks in the U.S., another measure of the health of the sector, endured a difficult stretch. The volatility in financial markets meant investor appetite for newly minted technology companies cooled notably during the reporting period.

Within the narrower software sector, companies in the systems software industry detracted the most from Index performance. Both the home entertainment software and application software industries contributed to performance. The wide range of performance of the companies in the Index reflects both the opportunity and competition in the software segment at present. On the one hand, companies are under intense pressure as changing consumer preferences, corporate computing practices, and new product innovations challenge existing lines of business and require capital spending to fund growth. On the other hand, these companies are profiting from addressing sizable new opportunities in both consumer and corporate markets.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Application Software	56.47%
Systems Software	33.69
Home Entertainment Software	9.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Adobe Systems Inc.	8.87%
Oracle Corp.	8.62
Microsoft Corp.	8.51
salesforce.com inc.	8.38
Intuit Inc.	6.33
Electronic Arts Inc.	4.59
Activision Blizzard Inc.	4.09
Red Hat Inc.	3.24
Autodesk Inc.	3.13
Citrix Systems Inc.	2.88

TOTAL	58.64%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.22)%	(1.20)%	(0.73)%	(1.22)%	(1.20)%	(0.73)%
5 Years	10.58%	10.57%	11.04%	65.31%	65.29%	68.85%
10 Years	4.54%	4.51%	4.94%	55.89%	55.50%	62.00%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,130.80	$2.56	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 to March 31, 2016 (the “reporting period”), the total return for the Fund was 5.84%, net of fees, while the total return for the Index was 6.17%.

As represented by the Index, U.S. semiconductor stocks posted positive returns for the reporting period. Semiconductor stocks outperformed the broad U.S. equity market in a volatile period that began with a sharp decline in August before rising through the end of 2015, only to endure yet another sell-off and rebound in the first quarter of 2016.

Looking at the broader technology sector, performance was mixed, as profits generally increased, which helped valuations, particularly in the wake of the early 2016 broad equity market sell-off. Nevertheless, those technology companies trading at high valuations were particularly vulnerable to earnings disappointments, with a number of high-profile firms experiencing sharp declines in their stock prices. In addition, the initial public offering market for technology stocks in the U.S., another measure of the health of the sector, endured a difficult stretch. The volatility in financial markets meant investor appetite for newly minted technology companies cooled notably during the reporting period.

Within the narrower semiconductor sector, chip makers benefited from a series of new deals to supply the growing demand for semiconductors for use in smartphone, automotive, data center, and other industrial applications. Despite these positive factors, the semiconductor market was also characterized by intense competition and pricing pressure, as well as concerns about rising regulatory costs. In addition, a number of these companies sell into Chinese, South Korean, and Taiwanese markets, on the one hand, and into domestic enterprise markets, on the other hand. These companies suffered from concerns about slower economic growth in Asia and fears that enterprise spending would decline in the U.S.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Semiconductors	87.49%
Semiconductor Equipment	11.75
Communications Equipment	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Broadcom Ltd.	8.48%
Intel Corp.	8.04
Texas Instruments Inc.	7.97
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.63
QUALCOMM Inc.	7.41
Skyworks Solutions Inc.	4.31
NXP Semiconductors NV	4.19
NVIDIA Corp.	4.18
Lam Research Corp.	4.15
Applied Materials Inc.	4.13

TOTAL	60.49%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

BIOTECHNOLOGY — 77.78%
ACADIA Pharmaceuticals Inc.[a,b]	1,465,983	$40,988,885
Acceleron Pharma Inc.[a,b]	483,851	12,768,828
Achillion Pharmaceuticals Inc.[a,b]	1,781,222	13,751,034
Acorda Therapeutics Inc.[a,b]	594,797	15,732,381
Adamas Pharmaceuticals Inc.[a,b]	277,049	4,006,129
Aduro Biotech Inc.[a,b]	825,822	10,578,780
Aegerion Pharmaceuticals Inc.[a,b]	374,902	1,387,137
Affimed NVa,b	431,148	1,612,493
Agios Pharmaceuticals Inc.[a,b]	492,422	19,992,333
Akebia Therapeutics Inc.[a,b]	488,064	4,397,457
Alder Biopharmaceuticals Inc.[a,b]	570,235	13,965,055
Alexion Pharmaceuticals Inc.[a]	1,773,767	246,943,842
Alkermes PLC[a]	1,959,672	67,001,186
Alnylam Pharmaceuticals Inc.[a,b]	1,106,810	69,474,464
AMAG Pharmaceuticals Inc.[a,b]	454,139	10,626,853
Amarin Corp. PLC ADR[a,b]	2,293,101	3,508,445
Amgen Inc.	3,510,537	526,334,812
Amicus Therapeutics Inc.[a,b]	1,632,401	13,793,788
Anacor Pharmaceuticals Inc.[a,b]	583,631	31,195,077
Anthera Pharmaceuticals Inc.[a,b]	516,865	1,871,051
Applied Genetic Technologies Corp./DEa,b	233,426	3,263,295
Aquinox Pharmaceuticals Inc.[a,b]	223,083	1,967,592
Ardelyx Inc.[a,b]	447,657	3,478,295
Arena Pharmaceuticals Inc.[a,b]	3,143,550	6,192,793
ARIAD Pharmaceuticals Inc.[a,b]	2,476,584	15,825,372
Array BioPharma Inc.[a,b]	1,855,003	5,472,259
Arrowhead Research Corp.[a,b]	771,601	3,719,117
Atara Biotherapeutics Inc.[a,b]	370,520	7,050,996

Security	Shares	Value
aTyr Pharma Inc.[a,b]	306,558	$1,207,839
Avalanche Biotechnologies Inc.[a,b]	333,715	1,725,307
Bellicum Pharmaceuticals Inc.[a,b]	343,028	3,207,312
BioCryst Pharmaceuticals Inc.[a,b]	953,389	2,698,091
Biogen Inc.[a]	1,925,373	501,213,099
BioMarin Pharmaceutical Inc.[a,b]	2,100,467	173,246,518
Bluebird Bio Inc.[a,b]	479,929	20,396,982
Blueprint Medicines Corp.[a,b]	350,678	6,329,738
Cara Therapeutics Inc.[a,b]	352,777	2,194,273
Celgene Corp.[a]	4,953,683	495,814,131
Celldex Therapeutics Inc.[a,b]	1,277,628	4,829,434
ChemoCentryx Inc.[a,b]	571,777	1,423,725
Chiasma Inc.[a,b]	310,015	2,839,737
Chimerix Inc.[a,b]	597,906	3,055,300
China Biologic Products Inc.[a,b]	345,827	39,590,275
Clovis Oncology Inc.[a,b]	501,406	9,626,995
Coherus Biosciences Inc.[a,b]	510,901	10,846,428
Concert Pharmaceuticals Inc.[a,b]	285,865	3,904,916
Curis Inc.[a,b]	1,671,167	2,690,579
DBV Technologies SA ADR[a]	307,467	10,008,051
Dicerna Pharmaceuticals Inc.[a,b]	267,604	1,434,357
Eagle Pharmaceuticals Inc./DEa,b	204,826	8,295,453
Enanta Pharmaceuticals Inc.[a,b]	244,861	7,191,568
Epizyme Inc.[a,b]	747,203	9,056,100
Esperion Therapeutics Inc.[a,b]	291,642	4,931,666
Exelixis Inc.[a,b]	2,977,823	11,911,292
FibroGen Inc.[a,b]	807,947	17,201,192
Five Prime Therapeutics Inc.[a,b]	358,395	14,561,589
Flexion Therapeutics Inc.[a,b]	278,855	2,565,466
Foundation Medicine Inc.[a,b]	445,838	8,105,335
Genomic Health Inc.[a,b]	425,156	10,531,114
Geron Corp.[a,b]	2,047,793	5,979,556
Gilead Sciences Inc.	5,724,689	525,869,932
Grifols SA ADR	1,971,950	30,506,066

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2016

Security	Shares	Value
Halozyme Therapeutics Inc.[a,b]	1,680,783	$15,917,015
Immune Design Corp.[a,b]	260,894	3,391,622
ImmunoGen Inc.[a,b]	1,138,769	9,702,312
Immunomedics Inc.[a,b]	1,226,518	3,066,295
Incyte Corp.[a,b]	2,433,349	176,344,802
Infinity Pharmaceuticals Inc.[a,b]	638,647	3,365,670
Inotek Pharmaceuticals Corp.[a]	342,158	2,531,969
Inovio Pharmaceuticals Inc.[a,b]	934,205	8,136,926
Insmed Inc.[a]	808,567	10,244,544
Insys Therapeutics Inc.[a,b]	931,584	14,896,028
Intercept Pharmaceuticals Inc.[a,b]	317,396	40,775,864
Ionis Pharmaceuticals Inc.[a,b]	1,568,598	63,528,219
Ironwood Pharmaceuticals Inc.[a,b]	1,658,635	18,145,467
Juno Therapeutics Inc.[a,b]	1,352,859	51,530,399
Karyopharm Therapeutics Inc.[a,b]	462,570	4,126,124
Kite Pharma Inc.[a,b]	635,790	29,189,119
Lexicon Pharmaceuticals Inc.[a,b]	1,349,203	16,122,976
Ligand Pharmaceuticals Inc.[a,b]	270,451	28,962,598
Lion Biotechnologies Inc.[a,b]	619,068	3,144,865
MacroGenics Inc.[a]	452,562	8,485,537
MannKind Corp.[a,b]	5,598,112	9,012,960
Medivation Inc.[a]	2,134,975	98,166,150
Merrimack Pharmaceuticals Inc.[a,b]	1,513,885	12,671,217
Momenta Pharmaceuticals Inc.[a,b]	905,757	8,369,195
Myriad Genetics Inc.[a,b]	926,971	34,696,525
NantKwest Inc.[a,b]	1,062,796	8,736,183
Neurocrine Biosciences Inc.[a,b]	1,124,179	44,461,279
NewLink Genetics Corp.[a,b]	373,455	6,796,881
Novavax Inc.[a,b]	3,516,900	18,147,204
OncoMed Pharmaceuticals Inc.[a,b]	389,763	3,940,504
Oncothyreon Inc.[a,b]	1,238,101	1,572,388
Ophthotech Corp.[a,b]	458,454	19,378,851

Security	Shares	Value
Osiris Therapeutics Inc.[b]	446,190	$2,547,745
Otonomy Inc.[a,b]	387,803	5,786,021
OvaScience Inc.[a,b]	353,677	3,356,395
PDL BioPharma Inc.	2,125,936	7,079,367
Portola Pharmaceuticals Inc.[a,b]	731,467	14,921,927
Progenics Pharmaceuticals Inc.[a,b]	903,626	3,939,809
Pronai Therapeutics Inc.[a]	389,075	2,622,365
Prothena Corp. PLC[a,b]	445,990	18,356,948
PTC Therapeutics Inc.[a,b]	443,803	2,858,091
Radius Health Inc.[a,b]	559,647	17,595,302
Raptor Pharmaceutical Corp.[a,b]	1,103,365	5,075,479
Regeneron Pharmaceuticals Inc.[a,b]	1,250,648	450,783,565
Regulus Therapeutics Inc.[a,b]	682,081	4,726,821
Repligen Corp.[a,b]	431,440	11,571,221
Retrophin Inc.[a,b]	472,361	6,452,451
Rigel Pharmaceuticals Inc.[a,b]	1,145,884	2,383,439
Sage Therapeutics Inc.[a,b]	417,569	13,387,262
Sangamo BioSciences Inc.[a,b]	910,697	5,509,717
Sarepta Therapeutics Inc.[a,b]	596,053	11,634,955
Seattle Genetics Inc.[a,b]	1,819,161	63,834,359
Seres Therapeutics Inc.[a,b]	509,266	13,526,105
Spark Therapeutics Inc.[a,b]	352,191	10,393,156
Spectrum Pharmaceuticals Inc.[a,b]	882,069	5,609,959
Synergy Pharmaceuticals Inc.[a,b]	1,471,570	4,061,533
TESARO Inc.[a,b]	523,332	23,042,308
Tokai Pharmaceuticals Inc.[a,b]	292,789	1,642,546
Trevena Inc.[a,b]	657,293	5,435,813
Ultragenyx Pharmaceutical Inc.[a,b]	507,715	32,143,437
uniQure NVa,b	294,118	3,494,122
United Therapeutics Corp.[a,b]	589,593	65,698,348
Vanda Pharmaceuticals Inc.[a]	557,834	4,663,492
Versartis Inc.[a]	380,189	3,049,116
Vertex Pharmaceuticals Inc.[a,b]	2,921,357	232,218,668
Vitae Pharmaceuticals Inc.[a,b]	283,364	1,878,703
Vital Therapies Inc.[a,b]	393,748	3,571,294
XBiotech Inc.[a,b]	416,444	3,935,396
Xencor Inc.[a,b]	523,781	7,029,141

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2016

Security	Shares	Value
Zafgen Inc.[a,b]	352,735	$2,356,270

		4,967,619,499
HEALTH CARE EQUIPMENT & SUPPLIES — 0.12%
Cerus Corp.[a,b]	1,257,081	7,454,490

		7,454,490
LIFE SCIENCES TOOLS & SERVICES — 7.54%
Albany Molecular Research Inc.[a,b]	459,455	7,025,067
Bio-Techne Corp.	483,531	45,703,350
Compugen Ltd.[a,b]	653,230	3,645,023
Illumina Inc.[a,b]	1,662,310	269,477,074
INC Research Holdings Inc.[a,b]	701,860	28,923,651
Luminex Corp.[a,b]	563,435	10,930,639
NanoString Technologies Inc.[a,b]	252,435	3,842,061
Pacific Biosciences of California Inc.[a,b]	1,045,540	8,887,090
PRA Health Sciences Inc.[a,b]	784,605	33,549,710
QIAGEN NVa	3,029,657	67,682,537
Sequenom Inc.[a,b]	1,535,572	2,165,157

		481,831,359
PHARMACEUTICALS — 14.52%
Aerie Pharmaceuticals Inc.[a,b]	341,269	4,149,831
Akorn Inc.[a,b]	1,490,077	35,061,512
Alcobra Ltd.[a,b]	354,614	1,343,987
Amphastar Pharmaceuticals Inc.[a,b]	582,619	6,991,428
ANI Pharmaceuticals Inc.[a,b]	148,195	4,988,244
Aratana Therapeutics Inc.[a,b]	453,413	2,502,840
Cempra Inc.[a,b]	628,369	11,009,025
Collegium Pharmaceutical Inc.[a,b]	304,001	5,517,618
Concordia Healthcare Corp.[a,b]	663,563	16,987,213
Depomed Inc.[a,b]	701,917	9,777,704
Dermira Inc.[a,b]	391,942	8,105,360
DURECT Corp.[a,b]	1,561,756	2,108,371
Egalet Corp.[a,b]	324,194	2,223,971
Endo International PLC[a]	2,888,548	81,312,626
Endocyte Inc.[a,b]	543,736	1,685,582
Flamel Technologies SA ADR[a]	520,773	5,749,334
Flex Pharma Inc.[a,b]	232,202	2,547,256

Security	Shares	Value
Foamix Pharmaceuticals Ltd.[a,b]	395,500	$2,578,660
GW Pharmaceuticals PLC ADR[a]	199,247	14,375,671
Horizon Pharma PLC[a,b]	2,081,774	34,494,995
Impax Laboratories Inc.[a,b]	944,945	30,257,139
Innoviva Inc.[b]	1,485,853	18,706,889
Jazz Pharmaceuticals PLC[a]	795,362	103,834,509
KemPharm Inc.[a]	187,298	2,715,821
Medicines Co. (The)[a,b]	903,896	28,716,776
Mylan NVa	5,541,277	256,838,189
Nektar Therapeutics[a,b]	1,734,568	23,850,310
Neos Therapeutics Inc.[a,b]	206,630	2,229,538
Neuroderm Ltd.[a,b]	278,702	3,935,272
Ocular Therapeutix Inc.[a,b]	320,462	3,095,663
Omeros Corp.[a,b]	491,377	7,537,723
Orexigen Therapeutics Inc.[a,b]	1,899,045	1,068,593
Pacira Pharmaceuticals Inc./DEa,b	481,381	25,503,565
Relypsa Inc.[a,b]	567,131	7,684,625
Revance Therapeutics Inc.[a,b]	363,184	6,341,193
Sagent Pharmaceuticals Inc.[a,b]	424,359	5,164,449
SciClone Pharmaceuticals Inc.[a,b]	639,048	7,029,528
Shire PLC ADR[b]	591,458	101,671,630
Sucampo Pharmaceuticals Inc. Class Aa,b	586,503	6,410,478
Supernus Pharmaceuticals Inc.[a]	639,543	9,753,031
Teligent Inc.[a,b]	684,304	3,353,089
Tetraphase Pharmaceuticals Inc.[a,b]	474,053	2,194,865
Theravance Biopharma Inc.[a,b]	495,161	9,309,027
XenoPort Inc.[a,b]	821,361	3,704,338
Zogenix Inc.[a,b]	320,443	2,960,893

		927,378,361

TOTAL COMMON STOCKS
(Cost: $8,923,475,213)		6,384,283,709

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 18.08%

MONEY MARKET FUNDS — 18.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,093,231,025	$1,093,231,025
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	55,528,869	55,528,869
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	5,949,085	5,949,085

		1,154,708,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,154,708,979)		1,154,708,979

TOTAL INVESTMENTS IN SECURITIES — 118.04%
(Cost: $10,078,184,192)		7,538,992,688
Other Assets, Less Liabilities — (18.04)%		(1,151,960,479)

NET ASSETS — 100.00%		$6,387,032,209

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

CONSTRUCTION MATERIALS — 2.01%
Eagle Materials Inc.	36,997	$2,593,860
Martin Marietta Materials Inc.	48,243	7,695,241
Vulcan Materials Co.	99,872	10,543,487

		20,832,588
CONTAINERS & PACKAGING — 6.82%
AptarGroup Inc.	46,991	3,684,564
Avery Dennison Corp.	66,989	4,830,577
Ball Corp.	106,265	7,575,632
Bemis Co. Inc.	70,838	3,667,992
Berry Plastics Group Inc.[a,b]	90,342	3,265,863
Crown Holdings Inc.[a]	104,463	5,180,320
Graphic Packaging Holding Co.	244,802	3,145,706
Greif Inc. Class A	19,138	626,769
International Paper Co.	308,309	12,653,001
Owens-Illinois Inc.[a]	120,359	1,920,930
Packaging Corp. of America	70,539	4,260,556
Sealed Air Corp.	146,970	7,056,030
Silgan Holdings Inc.	30,568	1,625,300
Sonoco Products Co.	75,512	3,667,618
WestRock Co.	190,185	7,422,920

		70,583,778
ENERGY EQUIPMENT & SERVICES — 15.98%
Baker Hughes Inc.	328,323	14,390,397
Cameron International Corp.[a]	143,677	9,633,543
Core Laboratories NV	31,677	3,560,812
Diamond Offshore Drilling Inc.	48,044	1,043,996
Dril-Quip Inc.[a,b]	28,322	1,715,180
Ensco PLC Class Ab	176,130	1,826,468
FMC Technologies Inc.[a]	169,957	4,650,023
Forum Energy Technologies Inc.[a,b]	48,013	633,772
Frank’s International NV	26,239	432,419
Halliburton Co.	643,619	22,990,071
Helmerich & Payne Inc.	80,923	4,751,799
Nabors Industries Ltd.	210,694	1,938,385
National Oilwell Varco Inc.	281,799	8,763,949
Noble Corp. PLC	183,308	1,897,238
Oceaneering International Inc.	73,664	2,448,591
Oil States International Inc.[a,b]	38,842	1,224,300
Patterson-UTI Energy Inc.	109,717	1,933,213
Precision Drilling Corp.	218,893	919,351

Security	Shares	Value
Rowan Companies PLC Class A	93,961	$1,512,772
RPC Inc.[b]	45,523	645,516
Schlumberger Ltd.	939,712	69,303,760
Superior Energy Services Inc.	113,008	1,513,177
Transocean Ltd.[b]	257,696	2,355,341
Weatherford International PLC[a,b]	658,990	5,126,942

		165,211,015
METALS & MINING — 8.80%
Agnico Eagle Mines Ltd.	164,230	5,938,557
Alcoa Inc.	985,952	9,445,420
Barrick Gold Corp.	873,644	11,864,085
Compass Minerals International Inc.	25,153	1,782,342
Eldorado Gold Corp.	543,634	1,717,883
Franco-Nevada Corp.	132,938	8,159,734
Freeport-McMoRan Inc.[b]	938,713	9,706,292
Goldcorp Inc.	622,634	10,105,350
Kinross Gold Corp.[a]	918,497	3,122,890
New Gold Inc.[a]	380,156	1,417,982
Newmont Mining Corp.	396,798	10,546,891
Pan American Silver Corp.	113,101	1,229,408
Royal Gold Inc.	48,828	2,504,388
Silver Wheaton Corp.	302,451	5,014,638
Tahoe Resources Inc.	171,705	1,722,201
Teck Resources Ltd. Class Bb	349,974	2,663,302
Turquoise Hill Resources Ltd.[a]	737,759	1,873,908
Yamana Gold Inc.	712,972	2,167,435

		90,982,706
OIL, GAS & CONSUMABLE FUELS — 65.75%
Anadarko Petroleum Corp.	381,249	17,754,766
Antero Resources Corp.[a,b]	58,117	1,445,370
Apache Corp.	283,664	13,845,640
Cabot Oil & Gas Corp.	343,484	7,800,522
California Resources Corp.	285,797	294,371
Cameco Corp.	296,113	3,802,091
Canadian Natural Resources Ltd.	820,844	22,162,788
Carrizo Oil & Gas Inc.[a,b]	40,940	1,265,865
Cenovus Energy Inc.	624,784	8,122,192
Cheniere Energy Inc.[a]	176,701	5,977,795
Chesapeake Energy Corp.[b]	386,437	1,592,120
Chevron Corp.	797,627	76,093,616
Cimarex Energy Co.	71,105	6,916,383
Cobalt International Energy Inc.[a,b]	252,955	751,276

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2016

Security	Shares	Value
Columbia Pipeline Group Inc.	299,829	$7,525,708
Concho Resources Inc.[a,b]	96,837	9,784,410
ConocoPhillips	926,949	37,328,236
CONSOL Energy Inc.[b]	172,431	1,946,746
Continental Resources Inc./OKa,b	61,771	1,875,368
Crescent Point Energy Corp.	379,107	5,246,841
CVR Energy Inc.	11,661	304,352
Denbury Resources Inc.	262,082	581,822
Devon Energy Corp.	382,652	10,499,971
Diamondback Energy Inc.[a,b]	53,441	4,124,576
Encana Corp.[b]	635,705	3,871,443
Energen Corp.	73,077	2,673,887
Enerplus Corp.	151,416	595,065
EOG Resources Inc.	412,328	29,926,766
EQT Corp.	119,734	8,053,309
Exxon Mobil Corp.	911,768	76,214,687
Gulfport Energy Corp.[a]	92,623	2,624,936
Hess Corp.	198,567	10,454,553
HollyFrontier Corp.	132,210	4,669,657
Kinder Morgan Inc./DE	1,372,121	24,506,081
Kosmos Energy Ltd.[a,b]	105,805	615,785
Laredo Petroleum Inc.[a,b]	91,861	728,458
Marathon Oil Corp.	632,623	7,047,420
Marathon Petroleum Corp.	396,843	14,754,623
Memorial Resource Development Corp.[a]	69,441	706,909
Murphy Oil Corp.	120,784	3,042,549
Newfield Exploration Co.[a]	148,477	4,936,860
Noble Energy Inc.	321,572	10,100,577
Oasis Petroleum Inc.[a,b]	131,424	956,767
Occidental Petroleum Corp.	572,759	39,193,898
ONEOK Inc.	157,282	4,696,441
Parsley Energy Inc. Class Aa	79,555	1,797,943
PBF Energy Inc.	73,482	2,439,602
Phillips 66	352,002	30,479,853
Pioneer Natural Resources Co.	122,425	17,230,095
QEP Resources Inc.	143,705	2,027,678
Range Resources Corp.[b]	126,943	4,110,414
Rice Energy Inc.[a,b]	71,286	995,153
RSP Permian Inc.[a,b]	52,562	1,526,400
SemGroup Corp. Class A	33,417	748,541
SM Energy Co.	51,010	955,927
Southwestern Energy Co.[a,b]	293,362	2,367,431
Spectra Energy Corp.	503,528	15,407,957
Suncor Energy Inc.	1,185,665	32,973,344

Security	Shares	Value
Targa Resources Corp.	121,772	$3,636,112
Tesoro Corp.	89,456	7,694,111
TransCanada Corp.	526,634	20,701,983
Valero Energy Corp.	352,720	22,623,461
Western Refining Inc.	50,827	1,478,557
Whiting Petroleum Corp.[a,b]	153,698	1,226,510
Williams Companies Inc. (The)	511,833	8,225,156
World Fuel Services Corp.	53,293	2,588,974
WPX Energy Inc.[a,b]	175,310	1,225,417

		679,874,115
PAPER & FOREST PRODUCTS — 0.45%
Domtar Corp.	46,765	1,893,983
KapStone Paper and Packaging Corp.	64,660	895,541
Louisiana-Pacific Corp.[a]	107,034	1,832,422

		4,621,946

TOTAL COMMON STOCKS
(Cost: $1,560,569,368)		1,032,106,148

SHORT-TERM INVESTMENTS — 4.39%

MONEY MARKET FUNDS — 4.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	42,270,664	42,270,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,147,069	2,147,069
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	958,260	958,260

		45,375,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,375,993)		45,375,993

TOTAL INVESTMENTS IN SECURITIES — 104.20%
(Cost: $1,605,945,361)		1,077,482,141
Other Assets, Less Liabilities — (4.20)%		(43,384,975)

NET ASSETS — 100.00%		$1,034,097,166

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

COMMUNICATIONS EQUIPMENT — 5.44%
ADTRAN Inc.	9,759	$197,327
Arista Networks Inc.[a]	7,005	442,016
ARRIS International PLC[a]	36,347	833,073
Brocade Communications Systems Inc.	80,774	854,589
Ciena Corp.[a,b]	26,056	495,585
Cisco Systems Inc.	1,012,534	28,826,843
CommScope Holding Co. Inc.[a]	25,438	710,229
EchoStar Corp. Class Aa	9,191	407,069
F5 Networks Inc.[a]	13,853	1,466,340
Finisar Corp.[a,b]	21,763	396,957
Harris Corp.	25,152	1,958,335
Infinera Corp.[a]	28,610	459,477
InterDigital Inc./PA	7,008	389,995
Ixia[a]	12,404	154,554
Juniper Networks Inc.	71,051	1,812,511
Lumentum Holdings Inc.[a]	9,586	258,534
Motorola Solutions Inc.	31,966	2,419,826
NETGEAR Inc.[a]	6,582	265,715
NetScout Systems Inc.[a,b]	19,912	457,379
Palo Alto Networks Inc.[a,b]	14,655	2,390,817
Plantronics Inc.	6,691	262,220
Polycom Inc.[a]	27,266	304,016
Ubiquiti Networks Inc.[a,b]	5,085	169,178
ViaSat Inc.[a,b]	8,998	661,173
Viavi Solutions Inc.[a]	47,177	323,634

		46,917,392

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.75%
Amphenol Corp. Class A	61,936	3,581,139
Anixter International Inc.[a]	5,634	293,588
Arrow Electronics Inc.[a]	18,325	1,180,313
Avnet Inc.	26,508	1,174,304
AVX Corp.	9,070	114,010
Belden Inc.	8,503	521,914
Benchmark Electronics Inc.[a]	10,217	235,502
CDW Corp./DE	30,039	1,246,618
Celestica Inc.[a]	24,479	268,779
Cognex Corp.	17,025	663,124
Coherent Inc.[a]	4,814	442,407
Corning Inc.	223,916	4,677,605
Dolby Laboratories Inc. Class A	9,905	430,471

Security	Shares	Value
FEI Co.	8,263	$735,490
Fitbit Inc.[a,b]	10,214	154,742
FLIR Systems Inc.	27,689	912,353
Ingram Micro Inc. Class A	29,893	1,073,458
InvenSense Inc.[a]	15,843	133,081
IPG Photonics Corp.[a]	7,372	708,302
Itron Inc.[a]	7,589	316,613
Jabil Circuit Inc.	38,438	740,700
Keysight Technologies Inc.[a]	34,260	950,372
Knowles Corp.[a,b]	17,983	237,016
Littelfuse Inc.	4,475	550,917
Methode Electronics Inc.	7,584	221,756
National Instruments Corp.	20,201	608,252
OSI Systems Inc.[a]	3,665	240,021
Plexus Corp.[a]	6,671	263,638
QLogic Corp.[a]	16,654	223,830
Sanmina Corp.[a]	15,541	363,349
SYNNEX Corp.	5,857	542,300
TE Connectivity Ltd.	74,294	4,600,284
Tech Data Corp.[a]	6,979	535,778
Trimble Navigation Ltd.[a]	50,621	1,255,401
Universal Display Corp.[a,b]	8,679	469,534
VeriFone Systems Inc.[a,b]	22,198	626,872
Vishay Intertechnology Inc.	27,644	337,533
Zebra Technologies Corp. Class Aa	10,535	726,915

		32,358,281
INTERNET & CATALOG RETAIL — 8.48%
Amazon.com Inc.[a]	77,687	46,118,111
Expedia Inc.	23,796	2,565,685
Groupon Inc.[a]	87,541	349,288
Lands’ End Inc.[a,b]	3,412	87,040
Liberty TripAdvisor Holdings Inc. Class Aa	13,425	297,498
Netflix Inc.[a]	86,137	8,805,785
Priceline Group Inc. (The)[a]	9,984	12,868,977
Shutterfly Inc.[a,b]	6,967	323,060
TripAdvisor Inc.[a]	22,982	1,528,303
Wayfair Inc. Class Aa,b	4,865	210,265

		73,154,012
INTERNET SOFTWARE & SERVICES — 17.75%
Akamai Technologies Inc.[a]	35,617	1,979,237
Alphabet Inc. Class Aa	47,611	36,322,432
Alphabet Inc. Class Ca	48,357	36,023,547
Bankrate Inc.[a]	11,745	107,702
comScore Inc.[a]	9,425	283,127

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2016

Security	Shares	Value
Cornerstone OnDemand Inc.[a]	9,930	$325,406
CoStar Group Inc.[a]	6,519	1,226,680
Cvent Inc.[a]	4,664	99,810
Demandware Inc.[a,b]	6,657	260,289
eBay Inc.[a]	218,202	5,206,300
Endurance International Group Holdings Inc.[a]	12,814	134,931
Envestnet Inc.[a,b]	7,562	205,686
Facebook Inc. Class Aa	461,774	52,688,413
GoDaddy Inc. Class Aa,b	4,556	147,295
Gogo Inc.[a]	9,859	108,548
GrubHub Inc.[a,b]	15,631	392,807
IAC/InterActiveCorp	15,534	731,341
j2 Global Inc.	9,325	574,234
LinkedIn Corp. Class Aa	23,208	2,653,835
LogMeIn Inc.[a,b]	4,977	251,139
New Relic Inc.[a,b]	4,061	105,911
NIC Inc.	12,004	216,432
Pandora Media Inc.[a,b]	43,165	386,327
Rackspace Hosting Inc.[a]	22,171	478,672
Shutterstock Inc.[a,b]	3,801	139,611
Stamps.com Inc.[a,b]	3,073	326,598
Twitter Inc.[a,b]	119,899	1,984,328
VeriSign Inc.[a,b]	19,411	1,718,650
Web.com Group Inc.[a]	10,097	200,123
WebMD Health Corp.[a,b]	7,535	471,917
Yahoo! Inc.[a]	175,273	6,451,799
Yelp Inc.[a,b]	11,050	219,674
Zillow Group Inc. Class Aa,b	8,969	229,158
Zillow Group Inc. Class Ca,b	21,155	502,008

		153,153,967
IT SERVICES — 18.45%
Accenture PLC Class A	126,346	14,580,328
Acxiom Corp.[a]	15,876	340,382
Alliance Data Systems Corp.[a]	11,940	2,626,800
Automatic Data Processing Inc.	92,047	8,257,536
Black Knight Financial Services Inc. Class Aa	3,509	108,884
Blackhawk Network Holdings Inc.[a]	10,848	372,086
Booz Allen Hamilton Holding Corp.	23,127	700,286
Broadridge Financial Solutions Inc.	23,985	1,422,550
CACI International Inc. Class Aa	4,829	515,254
Cardtronics Inc.[a]	9,183	330,496
Cognizant Technology Solutions Corp. Class Aa	122,565	7,684,826

Security	Shares	Value
Computer Sciences Corp.	27,805	$956,214
Convergys Corp.	19,402	538,794
CoreLogic Inc./U.S.[a]	17,861	619,777
CSRA Inc.	27,356	735,876
DST Systems Inc.	6,381	719,585
EPAM Systems Inc.[a]	8,513	635,666
Euronet Worldwide Inc.[a,b]	10,113	749,475
EVERTEC Inc.	12,682	177,294
ExlService Holdings Inc.[a]	6,787	351,567
Fidelity National Information Services Inc.	55,518	3,514,845
Fiserv Inc.[a]	44,800	4,595,584
FleetCor Technologies Inc.[a]	15,552	2,313,360
Gartner Inc.[a]	16,595	1,482,763
Genpact Ltd.[a]	31,312	851,373
Global Payments Inc.	25,997	1,697,604
Heartland Payment Systems Inc.	7,424	716,936
International Business Machines Corp.	177,876	26,939,320
Jack Henry & Associates Inc.	15,870	1,342,126
Leidos Holdings Inc.	13,004	654,361
ManTech International Corp./VA Class A	4,810	153,872
MasterCard Inc. Class A	197,298	18,644,661
MAXIMUS Inc.	12,980	683,267
NeuStar Inc. Class Aa,b	10,366	255,004
Paychex Inc.	64,588	3,488,398
PayPal Holdings Inc.[a,b]	223,880	8,641,768
Sabre Corp.	41,214	1,191,909
Science Applications International Corp.	8,335	444,589
Syntel Inc.[a]	6,324	315,757
TeleTech Holdings Inc.	3,149	87,416
Teradata Corp.[a]	26,892	705,646
Total System Services Inc.	33,926	1,614,199
Travelport Worldwide Ltd.	20,776	283,800
Vantiv Inc. Class Aa	31,510	1,697,759
Virtusa Corp.[a]	5,381	201,572
Visa Inc. Class A	386,157	29,533,287
Western Union Co. (The)	101,124	1,950,682
WEX Inc.[a]	7,832	652,876
Xerox Corp.	192,080	2,143,613

		159,222,023

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2016

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.36%
Advanced Micro Devices Inc.[a,b]	127,360	$362,976
Amkor Technology Inc.[a]	18,796	110,708
Analog Devices Inc.	62,382	3,692,391
Applied Materials Inc.	227,256	4,813,282
Atmel Corp.	84,891	689,315
Broadcom Ltd.	74,611	11,527,399
Cabot Microelectronics Corp.	4,902	200,541
Cavium Inc.[a,b]	11,558	706,887
Cirrus Logic Inc.[a]	12,697	462,298
Cree Inc.[a,b]	20,194	587,645
Cypress Semiconductor Corp.	63,382	548,888
Diodes Inc.[a]	7,831	157,403
Entegris Inc.[a]	28,067	382,273
Fairchild Semiconductor International Inc.[a]	22,832	456,640
First Solar Inc.[a]	15,397	1,054,233
Integrated Device Technology Inc.[a]	27,277	557,542
Intel Corp.	950,536	30,749,840
Intersil Corp. Class A	26,670	356,578
KLA-Tencor Corp.	31,312	2,279,827
Lam Research Corp.	31,906	2,635,436
Linear Technology Corp.	48,285	2,151,580
M/A-COM Technology Solutions Holdings Inc.[a]	4,034	176,649
Marvell Technology Group Ltd.	94,881	978,223
Maxim Integrated Products Inc.	57,778	2,125,075
Microchip Technology Inc.	41,054	1,978,803
Micron Technology Inc.[a,b]	209,041	2,188,659
Microsemi Corp.[a,b]	22,754	871,706
MKS Instruments Inc.	10,576	398,186
Monolithic Power Systems Inc.	7,361	468,454
NVIDIA Corp.	102,757	3,661,232
ON Semiconductor Corp.[a]	83,324	799,077
Power Integrations Inc.	5,725	284,303
Qorvo Inc.[a,b]	25,879	1,304,560
QUALCOMM Inc.	300,794	15,382,605
Rambus Inc.[a,b]	22,067	303,421
Semtech Corp.[a]	12,969	285,188
Silicon Laboratories Inc.[a]	7,827	351,902
Skyworks Solutions Inc.	38,512	3,000,085
SunEdison Inc.[a,b]	62,923	33,991
SunPower Corp.[a,b]	11,036	246,544
Synaptics Inc.[a,b]	7,343	585,531

Security	Shares	Value
Teradyne Inc.	41,291	$891,473
Tessera Technologies Inc.	9,459	293,229
Texas Instruments Inc.	202,274	11,614,573
Veeco Instruments Inc.[a]	7,773	151,418
Xilinx Inc.	51,518	2,443,499

		115,302,068
SOFTWARE — 20.16%
ACI Worldwide Inc.[a]	24,080	500,623
Activision Blizzard Inc.	101,939	3,449,616
Adobe Systems Inc.[a]	100,272	9,405,514
ANSYS Inc.[a]	17,814	1,593,640
Aspen Technology Inc.[a,b]	16,832	608,140
Autodesk Inc.[a]	45,310	2,642,026
Barracuda Networks Inc.[a]	4,615	71,071
Blackbaud Inc.	9,474	595,820
CA Inc.	59,557	1,833,760
Cadence Design Systems Inc.[a]	61,600	1,452,528
CDK Global Inc.	31,286	1,456,363
Citrix Systems Inc.[a,b]	30,911	2,428,986
CommVault Systems Inc.[a]	8,322	359,261
Electronic Arts Inc.[a]	62,182	4,110,852
Ellie Mae Inc.[a]	5,943	538,674
Fair Isaac Corp.	6,329	671,444
FireEye Inc.[a,b]	29,065	522,879
Fortinet Inc.[a]	29,508	903,830
Guidewire Software Inc.[a]	14,416	785,384
HubSpot Inc.[a]	2,050	89,421
Imperva Inc.[a,b]	5,377	271,539
Infoblox Inc.[a,b]	10,920	186,732
Intuit Inc.	51,677	5,374,925
Manhattan Associates Inc.[a]	14,717	836,956
Mentor Graphics Corp.	20,046	407,535
Microsoft Corp.	1,331,967	73,564,537
MicroStrategy Inc. Class Aa	1,854	333,201
NetSuite Inc.[a,b]	7,599	520,456
Nuance Communications Inc.[a]	49,074	917,193
Open Text Corp.	24,339	1,260,760
Oracle Corp.	634,010	25,937,349
Paycom Software Inc.[a]	7,273	258,919
Paylocity Holding Corp.[a,b]	4,164	136,329
Pegasystems Inc.	7,378	187,254
Progress Software Corp.[a]	10,001	241,224
Proofpoint Inc.[a,b]	8,303	446,535
PTC Inc.[a]	23,161	768,019
Qlik Technologies Inc.[a]	18,496	534,904

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2016

Security	Shares	Value
RealPage Inc.[a,b]	10,713	$223,259
Red Hat Inc.[a]	36,748	2,738,093
Rovi Corp.[a]	16,796	344,486
salesforce.com inc.[a]	126,896	9,368,732
ServiceNow Inc.[a]	29,990	1,834,788
Splunk Inc.[a,b]	26,165	1,280,253
SS&C Technologies Holdings Inc.	16,140	1,023,599
Symantec Corp.	131,420	2,415,500
Synchronoss Technologies Inc.[a,b]	7,997	258,623
Synopsys Inc.[a]	30,531	1,478,922
Tableau Software Inc. Class Aa	10,575	485,075
Take-Two Interactive Software Inc.[a,b]	17,190	647,547
TiVo Inc.[a]	20,099	191,141
Tyler Technologies Inc.[a,b]	6,639	853,842
Ultimate Software Group Inc. (The)[a]	5,823	1,126,750
Verint Systems Inc.[a]	12,686	423,459
VMware Inc. Class Aa,b	15,639	818,076
Workday Inc. Class Aa,b	22,396	1,720,909
Zendesk Inc.[a,b]	10,924	228,639
Zynga Inc. Class Aa	158,689	361,811

		174,027,703
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.53%
3D Systems Corp.[a,b]	21,431	331,538
Apple Inc.	685,271	74,687,686
BlackBerry Ltd.[a,b]	92,040	744,604
Cray Inc.[a]	8,053	337,501
Diebold Inc.	12,934	373,922
Electronics For Imaging Inc.[a,b]	9,472	401,518
EMC Corp./MA	391,776	10,440,830
Hewlett Packard Enterprise Co.	345,402	6,123,977
HP Inc.	346,928	4,274,153
Lexmark International Inc. Class A	12,351	412,894
NCR Corp.[a]	25,038	749,387
NetApp Inc.	58,249	1,589,615
Nimble Storage Inc.[a,b]	10,521	82,485
SanDisk Corp.	40,396	3,073,328
Seagate Technology PLC	59,727	2,057,595
Super Micro Computer Inc.[a]	7,488	255,191
Western Digital Corp.	46,715	2,206,817

		108,143,041

TOTAL COMMON STOCKS
(Cost: $707,603,656)		862,278,487

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.94%

MONEY MARKET FUNDS — 3.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	31,641,169	$31,641,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,607,161	1,607,161
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	744,493	744,493

		33,992,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,992,823)		33,992,823

TOTAL INVESTMENTS IN SECURITIES — 103.86%
(Cost: $741,596,479)		896,271,310
Other Assets, Less Liabilities — (3.86)%		(33,287,068)

NET ASSETS — 100.00%		$862,984,242

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

COMMUNICATIONS EQUIPMENT — 91.93%
ADTRAN Inc.	33,547	$678,321
Arista Networks Inc.[a,b]	23,960	1,511,875
ARRIS International PLC[a]	98,243	2,251,730
Brocade Communications Systems Inc.	224,554	2,375,781
Ciena Corp.[a]	87,868	1,671,249
Cisco Systems Inc.	157,232	4,476,395
CommScope Holding Co. Inc.[a]	85,955	2,399,864
EchoStar Corp. Class Aa,b	30,984	1,372,281
F5 Networks Inc.[a,b]	23,149	2,450,322
Finisar Corp.[a]	72,718	1,326,376
Harris Corp.	54,056	4,208,800
Infinera Corp.[a]	96,165	1,544,410
InterDigital Inc./PA	23,790	1,323,914
Ixia[a]	41,988	523,170
Juniper Networks Inc.	90,052	2,297,227
Lumentum Holdings Inc.[a]	32,099	865,710
Motorola Solutions Inc.	60,447	4,575,838
NETGEAR Inc.[a]	22,015	888,746
NetScout Systems Inc.[a,b]	67,029	1,539,656
Palo Alto Networks Inc.[a,b]	28,557	4,658,789
Plantronics Inc.	22,794	893,297
Polycom Inc.[a]	90,980	1,014,427
Ubiquiti Networks Inc.[a]	16,961	564,292
ViaSat Inc.[a,b]	30,579	2,246,945
Viavi Solutions Inc.[a]	157,466	1,080,217

		48,739,632

SEMICONDUCTORS — 7.98%
QUALCOMM Inc.	82,757	4,232,193

		4,232,193

TOTAL COMMON STOCKS
(Cost: $60,230,207)		52,971,825

SHORT-TERM INVESTMENTS — 14.80%

MONEY MARKET FUNDS — 14.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	7,440,682	7,440,682
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	377,937	377,937

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	26,520	$26,520

		7,845,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,845,139)		7,845,139

TOTAL INVESTMENTS IN SECURITIES — 114.71%
(Cost: $68,075,346)		60,816,964
Other Assets, Less Liabilities — (14.71)%		(7,796,540)

NET ASSETS — 100.00%		$53,020,424

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

APPLICATION SOFTWARE — 56.43%
ACI Worldwide Inc.[a,b]	201,157	$4,182,054
Adobe Systems Inc.[a]	670,198	62,864,572
ANSYS Inc.[a,b]	149,004	13,329,898
Aspen Technology Inc.[a]	140,869	5,089,597
Autodesk Inc.[a,b]	380,624	22,194,185
Blackbaud Inc.	79,352	4,990,447
Cadence Design Systems Inc.[a]	515,829	12,163,248
CDK Global Inc.	262,302	12,210,158
Citrix Systems Inc.[a]	260,110	20,439,444
Ellie Mae Inc.[a,b]	50,379	4,566,353
Fair Isaac Corp.	53,008	5,623,619
Guidewire Software Inc.[a,b]	120,735	6,577,643
HubSpot Inc.[a,b]	16,826	733,950
Intuit Inc.	431,768	44,908,190
Manhattan Associates Inc.[a]	123,315	7,012,924
Mentor Graphics Corp.	168,695	3,429,569
MicroStrategy Inc. Class Aa	15,824	2,843,889
Nuance Communications Inc.[a]	411,439	7,689,795
Open Text Corp.	204,620	10,599,316
Paycom Software Inc.[a,b]	61,909	2,203,960
Paylocity Holding Corp.[a,b]	34,688	1,135,685
Pegasystems Inc.	60,675	1,539,932
PTC Inc.[a,b]	193,477	6,415,697
Qlik Technologies Inc.[a]	157,128	4,544,142
RealPage Inc.[a]	87,755	1,828,814
salesforce.com inc.[a]	804,337	59,384,201
Splunk Inc.[a,b]	219,105	10,720,808
SS&C Technologies Holdings Inc.	135,691	8,605,523
Synchronoss Technologies Inc.[a,b]	67,517	2,183,500
Synopsys Inc.[a]	255,971	12,399,235
TiVo Inc.[a]	166,515	1,583,558
Tyler Technologies Inc.[a,b]	55,601	7,150,845
Ultimate Software Group Inc. (The)[a,b]	48,731	9,429,448
Verint Systems Inc.[a,b]	105,168	3,510,508
Workday Inc. Class Aa,b	187,510	14,408,268
Zendesk Inc.[a,b]	92,829	1,942,911

		400,435,886

HOME ENTERTAINMENT SOFTWARE — 9.83%
Activision Blizzard Inc.	856,699	28,990,694
Electronic Arts Inc.[a]	492,444	32,555,473

Security	Shares	Value
Take-Two Interactive Software Inc.[a,b]	143,277	$5,397,245
Zynga Inc. Class Aa,b	1,231,361	2,807,503

		69,750,915

SYSTEMS SOFTWARE — 33.66%
Barracuda Networks Inc.[a]	38,159	587,649
CA Inc.	499,853	15,390,474
CommVault Systems Inc.[a]	70,963	3,063,473
FireEye Inc.[a,b]	241,409	4,342,948
Fortinet Inc.[a]	246,405	7,547,385
Imperva Inc.[a,b]	45,662	2,305,931
Infoblox Inc.[a,b]	92,634	1,584,041
Microsoft Corp.	1,092,535	60,340,708
NetSuite Inc.[a,b]	63,114	4,322,678
Oracle Corp.	1,494,519	61,140,772
Progress Software Corp.[a]	86,001	2,074,344
Proofpoint Inc.[a,b]	69,541	3,739,915
Red Hat Inc.[a]	308,498	22,986,186
Rovi Corp.[a]	139,620	2,863,606
ServiceNow Inc.[a,b]	252,478	15,446,604
Symantec Corp.	1,101,768	20,250,496
Tableau Software Inc. Class Aa	88,750	4,070,962
VMware Inc. Class Aa,b	130,842	6,844,345

		238,902,517

TOTAL COMMON STOCKS
(Cost: $743,177,013)		709,089,318

SHORT-TERM INVESTMENTS — 7.69%

MONEY MARKET FUNDS — 7.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	51,349,033	51,349,033
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,608,190	2,608,190
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	648,054	648,054

		54,605,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,605,277)		54,605,277

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

March 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 107.61%
(Cost: $797,782,290)	$763,694,595
Other Assets, Less Liabilities — (7.61)%	(54,014,098)

NET ASSETS — 100.00%	$709,680,497

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® PHLX SEMICONDUCTOR ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.94%

COMMUNICATIONS EQUIPMENT — 0.76%
Infinera Corp.[a]	179,958	$2,890,125

		2,890,125
SEMICONDUCTOR EQUIPMENT — 11.74%
Applied Materials Inc.	740,991	15,694,189
ASML Holding NV NYS[b,c]	73,263	7,354,873
Lam Research Corp.	190,757	15,756,528
SunEdison Inc.[a,c]	402,823	217,605
Teradyne Inc.	260,160	5,616,855

		44,640,050
SEMICONDUCTORS — 87.44%
Analog Devices Inc.	263,870	15,618,465
ARM Holdings PLC ADR	131,367	5,739,424
Atmel Corp.	537,525	4,364,703
Broadcom Ltd.	208,741	32,250,485
Cavium Inc.[a,c]	72,953	4,461,805
Cypress Semiconductor Corp.[c]	425,026	3,680,725
Integrated Device Technology Inc.[a]	172,347	3,522,773
Intel Corp.	945,077	30,573,241
Linear Technology Corp.	304,730	13,578,769
Marvell Technology Group Ltd.	659,004	6,794,331
Maxim Integrated Products Inc.	364,637	13,411,349
Microchip Technology Inc.	259,381	12,502,164
Micron Technology Inc.[a]	1,315,381	13,772,039
Microsemi Corp.[a]	143,094	5,481,931
Monolithic Power Systems Inc.	51,173	3,256,650
NVIDIA Corp.	445,871	15,886,384
NXP Semiconductors NVa,c	196,273	15,911,852
ON Semiconductor Corp.[a]	524,679	5,031,672
Qorvo Inc.[a,c]	174,560	8,799,570
QUALCOMM Inc.	550,599	28,157,633
Skyworks Solutions Inc.	210,421	16,391,796
Taiwan Semiconductor Manufacturing Co. Ltd. ADR[c]	1,106,650	28,994,230
Texas Instruments Inc.	527,441	30,285,662
Xilinx Inc.	296,115	14,044,734

		332,512,387

TOTAL COMMON STOCKS
(Cost: $421,051,215)		380,042,562

Security	Shares	Value
SHORT-TERM INVESTMENTS — 7.02%

MONEY MARKET FUNDS — 7.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	25,213,530	$25,213,530
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	1,280,680	1,280,680
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	223,752	223,752

		26,717,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,717,962)		26,717,962

TOTAL INVESTMENTS IN SECURITIES — 106.96%
(Cost: $447,769,177)		406,760,524
Other Assets, Less Liabilities — (6.96)%		(26,482,639)

NET ASSETS — 100.00%		$380,277,885

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,923,475,213	$1,560,569,368	$707,603,656
Affiliated (Note 2)	1,154,708,979	45,375,993	33,992,823

Total cost of investments	$10,078,184,192	$1,605,945,361	$741,596,479

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,384,283,709	$1,032,106,148	$862,278,487
Affiliated (Note 2)	1,154,708,979	45,375,993	33,992,823

Total fair value of investments	7,538,992,688	1,077,482,141	896,271,310
Cash	—	45,523	—
Receivables:
Investment securities sold	14,755,839	96,474	—
Due from custodian (Note 4)	134,016	—	—
Dividends and interest	1,937,280	1,470,488	305,076
Capital shares sold	90,923	—	—
Tax reclaims	24,734	—	—

Total Assets	7,555,935,480	1,079,094,626	896,576,386

LIABILITIES
Payables:
Investment securities purchased	17,376,146	—	—
Collateral for securities on loan (Note 1)	1,148,759,894	44,417,733	33,248,330
Capital shares redeemed	323,598	152,177	—
Securities related to in-kind transactions (Note 4)	844	—	—
Investment advisory fees (Note 2)	2,442,789	427,550	343,814

Total Liabilities	1,168,903,271	44,997,460	33,592,144

NET ASSETS	$6,387,032,209	$1,034,097,166	$862,984,242

Net assets consist of:
Paid-in capital	$9,255,364,146	$1,887,005,760	$738,686,476
Undistributed (distributions in excess of) net investment income	(36,974)	(940,129)	3,055,962
Accumulated net realized loss	(329,103,459)	(323,513,221)	(33,433,027)
Net unrealized appreciation (depreciation)	(2,539,191,504)	(528,455,244)	154,674,831

NET ASSETS	$6,387,032,209	$1,034,097,166	$862,984,242

Shares outstanding[b]	24,500,000	34,800,000	7,800,000

Net asset value per share	$260.70	$29.72	$110.64

[a]	Securities on loan with values of $1,147,499,592, $43,439,614 and $32,495,778, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2016

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments, at cost:
Unaffiliated	$60,230,207	$743,177,013	$421,051,215
Affiliated (Note 2)	7,845,139	54,605,277	26,717,962

Total cost of investments	$68,075,346	$797,782,290	$447,769,177

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$52,971,825	$709,089,318	$380,042,562
Affiliated (Note 2)	7,845,139	54,605,277	26,717,962

Total fair value of investments	60,816,964	763,694,595	406,760,524
Receivables:
Dividends and interest	44,925	233,546	144,890
Capital shares sold	—	17,322	5,811

Total Assets	60,861,889	763,945,463	406,911,225

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	7,818,619	53,957,223	26,494,210
Capital shares redeemed	—	29,875	—
Investment advisory fees (Note 2)	22,846	277,868	139,130

Total Liabilities	7,841,465	54,264,966	26,633,340

NET ASSETS	$53,020,424	$709,680,497	$380,277,885

Net assets consist of:
Paid-in capital	$152,582,227	$784,578,789	$471,795,406
Undistributed net investment income	—	543	—
Accumulated net realized loss	(92,303,421)	(40,811,140)	(50,508,868)
Net unrealized depreciation	(7,258,382)	(34,087,695)	(41,008,653)

NET ASSETS	$53,020,424	$709,680,497	$380,277,885

Shares outstanding[b]	1,450,000	7,050,000	4,150,000

Net asset value per share	$36.57	$100.66	$91.63

[a]	Securities on loan with values of $7,701,366, $53,412,133 and $25,589,752, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF
	Year ended March 31, 2016	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$28,817,945	$29,664,001	$52,288,483
Interest — affiliated (Note 2)	4,278	1,248	124
Securities lending income — affiliated — net (Note 2)	15,730,201	596,470	1,374,088

Total investment income	44,552,424	30,261,719	53,662,695

EXPENSES
Investment advisory fees (Note 2)	38,233,119	4,765,652	10,390,576

Total expenses	38,233,119	4,765,652	10,390,576

Net investment income	6,319,305	25,496,067	43,272,119

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(351,010,354)	(106,404,757)	(79,106,346)
In-kind redemptions — unaffiliated	1,447,631,348	(88,157,814)	54,383,915
Foreign currency transactions	—	(12,243)	(80,326)

Net realized gain (loss)	1,096,620,994	(194,574,814)	(24,802,757)

Net change in unrealized appreciation/depreciation	(3,132,927,892)	(58,181,227)	(782,077,769)

Net realized and unrealized loss	(2,036,306,898)	(252,756,041)	(806,880,526)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,029,987,593)	$(227,259,974)	$(763,608,407)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Net of foreign withholding tax of $126,147, $631,585 and $1,132,768, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Continued)

iSHARES® TRUST

	iShares North American Tech ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$8,690,800	$10,042,979
Interest — affiliated (Note 2)	815	32
Securities lending income — affiliated — net (Note 2)	125,060	168,932

Total investment income	8,816,675	10,211,943

EXPENSES
Investment advisory fees (Note 2)	2,744,592	3,596,732

Total expenses	2,744,592	3,596,732

Net investment income	6,072,083	6,615,211

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(60,765)	3,284,797
In-kind redemptions — unaffiliated	72,346,122	47,696,242

Net realized gain	72,285,357	50,981,039

Net change in unrealized appreciation/depreciation	(57,649,154)	38,235,343

Net realized and unrealized gain	14,636,203	89,216,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,708,286	$95,831,593

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Net of foreign withholding tax of $2,162 and $2,432, respectively.

See notes to financial statements.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares North American Tech-Multimedia Networking ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$983,386	$2,153,428
Interest — affiliated (Note 2)	78	12
Securities lending income — affiliated — net (Note 2)	92,028	42,270

Total investment income	1,075,492	2,195,710

EXPENSES
Investment advisory fees (Note 2)	366,588	977,906

Total expenses	366,588	977,906

Net investment income	708,904	1,217,804

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,250,287)	(4,561,435)
In-kind redemptions — unaffiliated	2,162,958	27,471,373

Net realized gain (loss)	(4,087,329)	22,909,938

Net change in unrealized appreciation/depreciation	(12,221,616)	658,929

Net realized and unrealized gain (loss)	(16,308,945)	23,568,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,600,041)	$24,786,671

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$9,119,983 [c]	$8,124,878
Interest — affiliated (Note 2)	695	45
Securities lending income — affiliated — net (Note 2)	105,681	298,052

Total investment income	9,226,359	8,422,975

EXPENSES
Investment advisory fees (Note 2)	2,906,250	5,468,110

Total expenses	2,906,250	5,468,110

Net investment income	6,320,109	2,954,865

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,527,822)	(5,029,477)
In-kind redemptions — unaffiliated	85,998,776	166,639,193

Net realized gain	80,470,954	161,609,716

Net change in unrealized appreciation/depreciation	(132,403,949)	55,415,406

Net realized and unrealized gain (loss)	(51,932,995)	217,025,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,612,886)	$219,979,987

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Net of foreign withholding tax of $20,844 and $34,393, respectively.
[c]	Includes $4,679,152 related to a special distribution from Symantec Corp.

See notes to financial statements.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

	iShares PHLX Semiconductor ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$3,978,993	$11,043,421 [c]
Interest — affiliated (Note 2)	264	31
Securities lending income — affiliated — net (Note 2)	47,820	59,704

Total investment income	4,027,077	11,103,156

EXPENSES
Investment advisory fees (Note 2)	1,149,822	2,532,073

Total expenses	1,149,822	2,532,073

Net investment income	2,877,255	8,571,083

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,067,472)	(5,696,133)
In-kind redemptions — unaffiliated	2,854,527	110,665,437

Net realized gain (loss)	(15,212,945)	104,969,304

Net change in unrealized appreciation/depreciation	28,156,770	(68,151,543)

Net realized and unrealized gain	12,943,825	36,817,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,821,080	$45,388,844

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Net of foreign withholding tax of $ — and $137,656, respectively.
[c]	Includes $2,853,638 related to a special distribution from KLA-Tencor Corp.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF
	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,319,305	$1,645,001
Net realized gain	1,096,620,994	1,512,710,431
Net change in unrealized appreciation/depreciation	(3,132,927,892)	775,108,729

Net increase (decrease) in net assets resulting from operations	(2,029,987,593)	2,289,464,161

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,085,798)	(9,051,115)

Total distributions to shareholders	(6,085,798)	(9,051,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,821,536,779	11,920,349,794
Cost of shares redeemed	(15,750,766,704)	(10,893,937,762)

Net increase in net assets from capital share transactions	70,770,075	1,026,412,032

INCREASE (DECREASE) IN NET ASSETS	(1,965,303,316)	3,306,825,078

NET ASSETS
Beginning of year	8,352,335,525	5,045,510,447

End of year	$6,387,032,209	$8,352,335,525

Distributions in excess of net investment income included in net assets at end of year	$(36,974)	$(3,759,201)

SHARES ISSUED AND REDEEMED
Shares sold	48,650,000	43,000,000
Shares redeemed	(48,450,000)	(40,050,000)

Net increase in shares outstanding	200,000	2,950,000

See notes to financial statements.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Natural Resources ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,496,067	$43,272,119	$33,198,912
Net realized gain (loss)	(194,574,814)	(24,802,757)	78,122,598
Net change in unrealized appreciation/depreciation	(58,181,227)	(782,077,769)	293,704,786

Net increase (decrease) in net assets resulting from operations	(227,259,974)	(763,608,407)	405,026,296

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,675,012)	(41,026,019)	(33,343,672)

Total distributions to shareholders	(29,675,012)	(41,026,019)	(33,343,672)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	556,303,270	524,355,084	452,217,620
Cost of shares redeemed	(1,194,246,899)	(212,928,181)	(402,246,143)

Net increase (decrease) in net assets from capital share transactions	(637,943,629)	311,426,903	49,971,477

INCREASE (DECREASE) IN NET ASSETS	(894,878,615)	(493,207,523)	421,654,101

NET ASSETS
Beginning of period	1,928,975,781	2,422,183,304	2,000,529,203

End of period	$1,034,097,166	$1,928,975,781	$2,422,183,304

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(940,129)	$674,899	$(1,579,063)

SHARES ISSUED AND REDEEMED
Shares sold	18,600,000	13,350,000	10,450,000
Shares redeemed	(42,200,000)	(5,350,000)	(9,400,000)

Net increase (decrease) in shares outstanding	(23,600,000)	8,000,000	1,050,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,072,083	$6,615,211	$6,003,928
Net realized gain	72,285,357	50,981,039	29,250,942
Net change in unrealized appreciation/depreciation	(57,649,154)	38,235,343	106,605,088

Net increase in net assets resulting from operations	20,708,286	95,831,593	141,859,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,242,558)	(6,741,637)	(6,042,520)

Total distributions to shareholders	(6,242,558)	(6,741,637)	(6,042,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	196,186,412	123,600,299	75,493,668
Cost of shares redeemed	(171,165,517)	(105,532,958)	(80,416,091)

Net increase (decrease) in net assets from capital share transactions	25,020,895	18,067,341	(4,922,423)

INCREASE IN NET ASSETS	39,486,623	107,157,297	130,895,015

NET ASSETS
Beginning of period	823,497,619	716,340,322	585,445,307

End of period	$862,984,242	$823,497,619	$716,340,322

Undistributed net investment income included in net assets at end of period	$3,055,962	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	1,200,000	850,000
Shares redeemed	(1,650,000)	(1,050,000)	(900,000)

Net increase (decrease) in shares outstanding	150,000	150,000	(50,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Multimedia Networking ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$708,904	$1,217,804	$1,219,733
Net realized gain (loss)	(4,087,329)	22,909,938	(3,795,638)
Net change in unrealized appreciation/depreciation	(12,221,616)	658,929	29,646,455

Net increase (decrease) in net assets resulting from operations	(15,600,041)	24,786,671	27,070,550

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(765,283)	(1,271,995)	(1,115,183)

Total distributions to shareholders	(765,283)	(1,271,995)	(1,115,183)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	291,226,013	30,829,122	152,661,376
Cost of shares redeemed	(373,631,384)	(226,585,564)	(82,366,458)

Net increase (decrease) in net assets from capital share transactions	(82,405,371)	(195,756,442)	70,294,918

INCREASE (DECREASE) IN NET ASSETS	(98,770,695)	(172,241,766)	96,250,285

NET ASSETS
Beginning of period	151,791,119	324,032,885	227,782,600

End of period	$53,020,424	$151,791,119	$324,032,885

Undistributed net investment income included in net assets at end of period	$—	$50,359	$104,550

SHARES ISSUED AND REDEEMED
Shares sold	8,500,000	850,000	4,500,000
Shares redeemed	(10,900,000)	(6,500,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(2,400,000)	(5,650,000)	1,900,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,320,109	$2,954,865	$3,013,153
Net realized gain	80,470,954	161,609,716	141,561,773
Net change in unrealized appreciation/depreciation	(132,403,949)	55,415,406	(16,921,834)

Net increase (decrease) in net assets resulting from operations	(45,612,886)	219,979,987	127,653,092

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,319,566)	(3,012,527)	(4,316,385)

Total distributions to shareholders	(6,319,566)	(3,012,527)	(4,316,385)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	599,066,096	658,515,276	770,650,397
Cost of shares redeemed	(918,091,920)	(770,032,664)	(648,349,077)

Net increase (decrease) in net assets from capital share transactions	(319,025,824)	(111,517,388)	122,301,320

INCREASE (DECREASE) IN NET ASSETS	(370,958,276)	105,450,072	245,638,027

NET ASSETS
Beginning of period	1,080,638,773	975,188,701	729,550,674

End of period	$709,680,497	$1,080,638,773	$975,188,701

Undistributed net investment income included in net assets at end of period	$543	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	6,150,000	7,050,000	9,550,000
Shares redeemed	(9,650,000)	(8,000,000)	(8,000,000)

Net increase (decrease) in shares outstanding	(3,500,000)	(950,000)	1,550,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX Semiconductor ETF
	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,877,255	$8,571,083	$3,631,538
Net realized gain (loss)	(15,212,945)	104,969,304	47,748,923
Net change in unrealized appreciation/depreciation	28,156,770	(68,151,543)	21,035,162

Net increase in net assets resulting from operations	15,821,080	45,388,844	72,415,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,603,683)	(9,730,336)	(4,029,148)

Total distributions to shareholders	(3,603,683)	(9,730,336)	(4,029,148)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,300,892,113	1,404,290,668	773,391,762
Cost of shares redeemed	(1,331,015,868)	(1,525,083,199)	(566,286,308)

Net increase (decrease) in net assets from capital share transactions	(30,123,755)	(120,792,531)	207,105,454

INCREASE (DECREASE) IN NET ASSETS	(17,906,358)	(85,134,023)	275,491,929

NET ASSETS
Beginning of period	398,184,243	483,318,266	207,826,337

End of period	$380,277,885	$398,184,243	$483,318,266

Undistributed net investment income included in net assets at end of period	$—	$—	$72,691

SHARES ISSUED AND REDEEMED
Shares sold	15,200,000	15,500,000	10,100,000
Shares redeemed	(15,600,000)	(16,800,000)	(7,450,000)

Net increase (decrease) in shares outstanding	(400,000)	(1,300,000)	2,650,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$343.72	$236.32	$159.94	$123.34	$100.16

Income from investment operations:
Net investment income (loss)[a]	0.26	0.08 [b]	(0.09)	0.32	0.03
Net realized and unrealized gain (loss)[c]	(83.03)	107.77	76.54	36.91	23.19

Total from investment operations	(82.77)	107.85	76.45	37.23	23.22

Less distributions from:
Net investment income	(0.25)	(0.45)	(0.07)	(0.63)	(0.04)

Total distributions	(0.25)	(0.45)	(0.07)	(0.63)	(0.04)

Net asset value, end of year	$260.70	$343.72	$236.32	$159.94	$123.34

Total return	(24.09)%	45.69%	47.81%	30.28%	23.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,387,032	$8,352,336	$5,045,510	$2,591,108	$1,837,827
Ratio of expenses to average net assets	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.08%	0.03%[b]	(0.05)%	0.24%	0.03%
Portfolio turnover rate[d]	24%	33%	39%	14%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$33.03	$48.06	$40.54	$36.56	$44.13	$32.93

Income from investment operations:
Net investment income[b]	0.51	0.78	0.66	0.64	0.51	0.41
Net realized and unrealized gain (loss)[c]	(3.16)	(15.08)	7.52	4.02	(7.59)	11.37

Total from investment operations	(2.65)	(14.30)	8.18	4.66	(7.08)	11.78

Less distributions from:
Net investment income	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)	(0.58)

Total distributions	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)	(0.58)

Net asset value, end of period	$29.72	$33.03	$48.06	$40.54	$36.56	$44.13

Total return	(7.96)%[d]	(29.99)%	20.33%	12.84%	(16.04)%	35.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,034,097	$1,928,976	$2,422,183	$2,000,529	$1,692,521	$2,224,242
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.55%	1.96%	1.50%	1.62%	1.34%	1.00%
Portfolio turnover rate[f]	9%	9%	7%	7%	8%	11%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$107.65	$95.51	$77.54	$65.74	$61.97	$52.01

Income from investment operations:
Net investment income[b]	0.74	0.88	0.79	0.74	0.40	0.28
Net realized and unrealized gain[c]	3.01	12.16	17.98	11.78	3.80	9.98

Total from investment operations	3.75	13.04	18.77	12.52	4.20	10.26

Less distributions from:
Net investment income	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)	(0.30)

Total distributions	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)	(0.30)

Net asset value, end of period	$110.64	$107.65	$95.51	$77.54	$65.74	$61.97

Total return	3.51%[d]	13.70%	24.29%	19.16%	6.80%	19.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$862,984	$823,498	$716,340	$585,445	$479,902	$415,214
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.05%	0.87%	0.90%	1.04%	0.64%	0.46%
Portfolio turnover rate[f]	6%	6%	9%	9%	9%	12%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$39.43	$34.11	$29.97	$24.52	$29.06	$27.42

Income from investment operations:
Net investment income (loss)[b]	0.22	0.21	0.14	0.33	0.15	(0.02)
Net realized and unrealized gain (loss)[c]	(2.80)	5.34	4.13	5.81	(4.53)	1.69

Total from investment operations	(2.58)	5.55	4.27	6.14	(4.38)	1.67

Less distributions from:
Net investment income	(0.28)	(0.23)	(0.13)	(0.69)	(0.14)	(0.03)
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(0.28)	(0.23)	(0.13)	(0.69)	(0.16)	(0.03)

Net asset value, end of period	$36.57	$39.43	$34.11	$29.97	$24.52	$29.06

Total return	(6.54)%[d]	16.31%	14.25%	25.16%	(15.12)%	6.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,020	$151,791	$324,033	$227,783	$197,422	$194,675
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.92%	0.59%	0.44%	1.18%	0.54%	(0.05)%
Portfolio turnover rate[f]	26%	23%	30%	25%	33%	28%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$102.43	$84.80	$73.32	$59.36	$59.10	$47.24

Income from investment operations:
Net investment income (loss)[b]	0.68 [c]	0.24	0.23	0.25	0.09	(0.07)
Net realized and unrealized gain (loss)[d]	(1.58)	17.63	11.59	13.88	0.27	11.93

Total from investment operations	(0.90)	17.87	11.82	14.13	0.36	11.86

Less distributions from:
Net investment income	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)	—

Total distributions	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)	—

Net asset value, end of period	$100.66	$102.43	$84.80	$73.32	$59.36	$59.10

Total return	(0.86)%[e]	21.10%	16.14%	23.84%	0.61%	25.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$709,680	$1,080,639	$975,189	$729,551	$599,532	$585,114
Ratio of expenses to average net assets[f]	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.04%[c]	0.25%	0.29%	0.38%	0.16%	(0.12)%
Portfolio turnover rate[g]	9%	15%	13%	15%	10%	18%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$87.51	$82.62	$64.95	$52.19	$52.40	$45.98

Income from investment operations:
Net investment income[b]	0.68	1.45 [c]	0.87	0.75	0.55	0.44
Net realized and unrealized gain (loss)[d]	4.36	4.96	17.78	12.76	(0.32)	6.49

Total from investment operations	5.04	6.41	18.65	13.51	0.23	6.93

Less distributions from:
Net investment income	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)	(0.51)

Total distributions	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)	(0.51)

Net asset value, end of period	$91.63	$87.51	$82.62	$64.95	$52.19	$52.40

Total return	5.84%[e]	7.65%	28.89%[f]	26.15%	0.45%	15.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$380,278	$398,184	$483,318	$207,826	$208,750	$165,054
Ratio of expenses to average net assets[g]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[g]	1.19%	1.59%[c]	1.16%	1.33%	1.06%	0.81%
Portfolio turnover rate[h]	30%	21%	34%	16%	27%	52%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources[a]	Non-diversified
North American Tech[a]	Non-diversified
North American Tech-Multimedia Networking[a]	Non-diversified
North American Tech-Software[a]	Non-diversified
PHLX Semiconductor[a]	Non-diversified

[a]	The Fund’s fiscal year-end changed from July 31 to March 31.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2016, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Nasdaq Biotechnology
Barclays Capital Inc.	$23,399,893	$23,399,893	$—
BNP Paribas Prime Brokerage Inc.	22,670,665	22,670,665	—
Citigroup Global Markets Inc.	168,496,825	168,496,825	—
Credit Suisse Securities (USA) LLC	149,284,297	148,729,936	(554,361)
Deutsche Bank Securities Inc.	210,991,754	210,991,754	—
Goldman Sachs & Co.	154,595,357	154,357,658	(237,699)
HSBC Bank PLC	4,988,430	4,988,430	—
Jefferies LLC	3,494,384	3,494,384	—
JPMorgan Clearing Corp.	98,883,918	98,883,918	—
Merrill Lynch, Pierce, Fenner & Smith	19,616,932	19,616,932	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	208,348,738	207,838,823	(509,915)
National Financial Services LLC	14,787,730	14,787,730	—
Scotia Capital (USA) Inc.	416,090	416,090	—
SG Americas Securities LLC	1,112,060	1,107,438	(4,622)

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
State Street Bank & Trust Company	$35,627,190	$35,266,840	$(360,350)
Timber Hill LLC	368,169	368,169	—
UBS Securities LLC	26,100,322	26,100,322	—
Wells Fargo Securities LLC	4,316,838	4,315,065	(1,773)

	$1,147,499,592	$1,145,830,872	$(1,668,720)

North American Natural Resources
Barclays Capital Inc.	$49,316	$49,316	$—
BNP Paribas Prime Brokerage Inc.	1,402,998	1,402,998	—
Citigroup Global Markets Inc.	18,340,133	18,340,133	—
Credit Suisse Securities (USA) LLC	119,182	117,877	(1,305)
Deutsche Bank Securities Inc.	3,042,136	3,042,136	—
Goldman Sachs & Co.	5,048,383	5,048,383	—
Jefferies LLC	842,148	842,148	—
JPMorgan Clearing Corp.	4,984,283	4,984,283	—
Merrill Lynch, Pierce, Fenner & Smith	1,183,343	1,183,343	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,896,564	4,896,564	—
National Financial Services LLC	245,878	245,878	—
SG Americas Securities LLC	102,361	102,361	—
State Street Bank & Trust Company	2,350,055	2,350,055	—
UBS Securities LLC	832,834	832,834	—

	$43,439,614	$43,438,309	$(1,305)

North American Tech
Barclays Capital Inc.	$130,815	$130,815	$—
BNP Paribas Prime Brokerage Inc.	446,886	446,886	—
Citigroup Global Markets Inc.	278,158	278,158	—
Credit Suisse Securities (USA) LLC	3,014,566	3,014,566	—
Deutsche Bank Securities Inc.	608,841	608,841	—
Goldman Sachs & Co.	5,366,244	5,366,244	—
JPMorgan Clearing Corp.	8,809,690	8,809,690	—
Merrill Lynch, Pierce, Fenner & Smith	1,615,503	1,615,503	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,600,671	8,600,671	—
National Financial Services LLC	573,012	573,012	—
State Street Bank & Trust Company	1,636,733	1,636,733	—
UBS Securities LLC	1,404,361	1,404,361	—
Wells Fargo Securities LLC	10,298	10,298	—

	$32,495,778	$32,495,778	$—

North American Tech-Multimedia Networking
Citigroup Global Markets Inc.	$1,252,623	$1,252,623	$—
Deutsche Bank Securities Inc.	10,581	10,581	—
JPMorgan Clearing Corp.	4,555,615	4,555,615	—
Merrill Lynch, Pierce, Fenner & Smith	1,882,547	1,882,547	—

	$7,701,366	$7,701,366	$—

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
North American Tech-Software
Barclays Capital Inc.	$632,576	$632,576	$—
Citigroup Global Markets Inc.	7,035,860	7,035,860	—
Credit Suisse Securities (USA) LLC	4,321,203	4,321,203	—
Deutsche Bank Securities Inc.	4,039,047	4,039,047	—
Goldman Sachs & Co.	16,361,064	16,361,064	—
HSBC Bank PLC	141,930	141,930	—
JPMorgan Clearing Corp.	9,565,248	9,565,248	—
Merrill Lynch, Pierce, Fenner & Smith	3,555,894	3,555,894	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,016,667	1,946,783	(69,884)
National Financial Services LLC	33,160	33,160	—
Timber Hill LLC	86,229	86,229	—
UBS Securities LLC	5,623,255	5,623,255	—

	$53,412,133	$53,342,249	$(69,884)

PHLX Semiconductor
BNP Paribas Prime Brokerage Inc.	$23,492	$23,492	$—
Citigroup Global Markets Inc.	101,740	101,740	—
Credit Suisse Securities (USA) LLC	5,151,949	5,151,949	—
Goldman Sachs & Co.	29,707	29,707	—
JPMorgan Clearing Corp.	17,792,770	17,792,770	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	326,280	326,280	—
State Street Bank & Trust Company	2,161,500	2,161,500	—
UBS Securities LLC	2,194	2,194	—
Wells Fargo Securities LLC	120	120	—

	$25,589,752	$25,589,752	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $181 billion
0.4332	[a]	Over $181 billion, up to and including $231 billion
0.4116	[a]	Over $231 billion, up to and including $281 billion
0.3910	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $211 billion
0.4332	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the period ended March 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$6,536,194
North American Natural Resources	237,239
North American Tech	56,497
North American Tech-Multimedia Networking	37,460
North American Tech-Software	55,407
PHLX Semiconductor	23,105

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the period ended March 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$43,043,898	$54,337,823
North American Natural Resources	27,756,862	56,439,056
North American Tech	21,360,674	15,548,915
North American Tech-Multimedia Networking	10,095,640	11,928,744
North American Tech-Software	19,655,264	41,716,913
PHLX Semiconductor	24,329,628	32,045,640

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$1,933,021,791	$1,915,241,946
North American Natural Resources	130,692,859	137,420,220
North American Tech	59,798,943	50,057,046
North American Tech-Multimedia Networking	30,448,526	30,528,151
North American Tech-Software	111,542,769	87,046,087
PHLX Semiconductor	113,767,492	113,405,882

In-kind transactions (see Note 4) for the period ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$15,758,407,685	$15,669,486,441
North American Natural Resources	553,950,139	1,185,490,640
North American Tech	195,677,801	170,166,179
North American Tech-Multimedia Networking	290,792,157	373,093,180
North American Tech-Software	598,225,729	915,294,913
PHLX Semiconductor	1,296,335,886	1,326,515,616

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Nasdaq Biotechnology	$1,192,774,475	$3,488,720	$(1,196,263,195)
North American Natural Resources	(172,118,523)	2,563,917	169,554,606
North American Tech	68,885,374	3,226,437	(72,111,811)
North American Tech-Multimedia Networking	(24,629,647)	6,020	24,623,627
North American Tech-Software	76,840,794	—	(76,840,794)
PHLX Semiconductor	(21,117,658)	726,428	20,391,230

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	Year ended March 31, 2016	Year ended March 31, 2015
Nasdaq Biotechnology
Ordinary income	$6,085,798	$9,051,115

The tax character of distributions paid during the period ended March 31, 2016 and the years ended July 31, 2015 and July 31, 2014 was as follows:

iShares ETF	Period ended March 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014
North American Natural Resources
Ordinary income	$29,675,012	$41,026,019	$33,343,672

North American Tech
Ordinary income	$6,242,558	$6,741,637	$6,042,520

North American Tech-Multimedia Networking
Ordinary income	$765,283	$1,271,995	$1,115,183

North American Tech-Software
Ordinary income	$6,319,566	$3,012,527	$4,316,385

PHLX Semiconductor
Ordinary income	$3,603,683	$9,730,336	$4,029,148

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Nasdaq Biotechnology	$—	$(119,473,576)	$(2,721,635,852)	$(27,222,509)	$(2,868,331,937)
North American Natural Resources	—	(219,816,231)	(570,067,697)	(63,024,666)	(852,908,594)
North American Tech	3,055,962	(23,908,241)	145,767,119	(617,074)	124,297,766
North American Tech-Multimedia Networking	—	(91,515,267)	(8,043,906)	(2,630)	(99,561,803)
North American Tech-Software	543	(36,386,532)	(38,320,063)	(192,240)	(74,898,292)
PHLX Semiconductor	—	(40,366,360)	(46,980,145)	(4,171,016)	(91,517,521)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Nasdaq Biotechnology	$16,518,574	$3,156,944	$79,449,573	$20,348,485	$119,473,576
North American Natural Resources	103,652,834	17,704,391	84,798,764	13,660,242	219,816,231
North American Tech	1,487,379	5,220,553	10,528,527	6,671,782	23,908,241
North American Tech-Multimedia Networking	60,474,745	1,494,613	14,891,975	14,653,934	91,515,267
North American Tech-Software	2,859,592	5,811,578	27,274,356	441,006	36,386,532
PHLX Semiconductor	17,343,587	6,663,495	4,103,013	12,256,265	40,366,360

[a]	Must be utilized prior to losses subject to expiration.

For the period ended March 31, 2016, the iShares North American Tech ETF utilized $1,088,878 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$10,260,628,540	$9,527,090	$(2,731,162,942)	$(2,721,635,852)
North American Natural Resources	1,647,557,814	17,488,985	(587,564,658)	(570,075,673)
North American Tech	750,504,191	192,977,069	(47,209,950)	145,767,119
North American Tech-Multimedia Networking	68,860,870	576,392	(8,620,298)	(8,043,906)
North American Tech-Software	802,014,658	21,420,373	(59,740,436)	(38,320,063)
PHLX Semiconductor	453,740,669	6,908,302	(53,888,447)	(46,980,145)

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF, iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	65

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Nasdaq Biotechnology	$28,445,204
North American Natural Resources	29,906,065
North American Tech	11,628,763
North American Tech-Multimedia Networking	915,576
North American Tech-Software	9,086,355
PHLX Semiconductor	3,682,296

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2016 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Nasdaq Biotechnology	100.00%
North American Natural Resources	93.59
North American Tech	100.00
North American Tech-Multimedia Networking	100.00
North American Tech-Software	100.00
PHLX Semiconductor	100.00

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Nasdaq Biotechnology	$0.234758	$—	$0.010478	$0.245236	96%	—%	4%	100%
North American Natural Resources	0.664003	—	—	0.664003	100	—	—	100
North American Tech	0.762370	—	—	0.762370	100	—	—	100
PHLX Semiconductor	0.917034	—	—	0.917034	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Nasdaq Biotechnology ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

iShares North American Natural Resources ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares North American Tech ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

iShares North American Tech-Multimedia Networking ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,317	99.84
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares North American Tech-Software ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,317	99.84

	1,319	100.00%

iShares PHLX Semiconductor ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Nasdaq Biotechnology ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015 is USD 1.33 million. This figure is comprised of fixed remuneration of USD 516.62 thousand and variable remuneration of USD 811.78 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 157.88 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 38.23 thousand.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	73

Notes:

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, Morningstar, Inc. or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-313-0316

MARCH 31, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
➢	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets declined for the 12 months ended March 31, 2016 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -4.34% for the reporting period.

The reporting period was characterized by a continued divergence in economic growth and central bank policy between the U.S. and the rest of the world. The U.S. economy remained one of the strongest economies among developed countries, growing by 2.4% in 2015. In response, the U.S. Federal Reserve Bank (the “Fed”) raised its short-term interest rate target for the first time since June 2006. The Fed’s December 2015 rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In contrast, weaker economic growth in most other regions of the globe led many of the world’s central banks to take more aggressive actions to stimulate economic activity. For example, the European Central Bank initiated quantitative easing at the beginning of the reporting period and expanded these measures in late 2015 and early 2016. Meanwhile, the Bank of Japan supplemented its own quantitative easing program by introducing negative interest rates in early 2016.

Other factors contributed to heightened volatility in the global equity markets during the reporting period. Geopolitical turmoil in the Middle East continued to cast a shadow over global equity markets. Energy and commodity prices fell sharply during the reporting period as slowing economic growth in China — the world’s largest consumer of commodities — dampened demand.

Regionally, U.S. stocks held up the best, posting relatively flat returns for the reporting period. This performance reflected an inconsistent and uncertain economic environment. On the positive side, employment growth was fairly robust, sending the unemployment rate to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. However, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

European equity markets declined by approximately 8% for the reporting period. Economic growth in the Eurozone was just 1.6% in 2015, though this represented a measure of improvement over its 1% growth rate in 2014. Ireland, Denmark, and Belgium were among the only European equity markets to post positive returns for the reporting period, while markets in Spain and Italy declined the most.

Equity markets in the Asia/Pacific region fell by approximately 10% as economic growth in the region’s major economies —including China and Japan — slowed markedly. The New Zealand stock market fared the best for the reporting period, while markets in Australia and Singapore underperformed.

Emerging markets stocks were down by about 12% for the reporting period. Emerging economies dependent on commodity exports were adversely affected by declining demand and lower commodity prices, with some falling into recession. The best-performing emerging markets included Hungary, Russia, and Turkey, while markets in Greece, Egypt, and China fell the most.

Currency fluctuations had a slightly positive impact on global equity market performance as the U.S. dollar depreciated against a number of foreign currencies during the reporting period. The U.S. Dollar Index, which measures the dollar against a basket of six major foreign currencies, declined by 4% for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

Performance as of March 31, 2016

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(2.18)%	(1.62)%	(0.28)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual				Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a,b]		Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a,b]		Annualized Expense Ratio [b]
$1,000.00	$956.50	$0.00	[c]	$1,000.00	$1,025.00	$0.00	[c]	0.00%	[d]

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF. For the period from September 29, 2015 (inception date of the Fund) through March 31, 2016 (the “reporting period”), the total return for the Fund was -2.18%, net of fees, while the total return for the Index was -0.28%.

Japan’s economy contracted in the final quarter of 2015 as consumption, exports, and housing declined. The Japanese yen strengthened against the U.S. dollar during the reporting period, which diminished the competitiveness of Japanese automakers and other large exporters. The strengthening Japanese yen also meant the Index’s currency hedge detracted from performance for the reporting period. The country’s exports and production were also negatively affected by slowdowns in emerging markets, particularly in China. In February 2016, Japan’s industrial production fell the most since the March 2011 earthquake amid falling exports.

To combat economic weakness, the Bank of Japan (“BoJ”) continued to take unprecedented and extraordinary measures to stimulate economic growth. The central bank maintained its large asset purchase program in December 2015 when it announced a plan to purchase longer-maturity bonds, as well as exchange-traded funds that track the JPX-Nikkei Index 400. The decision represented a commitment to extend prior asset purchases to generate growth and inflation. In February 2016, the BoJ instituted negative interest rates on deposits in an attempt to encourage spending over saving. Despite these efforts, Japanese inflation remained near zero for the reporting period, mirroring the deflationary difficulties Japan has faced for approximately 20 years.

Despite the weak economic data, investor optimism about increasing economic stimulus by the BoJ and ongoing reform measures generally helped the equity portion of the Index for the reporting period. However, the positive return of the equity portion of the Index was more than offset by the negative effect of hedging against the rising Japanese yen, resulting in a negative return for the reporting period.

ALLOCATION BY SECTOR1

As of 3/31/16

Sector	Percentage of Total Investments [2]

Industrials	21.05%
Consumer Discretionary	18.19
Financials	16.73
Information Technology	10.20
Consumer Staples	10.14
Health Care	9.80
Telecommunication Services	6.52
Materials	5.99
Utilities	0.93
Energy	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 3/31/16

Security	Percentage of Total Investments [2]

Japan Tobacco Inc.	2.05%
Nippon Telegraph & Telephone Corp.	1.95
KDDI Corp.	1.84
Takeda Pharmaceutical Co. Ltd.	1.45
SoftBank Group Corp.	1.42
Honda Motor Co. Ltd.	1.41
Seven & I Holdings Co. Ltd.	1.35
NTT DOCOMO Inc.	1.32
FANUC Corp.	1.26
Toyota Motor Corp.	1.21

TOTAL	15.26%

[1]	Reflects the allocation of the iShares JPX-Nikkei 400 ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® JPX-NIKKEI 400 ETF

Performance as of March 31, 2016

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Fund NAV	(5.78)%	3.77%	(0.73)%	(5.78)%	20.34%	(7.04)%
Fund Market	(5.95)%	3.89%	(0.77)%	(5.95)%	21.00%	(7.45)%
Index[a,b]	(5.32)%	4.00%	(0.62)%	(5.32)%	21.65%	(6.01)%
S&P/TOPIX 150	(8.04)%	3.39%	(0.91)%	(8.04)%	18.16%	(8.70)%
JPX-Nikkei Index 400[c,d]	(5.79)%	n/a	n/a	(5.79)%	n/a	n/a

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400, which effective as of September 4, 2015 replaced the S&P/TOPIX 150TM as the underlying index of the Fund.
[b]	Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.
[c]	Index returns reflect the net total return version of the Index, which is calculated including dividends but withholds taxes based on the maximum withholding tax rates applicable to dividends received by non-resident investors.
[d]	The average annual total return of the JPX-Nikkei Index 400 for the period October 20, 2014 (the inception date of the underlying index) through March 31, 2016 was 4.80%. The cumulative total return for the same period was 7.01%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.00	$2.44	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPX-NIKKEI 400 ETF

The iShares JPX-Nikkei 400 ETF (the “Fund”) (formerly the iShares Japan Large-Cap ETF) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2016, the total return for the Fund was -5.78%, net of fees, while the total return for the Index was -5.32%*.

*	Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Japanese equities, as measured by the Index, declined for the reporting period, reflecting concerns about domestic economic growth, as well as weak regional growth due to China’s economic slowdown. Global stocks generally declined over the same period in an environment of significant global central bank accommodative policy, although Japanese equities underperformed the broad global market.

Japan’s economy contracted in the final quarter of 2015 as consumption, exports, and housing declined. The Japanese yen strengthened against the U.S. dollar in the second half of the reporting period, which diminished the competitiveness of Japanese automakers and other large exporters. The country’s exports and production were also negatively affected by slowdowns in emerging markets, particularly in China. In February 2016, Japan’s industrial production fell the most since the March 2011 earthquake amid falling exports.

To combat economic weakness, the Bank of Japan (“BoJ”) continued to take unprecedented and extraordinary measures to stimulate economic growth. The central bank maintained its large asset purchase program in December 2015 when it announced a plan to purchase longer-maturity bonds, as well as exchange-traded funds that track the JPX-Nikkei Index 400. The decision represented a commitment to extend prior asset purchases to generate growth and inflation. In February 2016, the BoJ instituted negative interest rates on deposits in an attempt to encourage spending over saving. Despite these efforts, Japanese inflation remained near zero for the reporting period, mirroring the deflationary difficulties Japan has faced for approximately 20 years.

ALLOCATION BY SECTOR

As of 3/31/16

Sector	Percentage of Total Investments*

Industrials	21.05%
Consumer Discretionary	18.19
Financials	16.73
Information Technology	10.20
Consumer Staples	10.14
Health Care	9.80
Telecommunication Services	6.52
Materials	5.99
Utilities	0.93
Energy	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/16

Security	Percentage of Total Investments*

Japan Tobacco Inc.	2.05%
Nippon Telegraph & Telephone Corp.	1.95
KDDI Corp.	1.84
Takeda Pharmaceutical Co. Ltd.	1.45
SoftBank Group Corp.	1.42
Honda Motor Co. Ltd.	1.41
Seven & I Holdings Co. Ltd.	1.35
NTT DOCOMO Inc.	1.32
FANUC Corp.	1.26
Toyota Motor Corp.	1.21

TOTAL	15.26%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

EXCHANGE-TRADED FUNDS — 99.98%
iShares JPX-Nikkei 400 ETF[a]	69,407	$3,452,998

		3,452,998

TOTAL INVESTMENT COMPANIES
(Cost: $3,640,888)		3,452,998

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	1,726	1,726

		1,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,726)		1,726

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $3,642,614)		3,454,724
Other Assets, Less Liabilities — (0.03)%		(923)

NET ASSETS — 100.00%		$3,453,801

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of March 31, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY 612,701,000	USD 5,402,895	04/05/2016	BNP	$41,364
USD 142,083	JPY 15,956,000	05/06/2016	BNP	179

				41,543

JPY 382,332,000	USD 3,397,495	04/05/2016	BNP	(219)
USD 8,745,411	JPY 995,033,000	04/05/2016	BNP	(96,124)
JPY 3,481,000	USD 30,980	05/06/2016	BNP	(22)
USD 3,400,124	JPY 382,332,000	05/06/2016	BNP	(147)

				(96,512)

Net unrealized depreciation				$(54,969)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

JPY — Japanese Yen

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.97%

AIR FREIGHT & LOGISTICS — 0.30%
Kintetsu World Express Inc.	2,000	$26,620
Yamato Holdings Co. Ltd.	21,000	419,832

		446,452
AIRLINES — 0.39%
ANA Holdings Inc.	210,000	592,473

		592,473
AUTO COMPONENTS — 4.02%
Aisin Seiki Co. Ltd.	11,000	414,965
Bridgestone Corp.	40,000	1,496,508
Calsonic Kansei Corp.	10,000	74,469
Denso Corp.	28,000	1,127,025
Eagle Industry Co. Ltd.	1,000	13,195
Exedy Corp.	2,000	44,272
Koito Manufacturing Co. Ltd.	7,000	317,630
Mitsuba Corp.	2,000	30,944
NGK Spark Plug Co. Ltd.	10,000	191,646
NHK Spring Co. Ltd.	12,000	114,987
Nifco Inc./Japan	2,000	96,268
Nippon Seiki Co. Ltd.	2,000	38,721
NOK Corp.	6,000	102,602
Stanley Electric Co. Ltd.	8,000	181,147
Sumitomo Electric Industries Ltd.	48,000	584,652
Sumitomo Rubber Industries Ltd.	11,000	170,194
Tokai Rika Co. Ltd.	3,000	56,533
Toyo Tire & Rubber Co. Ltd.	5,000	74,736
Toyoda Gosei Co. Ltd.	4,000	77,299
Toyota Boshoku Corp.	4,000	65,270
Toyota Industries Corp.	10,000	450,198
TPR Co. Ltd.	1,000	26,282
TS Tech Co. Ltd.	3,000	70,306
Unipres Corp.	2,000	34,895
Yokohama Rubber Co. Ltd. (The)	10,000	164,687

		6,019,431
AUTOMOBILES — 5.98%
Daihatsu Motor Co. Ltd.	13,000	183,442
Fuji Heavy Industries Ltd.	36,000	1,273,188
Honda Motor Co. Ltd.	76,000	2,086,712
Isuzu Motors Ltd.	33,000	341,172
Mazda Motor Corp.	36,000	559,402
Mitsubishi Motors Corp.	45,000	337,515
Nissan Motor Co. Ltd.	159,000	1,473,362
Suzuki Motor Corp.	24,000	642,947

Security	Shares	Value
Toyota Motor Corp.	34,000	$1,800,507
Yamaha Motor Co. Ltd.	16,000	266,489

		8,964,736
BANKS — 6.06%
Aozora Bank Ltd.	70,000	244,762
Bank of Yokohama Ltd. (The)[a]	80,000	364,073
Chiba Bank Ltd. (The)	40,000	199,653
Chugoku Bank Ltd. (The)	11,000	114,702
Fukuoka Financial Group Inc.	50,000	163,263
Gunma Bank Ltd. (The)	30,000	124,116
Hachijuni Bank Ltd. (The)	30,000	129,454
Hiroshima Bank Ltd. (The)	30,000	109,702
Hokuhoku Financial Group Inc.	80,000	105,343
Iyo Bank Ltd. (The)	16,000	104,916
Joyo Bank Ltd. (The)	40,000	137,373
Juroku Bank Ltd. (The)	20,000	59,789
Keiyo Bank Ltd. (The)	10,000	36,211
Mitsubishi UFJ Financial Group Inc.	342,000	1,586,841
Mizuho Financial Group Inc.	1,148,000	1,716,970
Nishi-Nippon City Bank Ltd. (The)	40,000	70,822
North Pacific Bank Ltd.	17,000	43,107
Resona Holdings Inc.	131,000	468,078
Seven Bank Ltd.	42,000	179,367
Shinsei Bank Ltd.	100,000	130,789
Shizuoka Bank Ltd. (The)	30,000	216,736
Sumitomo Mitsui Financial Group Inc.	59,000	1,791,076
Sumitomo Mitsui Trust Holdings Inc.	230,040	674,596
Suruga Bank Ltd.	12,000	211,184
Yamaguchi Financial Group Inc.	10,000	91,018

		9,073,941
BEVERAGES — 1.04%
Asahi Group Holdings Ltd.	23,000	717,657
Ito EN Ltd.	4,000	126,518
Kirin Holdings Co. Ltd.	51,000	716,028

		1,560,203
BUILDING PRODUCTS — 1.34%
Aica Kogyo Co. Ltd.	4,000	84,132
Asahi Glass Co. Ltd.	60,000	328,840
Daikin Industries Ltd.	16,000	1,197,491
Sankyo Tateyama Inc.	2,000	25,962
Sanwa Holdings Corp.	13,000	96,811
TOTO Ltd.	9,000	281,062

		2,014,298

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
CAPITAL MARKETS — 1.37%
Daiwa Securities Group Inc.	100,000	$615,953
Jafco Co. Ltd.[a]	2,000	61,569
kabu.com Securities Co. Ltd.	10,000	32,030
Matsui Securities Co. Ltd.	6,000	51,194
Nihon M&A Center Inc.	2,000	116,553
Nomura Holdings Inc.	206,000	921,726
Okasan Securities Group Inc.	10,000	52,316
SBI Holdings Inc./Japan	13,000	132,203
Tokai Tokyo Financial Holdings Inc.	13,000	71,364

		2,054,908
CHEMICALS — 4.01%
Air Water Inc.	10,000	148,227
Asahi Kasei Corp.	70,000	473,891
Daicel Corp.	20,000	273,678
Denka Co. Ltd.	20,000	82,388
DIC Corp.	50,000	119,667
Hitachi Chemical Co. Ltd.	6,000	108,101
JSR Corp.	12,000	172,748
Kansai Paint Co. Ltd.	13,000	209,120
Kuraray Co. Ltd.	19,000	232,608
Mitsubishi Chemical Holdings Corp.	80,000	418,168
Nihon Parkerizing Co. Ltd.	6,000	54,344
Nippon Kayaku Co. Ltd.	10,000	101,250
Nippon Paint Holdings Co. Ltd.	9,000	199,947
Nippon Synthetic Chemical Industry Co. Ltd. (The)	2,000	12,687
Nissan Chemical Industries Ltd.	7,000	180,613
Nitto Denko Corp.	9,000	501,028
NOF Corp.	10,000	71,000
Shin-Etsu Chemical Co. Ltd.	21,000	1,088,162
Sumitomo Chemical Co. Ltd.	90,000	407,580
Taiyo Nippon Sanso Corp.	9,000	85,520
Toray Industries Inc.	90,000	768,077
Tosoh Corp.	30,000	126,251
Ube Industries Ltd.	60,000	106,232
Zeon Corp.	10,000	64,772

		6,006,059
COMMERCIAL SERVICES & SUPPLIES — 0.93%
Aeon Delight Co. Ltd.	1,000	32,163
Park24 Co. Ltd.	6,000	168,157
Pilot Corp.	2,000	76,338
Secom Co. Ltd.	12,000	893,207
Sohgo Security Services Co. Ltd.	4,000	217,092

		1,386,957

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.02%
Hitachi Kokusai Electric Inc.	2,000	$24,076

		24,076
CONSTRUCTION & ENGINEERING — 1.40%
Chiyoda Corp.	10,000	73,402
COMSYS Holdings Corp.	6,000	92,780
Hazama Ando Corp.	8,000	39,005
JGC Corp.	12,000	179,901
Kajima Corp.	60,000	376,885
Kyowa Exeo Corp.	5,000	55,608
Nippo Corp.	2,000	33,685
Obayashi Corp.	40,000	395,035
Shimizu Corp.	40,000	339,517
Sumitomo Mitsui Construction Co. Ltd.	49,000	44,032
Taisei Corp.	70,000	463,366

		2,093,216
CONSTRUCTION MATERIALS — 0.11%
Taiheiyo Cement Corp.	70,000	161,306

		161,306
CONSUMER FINANCE — 0.34%
Acom Co. Ltd.[a]	23,000	116,028
AEON Financial Service Co. Ltd.	7,000	165,417
Credit Saison Co. Ltd.	9,000	156,867
Hitachi Capital Corp.	3,000	65,394

		503,706
DIVERSIFIED CONSUMER SERVICES — 0.08%
Benesse Holdings Inc.	4,000	115,308

		115,308
DIVERSIFIED FINANCIAL SERVICES — 1.31%
Century Tokyo Leasing Corp.	3,000	111,437
Fuyo General Lease Co. Ltd.	1,000	42,751
IBJ Leasing Co. Ltd.	2,000	35,553
Japan Exchange Group Inc.	33,000	506,179
Mitsubishi UFJ Lease & Finance Co. Ltd.	28,000	123,066
ORIX Corp.	80,000	1,142,756

		1,961,742
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.93%
Nippon Telegraph & Telephone Corp.	67,000	2,889,951

		2,889,951
ELECTRICAL EQUIPMENT — 1.55%
Fuji Electric Co. Ltd.	30,000	103,830
Mitsubishi Electric Corp.	120,000	1,259,309
Nidec Corp.	14,000	959,242

		2,322,381

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.71%
Alps Electric Co. Ltd.	10,000	$174,563
Anritsu Corp.	7,000	38,552
Enplas Corp.	1,000	37,101
Hamamatsu Photonics KK	8,000	221,006
Hirose Electric Co. Ltd.	2,050	226,349
Hitachi High-Technologies Corp.	4,000	112,816
Hitachi Ltd.	290,000	1,358,726
HORIBA Ltd.	2,000	74,737
Japan Aviation Electronics Industry Ltd.	2,000	23,453
Keyence Corp.	2,436	1,330,540
Kyocera Corp.	19,000	837,964
Murata Manufacturing Co. Ltd.	12,000	1,448,819
Oki Electric Industry Co. Ltd.	50,000	70,733
Omron Corp.	13,000	387,473
TDK Corp.	7,000	389,252
Topcon Corp.	4,000	52,814
Yaskawa Electric Corp.	14,000	161,804
Yokogawa Electric Corp.	11,000	113,822

		7,060,524
FOOD & STAPLES RETAILING — 2.73%
Aeon Co. Ltd.	46,000	665,474
Ain Holdings Inc.	1,000	51,337
Cosmos Pharmaceutical Corp.	1,000	166,466
FamilyMart Co. Ltd.	3,000	156,146
Lawson Inc.	4,000	335,246
Matsumotokiyoshi Holdings Co. Ltd.	2,000	104,809
Seven & I Holdings Co. Ltd.	47,000	2,003,861
Sugi Holdings Co. Ltd.	2,000	105,699
Sundrug Co. Ltd.	2,000	149,829
Tsuruha Holdings Inc.	2,000	196,984
Valor Holdings Co. Ltd.	2,000	50,518
Welcia Holdings Co. Ltd.	1,000	57,654
Yaoko Co. Ltd.	1,000	44,264

		4,088,287
FOOD PRODUCTS — 2.04%
Ajinomoto Co. Inc.	30,000	677,833
Calbee Inc.	5,000	198,852
Kewpie Corp.	6,000	136,234
Kikkoman Corp.	10,000	329,196
MEIJI Holdings Co. Ltd.	8,000	644,157
NH Foods Ltd.	10,000	220,650
Nichirei Corp.	10,000	81,498

Security	Shares	Value
Nissin Foods Holdings Co. Ltd.	5,000	$235,331
Toyo Suisan Kaisha Ltd.	6,000	215,668
Yakult Honsha Co. Ltd.	7,000	310,468

		3,049,887
GAS UTILITIES — 0.71%
Osaka Gas Co. Ltd.	120,000	461,658
Tokyo Gas Co. Ltd.	130,000	606,886

		1,068,544
HEALTH CARE EQUIPMENT & SUPPLIES — 1.97%
Hoya Corp.	26,000	990,311
Nihon Kohden Corp.	5,000	124,472
Olympus Corp.	17,000	661,728
Sysmex Corp.	9,000	563,726
Terumo Corp.	17,000	610,303

		2,950,540
HEALTH CARE PROVIDERS & SERVICES — 0.47%
Alfresa Holdings Corp.	14,000	268,926
Medipal Holdings Corp.	11,000	174,403
Miraca Holdings Inc.	3,000	123,449
Ship Healthcare Holdings Inc.	2,000	50,447
Toho Holdings Co. Ltd.	4,000	85,698

		702,923
HEALTH CARE TECHNOLOGY — 0.17%
M3 Inc.	10,000	251,969

		251,969
HOTELS, RESTAURANTS & LEISURE — 0.73%
HIS Co. Ltd.	2,000	55,963
Oriental Land Co. Ltd./Japan	13,000	921,838
Resorttrust Inc.	5,000	112,505

		1,090,306
HOUSEHOLD DURABLES — 2.33%
Casio Computer Co. Ltd.	11,000	222,261
Fujitsu General Ltd.	2,000	30,909
Haseko Corp.	15,000	139,864
Iida Group Holdings Co. Ltd.	10,000	195,294
Misawa Homes Co. Ltd.	2,000	13,257
Nikon Corp.	21,000	321,740
Panasonic Corp.	128,000	1,176,992
Pressance Corp.	200	7,669
Rinnai Corp.	2,000	176,876
Sekisui Chemical Co. Ltd.	28,000	345,282
Sekisui House Ltd.	42,000	709,809
Starts Corp. Inc.	2,000	44,557
Sumitomo Forestry Co. Ltd.	9,000	103,537

		3,488,047

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.45%
Pigeon Corp.	6,000	$156,786
Unicharm Corp.	24,000	522,942

		679,728
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.21%
Electric Power Development Co. Ltd.	10,000	312,736

		312,736
INDUSTRIAL CONGLOMERATES — 0.14%
Keihan Electric Railway Co. Ltd.	30,000	211,664

		211,664
INSURANCE — 3.05%
Dai-ichi Life Insurance Co. Ltd. (The)	72,000	872,815
MS&AD Insurance Group Holdings Inc.	34,000	948,654
Sompo Japan Nipponkoa Holdings Inc.	25,000	709,106
Sony Financial Holdings Inc.	11,000	140,736
T&D Holdings Inc.	41,000	382,842
Tokio Marine Holdings Inc.	45,000	1,521,420

		4,575,573
INTERNET & CATALOG RETAIL — 0.47%
Rakuten Inc.	56,000	540,843
Start Today Co. Ltd.	4,000	161,573

		702,416
INTERNET SOFTWARE & SERVICES — 0.54%
COOKPAD Inc.	3,000	48,125
Dena Co. Ltd.	5,000	86,258
GMO Internet Inc.	4,000	53,490
Gree Inc.	7,000	38,489
Kakaku.com Inc.	9,000	167,356
Mixi Inc.	2,000	74,381
Yahoo Japan Corp.	81,000	345,202

		813,301
IT SERVICES — 1.04%
Fujitsu Ltd.	110,000	407,723
Itochu Techno-Solutions Corp.	3,000	56,693
Nomura Research Institute Ltd.	7,480	252,228
NTT Data Corp.	7,000	351,884
Obic Co. Ltd.	4,000	211,753
Otsuka Corp.	3,000	158,548
SCSK Corp.	3,000	117,443

		1,556,272

Security	Shares	Value
LEISURE PRODUCTS — 1.00%
Bandai Namco Holdings Inc.	11,000	$240,171
Heiwa Corp.	3,000	62,272
Sega Sammy Holdings Inc.	12,000	131,002
Shimano Inc.	5,000	784,732
Universal Entertainment Corp.	1,000	16,629
Yamaha Corp.	9,000	271,453

		1,506,259
MACHINERY — 5.44%
Ebara Corp.	30,000	125,450
FANUC Corp.	12,000	1,866,809
Hino Motors Ltd.	16,000	173,246
Hitachi Construction Machinery Co. Ltd.	5,000	79,541
Hoshizaki Electric Co. Ltd.	3,000	250,634
IHI Corp.	90,000	190,578
JTEKT Corp.	12,000	155,879
Kawasaki Heavy Industries Ltd.	90,000	260,243
Komatsu Ltd.	58,000	988,727
Kubota Corp.	55,000	751,880
Makita Corp.	7,000	434,717
Minebea Co. Ltd.	20,000	156,235
Mitsubishi Heavy Industries Ltd.	200,000	743,983
Mitsui Engineering & Shipbuilding Co. Ltd.	40,000	59,789
Nabtesco Corp.	6,000	134,846
Nachi-Fujikoshi Corp.	10,000	34,877
Namura Shipbuilding Co. Ltd.	4,000	30,001
NGK Insulators Ltd.	13,000	240,464
NSK Ltd.	23,000	210,774
OSG Corp.	5,000	93,465
SMC Corp./Japan	3,400	790,747
Sumitomo Heavy Industries Ltd.	30,000	124,116
Tadano Ltd.	5,000	46,488
THK Co. Ltd.	8,000	147,765
Tsubakimoto Chain Co.	10,000	62,013

		8,153,267
MARINE — 0.13%
Nippon Yusen KK	100,000	193,069

		193,069
MEDIA — 1.10%
Avex Group Holdings Inc.	2,000	26,104
CyberAgent Inc.	3,000	139,597
Daiichikosho Co. Ltd.	3,000	130,789

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
Dentsu Inc.	13,000	$653,499
Fuji Media Holdings Inc.	12,000	131,963
Hakuhodo DY Holdings Inc.	16,000	181,503
Nippon Television Network Corp.	10,000	165,221
Toho Co. Ltd./Tokyo	8,000	210,757
USEN Corp.[a]	5,000	14,502

		1,653,935
METALS & MINING — 1.64%
Asahi Holdings Inc.	2,000	26,976
Dowa Holdings Co. Ltd.	20,000	111,571
Hitachi Metals Ltd.	10,000	103,296
JFE Holdings Inc.	33,025	445,446
Kobe Steel Ltd.	220,000	193,781
Mitsubishi Materials Corp.	70,000	198,052
Mitsui Mining & Smelting Co. Ltd.	30,000	48,045
Nippon Steel & Sumitomo Metal Corp.	54,004	1,038,806
Sumitomo Metal Mining Co. Ltd.	30,000	298,278

		2,464,251
MULTILINE RETAIL — 0.83%
Don Quijote Holdings Co. Ltd.	7,000	243,516
Isetan Mitsukoshi Holdings Ltd.	23,000	269,095
Izumi Co. Ltd.	2,000	86,392
J Front Retailing Co. Ltd.	15,000	199,253
Ryohin Keikaku Co. Ltd.	1,000	211,753
Seria Co. Ltd.	1,000	60,412
Takashimaya Co. Ltd.	20,000	167,445

		1,237,866
OIL, GAS & CONSUMABLE FUELS — 0.44%
INPEX Corp.	67,000	508,781
Nippon Gas Co. Ltd.	2,000	45,216
Showa Shell Sekiyu KK	12,000	107,834

		661,831
PAPER & FOREST PRODUCTS — 0.17%
Daio Paper Corp.[b]	6,000	50,661
Oji Holdings Corp.	50,000	201,076

		251,737
PERSONAL PRODUCTS — 1.74%
Ci:z Holdings Co. Ltd.	2,000	41,016
Kao Corp.	32,000	1,709,115
Kobayashi Pharmaceutical Co. Ltd.	2,000	175,809
Kose Corp.	2,000	194,849
Shiseido Co. Ltd.	22,000	491,694

		2,612,483

Security	Shares	Value
PHARMACEUTICALS — 7.09%
Astellas Pharma Inc.	133,040	$1,771,381
Chugai Pharmaceutical Co. Ltd.	12,000	372,081
Daiichi Sankyo Co. Ltd.	40,003	890,676
Eisai Co. Ltd.	15,000	903,510
Hisamitsu Pharmaceutical Co. Inc.	4,000	179,011
Kaken Pharmaceutical Co. Ltd.	2,000	121,180
KYORIN Holdings Inc.	3,000	57,227
Kyowa Hakko Kirin Co. Ltd.	10,000	159,794
Mitsubishi Tanabe Pharma Corp.	14,000	243,765
Mochida Pharmaceutical Co. Ltd.	1,000	74,381
Ono Pharmaceutical Co. Ltd.	25,000	1,059,878
Otsuka Holdings Co. Ltd.	26,000	945,665
Rohto Pharmaceutical Co. Ltd.	6,000	109,435
Santen Pharmaceutical Co. Ltd.	22,000	331,385
Sawai Pharmaceutical Co. Ltd.	2,000	125,450
Shionogi & Co. Ltd.	17,000	801,183
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	238,089
Takeda Pharmaceutical Co. Ltd.	47,000	2,147,711
Tsumura & Co.	4,000	96,161

		10,627,963
PROFESSIONAL SERVICES — 0.08%
Temp Holdings Co. Ltd.	8,000	116,162

		116,162
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.43%
Aeon Mall Co. Ltd.	7,000	103,821
Daikyo Inc.	20,000	31,852
Daito Trust Construction Co. Ltd.	4,000	568,708
Daiwa House Industry Co. Ltd.	37,000	1,042,235
Hulic Co. Ltd.	23,000	220,188
Leopalace21 Corp.	14,000	84,701
Mitsubishi Estate Co. Ltd.	81,000	1,506,566
Mitsui Fudosan Co. Ltd.	60,000	1,498,999
Nomura Real Estate Holdings Inc.	7,000	129,543
NTT Urban Development Corp.	7,000	68,571
Relo Holdings Inc.	1,000	134,259
Sumitomo Real Estate Sales Co. Ltd.	1,000	19,280
Sumitomo Realty & Development Co. Ltd.	30,000	879,220
Takara Leben Co. Ltd.	5,000	29,628
Tokyo Tatemono Co. Ltd.	10,000	124,739
Tokyu Fudosan Holdings Corp.	28,000	190,329

		6,632,639

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
ROAD & RAIL — 5.24%
Central Japan Railway Co.	10,000	$1,770,986
East Japan Railway Co.	20,000	1,728,369
Hankyu Hanshin Holdings Inc.	80,000	511,055
Keio Corp.	30,000	263,713
Keisei Electric Railway Co. Ltd.	10,000	140,843
Kintetsu Group Holdings Co. Ltd.	110,000	446,283
Nagoya Railroad Co. Ltd.	60,000	280,795
Nankai Electric Railway Co. Ltd.	30,000	163,086
Nippon Express Co. Ltd.	40,000	182,214
Nishi-Nippon Railroad Co. Ltd.	20,000	130,611
Odakyu Electric Railway Co. Ltd.	40,000	435,962
Sankyu Inc.	10,000	45,732
Sotetsu Holdings Inc.	30,000	184,172
Tobu Railway Co. Ltd.	60,000	299,479
Tokyu Corp.	70,000	587,304
West Japan Railway Co.	11,000	680,092

		7,850,696
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
Disco Corp.	2,000	169,759
NuFlare Technology Inc.	100	4,435
Tokyo Electron Ltd.	10,000	652,698

		826,892
SOFTWARE — 0.36%
GungHo Online Entertainment Inc.[b]	26,000	73,331
Nexon Co. Ltd.	10,000	170,737
Oracle Corp. Japan	2,000	112,460
Trend Micro Inc./Japan	5,000	183,282

		539,810
SPECIALTY RETAIL — 1.31%
ABC-Mart Inc.	1,000	64,149
AOKI Holdings Inc.	3,000	36,301
Fast Retailing Co. Ltd.	2,100	673,001
Geo Holdings Corp.	2,000	33,293
Hikari Tsushin Inc.	1,000	76,249
K’s Holdings Corp.	2,000	66,373
Nitori Holdings Co. Ltd.	5,000	458,650
Sanrio Co. Ltd.[b]	3,000	58,748
Shimamura Co. Ltd.	1,000	125,006
T-Gaia Corp.	1,000	11,593
United Arrows Ltd.	2,000	82,833
USS Co. Ltd.	15,000	239,957
VT Holdings Co. Ltd.	6,000	36,087

		1,962,240

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.87%
Brother Industries Ltd.	15,000	$172,694
Canon Inc.	60,050	1,792,497
FUJIFILM Holdings Corp.	27,000	1,069,238
Konica Minolta Inc.	28,000	238,160
NEC Corp.	135,000	339,917
Ricoh Co. Ltd.	37,000	377,259
Seiko Epson Corp.	17,000	274,977
Wacom Co. Ltd.[b]	9,000	38,196

		4,302,938
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
ASICS Corp.	11,000	196,228
Seiko Holdings Corp.	10,000	39,681

		235,909
TOBACCO — 2.03%
Japan Tobacco Inc.	73,000	3,046,132

		3,046,132
TRADING COMPANIES & DISTRIBUTORS — 3.89%
ITOCHU Corp.	88,000	1,085,173
Iwatani Corp.	10,000	58,188
Kanamoto Co. Ltd.	2,000	47,137
Kanematsu Corp.	20,000	29,183
Marubeni Corp.	110,000	557,854
MISUMI Group Inc.	13,000	186,334
Mitsubishi Corp.	84,000	1,424,476
Mitsui & Co. Ltd.	101,000	1,163,708
MonotaRO Co. Ltd.	4,000	119,044
Nippon Steel & Sumikin Bussan Corp.	10,000	33,365
Sojitz Corp.	72,000	147,978
Sumitomo Corp.	71,000	706,557
Toyota Tsusho Corp.	12,000	271,507

		5,830,504
WIRELESS TELECOMMUNICATION SERVICES — 4.53%
KDDI Corp.	102,000	2,727,986
NTT DOCOMO Inc.	86,000	1,953,067
SoftBank Group Corp.	44,000	2,100,663

		6,781,716

TOTAL COMMON STOCKS
(Cost: $151,137,178)		148,282,160

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	197,554	$197,554
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	10,034	10,034
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	88,311	88,311

		295,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,899)		295,899

TOTAL INVESTMENTS IN SECURITIES — 99.17%
(Cost: $151,433,077)		148,578,059
Other Assets, Less Liabilities — 0.83%		1,245,274

NET ASSETS — 100.00%		$149,823,333

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2016

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$151,137,178
Affiliated (Note 2)	3,642,614	295,899

Total cost of investments	$3,642,614	$151,433,077

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$148,282,160
Affiliated (Note 2)	3,454,724	295,899

Total fair value of investments	3,454,724	148,578,059
Foreign currency, at value[b]	—	228,886
Receivables:
Investment securities sold	54,045	—
Dividends and interest	1	1,273,488
Unrealized appreciation on forward currency contracts (Note 1)	41,543	—
Tax reclaims	—	11,172

Total Assets	3,550,313	150,091,605

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	207,588
Unrealized depreciation on forward currency contracts (Note 1)	96,512	—
Investment advisory fees (Note 2)	—	60,684

Total Liabilities	96,512	268,272

NET ASSETS	$3,453,801	$149,823,333

Net assets consist of:
Paid-in capital	$4,181,883	$181,123,615
Undistributed (distributions in excess of) net investment income	(10)	712,123
Accumulated net realized loss	(485,212)	(29,173,661)
Net unrealized depreciation	(242,860)	(2,838,744)

NET ASSETS	$3,453,801	$149,823,333

Shares outstanding[c]	150,000	3,000,000

Net asset value per share	$23.03	$49.94

[a]	Securities on loan with values of $ — and $196,481, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $224,625, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2016

	iShares Currency Hedged JPX-Nikkei 400 ETF[a]	iShares JPX-Nikkei 400 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$—	$2,430,506
Dividends — affiliated (Note 2)	40,080	—
Interest — affiliated (Note 2)	6	57
Securities lending income — affiliated — net (Note 2)	—	6,566

Total investment income	40,086	2,437,129

EXPENSES
Investment advisory fees (Note 2)	12,754	550,741

Total expenses	12,754	550,741
Less investment advisory fees waived (Note 2)	(12,704)	—

Net expenses	50	550,741

Net investment income	40,036	1,886,388

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(12,350,881)
Investments — affiliated (Note 2)	(57,788)	—
In-kind redemptions — unaffiliated	—	2,958,721
In-kind redemptions — affiliated (Note 2)	28,543	—
Foreign currency transactions	(454,073)	(34,008)

Net realized loss	(483,318)	(9,426,168)

Net change in unrealized appreciation/depreciation on:
Investments	(187,891)	6,978,227
Forward currency contracts	(54,969)	—
Translation of assets and liabilities in foreign currencies	—	21,189

Net change in unrealized appreciation/depreciation	(242,860)	6,999,416

Net realized and unrealized loss	(726,178)	(2,426,752)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(686,142)	$(540,364)

[a]	For the period from September 29, 2015 (commencement of operations) to March 31, 2016.
[b]	Net of foreign withholding tax of $ — and $269,538, respectively.

See notes to financial statements.

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF
	Period from September 29, 2015[a] to March 31, 2016	Year ended March 31, 2016	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,036	$1,886,388	$968,172
Net realized gain (loss)	(483,318)	(9,426,168)	2,062,258
Net change in unrealized appreciation/depreciation	(242,860)	6,999,416	6,042,419

Net increase (decrease) in net assets resulting from operations	(686,142)	(540,364)	9,072,849

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,046)	(1,394,992)	(1,130,724)
From net realized gain	(19,133)	—	—

Total distributions to shareholders	(59,179)	(1,394,992)	(1,130,724)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,692,694	87,079,953	—
Cost of shares redeemed	(4,493,572)	(15,863,566)	(15,627,321)

Net increase (decrease) in net assets from capital share transactions	4,199,122	71,216,387	(15,627,321)

INCREASE (DECREASE) IN NET ASSETS	3,453,801	69,281,031	(7,685,196)

NET ASSETS
Beginning of period	—	80,542,302	88,227,498

End of period	$3,453,801	$149,823,333	$80,542,302

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10)	$712,123	$175,858

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,800,000	—
Shares redeemed	(200,000)	(300,000)	(300,000)

Net increase (decrease) in shares outstanding	150,000	1,500,000	(300,000)

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged JPX-Nikkei 400 ETF

Period from Sep. 29, 2015[a] to Mar. 31, 2016
Net asset value, beginning of period	$23.88

Income from investment operations:
Net investment income[b]	0.23
Net realized and unrealized loss[c]	(0.69)

Total from investment operations	(0.46)

Less distributions from:
Net investment income	(0.20)
Net realized gain	(0.19)

Total distributions	(0.39)

Net asset value, end of period	$23.03

Total return	(2.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,454
Ratio of expenses to average net assets[e,f]	0.00%[g]
Ratio of expenses to average net assets prior to waived fees[e,f]	0.59%
Ratio of net investment income to average net assets[e]	1.85%
Portfolio turnover rate[h,i]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 23 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of year	$53.69	$49.02	$46.27	$43.90	$45.15

Income from investment operations:
Net investment income[a]	0.87	0.61	0.70	0.69	0.73
Net realized and unrealized gain (loss)[b]	(3.93)	4.75	2.67	2.55	(1.03)

Total from investment operations	(3.06)	5.36	3.37	3.24	(0.30)

Less distributions from:
Net investment income	(0.69)	(0.69)	(0.62)	(0.87)	(0.95)

Total distributions	(0.69)	(0.69)	(0.62)	(0.87)	(0.95)

Net asset value, end of year	$49.94	$53.69	$49.02	$46.27	$43.90

Total return	(5.78)%	11.03%	7.04%[c]	7.95%[c]	(0.45)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$149,823	$80,542	$88,227	$69,409	$79,017
Ratio of expenses to average net assets	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.67%	1.21%	1.41%	1.70%	1.71%
Portfolio turnover rate[d]	27%	2%	4%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400[a]	Non-diversified
JPX-Nikkei 400[b]	Diversified

[a]	The Fund commenced operations on September 29, 2015.
[b]	Formerly the iShares Japan Large-Cap ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF. The financial statements and schedule of investments for the iShares JPX-Nikkei 400 ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged JPX-Nikkei 400
Investments:
Assets:
Exchange-Traded Funds	$3,452,998	$—	$—	$3,452,998
Money Market Funds	1,726	—	—	1,726

Total	$3,454,724	$—	$—	$3,454,724

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$41,543	$—	$41,543
Liabilities:
Forward Currency Contracts	—	(96,512)	—	(96,512)

Total	$—	$(54,969)	$—	$(54,969)

JPX-Nikkei 400
Investments:
Assets:
Common Stocks	$147,918,087	$364,073	$—	$148,282,160
Money Market Funds	295,899	—	—	295,899

Total	$148,213,986	$364,073	$—	$148,578,059

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Currency Hedged JPX-Nikkei 400 ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPX-Nikkei 400
Deutsche Bank Securities Inc.	$58,665	$58,665	$—
Goldman Sachs & Co.	30,557	30,557	—
Morgan Stanley & Co. LLC	107,259	107,259	—

	$196,481	$196,481	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.59% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares JPX-Nikkei 400 ETF (“JPXN”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through July 31, 2017 on assets attributable to the Fund’s investments in JPXN (and those assets used by the Fund to hedge the currencies in which the securities in JPXN are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to JPXN’s net total expense ratio after fee waiver.

For its investment advisory services to the iShares JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund. Prior to September 4, 2015, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2016, the iShares JPX-Nikkei 400 ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $1,630.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Currency Hedged JPX-Nikkei 400 ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended March 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Currency Hedged JPX-Nikkei 400
iShares JPX-Nikkei 400 ETF	—	179,553	(110,146)	69,407	$3,452,998	$40,080	$(29,245)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$266,545	$724,208
JPX-Nikkei 400	31,765,566	31,214,156

In-kind transactions (see Note 4) for the year ended March 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged JPX-Nikkei 400	$8,760,114	$4,632,318
JPX-Nikkei 400	86,056,938	15,696,135

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF as of March 31, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$41,543

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$96,512

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF during the year ended March 31, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(454,073)	$(54,969)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the year ended March 31, 2016:

Average amounts purchased in U.S. dollars	$4,902,940
Average amounts sold in U.S. dollars	$9,066,885

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF that are subject to potential offset on the statement of assets and liabilities as of March 31, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$41,543	$(41,543)	$—

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$96,512	$(41,543)	$54,969

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Currency Hedged JPX-Nikkei 400 ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets directly or indirectly in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2016, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Currency Hedged JPX-Nikkei 400	$(17,239)	$—	$17,239
JPX-Nikkei 400	774,132	44,869	(819,001)

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2016 and March 31, 2015 was as follows:

iShares ETF	2016	2015
Currency Hedged JPX-Nikkei 400
Long-term capital gain	$11,480	$	N/A
Ordinary income	47,699		N/A

	$59,179	$	N/A

JPX-Nikkei 400
Ordinary income	$1,394,992		$1,130,724

As of March 31, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Currency Hedged JPX-Nikkei 400	$—	$—	$(197,218)	$(530,864)	$(728,082)
JPX-Nikkei 400	952,106	(21,982,694)	(10,175,386)	(94,308)	(31,300,282)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
JPX-Nikkei 400	$13,464,536	$1,586,598	$3,393,670	$3,537,890	$21,982,694

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$3,651,942	$—	$(197,218)	$(197,218)
JPX-Nikkei 400	158,769,719	12,702,509	(22,894,169)	(10,191,660)

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF (the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 27, 2016

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2016:

iShares ETF	Qualified Dividend Income
Currency Hedged JPX-Nikkei 400	$38,162
JPX-Nikkei 400	2,631,207

For the fiscal year ended March 31, 2016, the iShares Currency Hedged JPX-Nikkei 400 ETF intends to pass through to its shareholders foreign source income earned of $42,240 and foreign taxes paid of $3,707 by the underlying fund.

For the fiscal year ended March 31, 2016, the iShares JPX-Nikkei 400 ETF earned foreign source income of $2,700,044 and paid foreign taxes of $269,422 which it intends to pass through to its shareholders.

The iShares Currency Hedged JPX-Nikkei 400 ETF hereby designates $11,480 as 20% rate long-term capital gain dividends for the fiscal year ended March 31, 2016.

The iShares Currency Hedged JPX Nikkei 400 ETF hereby designates $7,653 as short-term capital gain dividends for the fiscal year ended March 31, 2016.

TAX INFORMATION	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400	$0.163222	$0.191330	$0.037008	$0.391560	42%	49%	9%	100%
JPX-Nikkei 400	0.564215	—	0.127791	0.692006	82	—	18	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for the Fund.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged JPX-Nikkei 400 ETF

Period Covered: September 29, 2015 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	1.57%
Greater than 0.5% and Less than 1.0%	30	23.62
Between 0.5% and –0.5%	84	66.15
Less than –0.5% and Greater than –1.0%	7	5.51
Less than –1.0% and Greater than –1.5%	1	0.79
Less than –1.5%	3	2.36

	127	100.00%

iShares JPX-Nikkei 400 ETF

Period Covered: January 1, 2011 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	5	0.38%
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	5	0.38
Greater than 2.0% and Less than 2.5%	22	1.67
Greater than 1.5% and Less than 2.0%	47	3.56
Greater than 1.0% and Less than 1.5%	89	6.75
Greater than 0.5% and Less than 1.0%	191	14.48
Between 0.5% and –0.5%	513	38.89
Less than –0.5% and Greater than –1.0%	202	15.31
Less than –1.0% and Greater than –1.5%	134	10.16
Less than –1.5% and Greater than –2.0%	45	3.41
Less than –2.0% and Greater than –2.5%	34	2.58
Less than –2.5% and Greater than –3.0%	11	0.83
Less than –3.0% and Greater than –3.5%	8	0.61
Less than –3.5% and Greater than –4.0%	4	0.30
Less than –4.0% and Greater than –4.5%	2	0.15
Less than –4.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	39

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 327 funds (as of March 31, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (67)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trusteesc (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

[c]	Robert H. Silver served as an Independent Trustee until March 31, 2016.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	43

Notes:

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-310-0316

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2015 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2016, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2). Robert H. Silver resigned from the Board of Trustees effective March 31, 2016.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the Registrant (the “Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the Staff of the Securities and Exchange Commission, or the SEC, regarding the application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC Staff’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also hold, as record owner, in excess of ten percent of the outstanding shares of one or more funds within the BlackRock investment company complex would result in a technical violation of the Loan Rule, requiring further analysis of PwC’s independence with respect to the Funds. However, PwC’s interpretation of the Loan Rule, in light of the facts of these lender relationships, leads it to conclude that such relationships when considered in the context of holdings in an open-end fund, including an exchange traded fund, should not be considered a violation of the Loan Rule.

PwC advised the Audit Committee that it believes it is independent with respect to the Funds and is in ongoing discussions with the SEC’s Staff to resolve this matter. PwC further advised the Audit Committee that after evaluating the facts and circumstances related to the matter described above, PwC has concluded that its lender relationships described above did not impact its application of objective and impartial judgement in the execution of the audits of the Funds’ financial statements. While PwC represented to the Audit Committee that it believes its interpretation of the Loan Rule is correct, neither PwC nor the Audit Committee can be certain of the final outcome.

The Audit Committee considered the lender relationships described by PwC and accepts as reasonable PwC’s assertions that (1) the lender relationships did not impact PwC’s application of objective and impartial judgment with respect to conducting its audits and issuing reports on the financial statements of the Funds; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lender relationships, PwC’s representation that its objectivity was not impaired in conducting its audits of the Funds’ financial statements and the assessment communicated to the Audit Committee by BlackRock Management.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain periods, the Funds’ filings with the SEC which contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds may be required to have independent audits conducted on the Funds’ previously audited financial statements by another independent registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing potentially could have a material adverse effect on the Funds.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seventy-six series of the Registrant for which the fiscal year-end is March 31, 2016 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $787,710 for the fiscal year ended March 31, 2015 and $1,044,180 for the fiscal year ended March 31, 2016.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2015 and March 31, 2016 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $212,724 for the fiscal year ended March 31, 2015 and $287,356 for the fiscal year ended March 31, 2016.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2015 and March 31, 2016 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2016 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were $3,730,242 for the fiscal year ended March 31, 2015 and $4,833,902 for the fiscal year ended March 31, 2016.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan. Robert H. Silver resigned from the Board of Trustees effective March 31, 2016.

Item 6.	Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.66%
Boeing Co. (The)	931,774	$118,279,392
General Dynamics Corp.	196,937	25,871,614
Honeywell International Inc.	598,560	67,068,648
Lockheed Martin Corp.	231,921	51,370,501
Northrop Grumman Corp.	270,731	53,577,665
Raytheon Co.	250,527	30,722,126
Rockwell Collins Inc.	196,072	18,079,799

		364,969,745
AIR FREIGHT & LOGISTICS — 0.55%
CH Robinson Worldwide Inc.	103,185	7,659,422
Expeditors International of Washington Inc.	171,374	8,364,765
United Parcel Service Inc. Class B	557,638	58,814,080

		74,838,267
AIRLINES — 0.31%
Southwest Airlines Co.	954,697	42,770,426

		42,770,426
AUTO COMPONENTS — 0.27%
Delphi Automotive PLC	415,255	31,152,430
Goodyear Tire & Rubber Co. (The)	187,666	6,189,225

		37,341,655
BANKS — 0.07%
Citizens Financial Group Inc.	166,135	3,480,528
Huntington Bancshares Inc./OH	584,194	5,573,211

		9,053,739
BEVERAGES — 2.90%
Brown-Forman Corp. Class B	150,516	14,821,311
Coca-Cola Co. (The)	3,031,639	140,637,733
Coca-Cola Enterprises Inc.	222,145	11,271,637
Constellation Brands Inc. Class A	263,166	39,761,751
Dr Pepper Snapple Group Inc.	280,320	25,066,214
Molson Coors Brewing Co. Class B	151,401	14,561,748
Monster Beverage Corp.[a]	224,675	29,967,152
PepsiCo Inc.	1,189,458	121,895,656

		397,983,202
BIOTECHNOLOGY — 5.18%
AbbVie Inc.	1,325,921	75,736,607
Alexion Pharmaceuticals Inc.[a,b]	337,086	46,929,113
Amgen Inc.	776,451	116,413,298
Baxalta Inc.	621,679	25,115,832
Biogen Inc.[a]	327,183	85,172,279
Celgene Corp.[a]	1,169,539	117,059,158
Gilead Sciences Inc.	2,045,094	187,862,335
Regeneron Pharmaceuticals Inc.[a]	116,823	42,107,682
Vertex Pharmaceuticals Inc.[a,b]	184,536	14,668,767

		711,065,071

Security	Shares	Value

BUILDING PRODUCTS — 0.18%
Allegion PLC	143,618	$9,149,903
Masco Corp.	499,139	15,697,921

		24,847,824
CAPITAL MARKETS — 1.30%
Affiliated Managers Group Inc.[a]	50,195	8,151,668
Ameriprise Financial Inc.	121,339	11,407,079
BlackRock Inc.[c]	115,216	39,239,113
Charles Schwab Corp. (The)	1,797,976	50,379,288
E*TRADE Financial Corp.[a]	422,814	10,354,715
Morgan Stanley	1,074,314	26,868,593
Northern Trust Corp.	199,784	13,019,923
T Rowe Price Group Inc.	248,502	18,254,957

		177,675,336
CHEMICALS — 1.91%
Air Products & Chemicals Inc.	139,288	20,064,437
Airgas Inc.	70,177	9,939,870
Ecolab Inc.	398,597	44,451,538
EI du Pont de Nemours & Co.	586,906	37,162,888
International Flavors & Fragrances Inc.	119,603	13,607,233
LyondellBasell Industries NV Class A	279,364	23,907,971
Monsanto Co.	329,437	28,904,802
PPG Industries Inc.	243,478	27,145,362
Praxair Inc.	208,829	23,900,479
Sherwin-Williams Co. (The)	117,349	33,405,740

		262,490,320
COMMERCIAL SERVICES & SUPPLIES — 0.52%
ADT Corp. (The)	147,937	6,103,881
Cintas Corp.	131,048	11,769,421
Republic Services Inc.	167,322	7,972,893
Stericycle Inc.[a,b]	127,304	16,064,492
Tyco International PLC	285,754	10,490,029
Waste Management Inc.	328,396	19,375,364

		71,776,080
COMMUNICATIONS EQUIPMENT — 0.93%
Cisco Systems Inc.	3,086,951	87,885,495
F5 Networks Inc.[a]	68,739	7,276,023
Harris Corp.	104,261	8,117,761
Juniper Networks Inc.	527,022	13,444,331
Motorola Solutions Inc.	142,355	10,776,274

		127,499,884
CONSTRUCTION MATERIALS — 0.27%
Martin Marietta Materials Inc.	96,353	15,369,267
Vulcan Materials Co.	199,182	21,027,644

		36,396,911

1

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value

CONSUMER FINANCE — 0.11%
Synchrony Financial[a]	524,538	$15,033,259

		15,033,259
CONTAINERS & PACKAGING — 0.19%
Avery Dennison Corp.	133,688	9,640,242
Ball Corp.	112,157	7,995,672
Sealed Air Corp.	167,409	8,037,306

		25,673,220
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	232,982	6,155,385

		6,155,385
DIVERSIFIED FINANCIAL SERVICES — 1.00%
CME Group Inc./IL	258,236	24,803,568
Intercontinental Exchange Inc.	177,884	41,827,644
Moody’s Corp.	253,706	24,497,851
Nasdaq Inc.	106,580	7,074,780
S&P Global Inc.	396,949	39,290,012

		137,493,855
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.03%
Level 3 Communications Inc.[a]	177,321	9,371,415
Verizon Communications Inc.	2,438,138	131,854,503

		141,225,918
ELECTRICAL EQUIPMENT — 0.21%
AMETEK Inc.	351,930	17,589,461
Rockwell Automation Inc.	94,425	10,740,844

		28,330,305
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Amphenol Corp. Class A	460,897	26,649,064
FLIR Systems Inc.	101,264	3,336,649
TE Connectivity Ltd.	232,512	14,397,143

		44,382,856
ENERGY EQUIPMENT & SERVICES — 0.14%
Schlemburger Ltd.[a]	286,424	19,204,729

		19,204,729
FOOD & STAPLES RETAILING — 1.54%
Costco Wholesale Corp.	289,523	45,623,034
CVS Health Corp.	756,048	78,424,859
Kroger Co. (The)	670,871	25,660,816
Walgreens Boots Alliance Inc.	736,004	62,000,977

		211,709,686
FOOD PRODUCTS — 1.78%
Campbell Soup Co.	269,443	17,187,769
ConAgra Foods Inc.	370,702	16,540,723

Security	Shares	Value

General Mills Inc.	550,424	$34,869,361
Hershey Co. (The)	118,267	10,891,208
Hormel Foods Corp.	403,825	17,461,393
JM Smucker Co. (The)	103,926	13,493,752
Kellogg Co.	211,558	16,194,765
McCormick & Co. Inc./MD	117,134	11,652,490
Mead Johnson Nutrition Co.	139,487	11,852,211
Mondelez International Inc. Class A	2,347,353	94,175,802

		244,319,474
GAS UTILITIES — 0.05%
AGL Resources Inc.	97,138	6,327,569

		6,327,569
HEALTH CARE EQUIPMENT & SUPPLIES — 2.71%
Abbott Laboratories	925,808	38,726,548
Becton Dickinson and Co.	316,926	48,115,705
Boston Scientific Corp.[a]	2,017,433	37,947,915
CR Bard Inc.	110,298	22,354,096
DENTSPLY SIRONA Inc.	195,036	12,020,069
Edwards Lifesciences Corp.[a]	321,089	28,323,261
Hologic Inc.[a]	369,259	12,739,435
Intuitive Surgical Inc.[a,b]	35,778	21,504,367
Medtronic PLC	1,178,193	88,364,475
St. Jude Medical Inc.	216,427	11,903,485
Stryker Corp.	290,642	31,182,980
Varian Medical Systems Inc.[a]	78,290	6,264,766
Zimmer Biomet Holdings Inc.	117,846	12,565,919

		372,013,021
HEALTH CARE PROVIDERS & SERVICES — 2.55%
Aetna Inc.	523,080	58,768,038
AmerisourceBergen Corp.	292,049	25,276,841
Centene Corp.[a]	254,141	15,647,461
Cigna Corp.	382,683	52,519,415
DaVita HealthCare Partners Inc.[a]	168,280	12,348,386
HCA Holdings Inc.[a]	192,251	15,005,191
Henry Schein Inc.[a]	84,666	14,615,892
Humana Inc.	104,200	19,063,390
Laboratory Corp. of America Holdings[a,b]	151,949	17,797,786
Patterson Companies Inc.	66,241	3,082,194
UnitedHealth Group Inc.	810,776	104,509,027
Universal Health Services Inc. Class B	84,046	10,482,217

		349,115,838
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a]	452,785	23,979,494

		23,979,494
HOTELS, RESTAURANTS & LEISURE — 2.52%
Chipotle Mexican Grill Inc.[a,b]	44,933	21,162,095
Marriott International Inc./MD Class A	187,860	13,371,875
McDonald’s Corp.	890,340	111,897,931
Royal Caribbean Cruises Ltd.	170,099	13,973,633
Starbucks Corp.	2,211,556	132,029,893
Starwood Hotels & Resorts Worldwide Inc.	121,252	10,116,054
Wyndham Worldwide Corp.	168,422	12,872,493
Wynn Resorts Ltd.	40,183	3,754,298
Yum! Brands Inc.	317,996	26,027,973

		345,206,245

2

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value

HOUSEHOLD DURABLES — 0.55%
DR Horton Inc.	492,871	$14,899,490
Harman International Industries Inc.	60,871	5,419,954
Leggett & Platt Inc.	125,370	6,067,908
Lennar Corp. Class A	269,605	13,038,098
Mohawk Industries Inc.[a]	95,045	18,144,091
Newell Brands Inc.	400,373	17,732,520

		75,302,061
HOUSEHOLD PRODUCTS — 0.97%
Church & Dwight Co. Inc.	193,853	17,869,370
Clorox Co. (The)	193,682	24,415,553
Colgate-Palmolive Co.	721,299	50,959,774
Kimberly-Clark Corp.	296,994	39,948,663

		133,193,360
INDUSTRIAL CONGLOMERATES — 3.03%
3M Co.	525,056	87,490,081
Danaher Corp.	590,356	56,001,170
General Electric Co.	7,678,317	244,093,698
Roper Technologies Inc.	151,217	27,637,931

		415,222,880
INSURANCE — 0.81%
Aon PLC	250,546	26,169,530
Assurant Inc.	43,641	3,366,903
Cincinnati Financial Corp.	117,028	7,648,950
Marsh & McLennan Companies Inc.	405,538	24,652,655
Progressive Corp. (The)	402,490	14,143,499
Torchmark Corp.	89,822	4,864,759
Willis Towers Watson PLC	124,168	14,733,775
XL Group PLC	437,137	16,086,642

		111,666,713
INTERNET & CATALOG RETAIL — 3.90%
Amazon.com Inc.[a]	577,674	342,930,393
Expedia Inc.	177,146	19,099,882
Netflix Inc.[a,b]	640,502	65,478,519
Priceline Group Inc. (The)[a,b]	74,238	95,689,813
TripAdvisor Inc.[a,b]	170,389	11,330,869

		534,529,476
INTERNET SOFTWARE & SERVICES — 8.19%
Akamai Technologies Inc.[a,b]	264,137	14,678,093
Alphabet Inc. Class Aa	437,763	333,969,393
Alphabet Inc. Class Ca	444,620	331,219,669
eBay Inc.[a]	1,622,521	38,713,351
Facebook Inc. Class Aa	3,433,717	391,787,110
VeriSign Inc.[a,b]	144,199	12,767,379

		1,123,134,995

Security	Shares	Value

IT SERVICES — 5.98%
Accenture PLC Class A	939,495	$108,417,723
Alliance Data Systems Corp.[a,b]	88,580	19,487,600
Automatic Data Processing Inc.	403,826	36,227,230
Cognizant Technology Solutions Corp. Class Aa,b	911,379	57,143,463
CSRA Inc.	88,546	2,381,887
Fidelity National Information Services Inc.	231,714	14,669,813
Fiserv Inc.[a]	333,565	34,217,098
International Business Machines Corp.	515,842	78,124,271
MasterCard Inc. Class A	1,467,089	138,639,911
Paychex Inc.	480,654	25,960,123
PayPal Holdings Inc.[a]	1,664,748	64,259,273
Teradata Corp.[a,b]	79,606	2,088,861
Total System Services Inc.	252,455	12,011,809
Visa Inc. Class A	2,871,430	219,606,966
Western Union Co. (The)	390,592	7,534,520

		820,770,548
LEISURE PRODUCTS — 0.10%
Hasbro Inc.	168,139	13,467,934

		13,467,934
LIFE SCIENCES TOOLS & SERVICES — 0.89%
Agilent Technologies Inc.	181,901	7,248,755
Illumina Inc.[a]	219,946	35,655,446
PerkinElmer Inc.	163,953	8,109,116
Thermo Fisher Scientific Inc.	391,312	55,405,866
Waters Corp.[a]	121,396	16,014,560

		122,433,743
MACHINERY — 0.58%
Illinois Tool Works Inc.	274,317	28,101,034
Pentair PLC	171,774	9,320,457
Snap-on Inc.	86,981	13,655,147
Stanley Black & Decker Inc.	227,930	23,980,515
Xylem Inc./NY	109,969	4,497,732

		79,554,885
MEDIA — 4.10%
Cablevision Systems Corp. Class A	332,878	10,984,974
CBS Corp. Class B NVS	346,783	19,104,275
Comcast Corp. Class A	2,293,340	140,077,207
Discovery Communications Inc. Class Aa,b	223,765	6,406,392
Discovery Communications Inc. Class C NVS[a,b]	355,749	9,605,223
Interpublic Group of Companies Inc. (The)	384,428	8,822,622
Omnicom Group Inc.	175,805	14,632,250
Scripps Networks Interactive Inc. Class A	75,054	4,916,037
TEGNA Inc.	166,919	3,915,920
Time Warner Cable Inc.	423,834	86,724,913
Twenty-First Century Fox Inc. Class A	887,728	24,749,857
Twenty-First Century Fox Inc. Class B	341,649	9,634,502
Walt Disney Co. (The)	2,245,883	223,038,641

		562,612,813
MULTI-UTILITIES — 0.24%
Dominion Resources Inc./VA	365,877	27,484,680
TECO Energy Inc.	186,387	5,131,234

		32,615,914

3

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value

MULTILINE RETAIL — 0.36%
Dollar General Corp.	230,531	$19,733,454
Dollar Tree Inc.[a]	351,310	28,969,022

		48,702,476
OIL, GAS & CONSUMABLE FUELS — 1.33%
Anadarko Petroleum Corp.	335,156	15,608,215
Apache Corp.	237,735	11,603,846
Cabot Oil & Gas Corp.	287,758	6,534,984
Cimarex Energy Co.	92,096	8,958,178
Concho Resources Inc.[a,b]	123,865	12,515,320
Devon Energy Corp.	381,805	10,476,729
EOG Resources Inc.	436,059	31,649,162
Newfield Exploration Co.[a]	180,080	5,987,660
Occidental Petroleum Corp.	468,584	32,065,203
Pioneer Natural Resources Co.	244,284	34,380,530
Tesoro Corp.	78,701	6,769,073
Williams Companies Inc. (The)	378,532	6,083,009

		182,631,909
PERSONAL PRODUCTS — 0.23%
Estee Lauder Companies Inc. (The) Class A	332,040	31,314,693

		31,314,693
PHARMACEUTICALS — 5.29%
Allergan PLC[a]	590,537	158,281,632
Bristol-Myers Squibb Co.	1,498,724	95,738,489
Eli Lilly & Co.	902,945	65,021,069
Endo International PLC[a]	104,449	2,940,239
Johnson & Johnson	2,023,009	218,889,574
Mylan NVa	307,830	14,267,920
Perrigo Co. PLC	92,021	11,772,247
Pfizer Inc.	4,705,645	139,475,318
Zoetis Inc.	444,387	19,699,676

		726,086,164
PROFESSIONAL SERVICES — 0.48%
Dun & Bradstreet Corp. (The)	30,821	3,177,029
Equifax Inc.	177,490	20,285,332
Nielsen Holdings PLC	362,613	19,095,200
Robert Half International Inc.	110,189	5,132,604
Verisk Analytics Inc. Class Aa,b	231,025	18,463,518

		66,153,683
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.46%
American Tower Corp.	634,245	64,927,661
Apartment Investment & Management Co. Class A	126,564	5,292,906
AvalonBay Communities Inc.	204,988	38,988,718
Boston Properties Inc.[b]	146,917	18,670,212
Crown Castle International Corp.	499,397	43,197,840
Equinix Inc.	103,091	34,093,225
Equity Residential[b]	546,335	40,991,515
Essex Property Trust Inc.	97,852	22,883,669
Extra Space Storage Inc.[b]	187,359	17,510,572
Federal Realty Investment Trust	68,770	10,731,558
General Growth Properties Inc.[b]	532,135	15,820,374
Host Hotels & Resorts Inc.[b]	540,715	9,029,941

Security	Shares	Value

Iron Mountain Inc.[b]	112,283	$3,807,517
Kimco Realty Corp.[b]	618,108	17,789,148
Macerich Co. (The)	89,126	7,062,344
Prologis Inc.	785,183	34,689,385
Public Storage	220,362	60,782,450
Realty Income Corp.[b]	270,120	16,885,201
Simon Property Group Inc.	287,030	59,613,261
SL Green Realty Corp.[b]	62,701	6,074,473
UDR Inc.[b]	400,094	15,415,622
Ventas Inc.	231,499	14,575,177
Vornado Realty Trust[b]	130,021	12,277,883
Welltower Inc.	318,717	22,099,837
Weyerhaeuser Co.	589,827	18,272,840

		611,483,329
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
CBRE Group Inc. Class Aa,b	435,312	12,545,692

		12,545,692
ROAD & RAIL — 0.34%
JB Hunt Transport Services Inc.	78,408	6,605,090
Union Pacific Corp.	506,571	40,297,723

		46,902,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Analog Devices Inc.	463,861	27,455,933
Applied Materials Inc.	1,691,825	35,832,853
Broadcom Corp.	554,799	85,716,445
Intel Corp.	2,897,934	93,748,165
KLA-Tencor Corp.	121,352	8,835,639
Lam Research Corp.	237,517	19,618,904
Linear Technology Corp.	211,128	9,407,864
Microchip Technology Inc.[b]	304,785	14,690,637
Micron Technology Inc.[a,b]	743,576	7,785,241
NVIDIA Corp.	764,726	27,247,187
Qorvo Inc.[a,b]	193,159	9,737,145
Skyworks Solutions Inc.	286,721	22,335,566
Texas Instruments Inc.	947,576	54,409,814
Xilinx Inc.	229,620	10,890,877

		427,712,270
SOFTWARE — 7.56%
Activision Blizzard Inc.	758,814	25,678,266
Adobe Systems Inc.[a,b]	745,612	69,938,406
Autodesk Inc.[a]	209,327	12,205,857
Citrix Systems Inc.[a]	230,100	18,081,258
Electronic Arts Inc.[a,b]	462,800	30,595,708
Intuit Inc.	384,263	39,967,195
Microsoft Corp.	11,833,989	653,591,212
Oracle Corp.	2,357,226	96,434,116
Red Hat Inc.[a]	273,089	20,347,861
salesforce.com inc.[a]	943,586	69,664,954

		1,036,504,833
SPECIALTY RETAIL — 4.66%
Advance Auto Parts Inc.	109,557	17,566,369
AutoZone Inc.[a]	45,198	36,008,795
CarMax Inc.[a,b]	169,572	8,665,129

4

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Security	Shares	Value

Home Depot Inc. (The)	1,897,020	$253,119,379
L Brands Inc.	381,092	33,463,688
Lowe’s Companies Inc.	1,369,196	103,716,597
O’Reilly Automotive Inc.[a,b]	145,418	39,795,090
Ross Stores Inc.	605,981	35,086,300
Signet Jewelers Ltd.	119,090	14,770,733
TJX Companies Inc. (The)	1,001,762	78,488,053
Tractor Supply Co.	200,375	18,125,922

		638,806,055
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.85%
Apple Inc.	8,295,867	904,166,544
Hewlett Packard Enterprise Co.	1,438,296	25,500,988
SanDisk Corp.	126,348	9,612,556

		939,280,088
TEXTILES, APPAREL & LUXURY GOODS — 1.39%
Hanesbrands Inc.	586,875	16,632,037
Michael Kors Holdings Ltd.[a,b]	177,061	10,085,395
NIKE Inc. Class B	2,019,737	124,153,233
Under Armour Inc. Class Aa,b	271,771	23,054,334
VF Corp.	259,421	16,800,104

		190,725,103
TOBACCO — 2.70%
Altria Group Inc.	2,929,486	183,561,593
Philip Morris International Inc.	1,274,987	125,088,974
Reynolds American Inc.	1,238,658	62,316,884

		370,967,451
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	259,023	12,692,127
United Rentals Inc.[a]	56,050	3,485,750
WW Grainger Inc.	34,772	8,116,828

		24,294,705
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	146,831	10,121,061

		10,121,061

TOTAL COMMON STOCKS (Cost: $10,993,039,135)		13,697,616,961

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	206,938,429	206,938,429
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	10,511,097	10,511,097

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	8,582,668	$8,582,668

		226,032,194

TOTAL SHORT-TERM INVESTMENTS (Cost: $226,032,194)		226,032,194

TOTAL INVESTMENTS IN SECURITIES — 101.51% (Cost: $11,219,071,329)		13,923,649,155
Other Assets, Less Liabilities — (1.51)%		(206,440,691)

NET ASSETS — 100.00%		$13,717,208,464

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

5

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	151	Jun. 2016	Chicago Mercantile	$15,488,825	$542,064

See notes to financial statements.

6

Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.26%
General Dynamics Corp.	175,949	$23,114,420
Honeywell International Inc.	404,661	45,342,265
L-3 Communications Holdings Inc.	85,508	10,132,698
Lockheed Martin Corp.	118,136	26,167,124
Raytheon Co.	144,268	17,691,585
Textron Inc.	297,718	10,854,798
United Technologies Corp.	851,897	85,274,890

		218,577,780
AIR FREIGHT & LOGISTICS — 0.95%
CH Robinson Worldwide Inc.	81,821	6,073,573
Expeditors International of Washington Inc.	73,967	3,610,329
FedEx Corp.	280,872	45,703,492
United Parcel Service Inc. Class B	348,053	36,709,150

		92,096,544
AIRLINES — 0.95%
American Airlines Group Inc.	659,542	27,047,817
Delta Air Lines Inc.	853,270	41,537,184
United Continental Holdings Inc.[a]	393,184	23,535,994

		92,120,995
AUTO COMPONENTS — 0.43%
BorgWarner Inc.	240,058	9,218,227
Goodyear Tire & Rubber Co. (The)	154,726	5,102,864
Johnson Controls Inc.	708,996	27,629,574

		41,950,665
AUTOMOBILES — 1.21%
Ford Motor Co.	4,270,669	57,654,032
General Motors Co.	1,540,003	48,402,294
Harley-Davidson Inc.	202,068	10,372,150

		116,428,476
BANKS — 10.61%
Bank of America Corp.	11,308,581	152,892,015
BB&T Corp.	853,609	28,399,571
Citigroup Inc.	3,228,742	134,799,978
Citizens Financial Group Inc.	455,604	9,544,904
Comerica Inc.	190,614	7,218,552
Fifth Third Bancorp.	859,952	14,352,599
Huntington Bancshares Inc./OH	441,141	4,208,485
JPMorgan Chase & Co.	4,019,730	238,048,411
KeyCorp	917,342	10,127,456
M&T Bank Corp.	174,493	19,368,723
People’s United Financial Inc.	338,352	5,389,947
PNC Financial Services Group Inc. (The)[b]	549,086	46,436,203
Regions Financial Corp.	1,414,048	11,100,277
SunTrust Banks Inc.	552,122	19,920,562
U.S. Bancorp.	1,788,436	72,592,617
Wells Fargo & Co.	5,059,687	244,686,463
Zions BanCorp.	222,912	5,396,700

		1,024,483,463

Security	Shares	Value

BEVERAGES — 1.86%
Coca-Cola Co. (The)	2,048,323	$95,021,704
Coca-Cola Enterprises Inc.	65,887	3,343,106
Molson Coors Brewing Co. Class B	90,800	8,733,144
PepsiCo Inc.	712,312	72,997,734

		180,095,688
BIOTECHNOLOGY — 1.10%
AbbVie Inc.	794,540	45,384,125
Amgen Inc.	255,576	38,318,510
Baxalta Inc.	290,490	11,735,796
Vertex Pharmaceuticals Inc.[a]	135,288	10,754,043

		106,192,474
CAPITAL MARKETS — 2.45%
Affiliated Managers Group Inc.[a]	22,311	3,623,306
Ameriprise Financial Inc.	96,474	9,069,521
Bank of New York Mellon Corp. (The)	1,178,942	43,420,434
BlackRock Inc.[b]	53,795	18,320,963
Franklin Resources Inc.	407,739	15,922,208
Goldman Sachs Group Inc. (The)	430,170	67,528,087
Invesco Ltd.	457,239	14,069,244
Legg Mason Inc.	118,058	4,094,251
Morgan Stanley	885,540	22,147,355
Northern Trust Corp.	89,939	5,861,325
State Street Corp.	437,522	25,603,787
T Rowe Price Group Inc.	89,167	6,550,208

		236,210,689
CHEMICALS — 2.25%
Air Products & Chemicals Inc.	110,791	15,959,444
Airgas Inc.	19,696	2,789,741
CF Industries Holdings Inc.	255,102	7,994,897
Dow Chemical Co. (The)	1,223,505	62,227,464
Eastman Chemical Co.	161,970	11,699,093
EI du Pont de Nemours & Co.	524,367	33,202,918
FMC Corp.	145,745	5,883,726
LyondellBasell Industries NV Class A	174,641	14,945,777
Monsanto Co.	240,776	21,125,686
Mosaic Co. (The)	386,915	10,446,705
PPG Industries Inc.	113,787	12,686,113
Praxair Inc.	158,721	18,165,618

		217,127,182
COMMERCIAL SERVICES & SUPPLIES — 0.37%
ADT Corp. (The)	72,595	2,995,270
Pitney Bowes Inc.	210,326	4,530,422
Republic Services Inc.	137,831	6,567,647
Tyco International PLC	256,373	9,411,453
Waste Management Inc.	213,842	12,616,678

		36,121,470

7

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.09%
Cisco Systems Inc.	3,251,465	$92,569,208
F5 Networks Inc.[a,c]	24,921	2,637,888
Harris Corp.	60,214	4,688,262
Motorola Solutions Inc.	68,891	5,215,049

		105,110,407
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	152,520	8,190,324
Jacobs Engineering Group Inc.[a,c]	133,597	5,818,150
Quanta Services Inc.[a,c]	174,554	3,937,938

		17,946,412
CONSUMER FINANCE — 1.43%
American Express Co.	897,670	55,116,938
Capital One Financial Corp.	578,031	40,063,328
Discover Financial Services	453,029	23,068,237
Navient Corp.	376,446	4,506,059
Synchrony Financial[a]	530,958	15,217,256

		137,971,818
CONTAINERS & PACKAGING — 0.43%
Ball Corp.	73,112	5,212,154
International Paper Co.	449,690	18,455,278
Owens-Illinois Inc.[a]	175,455	2,800,262
Sealed Air Corp.	92,607	4,446,062
WestRock Co.	278,785	10,880,978

		41,794,734
DISTRIBUTORS — 0.17%
Genuine Parts Co.	164,141	16,309,050

		16,309,050
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.	87,515	2,312,146

		2,312,146
DIVERSIFIED FINANCIAL SERVICES — 3.29%
Berkshire Hathaway Inc. Class Ba,c	2,051,953	291,131,092
CME Group Inc./IL	181,151	17,399,553
Leucadia National Corp.	363,447	5,876,938
Nasdaq Inc.	47,208	3,133,667

		317,541,250
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.60%
AT&T Inc.	6,736,917	263,885,039
CenturyLink Inc.	594,827	19,010,671
Frontier Communications Corp.	1,276,555	7,135,942
Level 3 Communications Inc.[a]	186,551	9,859,220
Verizon Communications Inc.	2,676,981	144,771,133

		444,662,005
ELECTRIC UTILITIES — 4.29%
American Electric Power Co. Inc.	538,395	35,749,428
Duke Energy Corp.	753,983	60,831,348
Edison International	356,347	25,617,786
Entergy Corp.	195,936	15,533,806

Security	Shares	Value

Eversource Energy	346,725	$20,227,936
Exelon Corp.	1,008,567	36,167,213
FirstEnergy Corp.	462,702	16,643,391
NextEra Energy Inc.	504,494	59,701,820
PG&E Corp.	539,031	32,190,931
Pinnacle West Capital Corp.	121,866	9,148,481
PPL Corp.	737,018	28,058,275
Southern Co. (The)	1,000,094	51,734,863
Xcel Energy Inc.	555,110	23,214,700

		414,819,978
ELECTRICAL EQUIPMENT — 0.81%
Eaton Corp. PLC	501,926	31,400,491
Emerson Electric Co.	704,970	38,336,269
Rockwell Automation Inc.	74,906	8,520,557

		78,257,317
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Corning Inc.	1,217,136	25,425,971
FLIR Systems Inc.	76,850	2,532,207
TE Connectivity Ltd.	235,454	14,579,312

		42,537,490
ENERGY EQUIPMENT & SERVICES — 1.94%
Baker Hughes Inc.	478,863	20,988,565
Diamond Offshore Drilling Inc.	70,339	1,528,467
FMC Technologies Inc.[a]	249,556	6,827,852
Halliburton Co.	938,799	33,533,900
Helmerich & Payne Inc.	118,574	6,962,665
National Oilwell Varco Inc.	412,675	12,834,193
Schlumberger Ltd.	1,372,491	101,221,211
Transocean Ltd.[c]	372,740	3,406,844

		187,303,697
FOOD & STAPLES RETAILING — 3.33%
Costco Wholesale Corp.	269,924	42,534,624
CVS Health Corp.	649,636	67,386,742
Kroger Co. (The)	575,598	22,016,624
Sysco Corp.	574,294	26,836,759
Wal-Mart Stores Inc.	1,718,257	117,683,422
Walgreens Boots Alliance Inc.	405,880	34,191,331
Whole Foods Market Inc.	356,529	11,091,617

		321,741,119
FOOD PRODUCTS — 1.62%
Archer-Daniels-Midland Co.	651,129	23,642,494
ConAgra Foods Inc.	204,921	9,143,575
General Mills Inc.	247,266	15,664,301
Hershey Co. (The)	70,584	6,500,081
JM Smucker Co. (The)	55,087	7,152,496
Kellogg Co.	121,213	9,278,855
Kraft Heinz Co. (The)	651,453	51,178,148
McCormick & Co. Inc./MD	40,529	4,031,825
Mead Johnson Nutrition Co.	102,351	8,696,764
Tyson Foods Inc. Class A	320,566	21,368,930

		156,657,469

8

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value

GAS UTILITIES — 0.04%
AGL Resources Inc.	60,217	$3,922,535

		3,922,535
HEALTH CARE EQUIPMENT & SUPPLIES — 1.75%
Abbott Laboratories	936,674	39,181,073
Baxter International Inc.	599,226	24,616,204
DENTSPLY SIRONA Inc.	121,845	7,509,307
Intuitive Surgical Inc.[a,c]	14,759	8,870,897
Medtronic PLC	677,861	50,839,575
St. Jude Medical Inc.	152,561	8,390,855
Stryker Corp.	130,700	14,022,803
Varian Medical Systems Inc.[a,c]	46,496	3,720,610
Zimmer Biomet Holdings Inc.	109,720	11,699,444

		168,850,768
HEALTH CARE PROVIDERS & SERVICES — 2.88%
Anthem Inc.	286,465	39,815,770
Cardinal Health Inc.	360,201	29,518,472
DaVita HealthCare Partners Inc.[a]	58,411	4,286,199
Express Scripts Holding Co.[a]	731,934	50,276,547
HCA Holdings Inc.[a]	194,639	15,191,574
Henry Schein Inc.[a]	28,022	4,837,438
Humana Inc.	86,286	15,786,024
McKesson Corp.	250,557	39,400,088
Patterson Companies Inc.	42,163	1,961,844
Quest Diagnostics Inc.	156,357	11,171,708
Tenet Healthcare Corp.[a,c]	109,005	3,153,515
UnitedHealth Group Inc.	447,777	57,718,455
Universal Health Services Inc. Class B	37,827	4,717,783

		277,835,417
HOTELS, RESTAURANTS & LEISURE — 1.22%
Carnival Corp.	492,876	26,009,066
Darden Restaurants Inc.	126,706	8,400,608
Marriott International Inc./MD Class A	70,962	5,051,075
McDonald’s Corp.	335,978	42,225,715
Royal Caribbean Cruises Ltd.	61,704	5,068,984
Starwood Hotels & Resorts Worldwide Inc.	95,924	8,002,939
Wynn Resorts Ltd.	59,700	5,577,771
Yum! Brands Inc.	214,300	17,540,455

		117,876,613
HOUSEHOLD DURABLES — 0.34%
Garmin Ltd.	129,027	5,155,919
Harman International Industries Inc.	33,571	2,989,162
Leggett & Platt Inc.	56,598	2,739,343
PulteGroup Inc.	347,410	6,500,041
Whirlpool Corp.	84,793	15,291,570

		32,676,035
HOUSEHOLD PRODUCTS — 3.05%
Colgate-Palmolive Co.	449,157	31,732,942
Kimberly-Clark Corp.	178,133	23,960,670
Procter & Gamble Co. (The)	2,905,131	239,121,332

		294,814,944

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	724,319	$8,546,964
NRG Energy Inc.	342,334	4,453,766

		13,000,730
INDUSTRIAL CONGLOMERATES — 2.21%
3M Co.	278,456	46,399,123
Danaher Corp.	222,238	21,081,497
General Electric Co.	4,598,458	146,184,980

		213,665,600
INSURANCE — 4.46%
Aflac Inc.	459,377	29,005,064
Allstate Corp. (The)	413,761	27,875,079
American International Group Inc.	1,258,814	68,038,897
Aon PLC	112,674	11,768,799
Assurant Inc.	39,266	3,029,372
Chubb Ltd.	504,761	60,142,273
Cincinnati Financial Corp.	76,323	4,988,471
Hartford Financial Services Group Inc. (The)	433,663	19,983,191
Lincoln National Corp.	264,558	10,370,674
Loews Corp.	294,110	11,252,649
Marsh & McLennan Companies Inc.	273,234	16,609,895
MetLife Inc.	1,201,484	52,793,207
Principal Financial Group Inc.	297,227	11,725,605
Progressive Corp. (The)	345,274	12,132,928
Prudential Financial Inc.	489,014	35,316,591
Torchmark Corp.	58,409	3,163,432
Travelers Companies Inc. (The)	323,368	37,740,279
Unum Group	262,245	8,108,615
Willis Towers Watson PLC	60,670	7,199,102

		431,244,123
INTERNET SOFTWARE & SERVICES — 0.36%
Yahoo! Inc.[a]	952,718	35,069,550

		35,069,550
IT SERVICES — 1.43%
Automatic Data Processing Inc.	205,131	18,402,302
CSRA Inc.	85,337	2,295,565
Fidelity National Information Services Inc.	133,210	8,433,525
International Business Machines Corp.	590,556	89,439,706
Teradata Corp.[a,c]	87,195	2,287,997
Western Union Co. (The)	264,534	5,102,861
Xerox Corp.	1,045,247	11,664,957

		137,626,913
LEISURE PRODUCTS — 0.13%
Mattel Inc.	373,271	12,549,371

		12,549,371
LIFE SCIENCES TOOLS & SERVICES — 0.31%
Agilent Technologies Inc.	227,083	9,049,257
Thermo Fisher Scientific Inc.	147,362	20,864,986

		29,914,243

9

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value

MACHINERY — 1.97%
Caterpillar Inc.	638,035	$48,835,199
Cummins Inc.	177,209	19,482,357
Deere & Co.[c]	327,635	25,224,619
Dover Corp.	170,170	10,947,036
Flowserve Corp.	142,613	6,333,443
Illinois Tool Works Inc.	158,145	16,200,374
Ingersoll-Rand PLC	280,609	17,400,564
PACCAR Inc.	384,061	21,004,296
Parker-Hannifin Corp.	148,219	16,464,167
Pentair PLC	74,094	4,020,340
Xylem Inc./NY	115,085	4,706,977

		190,619,372
MEDIA — 2.07%
CBS Corp. Class B NVS	208,400	11,480,756
Comcast Corp. Class A	986,004	60,225,124
Interpublic Group of Companies Inc. (The)	159,163	3,652,791
News Corp. Class A	416,131	5,313,993
News Corp. Class B	117,607	1,558,293
Omnicom Group Inc.	134,144	11,164,805
Scripps Networks Interactive Inc. Class A	48,790	3,195,745
TEGNA Inc.	117,859	2,764,972
Time Warner Inc.	865,449	62,788,325
Twenty-First Century Fox Inc. Class A	574,661	16,021,549
Twenty-First Century Fox Inc. Class B	222,608	6,277,546
Viacom Inc. Class B NVS	379,459	15,664,067

		200,107,966
METALS & MINING — 0.62%
Alcoa Inc.	1,443,701	13,830,655
Freeport-McMoRan Inc.[c]	1,366,411	14,128,690
Newmont Mining Corp.	577,843	15,359,067
Nucor Corp.	348,432	16,480,834

		59,799,246
MULTI-UTILITIES — 2.11%
Ameren Corp.	266,344	13,343,834
CenterPoint Energy Inc.	472,359	9,881,750
CMS Energy Corp.	304,264	12,912,964
Consolidated Edison Inc.	321,104	24,602,988
Dominion Resources Inc./VA	384,873	28,911,660
DTE Energy Co.	196,072	17,775,888
NiSource Inc.	351,008	8,269,748
Public Service Enterprise Group Inc.	553,909	26,111,270
SCANA Corp.	156,900	11,006,535
Sempra Energy	257,895	26,833,975
TECO Energy Inc.	119,937	3,301,866
WEC Energy Group Inc.	345,068	20,728,235

		203,680,713
MULTILINE RETAIL — 1.03%
Dollar General Corp.	150,115	12,849,844
Kohl’s Corp.	208,385	9,712,825
Macy’s Inc.	340,706	15,021,727
Nordstrom Inc.	140,955	8,064,036
Target Corp.	659,729	54,282,502

		99,930,934

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 10.30%
Anadarko Petroleum Corp.	312,660	$14,560,576
Apache Corp.	240,127	11,720,599
Cabot Oil & Gas Corp.	291,660	6,623,599
Chesapeake Energy Corp.[c]	564,407	2,325,357
Chevron Corp.	2,062,445	196,757,253
Cimarex Energy Co.	36,064	3,507,945
Columbia Pipeline Group Inc.	438,902	11,016,440
Concho Resources Inc.[a,c]	50,592	5,111,816
ConocoPhillips	1,354,223	54,534,560
Devon Energy Corp.	280,096	7,685,834
EOG Resources Inc.	282,603	20,511,326
EQT Corp.	175,078	11,775,746
Exxon Mobil Corp.	4,548,219	380,185,626
Hess Corp.	290,738	15,307,356
Kinder Morgan Inc./DE	2,006,112	35,829,160
Marathon Oil Corp.	926,048	10,316,175
Marathon Petroleum Corp.	578,824	21,520,676
Murphy Oil Corp.	176,318	4,441,450
Newfield Exploration Co.[a]	84,810	2,819,933
Noble Energy Inc.	468,277	14,708,581
Occidental Petroleum Corp.	492,909	33,729,763
ONEOK Inc.	230,519	6,883,297
Phillips 66	514,416	44,543,281
Range Resources Corp.[c]	185,519	6,007,105
Southwestern Energy Co.[a,c]	427,753	3,451,967
Spectra Energy Corp.	734,423	22,473,344
Tesoro Corp.	73,208	6,296,620
Valero Energy Corp.	514,482	32,998,876
Williams Companies Inc. (The)	472,070	7,586,165

		995,230,426
PHARMACEUTICALS — 5.59%
Bristol-Myers Squibb Co.	731,746	46,743,935
Eli Lilly & Co.	404,547	29,131,430
Endo International PLC[a]	148,134	4,169,972
Johnson & Johnson	1,541,244	166,762,601
Mallinckrodt PLC[a]	122,878	7,529,964
Merck & Co. Inc.	3,039,455	160,817,564
Mylan NVa	226,235	10,485,992
Perrigo Co. PLC	93,215	11,924,995
Pfizer Inc.	3,179,371	94,236,556
Zoetis Inc.	175,934	7,799,154

		539,602,163
PROFESSIONAL SERVICES — 0.12%
Dun & Bradstreet Corp. (The)	16,977	1,749,989
Nielsen Holdings PLC	129,947	6,843,009
Robert Half International Inc.	64,017	2,981,912

		11,574,910
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.45%
Apartment Investment & Management Co. Class A	78,905	3,299,807
Boston Properties Inc.	60,594	7,700,286
Federal Realty Investment Trust	26,003	4,057,768
General Growth Properties Inc.[c]	248,399	7,384,902

10

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

Security	Shares	Value

HCP Inc.	508,439	$16,564,943
Host Hotels & Resorts Inc.[c]	427,593	7,140,803
Iron Mountain Inc.[c]	128,480	4,356,757
Macerich Co. (The)	73,263	5,805,360
Realty Income Corp.[c]	76,650	4,791,392
Simon Property Group Inc.	128,599	26,708,726
SL Green Realty Corp.[c]	63,711	6,172,322
Ventas Inc.	199,238	12,544,024
Vornado Realty Trust[c]	98,805	9,330,156
Welltower Inc.[c]	155,959	10,814,197
Weyerhaeuser Co.	433,278	13,422,952

		140,094,395
ROAD & RAIL — 1.20%
CSX Corp.	1,053,429	27,125,797
JB Hunt Transport Services Inc.	39,695	3,343,907
Kansas City Southern	119,173	10,183,333
Norfolk Southern Corp.	326,149	27,151,904
Ryder System Inc.	58,234	3,772,398
Union Pacific Corp.	556,501	44,269,655

		115,846,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
First Solar Inc.[a,c]	83,785	5,736,759
Intel Corp.	3,052,395	98,744,978
KLA-Tencor Corp.	81,567	5,938,893
Linear Technology Corp.	106,909	4,763,865
Micron Technology Inc.[a]	592,355	6,201,957
QUALCOMM Inc.	1,637,123	83,722,470
Texas Instruments Inc.	406,805	23,358,743
Xilinx Inc.	111,915	5,308,129

		233,775,794
SOFTWARE — 1.03%
Autodesk Inc.[a]	94,259	5,496,242
CA Inc.	324,840	10,001,824
Oracle Corp.	1,725,330	70,583,250
Symantec Corp.	716,144	13,162,727

		99,244,043
SPECIALTY RETAIL — 0.60%
AutoNation Inc.[a,c]	81,239	3,792,236
Bed Bath & Beyond Inc.[a,c]	179,615	8,916,089
Best Buy Co. Inc.	309,361	10,035,671
CarMax Inc.[a,c]	90,259	4,612,235
GameStop Corp. Class A	115,118	3,652,694
Gap Inc. (The)	248,443	7,304,224
Staples Inc.	708,917	7,819,354
Tiffany & Co.	122,068	8,957,350
Urban Outfitters Inc.[a]	94,621	3,131,009

		58,220,862
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.41%
EMC Corp./MA	2,132,794	56,838,960
Hewlett Packard Enterprise Co.	829,361	14,704,571
HP Inc.	1,888,496	23,266,271
NetApp Inc.	317,386	8,661,464
SanDisk Corp.	127,479	9,698,602

Security	Shares	Value

Seagate Technology PLC	325,647	$11,218,539
Western Digital Corp.	255,574	12,073,316

		136,461,723
TEXTILES, APPAREL & LUXURY GOODS — 0.44%
Coach Inc.	304,896	12,223,281
Michael Kors Holdings Ltd.[a]	66,980	3,815,181
PVH Corp.	90,025	8,917,877
Ralph Lauren Corp.	63,455	6,108,178
VF Corp.	181,511	11,754,652

		42,819,169
TOBACCO — 0.78%
Philip Morris International Inc.	763,536	74,910,517

		74,910,517
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Fastenal Co.	126,436	6,195,364
United Rentals Inc.[a]	58,921	3,664,297
WW Grainger Inc.	36,782	8,586,022

		18,445,683
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	87,713	6,046,057

		6,046,057

TOTAL COMMON STOCKS (Cost: $8,986,889,313)		9,641,828,127

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	52,976,119	52,976,119
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,d,e]	2,690,835	2,690,835
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	14,836,172	14,836,172

		70,503,126

TOTAL SHORT-TERM INVESTMENTS (Cost: $70,503,126)		70,503,126

TOTAL INVESTMENTS IN SECURITIES — 100.53% (Cost: $9,057,392,439)		9,712,331,253
Other Assets, Less Liabilities — (0.53)%		(51,503,277)

NET ASSETS — 100.00%		$9,660,827,976

11

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2016

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	175	Jun. 2016	Chicago Mercantile	$17,950,625	$490,790

See notes to financial statements.

12

Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.95%
B/E Aerospace Inc.	309,638	$14,280,505
Curtiss-Wright Corp.	138,214	10,458,653
Huntington Ingalls Industries Inc.	168,319	23,049,604

		47,788,762
AIRLINES — 2.39%
Alaska Air Group Inc.	879,011	72,096,482
JetBlue Airways Corp.[a,b]	2,262,960	47,793,715

		119,890,197
AUTO COMPONENTS — 0.39%
Gentex Corp.	1,262,820	19,813,646

		19,813,646
AUTOMOBILES — 0.20%
Thor Industries Inc.	157,841	10,065,521

		10,065,521
BANKS — 5.06%
BancorpSouth Inc.	299,382	6,379,830
Bank of Hawaii Corp.[b]	185,449	12,662,458
Bank of the Ozarks Inc.	575,443	24,151,343
Cathay General Bancorp.	339,462	9,616,959
Commerce Bancshares Inc./MO	310,976	13,978,371
East West Bancorp. Inc.	659,436	21,418,481
First Horizon National Corp.	1,676,138	21,957,408
Fulton Financial Corp.	563,655	7,541,704
PrivateBancorp. Inc.	559,530	21,597,858
Signature Bank/New York NYa	375,445	51,105,573
SVB Financial Group[a,b]	363,803	37,126,096
Synovus Financial Corp.	472,162	13,650,204
Webster Financial Corp.	367,527	13,194,219

		254,380,504
BEVERAGES — 0.17%
Boston Beer Co. Inc. (The)[a,b]	46,748	8,651,652

		8,651,652
BIOTECHNOLOGY — 0.71%
United Therapeutics Corp.[a,b]	319,676	35,621,497

		35,621,497
BUILDING PRODUCTS — 2.79%
AO Smith Corp.	526,355	40,166,150
Fortune Brands Home & Security Inc.	1,110,647	62,240,658
Lennox International Inc.	280,415	37,909,304

		140,316,112

Security	Shares	Value

CAPITAL MARKETS — 2.11%
Eaton Vance Corp. NVS	396,466	$13,289,540
Federated Investors Inc. Class B	320,508	9,246,656
Janus Capital Group Inc.	528,607	7,733,521
Raymond James Financial Inc.	388,180	18,481,250
SEI Investments Co.	968,898	41,711,059
Waddell & Reed Financial Inc. Class A	270,758	6,373,643
WisdomTree Investments Inc.[b]	798,812	9,130,421

		105,966,090
CHEMICALS — 2.76%
Ashland Inc.	227,313	24,995,337
Minerals Technologies Inc.	154,991	8,811,238
NewMarket Corp.	40,711	16,132,141
PolyOne Corp.	282,915	8,558,179
RPM International Inc.	486,957	23,047,675
Scotts Miracle-Gro Co. (The) Class A	192,293	13,993,162
Sensient Technologies Corp.	171,281	10,869,492
Valspar Corp. (The)	302,280	32,350,006

		138,757,230
COMMERCIAL SERVICES & SUPPLIES — 2.20%
Copart Inc.[a,b]	481,458	19,629,043
Deluxe Corp.	176,152	11,007,738
Herman Miller Inc.	206,994	6,394,045
Rollins Inc.	663,397	17,991,326
Waste Connections Inc.	862,613	55,716,174

		110,738,326
COMMUNICATIONS EQUIPMENT — 1.27%
ARRIS International PLC[a]	1,265,852	29,013,328
Ciena Corp.[a,b]	910,949	17,326,250
InterDigital Inc./PA	108,725	6,050,546
Plantronics Inc.	149,333	5,852,360
Polycom Inc.[a]	491,770	5,483,236

		63,725,720
CONSTRUCTION & ENGINEERING — 0.12%
KBR Inc.	391,501	6,060,435

		6,060,435
CONSTRUCTION MATERIALS — 0.49%
Eagle Materials Inc.	347,621	24,371,708

		24,371,708
CONTAINERS & PACKAGING — 1.36%
AptarGroup Inc.	256,979	20,149,723
Packaging Corp. of America	664,321	40,124,989
Silgan Holdings Inc.	148,484	7,894,894

		68,169,606
DISTRIBUTORS — 1.89%
LKQ Corp.[a]	2,157,962	68,903,727
Pool Corp.	296,368	26,003,328

		94,907,055

13

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.67%
Service Corp. International/U.S.	1,373,690	$33,902,669

		33,902,669
DIVERSIFIED FINANCIAL SERVICES — 3.21%
CBOE Holdings Inc.	576,527	37,664,509
FactSet Research Systems Inc.	290,319	43,992,038
MarketAxess Holdings Inc.	264,493	33,016,661
MSCI Inc.	626,627	46,420,528

		161,093,736
ELECTRIC UTILITIES — 0.24%
IDACORP Inc.	163,190	12,172,342

		12,172,342
ELECTRICAL EQUIPMENT — 1.67%
Acuity Brands Inc.	308,551	67,307,315
Hubbell Inc.	157,948	16,731,432

		84,038,747
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.47%
Belden Inc.	165,885	10,182,021
Cognex Corp.	598,434	23,309,004
FEI Co.	129,707	11,545,220
IPG Photonics Corp.[a,b]	257,260	24,717,541
National Instruments Corp.	356,045	10,720,515
Trimble Navigation Ltd.[a,b]	725,325	17,988,060
Zebra Technologies Corp. Class Aa,b	367,630	25,366,470

		123,828,831
FOOD & STAPLES RETAILING — 1.03%
Casey’s General Stores Inc.	148,698	16,850,457
Sprouts Farmers Market Inc.[a,b]	996,306	28,932,726
SUPERVALU Inc.[a,b]	995,176	5,732,214

		51,515,397
FOOD PRODUCTS — 3.69%
Flowers Foods Inc.	1,317,027	24,312,319
Hain Celestial Group Inc. (The)[a,b]	407,119	16,655,238
Ingredion Inc.	222,986	23,812,675
Lancaster Colony Corp.	87,758	9,703,402
Post Holdings Inc.[a]	451,800	31,070,286
Snyder’s-Lance Inc.	323,466	10,182,710
Tootsie Roll Industries Inc.[b]	71,353	2,493,076
TreeHouse Foods Inc.[a,b]	190,879	16,558,753
WhiteWave Foods Co. (The)[a,b]	1,242,858	50,509,749

		185,298,208
GAS UTILITIES — 0.98%
Atmos Energy Corp.	316,556	23,507,449
National Fuel Gas Co.	227,266	11,374,663
WGL Holdings Inc.	200,375	14,501,139

		49,383,251

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 6.42%
ABIOMED Inc.[a]	275,538	$26,123,758
Align Technology Inc.[a]	510,735	37,125,327
Cooper Companies Inc. (The)	163,747	25,212,126
Halyard Health Inc.[a]	131,813	3,786,987
Hill-Rom Holdings Inc.	260,505	13,103,401
IDEXX Laboratories Inc.[a,b]	631,763	49,479,678
LivaNova PLC[a]	299,844	16,185,579
ResMed Inc.[b]	986,969	57,066,548
STERIS PLC	605,289	43,005,783
Teleflex Inc.	178,976	28,101,022
West Pharmaceutical Services Inc.	336,568	23,330,894

		322,521,103
HEALTH CARE PROVIDERS & SERVICES — 2.53%
Amsurg Corp.[a,b]	377,562	28,166,125
MEDNAX Inc.[a,b]	661,124	42,721,833
Molina Healthcare Inc.[a,b]	150,507	9,706,196
VCA Inc.[a]	569,306	32,843,263
WellCare Health Plans Inc.[a,b]	146,122	13,552,816

		126,990,233
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a,b]	588,013	7,767,652

		7,767,652
HOTELS, RESTAURANTS & LEISURE — 3.64%
Brinker International Inc.	177,312	8,147,486
Buffalo Wild Wings Inc.[a,b]	132,754	19,663,522
Cheesecake Factory Inc. (The)	149,712	7,948,210
Cracker Barrel Old Country Store Inc.[b]	70,928	10,828,578
Domino’s Pizza Inc.	351,134	46,300,529
Dunkin’ Brands Group Inc.[b]	646,162	30,479,462
Jack in the Box Inc.	146,818	9,377,266
Panera Bread Co. Class Aa,b	162,085	33,199,871
Wendy’s Co. (The)	1,542,714	16,800,155

		182,745,079
HOUSEHOLD DURABLES — 3.29%
CalAtlantic Group Inc.	285,742	9,549,497
MDC Holdings Inc.	133,097	3,335,411
Newell Brands Inc.[a]	713,904	42,084,641
NVR Inc.[a,b]	25,712	44,543,469
Tempur Sealy International Inc.[a,b]	440,060	26,751,247
Toll Brothers Inc.[a,b]	1,092,886	32,251,066
TRI Pointe Group Inc.[a,b]	555,506	6,543,861

		165,059,192
HOUSEHOLD PRODUCTS — 0.15%
Energizer Holdings Inc.	187,638	7,601,215

		7,601,215

14

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value

INSURANCE — 2.43%
American Financial Group Inc./OH	250,328	$17,615,581
Arthur J Gallagher & Co.	661,377	29,418,049
Brown & Brown Inc.	519,172	18,586,358
Old Republic International Corp.	1,717,876	31,402,773
Primerica Inc.[b]	196,711	8,759,541
RenaissanceRe Holdings Ltd.[b]	137,367	16,460,688

		122,242,990
INTERNET SOFTWARE & SERVICES — 0.69%
comScore Inc.[a]	219,138	6,582,906
j2 Global Inc.	325,976	20,073,602
Rackspace Hosting Inc.[a,b]	377,172	8,143,143

		34,799,651
IT SERVICES — 6.37%
Acxiom Corp.[a,b]	252,495	5,413,493
Broadridge Financial Solutions Inc.	837,534	49,674,141
Convergys Corp.	680,999	18,911,342
CoreLogic Inc./U.S.[a,b]	379,671	13,174,584
DST Systems Inc.	223,254	25,176,354
Gartner Inc.[a,b]	580,321	51,851,681
Global Payments Inc.	911,609	59,528,068
Jack Henry & Associates Inc.	555,820	47,005,697
Leidos Holdings Inc.	172,213	8,665,758
MAXIMUS Inc.	457,494	24,082,484
NeuStar Inc. Class Aa,b	122,700	3,018,420
WEX Inc.[a]	160,799	13,404,205

		319,906,227
LEISURE PRODUCTS — 1.19%
Brunswick Corp./DE	301,719	14,476,478
Polaris Industries Inc.[b]	234,232	23,067,167
Vista Outdoor Inc.[a]	430,861	22,365,995

		59,909,640
LIFE SCIENCES TOOLS & SERVICES — 2.77%
Bio-Techne Corp.	262,183	24,781,537
Charles River Laboratories International Inc.[a,b]	329,346	25,010,535
Mettler-Toledo International Inc.[a,b]	190,148	65,555,424
PAREXEL International Corp.[a,b]	378,509	23,743,870

		139,091,366
MACHINERY — 3.27%
Crane Co.	157,173	8,465,338
Donaldson Co. Inc.	356,763	11,384,307
Graco Inc.	248,695	20,880,432
IDEX Corp.	294,401	24,399,955
ITT Corp.	265,195	9,783,043
Nordson Corp.	211,540	16,085,502
Toro Co. (The)	383,816	33,054,234
Wabtec Corp./DE	395,290	31,342,544
Woodward Inc.	172,993	8,999,096

		164,394,451

Security	Shares	Value

MEDIA — 1.26%
AMC Networks Inc. Class Aa,b	429,370	$27,883,288
Cable One Inc.	18,594	8,127,995
Cinemark Holdings Inc.	334,824	11,996,744
DreamWorks Animation SKG Inc. Class Aa,b	232,085	5,790,521
Live Nation Entertainment Inc.[a,b]	421,654	9,407,100

		63,205,648
METALS & MINING — 0.19%
Compass Minerals International Inc.	133,301	9,445,709

		9,445,709
PAPER & FOREST PRODUCTS — 0.22%
Louisiana-Pacific Corp.[a]	646,393	11,066,248

		11,066,248
PERSONAL PRODUCTS — 0.32%
Avon Products Inc.	861,736	4,144,950
Edgewell Personal Care Co.	150,716	12,137,160

		16,282,110
PHARMACEUTICALS — 0.49%
Akorn Inc.[a,b]	564,938	13,292,991
Catalent Inc.[a,b]	416,351	11,104,081

		24,397,072
PROFESSIONAL SERVICES — 0.30%
CEB Inc.	230,221	14,902,205

		14,902,205
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.79%
Alexandria Real Estate Equities Inc.	315,526	28,678,158
American Campus Communities Inc.	496,051	23,359,042
Camden Property Trust	337,034	28,341,189
Care Capital Properties Inc.	260,280	6,985,915
Communications Sales & Leasing Inc.[b]	848,980	18,889,805
Douglas Emmett Inc.	611,891	18,424,038
Duke Realty Corp.	1,146,072	25,832,463
EPR Properties[b]	200,916	13,385,024
Equity One Inc.	639,511	18,328,385
First Industrial Realty Trust Inc.	397,117	9,030,441
Healthcare Realty Trust Inc.[b]	720,588	22,258,963
Highwoods Properties Inc.[b]	352,386	16,847,575
Kilroy Realty Corp.[b]	402,982	24,932,496
Lamar Advertising Co. Class A	578,593	35,583,470
Mid-America Apartment Communities Inc.[b]	372,055	38,027,742
National Retail Properties Inc.[b]	477,301	22,051,306
Omega Healthcare Investors Inc.[b]	583,618	20,601,715
Post Properties Inc.	208,104	12,432,133
Potlatch Corp.[b]	143,723	4,527,275
Regency Centers Corp.	687,918	51,490,662
Sovran Self Storage Inc.[b]	277,723	32,757,428
Tanger Factory Outlet Centers Inc.[b]	414,465	15,082,381
Taubman Centers Inc.	199,487	14,209,459
Urban Edge Properties[b]	371,347	9,595,606
Weingarten Realty Investors	803,836	30,159,927

		541,812,598

15

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2016

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.98%
Alexander & Baldwin Inc.	324,566	$11,905,081
Jones Lang LaSalle Inc.	317,782	37,282,184

		49,187,265
ROAD & RAIL — 0.34%
Old Dominion Freight Line Inc.[a,b]	242,324	16,870,597

		16,870,597
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.06%
Advanced Micro Devices Inc.[a,b]	2,086,909	5,947,691
Fairchild Semiconductor International Inc.[a]	360,728	7,214,560
Integrated Device Technology Inc.[a,b]	954,465	19,509,265
Microchip Technology Inc.	1,367,119	11,101,006
Microsemi Corp.[a,b]	792,234	30,350,484
Silicon Laboratories Inc.[a,b]	190,885	8,582,190
Synaptics Inc.[a,b]	258,527	20,614,943

		103,320,139
SOFTWARE — 7.65%
ACI Worldwide Inc.[a,b]	839,644	17,456,199
ANSYS Inc.[a,b]	621,646	55,612,451
Cadence Design Systems Inc.[a]	2,152,131	50,747,249
CDK Global Inc.	1,094,365	50,942,691
CommVault Systems Inc.[a,b]	163,086	7,040,423
Fair Isaac Corp.	221,214	23,468,593
Fortinet Inc.[a,b]	1,028,200	31,493,766
Manhattan Associates Inc.[a]	514,585	29,264,449
PTC Inc.[a]	452,302	14,998,334
Synopsys Inc.[a,b]	704,931	34,146,858
Tyler Technologies Inc.[a,b]	232,021	29,840,221
Ultimate Software Group Inc. (The)[a,b]	203,327	39,343,774

		384,355,008
SPECIALTY RETAIL — 1.12%
Foot Locker Inc.[b]	628,847	40,560,632
Williams-Sonoma Inc.	291,427	15,952,714

		56,513,346
TEXTILES, APPAREL & LUXURY GOODS — 1.48%
Carter’s Inc.	364,735	38,435,774
Kate Spade & Co.[a]	316,421	8,075,064
Skechers U.S.A. Inc. Class Aa,b	921,151	28,049,048

		74,559,886
THRIFTS & MORTGAGE FINANCE — 0.17%
Washington Federal Inc.	381,189	8,633,931

		8,633,931

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.33%
Watsco Inc.	121,670	$16,393,816

		16,393,816
WATER UTILITIES — 0.47%
Aqua America Inc.	736,389	23,431,898

		23,431,898

TOTAL COMMON STOCKS
(Cost: $4,508,087,976)		5,017,863,517

SHORT-TERM INVESTMENTS — 6.87%

MONEY MARKET FUNDS — 6.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	314,905,885	314,905,885
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	15,995,126	15,995,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	14,429,822	14,429,822

		345,330,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $345,330,833)		345,330,833

TOTAL INVESTMENTS IN SECURITIES — 106.76%
(Cost: $4,853,418,809)		5,363,194,350
Other Assets, Less Liabilities — (6.76)%		(339,776,162)

NET ASSETS — 100.00%		$5,023,418,188

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

16

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	34	Jun. 2016	Chicago Mercantile	$4,900,080	$228,389

See notes to financial statements.

17

Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.74%
B/E Aerospace Inc.	329,306	$15,187,593
Curtiss-Wright Corp.	140,866	10,659,330
Esterline Technologies Corp.[a,b]	167,428	10,727,112
Huntington Ingalls Industries Inc.	129,811	17,776,318
KLX Inc.[a,b]	298,008	9,577,977
Orbital ATK Inc.	332,853	28,938,240
Teledyne Technologies Inc.[a]	195,034	17,190,297
Triumph Group Inc.	278,451	8,765,637

		118,822,504
AUTO COMPONENTS — 0.50%
Dana Holding Corp.	844,226	11,895,144
Gentex Corp.	619,895	9,726,153

		21,621,297
AUTOMOBILES — 0.19%
Thor Industries Inc.	132,183	8,429,310

		8,429,310
BANKS — 5.96%
Associated Banc-Corp.	846,453	15,185,367
BancorpSouth Inc.	240,707	5,129,466
Bank of Hawaii Corp.	95,490	6,520,057
Cathay General Bancorp.	147,064	4,166,323
Commerce Bancshares Inc./MO	220,830	9,926,309
Cullen/Frost Bankers Inc.[b]	308,650	17,009,702
East West Bancorp. Inc.	284,350	9,235,688
First Niagara Financial Group Inc.	2,007,513	19,432,726
FirstMerit Corp.	937,909	19,742,985
FNB Corp./PA	1,184,924	15,415,861
Fulton Financial Corp.	532,003	7,118,200
Hancock Holding Co.	437,768	10,051,153
International Bancshares Corp.	314,392	7,752,907
PacWest Bancorp.	647,415	24,051,467
Prosperity Bancshares Inc.	371,670	17,241,771
Synovus Financial Corp.	335,290	9,693,234
TCF Financial Corp.	964,367	11,823,139
Trustmark Corp.	383,774	8,838,315
Umpqua Holdings Corp.	1,246,543	19,770,172
Valley National Bancorp.	1,263,922	12,057,816
Webster Financial Corp.	223,171	8,011,839

		258,174,497
BEVERAGES — 0.07%
Boston Beer Co. Inc. (The)[a,b]	16,075	2,975,000

		2,975,000
CAPITAL MARKETS — 1.43%
Eaton Vance Corp. NVS	330,564	11,080,505
Federated Investors Inc. Class B	264,905	7,642,509
Janus Capital Group Inc.	408,458	5,975,741

Security	Shares	Value

Raymond James Financial Inc.	412,952	$19,660,645
Stifel Financial Corp.[a,b]	392,885	11,629,396
Waddell & Reed Financial Inc. Class A	245,980	5,790,369

		61,779,165
CHEMICALS — 3.80%
Albemarle Corp.[b]	635,098	40,601,815
Ashland Inc.	175,305	19,276,538
Cabot Corp.	352,866	17,054,014
Minerals Technologies Inc.	73,228	4,163,012
NewMarket Corp.	23,606	9,354,114
Olin Corp.	934,279	16,228,426
PolyOne Corp.	256,649	7,763,632
RPM International Inc.	360,788	17,076,096
Scotts Miracle-Gro Co. (The) Class A	102,892	7,487,451
Sensient Technologies Corp.	117,094	7,430,785
Valspar Corp. (The)	168,625	18,046,247

		164,482,130
COMMERCIAL SERVICES & SUPPLIES — 1.71%
Clean Harbors Inc.[a,b]	296,490	14,628,817
Copart Inc.[a,b]	190,913	7,783,523
Deluxe Corp.	136,195	8,510,825
Herman Miller Inc.	173,227	5,350,982
HNI Corp.	249,313	9,765,590
MSA Safety Inc.	180,317	8,718,327
RR Donnelley & Sons Co.	1,181,285	19,373,074

		74,131,138
COMMUNICATIONS EQUIPMENT — 0.60%
InterDigital Inc./PA	111,244	6,190,729
NetScout Systems Inc.[a,b]	557,468	12,805,040
Plantronics Inc.	70,510	2,763,287
Polycom Inc.[a]	364,854	4,068,122

		25,827,178
CONSTRUCTION & ENGINEERING — 1.40%
AECOM[a,b]	863,468	26,586,180
Granite Construction Inc.	222,566	10,638,655
KBR Inc.	492,317	7,621,067
Valmont Industries Inc.	128,929	15,966,567

		60,812,469
CONSUMER FINANCE — 0.35%
SLM Corp.[a]	2,412,026	15,340,485

		15,340,485
CONTAINERS & PACKAGING — 1.80%
AptarGroup Inc.	149,380	11,712,886
Bemis Co. Inc.	535,730	27,740,100
Greif Inc. Class A	145,855	4,776,751
Silgan Holdings Inc.	110,255	5,862,258
Sonoco Products Co.	571,234	27,744,835

		77,836,830

18

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.59%
DeVry Education Group Inc.	322,961	$5,577,536
Graham Holdings Co. Class B	24,296	11,662,080
Sotheby’sb	313,008	8,366,704

		25,606,320
ELECTRIC UTILITIES — 4.92%
Alliant Energy Corp.	641,942	47,683,452
Cleco Corporate Holdings LLC	342,600	18,914,946
Great Plains Energy Inc.	872,125	28,126,031
Hawaiian Electric Industries Inc.	608,980	19,730,952
IDACORP Inc.	153,489	11,448,745
OGE Energy Corp.	1,129,884	32,348,579
PNM Resources Inc.	450,604	15,194,367
Westar Energy Inc.	801,263	39,750,657

		213,197,729
ELECTRICAL EQUIPMENT — 0.80%
Hubbell Inc.	175,023	18,540,186
Regal Beloit Corp.	252,730	15,944,736

		34,484,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.88%
Arrow Electronics Inc.[a,b]	514,543	33,141,715
Avnet Inc.	742,700	32,901,610
Belden Inc.	104,868	6,436,798
FEI Co.	126,988	11,303,202
Ingram Micro Inc. Class A	839,425	30,143,752
Jabil Circuit Inc.	1,078,179	20,776,509
Keysight Technologies Inc.[a]	969,291	26,888,132
Knowles Corp.[a,b]	502,007	6,616,452
National Instruments Corp.	286,500	8,626,515
SYNNEX Corp.	163,930	15,178,279
Tech Data Corp.[a,b]	198,467	15,236,311
Trimble Navigation Ltd.[a]	837,601	20,772,505
VeriFone Systems Inc.[a]	623,362	17,603,743
Vishay Intertechnology Inc.[b]	765,299	9,344,301

		254,969,824
ENERGY EQUIPMENT & SERVICES — 2.78%
Dril-Quip Inc.[a,b]	214,586	12,995,328
Ensco PLC Class A	1,325,275	13,743,102
Nabors Industries Ltd.	1,593,053	14,656,087
Noble Corp. PLC	1,376,094	14,242,573
Oceaneering International Inc.	553,683	18,404,423
Oil States International Inc.[a,b]	290,404	9,153,534
Patterson-UTI Energy Inc.	832,426	14,667,346
Rowan Companies PLC Class A	705,398	11,356,908
Superior Energy Services Inc.[b]	855,599	11,456,471

		120,675,772
FOOD & STAPLES RETAILING — 0.62%
Casey’s General Stores Inc.	101,654	11,519,431
SUPERVALU Inc.[a]	709,411	4,086,207
United Natural Foods Inc.[a,b]	284,416	11,461,965

		27,067,603

Security	Shares	Value

FOOD PRODUCTS — 1.62%
Dean Foods Co.[b]	517,759	$8,967,586
Hain Celestial Group Inc. (The)[a,b]	256,266	10,483,842
Ingredion Inc.	227,783	24,324,947
Lancaster Colony Corp.	39,721	4,391,951
Snyder’s-Lance Inc.	188,476	5,933,224
Tootsie Roll Industries Inc.[b]	44,938	1,570,145
TreeHouse Foods Inc.[a,b]	165,840	14,386,620

		70,058,315
GAS UTILITIES — 3.40%
Atmos Energy Corp.	323,368	24,013,308
National Fuel Gas Co.	297,380	14,883,869
New Jersey Resources Corp.	486,218	17,712,922
ONE Gas Inc.	295,892	18,079,001
Questar Corp.	990,229	24,557,679
UGI Corp.	972,643	39,187,787
WGL Holdings Inc.	121,671	8,805,330

		147,239,896
HEALTH CARE EQUIPMENT & SUPPLIES — 1.30%
Cooper Companies Inc. (The)	142,388	21,923,480
Halyard Health Inc.[a]	158,759	4,561,146
Hill-Rom Holdings Inc.	112,905	5,679,122
Teleflex Inc.	91,794	14,412,576
West Pharmaceutical Services Inc.	138,822	9,623,141

		56,199,465
HEALTH CARE PROVIDERS & SERVICES — 1.44%
Centene Corp.[a]	—	9
Community Health Systems Inc.[a,b]	636,991	11,790,703
LifePoint Health Inc.[a]	244,059	16,901,086
Molina Healthcare Inc.[a,b]	111,781	7,208,757
Owens & Minor Inc.	354,524	14,329,860
WellCare Health Plans Inc.[a,b]	132,177	12,259,417

		62,489,832
HEALTH CARE TECHNOLOGY — 0.18%
Allscripts Healthcare Solutions Inc.[a,b]	601,879	7,950,822

		7,950,822
HOTELS, RESTAURANTS & LEISURE — 0.88%
Brinker International Inc.	181,557	8,342,544
Cheesecake Factory Inc. (The)	135,759	7,207,445
Cracker Barrel Old Country Store Inc.[b]	78,571	11,995,435
International Speedway Corp. Class A	151,629	5,596,626
Jack in the Box Inc.	78,763	5,030,593

		38,172,643
HOUSEHOLD DURABLES — 1.68%
CalAtlantic Group Inc.	203,873	6,813,436
KB Home[b]	480,334	6,859,169
MDC Holdings Inc.	115,996	2,906,860
Newell Brands Inc.[a,b]	596,459	35,161,258
TRI Pointe Group Inc.[a,b]	380,479	4,482,042
Tupperware Brands Corp.[b]	285,765	16,568,655

		72,791,420

19

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.19%
Energizer Holdings Inc.	200,054	$8,104,188

		8,104,188
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
Talen Energy Corp.[a]	364,794	3,283,146

		3,283,146
INDUSTRIAL CONGLOMERATES — 0.83%
Carlisle Companies Inc.	363,207	36,139,096

		36,139,096
INSURANCE — 8.08%
Alleghany Corp.[a]	87,383	43,359,445
American Financial Group Inc./OH	200,795	14,129,944
Arthur J Gallagher & Co.	470,799	20,941,140
Aspen Insurance Holdings Ltd.	345,075	16,460,077
Brown & Brown Inc.	235,112	8,417,010
CNO Financial Group Inc.	1,016,227	18,210,788
Endurance Specialty Holdings Ltd.	348,359	22,761,777
Everest Re Group Ltd.	241,558	47,690,796
First American Financial Corp.	617,236	23,522,864
Genworth Financial Inc. Class Aa	2,689,546	7,342,461
Hanover Insurance Group Inc. (The)	242,299	21,860,216
Kemper Corp.	273,863	8,098,129
Mercury General Corp.	189,613	10,523,521
Primerica Inc.	114,657	5,105,676
Reinsurance Group of America Inc.	368,962	35,512,592
RenaissanceRe Holdings Ltd.	127,472	15,274,970
WR Berkley Corp.	554,876	31,184,031

		350,395,437
INTERNET & CATALOG RETAIL — 0.22%
HSN Inc.	180,062	9,419,043

		9,419,043
INTERNET SOFTWARE & SERVICES — 0.23%
comScore Inc.[a]	90,926	2,731,417
Rackspace Hosting Inc.[a,b]	328,678	7,096,158

		9,827,575
IT SERVICES — 1.69%
Acxiom Corp.[a,b]	238,247	5,108,016
Computer Sciences Corp.	781,210	26,865,812
CoreLogic Inc./U.S.[a]	195,352	6,778,714
Leidos Holdings Inc.	224,990	11,321,497
NeuStar Inc. Class Aa,b	132,723	3,264,986
Science Applications International Corp.	233,768	12,469,185
WEX Inc.[a,b]	89,944	7,497,732

		73,305,942

Security	Shares	Value

LEISURE PRODUCTS — 0.65%
Brunswick Corp./DE	272,763	$13,087,169
Polaris Industries Inc.	153,793	15,145,534

		28,232,703
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Bio-Rad Laboratories Inc. Class Aa,b	117,938	16,124,483

		16,124,483
MACHINERY — 5.32%
AGCO Corp.[b]	401,215	19,940,386
CLARCOR Inc.	275,853	15,941,545
Crane Co.	154,531	8,323,040
Donaldson Co. Inc.	411,588	13,133,773
Graco Inc.	112,013	9,404,612
IDEX Corp.	193,336	16,023,688
ITT Corp.	293,325	10,820,759
Joy Global Inc.	552,826	8,883,914
Kennametal Inc.	449,966	10,119,735
Lincoln Electric Holdings Inc.	364,006	21,319,831
Nordson Corp.	133,121	10,122,521
Oshkosh Corp.	413,712	16,908,409
Terex Corp.	614,365	15,285,401
Timken Co. (The)	393,706	13,185,214
Trinity Industries Inc.	864,955	15,837,326
Wabtec Corp./DE	202,876	16,086,038
Woodward Inc.	176,170	9,164,363

		230,500,555
MARINE — 0.42%
Kirby Corp.[a,b]	304,468	18,356,376

		18,356,376
MEDIA — 1.70%
Cable One Inc.	9,942	4,345,946
Cinemark Holdings Inc.	327,913	11,749,123
DreamWorks Animation SKG Inc. Class Aa,b	219,012	5,464,349
John Wiley & Sons Inc. Class A	274,705	13,430,327
Live Nation Entertainment Inc.[a,b]	485,938	10,841,277
Meredith Corp.	213,025	10,118,688
New York Times Co. (The) Class A	696,684	8,680,683
Time Inc.	591,947	9,139,662

		73,770,055
METALS & MINING — 3.15%
Allegheny Technologies Inc.[b]	615,280	10,029,064
Carpenter Technology Corp.	264,431	9,051,473
Commercial Metals Co.	656,693	11,144,080
Compass Minerals International Inc.	84,279	5,972,010
Reliance Steel & Aluminum Co.	406,620	28,134,038
Royal Gold Inc.	369,268	18,939,756
Steel Dynamics Inc.	1,375,927	30,972,117
U.S. Steel Corp.[b]	826,961	13,272,724
Worthington Industries Inc.	257,014	9,159,979

		136,675,241

20

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value

MULTI-UTILITIES — 1.44%
Black Hills Corp.	289,678	$17,418,338
MDU Resources Group Inc.	1,104,883	21,501,023
Vectren Corp.	468,340	23,679,271

		62,598,632
MULTILINE RETAIL — 0.73%
Big Lots Inc.	280,144	12,687,722
JC Penney Co. Inc.[a]	1,732,031	19,156,263

		31,843,985
OIL, GAS & CONSUMABLE FUELS — 3.61%
CONSOL Energy Inc.[b]	1,295,777	14,629,322
Denbury Resources Inc.	1,991,326	4,420,744
Energen Corp.	549,184	20,094,643
Gulfport Energy Corp.[a]	696,121	19,728,069
HollyFrontier Corp.	998,717	35,274,684
QEP Resources Inc.	1,079,658	15,233,974
SM Energy Co.[b]	386,432	7,241,736
Western Refining Inc.	381,468	11,096,904
World Fuel Services Corp.	400,614	19,461,828
WPX Energy Inc.[a,b]	1,329,200	9,291,108

		156,473,012
PAPER & FOREST PRODUCTS — 0.45%
Domtar Corp.	354,346	14,351,013
Louisiana-Pacific Corp.[a]	292,573	5,008,850

		19,359,863
PERSONAL PRODUCTS — 0.60%
Avon Products Inc.	1,779,766	8,560,674
Edgewell Personal Care Co.	214,971	17,311,615

		25,872,289
PHARMACEUTICALS — 0.14%
Catalent Inc.[a,b]	223,371	5,957,305

		5,957,305
PROFESSIONAL SERVICES — 0.96%
FTI Consulting Inc.[a,b]	234,076	8,312,039
ManpowerGroup Inc.	409,033	33,303,467

		41,615,506
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.81%
Alexandria Real Estate Equities Inc.[b]	161,860	14,711,455
American Campus Communities Inc.	339,083	15,967,418
Camden Property Trust[b]	221,360	18,614,162
Care Capital Properties Inc.	266,385	7,149,773
Corporate Office Properties Trust[b]	534,562	14,026,907
Corrections Corp. of America	663,397	21,261,874
Douglas Emmett Inc.	300,187	9,038,631
Duke Realty Corp.[b]	1,037,309	23,380,945
EPR Properties[b]	196,848	13,114,014
First Industrial Realty Trust Inc.	170,709	3,881,923

Security	Shares	Value

Highwoods Properties Inc.[b]	260,728	$12,465,406
Hospitality Properties Trust[b]	847,680	22,514,381
Kilroy Realty Corp.[b]	198,012	12,251,002
LaSalle Hotel Properties[b]	639,038	16,174,052
Liberty Property Trust	827,285	27,680,956
Mack-Cali Realty Corp.[b]	506,275	11,897,462
Mid-America Apartment Communities Inc.	127,934	13,076,134
National Retail Properties Inc.[b]	415,020	19,173,924
Omega Healthcare Investors Inc.[b]	468,361	16,533,143
Post Properties Inc.	137,034	8,186,411
Potlatch Corp.[b]	115,453	3,636,770
Rayonier Inc.[b]	694,522	17,140,803
Senior Housing Properties Trust[b]	1,343,656	24,038,006
Tanger Factory Outlet Centers Inc.[b]	204,485	7,441,209
Taubman Centers Inc.	180,477	12,855,377
Urban Edge Properties	225,378	5,823,768
WP Glimcher Inc.	1,046,235	9,928,770

		381,964,676
ROAD & RAIL — 1.30%
Genesee & Wyoming Inc. Class Aa,b	322,237	20,204,260
Landstar System Inc.	240,017	15,507,498
Old Dominion Freight Line Inc.[a,b]	194,334	13,529,533
Werner Enterprises Inc.	253,547	6,886,337

		56,127,628
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.17%
Advanced Micro Devices Inc.[a,b]	1,969,483	5,613,027
Cree Inc.[a,b]	571,127	16,619,796
Cypress Semiconductor Corp.[b]	1,779,985	15,414,670
Fairchild Semiconductor International Inc.[a]	354,580	7,091,600
Intersil Corp. Class A	749,769	10,024,411
Microchip Technology Inc.	1,285,096	10,434,979
Silicon Laboratories Inc.[a,b]	65,804	2,958,548
SunEdison Inc.[a,b]	1,800,308	972,526
Teradyne Inc.	1,156,159	24,961,473

		94,091,030
SOFTWARE — 0.92%
CommVault Systems Inc.[a,b]	107,309	4,632,530
Mentor Graphics Corp.	564,204	11,470,267
PTC Inc.[a]	284,453	9,432,461
Synopsys Inc.[a]	291,386	14,114,738

		39,649,996
SPECIALTY RETAIL — 4.19%
Aaron’s Inc.	364,722	9,154,522
Abercrombie & Fitch Co. Class A	379,808	11,979,144
American Eagle Outfitters Inc.[b]	940,533	15,678,685
Ascena Retail Group Inc.[a,b]	964,285	10,664,992
Cabela’s Inc.[a,b]	272,234	13,255,073
Chico’s FAS Inc.	754,921	10,017,802
CST Brands Inc.	427,881	16,383,564
Dick’s Sporting Goods Inc.	509,689	23,827,961
Foot Locker Inc.	271,846	17,534,067
Guess? Inc.	361,393	6,783,347
Murphy USA Inc.[a,b]	221,598	13,617,197
Office Depot Inc.[a]	2,795,483	19,847,929
Williams-Sonoma Inc.	233,888	12,803,029

		181,547,312

21

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.21%
3D Systems Corp.[a,b]	600,978	$9,297,130
Diebold Inc.	367,887	10,635,613
Lexmark International Inc. Class A	349,983	11,699,932
NCR Corp.[a]	700,457	20,964,678

		52,597,353
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Deckers Outdoor Corp.[a,b]	183,215	10,976,411
Fossil Group Inc.[a,b]	233,830	10,386,729
Kate Spade & Co.[a,b]	470,580	12,009,201

		33,372,341
THRIFTS & MORTGAGE FINANCE — 1.12%
New York Community Bancorp. Inc.	2,751,672	43,751,585
Washington Federal Inc.	213,107	4,826,873

		48,578,458
TRADING COMPANIES & DISTRIBUTORS — 1.14%
GATX Corp.[b]	237,885	11,299,537
MSC Industrial Direct Co. Inc. Class A	272,838	20,820,268
NOW Inc.[a,b]	606,289	10,743,441
Watsco Inc.	48,117	6,483,285

		49,346,531
WATER UTILITIES — 0.30%
Aqua America Inc.	410,385	13,058,451

		13,058,451
WIRELESS TELECOMMUNICATION SERVICES — 0.37%
Telephone & Data Systems Inc.	534,803	16,092,222

		16,092,222

TOTAL COMMON STOCKS
(Cost: $4,069,153,398)		4,325,416,996

SHORT-TERM INVESTMENTS — 5.17%

MONEY MARKET FUNDS — 5.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	200,799,584	200,799,584
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	10,199,284	10,199,284

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	13,126,693	$13,126,693

		224,125,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $224,125,561)		224,125,561

TOTAL INVESTMENTS IN SECURITIES — 104.97% (Cost: $4,293,278,959)		4,549,542,557
Other Assets, Less Liabilities — (4.97)%		(215,213,059)

NET ASSETS — 100.00%		$4,334,329,498

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

22

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	58	Jun. 2016	Chicago Mercantile	$8,358,960	$263,518

See notes to financial statements.

23

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 0.66%
Aerojet Rocketdyne Holdings Inc.[a,b]	448,209	$7,341,664
American Science & Engineering Inc.	27,164	752,171
National Presto Industries Inc.	28,212	2,362,473
TASER International Inc.[a,b]	526,018	10,325,733

		20,782,041
AIR FREIGHT & LOGISTICS — 0.30%
Forward Air Corp.	206,485	9,357,900

		9,357,900
AIRLINES — 1.43%
Allegiant Travel Co.	128,251	22,836,373
Hawaiian Holdings Inc.[a,b]	465,171	21,951,420

		44,787,793
AUTO COMPONENTS — 1.44%
Dorman Products Inc.[a,b]	198,572	10,806,288
Drew Industries Inc.	238,699	15,386,538
Gentherm Inc.[a]	355,677	14,792,607
Motorcar Parts of America Inc.[a,b]	107,981	4,101,118

		45,086,551
AUTOMOBILES — 0.11%
Winnebago Industries Inc.	153,796	3,452,720

		3,452,720
BANKS — 10.19%
Ameris Bancorp.	272,537	8,061,644
Banc of California Inc.	316,441	5,537,717
Banner Corp.	199,390	8,382,356
BB&T Corp.	838,441	9,592,981
BBCN Bancorp. Inc.	779,267	11,837,066
Brookline Bancorp. Inc.	414,581	4,564,537
Cardinal Financial Corp.	228,769	4,655,449
Central Pacific Financial Corp.	193,777	4,218,525
City Holding Co.	83,862	4,006,926
Columbia Banking System Inc.	412,813	12,351,365
Community Bank System Inc.	240,729	9,198,255
CVB Financial Corp.[b]	658,846	11,496,863
First Commonwealth Financial Corp.	567,375	5,026,943
First Financial Bankshares Inc.[b]	646,280	19,116,962
First Midwest Bancorp. Inc./IL	766,942	13,820,295
First NBC Bank Holding Co.[a]	93,686	1,928,995
Glacier Bancorp. Inc.	491,776	12,500,946
Hanmi Financial Corp.	315,251	6,941,827
Home BancShares Inc./AR	597,724	24,476,798
Independent Bank Corp./Rockland MA	182,939	8,407,876
LegacyTexas Financial Group Inc.	429,550	8,440,657
MB Financial Inc.	430,541	13,971,055
NBT Bancorp. Inc.	211,495	5,699,790
Pinnacle Financial Partners Inc.	345,544	16,952,389

Security	Shares	Value

S&T Bancorp. Inc.	218,526	$5,629,230
Simmons First National Corp. Class A	279,509	12,597,471
Sterling Bancorp./DE	787,714	12,548,284
Talmer Bancorp. Inc. Class A	621,629	11,245,269
Texas Capital Bancshares Inc.[a,b]	251,739	9,661,743
Tompkins Financial Corp.	83,150	5,321,600
United Bankshares Inc./WVb	348,779	12,800,189
United Community Banks Inc./GA	423,904	7,829,507
Westamerica Bancorp.[b]	110,196	5,367,647
Wilshire Bancorp. Inc.	472,333	4,865,030

		319,054,187
BIOTECHNOLOGY — 2.24%
Acorda Therapeutics Inc.[a,b]	448,068	11,851,399
AMAG Pharmaceuticals Inc.[a,b]	191,091	4,471,529
Emergent BioSolutions Inc.[a,b]	301,609	10,963,487
Ligand Pharmaceuticals Inc.[a,b]	177,497	19,008,154
MiMedx Group Inc.[a,b]	961,485	8,403,379
Momenta Pharmaceuticals Inc.[a,b]	608,864	5,625,903
Repligen Corp.[a,b]	323,712	8,681,956
Spectrum Pharmaceuticals Inc.[a,b]	196,312	1,248,544

		70,254,351
BUILDING PRODUCTS — 2.94%
AAON Inc.	389,724	10,912,272
American Woodmark Corp.[a]	133,948	9,991,181
Apogee Enterprises Inc.	282,863	12,414,857
Gibraltar Industries Inc.[a]	131,527	3,761,672
Griffon Corp.	372,578	5,756,330
PGT Inc.[a,b]	477,578	4,699,368
Quanex Building Products Corp.	211,798	3,676,813
Simpson Manufacturing Co. Inc.	249,351	9,517,728
Trex Co. Inc.[a,b]	302,604	14,503,810
Universal Forest Products Inc.	197,189	16,922,760

		92,156,791
CAPITAL MARKETS — 2.20%
Evercore Partners Inc. Class A	385,020	19,924,785
Financial Engines Inc.	506,801	15,928,755
Greenhill & Co. Inc.	96,339	2,138,726
HFF Inc. Class A	338,608	9,321,878
Interactive Brokers Group Inc. Class A	393,347	15,466,404
Investment Technology Group Inc.	162,847	3,598,919
Virtus Investment Partners Inc.[b]	32,961	2,574,584

		68,954,051
CHEMICALS — 1.17%
American Vanguard Corp.	121,912	1,923,771
Balchem Corp.	308,684	19,144,582
Innospec Inc.	235,162	10,196,624
Quaker Chemical Corp.	62,193	5,277,698

		36,542,675
COMMERCIAL SERVICES & SUPPLIES — 2.70%
Brady Corp. Class A	224,404	6,023,003
G&K Services Inc. Class A	95,575	7,000,869
Healthcare Services Group Inc.	706,352	26,000,817
Interface Inc.	645,269	11,963,287

24

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value

Matthews International Corp. Class A	323,219	$16,636,082
Mobile Mini Inc.	231,675	7,649,909
U.S. Ecology Inc.	213,264	9,417,738

		84,691,705
COMMUNICATIONS EQUIPMENT — 1.50%
CalAmp Corp.[a,b]	219,019	3,927,011
Digi International Inc.[a]	149,295	1,407,852
Ixia[a]	381,133	4,748,917
Lumentum Holdings Inc.[a]	194,792	5,253,540
NETGEAR Inc.[a]	200,155	8,080,257
Ruckus Wireless Inc.[a,b]	343,868	3,373,345
ViaSat Inc.[a,b]	272,854	20,049,312

		46,840,234
CONSTRUCTION & ENGINEERING — 1.04%
Comfort Systems USA Inc.	366,570	11,645,929
Dycom Industries Inc.[a,b]	321,977	20,822,252

		32,468,181
CONSTRUCTION MATERIALS — 0.72%
Headwaters Inc.[a,b]	724,829	14,380,608
U.S. Concrete Inc.[a,b]	135,485	8,072,196

		22,452,804
CONSUMER FINANCE — 0.27%
PRA Group Inc.[a,b]	289,880	8,519,573

		8,519,573
DISTRIBUTORS — 0.32%
Core-Mark Holding Co. Inc.	122,429	9,985,309

		9,985,309
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.25%
8x8 Inc.[a,b]	866,851	8,720,521
Atlantic Tele-Network Inc.	52,846	4,007,312
Cincinnati Bell Inc.[a,b]	1,339,473	5,183,761
Cogent Communications Holdings Inc.	265,983	10,381,316
Consolidated Communications Holdings Inc.	217,852	5,611,868
General Communication Inc. Class Aa,b	288,862	5,291,952

		39,196,730
ELECTRICAL EQUIPMENT — 0.50%
AZZ Inc.	252,981	14,318,725
Vicor Corp.[a]	115,507	1,210,513

		15,529,238
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.00%
Agilysys Inc.[a]	66,613	680,119
Badger Meter Inc.[b]	95,408	6,345,586
Coherent Inc.[a,b]	130,334	11,977,694
DTS Inc./CAa,b	96,522	2,102,249
ePlus Inc.[a,b]	29,979	2,413,609
Fabrinet[a,b]	299,302	9,682,420
II-VI Inc.[a]	516,025	11,202,903

Security	Shares	Value

Littelfuse Inc.	150,913	$18,578,899
Mercury Systems Inc.[a,b]	211,177	4,286,893
Methode Electronics Inc.	361,608	10,573,418
MTS Systems Corp.	71,022	4,321,689
OSI Systems Inc.[a,b]	180,257	11,805,031

		93,970,510
ENERGY EQUIPMENT & SERVICES — 0.44%
Matrix Service Co.[a]	137,816	2,439,343
TETRA Technologies Inc.[a]	427,334	2,713,571
U.S. Silica Holdings Inc.[b]	377,475	8,576,232

		13,729,146
FOOD PRODUCTS — 1.77%
B&G Foods Inc.	607,243	21,138,129
Cal-Maine Foods Inc.[b]	303,710	15,765,586
Calavo Growers Inc.	144,804	8,262,516
J&J Snack Foods Corp.	93,996	10,177,887

		55,344,118
GAS UTILITIES — 1.52%
Piedmont Natural Gas Co. Inc.	794,893	47,558,448

		47,558,448
HEALTH CARE EQUIPMENT & SUPPLIES — 6.59%
Abaxis Inc.	127,358	5,780,780
Analogic Corp.	62,156	4,910,946
Anika Therapeutics Inc.[a,b]	87,256	3,902,088
Cantel Medical Corp.	351,036	25,049,929
CONMED Corp.	154,168	6,465,806
CryoLife Inc.	118,634	1,275,315
Cynosure Inc. Class Aa,b	225,176	9,934,765
Greatbatch Inc.[a,b]	153,523	5,471,560
Haemonetics Corp.[a,b]	209,346	7,322,923
ICU Medical Inc.[a,b]	99,487	10,356,597
Inogen Inc.[a,b]	87,536	3,937,369
Integra LifeSciences Holdings Corp.[a,b]	282,512	19,030,008
Masimo Corp.[a]	436,003	18,242,366
Meridian Bioscience Inc.	280,453	5,780,136
Merit Medical Systems Inc.[a]	433,851	8,021,905
Natus Medical Inc.[a]	324,688	12,477,760
Neogen Corp.[a,b]	366,567	18,456,648
NuVasive Inc.[a]	486,331	23,660,003
SurModics Inc.[a,b]	128,019	2,356,830
Vascular Solutions Inc.[a,b]	170,277	5,539,111
Zeltiq Aesthetics Inc.[a,b]	313,619	8,517,892

		206,490,737
HEALTH CARE PROVIDERS & SERVICES — 4.10%
Aceto Corp.	289,764	6,826,840
Adeptus Health Inc. Class Aa,b	77,674	4,314,014
Air Methods Corp.[a,b]	185,386	6,714,681
Almost Family Inc.[a,b]	85,078	3,168,305
Amedisys Inc.[a,b]	158,133	7,644,149
AMN Healthcare Services Inc.[a,b]	468,161	15,734,891
Chemed Corp.[b]	166,247	22,518,156
CorVel Corp.[a]	99,966	3,940,660
Cross Country Healthcare Inc.[a]	320,255	3,724,566

25

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value

Diplomat Pharmacy Inc.[a]	277,545	$7,604,733
Ensign Group Inc. (The)	323,661	7,327,685
ExamWorks Group Inc.[a,b]	191,284	5,654,355
HealthEquity Inc.[a,b]	196,681	4,852,120
Landauer Inc.	62,502	2,066,941
LHC Group Inc.[a]	127,026	4,517,044
Providence Service Corp. (The)[a]	70,781	3,614,786
Surgical Care Affiliates Inc.[a,b]	264,749	12,252,584
U.S. Physical Therapy Inc.	122,573	6,095,555

		128,572,065
HEALTH CARE TECHNOLOGY — 1.36%
Computer Programs & Systems Inc.[b]	51,229	2,670,055
HealthStream Inc.[a,b]	239,186	5,283,619
Medidata Solutions Inc.[a,b]	551,664	21,354,913
Omnicell Inc.[a,b]	351,072	9,784,377
Quality Systems Inc.	235,873	3,594,705

		42,687,669
HOTELS, RESTAURANTS & LEISURE — 4.02%
Belmond Ltd.[a]	207,293	1,967,211
BJ’s Restaurants Inc.[a,b]	118,290	4,917,315
Boyd Gaming Corp.[a,b]	787,734	16,274,584
DineEquity Inc.	67,042	6,263,734
Marcus Corp. (The)	102,794	1,947,946
Monarch Casino & Resort Inc.[a]	105,538	2,053,770
Papa John’s International Inc.	273,389	14,814,950
Pinnacle Entertainment Inc.[a]	477,863	16,772,991
Popeyes Louisiana Kitchen Inc.[a,b]	219,891	11,447,525
Red Robin Gourmet Burgers Inc.[a,b]	68,256	4,400,464
Ruth’s Hospitality Group Inc.	329,887	6,073,220
Scientific Games Corp. Class Aa,b	234,048	2,207,073
Sonic Corp.[b]	480,885	16,907,917
Texas Roadhouse Inc.	456,914	19,912,312

		125,961,012
HOUSEHOLD DURABLES — 2.23%
Helen of Troy Ltd.[a,b]	276,798	28,701,185
Installed Building Products Inc.[a,b]	163,221	4,343,311
iRobot Corp.[a,b]	125,244	4,421,113
La-Z-Boy Inc.	239,724	6,410,220
M/I Homes Inc.[a,b]	111,818	2,085,406
Meritage Homes Corp.[a,b]	362,336	13,210,770
TopBuild Corp.[a,b]	215,225	6,400,791
Universal Electronics Inc.[a,b]	66,904	4,147,379

		69,720,175
HOUSEHOLD PRODUCTS — 0.45%
WD-40 Co.	131,117	14,161,947

		14,161,947
INSURANCE — 2.61%
AMERISAFE Inc.	187,413	9,846,679
eHealth Inc.[a]	53,581	503,126
Employers Holdings Inc.	312,816	8,802,642
HCI Group Inc.	51,736	1,722,809
ProAssurance Corp.	291,038	14,726,523
RLI Corp.	367,361	24,561,756

Security	Shares	Value

Selective Insurance Group Inc.	304,136	$11,134,419
United Fire Group Inc.	114,242	5,006,084
Universal Insurance Holdings Inc.[b]	310,504	5,526,971

		81,831,009
INTERNET & CATALOG RETAIL — 0.36%
Blue Nile Inc.[b]	114,487	2,943,461
NutriSystem Inc.	288,509	6,021,183
PetMed Express Inc.	123,359	2,209,359

		11,174,003
INTERNET SOFTWARE & SERVICES — 1.46%
DHI Group Inc.[a]	271,206	2,188,632
LivePerson Inc.[a,b]	171,672	1,004,281
LogMeIn Inc.[a,b]	245,809	12,403,522
Monster Worldwide Inc.[a,b]	456,700	1,488,842
NIC Inc.	598,069	10,783,184
Stamps.com Inc.[a,b]	147,249	15,649,624
XO Group Inc.[a,b]	136,269	2,187,118

		45,705,203
IT SERVICES — 3.24%
Cardtronics Inc.[a,b]	318,695	11,469,833
CSG Systems International Inc.	240,194	10,847,161
ExlService Holdings Inc.[a]	324,435	16,805,733
Forrester Research Inc.	53,053	1,783,111
Global Payments Inc.	362,008	34,959,113
Perficient Inc.[a,b]	187,214	4,066,288
Sykes Enterprises Inc.[a]	270,910	8,176,064
TeleTech Holdings Inc.	118,074	3,277,734
Virtusa Corp.[a]	265,806	9,957,093

		101,342,130
LEISURE PRODUCTS — 0.58%
Callaway Golf Co.	597,894	5,452,794
Sturm Ruger & Co. Inc.	185,527	12,686,336

		18,139,130
LIFE SCIENCES TOOLS & SERVICES — 1.15%
Albany Molecular Research Inc.[a,b]	265,045	4,052,538
Cambrex Corp.[a,b]	311,382	13,700,808
Luminex Corp.[a,b]	376,391	7,301,986
Thermo Fisher Scientific Inc.[a,b]	783,234	10,973,108

		36,028,440
MACHINERY — 3.19%
Albany International Corp. Class A	141,272	5,310,415
Barnes Group Inc.	268,047	9,389,686
ESCO Technologies Inc.	129,231	5,037,424
Federal Signal Corp.	434,765	5,764,984
Franklin Electric Co. Inc.	153,986	4,953,730
Hillenbrand Inc.	425,722	12,750,374
John Bean Technologies Corp.	286,227	16,146,065
Lydall Inc.[a,b]	167,889	5,459,750
Proto Labs Inc.[a,b]	230,847	17,795,995
Standex International Corp.	84,306	6,559,850
Tennant Co.	86,628	4,459,609
Watts Water Technologies Inc. Class A	112,776	6,217,341

		99,845,223

26

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value

MARINE — 0.54%
Matson Inc.	425,310	$17,084,703

		17,084,703
MEDIA — 0.30%
EW Scripps Co. (The) Class A	230,250	3,589,598
World Wrestling Entertainment Inc. Class Ab	335,943	5,932,753

		9,522,351
METALS & MINING — 0.41%
AK Steel Holding Corp.[a,b]	876,032	3,618,012
Kaiser Aluminum Corp.	109,310	9,241,068

		12,859,080
OIL, GAS & CONSUMABLE FUELS — 1.24%
Carrizo Oil & Gas Inc.[a,b]	318,906	9,860,574
Northern Oil and Gas Inc.[a,b]	248,688	992,265
PDC Energy Inc.[a]	319,938	19,020,314
Stone Energy Corp.[a,b]	163,162	128,898
Synergy Resources Corp.[a,b]	1,124,213	8,735,135

		38,737,186
PAPER & FOREST PRODUCTS — 0.64%
Deltic Timber Corp.[b]	104,835	6,305,825
KapStone Paper and Packaging Corp.	554,889	7,685,213
Neenah Paper Inc.	95,249	6,063,551

		20,054,589
PERSONAL PRODUCTS — 0.04%
Medifast Inc.	41,538	1,254,032

		1,254,032
PHARMACEUTICALS — 3.38%
ANI Pharmaceuticals Inc.[a,b]	37,628	1,266,558
Depomed Inc.[a,b]	589,373	8,209,966
Impax Laboratories Inc.[a,b]	667,977	21,388,624
Lannett Co. Inc.[a,b]	273,289	4,900,072
Medicines Co. (The)[a,b]	401,246	12,747,585
Nektar Therapeutics[a,b]	1,330,779	18,298,211
Phibro Animal Health Corp.	181,466	4,906,841
Prestige Brands Holdings Inc.[a,b]	516,256	27,562,908
Sagent Pharmaceuticals Inc.[a]	113,932	1,386,552
Supernus Pharmaceuticals Inc.[a]	336,078	5,125,190

		105,792,507
PROFESSIONAL SERVICES — 2.55%
Exponent Inc.	251,882	12,848,501
Heidrick & Struggles International Inc.	169,710	4,022,127
Insperity Inc.	87,221	4,511,942
Korn/Ferry International	560,821	15,865,626
Navigant Consulting Inc.[a]	246,799	3,901,892
On Assignment Inc.[a]	468,734	17,305,659

Security	Shares	Value

Resources Connection Inc.	218,974	$3,407,236
TrueBlue Inc.[a]	411,716	10,766,374
WageWorks Inc.[a,b]	140,943	7,133,125

		79,762,482
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.10%
Acadia Realty Trust[b]	689,603	24,225,753
Agree Realty Corp.[b]	111,153	4,276,056
American Assets Trust Inc.	266,584	10,642,033
CareTrust REIT Inc.	405,753	5,153,063
Cedar Realty Trust Inc.[b]	448,478	3,242,496
CoreSite Realty Corp.[b]	296,311	20,744,733
Cousins Properties Inc.	1,141,061	11,844,213
DiamondRock Hospitality Co.	1,061,854	10,745,963
EastGroup Properties Inc.	166,705	10,063,981
Education Realty Trust Inc.[b]	618,694	25,737,670
Four Corners Property Trust Inc.[b]	527,581	9,470,079
Getty Realty Corp.[b]	175,532	3,480,800
Government Properties Income Trust[b]	180,815	3,227,548
LTC Properties Inc.[b]	227,861	10,308,432
Medical Properties Trust Inc.[b]	1,071,302	13,905,500
Pennsylvania REIT[b]	264,974	5,789,682
PS Business Parks Inc.[b]	118,189	11,879,176
Retail Opportunity Investments Corp.[b]	974,837	19,613,721
Saul Centers Inc.[b]	67,115	3,558,437
Summit Hotel Properties Inc.[b]	612,598	7,332,798
Universal Health Realty Income Trust[b]	77,192	4,342,050
Urstadt Biddle Properties Inc. Class Ab	136,520	2,860,094

		222,444,278
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Forestar Group Inc.[a,b]	149,821	1,953,666
RE/MAX Holdings Inc. Class A	50,815	1,742,954

		3,696,620
ROAD & RAIL — 0.42%
Heartland Express Inc.[b]	295,842	5,487,869
Knight Transportation Inc.	294,392	7,698,351

		13,186,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.85%
Advanced Energy Industries Inc.[a]	246,027	8,559,279
CEVA Inc.[a,b]	200,720	4,516,200
Cirrus Logic Inc.[a,b]	617,807	22,494,353
Cohu Inc.	155,045	1,841,935
Exar Corp.[a]	226,285	1,301,139
Kopin Corp.[a,b]	619,744	1,028,775
MKS Instruments Inc.	266,101	10,018,703
Monolithic Power Systems Inc.	361,974	23,036,025
Nanometrics Inc.[a]	94,992	1,504,673
Power Integrations Inc.	180,116	8,944,561
Rambus Inc.[a,b]	1,072,259	14,743,561
Rudolph Technologies Inc.[a]	205,014	2,800,491
Semtech Corp.[a]	248,290	5,459,897
Tessera Technologies Inc.	463,004	14,353,124

		120,602,716

27

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Security	Shares	Value

SOFTWARE — 3.83%
Blackbaud Inc.	459,659	$28,907,954
Bottomline Technologies de Inc.[a,b]	197,000	6,006,530
Ebix Inc.[b]	251,777	10,269,984
Interactive Intelligence Group Inc.[a,b]	78,046	2,842,435
MicroStrategy Inc. Class Aa,b	47,732	8,578,395
Monotype Imaging Holdings Inc.	231,632	5,540,637
Progress Software Corp.[a]	304,364	7,341,260
Qualys Inc.[a,b]	168,021	4,252,612
Synchronoss Technologies Inc.[a,b]	391,379	12,657,197
Take-Two Interactive Software Inc.[a,b]	829,936	31,263,689
VASCO Data Security International Inc.[a,b]	154,150	2,373,910

		120,034,603
SPECIALTY RETAIL — 2.49%
Asbury Automotive Group Inc.[a,b]	111,548	6,675,032
Five Below Inc.[a,b]	219,123	9,058,545
Francesca’s Holdings Corp.[a,b]	408,301	7,823,047
Lithia Motors Inc. Class A	226,849	19,810,723
MarineMax Inc.[a,b]	133,728	2,603,684
Monro Muffler Brake Inc.	315,099	22,520,126
Outerwall Inc.[b]	99,565	3,682,910
Select Comfort Corp.[a,b]	295,754	5,734,670

		77,908,737
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.16%
Cray Inc.[a,b]	398,335	16,694,220
Electronics For Imaging Inc.[a,b]	318,507	13,501,512
Super Micro Computer Inc.[a]	180,318	6,145,237

		36,340,969
TEXTILES, APPAREL & LUXURY GOODS — 1.13%
G-III Apparel Group Ltd.[a,b]	255,099	12,471,790
Oxford Industries Inc.	83,009	5,580,695
Steven Madden Ltd.[a,b]	272,426	10,090,659
Tumi Holdings Inc.[a]	268,670	7,205,730

		35,348,874
THRIFTS & MORTGAGE FINANCE — 1.24%
Bank Mutual Corp.	417,509	3,160,543
BofI Holding Inc.[a,b]	561,749	11,987,724
LendingTree Inc.[a,b]	67,538	6,603,865
Northfield Bancorp. Inc.	383,406	6,303,195
Oritani Financial Corp.	255,652	4,338,414
Walker & Dunlop Inc.[a,b]	266,773	6,474,581

		38,868,322
WATER UTILITIES — 0.38%
American States Water Co.	221,882	8,733,276
California Water Service Group	113,317	3,027,830

		11,761,106

TOTAL COMMON STOCKS
(Cost: $2,888,294,173)		3,127,633,174

Security	Shares	Value

SHORT-TERM INVESTMENTS — 13.26%

MONEY MARKET FUNDS — 13.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	393,616,532	$393,616,532
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	19,993,103	19,993,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,736,067	1,736,067

		415,345,702

TOTAL SHORT-TERM INVESTMENTS (Cost: $415,345,702)		415,345,702

TOTAL INVESTMENTS IN SECURITIES — 113.13% (Cost: $3,303,639,875)		3,542,978,876
Other Assets, Less Liabilities — (13.13)%		(411,284,157)

NET ASSETS — 100.00%		$3,131,694,719

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

28

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	26	Jun. 2016	ICE Markets Equity	$2,884,960	$97,370

See notes to financial statements.

29

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.56%
AAR Corp.	377,218	$8,777,863
Aerojet Rocketdyne Holdings Inc.[a,b]	213,390	3,495,328
Aerovironment Inc.[a,b]	235,049	6,656,588
American Science & Engineering Inc.	51,144	1,416,177
Cubic Corp.	250,143	9,995,714
Engility Holdings Inc.[a,b]	197,080	3,697,221
Moog Inc. Class Aa,b	381,860	17,443,365
National Presto Industries Inc.	22,972	1,923,675

		53,405,931
AIR FREIGHT & LOGISTICS — 1.19%
Atlas Air Worldwide Holdings Inc.[a]	282,030	11,921,408
Echo Global Logistics Inc.[a,b]	284,663	7,731,447
Forward Air Corp.	108,655	4,924,245
Hub Group Inc. Class Aa	400,476	16,335,416

		40,912,516
AIRLINES — 0.34%
SkyWest Inc.	584,938	11,692,911

		11,692,911
AUTO COMPONENTS — 0.67%
Dorman Products Inc.[a,b]	114,587	6,235,824
Motorcar Parts of America Inc.[a,b]	84,311	3,202,132
Standard Motor Products Inc.	224,743	7,787,345
Superior Industries International Inc.	265,227	5,856,212

		23,081,513
AUTOMOBILES — 0.08%
Winnebago Industries Inc.	129,533	2,908,016

		2,908,016
BANKS — 6.59%
Banc of California Inc.	142,590	2,495,325
BB&T Corp.	619,680	7,090,038
Boston Private Financial Holdings Inc.	954,320	10,926,964
Brookline Bancorp. Inc.	321,347	3,538,031
Cardinal Financial Corp.	103,471	2,105,635
Central Pacific Financial Corp.	132,269	2,879,496
City Holding Co.	73,927	3,532,232
Columbia Banking System Inc.	178,894	5,352,509
Community Bank System Inc.	220,656	8,431,266
CVB Financial Corp.[b]	362,803	6,330,912
First BanCorp./Puerto Rico[a]	1,327,112	3,875,167
First Commonwealth Financial Corp.	357,520	3,167,627
First Financial Bancorp.	705,606	12,827,917
First NBC Bank Holding Co.[a,b]	72,392	1,490,551
Glacier Bancorp. Inc.	296,368	7,533,675
Independent Bank Corp./Rockland MA	87,785	4,034,599
MB Financial Inc.	282,601	9,170,402
NBT Bancorp. Inc.	246,516	6,643,606
OFG Bancorp.	503,680	3,520,723
Old National Bancorp./IN	1,307,525	15,938,730
S&T Bancorp. Inc.	143,229	3,689,579
Southside Bancshares Inc.	266,544	6,948,802
Sterling Bancorp./DE	452,475	7,207,927

Security	Shares	Value

Texas Capital Bancshares Inc.[a,b]	231,150	$8,871,537
Tompkins Financial Corp.	43,914	2,810,496
UMB Financial Corp.	480,994	24,833,720
United Bankshares Inc./WV	333,536	12,240,771
United Community Banks Inc./GA	203,103	3,751,312
Westamerica Bancorp.	163,726	7,975,094
Wilshire Bancorp. Inc.	261,053	2,688,846
Wintrust Financial Corp.	553,254	24,531,282

		226,434,771
BIOTECHNOLOGY — 0.33%
AMAG Pharmaceuticals Inc.[a,b]	175,159	4,098,721
Enanta Pharmaceuticals Inc.[a,b]	152,263	4,471,964
Spectrum Pharmaceuticals Inc.[a,b]	454,063	2,887,841

		11,458,526
BUILDING PRODUCTS — 0.43%
Gibraltar Industries Inc.[a]	187,903	5,374,026
Quanex Building Products Corp.	144,913	2,515,689
Simpson Manufacturing Co. Inc.	178,706	6,821,208

		14,710,923
CAPITAL MARKETS — 0.99%
Calamos Asset Management Inc. Class A	195,875	1,662,979
Greenhill & Co. Inc.	207,109	4,597,820
Interactive Brokers Group Inc. Class A	206,245	8,109,553
INTL. FCStone Inc.[a,b]	177,587	4,746,901
Investment Technology Group Inc.	160,993	3,557,945
Piper Jaffray Companies[a]	170,434	8,446,709
Virtus Investment Partners Inc.	36,882	2,880,853

		34,002,760
CHEMICALS — 3.47%
A Schulman Inc.	335,481	9,131,793
American Vanguard Corp.	153,237	2,418,080
Calgon Carbon Corp.	576,791	8,086,610
Chemours Co. (The)	2,076,046	14,532,322
Flotek Industries Inc.[a,b]	615,021	4,508,104
FutureFuel Corp.	260,909	3,076,117
Hawkins Inc.	108,478	3,914,971
HB Fuller Co.	571,057	24,241,370
Innophos Holdings Inc.	220,555	6,817,355
Intrepid Potash Inc.[a]	643,633	714,433
Koppers Holdings Inc.[a]	234,786	5,275,641
Kraton Performance Polymers Inc.[a]	350,022	6,055,380
LSB Industries Inc.[a,b]	232,267	2,961,404
Quaker Chemical Corp.	78,672	6,676,106
Rayonier Advanced Materials Inc.	492,864	4,682,208
Stepan Co.	209,053	11,558,540
Tredegar Corp.	283,818	4,461,619

		119,112,053
COMMERCIAL SERVICES & SUPPLIES — 3.57%
ABM Industries Inc.	638,873	20,641,987
Brady Corp. Class A	272,779	7,321,388
Brink’s Co. (The)	558,257	18,751,853
Essendant Inc.	426,754	13,626,255
G&K Services Inc. Class A	116,206	8,512,090
Mobile Mini Inc.	239,801	7,918,229
Tetra Tech Inc.	669,515	19,964,937
UniFirst Corp./MA	174,408	19,031,401
Viad Corp.	230,756	6,728,845

		122,496,985

30

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.40%
ADTRAN Inc.	563,670	$11,397,407
Bel Fuse Inc. Class B	102,913	1,502,530
Black Box Corp.	177,276	2,387,908
CalAmp Corp.[a,b]	163,989	2,940,323
Comtech Telecommunications Corp.	184,814	4,319,103
Digi International Inc.[a]	126,007	1,188,246
Harmonic Inc.[a,b]	877,887	2,870,691
Ixia[a]	263,170	3,279,098
Lumentum Holdings Inc.[a]	313,617	8,458,251
NETGEAR Inc.[a]	137,806	5,563,228
Ruckus Wireless Inc.[a,b]	624,704	6,128,346
ViaSat Inc.[a,b]	195,566	14,370,190
Viavi Solutions Inc.[a]	2,646,161	18,152,664

		82,557,985
CONSTRUCTION & ENGINEERING — 1.44%
Aegion Corp.[a,b]	403,846	8,517,112
EMCOR Group Inc.	693,223	33,690,638
MYR Group Inc.[a]	223,058	5,600,986
Orion Marine Group Inc.[a,b]	311,068	1,611,332

		49,420,068
CONSUMER FINANCE — 1.67%
Cash America International Inc.	279,763	10,810,042
Encore Capital Group Inc.[a,b]	269,334	6,932,657
Enova International Inc.[a,b]	307,762	1,941,978
Ezcorp Inc. Class Aa	594,494	1,765,647
First Cash Financial Services Inc.[b]	323,273	14,889,955
Green Dot Corp. Class Aa,b	515,796	11,847,834
PRA Group Inc.[a,b]	190,954	5,612,138
World Acceptance Corp.[a,b]	97,289	3,689,199

		57,489,450
CONTAINERS & PACKAGING — 0.10%
Myers Industries Inc.	256,389	3,297,162

		3,297,162
DISTRIBUTORS — 0.32%
Core-Mark Holding Co. Inc.	121,741	9,929,196
VOXX International Corp.[a]	228,087	1,019,549

		10,948,745
DIVERSIFIED CONSUMER SERVICES — 0.80%
American Public Education Inc.[a,b]	184,203	3,800,108
Capella Education Co.	122,565	6,451,821
Career Education Corp.[a,b]	778,216	3,533,101
Regis Corp.[a,b]	436,290	6,627,245
Strayer Education Inc.[a,b]	126,394	6,161,707
Universal Technical Institute Inc.	245,625	1,058,644

		27,632,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.97%
Atlantic Tele-Network Inc.	61,828	4,688,417
Cincinnati Bell Inc.[a,b]	838,108	3,243,478
Cogent Communications Holdings Inc.	160,237	6,254,050
Consolidated Communications Holdings Inc.	324,041	8,347,296
Iridium Communications Inc.[a,b]	925,246	7,281,686
Lumos Networks Corp.[a]	263,885	3,388,284

		33,203,211

Security	Shares	Value

ELECTRIC UTILITIES — 1.48%
ALLETE Inc.	527,524	$29,578,271
El Paso Electric Co.	462,397	21,214,774

		50,793,045
ELECTRICAL EQUIPMENT — 1.38%
Encore Wire Corp.	236,843	9,220,298
EnerSys	496,280	27,652,722
General Cable Corp.	560,941	6,849,090
Powell Industries Inc.	100,320	2,990,539
Vicor Corp.[a,b]	58,642	614,568

		47,327,217
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.50%
Agilysys Inc.[a,b]	99,796	1,018,917
Anixter International Inc.[a,b]	324,535	16,911,519
Badger Meter Inc.	54,969	3,655,988
Benchmark Electronics Inc.[a]	569,868	13,135,457
Checkpoint Systems Inc.[a]	476,192	4,819,063
Coherent Inc.[a,b]	124,658	11,456,070
CTS Corp.	374,149	5,889,105
Daktronics Inc.	442,943	3,499,250
DTS Inc./CAa,b	87,585	1,907,601
Electro Scientific Industries Inc.[a]	317,794	2,272,227
ePlus Inc.[a,b]	32,330	2,602,888
FARO Technologies Inc.[a,b]	190,383	6,132,236
Insight Enterprises Inc.[a,b]	424,768	12,165,356
Itron Inc.[a,b]	433,737	18,095,508
Littelfuse Inc.	79,203	9,750,681
Mercury Systems Inc.[a]	131,953	2,678,646
MTS Systems Corp.	86,056	5,236,508
Newport Corp.[a]	441,798	10,161,354
Park Electrochemical Corp.	231,892	3,712,591
Plexus Corp.[a,b]	382,006	15,096,877
QLogic Corp.[a,b]	947,603	12,735,784
Rofin-Sinar Technologies Inc.[a]	326,131	10,507,941
Rogers Corp.[a,b]	205,639	12,311,607
Sanmina Corp.[a]	881,531	20,610,195
ScanSource Inc.[a,b]	299,812	12,106,409
TTM Technologies Inc.[a,b]	740,164	4,922,091

		223,391,869
ENERGY EQUIPMENT & SERVICES — 2.55%
Archrock Inc.	796,355	6,370,840
Atwood Oceanics Inc.[b]	669,685	6,141,012
Basic Energy Services Inc.[a,b]	441,657	1,218,973
Bristow Group Inc.	400,345	7,574,527
CARBO Ceramics Inc.[b]	226,771	3,220,148
Era Group Inc.[a,b]	220,610	2,069,322
Exterran Corp.[a]	402,883	6,228,571
Geospace Technologies Corp.[a,b]	151,962	1,875,211
Gulf Island Fabrication Inc.	152,501	1,197,133
Gulfmark Offshore Inc. Class Aa,b	294,360	1,816,201
Helix Energy Solutions Group Inc.[a,b]	1,142,384	6,397,350
Hornbeck Offshore Services Inc.[a,b]	366,033	3,634,708
Matrix Service Co.[a,b]	148,606	2,630,326
Newpark Resources Inc.[a,b]	965,419	4,170,610
Pioneer Energy Services Corp.[a]	749,469	1,648,832
SEACOR Holdings Inc.[a,b]	180,473	9,826,755
Tesco Corp.	447,567	3,853,552
TETRA Technologies Inc.[a,b]	426,610	2,708,974
Tidewater Inc.	538,479	3,677,812
U.S. Silica Holdings Inc.[b]	269,242	6,117,178
Unit Corp.[a,b]	586,182	5,164,263

		87,542,298

31

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.65%
Andersons Inc. (The)	300,488	$9,438,328
SpartanNash Co.	426,483	12,926,700

		22,365,028
FOOD PRODUCTS — 1.57%
Darling Ingredients Inc.[a]	1,875,462	24,699,835
J&J Snack Foods Corp.	59,216	6,411,908
Sanderson Farms Inc.[b]	226,891	20,461,030
Seneca Foods Corp. Class Aa	69,197	2,403,904

		53,976,677
GAS UTILITIES — 3.16%
Northwest Natural Gas Co.	314,014	16,909,654
South Jersey Industries Inc.	788,895	22,444,063
Southwest Gas Corp.	542,368	35,714,933
Spire Inc.	496,263	33,621,818

		108,690,468
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Abaxis Inc.	95,032	4,313,502
Analogic Corp.	69,879	5,521,140
AngioDynamics Inc.[a]	304,046	3,736,725
Anika Therapeutics Inc.[a,b]	62,497	2,794,866
CONMED Corp.	115,562	4,846,670
CryoLife Inc.	156,174	1,678,871
Greatbatch Inc.[a,b]	109,404	3,899,159
Haemonetics Corp.[a,b]	337,426	11,803,162
ICU Medical Inc.[a]	50,027	5,207,811
Inogen Inc.[a,b]	62,376	2,805,672
Invacare Corp.	347,591	4,577,773
Meridian Bioscience Inc.[b]	153,961	3,173,136
Nuvectra Corp.	2	11

		54,358,498
HEALTH CARE PROVIDERS & SERVICES — 2.71%
Adeptus Health Inc. Class Aa,b	47,098	2,615,823
Air Methods Corp.[a,b]	177,536	6,430,354
Amedisys Inc.[a,b]	138,923	6,715,538
Diplomat Pharmacy Inc.[a]	80,466	2,204,768
Ensign Group Inc. (The)	161,878	3,664,918
ExamWorks Group Inc.[a,b]	223,762	6,614,405
HealthEquity Inc.[a,b]	173,764	4,286,758
Healthways Inc.[a,b]	361,494	3,647,474
Kindred Healthcare Inc.	959,402	11,848,615
Landauer Inc.	37,330	1,234,503
Magellan Health Inc.[a,b]	274,113	18,620,496
PharMerica Corp.[a]	348,852	7,713,118
Providence Service Corp. (The)[a]	62,475	3,190,598
Select Medical Holdings Corp.	1,202,199	14,197,970

		92,985,338
HEALTH CARE TECHNOLOGY — 0.60%
Computer Programs & Systems Inc.	62,179	3,240,769
HMS Holdings Corp.[a]	961,106	13,791,871
Quality Systems Inc.	234,602	3,575,335

		20,607,975

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.44%
Belmond Ltd.[a,b]	759,264	$7,205,415
Biglari Holdings Inc.[a,b]	12,119	4,504,753
BJ’s Restaurants Inc.[a]	88,452	3,676,950
Bob Evans Farms Inc./DE	226,364	10,568,935
DineEquity Inc.	112,642	10,524,142
Interval Leisure Group Inc.[b]	448,046	6,469,784
Marcus Corp. (The)	98,179	1,860,492
Marriott Vacations Worldwide Corp.	286,614	19,346,445
Red Robin Gourmet Burgers Inc.[a,b]	76,634	4,940,594
Ruby Tuesday Inc.[a,b]	708,604	3,812,290
Scientific Games Corp. Class Aa,b	303,870	2,865,494
Texas Roadhouse Inc.	188,022	8,193,999

		83,969,293
HOUSEHOLD DURABLES — 1.09%
Ethan Allen Interiors Inc.	292,272	9,300,095
iRobot Corp.[a,b]	185,405	6,544,797
La-Z-Boy Inc.	291,420	7,792,571
M/I Homes Inc.[a,b]	153,295	2,858,952
TopBuild Corp.[a]	181,533	5,398,791
Universal Electronics Inc.[a]	87,679	5,435,221

		37,330,427
HOUSEHOLD PRODUCTS — 0.23%
Central Garden & Pet Co.[a]	112,318	1,835,276
Central Garden & Pet Co. Class Aa	375,862	6,122,792

		7,958,068
INSURANCE — 3.00%
American Equity Investment Life Holding Co.	885,196	14,871,293
eHealth Inc.[a,b]	127,011	1,192,633
HCI Group Inc.	43,024	1,432,699
Horace Mann Educators Corp.	445,204	14,108,515
Infinity Property & Casualty Corp.	122,692	9,876,706
Navigators Group Inc. (The)[a,b]	125,534	10,528,536
ProAssurance Corp.	267,343	13,527,556
Safety Insurance Group Inc.	160,546	9,160,755
Selective Insurance Group Inc.	291,839	10,684,226
Stewart Information Services Corp.	246,588	8,946,213
United Fire Group Inc.	109,480	4,797,413
United Insurance Holdings Corp.	205,051	3,939,030

		103,065,575
INTERNET & CATALOG RETAIL — 0.21%
FTD Companies Inc.[a,b]	210,369	5,522,186
PetMed Express Inc.[b]	86,839	1,555,287

		7,077,473
INTERNET SOFTWARE & SERVICES — 0.36%
Blucora Inc.[a,b]	476,165	2,457,011
DHI Group Inc.[a]	162,116	1,308,276
Liquidity Services Inc.[a,b]	284,378	1,473,078
LivePerson Inc.[a]	366,680	2,145,078
Monster Worldwide Inc.[a,b]	510,525	1,664,312
QuinStreet Inc.[a,b]	412,293	1,410,042
XO Group Inc.[a,b]	112,055	1,798,483

		12,256,280
IT SERVICES — 1.78%
CACI International Inc. Class Aa	277,119	29,568,597

32

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value

Cardtronics Inc.[a,b]	145,410	$5,233,306
CIBER Inc.[a,b]	820,751	1,731,785
CSG Systems International Inc.	93,607	4,227,292
Forrester Research Inc.	53,066	1,783,548
ManTech International Corp./VA Class A	280,006	8,957,392
Perficient Inc.[a,b]	194,328	4,220,804
Sykes Enterprises Inc.[a]	129,006	3,893,401
TeleTech Holdings Inc.	50,501	1,401,908

		61,018,033
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	149,082	2,504,578
Callaway Golf Co.	377,370	3,441,614

		5,946,192
MACHINERY — 5.56%
Actuant Corp. Class A	674,197	16,659,408
Albany International Corp. Class A	165,027	6,203,365
Astec Industries Inc.	215,823	10,072,459
Barnes Group Inc.	266,293	9,328,244
Briggs & Stratton Corp.	493,428	11,802,798
Chart Industries Inc.[a,b]	350,131	7,604,845
CIRCOR International Inc.	187,470	8,696,733
EnPro Industries Inc.	251,204	14,489,447
ESCO Technologies Inc.	145,041	5,653,698
Federal Signal Corp.	207,736	2,754,579
Franklin Electric Co. Inc.	258,593	8,318,937
Greenbrier Companies Inc. (The)[b]	298,015	8,237,135
Harsco Corp.	919,740	5,012,583
Hillenbrand Inc.	223,282	6,687,296
Lindsay Corp.[b]	127,261	9,113,160
Mueller Industries Inc.	652,745	19,203,758
SPX Corp.	477,877	7,177,713
SPX FLOW Inc.[a]	476,424	11,948,714
Standex International Corp.	48,300	3,758,223
Tennant Co.	101,273	5,213,534
Titan International Inc.	503,224	2,707,345
Watts Water Technologies Inc. Class A	189,339	10,438,259

		191,082,233
MEDIA — 1.13%
EW Scripps Co. (The) Class Ab	341,658	5,326,448
Gannett Co. Inc.	1,325,806	20,072,703
Harte-Hanks Inc.	543,538	1,375,151
Scholastic Corp.	306,541	11,455,437
Sizmek Inc.[a]	232,662	674,720

		38,904,459
METALS & MINING — 1.50%
AK Steel Holding Corp.[a,b]	1,016,816	4,199,450
Century Aluminum Co.[a,b]	565,968	3,990,074
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Haynes International Inc.	142,751	5,210,412
Kaiser Aluminum Corp.	78,065	6,599,615
Materion Corp.	229,253	6,070,619
Olympic Steel Inc.	105,220	1,821,358
Stillwater Mining Co.[a,b]	1,385,501	14,755,586
SunCoke Energy Inc.	731,010	4,751,565
TimkenSteel Corp.	434,561	3,954,505

		51,354,958
MULTI-UTILITIES — 1.84%
Avista Corp.	714,104	29,121,161
NorthWestern Corp.	550,612	34,000,291

		63,121,452

Security	Shares	Value

MULTILINE RETAIL — 0.30%
Fred’s Inc. Class A	401,693	$5,989,242
Tuesday Morning Corp.[a,b]	508,632	4,160,610

		10,149,852
OIL, GAS & CONSUMABLE FUELS — 1.07%
Bill Barrett Corp.[a,b]	572,959	3,563,805
Bonanza Creek Energy Inc.[a,b]	465,151	739,590
Carrizo Oil & Gas Inc.[a,b]	248,634	7,687,763
Cloud Peak Energy Inc.[a,b]	694,655	1,354,577
Contango Oil & Gas Co.[a,b]	200,096	2,359,132
Green Plains Inc.	412,690	6,586,533
Northern Oil and Gas Inc.[a,b]	319,174	1,273,504
PDC Energy Inc.[a,b]	145,273	8,636,480
REX American Resources Corp.[a,b]	66,120	3,667,676
Rex Energy Corp.[a,b]	560,476	430,614
Stone Energy Corp.[a,b]	468,672	370,251

		36,669,925
PAPER & FOREST PRODUCTS — 1.45%
Boise Cascade Co.[a,b]	442,672	9,172,164
Clearwater Paper Corp.[a]	199,355	9,670,711
KapStone Paper and Packaging Corp.	333,627	4,620,734
Neenah Paper Inc.	80,770	5,141,818
PH Glatfelter Co.	497,244	10,307,868
Schweitzer-Mauduit International Inc.	349,399	10,999,081

		49,912,376
PERSONAL PRODUCTS — 0.23%
Inter Parfums Inc.	195,571	6,043,144
Medifast Inc.	58,710	1,772,455

		7,815,599
PHARMACEUTICALS — 0.40%
ANI Pharmaceuticals Inc.[a,b]	43,854	1,476,126
Medicines Co. (The)[a,b]	325,993	10,356,798
Sagent Pharmaceuticals Inc.[a]	142,549	1,734,821

		13,567,745
PROFESSIONAL SERVICES — 0.90%
CDI Corp.	169,004	1,061,345
Insperity Inc.	82,991	4,293,124
Kelly Services Inc. Class A	340,533	6,510,991
Navigant Consulting Inc.[a]	255,388	4,037,684
Resources Connection Inc.	169,564	2,638,416
WageWorks Inc.[a,b]	246,875	12,494,344

		31,035,904
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.46%
Agree Realty Corp.	90,104	3,466,301
American Assets Trust Inc.[b]	140,539	5,610,317
Capstead Mortgage Corp.[b]	1,097,609	10,855,353
CareTrust REIT Inc.	174,424	2,215,185
Cedar Realty Trust Inc.[b]	333,410	2,410,554
Chesapeake Lodging Trust[b]	687,648	18,195,166
Cousins Properties Inc.	964,048	10,006,818
DiamondRock Hospitality Co.[b]	1,057,239	10,699,259
EastGroup Properties Inc.[b]	172,872	10,436,283

33

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value

Franklin Street Properties Corp.[b]	1,020,880	$10,831,537
GEO Group Inc. (The)	842,776	29,219,044
Getty Realty Corp.[b]	96,555	1,914,686
Government Properties Income Trust[b]	507,651	9,061,570
Kite Realty Group Trust[b]	952,966	26,406,688
Lexington Realty Trust[b]	2,417,969	20,794,533
LTC Properties Inc.	163,356	7,390,225
Medical Properties Trust Inc.[b]	1,466,808	19,039,168
Parkway Properties Inc./Mdb	932,815	14,607,883
Pennsylvania REIT[b]	483,361	10,561,438
PS Business Parks Inc.	84,672	8,510,383
Sabra Health Care REIT Inc.	746,154	14,990,234
Saul Centers Inc.[b]	52,217	2,768,545
Summit Hotel Properties Inc.[b]	279,032	3,340,013
Universal Health Realty Income Trust[b]	13,549	762,131
Urstadt Biddle Properties Inc. Class Ab	100,862	2,113,059

		256,206,373
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
Forestar Group Inc.[a,b]	212,416	2,769,905
RE/MAX Holdings Inc. Class A	143,472	4,921,089

		7,690,994
ROAD & RAIL — 1.23%
ArcBest Corp.	277,649	5,994,442
Celadon Group Inc.	321,102	3,365,149
Heartland Express Inc.[b]	332,550	6,168,802
Knight Transportation Inc.	357,687	9,353,515
Marten Transport Ltd.	274,280	5,134,521
Roadrunner Transportation Systems Inc.[a]	346,771	4,320,767
Saia Inc.[a,b]	286,012	8,051,238

		42,388,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.77%
Advanced Energy Industries Inc.[a]	169,207	5,886,712
Brooks Automation Inc.	781,992	8,132,717
Cabot Microelectronics Corp.	273,019	11,169,207
Cohu Inc.	104,923	1,246,485
Diodes Inc.[a,b]	439,943	8,842,854
DSP Group Inc.[a]	247,978	2,261,559
Exar Corp.[a,b]	296,917	1,707,273
Kulicke & Soffa Industries Inc.[a]	805,703	9,120,558
MKS Instruments Inc.	298,786	11,249,293
Nanometrics Inc.[a]	165,836	2,626,842
Power Integrations Inc.	118,794	5,899,310
Rudolph Technologies Inc.[a,b]	116,608	1,592,865
Semtech Corp.[a,b]	453,286	9,967,759
Ultratech Inc.[a,b]	303,021	6,617,979
Veeco Instruments Inc.[a,b]	456,497	8,892,562

		95,213,975
SOFTWARE — 1.82%
Bottomline Technologies de Inc.[a,b]	203,852	6,215,447
Epiq Systems Inc.	370,735	5,568,440
Interactive Intelligence Group Inc.[a,b]	111,449	4,058,972
MicroStrategy Inc. Class Aa,b	51,404	9,238,327
Monotype Imaging Holdings Inc.	188,074	4,498,730
Progress Software Corp.[a,b]	228,099	5,501,748
Qualys Inc.[a,b]	80,328	2,033,102
Rovi Corp.[a]	943,792	19,357,174
Tangoe Inc.[a,b]	428,621	3,381,820
VASCO Data Security International Inc.[a]	166,241	2,560,111

		62,413,871

Security	Shares	Value

SPECIALTY RETAIL — 6.75%
Asbury Automotive Group Inc.[a,b]	152,610	$9,132,182
Barnes & Noble Education Inc.[a,b]	448,423	4,394,545
Barnes & Noble Inc.	690,952	8,540,167
Big 5 Sporting Goods Corp.	211,010	2,344,321
Buckle Inc. (The)[b]	318,636	10,792,201
Caleres Inc.	500,180	14,150,092
Cato Corp. (The) Class A	299,439	11,543,374
Children’s Place Inc. (The)	228,016	19,032,496
Express Inc.[a,b]	820,332	17,563,308
Finish Line Inc. (The) Class A	506,994	10,697,574
Five Below Inc.[a,b]	368,379	15,228,788
Genesco Inc.[a,b]	252,252	18,225,207
Group 1 Automotive Inc.	254,568	14,940,596
Haverty Furniture Companies Inc.	231,207	4,892,340
Hibbett Sports Inc.[a,b]	260,911	9,366,705
Kirkland’s Inc.	177,652	3,110,687
Lumber Liquidators Holdings Inc.[a,b]	310,915	4,079,205
MarineMax Inc.[a,b]	122,351	2,382,174
Outerwall Inc.[b]	74,366	2,750,798
Rent-A-Center Inc./TX	607,884	9,634,961
Select Comfort Corp.[a,b]	212,080	4,112,231
Sonic Automotive Inc. Class A	331,753	6,130,796
Stage Stores Inc.[b]	350,714	2,826,755
Stein Mart Inc.	334,104	2,448,982
Tailored Brands Inc.[b]	553,948	9,915,669
Vitamin Shoppe Inc.[a,b]	295,267	9,141,466
Zumiez Inc.[a,b]	228,235	4,546,441

		231,924,061
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.42%
Electronics For Imaging Inc.[a]	167,710	7,109,227
Super Micro Computer Inc.[a,b]	209,951	7,155,130

		14,264,357
TEXTILES, APPAREL & LUXURY GOODS — 2.42%
Crocs Inc.[a]	833,530	8,018,558
G-III Apparel Group Ltd.[a,b]	160,604	7,851,929
Iconix Brand Group Inc.[a,b]	555,002	4,467,766
Movado Group Inc.	187,941	5,174,016
Oxford Industries Inc.	70,355	4,729,967
Perry Ellis International Inc.[a]	134,982	2,485,019
Steven Madden Ltd.[a,b]	318,022	11,779,535
Tumi Holdings Inc.[a]	326,679	8,761,531
Unifi Inc.[a]	171,611	3,931,608
Vera Bradley Inc.[a,b]	235,232	4,784,619
Wolverine World Wide Inc.	1,140,945	21,016,207

		83,000,755
THRIFTS & MORTGAGE FINANCE — 1.78%
Astoria Financial Corp.	1,044,567	16,545,941
Dime Community Bancshares Inc.	350,616	6,177,854
Northwest Bancshares Inc.[b]	1,164,881	15,737,543
Oritani Financial Corp.	133,291	2,261,948
Provident Financial Services Inc.	677,833	13,685,448
TrustCo Bank Corp. NY	1,090,218	6,606,721

		61,015,455
TOBACCO — 0.43%
Universal Corp./VA	260,021	14,771,793

		14,771,793

34

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.13%
Applied Industrial Technologies Inc.	448,336	$19,457,782
DXP Enterprises Inc.[a,b]	144,657	2,540,177
Kaman Corp.	309,176	13,198,724
Veritiv Corp.[a,b]	93,740	3,492,752

		38,689,435
WATER UTILITIES — 0.51%
American States Water Co.	158,873	6,253,241
California Water Service Group[b]	416,195	11,120,731

		17,373,972
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Spok Holdings Inc.	236,845	4,147,156

		4,147,156

TOTAL COMMON STOCKS
(Cost: $3,443,851,737)		3,428,141,040

SHORT-TERM INVESTMENTS — 10.39%

MONEY MARKET FUNDS — 10.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	334,947,190	334,947,190
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	17,013,091	17,013,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	4,985,750	4,985,750

		356,946,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $356,946,031)		356,946,031

TOTAL INVESTMENTS IN SECURITIES — 110.21%
(Cost: $3,800,797,768)		3,785,087,071
Other Assets, Less Liabilities — (10.21)%		(350,616,421)

NET ASSETS — 100.00%		$3,434,470,650

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

35

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	40	Jun. 2016	ICE Markets Equity	$4,438,400	$160,882

See notes to financial statements.

36

Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.46%
Boeing Co. (The)	2,461,203	$312,425,109
General Dynamics Corp.	1,155,680	151,821,682
Honeywell International Inc.	3,040,463	340,683,879
L-3 Communications Holdings Inc.	307,675	36,459,487
Lockheed Martin Corp.	1,038,266	229,975,919
Northrop Grumman Corp.	714,885	141,475,741
Raytheon Co.	1,181,351	144,869,073
Rockwell Collins Inc.	518,449	47,806,182
Textron Inc.	1,072,108	39,089,058
United Technologies Corp.	3,074,277	307,735,128

		1,752,341,258
AIR FREIGHT & LOGISTICS — 0.74%
CH Robinson Worldwide Inc.	566,334	42,038,973
Expeditors International of Washington Inc.	719,967	35,141,589
FedEx Corp.	1,012,824	164,806,721
United Parcel Service Inc. Class B	2,727,668	287,687,144

		529,674,427
AIRLINES — 0.63%
American Airlines Group Inc.	2,381,709	97,673,886
Delta Air Lines Inc.	3,075,958	149,737,636
Southwest Airlines Co.	2,520,508	112,918,758
United Continental Holdings Inc.[a]	1,421,312	85,079,736

		445,410,016
AUTO COMPONENTS — 0.35%
BorgWarner Inc.	864,415	33,193,536
Delphi Automotive PLC	1,097,283	82,318,171
Goodyear Tire & Rubber Co. (The)	1,055,768	34,819,228
Johnson Controls Inc.	2,560,342	99,776,528

		250,107,463
AUTOMOBILES — 0.59%
Ford Motor Co.	15,406,814	207,991,989
General Motors Co.	5,553,743	174,554,143
Harley-Davidson Inc.	727,570	37,346,168

		419,892,300
BANKS — 5.23%
Bank of America Corp.	40,808,790	551,734,841
BB&T Corp.	3,082,731	102,562,460
Citigroup Inc.	11,651,477	486,449,165
Citizens Financial Group Inc.	2,086,773	43,717,894
Comerica Inc.	691,307	26,179,796
Fifth Third Bancorp.	3,096,653	51,683,139
Huntington Bancshares Inc./OH	3,143,204	29,986,166
JPMorgan Chase & Co.	14,505,684	859,026,606
KeyCorp	3,303,669	36,472,506
M&T Bank Corp.	629,013	69,820,443
People’s United Financial Inc.[b]	1,225,510	19,522,374

Security	Shares	Value

PNC Financial Services Group Inc. (The)[c]	1,980,082	$167,455,535
Regions Financial Corp.	5,091,591	39,968,989
SunTrust Banks Inc.	1,996,621	72,038,086
U.S. Bancorp.	6,454,055	261,970,092
Wells Fargo & Co.	18,258,483	882,980,238
Zions BanCorp.	807,469	19,548,825

		3,721,117,155

BEVERAGES — 2.39%
Brown-Forman Corp. Class B	397,349	39,126,956
Coca-Cola Co. (The)	15,399,952	714,403,773
Coca-Cola Enterprises Inc.	826,912	41,957,515
Constellation Brands Inc. Class A	694,734	104,967,360
Dr Pepper Snapple Group Inc.	740,734	66,236,434
Molson Coors Brewing Co. Class B	726,809	69,904,490
Monster Beverage Corp.[a,b]	593,698	79,187,439
PepsiCo Inc.	5,712,537	585,420,792

		1,701,204,759

BIOTECHNOLOGY — 3.18%
AbbVie Inc.	6,367,830	363,730,450
Alexion Pharmaceuticals Inc.[a]	889,988	123,904,129
Amgen Inc.	2,972,384	445,649,533
Baxalta Inc.	2,693,306	108,809,562
Biogen Inc.[a]	864,200	224,968,544
Celgene Corp.[a,b]	3,089,228	309,200,830
Gilead Sciences Inc.	5,402,008	496,228,455
Regeneron Pharmaceuticals Inc.[a]	308,436	111,172,672
Vertex Pharmaceuticals Inc.[a]	974,175	77,437,171

		2,261,101,346

BUILDING PRODUCTS — 0.09%
Allegion PLC	379,714	24,191,579
Masco Corp.	1,320,258	41,522,114

		65,713,693

CAPITAL MARKETS — 1.86%
Affiliated Managers Group Inc.[a]	213,459	34,665,742
Ameriprise Financial Inc.	668,049	62,803,286
Bank of New York Mellon Corp. (The)	4,250,784	156,556,375
BlackRock Inc.[c]	498,816	169,881,765
Charles Schwab Corp. (The)	4,747,579	133,027,164
E*TRADE Financial Corp.[a]	1,117,621	27,370,538
Franklin Resources Inc.	1,476,159	57,644,009
Goldman Sachs Group Inc. (The)	1,552,320	243,683,194
Invesco Ltd.	1,646,364	50,658,620
Legg Mason Inc.	425,802	14,766,813
Morgan Stanley	6,036,108	150,963,061
Northern Trust Corp.	851,016	55,460,713
State Street Corp.	1,581,576	92,553,827
T Rowe Price Group Inc.	981,236	72,081,597

		1,322,116,704

CHEMICALS — 2.08%
Air Products & Chemicals Inc.	766,665	110,438,093
Airgas Inc.	257,717	36,503,036
CF Industries Holdings Inc.	921,506	28,879,998
Dow Chemical Co. (The)	4,414,878	224,540,695

1

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

Eastman Chemical Co.	584,396	$42,210,923
Ecolab Inc.	1,052,391	117,362,644
EI du Pont de Nemours & Co.	3,444,892	218,130,561
FMC Corp.	527,877	21,310,395
International Flavors & Fragrances Inc.	315,768	35,924,925
LyondellBasell Industries NV Class A	1,365,876	116,891,668
Monsanto Co.	1,739,957	152,663,827
Mosaic Co. (The)[b]	1,393,724	37,630,548
PPG Industries Inc.	1,053,808	117,489,054
Praxair Inc.	1,125,281	128,788,411
Sherwin-Williams Co. (The)	310,083	88,271,328

		1,477,036,106
COMMERCIAL SERVICES & SUPPLIES — 0.45%
ADT Corp. (The)[b]	653,481	26,962,626
Cintas Corp.	346,256	31,097,251
Pitney Bowes Inc.	755,277	16,268,667
Republic Services Inc.	940,814	44,829,787
Stericycle Inc.[a,b]	336,003	42,400,219
Tyco International PLC	1,678,820	61,629,482
Waste Management Inc.	1,638,652	96,680,468

		319,868,500
COMMUNICATIONS EQUIPMENT — 1.01%
Cisco Systems Inc.	19,887,866	566,207,545
F5 Networks Inc.[a,b]	271,810	28,771,088
Harris Corp.	492,846	38,372,990
Juniper Networks Inc.	1,391,652	35,501,043
Motorola Solutions Inc.	627,223	47,480,781

		716,333,447
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	549,223	29,493,275
Jacobs Engineering Group Inc.[a,b]	484,444	21,097,536
Quanta Services Inc.[a,b]	629,535	14,202,310

		64,793,121
CONSTRUCTION MATERIALS — 0.14%
Martin Marietta Materials Inc.	254,340	40,569,773
Vulcan Materials Co.	526,571	55,590,101

		96,159,874
CONSUMER FINANCE — 0.76%
American Express Co.	3,238,222	198,826,831
Capital One Financial Corp.	2,083,704	144,421,524
Discover Financial Services	1,637,643	83,388,781
Navient Corp.	1,351,931	16,182,614
Synchrony Financial[a]	3,296,748	94,484,798

		537,304,548
CONTAINERS & PACKAGING — 0.31%
Avery Dennison Corp.	353,413	25,484,611
Ball Corp.	560,278	39,942,219
International Paper Co.	1,625,592	66,714,296
Owens-Illinois Inc.[a]	633,504	10,110,724
Sealed Air Corp.	774,877	37,201,845
WestRock Co.	1,003,620	39,171,288

		218,624,983

Security	Shares	Value

DISTRIBUTORS — 0.08%
Genuine Parts Co.	591,137	$58,735,372

		58,735,372
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	932,554	24,638,077

		24,638,077
DIVERSIFIED FINANCIAL SERVICES — 2.12%
Berkshire Hathaway Inc. Class Ba,b	7,404,684	1,050,576,566
CME Group Inc./IL	1,336,941	128,413,183
Intercontinental Exchange Inc.	469,631	110,429,033
Leucadia National Corp.	1,317,533	21,304,509
McGraw Hill Financial Inc.	1,047,882	103,719,360
Moody’s Corp.	670,398	64,733,631
Nasdaq Inc.	453,557	30,107,114

		1,509,283,396
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.78%
AT&T Inc.	24,310,938	952,259,441
CenturyLink Inc.	2,150,236	68,721,543
Frontier Communications Corp.	4,615,930	25,803,049
Level 3 Communications Inc.[a]	1,142,783	60,396,082
Verizon Communications Inc.	16,100,694	870,725,531

		1,977,905,646
ELECTRIC UTILITIES — 2.11%
American Electric Power Co. Inc.	1,939,963	128,813,543
Duke Energy Corp.	2,720,445	219,485,503
Edison International	1,288,171	92,606,613
Entergy Corp.	705,713	55,948,927
Eversource Energy	1,254,080	73,163,027
Exelon Corp.	3,634,327	130,326,966
FirstEnergy Corp.	1,674,971	60,248,707
NextEra Energy Inc.	1,820,281	215,412,054
PG&E Corp.	1,946,822	116,264,210
Pinnacle West Capital Corp.	438,872	32,946,121
PPL Corp.	2,661,577	101,326,236
Southern Co. (The)	3,607,214	186,601,180
Xcel Energy Inc.	2,006,748	83,922,201

		1,497,065,288
ELECTRICAL EQUIPMENT — 0.50%
AMETEK Inc.	931,234	46,543,075
Eaton Corp. PLC	1,812,786	113,407,892
Emerson Electric Co.	2,540,886	138,173,381
Rockwell Automation Inc.	519,622	59,107,003

		357,231,351
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
Amphenol Corp. Class A	1,217,903	70,419,152
Corning Inc.	4,399,864	91,913,159
FLIR Systems Inc.	543,542	17,909,709
TE Connectivity Ltd.	1,461,598	90,502,148

		270,744,168

2

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.02%
Baker Hughes Inc.	1,731,155	$75,876,524
Cameron International Corp.[a,b]	757,507	50,790,844
Diamond Offshore Drilling Inc.	253,490	5,508,338
FMC Technologies Inc.[a,b]	897,071	24,543,863
Halliburton Co.	3,390,838	121,120,733
Helmerich & Payne Inc.	426,900	25,067,568
National Oilwell Varco Inc.	1,485,800	46,208,380
Schlumberger Ltd.	4,952,923	365,278,071
Transocean Ltd.[b]	1,348,480	12,325,107

		726,719,428
FOOD & STAPLES RETAILING — 2.42%
Costco Wholesale Corp.	1,738,043	273,880,816
CVS Health Corp.	4,341,412	450,334,667
Kroger Co. (The)	3,851,174	147,307,405
Sysco Corp.	2,076,047	97,013,676
Wal-Mart Stores Inc.	6,200,640	424,681,834
Walgreens Boots Alliance Inc.	3,410,654	287,313,493
Whole Foods Market Inc.	1,283,400	39,926,574

		1,720,458,465
FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	2,353,768	85,465,316
Campbell Soup Co.[b]	710,938	45,350,735
ConAgra Foods Inc.	1,716,411	76,586,259
General Mills Inc.	2,344,319	148,512,609
Hershey Co. (The)	567,065	52,221,016
Hormel Foods Corp.	1,068,506	46,202,199
JM Smucker Co. (The)	473,199	61,440,158
Kellogg Co.	997,062	76,325,096
Kraft Heinz Co. (The)	2,349,590	184,583,790
McCormick & Co. Inc./MD	456,136	45,376,409
Mead Johnson Nutrition Co.	737,168	62,637,165
Mondelez International Inc. Class A	6,200,232	248,753,308
Tyson Foods Inc. Class A	1,158,804	77,245,875

		1,210,699,935
GAS UTILITIES — 0.04%
AGL Resources Inc.	475,933	31,002,276

		31,002,276
HEALTH CARE EQUIPMENT & SUPPLIES — 2.24%
Abbott Laboratories	5,822,339	243,548,440
Baxter International Inc.	2,166,148	88,985,360
Becton Dickinson and Co.	836,807	127,044,039
Boston Scientific Corp.[a]	5,331,011	100,276,317
CR Bard Inc.	291,528	59,083,980
DENTSPLY SIRONA Inc.	957,302	58,998,522
Edwards Lifesciences Corp.[a]	848,459	74,842,568
Hologic Inc.[a]	973,644	33,590,718
Intuitive Surgical Inc.[a,b]	147,618	88,725,799
Medtronic PLC	5,557,346	416,800,950
St. Jude Medical Inc.	1,121,347	61,674,085
Stryker Corp.	1,237,790	132,802,489

Security	Shares	Value

Varian Medical Systems Inc.[a,b]	377,578	$30,213,791
Zimmer Biomet Holdings Inc.	707,520	75,442,858

		1,592,029,916
HEALTH CARE PROVIDERS & SERVICES — 2.71%
Aetna Inc.	1,381,362	155,196,021
AmerisourceBergen Corp.	771,727	66,792,972
Anthem Inc.	1,032,614	143,523,020
Cardinal Health Inc.	1,300,858	106,605,313
Centene Corp.[a]	670,108	41,258,549
Cigna Corp.	1,010,505	138,681,706
DaVita HealthCare Partners Inc.[a]	655,150	48,074,907
Express Scripts Holding Co.[a]	2,639,822	181,329,373
HCA Holdings Inc.[a]	1,208,493	94,322,879
Henry Schein Inc.[a,b]	323,965	55,926,078
Humana Inc.	585,816	107,175,037
Laboratory Corp. of America Holdings[a]	402,085	47,096,216
McKesson Corp.	903,141	142,018,922
Patterson Companies Inc.	329,937	15,351,969
Quest Diagnostics Inc.	564,408	40,326,952
Tenet Healthcare Corp.[a,b]	389,256	11,261,176
UnitedHealth Group Inc.	3,757,224	484,306,174
Universal Health Services Inc. Class B	357,348	44,568,442

		1,923,815,706
HEALTH CARE TECHNOLOGY — 0.09%
Cerner Corp.[a,b]	1,196,465	63,364,786

		63,364,786
HOTELS, RESTAURANTS & LEISURE — 1.88%
Carnival Corp.	1,781,722	94,021,470
Chipotle Mexican Grill Inc.[a,b]	118,771	55,937,578
Darden Restaurants Inc.	456,295	30,252,358
Marriott International Inc./MD Class A	751,644	53,502,020
McDonald’s Corp.	3,563,301	447,835,670
Royal Caribbean Cruises Ltd.	670,456	55,077,960
Starbucks Corp.	5,841,637	348,745,729
Starwood Hotels & Resorts Worldwide Inc.	667,218	55,665,998
Wyndham Worldwide Corp.	444,822	33,997,745
Wynn Resorts Ltd.	321,827	30,068,297
Yum! Brands Inc.	1,614,701	132,163,277

		1,337,268,102
HOUSEHOLD DURABLES — 0.45%
DR Horton Inc.	1,301,120	39,332,858
Garmin Ltd.[b]	465,043	18,583,118
Harman International Industries Inc.	281,140	25,032,706
Leggett & Platt Inc.	536,468	25,965,051
Lennar Corp. Class Ab	712,082	34,436,285
Mohawk Industries Inc.[a]	251,482	48,007,914
Newell Rubbermaid Inc.	1,056,425	46,789,063
PulteGroup Inc.	1,256,053	23,500,752
Whirlpool Corp.	305,357	55,068,081

		316,715,828
HOUSEHOLD PRODUCTS — 1.99%
Church & Dwight Co. Inc.	512,903	47,279,399
Clorox Co. (The)	511,791	64,516,373

3

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

Colgate-Palmolive Co.	3,528,171	$249,265,281
Kimberly-Clark Corp.	1,426,162	191,833,051
Procter & Gamble Co. (The)	10,483,513	862,897,955

		1,415,792,059
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
AES Corp./VA	2,608,287	30,777,787
NRG Energy Inc.	1,242,003	16,158,459

		46,936,246
INDUSTRIAL CONGLOMERATES — 2.63%
3M Co.	2,391,201	398,445,822
Danaher Corp.	2,362,614	224,117,564
General Electric Co.	36,876,706	1,172,310,484
Roper Technologies Inc.	399,575	73,030,323

		1,867,904,193
INSURANCE — 2.60%
Aflac Inc.	1,658,973	104,747,555
Allstate Corp. (The)	1,494,181	100,662,974
American International Group Inc.	4,542,689	245,532,340
Aon PLC	1,066,851	111,432,587
Assurant Inc.	255,708	19,727,872
Chubb Ltd.	1,821,262	217,003,367
Cincinnati Financial Corp.	584,758	38,219,783
Hartford Financial Services Group Inc. (The)	1,568,352	72,269,660
Lincoln National Corp.	952,646	37,343,723
Loews Corp.	1,058,811	40,510,109
Marsh & McLennan Companies Inc.	2,059,134	125,174,756
MetLife Inc.	4,333,610	190,418,823
Principal Financial Group Inc.	1,072,273	42,301,170
Progressive Corp. (The)	2,310,282	81,183,310
Prudential Financial Inc.	1,761,956	127,248,462
Torchmark Corp.	445,636	24,135,646
Travelers Companies Inc. (The)	1,165,391	136,012,784
Unum Group	944,339	29,198,962
Willis Towers Watson PLC	546,291	64,822,890
XL Group PLC	1,153,655	42,454,504

		1,850,401,277
INTERNET & CATALOG RETAIL — 1.99%
Amazon.com Inc.[a]	1,525,918	905,845,962
Expedia Inc.	468,465	50,509,896
Netflix Inc.[a,b]	1,691,522	172,924,294
Priceline Group Inc. (The)[a,b]	196,094	252,757,322
TripAdvisor Inc.[a,b]	450,387	29,950,736

		1,411,988,210
INTERNET SOFTWARE & SERVICES — 4.35%
Akamai Technologies Inc.[a,b]	698,807	38,832,705
Alphabet Inc. Class Aa	1,156,343	882,174,075
Alphabet Inc. Class Ca	1,174,460	874,913,977
eBay Inc.[a]	4,283,356	102,200,874
Facebook Inc. Class Aa	9,070,114	1,034,900,007
VeriSign Inc.[a,b]	380,863	33,721,610
Yahoo! Inc.[a]	3,441,105	126,667,075

		3,093,410,323

Security	Shares	Value

IT SERVICES — 3.75%
Accenture PLC Class A	2,481,583	$286,374,678
Alliance Data Systems Corp.[a]	234,293	51,544,460
Automatic Data Processing Inc.	1,807,541	162,154,503
Cognizant Technology Solutions Corp. Class Aa,b	2,406,658	150,897,457
CSRA Inc.	538,724	14,491,676
Fidelity National Information Services Inc.	1,091,598	69,109,069
Fiserv Inc.[a,b]	881,443	90,418,423
International Business Machines Corp.	3,493,770	529,131,467
MasterCard Inc. Class A	3,875,196	366,206,022
Paychex Inc.	1,270,102	68,598,209
PayPal Holdings Inc.[a,b]	4,396,528	169,705,981
Teradata Corp.[a,b]	525,783	13,796,546
Total System Services Inc.	665,911	31,684,045
Visa Inc. Class A	7,584,765	580,082,827
Western Union Co. (The)[b]	1,984,382	38,278,729
Xerox Corp.	3,764,353	42,010,179

		2,664,484,271
LEISURE PRODUCTS — 0.11%
Hasbro Inc.	444,066	35,569,687
Mattel Inc.	1,344,255	45,193,853

		80,763,540
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Agilent Technologies Inc.	1,295,888	51,641,137
Illumina Inc.[a]	581,195	94,217,522
PerkinElmer Inc.	433,514	21,441,602
Thermo Fisher Scientific Inc.	1,566,012	221,731,639
Waters Corp.[a]	321,259	42,380,487

		431,412,387
MACHINERY — 1.26%
Caterpillar Inc.	2,301,053	176,122,597
Cummins Inc.	640,956	70,466,703
Deere & Co.[b]	1,184,386	91,185,878
Dover Corp.	612,839	39,423,933
Flowserve Corp.	514,238	22,837,309
Illinois Tool Works Inc.	1,293,440	132,499,994
Ingersoll-Rand PLC	1,015,507	62,971,589
PACCAR Inc.	1,389,188	75,974,692
Parker-Hannifin Corp.	534,167	59,335,270
Pentair PLC	721,307	39,138,118
Snap-on Inc.	229,653	36,053,224
Stanley Black & Decker Inc.	602,301	63,368,088
Xylem Inc./NY	705,664	28,861,658

		898,239,053
MEDIA — 3.11%
Cablevision Systems Corp. Class A	879,749	29,031,717
CBS Corp. Class B NVS	1,667,729	91,875,191
Comcast Corp. Class A	9,615,490	587,314,129
Discovery Communications Inc. Class Aa,b	592,105	16,951,966
Discovery Communications Inc. Class C NVS[a,b]	940,477	25,392,879
Interpublic Group of Companies Inc. (The)	1,589,862	36,487,333
News Corp. Class A	1,502,241	19,183,617
News Corp. Class B	424,002	5,618,026
Omnicom Group Inc.	947,281	78,842,198

4

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

Scripps Networks Interactive Inc. Class A	374,850	$24,552,675
TEGNA Inc.	868,654	20,378,623
Time Warner Cable Inc.	1,119,494	229,070,862
Time Warner Inc.	3,122,683	226,550,652
Twenty-First Century Fox Inc. Class A	4,422,407	123,296,707
Twenty-First Century Fox Inc. Class B	1,704,838	48,076,432
Viacom Inc. Class B NVS	1,369,782	56,544,601
Walt Disney Co. (The)	5,932,404	589,147,041

		2,208,314,649
METALS & MINING — 0.30%
Alcoa Inc.	5,198,458	49,801,228
Freeport-McMoRan Inc.[b]	4,949,411	51,176,910
Newmont Mining Corp.	2,092,139	55,609,054
Nucor Corp.	1,257,040	59,457,992

		216,045,184
MULTI-UTILITIES — 1.16%
Ameren Corp.	959,289	48,060,379
CenterPoint Energy Inc.	1,701,119	35,587,410
CMS Energy Corp.	1,095,821	46,506,643
Consolidated Edison Inc.	1,160,773	88,938,427
Dominion Resources Inc./VA	2,356,750	177,039,060
DTE Energy Co.	709,581	64,330,613
NiSource Inc.	1,264,116	29,782,573
Public Service Enterprise Group Inc.	2,002,312	94,388,988
SCANA Corp.	565,028	39,636,714
Sempra Energy	932,273	97,003,006
TECO Energy Inc.	930,724	25,622,832
WEC Energy Group Inc.	1,247,991	74,966,819

		821,863,464
MULTILINE RETAIL — 0.69%
Dollar General Corp.	1,149,093	98,362,361
Dollar Tree Inc.[a]	928,311	76,548,525
Kohl’s Corp.	750,462	34,979,034
Macy’s Inc.	1,226,823	54,090,626
Nordstrom Inc.[b]	507,602	29,039,910
Target Corp.	2,379,851	195,814,140

		488,834,596
OIL, GAS & CONSUMABLE FUELS — 5.73%
Anadarko Petroleum Corp.	2,010,231	93,616,458
Apache Corp.	1,495,674	73,003,848
Cabot Oil & Gas Corp.	1,810,992	41,127,628
Chesapeake Energy Corp.[b]	2,035,728	8,387,199
Chevron Corp.	7,442,613	710,025,280
Cimarex Energy Co.	374,878	36,464,383
Columbia Pipeline Group Inc.	1,580,839	39,679,059
Concho Resources Inc.[a,b]	510,555	51,586,477
ConocoPhillips	4,885,184	196,726,360
Devon Energy Corp.	2,017,557	55,361,764
EOG Resources Inc.	2,172,769	157,699,574
EQT Corp.	631,288	42,460,431
Exxon Mobil Corp.	16,412,684	1,371,936,256
Hess Corp.	1,046,947	55,121,760
Kinder Morgan Inc./DE	7,229,356	129,116,298
Marathon Oil Corp.	3,335,416	37,156,534
Marathon Petroleum Corp.	2,092,414	77,795,952

Security	Shares	Value

Murphy Oil Corp.	637,712	$16,063,965
Newfield Exploration Co.[a]	783,191	26,041,101
Noble Energy Inc.	1,695,497	53,255,561
Occidental Petroleum Corp.	3,018,614	206,563,756
ONEOK Inc.[b]	829,810	24,778,127
Phillips 66	1,854,937	160,618,995
Pioneer Natural Resources Co.	645,516	90,849,922
Range Resources Corp.[b]	669,821	21,688,804
Southwestern Energy Co.[a,b]	1,532,560	12,367,759
Spectra Energy Corp.	2,654,929	81,240,827
Tesoro Corp.	471,684	40,569,541
Valero Energy Corp.	1,858,291	119,190,785
Williams Companies Inc. (The)	2,698,615	43,366,743

		4,073,861,147
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	877,390	82,746,651

		82,746,651
PHARMACEUTICALS — 5.44%
Allergan PLC[a]	1,559,871	418,092,224
Bristol-Myers Squibb Co.	6,597,956	421,477,429
Eli Lilly & Co.	3,846,812	277,008,932
Endo International PLC[a]	807,591	22,733,687
Johnson & Johnson	10,905,624	1,179,988,517
Mallinckrodt PLC[a,b]	442,304	27,104,389
Merck & Co. Inc.	10,968,341	580,334,922
Mylan NVa	1,629,648	75,534,185
Perrigo Co. PLC	578,821	74,048,571
Pfizer Inc.	23,903,483	708,499,236
Zoetis Inc.	1,808,392	80,166,017

		3,864,988,109
PROFESSIONAL SERVICES — 0.30%
Dun & Bradstreet Corp. (The)	142,923	14,732,503
Equifax Inc.	469,314	53,637,897
Nielsen Holdings PLC	1,430,778	75,344,770
Robert Half International Inc.	518,085	24,132,399
Verisk Analytics Inc. Class Aa,b	611,202	48,847,264

		216,694,833
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.98%
American Tower Corp.[b]	1,674,996	171,469,340
Apartment Investment & Management Co. Class A	618,840	25,879,889
AvalonBay Communities Inc.[b]	541,141	102,925,018
Boston Properties Inc.[b]	607,265	77,171,236
Crown Castle International Corp.	1,318,475	114,048,087
Equinix Inc.	273,397	90,415,119
Equity Residential[b]	1,442,315	108,216,894
Essex Property Trust Inc.	258,635	60,484,381
Extra Space Storage Inc.[b]	494,420	46,208,493
Federal Realty Investment Trust[b]	275,446	42,983,348
General Growth Properties Inc.	2,302,582	68,455,763
HCP Inc.[b]	1,840,551	59,965,152
Host Hotels & Resorts Inc.[b]	2,974,259	49,670,125
Iron Mountain Inc.[b]	760,591	25,791,641
Kimco Realty Corp.[b]	1,635,687	47,075,072
Macerich Co. (The)	501,232	39,717,624
Prologis Inc.	2,074,816	91,665,371

5

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

Public Storage[b]	581,942	$160,517,062
Realty Income Corp.[b]	990,066	61,889,026
Simon Property Group Inc.	1,222,827	253,968,940
SL Green Realty Corp.[b]	395,576	38,323,403
UDR Inc.[b]	1,056,133	40,692,804
Ventas Inc.[b]	1,328,733	83,657,030
Vornado Realty Trust[b]	700,842	66,180,510
Welltower Inc.[b]	1,404,140	97,363,068
Weyerhaeuser Co.	3,132,075	97,031,683

		2,121,766,079
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa,b	1,149,669	33,133,461

		33,133,461
ROAD & RAIL — 0.76%
CSX Corp.	3,804,214	97,958,510
JB Hunt Transport Services Inc.	352,217	29,670,760
Kansas City Southern	428,966	36,655,145
Norfolk Southern Corp.	1,177,804	98,052,183
Ryder System Inc.	210,984	13,667,544
Union Pacific Corp.	3,345,100	266,102,705

		542,106,847
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.78%
Analog Devices Inc.	1,225,730	72,550,959
Applied Materials Inc.	4,470,601	94,687,329
Broadcom Ltd.	1,466,082	226,509,686
First Solar Inc.[a,b]	301,446	20,640,008
Intel Corp.	18,670,143	603,979,126
KLA-Tencor Corp.	615,440	44,810,187
Lam Research Corp.[b]	628,217	51,890,724
Linear Technology Corp.	946,298	42,167,039
Microchip Technology Inc.[b]	804,561	38,779,840
Micron Technology Inc.[a,b]	4,101,742	42,945,239
NVIDIA Corp.	2,020,756	71,999,536
Qorvo Inc.[a,b]	510,253	25,721,854
QUALCOMM Inc.	5,907,952	302,132,665
Skyworks Solutions Inc.	757,805	59,033,010
Texas Instruments Inc.	3,972,827	228,119,726
Xilinx Inc.	1,010,338	47,920,331

		1,973,887,259
SOFTWARE — 4.35%
Activision Blizzard Inc.	2,005,097	67,852,482
Adobe Systems Inc.[a]	1,969,192	184,710,210
Autodesk Inc.[a,b]	890,845	51,945,172
CA Inc.	1,169,889	36,020,882
Citrix Systems Inc.[a]	608,779	47,837,854
Electronic Arts Inc.[a,b]	1,222,925	80,847,572
Intuit Inc.	1,014,426	105,510,448
Microsoft Corp.	31,259,494	1,726,461,854
Oracle Corp.	12,452,963	509,450,716
Red Hat Inc.[a]	722,036	53,798,902
salesforce.com inc.[a]	2,492,056	183,988,494
Symantec Corp.	2,578,675	47,396,047

		3,095,820,633

Security	Shares	Value

SPECIALTY RETAIL — 2.67%
Advance Auto Parts Inc.	289,881	$46,479,520
AutoNation Inc.[a,b]	291,486	13,606,567
AutoZone Inc.[a,b]	119,418	95,139,126
Bed Bath & Beyond Inc.[a,b]	646,748	32,104,571
Best Buy Co. Inc.	1,113,844	36,133,099
CarMax Inc.[a,b]	773,832	39,542,815
GameStop Corp. Class A	414,673	13,157,574
Gap Inc. (The)[b]	894,454	26,296,948
Home Depot Inc. (The)	5,010,910	668,605,721
L Brands Inc.	1,007,020	88,426,426
Lowe’s Companies Inc.	3,616,582	273,956,087
O’Reilly Automotive Inc.[a,b]	383,900	105,058,074
Ross Stores Inc.	1,601,280	92,714,112
Signet Jewelers Ltd.	314,449	39,001,110
Staples Inc.	2,551,700	28,145,251
Tiffany & Co.	440,990	32,359,846
TJX Companies Inc. (The)	2,645,878	207,304,541
Tractor Supply Co.	528,763	47,831,901
Urban Outfitters Inc.[a,b]	342,867	11,345,469

		1,897,208,758
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.18%
Apple Inc.	21,913,583	2,388,361,411
EMC Corp./MA	7,694,439	205,056,800
Hewlett Packard Enterprise Co.	6,781,183	120,230,375
HP Inc.	6,826,726	84,105,264
NetApp Inc.	1,142,915	31,190,150
SanDisk Corp.	794,740	60,463,819
Seagate Technology PLC	1,171,942	40,373,402
Western Digital Corp.	920,293	43,474,641

		2,973,255,862
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Coach Inc.	1,097,918	44,015,533
Hanesbrands Inc.	1,548,534	43,885,453
Michael Kors Holdings Ltd.[a,b]	709,391	40,406,911
NIKE Inc. Class B	5,334,961	327,940,053
PVH Corp.	323,971	32,092,567
Ralph Lauren Corp.	229,637	22,104,858
Under Armour Inc. Class Aa,b	718,187	60,923,803
VF Corp.	1,342,612	86,947,553

		658,316,731
TOBACCO — 1.76%
Altria Group Inc.	7,738,074	484,867,717
Philip Morris International Inc.	6,123,314	600,758,336
Reynolds American Inc.	3,271,144	164,571,255

		1,250,197,308
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	1,140,746	55,896,554
United Rentals Inc.[a]	359,332	22,346,857
WW Grainger Inc.[b]	224,546	52,415,773

		130,659,184

6

Schedule of Investments  (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2016

Security	Shares	Value

WATER UTILITIES — 0.07%
American Water Works Co. Inc.	703,789	$48,512,176

		48,512,176

TOTAL COMMON STOCKS (Cost: $66,598,398,448)		70,976,021,930

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	787,657,126	787,657,126
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	40,007,746	40,007,746
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	77,715,940	77,715,940

		905,380,812

Security	Shares	Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $905,380,812)		$905,380,812

TOTAL INVESTMENTS IN SECURITIES — 101.10% (Cost: $67,503,779,260)		71,881,402,742
Other Assets, Less Liabilities — (1.10)%		(780,147,964)

NET ASSETS — 100.00%		$71,101,254,778

NVS  —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	938	Jun. 2016	Chicago Mercantile	$96,215,350	$3,367,261

See notes to financial statements.

7

Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.88%
B/E Aerospace Inc.	1,831,123	$84,451,393
Curtiss-Wright Corp.	800,839	60,599,487
Esterline Technologies Corp.[a,b]	532,869	34,140,917
Huntington Ingalls Industries Inc.	841,615	115,250,758
KLX Inc.[a,b]	948,823	30,495,171
Orbital ATK Inc.	1,057,945	91,977,738
Teledyne Technologies Inc.[a,b]	619,955	54,642,834
Triumph Group Inc.	885,223	27,866,820

		499,425,118
AIRLINES — 1.15%
Alaska Air Group Inc.	2,240,378	183,755,804
JetBlue Airways Corp.[a,b]	5,771,759	121,899,550

		305,655,354
AUTO COMPONENTS — 0.45%
Dana Holding Corp.	2,686,425	37,851,728
Gentex Corp.	5,179,632	81,268,426

		119,120,154
AUTOMOBILES — 0.20%
Thor Industries Inc.	821,221	52,369,263

		52,369,263
BANKS — 5.52%
Associated Banc-Corp.	2,691,632	48,287,878
BancorpSouth Inc.	1,525,414	32,506,572
Bank of Hawaii Corp.[b]	775,138	52,926,423
Bank of the Ozarks Inc.	1,468,140	61,617,836
Cathay General Bancorp.	1,331,338	37,716,806
Commerce Bancshares Inc./MO	1,496,441	67,265,023
Cullen/Frost Bankers Inc.[b]	977,592	53,875,095
East West Bancorp. Inc.	2,580,490	83,814,315
First Horizon National Corp.	4,276,404	56,020,892
First Niagara Financial Group Inc.	6,381,154	61,769,571
FirstMerit Corp.	2,981,164	62,753,502
FNB Corp./PA	3,766,864	49,006,901
Fulton Financial Corp.	3,115,231	41,681,791
Hancock Holding Co.	1,390,164	31,918,165
International Bancshares Corp.	996,079	24,563,308
PacWest Bancorp.	2,057,868	76,449,796
PrivateBancorp. Inc.	1,427,601	55,105,399
Prosperity Bancshares Inc.	1,181,382	54,804,311
Signature Bank/New York NYa	957,426	130,324,827
SVB Financial Group[a,b]	925,752	94,472,992
Synovus Financial Corp.	2,271,998	65,683,462
TCF Financial Corp.	3,068,589	37,620,901
Trustmark Corp.	1,215,986	28,004,158
Umpqua Holdings Corp.	3,962,254	62,841,348
Valley National Bancorp.	4,021,838	38,368,334
Webster Financial Corp.	1,640,202	58,883,252

		1,468,282,858

Security	Shares	Value

BEVERAGES — 0.12%
Boston Beer Co. Inc. (The)[a,b]	170,221	$31,502,801

		31,502,801
BIOTECHNOLOGY — 0.34%
United Therapeutics Corp.[a,b]	813,586	90,657,888

		90,657,888
BUILDING PRODUCTS — 1.34%
AO Smith Corp.	1,339,595	102,224,495
Fortune Brands Home & Security Inc.	2,831,455	158,674,738
Lennox International Inc.	713,578	96,468,610

		357,367,843
CAPITAL MARKETS — 1.76%
Eaton Vance Corp. NVS	2,063,383	69,164,598
Federated Investors Inc. Class B	1,669,786	48,173,326
Janus Capital Group Inc.	2,641,251	38,641,502
Raymond James Financial Inc.	2,302,096	109,602,791
SEI Investments Co.	2,465,946	106,158,975
Stifel Financial Corp.[a,b]	1,250,107	37,003,167
Waddell & Reed Financial Inc. Class A	1,470,447	34,614,322
WisdomTree Investments Inc.[b]	2,036,234	23,274,155

		466,632,836
CHEMICALS — 3.30%
Albemarle Corp.	2,017,635	128,987,406
Ashland Inc.	1,136,473	124,966,571
Cabot Corp.	1,118,752	54,069,284
Minerals Technologies Inc.	627,048	35,647,679
NewMarket Corp.	179,060	70,954,316
Olin Corp.	2,969,576	51,581,535
PolyOne Corp.	1,534,257	46,411,274
RPM International Inc.	2,388,260	113,036,346
Scotts Miracle-Gro Co. (The) Class A	817,423	59,483,872
Sensient Technologies Corp.	805,675	51,128,135
Valspar Corp. (The)	1,306,171	139,786,420

		876,052,838
COMMERCIAL SERVICES & SUPPLIES — 1.95%
Clean Harbors Inc.[a,b]	942,793	46,517,407
Copart Inc.[a,b]	1,833,196	74,739,401
Deluxe Corp.	877,083	54,808,917
Herman Miller Inc.	1,073,723	33,167,303
HNI Corp.	794,185	31,108,226
MSA Safety Inc.	569,675	27,543,786
Rollins Inc.	1,692,162	45,891,433
RR Donnelley & Sons Co.	3,755,399	61,588,544
Waste Connections Inc.	2,199,445	142,062,153

		517,427,170
COMMUNICATIONS EQUIPMENT — 0.92%
ARRIS International PLC[a]	3,229,560	74,021,515

8

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value

Ciena Corp.[a,b]	2,323,475	$44,192,495
InterDigital Inc./PA	629,425	35,027,501
NetScout Systems Inc.[a,b]	1,773,973	40,748,160
Plantronics Inc.	603,757	23,661,237
Polycom Inc.[a]	2,408,441	26,854,117

		244,505,025
CONSTRUCTION & ENGINEERING — 0.78%
AECOM[a,b]	2,736,508	84,257,081
Granite Construction Inc.	707,282	33,808,080
KBR Inc.	2,557,072	39,583,474
Valmont Industries Inc.	409,819	50,751,985

		208,400,620
CONSTRUCTION MATERIALS — 0.23%
Eagle Materials Inc.	886,781	62,172,216

		62,172,216
CONSUMER FINANCE — 0.18%
SLM Corp.[a,b]	7,648,683	48,645,624

		48,645,624
CONTAINERS & PACKAGING — 1.58%
AptarGroup Inc.	1,130,170	88,616,630
Bemis Co. Inc.	1,698,091	87,927,152
Greif Inc. Class A	464,177	15,201,797
Packaging Corp. of America	1,690,719	102,119,427
Silgan Holdings Inc.	727,718	38,692,766
Sonoco Products Co.	1,810,582	87,939,968

		420,497,740
DISTRIBUTORS — 0.91%
LKQ Corp.[a]	5,500,803	175,640,640
Pool Corp.	756,084	66,338,810

		241,979,450
DIVERSIFIED CONSUMER SERVICES — 0.63%
DeVry Education Group Inc.[b]	1,022,606	17,660,406
Graham Holdings Co. Class B	77,308	37,107,840
Service Corp. International/U.S.	3,494,240	86,237,843
Sotheby’s	991,520	26,503,329

		167,509,418
DIVERSIFIED FINANCIAL SERVICES — 1.55%
CBOE Holdings Inc.	1,467,181	95,850,935
FactSet Research Systems Inc.	740,588	112,221,300
MarketAxess Holdings Inc.	674,877	84,244,896
MSCI Inc.	1,598,369	118,407,175

		410,724,306
ELECTRIC UTILITIES — 2.10%
Cleco Corp.	1,088,944	60,120,598
Great Plains Energy Inc.	2,772,140	89,401,515
Hawaiian Electric Industries Inc.	1,935,729	62,717,620
IDACORP Inc.	904,604	67,474,412

Security	Shares	Value

OGE Energy Corp.	3,582,329	$102,562,079
PNM Resources Inc.	1,432,560	48,305,923
Westar Energy Inc.	2,545,681	126,291,235

		556,873,382
ELECTRICAL EQUIPMENT — 1.22%
Acuity Brands Inc.	786,494	171,565,801
Hubbell Inc.	956,673	101,340,371
Regal Beloit Corp.	803,383	50,685,434

		323,591,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.23%
Arrow Electronics Inc.[a,b]	1,631,355	105,075,576
Avnet Inc.	2,354,676	104,312,147
Belden Inc.	755,169	46,352,273
Cognex Corp.	1,527,214	59,484,985
FEI Co.	734,940	65,417,009
Ingram Micro Inc. Class A	2,661,396	95,570,730
IPG Photonics Corp.[a,b]	656,279	63,055,286
Jabil Circuit Inc.	3,427,499	66,047,906
Keysight Technologies Inc.[a,b]	3,071,950	85,215,893
Knowles Corp.[a,b]	1,590,565	20,963,647
National Instruments Corp.	1,815,707	54,670,938
SYNNEX Corp.	521,077	48,246,519
Tech Data Corp.[a,b]	630,772	48,424,366
Trimble Navigation Ltd.[a,b]	4,511,101	111,875,305
VeriFone Systems Inc.[a,b]	1,981,465	55,956,572
Vishay Intertechnology Inc.[b]	2,432,760	29,704,000
Zebra Technologies Corp. Class Aa,b	937,939	64,717,791

		1,125,090,943
ENERGY EQUIPMENT & SERVICES — 1.44%
Dril-Quip Inc.[a,b]	682,586	41,337,408
Ensco PLC Class A	4,226,757	43,831,470
Nabors Industries Ltd.	5,064,717	46,595,396
Noble Corp. PLC[b]	4,374,016	45,271,066
Oceaneering International Inc.	1,760,107	58,505,957
Oil States International Inc.[a,b]	925,333	29,166,496
Patterson-UTI Energy Inc.	2,646,844	46,637,391
Rowan Companies PLC Class A	2,239,749	36,059,959
Superior Energy Services Inc.	2,722,887	36,459,457

		383,864,600
FOOD & STAPLES RETAILING — 0.82%
Casey’s General Stores Inc.	702,333	79,588,375
Sprouts Farmers Market Inc.[a,b]	2,542,144	73,823,862
SUPERVALU Inc.[a,b]	4,788,497	27,581,743
United Natural Foods Inc.[a,b]	905,007	36,471,782

		217,465,762
FOOD PRODUCTS — 2.62%
Dean Foods Co.[b]	1,648,974	28,560,230
Flowers Foods Inc.	3,360,170	62,028,738
Hain Celestial Group Inc. (The)[a,b]	1,854,467	75,866,245
Ingredion Inc.	1,291,872	137,959,011
Lancaster Colony Corp.	349,575	38,652,508
Post Holdings Inc.[a,b]	1,152,839	79,280,738
Snyder’s-Lance Inc.	1,421,824	44,759,019

9

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value

Tootsie Roll Industries Inc.[b]	323,630	$11,307,638
TreeHouse Foods Inc.[a,b]	1,011,295	87,729,841
WhiteWave Foods Co. (The)[a,b]	3,169,670	128,815,389

		694,959,357
GAS UTILITIES — 2.23%
Atmos Energy Corp.	1,834,055	136,196,924
National Fuel Gas Co.	1,525,034	76,327,952
New Jersey Resources Corp.	1,545,178	56,290,834
ONE Gas Inc.	940,347	57,455,202
Questar Corp.	3,147,412	78,055,818
UGI Corp.	3,090,189	124,503,715
WGL Holdings Inc.	896,463	64,877,027

		593,707,472
HEALTH CARE EQUIPMENT & SUPPLIES — 3.76%
ABIOMED Inc.[a]	700,989	66,460,767
Align Technology Inc.[a,b]	1,299,483	94,459,419
Cooper Companies Inc. (The)	869,739	133,913,714
DENTSPLY SIRONA Inc.	1	62
Halyard Health Inc.[a]	836,322	24,027,531
Hill-Rom Holdings Inc.	1,021,993	51,406,248
IDEXX Laboratories Inc.[a,b]	1,611,277	126,195,215
LivaNova PLC[a]	764,744	41,280,881
ResMed Inc.	2,516,525	145,505,475
STERIS PLC	1,544,163	109,712,781
Teleflex Inc.	748,266	117,485,245
West Pharmaceutical Services Inc.	1,300,884	90,177,279

		1,000,624,617
HEALTH CARE PROVIDERS & SERVICES — 1.97%
Amsurg Corp.[a,b]	963,243	71,857,928
Centene Corp.[a]	1	58
Community Health Systems Inc.[a,b]	2,028,066	37,539,502
LifePoint Health Inc.[a,b]	775,734	53,719,579
MEDNAX Inc.[a,b]	1,686,523	108,983,116
Molina Healthcare Inc.[a,b]	737,840	47,583,302
Owens & Minor Inc.[b]	1,124,735	45,461,789
VCA Inc.[a,b]	1,452,545	83,797,321
WellCare Health Plans Inc.[a,b]	790,764	73,343,361

		522,285,956
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a,b]	3,405,346	44,984,621

		44,984,621
HOTELS, RESTAURANTS & LEISURE — 2.21%
Brinker International Inc.	1,027,056	47,193,223
Buffalo Wild Wings Inc.[a,b]	338,652	50,161,134
Cheesecake Factory Inc. (The)	809,882	42,996,635
Cracker Barrel Old Country Store Inc.[b]	430,623	65,743,213
Domino’s Pizza Inc.	895,650	118,100,409
Dunkin’ Brands Group Inc.[b]	1,648,663	77,767,434
International Speedway Corp. Class A	480,098	17,720,417
Jack in the Box Inc.	623,756	39,839,296
Panera Bread Co. Class Aa,b	412,361	84,463,904
Wendy’s Co. (The)	3,934,837	42,850,375

		586,836,040

Security	Shares	Value

HOUSEHOLD DURABLES — 2.45%
CalAtlantic Group Inc.[b]	1,374,342	$45,930,509
Jarden Corp.[a]	3,712,330	218,841,853
KB Home[b]	1,521,628	21,728,848
MDC Holdings Inc.[b]	707,484	17,729,549
NVR Inc.[a,b]	65,600	113,645,440
Tempur Sealy International Inc.[a,b]	1,122,768	68,253,067
Toll Brothers Inc.[a,b]	2,779,894	82,034,672
TRI Pointe Group Inc.[a,b]	2,621,606	30,882,519
Tupperware Brands Corp.[b]	908,363	52,666,887

		651,713,344
HOUSEHOLD PRODUCTS — 0.17%
Energizer Holdings Inc.	1,112,046	45,048,983

		45,048,983
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
Talen Energy Corp.[a,b]	1,155,767	10,401,903

		10,401,903
INDUSTRIAL CONGLOMERATES — 0.43%
Carlisle Companies Inc.	1,154,130	114,835,935

		114,835,935
INSURANCE — 5.35%
Alleghany Corp.[a]	277,551	137,720,806
American Financial Group Inc./OH	1,273,433	89,611,480
Arthur J Gallagher & Co.	3,181,257	141,502,311
Aspen Insurance Holdings Ltd.	1,096,670	52,311,159
Brown & Brown Inc.	2,069,229	74,078,398
CNO Financial Group Inc.	3,206,491	57,460,319
Endurance Specialty Holdings Ltd.	1,107,266	72,348,760
Everest Re Group Ltd.	765,846	151,200,976
First American Financial Corp.	1,962,074	74,774,640
Genworth Financial Inc. Class Aa	8,668,448	23,664,863
Hanover Insurance Group Inc. (The)	770,040	69,473,009
Kemper Corp.	868,668	25,686,513
Mercury General Corp.	574,555	31,887,803
Old Republic International Corp.	4,383,085	80,122,794
Primerica Inc.[b]	864,469	38,494,805
Reinsurance Group of America Inc.	1,172,436	112,846,965
RenaissanceRe Holdings Ltd.	761,198	91,214,356
WR Berkley Corp.	1,759,125	98,862,825

		1,423,262,782
INTERNET & CATALOG RETAIL — 0.11%
HSN Inc.	573,553	30,002,557

		30,002,557
INTERNET SOFTWARE & SERVICES — 0.45%
comScore Inc.[a]	843,375	25,334,985
j2 Global Inc.	831,506	51,204,139
Rackspace Hosting Inc.[a,b]	2,002,547	43,234,990

		119,774,114

10

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value

IT SERVICES — 3.95%
Acxiom Corp.[a,b]	1,397,873	$29,970,397
Broadridge Financial Solutions Inc.	2,136,026	126,687,702
Computer Sciences Corp.	2,476,847	85,178,768
Convergys Corp.	1,737,094	48,239,100
CoreLogic Inc./U.S.[a]	1,587,263	55,078,026
DST Systems Inc.	569,538	64,226,800
Gartner Inc.[a,b]	1,479,910	132,229,959
Global Payments Inc.	2,324,418	151,784,496
Jack Henry & Associates Inc.	1,417,669	119,892,267
Leidos Holdings Inc.	1,155,109	58,125,085
MAXIMUS Inc.	1,167,214	61,442,145
NeuStar Inc. Class Aa,b	805,074	19,804,820
Science Applications International Corp.	742,384	39,598,763
WEX Inc.[a,b]	694,988	57,934,200

		1,050,192,528
LEISURE PRODUCTS — 0.91%
Brunswick Corp./DE	1,637,200	78,552,856
Polaris Industries Inc.[b]	1,086,246	106,973,506
Vista Outdoor Inc.[a]	1,099,244	57,061,756

		242,588,118
LIFE SCIENCES TOOLS & SERVICES — 1.53%
Bio-Rad Laboratories Inc. Class Aa,b	374,897	51,255,918
Bio-Techne Corp.	668,913	63,225,657
Charles River Laboratories International Inc.[a,b]	840,229	63,806,990
Mettler-Toledo International Inc.[a,b]	484,688	167,101,035
PAREXEL International Corp.[a,b]	965,621	60,573,405

		405,963,005
MACHINERY — 4.33%
AGCO Corp.[b]	1,275,428	63,388,772
CLARCOR Inc.	876,757	50,667,787
Crane Co.	890,206	47,946,495
Donaldson Co. Inc.	2,218,878	70,804,397
Graco Inc.	988,256	82,973,974
IDEX Corp.	1,365,103	113,139,737
ITT Corp.	1,610,074	59,395,630
Joy Global Inc.[b]	1,761,338	28,304,702
Kennametal Inc.	1,432,935	32,226,708
Lincoln Electric Holdings Inc.	1,157,189	67,776,560
Nordson Corp.	963,539	73,267,505
Oshkosh Corp.	1,314,915	53,740,576
Terex Corp.	1,953,202	48,595,666
Timken Co. (The)	1,252,269	41,938,489
Toro Co. (The)	979,277	84,335,335
Trinity Industries Inc.	2,750,072	50,353,818
Wabtec Corp./DE	1,652,307	131,011,422
Woodward Inc.	1,002,316	52,140,478

		1,152,008,051

Security	Shares	Value

MARINE — 0.22%
Kirby Corp.[a,b]	965,315	$58,198,841

		58,198,841
MEDIA — 1.49%
AMC Networks Inc. Class Aa,b	1,095,503	71,141,965
Cable One Inc.	78,954	34,513,162
Cinemark Holdings Inc.	1,897,318	67,980,904
DreamWorks Animation SKG Inc. Class Aa,b	1,285,082	32,062,796
John Wiley & Sons Inc. Class A	873,846	42,722,331
Live Nation Entertainment Inc.[a,b]	2,621,878	58,494,098
Meredith Corp.	676,952	32,155,220
New York Times Co. (The) Class A	2,207,349	27,503,568
Time Inc.	1,885,798	29,116,721

		395,690,765
METALS & MINING — 1.72%
Allegheny Technologies Inc.[b]	1,958,801	31,928,456
Carpenter Technology Corp.	842,302	28,831,997
Commercial Metals Co.	2,085,840	35,396,705
Compass Minerals International Inc.	606,840	43,000,682
Reliance Steel & Aluminum Co.	1,288,809	89,172,695
Royal Gold Inc.	1,173,979	60,213,383
Steel Dynamics Inc.	4,362,248	98,194,203
U.S. Steel Corp.[b]	2,630,602	42,221,162
Worthington Industries Inc.	818,758	29,180,535

		458,139,818
MULTI-UTILITIES — 1.32%
Alliant Energy Corp.	2,038,805	151,442,435
Black Hills Corp.	920,728	55,363,375
MDU Resources Group Inc.	3,512,007	68,343,656
Vectren Corp.	1,488,626	75,264,931

		350,414,397
MULTILINE RETAIL — 0.38%
Big Lots Inc.	889,112	40,267,882
JC Penney Co. Inc.[a,b]	5,505,843	60,894,624

		101,162,506
OIL, GAS & CONSUMABLE FUELS — 1.87%
CONSOL Energy Inc.[b]	4,118,499	46,497,854
Denbury Resources Inc.[b]	6,345,968	14,088,049
Energen Corp.	1,745,599	63,871,467
Gulfport Energy Corp.[a]	2,213,222	62,722,711
HollyFrontier Corp.	3,173,562	112,090,210
QEP Resources Inc.	3,432,981	48,439,362
SM Energy Co.	1,224,388	22,945,031
Western Refining Inc.	1,214,109	35,318,431
World Fuel Services Corp.	1,273,356	61,859,634
WPX Energy Inc.[a,b]	4,211,426	29,437,868

		497,270,617
PAPER & FOREST PRODUCTS — 0.34%
Domtar Corp.	1,124,226	45,531,153
Louisiana-Pacific Corp.[a,b]	2,574,911	44,082,476

		89,613,629

11

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value

PERSONAL PRODUCTS — 0.46%
Avon Products Inc.	7,829,851	$37,661,583
Edgewell Personal Care Co.	1,064,473	85,722,011

		123,383,594
PHARMACEUTICALS — 0.31%
Akorn Inc.[a,b]	1,440,682	33,899,248
Catalent Inc.[a,b]	1,769,263	47,186,244

		81,085,492
PROFESSIONAL SERVICES — 0.64%
CEB Inc.	587,132	38,005,054
FTI Consulting Inc.[a,b]	741,598	26,334,145
ManpowerGroup Inc.	1,296,878	105,591,807

		169,931,006
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.76%
Alexandria Real Estate Equities Inc.[b]	1,319,100	119,892,999
American Campus Communities Inc.[b]	2,342,920	110,328,103
Camden Property Trust[b]	1,562,446	131,386,084
Care Capital Properties Inc.	1,507,205	40,453,382
Communications Sales & Leasing Inc.[a,b]	2,165,565	48,183,821
Corporate Office Properties Trust[b]	1,700,096	44,610,519
Corrections Corp. of America[b]	2,108,454	67,575,951
Douglas Emmett Inc.[b]	2,517,541	75,803,160
Duke Realty Corp.	6,216,313	140,115,695
EPR Properties[b]	1,138,553	75,850,401
Equity One Inc.[b]	1,631,230	46,751,052
First Industrial Realty Trust Inc.	1,532,120	34,840,409
Healthcare Realty Trust Inc.[b]	1,838,087	56,778,507
Highwoods Properties Inc.[b]	1,728,477	82,638,485
Hospitality Properties Trust[b]	2,718,967	72,215,764
Kilroy Realty Corp.[b]	1,653,869	102,324,875
Lamar Advertising Co. Class Ab	1,472,040	90,530,460
LaSalle Hotel Properties[b]	2,026,160	51,282,110
Liberty Property Trust[b]	2,629,641	87,987,788
Mack-Cali Realty Corp.[b]	1,611,361	37,866,984
Mid-America Apartment Communities Inc.[b]	1,353,088	138,299,124
National Retail Properties Inc.[b]	2,535,655	117,147,261
Omega Healthcare Investors Inc.[b]	2,969,806	104,834,152
Post Properties Inc.[b]	964,887	57,642,349
Potlatch Corp.[b]	731,629	23,046,314
Rayonier Inc.[b]	2,207,450	54,479,866
Regency Centers Corp.	1,754,292	131,308,756
Senior Housing Properties Trust[b]	4,256,283	76,144,903
Sovran Self Storage Inc.[b]	708,575	83,576,421
Tanger Factory Outlet Centers Inc.[b]	1,704,908	62,041,602
Taubman Centers Inc.	1,079,749	76,910,521
Urban Edge Properties[b]	1,660,736	42,913,418
Weingarten Realty Investors	2,050,844	76,947,667
WP Glimcher Inc.	3,332,484	31,625,273

		2,594,334,176
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Alexander & Baldwin Inc.	827,542	30,354,241

Security	Shares	Value

Jones Lang LaSalle Inc.	808,717	$94,878,678
RMR Group Inc. (The)[a]	90,842	2,271,958

		127,504,877
ROAD & RAIL — 0.83%
Genesee & Wyoming Inc. Class Aa,b	1,024,429	64,231,698
Landstar System Inc.	762,937	49,293,360
Old Dominion Freight Line Inc.[a,b]	1,232,476	85,804,979
Werner Enterprises Inc.	803,586	21,825,396

		221,155,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.12%
Advanced Micro Devices Inc.[a,b]	11,555,939	32,934,426
Atmel Corp.	7,577,797	61,531,712
Cree Inc.[a,b]	1,815,408	52,828,373
Cypress Semiconductor Corp.[b]	5,657,462	48,993,621
Fairchild Semiconductor International Inc.[a]	2,042,697	40,853,940
Integrated Device Technology Inc.[a,b]	2,428,809	49,644,856
Intersil Corp. Class A	2,381,946	31,846,618
Microsemi Corp.[a,b]	2,021,184	77,431,559
Silicon Laboratories Inc.[a,b]	695,080	31,250,797
SunEdison Inc.[a,b]	5,748,003	3,105,071
Synaptics Inc.[a,b]	659,871	52,618,113
Teradyne Inc.	3,675,179	79,347,115

		562,386,201
SOFTWARE — 4.16%
ACI Worldwide Inc.[a,b]	2,141,567	44,523,178
ANSYS Inc.[a,b]	1,585,120	141,804,835
Cadence Design Systems Inc.[a,b]	5,488,527	129,419,467
CDK Global Inc.	2,790,884	129,915,650
CommVault Systems Inc.[a,b]	751,622	32,447,522
Fair Isaac Corp.	564,417	59,879,000
Fortinet Inc.[a,b]	2,623,068	80,344,573
Manhattan Associates Inc.[a]	1,313,159	74,679,352
Mentor Graphics Corp.	1,791,831	36,427,924
PTC Inc.[a,b]	2,059,953	68,308,041
Synopsys Inc.[a,b]	2,723,387	131,920,866
Tyler Technologies Inc.[a,b]	592,023	76,140,078
Ultimate Software Group Inc. (The)[a,b]	517,395	100,115,933

		1,105,926,419
SPECIALTY RETAIL — 2.71%
Aaron’s Inc.	1,158,746	29,084,525
Abercrombie & Fitch Co. Class Ab	1,208,701	38,122,429
American Eagle Outfitters Inc.[b]	2,989,339	49,832,281
Ascena Retail Group Inc.[a,b]	3,070,431	33,958,967
Cabela’s Inc.[a,b]	866,023	42,166,660
Chico’s FAS Inc.	2,404,510	31,907,848
CST Brands Inc.	1,360,049	52,076,276
Dick’s Sporting Goods Inc.	1,620,129	75,741,031
Foot Locker Inc.	2,466,035	159,059,257
Guess? Inc.	1,146,971	21,528,646
Murphy USA Inc.[a,b]	704,622	43,299,022
Office Depot Inc.[a,b]	8,864,617	62,938,781
Williams-Sonoma Inc.	1,482,119	81,131,194

		720,846,917

12

Schedule of Investments  (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2016

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.63%
3D Systems Corp.[a,b]	1,914,930	$29,623,967
Diebold Inc.	1,168,802	33,790,066
Lexmark International Inc. Class A	1,114,100	37,244,363
NCR Corp.[a,b]	2,226,206	66,630,346

		167,288,742
TEXTILES, APPAREL & LUXURY GOODS — 1.11%
Carter’s Inc.	928,224	97,816,245
Deckers Outdoor Corp.[a,b]	583,230	34,941,309
Fossil Group Inc.[a,b]	744,411	33,066,737
Kate Spade & Co.[a,b]	2,304,153	58,801,984
Skechers U.S.A. Inc. Class Aa,b	2,350,613	71,576,166

		296,202,441
THRIFTS & MORTGAGE FINANCE — 0.66%
New York Community Bancorp. Inc.	8,740,426	138,972,773
Washington Federal Inc.	1,646,801	37,300,043

		176,272,816
TRADING COMPANIES & DISTRIBUTORS — 0.75%
GATX Corp.[b]	757,157	35,964,957
MSC Industrial Direct Co. Inc. Class A	865,094	66,015,323
NOW Inc.[a,b]	1,925,040	34,111,709
Watsco Inc.	463,170	62,407,526

		198,499,515
WATER UTILITIES — 0.38%
Aqua America Inc.	3,175,861	101,055,897

		101,055,897
WIRELESS TELECOMMUNICATION SERVICES — 0.19%
Telephone & Data Systems Inc.	1,700,243	51,160,312

		51,160,312

TOTAL COMMON STOCKS
(Cost: $26,186,897,527)		26,532,528,609

SHORT-TERM INVESTMENTS — 6.52%

MONEY MARKET FUNDS — 6.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,580,071,137	1,580,071,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	80,257,111	80,257,111

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	73,613,228	$73,613,228

		1,733,941,476

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,733,941,476)		1,733,941,476

TOTAL INVESTMENTS IN SECURITIES — 106.33%
(Cost: $27,920,839,003)		28,266,470,085
Other Assets, Less Liabilities — (6.33)%		(1,683,531,001)

NET ASSETS — 100.00%		$26,582,939,084

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	294	Jun. 2016	Chicago Mercantile	$42,371,280	$1,530,272

See notes to financial statements.

13

Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.10%
AAR Corp.	922,040	$21,455,871
Aerojet Rocketdyne Holdings Inc.[a,b]	1,799,669	29,478,578
Aerovironment Inc.[a,b]	575,297	16,292,411
American Science & Engineering Inc.	200,837	5,561,176
Cubic Corp.	610,615	24,400,175
Engility Holdings Inc.[a,b]	481,781	9,038,212
Moog Inc. Class Aa,b	932,198	42,582,805
National Presto Industries Inc.	135,766	11,369,045
TASER International Inc.[a,b]	1,501,153	29,467,633

		189,645,906
AIR FREIGHT & LOGISTICS — 0.73%
Atlas Air Worldwide Holdings Inc.[a]	688,497	29,102,768
Echo Global Logistics Inc.[a,b]	697,986	18,957,300
Forward Air Corp.	853,422	38,677,085
Hub Group Inc. Class Aa,b	977,616	39,876,957

		126,614,110
AIRLINES — 0.90%
Allegiant Travel Co.	366,060	65,180,644
Hawaiian Holdings Inc.[a,b]	1,327,680	62,653,219
SkyWest Inc.	1,428,820	28,562,112

		156,395,975
AUTO COMPONENTS — 1.07%
Dorman Products Inc.[a,b]	845,349	46,003,892
Drew Industries Inc.	681,160	43,907,574
Gentherm Inc.[a,b]	1,014,938	42,211,271
Motorcar Parts of America Inc.[a,b]	513,612	19,506,984
Standard Motor Products Inc.	551,261	19,101,194
Superior Industries International Inc.	646,536	14,275,515

		185,006,430
AUTOMOBILES — 0.10%
Winnebago Industries Inc.[b]	753,692	16,920,385

		16,920,385
BANKS — 8.45%
Ameris Bancorp.	777,346	22,993,895
Banc of California Inc.	1,252,798	21,923,965
Banner Corp.	568,686	23,907,559
BBCN Bancorp. Inc.	2,223,296	33,771,866
Boston Private Financial Holdings Inc.	2,333,179	26,714,900
Brookline Bancorp. Inc.	1,971,461	21,705,786
Cardinal Financial Corp.	902,830	18,372,590
Central Pacific Financial Corp.	877,006	19,092,421
City Holding Co.[b]	419,234	20,031,000
Columbia Banking System Inc.	1,613,242	48,268,201
Community Bank System Inc.	1,225,808	46,838,124
CVB Financial Corp.	2,763,772	48,227,821
First BanCorp./Puerto Rico[a]	3,250,680	9,491,986
First Commonwealth Financial Corp.	2,487,259	22,037,115
First Financial Bancorp.	1,722,466	31,314,432

Security	Shares	Value

First Financial Bankshares Inc.[b]	1,844,483	$54,559,807
First Midwest Bancorp. Inc./IL	2,188,442	39,435,725
First NBC Bank Holding Co.[a]	442,633	9,113,813
Glacier Bancorp. Inc.	2,125,584	54,032,345
Hanmi Financial Corp.	900,532	19,829,715
Home BancShares Inc./AR	1,706,107	69,865,082
Independent Bank Corp./Rockland MA	734,739	33,768,604
LegacyTexas Financial Group Inc.	1,225,133	24,073,863
MB Financial Inc.	1,919,273	62,280,409
National Penn Bancshares Inc.	3,898,056	44,599,413
NBT Bancorp. Inc.	1,205,300	32,482,835
OFG Bancorp.	1,230,149	8,598,741
Old National Bancorp./IN	3,193,971	38,934,506
Pinnacle Financial Partners Inc.	986,107	48,378,409
S&T Bancorp. Inc.	972,870	25,061,131
Simmons First National Corp. Class A	797,509	35,943,731
Southside Bancshares Inc.	650,790	16,966,095
Sterling Bancorp./DE	3,353,934	53,428,169
Talmer Bancorp. Inc. Class A	1,773,499	32,082,597
Texas Capital Bancshares Inc.[a,b]	1,281,941	49,200,896
Tompkins Financial Corp.	343,342	21,973,888
UMB Financial Corp.	1,176,117	60,722,921
United Bankshares Inc./WV	1,808,965	66,389,015
United Community Banks Inc./GA	1,702,298	31,441,444
Westamerica Bancorp.[b]	713,356	34,747,571
Wilshire Bancorp. Inc.	1,980,269	20,396,771
Wintrust Financial Corp.	1,352,894	59,987,320

		1,462,986,477
BIOTECHNOLOGY — 1.32%
Acorda Therapeutics Inc.[a,b]	1,278,361	33,812,649
AMAG Pharmaceuticals Inc.[a,b]	971,775	22,739,535
Emergent BioSolutions Inc.[a,b]	860,420	31,276,267
Enanta Pharmaceuticals Inc.[a,b]	370,655	10,886,137
Ligand Pharmaceuticals Inc.[a,b]	506,571	54,248,689
MiMedx Group Inc.[a,b]	2,742,361	23,968,235
Momenta Pharmaceuticals Inc.[a,b]	1,740,734	16,084,382
Repligen Corp.[a,b]	923,234	24,761,136
Spectrum Pharmaceuticals Inc.[a,b]	1,660,098	10,558,223

		228,335,253
BUILDING PRODUCTS — 1.73%
AAON Inc.	1,111,818	31,130,904
American Woodmark Corp.[a]	382,081	28,499,422
Apogee Enterprises Inc.	807,075	35,422,522
Gibraltar Industries Inc.[a]	830,975	23,765,885
Griffon Corp.[b]	1,061,436	16,399,186
PGT Inc.[a,b]	1,358,658	13,369,195
Quanex Building Products Corp.	955,734	16,591,542
Simpson Manufacturing Co. Inc.	1,146,880	43,776,410
Trex Co. Inc.[a,b]	863,485	41,386,836
Universal Forest Products Inc.	562,730	48,293,488

		298,635,390
CAPITAL MARKETS — 1.61%
Calamos Asset Management Inc. Class A	485,698	4,123,576
Evercore Partners Inc. Class A	1,079,557	55,867,075
Financial Engines Inc.[b]	1,446,230	45,455,009

14

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

Greenhill & Co. Inc.	775,068	$17,206,510
HFF Inc. Class A	965,865	26,590,264
Interactive Brokers Group Inc. Class A	1,626,559	63,956,300
INTL. FCStone Inc.[a,b]	434,055	11,602,290
Investment Technology Group Inc.	861,634	19,042,111
Piper Jaffray Companies[a,b]	417,697	20,701,063
Virtus Investment Partners Inc.	184,010	14,373,021

		278,917,219
CHEMICALS — 2.28%
A Schulman Inc.	819,375	22,303,387
American Vanguard Corp.	720,013	11,361,805
Balchem Corp.	880,985	54,638,690
Calgon Carbon Corp.	1,413,246	19,813,709
Chemours Co. (The)	5,067,956	35,475,692
Flotek Industries Inc.[a,b]	1,498,320	10,982,686
FutureFuel Corp.	636,918	7,509,263
Hawkins Inc.	266,171	9,606,111
HB Fuller Co.	1,396,424	59,278,199
Innophos Holdings Inc.	540,616	16,710,441
Innospec Inc.	670,867	29,088,793
Intrepid Potash Inc.[a]	1,621,954	1,800,369
Koppers Holdings Inc.[a]	575,140	12,923,396
Kraton Performance Polymers Inc.[a,b]	858,431	14,850,856
LSB Industries Inc.[a,b]	566,577	7,223,857
Quaker Chemical Corp.	369,055	31,318,007
Rayonier Advanced Materials Inc.	1,199,441	11,394,689
Stepan Co.	510,796	28,241,911
Tredegar Corp.	694,796	10,922,193

		395,444,054
COMMERCIAL SERVICES & SUPPLIES — 3.12%
ABM Industries Inc.	1,562,729	50,491,774
Brady Corp. Class A	1,304,880	35,022,979
Brink’s Co. (The)	1,365,799	45,877,188
Essendant Inc.	1,041,917	33,268,410
G&K Services Inc. Class A	555,895	40,719,309
Healthcare Services Group Inc.[b]	2,016,197	74,216,212
Interface Inc.	1,841,006	34,132,251
Matthews International Corp. Class A	922,385	47,475,156
Mobile Mini Inc.	1,245,972	41,141,996
Tetra Tech Inc.	1,637,832	48,840,150
U.S. Ecology Inc.	608,307	26,862,837
UniFirst Corp./MA	426,670	46,558,230
Viad Corp.	561,960	16,386,754

		540,993,246
COMMUNICATIONS EQUIPMENT — 1.94%
ADTRAN Inc.	1,375,968	27,822,073
Bel Fuse Inc. Class B	252,304	3,683,638
Black Box Corp.	432,937	5,831,661
CalAmp Corp.[a,b]	1,023,530	18,351,893
Comtech Telecommunications Corp.	452,078	10,565,063
Digi International Inc.[a]	724,115	6,828,404
Harmonic Inc.[a,b]	2,123,462	6,943,721
Ixia[a]	1,722,797	21,466,051
Lumentum Holdings Inc.[a]	1,320,848	35,623,270
NETGEAR Inc.[a]	905,810	36,567,550

Security	Shares	Value

Ruckus Wireless Inc.[a,b]	2,507,581	$24,599,370
ViaSat Inc.[a,b]	1,255,887	92,282,577
Viavi Solutions Inc.[a]	6,474,402	44,414,398

		334,979,669
CONSTRUCTION & ENGINEERING — 1.23%
Aegion Corp.[a,b]	989,131	20,860,773
Comfort Systems USA Inc.	1,045,826	33,225,892
Dycom Industries Inc.[a,b]	918,955	59,428,820
EMCOR Group Inc.	1,694,399	82,347,791
MYR Group Inc.[a]	545,325	13,693,111
Orion Marine Group Inc.[a,b]	776,195	4,020,690

		213,577,077
CONSTRUCTION MATERIALS — 0.37%
Headwaters Inc.[a,b]	2,068,291	41,034,894
U.S. Concrete Inc.[a,b]	386,435	23,023,797

		64,058,691
CONSUMER FINANCE — 0.95%
Cash America International Inc.	683,877	26,425,007
Encore Capital Group Inc.[a,b]	659,149	16,966,495
Enova International Inc.[a,b]	755,268	4,765,741
Ezcorp Inc. Class Aa,b	1,464,369	4,349,176
First Cash Financial Services Inc.[b]	789,152	36,348,341
Green Dot Corp. Class Aa,b	1,260,393	28,951,227
PRA Group Inc.[a,b]	1,291,463	37,956,098
World Acceptance Corp.[a,b]	236,467	8,966,829

		164,728,914
CONTAINERS & PACKAGING — 0.05%
Myers Industries Inc.	624,868	8,035,802

		8,035,802
DISTRIBUTORS — 0.32%
Core-Mark Holding Co. Inc.	646,523	52,730,416
VOXX International Corp.[a]	562,786	2,515,653

		55,246,069
DIVERSIFIED CONSUMER SERVICES — 0.39%
American Public Education Inc.[a,b]	448,306	9,248,553
Capella Education Co.	299,414	15,761,153
Career Education Corp.[a,b]	1,895,448	8,605,334
Regis Corp.[a,b]	1,069,628	16,247,649
Strayer Education Inc.[a,b]	307,932	15,011,685
Universal Technical Institute Inc.	603,749	2,602,158

		67,476,532
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.11%
8x8 Inc.[a,b]	2,472,322	24,871,559
Atlantic Tele-Network Inc.	300,893	22,816,716
Cincinnati Bell Inc.[a,b]	5,872,405	22,726,207
Cogent Communications Holdings Inc.	1,149,391	44,860,731
Consolidated Communications Holdings Inc.	1,410,236	36,327,679
General Communication Inc. Class Aa,b	820,555	15,032,568
Iridium Communications Inc.[a,b]	2,265,572	17,830,052
Lumos Networks Corp.[a]	643,445	8,261,834

		192,727,346

15

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

ELECTRIC UTILITIES — 0.72%
ALLETE Inc.	1,289,519	$72,303,331
El Paso Electric Co.	1,130,981	51,889,408

		124,192,739
ELECTRICAL EQUIPMENT — 1.12%
AZZ Inc.	721,882	40,858,521
Encore Wire Corp.	578,243	22,511,000
EnerSys	1,213,338	67,607,193
Franklin Electric Co. Inc.	1,069,440	34,403,885
General Cable Corp.	1,374,028	16,776,882
Powell Industries Inc.	247,889	7,389,571
Vicor Corp.[a,b]	465,762	4,881,186

		194,428,238
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.70%
Agilysys Inc.[a]	428,167	4,371,585
Anixter International Inc.[a,b]	792,216	41,282,376
Badger Meter Inc.[b]	406,212	27,017,160
Benchmark Electronics Inc.[a,b]	1,392,129	32,088,573
Checkpoint Systems Inc.[a]	1,165,202	11,791,844
Coherent Inc.[a,b]	675,926	62,117,599
CTS Corp.	910,270	14,327,650
Daktronics Inc.	1,079,515	8,528,168
DTS Inc./CAa,b	489,164	10,653,992
Electro Scientific Industries Inc.[a]	778,120	5,563,558
ePlus Inc.[a,b]	163,156	13,135,690
Fabrinet[a,b]	854,930	27,656,985
FARO Technologies Inc.[a,b]	465,266	14,986,218
II-VI Inc.[a,b]	1,472,164	31,960,680
Insight Enterprises Inc.[a,b]	1,037,142	29,703,747
Itron Inc.[a,b]	1,058,825	44,174,179
Littelfuse Inc.	624,125	76,836,029
Mercury Systems Inc.[a,b]	925,459	18,786,818
Methode Electronics Inc.	1,031,553	30,162,610
MTS Systems Corp.	412,575	25,105,189
Newport Corp.[a]	1,080,822	24,858,906
OSI Systems Inc.[a,b]	514,281	33,680,263
Park Electrochemical Corp.	567,192	9,080,744
Plexus Corp.[a,b]	932,544	36,854,139
QLogic Corp.[a,b]	2,314,899	31,112,243
Rofin-Sinar Technologies Inc.[a,b]	796,693	25,669,448
Rogers Corp.[a,b]	502,158	30,064,199
Sanmina Corp.[a]	2,156,329	50,414,972
ScanSource Inc.[a,b]	732,578	29,581,500
TTM Technologies Inc.[a,b]	1,801,240	11,978,246

		813,545,310
ENERGY EQUIPMENT & SERVICES — 1.46%
Archrock Inc.	1,942,594	15,540,752
Atwood Oceanics Inc.[b]	1,624,555	14,897,169
Basic Energy Services Inc.[a,b]	1,108,625	3,059,805
Bristow Group Inc.	977,312	18,490,743
CARBO Ceramics Inc.[b]	552,262	7,842,120
Era Group Inc.[a,b]	547,692	5,137,351
Exterran Corp.[a]	985,434	15,234,810

Security	Shares	Value

Geospace Technologies Corp.[a,b]	373,562	$4,609,755
Gulf Island Fabrication Inc.	374,695	2,941,356
Gulfmark Offshore Inc. Class Aa,b	717,931	4,429,634
Helix Energy Solutions Group Inc.[a,b]	2,796,971	15,663,038
Hornbeck Offshore Services Inc.[a,b]	895,724	8,894,539
Matrix Service Co.[a,b]	752,072	13,311,675
Newpark Resources Inc.[a,b]	2,348,390	10,145,045
Pioneer Energy Services Corp.[a,b]	1,799,860	3,959,692
SEACOR Holdings Inc.[a,b]	441,404	24,034,448
Tesco Corp.	1,096,035	9,436,861
TETRA Technologies Inc.[a,b]	2,236,782	14,203,566
Tidewater Inc.[b]	1,317,099	8,995,786
U.S. Silica Holdings Inc.[b]	1,735,910	39,439,875
Unit Corp.[a,b]	1,425,627	12,559,774

		252,827,794
FOOD & STAPLES RETAILING — 0.32%
Andersons Inc. (The)	734,501	23,070,676
SpartanNash Co.	1,041,905	31,580,141

		54,650,817
FOOD PRODUCTS — 1.67%
B&G Foods Inc.	1,733,139	60,330,569
Cal-Maine Foods Inc.[b]	866,731	44,992,006
Calavo Growers Inc.	412,993	23,565,381
Darling Ingredients Inc.[a]	4,586,361	60,402,374
J&J Snack Foods Corp.	412,431	44,658,029
Sanderson Farms Inc.[b]	555,007	50,050,531
Seneca Foods Corp. Class Aa,b	167,338	5,813,322

		289,812,212
GAS UTILITIES — 2.32%
Laclede Group Inc. (The)	1,212,977	82,179,192
Northwest Natural Gas Co.	766,553	41,278,879
Piedmont Natural Gas Co. Inc.	2,269,332	135,774,134
South Jersey Industries Inc.	1,929,383	54,890,946
Southwest Gas Corp.	1,325,579	87,289,377

		401,412,528
HEALTH CARE EQUIPMENT & SUPPLIES — 4.17%
Abaxis Inc.	594,826	26,999,152
Analogic Corp.	347,048	27,420,263
AngioDynamics Inc.[a]	741,971	9,118,824
Anika Therapeutics Inc.[a,b]	401,336	17,947,746
Cantel Medical Corp.	1,001,975	71,500,936
CONMED Corp.	720,232	30,206,530
CryoLife Inc.	713,967	7,675,145
Cynosure Inc. Class Aa,b	642,321	28,339,203
Greatbatch Inc.[a,b]	705,396	25,140,313
Haemonetics Corp.[a,b]	1,420,574	49,691,679
ICU Medical Inc.[a,b]	405,354	42,197,351
Inogen Inc.[a,b]	401,096	18,041,298
Integra LifeSciences Holdings Corp.[a,b]	806,275	54,310,684
Invacare Corp.	849,032	11,181,751
Masimo Corp.[a]	1,244,304	52,061,679
Meridian Bioscience Inc.[b]	1,176,425	24,246,119
Merit Medical Systems Inc.[a,b]	1,237,643	22,884,019
Natus Medical Inc.[a,b]	926,405	35,601,744
Neogen Corp.[a,b]	1,046,107	52,671,488

16

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

NuVasive Inc.[a]	1,388,116	$67,531,843
SurModics Inc.[a,b]	366,219	6,742,092
Vascular Solutions Inc.[a,b]	483,932	15,742,308
Zeltiq Aesthetics Inc.[a,b]	894,441	24,293,018

		721,545,185
HEALTH CARE PROVIDERS & SERVICES — 3.43%
Aceto Corp.	827,682	19,500,188
Adeptus Health Inc. Class Aa,b	334,528	18,579,685
Air Methods Corp.[a,b]	960,601	34,792,968
Almost Family Inc.[a,b]	242,240	9,021,018
Amedisys Inc.[a,b]	790,763	38,225,483
AMN Healthcare Services Inc.[a,b]	1,335,964	44,901,750
Chemed Corp.	474,501	64,271,160
CorVel Corp.[a]	283,684	11,182,823
Cross Country Healthcare Inc.[a,b]	911,596	10,601,862
Diplomat Pharmacy Inc.[a]	989,755	27,119,287
Ensign Group Inc. (The)	1,318,164	29,843,233
ExamWorks Group Inc.[a,b]	1,089,753	32,213,099
HealthEquity Inc.[a,b]	982,530	24,239,015
Healthways Inc.[a,b]	876,394	8,842,815
Kindred Healthcare Inc.	2,341,976	28,923,404
Landauer Inc.	268,442	8,877,377
LHC Group Inc.[a]	361,407	12,851,633
Magellan Health Inc.[a,b]	681,201	46,273,984
PharMerica Corp.[a,b]	853,249	18,865,335
Providence Service Corp. (The)[a,b]	351,679	17,960,247
Select Medical Holdings Corp.	2,934,706	34,658,878
Surgical Care Affiliates Inc.[a,b]	755,360	34,958,061
U.S. Physical Therapy Inc.	350,392	17,424,994

		594,128,299
HEALTH CARE TECHNOLOGY — 0.99%
Computer Programs & Systems Inc.[b]	296,468	15,451,912
HealthStream Inc.[a,b]	679,208	15,003,705
HMS Holdings Corp.[a,b]	2,347,450	33,685,908
Medidata Solutions Inc.[a,b]	1,574,499	60,948,856
Omnicell Inc.[a,b]	1,001,407	27,909,213
Quality Systems Inc.	1,239,385	18,888,227

		171,887,821
HOTELS, RESTAURANTS & LEISURE — 3.22%
Belmond Ltd.[a,b]	2,433,345	23,092,444
Biglari Holdings Inc.[a,b]	29,501	10,965,817
BJ’s Restaurants Inc.[a,b]	552,362	22,961,688
Bob Evans Farms Inc./DE	553,397	25,838,106
Boyd Gaming Corp.[a,b]	2,247,953	46,442,709
DineEquity Inc.	465,892	43,528,290
Interval Leisure Group Inc.[b]	1,090,802	15,751,181
Marcus Corp. (The)	530,206	10,047,404
Marriott Vacations Worldwide Corp.	701,186	47,330,055
Monarch Casino & Resort Inc.[a]	301,035	5,858,141
Papa John’s International Inc.	780,152	42,276,437
Pinnacle Entertainment Inc.[a]	1,155,634	40,562,753
Popeyes Louisiana Kitchen Inc.[a,b]	627,352	32,659,945
Red Robin Gourmet Burgers Inc.[a,b]	380,958	24,560,362
Ruby Tuesday Inc.[a,b]	1,733,308	9,325,197
Ruth’s Hospitality Group Inc.	942,375	17,349,124
Scientific Games Corp. Class Aa,b	1,399,648	13,198,681

Security	Shares	Value

Sonic Corp.	1,372,307	$48,250,314
Texas Roadhouse Inc.	1,762,068	76,790,923

		556,789,571
HOUSEHOLD DURABLES — 1.68%
Ethan Allen Interiors Inc.[b]	715,289	22,760,496
Helen of Troy Ltd.[a,b]	790,118	81,927,335
Installed Building Products Inc.[a,b]	465,250	12,380,303
iRobot Corp.[a,b]	810,241	28,601,507
La-Z-Boy Inc.	1,394,048	37,276,844
M/I Homes Inc.[a,b]	688,249	12,835,844
Meritage Homes Corp.[a,b]	1,033,850	37,694,171
TopBuild Corp.[a,b]	1,057,506	31,450,228
Universal Electronics Inc.[a,b]	405,210	25,118,968

		290,045,696
HOUSEHOLD PRODUCTS — 0.35%
Central Garden & Pet Co.[a]	280,989	4,591,360
Central Garden & Pet Co. Class Aa,b	920,287	14,991,475
WD-40 Co.	374,147	40,411,618

		59,994,453
INSURANCE — 2.80%
American Equity Investment Life Holding Co.	2,130,977	35,800,414
AMERISAFE Inc.	534,610	28,088,409
eHealth Inc.[a]	471,008	4,422,765
Employers Holdings Inc.	893,459	25,141,936
HCI Group Inc.[b]	250,145	8,329,829
Horace Mann Educators Corp.	1,120,041	35,494,099
Infinity Property & Casualty Corp.	306,398	24,665,039
Navigators Group Inc. (The)[a,b]	306,729	25,725,361
ProAssurance Corp.	1,482,748	75,027,049
RLI Corp.	1,000,979	66,925,456
Safety Insurance Group Inc.	391,970	22,365,808
Selective Insurance Group Inc.	1,608,216	58,876,788
Stewart Information Services Corp.	620,588	22,514,933
United Fire Group Inc.	592,042	25,943,280
United Insurance Holdings Corp.	501,072	9,625,593
Universal Insurance Holdings Inc.[b]	889,672	15,836,162

		484,782,921
INTERNET & CATALOG RETAIL — 0.28%
Blue Nile Inc.[b]	326,314	8,389,533
FTD Companies Inc.[a,b]	512,940	13,464,675
NutriSystem Inc.	821,560	17,145,957
PetMed Express Inc.	563,621	10,094,452

		49,094,617
INTERNET SOFTWARE & SERVICES — 0.92%
Blucora Inc.[a,b]	1,146,597	5,916,441
DHI Group Inc.[a,b]	1,162,818	9,383,941
Liquidity Services Inc.[a,b]	690,686	3,577,753
LivePerson Inc.[a,b]	1,380,130	8,073,760
LogMeIn Inc.[a,b]	701,341	35,389,667
Monster Worldwide Inc.[a,b]	2,505,904	8,169,247
NIC Inc.	1,706,187	30,762,552
QuinStreet Inc.[a,b]	1,017,737	3,480,661
Stamps.com Inc.[a,b]	420,215	44,660,450
XO Group Inc.[a,b]	660,730	10,604,716

		160,019,188

17

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

IT SERVICES — 2.53%
CACI International Inc. Class Aa	677,493	$72,288,503
Cardtronics Inc.[a,b]	1,262,627	45,441,946
CIBER Inc.[a,b]	2,039,455	4,303,250
CSG Systems International Inc.	913,495	41,253,434
ExlService Holdings Inc.[a]	925,864	47,959,755
Forrester Research Inc.	278,150	9,348,621
Heartland Payment Systems Inc.	1,033,408	99,796,210
ManTech International Corp./VA Class A	685,844	21,940,150
Perficient Inc.[a,b]	1,005,305	21,835,225
Sykes Enterprises Inc.[a]	1,087,954	32,834,452
TeleTech Holdings Inc.	460,044	12,770,821
Virtusa Corp.[a,b]	758,186	28,401,648

		438,174,015
LEISURE PRODUCTS — 0.38%
Arctic Cat Inc.[b]	367,063	6,166,658
Callaway Golf Co.	2,620,712	23,900,894
Sturm Ruger & Co. Inc.	529,371	36,198,389

		66,265,941
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Affymetrix Inc.[a,b]	2,234,552	31,306,074
Albany Molecular Research Inc.[a,b]	753,249	11,517,177
Cambrex Corp.[a,b]	888,487	39,093,428
Luminex Corp.[a,b]	1,073,580	20,827,452

		102,744,131
MACHINERY — 4.14%
Actuant Corp. Class A	1,645,791	40,667,496
Albany International Corp. Class A	804,798	30,252,357
Astec Industries Inc.	526,840	24,587,623
Barnes Group Inc.	1,415,475	49,584,089
Briggs & Stratton Corp.	1,205,805	28,842,856
Chart Industries Inc.[a,b]	852,813	18,523,098
CIRCOR International Inc.[b]	457,884	21,241,239
EnPro Industries Inc.	613,207	35,369,780
ESCO Technologies Inc.	721,676	28,130,931
Federal Signal Corp.	1,744,890	23,137,241
Greenbrier Companies Inc. (The)[b]	728,188	20,127,116
Harsco Corp.	2,237,352	12,193,568
Hillenbrand Inc.	1,760,100	52,714,995
John Bean Technologies Corp.	816,812	46,076,365
Lindsay Corp.[b]	311,205	22,285,390
Lydall Inc.[a,b]	479,183	15,583,031
Mueller Industries Inc.	1,596,917	46,981,298
Proto Labs Inc.[a,b]	658,810	50,787,663
SPX Corp.	1,169,170	17,560,933
SPX FLOW Inc.[a,b]	1,163,366	29,177,219
Standex International Corp.	358,636	27,905,467
Tennant Co.	493,272	25,393,643
Titan International Inc.	1,219,764	6,562,330
Watts Water Technologies Inc. Class A	783,691	43,204,885

		716,890,613

Security	Shares	Value

MARINE — 0.28%
Matson Inc.	1,213,740	$48,755,936

		48,755,936
MEDIA — 0.71%
EW Scripps Co. (The) Class A	1,490,314	23,233,995
Gannett Co. Inc.	3,243,039	49,099,611
Harte-Hanks Inc.	1,314,057	3,324,564
Scholastic Corp.	748,787	27,982,170
Sizmek Inc.[a,b]	548,061	1,589,377
World Wrestling Entertainment Inc. Class Ab	958,194	16,921,706

		122,151,423
METALS & MINING — 0.94%
AK Steel Holding Corp.[a,b]	4,973,213	20,539,370
Century Aluminum Co.[a,b]	1,380,858	9,735,049
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Haynes International Inc.	347,797	12,694,590
Kaiser Aluminum Corp.	502,769	42,504,091
Materion Corp.	558,532	14,789,927
Olympic Steel Inc.	255,392	4,420,836
Stillwater Mining Co.[a,b]	3,382,398	36,022,539
SunCoke Energy Inc.	1,788,648	11,626,212
TimkenSteel Corp.	1,061,559	9,660,187

		161,996,291
MULTI-UTILITIES — 0.89%
Avista Corp.	1,745,749	71,191,644
NorthWestern Corp.	1,345,794	83,102,780

		154,294,424
MULTILINE RETAIL — 0.14%
Fred’s Inc. Class A	982,425	14,647,957
Tuesday Morning Corp.[a,b]	1,243,117	10,168,697

		24,816,654
OIL, GAS & CONSUMABLE FUELS — 1.16%
Bill Barrett Corp.[a,b]	1,394,080	8,671,178
Bonanza Creek Energy Inc.[a,b]	1,156,740	1,839,217
Carrizo Oil & Gas Inc.[a,b]	1,515,772	46,867,670
Cloud Peak Energy Inc.[a,b]	1,708,396	3,331,372
Contango Oil & Gas Co.[a,b]	493,804	5,821,949
Green Plains Inc.	1,010,261	16,123,765
Northern Oil and Gas Inc.[a,b]	1,475,194	5,886,024
PDC Energy Inc.[a,b]	1,268,064	75,386,405
REX American Resources Corp.[a,b]	161,496	8,958,183
Rex Energy Corp.[a,b]	1,387,821	1,066,263
Stone Energy Corp.[a,b]	1,615,498	1,276,243
Synergy Resources Corp.[a,b]	3,206,466	24,914,241

		200,142,510
PAPER & FOREST PRODUCTS — 1.03%
Boise Cascade Co.[a,b]	1,084,743	22,475,875
Clearwater Paper Corp.[a,b]	487,642	23,655,513
Deltic Timber Corp.[b]	299,423	18,010,294
KapStone Paper and Packaging Corp.	2,396,760	33,195,126

18

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

Neenah Paper Inc.	467,939	$29,788,997
PH Glatfelter Co.	1,214,148	25,169,288
Schweitzer-Mauduit International Inc.	853,555	26,869,911

		179,165,004
PERSONAL PRODUCTS — 0.13%
Inter Parfums Inc.	475,230	14,684,607
Medifast Inc.	260,433	7,862,472

		22,547,079
PHARMACEUTICALS — 1.93%
ANI Pharmaceuticals Inc.[a,b]	212,434	7,150,528
Depomed Inc.[a,b]	1,591,361	22,167,659
Impax Laboratories Inc.[a,b]	1,906,508	61,046,386
Lannett Co. Inc.[a,b]	777,974	13,949,074
Medicines Co. (The)[a,b]	1,939,964	61,632,656
Nektar Therapeutics[a,b]	3,797,818	52,219,997
Phibro Animal Health Corp.	516,825	13,974,948
Prestige Brands Holdings Inc.[a,b]	1,473,612	78,676,145
Sagent Pharmaceuticals Inc.[a,b]	669,286	8,145,211
Supernus Pharmaceuticals Inc.[a,b]	957,183	14,597,041

		333,559,645
PROFESSIONAL SERVICES — 1.75%
CDI Corp.	420,868	2,643,051
Exponent Inc.	718,685	36,660,122
Heidrick & Struggles International Inc.	482,467	11,434,468
Insperity Inc.[b]	451,556	23,358,992
Kelly Services Inc. Class A	832,666	15,920,574
Korn/Ferry International	1,600,427	45,276,080
Navigant Consulting Inc.[a,b]	1,327,550	20,988,565
On Assignment Inc.[a]	1,337,668	49,386,703
Resources Connection Inc.	1,036,785	16,132,375
TrueBlue Inc.[a,b]	1,174,509	30,713,410
WageWorks Inc.[a,b]	1,004,158	50,820,436

		303,334,776
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.29%
Acadia Realty Trust[b]	1,968,326	69,147,292
Agree Realty Corp.[b]	536,806	20,650,927
American Assets Trust Inc.	1,103,220	44,040,542
Capstead Mortgage Corp.[b]	2,681,443	26,519,471
CareTrust REIT Inc.[b]	1,583,515	20,110,641
Cedar Realty Trust Inc.[b]	2,097,127	15,162,228
Chesapeake Lodging Trust[b]	1,678,678	44,417,820
CoreSite Realty Corp.[b]	845,701	59,207,527
Cousins Properties Inc.[b]	5,611,513	58,247,505
DiamondRock Hospitality Co.[b]	5,608,018	56,753,142
EastGroup Properties Inc.[b]	898,148	54,221,195
Education Realty Trust Inc.[b]	1,765,986	73,465,018
Four Corners Property Trust Inc.[b]	1,508,092	27,070,251
Franklin Street Properties Corp.[b]	2,491,970	26,439,802
GEO Group Inc. (The)[b]	2,060,356	71,432,543
Getty Realty Corp.[b]	733,517	14,545,642
Government Properties Income Trust[b]	1,710,651	30,535,120
Kite Realty Group Trust[b]	2,330,035	64,565,270
Lexington Realty Trust[b]	5,914,446	50,864,236
LTC Properties Inc.[b]	1,048,178	47,419,573
Medical Properties Trust Inc.[b]	6,643,756	86,235,953

Security	Shares	Value

Parkway Properties Inc./Mdb	2,277,137	$35,659,965
Pennsylvania REIT[b]	1,935,208	42,284,295
PS Business Parks Inc.[b]	543,769	54,654,222
Retail Opportunity Investments Corp.[b]	2,782,196	55,977,784
Sabra Health Care REIT Inc.[b]	1,821,494	36,593,814
Saul Centers Inc.[b]	319,050	16,916,031
Summit Hotel Properties Inc.[b]	2,427,117	29,052,590
Universal Health Realty Income Trust[b]	278,016	15,638,400
Urstadt Biddle Properties Inc. Class Ab	650,707	13,632,312

		1,261,461,111
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Forestar Group Inc.[a,b]	950,157	12,390,047
RE/MAX Holdings Inc. Class A	491,059	16,843,324

		29,233,371
ROAD & RAIL — 0.81%
ArcBest Corp.	679,755	14,675,911
Celadon Group Inc.	777,648	8,149,751
Heartland Express Inc.[b]	1,652,528	30,654,394
Knight Transportation Inc.	1,712,586	44,784,124
Marten Transport Ltd.	667,302	12,491,893
Roadrunner Transportation Systems Inc.[a,b]	842,703	10,500,079
Saia Inc.[a,b]	698,886	19,673,641

		140,929,793
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.33%
Advanced Energy Industries Inc.[a,b]	1,113,473	38,737,726
Brooks Automation Inc.	1,913,207	19,897,353
Cabot Microelectronics Corp.[b]	667,338	27,300,798
CEVA Inc.[a,b]	572,052	12,871,170
Cirrus Logic Inc.[a,b]	1,763,340	64,203,209
Cohu Inc.	698,532	8,298,560
Diodes Inc.[a,b]	1,077,292	21,653,569
DSP Group Inc.[a]	609,225	5,556,132
Exar Corp.[a,b]	1,359,855	7,819,166
Kopin Corp.[a]	1,772,230	2,941,902
Kulicke & Soffa Industries Inc.[a,b]	1,967,546	22,272,621
MKS Instruments Inc.	1,487,899	56,019,397
Monolithic Power Systems Inc.	1,033,153	65,749,857
Nanometrics Inc.[a,b]	680,034	10,771,739
Power Integrations Inc.	802,502	39,852,249
Rambus Inc.[a,b]	3,059,761	42,071,714
Rudolph Technologies Inc.[a,b]	864,896	11,814,479
Semtech Corp.[a,b]	1,813,334	39,875,215
Tessera Technologies Inc.	1,321,184	40,956,704
Ultratech Inc.[a,b]	743,168	16,230,789
Veeco Instruments Inc.[a,b]	1,118,201	21,782,555

		576,676,904
SOFTWARE — 2.86%
Blackbaud Inc.	1,312,090	82,517,340
Bottomline Technologies de Inc.[a,b]	1,059,017	32,289,428
Ebix Inc.[b]	718,245	29,297,213
Epiq Systems Inc.	905,592	13,601,992
Interactive Intelligence Group Inc.[a,b]	492,275	17,928,655
MicroStrategy Inc. Class Aa,b	261,697	47,032,185
Monotype Imaging Holdings Inc.	1,118,449	26,753,300
Progress Software Corp.[a]	1,422,414	34,308,626

19

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

Qualys Inc.[a,b]	675,100	$17,086,781
Rovi Corp.[a,b]	2,309,019	47,357,980
Synchronoss Technologies Inc.[a,b]	1,116,684	36,113,561
Take-Two Interactive Software Inc.[a,b]	2,369,085	89,243,432
Tangoe Inc.[a,b]	1,048,620	8,273,612
VASCO Data Security International Inc.[a,b]	841,445	12,958,253

		494,762,358
SPECIALTY RETAIL — 4.56%
Asbury Automotive Group Inc.[a,b]	691,057	41,352,851
Barnes & Noble Education Inc.[a,b]	1,096,599	10,746,670
Barnes & Noble Inc.	1,692,509	20,919,411
Big 5 Sporting Goods Corp.	513,641	5,706,552
Buckle Inc. (The)[b]	778,914	26,381,817
Caleres Inc.	1,220,997	34,542,005
Cato Corp. (The) Class A	730,949	28,178,084
Children’s Place Inc. (The)	557,842	46,563,072
Express Inc.[a,b]	2,005,335	42,934,222
Finish Line Inc. (The) Class A	1,239,625	26,156,088
Five Below Inc.[a,b]	1,523,806	62,994,140
Francesca’s Holdings Corp.[a,b]	1,165,201	22,325,251
Genesco Inc.[a,b]	617,199	44,592,628
Group 1 Automotive Inc.	621,535	36,477,889
Haverty Furniture Companies Inc.	560,745	11,865,364
Hibbett Sports Inc.[a,b]	636,890	22,864,351
Kirkland’s Inc.	431,414	7,554,059
Lithia Motors Inc. Class A	647,450	56,541,809
Lumber Liquidators Holdings Inc.[a,b]	757,856	9,943,071
MarineMax Inc.[a,b]	675,401	13,150,058
Monro Muffler Brake Inc.[b]	899,370	64,277,974
Outerwall Inc.[b]	465,277	17,210,596
Rent-A-Center Inc./TX	1,483,891	23,519,672
Select Comfort Corp.[a,b]	1,359,137	26,353,666
Sonic Automotive Inc. Class A	810,810	14,983,769
Stage Stores Inc.[b]	851,030	6,859,302
Stein Mart Inc.	824,177	6,041,217
Tailored Brands Inc.	1,352,207	24,204,505
Vitamin Shoppe Inc.[a,b]	720,773	22,315,132
Zumiez Inc.[a,b]	559,624	11,147,710

		788,702,935
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.80%
Cray Inc.[a,b]	1,136,751	47,641,234
Electronics For Imaging Inc.[a,b]	1,316,921	55,824,281
Super Micro Computer Inc.[a,b]	1,027,519	35,017,848

		138,483,363
TEXTILES, APPAREL & LUXURY GOODS — 1.75%
Crocs Inc.[a,b]	2,043,907	19,662,385
G-III Apparel Group Ltd.[a,b]	1,119,508	54,732,746
Iconix Brand Group Inc.[a,b]	1,348,245	10,853,372
Movado Group Inc.	459,685	12,655,128
Oxford Industries Inc.	407,768	27,414,243
Perry Ellis International Inc.[a]	331,735	6,107,242
Steven Madden Ltd.[a,b]	1,553,753	57,551,011

Security	Shares	Value

Tumi Holdings Inc.[a]	1,562,856	$41,915,798
Unifi Inc.[a,b]	421,508	9,656,748
Vera Bradley Inc.[a,b]	572,044	11,635,375
Wolverine World Wide Inc.	2,790,788	51,406,315

		303,590,363
THRIFTS & MORTGAGE FINANCE — 1.50%
Astoria Financial Corp.	2,549,940	40,391,050
Bank Mutual Corp.	1,186,606	8,982,607
BofI Holding Inc.[a,b]	1,602,749	34,202,664
Dime Community Bancshares Inc.	858,428	15,125,501
LendingTree Inc.[a,b]	192,898	18,861,566
Northfield Bancorp. Inc.	1,095,092	18,003,313
Northwest Bancshares Inc.[b]	2,843,648	38,417,685
Oritani Financial Corp.	1,057,470	17,945,266
Provident Financial Services Inc.	1,654,638	33,407,141
TrustCo Bank Corp. NY	2,660,019	16,119,715
Walker & Dunlop Inc.[a,b]	759,689	18,437,652

		259,894,160
TOBACCO — 0.21%
Universal Corp./VA	634,745	36,059,863

		36,059,863
TRADING COMPANIES & DISTRIBUTORS — 0.55%
Applied Industrial Technologies Inc.	1,096,759	47,599,341
DXP Enterprises Inc.[a,b]	356,121	6,253,485
Kaman Corp.	754,866	32,225,229
Veritiv Corp.[a,b]	229,189	8,539,582

		94,617,637
WATER UTILITIES — 0.44%
American States Water Co.	1,020,455	40,165,109
California Water Service Group	1,337,689	35,743,050

		75,908,159
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Spok Holdings Inc.	580,150	10,158,426

		10,158,426

TOTAL COMMON STOCKS (Cost: $16,296,346,118)		17,285,198,819

SHORT-TERM INVESTMENTS — 10.94%

MONEY MARKET FUNDS — 10.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,794,081,805	1,794,081,805
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	91,127,431	91,127,431

20

Schedule of Investments  (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2016

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	7,771,117	$7,771,117

		1,892,980,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,892,980,353)		1,892,980,353

TOTAL INVESTMENTS IN SECURITIES — 110.79%
(Cost: $18,189,326,471)		19,178,179,172
Other Assets, Less Liabilities — (10.79)%		(1,867,146,329)

NET ASSETS — 100.00%		$17,311,032,843

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	156	Jun. 2016	ICE Markets Equity	$17,309,760	$700,183

See notes to financial statements.

21

Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.60%

AEROSPACE & DEFENSE — 2.33%
AAR Corp.	5,563	$129,451
Aerojet Rocketdyne Holdings Inc.[a]	10,874	178,116
Aerovironment Inc.[a]	3,433	97,223
Air Industries Group	1,409	8,553
American Science & Engineering Inc.	1,303	36,080
API Technologies Corp.[a]	3,990	7,860
Arotech Corp.[a,b]	3,707	9,008
Astronics Corp.[a]	3,274	124,903
Astrotech Corp.[a,b]	2,493	5,210
B/E Aerospace Inc.	17,545	809,175
Boeing Co. (The)	105,238	13,358,912
BWX Technologies Inc.	17,961	602,771
CPI Aerostructures Inc.[a]	1,272	9,324
Cubic Corp.	3,738	149,370
Curtiss-Wright Corp.	7,731	585,005
DigitalGlobe Inc.[a]	10,957	189,556
Ducommun Inc.[a]	1,739	26,520
Engility Holdings Inc.[a,b]	2,979	55,886
Erickson Inc.[a,b]	842	1,389
Esterline Technologies Corp.[a]	4,929	315,801
General Dynamics Corp.	49,517	6,505,048
HEICO Corp.	3,234	194,460
HEICO Corp. Class A	6,097	290,217
Hexcel Corp.	15,877	693,984
Honeywell International Inc.	130,060	14,573,223
Huntington Ingalls Industries Inc.	7,902	1,082,100
Innovative Solutions & Support Inc.[a]	2,621	6,893
Keyw Holding Corp. (The)[a,b]	6,973	46,301
KLX Inc.[a]	8,835	283,957
Kratos Defense & Security Solutions Inc.[a]	7,956	39,382
L-3 Communications Holdings Inc.	13,235	1,568,348
LMI Aerospace Inc.[a]	2,250	19,148
Lockheed Martin Corp.	44,421	9,839,251
Micronet Enertec Technologies Inc.[a]	1,498	3,146
Moog Inc. Class Aa	5,592	255,443
National Presto Industries Inc.	811	67,913
Northrop Grumman Corp.	30,652	6,066,031
Orbital ATK Inc.	9,835	855,055
Raytheon Co.	50,574	6,201,890
Rockwell Collins Inc.	22,128	2,040,423
SIFCO Industries Inc.[a]	493	4,580
Sparton Corp.[a,b]	1,481	26,643
Spirit AeroSystems Holdings Inc. Class Aa	21,270	964,807
TASER International Inc.[a,b]	8,974	176,160
Tel-Instrument Electronics Corp.[a]	226	956
Teledyne Technologies Inc.[a]	6,030	531,484
Textron Inc.	46,030	1,678,254
TransDigm Group Inc.[a]	9,151	2,016,331
Triumph Group Inc.	8,214	258,577
United Technologies Corp.	131,454	13,158,545
Vectrus Inc.[a]	1,756	39,949

		86,188,612
AIR FREIGHT & LOGISTICS — 0.65%
Air T Inc.[a]	253	6,113
Air Transport Services Group Inc.[a]	8,756	134,667

Security	Shares	Value

Atlas Air Worldwide Holdings Inc.[a]	4,111	$173,772
CH Robinson Worldwide Inc.	24,108	1,789,537
Echo Global Logistics Inc.[a]	4,258	115,647
Expeditors International of Washington Inc.	30,763	1,501,542
FedEx Corp.	43,414	7,064,326
Forward Air Corp.	5,260	238,383
Hub Group Inc. Class Aa	6,074	247,758
Park-Ohio Holdings Corp.	1,502	64,316
Radiant Logistics Inc.[a,b]	5,478	19,556
United Parcel Service Inc. Class B	116,579	12,295,587
XPO Logistics Inc.[a,b]	14,958	459,211

		24,110,415
AIRLINES — 0.64%
Alaska Air Group Inc.	21,242	1,742,269
Allegiant Travel Co.	2,239	398,676
American Airlines Group Inc.	102,123	4,188,064
Delta Air Lines Inc.	131,827	6,417,338
Hawaiian Holdings Inc.[a]	7,946	374,972
JetBlue Airways Corp.[a]	54,583	1,152,793
SkyWest Inc.	8,575	171,414
Southwest Airlines Co.	108,044	4,840,371
Spirit Airlines Inc.[a,b]	11,998	575,664
United Continental Holdings Inc.[a]	60,883	3,644,457
Virgin America Inc.[a]	3,116	120,153

		23,626,171
AUTO COMPONENTS — 0.50%
American Axle & Manufacturing Holdings Inc.[a]	12,755	196,299
Autoliv Inc.[b]	14,857	1,760,257
BorgWarner Inc.	36,930	1,418,112
Clean Diesel Technologies Inc.[a,b]	4,229	3,045
Cooper Tire & Rubber Co.	8,752	323,999
Cooper-Standard Holding Inc.[a,b]	2,982	214,227
Dana Holding Corp.	25,640	361,268
Delphi Automotive PLC	47,085	3,532,317
Dorman Products Inc.[a,b]	5,265	286,521
Drew Industries Inc.	4,038	260,289
Federal-Mogul Holdings Corp.[a,b]	5,359	52,947
Fox Factory Holding Corp.[a]	3,008	47,556
Fuel Systems Solutions Inc.[a]	1,851	10,236
Gentex Corp.	49,029	769,265
Gentherm Inc.[a,b]	6,134	255,113
Goodyear Tire & Rubber Co. (The)	45,224	1,491,487
Horizon Global Corp.[a]	3,146	39,577
Johnson Controls Inc.	109,872	4,281,712
Lear Corp.	12,668	1,408,302
Metaldyne Performance Group Inc.	2,168	36,444
Modine Manufacturing Co.[a]	7,412	81,606
Motorcar Parts of America Inc.[a,b]	3,115	118,308
Shiloh Industries Inc.[a]	1,678	8,608
Spartan Motors Inc.	5,866	23,171
Standard Motor Products Inc.	3,283	113,756
Stoneridge Inc.[a]	4,509	65,651
Strattec Security Corp.	647	37,131
Superior Industries International Inc.	3,905	86,222
Sypris Solutions Inc.[a]	3,253	3,090
Tenneco Inc.[a,b]	9,676	498,411
Tower International Inc.	3,478	94,602

22

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Unique Fabricating Inc.	593	$7,324
UQM Technologies Inc.[a]	7,249	4,147
Visteon Corp.[b]	6,429	511,684
Workhorse Group Inc.[b]	2,916	26,740

		18,429,424
AUTOMOBILES — 0.61%
Ford Motor Co.	658,733	8,892,896
General Motors Co.	238,005	7,480,497
Harley-Davidson Inc.	31,154	1,599,135
Tesla Motors Inc.[a,b]	17,242	3,961,694
Thor Industries Inc.	7,722	492,432
Winnebago Industries Inc.	4,583	102,888

		22,529,542
BANKS — 5.33%
1st Century Bancshares Inc.[a]	1,382	15,161
1st Constitution Bancorp.[a]	1,024	12,964
1st Source Corp.	2,655	84,535
Access National Corp.	1,098	21,773
ACNB Corp.	1,018	22,783
Allegiance Bancshares Inc.[a,b]	572	10,508
American National Bankshares Inc.	1,416	35,867
American River Bankshares[a]	1,087	11,044
Ameris Bancorp.	4,459	131,897
AmeriServ Financial Inc.	2,957	8,841
Ames National Corp.	1,610	39,864
Anchor Bancorp. Inc./WAa	501	12,315
Arrow Financial Corp.	2,203	58,534
Associated Banc-Corp.	25,284	453,595
Atlantic Capital Bancshares Inc.[a]	1,276	17,787
Auburn National BanCorp. Inc.	474	13,390
Avenue Financial Holdings Inc.[a]	507	9,821
Banc of California Inc.	7,794	136,395
BancFirst Corp.	1,382	78,815
Bancorp. Inc. (The)[a]	6,091	34,841
Bancorp. of New Jersey Inc.	869	10,584
BancorpSouth Inc.	14,234	303,327
Bank of America Corp.	1,745,421	23,598,092
Bank of Commerce Holdings	2,141	13,595
Bank of Hawaii Corp.	7,249	494,962
Bank of Marin Bancorp.	896	44,101
Bank of South Carolina Corp.	752	11,859
Bank of the James Financial Group Inc.	654	7,658
Bank of the Ozarks Inc.	13,633	572,177
BankUnited Inc.	17,408	599,532
Bankwell Financial Group Inc.	978	19,139
Banner Corp.	3,370	141,675
Bar Harbor Bankshares	991	32,921
Bay Bancorp. Inc.[a]	1,761	8,488
Baylake Corp.	1,459	23,300
BB&T Corp.	132,265	4,400,457
BBCN Bancorp. Inc.	13,397	203,500
BCB Bancorp. Inc.	1,633	16,346
Berkshire Hills Bancorp. Inc.	5,293	142,329
Blue Hills Bancorp. Inc.	4,714	64,440
BNC Bancorp.	6,070	128,198
BOK Financial Corp.[b]	3,454	188,657
Boston Private Financial Holdings Inc.	14,135	161,846
Bridge Bancorp. Inc.	1,658	50,519
Brookline Bancorp. Inc.	11,819	130,127
Bryn Mawr Bank Corp.	2,604	67,001

Security	Shares	Value

C&F Financial Corp.	583	$22,271
C1 Financial Inc.[a]	1,311	31,726
California First National Bancorp.	286	3,761
Camden National Corp.	1,316	55,272
Capital Bank Financial Corp. Class A	4,109	126,763
Capital City Bank Group Inc.	1,770	25,824
Cardinal Financial Corp.	5,443	110,765
Carolina Bank Holdings Inc.[a]	830	13,487
Carolina Financial Corp.	1,642	30,476
Carolina Trust Bank[a]	919	5,422
Cascade Bancorp.[a]	5,263	30,052
Cathay General Bancorp.	12,664	358,771
CB Financial Services Inc.	708	14,054
CenterState Banks Inc.	7,739	115,234
Central Pacific Financial Corp.	5,327	115,969
Central Valley Community Bancorp.[b]	1,563	17,396
Century Bancorp. Inc./MA Class A	514	20,000
Chemical Financial Corp.	6,401	228,452
Chemung Financial Corp.	653	17,207
CIT Group Inc.	28,681	889,971
Citigroup Inc.	498,342	20,805,778
Citizens & Northern Corp.	2,107	41,887
Citizens Financial Group Inc.	88,796	1,860,276
Citizens First Corp.	289	3,959
Citizens Holding Co.	707	15,200
City Holding Co.	2,544	121,552
Civista Bancshares Inc.	1,071	11,042
CNB Financial Corp./PA	2,240	39,402
Coastway Bancorp. Inc.[a]	737	9,235
CoBiz Financial Inc.	6,243	73,792
Codorus Valley Bancorp. Inc.	1,065	21,534
Colony Bankcorp Inc.[a]	1,031	9,475
Columbia Banking System Inc.	9,670	289,326
Comerica Inc.	29,661	1,123,262
Commerce Bancshares Inc./MO	14,123	634,829
Community Bank System Inc.	7,275	277,978
Community Bankers Trust Corp.[a]	3,937	19,685
Community Financial Corp. (The )	759	16,577
Community Trust Bancorp. Inc.	2,873	101,474
Community West Bancshares	1,037	7,052
CommunityOne Bancorp.[a]	2,221	29,495
ConnectOne Bancorp. Inc.	4,720	77,172
Cordia Bancorp. Inc.[a,b]	1,293	5,224
County Bancorp. Inc.	741	14,879
CU Bancorp.[a]	1,750	37,047
Cullen/Frost Bankers Inc.	9,274	511,090
Customers Bancorp. Inc.[a]	4,163	98,372
CVB Financial Corp.	16,619	290,002
DNB Financial Corp.	497	14,174
Eagle Bancorp. Inc.[a]	4,961	238,128
Eagle Bancorp. Montana Inc.	729	8,857
East West Bancorp. Inc.	24,127	783,645
Eastern Virginia Bankshares Inc.	1,764	11,801
Emclaire Financial Corp.	214	5,136
Enterprise Bancorp. Inc./MA	1,092	28,654
Enterprise Financial Services Corp.	3,328	89,989
Evans Bancorp. Inc.	672	16,397
Farmers Capital Bank Corp.[b]	1,318	34,822
Farmers National Banc Corp.	3,016	26,873
Fauquier Bankshares Inc.	710	10,700
FCB Financial Holdings Inc. Class Aa	1,453	48,327
Fidelity Southern Corp.	3,066	49,179
Fifth Third Bancorp.	131,894	2,201,311

23

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Financial Institutions Inc.	2,297	$66,774
First Bancorp. Inc./ME	1,680	32,777
First BanCorp./Puerto Rico[a]	19,793	57,796
First Bancorp./Southern Pines NC	3,184	60,018
First Bancshares Inc. (The)	862	13,473
First Bank/Hamilton NJa	1,338	9,286
First Busey Corp.	4,000	81,920
First Business Financial Services Inc.	1,424	32,652
First Citizens BancShares Inc./NC Class A	1,514	380,120
First Commonwealth Financial Corp.	14,979	132,714
First Community Bancshares Inc./VA	2,624	52,060
First Community Corp./SC	1,066	15,372
First Connecticut Bancorp. Inc./Farmington CT	2,395	38,224
First Financial Bancorp.	10,362	188,381
First Financial Bankshares Inc.[b]	11,096	328,220
First Financial Corp./IN	1,891	64,691
First Foundation Inc.[a]	2,128	47,731
First Horizon National Corp.	40,264	527,458
First Internet Bancorp.	722	16,873
First Interstate BancSystem Inc.	3,077	86,556
First Merchants Corp.	6,885	162,279
First Midwest Bancorp. Inc./IL	13,186	237,612
First NBC Bank Holding Co.[a]	2,603	53,596
First Niagara Financial Group Inc.	59,598	576,909
First Northwest Bancorp.[a]	2,228	28,674
First of Long Island Corp. (The)	2,268	64,638
First Republic Bank/CA	23,955	1,596,361
First Savings Financial Group Inc.	214	7,051
First South Bancorp. Inc./Washington NC	1,587	13,093
First United Corp.[a]	993	10,873
FirstMerit Corp.	27,838	585,990
Flushing Financial Corp.	4,629	100,079
FNB Corp./PA	35,049	455,987
Franklin Financial Network Inc.[a]	552	14,904
Fulton Financial Corp.	29,262	391,526
German American Bancorp. Inc.	2,353	75,767
Glacier Bancorp. Inc.	12,772	324,664
Glen Burnie Bancorp.	477	4,937
Great Southern Bancorp. Inc.	1,627	60,411
Great Western Bancorp. Inc.	8,650	235,885
Green Bancorp. Inc.[a]	1,798	13,611
Guaranty Bancorp.	2,579	39,871
Hampton Roads Bankshares Inc.[a,b]	6,474	11,459
Hancock Holding Co.	12,946	297,240
Hanmi Financial Corp.	5,412	119,172
Hawthorn Bancshares Inc.	777	11,461
Heartland Financial USA Inc.	2,666	82,086
Heritage Commerce Corp.	3,465	34,685
Heritage Financial Corp./WA	5,015	88,114
Heritage Oaks Bancorp.	3,443	26,821
Hilltop Holdings Inc.[a]	13,327	251,614
Home BancShares Inc./AR	10,261	420,188
HomeTrust Bancshares Inc.[a,b]	2,860	52,424
Horizon Bancorp./IN	1,526	37,723
Howard Bancorp. Inc.[a]	580	6,977
Huntington Bancshares Inc./OH	133,987	1,278,236
IBERIABANK Corp.	5,645	289,419
Independent Bank Corp./MI	3,853	56,061
Independent Bank Corp./Rockland MA	4,485	206,131
Independent Bank Group Inc.	1,775	48,635
International Bancshares Corp.	9,405	231,927
Investar Holding Corp.	1,067	15,653
Investors Bancorp. Inc.	60,306	701,962

Security	Shares	Value

JPMorgan Chase & Co.	620,367	$36,738,134
KeyCorp	140,494	1,551,054
Lakeland Bancorp. Inc.	6,082	61,732
Lakeland Financial Corp.	2,886	132,121
Landmark Bancorp. Inc./Manhattan KS	523	13,080
LCNB Corp.	1,470	23,623
LegacyTexas Financial Group Inc.	7,320	143,838
Live Oak Bancshares Inc.	838	12,570
M&T Bank Corp.	26,929	2,989,119
Macatawa Bank Corp.	4,498	28,112
Mackinac Financial Corp.	643	6,591
MainSource Financial Group Inc.	3,395	71,601
MB Financial Inc.	11,691	379,373
MBT Financial Corp.	3,720	29,946
Melrose Bancorp. Inc.[a]	507	7,605
Mercantile Bank Corp.	2,691	60,332
Merchants Bancshares Inc./VT	880	26,171
Mid Penn Bancorp. Inc.	669	9,868
Middleburg Financial Corp.	827	17,863
Middlefield Banc Corp.	269	8,474
MidSouth Bancorp. Inc.	1,657	12,643
MidWestOne Financial Group Inc.	1,282	35,191
Monarch Financial Holdings Inc.	1,826	30,330
MutualFirst Financial Inc.	1,035	26,082
National Bank Holdings Corp. Class A	5,031	102,582
National Bankshares Inc.	1,285	44,101
National Commerce Corp.[a]	484	11,427
National Penn Bancshares Inc.	23,263	266,162
NBT Bancorp. Inc.	7,249	195,361
Northrim BanCorp. Inc.	1,038	24,819
Norwood Financial Corp.	624	17,073
Oak Valley Bancorp.	1,007	9,335
OFG Bancorp.	7,325	51,202
Ohio Valley Banc Corp.	660	14,355
Old Line Bancshares Inc.	1,386	24,990
Old National Bancorp./IN	19,195	233,987
Old Point Financial Corp.	645	11,997
Old Second Bancorp. Inc.[a]	4,963	35,585
Opus Bank	2,997	101,898
Orrstown Financial Services Inc.	1,284	22,239
Pacific Continental Corp.	3,198	51,584
Pacific Mercantile Bancorp.[a]	2,215	15,505
Pacific Premier Bancorp. Inc.[a]	3,671	78,449
PacWest Bancorp.	19,858	737,725
Park National Corp.	2,207	198,630
Park Sterling Corp.	8,426	56,201
Parke Bancorp. Inc.	853	11,302
Patriot National Bancorp Inc.[a]	59	758
Peapack Gladstone Financial Corp.	2,339	39,529
Penns Woods Bancorp. Inc.	807	31,102
People’s United Financial Inc.	52,180	831,227
People’s Utah Bancorp.	473	7,488
Peoples Bancorp. Inc./OH	3,157	61,688
Peoples Bancorp. of North Carolina Inc.	691	12,853
Peoples Financial Corp./MSa	701	6,330
Peoples Financial Services Corp.	1,056	39,283
Pinnacle Financial Partners Inc.	5,836	286,314
Plumas Bancorp.[a]	844	7,436
PNC Financial Services Group Inc. (The)[c]	84,858	7,176,441
Popular Inc.	17,415	498,243
Porter Bancorp. Inc.[a]	1,473	1,782
Preferred Bank/Los Angeles CA	2,134	64,553
Premier Financial Bancorp. Inc.	1,050	16,548

24

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

PrivateBancorp. Inc.	13,323	$514,268
Prosperity Bancshares Inc.	11,070	513,537
QCR Holdings Inc.	1,750	41,737
Regions Financial Corp.	219,618	1,724,001
Renasant Corp.	6,183	203,483
Republic Bancorp. Inc./KY Class A	1,487	38,409
Republic First Bancorp. Inc.[a,b]	5,645	23,765
Royal Bancshares of Pennsylvania Inc.[a]	3,793	8,079
S&T Bancorp. Inc.	5,797	149,331
Salisbury Bancorp. Inc.	207	6,581
Sandy Spring Bancorp. Inc.	4,067	113,185
SB Financial Group Inc.	744	7,671
Seacoast Banking Corp. of Florida[a]	4,216	66,571
Select Bancorp. Inc.[a]	1,479	11,832
ServisFirst Bancshares Inc.	3,695	164,058
Shore Bancshares Inc.	2,280	27,314
Sierra Bancorp.	1,811	32,870
Signature Bank/New York NYa	9,032	1,229,436
Simmons First National Corp. Class A	4,735	213,406
SmartFinancial Inc.[b]	1,775	32,837
Sound Financial Bancorp. Inc.	260	5,853
South State Corp.	4,049	260,067
Southcoast Financial Corp.[a]	981	12,802
Southern First Bancshares Inc.[a]	953	23,263
Southern National Bancorp. of Virginia Inc.	2,075	24,734
Southside Bancshares Inc.	3,991	104,045
Southwest Bancorp. Inc.	3,404	51,230
Southwest Georgia Financial Corp.	281	3,937
State Bank Financial Corp.	6,083	120,200
Sterling Bancorp./DE	20,021	318,935
Stewardship Financial Corp.	1,003	5,797
Stock Yards Bancorp. Inc.	2,375	91,509
Stonegate Bank	1,840	55,126
Suffolk Bancorp.	1,902	48,006
Summit Financial Group Inc.	1,554	24,040
Summit State Bank	574	7,829
Sun Bancorp. Inc./NJa,b	1,639	33,944
Sunshine Bancorp. Inc.[a]	809	11,763
SunTrust Banks Inc.	85,743	3,093,607
Sussex Bancorp.	633	7,913
SVB Financial Group[a]	8,668	884,569
Synovus Financial Corp.	21,999	635,991
Talmer Bancorp. Inc. Class A	10,519	190,289
TCF Financial Corp.	28,498	349,385
Texas Capital Bancshares Inc.[a]	7,753	297,560
Tompkins Financial Corp.	2,124	135,936
TowneBank/Portsmouth VA	8,618	165,379
TriCo Bancshares	3,321	84,088
Tristate Capital Holdings Inc.[a,b]	3,680	46,368
Triumph Bancorp. Inc.[a]	2,558	40,493
Trustmark Corp.	11,297	260,170
Two River Bancorp.	1,269	12,055
U.S. Bancorp.	275,806	11,194,966
UMB Financial Corp.	7,065	364,766
Umpqua Holdings Corp.	37,060	587,772
Union Bankshares Corp.	7,612	187,484
Union Bankshares Inc./Morrisville VTb	687	19,628
United Bancorp. Inc./OH	860	7,800
United Bancshares Inc./OH	558	10,379
United Bankshares Inc./WVb	10,920	400,764
United Community Banks Inc./GA	9,719	179,510
United Security Bancshares Inc./ALb	974	7,889
United Security Bancshares/Fresno CAa	2,166	10,723

Security	Shares	Value

Unity Bancorp. Inc.	906	$10,301
Univest Corp. of Pennsylvania	2,483	48,443
Valley National Bancorp.	37,488	357,636
Veritex Holdings Inc.[a]	1,295	18,816
Village Bank and Trust Financial Corp.[a]	113	2,248
Washington Trust Bancorp. Inc.	2,420	90,314
WashingtonFirst Bankshares Inc.	1,448	31,639
Webster Financial Corp.	15,342	550,778
Wellesley Bank[b]	267	5,126
Wells Fargo & Co.	780,877	37,763,212
WesBanco Inc.	6,045	179,597
West Bancorp. Inc.	2,647	48,255
Westamerica Bancorp.	4,227	205,897
Westbury Bancorp. Inc.[a]	656	12,464
Western Alliance Bancorp.[a]	15,257	509,279
Wilshire Bancorp. Inc.	11,897	122,539
Wintrust Financial Corp.	8,089	358,666
Xenith Bankshares Inc.[a]	1,689	12,769
Yadkin Financial Corp.	7,284	172,412
Your Community Bankshares Inc.	831	26,027
Zions BanCorp.	34,289	830,137

		197,219,851
BEVERAGES — 2.00%
Boston Beer Co. Inc. (The)[a,b]	1,601	296,297
Brown-Forman Corp. Class A	4,699	501,336
Brown-Forman Corp. Class B	17,153	1,689,056
Castle Brands Inc.[a]	14,113	13,268
Coca-Cola Bottling Co. Consolidated	782	124,932
Coca-Cola Co. (The)	658,653	30,554,913
Coca-Cola Enterprises Inc.	35,720	1,812,433
Constellation Brands Inc. Class A	29,820	4,505,504
Craft Brew Alliance Inc.[a]	1,630	13,415
Crystal Rock Holdings Inc.[a]	1,711	1,232
Dr Pepper Snapple Group Inc.	31,778	2,841,589
MGP Ingredients Inc.	2,272	55,073
Molson Coors Brewing Co. Class B	31,156	2,996,584
Monster Beverage Corp.[a]	25,486	3,399,323
National Beverage Corp.[a,b]	1,882	79,646
PepsiCo Inc.	244,326	25,038,528
Primo Water Corp.[a]	3,792	38,261
Reed’s Inc.[a,b]	1,749	8,168
Truett-Hurst Inc.[a]	587	960
Willamette Valley Vineyards Inc.[a]	673	4,657

		73,975,175
BIOTECHNOLOGY — 3.26%
AbbVie Inc.	272,286	15,552,976
Abeona Therapeutics Inc.[a,b]	1,370	3,507
ACADIA Pharmaceuticals Inc.[a,b]	14,824	414,479
Acceleron Pharma Inc.[a]	5,533	146,016
Achillion Pharmaceuticals Inc.[a,b]	19,719	152,231
Acorda Therapeutics Inc.[a,b]	8,465	223,899
Actinium Pharmaceuticals Inc.[a]	6,274	12,485
Adamas Pharmaceuticals Inc.[a,b]	2,386	34,502
ADMA Biologics Inc.[a]	563	4,555
Aduro Biotech Inc.[a,b]	1,372	17,575
Advaxis Inc.[a,b]	4,792	43,272
Aegerion Pharmaceuticals Inc.[a,b]	4,880	18,056
Agenus Inc.[a,b]	12,026	50,028
Agios Pharmaceuticals Inc.[a,b]	4,497	182,578

25

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Aimmune Therapeutics Inc.[a]	1,761	$23,879
Akebia Therapeutics Inc.[a,b]	5,387	48,537
Alder Biopharmaceuticals Inc.[a,b]	4,484	109,813
Aldeyra Therapeutics Inc.[a]	1,009	4,228
Alexion Pharmaceuticals Inc.[a]	38,152	5,311,521
Alkermes PLC[a]	1,943	66,431
Alnylam Pharmaceuticals Inc.[a]	12,448	781,361
AMAG Pharmaceuticals Inc.[a,b]	5,774	135,112
Amgen Inc.	127,130	19,060,601
Amicus Therapeutics Inc.[a,b]	20,887	176,495
Ampliphi Biosciences Corp.[a,b]	656	2,591
Anacor Pharmaceuticals Inc.[a,b]	7,370	393,926
Anavex Life Sciences Corp.[a]	5,423	26,573
Anthera Pharmaceuticals Inc.[a,b]	6,067	21,963
Applied Genetic Technologies Corp./DEa	1,847	25,821
Aquinox Pharmaceuticals Inc.[a,b]	1,633	14,403
ARCA biopharma Inc.[a,b]	744	2,552
Ardelyx Inc.[a,b]	3,016	23,434
Arena Pharmaceuticals Inc.[a,b]	40,930	80,632
Argos Therapeutics Inc.[a,b]	1,455	9,312
ARIAD Pharmaceuticals Inc.[a]	31,738	202,806
ArQule Inc.[a]	10,207	16,331
Array BioPharma Inc.[a]	22,230	65,578
Arrowhead Research Corp.[a,b]	10,207	49,198
Asterias Biotherapeutics Inc.[a,b]	2,139	10,053
Atara Biotherapeutics Inc.[a]	2,909	55,358
Athersys Inc.[a,b]	14,416	32,436
aTyr Pharma Inc.[a]	994	3,916
Avalanche Biotechnologies Inc.[a]	3,009	15,557
AVEO Pharmaceuticals Inc.[a]	10,310	9,485
Baxalta Inc.	114,965	4,644,586
Bellicum Pharmaceuticals Inc.[a,b]	1,374	12,847
BIND Therapeutics Inc.[a,b]	2,200	4,840
Biocept Inc.[a,b]	3,718	4,796
BioCryst Pharmaceuticals Inc.[a,b]	1,376	3,894
Biogen Inc.[a]	37,040	9,642,253
BioMarin Pharmaceutical Inc.[a]	27,114	2,236,363
BioSpecifics Technologies Corp.[a,b]	841	29,284
Biostage Inc.[a,b]	2,613	4,677
Biota Pharmaceuticals Inc.[a]	7,237	10,856
BioTime Inc.[a,b]	10,367	29,753
Bluebird Bio Inc.[a,b]	6,203	263,627
Blueprint Medicines Corp.[a,b]	1,478	26,678
Brainstorm Cell Therapeutics Inc.[a,b]	3,249	8,675
Caladrius Biosciences Inc.[a]	8,479	6,359
Calithera Biosciences Inc.[a,b]	2,062	11,712
Cancer Genetics Inc.[a,b]	2,252	6,396
Capricor Therapeutics Inc.[a,b]	1,415	3,594
Cara Therapeutics Inc.[a]	2,930	18,225
CareDx Inc.[a]	1,286	6,379
CASI Pharmaceuticals Inc.[a]	4,609	4,886
Catabasis Pharmaceuticals Inc.[a]	936	4,717
Catalyst Biosciences Inc.	562	944
Catalyst Pharmaceuticals Inc.[a,b]	11,288	13,207
CEL-SCI Corp.[a]	20,010	10,601
Celator Pharmaceuticals Inc.[a]	3,659	40,359
Celgene Corp.[a]	132,159	13,227,794
Celldex Therapeutics Inc.[a,b]	609	2,302
Cellular Biomedicine Group Inc.[a,b]	1,416	26,408
Celsion Corp.[a]	3,302	4,821
Cepheid[a]	12,106	403,856
Cerulean Pharma Inc.[a,b]	2,661	7,211
ChemoCentryx Inc.[a]	3,722	9,268

Security	Shares	Value

Chiasma Inc.[a,b]	1,091	$9,994
Chimerix Inc.[a,b]	413	2,110
Cidara Therapeutics Inc.[a,b]	856	10,871
Cleveland BioLabs Inc.[a]	620	1,569
Clovis Oncology Inc.[a,b]	5,638	108,250
Coherus Biosciences Inc.[a,b]	1,871	39,721
CoLucid Pharmaceuticals Inc.[a,b]	958	5,940
Conatus Pharmaceuticals Inc.[a,b]	2,439	5,219
Concert Pharmaceuticals Inc.[a]	2,482	33,904
Corbus Pharmaceuticals Holdings Inc.[a]	5,539	10,026
CorMedix Inc.[a,b]	6,335	16,788
CTI BioPharma Corp.[a]	34,926	18,560
Curis Inc.[a]	18,779	30,234
Cyclacel Pharmaceuticals Inc.[a,b]	8,189	3,153
Cytokinetics Inc.[a,b]	6,304	44,443
CytomX Therapeutics Inc.[a,b]	1,105	14,255
Cytori Therapeutics Inc.[a]	31,934	6,805
CytRx Corp.[a]	9,713	26,031
Dicerna Pharmaceuticals Inc.[a]	2,293	12,290
Dimension Therapeutics Inc.[a,b]	983	7,697
Discovery Laboratories Inc.[a]	1,786	2,947
Dyax Corp.	19,917	22,108
Dynavax Technologies Corp.[a,b]	6,444	123,983
Eagle Pharmaceuticals Inc./DEa,b	1,533	62,087
Edge Therapeutics Inc.[a]	1,360	12,444
Eiger Biopharmaceuticals Inc.[a]	248	4,159
Eleven Biotherapeutics Inc.[a,b]	1,496	477
Emergent BioSolutions Inc.[a]	5,038	183,131
Enanta Pharmaceuticals Inc.[a,b]	2,240	65,789
EPIRUS Biopharmaceuticals Inc.[a]	2,586	6,956
Epizyme Inc.[a]	6,217	75,350
Esperion Therapeutics Inc.[a,b]	2,391	40,432
Exact Sciences Corp.[a,b]	16,170	108,986
Exelixis Inc.[a]	35,136	140,544
Fate Therapeutics Inc.[a]	3,668	6,602
Fibrocell Science Inc.[a]	4,532	11,330
FibroGen Inc.[a,b]	8,505	181,071
Five Prime Therapeutics Inc.[a,b]	4,193	170,362
Flexion Therapeutics Inc.[a]	1,672	15,382
Fortress Biotech Inc.[a,b]	5,004	15,512
Foundation Medicine Inc.[a,b]	2,082	37,851
Galectin Therapeutics Inc.[a]	5,373	7,683
Galena Biopharma Inc.[a,b]	30,278	41,178
Genocea Biosciences Inc.[a]	3,368	26,068
Genomic Health Inc.[a,b]	3,009	74,533
GenVec Inc.[a]	2,944	2,374
Geron Corp.[a,b]	26,652	77,824
Gilead Sciences Inc.	231,045	21,223,794
Global Blood Therapeutics Inc.[a,b]	1,072	17,002
GlobeImmune Inc.[a]	815	1,679
GlycoMimetics Inc.[a]	1,674	9,977
GTx Inc.[a]	7,776	3,888
Halozyme Therapeutics Inc.[a,b]	18,425	174,485
Heat Biologics Inc.[a,b]	1,503	1,042
Hemispherx Biopharma Inc.[a]	53,006	7,055
Heron Therapeutics Inc.[a,b]	5,245	99,603
Histogenics Corp.[a]	1,620	3,710
iBio Inc.[a]	14,161	8,075
Idera Pharmaceuticals Inc.[a,b]	16,810	33,284
Ignyta Inc.[a]	3,969	26,870
Immucell Corp.[a]	615	4,194
Immune Design Corp.[a,b]	1,370	17,810
Immune Pharmaceuticals Inc.[a,b]	5,576	2,398

26

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

ImmunoCellular Therapeutics Ltd.[a]	19,049	$5,524
ImmunoGen Inc.[a]	14,533	123,821
Immunomedics Inc.[a,b]	15,151	37,878
Incyte Corp.[a]	28,995	2,101,268
Infinity Pharmaceuticals Inc.[a]	7,358	38,777
Inotek Pharmaceuticals Corp.[a]	2,408	17,819
Inovio Pharmaceuticals Inc.[a,b]	11,378	99,102
Insmed Inc.[a]	10,355	131,198
Insys Therapeutics Inc.[a,b]	4,009	64,104
Intercept Pharmaceuticals Inc.[a,b]	2,953	379,372
Intrexon Corp.[a,b]	8,472	287,116
Invitae Corp.[a,b]	1,363	13,943
Ionis Pharmaceuticals Inc.[a,b]	20,134	815,427
Ironwood Pharmaceuticals Inc.[a]	21,364	233,722
IsoRay Inc.[a]	10,532	9,479
Juno Therapeutics Inc.[a,b]	11,846	451,214
Karyopharm Therapeutics Inc.[a]	3,439	30,676
Keryx Biopharmaceuticals Inc.[a,b]	17,684	82,584
Kindred Biosciences Inc.[a]	2,455	8,470
Kite Pharma Inc.[a,b]	7,082	325,135
Kura Oncology Inc.[a]	1,090	4,415
La Jolla Pharmaceutical Co.[a,b]	2,275	47,570
Lexicon Pharmaceuticals Inc.[a,b]	7,728	92,350
Ligand Pharmaceuticals Inc.[a,b]	3,069	328,659
Lion Biotechnologies Inc.[a,b]	8,065	40,970
Loxo Oncology Inc.[a]	1,333	36,444
MacroGenics Inc.[a]	4,929	92,419
MannKind Corp.[a,b]	45,986	74,037
Mast Therapeutics Inc.[a]	31,142	8,533
Medgenics Inc.[a,b]	5,692	25,045
MediciNova Inc.[a,b]	4,556	33,441
Medivation Inc.[a]	27,562	1,267,301
MEI Pharma Inc.[a]	4,784	6,028
Merrimack Pharmaceuticals Inc.[a,b]	18,307	153,230
MiMedx Group Inc.[a,b]	16,701	145,967
Minerva Neurosciences Inc.[a]	1,057	6,490
Mirati Therapeutics Inc.[a,b]	2,526	54,056
Mirna Therapeutics Inc.[a,b]	1,104	4,824
Momenta Pharmaceuticals Inc.[a]	10,506	97,075
Myriad Genetics Inc.[a,b]	11,758	440,102
Nanosphere Inc.[a]	1,634	1,291
NanoViricides Inc.[a,b]	7,243	15,862
NantKwest Inc.[a,b]	1,512	12,429
Natera Inc.[a,b]	1,776	16,908
Navidea Biopharmaceuticals Inc.[a,b]	23,976	22,645
Neothetics Inc.[a,b]	1,003	612
NephroGenex Inc.[a,b]	918	431
Neuralstem Inc.[a]	16,151	12,113
Neurocrine Biosciences Inc.[a]	13,357	528,269
NewLink Genetics Corp.[a,b]	3,433	62,481
Nivalis Therapeutics Inc.[a,b]	1,042	4,345
Northwest Biotherapeutics Inc.[a,b]	6,058	8,845
Novavax Inc.[a,b]	45,224	233,356
Ohr Pharmaceutical Inc.[a,b]	4,197	13,472
Oncocyte Corp.[a,b]	572	2,637
OncoGenex Pharmaceuticals Inc.[a]	4,017	2,746
OncoMed Pharmaceuticals Inc.[a]	2,208	22,323
Onconova Therapeutics Inc.[a,b]	4,086	2,370
Oncothyreon Inc.[a]	15,356	19,502
Opexa Therapeutics Inc.[a,b]	1,617	3,751
OpGen Inc.[a]	519	732
Ophthotech Corp.[a]	4,715	199,303
OPKO Health Inc.[a,b]	53,619	557,101

Security	Shares	Value

Oragenics Inc.[a,b]	3,395	$3,123
Organovo Holdings Inc.[a,b]	14,804	32,125
Osiris Therapeutics Inc.[b]	2,692	15,371
Otonomy Inc.[a,b]	3,690	55,055
OvaScience Inc.[a,b]	4,113	39,032
OXiGENE Inc.[a]	5,644	4,482
Palatin Technologies Inc.[a]	10,062	5,433
Peregrine Pharmaceuticals Inc.[a,b]	34,113	14,345
Pfenex Inc.[a,b]	2,657	26,118
PharmAthene Inc.[a]	9,773	18,471
Portola Pharmaceuticals Inc.[a]	9,407	191,903
Progenics Pharmaceuticals Inc.[a,b]	11,908	51,919
Proteon Therapeutics Inc.[a,b]	1,085	8,398
Prothena Corp. PLC[a,b]	5,654	232,719
PTC Therapeutics Inc.[a,b]	274	1,765
Puma Biotechnology Inc.[a,b]	3,757	110,343
Radius Health Inc.[a,b]	5,674	178,391
Raptor Pharmaceutical Corp.[a]	14,345	65,987
Recro Pharma Inc.[a]	763	4,555
Regeneron Pharmaceuticals Inc.[a]	13,187	4,753,122
REGENXBIO Inc.[a,b]	1,075	11,610
Regulus Therapeutics Inc.[a,b]	4,521	31,331
Repligen Corp.[a,b]	5,551	148,878
Retrophin Inc.[a,b]	5,296	72,343
Rexahn Pharmaceuticals Inc.[a]	36,599	12,081
Rigel Pharmaceuticals Inc.[a]	15,175	31,564
RXi Pharmaceuticals Corp.[a]	14,759	3,985
Sage Therapeutics Inc.[a]	2,871	92,044
Sangamo BioSciences Inc.[a,b]	11,817	71,493
Sarepta Therapeutics Inc.[a,b]	7,010	136,835
Seattle Genetics Inc.[a,b]	18,087	634,673
Seres Therapeutics Inc.[a,b]	1,364	36,228
Sorrento Therapeutics Inc.[a,b]	4,100	22,058
Spark Therapeutics Inc.[a,b]	2,532	74,719
Spectrum Pharmaceuticals Inc.[a]	10,146	64,529
StemCells Inc.[a]	20,364	5,307
Stemline Therapeutics Inc.[a,b]	2,640	12,302
Sunesis Pharmaceuticals Inc.[a]	12,462	6,729
Synergy Pharmaceuticals Inc.[a]	16,656	45,971
Synta Pharmaceuticals Corp.[a]	19,263	4,623
Synthetic Biologics Inc.[a,b]	13,263	31,301
T2 Biosystems Inc.[a]	2,594	25,577
Tenax Therapeutics Inc.[a,b]	4,530	9,287
TESARO Inc.[a,b]	4,882	214,954
Tetralogic Pharmaceuticals Corp.[a,b]	1,803	320
TG Therapeutics Inc.[a,b]	6,496	55,346
Threshold Pharmaceuticals Inc.[a]	10,815	4,975
Tobira Therapeutics Inc.[a,b]	515	4,213
Tokai Pharmaceuticals Inc.[a,b]	1,268	7,113
Tonix Pharmaceuticals Holding Corp.[a,b]	3,333	8,033
Tracon Pharmaceuticals Inc.[a]	1,040	7,270
Trevena Inc.[a]	5,366	44,377
TrovaGene Inc.[a,b]	4,801	22,325
Ultragenyx Pharmaceutical Inc.[a,b]	5,873	371,820
United Therapeutics Corp.[a]	7,719	860,128
Vanda Pharmaceuticals Inc.[a]	7,273	60,802
VBI Vaccines Inc.[a,b]	2,486	5,842
Venaxis Inc.[b]	1,256	3,391
Verastem Inc.[a]	5,259	8,309
Vericel Corp.[a]	4,552	26,675
Versartis Inc.[a]	3,307	26,522
Vertex Pharmaceuticals Inc.[a]	41,776	3,320,774
Vical Inc.[a]	17,709	6,924

27

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Viking Therapeutics Inc.[a,b]	582	$826
Vitae Pharmaceuticals Inc.[a]	1,824	12,093
Vital Therapies Inc.[a,b]	3,901	35,382
vTv Therapeutics Inc. Class Aa	1,305	6,734
XBiotech Inc.[a,b]	719	6,795
Xencor Inc.[a,b]	5,517	74,038
XOMA Corp.[a]	18,170	14,045
Zafgen Inc.[a]	3,258	21,763
ZIOPHARM Oncology Inc.[a,b]	22,072	163,774

		120,680,916
BUILDING PRODUCTS — 0.29%
AAON Inc.	6,887	192,836
Advanced Drainage Systems Inc.	5,712	121,666
Allegion PLC	16,088	1,024,966
Alpha Pro Tech Ltd.[a]	2,512	4,572
American Woodmark Corp.[a]	2,318	172,900
AO Smith Corp.	12,607	962,040
Apogee Enterprises Inc.	4,864	213,481
Armstrong World Industries Inc.[a]	8,061	389,911
Builders FirstSource Inc.[a]	11,831	133,335
Continental Building Products Inc.[a]	5,870	108,947
Continental Materials Corp.[a]	77	923
CSW Industrials Inc.[a]	2,485	78,277
Fortune Brands Home & Security Inc.	26,876	1,506,131
Gibraltar Industries Inc.[a]	4,936	141,170
Griffon Corp.	6,391	98,741
Insteel Industries Inc.	2,987	91,313
Jewett-Cameron Trading Co. Ltd.[a]	283	3,170
Lennox International Inc.	6,798	919,022
Masco Corp.	56,559	1,778,780
Masonite International Corp.[a]	4,745	310,797
NCI Building Systems Inc.[a]	4,860	69,012
Nortek Inc.[a]	1,612	77,843
Owens Corning	19,640	928,579
Patrick Industries Inc.[a]	2,443	110,888
PGT Inc.[a]	8,182	80,511
Ply Gem Holdings Inc.[a,b]	3,714	52,182
Quanex Building Products Corp.	5,696	98,883
Simpson Manufacturing Co. Inc.	6,948	265,205
Tecogen Inc.[a]	793	3,148
Trex Co. Inc.[a,b]	5,256	251,920
Universal Forest Products Inc.	3,340	286,639
USG Corp.[a]	15,151	375,896

		10,853,684
CAPITAL MARKETS — 1.81%
Affiliated Managers Group Inc.[a]	9,252	1,502,525
Ameriprise Financial Inc.	28,611	2,689,720
Artisan Partners Asset Management Inc.	6,307	194,508
Ashford Inc.[a]	153	6,975
Associated Capital Group Inc.[a,b]	835	23,397
Bank of New York Mellon Corp. (The)	182,187	6,709,947
BGC Partners Inc. Class A	30,207	273,373
BlackRock Inc.[c]	21,371	7,278,321
Calamos Asset Management Inc. Class A	3,009	25,546
Charles Schwab Corp. (The)	202,946	5,686,547
Cohen & Steers Inc.	3,282	127,735
Cowen Group Inc. Class Aa,b	17,220	65,608
Diamond Hill Investment Group Inc.	561	99,499
E*TRADE Financial Corp.[a]	47,935	1,173,928

Security	Shares	Value

Eaton Vance Corp. NVS	19,763	$662,456
Evercore Partners Inc. Class A	5,369	277,846
FBR & Co.	972	17,583
Federated Investors Inc. Class B	15,588	449,714
Fifth Street Asset Management Inc.	893	2,733
Financial Engines Inc.	8,662	272,247
Franklin Resources Inc.	62,919	2,456,987
FXCM Inc.[a,b]	870	9,344
GAMCO Investors Inc. Class A	668	24,756
Goldman Sachs Group Inc. (The)	66,327	10,412,012
Greenhill & Co. Inc.	5,363	119,059
HFF Inc. Class A	5,739	157,995
Houlihan Lokey Inc.	2,145	53,410
Institutional Financial Markets Inc.	2,896	2,461
Interactive Brokers Group Inc. Class A	9,694	381,168
INTL. FCStone Inc.[a]	2,567	68,616
Invesco Ltd.	70,325	2,163,900
Investment Technology Group Inc.	4,349	96,113
Janus Capital Group Inc.	24,551	359,181
KCG Holdings Inc. Class Aa	8,485	101,396
Ladenburg Thalmann Financial Services Inc.[a,b]	18,246	45,615
Lazard Ltd. Class A	21,886	849,177
Legg Mason Inc.	18,131	628,783
LPL Financial Holdings Inc.[b]	13,647	338,446
Manning & Napier Inc.	2,586	20,869
Medley Management Inc.	1,083	5,957
Moelis & Co. Class A	3,085	87,090
Morgan Stanley	258,815	6,472,963
National Holdings Corp.[a]	2,429	5,805
Northern Trust Corp.	36,557	2,382,420
NorthStar Asset Management Group Inc./New York	32,543	369,363
Oppenheimer Holdings Inc. Class A	1,696	26,763
Piper Jaffray Companies[a]	2,532	125,486
PJT Partners Inc.	2,871	69,048
Pzena Investment Management Inc. Class A	2,529	19,094
Raymond James Financial Inc.	21,431	1,020,330
Safeguard Scientifics Inc.[a]	3,472	46,004
SEI Investments Co.	23,212	999,277
Silvercrest Asset Management Group Inc.	1,110	14,141
State Street Corp.	67,422	3,945,535
Stifel Financial Corp.[a]	11,721	346,942
T Rowe Price Group Inc.	41,814	3,071,656
TD Ameritrade Holding Corp.	45,140	1,423,264
U.S. Global Investors Inc. Class A	3,445	5,960
Virtu Financial Inc.	3,332	73,671
Virtus Investment Partners Inc.	1,078	84,203
Waddell & Reed Financial Inc. Class A	14,010	329,795
Westwood Holdings Group Inc.	1,334	78,239
WisdomTree Investments Inc.	19,226	219,753
ZAIS Group Holdings Inc.[a]	734	3,567

		67,055,822
CHEMICALS — 2.15%
A Schulman Inc.	4,903	133,460
AgroFresh Solutions Inc.[a]	4,274	27,354
Air Products & Chemicals Inc.	32,838	4,730,314
Airgas Inc.	11,153	1,579,711
Albemarle Corp.	18,893	1,207,829
American Vanguard Corp.	4,245	66,986

28

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Ashland Inc.	10,852	$1,193,286
Axalta Coating Systems Ltd.[a]	23,148	675,922
Axiall Corp.	11,855	258,913
Balchem Corp.	5,344	331,435
BioAmber Inc.[a,b]	3,157	13,259
Cabot Corp.	10,475	506,257
Calgon Carbon Corp.	8,689	121,820
Celanese Corp. Series A	24,664	1,615,492
CF Industries Holdings Inc.	39,150	1,226,961
Chase Corp.	1,275	67,052
Chemours Co. (The)	30,414	212,898
Chemtura Corp.[a]	11,255	297,132
Codexis Inc.[a]	5,330	16,576
Core Molding Technologies Inc.[a]	1,280	15,974
Dow Chemical Co. (The)	189,188	9,622,102
Eastman Chemical Co.	25,056	1,809,795
Ecolab Inc.	45,070	5,026,206
EI du Pont de Nemours & Co.	147,391	9,332,798
Ferro Corp.[a]	14,541	172,602
Flotek Industries Inc.[a]	8,957	65,655
FMC Corp.	22,424	905,257
FutureFuel Corp.	3,908	46,075
GCP Applied Technologies Inc.[a]	11,877	236,827
Hawkins Inc.	1,611	58,141
HB Fuller Co.	8,536	362,353
Huntsman Corp.	34,203	454,900
Ikonics Corp.[a]	237	2,740
Innophos Holdings Inc.	3,220	99,530
Innospec Inc.	4,032	174,827
International Flavors & Fragrances Inc.	13,496	1,535,440
Intrepid Potash Inc.[a]	433	481
KMG Chemicals Inc.	1,321	30,475
Koppers Holdings Inc.[a]	3,397	76,331
Kraton Performance Polymers Inc.[a]	5,053	87,417
Kronos Worldwide Inc.	3,666	20,969
LSB Industries Inc.[a,b]	3,274	41,743
LyondellBasell Industries NV Class A	58,557	5,011,308
Marrone Bio Innovations Inc.[a,b]	3,704	3,334
Metabolix Inc.[a]	1,559	2,962
Minerals Technologies Inc.	5,781	328,650
Monsanto Co.	74,447	6,531,980
Mosaic Co. (The)	59,792	1,614,384
NewMarket Corp.	1,676	664,132
Northern Technologies International Corp.[a]	670	8,462
Olin Corp.	27,748	481,983
OMNOVA Solutions Inc.[a]	7,807	43,407
Platform Specialty Products Corp.[a,b]	25,443	218,810
PolyOne Corp.	14,456	437,294
PPG Industries Inc.	45,176	5,036,672
Praxair Inc.	48,273	5,524,845
Quaker Chemical Corp.	2,267	192,378
Rayonier Advanced Materials Inc.	7,194	68,343
Rentech Inc.[a]	3,048	6,766
RPM International Inc.	22,345	1,057,589
Scotts Miracle-Gro Co. (The) Class A	7,704	560,620
Senomyx Inc.[a,b]	7,657	19,908
Sensient Technologies Corp.	7,663	486,294
Sherwin-Williams Co. (The)	13,232	3,766,753
Solazyme Inc.[a,b]	12,132	24,628
Stepan Co.	3,090	170,846
TOR Minerals International Inc.[a]	263	955
Trecora Resources[a,b]	3,264	31,400
Tredegar Corp.	4,179	65,694

Security	Shares	Value

Trinseo SAa,b	1,857	$68,356
Tronox Ltd. Class A	10,992	70,239
Valspar Corp. (The)	12,349	1,321,590
Westlake Chemical Corp.	6,539	302,756
WR Grace & Co.[a]	11,877	845,405

		79,430,038
COMMERCIAL SERVICES & SUPPLIES — 0.67%
ABM Industries Inc.	9,452	305,394
ACCO Brands Corp.[a]	18,017	161,793
Acme United Corp.	619	10,114
ADT Corp. (The)	27,741	1,144,594
AMREP Corp.[a]	571	2,512
Aqua Metals Inc.[a,b]	1,479	9,835
ARC Document Solutions Inc.[a]	6,616	29,772
Brady Corp. Class A	7,921	212,600
Brink’s Co. (The)	8,157	273,994
Casella Waste Systems Inc. Class Aa	6,325	42,378
CECO Environmental Corp.	4,529	28,125
Cemtrex Inc.[a,b]	1,623	3,327
Cenveo Inc.[a]	11,589	4,867
Cintas Corp.	14,770	1,326,494
Clean Harbors Inc.[a,b]	8,790	433,699
Command Security Corp.[a,b]	1,303	2,997
CompX International Inc.	257	2,699
Copart Inc.[a]	17,331	706,585
Covanta Holding Corp.	22,343	376,703
Deluxe Corp.	8,215	513,355
Ecology and Environment Inc. Class A	220	2,209
Ennis Inc.	4,268	83,439
Essendant Inc.	6,302	201,223
Fuel Tech Inc.[a]	3,092	5,411
G&K Services Inc. Class A	3,327	243,703
Healthcare Services Group Inc.	12,056	443,781
Heritage-Crystal Clean Inc.[a]	2,618	26,023
Herman Miller Inc.	10,105	312,143
HNI Corp.	7,366	288,526
Hudson Technologies Inc.[a]	4,880	16,006
Industrial Services of America Inc.[a,b]	1,678	4,044
InnerWorkings Inc.[a]	6,525	51,874
Interface Inc.	11,078	205,386
Intersections Inc.[a]	2,309	5,680
KAR Auction Services Inc.	23,093	880,767
Kimball International Inc. Class B	5,473	62,119
Knoll Inc.	8,163	176,729
MagneGas Corp.[a,b]	5,492	5,712
Matthews International Corp. Class A	5,526	284,423
McGrath RentCorp	3,669	92,019
Mobile Mini Inc.	7,448	245,933
MSA Safety Inc.	5,385	260,365
Multi-Color Corp.	2,247	119,877
NL Industries Inc.[a]	1,657	3,745
Performant Financial Corp.[a]	6,477	11,011
Perma-Fix Environmental Services[a]	2,187	8,092
Pitney Bowes Inc.	33,154	714,137
Quad/Graphics Inc.	4,038	52,252
Quest Resource Holding Corp.[a]	14,050	5,901
Republic Services Inc.	40,329	1,921,677
Rollins Inc.	15,808	428,713
RR Donnelley & Sons Co.	35,038	574,623
SP Plus Corp.[a]	3,065	73,744
Steelcase Inc. Class A	15,126	225,680
Stericycle Inc.[a,b]	14,293	1,803,634
Team Inc.[a,b]	4,994	151,718
Tetra Tech Inc.	9,996	298,081

29

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

TRC Companies Inc.[a]	4,759	$34,503
Tyco International PLC	72,019	2,643,817
U.S. Ecology Inc.	3,730	164,717
UniFirst Corp./MA	2,529	275,964
Versar Inc.[a]	1,435	3,473
Viad Corp.	3,340	97,394
Virco Manufacturing Corp.[a]	1,343	4,136
VSE Corp.	690	46,844
Waste Connections Inc.	20,587	1,329,714
Waste Management Inc.	69,876	4,122,684
West Corp.	8,475	193,399
Wilhelmina International Inc.[a]	303	1,851

		24,800,733
COMMUNICATIONS EQUIPMENT — 1.10%
ADTRAN Inc.	8,418	170,212
Aerohive Networks Inc.[a]	4,226	21,088
Alliance Fiber Optic Products Inc.[a]	2,243	33,174
Applied Optoelectronics Inc.[a,b]	2,556	38,110
Arista Networks Inc.[a,b]	5,859	369,703
ARRIS International PLC[a]	29,890	685,079
Aviat Networks Inc.[a]	12,479	8,860
Bel Fuse Inc. Class A	246	3,223
Bel Fuse Inc. Class B	1,561	22,791
Black Box Corp.	2,630	35,426
Brocade Communications Systems Inc.	66,717	705,866
CalAmp Corp.[a]	6,221	111,543
Calix Inc.[a]	7,658	54,295
Ciena Corp.[a,b]	21,309	405,297
Cisco Systems Inc.	850,629	24,217,408
Clearfield Inc.[a,b]	2,073	33,313
ClearOne Inc.	958	11,113
CommScope Holding Co. Inc.[a]	21,198	591,848
Communications Systems Inc.	1,079	7,931
Comtech Telecommunications Corp.	2,645	61,814
Digi International Inc.[a]	4,254	40,115
EchoStar Corp. Class Aa	7,622	337,578
EMCORE Corp.[a]	3,229	16,145
Extreme Networks Inc.[a]	17,322	53,871
F5 Networks Inc.[a]	11,550	1,222,567
Finisar Corp.[a,b]	17,971	327,791
Harmonic Inc.[a]	14,902	48,730
Harris Corp.	21,297	1,658,184
Infinera Corp.[a]	23,549	378,197
InfoSonics Corp.[a]	2,936	2,730
InterDigital Inc./PA	6,025	335,291
Inventergy Global Inc.[a,b]	300	597
Ixia[a]	10,285	128,151
Juniper Networks Inc.	59,677	1,522,360
KVH Industries Inc.[a]	2,515	24,018
Lantronix Inc.[a]	1,469	1,396
Lumentum Holdings Inc.[a]	7,933	213,953
Motorola Solutions Inc.	27,022	2,045,565
MRV Communications Inc.[a]	1,034	9,368
NETGEAR Inc.[a]	5,350	215,979
NetScout Systems Inc.[a]	16,657	382,611
Network-1 Technologies Inc.[a]	2,307	4,406
Novatel Wireless Inc.[a,b]	5,527	9,783
Numerex Corp. Class Aa	2,367	14,439
Oclaro Inc.[a,b]	16,551	89,375
Optical Cable Corp.	1,434	3,513
Palo Alto Networks Inc.[a,b]	12,454	2,031,746

Security	Shares	Value

ParkerVision Inc.[b]	2,046	$6,404
PC-Tel Inc.	3,070	14,675
Plantronics Inc.	5,635	220,836
Polycom Inc.[a]	22,232	247,887
RELM Wireless Corp.[a]	2,376	10,740
Resonant Inc.[a,b]	1,054	3,078
Ruckus Wireless Inc.[a]	14,974	146,895
ShoreTel Inc.[a]	11,107	82,636
Sonus Networks Inc.[a]	8,557	64,434
TESSCO Technologies Inc.	990	16,484
Ubiquiti Networks Inc.[a,b]	4,216	140,266
ViaSat Inc.[a,b]	7,859	577,479
Viavi Solutions Inc.[a]	38,983	267,423
Westell Technologies Inc. Class Aa	7,863	9,200
Zhone Technologies Inc.[a]	4,530	7,248

		40,522,238
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	26,418	813,410
Aegion Corp.[a]	6,150	129,704
Ameresco Inc. Class Aa	3,304	15,760
Argan Inc.	2,159	75,910
Chicago Bridge & Iron Co. NV	15,861	580,354
Comfort Systems USA Inc.	6,287	199,738
Dycom Industries Inc.[a,b]	5,477	354,198
EMCOR Group Inc.	10,497	510,154
Fluor Corp.	23,811	1,278,651
Goldfield Corp. (The)[a]	4,864	8,269
Granite Construction Inc.	6,563	313,711
Great Lakes Dredge & Dock Corp.[a]	9,790	43,663
HC2 Holdings Inc.[a,b]	4,594	17,549
Integrated Electrical Services Inc.[a]	1,481	21,726
Jacobs Engineering Group Inc.[a]	20,603	897,261
KBR Inc.	24,307	376,272
Layne Christensen Co.[a,b]	3,737	26,869
MasTec Inc.[a]	10,935	221,324
MYR Group Inc.[a]	3,439	86,353
Northwest Pipe Co.[a]	1,653	15,241
NV5 Global Inc.[a,b]	872	23,396
Orion Marine Group Inc.[a,b]	4,755	24,631
Primoris Services Corp.	6,499	157,926
Quanta Services Inc.[a,b]	26,870	606,187
Sterling Construction Co. Inc.[a]	3,018	15,543
Tutor Perini Corp.[a]	6,482	100,730
Valmont Industries Inc.	3,889	481,614

		7,396,144
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	8,470	593,832
Headwaters Inc.[a]	12,481	247,623
Martin Marietta Materials Inc.	10,907	1,739,775
Summit Materials Inc. Class Aa	7,669	149,162
Tecnoglass Inc.[a]	484	6,123
U.S. Concrete Inc.[a,b]	2,270	135,247
U.S. Lime & Minerals Inc.	287	17,223
Vulcan Materials Co.	22,404	2,365,190

		5,254,175
CONSUMER FINANCE — 0.73%
Ally Financial Inc.[a,b]	73,733	1,380,282

30

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

American Express Co.	138,766	$8,520,232
Asta Funding Inc.[a]	1,505	13,410
Atlanticus Holdings Corp.[a]	862	2,586
Capital One Financial Corp.	89,319	6,190,700
Cash America International Inc.	4,224	163,215
Consumer Portfolio Services Inc.[a]	3,361	14,217
Credit Acceptance Corp.[a,b]	1,707	309,906
Discover Financial Services	70,128	3,570,918
Emergent Capital Inc.[a,b]	4,525	18,191
Encore Capital Group Inc.[a,b]	3,941	101,441
Enova International Inc.[a]	522	3,294
Ezcorp Inc. Class Aa	1,188	3,528
First Cash Financial Services Inc.	4,698	216,390
First Marblehead Corp. (The)[a]	1,458	5,540
Green Dot Corp. Class Aa,b	7,941	182,405
JG Wentworth Co. (The) Class Aa,b	2,606	3,179
LendingClub Corp.[a,b]	34,911	289,761
Navient Corp.	58,265	697,432
Nelnet Inc. Class A	3,169	124,764
Nicholas Financial Inc.[a]	2,063	22,260
OneMain Holdings Inc.[a]	7,733	212,116
PRA Group Inc.[a,b]	8,071	237,207
Regional Management Corp.[a]	1,813	31,021
Santander Consumer USA Holdings Inc.[a]	18,070	189,554
SLM Corp.[a]	71,562	455,134
Synchrony Financial[a]	141,437	4,053,584
World Acceptance Corp.[a,b]	1,459	55,325

		27,067,592
CONTAINERS & PACKAGING — 0.44%
AEP Industries Inc.	692	45,672
AptarGroup Inc.	10,473	821,188
Avery Dennison Corp.	15,282	1,101,985
Ball Corp.	24,034	1,713,384
Bemis Co. Inc.	16,091	833,192
Berry Plastics Group Inc.[a]	20,119	727,302
Crown Holdings Inc.[a]	23,502	1,165,464
Graphic Packaging Holding Co.	55,000	706,750
Greif Inc.[b]	1,496	70,013
Greif Inc. Class A	4,262	139,581
International Paper Co.	69,762	2,863,033
Myers Industries Inc.	3,847	49,472
Owens-Illinois Inc.[a]	27,014	431,143
Packaging Corp. of America	15,830	956,132
Sealed Air Corp.	33,223	1,595,036
Silgan Holdings Inc.	6,860	364,746
Sonoco Products Co.	16,918	821,707
UFP Technologies Inc.[a]	1,038	23,116
WestRock Co.	43,295	1,689,804

		16,118,720
DISTRIBUTORS — 0.14%
AMCON Distributing Co.	53	4,319
Core-Mark Holding Co. Inc.	3,894	317,595
Educational Development Corp.	574	8,053
Fenix Parts Inc.[a,b]	2,285	10,511
Genuine Parts Co.	25,369	2,520,664
LKQ Corp.[a]	51,409	1,641,489
Pool Corp.	7,155	627,780
VOXX International Corp.[a]	3,442	15,386
Weyco Group Inc.	1,012	26,939

		5,172,736

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.16%
2U Inc.[a]	5,536	$125,114
American Public Education Inc.[a]	2,859	58,981
Apollo Education Group Inc.[a]	16,949	139,236
Ascent Capital Group Inc. Class Aa	2,085	30,879
Bridgepoint Education Inc.[a]	3,057	30,815
Bright Horizons Family Solutions Inc.[a]	7,240	469,007
Cambium Learning Group Inc.[a,b]	2,185	9,330
Capella Education Co.	1,789	94,173
Career Education Corp.[a]	11,352	51,538
Carriage Services Inc.	2,900	62,669
Chegg Inc.[a,b]	8,489	37,861
Collectors Universe Inc.	1,336	22,178
DeVry Education Group Inc.	9,586	165,550
Graham Holdings Co. Class B	761	365,280
Grand Canyon Education Inc.[a]	7,927	338,800
H&R Block Inc.	39,667	1,048,002
Houghton Mifflin Harcourt Co.[a,b]	18,970	378,262
ITT Educational Services Inc.[a,b]	4,073	12,586
K12 Inc.[a,b]	5,443	53,831
Liberty Tax Inc.	1,067	20,903
LifeLock Inc.[a,b]	14,421	174,061
Lincoln Educational Services Corp.[a]	4,476	11,101
National American University Holdings Inc.[b]	1,496	2,124
Regis Corp.[a]	6,422	97,550
Service Corp. International/U.S.	33,081	816,439
ServiceMaster Global Holdings Inc.[a]	22,805	859,292
Sotheby’s	10,048	268,583
Strayer Education Inc.[a,b]	1,807	88,091
Universal Technical Institute Inc.	3,928	16,930
Weight Watchers International Inc.[a,b]	4,661	67,724

		5,916,890
DIVERSIFIED FINANCIAL SERVICES — 1.89%
A-Mark Precious Metals Inc.	563	11,204
BBX Capital Corp.[a]	648	10,342
Berkshire Hathaway Inc. Class Ba	316,667	44,928,714
CBOE Holdings Inc.	13,806	901,946
CME Group Inc./IL	57,273	5,501,072
FactSet Research Systems Inc.	7,000	1,060,710
GAIN Capital Holdings Inc.	4,160	27,290
GWG Holdings Inc.[a]	186	1,135
Intercontinental Exchange Inc.	20,090	4,723,963
Leucadia National Corp.	56,082	906,846
Manhattan Bridge Capital Inc.[b]	758	3,297
MarketAxess Holdings Inc.	6,282	784,182
Marlin Business Services Corp.	1,600	22,896
McGraw Hill Financial Inc.	44,937	4,447,864
Moody’s Corp.	28,573	2,759,009
Morningstar Inc.	3,189	281,493
MSCI Inc.	15,085	1,117,497
Nasdaq Inc.	19,291	1,280,536
NewStar Financial Inc.[a]	3,698	32,357
On Deck Capital Inc.[a,b]	6,304	49,108
PICO Holdings Inc.[a]	3,996	40,879
Resource America Inc. Class A	2,668	15,394
TheStreet Inc.	6,353	7,878
Tiptree Financial Inc.[b]	5,604	31,943

31

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Value Line Inc.	194	$3,110
Voya Financial Inc.	38,064	1,133,165

		70,083,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.40%
8x8 Inc.[a]	15,047	151,373
Alaska Communications Systems Group Inc.[a]	9,320	16,590
AT&T Inc.	1,039,711	40,725,480
Atlantic Tele-Network Inc.	1,768	134,067
CenturyLink Inc.	92,444	2,954,510
Cincinnati Bell Inc.[a,b]	35,504	137,400
Cogent Communications Holdings Inc.	6,958	271,571
Consolidated Communications Holdings Inc.	8,543	220,068
Elephant Talk Communications Corp.[a,b]	22,932	5,045
Fairpoint Communications Inc.[a,b]	3,469	51,619
Frontier Communications Corp.	196,413	1,097,949
Fusion Telecommunications International Inc.[a,b]	1,317	2,344
General Communication Inc. Class Aa	4,949	90,666
Globalstar Inc.[a,b]	46,156	67,849
Hawaiian Telcom Holdco Inc.[a]	1,868	43,991
IDT Corp. Class B	2,905	45,289
Inteliquent Inc.	5,650	90,682
Intelsat SAa,b	4,992	12,580
Iridium Communications Inc.[a,b]	13,620	107,189
Level 3 Communications Inc.[a]	49,133	2,596,679
Lumos Networks Corp.[a]	3,883	49,858
One Horizon Group Inc.[a,b]	2,886	2,367
Ooma Inc.[a]	807	4,761
ORBCOMM Inc.[a,b]	11,071	112,149
Otelco Inc.[a,b]	690	3,567
pdvWireless Inc.[a,b]	1,808	62,087
SBA Communications Corp. Class Aa	21,252	2,128,813
Straight Path Communications Inc. Class Ba,b	1,659	51,479
Towerstream Corp.[a,b]	14,537	1,746
Verizon Communications Inc.	688,584	37,238,623
Vonage Holdings Corp.[a]	31,205	142,607
Windstream Holdings Inc.[b]	17,578	134,999
Zayo Group Holdings Inc.[a,b]	7,011	169,947

		88,925,944
ELECTRIC UTILITIES — 1.97%
ALLETE Inc.	7,735	433,701
American Electric Power Co. Inc.	83,177	5,522,953
Avangrid Inc.	9,534	382,409
Cleco Corp.	10,192	562,700
Duke Energy Corp.	116,358	9,387,763
Edison International	55,269	3,973,288
El Paso Electric Co.	6,868	315,104
Empire District Electric Co. (The)	7,318	241,860
Entergy Corp.	30,030	2,380,778
Eversource Energy	53,892	3,144,059
Exelon Corp.	155,762	5,585,625
FirstEnergy Corp.	72,071	2,592,394
Genie Energy Ltd. Class B	3,002	22,845
Great Plains Energy Inc.	25,956	837,081
Hawaiian Electric Industries Inc.	18,094	586,246
IDACORP Inc.	8,511	634,836
ITC Holdings Corp.	25,860	1,126,720
MGE Energy Inc.	5,775	301,744
NextEra Energy Inc.	77,819	9,209,101
OGE Energy Corp.	33,535	960,107

Security	Shares	Value

Otter Tail Corp.	6,332	$187,554
PG&E Corp.	83,170	4,966,912
Pinnacle West Capital Corp.	18,700	1,403,809
PNM Resources Inc.	13,404	451,983
Portland General Electric Co.	14,948	590,297
PPL Corp.	114,199	4,347,556
Southern Co. (The)	154,647	7,999,889
Spark Energy Inc. Class A	576	10,368
Westar Energy Inc.	23,775	1,179,478
Xcel Energy Inc.	86,196	3,604,717

		72,943,877
ELECTRICAL EQUIPMENT — 0.60%
Active Power Inc.[a]	4,634	4,495
Acuity Brands Inc.	7,466	1,628,633
Allied Motion Technologies Inc.	1,029	18,522
American Electric Technologies Inc.[a,b]	1,618	2,929
American Superconductor Corp.[a]	2,144	16,294
AMETEK Inc.	39,967	1,997,551
AZZ Inc.	4,270	241,682
Babcock & Wilcox Enterprises Inc.[a]	8,983	192,236
Broadwind Energy Inc.[a]	3,020	9,090
Capstone Turbine Corp.[a]	2,925	4,680
Eaton Corp. PLC	77,711	4,861,600
Emerson Electric Co.	108,897	5,921,819
Encore Wire Corp.	3,412	132,829
Energous Corp.[a,b]	2,247	22,695
Energy Focus Inc.[a,b]	1,484	11,026
EnerSys	7,398	412,217
Enphase Energy Inc.[a,b]	4,703	10,958
Ensync Inc.[a,b]	10,162	2,845
Espey Manufacturing & Electronics Corp.	491	12,079
Franklin Electric Co. Inc.	6,444	207,304
FuelCell Energy Inc.[a,b]	3,780	25,591
Generac Holdings Inc.[a]	11,250	418,950
General Cable Corp.	8,204	100,171
Global Power Equipment Group Inc.	3,235	6,470
Hubbell Inc.	8,898	942,565
Ideal Power Inc.[a]	1,280	5,786
LSI Industries Inc.	4,171	49,009
Ocean Power Technologies Inc.[a,b]	295	681
Orion Energy Systems Inc.[a,b]	4,983	6,926
Pioneer Power Solutions Inc.[a]	905	4,570
Plug Power Inc.[a,b]	30,364	62,246
Powell Industries Inc.	1,501	44,745
Power Solutions International Inc.[a,b]	831	11,468
PowerSecure International Inc.[a]	3,841	71,788
Preformed Line Products Co.	529	19,319
Real Goods Solar Inc.[a]	1,725	1,242
Regal Beloit Corp.	7,444	469,642
Revolution Lighting Technologies Inc.[b]	1,013	5,328
Rockwell Automation Inc.	22,212	2,526,615
Sensata Technologies Holding NVa,b	28,609	1,111,174
Servotronics Inc.	113	837
SL Industries Inc.[a]	726	24,684
Solarcity Corp.[a,b]	10,062	247,324
Sunrun Inc.[a,b]	3,160	20,477
Thermon Group Holdings Inc.[a]	5,486	96,334
Ultralife Corp.[a]	1,782	9,124
Vicor Corp.[a]	2,690	28,191

		22,022,741

32

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.81%
ADDvantage Technologies Group Inc.[a]	884	$1,671
Agilysys Inc.[a]	2,626	26,811
Amphenol Corp. Class A	52,382	3,028,727
Anixter International Inc.[a,b]	4,761	248,096
Applied DNA Sciences Inc.[a,b]	3,675	12,642
Arrow Electronics Inc.[a,b]	15,245	981,930
Avnet Inc.	22,191	983,061
AVX Corp.	7,959	100,045
Badger Meter Inc.	2,426	161,353
Belden Inc.	7,064	433,588
Benchmark Electronics Inc.[a]	8,546	196,985
CDW Corp./DE	25,212	1,046,298
Checkpoint Systems Inc.[a]	7,148	72,338
ClearSign Combustion Corp.[a]	1,889	7,537
Cognex Corp.	14,261	555,466
Coherent Inc.[a]	4,047	371,919
Control4 Corp.[a]	3,040	24,198
Corning Inc.	188,911	3,946,351
CPS Technologies Corp.[a,b]	1,361	2,341
CTS Corp.	5,499	86,554
CUI Global Inc.[a,b]	3,487	28,175
Daktronics Inc.	6,542	51,682
Data I/O Corp.[a]	1,277	3,295
Digital Ally Inc.[a]	768	3,802
Dolby Laboratories Inc. Class A	8,221	357,285
DTS Inc./CAa	2,960	64,469
Dynasil Corp. of America[a,b]	2,426	3,882
Echelon Corp.[a]	638	3,605
Electro Rent Corp.	2,990	27,687
Electro Scientific Industries Inc.[a]	4,663	33,340
Electro-Sensors Inc.[a]	222	757
eMagin Corp.[a,b]	3,858	6,906
ePlus Inc.[a]	946	76,162
Fabrinet[a]	5,039	163,012
FARO Technologies Inc.[a,b]	2,998	96,566
FEI Co.	6,918	615,771
Fitbit Inc.[a,b]	8,637	130,851
FLIR Systems Inc.	23,174	763,583
Frequency Electronics Inc.[a]	1,277	12,744
Giga-Tronics Inc.[a,b]	784	1,145
GSI Group Inc.[a]	5,335	75,544
ID Systems Inc.[a]	2,151	9,335
Identiv Inc.[a]	2,315	5,000
IEC Electronics Corp.[a]	1,784	8,028
II-VI Inc.[a]	8,831	191,721
Image Sensing Systems Inc.[a]	1,029	2,861
Ingram Micro Inc. Class A	25,133	902,526
Insight Enterprises Inc.[a]	6,271	179,601
Intellicheck Mobilisa Inc.[a,b]	1,429	2,286
IntriCon Corp.[a]	1,034	6,587
InvenSense Inc.[a]	13,456	113,030
IPG Photonics Corp.[a,b]	6,163	592,141
Iteris Inc.[a]	4,520	11,029
Itron Inc.[a]	6,366	265,590
Jabil Circuit Inc.	31,793	612,651
Kemet Corp.[a]	7,704	14,869
KEY Tronic Corp.[a]	1,718	12,284
Keysight Technologies Inc.[a]	28,567	792,449
Kimball Electronics Inc.[a]	3,737	41,742
Knowles Corp.[a,b]	14,910	196,514
LGL Group Inc. (The)[a]	257	846

Security	Shares	Value

LightPath Technologies Inc.[a]	2,265	$4,575
Littelfuse Inc.	3,791	466,710
LRAD Corp.	5,501	9,132
Luna Innovations Inc.[a]	5,818	6,109
Maxwell Technologies Inc.[a]	5,444	32,337
Mercury Systems Inc.[a]	5,587	113,416
Mesa Laboratories Inc.	583	56,172
Methode Electronics Inc.	6,446	188,481
Microvision Inc.[a,b]	8,509	15,912
MOCON Inc.	909	12,590
MTS Systems Corp.	2,476	150,665
Multi-Fineline Electronix Inc.[a]	1,524	35,372
NAPCO Security Technologies Inc.[a]	2,288	14,300
National Instruments Corp.	16,853	507,444
Neonode Inc.[a,b]	7,042	14,366
NetList Inc.[a,b]	7,277	9,969
Newport Corp.[a]	6,492	149,316
OSI Systems Inc.[a]	3,096	202,757
PAR Technology Corp.[a]	1,852	12,279
Park Electrochemical Corp.	3,398	54,402
PC Connection Inc.	3,091	79,779
PCM Inc.[a]	1,369	10,979
Perceptron Inc.[a,b]	1,632	7,915
Plexus Corp.[a]	5,606	221,549
QLogic Corp.[a]	14,154	190,230
RadiSys Corp.[a]	5,705	22,535
Research Frontiers Inc.[a]	3,283	14,970
RF Industries Ltd.	1,284	3,467
Richardson Electronics Ltd./U.S.	2,134	11,011
RMG Networks Holding Corp.[a]	2,106	2,464
Rofin-Sinar Technologies Inc.[a]	4,764	153,496
Rogers Corp.[a]	3,049	182,544
Sanmina Corp.[a]	13,226	309,224
ScanSource Inc.[a]	4,564	184,294
SigmaTron International Inc.[a]	869	5,396
Superconductor Technologies Inc.[a]	4,006	766
SYNNEX Corp.	4,836	447,765
Systemax Inc.[a]	1,806	15,839
Taitron Components Inc.[a]	679	644
TE Connectivity Ltd.	62,604	3,876,440
Tech Data Corp.[a]	5,837	448,106
Trimble Navigation Ltd.[a]	42,109	1,044,303
TTM Technologies Inc.[a]	10,993	73,103
Uni-Pixel Inc.[a,b]	5,018	4,617
Universal Display Corp.[a,b]	7,141	386,328
Universal Security Instruments Inc.[a,b]	501	2,029
VeriFone Systems Inc.[a]	19,262	543,959
Vicon Industries Inc.[a]	980	921
Vishay Intertechnology Inc.	22,802	278,412
Vishay Precision Group Inc.[a]	2,205	30,892
Wayside Technology Group Inc.	709	12,124
Wireless Telecom Group Inc.[a]	2,945	3,887
Zebra Technologies Corp. Class Aa	8,749	603,681

		29,999,237
ENERGY EQUIPMENT & SERVICES — 1.00%
Archrock Inc.	11,723	93,784
Aspen Aerogels Inc.[a]	2,892	13,014
Atwood Oceanics Inc.[b]	9,778	89,664
Baker Hughes Inc.	74,229	3,253,457
Basic Energy Services Inc.[a,b]	7,088	19,563
Bristow Group Inc.	5,825	110,209

33

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

C&J Energy Services Ltd.[a]	7,870	$11,097
Cameron International Corp.[a]	32,654	2,189,451
CARBO Ceramics Inc.[b]	3,266	46,377
Core Laboratories NVb	7,124	800,809
Dawson Geophysical Co.[a]	3,831	17,508
Diamond Offshore Drilling Inc.	10,894	236,727
Dril-Quip Inc.[a]	6,426	389,159
Eco Stim Energy Solutions Inc[a,b]	2,337	5,959
ENGlobal Corp.[a]	2,609	2,687
Ensco PLC Class Ab	39,591	410,559
Enservco Corp.[a,b]	4,251	2,466
Era Group Inc.[a]	3,226	30,260
Exterran Corp.[a]	5,834	90,194
Fairmount Santrol Holdings Inc.[a,b]	11,385	28,576
FMC Technologies Inc.[a]	38,291	1,047,642
Forum Energy Technologies Inc.[a,b]	11,014	145,385
Frank’s International NV	5,742	94,628
Geospace Technologies Corp.[a,b]	339	4,183
Glori Energy Inc.[a]	8,186	1,621
Gulf Island Fabrication Inc.	2,349	18,440
Gulfmark Offshore Inc. Class Aa	720	4,442
Halliburton Co.	145,061	5,181,579
Helix Energy Solutions Group Inc.[a]	16,742	93,755
Helmerich & Payne Inc.	18,140	1,065,181
Hornbeck Offshore Services Inc.[a,b]	5,403	53,652
Independence Contract Drilling Inc.[a]	2,623	12,512
ION Geophysical Corp.[a,b]	1,543	12,467
Key Energy Services Inc.[a]	26,008	9,607
Matrix Service Co.[a]	4,554	80,606
McDermott International Inc.[a,b]	40,376	165,138
Mitcham Industries Inc.[a]	2,118	6,481
Nabors Industries Ltd.	47,632	438,214
National Oilwell Varco Inc.	5,695	177,114
Natural Gas Services Group Inc.[a,b]	2,241	48,473
Newpark Resources Inc.[a]	14,178	61,249
Noble Corp. PLC	40,616	420,376
Oceaneering International Inc.	16,484	547,928
Oil States International Inc.[a]	8,582	270,505
Parker Drilling Co.[a,b]	21,354	45,270
Patterson-UTI Energy Inc.	24,707	435,337
PHI Inc.[a]	147	2,780
PHI Inc. NVS[a]	1,097	20,722
Pioneer Energy Services Corp.[a]	1,428	3,142
Profire Energy Inc.[a]	5,284	5,125
RigNet Inc.[a]	2,223	30,411
Rowan Companies PLC Class A	20,913	336,699
RPC Inc.[b]	10,224	144,976
SAExploration Holdings Inc.[a,b]	1,898	1,310
Schlumberger Ltd.	211,809	15,620,914
SEACOR Holdings Inc.[a,b]	2,621	142,713
Seventy Seven Energy Inc.[a,b]	9,205	5,340
Superior Drilling Products Inc.[a]	1,425	1,952
Superior Energy Services Inc.	25,312	338,928
Synthesis Energy Systems Inc.[a,b]	12,522	14,025
Tesco Corp.[b]	6,513	56,077
TETRA Technologies Inc.[a]	13,486	85,636
Tidewater Inc.	7,905	53,991
Transocean Ltd.[b]	57,393	524,572
U.S. Silica Holdings Inc.	8,921	202,685
Unit Corp.[a,b]	8,583	75,616
Weatherford International PLC[a]	149,354	1,161,974
Willbros Group Inc.[a]	7,380	15,719

		37,128,612

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.12%
Andersons Inc. (The)	4,462	$140,151
Casey’s General Stores Inc.	6,524	739,300
Chefs’ Warehouse Inc. (The)[a,b]	3,193	64,786
Costco Wholesale Corp.	74,301	11,708,352
CVS Health Corp.	185,692	19,261,831
Fairway Group Holdings Corp.[a,b]	5,373	1,881
Fresh Market Inc. (The)[a]	7,181	204,874
Ingles Markets Inc. Class A	2,241	84,038
Kroger Co. (The)	164,790	6,303,217
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,578	33,564
Performance Food Group Co.[a,b]	2,553	59,613
PriceSmart Inc.	3,274	276,915
Rite Aid Corp.[a]	175,990	1,434,318
Smart & Final Stores Inc.[a]	4,567	73,985
SpartanNash Co.	6,345	192,317
Sprouts Farmers Market Inc.[a,b]	24,325	706,398
SUPERVALU Inc.[a]	44,567	256,706
Sysco Corp.	88,991	4,158,549
United Natural Foods Inc.[a]	8,484	341,905
Village Super Market Inc. Class A	1,109	26,793
Wal-Mart Stores Inc.	265,212	18,164,370
Walgreens Boots Alliance Inc.	145,773	12,279,918
Weis Markets Inc.	2,161	97,375
Whole Foods Market Inc.	54,962	1,709,868

		78,321,024
FOOD PRODUCTS — 1.72%
Alico Inc.	528	14,578
Amplify Snack Brands Inc.[a,b]	2,527	36,187
Arcadia Biosciences Inc.[a,b]	1,788	4,971
Archer-Daniels-Midland Co.	100,474	3,648,211
B&G Foods Inc.	10,600	368,986
Blue Buffalo Pet Products Inc.[a,b]	5,628	144,414
Bridgford Foods Corp.[a]	520	6,417
Bunge Ltd.	23,934	1,356,340
Cal-Maine Foods Inc.[b]	5,287	274,448
Calavo Growers Inc.	2,472	141,052
Campbell Soup Co.	30,701	1,958,417
Coffee Holding Co. Inc.[a]	1,365	5,324
ConAgra Foods Inc.	73,597	3,283,898
Darling Ingredients Inc.[a]	27,717	365,033
Dean Foods Co.	15,302	265,031
Farmer Bros. Co.[a]	952	26,532
Flowers Foods Inc.	31,444	580,456
Fresh Del Monte Produce Inc.	5,596	235,424
Freshpet Inc.[a,b]	3,067	22,481
General Mills Inc.	100,487	6,365,851
Golden Enterprises Inc.	1,047	5,287
Hain Celestial Group Inc. (The)[a,b]	17,332	709,052
Hershey Co. (The)	24,117	2,220,935
Hormel Foods Corp.	46,078	1,992,413
Ingredion Inc.	12,322	1,315,866
Inventure Foods Inc.[a,b]	3,416	19,300
J&J Snack Foods Corp.	2,463	266,694
JM Smucker Co. (The)	20,354	2,642,763
John B Sanfilippo & Son Inc.	1,461	100,940
Kellogg Co.	42,527	3,255,442
Kraft Heinz Co. (The)	100,550	7,899,208
Lancaster Colony Corp.	3,248	359,131
Landec Corp.[a]	4,609	48,395

34

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Lifeway Foods Inc.[a]	896	$9,704
Limoneira Co.	2,122	32,254
McCormick & Co. Inc./MD	19,601	1,949,907
Mead Johnson Nutrition Co.	31,580	2,683,353
Mondelez International Inc. Class A	264,909	10,628,149
Omega Protein Corp.[a,b]	3,823	64,762
Pilgrim’s Pride Corp.[a]	10,797	274,244
Pinnacle Foods Inc.	18,400	822,112
Post Holdings Inc.[a]	10,908	750,143
RiceBran Technologies[a]	1,450	1,624
Rocky Mountain Chocolate Factory Inc.	856	8,706
S&W Seed Co.[a,b]	2,371	9,911
Sanderson Farms Inc.[b]	3,284	296,151
Seaboard Corp.[a]	49	147,148
Seneca Foods Corp. Class Aa	989	34,358
Seneca Foods Corp. Class Ba	117	4,474
Snyder’s-Lance Inc.	13,590	427,813
Tofutti Brands Inc.[a]	564	1,737
Tootsie Roll Industries Inc.[b]	3,098	108,237
TreeHouse Foods Inc.[a,b]	9,599	832,713
Tyson Foods Inc. Class A	49,784	3,318,601
WhiteWave Foods Co. (The)[a]	29,589	1,202,497

		63,548,075
GAS UTILITIES — 0.26%
AGL Resources Inc.	20,280	1,321,039
Atmos Energy Corp.	17,136	1,272,519
Chesapeake Utilities Corp.	2,535	159,629
Delta Natural Gas Co. Inc.	1,268	29,354
Gas Natural Inc.	1,745	13,628
Laclede Group Inc. (The)	7,257	491,662
National Fuel Gas Co.	14,234	712,412
New Jersey Resources Corp.	14,391	524,264
Northwest Natural Gas Co.	4,638	249,756
ONE Gas Inc.	8,757	535,053
Piedmont Natural Gas Co. Inc.	13,895	831,338
Questar Corp.	29,377	728,550
RGC Resources Inc.	710	15,350
South Jersey Industries Inc.	11,660	331,727
Southwest Gas Corp.	7,955	523,837
UGI Corp.	29,053	1,170,545
WGL Holdings Inc.	8,442	610,948

		9,521,611
HEALTH CARE EQUIPMENT & SUPPLIES — 2.35%
Abaxis Inc.	3,671	166,627
Abbott Laboratories	248,731	10,404,418
ABIOMED Inc.[a]	6,524	618,540
Accuray Inc.[a,b]	13,534	78,227
Aethlon Medical Inc.[a]	1,110	6,116
Akers Biosciences Inc.[a]	559	917
Alere Inc.[a]	14,465	732,074
Align Technology Inc.[a]	12,119	880,930
Alliqua BioMedical Inc.[a,b]	4,110	3,370
Alphatec Holdings Inc.[a]	10,968	2,632
Amedica Corp.[a,b]	1,832	2,840
Analogic Corp.	2,151	169,951
AngioDynamics Inc.[a]	4,570	56,165
Anika Therapeutics Inc.[a,b]	2,460	110,011
Antares Pharma Inc.[a]	24,858	21,629
Atossa Genetics Inc.[a]	8,086	2,782

Security	Shares	Value

AtriCure Inc.[a]	4,605	$77,502
Atrion Corp.	276	109,119
Avinger Inc.[a,b]	877	8,402
AxoGen Inc.[a]	4,052	21,719
Baxter International Inc.	92,857	3,814,566
Becton Dickinson and Co.	35,907	5,451,401
Biolase Inc.[a]	8,168	10,700
BioLife Solutions Inc.[a,b]	1,657	3,049
Boston Scientific Corp.[a]	228,508	4,298,235
Bovie Medical Corp.[a]	4,561	7,617
Cantel Medical Corp.	6,072	433,298
Capnia Inc.[a,b]	816	979
Cardica Inc.[a,b]	2,417	8,605
Cardiovascular Systems Inc.[a,b]	5,026	52,120
CAS Medical Systems Inc.[a,b]	4,454	6,325
Cerus Corp.[a,b]	16,376	97,110
Cesca Therapeutics Inc.	261	1,015
Chembio Diagnostics Inc.[a,b]	1,464	8,769
Cogentix Medical Inc.[a]	4,643	5,107
ConforMIS Inc.[a,b]	1,628	17,501
CONMED Corp.	4,255	178,455
Cooper Companies Inc. (The)	8,140	1,253,316
Corindus Vascular Robotics Inc.[a]	14,487	14,349
CR Bard Inc.	12,472	2,527,700
CryoLife Inc.	4,201	45,161
Cryoport Inc.[a,b]	1,380	2,967
Cutera Inc.[a]	2,365	26,606
Cynosure Inc. Class Aa	3,851	169,906
CytoSorbents Corp.[a]	2,942	11,533
Delcath Systems Inc.[a,b]	3,704	1,065
DENTSPLY SIRONA Inc.	41,087	2,532,192
Derma Sciences Inc.[a]	4,675	14,493
DexCom Inc.[a]	13,640	926,292
Echo Therapeutics Inc.[a,b]	1,581	2,134
Edwards Lifesciences Corp.[a]	36,328	3,204,493
Electromed Inc.[a,b]	856	3,552
EndoChoice Holdings Inc.[a]	1,324	6,898
Endologix Inc.[a,b]	12,189	101,900
Entellus Medical Inc.[a]	1,042	18,954
EnteroMedics Inc.[a,b]	1,023	989
ERBA Diagnostics Inc.[a]	3,345	3,412
Escalon Medical Corp.[a]	1,310	1,035
Exactech Inc.[a]	1,756	35,577
Fonar Corp.[a]	1,031	15,857
GenMark Diagnostics Inc.[a,b]	7,246	38,186
Glaukos Corp.[a,b]	1,039	17,518
Globus Medical Inc. Class Aa	11,975	284,406
Greatbatch Inc.[a,b]	4,161	148,298
Haemonetics Corp.[a]	8,554	299,219
Halyard Health Inc.[a]	7,851	225,559
Hansen Medical Inc.[a,b]	963	2,513
HeartWare International Inc.[a,b]	2,951	92,720
Hill-Rom Holdings Inc.	9,526	479,158
Hologic Inc.[a,b]	42,290	1,459,005
ICU Medical Inc.[a]	2,408	250,673
IDEXX Laboratories Inc.[a,b]	15,263	1,195,398
Inogen Inc.[a,b]	2,404	108,132
InspireMD Inc.[a,b]	1,030	520
Insulet Corp.[a]	9,556	316,877
Integra LifeSciences Holdings Corp.[a]	4,830	325,349
Intuitive Surgical Inc.[a]	6,350	3,816,667
Invacare Corp.	4,970	65,455
InVivo Therapeutics Holdings Corp.[a,b]	4,548	31,745

35

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Invuity Inc.[a,b]	711	$5,133
iRadimed Corp.[a]	802	15,366
Iridex Corp.[a,b]	1,376	14,063
K2M Group Holdings Inc.[a,b]	4,102	60,833
Kewaunee Scientific Corp.	262	4,362
Lantheus Holdings Inc.[a]	2,370	4,479
LDR Holding Corp.[a,b]	4,026	102,623
LeMaitre Vascular Inc.	2,199	34,128
LivaNova PLC[a,b]	7,139	385,363
Masimo Corp.[a]	7,666	320,745
Medovex Corp.[a,b]	2,482	2,606
Medtronic PLC	237,715	17,828,625
Meridian Bioscience Inc.	7,059	145,486
Merit Medical Systems Inc.[a]	7,369	136,253
MGC Diagnostics Corp.[a]	673	4,092
Milestone Scientific Inc.[a,b]	2,165	3,226
Misonix Inc.[a,b]	993	6,037
Natus Medical Inc.[a]	5,547	213,171
Neogen Corp.[a]	6,294	316,903
Nevro Corp.[a,b]	2,277	128,104
NuVasive Inc.[a]	8,189	398,395
Nuvectra Corp.	1,400	7,574
NxStage Medical Inc.[a]	9,773	146,497
Oncosec Medical Inc.[a]	3,066	7,818
OraSure Technologies Inc.[a]	9,537	68,953
Orthofix International NVa	3,171	131,660
Penumbra Inc.[a,b]	682	31,372
PhotoMedex Inc.[a,b]	2,292	1,238
Presbia PLC[a,b]	643	2,816
Pro-Dex Inc.[a,b]	492	1,870
Quidel Corp.[a,b]	4,873	84,108
ResMed Inc.	23,534	1,360,736
Retractable Technologies Inc.[a]	2,218	4,769
Rockwell Medical Inc.[a,b]	7,848	58,938
RTI Surgical Inc.[a]	10,110	40,440
SeaSpine Holdings Corp.[a,b]	1,535	22,472
Second Sight Medical Products Inc.[a,b]	2,250	10,868
Semler Scientific Inc.[a]	495	945
Sientra Inc.[a,b]	1,679	11,484
Skyline Medical Inc.[a,b]	974	168
Span-America Medical Systems Inc.	477	9,068
Spectranetics Corp. (The)[a,b]	7,157	103,920
St. Jude Medical Inc.	48,152	2,648,360
STAAR Surgical Co.[a,b]	4,838	35,753
Stereotaxis Inc.[a]	4,818	5,300
STERIS PLC	14,408	1,023,688
Strata Skin Sciences Inc.[a]	3,052	2,884
Stryker Corp.	53,059	5,692,700
Sunshine Heart Inc.[a,b]	3,770	3,167
SurModics Inc.[a,b]	2,253	41,478
Symmetry Surgical Inc.[a]	1,645	16,220
Tandem Diabetes Care Inc.[a,b]	3,387	29,501
TearLab Corp.[a,b]	5,537	3,488
Teleflex Inc.	7,020	1,102,210
TransEnterix Inc.[a,b]	10,365	44,051
Unilife Corp.[a,b]	22,918	15,584
Utah Medical Products Inc.	633	39,588
Varian Medical Systems Inc.[a]	16,356	1,308,807
Vascular Solutions Inc.[a]	2,986	97,135
Veracyte Inc.[a]	2,491	13,451
Vermillion Inc.[a]	4,168	6,127
VolitionRx Ltd.[a]	2,157	7,657
West Pharmaceutical Services Inc.	12,083	837,594

Security	Shares	Value

Wright Medical Group NVa	15,018	$249,299
Zeltiq Aesthetics Inc.[a,b]	5,427	147,397
Zimmer Biomet Holdings Inc.	30,408	3,242,405
Zosano Pharma Corp.[a]	1,502	3,455

		86,801,608
HEALTH CARE PROVIDERS & SERVICES — 2.56%
AAC Holdings Inc.[a,b]	1,420	28,102
Acadia Healthcare Co. Inc.[a,b]	12,651	697,197
Aceto Corp.	4,933	116,221
Adcare Health Systems Inc.	3,067	7,115
Addus HomeCare Corp.[a]	1,063	18,273
Adeptus Health Inc. Class Aa,b	2,083	115,690
Aetna Inc.	59,269	6,658,872
Air Methods Corp.[a,b]	6,083	220,326
Alliance HealthCare Services Inc.[a]	1,823	13,107
Almost Family Inc.[a]	1,430	53,253
Amedisys Inc.[a]	4,761	230,147
American Shared Hospital Services[a]	588	1,305
AmerisourceBergen Corp.	33,202	2,873,633
AMN Healthcare Services Inc.[a,b]	7,997	268,779
Amsurg Corp.[a]	9,015	672,519
Anthem Inc.	44,220	6,146,138
BioScrip Inc.[a,b]	11,894	25,453
BioTelemetry Inc.[a]	4,693	54,814
Birner Dental Management Services Inc.	96	931
Brookdale Senior Living Inc.[a]	31,029	492,741
Capital Senior Living Corp.[a,b]	4,717	87,359
Cardinal Health Inc.	55,799	4,572,728
Centene Corp.[a]	28,655	1,764,288
Chemed Corp.	2,901	392,940
Cigna Corp.	43,323	5,945,648
Civitas Solutions Inc.[a]	3,056	53,266
Community Health Systems Inc.[a]	19,854	367,498
CorVel Corp.[a]	1,709	67,369
Cross Country Healthcare Inc.[a,b]	5,541	64,442
DaVita HealthCare Partners Inc.[a]	28,002	2,054,787
Digirad Corp.	3,435	17,038
Diplomat Pharmacy Inc.[a,b]	5,864	160,674
Diversicare Healthcare Services Inc.	822	7,012
Ensign Group Inc. (The)	8,058	182,433
Envision Healthcare Holdings Inc.[a,b]	31,448	641,539
ExamWorks Group Inc.[a,b]	6,626	195,865
Express Scripts Holding Co.[a]	113,139	7,771,518
Five Star Quality Care Inc.[a,b]	7,885	18,057
Genesis Healthcare Inc.[a]	4,202	9,749
HCA Holdings Inc.[a]	51,753	4,039,322
HealthEquity Inc.[a,b]	5,816	143,481
HealthSouth Corp.	15,310	576,115
Healthways Inc.[a]	5,403	54,516
Henry Schein Inc.[a]	13,798	2,381,949
Hooper Holmes Inc.[a]	9,998	1,381
Humana Inc.	25,157	4,602,473
InfuSystems Holdings Inc.[a]	3,036	10,687
Joint Corp. (The)[a]	1,352	4,232
Kindred Healthcare Inc.	14,150	174,752
Laboratory Corp. of America Holdings[a]	17,270	2,022,835
Landauer Inc.	1,627	53,805
LHC Group Inc.[a]	2,219	78,908
LifePoint Health Inc.[a,b]	7,281	504,209
Magellan Health Inc.[a]	3,365	228,584
McKesson Corp.	38,667	6,080,386

36

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

MEDNAX Inc.[a,b]	15,817	$1,022,095
Molina Healthcare Inc.[a,b]	6,930	446,916
National Healthcare Corp.	1,826	113,760
National Research Corp. Class A	1,535	23,869
National Research Corp. Class B	194	6,823
Owens & Minor Inc.	10,517	425,097
Patterson Companies Inc.	14,082	655,235
PharMerica Corp.[a]	5,044	111,523
Premier Inc.[a]	7,294	243,328
Providence Service Corp. (The)[a]	2,175	111,077
Psychemedics Corp.	880	12,100
Quest Diagnostics Inc.	24,067	1,719,587
RadNet Inc.[a]	5,493	26,531
Select Medical Holdings Corp.	17,609	207,962
Sharps Compliance Corp.[a]	2,075	11,412
Surgery Partners Inc.[a,b]	2,462	32,646
Surgical Care Affiliates Inc.[a]	4,562	211,129
Team Health Holdings Inc.[a,b]	12,152	508,075
Teladoc Inc.[a,b]	1,514	14,534
Tenet Healthcare Corp.[a,b]	16,731	484,028
Triple-S Management Corp. Class Ba	4,002	99,490
Trupanion Inc.[a,b]	2,388	23,522
U.S. Physical Therapy Inc.	2,151	106,969
UnitedHealth Group Inc.	160,714	20,716,035
Universal American Corp./NY	9,429	67,323
Universal Health Services Inc. Class B	15,301	1,908,341
USMD Holdings Inc.[a]	268	2,881
VCA Inc.[a]	13,540	781,123
WellCare Health Plans Inc.[a]	7,371	683,660

		94,803,532
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	31,755	419,484
Arrhythmia Research Technology Inc.[a]	499	2,121
athenahealth Inc.[a,b]	6,500	902,070
Castlight Health Inc.[a,b]	7,067	23,533
Cerner Corp.[a,b]	51,280	2,715,789
Computer Programs & Systems Inc.	1,741	90,741
Connecture Inc.[a]	1,288	3,297
Evolent Health Inc.[a,b]	2,130	22,493
HealthStream Inc.[a]	4,067	89,840
HMS Holdings Corp.[a]	14,438	207,185
HTG Molecular Diagnostics Inc.[a]	873	2,505
Icad Inc.[a]	2,305	11,755
Imprivata Inc.[a]	2,426	30,640
IMS Health Holdings Inc.[a]	24,800	658,440
Inovalon Holdings Inc.[a,b]	8,225	152,327
Medidata Solutions Inc.[a]	9,345	361,745
Omnicell Inc.[a]	6,045	168,474
Press Ganey Holdings Inc.[a,b]	1,532	46,083
Quality Systems Inc.	7,403	112,822
Simulations Plus Inc.	1,724	15,223
Streamline Health Solutions Inc.[a]	3,946	5,564
Veeva Systems Inc.[a,b]	13,657	341,971
Vocera Communications Inc.[a]	4,048	51,612

		6,435,714
HOTELS, RESTAURANTS & LEISURE — 2.21%
Aramark	38,031	1,259,587
Ark Restaurants Corp.	295	6,077
Belmond Ltd.[a]	14,896	141,363

Security	Shares	Value

Biglari Holdings Inc.[a]	149	$55,385
BJ’s Restaurants Inc.[a]	3,412	141,837
Bloomin’ Brands Inc.	20,609	347,674
Bob Evans Farms Inc./DE	3,449	161,034
Bojangles’ Inc.[a]	1,377	23,423
Bowl America Inc.	565	7,910
Boyd Gaming Corp.[a,b]	13,454	277,960
Bravo Brio Restaurant Group Inc.[a]	2,457	19,042
Brinker International Inc.	10,066	462,533
Buffalo Wild Wings Inc.[a,b]	3,195	473,243
Caesars Entertainment Corp.[a,b]	7,125	48,450
Canterbury Park Holding Corp.	477	4,942
Carnival Corp.	76,306	4,026,668
Carrols Restaurant Group Inc.[a,b]	5,673	81,918
Century Casinos Inc.[a]	3,683	22,687
Chanticleer Holdings Inc.[a,b]	5,328	4,316
Cheesecake Factory Inc. (The)	7,672	407,306
Chipotle Mexican Grill Inc.[a]	5,075	2,390,173
Choice Hotels International Inc.	5,835	315,382
Churchill Downs Inc.	1,938	286,591
Chuy’s Holdings Inc.[a,b]	2,879	89,450
ClubCorp Holdings Inc.	10,939	153,584
Cosi Inc.[a,b]	9,354	7,951
Cracker Barrel Old Country Store Inc.[b]	4,012	612,512
Darden Restaurants Inc.	19,343	1,282,441
Dave & Buster’s Entertainment Inc.[a]	4,474	173,502
Del Frisco’s Restaurant Group Inc.[a]	3,990	66,154
Del Taco Restaurants Inc.[a]	4,494	46,423
Denny’s Corp.[a]	13,578	140,668
Diamond Resorts International Inc.[a,b]	8,970	217,971
DineEquity Inc.	2,889	269,919
Diversified Restaurant Holdings Inc.[a,b]	2,303	4,422
Domino’s Pizza Inc.	8,447	1,113,821
Dover Downs Gaming & Entertainment Inc.[a]	2,874	3,075
Dover Motorsports Inc.	2,914	6,615
Dunkin’ Brands Group Inc.[b]	15,625	737,031
El Pollo Loco Holdings Inc.[a,b]	3,480	46,423
Eldorado Resorts Inc.[a]	3,829	43,804
Empire Resorts Inc.[a,b]	514	7,016
Extended Stay America Inc.	11,394	185,722
Famous Dave’s of America Inc.[a]	1,057	6,437
Fiesta Restaurant Group Inc.[a,b]	4,553	149,247
Flanigan’s Enterprises Inc.	198	3,754
Fogo De Chao Inc.[a]	837	13,066
Full House Resorts Inc.[a]	3,263	4,699
Gaming Partners International Corp.[a]	704	6,934
Golden Entertainment Inc.[a]	1,512	16,390
Good Times Restaurants Inc.[a,b]	2,080	8,278
Habit Restaurants Inc. (The)[a,b]	2,075	38,657
Hilton Worldwide Holdings Inc.	88,123	1,984,530
Hyatt Hotels Corp. Class Aa,b	4,975	246,213
Ignite Restaurant Group Inc.[a,b]	1,334	4,322
International Speedway Corp. Class A	4,546	167,793
Interval Leisure Group Inc.	6,561	94,741
Intrawest Resorts Holdings Inc.[a]	3,197	27,334
Isle of Capri Casinos Inc.[a]	3,987	55,818
J Alexander’s Holdings Inc.[a]	2,527	26,685
Jack in the Box Inc.	6,078	388,202
Jamba Inc.[a,b]	2,887	35,683
Kona Grill Inc.[a,b]	1,726	22,352
Krispy Kreme Doughnuts Inc.[a]	10,508	163,820
La Quinta Holdings Inc.[a]	15,046	188,075
Las Vegas Sands Corp.	62,202	3,214,599

37

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Lindblad Expeditions Holdings Inc.[a]	3,089	$30,705
Luby’s Inc.[a]	3,655	17,727
Marcus Corp. (The)	3,192	60,488
Marriott International Inc./MD Class A	32,017	2,278,970
Marriott Vacations Worldwide Corp.	4,111	277,492
McDonald’s Corp.	152,409	19,154,763
MGM Resorts International[a]	79,568	1,705,938
Monarch Casino & Resort Inc.[a]	1,776	34,561
Morgans Hotel Group Co.[a,b]	5,392	7,441
Nathan’s Famous Inc.[a]	588	25,637
Nevada Gold & Casinos Inc.[a,b]	2,418	5,199
Noodles & Co.[a,b]	3,466	41,107
Norwegian Cruise Line Holdings Ltd.[a,b]	26,681	1,475,192
ONE Group Hospitality Inc. (The)[a,b]	2,582	7,643
Panera Bread Co. Class Aa	3,851	788,800
Papa John’s International Inc.	4,830	261,738
Papa Murphy’s Holdings Inc.[a,b]	1,697	20,279
Peak Resorts Inc.	2,091	7,109
Penn National Gaming Inc.[a]	12,064	201,348
Pinnacle Entertainment Inc.[a]	2,770	97,227
Planet Fitness Inc. Class Aa,b	2,411	39,155
Popeyes Louisiana Kitchen Inc.[a]	3,817	198,713
Potbelly Corp.[a]	4,075	55,461
Rave Restaurant Group Inc.[a,b]	1,327	7,060
RCI Hospitality Holdings Inc.	1,710	15,151
Red Lion Hotels Corp.[a]	3,391	28,586
Red Robin Gourmet Burgers Inc.[a]	2,349	151,440
Royal Caribbean Cruises Ltd.	28,825	2,367,974
Ruby Tuesday Inc.[a]	10,514	56,565
Ruth’s Hospitality Group Inc.	5,815	107,054
Scientific Games Corp. Class Aa,b	8,478	79,948
SeaWorld Entertainment Inc.	11,266	237,262
Shake Shack Inc. Class Aa,b	845	31,535
Six Flags Entertainment Corp.	14,339	795,671
Sonic Corp.	8,431	296,434
Speedway Motorsports Inc.	1,882	37,320
Starbucks Corp.	249,880	14,917,836
Starwood Hotels & Resorts Worldwide Inc.	28,443	2,372,999
Texas Roadhouse Inc.	10,551	459,813
Town Sports International Holdings Inc.[a]	4,624	13,271
Vail Resorts Inc.	6,187	827,202
Wendy’s Co. (The)	36,709	399,761
Wingstop Inc.[a,b]	1,086	24,630
Wyndham Worldwide Corp.	19,052	1,456,144
Wynn Resorts Ltd.	13,655	1,275,787
Yum! Brands Inc.	69,244	5,667,621
Zoe’s Kitchen Inc.[a,b]	3,241	126,367

		81,587,758
HOUSEHOLD DURABLES — 0.61%
Bassett Furniture Industries Inc.	1,716	54,672
Beazer Homes USA Inc.[a,b]	4,490	39,153
CalAtlantic Group Inc.	12,788	427,375
Cavco Industries Inc.[a]	1,426	133,274
Century Communities Inc.[a]	2,404	41,036
Comstock Holding Companies Inc.[a]	285	510
CSS Industries Inc.	1,496	41,783
CTI Industries Corp.[a]	230	1,474
Dixie Group Inc. (The)[a]	2,477	10,428
DR Horton Inc.	56,272	1,701,102
Emerson Radio Corp.[a,b]	3,250	2,730
Ethan Allen Interiors Inc.[b]	4,488	142,808

Security	Shares	Value

Flexsteel Industries Inc.	988	$43,156
Garmin Ltd.	19,833	792,527
GoPro Inc.[a,b]	13,222	158,135
Green Brick Partners Inc.[a]	4,571	34,694
Harman International Industries Inc.	11,944	1,063,494
Helen of Troy Ltd.[a,b]	4,729	490,350
Hooker Furniture Corp.	1,777	58,374
Hovnanian Enterprises Inc. Class Aa,b	21,307	33,239
Installed Building Products Inc.[a]	2,876	76,530
iRobot Corp.[a,b]	4,867	171,805
Jarden Corp.[a]	34,854	2,054,643
KB Home[b]	15,270	218,056
La-Z-Boy Inc.	8,501	227,317
Leggett & Platt Inc.	22,899	1,108,312
Lennar Corp. Class A	30,781	1,488,569
Lennar Corp. Class B	1,684	65,188
LGI Homes Inc.[a,b]	2,423	58,661
Libbey Inc.	3,715	69,099
Lifetime Brands Inc.	1,882	28,362
Live Ventures Inc.[a,b]	2,452	3,408
M/I Homes Inc.[a]	4,108	76,614
MDC Holdings Inc.	6,538	163,842
Meritage Homes Corp.[a]	6,234	227,292
Mohawk Industries Inc.[a]	10,831	2,067,638
NACCO Industries Inc. Class A	847	48,626
New Home Co. Inc. (The)[a,b]	2,309	28,308
Newell Rubbermaid Inc.	44,985	1,992,386
Nova Lifestyle Inc.[a]	3,258	3,812
NVR Inc.[a]	624	1,081,018
P&F Industries Inc. Class Ab	568	5,430
PulteGroup Inc.	53,379	998,721
Skullcandy Inc.[a]	2,992	10,651
Skyline Corp.[a]	1,690	15,666
Stanley Furniture Co. Inc.[a]	2,912	7,717
Taylor Morrison Home Corp. Class Aa	5,616	79,298
Tempur Sealy International Inc.[a]	10,431	634,100
Toll Brothers Inc.[a]	26,170	772,277
TopBuild Corp.[a]	6,339	188,522
TRI Pointe Group Inc.[a,b]	24,472	288,280
Tupperware Brands Corp.	8,512	493,526
Turtle Beach Corp.[a]	2,988	3,406
UCP Inc. Class Aa	1,391	11,184
Universal Electronics Inc.[a,b]	2,424	150,264
Vuzix Corp.[a,b]	2,321	12,371
WCI Communities Inc.[a]	3,170	58,899
Whirlpool Corp.	13,013	2,346,764
William Lyon Homes Class Aa,b	3,187	46,180
ZAGG Inc.[a]	4,888	44,041

		22,697,097
HOUSEHOLD PRODUCTS — 1.68%
Central Garden & Pet Co.[a]	1,731	28,285
Central Garden & Pet Co. Class Aa	5,554	90,475
Church & Dwight Co. Inc.	22,082	2,035,519
Clorox Co. (The)	21,956	2,767,773
Colgate-Palmolive Co.	150,932	10,663,346
Energizer Holdings Inc.	10,451	423,370
HRG Group Inc.[a]	20,627	287,334
Kimberly-Clark Corp.	61,028	8,208,876
Ocean Bio-Chem Inc.[a]	607	1,414
Oil-Dri Corp. of America	845	28,544
Orchids Paper Products Co.	1,565	43,053

38

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Procter & Gamble Co. (The)	448,347	$36,903,442
Spectrum Brands Holdings Inc.	4,604	503,125
WD-40 Co.	2,275	245,723

		62,230,279
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	113,207	1,335,843
American DG Energy Inc.[a]	4,810	1,491
Calpine Corp.[a]	55,242	838,021
Dynegy Inc.[a,b]	19,718	283,348
NRG Energy Inc.	52,864	687,761
NRG Yield Inc. Class A	5,813	78,882
NRG Yield Inc. Class C	10,491	149,392
Ormat Technologies Inc.	5,744	236,883
Pattern Energy Group Inc.	9,542	181,966
Talen Energy Corp.[a,b]	10,974	98,766
TerraForm Global Inc. Class A	8,451	20,113
TerraForm Power Inc.	12,640	109,336
U.S. Geothermal Inc.[a,b]	20,435	13,834
Vivint Solar Inc.[a,b]	3,389	8,981

		4,044,617
INDUSTRIAL CONGLOMERATES — 2.19%
3M Co.	102,270	17,041,250
Carlisle Companies Inc.	10,960	1,090,520
Danaher Corp.	100,938	9,574,979
General Electric Co.	1,577,093	50,135,786
Raven Industries Inc.	6,288	100,734
Roper Technologies Inc.	17,145	3,133,592

		81,076,861
INSURANCE — 2.85%
1347 Property Insurance Holdings Inc.[a]	922	5,477
Aflac Inc.	71,133	4,491,338
Alleghany Corp.[a]	2,584	1,282,181
Allied World Assurance Co. Holdings AG	15,238	532,416
Allstate Corp. (The)	64,069	4,316,328
American Equity Investment Life Holding Co.	10,731	180,281
American Financial Group Inc./OH	12,019	845,777
American Independence Corp.[a]	77	1,532
American International Group Inc.	194,219	10,497,537
American National Insurance Co.	1,480	170,940
AMERISAFE Inc.	3,201	168,181
AmTrust Financial Services Inc.	13,574	351,295
Aon PLC	45,746	4,778,170
Arch Capital Group Ltd.[a]	20,600	1,464,660
Argo Group International Holdings Ltd.	4,696	269,503
Arthur J Gallagher & Co.	29,671	1,319,766
Aspen Insurance Holdings Ltd.	10,233	488,114
Assurant Inc.	11,073	854,282
Assured Guaranty Ltd.	23,759	601,103
Atlantic American Corp.	628	2,795
Atlas Financial Holdings Inc.[a]	1,755	31,836
Axis Capital Holdings Ltd.	16,154	895,901
Baldwin & Lyons Inc. Class A	175	4,067
Baldwin & Lyons Inc. Class B	1,446	35,586
Blue Capital Reinsurance Holdings Ltd.	969	17,364
Brown & Brown Inc.	19,695	705,081
Chubb Ltd.	77,856	9,276,542
Cincinnati Financial Corp.	25,260	1,650,994

Security	Shares	Value

Citizens Inc./TXa,b	7,835	$56,725
CNA Financial Corp.	4,599	147,996
CNO Financial Group Inc.	31,190	558,925
Conifer Holdings Inc.[a,b]	712	4,649
Crawford & Co. Class A	3,013	18,138
Crawford & Co. Class B	2,148	13,919
Donegal Group Inc. Class A	1,312	18,867
eHealth Inc.[a]	2,948	27,682
EMC Insurance Group Inc.	1,401	35,936
Employers Holdings Inc.	5,208	146,553
Endurance Specialty Holdings Ltd.	10,303	673,198
Enstar Group Ltd.[a]	1,895	308,089
Erie Indemnity Co. Class A	4,022	374,006
Everest Re Group Ltd.[b]	7,230	1,427,419
FBL Financial Group Inc. Class A	1,649	101,446
Federated National Holding Co.	2,247	44,176
Fidelity & Guaranty Life	1,829	47,993
First Acceptance Corp.[a]	3,216	5,789
First American Financial Corp.	18,269	696,232
Genworth Financial Inc. Class Aa	69,965	191,004
Global Indemnity PLC[a]	1,511	47,037
Greenlight Capital Re Ltd. Class Aa,b	5,289	115,247
Hallmark Financial Services Inc.[a]	2,439	28,048
Hanover Insurance Group Inc. (The)	7,249	654,005
Hartford Financial Services Group Inc. (The)	67,183	3,095,793
HCI Group Inc.	1,534	51,082
Health Insurance Innovations Inc.[a,b]	1,422	8,688
Heritage Insurance Holdings Inc.	4,217	67,345
Horace Mann Educators Corp.	6,634	210,231
Independence Holding Co.	1,313	20,903
Infinity Property & Casualty Corp.	1,527	122,923
Investors Title Co.	216	19,671
James River Group Holdings Ltd.	2,357	76,037
Kemper Corp.	8,070	238,630
Kingstone Companies Inc.	927	7,657
Lincoln National Corp.	40,813	1,599,870
Loews Corp.	45,346	1,734,938
Maiden Holdings Ltd.	9,520	123,189
Markel Corp.[a]	2,351	2,096,081
Marsh & McLennan Companies Inc.	88,354	5,371,040
MBIA Inc.[a]	24,410	216,028
Mercury General Corp.	954	52,947
MetLife Inc.	185,706	8,159,922
National General Holdings Corp.	7,974	172,159
National Interstate Corp.	1,279	38,268
National Security Group Inc. (The)	249	3,742
National Western Life Group Inc.	316	72,879
Navigators Group Inc. (The)[a]	1,796	150,630
Old Republic International Corp.	40,937	748,328
OneBeacon Insurance Group Ltd. Class A	3,976	50,614
Patriot National Inc.[a,b]	1,664	12,813
Phoenix Companies Inc. (The)[a]	964	35,514
Primerica Inc.	8,089	360,203
Principal Financial Group Inc.	45,830	1,807,993
ProAssurance Corp.	8,891	449,885
Progressive Corp. (The)	99,261	3,488,032
Prudential Financial Inc.	75,519	5,453,982
Reinsurance Group of America Inc.	11,061	1,064,621
RenaissanceRe Holdings Ltd.	7,067	846,839
RLI Corp.	4,967	332,094
Safety Insurance Group Inc.	2,363	134,833
Selective Insurance Group Inc.	7,826	286,510
State Auto Financial Corp.	2,520	55,591

39

Schedule of Investments  (Continued)
iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

State National Companies Inc.	5,386	$67,864
Stewart Information Services Corp.	3,026	109,783
Third Point Reinsurance Ltd.[a,b]	9,599	109,141
Torchmark Corp.	19,248	1,042,472
Travelers Companies Inc. (The)	49,952	5,829,898
Unico American Corp.[a]	498	4,731
United Fire Group Inc.	3,464	151,792
United Insurance Holdings Corp.	3,073	59,032
Universal Insurance Holdings Inc.[b]	5,467	97,313
Unum Group	40,981	1,267,132
Validus Holdings Ltd.	13,726	647,730
White Mountains Insurance Group Ltd.	970	778,522
Willis Towers Watson PLC	23,439	2,781,272
WMIH Corp.[a,b]	17,180	40,201
WR Berkley Corp.	16,592	932,470
XL Group PLC	49,232	1,811,738

		105,551,722
INTERNET & CATALOG RETAIL — 1.68%
1-800-Flowers.com Inc. Class Aa	5,261	41,457
Amazon.com Inc.[a]	65,253	38,736,791
Blue Nile Inc.	1,881	48,361
CafePress Inc.[a]	1,328	4,900
Duluth Holdings Inc.[a]	1,586	30,911
Etsy Inc.[a,b]	2,885	25,100
Expedia Inc.	20,085	2,165,565
FTD Companies Inc.[a]	3,126	82,057
Gaiam Inc. Class Aa	3,028	19,379
Groupon Inc.[a,b]	74,026	295,364
HSN Inc.	5,412	283,102
JRjr33 Inc.[b]	2,225	2,225
Lands’ End Inc.[a,b]	2,913	74,311
Liberty TripAdvisor Holdings Inc. Class Aa	11,306	250,541
Netflix Inc.[a]	72,289	7,390,104
NutriSystem Inc.	4,876	101,762
Overstock.com Inc.[a,b]	2,610	37,532
PetMed Express Inc.	3,339	59,801
Priceline Group Inc. (The)[a]	8,400	10,827,264
Shutterfly Inc.[a]	6,139	284,665
TripAdvisor Inc.[a]	19,499	1,296,683
U.S. Auto Parts Network Inc.[a]	2,870	7,347
Wayfair Inc. Class Aa,b	4,086	176,597

		62,241,819
INTERNET SOFTWARE & SERVICES — 3.93%
Actua Corp.[a]	6,282	56,852
Akamai Technologies Inc.[a]	29,963	1,665,044
Alarm.com Holdings Inc.[a]	1,296	30,715
Alphabet Inc. Class Aa	49,445	37,721,590
Alphabet Inc. Class Ca	50,220	37,411,389
Amber Road Inc.[a,b]	2,197	11,886
Angie’s List Inc.[a,b]	7,416	59,847
Apigee Corp.[a,b]	1,013	8,418
Appfolio Inc.[a,b]	1,103	13,501
ARI Network Services Inc.[a,b]	2,243	9,847
Autobytel Inc.[a]	1,497	25,988
Bankrate Inc.[a]	9,646	88,454
Bazaarvoice Inc.[a]	11,078	34,896
Benefitfocus Inc.[a,b]	2,223	74,137
Blucora Inc.[a]	7,007	36,156
Box Inc. Class Aa,b	6,311	77,373

Security	Shares	Value

Brightcove Inc.[a]	5,653	$35,275
BroadVision Inc.[a]	764	5,921
Carbonite Inc.[a]	3,216	25,631
Care.com Inc.[a,b]	2,325	14,299
ChannelAdvisor Corp.[a,b]	3,991	44,899
comScore Inc.[a,b]	7,904	237,436
Cornerstone OnDemand Inc.[a,b]	8,179	268,026
CoStar Group Inc.[a]	5,478	1,030,795
Cvent Inc.[a]	3,949	84,509
Demand Media Inc.[a]	2,326	11,630
Demandware Inc.[a,b]	5,622	219,820
Determine Inc.[a]	1,388	2,568
DHI Group Inc.[a]	7,096	57,265
DraftDay Fantasy Sports Inc.[a]	830	199
EarthLink Holdings Corp.	17,444	98,907
eBay Inc.[a]	183,649	4,381,865
eGain Corp.[a]	3,137	11,136
Endurance International Group Holdings Inc.[a,b]	10,583	111,439
Envestnet Inc.[a,b]	6,252	170,054
Everyday Health Inc.[a]	3,933	22,025
Facebook Inc. Class Aa	387,898	44,259,162
Five9 Inc.[a]	4,553	40,476
Glowpoint Inc.[a]	2,568	950
GoDaddy Inc. Class Aa,b	3,892	125,828
Gogo Inc.[a]	8,071	88,862
GrubHub Inc.[a,b]	13,194	331,565
GTT Communications Inc.[a]	4,154	68,707
Hortonworks Inc.[a,b]	5,569	62,930
IAC/InterActiveCorp	12,922	608,368
inContact Inc.[a,b]	10,359	92,091
Instructure Inc.[a,b]	1,756	31,503
Internap Corp.[a]	9,507	25,954
IntraLinks Holdings Inc.[a]	6,836	53,868
Inuvo Inc.[a]	3,954	6,999
iPass Inc.[a]	9,318	10,250
Issuer Direct Corp.	318	1,771
j2 Global Inc.	7,782	479,216
Limelight Networks Inc.[a]	11,064	20,026
LinkedIn Corp. Class Aa	19,486	2,228,224
Liquidity Services Inc.[a]	700	3,626
LivePerson Inc.[a]	8,210	48,028
LogMeIn Inc.[a,b]	4,164	210,115
Marchex Inc. Class B	4,821	21,453
Marin Software Inc.[a]	4,461	13,472
Marketo Inc.[a]	6,231	121,941
Match Group Inc.[a]	6,794	75,142
MaxPoint Interactive Inc.[a,b]	1,607	2,844
MeetMe Inc.[a]	7,051	20,025
Monster Worldwide Inc.[a,b]	15,565	50,742
Net Element Inc.[a,b]	4,129	1,308
New Relic Inc.[a,b]	3,395	88,542
NIC Inc.	10,275	185,258
Onvia Inc.[a]	1,330	4,655
OPOWER Inc.[a,b]	4,486	30,550
Pandora Media Inc.[a,b]	36,933	330,550
Q2 Holdings Inc.[a,b]	3,920	94,237
QuinStreet Inc.[a]	6,064	20,739
Qumu Corp.[a]	2,084	9,607
Quotient Technology Inc.[a,b]	11,128	117,957
Rackspace Hosting Inc.[a]	19,199	414,506
RealNetworks Inc.[a]	4,258	17,287
Reis Inc.	1,573	37,044
Remark Media Inc.[a,b]	2,516	11,901

40

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

RetailMeNot Inc.[a,b]	6,289	$50,375
Rightside Group Ltd.[a]	1,880	15,134
Rocket Fuel Inc.[a]	5,007	15,772
Sajan Inc.[a]	934	3,456
SciQuest Inc.[a]	4,759	66,055
SharpSpring Inc.[a]	1,003	3,510
Shutterstock Inc.[a,b]	3,274	120,254
Spark Networks Inc.[a]	4,505	10,001
SPS Commerce Inc.[a]	2,868	123,152
Stamps.com Inc.[a]	2,483	263,893
Support.com Inc.[a]	10,503	9,033
Synacor Inc.[a]	4,531	6,343
TechTarget Inc.[a]	3,011	22,342
Travelzoo Inc.[a]	1,286	10,442
Tremor Video Inc.[a]	5,606	9,867
TrueCar Inc.[a]	10,159	56,789
Twitter Inc.[a,b]	99,952	1,654,206
United Online Inc.[a]	2,503	28,885
Unwired Planet Inc.[a]	1,543	15,199
VeriSign Inc.[a,b]	16,160	1,430,806
Web.com Group Inc.[a]	8,595	170,353
WebMD Health Corp.[a,b]	6,312	395,321
Xactly Corp.[a]	1,295	8,871
XO Group Inc.[a]	3,970	63,718
Yahoo! Inc.[a]	147,293	5,421,855
Yelp Inc.[a,b]	9,357	186,017
YuMe Inc.[a]	3,119	11,665
Zillow Group Inc. Class Aa,b	7,386	188,712
Zillow Group Inc. Class Ca,b	17,445	413,970

		145,404,067
IT SERVICES — 3.66%
Accenture PLC Class A	106,081	12,241,747
Acxiom Corp.[a]	13,171	282,386
Alliance Data Systems Corp.[a]	10,046	2,210,120
Automatic Data Processing Inc.	77,475	6,950,282
Black Knight Financial Services Inc. Class Aa,b	3,034	94,145
Blackhawk Network Holdings Inc.[a]	9,246	317,138
Booz Allen Hamilton Holding Corp.	19,176	580,649
Broadridge Financial Solutions Inc.	19,924	1,181,692
CACI International Inc. Class Aa	4,053	432,455
Cardtronics Inc.[a,b]	7,625	274,424
Cartesian Inc.[a]	907	1,841
Cass Information Systems Inc.	1,562	81,771
CIBER Inc.[a]	12,189	25,719
Cognizant Technology Solutions Corp. Class Aa	102,962	6,455,717
Computer Sciences Corp.	23,271	800,290
Computer Task Group Inc.	2,561	13,087
Convergys Corp.	16,440	456,539
CoreLogic Inc./U.S.[a]	14,862	515,711
CSG Systems International Inc.	5,513	248,967
CSP Inc.	560	3,360
CSRA Inc.	23,115	621,794
Datalink Corp.[a]	3,758	34,348
DST Systems Inc.	5,483	618,318
Edgewater Technology Inc.[a]	2,069	16,118
EPAM Systems Inc.[a,b]	7,070	527,917
Euronet Worldwide Inc.[a]	8,488	629,046
Everi Holdings Inc.[a,b]	11,337	25,962
EVERTEC Inc.	10,788	150,816
ExlService Holdings Inc.[a]	5,545	287,231
Fidelity National Information Services Inc.	46,701	2,956,640

Security	Shares	Value

First Data Corp. Class Aa,b	30,209	$390,904
Fiserv Inc.[a]	37,764	3,873,831
FleetCor Technologies Inc.[a]	13,216	1,965,880
Forrester Research Inc.	1,675	56,297
Gartner Inc.[a]	13,994	1,250,364
Genpact Ltd.[a]	26,109	709,904
Global Payments Inc.	21,903	1,430,266
Hackett Group Inc. (The)	4,161	62,914
Heartland Payment Systems Inc.	6,209	599,603
Higher One Holdings Inc.[a]	6,358	24,860
Information Services Group Inc.[a]	5,388	21,175
Innodata Inc.[a]	4,538	10,256
InterCloud Systems Inc.[a]	5,033	4,781
International Business Machines Corp.	149,422	22,629,962
Jack Henry & Associates Inc.	13,444	1,136,959
JetPay Corp.[a,b]	1,431	3,377
Leidos Holdings Inc.	10,844	545,670
Lionbridge Technologies Inc.[a]	10,079	51,000
ManTech International Corp./VA Class A	4,084	130,647
MasterCard Inc. Class A	165,709	15,659,501
Mattersight Corp.[a]	2,501	10,029
MAXIMUS Inc.	11,004	579,251
ModusLink Global Solutions Inc.[a]	7,863	11,559
MoneyGram International Inc.[a,b]	4,960	30,355
NCI Inc. Class A	1,071	15,005
NeuStar Inc. Class Aa,b	4,411	108,511
Paychex Inc.	54,571	2,947,380
Payment Data Systems Inc.[a,b]	787	1,354
PayPal Holdings Inc.[a]	188,032	7,258,035
Perficient Inc.[a]	6,057	131,558
PFSweb Inc.[a,b]	2,432	31,908
Planet Payment Inc.[a]	7,346	25,931
PRGX Global Inc.[a]	4,159	19,630
Sabre Corp.	34,935	1,010,320
Science Applications International Corp.	6,984	372,527
ServiceSource International Inc.[a,b]	9,741	41,497
Square Inc.[a,b]	5,530	84,498
StarTek Inc.[a]	2,117	8,891
Sykes Enterprises Inc.[a]	6,501	196,200
Syntel Inc.[a]	5,394	269,322
Sysorex Global Holdings Corp.[a,b]	5,448	3,269
TeleTech Holdings Inc.	2,875	79,810
Teradata Corp.[a,b]	22,324	585,782
Total System Services Inc.	28,482	1,355,174
Travelport Worldwide Ltd.	17,449	238,353
Unisys Corp.[a,b]	8,474	65,250
Vantiv Inc. Class Aa	26,256	1,414,673
Virtusa Corp.[a]	4,604	172,466
Visa Inc. Class A	324,404	24,810,418
Western Union Co. (The)	84,975	1,639,168
WEX Inc.[a]	6,465	538,922
WidePoint Corp.[a]	13,339	8,003
Xerox Corp.	160,102	1,786,738

		135,446,168
LEISURE PRODUCTS — 0.18%
Arctic Cat Inc.	2,269	38,119
Black Diamond Inc.[a]	4,114	18,595
Brunswick Corp./DE	15,269	732,607
Callaway Golf Co.	15,145	138,122
Escalade Inc.	1,584	18,644
Hasbro Inc.	18,888	1,512,929

41

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

JAKKS Pacific Inc.[a,b]	2,633	$19,590
Johnson Outdoors Inc. Class A	1,007	22,376
LeapFrog Enterprises Inc.[a]	11,071	11,016
Malibu Boats Inc. Class Aa	3,098	50,807
Marine Products Corp.	1,788	13,571
Mattel Inc.	58,039	1,951,271
MCBC Holdings Inc.[a]	1,036	14,587
Nautilus Inc.[a,b]	4,828	93,277
Polaris Industries Inc.	10,259	1,010,306
Smith & Wesson Holding Corp.[a,b]	9,225	245,569
Sturm Ruger & Co. Inc.	3,153	215,602
Summer Infant Inc.[a]	2,155	3,771
Vista Outdoor Inc.[a]	10,440	541,940

		6,652,699
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Accelerate Diagnostics Inc.[a,b]	4,571	65,685
Affymetrix Inc.[a,b]	13,498	189,107
Agilent Technologies Inc.	55,723	2,220,562
Albany Molecular Research Inc.[a,b]	4,583	70,074
Bio-Rad Laboratories Inc. Class Aa	3,444	470,864
Bio-Techne Corp.	6,268	592,451
Bioanalytical Systems Inc.[a,b]	1,011	1,112
Bruker Corp.	18,546	519,288
Cambrex Corp.[a,b]	5,349	235,356
Charles River Laboratories International Inc.[a]	7,854	596,433
CombiMatrix Corp.[a]	92	332
Enzo Biochem Inc.[a]	7,027	31,973
Fluidigm Corp.[a,b]	4,856	39,188
Harvard Bioscience Inc.[a,b]	4,984	15,052
Illumina Inc.[a,b]	24,903	4,037,025
INC Research Holdings Inc.[a]	5,425	223,564
Luminex Corp.[a]	6,441	124,955
Mettler-Toledo International Inc.[a]	4,539	1,564,866
NanoString Technologies Inc.[a,b]	2,125	32,343
NeoGenomics Inc.[a]	8,511	57,364
Pacific Biosciences of California Inc.[a]	10,405	88,443
PAREXEL International Corp.[a]	8,913	559,112
PerkinElmer Inc.	18,856	932,618
PRA Health Sciences Inc.[a,b]	3,304	141,279
pSivida Corp.[a]	5,284	14,161
Quintiles Transnational Holdings Inc.[a]	16,102	1,048,240
Sequenom Inc.[a,b]	20,515	28,926
Thermo Fisher Scientific Inc.	67,115	9,502,813
Transgenomic Inc.[a,b]	2,605	1,520
VirtualScopics Inc.[a]	318	1,278
VWR Corp.[a,b]	9,587	259,424
WaferGen Bio-Systems Inc.[a,b]	4,165	2,666
Waters Corp.[a]	13,701	1,807,436

		25,475,510
MACHINERY — 1.63%
Accuride Corp.[a]	7,147	11,078
Actuant Corp. Class A	10,091	249,349
AGCO Corp.	11,820	587,454
Alamo Group Inc.	1,579	87,966
Albany International Corp. Class A	4,826	181,409
Allison Transmission Holdings Inc.	28,708	774,542
Altra Industrial Motion Corp.	4,478	124,399
American Railcar Industries Inc.[b]	1,510	61,502
ARC Group Worldwide Inc.[a,b]	1,313	3,283

Security	Shares	Value

Art’s-Way Manufacturing Co. Inc.	304	$879
Astec Industries Inc.	3,182	148,504
Barnes Group Inc.	8,675	303,885
Blount International Inc.[a]	8,084	80,678
Blue Bird Corp.[a]	1,052	11,414
Briggs & Stratton Corp.	7,372	176,338
Caterpillar Inc.	98,472	7,537,047
Chart Industries Inc.[a]	5,256	114,160
Chicago Rivet & Machine Co.	125	3,055
CIRCOR International Inc.	2,868	133,047
CLARCOR Inc.	8,451	488,383
Colfax Corp.[a]	16,860	482,027
Columbus McKinnon Corp./NY	3,379	53,253
Commercial Vehicle Group Inc.[a]	4,482	11,877
Crane Co.	8,235	443,537
Cummins Inc.	27,385	3,010,707
Deere & Co.	50,729	3,905,626
Donaldson Co. Inc.	20,711	660,888
Douglas Dynamics Inc.	3,842	88,020
Dover Corp.	26,083	1,677,919
Dynamic Materials Corp.	2,260	14,645
Eastern Co. (The)	951	15,615
Energy Recovery Inc.[a]	6,049	62,547
EnPro Industries Inc.	3,750	216,300
ESCO Technologies Inc.	4,262	166,133
ExOne Co. (The)[a,b]	1,728	22,706
Federal Signal Corp.	10,439	138,421
Flowserve Corp.	22,036	978,619
FreightCar America Inc.	2,184	34,027
Gencor Industries Inc.[a]	906	13,246
Global Brass & Copper Holdings Inc.	3,725	92,939
Gorman-Rupp Co. (The)	3,200	82,976
Graco Inc.	9,420	790,903
Graham Corp.	1,720	34,245
Greenbrier Companies Inc. (The)[b]	4,472	123,606
Hardinge Inc.	2,322	28,955
Harsco Corp.	13,468	73,401
Hillenbrand Inc.	10,516	314,954
Hurco Companies Inc.	1,077	35,530
Hyster-Yale Materials Handling Inc.	1,564	104,162
IDEX Corp.	12,839	1,064,096
Illinois Tool Works Inc.	55,423	5,677,532
Ingersoll-Rand PLC	43,396	2,690,986
Intelligent Systems Corp.	846	3,046
ITT Corp.	15,046	555,047
Jason Industries Inc.[a]	2,952	10,332
John Bean Technologies Corp.	4,869	274,660
Joy Global Inc.	16,451	264,368
Kadant Inc.	1,771	79,978
Kennametal Inc.	13,404	301,456
Key Technology Inc.[a]	876	5,974
LB Foster Co. Class A	1,717	31,181
Lincoln Electric Holdings Inc.	11,086	649,307
Lindsay Corp.[b]	1,841	131,834
Liqtech International Inc.[a,b]	4,806	3,412
LS Starrett Co. (The) Class A	1,029	10,650
Lydall Inc.[a]	2,931	95,316
Manitex International Inc.[a,b]	2,523	13,195
Manitowoc Co. Inc. (The)	21,500	93,095
Manitowoc Foodservice Inc.	22,965	338,504
Meritor Inc.[a,b]	15,655	126,179
MFRI Inc.[a]	1,276	8,932
Middleby Corp. (The)[a]	9,618	1,026,914

42

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Milacron Holdings Corp.[a,b]	2,546	$41,984
Miller Industries Inc./TN	1,885	38,228
Mueller Industries Inc.	9,590	282,138
Mueller Water Products Inc. Class A	26,973	266,493
Navistar International Corp.[a,b]	11,190	140,099
NN Inc.	4,579	62,641
Nordson Corp.	9,080	690,443
Omega Flex Inc.	929	32,311
Oshkosh Corp.	12,594	514,717
PACCAR Inc.	59,481	3,253,016
Parker-Hannifin Corp.	22,897	2,543,399
Pentair PLC	30,955	1,679,618
Proto Labs Inc.[a]	3,960	305,276
RBC Bearings Inc.[a]	3,940	288,644
Rexnord Corp.[a,b]	16,836	340,424
Snap-on Inc.	9,954	1,562,678
SPX Corp.	6,918	103,908
SPX FLOW Inc.[a]	6,956	174,457
Standex International Corp.	2,197	170,949
Stanley Black & Decker Inc.	25,842	2,718,837
Sun Hydraulics Corp.	4,182	138,801
Supreme Industries Inc. Class A	1,855	16,398
Taylor Devices Inc.[a]	581	8,488
Tennant Co.	3,039	156,448
Terex Corp.	18,235	453,687
Timken Co. (The)	12,090	404,894
Titan International Inc.	7,641	41,109
Toro Co. (The)	9,270	798,332
TriMas Corp.[a]	7,667	134,326
Trinity Industries Inc.	25,629	469,267
Twin Disc Inc.	1,662	16,836
Wabash National Corp.[a]	11,151	147,193
WABCO Holdings Inc.[a]	8,930	954,796
Wabtec Corp./DE	15,579	1,235,259
Watts Water Technologies Inc. Class A	4,735	261,041
Woodward Inc.	9,552	496,895
WSI Industries Inc.	828	2,790
Xerium Technologies Inc.[a]	1,834	9,574
Xylem Inc./NY	30,160	1,233,544

		60,402,088
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a]	2,423	1,551
Kirby Corp.[a]	9,019	543,756
Matson Inc.	7,288	292,759
Pangaea Logistics Solutions Ltd.[a]	1,618	3,721
Rand Logistics Inc.[a,b]	3,750	3,562

		845,349
MEDIA — 3.17%
A H Belo Corp. Class A	3,427	16,484
AMC Entertainment Holdings Inc. Class A	3,704	103,675
AMC Networks Inc. Class Aa	10,250	665,635
Ballantyne Strong Inc.[a]	2,256	10,355
Beasley Broadcast Group Inc. Class A	783	2,748
Cable One Inc.	756	330,470
Cablevision Systems Corp. Class A	37,406	1,234,398
Carmike Cinemas Inc.[a]	4,127	123,975
CBS Corp. Class A	1,332	78,468
CBS Corp. Class B NVS	71,429	3,935,024
Central European Media Enterprises Ltd. Class Aa,b	12,777	32,581

Security	Shares	Value

Charter Communications Inc. Class Aa,b	12,971	$2,625,720
Cinedigm Corp.[a]	16,860	3,493
Cinemark Holdings Inc.	17,675	633,295
Clear Channel Outdoor Holdings Inc. Class A	5,857	27,528
Comcast Corp. Class A	411,270	25,120,372
Crown Media Holdings Inc. Class Aa	6,308	32,045
Cumulus Media Inc. Class Aa	29,881	13,874
Daily Journal Corp.[a]	133	26,027
Discovery Communications Inc. Class Aa,b	25,175	720,760
Discovery Communications Inc. Class C NVS[a,b]	40,307	1,088,289
DISH Network Corp. Class Aa	38,493	1,780,686
DreamWorks Animation SKG Inc. Class Aa,b	11,938	297,853
Emmis Communications Corp.[a]	5,620	3,268
Entercom Communications Corp. Class Aa	4,113	43,516
Entravision Communications Corp. Class A	9,564	71,156
EW Scripps Co. (The) Class A	8,916	139,000
Gannett Co. Inc.	19,278	291,869
Global Eagle Entertainment Inc.[a,b]	7,932	67,581
Gray Television Inc.[a,b]	11,307	132,518
Harte-Hanks Inc.	7,942	20,093
Hemisphere Media Group Inc.[a,b]	1,742	22,872
Insignia Systems Inc.[a]	2,153	6,136
Interpublic Group of Companies Inc. (The)	68,328	1,568,128
John Wiley & Sons Inc. Class A	8,185	400,165
Journal Media Group Inc.	2,666	31,885
Lee Enterprises Inc./IAa,b	9,488	17,078
Liberty Broadband Corp. Class Aa,b	4,127	240,026
Liberty Broadband Corp. Class Ca,b	11,046	640,116
Liberty Global PLC Series Aa	42,565	1,638,752
Liberty Global PLC Series C NVS[a,b]	98,391	3,695,566
Liberty Media Corp. Class Aa	16,684	644,503
Liberty Media Corp. Class Ca	33,148	1,262,607
Lions Gate Entertainment Corp.	16,162	353,140
Live Nation Entertainment Inc.[a]	24,504	546,684
Loral Space & Communications Inc.[a,b]	2,224	78,129
Madison Square Garden Co. (The)[a]	3,396	564,959
McClatchy Co. (The) Class Aa	10,172	10,681
Media General Inc.[a,b]	15,894	259,231
Meredith Corp.	6,341	301,197
MSG Networks Inc. Class Aa	10,288	177,880
National CineMedia Inc.	10,352	157,454
New Media Investment Group Inc.	6,640	110,490
New York Times Co. (The) Class A	20,784	258,969
News Corp. Class A	64,149	819,183
News Corp. Class B	18,150	240,487
Nexstar Broadcasting Group Inc. Class A	5,069	224,405
NTN Buzztime Inc.[a]	15,353	2,303
Omnicom Group Inc.	40,722	3,389,292
Radio One Inc. Class Da	5,050	7,222
ReachLocal Inc.[a,b]	2,285	4,090
Reading International Inc. Class Aa,b	2,868	34,359
Regal Entertainment Group Class Ab	11,326	239,432
Saga Communications Inc. Class A	835	33,450
Salem Media Group Inc. Class A	2,245	12,931
Scholastic Corp.	4,537	169,548
Scripps Networks Interactive Inc. Class A	15,904	1,041,712
Sinclair Broadcast Group Inc. Class A	11,729	360,667
Sirius XM Holdings Inc.[a,b]	360,223	1,422,881
Sizmek Inc.[a]	3,670	10,643
Spanish Broadcasting System Inc.[a]	552	1,849
SPAR Group Inc.[a]	1,039	1,008
Starz Series Aa	13,964	367,672
TEGNA Inc.	37,264	874,213

43

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Time Inc.	18,410	$284,250
Time Warner Cable Inc.	47,828	9,786,565
Time Warner Inc.	133,814	9,708,206
Townsquare Media Inc. Class Aa	1,750	19,617
Tribune Media Co.	13,454	515,961
Tribune Publishing Co.	3,753	28,973
Twenty-First Century Fox Inc. Class A	189,568	5,285,156
Twenty-First Century Fox Inc. Class B	72,494	2,044,331
Viacom Inc. Class A	1,743	78,958
Viacom Inc. Class B NVS	58,452	2,412,899
Walt Disney Co. (The)	253,733	25,198,224
World Wrestling Entertainment Inc. Class Ab	5,746	101,474
Xcel Brands Inc.[a]	315	1,827

		117,383,192
METALS & MINING — 0.41%
A. M. Castle & Co.[a,b]	3,019	8,151
AK Steel Holding Corp.[a,b]	30,300	125,139
Alcoa Inc.	223,566	2,141,762
Allegheny Technologies Inc.	18,348	299,072
Ampco-Pittsburgh Corp.	1,504	20,921
Carpenter Technology Corp.	8,188	280,275
Century Aluminum Co.[a]	8,417	59,340
Cliffs Natural Resources Inc.[a,b]	24,528	73,584
Coeur Mining Inc.[a]	23,164	130,182
Commercial Metals Co.[b]	19,601	332,629
Compass Minerals International Inc.	5,642	399,792
Comstock Mining Inc.[a]	21,396	7,917
Freeport-McMoRan Inc.[b]	213,118	2,203,640
Friedman Industries Inc.	1,313	7,116
General Moly Inc.[a]	17,146	5,825
Gerber Scientific Inc. Escrow[a]	664	7
Gold Resource Corp.	9,527	22,198
Golden Minerals Co.[a,b]	16,473	7,413
Handy & Harman Ltd.[a]	554	15,152
Haynes International Inc.	2,154	78,621
Hecla Mining Co.	63,980	177,864
Kaiser Aluminum Corp.	3,021	255,395
Materion Corp.	3,345	88,576
McEwen Mining Inc.	38,176	71,771
Mines Management Inc.[a,b]	4,124	1,980
Newmont Mining Corp.	89,021	2,366,178
Nucor Corp.	53,798	2,544,645
Olympic Steel Inc.	1,597	27,644
Paramount Gold Nevada Corp.[a]	1,083	1,560
Pershing Gold Corp.[a]	3,065	12,107
Real Industry Inc.[a,b]	4,225	36,758
Reliance Steel & Aluminum Co.	12,022	831,802
Royal Gold Inc.	10,998	564,087
Ryerson Holding Corp.[a]	1,867	10,381
Schnitzer Steel Industries Inc. Class A	4,580	84,455
Solitario Exploration & Royalty Corp.[a]	6,104	2,869
Steel Dynamics Inc.	40,646	914,941
Stillwater Mining Co.[a,b]	20,428	217,558
SunCoke Energy Inc.	11,030	71,695
Synalloy Corp.	1,672	13,242
TimkenSteel Corp.	6,479	58,959
U.S. Antimony Corp.[a,b]	12,135	2,732
U.S. Steel Corp.[b]	24,589	394,653
Universal Stainless & Alloy Products Inc.[a]	1,311	13,359
Worthington Industries Inc.	7,807	278,241

		15,262,188

Security	Shares	Value

MULTI-UTILITIES — 1.07%
Alliant Energy Corp.	19,061	$1,415,851
Ameren Corp.	40,769	2,042,527
Avista Corp.	10,439	425,702
Black Hills Corp.	8,624	518,561
CenterPoint Energy Inc.	72,339	1,513,332
CMS Energy Corp.	46,636	1,979,232
Consolidated Edison Inc.	49,768	3,813,224
Dominion Resources Inc./VA	100,696	7,564,284
DTE Energy Co.	30,558	2,770,388
MDU Resources Group Inc.	32,758	637,471
NiSource Inc.	53,612	1,263,099
NorthWestern Corp.	8,063	497,890
Public Service Enterprise Group Inc.	85,825	4,045,790
SCANA Corp.	24,010	1,684,301
Sempra Energy	39,973	4,159,191
TECO Energy Inc.	39,560	1,089,087
Unitil Corp.	2,234	94,923
Vectren Corp.	13,971	706,374
WEC Energy Group Inc.	53,663	3,223,536

		39,444,763
MULTILINE RETAIL — 0.61%
Big Lots Inc.	8,250	373,643
Bon-Ton Stores Inc. (The)[b]	2,575	5,845
Dillard’s Inc. Class A	3,951	335,479
Dollar General Corp.	49,351	4,224,446
Dollar Tree Inc.[a]	39,908	3,290,814
Fred’s Inc. Class A	5,822	86,806
Gordmans Stores Inc.[a,b]	2,129	4,812
JC Penney Co. Inc.[a]	51,390	568,373
Kohl’s Corp.	31,899	1,486,812
Macy’s Inc.	52,224	2,302,556
Nordstrom Inc.	21,729	1,243,116
Ollie’s Bargain Outlet Holdings Inc.[a,b]	3,013	70,595
Sears Holdings Corp.[a,b]	8,613	131,865
Target Corp.	101,994	8,392,066
Tuesday Morning Corp.[a]	7,665	62,700

		22,579,928
OIL, GAS & CONSUMABLE FUELS — 5.04%
Abraxas Petroleum Corp.[a]	16,820	16,988
Adams Resources & Energy Inc.	485	19,390
Aemetis Inc.[a,b]	2,282	4,655
Alon USA Energy Inc.	5,269	54,376
Amyris Inc.[a,b]	9,459	10,500
Anadarko Petroleum Corp.	86,177	4,013,263
Antero Resources Corp.[a]	12,974	322,663
Apache Corp.	64,208	3,133,993
Approach Resources Inc.[a,b]	6,967	8,082
Barnwell Industries Inc.[a]	626	1,027
Bill Barrett Corp.[a]	8,684	54,014
Bonanza Creek Energy Inc.[a]	551	876
Cabot Oil & Gas Corp.	76,954	1,747,625
California Resources Corp.	14,670	15,110
Callon Petroleum Co.[a]	16,825	148,901
Carrizo Oil & Gas Inc.[a,b]	9,031	279,239
Centrus Energy Corp.[a,b]	1,080	4,871
Cheniere Energy Inc.[a]	39,692	1,342,780
Chesapeake Energy Corp.[b]	87,052	358,654

44

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Chevron Corp.	318,303	$30,366,106
Cimarex Energy Co.	16,204	1,576,163
Clayton Williams Energy Inc.[a,b]	980	8,742
Clean Energy Fuels Corp.[a,b]	11,997	35,151
Cloud Peak Energy Inc.[a,b]	1,982	3,865
Cobalt International Energy Inc.[a,b]	56,327	167,291
Columbia Pipeline Group Inc.	67,861	1,703,311
Comstock Resources Inc.[a,b]	6,885	5,270
Concho Resources Inc.[a]	21,998	2,222,678
ConocoPhillips	208,691	8,403,987
CONSOL Energy Inc.	38,586	435,636
Contango Oil & Gas Co.[a]	2,986	35,205
Continental Resources Inc./OKa,b	13,728	416,782
CVR Energy Inc.	2,579	67,312
Dakota Plains Holdings Inc.[a]	14,489	1,319
Delek U.S. Holdings Inc.	9,271	141,290
Denbury Resources Inc.	59,410	131,890
Devon Energy Corp.	85,848	2,355,669
Diamondback Energy Inc.[a,b]	12,317	950,626
Earthstone Energy Inc.[a,b]	276	3,342
Eclipse Resources Corp.[a]	9,328	13,432
Energen Corp.	16,750	612,883
Energy XXI Ltd.[b]	14,584	9,084
EOG Resources Inc.	93,000	6,749,940
EP Energy Corp. Class Aa,b	7,091	32,051
EQT Corp.	27,200	1,829,472
Erin Energy Corp.[a,b]	2,295	4,315
Evolution Petroleum Corp.	4,942	24,018
EXCO Resources Inc.[a,b]	31,781	31,435
Exxon Mobil Corp.	701,898	58,671,654
Gastar Exploration Inc.[a,b]	11,105	12,216
Gener8 Maritime Inc.[a]	2,638	18,624
Gevo Inc.[a,b]	3,135	846
Green Plains Inc.	6,067	96,829
Gulfport Energy Corp.[a]	20,932	593,213
Halcon Resourses Corp.[a,b]	14,963	14,381
Hallador Energy Co.	3,037	13,879
Harvest Natural Resources Inc.[a]	6,925	4,176
Hess Corp.	44,915	2,364,775
HollyFrontier Corp.	29,917	1,056,668
Houston American Energy Corp.[a]	6,826	1,433
Isramco Inc.[a]	145	11,847
Jones Energy Inc. Class Aa	5,553	18,492
Kinder Morgan Inc./DE	267,851	4,783,819
Kosmos Energy Ltd.[a,b]	24,021	139,802
Laredo Petroleum Inc.[a,b]	20,837	165,237
Lucas Energy Inc.[a,b]	151	473
Marathon Oil Corp.	72,638	809,187
Marathon Petroleum Corp.	89,681	3,334,340
Matador Resources Co.[a,b]	13,272	251,637
Memorial Resource Development Corp.[a]	15,604	158,849
Murphy Oil Corp.	27,135	683,531
Newfield Exploration Co.[a]	33,636	1,118,397
Noble Energy Inc.	72,726	2,284,324
Northern Oil and Gas Inc.[a,b]	8,781	35,036
Oasis Petroleum Inc.[a]	29,273	213,107
Occidental Petroleum Corp.	129,074	8,832,534
ONEOK Inc.	35,111	1,048,414
Pacific Ethanol Inc.[a,b]	4,073	19,062
Panhandle Oil and Gas Inc. Class A	2,932	50,753
Par Pacific Holdings Inc.[a]	4,709	88,341
Parsley Energy Inc. Class Aa	17,975	406,235
PBF Energy Inc.	16,453	546,240

Security	Shares	Value

PDC Energy Inc.[a]	7,752	$460,856
Peabody Energy Corp.[b]	3,265	7,575
PEDEVCO Corp.[a]	5,496	1,099
PetroQuest Energy Inc.[a]	9,741	5,902
Phillips 66	79,489	6,882,953
Pioneer Natural Resources Co.	27,674	3,894,839
PrimeEnergy Corp.[a]	174	5,798
QEP Resources Inc.	33,038	466,166
Range Resources Corp.[b]	28,483	922,280
Renewable Energy Group Inc.[a,b]	5,834	55,073
Resolute Energy Corp.[a,b]	13,361	6,814
REX American Resources Corp.[a,b]	943	52,308
Rex Energy Corp.[a,b]	1,149	883
Ring Energy Inc.[a,b]	4,529	22,871
RSP Permian Inc.[a,b]	11,855	344,269
SemGroup Corp. Class A	7,422	166,253
SM Energy Co.	11,362	212,924
Southwestern Energy Co.[a,b]	64,537	520,814
Spectra Energy Corp.	113,969	3,487,451
Stone Energy Corp.[a]	180	142
Synergy Resources Corp.[a,b]	18,902	146,869
Targa Resources Corp.	27,419	818,731
Tesoro Corp.	20,310	1,746,863
Torchlight Energy Resources Inc.[a,b]	4,132	2,934
TransAtlantic Petroleum Ltd.[a]	5,581	4,186
Triangle Petroleum Corp.[a,b]	10,815	5,865
U.S. Energy Corp. Wyoming[a]	3,415	1,246
Ultra Petroleum Corp.[a,b]	26,096	12,996
Uranium Energy Corp.[a,b]	17,289	12,932
Uranium Resources Inc.	456	1,167
VAALCO Energy Inc.[a]	10,280	9,663
Valero Energy Corp.	79,644	5,108,366
Vertex Energy Inc.[a,b]	2,863	5,583
W&T Offshore Inc.[a,b]	6,421	14,062
Warren Resources Inc.[a]	24,326	4,150
Western Refining Inc.	11,697	340,266
Westmoreland Coal Co.[a,b]	2,907	20,959
Whiting Petroleum Corp.[a,b]	34,281	273,562
Williams Companies Inc. (The)	114,783	1,844,563
World Fuel Services Corp.	11,895	577,859
WPX Energy Inc.[a]	39,407	275,455
Yuma Energy Inc.[a,b]	4,760	981
Zion Oil & Gas Inc.[a]	7,152	12,588

		186,482,739
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	6,489	134,452
Clearwater Paper Corp.[a]	3,027	146,840
Deltic Timber Corp.	1,794	107,909
Domtar Corp.	10,512	425,736
KapStone Paper and Packaging Corp.	14,365	198,955
Louisiana-Pacific Corp.[a]	23,964	410,264
Mercer International Inc.	7,245	68,465
Neenah Paper Inc.	2,892	184,105
PH Glatfelter Co.	7,285	151,018
Resolute Forest Products Inc.[a]	15,376	84,722
Schweitzer-Mauduit International Inc.	5,046	158,848

		2,071,314
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.	70,983	341,428

45

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

CCA Industries Inc.[a]	1,327	$4,578
Coty Inc. Class A	12,856	357,783
Cyanotech Corp.[a]	691	3,441
DS Healthcare Group Inc.[a,b]	2,530	1,948
Edgewell Personal Care Co.	10,132	815,930
Elizabeth Arden Inc.[a,b]	3,833	31,392
Estee Lauder Companies Inc. (The) Class A	37,437	3,530,683
Female Health Co. (The)[a]	3,830	7,162
Herbalife Ltd.[a,b]	10,927	672,666
Inter Parfums Inc.	2,959	91,433
Lifevantage Corp.[a,b]	2,406	21,895
Mannatech Inc.[a]	256	5,714
Medifast Inc.	1,593	48,093
MYOS RENS Technology Inc.[b]	307	522
Natural Alternatives International Inc.[a]	759	10,269
Natural Health Trends Corp.[b]	1,297	42,996
Nature’s Sunshine Products Inc.	1,535	14,736
Nu Skin Enterprises Inc. Class A	9,597	367,085
Nutraceutical International Corp.[a,b]	1,431	34,845
Reliv International Inc.[a,b]	1,482	1,245
Revlon Inc. Class Aa	1,828	66,557
Synutra International Inc.[a]	2,930	14,562
United-Guardian Inc.	519	10,728
USANA Health Sciences Inc.[a,b]	916	111,221

		6,608,912
PHARMACEUTICALS — 4.64%
AcelRx Pharmaceuticals Inc.[a,b]	5,329	16,413
Achaogen Inc.[a]	1,827	5,043
Aclaris Therapeutics Inc.[a,b]	882	16,714
Acura Pharmaceuticals Inc.[a]	1,692	4,788
Adamis Pharmaceuticals Corp.[a,b]	2,200	13,486
Aerie Pharmaceuticals Inc.[a,b]	4,527	55,048
Agile Therapeutics Inc.[a,b]	2,286	14,196
Akorn Inc.[a,b]	13,464	316,808
Alexza Pharmaceuticals Inc.[a,b]	4,525	2,192
Alimera Sciences Inc.[a,b]	5,609	9,816
Allergan PLC[a]	66,718	17,882,426
Amphastar Pharmaceuticals Inc.[a,b]	5,762	69,144
Ampio Pharmaceuticals Inc.[a,b]	8,105	18,236
ANI Pharmaceuticals Inc.[a,b]	1,342	45,172
Apricus Biosciences Inc.[a,b]	9,448	5,489
Aradigm Corp.[a,b]	1,806	8,019
Aratana Therapeutics Inc.[a,b]	4,827	26,645
Assembly Biosciences Inc.[a]	2,335	11,722
Bio-Path Holdings Inc.[a]	14,861	38,490
Biodel Inc.[a]	10,363	3,420
BioDelivery Sciences International Inc.[a,b]	8,188	26,447
BioPharmX Corp.[a,b]	1,774	1,934
Bristol-Myers Squibb Co.	282,223	18,028,405
Carbylan Therapeutics Inc.[a,b]	2,904	1,868
Catalent Inc.[a,b]	16,554	441,495
Cempra Inc.[a,b]	6,935	121,501
Collegium Pharmaceutical Inc.[a]	1,775	32,216
ContraVir Pharmaceuticals Inc.[a,b]	4,600	5,566
Corcept Therapeutics Inc.[a]	12,066	56,469
Corium International Inc.[a]	2,352	9,079
Cumberland Pharmaceuticals Inc.[a]	1,862	8,360
Cymabay Therapeutics Inc.[a,b]	3,264	4,406
Depomed Inc.[a,b]	6,700	93,331
Dermira Inc.[a]	2,995	61,937
Dipexium Pharmaceuticals Inc.[a,b]	1,325	12,601

Security	Shares	Value

DURECT Corp.[a,b]	18,402	$24,843
Egalet Corp.[a]	1,728	11,854
Eli Lilly & Co.	164,787	11,866,312
Endo International PLC[a]	8,676	244,229
Endocyte Inc.[a]	6,108	18,935
Evoke Pharma Inc.[a]	908	4,622
Flex Pharma Inc.[a]	1,637	17,958
Heska Corp.[a]	965	27,503
Horizon Pharma PLC[a,b]	24,402	404,341
Impax Laboratories Inc.[a]	12,101	387,474
Imprimis Pharmaceuticals Inc.[a,b]	992	3,938
Innoviva Inc.[b]	13,736	172,936
Intersect ENT Inc.[a]	3,131	59,489
Intra-Cellular Therapies Inc.[a,b]	4,936	137,221
Jaguar Animal Health Inc.[a]	530	837
Jazz Pharmaceuticals PLC[a]	10,338	1,349,626
Johnson & Johnson	466,391	50,463,506
Juniper Pharmaceuticals Inc.[a]	1,866	12,334
KemPharm Inc.[a]	923	13,384
Lannett Co. Inc.[a,b]	4,688	84,056
Lipocine Inc.[a]	2,667	27,070
Mallinckrodt PLC[a]	18,988	1,163,585
Marinus Pharmaceuticals Inc.[a]	2,256	12,137
Medicines Co. (The)[a]	11,713	372,122
Merck & Co. Inc.	469,133	24,821,827
Mylan NVa	69,555	3,223,874
MyoKardia Inc.[a,b]	962	10,303
Nektar Therapeutics[a,b]	22,384	307,780
Neos Therapeutics Inc.[a,b]	951	10,261
NovaBay Pharmaceuticals Inc.[a,b]	536	1,152
Ocera Therapeutics Inc.[a,b]	2,209	6,494
Ocular Therapeutix Inc.[a,b]	1,435	13,862
Oculus Innovative Sciences Inc.[a,b]	4,050	3,865
Omeros Corp.[a,b]	6,091	93,436
Orexigen Therapeutics Inc.[a,b]	20,752	11,677
Pacira Pharmaceuticals Inc./DEa,b	6,209	328,953
Pain Therapeutics Inc.[a]	6,846	15,267
Paratek Pharmaceuticals Inc.[a,b]	844	12,803
Pernix Therapeutics Holdings Inc.[a,b]	6,918	7,264
Perrigo Co. PLC	24,859	3,180,212
Pfizer Inc.	1,022,322	30,301,624
Phibro Animal Health Corp.	3,089	83,527
Prestige Brands Holdings Inc.[a,b]	8,837	471,807
ProPhase Labs Inc.[a]	3,171	3,869
Provectus Biopharmaceuticals Inc.[a,b]	33,364	12,618
Pulmatrix Inc.[a]	240	706
Relypsa Inc.[a,b]	4,819	65,297
Repros Therapeutics Inc.[a]	5,275	5,117
Revance Therapeutics Inc.[a]	3,315	57,880
Ritter Pharmaceuticals Inc.[a,b]	592	681
Sagent Pharmaceuticals Inc.[a]	4,010	48,802
SciClone Pharmaceuticals Inc.[a]	8,525	93,775
SCYNEXIS Inc.[a]	2,288	9,221
Sucampo Pharmaceuticals Inc. Class Aa,b	3,393	37,086
Supernus Pharmaceuticals Inc.[a]	5,715	87,154
Teligent Inc.[a,b]	6,869	33,658
Tetraphase Pharmaceuticals Inc.[a,b]	6,237	28,877
TherapeuticsMD Inc.[a,b]	25,080	160,512
Theravance Biopharma Inc.[a]	4,263	80,144
Titan Pharmaceuticals Inc.[a,b]	3,110	14,897
VIVUS Inc.[a,b]	17,148	24,007
WaVe Life Sciences Ltd.[a,b]	1,642	22,791
XenoPort Inc.[a,b]	9,791	44,157

46

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Zoetis Inc.	77,107	$3,418,153
Zogenix Inc.[a,b]	3,675	33,957
Zynerba Pharmaceuticals Inc.[a,b]	580	5,481

		171,544,022
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.	8,453	32,037
Advisory Board Co. (The)[a,b]	7,058	227,620
Barrett Business Services Inc.	1,284	36,915
CBIZ Inc.[a]	8,431	85,069
CDI Corp.	2,541	15,957
CEB Inc.	5,562	360,028
CRA International Inc.[a]	1,530	30,049
DLH Holdings Corp.[a]	646	2,603
Dun & Bradstreet Corp. (The)	6,125	631,365
Equifax Inc.	20,188	2,307,286
Exponent Inc.	4,254	216,997
Franklin Covey Co.[a,b]	2,474	43,518
FTI Consulting Inc.[a,b]	7,073	251,162
General Employment Enterprises Inc.[a,b]	693	2,980
GP Strategies Corp.[a]	2,913	79,816
Heidrick & Struggles International Inc.	2,984	70,721
Hill International Inc.[a]	7,057	23,782
Hudson Global Inc.	5,288	12,533
Huron Consulting Group Inc.[a]	3,878	225,661
ICF International Inc.[a]	3,217	110,568
IHS Inc. Class Aa	11,443	1,420,763
Insperity Inc.	2,522	130,463
Kelly Services Inc. Class A	4,983	95,275
Kforce Inc.	4,237	82,960
Korn/Ferry International	9,805	277,383
Lightbridge Corp.[a,b]	4,507	2,524
ManpowerGroup Inc.	12,434	1,012,376
Marathon Patent Group Inc.[a,b]	2,235	4,448
Mastech Holdings Inc.[a]	513	3,704
Mistras Group Inc.[a]	2,696	66,780
Navigant Consulting Inc.[a]	8,012	126,670
Nielsen Holdings PLC	61,236	3,224,688
Odyssey Marine Exploration Inc.[a]	1,062	7,211
On Assignment Inc.[a]	7,977	294,511
Pendrell Corp.[a,b]	30,175	15,993
RCM Technologies Inc.	1,891	10,041
Resources Connection Inc.	6,264	97,468
Robert Half International Inc.	22,296	1,038,548
RPX Corp.[a]	9,199	103,581
Spherix Inc.[b]	238	431
TransUnion[a]	5,297	146,250
TriNet Group Inc.[a,b]	7,014	100,651
TrueBlue Inc.[a]	7,071	184,907
Verisk Analytics Inc. Class Aa	26,217	2,095,263
Volt Information Sciences Inc.[a]	1,746	13,147
WageWorks Inc.[a]	6,106	309,025
Willdan Group Inc.[a]	1,290	12,448

		15,644,176
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.32%
Acadia Realty Trust	11,658	409,546
ACRE Realty Investors Inc.[a,b]	935	1,281
AG Mortgage Investment Trust Inc.	4,789	62,592
Agree Realty Corp.	3,255	125,220
Alexander’s Inc.	667	253,827

Security	Shares	Value

Alexandria Real Estate Equities Inc.	12,512	$1,137,216
Altisource Residential Corp.[b]	9,475	113,700
American Assets Trust Inc.	6,571	262,314
American Campus Communities Inc.	22,163	1,043,656
American Capital Agency Corp.	58,201	1,084,285
American Capital Mortgage Investment Corp.	8,467	124,296
American Farmland Co.	1,303	8,183
American Homes 4 Rent Class Ab	31,470	500,373
American Tower Corp.	71,623	7,332,047
Annaly Capital Management Inc.	159,438	1,635,834
Anworth Mortgage Asset Corp.[b]	16,962	79,043
Apartment Investment & Management Co. Class A	26,283	1,099,155
Apollo Commercial Real Estate Finance Inc.	9,654	157,360
Apollo Residential Mortgage Inc.	5,353	71,837
Apple Hospitality REIT Inc.[b]	26,224	519,497
Arbor Realty Trust Inc.	7,118	48,189
Ares Commercial Real Estate Corp.	4,819	52,768
Armada Hoffler Properties Inc.	5,016	56,430
ARMOUR Residential REIT Inc.	6,643	143,024
Ashford Hospitality Prime Inc.	4,257	49,679
Ashford Hospitality Trust Inc.[b]	13,639	87,017
AvalonBay Communities Inc.	23,210	4,414,542
Blackstone Mortgage Trust Inc. Class A	15,701	421,729
Bluerock Residential Growth REIT Inc.	3,143	34,196
Boston Properties Inc.	25,890	3,290,101
Brandywine Realty Trust	29,421	412,777
Brixmor Property Group Inc.	28,587	732,399
BRT Realty Trust[a]	1,515	10,529
Camden Property Trust	14,561	1,224,434
Capstead Mortgage Corp.[b]	16,058	158,814
Care Capital Properties Inc.	14,119	378,954
CareTrust REIT Inc.	8,056	102,311
CatchMark Timber Trust Inc. Class Ab	6,518	70,590
CBL & Associates Properties Inc.	25,484	303,260
Cedar Realty Trust Inc.[b]	12,613	91,192
Chatham Lodging Trust[b]	6,414	137,452
Cherry Hill Mortgage Investment Corp.	1,057	14,967
Chesapeake Lodging Trust	10,091	267,008
Chimera Investment Corp.	31,754	431,537
CIM Commercial Trust Corp.	3,738	67,284
City Office REIT Inc.	2,253	25,684
Colony Capital Inc.	18,892	316,819
Colony Starwood Homes[b]	6,376	157,806
Columbia Property Trust Inc.	20,846	458,404
Communications Sales & Leasing Inc.[a]	20,311	451,920
Community Healthcare Trust Inc.[b]	1,641	30,342
CorEnergy Infrastructure Trust Inc.	2,073	41,688
CoreSite Realty Corp.	5,086	356,071
Corporate Office Properties Trust	15,883	416,770
Corrections Corp. of America	19,725	632,186
Cousins Properties Inc.	34,259	355,608
Crown Castle International Corp.	56,197	4,861,040
CubeSmart	29,064	967,831
CyrusOne Inc.	11,102	506,806
CYS Investments Inc.	26,072	212,226
DCT Industrial Trust Inc.	14,887	587,590
DDR Corp.	51,085	908,802
DiamondRock Hospitality Co.	33,820	342,258
Digital Realty Trust Inc.[b]	24,609	2,177,650
Douglas Emmett Inc.	23,504	707,705
Duke Realty Corp.	58,039	1,308,199
DuPont Fabros Technology Inc.	11,012	446,316
Dynex Capital Inc.	8,113	53,951

47

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Easterly Government Properties Inc.	2,289	$42,392
EastGroup Properties Inc.	5,426	327,568
Education Realty Trust Inc.	11,003	457,725
Ellington Residential Mortgage REIT	1,079	12,916
Empire State Realty Trust Inc. Class A	19,751	346,235
EPR Properties	10,556	703,241
Equinix Inc.	11,688	3,865,338
Equity Commonwealth[a]	21,269	600,211
Equity Lifestyle Properties Inc.	13,464	979,237
Equity One Inc.	15,137	433,826
Equity Residential	61,835	4,639,480
Essex Property Trust Inc.	11,110	2,598,185
Extra Space Storage Inc.	21,220	1,983,221
Federal Realty Investment Trust	11,902	1,857,307
FelCor Lodging Trust Inc.[b]	22,223	180,451
First Industrial Realty Trust Inc.	18,469	419,985
First Potomac Realty Trust	9,730	88,154
Five Oaks Investment Corp.	2,226	12,466
Forest City Realty Trust Inc.	36,453	768,794
Forest City Realty Trust Inc.	539	11,227
Four Corners Property Trust Inc.	8,856	158,965
Franklin Street Properties Corp.	15,006	159,214
Gaming and Leisure Properties Inc.[b]	15,556	480,992
General Growth Properties Inc.[b]	99,060	2,945,054
GEO Group Inc. (The)	12,459	431,954
Getty Realty Corp.	4,485	88,938
Gladstone Commercial Corp.	3,744	61,327
Gladstone Land Corp.	1,328	13,373
Global Net Lease Inc.[b]	28,434	243,395
Government Properties Income Trust[b]	5,487	97,943
Gramercy Property Trust[b]	70,627	596,798
Great Ajax Corp.	2,223	24,875
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,043	116,146
Hatteras Financial Corp.	16,351	233,819
HCP Inc.	79,229	2,581,281
Healthcare Realty Trust Inc.[b]	17,922	553,611
Healthcare Trust of America Inc. Class A	21,362	628,470
Hersha Hospitality Trust[b]	7,767	165,748
Highwoods Properties Inc.	16,659	796,467
Hospitality Properties Trust	21,168	562,222
Host Hotels & Resorts Inc.	128,284	2,142,343
Hudson Pacific Properties Inc.	12,399	358,579
Independence Realty Trust Inc.	5,295	37,700
InfraREIT Inc.[a]	3,965	67,603
Invesco Mortgage Capital Inc.	20,011	243,734
Investors Real Estate Trust	21,217	154,035
Iron Mountain Inc.	32,338	1,096,582
iStar Inc.[a,b]	14,233	137,491
JAVELIN Mortgage Investment Corp.	2,250	16,155
Jernigan Capital Inc.	1,018	15,901
Kilroy Realty Corp.	15,561	962,759
Kimco Realty Corp.	69,532	2,001,131
Kite Realty Group Trust	14,059	389,575
Ladder Capital Corp.	8,110	100,969
Lamar Advertising Co. Class A	13,736	844,764
LaSalle Hotel Properties	18,988	480,586
Lexington Realty Trust	35,587	306,048
Liberty Property Trust	24,788	829,406
LTC Properties Inc.	6,124	277,050
Macerich Co. (The)	21,467	1,701,045
Mack-Cali Realty Corp.	15,025	353,087
Medical Properties Trust Inc.	39,907	517,993
MFA Financial Inc.[b]	62,172	425,878

Security	Shares	Value

Mid-America Apartment Communities Inc.	12,680	$1,296,023
Monmouth Real Estate Investment Corp.	10,768	128,032
Monogram Residential Trust Inc.	27,923	275,321
National Health Investors Inc.	5,707	379,630
National Retail Properties Inc.[b]	23,950	1,106,490
National Storage Affiliates Trust[b]	3,899	82,659
New Residential Investment Corp.	38,753	450,697
New Senior Investment Group Inc.	14,529	149,649
New York Mortgage Trust Inc.	18,477	87,581
New York REIT Inc.	27,253	275,255
Newcastle Investment Corp.[b]	11,398	49,353
NexPoint Residential Trust Inc.	3,735	48,891
NorthStar Realty Europe Corp.[b]	10,584	122,774
NorthStar Realty Finance Corp.	31,747	416,521
Omega Healthcare Investors Inc.	27,674	976,892
One Liberty Properties Inc.	2,404	53,874
Orchid Island Capital Inc.[b]	3,705	38,421
Outfront Media Inc.	23,097	487,347
Owens Realty Mortgage Inc.[b]	1,637	26,143
Paramount Group Inc.[b]	28,235	450,348
Parkway Properties Inc./Md	13,658	213,884
Pebblebrook Hotel Trust	12,040	350,003
Pennsylvania REIT	11,682	255,252
Physicians Realty Trust[b]	17,697	328,810
Piedmont Office Realty Trust Inc. Class Ab	24,478	497,148
Post Properties Inc.	9,035	539,751
Potlatch Corp.	6,901	217,381
Preferred Apartment Communities Inc.	3,879	49,186
Prologis Inc.	88,937	3,929,237
PS Business Parks Inc.	3,247	326,356
Public Storage	24,868	6,859,340
QTS Realty Trust Inc. Class Ab	6,452	305,696
RAIT Financial Trust	13,301	41,765
Ramco-Gershenson Properties Trust[b]	13,345	240,610
Rayonier Inc.	20,762	512,406
Realty Income Corp.[b]	42,523	2,658,113
Redwood Trust Inc.	14,198	185,710
Regency Centers Corp.	16,575	1,240,639
Resource Capital Corp.[b]	5,636	63,405
Retail Opportunity Investments Corp.	16,691	335,823
Retail Properties of America Inc. Class A	39,833	631,353
Rexford Industrial Realty Inc.	9,404	170,777
RLJ Lodging Trust	21,181	484,621
Rouse Properties Inc.	6,346	116,639
Ryman Hospitality Properties Inc.	8,638	444,684
Sabra Health Care REIT Inc.	10,983	220,648
Saul Centers Inc.	1,866	98,935
Select Income REIT	10,484	241,656
Senior Housing Properties Trust	39,861	713,113
Seritage Growth Properties[b]	2,388	119,328
Silver Bay Realty Trust Corp.	6,126	90,971
Simon Property Group Inc.	52,273	10,856,579
SL Green Realty Corp.	17,095	1,656,164
Sotherly Hotels Inc.	2,144	11,020
Sovran Self Storage Inc.	6,705	790,855
Spirit Realty Capital Inc.	74,256	835,380
STAG Industrial Inc.	11,356	231,208
Starwood Property Trust Inc.	39,890	755,118
STORE Capital Corp.	17,536	453,832
Summit Hotel Properties Inc.	14,538	174,020
Sun Communities Inc.	9,684	693,471
Sunstone Hotel Investors Inc.[b]	36,358	509,012
Tanger Factory Outlet Centers Inc.	15,910	578,965

48

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Taubman Centers Inc.	10,159	$723,626
Terreno Realty Corp.[b]	7,264	170,341
Tier REIT Inc.[b]	7,956	106,929
Two Harbors Investment Corp.	61,157	485,587
UDR Inc.	45,318	1,746,103
UMH Properties Inc.	4,129	40,960
United Development Funding IVb	4,423	14,154
Universal Health Realty Income Trust	338	19,012
Urban Edge Properties	15,589	402,820
Urstadt Biddle Properties Inc. Class A	2,794	58,534
Ventas Inc.	56,969	3,586,768
VEREIT Inc.	152,203	1,350,041
Vornado Realty Trust[b]	29,864	2,820,058
Washington REIT[b]	11,387	332,614
Weingarten Realty Investors	19,139	718,095
Welltower Inc.	60,192	4,173,713
Western Asset Mortgage Capital Corp.[b]	7,130	71,656
Weyerhaeuser Co.	133,794	4,144,938
Wheeler Real Estate Investment Trust Inc.[b]	3,110	3,887
Whitestone REIT[b]	4,658	58,551
WP Carey Inc.	16,384	1,019,740
WP Glimcher Inc.	31,114	295,272
Xenia Hotels & Resorts Inc.	18,803	293,703
ZAIS Financial Corp.	1,390	20,739

		159,663,688
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Alexander & Baldwin Inc.	7,755	284,453
Altisource Portfolio Solutions SAa,b	1,829	44,170
American Realty Investors Inc.[a]	658	3,382
AV Homes Inc.[a,b]	1,825	20,732
CBRE Group Inc. Class Aa	48,925	1,410,019
CKX Lands Inc.	229	2,405
Consolidated-Tomoka Land Co.	973	44,894
Farmland Partners Inc.	2,081	22,329
Forestar Group Inc.[a,b]	5,691	74,211
FRP Holdings Inc.[a]	995	35,422
Griffin Industrial Realty Inc.	521	12,796
Howard Hughes Corp. (The)[a,b]	6,072	642,964
Income Opportunity Realty Investors Inc.[a]	108	816
InterGroup Corp. (The)[a]	126	3,150
Jones Lang LaSalle Inc.	7,640	896,325
JW Mays Inc.[a]	106	5,510
Kennedy-Wilson Holdings Inc.	15,640	342,516
Marcus & Millichap Inc.[a]	2,283	57,965
Maui Land & Pineapple Co. Inc.[a]	1,266	7,406
RE/MAX Holdings Inc. Class A	2,920	100,156
Realogy Holdings Corp.[a]	24,644	889,895
RMR Group Inc. (The)[a]	1,111	27,786
Stratus Properties Inc.[a]	977	23,214
Tejon Ranch Co.[a,b]	2,518	51,795
Transcontinental Realty Investors Inc.[a]	269	2,666

		5,006,977
ROAD & RAIL — 0.76%
AMERCO	1,073	383,394
ArcBest Corp.	4,105	88,627
Avis Budget Group Inc.[a]	16,338	447,008
Celadon Group Inc.	4,810	50,409
Covenant Transportation Group Inc. Class Aa	2,096	50,702
CSX Corp.	162,919	4,195,164

Security	Shares	Value

Genesee & Wyoming Inc. Class Aa,b	9,552	$598,910
Heartland Express Inc.	10,196	189,136
Hertz Global Holdings Inc.[a,b]	65,739	692,232
JB Hunt Transport Services Inc.	15,202	1,280,616
Kansas City Southern	18,341	1,567,238
Knight Transportation Inc.	10,333	270,208
Landstar System Inc.	7,234	467,389
Marten Transport Ltd.	4,002	74,917
Norfolk Southern Corp.	50,600	4,212,450
Old Dominion Freight Line Inc.[a]	11,703	814,763
PAM Transportation Services Inc.[a]	552	17,002
Patriot Transportation Holding Inc.[a]	560	11,323
Providence and Worcester Railroad Co.	610	8,784
Roadrunner Transportation Systems Inc.[a]	5,249	65,402
Ryder System Inc.	8,938	579,004
Saia Inc.[a,b]	4,177	117,583
Swift Transportation Co.[a,b]	15,378	286,492
Union Pacific Corp.	142,957	11,372,229
Universal Truckload Services Inc.	1,382	22,762
USA Truck Inc.[a]	1,453	27,374
Werner Enterprises Inc.	7,418	201,473
YRC Worldwide Inc.[a]	5,546	51,689

		28,144,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.69%
Adesto Technologies Corp.[a,b]	981	5,513
Advanced Energy Industries Inc.[a]	6,949	241,756
Advanced Micro Devices Inc.[a,b]	107,568	306,569
Aehr Test Systems[a,b]	2,394	2,753
Alpha & Omega Semiconductor Ltd.[a]	3,154	37,375
Amkor Technology Inc.[a]	16,523	97,320
Amtech Systems Inc.[a,b]	1,728	11,215
Analog Devices Inc.	52,488	3,106,765
Applied Materials Inc.	191,466	4,055,250
Applied Micro Circuits Corp.[a]	13,991	90,382
Atmel Corp.	70,626	573,483
Axcelis Technologies Inc.[a]	19,593	54,860
AXT Inc.[a]	6,101	15,069
Broadcom Ltd.	62,787	9,700,591
Brooks Automation Inc.	11,314	117,666
Cabot Microelectronics Corp.	4,034	165,031
Cascade Microtech Inc.[a]	2,329	48,024
Cavium Inc.[a]	9,950	608,542
CEVA Inc.[a]	3,409	76,703
Cirrus Logic Inc.[a]	10,627	386,929
Cohu Inc.	4,184	49,706
Cree Inc.[a,b]	17,342	504,652
CVD Equipment Corp.[a]	957	8,048
Cyberoptics Corp.[a]	1,267	11,821
Cypress Semiconductor Corp.	52,639	455,854
Diodes Inc.[a]	6,511	130,871
DSP Group Inc.[a]	3,708	33,817
Entegris Inc.[a]	23,669	322,372
Exar Corp.[a]	8,208	47,196
Fairchild Semiconductor International Inc.[a]	19,051	381,020
First Solar Inc.[a,b]	13,162	901,202
FormFactor Inc.[a,b]	9,806	71,290
GigOptix Inc.[a]	6,607	17,839
GSI Technology Inc.[a]	3,273	13,419
Inphi Corp.[a]	6,034	201,174
Integrated Device Technology Inc.[a]	23,084	471,837
Intel Corp.	798,527	25,832,348

49

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Intermolecular Inc.[a]	4,630	$11,714
Intersil Corp. Class A	22,240	297,349
inTEST Corp.[a]	1,365	5,324
IXYS Corp.	4,157	46,642
KLA-Tencor Corp.	26,226	1,909,515
Kopin Corp.[a]	10,466	17,374
Kulicke & Soffa Industries Inc.[a]	11,895	134,651
Lam Research Corp.	27,076	2,236,478
Lattice Semiconductor Corp.[a,b]	19,914	113,112
Linear Technology Corp.	40,271	1,794,476
M/A-COM Technology Solutions Holdings Inc.[a,b]	3,287	143,938
Marvell Technology Group Ltd.	79,190	816,449
Mattson Technology Inc.[a,b]	12,731	46,468
Maxim Integrated Products Inc.	48,659	1,789,678
MaxLinear Inc. Class Aa	8,779	162,412
Microchip Technology Inc.	34,165	1,646,753
Micron Technology Inc.[a]	175,699	1,839,569
Microsemi Corp.[a]	18,724	717,316
MKS Instruments Inc.	8,908	335,386
Monolithic Power Systems Inc.	6,157	391,831
MoSys Inc.[a]	10,914	7,094
Nanometrics Inc.[a]	4,043	64,041
NeoPhotonics Corp.[a]	4,759	66,816
NVE Corp.	816	46,128
NVIDIA Corp.	86,929	3,097,280
ON Semiconductor Corp.[a]	69,289	664,482
PDF Solutions Inc.[a,b]	4,524	60,531
Photronics Inc.[a]	11,232	116,925
Pixelworks Inc.[a]	4,518	9,894
Power Integrations Inc.	4,775	237,127
Qorvo Inc.[a]	21,876	1,102,769
QUALCOMM Inc.	252,737	12,924,970
QuickLogic Corp.[a]	10,797	11,445
Rambus Inc.[a,b]	19,636	269,995
Rubicon Technology Inc.[a]	3,978	2,904
Rudolph Technologies Inc.[a]	5,311	72,548
Semtech Corp.[a]	10,955	240,900
Sevcon Inc.[a]	656	6,593
Sigma Designs Inc.[a]	6,254	42,527
Silicon Laboratories Inc.[a]	6,471	290,936
Skyworks Solutions Inc.	32,614	2,540,631
SolarEdge Technologies Inc.[a]	1,112	27,956
SunEdison Inc.[a,b]	1,005	543
SunEdison Semiconductor Ltd.[a]	7,128	46,189
SunPower Corp.[a,b]	9,250	206,645
Sunworks Inc.[b]	2,647	7,332
Synaptics Inc.[a]	6,138	489,444
Teradyne Inc.	34,608	747,187
Tessera Technologies Inc.	8,037	249,147
Texas Instruments Inc.	170,243	9,775,353
Trio-Tech International[a]	311	995
Ultra Clean Holdings Inc.[a]	5,653	30,300
Ultratech Inc.[a,b]	4,544	99,241
Veeco Instruments Inc.[a]	6,936	135,113
Xcerra Corp.[a]	9,308	60,688
Xilinx Inc.	43,291	2,053,292

		99,418,658
SOFTWARE — 4.32%
A10 Networks Inc.[a]	6,604	39,096
ACI Worldwide Inc.[a]	19,863	412,952
Activision Blizzard Inc.	85,969	2,909,191

Security	Shares	Value

Adobe Systems Inc.[a]	84,321	$7,909,310
American Software Inc./GA Class A	4,548	40,932
ANSYS Inc.[a]	14,979	1,340,021
Aspen Technology Inc.[a]	14,049	507,590
Asure Software Inc.[a]	1,348	7,225
Autodesk Inc.[a]	38,057	2,219,104
Aware Inc.[a]	3,173	11,835
Barracuda Networks Inc.[a]	3,856	59,382
Blackbaud Inc.	7,781	489,347
Bottomline Technologies de Inc.[a]	6,399	195,106
BroadSoft Inc.[a]	4,900	197,715
Bsquare Corp.[a]	1,883	11,147
CA Inc.	50,103	1,542,671
Cadence Design Systems Inc.[a]	51,839	1,222,364
Callidus Software Inc.[a]	9,461	157,809
CDK Global Inc.	26,150	1,217,282
Citrix Systems Inc.[a]	25,928	2,037,422
CommVault Systems Inc.[a]	7,084	305,816
Copsync Inc.[a,b]	1,018	1,782
Covisint Corp.[a]	6,956	13,912
Datawatch Corp.[a]	1,690	8,366
Digimarc Corp.[a,b]	1,545	46,814
Digital Turbine Inc.[a,b]	8,915	10,609
Document Security Systems Inc.[a]	16,375	3,029
Ebix Inc.[b]	4,498	183,473
Electronic Arts Inc.[a,b]	52,312	3,458,346
Ellie Mae Inc.[a,b]	4,969	450,390
EnerNOC Inc.[a,b]	4,881	36,510
Epiq Systems Inc.	5,503	82,655
Evolving Systems Inc.	1,673	9,603
Exa Corp.[a]	1,843	23,867
Fair Isaac Corp.	5,286	560,792
FalconStor Software Inc.[a]	6,595	8,837
Finjan Holdings Inc.[a,b]	1,037	954
FireEye Inc.[a,b]	23,969	431,202
Fortinet Inc.[a]	24,604	753,621
Gigamon Inc.[a]	4,657	144,460
GlobalSCAPE Inc.	2,598	9,872
Glu Mobile Inc.[a,b]	19,807	55,856
GSE Systems Inc.[a]	2,153	5,835
Guidance Software Inc.[a,b]	3,302	14,199
Guidewire Software Inc.[a]	11,989	653,161
HubSpot Inc.[a,b]	1,658	72,322
Imperva Inc.[a]	4,584	231,492
Infoblox Inc.[a]	9,314	159,269
Interactive Intelligence Group Inc.[a,b]	2,973	108,277
Intuit Inc.	43,495	4,523,915
Jive Software Inc.[a]	7,907	29,888
Majesco[a]	968	5,895
Majesco Entertainment Co.	1,526	1,297
Mam Software Group Inc.[a]	1,816	9,498
Manhattan Associates Inc.[a]	12,221	695,008
Mentor Graphics Corp.	16,763	340,792
Microsoft Corp.	1,336,823	73,832,734
MicroStrategy Inc. Class Aa	1,572	282,520
Mitek Systems Inc.[a]	4,959	32,432
MobileIron Inc.[a,b]	6,900	31,188
Model N Inc.[a]	3,721	40,075
Monotype Imaging Holdings Inc.	6,647	158,996
NetSol Technologies Inc.[a]	1,661	11,594
NetSuite Inc.[a,b]	6,291	430,871
Nuance Communications Inc.[a,b]	41,709	779,541
NXT-ID Inc.[a,b]	2,064	1,197

50

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Oracle Corp.	532,641	$21,790,343
Park City Group Inc.[a,b]	2,377	21,488
Paycom Software Inc.[a,b]	6,198	220,649
Paylocity Holding Corp.[a,b]	3,368	110,268
Pegasystems Inc.	6,092	154,615
Progress Software Corp.[a]	8,507	205,189
Proofpoint Inc.[a,b]	6,854	368,608
PROS Holdings Inc.[a]	4,149	48,917
PTC Inc.[a]	19,207	636,904
QAD Inc.	244	4,343
QAD Inc. Class A	1,576	33,490
Qlik Technologies Inc.[a]	15,674	453,292
Qualys Inc.[a,b]	4,007	101,417
Rapid7 Inc.[a,b]	1,335	17,448
RealPage Inc.[a]	8,707	181,454
Red Hat Inc.[a]	30,782	2,293,567
RingCentral Inc. Class Aa	9,543	150,302
Rosetta Stone Inc.[a]	2,967	19,909
Rovi Corp.[a]	14,004	287,222
Rubicon Project Inc. (The)[a,b]	3,718	67,965
salesforce.com inc.[a]	106,848	7,888,588
SeaChange International Inc.[a,b]	5,769	31,845
ServiceNow Inc.[a,b]	25,172	1,540,023
Silver Spring Networks Inc.[a,b]	6,260	92,335
SITO Mobile Ltd.[a,b]	2,989	7,622
Smith Micro Software Inc.[a]	8,750	5,163
Sonic Foundry Inc.[a]	639	4,249
Splunk Inc.[a,b]	22,237	1,088,056
SS&C Technologies Holdings Inc.	13,497	855,980
Symantec Corp.	110,441	2,029,906
Synchronoss Technologies Inc.[a]	6,606	213,638
Synopsys Inc.[a]	25,560	1,238,126
Tableau Software Inc. Class Aa	8,809	404,069
Take-Two Interactive Software Inc.[a]	14,231	536,082
Tangoe Inc.[a,b]	6,386	50,386
Telenav Inc.[a]	4,866	28,709
Textura Corp.[a,b]	3,310	61,665
TiVo Inc.[a]	16,545	157,343
TubeMogul Inc.[a,b]	2,621	33,916
Tyler Technologies Inc.[a]	5,478	704,526
Ultimate Software Group Inc. (The)[a,b]	4,976	962,856
Upland Software Inc.[a]	680	4,672
Varonis Systems Inc.[a,b]	2,530	46,173
VASCO Data Security International Inc.[a,b]	4,981	76,707
Verint Systems Inc.[a]	10,416	347,686
VirnetX Holding Corp.[a,b]	8,184	37,565
VMware Inc. Class Aa,b	12,966	678,251
Voltari Corp.[a,b]	924	3,641
Vringo Inc.[a]	2,361	3,872
Workday Inc. Class Aa,b	18,730	1,439,213
Workiva Inc.[a,b]	3,344	38,958
Xura Inc.[a]	4,163	81,886
Zendesk Inc.[a,b]	9,298	194,607
Zix Corp.[a]	9,423	37,032
Zynga Inc. Class Aa	134,182	305,935

		159,978,934
SPECIALTY RETAIL — 2.68%
Aaron’s Inc.	10,914	273,941
Abercrombie & Fitch Co. Class A	11,260	355,140
Advance Auto Parts Inc.	12,383	1,985,490
Aeropostale Inc.[a]	13,332	2,646

Security	Shares	Value

America’s Car-Mart Inc./TXa,b	1,494	$37,350
American Eagle Outfitters Inc.	28,236	470,694
Appliance Recycling Centers of America Inc.[a]	748	883
Asbury Automotive Group Inc.[a,b]	4,209	251,867
Ascena Retail Group Inc.[a,b]	29,037	321,149
AutoNation Inc.[a,b]	12,801	597,551
AutoZone Inc.[a]	5,102	4,064,712
Barnes & Noble Education Inc.[a,b]	6,588	64,562
Barnes & Noble Inc.	10,391	128,433
bebe stores inc.	7,677	4,221
Bed Bath & Beyond Inc.[a,b]	28,024	1,391,111
Best Buy Co. Inc.	47,704	1,547,518
Big 5 Sporting Goods Corp.	3,141	34,897
Boot Barn Holdings Inc.[a,b]	2,405	22,607
Buckle Inc. (The)[b]	4,751	160,916
Build-A-Bear Workshop Inc.[a]	2,528	32,839
Burlington Stores Inc.[a]	12,750	717,060
Cabela’s Inc.[a]	8,205	399,501
Caleres Inc.	7,310	206,800
CarMax Inc.[a,b]	33,151	1,694,016
Cato Corp. (The) Class A	4,474	172,473
Chico’s FAS Inc.	23,496	311,792
Children’s Place Inc. (The)	3,369	281,210
Christopher & Banks Corp.[a]	6,249	14,935
Citi Trends Inc.	2,577	45,948
Conn’s Inc.[a,b]	4,499	56,058
Container Store Group Inc. (The)[a,b]	3,050	17,904
CST Brands Inc.	12,704	486,436
Destination Maternity Corp.	2,459	16,820
Destination XL Group Inc.[a]	7,668	39,644
Dick’s Sporting Goods Inc.	15,126	707,140
DSW Inc. Class A	12,072	333,670
Express Inc.[a]	12,048	257,948
Finish Line Inc. (The) Class A	7,629	160,972
Five Below Inc.[a,b]	9,229	381,527
Foot Locker Inc.	23,076	1,488,402
Francesca’s Holdings Corp.[a,b]	7,034	134,771
GameStop Corp. Class A	17,674	560,796
Gap Inc. (The)[b]	38,572	1,134,017
Genesco Inc.[a]	3,768	272,238
GNC Holdings Inc. Class A	13,963	443,325
Group 1 Automotive Inc.	3,818	224,078
Guess? Inc.	10,790	202,528
Haverty Furniture Companies Inc.	3,367	71,246
hhgregg Inc.[a,b]	2,349	4,956
Hibbett Sports Inc.[a,b]	3,875	139,112
Home Depot Inc. (The)	214,308	28,595,116
Kirkland’s Inc.	2,591	45,368
L Brands Inc.	43,236	3,796,553
Lithia Motors Inc. Class A	3,978	347,399
Lowe’s Companies Inc.	154,597	11,710,723
Lumber Liquidators Holdings Inc.[a,b]	4,636	60,824
MarineMax Inc.[a]	4,227	82,300
Mattress Firm Holding Corp.[a,b]	3,379	143,236
Michaels Companies Inc. (The)[a]	12,601	352,450
Monro Muffler Brake Inc.[b]	5,404	386,224
Murphy USA Inc.[a]	6,545	402,190
New York & Co. Inc.[a]	5,758	22,802
O’Reilly Automotive Inc.[a,b]	16,466	4,506,086
Office Depot Inc.[a]	83,043	589,605
Outerwall Inc.[b]	2,974	110,008
Party City Holdco Inc.[a,b]	3,867	58,160
Penske Automotive Group Inc.	7,120	269,848

51

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Perfumania Holdings Inc.[a]	1,410	$3,525
Pier 1 Imports Inc.	14,550	101,996
Rent-A-Center Inc./TX	8,909	141,208
Restoration Hardware Holdings Inc.[a,b]	6,294	263,719
Ross Stores Inc.	68,711	3,978,367
Sally Beauty Holdings Inc.[a]	25,495	825,528
Sears Hometown and Outlet Stores Inc.[a,b]	2,089	13,411
Select Comfort Corp.[a]	8,561	165,998
Shoe Carnival Inc.	2,467	66,510
Signet Jewelers Ltd.	13,390	1,660,762
Sonic Automotive Inc. Class A	5,434	100,420
Sportsman’s Warehouse Holdings Inc.[a]	3,978	50,123
Stage Stores Inc.[b]	5,422	43,701
Staples Inc.	108,172	1,193,137
Stein Mart Inc.	5,049	37,009
Tailored Brands Inc.	8,123	145,402
Tandy Leather Factory Inc.[a]	1,075	7,471
Tiffany & Co.	18,803	1,379,764
Tile Shop Holdings Inc.[a]	4,801	71,583
Tilly’s Inc. Class Aa,b	1,901	12,718
TJX Companies Inc. (The)	113,191	8,868,515
Tractor Supply Co.	22,658	2,049,643
Trans World Entertainment Corp.[a]	2,099	7,640
Ulta Salon Cosmetics & Fragrance Inc.[a]	10,816	2,095,492
Urban Outfitters Inc.[a]	14,530	480,798
Vitamin Shoppe Inc.[a,b]	4,877	150,992
West Marine Inc.[a]	2,882	26,197
Williams-Sonoma Inc.	14,078	770,630
Winmark Corp.	258	25,279
Zumiez Inc.[a,b]	3,324	66,214

		99,008,494
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.52%
3D Systems Corp.[a,b]	17,992	278,336
Apple Inc.	937,128	102,137,581
Astro-Med Inc.	918	12,723
Avid Technology Inc.[a,b]	5,283	35,713
Concurrent Computer Corp.	1,289	7,605
CPI Card Group Inc.[b]	2,565	21,136
Cray Inc.[a]	6,883	288,467
Crossroads Systems Inc.[a,b]	2,896	608
Diebold Inc.	10,946	316,449
Eastman Kodak Co.[a]	6,468	70,178
Electronics For Imaging Inc.[a]	8,000	339,120
EMC Corp./MA	328,657	8,758,709
Hewlett Packard Enterprise Co.	290,700	5,154,111
HP Inc.	292,405	3,602,430
Hutchinson Technology Inc.[a]	5,734	20,986
Immersion Corp.[a,b]	4,833	39,921
Intevac Inc.[a]	3,753	16,889
ITUS Corp.[a,b]	1,346	4,065
Lexmark International Inc. Class A	10,379	346,970
NCR Corp.[a]	20,950	627,033
NetApp Inc.	49,165	1,341,713
Nimble Storage Inc.[a]	8,768	68,741
Pure Storage Inc. Class Aa,b	4,575	62,632
Quantum Corp.[a]	44,884	27,379
SanDisk Corp.	34,212	2,602,849
Seagate Technology PLC	50,252	1,731,181
Silicon Graphics International Corp.[a]	6,229	44,350
Super Micro Computer Inc.[a,b]	6,208	211,569
TransAct Technologies Inc.	1,435	11,681

Security	Shares	Value

USA Technologies Inc.[a]	6,067	$26,452
Violin Memory Inc.[a,b]	16,001	8,356
Western Digital Corp.	39,646	1,872,877
Xplore Technologies Corp.[a]	1,709	5,964

		130,094,774
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Carter’s Inc.	8,735	920,494
Charles & Colvard Ltd.[a,b]	4,576	5,262
Cherokee Inc.[a]	1,483	26,383
Coach Inc.	46,701	1,872,243
Columbia Sportswear Co.	4,829	290,175
Crocs Inc.[a]	12,490	120,154
Crown Crafts Inc.	1,602	14,819
Culp Inc.	1,614	42,319
Deckers Outdoor Corp.[a]	5,452	326,629
Delta Apparel Inc.[a]	1,100	21,054
Differential Brands Group Inc.[a]	239	1,166
Forward Industries Inc.[a]	2,092	2,699
Fossil Group Inc.[a,b]	6,984	310,229
G-III Apparel Group Ltd.[a]	6,669	326,048
Hanesbrands Inc.	65,911	1,867,918
Iconix Brand Group Inc.[a,b]	768	6,182
Kate Spade & Co.[a]	21,449	547,379
Lakeland Industries Inc.[a,b]	1,069	13,117
lululemon athletica Inc.[a,b]	18,744	1,269,156
Michael Kors Holdings Ltd.[a]	30,391	1,731,071
Movado Group Inc.	2,868	78,956
NIKE Inc. Class B	228,172	14,025,733
Oxford Industries Inc.	2,444	164,310
Perry Ellis International Inc.[a]	2,073	38,164
PVH Corp.	13,937	1,380,599
Ralph Lauren Corp.	9,833	946,525
Rocky Brands Inc.	1,353	17,237
Sequential Brands Group Inc.[a]	5,031	32,148
Skechers U.S.A. Inc. Class Aa	21,912	667,220
Steven Madden Ltd.[a]	9,468	350,695
Superior Uniform Group Inc.	1,412	25,162
Tumi Holdings Inc.[a]	9,499	254,763
Under Armour Inc. Class Aa,b	30,805	2,613,188
Unifi Inc.[a]	2,492	57,092
Vera Bradley Inc.[a,b]	3,444	70,051
VF Corp.	57,355	3,714,310
Vince Holding Corp.[a,b]	2,986	18,901
Wolverine World Wide Inc.	17,310	318,850

		34,488,401
THRIFTS & MORTGAGE FINANCE — 0.20%
Anchor BanCorp. Wisconsin Inc.[a]	1,309	58,984
ASB Bancorp. Inc.[a]	696	16,871
Astoria Financial Corp.	15,207	240,879
Atlantic Coast Financial Corp.[a]	2,429	14,671
Bank Mutual Corp.	7,119	53,891
BankFinancial Corp.	3,138	37,091
Bear State Financial Inc.[a]	2,218	20,561
Beneficial Bancorp. Inc.[a]	14,023	191,975
BofI Holding Inc.[a,b]	9,610	205,077
Broadway Financial Corp./DEa	901	1,730
BSB Bancorp. Inc./MAa	1,476	33,166
Cape Bancorp. Inc.	1,747	23,480
Capitol Federal Financial Inc.	21,237	281,603

52

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Central Federal Corp.[a,b]	3,258	$4,301
Charter Financial Corp./MD	2,546	34,371
Cheviot Financial Corp.	973	14,293
Chicopee Bancorp. Inc.	759	13,389
Citizens Community Bancorp. Inc./WI	678	6,068
Clifton Bancorp. Inc.	3,955	59,800
Dime Community Bancshares Inc.	5,264	92,752
Elmira Savings Bank[b]	516	9,293
Entegra Financial Corp.[a]	1,092	18,968
Equitable Financial Corp.[a]	626	5,190
ESSA Bancorp. Inc.	1,590	21,449
Essent Group Ltd.[a]	11,071	230,277
EverBank Financial Corp.	13,458	203,081
Federal Agricultural Mortgage Corp. Class C	1,603	60,481
First Capital Inc.	506	13,915
First Clover Leaf Financial Corp.	1,061	9,973
First Defiance Financial Corp.	1,573	60,419
First Financial Northwest Inc.	1,674	22,047
Flagstar Bancorp. Inc.[a]	3,370	72,320
Fox Chase Bancorp. Inc.	1,674	32,342
FS Bancorp. Inc.	505	12,721
Georgetown Bancorp. Inc.	222	4,440
Greene County Bancorp. Inc.[b]	515	9,049
Guaranty Federal Bancshares Inc.	704	10,539
Hamilton Bancorp. Inc./MDa	669	8,904
HF Financial Corp.	941	16,938
Hingham Institution for Savings	180	21,440
HMN Financial Inc.[a]	727	8,186
Home Bancorp. Inc.	931	24,960
Home Federal Bancorp. Inc./LA	253	5,569
HomeStreet Inc.[a]	3,430	71,378
HopFed Bancorp. Inc.	1,012	11,587
IF Bancorp. Inc.	576	10,668
IMPAC Mortgage Holdings Inc.[a,b]	1,377	19,099
Jacksonville Bancorp. Inc./ILb	232	5,916
Kearny Financial Corp./MD	3,177	39,236
Kentucky First Federal Bancorp.	723	6,399
Lake Shore Bancorp. Inc.	531	7,057
Lake Sunapee Bank Group	1,434	20,047
Laporte Bancorp. Inc.	856	13,491
LendingTree Inc.[a,b]	1,283	125,452
Magyar Bancorp. Inc.[a]	593	5,859
Malvern Bancorp. Inc.[a]	1,004	16,084
Meridian Bancorp. Inc.	8,482	118,069
Meta Financial Group Inc.	1,058	48,245
MGIC Investment Corp.[a,b]	57,079	437,796
MSB Financial Corp./MDa	529	6,792
Nationstar Mortgage Holdings Inc.[a,b]	6,592	65,261
New York Community Bancorp. Inc.	81,617	1,297,710
NMI Holdings Inc. Class Aa	8,818	44,531
Northfield Bancorp. Inc.	7,746	127,344
Northwest Bancshares Inc.[b]	17,178	232,075
Ocean Shore Holding Co.	922	16,153
OceanFirst Financial Corp.	2,360	41,725
Oconee Federal Financial Corp.	212	3,928
Ocwen Financial Corp.[a]	17,734	43,803
Oritani Financial Corp.	6,347	107,709
Pathfinder Bancorp. Inc.	592	6,524
PB Bancorp Inc.[b]	577	4,841
PHH Corp.[a]	8,216	103,029
Poage Bankshares Inc.	540	8,959
Provident Bancorp. Inc.[a]	1,666	22,041
Provident Financial Holdings Inc.	1,083	18,465

Security	Shares	Value

Provident Financial Services Inc.	9,823	$198,326
Prudential Bancorp. Inc.	1,413	20,234
Pulaski Financial Corp.	1,630	26,324
Radian Group Inc.	34,786	431,346
Riverview Bancorp. Inc.	3,896	16,363
Security National Financial Corp. Class Aa	2,107	10,725
Severn Bancorp. Inc.[a]	1,473	7,439
SI Financial Group Inc.	1,853	25,812
Southern Missouri Bancorp. Inc.	923	22,170
Stonegate Mortgage Corp.[a,b]	4,087	23,459
Territorial Bancorp. Inc.	1,436	37,422
TFS Financial Corp.	11,189	194,353
Timberland Bancorp. Inc./WA	1,065	13,462
TrustCo Bank Corp. NY	16,058	97,311
United Community Bancorp.	690	9,412
United Community Financial Corp./OH	8,141	47,788
United Financial Bancorp. Inc.	8,456	106,461
Walker & Dunlop Inc.[a]	4,572	110,962
Walter Investment Management Corp.[a,b]	6,405	48,934
Washington Federal Inc.	15,682	355,197
Waterstone Financial Inc.	4,491	61,437
Wayne Savings Bancshares Inc.	561	6,928
Westfield Financial Inc.	2,643	22,280
Wolverine Bancorp. Inc.	283	7,216
WSFS Financial Corp.	4,698	152,779
WVS Financial Corp.	222	2,562

		7,451,429
TOBACCO — 1.46%
22nd Century Group Inc.[a,b]	9,269	7,258
Alliance One International Inc.[a]	1,525	26,779
Altria Group Inc.	330,966	20,738,329
Philip Morris International Inc.	261,889	25,693,930
Reynolds American Inc.	140,215	7,054,217
Universal Corp./VA	3,851	218,775
Vector Group Ltd.	14,880	339,859

		54,079,147
TRADING COMPANIES & DISTRIBUTORS — 0.31%
AeroCentury Corp.[a]	249	2,689
Air Lease Corp.	15,872	509,809
Aircastle Ltd.[b]	10,469	232,830
Applied Industrial Technologies Inc.	6,552	284,357
Beacon Roofing Supply Inc.[a]	8,479	347,724
BlueLinx Holdings Inc.[a]	6,170	3,764
BMC Stock Holdings Inc.[a,b]	2,985	49,611
CAI International Inc.[a,b]	2,957	28,565
DXP Enterprises Inc.[a]	2,217	38,930
Empire Resources Inc.	742	2,434
EnviroStar Inc.	962	3,001
Fastenal Co.[b]	48,690	2,385,810
GATX Corp.	7,132	338,770
General Finance Corp.[a,b]	2,286	10,424
H&E Equipment Services Inc.	5,361	93,978
HD Supply Holdings Inc.[a]	30,819	1,019,184
Houston Wire & Cable Co.	3,104	21,697
Huttig Building Products Inc.[a]	2,866	10,547
Kaman Corp.	4,597	196,246
Lawson Products Inc./DEa	976	19,110
MRC Global Inc.[a]	17,237	226,494
MSC Industrial Direct Co. Inc. Class A	8,098	617,958

53

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Security	Shares	Value

Neff Corp.[a]	1,815	$13,504
NOW Inc.[a,b]	18,049	319,828
Rush Enterprises Inc. Class Aa	4,621	84,287
Rush Enterprises Inc. Class Ba	1,588	28,997
TAL International Group Inc.	5,623	86,819
Titan Machinery Inc.[a,b]	2,972	34,356
Transcat Inc.[a]	1,303	13,212
United Rentals Inc.[a]	15,651	973,336
Univar Inc.[a]	5,749	98,768
Veritiv Corp.[a,b]	1,418	52,835
Watsco Inc.	4,267	574,936
WESCO International Inc.[a]	7,086	387,392
Willis Lease Finance Corp.[a]	928	20,035
WW Grainger Inc.	9,558	2,231,124

		11,363,361
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	12,522	844,484
Wesco Aircraft Holdings Inc.[a]	9,646	138,806

		983,290
WATER UTILITIES — 0.11%
American States Water Co.	6,205	244,229
American Water Works Co. Inc.	30,187	2,080,790
Aqua America Inc.	29,614	942,317
Artesian Resources Corp. Class A	1,365	38,165
Cadiz Inc.[a,b]	3,059	15,968
California Water Service Group	8,031	214,588
Connecticut Water Service Inc.	1,839	82,939
Middlesex Water Co.	2,683	82,771
Pure Cycle Corp.[a]	2,923	13,183
SJW Corp.	2,911	105,815
York Water Co. (The)	2,236	68,243

		3,889,008
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a]	5,708	44,066
NII Holdings Inc.[a]	17,197	95,099
NTELOS Holdings Corp.[a,b]	2,991	27,517
Shenandoah Telecommunications Co.	7,726	206,671
Spok Holdings Inc.	3,456	60,515
Sprint Corp.[a,b]	133,386	464,183
T-Mobile U.S. Inc.[a]	47,531	1,820,437
Telephone & Data Systems Inc.	15,869	477,498
U.S. Cellular Corp.[a]	2,259	103,214

		3,299,200

TOTAL COMMON STOCKS (Cost: $3,349,489,747)		3,684,431,592

Security	Shares	Value

RIGHTS — 0.00%

TEXTILES, APPAREL & LUXURY GOODS — 0.00%
Vince Holding Corp.[a,b]	2,942	$779

		779

TOTAL RIGHTS (Cost: $0)		779

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	110,151,931	110,151,931
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	5,594,986	5,594,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	7,075,266	7,075,266

		122,822,183

TOTAL SHORT-TERM INVESTMENTS (Cost: $122,822,183)		122,822,183

TOTAL INVESTMENTS IN SECURITIES — 102.92% (Cost: $3,472,311,930)		3,807,254,554
Other Assets, Less Liabilities — (2.92)%		(108,042,748)

NET ASSETS — 100.00%		$3,699,211,806

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

54

Schedule of Investments  (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	125	Jun. 2016	Chicago Mercantile	$12,821,875	$225,411
S&P MidCap 400 E-Mini	12	Jun. 2016	Chicago Mercantile	1,729,440	43,474

			Net unrealized appreciation		$268,885

See notes to financial statements.

55

Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.45%
B/E Aerospace Inc.	76,743	$3,539,387
Boeing Co. (The)	472,951	60,036,400
BWX Technologies Inc.	78,459	2,633,084
General Dynamics Corp.	200,526	26,343,101
Hexcel Corp.	70,386	3,076,572
Honeywell International Inc.	567,998	63,644,176
Huntington Ingalls Industries Inc.	35,388	4,846,033
L-3 Communications Holdings Inc.	56,253	6,665,981
Lockheed Martin Corp.	197,165	43,672,047
Northrop Grumman Corp.	132,524	26,226,500
Orbital ATK Inc.	44,022	3,827,273
Raytheon Co.	221,726	27,190,259
Rockwell Collins Inc.	95,895	8,842,478
Spirit AeroSystems Holdings Inc. Class Aa	96,405	4,372,931
Textron Inc.	201,198	7,335,679
TransDigm Group Inc.[a]	38,742	8,536,412
Triumph Group Inc.	35,492	1,117,288
United Technologies Corp.	607,765	60,837,276

		362,742,877
AIR FREIGHT & LOGISTICS — 0.68%
CH Robinson Worldwide Inc.	105,648	7,842,251
Expeditors International of Washington Inc.	138,955	6,782,394
FedEx Corp.	195,094	31,745,696
United Parcel Service Inc. Class B	509,752	53,763,543

		100,133,884
AIRLINES — 0.69%
Alaska Air Group Inc.	94,160	7,723,003
American Airlines Group Inc.	458,018	18,783,318
Copa Holdings SA Class Ab	24,307	1,646,799
Delta Air Lines Inc.	593,142	28,874,153
JetBlue Airways Corp.[a]	228,163	4,818,803
Southwest Airlines Co.	485,611	21,755,373
Spirit Airlines Inc.[a]	53,244	2,554,647
United Continental Holdings Inc.[a]	261,222	15,636,749

		101,792,845
AUTO COMPONENTS — 0.40%
BorgWarner Inc.	164,630	6,321,792
Delphi Automotive PLC	209,816	15,740,397
Gentex Corp.	214,041	3,358,303
Goodyear Tire & Rubber Co. (The)	196,314	6,474,436
Johnson Controls Inc.	475,823	18,542,822
Lear Corp.	56,321	6,261,206
Visteon Corp.[b]	29,614	2,356,978

		59,055,934
AUTOMOBILES — 0.68%
Ford Motor Co.	2,837,081	38,300,594
General Motors Co.	1,167,833	36,704,991
Harley-Davidson Inc.	139,589	7,165,103

Security	Shares	Value

Tesla Motors Inc.[a,b]	70,864	$16,282,421
Thor Industries Inc.	32,954	2,101,477

		100,554,586
BANKS — 5.01%
Associated Banc-Corp.	112,011	2,009,477
Bank of America Corp.	7,630,891	103,169,646
Bank of Hawaii Corp.	31,968	2,182,775
BankUnited Inc.	74,890	2,579,212
BB&T Corp.	563,710	18,754,632
BOK Financial Corp.[b]	20,323	1,110,042
CIT Group Inc.	127,170	3,946,085
Citigroup Inc.	2,204,633	92,043,428
Citizens Financial Group Inc.	225,870	4,731,976
Comerica Inc.	129,013	4,885,722
Commerce Bancshares Inc./MO	63,199	2,840,795
Cullen/Frost Bankers Inc.	39,825	2,194,756
East West Bancorp. Inc.	104,729	3,401,598
Fifth Third Bancorp.	588,557	9,823,016
First Horizon National Corp.	170,516	2,233,760
First Niagara Financial Group Inc.	259,094	2,508,030
First Republic Bank/CA	103,518	6,898,440
Huntington Bancshares Inc./OH	588,795	5,617,104
JPMorgan Chase & Co.	2,696,493	159,686,315
KeyCorp	614,720	6,786,509
M&T Bank Corp.	116,060	12,882,660
PacWest Bancorp.	81,608	3,031,737
People’s United Financial Inc.	223,800	3,565,134
PNC Financial Services Group Inc. (The)[c]	376,337	31,826,820
Popular Inc.	76,093	2,177,021
Regions Financial Corp.	975,698	7,659,229
Signature Bank/New York NYa	36,911	5,024,325
SunTrust Banks Inc.	375,159	13,535,737
SVB Financial Group[a]	37,395	3,816,160
Synovus Financial Corp.	91,670	2,650,180
TCF Financial Corp.	121,026	1,483,779
U.S. Bancorp.	1,217,230	49,407,366
Wells Fargo & Co.	3,385,134	163,705,080
Zions BanCorp.	146,894	3,556,304

		741,724,850
BEVERAGES — 2.14%
Brown-Forman Corp. Class A	19,846	2,117,370
Brown-Forman Corp. Class B	84,794	8,349,665
Coca-Cola Co. (The)	2,849,197	132,174,249
Coca-Cola Enterprises Inc.	169,778	8,614,536
Constellation Brands Inc. Class A	118,866	17,959,464
Dr Pepper Snapple Group Inc.	139,356	12,461,213
Molson Coors Brewing Co. Class B	115,023	11,062,912
Monster Beverage Corp.[a]	108,711	14,499,873
PepsiCo Inc.	1,072,506	109,910,415

		317,149,697
BIOTECHNOLOGY — 3.13%
AbbVie Inc.	1,202,738	68,700,395
Agios Pharmaceuticals Inc.[a,b]	18,390	746,634
Alexion Pharmaceuticals Inc.[a]	156,789	21,828,165
Alkermes PLC[a]	108,526	3,710,504
Alnylam Pharmaceuticals Inc.[a]	53,849	3,380,102
Amgen Inc.	552,459	82,830,178
Baxalta Inc.	395,478	15,977,311
Biogen Inc.[a]	161,967	42,163,249

1

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

BioMarin Pharmaceutical Inc.[a]	116,640	$9,620,467
Bluebird Bio Inc.[a,b]	25,626	1,089,105
Celgene Corp.[a]	576,311	57,682,968
Gilead Sciences Inc.	992,873	91,205,314
Incyte Corp.[a]	114,013	8,262,522
Intercept Pharmaceuticals Inc.[a,b]	11,595	1,489,610
Intrexon Corp.[a,b]	35,193	1,192,691
Ionis Pharmaceuticals Inc.[a,b]	86,380	3,498,390
Juno Therapeutics Inc.[a,b]	8,338	317,594
Medivation Inc.[a]	114,839	5,280,297
OPKO Health Inc.[a,b]	217,617	2,261,041
Puma Biotechnology Inc.[a,b]	17,946	527,074
Regeneron Pharmaceuticals Inc.[a]	57,001	20,545,440
Seattle Genetics Inc.[a,b]	76,995	2,701,755
United Therapeutics Corp.[a]	33,605	3,744,605
Vertex Pharmaceuticals Inc.[a]	177,123	14,079,507

		462,834,918
BUILDING PRODUCTS — 0.23%
Allegion PLC	69,712	4,441,351
AO Smith Corp.	53,941	4,116,238
Armstrong World Industries Inc.[a]	28,122	1,360,261
Fortune Brands Home & Security Inc.	115,910	6,495,596
Lennox International Inc.	29,566	3,997,028
Masco Corp.	252,845	7,951,975
Owens Corning	86,132	4,072,321
USG Corp.[a,b]	67,613	1,677,479

		34,112,249
CAPITAL MARKETS — 1.89%
Affiliated Managers Group Inc.[a]	39,705	6,448,092
Ameriprise Financial Inc.	122,123	11,480,783
Artisan Partners Asset Management Inc.	25,514	786,852
Bank of New York Mellon Corp. (The)	814,916	30,013,356
BlackRock Inc.[c]	91,162	31,047,042
Charles Schwab Corp. (The)	832,475	23,325,950
E*TRADE Financial Corp.[a]	211,200	5,172,288
Eaton Vance Corp. NVS	85,281	2,858,619
Federated Investors Inc. Class B	67,259	1,940,422
Franklin Resources Inc.	282,139	11,017,528
Goldman Sachs Group Inc. (The)	313,905	49,276,807
Interactive Brokers Group Inc. Class A	41,235	1,621,360
Invesco Ltd.	313,013	9,631,410
Lazard Ltd. Class A	91,562	3,552,606
Legg Mason Inc.	71,623	2,483,886
LPL Financial Holdings Inc.[b]	55,363	1,373,002
Morgan Stanley	1,113,888	27,858,339
Northern Trust Corp.	169,355	11,036,865
NorthStar Asset Management Group Inc./New York	142,613	1,618,658
Raymond James Financial Inc.	92,860	4,421,065
SEI Investments Co.	101,823	4,383,480
State Street Corp.	299,142	17,505,790
T Rowe Price Group Inc.	189,352	13,909,798
TD Ameritrade Holding Corp.	194,245	6,124,545
Waddell & Reed Financial Inc. Class A	62,010	1,459,715

		280,348,258
CHEMICALS — 2.20%
Air Products & Chemicals Inc.	156,055	22,479,723
Airgas Inc.	49,461	7,005,656
Albemarle Corp.	81,885	5,234,908
Ashland Inc.	46,072	5,066,077

Security	Shares	Value

Axalta Coating Systems Ltd.[a]	74,134	$2,164,713
Cabot Corp.	46,189	2,232,314
Celanese Corp. Series A	111,347	7,293,228
CF Industries Holdings Inc.	170,814	5,353,311
Chemours Co. (The)	130,056	910,392
Dow Chemical Co. (The)	812,920	41,345,111
Eastman Chemical Co.	107,714	7,780,182
Ecolab Inc.	191,837	21,393,662
EI du Pont de Nemours & Co.	657,756	41,649,110
FMC Corp.	96,588	3,899,258
GCP Applied Technologies Inc.[a]	52,453	1,045,913
Huntsman Corp.	147,172	1,957,388
International Flavors & Fragrances Inc.	58,925	6,703,897
LyondellBasell Industries NV Class A	265,684	22,737,237
Monsanto Co.	319,594	28,041,178
Mosaic Co. (The)	252,838	6,826,626
NewMarket Corp.	6,129	2,428,677
Platform Specialty Products Corp.[a,b]	94,192	810,051
PPG Industries Inc.	197,535	22,023,177
Praxair Inc.	209,499	23,977,160
RPM International Inc.	96,630	4,573,498
Scotts Miracle-Gro Co. (The) Class A	32,671	2,377,469
Sherwin-Williams Co. (The)	58,837	16,749,129
Valspar Corp. (The)	58,979	6,311,933
Westlake Chemical Corp.	29,766	1,378,166
WR Grace & Co.[a]	53,135	3,782,149

		325,531,293
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ADT Corp. (The)	124,955	5,155,643
Cintas Corp.	65,282	5,862,977
Clean Harbors Inc.[a,b]	42,956	2,119,449
Copart Inc.[a]	81,264	3,313,133
Covanta Holding Corp.	82,095	1,384,122
KAR Auction Services Inc.	102,600	3,913,164
Pitney Bowes Inc.	139,012	2,994,319
Republic Services Inc.	175,683	8,371,295
Rollins Inc.	69,576	1,886,901
RR Donnelley & Sons Co.	151,631	2,486,748
Stericycle Inc.[a]	61,752	7,792,485
Tyco International PLC	305,954	11,231,571
Waste Connections Inc.	90,168	5,823,951
Waste Management Inc.	332,668	19,627,412

		81,963,170
COMMUNICATIONS EQUIPMENT — 1.06%
Arista Networks Inc.[a,b]	24,577	1,550,809
ARRIS International PLC[a]	132,039	3,026,334
Brocade Communications Systems Inc.	305,089	3,227,842
Cisco Systems Inc.	3,695,437	105,209,091
CommScope Holding Co. Inc.[a,b]	77,209	2,155,675
EchoStar Corp. Class Aa	32,546	1,441,462
F5 Networks Inc.[a]	52,406	5,547,175
Harris Corp.	90,117	7,016,510
Juniper Networks Inc.	286,112	7,298,717
Lumentum Holdings Inc.[a]	33,663	907,891
Motorola Solutions Inc.	128,722	9,744,255
Palo Alto Networks Inc.[a,b]	55,719	9,089,998
Viavi Solutions Inc.[a]	168,316	1,154,648

		157,370,407

2

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a,b]	108,588	$3,343,424
Chicago Bridge & Iron Co. NV	71,384	2,611,940
Fluor Corp.	100,694	5,407,268
Jacobs Engineering Group Inc.[a]	91,342	3,977,944
KBR Inc.	106,506	1,648,713
Quanta Services Inc.[a,b]	111,503	2,515,508
Valmont Industries Inc.	16,959	2,100,203

		21,605,000
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	36,808	2,580,609
Martin Marietta Materials Inc.	48,904	7,800,677
Vulcan Materials Co.	96,634	10,201,651

		20,582,937
CONSUMER FINANCE — 0.74%
Ally Financial Inc.[a]	347,324	6,501,905
American Express Co.	595,976	36,592,926
Capital One Financial Corp.	377,402	26,157,733
Credit Acceptance Corp.[a,b]	6,075	1,102,916
Discover Financial Services	300,562	15,304,617
LendingClub Corp.[a,b]	47,086	390,814
Navient Corp.	248,768	2,977,753
OneMain Holdings Inc.[a,b]	38,030	1,043,163
Santander Consumer USA Holdings Inc.[a]	64,077	672,168
SLM Corp.[a]	312,601	1,988,142
Synchrony Financial[a]	605,809	17,362,486

		110,094,623
CONTAINERS & PACKAGING — 0.44%
AptarGroup Inc.	45,254	3,548,366
Avery Dennison Corp.	66,450	4,791,709
Ball Corp.	99,981	7,127,645
Bemis Co. Inc.	70,864	3,669,338
Crown Holdings Inc.[a]	101,648	5,040,724
Graphic Packaging Holding Co.	239,998	3,083,974
International Paper Co.	305,975	12,557,214
Owens-Illinois Inc.[a]	118,256	1,887,366
Packaging Corp. of America	70,762	4,274,025
Sealed Air Corp.	143,471	6,888,043
Silgan Holdings Inc.	29,851	1,587,178
Sonoco Products Co.	73,517	3,570,721
WestRock Co.	190,395	7,431,117

		65,457,420
DISTRIBUTORS — 0.12%
Genuine Parts Co.	110,604	10,989,614
LKQ Corp.[a]	221,225	7,063,714

		18,053,328
DIVERSIFIED CONSUMER SERVICES — 0.08%
Graham Holdings Co. Class B	2,507	1,203,360
H&R Block Inc.	172,188	4,549,207
Service Corp. International/U.S.	146,735	3,621,420
ServiceMaster Global Holdings Inc.[a,b]	74,543	2,808,780

		12,182,767

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.00%
Berkshire Hathaway Inc. Class Ba	1,351,375	$191,733,085
CBOE Holdings Inc.	60,360	3,943,319
CME Group Inc./IL	232,946	22,374,463
FactSet Research Systems Inc.	30,488	4,619,847
Intercontinental Exchange Inc.	84,998	19,986,430
Leucadia National Corp.	237,764	3,844,644
McGraw Hill Financial Inc.	198,884	19,685,538
Moody’s Corp.	128,986	12,454,888
Morningstar Inc.	14,070	1,241,959
MSCI Inc.	74,722	5,535,406
Nasdaq Inc.	84,441	5,605,193
Voya Financial Inc.	156,951	4,672,431

		295,697,203
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.53%
AT&T Inc.	4,423,103	173,252,944
CenturyLink Inc.	409,780	13,096,569
Frontier Communications Corp.	853,229	4,769,550
Level 3 Communications Inc.[a]	209,915	11,094,008
SBA Communications Corp. Class Aa	94,163	9,432,308
Verizon Communications Inc.	2,963,443	160,262,997
Zayo Group Holdings Inc.[a]	104,996	2,545,103

		374,453,479
ELECTRIC UTILITIES — 1.99%
American Electric Power Co. Inc.	356,004	23,638,665
Avangrid Inc.	41,551	1,666,611
Duke Energy Corp.	502,482	40,540,248
Edison International	236,747	17,019,742
Entergy Corp.	130,632	10,356,505
Eversource Energy	230,863	13,468,547
Exelon Corp.	668,179	23,960,899
FirstEnergy Corp.	306,670	11,030,920
Great Plains Energy Inc.	111,775	3,604,744
Hawaiian Electric Industries Inc.	78,574	2,545,798
ITC Holdings Corp.	112,380	4,896,396
NextEra Energy Inc.	322,708	38,189,265
OGE Energy Corp.	144,945	4,149,775
PG&E Corp.	348,765	20,828,246
Pinnacle West Capital Corp.	80,383	6,034,352
PPL Corp.	485,477	18,482,109
Southern Co. (The)	659,966	34,140,041
Westar Energy Inc.	102,556	5,087,803
Xcel Energy Inc.	368,352	15,404,481

		295,045,147
ELECTRICAL EQUIPMENT — 0.56%
Acuity Brands Inc.	31,514	6,874,464
AMETEK Inc.	175,900	8,791,482
Babcock & Wilcox Enterprises Inc.[a]	39,177	838,388
Eaton Corp. PLC	339,414	21,233,740
Emerson Electric Co.	485,613	26,407,635
Hubbell Inc.	42,045	4,453,827
Regal Beloit Corp.	32,549	2,053,516
Rockwell Automation Inc.	97,993	11,146,703
Solarcity Corp.[a,b]	42,967	1,056,129

		82,855,884

3

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
Amphenol Corp. Class A	224,888	$13,003,024
Arrow Electronics Inc.[a]	69,848	4,498,910
Avnet Inc.	99,051	4,387,959
CDW Corp./DE	96,368	3,999,272
Cognex Corp.	63,641	2,478,817
Corning Inc.	808,630	16,892,281
Dolby Laboratories Inc. Class A	35,774	1,554,738
Fitbit Inc.[a,b]	30,345	459,727
FLIR Systems Inc.	102,106	3,364,393
Ingram Micro Inc. Class A	107,545	3,861,941
IPG Photonics Corp.[a,b]	25,005	2,402,480
Jabil Circuit Inc.	140,179	2,701,249
Keysight Technologies Inc.[a]	123,242	3,418,733
National Instruments Corp.	82,141	2,473,266
Trimble Navigation Ltd.[a]	189,348	4,695,830
VeriFone Systems Inc.[a,b]	83,280	2,351,827
Zebra Technologies Corp. Class Aa,b	37,448	2,583,912

		75,128,359
ENERGY EQUIPMENT & SERVICES — 1.04%
Baker Hughes Inc.	315,894	13,845,634
Cameron International Corp.[a]	139,243	9,336,243
Diamond Offshore Drilling Inc.	46,091	1,001,557
Dril-Quip Inc.[a]	28,011	1,696,346
Ensco PLC Class Ab	171,799	1,781,556
FMC Technologies Inc.[a]	168,705	4,615,769
Frank’s International NV	24,207	398,931
Halliburton Co.	618,276	22,084,819
Helmerich & Payne Inc.	70,197	4,121,968
Nabors Industries Ltd.	204,260	1,879,192
National Oilwell Varco Inc.	281,859	8,765,815
Noble Corp. PLC[b]	176,960	1,831,536
Oceaneering International Inc.	71,553	2,378,422
Patterson-UTI Energy Inc.	108,065	1,904,105
Rowan Companies PLC Class A	91,775	1,477,578
RPC Inc.[b]	41,176	583,876
Schlumberger Ltd.	922,599	68,041,676
Seadrill Ltd.[a,b]	275,508	909,176
Superior Energy Services Inc.	107,543	1,440,001
Weatherford International PLC[a]	650,436	5,060,392

		153,154,592
FOOD & STAPLES RETAILING — 2.23%
Costco Wholesale Corp.	319,689	50,376,592
CVS Health Corp.	819,852	85,043,248
Kroger Co. (The)	712,383	27,248,650
Rite Aid Corp.[a,b]	719,232	5,861,741
Sprouts Farmers Market Inc.[a,b]	111,208	3,229,480
Sysco Corp.	431,445	20,161,425
Wal-Mart Stores Inc.	1,147,734	78,608,302
Walgreens Boots Alliance Inc.	624,679	52,622,959
Whole Foods Market Inc.	237,766	7,396,900

		330,549,297
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	450,791	16,368,221
Blue Buffalo Pet Products Inc.[a,b]	28,019	718,968
Bunge Ltd.	104,508	5,922,468
Campbell Soup Co.	126,290	8,056,039

Security	Shares	Value

ConAgra Foods Inc.	310,320	$13,846,478
Flowers Foods Inc.	126,934	2,343,202
General Mills Inc.	433,138	27,439,292
Hain Celestial Group Inc. (The)[a]	74,300	3,039,613
Hershey Co. (The)	105,730	9,736,676
Hormel Foods Corp.	194,208	8,397,554
Ingredion Inc.	51,693	5,520,295
JM Smucker Co. (The)	87,142	11,314,517
Kellogg Co.	181,466	13,891,222
Kraft Heinz Co. (The)	430,118	33,790,070
McCormick & Co. Inc./MD	92,916	9,243,284
Mead Johnson Nutrition Co.	135,730	11,532,978
Mondelez International Inc. Class A	1,181,926	47,418,871
Pilgrim’s Pride Corp.[a]	45,912	1,166,165
Pinnacle Foods Inc.	84,378	3,770,009
Tyson Foods Inc. Class A	214,519	14,299,837
WhiteWave Foods Co. (The)[a]	127,862	5,196,312

		253,012,071
GAS UTILITIES — 0.15%
AGL Resources Inc.	87,136	5,676,039
Atmos Energy Corp.	73,717	5,474,224
National Fuel Gas Co.	61,451	3,075,622
Questar Corp.	127,847	3,170,606
UGI Corp.	125,082	5,039,554

		22,436,045
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Abbott Laboratories	1,081,758	45,249,937
Alere Inc.[a]	61,745	3,124,914
Align Technology Inc.[a]	58,993	4,288,201
Baxter International Inc.	395,478	16,246,236
Becton Dickinson and Co.	152,151	23,099,565
Boston Scientific Corp.[a]	974,188	18,324,476
Cooper Companies Inc. (The)	34,983	5,386,333
CR Bard Inc.	53,997	10,943,572
DENTSPLY SIRONA Inc.	174,839	10,775,328
DexCom Inc.[a]	57,346	3,894,367
Edwards Lifesciences Corp.[a]	156,315	13,788,546
Hill-Rom Holdings Inc.	40,845	2,054,504
Hologic Inc.[a]	178,683	6,164,563
IDEXX Laboratories Inc.[a,b]	67,799	5,310,018
Intuitive Surgical Inc.[a]	26,786	16,099,725
Medtronic PLC	1,035,462	77,659,650
ResMed Inc.	102,525	5,927,995
St. Jude Medical Inc.	204,452	11,244,860
Stryker Corp.	245,433	26,332,507
Teleflex Inc.	30,187	4,739,661
Varian Medical Systems Inc.[a]	72,765	5,822,655
Zimmer Biomet Holdings Inc.	123,819	13,202,820

		329,680,433
HEALTH CARE PROVIDERS & SERVICES — 2.54%
Acadia Healthcare Co. Inc.[a,b]	43,376	2,390,451
Aetna Inc.	253,742	28,507,914
AmerisourceBergen Corp.	149,475	12,937,061
Anthem Inc.	191,399	26,602,547
Brookdale Senior Living Inc.[a]	135,249	2,147,754
Cardinal Health Inc.	240,399	19,700,698
Centene Corp.[a]	121,428	7,476,322
Cigna Corp.	187,008	25,664,978
Community Health Systems Inc.[a]	84,670	1,567,242

4

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

DaVita HealthCare Partners Inc.[a]	128,425	$9,423,827
Envision Healthcare Holdings Inc.[a,b]	134,385	2,741,454
Express Scripts Holding Co.[a,b]	459,899	31,590,462
HCA Holdings Inc.[a]	232,970	18,183,308
Henry Schein Inc.[a]	60,698	10,478,296
Humana Inc.	108,835	19,911,363
Laboratory Corp. of America Holdings[a]	72,829	8,530,461
LifePoint Health Inc.[a,b]	32,226	2,231,651
McKesson Corp.	168,250	26,457,312
MEDNAX Inc.[a]	67,705	4,375,097
Patterson Companies Inc.	62,750	2,919,758
Premier Inc.[a,b]	26,648	888,977
Quest Diagnostics Inc.	104,381	7,458,022
Tenet Healthcare Corp.[a,b]	72,163	2,087,676
UnitedHealth Group Inc.	691,657	89,154,587
Universal Health Services Inc. Class B	66,639	8,311,216
VCA Inc.[a]	60,000	3,461,400

		375,199,834
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	133,138	1,758,753
athenahealth Inc.[a,b]	28,157	3,907,628
Cerner Corp.[a]	217,937	11,541,943
IMS Health Holdings Inc.[a]	97,585	2,590,882
Inovalon Holdings Inc.[a,b]	18,044	334,175
Veeva Systems Inc.[a,b]	51,038	1,277,992

		21,411,373
HOTELS, RESTAURANTS & LEISURE — 2.07%
Aramark	141,009	4,670,218
Brinker International Inc.	41,405	1,902,560
Carnival Corp.	308,653	16,287,619
Chipotle Mexican Grill Inc.[a,b]	22,590	10,639,212
Choice Hotels International Inc.	25,482	1,377,302
Darden Restaurants Inc.	91,343	6,056,041
Domino’s Pizza Inc.	36,516	4,815,000
Dunkin’ Brands Group Inc.	70,177	3,310,249
Extended Stay America Inc.	42,382	690,827
Hilton Worldwide Holdings Inc.	376,437	8,477,361
Hyatt Hotels Corp. Class Aa,b	23,284	1,152,325
International Game Technology PLC	67,325	1,228,681
Las Vegas Sands Corp.	265,676	13,730,136
Marriott International Inc./MD Class A	142,082	10,113,397
McDonald’s Corp.	641,467	80,619,573
MGM Resorts International[a]	323,798	6,942,229
Norwegian Cruise Line Holdings Ltd.[a]	95,713	5,291,972
Panera Bread Co. Class Aa,b	16,752	3,431,312
Royal Caribbean Cruises Ltd.	124,976	10,266,778
Six Flags Entertainment Corp.	52,610	2,919,329
Starbucks Corp.	1,090,275	65,089,417
Starwood Hotels & Resorts Worldwide Inc.	124,175	10,359,920
Wendy’s Co. (The)	146,984	1,600,656
Wyndham Worldwide Corp.	81,543	6,232,331
Wynn Resorts Ltd.	59,105	5,522,180
Yum! Brands Inc.	296,983	24,308,059

		307,034,684
HOUSEHOLD DURABLES — 0.56%
DR Horton Inc.	238,298	7,203,749
Garmin Ltd.	86,317	3,449,227
GoPro Inc.[a,b]	64,044	765,966
Harman International Industries Inc.	51,785	4,610,936

Security	Shares	Value

Jarden Corp.[a]	153,184	$9,030,197
Leggett & Platt Inc.	100,641	4,871,024
Lennar Corp. Class A	126,507	6,117,879
Lennar Corp. Class B	7,148	276,699
Mohawk Industries Inc.[a]	44,924	8,575,992
Newell Rubbermaid Inc.	194,855	8,630,128
NVR Inc.[a]	2,959	5,126,172
PulteGroup Inc.	263,711	4,934,033
Tempur Sealy International Inc.[a]	44,603	2,711,416
Toll Brothers Inc.[a]	126,999	3,747,740
TopBuild Corp.[a]	28,114	836,110
Tupperware Brands Corp.	35,919	2,082,584
Whirlpool Corp.	57,045	10,287,495

		83,257,347
HOUSEHOLD PRODUCTS — 1.82%
Church & Dwight Co. Inc.	95,223	8,777,656
Clorox Co. (The)	95,318	12,015,787
Colgate-Palmolive Co.	657,278	46,436,691
Energizer Holdings Inc.	45,767	1,854,021
Kimberly-Clark Corp.	264,558	35,585,697
Procter & Gamble Co. (The)	1,971,272	162,255,398
Spectrum Brands Holdings Inc.	18,590	2,031,515

		268,956,765
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	497,226	5,867,267
Calpine Corp.[a]	269,460	4,087,708
NRG Energy Inc.	230,094	2,993,523
TerraForm Power Inc.[b]	41,222	356,570

		13,305,068
INDUSTRIAL CONGLOMERATES — 2.39%
3M Co.	460,918	76,802,766
Carlisle Companies Inc.	47,116	4,688,042
Danaher Corp.	433,299	41,102,743
General Electric Co.	6,833,377	217,233,055
Roper Technologies Inc.	73,062	13,353,542

		353,180,148
INSURANCE — 2.86%
Aflac Inc.	315,276	19,906,527
Alleghany Corp.[a]	11,633	5,772,295
Allied World Assurance Co. Holdings AG	65,548	2,290,247
Allstate Corp. (The)	281,432	18,960,074
American Financial Group Inc./OH	49,952	3,515,122
American International Group Inc.	834,964	45,129,804
American National Insurance Co.	5,134	592,977
AmTrust Financial Services Inc.	59,039	1,527,929
Aon PLC	204,793	21,390,629
Arch Capital Group Ltd.[a]	89,924	6,393,596
Arthur J Gallagher & Co.	121,639	5,410,503
Aspen Insurance Holdings Ltd.	45,069	2,149,791
Assurant Inc.	49,357	3,807,893
Assured Guaranty Ltd.	101,751	2,574,300
Axis Capital Holdings Ltd.	68,873	3,819,697
Brown & Brown Inc.	84,585	3,028,143
Chubb Ltd.	337,787	40,247,321
Cincinnati Financial Corp.	119,328	7,799,278
CNA Financial Corp.	18,962	610,197
Endurance Specialty Holdings Ltd.	45,161	2,950,820

5

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

Erie Indemnity Co. Class A	17,662	$1,642,389
Everest Re Group Ltd.	32,275	6,372,053
FNF Group	203,624	6,902,854
Genworth Financial Inc. Class Aa	353,128	964,040
Hanover Insurance Group Inc. (The)	32,246	2,909,234
Hartford Financial Services Group Inc. (The)	287,850	13,264,128
Lincoln National Corp.	184,445	7,230,244
Loews Corp.	205,969	7,880,374
Markel Corp.[a]	10,121	9,023,580
Marsh & McLennan Companies Inc.	390,113	23,714,969
Mercury General Corp.	12,439	690,365
MetLife Inc.	680,687	29,909,387
Old Republic International Corp.	189,244	3,459,380
Principal Financial Group Inc.	214,446	8,459,895
ProAssurance Corp.	40,256	2,036,954
Progressive Corp. (The)	426,338	14,981,517
Prudential Financial Inc.	329,167	23,772,441
Reinsurance Group of America Inc.	48,221	4,641,271
RenaissanceRe Holdings Ltd.	33,021	3,956,906
Torchmark Corp.	92,064	4,986,186
Travelers Companies Inc. (The)	214,342	25,015,855
Unum Group	181,675	5,617,391
Validus Holdings Ltd.	61,303	2,892,889
White Mountains Insurance Group Ltd.	4,154	3,334,000
WR Berkley Corp.	70,622	3,968,956
XL Group PLC	223,418	8,221,782

		423,726,183
INTERNET & CATALOG RETAIL — 1.85%
Amazon.com Inc.[a]	276,968	164,419,284
Expedia Inc.	85,648	9,234,567
Groupon Inc.[a,b]	324,055	1,292,979
Liberty Interactive Corp. QVC Group Series Aa	358,638	9,055,610
Liberty Ventures Series Aa	102,429	4,007,022
Netflix Inc.[a,b]	308,355	31,523,132
Priceline Group Inc. (The)[a]	37,671	48,556,412
TripAdvisor Inc.[a,b]	81,613	5,427,265

		273,516,271
INTERNET SOFTWARE & SERVICES — 3.97%
Akamai Technologies Inc.[a]	129,623	7,203,150
Alphabet Inc. Class Aa	209,459	159,796,271
Alphabet Inc. Class Ca	213,739	159,224,868
CoStar Group Inc.[a]	23,492	4,420,490
eBay Inc.[a]	882,730	21,061,938
Facebook Inc. Class Aa	1,572,384	179,409,014
GoDaddy Inc. Class Aa,b	16,542	534,803
IAC/InterActiveCorp	53,150	2,502,302
LinkedIn Corp. Class Aa	79,582	9,100,202
Match Group Inc.[a,b]	25,532	282,384
Pandora Media Inc.[a,b]	155,584	1,392,477
Rackspace Hosting Inc.[a]	83,589	1,804,686
Twitter Inc.[a,b]	410,399	6,792,103
VeriSign Inc.[a,b]	70,880	6,275,715
Yahoo! Inc.[a]	681,898	25,100,665
Yelp Inc.[a,b]	46,486	924,142
Zillow Group Inc. Class Aa,b	31,363	801,325
Zillow Group Inc. Class Ca,b	64,889	1,539,816

		588,166,351
IT SERVICES — 3.85%
Accenture PLC Class A	456,415	52,670,291

Security	Shares	Value

Alliance Data Systems Corp.[a]	45,139	$9,930,580
Amdocs Ltd.	112,546	6,800,029
Automatic Data Processing Inc.	341,167	30,606,092
Black Knight Financial Services Inc. Class Aa,b	14,987	465,047
Booz Allen Hamilton Holding Corp.	74,536	2,256,950
Broadridge Financial Solutions Inc.	87,431	5,185,533
Cognizant Technology Solutions Corp. Class Aa	443,622	27,815,099
Computer Sciences Corp.	100,555	3,458,087
CoreLogic Inc./U.S.[a]	65,995	2,290,027
CSRA Inc.	100,186	2,695,003
DST Systems Inc.	24,935	2,811,920
Fidelity National Information Services Inc.	205,982	13,040,720
First Data Corp. Class Aa,b	132,208	1,710,772
Fiserv Inc.[a]	161,773	16,594,674
FleetCor Technologies Inc.[a]	66,819	9,939,326
Gartner Inc.[a]	60,544	5,409,606
Genpact Ltd.[a]	115,946	3,152,572
Global Payments Inc.	96,597	6,307,784
International Business Machines Corp.	659,792	99,925,498
Jack Henry & Associates Inc.	59,365	5,020,498
Leidos Holdings Inc.	48,290	2,429,953
MasterCard Inc. Class A	726,359	68,640,926
Paychex Inc.	235,872	12,739,447
PayPal Holdings Inc.[a]	882,714	34,072,760
Sabre Corp.	82,876	2,396,774
Square Inc.[a,b]	22,235	339,751
Teradata Corp.[a,b]	95,938	2,517,413
Total System Services Inc.	120,409	5,729,060
Vantiv Inc. Class Aa	104,509	5,630,945
Visa Inc. Class A	1,422,282	108,776,127
Western Union Co. (The)	374,638	7,226,767
WEX Inc.[a]	27,850	2,321,576
Xerox Corp.	735,443	8,207,544

		569,115,151
LEISURE PRODUCTS — 0.17%
Brunswick Corp./DE	67,729	3,249,638
Hasbro Inc.	81,096	6,495,790
Mattel Inc.	245,678	8,259,694
Polaris Industries Inc.[b]	48,192	4,745,948
Vista Outdoor Inc.[a]	46,851	2,432,035

		25,183,105
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Agilent Technologies Inc.	242,020	9,644,497
Bio-Rad Laboratories Inc. Class Aa	14,985	2,048,749
Bio-Techne Corp.	26,954	2,547,692
Bruker Corp.	81,371	2,278,388
Charles River Laboratories International Inc.[a]	34,473	2,617,880
Illumina Inc.[a]	104,712	16,974,862
Mettler-Toledo International Inc.[a,b]	20,332	7,009,660
PerkinElmer Inc.	82,744	4,092,518
QIAGEN NVa	167,749	3,747,513
Quintiles Transnational Holdings Inc.[a]	57,507	3,743,706
Thermo Fisher Scientific Inc.	289,236	40,952,925
VWR Corp.[a,b]	21,139	572,022
Waters Corp.[a]	60,035	7,919,817

		104,150,229
MACHINERY — 1.54%
AGCO Corp.[b]	51,538	2,561,439
Allison Transmission Holdings Inc.	129,867	3,503,812

6

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

Caterpillar Inc.	438,625	$33,572,357
Colfax Corp.[a,b]	73,871	2,111,972
Crane Co.	35,329	1,902,820
Cummins Inc.	123,604	13,589,024
Deere & Co.[b]	229,783	17,690,993
Donaldson Co. Inc.	99,612	3,178,619
Dover Corp.	116,558	7,498,176
Flowserve Corp.	98,273	4,364,304
Graco Inc.	39,947	3,353,950
IDEX Corp.	56,524	4,684,709
Illinois Tool Works Inc.	217,428	22,273,324
Ingersoll-Rand PLC	192,000	11,905,920
ITT Corp.	65,419	2,413,307
Joy Global Inc.	69,705	1,120,159
Kennametal Inc.	56,761	1,276,555
Lincoln Electric Holdings Inc.	51,297	3,004,465
Manitowoc Co. Inc. (The)	100,015	433,065
Manitowoc Foodservice Inc.	100,015	1,474,221
Middleby Corp. (The)[a,b]	41,666	4,448,679
Nordson Corp.	41,172	3,130,719
Oshkosh Corp.	53,003	2,166,233
PACCAR Inc.	257,814	14,099,848
Parker-Hannifin Corp.	100,870	11,204,640
Pentair PLC	130,509	7,081,418
Snap-on Inc.	42,118	6,612,105
SPX Corp.	29,157	437,938
SPX FLOW Inc.[a]	29,124	730,430
Stanley Black & Decker Inc.	111,549	11,736,070
Terex Corp.	77,406	1,925,861
Timken Co. (The)	51,792	1,734,514
Toro Co. (The)	40,234	3,464,952
Trinity Industries Inc.	111,321	2,038,287
WABCO Holdings Inc.[a]	39,453	4,218,315
Wabtec Corp./DE	70,109	5,558,943
Xylem Inc./NY	132,257	5,409,311

		227,911,454
MARINE — 0.02%
Kirby Corp.[a]	40,392	2,435,234

		2,435,234
MEDIA — 3.36%
AMC Networks Inc. Class Aa,b	43,871	2,848,983
Cable One Inc.	2,528	1,105,065
Cablevision Systems Corp. Class A	146,456	4,833,048
CBS Corp. Class B NVS	333,923	18,395,818
Charter Communications Inc. Class Aa,b	54,374	11,006,929
Cinemark Holdings Inc.	84,077	3,012,479
Clear Channel Outdoor Holdings Inc. Class A	25,834	121,420
Comcast Corp. Class A	1,819,482	111,133,961
Discovery Communications Inc. Class Aa,b	113,135	3,239,055
Discovery Communications Inc. Class C NVS[a]	183,505	4,954,635
DISH Network Corp. Class Aa,b	158,388	7,327,029
Gannett Co. Inc.	80,976	1,225,977
Interpublic Group of Companies Inc. (The)	300,145	6,888,328
John Wiley & Sons Inc. Class A	33,250	1,625,592
Liberty Broadband Corp. Class Aa,b	19,400	1,128,304
Liberty Broadband Corp. Class Ca	48,177	2,791,857
Liberty Media Corp. Class Aa	76,211	2,944,031
Liberty Media Corp. Class Ca	146,167	5,567,501
Lions Gate Entertainment Corp.	69,895	1,527,206
Live Nation Entertainment Inc.[a]	106,595	2,378,134
Madison Square Garden Co. (The)[a]	14,825	2,466,287

Security	Shares	Value

MSG Networks Inc. Class Aa,b	43,980	$760,414
News Corp. Class A	277,778	3,547,225
News Corp. Class B	86,207	1,142,243
Omnicom Group Inc.	177,531	14,775,905
Regal Entertainment Group Class Ab	59,282	1,253,221
Scripps Networks Interactive Inc. Class A	66,073	4,327,781
Sirius XM Holdings Inc.[a,b]	1,551,208	6,127,272
Starz Series Aa	61,973	1,631,749
TEGNA Inc.	165,923	3,892,554
Thomson Reuters Corp.	239,617	9,699,696
Time Warner Cable Inc.	205,403	42,029,562
Time Warner Inc.	599,170	43,469,783
Tribune Media Co.	59,106	2,266,715
Twenty-First Century Fox Inc. Class A	813,429	22,678,401
Twenty-First Century Fox Inc. Class B	351,474	9,911,567
Viacom Inc. Class A	7,480	338,844
Viacom Inc. Class B NVS	251,411	10,378,246
Walt Disney Co. (The)	1,232,879	122,437,213

		497,190,030
METALS & MINING — 0.39%
Alcoa Inc.	949,641	9,097,561
Allegheny Technologies Inc.	78,173	1,274,220
Compass Minerals International Inc.	24,472	1,734,086
Freeport-McMoRan Inc.[b]	910,013	9,409,534
Newmont Mining Corp.	384,975	10,232,636
Nucor Corp.	231,905	10,969,107
Reliance Steel & Aluminum Co.	54,334	3,759,369
Royal Gold Inc.	47,534	2,438,019
Southern Copper Corp.[b]	83,043	2,301,122
Steel Dynamics Inc.	175,942	3,960,454
Tahoe Resources Inc.	114,646	1,149,899
U.S. Steel Corp.[b]	107,065	1,718,393

		58,044,400
MULTI-UTILITIES — 1.11%
Alliant Energy Corp.	82,251	6,109,604
Ameren Corp.	175,920	8,813,592
CenterPoint Energy Inc.	313,267	6,553,546
CMS Energy Corp.	200,714	8,518,302
Consolidated Edison Inc.	212,815	16,305,885
Dominion Resources Inc./VA	431,227	32,393,772
DTE Energy Co.	130,313	11,814,176
MDU Resources Group Inc.	142,121	2,765,675
NiSource Inc.	231,495	5,454,022
Public Service Enterprise Group Inc.	367,583	17,327,863
SCANA Corp.	103,936	7,291,110
Sempra Energy	179,902	18,718,803
TECO Energy Inc.	171,737	4,727,920
Vectren Corp.	60,328	3,050,184
WEC Energy Group Inc.	228,998	13,755,910

		163,600,364
MULTILINE RETAIL — 0.63%
Dillard’s Inc. Class A	15,321	1,300,906
Dollar General Corp.	207,872	17,793,843
Dollar Tree Inc.[a]	167,318	13,797,042
JC Penney Co. Inc.[a]	223,254	2,469,189
Kohl’s Corp.	137,990	6,431,714
Macy’s Inc.	227,981	10,051,682
Nordstrom Inc.	92,410	5,286,776
Sears Holdings Corp.[a,b]	9,693	148,400
Target Corp.	435,969	35,871,530

		93,151,082

7

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 5.41%
Anadarko Petroleum Corp.	369,085	$17,188,289
Antero Resources Corp.[a,b]	51,697	1,285,704
Apache Corp.	274,020	13,374,916
Cabot Oil & Gas Corp.	337,812	7,671,711
California Resources Corp.	276,937	285,245
Cheniere Energy Inc.[a]	171,755	5,810,472
Chesapeake Energy Corp.[b]	429,397	1,769,116
Chevron Corp.	1,366,361	130,350,839
Cimarex Energy Co.	68,531	6,666,010
Cobalt International Energy Inc.[a]	262,046	778,277
Columbia Pipeline Group Inc.	290,613	7,294,386
Concho Resources Inc.[a,b]	93,864	9,484,019
ConocoPhillips	895,883	36,077,208
CONSOL Energy Inc.[b]	168,308	1,900,197
Continental Resources Inc./OKa,b	63,101	1,915,746
CVR Energy Inc.	10,867	283,629
Denbury Resources Inc.	254,878	565,829
Devon Energy Corp.	347,880	9,545,827
Diamondback Energy Inc.[a,b]	51,578	3,980,790
Energen Corp.	68,535	2,507,696
EOG Resources Inc.	398,871	28,950,057
EP Energy Corp. Class Aa,b	23,148	104,629
EQT Corp.	110,464	7,429,809
Exxon Mobil Corp.	3,038,007	253,947,005
Golar LNG Ltd.[b]	64,409	1,157,430
Gulfport Energy Corp.[a]	91,122	2,582,398
Hess Corp.	201,095	10,587,652
HollyFrontier Corp.	133,403	4,711,794
Kinder Morgan Inc./DE	1,297,459	23,172,618
Kosmos Energy Ltd.[a,b]	112,391	654,116
Laredo Petroleum Inc.[a,b]	88,059	698,308
Marathon Oil Corp.	613,554	6,834,992
Marathon Petroleum Corp.	394,776	14,677,772
Memorial Resource Development Corp.[a]	64,063	652,161
Murphy Oil Corp.	128,846	3,245,631
Newfield Exploration Co.[a]	144,097	4,791,225
Noble Energy Inc.	312,369	9,811,510
Occidental Petroleum Corp.	558,133	38,193,041
ONEOK Inc.	152,526	4,554,426
PBF Energy Inc.	69,536	2,308,595
Phillips 66	393,562	34,078,534
Pioneer Natural Resources Co.	117,360	16,517,246
QEP Resources Inc.	156,188	2,203,813
Range Resources Corp.[b]	122,902	3,979,567
SM Energy Co.[b]	48,484	908,590
Southwestern Energy Co.[a,b]	280,763	2,265,757
Spectra Energy Corp.	487,822	14,927,353
Targa Resources Corp.	116,346	3,474,092
Teekay Corp.	33,437	289,564
Tesoro Corp.	91,238	7,847,380
Valero Energy Corp.	349,879	22,441,239
Whiting Petroleum Corp.[a,b]	145,732	1,162,941
Williams Companies Inc. (The)	544,699	8,753,313
World Fuel Services Corp.	52,747	2,562,449
WPX Energy Inc.[a,b]	167,884	1,173,509

		800,386,422

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	46,231	$1,872,356

		1,872,356
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.	321,674	1,547,252
Coty Inc. Class Ab	56,461	1,571,310
Edgewell Personal Care Co.	44,903	3,616,039
Estee Lauder Companies Inc. (The) Class A	152,421	14,374,824
Herbalife Ltd.[a,b]	53,091	3,268,282
Nu Skin Enterprises Inc. Class A	43,245	1,654,121

		26,031,828
PHARMACEUTICALS — 4.90%
Akorn Inc.[a]	56,284	1,324,363
Allergan PLC[a]	285,159	76,431,167
Bristol-Myers Squibb Co.	1,211,240	77,374,011
Eli Lilly & Co.	710,980	51,197,670
Endo International PLC[a]	164,506	4,630,844
Jazz Pharmaceuticals PLC[a]	44,457	5,803,861
Johnson & Johnson	2,014,898	218,011,964
Mallinckrodt PLC[a,b]	84,905	5,202,978
Merck & Co. Inc.	2,052,825	108,614,971
Mylan NVa	305,384	14,154,548
Perrigo Co. PLC	106,464	13,619,940
Pfizer Inc.	4,474,191	132,615,021
Zoetis Inc.	363,301	16,105,133

		725,086,471
PROFESSIONAL SERVICES — 0.35%
Dun & Bradstreet Corp. (The)	26,307	2,711,726
Equifax Inc.	86,605	9,898,085
IHS Inc. Class Aa	50,074	6,217,188
ManpowerGroup Inc.	53,750	4,376,325
Nielsen Holdings PLC	267,445	14,083,654
Robert Half International Inc.	97,889	4,559,670
TransUnion[a]	23,313	643,672
Verisk Analytics Inc. Class Aa	123,070	9,835,754

		52,326,074
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.81%
Alexandria Real Estate Equities Inc.	52,288	4,752,456
American Campus Communities Inc.	94,432	4,446,803
American Capital Agency Corp.	241,247	4,494,432
American Homes 4 Rent Class A	146,397	2,327,712
American Tower Corp.	307,427	31,471,302
Annaly Capital Management Inc.	688,220	7,061,137
Apartment Investment & Management Co. Class A	113,044	4,727,500
Apple Hospitality REIT Inc.[b]	126,330	2,502,597
AvalonBay Communities Inc.	96,052	18,269,090
Boston Properties Inc.	111,669	14,190,897
Brandywine Realty Trust[b]	132,386	1,857,376
Brixmor Property Group Inc.[b]	125,802	3,223,047
Camden Property Trust[b]	63,391	5,330,549
Care Capital Properties Inc.	59,786	1,604,656
CBL & Associates Properties Inc.	119,341	1,420,158
Chimera Investment Corp.	136,060	1,849,055
Columbia Property Trust Inc.	91,064	2,002,497
Communications Sales & Leasing Inc.[a,b]	88,399	1,966,878

8

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

Corporate Office Properties Trust	69,511	$1,823,969
Corrections Corp. of America	85,284	2,733,352
Crown Castle International Corp.	242,512	20,977,288
DDR Corp.	220,274	3,918,675
Digital Realty Trust Inc.[b]	106,615	9,434,361
Douglas Emmett Inc.	105,718	3,183,169
Duke Realty Corp.	251,294	5,664,167
Empire State Realty Trust Inc. Class A	79,822	1,399,280
Equinix Inc.	49,702	16,436,948
Equity Commonwealth[a,b]	94,708	2,672,660
Equity Lifestyle Properties Inc.	60,891	4,428,602
Equity Residential	263,806	19,793,364
Essex Property Trust Inc.[b]	47,401	11,085,198
Extra Space Storage Inc.	89,015	8,319,342
Federal Realty Investment Trust	49,843	7,778,000
Forest City Realty Trust Inc.	158,659	3,346,118
Four Corners Property Trust Inc.	43,572	782,117
Gaming and Leisure Properties Inc.[b]	64,723	2,001,235
General Growth Properties Inc.	418,500	12,442,005
HCP Inc.[b]	335,854	10,942,123
Healthcare Trust of America Inc. Class A	91,077	2,679,485
Hospitality Properties Trust	107,903	2,865,904
Host Hotels & Resorts Inc.[b]	551,722	9,213,757
Iron Mountain Inc.[b]	153,690	5,211,628
Kilroy Realty Corp.	63,594	3,934,561
Kimco Realty Corp.[b]	299,374	8,615,984
Lamar Advertising Co. Class A	58,515	3,598,673
Liberty Property Trust[b]	108,167	3,619,268
Macerich Co. (The)	108,231	8,576,224
MFA Financial Inc.[b]	272,039	1,863,467
Mid-America Apartment Communities Inc.	54,546	5,575,147
National Retail Properties Inc.[b]	102,177	4,720,577
NorthStar Realty Europe Corp.[b]	43,763	507,651
NorthStar Realty Finance Corp.[b]	131,290	1,722,525
Omega Healthcare Investors Inc.[b]	133,424	4,709,867
Outfront Media Inc.	100,756	2,125,952
Paramount Group Inc.	130,622	2,083,421
Piedmont Office Realty Trust Inc. Class Ab	104,744	2,127,351
Post Properties Inc.	39,894	2,383,268
Prologis Inc.	380,798	16,823,656
Public Storage	105,247	29,030,280
Rayonier Inc.	92,982	2,294,796
Realty Income Corp.[b]	180,963	11,311,997
Regency Centers Corp.	68,855	5,153,797
Retail Properties of America Inc. Class A	172,542	2,734,791
Senior Housing Properties Trust[b]	170,748	3,054,682
Simon Property Group Inc.	226,172	46,973,663
SL Green Realty Corp.	72,348	7,009,074
Spirit Realty Capital Inc.	319,585	3,595,331
Starwood Property Trust Inc.	172,108	3,258,004
Tanger Factory Outlet Centers Inc.	69,703	2,536,492
Taubman Centers Inc.	44,436	3,165,176
Two Harbors Investment Corp.	252,202	2,002,484
UDR Inc.	188,243	7,253,003
Ventas Inc.[b]	240,438	15,137,977
VEREIT Inc.	659,651	5,851,104
Vornado Realty Trust	136,805	12,918,496
Weingarten Realty Investors	89,814	3,369,821
Welltower Inc.	254,779	17,666,376
Weyerhaeuser Co.	580,399	17,980,761
WP Carey Inc.	75,593	4,704,908
WP Glimcher Inc.	132,393	1,256,410

		563,877,904

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	207,908	$5,991,908
Howard Hughes Corp. (The)[a]	28,748	3,044,126
Jones Lang LaSalle Inc.	32,415	3,802,928
Realogy Holdings Corp.[a]	105,811	3,820,835

		16,659,797
ROAD & RAIL — 0.79%
AMERCO	5,349	1,911,251
Avis Budget Group Inc.[a]	72,160	1,974,298
CSX Corp.	717,901	18,485,951
Genesee & Wyoming Inc. Class Aa,b	40,844	2,560,919
Hertz Global Holdings Inc.[a,b]	272,769	2,872,258
JB Hunt Transport Services Inc.	66,888	5,634,645
Kansas City Southern	80,415	6,871,462
Landstar System Inc.	32,391	2,092,782
Norfolk Southern Corp.	221,516	18,441,207
Old Dominion Freight Line Inc.[a,b]	50,510	3,516,506
Ryder System Inc.	38,362	2,485,090
Union Pacific Corp.	636,219	50,611,221

		117,457,590
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.66%
Analog Devices Inc.	227,842	13,485,968
Applied Materials Inc.	835,003	17,685,364
Atmel Corp.	304,557	2,473,003
Broadcom Ltd.	274,319	42,382,285
Cree Inc.[a,b]	74,145	2,157,619
Cypress Semiconductor Corp.	228,249	1,976,636
First Solar Inc.[a,b]	54,865	3,756,607
Intel Corp.	3,447,023	111,511,194
KLA-Tencor Corp.	116,502	8,482,511
Lam Research Corp.[b]	115,263	9,520,724
Linear Technology Corp.	174,550	7,777,948
Marvell Technology Group Ltd.	329,891	3,401,176
Maxim Integrated Products Inc.	205,898	7,572,928
Microchip Technology Inc.	152,243	7,338,113
Micron Technology Inc.[a]	786,193	8,231,441
NVIDIA Corp.	390,963	13,930,012
ON Semiconductor Corp.[a]	312,512	2,996,990
Qorvo Inc.[a,b]	102,967	5,190,566
QUALCOMM Inc.	1,092,170	55,853,574
Skyworks Solutions Inc.	138,888	10,819,375
SunEdison Inc.[a,b]	194,667	105,159
SunPower Corp.[a,b]	39,039	872,131
Teradyne Inc.	155,881	3,365,471
Texas Instruments Inc.	755,947	43,406,477
Xilinx Inc.	188,249	8,928,650

		393,221,922
SOFTWARE — 4.36%
Activision Blizzard Inc.	366,845	12,414,035
Adobe Systems Inc.[a]	363,502	34,096,488
ANSYS Inc.[a]	65,475	5,857,393
Atlassian Corp. PLC Class Aa	18,434	463,615
Autodesk Inc.[a]	165,718	9,663,017
CA Inc.	217,610	6,700,212
Cadence Design Systems Inc.[a]	211,696	4,991,792
CDK Global Inc.	116,721	5,433,362
Citrix Systems Inc.[a]	116,476	9,152,684

9

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

Electronic Arts Inc.[a]	228,607	$15,113,209
FireEye Inc.[a,b]	101,343	1,823,161
Fortinet Inc.[a]	103,335	3,165,151
Intuit Inc.	186,351	19,382,367
Microsoft Corp.	5,877,896	324,636,196
NetSuite Inc.[a,b]	29,339	2,009,428
Nuance Communications Inc.[a]	183,767	3,434,605
Oracle Corp.	2,302,204	94,183,166
PTC Inc.[a]	84,031	2,786,468
Red Hat Inc.[a,b]	133,215	9,925,850
salesforce.com inc.[a]	476,663	35,192,029
ServiceNow Inc.[a,b]	111,534	6,823,650
Splunk Inc.[a,b]	90,849	4,445,242
SS&C Technologies Holdings Inc.	59,388	3,766,387
Symantec Corp.	494,794	9,094,314
Synopsys Inc.[a]	112,358	5,442,621
Tableau Software Inc. Class Aa	35,640	1,634,807
Ultimate Software Group Inc. (The)[a,b]	20,788	4,022,478
VMware Inc. Class Aa,b	59,855	3,131,015
Workday Inc. Class Aa,b	77,054	5,920,829
Zynga Inc. Class Aa	523,014	1,192,472

		645,898,043
SPECIALTY RETAIL — 2.68%
Aaron’s Inc.	46,418	1,165,092
Advance Auto Parts Inc.	53,032	8,503,151
AutoNation Inc.[a]	49,659	2,318,082
AutoZone Inc.[a]	22,697	18,082,473
Bed Bath & Beyond Inc.[a,b]	124,602	6,185,243
Best Buy Co. Inc.	202,389	6,565,499
Cabela’s Inc.[a]	34,698	1,689,446
CarMax Inc.[a,b]	142,275	7,270,252
CST Brands Inc.	56,180	2,151,132
Dick’s Sporting Goods Inc.	66,768	3,121,404
DSW Inc. Class A	54,181	1,497,563
Foot Locker Inc.	101,840	6,568,680
GameStop Corp. Class A	78,454	2,489,345
Gap Inc. (The)	163,622	4,810,487
GNC Holdings Inc. Class A	53,815	1,708,626
Home Depot Inc. (The)	943,847	125,937,505
L Brands Inc.	179,811	15,789,204
Lowe’s Companies Inc.	691,517	52,382,413
Michaels Companies Inc. (The)[a]	46,440	1,298,927
Murphy USA Inc.[a,b]	30,213	1,856,589
O’Reilly Automotive Inc.[a]	73,385	20,082,539
Office Depot Inc.[a]	399,284	2,834,916
Penske Automotive Group Inc.	30,484	1,155,344
Ross Stores Inc.	300,682	17,409,488
Sally Beauty Holdings Inc.[a]	105,956	3,430,855
Signet Jewelers Ltd.	58,534	7,259,972
Staples Inc.	466,452	5,144,966
Tiffany & Co.	82,057	6,021,343
TJX Companies Inc. (The)	494,379	38,734,595
Tractor Supply Co.	98,865	8,943,328
Ulta Salon Cosmetics & Fragrance Inc.[a]	46,706	9,048,820
Urban Outfitters Inc.[a]	62,795	2,077,886
Williams-Sonoma Inc.	67,051	3,670,372

		397,205,537
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.80%
3D Systems Corp.[a,b]	80,030	1,238,064
Apple Inc.	4,185,972	456,229,088
EMC Corp./MA	1,411,136	37,606,774

Security	Shares	Value

Hewlett Packard Enterprise Co.	1,248,423	$22,134,540
HP Inc.	1,254,667	15,457,498
Lexmark International Inc. Class A	43,882	1,466,975
NCR Corp.[a]	97,377	2,914,494
NetApp Inc.	214,578	5,855,834
SanDisk Corp.	151,065	11,493,025
Western Digital Corp.	163,213	7,710,182

		562,106,474
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Carter’s Inc.	38,201	4,025,621
Coach Inc.	200,669	8,044,820
Fossil Group Inc.[a,b]	30,345	1,347,925
Hanesbrands Inc.	292,545	8,290,725
Kate Spade & Co.[a]	93,738	2,392,194
lululemon athletica Inc.[a,b]	80,799	5,470,900
Michael Kors Holdings Ltd.[a]	133,679	7,614,356
NIKE Inc. Class B	985,365	60,570,387
PVH Corp.	60,266	5,969,950
Ralph Lauren Corp.	43,344	4,172,293
Skechers U.S.A. Inc. Class Aa,b	89,584	2,727,833
Under Armour Inc. Class Aa,b	129,807	11,011,528
VF Corp.	245,600	15,905,056

		137,543,588
THRIFTS & MORTGAGE FINANCE — 0.04%
New York Community Bancorp. Inc.	352,626	5,606,753
TFS Financial Corp.	47,046	817,189

		6,423,942
TOBACCO — 1.56%
Altria Group Inc.	1,428,912	89,535,626
Philip Morris International Inc.	1,125,620	110,434,578
Reynolds American Inc.	599,989	30,185,447

		230,155,651
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	75,054	2,410,735
Fastenal Co.	213,885	10,480,365
GATX Corp.	29,755	1,413,363
HD Supply Holdings Inc.[a]	123,356	4,079,383
MSC Industrial Direct Co. Inc. Class A	34,775	2,653,680
NOW Inc.[a]	76,906	1,362,774
United Rentals Inc.[a]	65,935	4,100,498
Watsco Inc.	18,895	2,545,912
WESCO International Inc.[a,b]	32,572	1,780,711
WW Grainger Inc.[b]	45,667	10,660,048

		41,487,469
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	50,035	3,374,360

		3,374,360
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	130,601	9,002,327
Aqua America Inc.	128,206	4,079,515

		13,081,842

10

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2016

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Sprint Corp.[a,b]	544,240	$1,893,955
T-Mobile U.S. Inc.[a,b]	199,018	7,622,390
Telephone & Data Systems Inc.	68,998	2,076,150
U.S. Cellular Corp.[a]	9,635	440,223

		12,032,718

TOTAL COMMON STOCKS
(Cost: $13,621,602,604)		14,780,068,614

SHORT-TERM INVESTMENTS — 2.53%

MONEY MARKET FUNDS — 2.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	337,985,634	337,985,634
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	17,167,423	17,167,423
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	19,828,554	19,828,554

		374,981,611

TOTAL SHORT-TERM INVESTMENTS
(Cost: $374,981,611)		374,981,611

TOTAL INVESTMENTS IN SECURITIES — 102.39%
(Cost: $13,996,584,215)		15,155,050,225
Other Assets, Less Liabilities — (2.39)%		(353,285,205)

NET ASSETS — 100.00%		$14,801,765,020

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	179	Jun. 2016	Chicago Mercantile	$18,360,925	$642,580
S&P MidCap 400 E-Mini	14	Jun. 2016	Chicago Mercantile	2,017,680	94,042

Net unrealized appreciation					$736,622

See notes to financial statements.

11

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.77%
B/E Aerospace Inc.	299,339	$13,805,515
Boeing Co. (The)	1,836,781	233,160,980
BWX Technologies Inc.	59,147	1,984,974
General Dynamics Corp.	238,252	31,299,165
Hexcel Corp.	272,124	11,894,540
Honeywell International Inc.	2,205,380	247,112,829
Huntington Ingalls Industries Inc.	137,481	18,826,648
Lockheed Martin Corp.	549,665	121,750,798
Northrop Grumman Corp.	156,541	30,979,464
Rockwell Collins Inc.	373,176	34,410,559
Spirit AeroSystems Holdings Inc. Class Aa	345,656	15,678,956
Textron Inc.	177,207	6,460,967
TransDigm Group Inc.[a]	150,374	33,133,407
United Technologies Corp.	217,141	21,735,814

		822,234,616
AIR FREIGHT & LOGISTICS — 1.05%
CH Robinson Worldwide Inc.	411,458	30,542,527
Expeditors International of Washington Inc.	539,657	26,340,658
FedEx Corp.	273,912	44,570,961
United Parcel Service Inc. Class B	1,979,238	208,750,232

		310,204,378
AIRLINES — 1.27%
Alaska Air Group Inc.	365,747	29,998,569
American Airlines Group Inc.	1,778,324	72,929,067
Delta Air Lines Inc.	2,302,997	112,109,894
JetBlue Airways Corp.[a,b]	328,632	6,940,708
Southwest Airlines Co.	1,885,446	84,467,981
Spirit Airlines Inc.[a,b]	205,277	9,849,190
United Continental Holdings Inc.[a]	1,014,211	60,710,671

		377,006,080
AUTO COMPONENTS — 0.46%
BorgWarner Inc.	638,825	24,530,880
Delphi Automotive PLC	814,613	61,112,267
Gentex Corp.	415,425	6,518,018
Johnson Controls Inc.	403,647	15,730,124
Lear Corp.	166,433	18,502,357
Visteon Corp.[b]	114,176	9,087,268

		135,480,914
AUTOMOBILES — 0.29%
Harley-Davidson Inc.[b]	296,546	15,221,706
Tesla Motors Inc.[a,b]	275,129	63,216,390
Thor Industries Inc.	128,484	8,193,425

		86,631,521
BANKS — 0.09%
Signature Bank/New York NYa,b	131,254	17,866,294

Security	Shares	Value

SVB Financial Group[a]	91,137	$9,300,531

		27,166,825
BEVERAGES — 3.99%
Brown-Forman Corp. Class A	71,525	7,631,002
Brown-Forman Corp. Class B	306,518	30,182,827
Coca-Cola Co. (The)	11,062,732	513,200,138
Coca-Cola Enterprises Inc.	657,331	33,352,975
Constellation Brands Inc. Class A	461,528	69,732,266
Dr Pepper Snapple Group Inc.	540,932	48,370,139
Monster Beverage Corp.[a]	422,091	56,298,498
PepsiCo Inc.	4,164,278	426,755,209

		1,185,523,054
BIOTECHNOLOGY — 5.96%
AbbVie Inc.	4,669,923	266,746,002
Agios Pharmaceuticals Inc.[a,b]	71,785	2,914,471
Alexion Pharmaceuticals Inc.[a]	608,749	84,750,036
Alkermes PLC[a]	346,449	11,845,091
Alnylam Pharmaceuticals Inc.[a,b]	171,191	10,745,659
Amgen Inc.	2,145,051	321,607,496
Baxalta Inc.	975,056	39,392,262
Biogen Inc.[a]	628,864	163,705,876
BioMarin Pharmaceutical Inc.[a,b]	452,365	37,311,065
Bluebird Bio Inc.[a,b]	99,979	4,249,108
Celgene Corp.[a]	2,237,648	223,966,188
Gilead Sciences Inc.	3,856,186	354,229,246
Incyte Corp.[a,b]	441,396	31,987,968
Intercept Pharmaceuticals Inc.[a,b]	44,672	5,739,012
Intrexon Corp.[a,b]	136,821	4,636,864
Ionis Pharmaceuticals Inc.[a,b]	338,541	13,710,911
Juno Therapeutics Inc.[a,b]	33,133	1,262,036
Medivation Inc.[a]	445,015	20,461,790
OPKO Health Inc.[a,b]	850,077	8,832,300
Puma Biotechnology Inc.[a,b]	69,482	2,040,686
Regeneron Pharmaceuticals Inc.[a]	221,318	79,771,860
Seattle Genetics Inc.[a,b]	297,345	10,433,836
United Therapeutics Corp.[a,b]	130,670	14,560,558
Vertex Pharmaceuticals Inc.[a]	687,697	54,665,035

		1,769,565,356
BUILDING PRODUCTS — 0.33%
Allegion PLC	270,464	17,231,261
AO Smith Corp.	209,047	15,952,377
Armstrong World Industries Inc.[a,b]	68,314	3,304,348
Fortune Brands Home & Security Inc.	156,936	8,794,693
Lennox International Inc.	113,995	15,410,984
Masco Corp.	983,513	30,931,484
USG Corp.[a,b]	256,871	6,372,970

		97,998,117
CAPITAL MARKETS — 1.11%
Affiliated Managers Group Inc.[a]	154,398	25,074,235
Ameriprise Financial Inc.	395,224	37,155,008
Artisan Partners Asset Management Inc.	98,625	3,041,595
Bank of New York Mellon Corp. (The)	341,645	12,582,785
BlackRock Inc.[c]	112,557	38,333,538
Charles Schwab Corp. (The)	2,285,209	64,031,556
Eaton Vance Corp. NVS	333,185	11,168,361

12

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Federated Investors Inc. Class B	263,491	$7,601,715
Interactive Brokers Group Inc. Class A	13,913	547,059
Invesco Ltd.	153,052	4,709,410
Lazard Ltd. Class A	354,778	13,765,386
Legg Mason Inc.	88,732	3,077,226
LPL Financial Holdings Inc.[b]	215,086	5,334,133
NorthStar Asset Management Group Inc./New York	545,502	6,191,448
SEI Investments Co.	393,835	16,954,597
T Rowe Price Group Inc.	735,188	54,006,910
TD Ameritrade Holding Corp.	641,841	20,237,247
Waddell & Reed Financial Inc. Class A	222,229	5,231,271

		329,043,480
CHEMICALS — 2.85%
Air Products & Chemicals Inc.	498,667	71,832,981
Airgas Inc.	43,203	6,119,273
Ashland Inc.	16,765	1,843,479
Axalta Coating Systems Ltd.[a]	283,535	8,279,222
Celanese Corp. Series A	30,226	1,979,803
CF Industries Holdings Inc.	664,052	20,811,390
Chemours Co. (The)	232,070	1,624,490
Dow Chemical Co. (The)	413,504	21,030,813
Eastman Chemical Co.	104,058	7,516,109
Ecolab Inc.	744,849	83,065,561
EI du Pont de Nemours & Co.	1,179,911	74,711,965
FMC Corp.	273,581	11,044,465
GCP Applied Technologies Inc.[a]	203,152	4,050,851
Huntsman Corp.	369,296	4,911,637
International Flavors & Fragrances Inc.	228,211	25,963,565
LyondellBasell Industries NV Class A	1,031,563	88,281,162
Monsanto Co.	1,240,893	108,875,952
NewMarket Corp.	23,874	9,460,311
Platform Specialty Products Corp.[a,b]	59,987	515,888
PPG Industries Inc.	766,968	85,509,262
Praxair Inc.	677,566	77,547,429
RPM International Inc.	374,896	17,743,828
Scotts Miracle-Gro Co. (The) Class A	113,954	8,292,433
Sherwin-Williams Co. (The)	228,457	65,034,854
Valspar Corp. (The)	229,254	24,534,763
WR Grace & Co.[a]	205,979	14,661,585

		845,243,071
COMMERCIAL SERVICES & SUPPLIES — 0.48%
Cintas Corp.	254,530	22,859,339
Clean Harbors Inc.[a,b]	112,478	5,549,665
Copart Inc.[a,b]	315,719	12,871,864
Covanta Holding Corp.	325,155	5,482,113
KAR Auction Services Inc.	135,002	5,148,976
Pitney Bowes Inc.	208,975	4,501,322
Rollins Inc.	267,253	7,247,901
RR Donnelley & Sons Co.	311,036	5,100,990
Stericycle Inc.[a,b]	239,950	30,279,291
Tyco International PLC	1,038,199	38,112,285
Waste Management Inc.	108,586	6,406,574

		143,560,320
COMMUNICATIONS EQUIPMENT — 0.40%
Arista Networks Inc.[a]	95,137	6,003,145
ARRIS International PLC[a]	195,820	4,488,194
CommScope Holding Co. Inc.[a,b]	133,173	3,718,190

Security	Shares	Value

F5 Networks Inc.[a]	203,397	$21,529,572
Harris Corp.	58,931	4,588,368
Juniper Networks Inc.	198,221	5,056,618
Motorola Solutions Inc.	498,535	37,739,099
Palo Alto Networks Inc.[a,b]	216,276	35,283,267

		118,406,453
CONSTRUCTION & ENGINEERING — 0.01%
AECOM[a,b]	55,143	1,697,853
Quanta Services Inc.[a,b]	85,935	1,938,694
Valmont Industries Inc.	3,423	423,904

		4,060,451
CONSTRUCTION MATERIALS — 0.07%
Eagle Materials Inc.	142,200	9,969,642
Martin Marietta Materials Inc.	26,760	4,268,488
Vulcan Materials Co.	49,292	5,203,756

		19,441,886
CONSUMER FINANCE — 0.14%
Ally Financial Inc.[a,b]	97,806	1,830,928
American Express Co.	448,507	27,538,330
Credit Acceptance Corp.[a,b]	24,117	4,378,442
LendingClub Corp.[a,b]	185,461	1,539,326
Santander Consumer USA Holdings Inc.[a]	12,259	128,597
SLM Corp.[a]	1,102,444	7,011,544

		42,427,167
CONTAINERS & PACKAGING — 0.55%
AptarGroup Inc.	32,173	2,522,685
Avery Dennison Corp.	238,372	17,189,005
Ball Corp.	388,946	27,727,960
Bemis Co. Inc.	29,507	1,527,873
Crown Holdings Inc.[a]	171,951	8,527,050
Graphic Packaging Holding Co.	534,397	6,867,002
International Paper Co.	1,128,152	46,299,358
Owens-Illinois Inc.[a]	28,221	450,407
Packaging Corp. of America	276,875	16,723,250
Sealed Air Corp.	557,008	26,741,954
Silgan Holdings Inc.	114,690	6,098,067
WestRock Co.	69,242	2,702,515

		163,377,126
DISTRIBUTORS — 0.23%
Genuine Parts Co.	398,919	39,636,592
LKQ Corp.[a]	858,237	27,403,507

		67,040,099
DIVERSIFIED CONSUMER SERVICES — 0.14%
H&R Block Inc.	622,457	16,445,314
Service Corp. International/U.S.	568,894	14,040,304
ServiceMaster Global Holdings Inc.[a,b]	290,915	10,961,677

		41,447,295
DIVERSIFIED FINANCIAL SERVICES — 0.88%
Berkshire Hathaway Inc. Class Ba	341,068	48,390,728

13

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

CBOE Holdings Inc.	235,534	$15,387,436
FactSet Research Systems Inc.	117,905	17,866,145
Intercontinental Exchange Inc.	117,494	27,627,539
Leucadia National Corp.	122,320	1,977,915
McGraw Hill Financial Inc.	772,183	76,430,673
Moody’s Corp.	500,816	48,358,793
Morningstar Inc.	53,515	4,723,769
MSCI Inc.	289,692	21,460,383

		262,223,381
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.39%
AT&T Inc.	2,524,583	98,887,916
Level 3 Communications Inc.[a]	97,661	5,161,384
SBA Communications Corp. Class Aa	180,159	18,046,527
Verizon Communications Inc.	10,677,879	577,459,696
Zayo Group Holdings Inc.[a]	348,415	8,445,580

		708,001,103
ELECTRIC UTILITIES — 0.02%
ITC Holdings Corp.	161,638	7,042,568

		7,042,568
ELECTRICAL EQUIPMENT — 0.61%
Acuity Brands Inc.	122,536	26,730,003
AMETEK Inc.	681,414	34,057,072
Babcock & Wilcox Enterprises Inc.[a,b]	29,573	632,862
Emerson Electric Co.	1,299,095	70,644,786
Hubbell Inc.	21,109	2,236,076
Regal Beloit Corp.	6,595	416,079
Rockwell Automation Inc.	379,679	43,188,486
Solarcity Corp.[a,b]	165,907	4,077,994

		181,983,358
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Amphenol Corp. Class A	871,563	50,393,773
CDW Corp./DE	371,452	15,415,258
Cognex Corp.	244,753	9,533,129
Fitbit Inc.[a,b]	79,068	1,197,880
FLIR Systems Inc.	248,759	8,196,609
Ingram Micro Inc. Class A	24,312	873,044
IPG Photonics Corp.[a,b]	97,185	9,337,535
Jabil Circuit Inc.	100,122	1,929,351
Keysight Technologies Inc.[a]	401,729	11,143,962
National Instruments Corp.	68,715	2,069,009
Trimble Navigation Ltd.[a]	38,202	947,409
VeriFone Systems Inc.[a,b]	319,212	9,014,547
Zebra Technologies Corp. Class Aa,b	146,403	10,101,807

		130,153,313
ENERGY EQUIPMENT & SERVICES — 0.15%
FMC Technologies Inc.[a]	424,987	11,627,644
Oceaneering International Inc.	48,006	1,595,720
RPC Inc.[b]	19,952	282,919
Schlumberger Ltd.	433,482	31,969,298

		45,475,581

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.41%
Costco Wholesale Corp.	1,241,273	$195,599,799
CVS Health Corp.	2,950,905	306,097,376
Kroger Co. (The)	2,765,974	105,798,505
Rite Aid Corp.[a]	1,656,384	13,499,530
Sprouts Farmers Market Inc.[a,b]	433,669	12,593,748
Sysco Corp.	522,672	24,424,462
Walgreens Boots Alliance Inc.	366,258	30,853,574
Whole Foods Market Inc.	847,781	26,374,467

		715,241,461
FOOD PRODUCTS — 1.72%
Blue Buffalo Pet Products Inc.[a,b]	70,090	1,798,509
Campbell Soup Co.[b]	288,571	18,407,944
ConAgra Foods Inc.	163,815	7,309,425
Flowers Foods Inc.	440,128	8,124,763
General Mills Inc.	1,681,724	106,537,216
Hain Celestial Group Inc. (The)[a,b]	289,240	11,832,809
Hershey Co. (The)	411,020	37,850,832
Hormel Foods Corp.	755,071	32,649,270
Ingredion Inc.	24,356	2,600,977
Kellogg Co.	634,117	48,541,656
Kraft Heinz Co. (The)	1,670,012	131,196,143
McCormick & Co. Inc./MD	360,525	35,865,027
Mead Johnson Nutrition Co.	526,045	44,698,044
Pilgrim’s Pride Corp.[a]	18,242	463,347
Tyson Foods Inc. Class A	41,761	2,783,788
WhiteWave Foods Co. (The)[a,b]	493,227	20,044,745

		510,704,495
HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
Alere Inc.[a]	153,628	7,775,113
Align Technology Inc.[a]	227,556	16,541,046
Baxter International Inc.	975,055	40,055,260
Becton Dickinson and Co.	590,734	89,685,236
Boston Scientific Corp.[a,b]	296,098	5,569,603
Cooper Companies Inc. (The)	92,743	14,279,640
CR Bard Inc.	209,472	42,453,690
DENTSPLY SIRONA Inc.	385,964	23,786,961
DexCom Inc.[a,b]	223,768	15,196,085
Edwards Lifesciences Corp.[a]	606,906	53,535,178
Hill-Rom Holdings Inc.	146,418	7,364,826
Hologic Inc.[a,b]	693,794	23,935,893
IDEXX Laboratories Inc.[a,b]	264,091	20,683,607
Intuitive Surgical Inc.[a,b]	103,987	62,501,386
ResMed Inc.	396,805	22,943,265
St. Jude Medical Inc.	447,428	24,608,540
Stryker Corp.	483,142	51,836,305
Varian Medical Systems Inc.[a,b]	282,061	22,570,521
Zimmer Biomet Holdings Inc.	29,349	3,129,484

		548,451,639
HEALTH CARE PROVIDERS & SERVICES — 3.48%
Acadia Healthcare Co. Inc.[a,b]	169,784	9,356,796
Aetna Inc.	242,365	27,229,708
AmerisourceBergen Corp.	580,153	50,212,242
Anthem Inc.	147,888	20,554,953
Brookdale Senior Living Inc.[a,b]	110,499	1,754,724
Cardinal Health Inc.	843,772	69,147,115

14

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Centene Corp.[a,b]	358,036	$22,044,277
Cigna Corp.	726,100	99,649,964
DaVita HealthCare Partners Inc.[a]	143,814	10,553,071
Envision Healthcare Holdings Inc.[a,b]	522,426	10,657,490
Express Scripts Holding Co.[a]	1,499,859	103,025,315
HCA Holdings Inc.[a]	70,894	5,533,277
Henry Schein Inc.[a,b]	235,917	40,726,352
Humana Inc.	391,306	71,589,433
Laboratory Corp. of America Holdings[a]	94,012	11,011,626
LifePoint Health Inc.[a]	12,063	835,363
McKesson Corp.	653,274	102,727,336
MEDNAX Inc.[a,b]	152,907	9,880,850
Patterson Companies Inc.	133,083	6,192,352
Premier Inc.[a,b]	107,499	3,586,167
Tenet Healthcare Corp.[a,b]	281,111	8,132,541
UnitedHealth Group Inc.	2,551,266	328,858,187
Universal Health Services Inc. Class B	46,798	5,836,647
VCA Inc.[a]	218,822	12,623,841

		1,031,719,627
HEALTH CARE TECHNOLOGY — 0.26%
Allscripts Healthcare Solutions Inc.[a,b]	156,260	2,064,195
athenahealth Inc.[a,b]	108,631	15,075,810
Cerner Corp.[a,b]	845,435	44,774,237
IMS Health Holdings Inc.[a]	378,855	10,058,600
Inovalon Holdings Inc.[a,b]	70,454	1,304,808
Veeva Systems Inc.[a,b]	201,570	5,047,313

		78,324,963
HOTELS, RESTAURANTS & LEISURE — 3.46%
Aramark	497,629	16,481,472
Brinker International Inc.	160,383	7,369,599
Chipotle Mexican Grill Inc.[a,b]	87,594	41,254,146
Choice Hotels International Inc.	100,401	5,426,674
Darden Restaurants Inc.	71,064	4,711,543
Domino’s Pizza Inc.	141,856	18,705,132
Dunkin’ Brands Group Inc.[b]	271,374	12,800,712
Extended Stay America Inc.	165,887	2,703,958
Hilton Worldwide Holdings Inc.	1,465,731	33,008,262
International Game Technology PLC	181,611	3,314,401
Las Vegas Sands Corp.	1,031,438	53,304,716
Marriott International Inc./MD Class A	552,828	39,350,297
McDonald’s Corp.	2,491,450	313,125,436
MGM Resorts International[a]	86,599	1,856,683
Norwegian Cruise Line Holdings Ltd.[a,b]	341,222	18,866,164
Panera Bread Co. Class Aa,b	65,401	13,396,087
Six Flags Entertainment Corp.	203,503	11,292,381
Starbucks Corp.	4,233,264	252,725,861
Starwood Hotels & Resorts Worldwide Inc.	482,125	40,223,689
Wyndham Worldwide Corp.	317,430	24,261,175
Wynn Resorts Ltd.	203,293	18,993,665
Yum! Brands Inc.	1,153,085	94,380,007

		1,027,552,060
HOUSEHOLD DURABLES — 0.63%
DR Horton Inc.	384,448	11,621,863
GoPro Inc.[a,b]	250,006	2,990,072
Harman International Industries Inc.	201,052	17,901,670
Jarden Corp.[a,b]	595,475	35,103,251
Leggett & Platt Inc.	389,287	18,841,491

Security	Shares	Value

Lennar Corp. Class A	191,343	$9,253,347
Lennar Corp. Class B	10,568	409,087
Mohawk Industries Inc.[a]	122,420	23,369,978
Newell Rubbermaid Inc.	381,212	16,883,880
NVR Inc.[a,b]	11,470	19,870,628
Tempur Sealy International Inc.[a,b]	172,544	10,488,950
Toll Brothers Inc.[a,b]	173,801	5,128,868
TopBuild Corp.[a]	111,022	3,301,794
Tupperware Brands Corp.	132,736	7,696,033
Whirlpool Corp.	16,602	2,994,005

		185,854,917
HOUSEHOLD PRODUCTS — 1.17%
Church & Dwight Co. Inc.	369,241	34,036,636
Clorox Co. (The)	293,489	36,997,223
Colgate-Palmolive Co.	2,238,117	158,122,966
Kimberly-Clark Corp.	814,585	109,569,828
Spectrum Brands Holdings Inc.	71,308	7,792,538

		346,519,191
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a,b]	119,994	1,820,309
TerraForm Power Inc.	7,387	63,898

		1,884,207
INDUSTRIAL CONGLOMERATES — 1.19%
3M Co.	1,789,624	298,205,047
Carlisle Companies Inc.	40,476	4,027,362
Danaher Corp.	324,707	30,801,706
Roper Technologies Inc.	108,715	19,869,841

		352,903,956
INSURANCE — 0.54%
AmTrust Financial Services Inc.	11,934	308,852
Aon PLC	795,153	83,053,731
Arthur J Gallagher & Co.	263,589	11,724,439
Erie Indemnity Co. Class A	68,659	6,384,600
Markel Corp.[a,b]	3,999	3,565,388
Marsh & McLennan Companies Inc.	907,309	55,155,314

		160,192,324
INTERNET & CATALOG RETAIL — 3.50%
Amazon.com Inc.[a]	1,075,384	638,390,958
Expedia Inc.	295,867	31,900,380
Groupon Inc.[a,b]	1,260,765	5,030,452
Liberty Interactive Corp. QVC Group Series Aa	626,820	15,827,205
Liberty Ventures Series Aa	398,915	15,605,555
Netflix Inc.[a,b]	1,197,230	122,392,823
Priceline Group Inc. (The)[a,b]	146,245	188,503,955
TripAdvisor Inc.[a,b]	317,154	21,090,741

		1,038,742,069
INTERNET SOFTWARE & SERVICES — 7.35%
Akamai Technologies Inc.[a,b]	503,781	27,995,110
Alphabet Inc. Class Aa	813,261	620,436,817
Alphabet Inc. Class Ca	829,892	618,228,045
CoStar Group Inc.[a,b]	91,655	17,246,721

15

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

eBay Inc.[a]	3,427,341	$81,776,356
Facebook Inc. Class Aa	6,105,196	696,602,864
GoDaddy Inc. Class Aa,b	65,570	2,119,878
IAC/InterActiveCorp	207,650	9,776,162
LinkedIn Corp. Class Aa,b	308,711	35,301,103
Match Group Inc.[a,b]	79,343	877,534
Pandora Media Inc.[a,b]	598,230	5,354,159
Rackspace Hosting Inc.[a,b]	325,515	7,027,869
Twitter Inc.[a,b]	1,596,390	26,420,254
VeriSign Inc.[a,b]	275,918	24,429,780
Yelp Inc.[a,b]	184,880	3,675,414
Zillow Group Inc. Class Aa,b	73,027	1,865,840
Zillow Group Inc. Class Ca,b	150,353	3,567,877

		2,182,701,783
IT SERVICES — 6.32%
Accenture PLC Class A	1,772,123	204,502,994
Alliance Data Systems Corp.[a]	175,061	38,513,420
Automatic Data Processing Inc.	1,063,696	95,424,168
Black Knight Financial Services Inc. Class Aa,b	50,434	1,564,967
Booz Allen Hamilton Holding Corp.	264,747	8,016,539
Broadridge Financial Solutions Inc.	338,298	20,064,454
Cognizant Technology Solutions Corp. Class Aa	1,722,429	107,996,298
CoreLogic Inc./U.S.[a]	115,372	4,003,408
DST Systems Inc.	75,743	8,541,538
Fidelity National Information Services Inc.	345,449	21,870,376
First Data Corp. Class Aa,b	395,228	5,114,250
Fiserv Inc.[a]	629,421	64,566,006
FleetCor Technologies Inc.[a]	259,013	38,528,184
Gartner Inc.[a,b]	234,252	20,930,416
Genpact Ltd.[a]	449,695	12,227,207
Global Payments Inc.	375,222	24,501,997
International Business Machines Corp.	1,421,800	215,331,610
Jack Henry & Associates Inc.	230,267	19,473,680
Leidos Holdings Inc.	15,941	802,151
MasterCard Inc. Class A	2,820,265	266,515,043
Paychex Inc.	798,213	43,111,484
PayPal Holdings Inc.[a]	3,427,317	132,294,436
Sabre Corp.	319,143	9,229,616
Square Inc.[a,b]	67,003	1,023,806
Teradata Corp.[a,b]	276,933	7,266,722
Total System Services Inc.	467,237	22,231,137
Vantiv Inc. Class Aa,b	404,486	21,793,706
Visa Inc. Class A	5,522,361	422,350,169
Western Union Co. (The)	1,456,703	28,099,801
WEX Inc.[a,b]	108,479	9,042,810

		1,874,932,393
LEISURE PRODUCTS — 0.17%
Brunswick Corp./DE	193,764	9,296,797
Hasbro Inc.	255,201	20,441,600
Polaris Industries Inc.[b]	187,222	18,437,622
Vista Outdoor Inc.[a]	23,067	1,197,408

		49,373,427
LIFE SCIENCES TOOLS & SERVICES — 0.73%
Bio-Techne Corp.	43,726	4,132,982
Bruker Corp.	312,591	8,752,548
Charles River Laboratories International Inc.[a]	133,117	10,108,905
Illumina Inc.[a]	406,548	65,905,496

Security	Shares	Value

Mettler-Toledo International Inc.[a]	78,909	$27,204,667
PerkinElmer Inc.	48,743	2,410,829
Quintiles Transnational Holdings Inc.[a]	211,196	13,748,860
Thermo Fisher Scientific Inc.	378,463	53,586,576
VWR Corp.[a,b]	45,549	1,232,556
Waters Corp.[a]	233,469	30,799,230

		217,882,649
MACHINERY — 1.38%
Allison Transmission Holdings Inc.	274,637	7,409,706
Caterpillar Inc.	296,344	22,682,170
Cummins Inc.	357,261	39,277,274
Deere & Co.	160,510	12,357,665
Donaldson Co. Inc.	347,651	11,093,543
Flowserve Corp.	176,026	7,817,315
Graco Inc.	155,986	13,096,585
IDEX Corp.	200,146	16,588,101
Illinois Tool Works Inc.	844,180	86,477,799
Ingersoll-Rand PLC	53,092	3,292,235
Lincoln Electric Holdings Inc.	183,537	10,749,762
Middleby Corp. (The)[a,b]	162,128	17,310,407
Nordson Corp.	161,137	12,252,857
PACCAR Inc.	904,897	49,488,817
Parker-Hannifin Corp.	177,367	19,701,926
Snap-on Inc.	163,906	25,731,603
Stanley Black & Decker Inc.	40,306	4,240,594
Toro Co. (The)	157,222	13,539,959
WABCO Holdings Inc.[a]	153,513	16,413,610
Wabtec Corp./DE	272,014	21,567,990

		411,089,918
MEDIA — 5.37%
AMC Networks Inc. Class Aa,b	169,339	10,996,875
Cablevision Systems Corp. Class A	81,017	2,673,561
CBS Corp. Class B NVS	1,296,493	71,423,799
Charter Communications Inc. Class Aa,b	211,475	42,808,884
Cinemark Holdings Inc.	327,800	11,745,074
Clear Channel Outdoor Holdings Inc. Class A	39,311	184,762
Comcast Corp. Class A	6,379,345	389,650,393
Discovery Communications Inc. Class Aa,b	400,971	11,479,800
Discovery Communications Inc. Class C NVS[a,b]	650,793	17,571,411
DISH Network Corp. Class Aa,b	414,240	19,162,742
Interpublic Group of Companies Inc. (The)	1,165,051	26,737,920
Lions Gate Entertainment Corp.[b]	266,208	5,816,645
Live Nation Entertainment Inc.[a]	412,795	9,209,456
Madison Square Garden Co. (The)[a]	57,585	9,579,841
MSG Networks Inc. Class Aa,b	170,847	2,953,945
Omnicom Group Inc.	689,276	57,368,441
Regal Entertainment Group Class Ab	234,888	4,965,532
Scripps Networks Interactive Inc. Class A	257,566	16,870,573
Sirius XM Holdings Inc.[a,b]	6,038,302	23,851,293
Starz Series Aa,b	242,423	6,382,998
Time Warner Cable Inc.	797,527	163,189,975
Time Warner Inc.	1,198,111	86,922,953
Twenty-First Century Fox Inc. Class A	2,138,159	59,611,873
Twenty-First Century Fox Inc. Class B	923,714	26,048,735
Viacom Inc. Class A	28,685	1,299,430
Viacom Inc. Class B NVS	977,852	40,365,731
Walt Disney Co. (The)	4,786,950	475,392,004

		1,594,264,646

16

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

METALS & MINING — 0.04%
Compass Minerals International Inc.	94,704	$6,710,725
Royal Gold Inc.	9,541	489,358
Southern Copper Corp.[b]	103,686	2,873,139
Steel Dynamics Inc.	74,566	1,678,481
Tahoe Resources Inc.	57,011	571,820

		12,323,523
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	83,865	6,299,939

		6,299,939
MULTILINE RETAIL — 0.62%
Dillard’s Inc. Class A	6,718	570,425
Dollar General Corp.	808,691	69,223,950
Dollar Tree Inc.[a,b]	649,579	53,564,284
Macy’s Inc.	640,056	28,220,069
Nordstrom Inc.[b]	359,958	20,593,197
Sears Holdings Corp.[a,b]	3,826	58,576
Target Corp.	140,377	11,550,220

		183,780,721
OIL, GAS & CONSUMABLE FUELS — 0.35%
Cabot Oil & Gas Corp.	1,310,973	29,772,197
Continental Resources Inc./OKa,b	78,338	2,378,342
CVR Energy Inc.	14,601	381,086
EOG Resources Inc.	133,777	9,709,535
HollyFrontier Corp.	76,228	2,692,373
Marathon Petroleum Corp.	116,244	4,321,952
Memorial Resource Development Corp.[a]	248,480	2,529,526
ONEOK Inc.	263,964	7,881,965
Range Resources Corp.[b]	30,998	1,003,715
Targa Resources Corp.	220,169	6,574,246
Teekay Corp.	50,284	435,460
Tesoro Corp.	21,323	1,833,991
Williams Companies Inc. (The)	2,113,183	33,958,851
World Fuel Services Corp.	36,297	1,763,308

		105,236,547
PERSONAL PRODUCTS — 0.25%
Coty Inc. Class Ab	218,606	6,083,805
Estee Lauder Companies Inc. (The) Class A	591,809	55,813,507
Herbalife Ltd.[a,b]	177,012	10,896,859
Nu Skin Enterprises Inc. Class A	34,205	1,308,341

		74,102,512
PHARMACEUTICALS — 3.21%
Akorn Inc.[a,b]	221,468	5,211,142
Allergan PLC[a]	500,448	134,135,077
Bristol-Myers Squibb Co.	4,702,925	300,422,849
Eli Lilly & Co.	2,760,539	198,786,413
Endo International PLC[a]	229,856	6,470,446
Jazz Pharmaceuticals PLC[a]	172,296	22,493,243
Johnson & Johnson	1,009,226	109,198,253
Mallinckrodt PLC[a,b]	130,838	8,017,753
Merck & Co. Inc.	908,672	48,077,836
Mylan NVa	1,005,458	46,602,978

Security	Shares	Value

Perrigo Co. PLC	76,518	$9,788,948
Zoetis Inc.	1,410,542	62,529,327

		951,734,265
PROFESSIONAL SERVICES — 0.53%
Dun & Bradstreet Corp. (The)	29,632	3,054,467
Equifax Inc.	335,755	38,373,439
IHS Inc. Class Aa	166,297	20,647,436
Nielsen Holdings PLC	715,464	37,676,334
Robert Half International Inc.	381,719	17,780,471
TransUnion[a]	70,261	1,939,906
Verisk Analytics Inc. Class Aa,b	477,006	38,122,319

		157,594,372
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.69%
American Tower Corp.	1,193,642	122,193,132
Boston Properties Inc.[b]	395,155	50,216,297
Columbia Property Trust Inc.	42,392	932,200
Crown Castle International Corp.	941,613	81,449,524
Digital Realty Trust Inc.[b]	237,548	21,020,622
Empire State Realty Trust Inc. Class Ab	145,779	2,555,506
Equinix Inc.[b]	192,968	63,816,447
Equity Lifestyle Properties Inc.	237,184	17,250,392
Extra Space Storage Inc.	346,414	32,375,852
Federal Realty Investment Trust[b]	193,777	30,238,901
Four Corners Property Trust Inc.[b]	33,668	604,341
Gaming and Leisure Properties Inc.[b]	33,330	1,030,564
Healthcare Trust of America Inc. Class A	34,085	1,002,781
Iron Mountain Inc.[b]	233,060	7,903,065
Lamar Advertising Co. Class A	228,524	14,054,226
Omega Healthcare Investors Inc.[b]	141,143	4,982,348
Post Properties Inc.[b]	51,113	3,053,491
Public Storage	373,078	102,906,105
Simon Property Group Inc.	878,166	182,386,297
Tanger Factory Outlet Centers Inc.	269,226	9,797,134
Taubman Centers Inc.	64,111	4,566,626
Welltower Inc.[b]	446,415	30,954,416
Weyerhaeuser Co.	452,038	14,004,137

		799,294,404
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Group Inc. Class Aa,b	806,991	23,257,481
Howard Hughes Corp. (The)[a,b]	45,171	4,783,157
Jones Lang LaSalle Inc.	92,340	10,833,329
Realogy Holdings Corp.[a]	151,203	5,459,940

		44,333,907
ROAD & RAIL — 0.96%
AMERCO	10,003	3,574,172
Avis Budget Group Inc.[a,b]	281,327	7,697,107
CSX Corp.	719,907	18,537,605
Genesee & Wyoming Inc. Class Aa,b	62,093	3,893,231
Hertz Global Holdings Inc.[a,b]	1,059,694	11,158,578
JB Hunt Transport Services Inc.	259,511	21,861,207
Landstar System Inc.	124,995	8,075,927
Old Dominion Freight Line Inc.[a,b]	196,926	13,709,988
Union Pacific Corp.	2,470,253	196,508,626

		285,016,441

17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.22%
Analog Devices Inc.	809,408	$47,908,860
Applied Materials Inc.	1,919,309	40,650,965
Atmel Corp.	1,172,279	9,518,905
Broadcom Ltd.	748,761	115,683,574
Intel Corp.	936,916	30,309,233
KLA-Tencor Corp.	451,193	32,851,362
Lam Research Corp.[b]	319,261	26,370,959
Linear Technology Corp.	675,622	30,105,716
Maxim Integrated Products Inc.	277,333	10,200,308
Microchip Technology Inc.	589,953	28,435,735
Micron Technology Inc.[a]	237,369	2,485,253
ON Semiconductor Corp.[a]	1,120,849	10,748,942
Qorvo Inc.[a,b]	399,024	20,114,800
QUALCOMM Inc.	644,832	32,976,708
Skyworks Solutions Inc.	539,149	41,999,707
SunEdison Inc.[a,b]	696,840	376,433
SunPower Corp.[a,b]	11,182	249,806
Texas Instruments Inc.	2,935,118	168,534,476
Xilinx Inc.	168,047	7,970,469

		657,492,211
SOFTWARE — 5.52%
Adobe Systems Inc.[a]	1,411,385	132,387,913
ANSYS Inc.[a,b]	48,283	4,319,397
Atlassian Corp. PLC Class Aa	56,914	1,431,387
Autodesk Inc.[a]	477,224	27,826,932
Cadence Design Systems Inc.[a]	826,967	19,499,882
CDK Global Inc.	452,319	21,055,450
Citrix Systems Inc.[a,b]	452,227	35,535,998
Electronic Arts Inc.[a,b]	887,601	58,679,302
FireEye Inc.[a,b]	391,635	7,045,514
Fortinet Inc.[a]	402,221	12,320,029
Intuit Inc.	724,928	75,399,761
Microsoft Corp.	12,940,366	714,696,414
NetSuite Inc.[a,b]	113,342	7,762,794
Oracle Corp.	5,363,343	219,414,362
PTC Inc.[a]	324,653	10,765,494
Red Hat Inc.[a,b]	517,204	38,536,870
salesforce.com inc.[a,b]	1,850,740	136,640,134
ServiceNow Inc.[a,b]	434,140	26,560,685
Splunk Inc.[a,b]	353,566	17,299,984
SS&C Technologies Holdings Inc.	205,159	13,011,184
Synopsys Inc.[a]	31,451	1,523,486
Tableau Software Inc. Class Aa	140,824	6,459,597
Ultimate Software Group Inc. (The)[a,b]	80,466	15,570,171
VMware Inc. Class Aa	230,704	12,068,126
Workday Inc. Class Aa,b	298,773	22,957,717

		1,638,768,583
SPECIALTY RETAIL — 4.85%
Aaron’s Inc.	26,650	668,915
Advance Auto Parts Inc.	206,399	33,094,016
AutoNation Inc.[a,b]	192,439	8,983,053
AutoZone Inc.[a]	88,134	70,215,476
Bed Bath & Beyond Inc.[a,b]	483,331	23,992,551
Cabela’s Inc.[a]	13,327	648,892
CarMax Inc.[a,b]	552,224	28,218,646
CST Brands Inc.	179,688	6,880,254
Dick’s Sporting Goods Inc.	178,611	8,350,064

Security	Shares	Value

DSW Inc. Class A	12,221	$337,788
Foot Locker Inc.	341,992	22,058,484
Gap Inc. (The)[b]	635,593	18,686,434
GNC Holdings Inc. Class A	208,502	6,619,938
Home Depot Inc. (The)	3,664,707	488,981,855
L Brands Inc.	698,134	61,303,147
Lowe’s Companies Inc.	2,684,988	203,387,841
Michaels Companies Inc. (The)[a,b]	178,157	4,983,051
Murphy USA Inc.[a,b]	7,670	471,321
O’Reilly Automotive Inc.[a,b]	284,921	77,971,481
Office Depot Inc.[a]	269,178	1,911,164
Penske Automotive Group Inc.	44,350	1,680,865
Ross Stores Inc.	1,167,418	67,593,502
Sally Beauty Holdings Inc.[a,b]	413,597	13,392,271
Signet Jewelers Ltd.	226,486	28,091,059
Tiffany & Co.	240,703	17,662,786
TJX Companies Inc. (The)	1,919,534	150,395,489
Tractor Supply Co.	384,907	34,818,687
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	181,255	35,116,344
Urban Outfitters Inc.[a,b]	247,475	8,188,948
Williams-Sonoma Inc.	257,747	14,109,071

		1,438,813,393
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.04%
3D Systems Corp.[a,b]	113,985	1,763,348
Apple Inc.	16,253,141	1,771,429,837
EMC Corp./MA	449,743	11,985,651
NetApp Inc.	250,540	6,837,237

		1,792,016,073
TEXTILES, APPAREL & LUXURY GOODS — 1.58%
Carter’s Inc.	147,904	15,586,123
Coach Inc.	110,004	4,410,060
Fossil Group Inc.[a,b]	97,667	4,338,368
Hanesbrands Inc.	1,133,240	32,116,022
Kate Spade & Co.[a,b]	359,423	9,172,475
lululemon athletica Inc.[a,b]	314,743	21,311,249
Michael Kors Holdings Ltd.[a]	519,272	29,577,733
NIKE Inc. Class B	3,825,896	235,177,827
Ralph Lauren Corp.	9,141	879,913
Skechers U.S.A. Inc. Class Aa,b	346,078	10,538,075
Under Armour Inc. Class Aa,b	503,986	42,753,132
VF Corp.	953,559	61,752,481

		467,613,458
TOBACCO — 2.22%
Altria Group Inc.	5,220,780	327,134,075
Philip Morris International Inc.	2,176,513	213,537,690
Reynolds American Inc.	2,329,555	117,199,912

		657,871,677
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Air Lease Corp.	14,576	468,181
Fastenal Co.[b]	829,342	40,637,758
HD Supply Holdings Inc.[a,b]	480,172	15,879,288
MSC Industrial Direct Co. Inc. Class A	40,597	3,097,957
United Rentals Inc.[a]	257,080	15,987,805
Watsco Inc.	73,141	9,855,018

18

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2016

Security	Shares	Value

WW Grainger Inc.[b]	177,148	$41,351,658

		127,277,665

TOTAL COMMON STOCKS
(Cost: $23,455,347,154)		29,648,642,929

SHORT-TERM INVESTMENTS — 3.22%

MONEY MARKET FUNDS — 3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	879,069,843	879,069,843
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	44,650,905	44,650,905
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	30,383,641	30,383,641

		954,104,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $954,104,389)		954,104,389

TOTAL INVESTMENTS IN SECURITIES — 103.12%
(Cost: $24,409,451,543)		30,602,747,318
Other Assets, Less Liabilities — (3.12)%		(925,400,486)

NET ASSETS — 100.00%		$29,677,346,832

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	254	Jun. 2016	Chicago Mercantile	$26,054,050	$911,817

See notes to financial statements.

19

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.11%
BWX Technologies Inc.	228,400	$7,665,104
General Dynamics Corp.	511,899	67,248,172
L-3 Communications Holdings Inc.	206,907	24,518,480
Lockheed Martin Corp.	204,525	45,302,288
Northrop Grumman Corp.	339,280	67,143,512
Orbital ATK Inc.	161,345	14,027,334
Raytheon Co.	815,570	100,013,349
Spirit AeroSystems Holdings Inc. Class Aa	28,536	1,294,393
Textron Inc.	573,877	20,923,555
Triumph Group Inc.	131,426	4,137,290
United Technologies Corp.	2,029,876	203,190,588

		555,464,065
AIR FREIGHT & LOGISTICS — 0.28%
FedEx Corp.	457,741	74,483,616

		74,483,616
AIRLINES — 0.06%
Copa Holdings SA Class Ab	88,750	6,012,812
JetBlue Airways Corp.[a,b]	524,872	11,085,297

		17,098,109
AUTO COMPONENTS — 0.34%
Gentex Corp.	394,093	6,183,319
Goodyear Tire & Rubber Co. (The)	721,450	23,793,421
Johnson Controls Inc.	1,366,944	53,269,808
Lear Corp.	50,348	5,597,187

		88,843,735
AUTOMOBILES — 1.09%
Ford Motor Co.	10,435,662	140,881,437
General Motors Co.	4,295,639	135,011,934
Harley-Davidson Inc.	232,763	11,947,725

		287,841,096
BANKS — 10.26%
Associated Banc-Corp.	405,408	7,273,020
Bank of America Corp.	28,068,925	379,491,866
Bank of Hawaii Corp.	116,434	7,950,114
BankUnited Inc.	277,532	9,558,202
BB&T Corp.	2,073,472	68,984,413
BOK Financial Corp.[b]	76,245	4,164,502
CIT Group Inc.	464,389	14,409,991
Citigroup Inc.	8,109,342	338,565,028
Citizens Financial Group Inc.	835,263	17,498,760
Comerica Inc.	476,559	18,047,289
Commerce Bancshares Inc./MO	231,914	10,424,534
Cullen/Frost Bankers Inc.	145,722	8,030,739
East West Bancorp. Inc.	385,439	12,519,059
Fifth Third Bancorp.	2,164,858	36,131,480
First Horizon National Corp.	627,718	8,223,106

Security	Shares	Value

First Niagara Financial Group Inc.	952,908	$9,224,149
First Republic Bank/CA	380,219	25,337,794
Huntington Bancshares Inc./OH	2,163,357	20,638,426
JPMorgan Chase & Co.	9,918,581	587,378,367
KeyCorp	2,267,499	25,033,189
M&T Bank Corp.	426,764	47,370,804
PacWest Bancorp.	299,054	11,109,856
People’s United Financial Inc.[b]	825,088	13,143,652
PNC Financial Services Group Inc. (The)[c]	1,384,266	117,067,376
Popular Inc.	276,002	7,896,417
Regions Financial Corp.	3,582,690	28,124,116
Signature Bank/New York NYa	11,026	1,500,859
SunTrust Banks Inc.	1,379,763	49,781,849
SVB Financial Group[a,b]	51,148	5,219,653
Synovus Financial Corp.	337,158	9,747,238
TCF Financial Corp.	451,326	5,533,257
U.S. Bancorp.	4,477,346	181,735,474
Wells Fargo & Co.	12,451,653	602,161,939
Zions BanCorp.	544,360	13,178,956

		2,702,455,474
BEVERAGES — 0.16%
Brown-Forman Corp. Class A	5,047	538,464
Brown-Forman Corp. Class B	21,710	2,137,784
Molson Coors Brewing Co. Class B	422,256	40,612,582

		43,288,830
BIOTECHNOLOGY — 0.10%
Alkermes PLC[a]	67,295	2,300,816
Alnylam Pharmaceuticals Inc.[a,b]	35,587	2,233,796
Baxalta Inc.	531,255	21,462,702

		25,997,314
BUILDING PRODUCTS — 0.12%
Armstrong World Industries Inc.[a]	38,216	1,848,508
Fortune Brands Home & Security Inc.	276,307	15,484,244
Owens Corning	314,404	14,865,021

		32,197,773
CAPITAL MARKETS — 2.73%
Ameriprise Financial Inc.	75,021	7,052,724
Bank of New York Mellon Corp. (The)	2,673,792	98,475,759
BlackRock Inc.[c]	228,694	77,886,316
Charles Schwab Corp. (The)	897,267	25,141,421
E*TRADE Financial Corp.[a]	775,793	18,999,171
Franklin Resources Inc.	1,036,697	40,483,018
Goldman Sachs Group Inc. (The)	1,154,657	181,258,056
Interactive Brokers Group Inc. Class A	141,258	5,554,265
Invesco Ltd.	1,007,648	31,005,329
Legg Mason Inc.	174,809	6,062,376
Morgan Stanley	4,097,230	102,471,722
Northern Trust Corp.	623,764	40,650,700
Raymond James Financial Inc.	340,756	16,223,393
State Street Corp.	1,100,336	64,391,663
TD Ameritrade Holding Corp.	107,231	3,380,993
Waddell & Reed Financial Inc. Class A	13,862	326,311

		719,363,217

20

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

CHEMICALS — 1.51%
Air Products & Chemicals Inc.	101,453	$14,614,305
Airgas Inc.	141,006	19,972,090
Albemarle Corp.	299,737	19,162,186
Ashland Inc.	152,836	16,805,847
Cabot Corp.	169,295	8,182,027
Celanese Corp. Series A	380,527	24,924,518
Chemours Co. (The)	256,488	1,795,416
Dow Chemical Co. (The)	2,598,465	132,157,930
Eastman Chemical Co.	298,550	21,564,266
EI du Pont de Nemours & Co.	1,301,687	82,422,821
FMC Corp.	99,702	4,024,970
Huntsman Corp.	197,045	2,620,699
Mosaic Co. (The)[b]	931,289	25,144,803
Platform Specialty Products Corp.[a,b]	301,506	2,592,952
Praxair Inc.	129,056	14,770,459
Scotts Miracle-Gro Co. (The) Class A	12,003	873,458
Westlake Chemical Corp.	107,865	4,994,149

		396,622,896
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ADT Corp. (The)[b]	457,528	18,877,605
Clean Harbors Inc.[a,b]	51,842	2,557,884
KAR Auction Services Inc.	252,577	9,633,287
Pitney Bowes Inc.	313,414	6,750,938
Republic Services Inc.	648,300	30,891,495
RR Donnelley & Sons Co.	267,968	4,394,675
Tyco International PLC	142,367	5,226,293
Waste Connections Inc.	331,699	21,424,438
Waste Management Inc.	1,120,875	66,131,625

		165,888,240
COMMUNICATIONS EQUIPMENT — 1.77%
ARRIS International PLC[a]	305,137	6,993,740
Brocade Communications Systems Inc.	1,118,422	11,832,905
Cisco Systems Inc.	13,593,035	386,993,706
CommScope Holding Co. Inc.[a,b]	155,087	4,330,029
EchoStar Corp. Class Aa,b	118,994	5,270,244
Harris Corp.	274,863	21,400,833
Juniper Networks Inc.	868,767	22,162,246
Lumentum Holdings Inc.[a]	127,072	3,427,132
Viavi Solutions Inc.[a]	630,518	4,325,354

		466,736,189
CONSTRUCTION & ENGINEERING — 0.29%
AECOM[a,b]	349,739	10,768,464
Chicago Bridge & Iron Co. NV	262,215	9,594,447
Fluor Corp.	372,170	19,985,529
Jacobs Engineering Group Inc.[a,b]	335,043	14,591,123
KBR Inc.	385,257	5,963,778
Quanta Services Inc.[a,b]	332,709	7,505,915
Valmont Industries Inc.	59,559	7,375,786

		75,785,042
CONSTRUCTION MATERIALS — 0.22%
Martin Marietta Materials Inc.	155,125	24,743,989

Security	Shares	Value

Vulcan Materials Co.	308,207	$32,537,413

		57,281,402
CONSUMER FINANCE — 1.39%
Ally Financial Inc.[a,b]	1,188,302	22,245,013
American Express Co.	1,766,821	108,482,809
Capital One Financial Corp.	1,387,390	96,160,001
Discover Financial Services	1,107,514	56,394,613
Navient Corp.	914,982	10,952,335
OneMain Holdings Inc.[a,b]	137,902	3,782,652
Santander Consumer USA Holdings Inc.[a]	220,237	2,310,286
SLM Corp.[a]	89,545	569,506
Synchrony Financial[a]	2,228,353	63,864,597

		364,761,812
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	136,731	10,721,078
Avery Dennison Corp.	16,696	1,203,949
Bemis Co. Inc.	232,492	12,038,436
Crown Holdings Inc.[a]	208,850	10,356,871
Graphic Packaging Holding Co.	375,057	4,819,482
International Paper Co.	55,180	2,264,587
Owens-Illinois Inc.[a]	405,045	6,464,518
Sonoco Products Co.	270,066	13,117,106
WestRock Co.	632,077	24,669,965

		85,655,992
DISTRIBUTORS — 0.01%
Genuine Parts Co.	28,412	2,823,016

		2,823,016
DIVERSIFIED CONSUMER SERVICES — 0.02%
Graham Holdings Co. Class B	9,248	4,439,040
H&R Block Inc.	40,778	1,077,355

		5,516,395
DIVERSIFIED FINANCIAL SERVICES — 3.19%
Berkshire Hathaway Inc. Class Ba,b	4,647,710	659,417,095
CME Group Inc./IL	856,825	82,298,041
Intercontinental Exchange Inc.	201,360	47,347,790
Leucadia National Corp.	763,679	12,348,690
Nasdaq Inc.	310,064	20,582,048
Voya Financial Inc.	576,892	17,174,075

		839,167,739
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.68%
AT&T Inc.	13,878,005	543,601,456
CenturyLink Inc.	1,506,807	48,157,552
Frontier Communications Corp.	3,122,936	17,457,212
Level 3 Communications Inc.[a]	681,082	35,995,184
SBA Communications Corp. Class Aa	175,714	17,601,271
Verizon Communications Inc.	784,887	42,446,689
Zayo Group Holdings Inc.[a]	51,059	1,237,670

		706,497,034

21

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

ELECTRIC UTILITIES — 4.10%
American Electric Power Co. Inc.	1,309,500	$86,950,800
Avangrid Inc.	154,480	6,196,193
Duke Energy Corp.	1,848,291	149,120,118
Edison International	870,827	62,603,753
Entergy Corp.	479,841	38,041,795
Eversource Energy	849,019	49,531,768
Exelon Corp.	2,457,777	88,135,883
FirstEnergy Corp.	1,128,018	40,574,807
Great Plains Energy Inc.	412,614	13,306,802
Hawaiian Electric Industries Inc.	285,853	9,261,637
ITC Holdings Corp.	262,554	11,439,478
NextEra Energy Inc.	1,187,024	140,472,420
OGE Energy Corp.	534,219	15,294,690
PG&E Corp.	1,282,863	76,612,578
Pinnacle West Capital Corp.	296,431	22,253,075
PPL Corp.	1,785,709	67,981,942
Southern Co. (The)	2,427,543	125,576,799
Westar Energy Inc.	376,734	18,689,774
Xcel Energy Inc.	1,354,884	56,661,249

		1,078,705,561
ELECTRICAL EQUIPMENT — 0.50%
Babcock & Wilcox Enterprises Inc.[a]	112,549	2,408,549
Eaton Corp. PLC	1,248,454	78,103,282
Emerson Electric Co.	555,792	30,223,969
Hubbell Inc.	134,529	14,250,657
Regal Beloit Corp.	113,356	7,151,630

		132,138,087
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
Arrow Electronics Inc.[a]	256,126	16,497,076
Avnet Inc.	363,090	16,084,887
Corning Inc.	2,974,387	62,134,944
Dolby Laboratories Inc. Class A	133,799	5,814,905
Fitbit Inc.[a,b]	36,142	547,551
FLIR Systems Inc.	139,253	4,588,386
Ingram Micro Inc. Class A	373,282	13,404,557
Jabil Circuit Inc.	423,141	8,153,927
Keysight Technologies Inc.[a]	70,528	1,956,447
National Instruments Corp.	233,721	7,037,339
Trimble Navigation Ltd.[a]	657,177	16,297,990

		152,518,009
ENERGY EQUIPMENT & SERVICES — 1.98%
Baker Hughes Inc.	1,161,812	50,922,220
Cameron International Corp.[a]	511,610	34,303,450
Diamond Offshore Drilling Inc.	169,568	3,684,713
Dril-Quip Inc.[a,b]	103,985	6,297,332
Ensco PLC Class Ab	629,006	6,522,792
FMC Technologies Inc.[a]	215,754	5,903,029
Frank’s International NV	90,815	1,496,631
Halliburton Co.	2,274,188	81,233,995
Helmerich & Payne Inc.	258,207	15,161,915
Nabors Industries Ltd.	751,661	6,915,281
National Oilwell Varco Inc.	1,036,960	32,249,456
Noble Corp. PLC[b]	651,837	6,746,513
Oceaneering International Inc.	216,499	7,196,427
Patterson-UTI Energy Inc.	391,021	6,889,790

Security	Shares	Value

Rowan Companies PLC Class A	335,768	$5,405,865
RPC Inc.[b]	132,175	1,874,242
Schlumberger Ltd.	2,982,988	219,995,365
Seadrill Ltd.[a,b]	999,819	3,299,403
Superior Energy Services Inc.	404,802	5,420,299
Weatherford International PLC[a]	2,390,996	18,601,949

		520,120,667
FOOD & STAPLES RETAILING — 2.04%
CVS Health Corp.	220,170	22,838,234
Rite Aid Corp.[a]	1,068,065	8,704,730
Sysco Corp.	1,091,872	51,023,179
Wal-Mart Stores Inc.	4,221,751	289,147,726
Walgreens Boots Alliance Inc.	1,950,818	164,336,908
Whole Foods Market Inc.	73,798	2,295,856

		538,346,633
FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	1,658,133	60,206,809
Blue Buffalo Pet Products Inc.[a,b]	36,286	931,099
Bunge Ltd.	383,972	21,759,693
Campbell Soup Co.	191,488	12,215,019
ConAgra Foods Inc.	986,210	44,004,690
Flowers Foods Inc.	49,732	918,053
Ingredion Inc.	167,311	17,867,142
JM Smucker Co. (The)	319,843	41,528,415
Kellogg Co.	66,134	5,062,558
Mondelez International Inc. Class A	4,347,506	174,421,941
Pilgrim’s Pride Corp.[a]	154,320	3,919,728
Pinnacle Foods Inc.	310,709	13,882,478
Tyson Foods Inc. Class A	747,641	49,837,749

		446,555,374
GAS UTILITIES — 0.31%
AGL Resources Inc.	320,591	20,883,298
Atmos Energy Corp.	270,133	20,060,077
National Fuel Gas Co.	226,118	11,317,206
Questar Corp.	471,244	11,686,851
UGI Corp.	460,812	18,566,115

		82,513,547
HEALTH CARE EQUIPMENT & SUPPLIES — 2.63%
Abbott Laboratories	3,979,033	166,442,950
Alere Inc.[a]	81,930	4,146,477
Baxter International Inc.	531,205	21,821,901
Boston Scientific Corp.[a,b]	3,303,855	62,145,513
Cooper Companies Inc. (The)	41,270	6,354,342
DENTSPLY SIRONA Inc.	278,327	17,153,293
Hill-Rom Holdings Inc.	11,976	602,393
Medtronic PLC	3,808,779	285,658,425
St. Jude Medical Inc.	328,163	18,048,965
Stryker Corp.	445,075	47,752,097
Teleflex Inc.	110,931	17,417,276
Zimmer Biomet Holdings Inc.	427,222	45,554,682

		693,098,314
HEALTH CARE PROVIDERS & SERVICES — 1.53%
Aetna Inc.	703,734	79,064,515

22

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

Anthem Inc.	563,911	$78,377,990
Brookdale Senior Living Inc.[a]	383,616	6,091,822
Cardinal Health Inc.	84,822	6,951,163
Centene Corp.[a]	107,301	6,606,523
Community Health Systems Inc.[a]	317,903	5,884,385
DaVita HealthCare Partners Inc.[a]	335,765	24,638,436
Express Scripts Holding Co.[a]	270,233	18,562,305
HCA Holdings Inc.[a]	790,077	61,665,510
Humana Inc.	29,873	5,465,265
Laboratory Corp. of America Holdings[a]	179,568	21,032,800
LifePoint Health Inc.[a]	106,651	7,385,582
MEDNAX Inc.[a,b]	105,593	6,823,420
Patterson Companies Inc.	104,874	4,879,787
Quest Diagnostics Inc.	383,552	27,404,790
UnitedHealth Group Inc.	127,215	16,398,013
Universal Health Services Inc. Class B	201,260	25,101,147
VCA Inc.[a]	12,208	704,279

		403,037,732
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,b]	336,641	4,447,028

		4,447,028
HOTELS, RESTAURANTS & LEISURE — 0.59%
Aramark	43,140	1,428,797
Carnival Corp.	1,135,294	59,909,464
Darden Restaurants Inc.	269,644	17,877,397
Hyatt Hotels Corp. Class Aa,b	85,486	4,230,702
International Game Technology PLC	80,834	1,475,220
MGM Resorts International[a,b]	1,107,080	23,735,795
Norwegian Cruise Line Holdings Ltd.[a,b]	27,885	1,541,762
Royal Caribbean Cruises Ltd.	459,693	37,763,780
Wendy’s Co. (The)	547,672	5,964,148
Wynn Resorts Ltd.	24,678	2,305,666

		156,232,731
HOUSEHOLD DURABLES — 0.50%
DR Horton Inc.	515,857	15,594,357
Garmin Ltd.	316,639	12,652,894
Lennar Corp. Class A	282,091	13,641,921
Lennar Corp. Class B	15,534	601,321
Mohawk Industries Inc.[a]	49,361	9,423,015
Newell Rubbermaid Inc.	356,668	15,796,826
PulteGroup Inc.	977,245	18,284,254
Toll Brothers Inc.[a,b]	306,640	9,048,946
Tupperware Brands Corp.[b]	6,969	404,063
Whirlpool Corp.	194,236	35,028,520

		130,476,117
HOUSEHOLD PRODUCTS — 2.51%
Clorox Co. (The)	72,773	9,173,764
Colgate-Palmolive Co.	297,778	21,038,016
Energizer Holdings Inc.	167,425	6,782,387
Kimberly-Clark Corp.	201,630	27,121,251
Procter & Gamble Co. (The)	7,250,994	596,829,316

		660,944,734

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.18%
AES Corp./VA	1,826,811	$21,556,370
Calpine Corp.[a,b]	882,985	13,394,882
NRG Energy Inc.	842,070	10,955,331
TerraForm Power Inc.	143,402	1,240,427

		47,147,010
INDUSTRIAL CONGLOMERATES — 3.66%
Carlisle Companies Inc.	136,061	13,538,069
Danaher Corp.	1,286,201	122,009,027
General Electric Co.	25,135,443	799,055,733
Roper Technologies Inc.	165,857	30,313,684

		964,916,513
INSURANCE — 5.35%
Aflac Inc.	1,159,676	73,221,943
Alleghany Corp.[a]	42,800	21,237,360
Allied World Assurance Co. Holdings AG	241,103	8,424,139
Allstate Corp. (The)	1,035,187	69,740,548
American Financial Group Inc./OH	184,011	12,948,854
American International Group Inc.	3,072,284	166,056,950
American National Insurance Co.	19,126	2,209,053
AmTrust Financial Services Inc.	204,934	5,303,692
Arch Capital Group Ltd.[a]	331,534	23,572,067
Arthur J Gallagher & Co.	199,029	8,852,810
Aspen Insurance Holdings Ltd.	163,731	7,809,969
Assurant Inc.	182,150	14,052,872
Assured Guaranty Ltd.	378,664	9,580,199
Axis Capital Holdings Ltd.	253,321	14,049,183
Brown & Brown Inc.	310,449	11,114,074
Chubb Ltd.	1,242,496	148,043,398
Cincinnati Financial Corp.	439,595	28,731,929
CNA Financial Corp.	70,614	2,272,359
Endurance Specialty Holdings Ltd.	166,581	10,884,403
Everest Re Group Ltd.	118,324	23,360,707
FNF Group	749,060	25,393,134
Genworth Financial Inc. Class Aa	1,300,457	3,550,248
Hanover Insurance Group Inc. (The)	118,534	10,694,137
Hartford Financial Services Group Inc. (The)	1,060,891	48,885,857
Lincoln National Corp.	676,315	26,511,548
Loews Corp.	760,018	29,078,289
Markel Corp.[a]	33,452	29,824,800
Marsh & McLennan Companies Inc.	575,446	34,981,362
Mercury General Corp.	53,355	2,961,202
MetLife Inc.	2,503,761	110,015,258
Old Republic International Corp.	696,968	12,740,575
Principal Financial Group Inc.	787,120	31,051,884
ProAssurance Corp.	146,341	7,404,855
Progressive Corp. (The)	1,568,200	55,106,548
Prudential Financial Inc.	1,210,763	87,441,304
Reinsurance Group of America Inc.	176,959	17,032,304
RenaissanceRe Holdings Ltd.	122,030	14,622,855
Torchmark Corp.	337,583	18,283,495
Travelers Companies Inc. (The)	788,401	92,014,281
Unum Group	667,810	20,648,685
Validus Holdings Ltd.	226,672	10,696,652
White Mountains Insurance Group Ltd.	15,167	12,173,034
WR Berkley Corp.	259,243	14,569,457
XL Group PLC	819,987	30,175,522

		1,407,323,795

23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.08%
Expedia Inc.	35,555	$3,833,540
Liberty Interactive Corp. QVC Group Series Aa	725,389	18,316,072

		22,149,612
INTERNET SOFTWARE & SERVICES — 0.36%
Match Group Inc.[a,b]	19,314	213,613
Yahoo! Inc.[a]	2,508,231	92,327,983
Zillow Group Inc. Class Aa,b	46,554	1,189,455
Zillow Group Inc. Class Ca,b	92,774	2,201,527

		95,932,578
IT SERVICES — 1.20%
Amdocs Ltd.	413,290	24,970,982
Automatic Data Processing Inc.	247,328	22,187,795
Black Knight Financial Services Inc. Class Aa,b	6,610	205,108
Booz Allen Hamilton Holding Corp.	19,866	601,542
Computer Sciences Corp.	371,097	12,762,026
CoreLogic Inc./U.S.[a]	133,772	4,641,888
CSRA Inc.	370,607	9,969,328
DST Systems Inc.	20,802	2,345,842
Fidelity National Information Services Inc.	431,127	27,294,650
First Data Corp. Class Aa,b	107,588	1,392,189
International Business Machines Corp.	1,079,986	163,563,880
Leidos Holdings Inc.	162,064	8,155,061
Paychex Inc.	111,097	6,000,349
Square Inc.[a,b]	18,883	288,532
Teradata Corp.[a,b]	90,624	2,377,974
Xerox Corp.	2,707,652	30,217,396

		316,974,542
LEISURE PRODUCTS — 0.17%
Brunswick Corp./DE	66,237	3,178,051
Hasbro Inc.	56,169	4,499,137
Mattel Inc.	904,763	30,418,132
Vista Outdoor Inc.[a]	148,116	7,688,702

		45,784,022
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	890,073	35,469,409
Bio-Rad Laboratories Inc. Class Aa,b	54,943	7,511,807
Bio-Techne Corp.	58,614	5,540,195
PerkinElmer Inc.	255,282	12,626,248
QIAGEN NVa	620,516	13,862,328
Quintiles Transnational Holdings Inc.[a]	11,004	716,360
Thermo Fisher Scientific Inc.	705,372	99,873,622
VWR Corp.[a,b]	35,637	964,337

		176,564,306
MACHINERY — 1.71%
AGCO Corp.[b]	189,563	9,421,281
Allison Transmission Holdings Inc.	219,674	5,926,805
Caterpillar Inc.[b]	1,332,659	102,001,720
Colfax Corp.[a,b]	268,548	7,677,787

Security	Shares	Value

Crane Co.	128,687	$6,931,082
Cummins Inc.	116,390	12,795,917
Deere & Co.[b]	693,072	53,359,613
Donaldson Co. Inc.	35,960	1,147,484
Dover Corp.	429,038	27,600,015
Flowserve Corp.	193,050	8,573,350
IDEX Corp.	17,990	1,491,011
Ingersoll-Rand PLC	658,029	40,804,378
ITT Corp.	239,728	8,843,566
Joy Global Inc.[b]	257,692	4,141,110
Kennametal Inc.	209,798	4,718,357
Lincoln Electric Holdings Inc.	15,707	919,959
Manitowoc Co. Inc. (The)	363,787	1,575,198
Manitowoc Foodservice Inc.	364,195	5,368,234
Oshkosh Corp.	194,853	7,963,642
PACCAR Inc.	91,672	5,013,542
Parker-Hannifin Corp.	202,786	22,525,469
Pentair PLC	480,170	26,054,024
SPX Corp.	107,625	1,616,528
SPX FLOW Inc.[a]	111,539	2,797,398
Stanley Black & Decker Inc.	373,091	39,252,904
Terex Corp.	280,797	6,986,229
Timken Co. (The)	190,531	6,380,883
Trinity Industries Inc.	416,906	7,633,549
Xylem Inc./NY	485,966	19,876,009

		449,397,044
MARINE — 0.03%
Kirby Corp.[a,b]	148,833	8,973,142

		8,973,142
MEDIA — 1.21%
Cable One Inc.	9,248	4,042,578
Cablevision Systems Corp. Class A	464,498	15,328,434
Clear Channel Outdoor Holdings Inc. Class A	54,608	256,658
Comcast Corp. Class A	649,228	39,654,846
Discovery Communications Inc. Class Aa,b	36,846	1,054,901
Discovery Communications Inc. Class C NVS[a,b]	61,152	1,651,104
DISH Network Corp. Class Aa,b	190,712	8,822,337
Gannett Co. Inc.	303,461	4,594,400
John Wiley & Sons Inc. Class A	124,151	6,069,742
Liberty Broadband Corp. Class Aa,b	70,723	4,113,250
Liberty Broadband Corp. Class Ca,b	178,153	10,323,966
Liberty Media Corp. Class Aa	278,890	10,773,521
Liberty Media Corp. Class Ca	536,558	20,437,494
News Corp. Class A	1,028,478	13,133,664
News Corp. Class B	325,430	4,311,948
TEGNA Inc.	606,685	14,232,830
Thomson Reuters Corp.	881,105	35,667,131
Time Warner Inc.	1,068,926	77,550,581
Tribune Media Co.	214,981	8,244,521
Twenty-First Century Fox Inc. Class A	967,323	26,968,965
Twenty-First Century Fox Inc. Class B	417,507	11,773,697

		319,006,568
METALS & MINING — 0.77%
Alcoa Inc.[b]	3,500,606	33,535,805
Allegheny Technologies Inc.[b]	289,488	4,718,654
Freeport-McMoRan Inc.	3,345,886	34,596,461
Newmont Mining Corp.	1,414,100	37,586,778

24

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

Nucor Corp.	853,004	$40,347,089
Reliance Steel & Aluminum Co.	198,788	13,754,142
Royal Gold Inc.	164,658	8,445,309
Southern Copper Corp.[b]	205,917	5,705,960
Steel Dynamics Inc.	575,556	12,955,766
Tahoe Resources Inc.	368,676	3,697,820
U.S. Steel Corp.[b]	387,294	6,216,069

		201,559,853
MULTI-UTILITIES — 2.26%
Alliant Energy Corp.	302,486	22,468,660
Ameren Corp.	648,693	32,499,519
CenterPoint Energy Inc.	1,149,939	24,056,724
CMS Energy Corp.	740,110	31,410,268
Consolidated Edison Inc.	782,801	59,978,213
Dominion Resources Inc./VA	1,506,893	113,197,802
DTE Energy Co.	479,323	43,455,423
MDU Resources Group Inc.	522,499	10,167,831
NiSource Inc.	849,702	20,018,979
Public Service Enterprise Group Inc.	1,352,069	63,736,533
SCANA Corp.	382,010	26,798,002
Sempra Energy	661,729	68,852,902
TECO Energy Inc.	627,333	17,270,478
Vectren Corp.	221,658	11,207,028
WEC Energy Group Inc.	843,799	50,687,006

		595,805,368
MULTILINE RETAIL — 0.64%
Dillard’s Inc. Class A	49,653	4,216,036
JC Penney Co. Inc.[a]	814,072	9,003,636
Kohl’s Corp.	507,389	23,649,401
Macy’s Inc.	234,873	10,355,551
Sears Holdings Corp.[a,b]	31,228	478,101
Target Corp.	1,470,552	120,997,019

		168,699,744
OIL, GAS & CONSUMABLE FUELS — 10.80%
Anadarko Petroleum Corp.	1,357,610	63,223,898
Antero Resources Corp.[a,b]	186,938	4,649,148
Apache Corp.	1,007,912	49,196,185
California Resources Corp.	1,017,390	1,047,912
Cheniere Energy Inc.[a]	632,564	21,399,640
Chesapeake Energy Corp.[b]	1,572,249	6,477,666
Chevron Corp.	5,025,939	479,474,581
Cimarex Energy Co.	252,784	24,588,300
Cobalt International Energy Inc.[a,b]	989,475	2,938,741
Columbia Pipeline Group Inc.	1,069,341	26,840,459
Concho Resources Inc.[a,b]	345,192	34,878,200
ConocoPhillips	3,295,338	132,703,261
CONSOL Energy Inc.[b]	607,635	6,860,199
Continental Resources Inc./OKa,b	152,286	4,623,403
CVR Energy Inc.	26,888	701,777
Denbury Resources Inc.	968,854	2,150,856
Devon Energy Corp.	1,282,991	35,205,273
Diamondback Energy Inc.[a,b]	191,251	14,760,752
Energen Corp.	252,386	9,234,804
EOG Resources Inc.	1,340,990	97,329,054
EP Energy Corp. Class Aa,b	86,506	391,007
EQT Corp.	407,214	27,389,214
Exxon Mobil Corp.	11,174,781	934,099,944

Security	Shares	Value

Golar LNG Ltd.[b]	241,613	$4,341,786
Gulfport Energy Corp.[a]	334,936	9,492,086
Hess Corp.	737,973	38,854,278
HollyFrontier Corp.	415,999	14,693,085
Kinder Morgan Inc./DE	4,772,436	85,235,707
Kosmos Energy Ltd.[a,b]	414,327	2,411,383
Laredo Petroleum Inc.[a,b]	323,666	2,566,671
Marathon Oil Corp.	2,254,778	25,118,227
Marathon Petroleum Corp.	1,343,174	49,939,209
Murphy Oil Corp.[b]	474,908	11,962,933
Newfield Exploration Co.[a]	529,577	17,608,435
Noble Energy Inc.	1,147,008	36,027,521
Occidental Petroleum Corp.	2,052,975	140,485,079
ONEOK Inc.	305,583	9,124,708
PBF Energy Inc.	257,381	8,545,049
Phillips 66	1,447,640	125,351,148
Pioneer Natural Resources Co.	431,680	60,754,643
QEP Resources Inc.	573,990	8,098,999
Range Resources Corp.[b]	420,856	13,627,317
SM Energy Co.	178,512	3,345,315
Southwestern Energy Co.[a,b]	1,026,428	8,283,274
Spectra Energy Corp.	1,794,333	54,906,590
Targa Resources Corp.	219,256	6,546,984
Teekay Corp.	74,996	649,465
Tesoro Corp.	315,828	27,164,366
Valero Energy Corp.	1,286,947	82,544,781
Whiting Petroleum Corp.[a,b]	540,138	4,310,301
World Fuel Services Corp.	157,740	7,663,009
WPX Energy Inc.[a,b]	634,993	4,438,601

		2,844,255,224
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	169,545	6,866,573

		6,866,573
PERSONAL PRODUCTS — 0.10%
Avon Products Inc.	1,156,524	5,562,880
Edgewell Personal Care Co.	166,341	13,395,441
Herbalife Ltd.[a,b]	28,192	1,735,499
Nu Skin Enterprises Inc. Class Ab	125,015	4,781,824

		25,475,644
PHARMACEUTICALS — 6.71%
Allergan PLC[a]	574,798	154,063,108
Endo International PLC[a]	387,250	10,901,087
Johnson & Johnson	6,455,404	698,474,713
Mallinckrodt PLC[a,b]	190,340	11,664,035
Merck & Co. Inc.	6,690,154	353,976,048
Mylan NVa	170,068	7,882,652
Perrigo Co. PLC	318,636	40,763,103
Pfizer Inc.	16,457,554	487,801,901

		1,765,526,647
PROFESSIONAL SERVICES — 0.16%
Dun & Bradstreet Corp. (The)	67,858	6,994,803
IHS Inc. Class Aa	26,875	3,336,800
ManpowerGroup Inc.	196,366	15,988,120
Nielsen Holdings PLC	305,518	16,088,578
TransUnion[a]	19,376	534,971

		42,943,272

25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.00%
Alexandria Real Estate Equities Inc.	192,375	$17,484,964
American Campus Communities Inc.	347,397	16,358,925
American Capital Agency Corp.	887,324	16,530,846
American Homes 4 Rent Class Ab	539,089	8,571,515
Annaly Capital Management Inc.[b]	2,530,765	25,965,649
Apartment Investment & Management Co. Class A	417,243	17,449,102
Apple Hospitality REIT Inc.[b]	466,834	9,247,982
AvalonBay Communities Inc.	353,311	67,199,752
Boston Properties Inc.	36,072	4,584,030
Brandywine Realty Trust[b]	480,225	6,737,557
Brixmor Property Group Inc.[b]	462,405	11,846,816
Camden Property Trust[b]	232,714	19,568,920
Care Capital Properties Inc.	221,785	5,952,709
CBL & Associates Properties Inc.[b]	448,083	5,332,188
Chimera Investment Corp.[b]	508,531	6,910,936
Columbia Property Trust Inc.	292,652	6,435,417
Communications Sales & Leasing Inc.[a,b]	322,167	7,168,216
Corporate Office Properties Trust	253,032	6,639,560
Corrections Corp. of America[b]	311,529	9,984,504
DDR Corp.	807,702	14,369,019
Digital Realty Trust Inc.[b]	166,435	14,727,833
Douglas Emmett Inc.	389,906	11,740,070
Duke Realty Corp.	924,087	20,828,921
Empire State Realty Trust Inc. Class Ab	160,552	2,814,477
Equity Commonwealth[a]	348,165	9,825,216
Equity Residential	972,825	72,991,060
Essex Property Trust Inc.	174,678	40,850,197
Forest City Realty Trust Inc.	585,952	12,357,728
Four Corners Property Trust Inc.	128,213	2,301,423
Gaming and Leisure Properties Inc.[b]	204,366	6,318,997
General Growth Properties Inc.	1,542,314	45,852,995
HCP Inc.[b]	1,233,998	40,203,655
Healthcare Trust of America Inc. Class Ab	300,703	8,846,682
Hospitality Properties Trust[b]	400,031	10,624,823
Host Hotels & Resorts Inc.[b]	2,025,422	33,824,547
Iron Mountain Inc.[b]	343,018	11,631,740
Kilroy Realty Corp.[b]	235,642	14,579,170
Kimco Realty Corp.	1,103,589	31,761,291
Liberty Property Trust[b]	399,147	13,355,459
Macerich Co. (The)	398,081	31,543,938
MFA Financial Inc.	988,795	6,773,246
Mid-America Apartment Communities Inc.	200,870	20,530,923
National Retail Properties Inc.[b]	376,037	17,372,909
NorthStar Realty Europe Corp.[b]	159,938	1,855,281
NorthStar Realty Finance Corp.[b]	488,454	6,408,516
Omega Healthcare Investors Inc.[b]	355,759	12,558,293
Outfront Media Inc.	366,107	7,724,858
Paramount Group Inc.	474,467	7,567,749
Piedmont Office Realty Trust Inc. Class Ab	391,037	7,941,961
Post Properties Inc.	96,962	5,792,510
Prologis Inc.	1,400,673	61,881,733
Public Storage	33,851	9,337,121
Rayonier Inc.[b]	338,286	8,348,898
Realty Income Corp.[b]	667,109	41,700,984
Regency Centers Corp.[b]	252,797	18,921,855
Retail Properties of America Inc. Class A	636,309	10,085,498
Senior Housing Properties Trust[b]	628,674	11,246,978
SL Green Realty Corp.	266,183	25,787,809

Security	Shares	Value

Spirit Realty Capital Inc.[b]	1,179,911	$13,273,999
Starwood Property Trust Inc.[b]	635,639	12,032,646
Taubman Centers Inc.[b]	102,755	7,319,239
Two Harbors Investment Corp.[b]	927,669	7,365,692
UDR Inc.[b]	692,258	26,672,701
Ventas Inc.[b]	884,384	55,680,817
VEREIT Inc.[b]	2,422,362	21,486,351
Vornado Realty Trust[b]	503,223	47,519,348
Weingarten Realty Investors[b]	331,307	12,430,639
Welltower Inc.	514,517	35,676,609
Weyerhaeuser Co.	1,707,925	52,911,516
WP Carey Inc.	278,520	17,335,085
WP Glimcher Inc.	497,842	4,724,521

		1,317,585,114
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
Howard Hughes Corp. (The)[a,b]	63,368	6,710,037
Jones Lang LaSalle Inc.	32,759	3,843,286
Realogy Holdings Corp.[a]	250,090	9,030,750
RMR Group Inc. (The)[a]	13,812	345,438

		19,929,511
ROAD & RAIL — 0.62%
AMERCO	10,030	3,583,819
CSX Corp.	1,959,399	50,454,524
Genesee & Wyoming Inc. Class Aa,b	91,724	5,751,095
Kansas City Southern	295,483	25,249,022
Norfolk Southern Corp.	814,795	67,831,684
Ryder System Inc.	143,133	9,272,156

		162,142,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.13%
Analog Devices Inc.	71,906	4,256,116
Applied Materials Inc.	1,253,206	26,542,903
Broadcom Ltd.	299,689	46,301,951
Cree Inc.[a,b]	277,101	8,063,639
Cypress Semiconductor Corp.[b]	839,558	7,270,572
First Solar Inc.[a,b]	201,688	13,809,577
Intel Corp.	11,791,721	381,462,174
Lam Research Corp.	121,462	10,032,761
Marvell Technology Group Ltd.	1,208,091	12,455,418
Maxim Integrated Products Inc.	495,955	18,241,225
Micron Technology Inc.[a]	2,664,437	27,896,655
NVIDIA Corp.[b]	1,437,979	51,235,192
ON Semiconductor Corp.[a]	86,746	831,894
QUALCOMM Inc.	3,406,712	174,219,252
SunEdison Inc.[a,b]	57,345	30,978
SunPower Corp.[a,b]	137,172	3,064,423
Teradyne Inc.	573,840	12,389,206
Xilinx Inc.	531,231	25,196,286

		823,300,222
SOFTWARE — 3.13%
Activision Blizzard Inc.	1,348,672	45,639,060
ANSYS Inc.[a]	194,232	17,375,995
Atlassian Corp. PLC Class Aa	13,631	342,820
Autodesk Inc.[a]	157,103	9,160,676
CA Inc.	800,120	24,635,695
Microsoft Corp.	9,361,862	517,055,638

26

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Security	Shares	Value

Nuance Communications Inc.[a,b]	675,609	$12,627,132
Oracle Corp.	3,387,345	138,576,284
SS&C Technologies Holdings Inc.	22,361	1,418,135
Symantec Corp.	1,819,696	33,446,012
Synopsys Inc.[a]	383,284	18,566,277
Zynga Inc. Class Aa,b	1,923,678	4,385,986

		823,229,710
SPECIALTY RETAIL — 0.37%
Aaron’s Inc.	149,611	3,755,236
Best Buy Co. Inc.	744,515	24,152,067
Cabela’s Inc.[a]	115,400	5,618,826
CST Brands Inc.	35,459	1,357,725
Dick’s Sporting Goods Inc.	77,563	3,626,070
DSW Inc. Class A	185,524	5,127,884
Foot Locker Inc.	51,034	3,291,693
GameStop Corp. Class Ab	287,466	9,121,296
Murphy USA Inc.[a]	104,318	6,410,341
Office Depot Inc.[a]	1,199,283	8,514,909
Penske Automotive Group Inc.	69,937	2,650,612
Staples Inc.	1,714,814	18,914,399
Tiffany & Co.	74,731	5,483,761

		98,024,819
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.41%
3D Systems Corp.[a,b]	192,484	2,977,727
EMC Corp./MA	4,764,984	126,986,824
Hewlett Packard Enterprise Co.	4,588,130	81,347,545
HP Inc.	4,615,026	56,857,120
Lexmark International Inc. Class A	164,675	5,505,085
NCR Corp.[a]	353,916	10,592,706
NetApp Inc.	552,781	15,085,394
SanDisk Corp.	555,655	42,274,232
Western Digital Corp.	600,603	28,372,486

		369,999,119
TEXTILES, APPAREL & LUXURY GOODS — 0.24%
Coach Inc.	635,117	25,461,841
Fossil Group Inc.[a,b]	20,301	901,770
PVH Corp.	221,286	21,920,591
Ralph Lauren Corp.	150,929	14,528,426

		62,812,628
THRIFTS & MORTGAGE FINANCE — 0.09%
New York Community Bancorp. Inc.	1,297,406	20,628,755
TFS Financial Corp.	173,735	3,017,777

		23,646,532
TOBACCO — 0.85%
Altria Group Inc.	310,556	19,459,439
Philip Morris International Inc.	2,078,492	203,920,850

		223,380,289
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Air Lease Corp.	258,269	8,295,600
GATX Corp.	109,438	5,198,305
MSC Industrial Direct Co. Inc. Class A	88,120	6,724,437

Security	Shares	Value

NOW Inc.[a,b]	288,828	$5,118,032
WESCO International Inc.[a,b]	118,877	6,499,006

		31,835,380
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	185,490	12,509,446

		12,509,446
WATER UTILITIES — 0.18%
American Water Works Co. Inc.	481,096	33,161,947
Aqua America Inc.	471,878	15,015,158

		48,177,105
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Sprint Corp.[a,b]	1,983,697	6,903,266
T-Mobile U.S. Inc.[a,b]	734,287	28,123,192
Telephone & Data Systems Inc.	251,030	7,553,493
U.S. Cellular Corp.[a]	34,364	1,570,091

		44,150,042

TOTAL COMMON STOCKS (Cost: $24,501,824,619)		26,278,927,194

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	349,748,419	349,748,419
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	17,764,895	17,764,895
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	44,556,931	44,556,931

		412,070,245

TOTAL SHORT-TERM INVESTMENTS (Cost: $412,070,245)		412,070,245

TOTAL INVESTMENTS IN SECURITIES — 101.37% (Cost: $24,913,894,864)		26,690,997,439
Other Assets, Less Liabilities — (1.37)%		(360,837,923)

NET ASSETS — 100.00%		$26,330,159,516

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

27

Schedule of Investments  (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	472	Jun. 2016	Chicago Mercantile	$48,415,400	$1,694,400

See notes to financial statements.

28

Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.41%
AAR Corp.	550,913	$12,819,745
Aerojet Rocketdyne Holdings Inc.[a,b]	970,158	15,891,188
Aerovironment Inc.[a,b]	304,603	8,626,357
American Science & Engineering Inc.	115,492	3,197,973
Astronics Corp.[a]	340,632	12,995,111
Cubic Corp.	334,776	13,377,649
Curtiss-Wright Corp.	689,895	52,204,355
DigitalGlobe Inc.[a,b]	997,149	17,250,678
Ducommun Inc.[a,b]	170,075	2,593,644
Engility Holdings Inc.[a,b]	277,020	5,196,895
Esterline Technologies Corp.[a,b]	458,258	29,360,590
HEICO Corp.	298,341	17,939,244
HEICO Corp. Class A	619,275	29,477,490
Keyw Holding Corp. (The)[a,b]	515,913	3,425,662
KLX Inc.[a,b]	816,833	26,253,013
Kratos Defense & Security Solutions Inc.[a,b]	714,090	3,534,745
Moog Inc. Class Aa,b	569,295	26,005,396
National Presto Industries Inc.	75,256	6,301,937
Sparton Corp.[a,b]	152,521	2,743,853
TASER International Inc.[a,b]	831,073	16,313,963
Teledyne Technologies Inc.[a]	548,029	48,303,276
Vectrus Inc.[a]	162,325	3,692,894

		357,505,658
AIR FREIGHT & LOGISTICS — 0.50%
Air Transport Services Group Inc.[a,b]	821,710	12,637,900
Atlas Air Worldwide Holdings Inc.[a]	388,542	16,423,670
Echo Global Logistics Inc.[a,b]	457,718	12,431,621
Forward Air Corp.	480,699	21,785,279
Hub Group Inc. Class Aa,b	560,423	22,859,654
Park-Ohio Holdings Corp.	135,690	5,810,246
Radiant Logistics Inc.[a,b]	502,852	1,795,181
XPO Logistics Inc.[a,b]	1,107,291	33,993,834

		127,737,385
AIRLINES — 0.41%
Allegiant Travel Co.	208,011	37,038,439
Hawaiian Holdings Inc.[a,b]	738,608	34,854,911
SkyWest Inc.	802,930	16,050,571
Virgin America Inc.[a]	391,812	15,108,271

		103,052,192
AUTO COMPONENTS — 1.13%
American Axle & Manufacturing Holdings Inc.[a,b]	1,173,251	18,056,333
Cooper Tire & Rubber Co.	892,264	33,031,613
Cooper-Standard Holding Inc.[a,b]	210,454	15,119,015
Dana Holding Corp.	2,372,069	33,422,452
Dorman Products Inc.[a,b]	413,678	22,512,357
Drew Industries Inc.	374,350	24,130,601
Federal-Mogul Holdings Corp.[a,b]	473,329	4,676,491
Fox Factory Holding Corp.[a,b]	261,391	4,132,592
Gentherm Inc.[a,b]	556,251	23,134,479
Horizon Global Corp.[a]	285,452	3,590,986

Security	Shares	Value

Metaldyne Performance Group Inc.	175,416	$2,948,743
Modine Manufacturing Co.[a]	748,534	8,241,359
Motorcar Parts of America Inc.[a,b]	278,077	10,561,364
Standard Motor Products Inc.	310,247	10,750,059
Stoneridge Inc.[a,b]	436,217	6,351,319
Strattec Security Corp.	56,689	3,253,382
Superior Industries International Inc.	361,988	7,992,695
Tenneco Inc.[a,b]	895,537	46,129,111
Tower International Inc.	328,185	8,926,632

		286,961,583
AUTOMOBILES — 0.04%
Winnebago Industries Inc.[b]	418,946	9,405,338

		9,405,338
BANKS — 9.16%
1st Source Corp.	255,190	8,125,250
Access National Corp.	114,987	2,280,192
Allegiance Bancshares Inc.[a,b]	46,458	853,433
American National Bankshares Inc.	136,290	3,452,226
Ameris Bancorp.	499,825	14,784,823
Ames National Corp.	144,458	3,576,780
Arrow Financial Corp.	173,730	4,616,006
Banc of California Inc.	681,988	11,934,790
BancFirst Corp.	113,104	6,450,321
Banco Latinoamericano de Comercio Exterior SA Class E	467,870	11,331,811
Bancorp. Inc. (The)[a,b]	533,152	3,049,629
BancorpSouth Inc.	1,497,363	31,908,806
Bank of Marin Bancorp.	92,562	4,555,902
Bank of the Ozarks Inc.	1,209,367	50,757,133
Banner Corp.	325,274	13,674,519
Bar Harbor Bankshares	93,185	3,095,606
BBCN Bancorp. Inc.	1,235,326	18,764,602
Berkshire Hills Bancorp. Inc.	458,708	12,334,658
Blue Hills Bancorp. Inc.	432,939	5,918,276
BNC Bancorp.	462,238	9,762,467
Boston Private Financial Holdings Inc.	1,292,030	14,793,743
Bridge Bancorp. Inc.	230,131	7,012,092
Brookline Bancorp. Inc.	1,089,413	11,994,437
Bryn Mawr Bank Corp.	260,101	6,692,399
C1 Financial Inc.[a,b]	93,649	2,266,306
Camden National Corp.	115,868	4,866,456
Capital Bank Financial Corp. Class Ab	327,030	10,088,875
Capital City Bank Group Inc.	166,105	2,423,472
Cardinal Financial Corp.	501,450	10,204,507
Cascade Bancorp.[a]	482,559	2,755,412
Cathay General Bancorp.	1,238,243	35,079,424
CenterState Banks Inc.	707,702	10,537,683
Central Pacific Financial Corp.	356,931	7,770,388
Century Bancorp. Inc./MA Class A	53,557	2,083,903
Chemical Financial Corp.	521,801	18,623,078
Citizens & Northern Corp.	191,605	3,809,107
City Holding Co.	235,312	11,243,207
CNB Financial Corp./PA	225,938	3,974,249
CoBiz Financial Inc.	560,864	6,629,412
Columbia Banking System Inc.	895,622	26,797,010
Community Bank System Inc.	661,505	25,276,106
Community Trust Bancorp. Inc.	242,711	8,572,553
CommunityOne Bancorp.[a]	189,500	2,516,560
ConnectOne Bancorp. Inc.	461,911	7,552,245
CU Bancorp.[a]	259,595	5,495,626

29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Customers Bancorp. Inc.[a,b]	413,866	$9,779,654
CVB Financial Corp.	1,649,654	28,786,462
Eagle Bancorp. Inc.[a,b]	463,578	22,251,744
Enterprise Bancorp. Inc./MA	118,998	3,122,508
Enterprise Financial Services Corp.	309,985	8,381,994
Equity Bancshares Inc. Class Aa,b	34,539	725,319
Farmers Capital Bank Corp.	116,562	3,079,568
FCB Financial Holdings Inc. Class Aa,b	434,738	14,459,386
Fidelity Southern Corp.	300,355	4,817,694
Financial Institutions Inc.	219,814	6,389,993
First Bancorp. Inc./ME	167,211	3,262,287
First BanCorp./Puerto Rico[a]	1,794,559	5,240,112
First Bancorp./Southern Pines NC	306,143	5,770,796
First Busey Corp.	373,445	7,648,154
First Business Financial Services Inc.	135,193	3,099,975
First Citizens BancShares Inc./NC Class A	119,550	30,015,418
First Commonwealth Financial Corp.	1,382,588	12,249,730
First Community Bancshares Inc./VA	244,657	4,853,995
First Connecticut Bancorp. Inc./Farmington CT	251,207	4,009,264
First Financial Bancorp.	954,656	17,355,646
First Financial Bankshares Inc.[b]	995,239	29,439,170
First Financial Corp./IN	171,311	5,860,549
First Interstate BancSystem Inc.	304,509	8,565,838
First Merchants Corp.	628,507	14,813,910
First Midwest Bancorp. Inc./IL	1,210,003	21,804,254
First NBC Bank Holding Co.[a]	237,006	4,879,954
First of Long Island Corp. (The)	189,192	5,391,972
FirstMerit Corp.	2,570,454	54,108,057
Flushing Financial Corp.	454,845	9,833,749
FNB Corp./PA	3,144,829	40,914,225
Franklin Financial Network Inc.[a]	85,330	2,303,910
Fulton Financial Corp.	2,737,591	36,628,968
German American Bancorp. Inc.	231,879	7,466,504
Glacier Bancorp. Inc.	1,171,940	29,790,715
Great Southern Bancorp. Inc.	162,090	6,018,402
Great Western Bancorp. Inc.	639,603	17,441,974
Green Bancorp. Inc.[a,b]	228,360	1,728,685
Guaranty Bancorp.	231,375	3,577,058
Hampton Roads Bankshares Inc.[a,b]	531,000	939,870
Hancock Holding Co.	1,208,621	27,749,938
Hanmi Financial Corp.	497,238	10,949,181
Heartland Financial USA Inc.	292,729	9,013,126
Heritage Commerce Corp.	378,556	3,789,346
Heritage Financial Corp./WA	470,329	8,263,681
Heritage Oaks Bancorp.	370,785	2,888,415
Hilltop Holdings Inc.[a,b]	1,182,572	22,326,959
Home BancShares Inc./AR	884,572	36,223,223
HomeTrust Bancshares Inc.[a,b]	299,246	5,485,179
Horizon Bancorp./IN	176,776	4,369,903
IBERIABANK Corp.	592,388	30,371,733
Independent Bank Corp./MI	334,628	4,868,837
Independent Bank Corp./Rockland MA	404,817	18,605,389
Independent Bank Group Inc.	149,848	4,105,835
International Bancshares Corp.	840,610	20,729,443
Investors Bancorp. Inc.	5,082,046	59,155,015
Lakeland Bancorp. Inc.	620,971	6,302,856
Lakeland Financial Corp.	258,406	11,829,827
LegacyTexas Financial Group Inc.	739,663	14,534,378
Live Oak Bancshares Inc.	74,948	1,124,220
MainSource Financial Group Inc.	334,837	7,061,712
MB Financial Inc.	1,163,796	37,765,180
Mercantile Bank Corp.	261,920	5,872,246
Merchants Bancshares Inc./VT	76,597	2,277,995

Security	Shares	Value

MidWestOne Financial Group Inc.	122,423	$3,360,511
National Bank Holdings Corp. Class A	465,172	9,484,857
National Bankshares Inc.	109,761	3,766,998
National Commerce Corp.[a]	95,345	2,251,095
National Penn Bancshares Inc.	2,224,872	25,455,762
NBT Bancorp. Inc.	681,356	18,362,544
OFG Bancorp.	699,600	4,890,204
Old National Bancorp./IN	1,813,881	22,111,209
Old Second Bancorp. Inc.[a]	458,597	3,288,140
Opus Bank	160,688	5,463,392
Pacific Continental Corp.	301,654	4,865,679
Pacific Premier Bancorp. Inc.[a,b]	423,801	9,056,627
Park National Corp.	202,772	18,249,480
Park Sterling Corp.	746,607	4,979,869
Peapack Gladstone Financial Corp.	254,205	4,296,065
Penns Woods Bancorp. Inc.	73,432	2,830,069
People’s Utah Bancorp.	44,850	709,976
Peoples Bancorp. Inc./OH	287,673	5,621,130
Peoples Financial Services Corp.	117,859	4,384,355
Pinnacle Financial Partners Inc.	556,861	27,319,601
Preferred Bank/Los Angeles CA	180,998	5,475,190
PrivateBancorp. Inc.	1,219,278	47,064,131
Prosperity Bancshares Inc.	1,086,244	50,390,859
QCR Holdings Inc.	180,641	4,308,288
Renasant Corp.	624,034	20,536,959
Republic Bancorp. Inc./KY Class A	155,940	4,027,930
S&T Bancorp. Inc.	538,689	13,876,629
Sandy Spring Bancorp. Inc.	382,039	10,632,145
Seacoast Banking Corp. of Florida[a]	372,882	5,887,807
ServisFirst Bancshares Inc.	346,596	15,388,862
Sierra Bancorp.	186,288	3,381,127
Simmons First National Corp. Class A	462,690	20,853,438
South State Corp.	375,675	24,129,605
Southside Bancshares Inc.	391,756	10,213,079
Southwest Bancorp. Inc.	296,239	4,458,397
State Bank Financial Corp.	556,163	10,989,781
Sterling Bancorp./DE	1,859,682	29,624,734
Stock Yards Bancorp. Inc.	229,852	8,856,198
Stonegate Bank	174,416	5,225,503
Suffolk Bancorp.	182,570	4,608,067
Sun Bancorp. Inc./NJa,b	149,784	3,102,027
Talmer Bancorp. Inc. Class A	790,735	14,304,396
Texas Capital Bancshares Inc.[a,b]	710,815	27,281,080
Tompkins Financial Corp.	232,234	14,862,976
TowneBank/Portsmouth VA	708,016	13,586,827
TriCo Bancshares	352,382	8,922,312
Tristate Capital Holdings Inc.[a,b]	334,110	4,209,786
Triumph Bancorp. Inc.[a,b]	231,375	3,662,666
Trustmark Corp.	1,046,684	24,105,133
UMB Financial Corp.	610,716	31,531,267
Umpqua Holdings Corp.	3,419,655	54,235,728
Union Bankshares Corp.	697,530	17,180,164
United Bankshares Inc./WV	1,075,026	39,453,454
United Community Banks Inc./GA	825,091	15,239,431
Univest Corp. of Pennsylvania	304,110	5,933,186
Valley National Bancorp.	3,604,527	34,387,188
Washington Trust Bancorp. Inc.	230,067	8,586,100
Webster Financial Corp.	1,407,814	50,540,523
WesBanco Inc.	594,714	17,668,953
West Bancorp. Inc.	250,042	4,558,266
Westamerica Bancorp.[b]	395,265	19,253,358
Western Alliance Bancorp.[a,b]	1,334,319	44,539,568
Wilshire Bancorp. Inc.	1,097,590	11,305,177

30

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Wintrust Financial Corp.	735,642	$32,618,366
Yadkin Financial Corp.	669,260	15,841,384

		2,320,342,168
BEVERAGES — 0.20%
Boston Beer Co. Inc. (The)[a,b]	140,985	26,092,094
Castle Brands Inc.[a,b]	1,005,094	944,889
Coca-Cola Bottling Co. Consolidated	72,181	11,531,637
Craft Brew Alliance Inc.[a,b]	158,843	1,307,278
MGP Ingredients Inc.	156,110	3,784,106
National Beverage Corp.[a,b]	176,791	7,481,795

		51,141,799
BIOTECHNOLOGY — 4.49%
Abeona Therapeutics Inc.[a,b]	195,058	499,348
ACADIA Pharmaceuticals Inc.[a,b]	1,306,104	36,518,668
Acceleron Pharma Inc.[a,b]	381,688	10,072,746
Achillion Pharmaceuticals Inc.[a,b]	1,821,912	14,065,161
Acorda Therapeutics Inc.[a,b]	664,715	17,581,712
Adamas Pharmaceuticals Inc.[a,b]	188,731	2,729,050
Aduro Biotech Inc.[a,b]	129,674	1,661,124
Advaxis Inc.[a,b]	476,889	4,306,308
Aegerion Pharmaceuticals Inc.[a,b]	395,116	1,461,929
Affimed NVa,b	232,816	870,732
Agenus Inc.[a,b]	1,196,271	4,976,487
Aimmune Therapeutics Inc.[a,b]	173,668	2,354,938
Akebia Therapeutics Inc.[a,b]	495,478	4,464,257
Alder Biopharmaceuticals Inc.[a,b]	361,798	8,860,433
AMAG Pharmaceuticals Inc.[a,b]	533,681	12,488,135
Amicus Therapeutics Inc.[a,b]	1,798,324	15,195,838
Anacor Pharmaceuticals Inc.[a,b]	634,338	33,905,366
Anthera Pharmaceuticals Inc.[a,b]	619,201	2,241,508
Applied Genetic Technologies Corp./DEa,b	140,345	1,962,023
Ardelyx Inc.[a,b]	343,006	2,665,157
Arena Pharmaceuticals Inc.[a,b]	3,773,339	7,433,478
ARIAD Pharmaceuticals Inc.[a,b]	2,599,638	16,611,687
Array BioPharma Inc.[a,b]	2,189,941	6,460,326
Arrowhead Research Corp.[a,b]	917,827	4,423,926
Asterias Biotherapeutics Inc.[a,b]	157,699	741,185
Atara Biotherapeutics Inc.[a,b]	261,182	4,970,293
aTyr Pharma Inc.[a,b]	96,403	379,828
Avalanche Biotechnologies Inc.[a,b]	303,918	1,571,256
Avexis Inc.[a]	72,518	1,975,390
Axovant Sciences Ltd.[a,b]	221,838	2,546,700
Bellicum Pharmaceuticals Inc.[a,b]	127,231	1,189,610
BioCryst Pharmaceuticals Inc.[a,b]	1,122,956	3,177,965
BioSpecifics Technologies Corp.[a,b]	76,194	2,653,075
BioTime Inc.[a,b]	877,857	2,519,450
Blueprint Medicines Corp.[a,b]	145,451	2,625,391
Calithera Biosciences Inc.[a,b]	167,245	949,952
Cara Therapeutics Inc.[a,b]	307,721	1,914,025
Catabasis Pharmaceuticals Inc.[a,b]	70,264	354,131
Catalyst Pharmaceuticals Inc.[a,b]	1,170,422	1,369,394
Celldex Therapeutics Inc.[a,b]	1,525,013	5,764,549
Cellular Biomedicine Group Inc.[a,b]	155,082	2,892,279
Cepheid[a,b]	1,111,974	37,095,453
ChemoCentryx Inc.[a,b]	426,947	1,063,098
Chiasma Inc.[a,b]	114,260	1,046,622
Chimerix Inc.[a,b]	708,581	3,620,849
Cidara Therapeutics Inc.[a,b]	72,682	923,061
Clovis Oncology Inc.[a,b]	434,169	8,336,045

Security	Shares	Value

Coherus Biosciences Inc.[a,b]	368,294	$7,818,882
Concert Pharmaceuticals Inc.[a,b]	240,769	3,288,905
CorMedix Inc.[a,b]	566,071	1,500,088
CTI BioPharma Corp.[a,b]	3,566,921	1,895,462
Curis Inc.[a,b]	1,723,606	2,775,006
Cytokinetics Inc.[a,b]	543,397	3,830,949
CytomX Therapeutics Inc.[a,b]	119,062	1,535,900
CytRx Corp.[a,b]	1,031,210	2,763,643
Dicerna Pharmaceuticals Inc.[a,b]	229,576	1,230,527
Dimension Therapeutics Inc.[a,b]	87,055	681,641
Dyax Corp.	2,384,154	2,646,411
Dynavax Technologies Corp.[a,b]	567,454	10,917,815
Eagle Pharmaceuticals Inc./DEa,b	132,755	5,376,578
Edge Therapeutics Inc.[a,b]	130,279	1,192,053
Editas Medicine Inc.[a]	105,481	3,643,314
Emergent BioSolutions Inc.[a,b]	472,054	17,159,163
Enanta Pharmaceuticals Inc.[a,b]	249,852	7,338,153
Epizyme Inc.[a,b]	621,316	7,530,350
Esperion Therapeutics Inc.[a,b]	203,478	3,440,813
Exact Sciences Corp.[a,b]	1,481,596	9,985,957
Exelixis Inc.[a,b]	3,487,154	13,948,616
Fibrocell Science Inc.[a,b]	394,529	986,323
FibroGen Inc.[a,b]	740,437	15,763,904
Five Prime Therapeutics Inc.[a,b]	350,191	14,228,260
Flexion Therapeutics Inc.[a,b]	214,197	1,970,612
Foundation Medicine Inc.[a,b]	187,956	3,417,040
Galena Biopharma Inc.[a,b]	2,814,797	3,828,124
Genocea Biosciences Inc.[a,b]	349,497	2,705,107
Genomic Health Inc.[a,b]	276,329	6,844,669
Geron Corp.[a,b]	2,454,744	7,167,852
Global Blood Therapeutics Inc.[a,b]	109,537	1,737,257
Halozyme Therapeutics Inc.[a,b]	1,641,007	15,540,336
Heron Therapeutics Inc.[a,b]	453,070	8,603,799
Idera Pharmaceuticals Inc.[a,b]	1,350,199	2,673,394
Ignyta Inc.[a,b]	330,827	2,239,699
Immune Design Corp.[a,b]	179,915	2,338,895
ImmunoGen Inc.[a,b]	1,343,188	11,443,962
Immunomedics Inc.[a,b]	1,517,130	3,792,825
Infinity Pharmaceuticals Inc.[a,b]	756,544	3,986,987
Inovio Pharmaceuticals Inc.[a,b]	1,120,641	9,760,783
Insmed Inc.[a,b]	956,523	12,119,146
Insys Therapeutics Inc.[a,b]	364,809	5,833,296
Invitae Corp.[a,b]	113,878	1,164,972
Ironwood Pharmaceuticals Inc.[a,b]	1,957,164	21,411,374
Karyopharm Therapeutics Inc.[a,b]	355,768	3,173,451
Keryx Biopharmaceuticals Inc.[a,b]	1,616,712	7,550,045
Kite Pharma Inc.[a,b]	502,383	23,064,404
La Jolla Pharmaceutical Co.[a,b]	212,659	4,446,700
Lexicon Pharmaceuticals Inc.[a,b]	645,896	7,718,457
Ligand Pharmaceuticals Inc.[a,b]	272,226	29,152,682
Lion Biotechnologies Inc.[a,b]	696,268	3,537,041
Loxo Oncology Inc.[a,b]	144,032	3,937,835
MacroGenics Inc.[a,b]	486,476	9,121,425
MannKind Corp.[a,b]	3,816,994	6,145,360
Medgenics Inc.[a,b]	337,638	1,485,607
Merrimack Pharmaceuticals Inc.[a,b]	1,795,334	15,026,946
MiMedx Group Inc.[a,b]	1,683,976	14,717,950
Mirati Therapeutics Inc.[a,b]	180,625	3,865,375
Momenta Pharmaceuticals Inc.[a,b]	947,424	8,754,198
Myriad Genetics Inc.[a,b]	1,075,055	40,239,309
NantKwest Inc.[a,b]	103,800	853,236
Natera Inc.[a,b]	156,102	1,486,091
Navidea Biopharmaceuticals Inc.[a,b]	2,307,228	2,179,177

31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Neurocrine Biosciences Inc.[a,b]	1,324,748	$52,393,783
NewLink Genetics Corp.[a,b]	322,062	5,861,528
Nivalis Therapeutics Inc.[a,b]	78,446	327,120
Northwest Biotherapeutics Inc.[a,b]	809,417	1,181,749
Novavax Inc.[a,b]	4,148,516	21,406,343
Oncocyte Corp.[a]	43,858	202,185
OncoMed Pharmaceuticals Inc.[a,b]	260,311	2,631,744
Oncothyreon Inc.[a,b]	1,467,086	1,863,199
Ophthotech Corp.[a,b]	366,777	15,503,664
Organovo Holdings Inc.[a,b]	1,400,457	3,038,992
Osiris Therapeutics Inc.[b]	303,608	1,733,602
Otonomy Inc.[a,b]	283,737	4,233,356
OvaScience Inc.[a,b]	369,082	3,502,588
PDL BioPharma Inc.	2,538,085	8,451,823
Peregrine Pharmaceuticals Inc.[a,b]	3,552,125	1,493,669
Pfenex Inc.[a,b]	251,919	2,476,364
Portola Pharmaceuticals Inc.[a,b]	776,596	15,842,558
Progenics Pharmaceuticals Inc.[a,b]	1,094,340	4,771,322
Proteon Therapeutics Inc.[a,b]	116,533	901,965
Prothena Corp. PLC[a,b]	524,500	21,588,420
PTC Therapeutics Inc.[a,b]	523,924	3,374,071
Radius Health Inc.[a,b]	511,567	16,083,667
Raptor Pharmaceutical Corp.[a,b]	1,250,082	5,750,377
REGENXBIO Inc.[a,b]	112,309	1,212,937
Regulus Therapeutics Inc.[a,b]	438,297	3,037,398
Repligen Corp.[a,b]	507,615	13,614,234
Retrophin Inc.[a,b]	541,054	7,390,798
Rigel Pharmaceuticals Inc.[a]	1,380,117	2,870,643
Sage Therapeutics Inc.[a,b]	240,443	7,708,603
Sangamo BioSciences Inc.[a,b]	1,076,039	6,510,036
Sarepta Therapeutics Inc.[a,b]	695,247	13,571,221
Seres Therapeutics Inc.[a,b]	135,436	3,597,180
Sorrento Therapeutics Inc.[a,b]	436,169	2,346,589
Spark Therapeutics Inc.[a,b]	137,361	4,053,523
Spectrum Pharmaceuticals Inc.[a,b]	1,037,554	6,598,843
Stemline Therapeutics Inc.[a,b]	252,970	1,178,840
Synergy Pharmaceuticals Inc.[a,b]	1,553,745	4,288,336
Synta Pharmaceuticals Corp.[a,b]	1,371,807	329,234
T2 Biosystems Inc.[a,b]	165,997	1,636,730
TESARO Inc.[a,b]	360,650	15,879,420
TG Therapeutics Inc.[a,b]	586,850	4,999,962
Threshold Pharmaceuticals Inc.[a,b]	972,403	447,305
Tobira Therapeutics Inc.[a,b]	38,060	311,331
Tokai Pharmaceuticals Inc.[a,b]	143,140	803,015
Trevena Inc.[a,b]	491,129	4,061,637
TrovaGene Inc.[a,b]	464,285	2,158,925
Ultragenyx Pharmaceutical Inc.[a,b]	595,014	37,670,336
Vanda Pharmaceuticals Inc.[a,b]	651,076	5,442,995
Verastem Inc.[a,b]	489,450	773,331
Versartis Inc.[a,b]	347,463	2,786,653
Vitae Pharmaceuticals Inc.[a,b]	210,949	1,398,592
Vital Therapies Inc.[a,b]	337,130	3,057,769
Voyager Therapeutics Inc.[a,b]	89,412	780,567
vTv Therapeutics Inc. Class Aa,b	95,934	495,019
XBiotech Inc.[a,b]	60,993	576,384
Xencor Inc.[a,b]	442,327	5,936,028
XOMA Corp.[a,b]	1,478,030	1,142,517
Zafgen Inc.[a,b]	263,673	1,761,336
ZIOPHARM Oncology Inc.[a,b]	1,783,593	13,234,260

		1,138,280,685

Security	Shares	Value

BUILDING PRODUCTS — 1.02%
AAON Inc.	634,445	$17,764,460
Advanced Drainage Systems Inc.	524,104	11,163,415
American Woodmark Corp.[a]	198,920	14,837,443
Apogee Enterprises Inc.	451,973	19,837,095
Builders FirstSource Inc.[a,b]	786,945	8,868,870
Continental Building Products Inc.[a]	459,808	8,534,036
Gibraltar Industries Inc.[a]	481,956	13,783,942
Griffon Corp.	501,030	7,740,913
Insteel Industries Inc.	285,226	8,719,359
Masonite International Corp.[a,b]	468,316	30,674,698
NCI Building Systems Inc.[a,b]	423,233	6,009,909
Nortek Inc.[a,b]	150,747	7,279,573
Patrick Industries Inc.[a,b]	196,726	8,929,393
PGT Inc.[a,b]	742,951	7,310,638
Ply Gem Holdings Inc.[a,b]	338,611	4,757,484
Quanex Building Products Corp.	523,917	9,095,199
Simpson Manufacturing Co. Inc.	653,933	24,960,623
Trex Co. Inc.[a,b]	462,420	22,163,791
Universal Forest Products Inc.	312,067	26,781,590

		259,212,431
CAPITAL MARKETS — 1.25%
Arlington Asset Investment Corp. Class Ab	318,614	3,992,233
Ashford Inc.[a,b]	17,615	803,068
Associated Capital Group Inc.[a,b]	97,070	2,719,901
BGC Partners Inc. Class A	2,845,374	25,750,635
Calamos Asset Management Inc. Class A	275,906	2,342,442
Cohen & Steers Inc.	313,795	12,212,901
Cowen Group Inc. Class Aa,b	1,636,806	6,236,231
Diamond Hill Investment Group Inc.	46,228	8,198,998
Evercore Partners Inc. Class A	521,012	26,962,371
Fifth Street Asset Management Inc.	94,984	290,651
Financial Engines Inc.[b]	803,407	25,251,082
GAMCO Investors Inc. Class A	99,020	3,669,681
Greenhill & Co. Inc.	454,780	10,096,116
HFF Inc. Class A	586,398	16,143,537
Houlihan Lokey Inc.	188,510	4,693,899
INTL. FCStone Inc.[a,b]	234,307	6,263,026
Investment Technology Group Inc.	515,599	11,394,738
Janus Capital Group Inc.[b]	2,277,403	33,318,406
KCG Holdings Inc. Class Aa,b	531,050	6,346,047
Ladenburg Thalmann Financial Services Inc.[a,b]	1,651,086	4,127,715
Medley Management Inc.	104,285	573,568
Moelis & Co. Class A	273,076	7,708,935
OM Asset Management PLC	380,528	5,080,049
Oppenheimer Holdings Inc. Class A	159,933	2,523,743
Piper Jaffray Companies[a,b]	206,143	10,216,447
Pzena Investment Management Inc. Class A	204,185	1,541,597
Safeguard Scientifics Inc.[a,b]	322,830	4,277,498
Stifel Financial Corp.[a,b]	1,051,707	31,130,527
Virtu Financial Inc.	295,619	6,536,136
Virtus Investment Partners Inc.	100,070	7,816,468
Westwood Holdings Group Inc.	119,823	7,027,619
WisdomTree Investments Inc.[b]	1,769,986	20,230,940
ZAIS Group Holdings Inc.[a,b]	57,399	278,959

		315,756,164
CHEMICALS — 1.85%
A Schulman Inc.	453,253	12,337,547

32

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

American Vanguard Corp.	449,954	$7,100,274
Axiall Corp.	1,087,894	23,759,605
Balchem Corp.	482,292	29,911,750
Calgon Carbon Corp.	816,830	11,451,957
Chase Corp.	107,419	5,649,165
Chemtura Corp.[a,b]	1,042,702	27,527,333
Core Molding Technologies Inc.[a,b]	123,847	1,545,611
Ferro Corp.[a]	1,074,242	12,751,253
Flotek Industries Inc.[a]	830,159	6,085,065
FutureFuel Corp.	382,677	4,511,762
Hawkins Inc.	164,270	5,928,504
HB Fuller Co.	782,083	33,199,423
Innophos Holdings Inc.	303,652	9,385,883
Innospec Inc.	374,966	16,258,526
Intrepid Potash Inc.[a]	862,559	957,440
KMG Chemicals Inc.	152,256	3,512,546
Koppers Holdings Inc.[a]	317,165	7,126,698
Kraton Performance Polymers Inc.[a,b]	486,053	8,408,717
Kronos Worldwide Inc.	320,684	1,834,312
LSB Industries Inc.[a,b]	303,891	3,874,610
Minerals Technologies Inc.	538,398	30,607,926
Olin Corp.	2,559,781	44,463,396
OMNOVA Solutions Inc.[a]	733,244	4,076,837
PolyOne Corp.	1,381,529	41,791,252
Quaker Chemical Corp.	206,724	17,542,599
Rayonier Advanced Materials Inc.	633,771	6,020,825
Rentech Inc.[a]	308,879	685,711
Senomyx Inc.[a,b]	703,694	1,829,604
Sensient Technologies Corp.	724,928	46,003,931
Solazyme Inc.[a,b]	1,267,562	2,573,151
Stepan Co.	299,152	16,540,114
Trecora Resources[a,b]	313,161	3,012,609
Tredegar Corp.	388,376	6,105,271
Trinseo SAa,b	179,021	6,589,763
Tronox Ltd. Class A	996,239	6,365,967
Valhi Inc.	288,318	340,215

		467,667,152
COMMERCIAL SERVICES & SUPPLIES — 2.29%
ABM Industries Inc.	866,388	27,992,996
ACCO Brands Corp.[a,b]	1,709,594	15,352,154
ARC Document Solutions Inc.[a,b]	648,689	2,919,101
Brady Corp. Class A	740,290	19,869,384
Brink’s Co. (The)	754,162	25,332,302
Casella Waste Systems Inc. Class Aa,b	623,824	4,179,621
CECO Environmental Corp.	455,915	2,831,232
Civeo Corp.[a]	1,657,931	2,039,255
Deluxe Corp.	774,401	48,392,318
Ennis Inc.	402,016	7,859,413
Essendant Inc.	592,762	18,926,891
G&K Services Inc. Class A	310,459	22,741,122
Healthcare Services Group Inc.	1,106,551	40,732,142
Heritage-Crystal Clean Inc.[a]	201,481	2,002,721
Herman Miller Inc.	923,825	28,536,954
HNI Corp.	689,011	26,988,561
InnerWorkings Inc.[a,b]	572,249	4,549,380
Interface Inc.	1,022,512	18,957,372
Kimball International Inc. Class B	532,880	6,048,188
Knoll Inc.	758,076	16,412,345
Matthews International Corp. Class A	510,486	26,274,714
McGrath RentCorp	370,288	9,286,823
Mobile Mini Inc.	709,379	23,423,695

Security	Shares	Value

MSA Safety Inc.	454,715	$21,985,470
Multi-Color Corp.	195,675	10,439,261
NL Industries Inc.[a,b]	110,195	249,041
Quad/Graphics Inc.	443,094	5,733,636
SP Plus Corp.[a,b]	258,861	6,228,196
Steelcase Inc. Class A	1,289,740	19,242,921
Team Inc.[a,b]	450,459	13,684,944
Tetra Tech Inc.	934,631	27,870,696
TRC Companies Inc.[a]	269,410	1,953,223
U.S. Ecology Inc.	335,461	14,813,958
UniFirst Corp./MA	230,223	25,121,934
Viad Corp.	311,048	9,070,160
VSE Corp.	65,282	4,431,995
West Corp.	808,832	18,457,546

		580,931,665
COMMUNICATIONS EQUIPMENT — 1.60%
ADTRAN Inc.	772,800	15,626,016
Aerohive Networks Inc.[a,b]	386,022	1,926,250
Alliance Fiber Optic Products Inc.[a]	200,459	2,964,789
Applied Optoelectronics Inc.[a,b]	262,918	3,920,107
Bel Fuse Inc. Class B	164,444	2,400,882
Black Box Corp.	241,660	3,255,160
CalAmp Corp.[a,b]	560,353	10,047,129
Calix Inc.[a,b]	643,692	4,563,776
Ciena Corp.[a,b]	1,912,039	36,366,982
Clearfield Inc.[a,b]	173,479	2,787,807
Comtech Telecommunications Corp.	252,883	5,909,876
Digi International Inc.[a]	385,414	3,634,454
EMCORE Corp.[a,b]	296,980	1,484,900
Extreme Networks Inc.[a,b]	1,561,342	4,855,774
Finisar Corp.[a,b]	1,611,986	29,402,625
Harmonic Inc.[a,b]	1,180,858	3,861,406
Infinera Corp.[a,b]	2,064,904	33,162,358
InterDigital Inc./PA	558,541	31,082,807
Ixia[a]	937,333	11,679,169
KVH Industries Inc.[a,b]	255,182	2,436,988
NETGEAR Inc.[a]	497,323	20,076,929
NetScout Systems Inc.[a,b]	1,425,973	32,754,600
Novatel Wireless Inc.[a,b]	568,935	1,007,015
Oclaro Inc.[a,b]	1,517,128	8,192,491
Plantronics Inc.	545,279	21,369,484
Polycom Inc.[a,b]	2,093,539	23,342,960
Ruckus Wireless Inc.[a,b]	1,166,016	11,438,617
ShoreTel Inc.[a,b]	1,002,882	7,461,442
Sonus Networks Inc.[a,b]	770,366	5,800,856
Ubiquiti Networks Inc.[a,b]	447,014	14,872,156
ViaSat Inc.[a,b]	662,564	48,685,203

		406,371,008
CONSTRUCTION & ENGINEERING — 0.84%
Aegion Corp.[a,b]	566,740	11,952,547
Ameresco Inc. Class Aa,b	324,453	1,547,641
Argan Inc.	201,755	7,093,706
Comfort Systems USA Inc.	578,156	18,368,016
Dycom Industries Inc.[a,b]	528,527	34,179,841
EMCOR Group Inc.	972,347	47,256,064
Granite Construction Inc.	609,339	29,126,404
Great Lakes Dredge & Dock Corp.[a]	951,750	4,244,805
HC2 Holdings Inc.[a,b]	403,889	1,542,856
MasTec Inc.[a,b]	1,033,821	20,924,537

33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

MYR Group Inc.[a]	300,811	$7,553,364
Northwest Pipe Co.[a,b]	144,993	1,336,835
NV5 Global Inc.[a,b]	81,386	2,183,586
Orion Marine Group Inc.[a,b]	428,216	2,218,159
Primoris Services Corp.	601,736	14,622,185
Tutor Perini Corp.[a,b]	581,398	9,034,925

		213,185,471
CONSTRUCTION MATERIALS — 0.19%
Headwaters Inc.[a,b]	1,145,857	22,733,803
Summit Materials Inc. Class Aa,b	491,831	9,566,113
U.S. Concrete Inc.[a,b]	225,770	13,451,377
U.S. Lime & Minerals Inc.	31,121	1,867,571

		47,618,864
CONSUMER FINANCE — 0.43%
Cash America International Inc.	395,186	15,269,987
Encore Capital Group Inc.[a,b]	404,139	10,402,538
Enova International Inc.[a,b]	413,194	2,607,254
Ezcorp Inc. Class Aa,b	817,181	2,427,027
First Cash Financial Services Inc.[b]	436,955	20,126,147
Green Dot Corp. Class Aa,b	710,177	16,312,766
JG Wentworth Co. (The) Class Aa,b	218,714	266,831
Nelnet Inc. Class A	344,790	13,574,382
PRA Group Inc.[a,b]	748,981	22,012,552
Regional Management Corp.[a,b]	165,579	2,833,057
World Acceptance Corp.[a,b]	109,222	4,141,698

		109,974,239
CONTAINERS & PACKAGING — 0.38%
AEP Industries Inc.	61,636	4,067,976
Berry Plastics Group Inc.[a]	1,850,459	66,894,093
Greif Inc. Class A	478,440	15,668,910
Multi Packaging Solutions International Ltd.[a,b]	294,717	4,783,257
Myers Industries Inc.	379,700	4,882,942

		96,297,178
DISTRIBUTORS — 0.37%
Core-Mark Holding Co. Inc.	358,192	29,214,140
Fenix Parts Inc.[a,b]	208,434	958,796
Pool Corp.	674,805	59,207,391
VOXX International Corp.[a]	304,153	1,359,564
Weyco Group Inc.	102,842	2,737,654

		93,477,545
DIVERSIFIED CONSUMER SERVICES — 1.01%
2U Inc.[a,b]	408,473	9,231,490
American Public Education Inc.[a,b]	254,958	5,259,784
Apollo Education Group Inc.[a,b]	1,458,286	11,979,819
Ascent Capital Group Inc. Class Aa	206,881	3,063,908
Bridgepoint Education Inc.[a,b]	261,419	2,635,103
Bright Horizons Family Solutions Inc.[a,b]	578,764	37,492,332
Cambium Learning Group Inc.[a,b]	196,103	837,360
Capella Education Co.	189,178	9,958,330
Career Education Corp.[a,b]	1,052,331	4,777,583
Carriage Services Inc.[b]	238,838	5,161,289
Chegg Inc.[a,b]	1,187,492	5,296,214
Collectors Universe Inc.	110,444	1,833,370

Security	Shares	Value

DeVry Education Group Inc.[b]	988,360	$17,068,977
Grand Canyon Education Inc.[a,b]	730,439	31,218,963
Houghton Mifflin Harcourt Co.[a,b]	1,913,872	38,162,608
K12 Inc.[a,b]	523,333	5,175,763
Liberty Tax Inc.	94,486	1,850,981
LifeLock Inc.[a,b]	1,466,975	17,706,388
Regis Corp.[a,b]	558,528	8,484,040
Sotheby’s	859,209	22,966,657
Strayer Education Inc.[a,b]	171,368	8,354,190
Universal Technical Institute Inc.	325,321	1,402,133
Weight Watchers International Inc.[a,b]	431,875	6,275,144

		256,192,426
DIVERSIFIED FINANCIAL SERVICES — 0.40%
BBX Capital Corp.[a,b]	46,387	740,337
FNFV Group[a,b]	1,113,074	12,076,853
GAIN Capital Holdings Inc.	498,467	3,269,943
MarketAxess Holdings Inc.	578,373	72,198,302
Marlin Business Services Corp.	136,620	1,955,032
NewStar Financial Inc.[a,b]	381,632	3,339,280
On Deck Capital Inc.[a,b]	179,038	1,394,706
PICO Holdings Inc.[a,b]	362,339	3,706,728
Resource America Inc. Class A	223,457	1,289,347
Tiptree Financial Inc.[b]	468,459	2,670,216

		102,640,744
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.75%
8x8 Inc.[a,b]	1,362,470	13,706,448
Atlantic Tele-Network Inc.	159,728	12,112,174
Cincinnati Bell Inc.[a,b]	3,265,555	12,637,698
Cogent Communications Holdings Inc.[b]	713,135	27,833,659
Consolidated Communications Holdings Inc.[b]	784,542	20,209,802
Fairpoint Communications Inc.[a,b]	323,459	4,813,070
General Communication Inc. Class Aa	540,184	9,896,171
Globalstar Inc.[a,b]	7,364,461	10,825,758
Hawaiian Telcom Holdco Inc.[a]	177,252	4,174,285
IDT Corp. Class B	257,792	4,018,977
Inteliquent Inc.	520,660	8,356,593
Intelsat SAa,b	429,055	1,081,219
Iridium Communications Inc.[a,b]	1,274,227	10,028,166
Lumos Networks Corp.[a]	351,241	4,509,934
ORBCOMM Inc.[a,b]	928,202	9,402,686
pdvWireless Inc.[a,b]	203,285	6,980,807
Straight Path Communications Inc. Class Ba,b	146,493	4,545,678
Vonage Holdings Corp.[a,b]	2,873,993	13,134,148
Windstream Holdings Inc.[b]	1,418,147	10,891,369

		189,158,642
ELECTRIC UTILITIES — 1.37%
ALLETE Inc.	756,332	42,407,535
Cleco Corp.	937,888	51,780,796
El Paso Electric Co.	625,919	28,717,164
Empire District Electric Co. (The)	676,702	22,365,001
Genie Energy Ltd. Class B	197,163	1,500,410
IDACORP Inc.	780,544	58,220,777
MGE Energy Inc.	538,202	28,121,055
Otter Tail Corp.	582,391	17,250,421
PNM Resources Inc.	1,232,729	41,567,622
Portland General Electric Co.	1,376,346	54,351,904

34

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Spark Energy Inc. Class A	47,535	$855,630

		347,138,315
ELECTRICAL EQUIPMENT — 0.74%
Allied Motion Technologies Inc.	97,741	1,759,338
AZZ Inc.	399,975	22,638,585
Encore Wire Corp.	321,902	12,531,645
EnerSys	689,283	38,406,849
Enphase Energy Inc.[a,b]	437,367	1,019,065
Franklin Electric Co. Inc.[b]	739,423	23,787,238
FuelCell Energy Inc.[a,b]	377,269	2,554,111
Generac Holdings Inc.[a,b]	1,072,470	39,938,783
General Cable Corp.	755,489	9,224,521
LSI Industries Inc.	337,462	3,965,178
Plug Power Inc.[a,b]	2,706,275	5,547,864
Powell Industries Inc.	143,032	4,263,784
Power Solutions International Inc.[a,b]	71,967	993,145
PowerSecure International Inc.[a]	350,773	6,555,947
Preformed Line Products Co.	41,508	1,515,872
Sunrun Inc.[a,b]	283,052	1,834,177
Thermon Group Holdings Inc.[a,b]	497,179	8,730,463
Vicor Corp.[a]	253,658	2,658,336

		187,924,901
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.04%
Agilysys Inc.[a,b]	240,442	2,454,913
Anixter International Inc.[a,b]	443,014	23,085,460
AVX Corp.	713,799	8,972,453
Badger Meter Inc.	224,746	14,947,856
Belden Inc.	661,577	40,607,596
Benchmark Electronics Inc.[a,b]	811,254	18,699,405
Checkpoint Systems Inc.[a]	655,782	6,636,514
Coherent Inc.[a,b]	368,892	33,901,175
Control4 Corp.[a,b]	327,682	2,608,349
CTS Corp.	515,470	8,113,498
Daktronics Inc.	593,939	4,692,118
DTS Inc./CAa,b	273,835	5,964,126
Electro Rent Corp.	261,175	2,418,481
ePlus Inc.[a,b]	87,098	7,012,260
Fabrinet[a]	549,887	17,788,844
FARO Technologies Inc.[a,b]	269,360	8,676,086
FEI Co.	644,225	57,342,467
GSI Group Inc.[a,b]	531,710	7,529,014
II-VI Inc.[a]	811,729	17,622,637
Insight Enterprises Inc.[a,b]	602,610	17,258,750
InvenSense Inc.[a,b]	1,198,319	10,065,880
Itron Inc.[a,b]	596,491	24,885,605
Kimball Electronics Inc.[a,b]	450,984	5,037,491
Knowles Corp.[a,b]	1,350,880	17,804,598
Littelfuse Inc.	349,718	43,053,783
Mercury Systems Inc.[a]	529,858	10,756,117
Mesa Laboratories Inc.	45,109	4,346,252
Methode Electronics Inc.	593,590	17,356,572
MTS Systems Corp.	230,994	14,055,985
Multi-Fineline Electronix Inc.[a]	140,511	3,261,260
Newport Corp.[a]	616,577	14,181,271
OSI Systems Inc.[a,b]	307,875	20,162,734
Park Electrochemical Corp.	316,547	5,067,917
PC Connection Inc.	166,055	4,285,880
Plexus Corp.[a,b]	522,252	20,639,399
QLogic Corp.[a,b]	1,282,472	17,236,424

Security	Shares	Value

Rofin-Sinar Technologies Inc.[a]	435,397	$14,028,491
Rogers Corp.[a,b]	289,426	17,327,935
Sanmina Corp.[a,b]	1,215,821	28,425,895
ScanSource Inc.[a,b]	415,896	16,793,880
SYNNEX Corp.	445,048	41,206,994
Systemax Inc.[a,b]	179,764	1,576,530
Tech Data Corp.[a,b]	568,496	43,643,438
TTM Technologies Inc.[a,b]	922,696	6,135,928
Universal Display Corp.[a,b]	623,711	33,742,765
Vishay Intertechnology Inc.	2,097,782	25,613,918
Vishay Precision Group Inc.[a]	193,669	2,713,303

		769,738,247
ENERGY EQUIPMENT & SERVICES — 0.86%
Archrock Inc.	1,073,718	8,589,744
Atwood Oceanics Inc.[b]	999,992	9,169,927
Basic Energy Services Inc.[a,b]	665,680	1,837,277
Bristow Group Inc.	538,220	10,183,122
C&J Energy Services Ltd.[a,b]	866,962	1,222,416
CARBO Ceramics Inc.[b]	306,516	4,352,527
Era Group Inc.[a,b]	325,942	3,057,336
Exterran Corp.[a]	540,123	8,350,302
Fairmount Santrol Holdings Inc.[a,b]	991,536	2,488,755
Forum Energy Technologies Inc.[a,b]	921,825	12,168,090
Geospace Technologies Corp.[a,b]	209,012	2,579,208
Gulfmark Offshore Inc. Class Aa,b	400,914	2,473,639
Helix Energy Solutions Group Inc.[a]	1,646,937	9,222,847
Hornbeck Offshore Services Inc.[a,b]	502,288	4,987,720
Independence Contract Drilling Inc.[a,b]	271,546	1,295,274
ION Geophysical Corp.[a]	143,832	1,162,163
Key Energy Services Inc.[a,b]	2,033,898	751,322
Matrix Service Co.[a,b]	415,114	7,347,518
McDermott International Inc.[a,b]	3,707,432	15,163,397
Natural Gas Services Group Inc.[a]	198,607	4,295,869
Newpark Resources Inc.[a,b]	1,312,027	5,667,957
Nordic American Offshore Ltd.[a,b]	291,696	1,306,798
North Atlantic Drilling Ltd.[a]	113,583	311,217
Oil States International Inc.[a,b]	801,198	25,253,761
Parker Drilling Co.[a,b]	1,910,610	4,050,493
PHI Inc. NVS[a]	196,717	3,715,984
Pioneer Energy Services Corp.[a]	1,017,046	2,237,501
RigNet Inc.[a,b]	190,097	2,600,527
SEACOR Holdings Inc.[a,b]	265,961	14,481,577
Seventy Seven Energy Inc.[a,b]	894,460	518,876
Tesco Corp.[b]	611,363	5,263,836
TETRA Technologies Inc.[a]	1,238,576	7,864,958
Tidewater Inc.[b]	726,006	4,958,621
U.S. Silica Holdings Inc.[b]	983,185	22,337,963
Unit Corp.[a,b]	785,323	6,918,696

		218,187,218
FOOD & STAPLES RETAILING — 0.94%
Andersons Inc. (The)	439,291	13,798,130
Casey’s General Stores Inc.	602,184	68,239,491
Chefs’ Warehouse Inc. (The)[a,b]	294,410	5,973,579
Fairway Group Holdings Corp.[a,b]	332,505	116,410
Fresh Market Inc. (The)[a,b]	668,031	19,058,924
Ingles Markets Inc. Class A	207,519	7,781,962
Natural Grocers by Vitamin Cottage Inc.[a,b]	142,314	3,027,019
Performance Food Group Co.[a,b]	258,869	6,044,591
PriceSmart Inc.	301,367	25,489,621

35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Smart & Final Stores Inc.[a,b]	378,738	$6,135,556
SpartanNash Co.	582,319	17,650,089
SUPERVALU Inc.[a,b]	4,064,442	23,411,186
United Natural Foods Inc.[a,b]	776,910	31,309,473
Village Super Market Inc. Class A	111,210	2,686,834
Weis Markets Inc.	170,088	7,664,165

		238,387,030
FOOD PRODUCTS — 1.89%
Alico Inc.	61,382	1,694,757
Amplify Snack Brands Inc.[a,b]	234,152	3,353,057
Arcadia Biosciences Inc.[a,b]	122,705	341,120
B&G Foods Inc.[b]	970,804	33,793,687
Cal-Maine Foods Inc.[b]	484,572	25,154,132
Calavo Growers Inc.[b]	228,994	13,066,398
Darling Ingredients Inc.[a]	2,564,616	33,775,993
Dean Foods Co.	1,464,375	25,362,975
Farmer Bros. Co.[a,b]	122,186	3,405,324
Fresh Del Monte Produce Inc.[b]	517,104	21,754,565
Freshpet Inc.[a,b]	318,990	2,338,197
Inventure Foods Inc.[a,b]	308,787	1,744,646
J&J Snack Foods Corp.	230,569	24,966,011
John B Sanfilippo & Son Inc.	128,441	8,873,989
Lancaster Colony Corp.	287,002	31,733,811
Landec Corp.[a,b]	418,646	4,395,783
Lifeway Foods Inc.[a,b]	72,549	785,706
Limoneira Co.[b]	182,535	2,774,532
Omega Protein Corp.[a,b]	337,673	5,720,181
Post Holdings Inc.[a,b]	954,396	65,633,813
Sanderson Farms Inc.[b]	347,565	31,343,412
Seaboard Corp.[a,b]	4,068	12,216,245
Seneca Foods Corp. Class Aa	116,952	4,062,912
Snyder’s-Lance Inc.[b]	1,074,141	33,813,959
Tootsie Roll Industries Inc.[b]	297,520	10,395,341
TreeHouse Foods Inc.[a,b]	873,870	75,808,222

		478,308,768
GAS UTILITIES — 1.53%
Chesapeake Utilities Corp.	236,451	14,889,320
Laclede Group Inc. (The)	671,944	45,524,206
New Jersey Resources Corp.	1,327,410	48,357,546
Northwest Natural Gas Co.	423,848	22,824,215
ONE Gas Inc.	815,642	49,835,726
Piedmont Natural Gas Co. Inc.	1,220,767	73,038,490
South Jersey Industries Inc.	1,062,154	30,218,281
Southwest Gas Corp.	726,604	47,846,873
WGL Holdings Inc.	771,026	55,799,152

		388,333,809
HEALTH CARE EQUIPMENT & SUPPLIES — 3.80%
Abaxis Inc.	348,724	15,828,582
ABIOMED Inc.[a,b]	647,017	61,343,682
Accuray Inc.[a,b]	1,228,772	7,102,302
Analogic Corp.	191,792	15,153,486
AngioDynamics Inc.[a]	393,053	4,830,621
Anika Therapeutics Inc.[a,b]	226,945	10,148,980
Antares Pharma Inc.[a,b]	2,416,045	2,102,201
AtriCure Inc.[a,b]	439,651	7,399,326
Atrion Corp.	22,017	8,704,641
Cantel Medical Corp.	532,436	37,994,633

Security	Shares	Value

Cardiovascular Systems Inc.[a,b]	497,957	$5,163,814
Cerus Corp.[a,b]	1,485,417	8,808,523
ConforMIS Inc.[a,b]	161,577	1,736,953
CONMED Corp.	429,067	17,995,070
Corindus Vascular Robotics Inc.[a,b]	339,919	336,690
CryoLife Inc.	400,236	4,302,537
Cutera Inc.[a,b]	200,626	2,257,042
Cynosure Inc. Class Aa,b	343,820	15,169,338
EndoChoice Holdings Inc.[a,b]	102,532	534,192
Endologix Inc.[a,b]	1,139,636	9,527,357
Entellus Medical Inc.[a,b]	82,949	1,508,842
Exactech Inc.[a,b]	159,726	3,236,049
GenMark Diagnostics Inc.[a,b]	655,533	3,454,659
Glaukos Corp.[a,b]	107,706	1,815,923
Globus Medical Inc. Class Aa,b	1,065,255	25,299,806
Greatbatch Inc.[a,b]	395,010	14,078,156
Haemonetics Corp.[a,b]	802,105	28,057,633
Halyard Health Inc.[a]	722,857	20,767,682
HeartWare International Inc.[a,b]	267,292	8,398,315
ICU Medical Inc.[a]	218,987	22,796,547
Inogen Inc.[a,b]	243,310	10,944,084
Insulet Corp.[a,b]	880,255	29,189,256
Integra LifeSciences Holdings Corp.[a,b]	439,891	29,631,058
Invacare Corp.	502,151	6,613,329
InVivo Therapeutics Holdings Corp.[a,b]	496,284	3,464,062
Invuity Inc.[a,b]	71,769	518,172
iRadimed Corp.[a,b]	46,749	895,711
K2M Group Holdings Inc.[a,b]	277,349	4,113,086
Lantheus Holdings Inc.[a,b]	191,283	361,525
LDR Holding Corp.[a,b]	392,299	9,999,701
LeMaitre Vascular Inc.	185,198	2,874,273
LivaNova PLC[a,b]	686,819	37,074,490
Masimo Corp.[a]	679,029	28,410,573
Meridian Bioscience Inc.[b]	647,479	13,344,542
Merit Medical Systems Inc.[a]	683,802	12,643,499
Natus Medical Inc.[a,b]	511,888	19,671,856
Neogen Corp.[a,b]	574,850	28,943,697
Nevro Corp.[a,b]	259,081	14,575,897
Novocure Ltd.[a,b]	131,004	1,896,938
NuVasive Inc.[a]	749,239	36,450,477
Nuvectra Corp.	132,598	717,355
NxStage Medical Inc.[a,b]	983,238	14,738,738
OraSure Technologies Inc.[a,b]	878,705	6,353,037
Orthofix International NVa,b	289,933	12,038,018
Oxford Immunotec Global PLC[a,b]	313,377	3,105,566
Penumbra Inc.[a,b]	71,342	3,281,732
Quidel Corp.[a,b]	417,167	7,200,302
Rockwell Medical Inc.[a,b]	781,658	5,870,252
RTI Surgical Inc.[a,b]	907,651	3,630,604
SeaSpine Holdings Corp.[a]	130,621	1,912,291
Second Sight Medical Products Inc.[a,b]	188,639	911,126
Sientra Inc.[a,b]	134,248	918,256
Spectranetics Corp. (The)[a,b]	655,280	9,514,666
STAAR Surgical Co.[a,b]	606,604	4,482,804
STERIS PLC	1,319,971	93,783,940
SurModics Inc.[a,b]	203,529	3,746,969
Tandem Diabetes Care Inc.[a,b]	274,528	2,391,139
TransEnterix Inc.[a,b]	740,491	3,147,087
Unilife Corp.[a,b]	2,170,898	1,476,211
Utah Medical Products Inc.	59,185	3,701,430
Vascular Solutions Inc.[a,b]	268,172	8,723,635
Veracyte Inc.[a,b]	220,415	1,190,241
West Pharmaceutical Services Inc.	1,114,863	77,282,303

36

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Wright Medical Group NVa,b	1,385,861	$23,005,293
Zeltiq Aesthetics Inc.[a,b]	499,912	13,577,610

		964,170,413
HEALTH CARE PROVIDERS & SERVICES — 2.74%
AAC Holdings Inc.[a,b]	124,409	2,462,054
Aceto Corp.	453,859	10,692,918
Addus HomeCare Corp.[a,b]	98,234	1,688,642
Adeptus Health Inc. Class Aa,b	95,811	5,321,343
Air Methods Corp.[a,b]	608,742	22,048,635
Alliance HealthCare Services Inc.[a,b]	79,315	570,275
Almost Family Inc.[a]	112,285	4,181,493
Amedisys Inc.[a,b]	438,029	21,174,322
AMN Healthcare Services Inc.[a,b]	738,226	24,811,776
Amsurg Corp.[a,b]	836,404	62,395,738
BioScrip Inc.[a,b]	1,094,162	2,341,507
BioTelemetry Inc.[a]	423,922	4,951,409
Capital Senior Living Corp.[a,b]	456,926	8,462,270
Chemed Corp.	264,337	35,804,447
Civitas Solutions Inc.[a,b]	182,759	3,185,489
CorVel Corp.[a]	133,664	5,269,035
Cross Country Healthcare Inc.[a,b]	501,718	5,834,980
Diplomat Pharmacy Inc.[a,b]	559,302	15,324,875
Ensign Group Inc. (The)	790,162	17,889,268
ExamWorks Group Inc.[a,b]	642,495	18,992,152
Five Star Quality Care Inc.[a]	662,551	1,517,242
Genesis Healthcare Inc.[a]	593,209	1,376,245
HealthEquity Inc.[a,b]	562,268	13,871,152
HealthSouth Corp.	1,418,841	53,390,987
Healthways Inc.[a]	480,755	4,850,818
Kindred Healthcare Inc.	1,294,292	15,984,506
Landauer Inc.	148,947	4,925,677
LHC Group Inc.[a]	201,878	7,178,782
Magellan Health Inc.[a,b]	375,699	25,521,233
Molina Healthcare Inc.[a,b]	608,521	39,243,519
National Healthcare Corp.	155,985	9,717,865
National Research Corp. Class A	151,023	2,348,408
Nobilis Health Corp.[a,b]	513,757	1,602,922
Owens & Minor Inc.	977,464	39,509,095
PharMerica Corp.[a]	473,916	10,478,283
Providence Service Corp. (The)[a,b]	196,403	10,030,301
RadNet Inc.[a,b]	543,174	2,623,530
Select Medical Holdings Corp.	1,625,441	19,196,458
Surgery Partners Inc.[a,b]	245,747	3,258,605
Surgical Care Affiliates Inc.[a,b]	334,736	15,491,582
Team Health Holdings Inc.[a,b]	1,116,975	46,700,725
Teladoc Inc.[a,b]	148,125	1,422,000
Triple-S Management Corp. Class Ba	374,697	9,314,967
Trupanion Inc.[a,b]	258,749	2,548,678
U.S. Physical Therapy Inc.	191,605	9,528,517
Universal American Corp./NY	768,580	5,487,661
WellCare Health Plans Inc.[a,b]	681,639	63,222,017

		693,744,403
HEALTH CARE TECHNOLOGY — 0.45%
Castlight Health Inc.[a,b]	527,456	1,756,428
Computer Programs & Systems Inc.	176,354	9,191,571
Connecture Inc.[a,b]	103,765	265,638
Evolent Health Inc.[a,b]	206,442	2,180,028
HealthStream Inc.[a,b]	389,721	8,608,937
HMS Holdings Corp.[a,b]	1,301,504	18,676,582

Security	Shares	Value

Imprivata Inc.[a,b]	142,187	$1,795,822
Medidata Solutions Inc.[a,b]	856,356	33,149,541
Omnicell Inc.[a,b]	561,216	15,641,090
Press Ganey Holdings Inc.[a,b]	158,056	4,754,324
Quality Systems Inc.	777,749	11,852,895
Vocera Communications Inc.[a,b]	402,655	5,133,851

		113,006,707
HOTELS, RESTAURANTS & LEISURE — 3.46%
Belmond Ltd.[a]	1,506,672	14,298,317
Biglari Holdings Inc.[a,b]	25,713	9,557,779
BJ’s Restaurants Inc.[a,b]	305,883	12,715,556
Bloomin’ Brands Inc.	1,809,535	30,526,855
Bob Evans Farms Inc./DE	306,768	14,322,998
Bojangles’ Inc.[a,b]	129,978	2,210,926
Boyd Gaming Corp.[a,b]	1,237,823	25,573,423
Bravo Brio Restaurant Group Inc.[a]	233,141	1,806,843
Buffalo Wild Wings Inc.[a,b]	294,657	43,644,595
Caesars Acquisition Co. Class Aa,b	716,708	4,386,253
Caesars Entertainment Corp.[a,b]	868,187	5,903,672
Carrols Restaurant Group Inc.[a,b]	549,021	7,927,863
Cheesecake Factory Inc. (The)	754,821	40,073,447
Churchill Downs Inc.	197,468	29,201,568
Chuy’s Holdings Inc.[a,b]	256,810	7,979,087
ClubCorp Holdings Inc.	679,826	9,544,757
Cracker Barrel Old Country Store Inc.[b]	297,514	45,421,462
Dave & Buster’s Entertainment Inc.[a,b]	354,572	13,750,302
Del Frisco’s Restaurant Group Inc.[a,b]	365,898	6,066,589
Denny’s Corp.[a,b]	1,193,169	12,361,231
Diamond Resorts International Inc.[a,b]	645,664	15,689,635
DineEquity Inc.	263,111	24,582,461
El Pollo Loco Holdings Inc.[a,b]	209,604	2,796,117
Eldorado Resorts Inc.[a,b]	435,560	4,982,806
Empire Resorts Inc.[a,b]	46,342	632,568
Fiesta Restaurant Group Inc.[a,b]	415,566	13,622,253
Fogo De Chao Inc.[a,b]	78,762	1,229,475
Habit Restaurants Inc. (The)[a,b]	177,357	3,304,161
International Speedway Corp. Class A	432,281	15,955,492
Interval Leisure Group Inc.[b]	606,156	8,752,893
Intrawest Resorts Holdings Inc.[a,b]	245,384	2,098,033
Isle of Capri Casinos Inc.[a]	341,131	4,775,834
J Alexander’s Holdings Inc.[a]	219,392	2,316,780
Jack in the Box Inc.[b]	536,988	34,297,424
Jamba Inc.[a,b]	202,354	2,501,095
Kona Grill Inc.[a,b]	134,255	1,738,602
Krispy Kreme Doughnuts Inc.[a,b]	1,007,928	15,713,598
La Quinta Holdings Inc.[a,b]	1,449,298	18,116,225
Marcus Corp. (The)	285,129	5,403,195
Marriott Vacations Worldwide Corp.	364,048	24,573,240
Monarch Casino & Resort Inc.[a]	156,057	3,036,869
Morgans Hotel Group Co.[a,b]	416,946	575,385
Noodles & Co.[a,b]	181,031	2,147,028
Papa John’s International Inc.	425,429	23,053,997
Papa Murphy’s Holdings Inc.[a,b]	146,908	1,755,551
Penn National Gaming Inc.[a,b]	1,240,069	20,696,752
Pinnacle Entertainment Inc.[a]	813,526	28,554,763
Planet Fitness Inc. Class Aa,b	242,369	3,936,073
Popeyes Louisiana Kitchen Inc.[a,b]	359,442	18,712,551
Potbelly Corp.[a,b]	296,513	4,035,542
Red Robin Gourmet Burgers Inc.[a,b]	219,452	14,148,070
Ruby Tuesday Inc.[a]	961,210	5,171,310
Ruth’s Hospitality Group Inc.	541,947	9,977,244

37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Scientific Games Corp. Class Aa,b	783,523	$7,388,622
SeaWorld Entertainment Inc.[b]	1,062,008	22,365,888
Shake Shack Inc. Class Aa,b	89,904	3,355,217
Sonic Corp.	761,919	26,789,072
Speedway Motorsports Inc.	184,210	3,652,884
Texas Roadhouse Inc.	1,085,683	47,314,065
Vail Resorts Inc.	563,217	75,302,113
Wingstop Inc.[a,b]	104,085	2,360,648
Zoe’s Kitchen Inc.[a,b]	300,028	11,698,092

		876,383,146
HOUSEHOLD DURABLES — 1.32%
Bassett Furniture Industries Inc.	166,230	5,296,088
Beazer Homes USA Inc.[a,b]	513,939	4,481,548
CalAtlantic Group Inc.	1,191,104	39,806,696
Cavco Industries Inc.[a]	137,898	12,887,947
Century Communities Inc.[a,b]	234,488	4,002,710
CSS Industries Inc.	146,512	4,092,080
Ethan Allen Interiors Inc.[b]	393,325	12,515,602
Flexsteel Industries Inc.	90,707	3,962,082
Green Brick Partners Inc.[a,b]	332,813	2,526,051
Helen of Troy Ltd.[a,b]	442,091	45,840,416
Hooker Furniture Corp.	167,042	5,487,330
Hovnanian Enterprises Inc. Class Aa,b	1,855,833	2,895,100
Installed Building Products Inc.[a,b]	309,503	8,235,875
iRobot Corp.[a,b]	460,250	16,246,825
KB Home[b]	1,167,875	16,677,255
La-Z-Boy Inc.	795,313	21,266,670
LGI Homes Inc.[a,b]	218,363	5,286,568
Libbey Inc.	339,604	6,316,634
Lifetime Brands Inc.	166,476	2,508,793
M/I Homes Inc.[a,b]	381,833	7,121,185
MDC Holdings Inc.	607,029	15,212,147
Meritage Homes Corp.[a,b]	615,813	22,452,542
NACCO Industries Inc. Class A	65,208	3,743,591
New Home Co. Inc. (The)[a,b]	169,774	2,081,429
Skullcandy Inc.[a]	349,956	1,245,843
Taylor Morrison Home Corp. Class Aa,b	504,236	7,119,812
TRI Pointe Group Inc.[a,b]	2,509,217	29,558,576
Universal Electronics Inc.[a,b]	225,200	13,960,148
WCI Communities Inc.[a,b]	241,765	4,491,994
William Lyon Homes Class Aa,b	300,566	4,355,201
ZAGG Inc.[a,b]	424,620	3,825,826

		335,500,564
HOUSEHOLD PRODUCTS — 0.23%
Central Garden & Pet Co. Class Aa,b	656,659	10,696,975
HRG Group Inc.[a]	1,222,002	17,022,488
Oil-Dri Corp. of America	76,134	2,571,806
Orchids Paper Products Co.	144,031	3,962,293
WD-40 Co.	225,597	24,366,732

		58,620,294
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.48%
Abengoa Yield PLC[b]	762,354	13,554,654
Atlantic Power Corp.	1,908,844	4,695,756
Dynegy Inc.[a,b]	1,871,133	26,888,181
NRG Yield Inc. Class A	535,398	7,265,351
NRG Yield Inc. Class C	976,169	13,900,646
Ormat Technologies Inc.	576,261	23,765,004

Security	Shares	Value

Pattern Energy Group Inc.	862,912	$16,455,732
Talen Energy Corp.[a,b]	1,299,131	11,692,179
TerraForm Global Inc. Class A	682,665	1,624,743
Vivint Solar Inc.[a,b]	327,645	868,259

		120,710,505
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	584,091	9,357,138

		9,357,138
INSURANCE — 2.42%
Ambac Financial Group Inc.[a,b]	630,999	9,969,784
American Equity Investment Life Holding Co.	1,226,309	20,601,991
AMERISAFE Inc.	293,981	15,445,762
Argo Group International Holdings Ltd.	432,556	24,824,389
Atlas Financial Holdings Inc.[a]	159,213	2,888,124
Baldwin & Lyons Inc. Class B	144,617	3,559,024
Citizens Inc./TXa,b	758,726	5,493,176
CNO Financial Group Inc.	2,883,440	51,671,245
Crawford & Co. Class B	446,868	2,895,705
Donegal Group Inc. Class A	130,856	1,881,709
eHealth Inc.[a,b]	284,120	2,667,887
EMC Insurance Group Inc.	121,062	3,105,240
Employers Holdings Inc.	504,681	14,201,723
Enstar Group Ltd.[a]	141,085	22,937,599
FBL Financial Group Inc. Class A	149,012	9,167,218
Federated National Holding Co.	219,897	4,323,175
Fidelity & Guaranty Life	175,936	4,616,561
First American Financial Corp.	1,680,086	64,028,077
Global Indemnity PLC[a]	130,681	4,068,100
Greenlight Capital Re Ltd. Class Aa,b	447,413	9,749,129
Hallmark Financial Services Inc.[a]	216,400	2,488,600
HCI Group Inc.[b]	133,136	4,433,429
Heritage Insurance Holdings Inc.	382,821	6,113,651
Horace Mann Educators Corp.	650,511	20,614,694
Independence Holding Co.	110,392	1,757,441
Infinity Property & Casualty Corp.	172,700	13,902,350
James River Group Holdings Ltd.	171,272	5,525,235
Kemper Corp.	674,607	19,948,129
Maiden Holdings Ltd.	788,176	10,198,997
MBIA Inc.[a,b]	1,818,853	16,096,849
National General Holdings Corp.	604,090	13,042,303
National Interstate Corp.	111,985	3,350,591
National Western Life Group Inc.	34,768	8,018,544
Navigators Group Inc. (The)[a,b]	163,949	13,750,403
OneBeacon Insurance Group Ltd. Class A	354,123	4,507,986
Patriot National Inc.[a,b]	129,767	999,206
Primerica Inc.[b]	749,629	33,380,979
RLI Corp.	649,834	43,447,901
Safety Insurance Group Inc.	232,748	13,280,601
Selective Insurance Group Inc.	880,908	32,250,042
State Auto Financial Corp.	233,106	5,142,318
State National Companies Inc.	483,022	6,086,077
Stewart Information Services Corp.	364,718	13,231,969
Third Point Reinsurance Ltd.[a,b]	1,306,589	14,855,917
United Fire Group Inc.	314,825	13,795,632
United Insurance Holdings Corp.	267,894	5,146,244
Universal Insurance Holdings Inc.[b]	494,322	8,798,932

		612,260,638

38

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.54%
1-800-Flowers.com Inc. Class Aa,b	395,389	$3,115,665
Blue Nile Inc.	183,350	4,713,929
Duluth Holdings Inc.[a,b]	118,674	2,312,956
Etsy Inc.[a,b]	316,457	2,753,176
EVINE Live Inc.[a,b]	760,055	889,264
FTD Companies Inc.[a,b]	285,450	7,493,063
HSN Inc.	504,703	26,401,014
Lands’ End Inc.[a,b]	254,362	6,488,775
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,161,308	25,734,585
NutriSystem Inc.	447,392	9,337,071
Overstock.com Inc.[a,b]	190,229	2,735,493
PetMed Express Inc.[b]	313,685	5,618,098
Shutterfly Inc.[a,b]	546,806	25,355,394
Wayfair Inc. Class Aa,b	312,158	13,491,469

		136,439,952
INTERNET SOFTWARE & SERVICES — 2.19%
Actua Corp.[a,b]	635,005	5,746,795
Alarm.com Holdings Inc.[a]	125,684	2,978,711
Amber Road Inc.[a,b]	285,143	1,542,624
Angie’s List Inc.[a,b]	679,922	5,486,971
Apigee Corp.[a,b]	88,411	734,695
Appfolio Inc.[a,b]	87,878	1,075,627
Bankrate Inc.[a,b]	963,579	8,836,019
Bazaarvoice Inc.[a,b]	940,231	2,961,728
Benefitfocus Inc.[a,b]	121,608	4,055,627
Blucora Inc.[a,b]	629,764	3,249,582
Box Inc. Class Aa,b	204,930	2,512,442
Brightcove Inc.[a,b]	512,433	3,197,582
Carbonite Inc.[a]	279,328	2,226,244
Care.com Inc.[a,b]	307,086	1,888,579
ChannelAdvisor Corp.[a,b]	340,211	3,827,374
Cimpress NVa,b	508,861	46,148,604
comScore Inc.[a,b]	761,343	22,870,744
Cornerstone OnDemand Inc.[a,b]	837,407	27,441,827
Cvent Inc.[a,b]	362,338	7,754,033
Demandware Inc.[a,b]	518,115	20,258,296
DHI Group Inc.[a]	651,765	5,259,744
EarthLink Holdings Corp.	1,592,402	9,028,919
Endurance International Group Holdings Inc.[a,b]	907,984	9,561,072
Envestnet Inc.[a,b]	600,136	16,323,697
Everyday Health Inc.[a]	336,250	1,883,000
Five9 Inc.[a,b]	371,475	3,302,413
Gogo Inc.[a,b]	875,644	9,640,840
GrubHub Inc.[a,b]	1,163,584	29,240,866
GTT Communications Inc.[a,b]	379,660	6,279,576
Hortonworks Inc.[a,b]	139,040	1,571,152
inContact Inc.[a,b]	954,450	8,485,061
Instructure Inc.[a,b]	78,579	1,409,707
Internap Corp.[a,b]	848,835	2,317,320
IntraLinks Holdings Inc.[a,b]	620,385	4,888,634
j2 Global Inc.	747,796	46,049,278
Limelight Networks Inc.[a,b]	927,671	1,679,085
Liquidity Services Inc.[a]	383,458	1,986,312
LivePerson Inc.[a,b]	889,365	5,202,785
LogMeIn Inc.[a,b]	382,318	19,291,766
Marchex Inc. Class B	517,681	2,303,680
Marin Software Inc.[a,b]	482,978	1,458,594
Marketo Inc.[a,b]	567,213	11,100,358
MaxPoint Interactive Inc.[a,b]	103,286	182,816

Security	Shares	Value

Monster Worldwide Inc.[a,b]	1,415,509	$4,614,559
New Relic Inc.[a,b]	88,711	2,313,583
NIC Inc.	1,018,115	18,356,613
OPOWER Inc.[a,b]	406,557	2,768,653
Q2 Holdings Inc.[a,b]	302,487	7,271,787
QuinStreet Inc.[a]	548,666	1,876,438
Quotient Technology Inc.[a,b]	946,694	10,034,956
RealNetworks Inc.[a,b]	364,733	1,480,816
Reis Inc.[b]	130,915	3,083,048
RetailMeNot Inc.[a,b]	543,553	4,353,860
Rocket Fuel Inc.[a,b]	415,414	1,308,554
SciQuest Inc.[a]	427,537	5,934,214
Shutterstock Inc.[a,b]	303,995	11,165,736
SPS Commerce Inc.[a,b]	255,711	10,980,230
Stamps.com Inc.[a,b]	221,172	23,506,160
TechTarget Inc.[a,b]	308,557	2,289,493
Travelzoo Inc.[a,b]	107,313	871,382
TrueCar Inc.[a,b]	766,885	4,286,887
United Online Inc.[a]	230,818	2,663,640
Web.com Group Inc.[a]	679,396	13,465,629
WebMD Health Corp.[a,b]	586,055	36,704,625
Wix.com Ltd.[a,b]	291,723	5,913,225
Xactly Corp.[a,b]	120,494	825,384
XO Group Inc.[a]	409,278	6,568,912

		555,879,163
IT SERVICES — 2.66%
6D Global Technologies Inc.[a,b]	160,828	48,248
Acxiom Corp.[a,b]	1,210,463	25,952,327
Blackhawk Network Holdings Inc.[a,b]	841,823	28,874,529
CACI International Inc. Class Aa,b	374,591	39,968,860
Cardtronics Inc.[a,b]	696,294	25,059,621
Cass Information Systems Inc.	177,935	9,314,897
CIBER Inc.[a,b]	1,234,275	2,604,320
Convergys Corp.	1,529,909	42,485,573
CSG Systems International Inc.	508,616	22,969,099
Datalink Corp.[a,b]	299,954	2,741,580
EPAM Systems Inc.[a,b]	758,304	56,622,560
Euronet Worldwide Inc.[a,b]	804,289	59,605,858
Everi Holdings Inc.[a,b]	1,026,389	2,350,431
EVERTEC Inc.	1,019,981	14,259,334
ExlService Holdings Inc.[a]	516,109	26,734,446
Forrester Research Inc.	156,871	5,272,434
Hackett Group Inc. (The)	371,193	5,612,438
Heartland Payment Systems Inc.	567,446	54,798,260
Lionbridge Technologies Inc.[a]	1,000,752	5,063,805
Luxoft Holding Inc.[a]	283,724	15,613,332
ManTech International Corp./VA Class A	377,190	12,066,308
MAXIMUS Inc.	1,021,655	53,779,919
ModusLink Global Solutions Inc.[a,b]	578,343	850,164
MoneyGram International Inc.[a]	462,853	2,832,660
NeuStar Inc. Class Aa,b	331,105	8,145,183
Perficient Inc.[a,b]	548,228	11,907,512
PFSweb Inc.[a,b]	188,406	2,471,887
Science Applications International Corp.	713,886	38,078,679
ServiceSource International Inc.[a,b]	927,177	3,949,774
Sykes Enterprises Inc.[a,b]	605,790	18,282,742
Syntel Inc.[a,b]	486,087	24,270,324
TeleTech Holdings Inc.	254,164	7,055,593
Travelport Worldwide Ltd.	1,633,431	22,312,668
Unisys Corp.[a,b]	772,517	5,948,381
Virtusa Corp.[a,b]	460,937	17,266,700

		675,170,446

39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

LEISURE PRODUCTS — 0.32%
Arctic Cat Inc.	201,976	$3,393,197
Black Diamond Inc.[a,b]	348,945	1,577,231
Callaway Golf Co.	1,206,375	11,002,140
Escalade Inc.	153,141	1,802,470
JAKKS Pacific Inc.[a,b]	255,236	1,898,956
Johnson Outdoors Inc. Class A	78,353	1,741,004
Malibu Boats Inc. Class Aa,b	275,796	4,523,054
Marine Products Corp.	167,971	1,274,900
MCBC Holdings Inc.[a]	108,974	1,534,354
Nautilus Inc.[a,b]	485,248	9,374,991
Performance Sports Group Ltd.[a]	698,339	2,220,718
Smith & Wesson Holding Corp.[a,b]	834,779	22,221,817
Sturm Ruger & Co. Inc.	289,648	19,806,130

		82,370,962
LIFE SCIENCES TOOLS & SERVICES — 0.65%
Accelerate Diagnostics Inc.[a,b]	380,931	5,473,979
Affymetrix Inc.[a,b]	1,197,519	16,777,241
Albany Molecular Research Inc.[a,b]	391,142	5,980,561
Cambrex Corp.[a,b]	485,862	21,377,928
Fluidigm Corp.[a,b]	451,699	3,645,211
Harvard Bioscience Inc.[a,b]	540,373	1,631,926
INC Research Holdings Inc.[a,b]	202,402	8,340,986
Luminex Corp.[a,b]	669,043	12,979,434
NanoString Technologies Inc.[a,b]	210,181	3,198,955
NeoGenomics Inc.[a,b]	837,664	5,645,855
Pacific Biosciences of California Inc.[a,b]	1,080,585	9,184,973
PAREXEL International Corp.[a,b]	855,380	53,657,987
PRA Health Sciences Inc.[a,b]	309,409	13,230,329
Sequenom Inc.[a,b]	1,864,406	2,628,813

		163,754,178
MACHINERY — 2.87%
Accuride Corp.[a]	599,343	928,982
Actuant Corp. Class A	923,926	22,830,211
Alamo Group Inc.	149,675	8,338,394
Albany International Corp. Class A	438,362	16,478,028
Altra Industrial Motion Corp.	408,292	11,342,352
American Railcar Industries Inc.[b]	136,911	5,576,385
Astec Industries Inc.	294,725	13,754,816
Barnes Group Inc.	850,295	29,785,834
Blount International Inc.[a]	759,413	7,578,942
Blue Bird Corp.[a,b]	76,720	832,412
Briggs & Stratton Corp.	691,439	16,539,221
Chart Industries Inc.[a]	472,233	10,256,901
CIRCOR International Inc.	267,060	12,388,913
CLARCOR Inc.	778,037	44,962,758
Columbus McKinnon Corp./NY	311,612	4,911,005
Commercial Vehicle Group Inc.[a,b]	489,321	1,296,701
Douglas Dynamics Inc.	349,341	8,003,402
EnPro Industries Inc.	354,344	20,438,562
ESCO Technologies Inc.	404,392	15,763,200
ExOne Co. (The)[a,b]	161,530	2,122,504
Federal Signal Corp.	968,178	12,838,040
FreightCar America Inc.	191,119	2,977,634
Global Brass & Copper Holdings Inc.	335,196	8,363,140

Security	Shares	Value

Gorman-Rupp Co. (The)	294,468	$7,635,555
Graham Corp.	160,112	3,187,830
Greenbrier Companies Inc. (The)[b]	408,935	11,302,963
Harsco Corp.	1,236,400	6,738,380
Hillenbrand Inc.	976,500	29,246,175
Hurco Companies Inc.	101,581	3,351,157
Hyster-Yale Materials Handling Inc.	147,903	9,850,340
John Bean Technologies Corp.	453,359	25,573,981
Kadant Inc.	171,240	7,733,198
LB Foster Co. Class A	164,251	2,982,798
Lindsay Corp.[b]	173,145	12,398,913
Lydall Inc.[a]	265,050	8,619,426
Meritor Inc.[a,b]	1,410,938	11,372,160
Milacron Holdings Corp.[a,b]	229,500	3,784,455
Miller Industries Inc./TN	175,192	3,552,894
Mueller Industries Inc.	882,771	25,971,123
Mueller Water Products Inc. Class A	2,495,956	24,660,045
Navistar International Corp.[a,b]	789,596	9,885,742
NN Inc.	419,639	5,740,662
Omega Flex Inc.	44,785	1,557,622
Proto Labs Inc.[a,b]	361,396	27,860,018
RBC Bearings Inc.[a]	362,278	26,540,486
Rexnord Corp.[a,b]	1,576,513	31,877,093
Standex International Corp.	197,825	15,392,763
Sun Hydraulics Corp.	351,108	11,653,275
Tennant Co.	285,589	14,702,122
Titan International Inc.	666,278	3,584,576
TriMas Corp.[a,b]	704,944	12,350,619
Twin Disc Inc.	132,919	1,346,470
Wabash National Corp.[a,b]	1,056,849	13,950,407
Watts Water Technologies Inc. Class A	437,403	24,114,027
Woodward Inc.	960,231	49,951,217
Xerium Technologies Inc.[a]	170,094	887,891

		727,664,720
MARINE — 0.13%
Eagle Bulk Shipping Inc.[a,b]	335,588	120,812
Golden Ocean Group Ltd.[a,b]	999,080	694,361
Matson Inc.	674,731	27,103,944
Navios Maritime Holdings Inc.	1,267,035	1,431,749
Safe Bulkers Inc.[b]	585,284	470,276
Scorpio Bulkers Inc.[a]	715,640	2,347,299
Ultrapetrol Bahamas Ltd.[a]	336,090	90,744

		32,259,185
MEDIA — 1.53%
AMC Entertainment Holdings Inc. Class A	329,943	9,235,105
Carmike Cinemas Inc.[a,b]	379,231	11,392,099
Central European Media Enterprises Ltd. Class Aa,b	1,143,180	2,915,109
Crown Media Holdings Inc. Class Aa,b	548,032	2,784,002
Cumulus Media Inc. Class Aa,b	2,176,621	1,010,605
Daily Journal Corp.[a,b]	17,020	3,330,644
DreamWorks Animation SKG Inc. Class Aa,b	1,178,017	29,391,524
Entercom Communications Corp. Class Aa	393,317	4,161,294
Entravision Communications Corp. Class A	986,489	7,339,478
Eros International PLC[a,b]	439,723	5,061,212
EW Scripps Co. (The) Class A	914,296	14,253,875
Global Eagle Entertainment Inc.[a,b]	716,649	6,105,849
Gray Television Inc.[a,b]	977,850	11,460,402
Harte-Hanks Inc.	763,557	1,931,799
Hemisphere Media Group Inc.[a,b]	159,224	2,090,611

40

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

IMAX Corp.[a,b]	937,051	$29,132,916
Journal Media Group Inc.	376,975	4,508,621
Loral Space & Communications Inc.[a,b]	203,829	7,160,513
MDC Partners Inc. Class A	673,941	15,905,008
Media General Inc.[a,b]	1,486,107	24,238,405
Meredith Corp.	569,053	27,030,017
National CineMedia Inc.	952,441	14,486,628
New Media Investment Group Inc.	693,273	11,536,063
New York Times Co. (The) Class A	2,133,914	26,588,568
Nexstar Broadcasting Group Inc. Class A	485,251	21,482,062
Reading International Inc. Class Aa,b	262,143	3,140,473
Saga Communications Inc. Class A	56,488	2,262,909
Scholastic Corp.	412,937	15,431,456
Sinclair Broadcast Group Inc. Class A	1,027,388	31,592,181
Sizmek Inc.[a,b]	330,450	958,305
Time Inc.	1,694,811	26,167,882
Townsquare Media Inc. Class Aa,b	107,275	1,202,553
Tribune Publishing Co.	406,866	3,141,005
World Wrestling Entertainment Inc. Class Ab	468,074	8,266,187

		386,695,360
METALS & MINING — 0.90%
AK Steel Holding Corp.[a,b]	2,764,404	11,416,988
Carpenter Technology Corp.[b]	725,087	24,819,728
Century Aluminum Co.[a,b]	764,936	5,392,799
Cliffs Natural Resources Inc.[a,b]	2,795,198	8,385,594
Coeur Mining Inc.[a,b]	2,111,103	11,864,399
Commercial Metals Co.	1,792,119	30,412,259
Ferroglobe PLC	1,007,597	8,876,930
Gerber Scientific Inc. Escrow[a]	276,144	2,761
Handy & Harman Ltd.[a]	41,010	1,121,623
Haynes International Inc.	192,202	7,015,373
Hecla Mining Co.	5,760,736	16,014,846
Kaiser Aluminum Corp.	265,877	22,477,242
Materion Corp.	312,243	8,268,195
Olympic Steel Inc.	140,012	2,423,608
Real Industry Inc.[a,b]	383,018	3,332,257
Ryerson Holding Corp.[a,b]	172,147	957,137
Schnitzer Steel Industries Inc. Class A	408,973	7,541,462
Stillwater Mining Co.[a,b]	1,875,249	19,971,402
SunCoke Energy Inc.	1,011,436	6,574,334
TimkenSteel Corp.	616,688	5,611,861
Worthington Industries Inc.	744,500	26,533,980

		229,014,778
MULTI-UTILITIES — 0.56%
Avista Corp.	964,634	39,337,775
Black Hills Corp.	793,832	47,733,118
NorthWestern Corp.	729,746	45,061,815
Unitil Corp.	217,617	9,246,546

		141,379,254
MULTILINE RETAIL — 0.21%
Big Lots Inc.[b]	768,899	34,823,436
Fred’s Inc. Class A	575,825	8,585,551
Ollie’s Bargain Outlet Holdings Inc.[a,b]	160,217	3,753,884
Tuesday Morning Corp.[a,b]	683,274	5,589,181

		52,752,052

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.74%
Abraxas Petroleum Corp.[a,b]	1,435,098	$1,449,449
Adams Resources & Energy Inc.	33,686	1,346,766
Alon USA Energy Inc.	483,647	4,991,237
Approach Resources Inc.[a,b]	553,243	641,762
Ardmore Shipping Corp.	284,686	2,405,597
Bill Barrett Corp.[a,b]	780,628	4,855,506
Bonanza Creek Energy Inc.[a,b]	766,177	1,218,221
Callon Petroleum Co.[a,b]	1,490,728	13,192,943
Carrizo Oil & Gas Inc.[a,b]	904,098	27,954,710
Clayton Williams Energy Inc.[a,b]	91,287	814,280
Clean Energy Fuels Corp.[a,b]	1,192,017	3,492,610
Cloud Peak Energy Inc.[a,b]	935,391	1,824,012
Contango Oil & Gas Co.[a,b]	267,198	3,150,264
Delek U.S. Holdings Inc.	887,838	13,530,651
DHT Holdings Inc.	1,436,033	8,271,550
Dorian LPG Ltd.[a,b]	386,451	3,632,639
Earthstone Energy Inc.[a,b]	19,728	238,906
Eclipse Resources Corp.[a,b]	753,234	1,084,657
Energy Fuels Inc./Canada[a,b]	803,091	1,774,831
Energy XXI Ltd.[b]	1,427,574	889,236
Erin Energy Corp.[a,b]	209,289	393,463
Evolution Petroleum Corp.	394,141	1,915,525
EXCO Resources Inc.[a,b]	2,474,211	2,447,242
Frontline Ltd.	764,396	6,397,995
GasLog Ltd.[b]	650,956	6,340,311
Gastar Exploration Inc.[a,b]	1,249,050	1,373,955
Gener8 Maritime Inc.[a]	263,495	1,860,275
Green Plains Inc.	591,013	9,432,568
Halcon Resourses Corp.[a,b]	1,136,569	1,092,357
Hallador Energy Co.[b]	179,813	821,745
Isramco Inc.[a,b]	14,648	1,196,742
Jones Energy Inc. Class Aa,b	468,503	1,560,115
Matador Resources Co.[a,b]	1,239,362	23,498,304
Navios Maritime Acquisition Corp.	1,309,137	2,081,528
Nordic American Tankers Ltd.[b]	1,385,756	19,525,302
Northern Oil and Gas Inc.[a,b]	960,351	3,831,801
Oasis Petroleum Inc.[a,b]	2,801,366	20,393,945
Pacific Ethanol Inc.[a,b]	505,940	2,367,799
Panhandle Oil and Gas Inc. Class A	256,526	4,440,465
Par Pacific Holdings Inc.[a,b]	250,536	4,700,055
Parsley Energy Inc. Class Aa,b	1,549,166	35,011,152
PDC Energy Inc.[a,b]	715,762	42,552,051
Peabody Energy Corp.[b]	291,166	675,505
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	678,303	6,403,180
REX American Resources Corp.[a,b]	89,495	4,964,288
Rex Energy Corp.[a,b]	735,566	565,135
Ring Energy Inc.[a,b]	386,614	1,952,401
RSP Permian Inc.[a,b]	1,018,718	29,583,571
Sanchez Energy Corp.[a,b]	767,135	4,211,571
Scorpio Tankers Inc.	2,767,082	16,132,088
SemGroup Corp. Class A	679,438	15,219,411
Ship Finance International Ltd.[b]	919,292	12,768,966
Stone Energy Corp.[a,b]	891,594	704,359
Synergy Resources Corp.[a,b]	1,848,874	14,365,751
Teekay Tankers Ltd. Class A	1,477,082	5,420,891
TransAtlantic Petroleum Ltd.[a]	390,172	292,629
Triangle Petroleum Corp.[a,b]	713,772	387,079
Ultra Petroleum Corp.[a,b]	2,390,289	1,190,364
Uranium Energy Corp.[a,b]	1,747,419	1,307,069
W&T Offshore Inc.[a,b]	537,424	1,176,959

41

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Western Refining Inc.[b]	1,102,290	$32,065,616
Westmoreland Coal Co.[a,b]	285,587	2,059,082

		441,440,437
PAPER & FOREST PRODUCTS — 0.54%
Boise Cascade Co.[a,b]	613,792	12,717,770
Clearwater Paper Corp.[a]	275,084	13,344,325
Deltic Timber Corp.	170,124	10,232,959
KapStone Paper and Packaging Corp.	1,321,433	18,301,847
Louisiana-Pacific Corp.[a,b]	2,207,617	37,794,403
Neenah Paper Inc.	258,652	16,465,786
PH Glatfelter Co.	672,712	13,945,320
Schweitzer-Mauduit International Inc.	472,938	14,888,088

		137,690,498
PERSONAL PRODUCTS — 0.17%
Elizabeth Arden Inc.[a,b]	409,918	3,357,229
Inter Parfums Inc.	264,998	8,188,438
Medifast Inc.	169,016	5,102,593
Natural Health Trends Corp.[b]	112,936	3,743,828
Nature’s Sunshine Products Inc.	162,254	1,557,638
Nutraceutical International Corp.[a,b]	132,805	3,233,802
Revlon Inc. Class Aa,b	178,533	6,500,387
Synutra International Inc.[a,b]	341,134	1,695,436
USANA Health Sciences Inc.[a,b]	82,022	9,959,111

		43,338,462
PHARMACEUTICALS — 1.64%
Aclaris Therapeutics Inc.[a,b]	89,056	1,687,611
Aerie Pharmaceuticals Inc.[a,b]	320,690	3,899,590
Agile Therapeutics Inc.[a,b]	208,162	1,292,686
Alimera Sciences Inc.[a,b]	459,572	804,251
Amphastar Pharmaceuticals Inc.[a,b]	493,837	5,926,044
ANI Pharmaceuticals Inc.[a,b]	123,668	4,162,665
Aralez Pharmaceuticals Inc.[a,b]	826,432	2,933,834
Aratana Therapeutics Inc.[a,b]	456,253	2,518,517
Assembly Biosciences Inc.[a,b]	234,372	1,176,548
BioDelivery Sciences International Inc.[a,b]	713,751	2,305,416
Carbylan Therapeutics Inc.[a,b]	185,144	119,103
Catalent Inc.[a,b]	1,296,808	34,585,869
Cempra Inc.[a,b]	548,528	9,610,211
Collegium Pharmaceutical Inc.[a,b]	117,668	2,135,674
Corcept Therapeutics Inc.[a,b]	963,687	4,510,055
Corium International Inc.[a,b]	161,666	624,031
Depomed Inc.[a,b]	872,308	12,151,251
Dermira Inc.[a,b]	240,037	4,963,965
DURECT Corp.[a,b]	1,780,258	2,403,348
Endocyte Inc.[a,b]	597,221	1,851,385
Flex Pharma Inc.[a,b]	84,907	931,430
Foamix Pharmaceuticals Ltd.[a,b]	352,096	2,295,666
Heska Corp.[a,b]	89,078	2,538,723
Impax Laboratories Inc.[a,b]	1,109,941	35,540,311
Innoviva Inc.[b]	1,324,253	16,672,345
Intersect ENT Inc.[a,b]	257,692	4,896,148
Intra-Cellular Therapies Inc.[a,b]	412,410	11,464,998
Lannett Co. Inc.[a,b]	413,073	7,406,399
Medicines Co. (The)[a,b]	1,026,238	32,603,581
MyoKardia Inc.[a,b]	97,186	1,040,862
Nektar Therapeutics[a,b]	2,040,214	28,052,943
Neos Therapeutics Inc.[a,b]	95,502	1,030,467

Security	Shares	Value

Ocular Therapeutix Inc.[a,b]	230,786	$2,229,393
Omeros Corp.[a,b]	589,210	9,038,481
Orexigen Therapeutics Inc.[a,b]	1,604,391	902,791
Pacira Pharmaceuticals Inc./DEa,b	564,432	29,903,607
Paratek Pharmaceuticals Inc.[a,b]	189,766	2,878,750
Pernix Therapeutics Holdings Inc.[a,b]	679,825	713,816
Phibro Animal Health Corp.	269,599	7,289,957
Prestige Brands Holdings Inc.[a,b]	811,357	43,318,350
Relypsa Inc.[a,b]	504,087	6,830,379
Revance Therapeutics Inc.[a,b]	284,959	4,975,384
Sagent Pharmaceuticals Inc.[a]	343,213	4,176,902
SciClone Pharmaceuticals Inc.[a,b]	767,184	8,439,024
Sucampo Pharmaceuticals Inc. Class Aa,b	386,901	4,228,828
Supernus Pharmaceuticals Inc.[a,b]	531,099	8,099,260
Teligent Inc.[a,b]	648,429	3,177,302
Tetraphase Pharmaceuticals Inc.[a,b]	558,091	2,583,961
TherapeuticsMD Inc.[a,b]	2,234,912	14,303,437
Theravance Biopharma Inc.[a,b]	443,245	8,333,006
VIVUS Inc.[a,b]	1,645,593	2,303,830
XenoPort Inc.[a,b]	913,935	4,121,847
Zogenix Inc.[a,b]	381,471	3,524,792
Zynerba Pharmaceuticals Inc.[a,b]	53,823	508,627

		416,017,651
PROFESSIONAL SERVICES — 1.34%
Acacia Research Corp.	823,657	3,121,660
Advisory Board Co. (The)[a,b]	659,410	21,265,973
Barrett Business Services Inc.	111,835	3,215,256
CBIZ Inc.[a,b]	766,435	7,733,329
CDI Corp.	221,348	1,390,066
CEB Inc.	518,954	33,591,893
CRA International Inc.[a]	144,961	2,847,034
Exponent Inc.	403,112	20,562,743
Franklin Covey Co.[a,b]	191,219	3,363,542
FTI Consulting Inc.[a,b]	645,193	22,910,804
GP Strategies Corp.[a,b]	202,118	5,538,033
Heidrick & Struggles International Inc.	285,502	6,766,397
Hill International Inc.[a]	587,476	1,979,794
Huron Consulting Group Inc.[a,b]	333,947	19,432,376
ICF International Inc.[a,b]	301,849	10,374,550
Insperity Inc.	249,821	12,923,240
Kelly Services Inc. Class A	462,750	8,847,780
Kforce Inc.	382,480	7,488,958
Korn/Ferry International	780,712	22,086,343
Mistras Group Inc.[a,b]	258,651	6,406,785
Navigant Consulting Inc.[a,b]	749,169	11,844,362
On Assignment Inc.[a]	802,312	29,621,359
Pendrell Corp.[a,b]	2,695,103	1,428,405
Resources Connection Inc.	582,053	9,056,745
RPX Corp.[a,b]	838,185	9,437,963
TriNet Group Inc.[a,b]	638,632	9,164,369
TrueBlue Inc.[a]	651,629	17,040,098
Volt Information Sciences Inc.[a,b]	144,345	1,086,918
WageWorks Inc.[a,b]	553,587	28,017,038

		338,543,813
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.88%
Acadia Realty Trust[b]	1,065,446	37,429,118
AG Mortgage Investment Trust Inc.	437,715	5,720,935
Agree Realty Corp.	320,890	12,344,638
Alexander’s Inc.[b]	32,648	12,424,196

42

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

Altisource Residential Corp.[b]	884,176	$10,610,112
American Assets Trust Inc.	575,203	22,962,104
American Capital Mortgage Investment Corp.[b]	737,761	10,830,332
Anworth Mortgage Asset Corp.[b]	1,534,229	7,149,507
Apollo Commercial Real Estate Finance Inc.[b]	904,554	14,744,230
Apollo Residential Mortgage Inc.	496,865	6,667,928
Ares Commercial Real Estate Corp.	423,143	4,633,416
Armada Hoffler Properties Inc.	462,995	5,208,694
ARMOUR Residential REIT Inc.[b]	568,059	12,230,310
Ashford Hospitality Prime Inc.[b]	428,279	4,998,016
Ashford Hospitality Trust Inc.[b]	1,300,139	8,294,887
Bluerock Residential Growth REIT Inc.[b]	292,696	3,184,532
Capstead Mortgage Corp.[b]	1,481,851	14,655,506
CareTrust REIT Inc.[b]	749,786	9,522,282
CatchMark Timber Trust Inc. Class Ab	617,443	6,686,908
Cedar Realty Trust Inc.[b]	1,319,313	9,538,633
Chatham Lodging Trust[b]	592,875	12,705,311
Chesapeake Lodging Trust[b]	924,980	24,474,971
Colony Capital Inc.[b]	1,733,109	29,064,238
Colony Starwood Homes[b]	592,171	14,656,232
CorEnergy Infrastructure Trust Inc.[b]	183,933	3,698,893
CoreSite Realty Corp.[b]	377,339	26,417,503
Cousins Properties Inc.[b]	3,359,468	34,871,278
CubeSmart[b]	2,722,701	90,665,943
CyrusOne Inc.[b]	1,133,770	51,756,601
CYS Investments Inc.[b]	2,446,974	19,918,368
DCT Industrial Trust Inc.[b]	1,377,685	54,377,227
DiamondRock Hospitality Co.[b]	3,114,735	31,521,118
DuPont Fabros Technology Inc.[b]	978,899	39,674,776
Dynex Capital Inc.	771,714	5,131,898
Easterly Government Properties Inc.[b]	215,274	3,986,874
EastGroup Properties Inc.[b]	500,740	30,229,674
Education Realty Trust Inc.[b]	980,987	40,809,059
EPR Properties[b]	886,580	59,063,960
Equity One Inc.[b]	1,237,159	35,456,977
FelCor Lodging Trust Inc.[b]	2,223,038	18,051,069
First Industrial Realty Trust Inc.[b]	1,692,371	38,484,517
First Potomac Realty Trust	909,799	8,242,779
Franklin Street Properties Corp.	1,399,394	14,847,570
GEO Group Inc. (The)	1,157,017	40,113,779
Getty Realty Corp.	396,607	7,864,717
Gladstone Commercial Corp.[b]	344,318	5,639,929
Government Properties Income Trust[b]	1,002,009	17,885,861
Gramercy Property Trust[b]	6,505,353	54,970,233
Great Ajax Corp.	66,701	746,384
Hannon Armstrong Sustainable Infrastructure Capital Inc.	592,572	11,389,234
Hatteras Financial Corp.[b]	1,498,750	21,432,125
Healthcare Realty Trust Inc.[b]	1,557,082	48,098,263
Hersha Hospitality Trust[b]	715,542	15,269,666
Highwoods Properties Inc.[b]	1,457,512	69,683,649
Hudson Pacific Properties Inc.[b]	1,154,588	33,390,685
Independence Realty Trust Inc.[b]	499,612	3,557,237
InfraREIT Inc.[a,b]	341,186	5,817,221
Invesco Mortgage Capital Inc.[b]	1,756,851	21,398,445
Investors Real Estate Trust[b]	1,907,377	13,847,557
iStar Inc.[a,b]	1,178,659	11,385,846
Kite Realty Group Trust[b]	1,294,997	35,884,367
Ladder Capital Corp.	679,230	8,456,414
LaSalle Hotel Properties[b]	1,752,430	44,354,003
Lexington Realty Trust[b]	3,182,733	27,371,504
LTC Properties Inc.[b]	581,537	26,308,734
Mack-Cali Realty Corp.[b]	1,382,393	32,486,236
Medical Properties Trust Inc.[b]	3,628,250	47,094,685

Security	Shares	Value

Monmouth Real Estate Investment Corp.[b]	975,248	$11,595,699
Monogram Residential Trust Inc.[b]	2,580,702	25,445,722
National Health Investors Inc.[b]	581,995	38,714,307
National Storage Affiliates Trust[b]	353,958	7,503,910
New Residential Investment Corp.[b]	3,575,204	41,579,623
New Senior Investment Group Inc.[b]	1,272,211	13,103,773
New York Mortgage Trust Inc.[b]	1,693,869	8,028,939
New York REIT Inc.[b]	2,522,661	25,478,876
NexPoint Residential Trust Inc.[b]	295,464	3,867,624
One Liberty Properties Inc.[b]	194,671	4,362,577
Orchid Island Capital Inc.[b]	335,103	3,475,018
Parkway Properties Inc./Mdb	1,314,771	20,589,314
Pebblebrook Hotel Trust[b]	1,112,653	32,344,823
Pennsylvania REIT[b]	1,072,275	23,429,209
PennyMac Mortgage Investment Trust[b,c]	880,631	12,011,807
Physicians Realty Trust[b]	1,683,753	31,284,131
Potlatch Corp.[b]	629,379	19,825,439
Preferred Apartment Communities Inc.[b]	344,274	4,365,394
PS Business Parks Inc.[b]	302,325	30,386,686
QTS Realty Trust Inc. Class Ab	433,579	20,542,973
RAIT Financial Trust[b]	1,379,146	4,330,518
Ramco-Gershenson Properties Trust[b]	1,228,047	22,141,687
Redwood Trust Inc.[b]	1,196,939	15,655,962
Resource Capital Corp.[b]	496,539	5,586,064
Retail Opportunity Investments Corp.[b]	1,543,026	31,045,683
Rexford Industrial Realty Inc.[b]	858,045	15,582,097
RLJ Lodging Trust[b]	1,939,970	44,386,514
Rouse Properties Inc.[b]	566,351	10,409,531
Ryman Hospitality Properties Inc.[b]	674,132	34,704,315
Sabra Health Care REIT Inc.[b]	1,010,410	20,299,137
Saul Centers Inc.[b]	151,990	8,058,510
Select Income REIT[b]	972,722	22,421,242
Silver Bay Realty Trust Corp.[b]	564,885	8,388,542
Sovran Self Storage Inc.[b]	609,874	71,934,638
STAG Industrial Inc.[b]	1,007,264	20,507,895
STORE Capital Corp.[b]	627,554	16,241,098
Summit Hotel Properties Inc.[b]	1,355,655	16,227,190
Sun Communities Inc.[b]	785,193	56,227,671
Sunstone Hotel Investors Inc.[b]	3,237,090	45,319,260
Terreno Realty Corp.[b]	666,307	15,624,899
UMH Properties Inc.[b]	365,350	3,624,272
United Development Funding IVb	445,028	1,424,090
Universal Health Realty Income Trust[b]	166,052	9,340,425
Urban Edge Properties[b]	1,375,237	35,536,124
Urstadt Biddle Properties Inc. Class Ab	381,242	7,987,020
Washington REIT[b]	1,057,164	30,879,760
Western Asset Mortgage Capital Corp.[b]	655,260	6,585,363
Whitestone REIT[b]	417,039	5,242,180
Xenia Hotels & Resorts Inc.[b]	1,729,289	27,011,494

		2,503,048,919
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.44%
Alexander & Baldwin Inc.	756,511	27,748,824
Altisource Asset Management Corp.[a]	14,020	165,436
Altisource Portfolio Solutions SAa,b	206,173	4,979,078
AV Homes Inc.[a,b]	196,654	2,233,989
Consolidated-Tomoka Land Co.	68,741	3,171,710
Forestar Group Inc.[a,b]	519,307	6,771,763
FRP Holdings Inc.[a,b]	106,740	3,799,944
Kennedy-Wilson Holdings Inc.	1,439,401	31,522,882
Marcus & Millichap Inc.[a,b]	209,906	5,329,513
RE/MAX Holdings Inc. Class A	184,008	6,311,474

43

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

RMR Group Inc. (The)[a]	110,104	$2,753,701
St. Joe Co. (The)[a,b]	699,684	11,999,581
Tejon Ranch Co.[a,b]	214,454	4,411,319

		111,199,214
ROAD & RAIL — 0.53%
ArcBest Corp.	402,892	8,698,438
Celadon Group Inc.	422,363	4,426,364
Covenant Transportation Group Inc. Class Aa,b	180,638	4,369,633
Heartland Express Inc.[b]	739,583	13,719,265
Knight Transportation Inc.	969,249	25,345,861
Marten Transport Ltd.	369,385	6,914,887
PAM Transportation Services Inc.[a,b]	47,054	1,449,263
Roadrunner Transportation Systems Inc.[a,b]	435,137	5,421,807
Saia Inc.[a,b]	388,130	10,925,860
Swift Transportation Co.[a,b]	1,367,345	25,473,638
Universal Truckload Services Inc.	125,739	2,070,921
USA Truck Inc.[a]	138,770	2,614,427
Werner Enterprises Inc.	686,231	18,638,034
YRC Worldwide Inc.[a,b]	505,129	4,707,802

		134,776,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.32%
Advanced Energy Industries Inc.[a,b]	632,945	22,020,157
Advanced Micro Devices Inc.[a,b]	9,871,753	28,134,496
Alpha & Omega Semiconductor Ltd.[a]	300,847	3,565,037
Ambarella Inc.[a,b]	486,598	21,750,931
Amkor Technology Inc.[a,b]	1,530,716	9,015,917
Applied Micro Circuits Corp.[a,b]	1,251,621	8,085,472
Axcelis Technologies Inc.[a,b]	1,769,154	4,953,631
Brooks Automation Inc.	1,051,613	10,936,775
Cabot Microelectronics Corp.	383,919	15,706,126
Cascade Microtech Inc.[a]	210,292	4,336,221
Cavium Inc.[a,b]	857,615	52,451,733
CEVA Inc.[a,b]	321,285	7,228,912
Cirrus Logic Inc.[a,b]	983,598	35,812,803
Cohu Inc.	403,295	4,791,145
Diodes Inc.[a,b]	583,182	11,721,958
DSP Group Inc.[a,b]	353,457	3,223,528
Entegris Inc.[a,b]	2,177,338	29,655,344
Exar Corp.[a,b]	616,586	3,545,370
Fairchild Semiconductor International Inc.[a]	1,802,481	36,049,620
FormFactor Inc.[a,b]	899,704	6,540,848
Inphi Corp.[a,b]	592,570	19,756,284
Integrated Device Technology Inc.[a]	2,099,385	42,911,429
Intersil Corp. Class A	2,041,409	27,293,638
IXYS Corp.	385,805	4,328,732
Kopin Corp.[a,b]	1,014,882	1,684,704
Lattice Semiconductor Corp.[a,b]	1,809,017	10,275,217
M/A-COM Technology Solutions Holdings Inc.[a,b]	364,605	15,966,053
Mattson Technology Inc.[a,b]	1,157,555	4,225,076
MaxLinear Inc. Class Aa,b	850,736	15,738,616
Microsemi Corp.[a,b]	1,683,636	64,500,095
MKS Instruments Inc.	828,041	31,175,744
Monolithic Power Systems Inc.	611,894	38,940,934
Nanometrics Inc.[a,b]	372,384	5,898,563
NeoPhotonics Corp.[a,b]	458,512	6,437,508
NVE Corp.	75,899	4,290,570
PDF Solutions Inc.[a,b]	418,612	5,601,029
Photronics Inc.[a,b]	1,035,369	10,778,191
Power Integrations Inc.	456,704	22,679,921

Security	Shares	Value

Rambus Inc.[a,b]	1,791,328	$24,630,760
Rudolph Technologies Inc.[a,b]	494,392	6,753,395
Semtech Corp.[a,b]	1,030,420	22,658,936
Sigma Designs Inc.[a,b]	544,952	3,705,674
Silicon Laboratories Inc.[a,b]	662,624	29,791,575
Synaptics Inc.[a,b]	571,306	45,555,940
Tessera Technologies Inc.	814,813	25,259,203
Ultra Clean Holdings Inc.[a,b]	497,936	2,668,937
Ultratech Inc.[a,b]	430,411	9,400,176
Veeco Instruments Inc.[a,b]	627,709	12,227,771
Xcerra Corp.[a,b]	843,949	5,502,547

		840,163,242
SOFTWARE — 4.53%
A10 Networks Inc.[a,b]	526,273	3,115,536
ACI Worldwide Inc.[a,b]	1,809,733	37,624,349
American Software Inc./GA Class A	389,947	3,509,523
Aspen Technology Inc.[a,b]	1,324,313	47,847,429
AVG Technologies NVa,b	637,427	13,226,610
Barracuda Networks Inc.[a,b]	124,133	1,911,648
Blackbaud Inc.	727,041	45,723,608
Bottomline Technologies de Inc.[a,b]	634,662	19,350,844
BroadSoft Inc.[a,b]	450,859	18,192,161
Callidus Software Inc.[a,b]	856,019	14,278,397
Code Rebel Corp.[a,b]	16,233	75,970
CommVault Systems Inc.[a,b]	700,432	30,237,649
Digimarc Corp.[a,b]	126,400	3,829,920
Digital Turbine Inc.[a,b]	856,093	1,018,751
Ebix Inc.[b]	415,022	16,928,747
Ellie Mae Inc.[a,b]	456,145	41,344,983
EnerNOC Inc.[a,b]	417,155	3,120,319
Epiq Systems Inc.	499,905	7,508,573
Fair Isaac Corp.	481,550	51,087,639
FleetMatics Group PLC[a,b]	591,432	24,077,197
Gigamon Inc.[a,b]	423,955	13,151,084
Globant SAa,b	236,980	7,313,203
Glu Mobile Inc.[a,b]	1,886,629	5,320,294
Guidance Software Inc.[a,b]	289,823	1,246,239
Guidewire Software Inc.[a,b]	1,087,714	59,258,659
HubSpot Inc.[a,b]	291,527	12,716,408
Imperva Inc.[a,b]	434,499	21,942,199
Infoblox Inc.[a,b]	927,154	15,854,333
Interactive Intelligence Group Inc.[a,b]	269,283	9,807,287
Jive Software Inc.[a,b]	724,120	2,737,174
Manhattan Associates Inc.[a]	1,143,649	65,039,319
Mentor Graphics Corp.	1,426,781	29,006,458
MicroStrategy Inc. Class Aa,b	143,907	25,862,966
MobileIron Inc.[a,b]	640,221	2,893,799
Model N Inc.[a,b]	325,002	3,500,272
Monotype Imaging Holdings Inc.	619,512	14,818,727
Park City Group Inc.[a,b]	171,777	1,552,864
Paycom Software Inc.[a,b]	488,301	17,383,516
Paylocity Holding Corp.[a,b]	239,635	7,845,650
Pegasystems Inc.	553,935	14,058,870
Progress Software Corp.[a]	785,144	18,937,673
Proofpoint Inc.[a,b]	611,574	32,890,450
PROS Holdings Inc.[a,b]	374,768	4,418,515
QAD Inc. Class A	159,710	3,393,837
Qlik Technologies Inc.[a,b]	1,415,581	40,938,603
Qualys Inc.[a,b]	386,829	9,790,642
Rapid7 Inc.[a,b]	124,972	1,633,384
RealPage Inc.[a,b]	819,884	17,086,383

44

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

RingCentral Inc. Class Aa,b	827,938	$13,040,023
Rovi Corp.[a]	1,281,889	26,291,543
Rubicon Project Inc. (The)[a,b]	400,224	7,316,095
Sapiens International Corp. NV	376,084	4,505,486
SeaChange International Inc.[a,b]	528,554	2,917,618
Silver Spring Networks Inc.[a,b]	566,169	8,350,993
Synchronoss Technologies Inc.[a,b]	602,203	19,475,245
Take-Two Interactive Software Inc.[a,b]	1,312,322	49,435,170
Tangoe Inc.[a,b]	605,557	4,777,845
Telenav Inc.[a]	433,440	2,557,296
Textura Corp.[a,b]	308,797	5,752,888
TiVo Inc.[a,b]	1,506,099	14,323,001
TubeMogul Inc.[a,b]	241,904	3,130,238
Tyler Technologies Inc.[a,b]	521,831	67,112,685
Varonis Systems Inc.[a,b]	139,177	2,539,980
VASCO Data Security International Inc.[a,b]	455,969	7,021,923
Verint Systems Inc.[a,b]	950,969	31,743,345
VirnetX Holding Corp.[a,b]	701,830	3,221,400
Workiva Inc.[a,b]	112,585	1,311,615
Xura Inc.[a,b]	353,003	6,943,569
Zendesk Inc.[a,b]	875,974	18,334,136
Zix Corp.[a,b]	898,184	3,529,863

		1,148,040,618
SPECIALTY RETAIL — 3.00%
Abercrombie & Fitch Co. Class A	1,078,748	34,023,712
America’s Car-Mart Inc./TXa,b	131,263	3,281,575
American Eagle Outfitters Inc.[b]	2,799,088	46,660,797
Asbury Automotive Group Inc.[a,b]	393,981	23,575,823
Ascena Retail Group Inc.[a,b]	2,662,784	29,450,391
Barnes & Noble Education Inc.[a,b]	501,957	4,919,179
Barnes & Noble Inc.	787,858	9,737,925
bebe stores inc.	447,350	245,953
Big 5 Sporting Goods Corp.	287,902	3,198,591
Boot Barn Holdings Inc.[a,b]	185,028	1,739,263
Buckle Inc. (The)[b]	440,272	14,912,013
Build-A-Bear Workshop Inc.[a,b]	202,650	2,632,423
Burlington Stores Inc.[a,b]	1,168,728	65,729,263
Caleres Inc.	680,503	19,251,430
Cato Corp. (The) Class A	406,806	15,682,371
Chico’s FAS Inc.	2,071,383	27,487,252
Children’s Place Inc. (The)	319,464	26,665,660
Christopher & Banks Corp.[a,b]	572,156	1,367,453
Citi Trends Inc.	242,079	4,316,269
Conn’s Inc.[a,b]	377,894	4,708,559
Container Store Group Inc. (The)[a,b]	240,710	1,412,968
Destination XL Group Inc.[a,b]	567,414	2,933,530
Express Inc.[a,b]	1,307,840	28,000,854
Finish Line Inc. (The) Class A	712,550	15,034,805
Five Below Inc.[a,b]	844,942	34,929,902
Francesca’s Holdings Corp.[a,b]	654,800	12,545,968
Genesco Inc.[a,b]	342,647	24,756,246
Group 1 Automotive Inc.	361,634	21,224,299
Guess? Inc.	962,133	18,059,236
Haverty Furniture Companies Inc.	318,604	6,741,661
Hibbett Sports Inc.[a,b]	352,392	12,650,873
Kirkland’s Inc.	272,146	4,765,276
Lithia Motors Inc. Class A	353,204	30,845,305
Lumber Liquidators Holdings Inc.[a,b]	420,290	5,514,205
MarineMax Inc.[a,b]	393,542	7,662,263
Mattress Firm Holding Corp.[a,b]	318,251	13,490,660
Monro Muffler Brake Inc.[b]	493,536	35,273,018

Security	Shares	Value

Outerwall Inc.[b]	267,893	$9,909,362
Party City Holdco Inc.[a,b]	388,784	5,847,311
Pier 1 Imports Inc.	1,292,875	9,063,054
Rent-A-Center Inc./TXb	819,386	12,987,268
Restoration Hardware Holdings Inc.[a,b]	517,842	21,697,580
Select Comfort Corp.[a,b]	765,009	14,833,525
Shoe Carnival Inc.	231,789	6,249,031
Sonic Automotive Inc. Class A	461,531	8,529,093
Sportsman’s Warehouse Holdings Inc.[a,b]	278,339	3,507,071
Stage Stores Inc.	499,451	4,025,575
Stein Mart Inc.	457,449	3,353,101
Tailored Brands Inc.	748,484	13,397,864
Tile Shop Holdings Inc.[a,b]	419,359	6,252,643
Tilly’s Inc. Class Aa,b	181,895	1,216,878
Vitamin Shoppe Inc.[a,b]	399,572	12,370,749
West Marine Inc.[a,b]	276,675	2,514,976
Winmark Corp.	34,527	3,382,955
Zumiez Inc.[a,b]	307,054	6,116,516

		760,681,523
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
Avid Technology Inc.[a,b]	503,528	3,403,849
CPI Card Group Inc.[b]	266,229	2,193,727
Cray Inc.[a,b]	633,383	26,545,082
Diebold Inc.	1,006,587	29,100,430
Eastman Kodak Co.[a,b]	270,623	2,936,260
Electronics For Imaging Inc.[a,b]	727,333	30,831,646
Imation Corp.[a,b]	526,149	815,531
Immersion Corp.[a,b]	438,508	3,622,076
Nimble Storage Inc.[a,b]	787,203	6,171,671
Pure Storage Inc. Class Aa,b	446,620	6,114,228
Quantum Corp.[a,b]	3,417,849	2,084,888
Silicon Graphics International Corp.[a,b]	546,650	3,892,148
Stratasys Ltd.[a,b]	791,446	20,514,280
Super Micro Computer Inc.[a,b]	570,307	19,436,063
Violin Memory Inc.[a,b]	1,377,896	719,537

		158,381,416
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Cherokee Inc.[a]	135,612	2,412,538
Columbia Sportswear Co.[b]	444,744	26,724,667
Crocs Inc.[a,b]	1,131,169	10,881,846
Culp Inc.	159,750	4,188,645
Deckers Outdoor Corp.[a,b]	506,256	30,329,797
G-III Apparel Group Ltd.[a,b]	618,839	30,255,039
Iconix Brand Group Inc.[a,b]	746,227	6,007,127
Movado Group Inc.	248,343	6,836,883
Oxford Industries Inc.	226,715	15,242,049
Perry Ellis International Inc.[a]	191,878	3,532,474
Sequential Brands Group Inc.[a,b]	564,182	3,605,123
Steven Madden Ltd.[a,b]	873,121	32,340,402
Superior Uniform Group Inc.	117,845	2,099,998
Tumi Holdings Inc.[a]	868,111	23,282,737
Unifi Inc.[a]	233,456	5,348,477
Vera Bradley Inc.[a,b]	332,224	6,757,436
Vince Holding Corp.[a,b]	236,304	1,495,804
Wolverine World Wide Inc.	1,601,751	29,504,253

		240,845,295

45

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 2.02%
Anchor BanCorp. Wisconsin Inc.[a]	120,364	$5,423,602
Astoria Financial Corp.	1,395,500	22,104,720
Bank Mutual Corp.	723,596	5,477,622
BankFinancial Corp.	289,670	3,423,899
Bear State Financial Inc.[a,b]	212,990	1,974,417
Beneficial Bancorp. Inc.[a,b]	1,279,728	17,519,476
BofI Holding Inc.[a,b]	950,096	20,275,049
BSB Bancorp. Inc./MAa,b	126,483	2,842,073
Capitol Federal Financial Inc.	2,183,242	28,949,789
Charter Financial Corp./MD	235,362	3,177,387
Clifton Bancorp. Inc.[b]	402,189	6,081,098
Dime Community Bancshares Inc.	484,397	8,535,075
Essent Group Ltd.[a,b]	862,915	17,948,632
EverBank Financial Corp.	1,501,662	22,660,080
Federal Agricultural Mortgage Corp. Class C	153,464	5,790,197
First Defiance Financial Corp.	143,848	5,525,202
Flagstar Bancorp. Inc.[a,b]	322,035	6,910,871
Fox Chase Bancorp. Inc.	184,523	3,564,984
Hingham Institution for Savings	20,457	2,436,633
HomeStreet Inc.[a,b]	381,069	7,930,046
IMPAC Mortgage Holdings Inc.[a,b]	137,788	1,911,120
Kearny Financial Corp./MD	1,452,241	17,935,176
LendingTree Inc.[a,b]	97,265	9,510,572
Meridian Bancorp. Inc.	851,055	11,846,686
Meta Financial Group Inc.	116,553	5,314,817
MGIC Investment Corp.[a,b]	5,263,357	40,369,948
Nationstar Mortgage Holdings Inc.[a,b]	573,522	5,677,868
NMI Holdings Inc. Class Aa	775,584	3,916,699
Northfield Bancorp. Inc.	724,953	11,918,227
Northwest Bancshares Inc.	1,576,171	21,294,070
OceanFirst Financial Corp.	209,578	3,705,339
Ocwen Financial Corp.[a,b]	1,666,345	4,115,872
Oritani Financial Corp.	679,911	11,538,090
PennyMac Financial Services Inc. Class Aa,b,c	224,219	2,636,815
PHH Corp.[a,b]	688,256	8,630,730
Provident Financial Services Inc.	1,019,187	20,577,385
Radian Group Inc.	2,808,071	34,820,080
Stonegate Mortgage Corp.[a,b]	222,665	1,278,097
Territorial Bancorp. Inc.	134,493	3,504,888
TrustCo Bank Corp. NY	1,474,743	8,936,943
United Community Financial Corp./OH	767,772	4,506,822
United Financial Bancorp. Inc.	765,498	9,637,620
Walker & Dunlop Inc.[a,b]	412,054	10,000,551
Walter Investment Management Corp.[a,b]	551,141	4,210,717
Washington Federal Inc.	1,470,576	33,308,546
Waterstone Financial Inc.	417,311	5,708,814
WSFS Financial Corp.	476,085	15,482,284

		510,845,628
TOBACCO — 0.20%
Universal Corp./VA	350,962	19,938,151
Vector Group Ltd.[b]	1,330,335	30,384,852

		50,323,003
TRADING COMPANIES & DISTRIBUTORS — 0.74%
Aircastle Ltd.[b]	969,176	21,554,474
Applied Industrial Technologies Inc.	621,895	26,990,243
Beacon Roofing Supply Inc.[a,b]	769,552	31,559,328
BMC Stock Holdings Inc.[a,b]	585,020	9,723,033

Security	Shares	Value

CAI International Inc.[a]	266,323	$2,572,680
DXP Enterprises Inc.[a,b]	194,275	3,411,469
H&E Equipment Services Inc.	485,239	8,506,240
Kaman Corp.	422,061	18,017,784
Lawson Products Inc./DEa	92,801	1,817,044
MRC Global Inc.[a,b]	1,595,350	20,962,899
Neff Corp.[a,b]	163,841	1,218,977
Rush Enterprises Inc. Class Aa,b	550,920	10,048,781
TAL International Group Inc.	516,173	7,969,711
Textainer Group Holdings Ltd.[b]	342,929	5,089,066
Titan Machinery Inc.[a,b]	274,040	3,167,902
Univar Inc.[a,b]	625,891	10,752,807
Veritiv Corp.[a,b]	125,728	4,684,625

		188,047,063
TRANSPORTATION INFRASTRUCTURE — 0.05%
Wesco Aircraft Holdings Inc.[a,b]	954,736	13,738,651

		13,738,651
WATER UTILITIES — 0.31%
American States Water Co.	585,091	23,029,182
Artesian Resources Corp. Class A	123,108	3,442,100
California Water Service Group[b]	741,369	19,809,380
Connecticut Water Service Inc.	172,252	7,768,565
Consolidated Water Co. Ltd.[b]	231,293	2,814,836
Middlesex Water Co.	249,589	7,699,820
SJW Corp.	246,948	8,976,560
York Water Co. (The)	200,147	6,108,486

		79,648,929
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a,b]	570,497	4,404,237
Leap Wireless International Inc.[f]	952,518	2,400,346
NTELOS Holdings Corp.[a,b]	268,370	2,469,004
Shenandoah Telecommunications Co.	747,955	20,007,796
Spok Holdings Inc.	320,030	5,603,725

		34,885,108

TOTAL COMMON STOCKS (Cost: $33,604,383,481)		25,279,718,153

RIGHTS — 0.00%

TEXTILES, APPAREL & LUXURY GOODS — 0.00%
Vince Holding Corp.[a,b]	242,596	64,252

		64,252

TOTAL RIGHTS (Cost: $0)		64,252

46

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2016

Security	Shares	Value

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	$3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 17.26%

MONEY MARKET FUNDS — 17.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,148,006,267	4,148,006,267
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	210,691,146	210,691,146
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	15,540,192	15,540,192

		4,374,237,605

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,374,237,605)		4,374,237,605

TOTAL INVESTMENTS IN SECURITIES — 117.01% (Cost: $37,978,621,086)		29,654,020,013
Other Assets, Less Liabilities — (17.01)%		(4,310,132,891)

NET ASSETS — 100.00%		$25,343,887,122

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	468	Jun. 2016	ICE Markets Equity	$51,929,280	$1,750,343

See notes to financial statements.

47

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 0.86%
Aerojet Rocketdyne Holdings Inc.[a,b]	220,627	$3,613,870
Astronics Corp.[a]	163,639	6,242,828
Curtiss-Wright Corp.	18,183	1,375,908
HEICO Corp.	142,969	8,596,726
HEICO Corp. Class A	297,059	14,140,008
Moog Inc. Class Aa,b	24,426	1,115,780
Sparton Corp.[a,b]	41,990	755,400
TASER International Inc.[a,b]	396,786	7,788,909
Teledyne Technologies Inc.[a,b]	67,344	5,935,700
Vectrus Inc.[a,b]	72,560	1,650,740

		51,215,869
AIR FREIGHT & LOGISTICS — 0.73%
Echo Global Logistics Inc.[a,b]	219,888	5,972,158
Forward Air Corp.	229,421	10,397,360
Hub Group Inc. Class Aa	244,450	9,971,115
Park-Ohio Holdings Corp.	66,002	2,826,206
Radiant Logistics Inc.[a,b]	215,015	767,604
XPO Logistics Inc.[a,b]	438,805	13,471,313

		43,405,756
AIRLINES — 0.69%
Allegiant Travel Co.	99,713	17,754,897
Hawaiian Holdings Inc.[a,b]	353,712	16,691,669
Virgin America Inc.[a,b]	175,045	6,749,735

		41,196,301
AUTO COMPONENTS — 1.49%
American Axle & Manufacturing Holdings Inc.[a,b]	561,907	8,647,749
Cooper Tire & Rubber Co.	48,252	1,786,289
Cooper-Standard Holding Inc.[a,b]	6,838	491,242
Dana Holding Corp.	601,340	8,472,881
Dorman Products Inc.[a,b]	198,056	10,778,207
Drew Industries Inc.	179,760	11,587,330
Fox Factory Holding Corp.[a]	127,645	2,018,067
Gentherm Inc.[a,b]	267,537	11,126,864
Horizon Global Corp.[a]	8,140	102,401
Metaldyne Performance Group Inc.	48,672	818,176
Motorcar Parts of America Inc.[a,b]	124,476	4,727,598
Stoneridge Inc.[a,b]	207,960	3,027,898
Strattec Security Corp.	4,438	254,697
Tenneco Inc.[a,b]	429,566	22,126,945
Tower International Inc.	86,362	2,349,046

		88,315,390
AUTOMOBILES — 0.07%
Winnebago Industries Inc.	180,726	4,057,299

		4,057,299
BANKS — 1.24%
Bank of the Ozarks Inc.	578,909	24,296,811

Security	Shares	Value

BNC Bancorp.	31,285	$660,739
Cardinal Financial Corp.	14,837	301,933
Eagle Bancorp. Inc.[a,b]	167,262	8,028,576
First Financial Bankshares Inc.[b]	276,319	8,173,516
Hilltop Holdings Inc.[a]	204,006	3,851,633
Home BancShares Inc./AR	347,003	14,209,773
Pinnacle Financial Partners Inc.	19,278	945,779
Renasant Corp.	20,196	664,650
South State Corp.	9,490	609,543
Texas Capital Bancshares Inc.[a,b]	23,497	901,815
Western Alliance Bancorp.[a]	328,146	10,953,513

		73,598,281
BEVERAGES — 0.39%
Boston Beer Co. Inc. (The)[a,b]	67,671	12,523,872
Castle Brands Inc.[a,b]	484,891	455,846
Coca-Cola Bottling Co. Consolidated	31,719	5,067,427
Craft Brew Alliance Inc.[a,b]	24,826	204,318
MGP Ingredients Inc.	74,597	1,808,231
National Beverage Corp.[a,b]	80,140	3,391,525

		23,451,219
BIOTECHNOLOGY — 8.68%
Abeona Therapeutics Inc.[a,b]	75,465	193,190
ACADIA Pharmaceuticals Inc.[a,b]	576,173	16,109,797
Acceleron Pharma Inc.[a,b]	181,331	4,785,325
Achillion Pharmaceuticals Inc.[a,b]	870,828	6,722,792
Acorda Therapeutics Inc.[a,b]	291,265	7,703,959
Aduro Biotech Inc.[a,b]	60,859	779,604
Advaxis Inc.[a,b]	223,163	2,015,162
Aegerion Pharmaceuticals Inc.[a,b]	185,231	685,355
Affimed NVa,b	111,086	415,462
Agenus Inc.[a,b]	455,109	1,893,253
Aimmune Therapeutics Inc.[a,b]	75,339	1,021,597
Alder Biopharmaceuticals Inc.[a,b]	173,421	4,247,080
AMAG Pharmaceuticals Inc.[a,b]	255,526	5,979,308
Amicus Therapeutics Inc.[a,b]	858,595	7,255,128
Anacor Pharmaceuticals Inc.[a,b]	303,953	16,246,288
Anthera Pharmaceuticals Inc.[a,b]	287,746	1,041,640
Applied Genetic Technologies Corp./DEa,b	63,970	894,301
Ardelyx Inc.[a,b]	164,317	1,276,743
Arena Pharmaceuticals Inc.[a,b]	1,807,443	3,560,663
ARIAD Pharmaceuticals Inc.[a,b]	1,240,091	7,924,181
Array BioPharma Inc.[a]	863,465	2,547,222
Arrowhead Research Corp.[a,b]	251,062	1,210,119
Asterias Biotherapeutics Inc.[a]	76,570	359,879
Atara Biotherapeutics Inc.[a,b]	126,992	2,416,658
aTyr Pharma Inc.[a]	43,959	173,198
Avalanche Biotechnologies Inc.[a,b]	141,839	733,308
Avexis Inc.[a]	30,606	833,707
Axovant Sciences Ltd.[a,b]	95,550	1,096,914
Bellicum Pharmaceuticals Inc.[a,b]	60,102	561,954
BioCryst Pharmaceuticals Inc.[a,b]	437,962	1,239,432
BioSpecifics Technologies Corp.[a,b]	37,580	1,308,536
BioTime Inc.[a,b]	409,178	1,174,341
Blueprint Medicines Corp.[a,b]	68,194	1,230,902
Cara Therapeutics Inc.[a,b]	150,727	937,522
Catabasis Pharmaceuticals Inc.[a,b]	29,106	146,694
Catalyst Pharmaceuticals Inc.[a,b]	579,982	678,579
Celldex Therapeutics Inc.[a,b]	662,243	2,503,279
Cellular Biomedicine Group Inc.[a,b]	71,366	1,330,976

48

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Cepheid[a,b]	533,386	$17,793,757
ChemoCentryx Inc.[a,b]	203,065	505,632
Chiasma Inc.[a,b]	47,385	434,047
Chimerix Inc.[a,b]	343,163	1,753,563
Cidara Therapeutics Inc.[a,b]	35,182	446,811
Clovis Oncology Inc.[a,b]	206,860	3,971,712
Coherus Biosciences Inc.[a,b]	174,420	3,702,937
Concert Pharmaceuticals Inc.[a]	114,437	1,563,209
CorMedix Inc.[a,b]	249,356	660,793
CTI BioPharma Corp.[a,b]	1,708,761	908,036
Curis Inc.[a,b]	849,724	1,368,056
Cytokinetics Inc.[a,b]	130,484	919,912
CytomX Therapeutics Inc.[a,b]	50,338	649,360
CytRx Corp.[a,b]	507,310	1,359,591
Dicerna Pharmaceuticals Inc.[a,b]	109,683	587,901
Dimension Therapeutics Inc.[a,b]	36,807	288,199
Dyax Corp.	1,121,579	1,244,953
Dynavax Technologies Corp.[a,b]	272,597	5,244,766
Eagle Pharmaceuticals Inc./DEa,b	64,143	2,597,791
Edge Therapeutics Inc.[a]	55,193	505,016
Editas Medicine Inc.[a]	44,850	1,549,119
Emergent BioSolutions Inc.[a,b]	159,295	5,790,373
Enanta Pharmaceuticals Inc.[a,b]	119,965	3,523,372
Epizyme Inc.[a,b]	297,947	3,611,118
Esperion Therapeutics Inc.[a,b]	99,932	1,689,850
Exact Sciences Corp.[a,b]	710,870	4,791,264
Exelixis Inc.[a,b]	1,670,598	6,682,392
Fibrocell Science Inc.[a,b]	189,128	472,820
FibroGen Inc.[a,b]	354,430	7,545,815
Five Prime Therapeutics Inc.[a,b]	167,839	6,819,299
Flexion Therapeutics Inc.[a,b]	105,502	970,618
Foundation Medicine Inc.[a,b]	90,496	1,645,217
Galena Biopharma Inc.[a,b]	1,358,961	1,848,187
Genocea Biosciences Inc.[a,b]	157,275	1,217,308
Genomic Health Inc.[a]	131,912	3,267,460
Geron Corp.[a,b]	1,102,196	3,218,412
Global Blood Therapeutics Inc.[a,b]	46,517	737,760
Halozyme Therapeutics Inc.[a,b]	785,492	7,438,609
Heron Therapeutics Inc.[a,b]	216,938	4,119,653
Idera Pharmaceuticals Inc.[a,b]	573,430	1,135,391
Ignyta Inc.[a,b]	98,408	666,222
Immune Design Corp.[a,b]	82,271	1,069,523
ImmunoGen Inc.[a,b]	638,461	5,439,688
Immunomedics Inc.[a,b]	652,291	1,630,727
Infinity Pharmaceuticals Inc.[a]	364,100	1,918,807
Inovio Pharmaceuticals Inc.[a,b]	473,857	4,127,294
Insmed Inc.[a,b]	457,193	5,792,635
Insys Therapeutics Inc.[a,b]	175,590	2,807,684
Invitae Corp.[a,b]	53,256	544,809
Ironwood Pharmaceuticals Inc.[a,b]	938,762	10,270,056
Karyopharm Therapeutics Inc.[a]	171,972	1,533,990
Keryx Biopharmaceuticals Inc.[a,b]	776,983	3,628,511
Kite Pharma Inc.[a,b]	241,251	11,075,833
La Jolla Pharmaceutical Co.[a,b]	102,154	2,136,040
Lexicon Pharmaceuticals Inc.[a,b]	121,477	1,451,650
Ligand Pharmaceuticals Inc.[a,b]	130,614	13,987,453
Lion Biotechnologies Inc.[a,b]	334,907	1,701,328
MacroGenics Inc.[a,b]	234,932	4,404,975
MannKind Corp.[a,b]	1,825,905	2,939,707
Medgenics Inc.[a,b]	162,334	714,270
Merrimack Pharmaceuticals Inc.[a,b]	809,588	6,776,252
MiMedx Group Inc.[a,b]	804,608	7,032,274
Mirati Therapeutics Inc.[a,b]	85,022	1,819,471

Security	Shares	Value

Momenta Pharmaceuticals Inc.[a]	456,009	$4,213,523
Myriad Genetics Inc.[a,b]	515,925	19,311,073
NantKwest Inc.[a,b]	43,066	354,002
Natera Inc.[a,b]	64,753	616,449
Navidea Biopharmaceuticals Inc.[a,b]	872,806	824,365
Neurocrine Biosciences Inc.[a,b]	633,509	25,055,281
NewLink Genetics Corp.[a,b]	154,840	2,818,088
Nivalis Therapeutics Inc.[a,b]	32,553	135,746
Northwest Biotherapeutics Inc.[a,b]	396,532	578,937
Novavax Inc.[a,b]	1,996,941	10,304,216
Oncocyte Corp.[a,b]	20,447	94,261
OncoMed Pharmaceuticals Inc.[a]	125,554	1,269,351
Oncothyreon Inc.[a,b]	691,145	877,754
Ophthotech Corp.[a,b]	175,436	7,415,680
Organovo Holdings Inc.[a,b]	680,848	1,477,440
Osiris Therapeutics Inc.[b]	128,293	732,553
Otonomy Inc.[a,b]	135,955	2,028,449
OvaScience Inc.[a,b]	173,302	1,644,636
Peregrine Pharmaceuticals Inc.[a,b]	1,582,317	665,364
Pfenex Inc.[a,b]	118,379	1,163,666
Portola Pharmaceuticals Inc.[a]	371,774	7,584,190
Progenics Pharmaceuticals Inc.[a,b]	513,637	2,239,457
Proteon Therapeutics Inc.[a,b]	56,056	433,873
Prothena Corp. PLC[a,b]	250,260	10,300,702
PTC Therapeutics Inc.[a,b]	250,711	1,614,579
Radius Health Inc.[a,b]	244,664	7,692,236
Raptor Pharmaceutical Corp.[a]	594,961	2,736,821
REGENXBIO Inc.[a,b]	47,562	513,670
Regulus Therapeutics Inc.[a,b]	215,953	1,496,554
Repligen Corp.[a,b]	243,402	6,528,042
Retrophin Inc.[a,b]	259,853	3,549,592
Rigel Pharmaceuticals Inc.[a,b]	521,721	1,085,180
Sage Therapeutics Inc.[a,b]	115,256	3,695,107
Sangamo BioSciences Inc.[a,b]	519,854	3,145,117
Sarepta Therapeutics Inc.[a,b]	333,130	6,502,698
Seres Therapeutics Inc.[a,b]	58,269	1,547,625
Sorrento Therapeutics Inc.[a,b]	211,129	1,135,874
Spark Therapeutics Inc.[a,b]	65,787	1,941,374
Spectrum Pharmaceuticals Inc.[a,b]	130,605	830,648
Stemline Therapeutics Inc.[a,b]	18,780	87,515
Synergy Pharmaceuticals Inc.[a,b]	747,624	2,063,442
Synta Pharmaceuticals Corp.[a,b]	659,834	158,360
T2 Biosystems Inc.[a,b]	78,334	772,373
TESARO Inc.[a,b]	172,359	7,588,967
TG Therapeutics Inc.[a,b]	279,261	2,379,304
Threshold Pharmaceuticals Inc.[a,b]	437,650	201,319
Tobira Therapeutics Inc.[a]	17,632	144,230
Tokai Pharmaceuticals Inc.[a,b]	27,882	156,418
Trevena Inc.[a,b]	235,861	1,950,570
TrovaGene Inc.[a,b]	225,978	1,050,798
Ultragenyx Pharmaceutical Inc.[a,b]	285,348	18,065,382
Vanda Pharmaceuticals Inc.[a,b]	247,157	2,066,232
Verastem Inc.[a,b]	34,556	54,598
Versartis Inc.[a,b]	13,353	107,091
Vitae Pharmaceuticals Inc.[a,b]	96,311	638,542
Vital Therapies Inc.[a,b]	155,759	1,412,734
Voyager Therapeutics Inc.[a,b]	37,756	329,610
vTv Therapeutics Inc. Class Aa,b	39,812	205,430
XBiotech Inc.[a,b]	29,405	277,877
Xencor Inc.[a,b]	209,882	2,816,616
XOMA Corp.[a,b]	552,418	427,019
Zafgen Inc.[a,b]	119,896	800,905
ZIOPHARM Oncology Inc.[a,b]	856,610	6,356,046

		515,548,877

49

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

BUILDING PRODUCTS — 1.45%
AAON Inc.	303,211	$8,489,908
Advanced Drainage Systems Inc.[b]	248,560	5,294,328
American Woodmark Corp.[a]	95,088	7,092,614
Apogee Enterprises Inc.	216,288	9,492,880
Builders FirstSource Inc.[a,b]	373,991	4,214,879
Continental Building Products Inc.[a,b]	220,346	4,089,622
Griffon Corp.	57,544	889,055
Insteel Industries Inc.	126,030	3,852,737
Masonite International Corp.[a,b]	223,796	14,658,638
NCI Building Systems Inc.[a]	201,926	2,867,349
Nortek Inc.[a,b]	72,515	3,501,749
Patrick Industries Inc.[a,b]	95,317	4,326,439
PGT Inc.[a]	355,743	3,500,511
Ply Gem Holdings Inc.[a,b]	158,563	2,227,810
Quanex Building Products Corp.	21,037	365,202
Simpson Manufacturing Co. Inc.	25,126	959,059
Trex Co. Inc.[a,b]	221,594	10,621,001

		86,443,781
CAPITAL MARKETS — 1.54%
Ashford Inc.[a,b]	7,819	356,468
Associated Capital Group Inc.[a,b]	46,813	1,311,700
BGC Partners Inc. Class A	1,364,432	12,348,110
Cohen & Steers Inc.	151,361	5,890,970
Cowen Group Inc. Class Aa,b	45,011	171,492
Diamond Hill Investment Group Inc.	22,433	3,978,717
Evercore Partners Inc. Class A	262,576	13,588,308
Fifth Street Asset Management Inc.	45,532	139,328
Financial Engines Inc.[b]	386,227	12,139,115
GAMCO Investors Inc. Class A	46,780	1,733,667
Greenhill & Co. Inc.	219,038	4,862,644
HFF Inc. Class A	280,378	7,718,806
Houlihan Lokey Inc.	29,205	727,204
INTL. FCStone Inc.[a]	29,283	782,735
Investment Technology Group Inc.	33,471	739,709
Janus Capital Group Inc.	89,550	1,310,116
KCG Holdings Inc. Class Aa,b	31,381	375,003
Ladenburg Thalmann Financial Services Inc.[a,b]	80,877	202,192
Medley Management Inc.	43,752	240,636
Moelis & Co. Class A	115,012	3,246,789
OM Asset Management PLC	182,184	2,432,156
Pzena Investment Management Inc. Class A	91,388	689,979
Virtu Financial Inc.	140,860	3,114,415
Virtus Investment Partners Inc.	2,883	225,191
Westwood Holdings Group Inc.	56,952	3,340,235
WisdomTree Investments Inc.	845,092	9,659,402
ZAIS Group Holdings Inc.[a,b]	27,784	135,030

		91,460,117
CHEMICALS — 2.41%
A Schulman Inc.	194,697	5,299,652
American Vanguard Corp.	25,793	407,014
Balchem Corp.	231,244	14,341,753
Calgon Carbon Corp.	179,548	2,517,263
Chase Corp.	46,721	2,457,057
Chemtura Corp.[a,b]	499,913	13,197,703

Security	Shares	Value

Core Molding Technologies Inc.[a]	55,701	$695,149
Ferro Corp.[a]	514,790	6,110,557
Hawkins Inc.	14,079	508,111
HB Fuller Co.	375,108	15,923,335
KMG Chemicals Inc.	73,385	1,692,992
Koppers Holdings Inc.[a]	151,554	3,405,418
LSB Industries Inc.[a,b]	52,827	673,544
Minerals Technologies Inc.	242,485	13,785,272
Olin Corp.	542,872	9,429,687
OMNOVA Solutions Inc.[a,b]	200,521	1,114,897
PolyOne Corp.	662,850	20,051,213
Quaker Chemical Corp.	70,619	5,992,728
Rentech Inc.[a]	181,076	401,989
Senomyx Inc.[a,b]	319,409	830,463
Sensient Technologies Corp.	224,370	14,238,520
Solazyme Inc.[a,b]	593,800	1,205,414
Stepan Co.	69,791	3,858,744
Trecora Resources[a,b]	153,716	1,478,748
Tredegar Corp.	39,896	627,165
Trinseo SAa,b	85,476	3,146,372
Valhi Inc.	70,192	82,827

		143,473,587
COMMERCIAL SERVICES & SUPPLIES — 2.36%
ARC Document Solutions Inc.[a]	297,573	1,339,078
Brink’s Co. (The)	360,209	12,099,420
Casella Waste Systems Inc. Class Aa	48,752	326,638
CECO Environmental Corp.	41,889	260,131
Deluxe Corp.	203,726	12,730,838
G&K Services Inc. Class A	107,944	7,906,898
Healthcare Services Group Inc.	531,136	19,551,116
Heritage-Crystal Clean Inc.[a]	7,624	75,783
Herman Miller Inc.	444,080	13,717,631
HNI Corp.	331,247	12,974,945
InnerWorkings Inc.[a,b]	107,039	850,960
Interface Inc.	489,557	9,076,387
Kimball International Inc. Class B	88,361	1,002,897
Knoll Inc.	362,793	7,854,468
Matthews International Corp. Class A	12,236	629,787
Mobile Mini Inc.	31,638	1,044,687
MSA Safety Inc.	139,418	6,740,860
Multi-Color Corp.	93,556	4,991,213
SP Plus Corp.[a,b]	116,865	2,811,772
Steelcase Inc. Class A	617,106	9,207,221
Team Inc.[a,b]	214,736	6,523,680
U.S. Ecology Inc.	161,594	7,135,991
West Corp.	53,208	1,214,207

		140,066,608
COMMUNICATIONS EQUIPMENT — 1.93%
Aerohive Networks Inc.[a,b]	182,816	912,252
Alliance Fiber Optic Products Inc.[a]	96,052	1,420,609
Applied Optoelectronics Inc.[a,b]	101,213	1,509,086
CalAmp Corp.[a,b]	269,107	4,825,089
Ciena Corp.[a,b]	917,120	17,443,622
Clearfield Inc.[a,b]	83,592	1,343,323
Extreme Networks Inc.[a,b]	58,679	182,492
Harmonic Inc.[a,b]	81,826	267,571
Infinera Corp.[a,b]	990,223	15,902,981
InterDigital Inc./PA	240,827	13,402,023
Ixia[a]	405,685	5,054,835

50

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

KVH Industries Inc.[a]	93,079	$888,904
NetScout Systems Inc.[a,b]	354,317	8,138,662
Novatel Wireless Inc.[a,b]	241,843	428,062
Plantronics Inc.	262,683	10,294,547
Ruckus Wireless Inc.[a,b]	559,179	5,485,546
ShoreTel Inc.[a,b]	100,042	744,313
Ubiquiti Networks Inc.[a,b]	202,022	6,721,272
ViaSat Inc.[a,b]	270,203	19,854,516

		114,819,705
CONSTRUCTION & ENGINEERING — 0.57%
Argan Inc.	84,466	2,969,825
Comfort Systems USA Inc.	259,746	8,252,130
Dycom Industries Inc.[a,b]	253,658	16,404,063
Great Lakes Dredge & Dock Corp.[a]	38,331	170,956
HC2 Holdings Inc.[a,b]	118,400	452,288
NV5 Global Inc.[a,b]	37,180	997,539
Primoris Services Corp.[b]	198,023	4,811,959

		34,058,760
CONSTRUCTION MATERIALS — 0.37%
Headwaters Inc.[a,b]	546,350	10,839,584
Summit Materials Inc. Class Aa,b	237,118	4,611,945
U.S. Concrete Inc.[a,b]	107,938	6,430,946
U.S. Lime & Minerals Inc.	1,147	68,832

		21,951,307
CONSUMER FINANCE — 0.38%
Encore Capital Group Inc.[a,b]	31,384	807,824
Enova International Inc.[a]	165,793	1,046,154
First Cash Financial Services Inc.[b]	193,193	8,898,470
PRA Group Inc.[a,b]	360,059	10,582,134
Regional Management Corp.[a,b]	6,629	113,422
World Acceptance Corp.[a,b]	33,236	1,260,309

		22,708,313
CONTAINERS & PACKAGING — 0.42%
AEP Industries Inc.	29,520	1,948,320
Berry Plastics Group Inc.[a,b]	528,078	19,090,020
Multi Packaging Solutions International Ltd.[a,b]	91,453	1,484,282
Myers Industries Inc.	180,865	2,325,924

		24,848,546
DISTRIBUTORS — 0.61%
Core-Mark Holding Co. Inc.	88,723	7,236,248
Fenix Parts Inc.[a,b]	64,741	297,809
Pool Corp.	323,127	28,351,163
VOXX International Corp.[a]	9,216	41,195
Weyco Group Inc.	2,747	73,125

		35,999,540
DIVERSIFIED CONSUMER SERVICES — 1.18%
2U Inc.[a,b]	195,731	4,423,521
Bright Horizons Family Solutions Inc.[a,b]	277,770	17,993,941
Capella Education Co.	90,126	4,744,233
Carriage Services Inc.	21,375	461,914
Chegg Inc.[a,b]	215,868	962,771

Security	Shares	Value

Collectors Universe Inc.	52,029	$863,681
Grand Canyon Education Inc.[a,b]	350,420	14,976,951
Houghton Mifflin Harcourt Co.[a,b]	65,106	1,298,214
Liberty Tax Inc.	43,255	847,365
LifeLock Inc.[a,b]	698,817	8,434,721
Sotheby’sb	411,707	11,004,928
Strayer Education Inc.[a,b]	33,594	1,637,707
Weight Watchers International Inc.[a,b]	191,131	2,777,133

		70,427,080
DIVERSIFIED FINANCIAL SERVICES — 0.60%
GAIN Capital Holdings Inc.	35,661	233,936
MarketAxess Holdings Inc.	277,378	34,625,096
On Deck Capital Inc.[a,b]	84,199	655,910
Resource America Inc. Class A	18,050	104,149

		35,619,091
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.73%
8x8 Inc.[a]	231,993	2,333,850
Cogent Communications Holdings Inc.	342,775	13,378,508
Consolidated Communications Holdings Inc.[b]	245,500	6,324,080
Fairpoint Communications Inc.[a,b]	155,255	2,310,194
General Communication Inc. Class Aa	260,853	4,778,827
IDT Corp. Class B	18,055	281,477
Inteliquent Inc.	104,550	1,678,028
Intelsat SAa,b	59,767	150,613
Lumos Networks Corp.[a]	146,673	1,883,281
pdvWireless Inc.[a,b]	67,397	2,314,413
Straight Path Communications Inc. Class Ba,b	68,735	2,132,847
Vonage Holdings Corp.[a,b]	140,634	642,697
Windstream Holdings Inc.[b]	640,139	4,916,268

		43,125,083
ELECTRIC UTILITIES — 0.01%
Genie Energy Ltd. Class B	21,386	162,747
Spark Energy Inc. Class A	19,319	347,742

		510,489
ELECTRICAL EQUIPMENT — 1.01%
Allied Motion Technologies Inc.	45,366	816,588
AZZ Inc.	190,792	10,798,827
Encore Wire Corp.	119,478	4,651,279
EnerSys	89,147	4,967,271
Enphase Energy Inc.[a,b]	200,153	466,356
Franklin Electric Co. Inc.	327,043	10,520,973
FuelCell Energy Inc.[a,b]	53,208	360,218
Generac Holdings Inc.[a,b]	514,244	19,150,447
General Cable Corp.	335,147	4,092,145
Plug Power Inc.[a,b]	752,042	1,541,686
Power Solutions International Inc.[a,b]	33,925	468,165
PowerSecure International Inc.[a]	29,520	551,729
Sunrun Inc.[a,b]	15,262	98,898
Thermon Group Holdings Inc.[a,b]	31,596	554,826
Vicor Corp.[a]	105,351	1,104,078

		60,143,486
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.14%
Badger Meter Inc.	107,254	7,133,463

51

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Belden Inc.	317,206	$19,470,104
Coherent Inc.[a]	15,069	1,384,841
Daktronics Inc.	59,562	470,540
DTS Inc./CAa,b	115,598	2,517,724
ePlus Inc.[a,b]	2,802	225,589
FARO Technologies Inc.[a,b]	28,698	924,363
FEI Co.	308,504	27,459,941
InvenSense Inc.[a,b]	576,339	4,841,248
Littelfuse Inc.	145,015	17,852,797
Mesa Laboratories Inc.	21,855	2,105,729
Methode Electronics Inc.	284,225	8,310,739
MTS Systems Corp.	110,432	6,719,787
Newport Corp.[a]	97,350	2,239,050
OSI Systems Inc.[a,b]	37,462	2,453,386
Plexus Corp.[a,b]	93,719	3,703,775
Rofin-Sinar Technologies Inc.[a,b]	24,419	786,780
Rogers Corp.[a]	43,456	2,601,711
Universal Display Corp.[a,b]	299,268	16,190,399

		127,391,966
ENERGY EQUIPMENT & SERVICES — 0.22%
Fairmount Santrol Holdings Inc.[a,b]	419,298	1,052,438
ION Geophysical Corp.[a,b]	13,529	109,314
PHI Inc. NVS[a]	7,644	144,395
RigNet Inc.[a,b]	88,594	1,211,966
U.S. Silica Holdings Inc.[b]	470,507	10,689,919

		13,208,032
FOOD & STAPLES RETAILING — 1.26%
Casey’s General Stores Inc.	288,764	32,722,736
Chefs’ Warehouse Inc. (The)[a,b]	140,071	2,842,041
Fairway Group Holdings Corp.[a,b]	49,477	17,322
Fresh Market Inc. (The)[a,b]	320,523	9,144,521
Ingles Markets Inc. Class A	26,738	1,002,675
Natural Grocers by Vitamin Cottage Inc.[a,b]	66,262	1,409,393
Performance Food Group Co.[a,b]	70,734	1,651,639
PriceSmart Inc.[b]	144,952	12,260,040
United Natural Foods Inc.[a,b]	341,818	13,775,265

		74,825,632
FOOD PRODUCTS — 1.27%
Alico Inc.	2,880	79,517
Amplify Snack Brands Inc.[a,b]	62,754	898,637
Arcadia Biosciences Inc.[a,b]	22,409	62,297
B&G Foods Inc.[b]	440,620	15,337,982
Cal-Maine Foods Inc.[b]	233,233	12,107,125
Calavo Growers Inc.	110,054	6,279,681
Dean Foods Co.	322,284	5,581,959
Farmer Bros. Co.[a,b]	57,575	1,604,615
Freshpet Inc.[a,b]	150,700	1,104,631
Inventure Foods Inc.[a,b]	141,957	802,057
J&J Snack Foods Corp.	110,872	12,005,220
John B Sanfilippo & Son Inc.	15,376	1,062,328
Lancaster Colony Corp.	89,422	9,887,391
Landec Corp.[a,b]	42,026	441,273
Lifeway Foods Inc.[a]	33,109	358,570
Limoneira Co.[b]	84,487	1,284,202
Seaboard Corp.[a,b]	173	519,521
Snyder’s-Lance Inc.	144,287	4,542,155

Security	Shares	Value

Tootsie Roll Industries Inc.[b]	51,716	$1,806,969

		75,766,130
HEALTH CARE EQUIPMENT & SUPPLIES — 6.12%
Abaxis Inc.	166,913	7,576,181
ABIOMED Inc.[a,b]	309,646	29,357,537
Accuray Inc.[a,b]	589,772	3,408,882
Analogic Corp.	7,947	627,893
Anika Therapeutics Inc.[a,b]	85,799	3,836,931
Antares Pharma Inc.[a,b]	1,179,235	1,026,052
AtriCure Inc.[a]	157,661	2,653,435
Atrion Corp.	10,621	4,199,119
Cantel Medical Corp.	255,395	18,224,987
Cardiovascular Systems Inc.[a,b]	220,809	2,289,789
Cerus Corp.[a,b]	598,041	3,546,383
ConforMIS Inc.[a,b]	65,461	703,706
Corindus Vascular Robotics Inc.[a,b]	163,986	162,428
Cutera Inc.[a]	64,997	731,216
Cynosure Inc. Class Aa,b	151,291	6,674,959
EndoChoice Holdings Inc.[a]	39,690	206,785
Endologix Inc.[a,b]	546,027	4,564,786
Entellus Medical Inc.[a,b]	33,319	606,073
GenMark Diagnostics Inc.[a,b]	309,395	1,630,512
Glaukos Corp.[a,b]	41,649	702,202
Globus Medical Inc. Class Aa,b	511,077	12,138,079
Haemonetics Corp.[a,b]	183,023	6,402,145
HeartWare International Inc.[a,b]	128,272	4,030,306
ICU Medical Inc.[a]	67,340	7,010,094
Inogen Inc.[a,b]	117,124	5,268,238
Insulet Corp.[a,b]	420,487	13,943,349
Integra LifeSciences Holdings Corp.[a,b]	93,580	6,303,549
InVivo Therapeutics Holdings Corp.[a,b]	235,428	1,643,287
Invuity Inc.[a,b]	27,782	200,586
iRadimed Corp.[a,b]	20,542	393,585
K2M Group Holdings Inc.[a,b]	130,899	1,941,232
Lantheus Holdings Inc.[a]	74,010	139,879
LDR Holding Corp.[a,b]	186,959	4,765,585
LeMaitre Vascular Inc.	31,516	489,128
LivaNova PLC[a,b]	231,173	12,478,719
Masimo Corp.[a,b]	325,677	13,626,326
Meridian Bioscience Inc.[b]	260,763	5,374,325
Natus Medical Inc.[a]	244,068	9,379,533
Neogen Corp.[a,b]	275,543	13,873,590
Nevro Corp.[a,b]	123,434	6,944,397
Novocure Ltd.[a,b]	51,682	748,355
NuVasive Inc.[a]	359,436	17,486,561
NxStage Medical Inc.[a,b]	468,259	7,019,202
OraSure Technologies Inc.[a,b]	37,344	269,997
Oxford Immunotec Global PLC[a]	145,058	1,437,525
Penumbra Inc.[a,b]	28,187	1,296,602
Quidel Corp.[a,b]	81,759	1,411,160
Rockwell Medical Inc.[a,b]	331,790	2,491,743
RTI Surgical Inc.[a]	361,522	1,446,088
SeaSpine Holdings Corp.[a]	27,256	399,028
Second Sight Medical Products Inc.[a,b]	85,861	414,709
Sientra Inc.[a,b]	58,626	401,002
Spectranetics Corp. (The)[a,b]	317,137	4,604,829
STAAR Surgical Co.[a,b]	284,517	2,102,581
STERIS PLC	632,269	44,922,713
SurModics Inc.[a,b]	18,778	345,703
Tandem Diabetes Care Inc.[a,b]	134,892	1,174,909
TransEnterix Inc.[a,b]	40,393	171,670

52

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Unilife Corp.[a,b]	856,793	$582,619
Utah Medical Products Inc.[b]	28,070	1,755,498
Vascular Solutions Inc.[a]	127,488	4,147,185
Veracyte Inc.[a,b]	98,006	529,232
West Pharmaceutical Services Inc.	534,707	37,065,889
Wright Medical Group NVa	345,898	5,741,907
Zeltiq Aesthetics Inc.[a,b]	238,677	6,482,467

		363,524,962
HEALTH CARE PROVIDERS & SERVICES — 3.98%
AAC Holdings Inc.[a,b]	57,818	1,144,218
Aceto Corp.	189,672	4,468,672
Addus HomeCare Corp.[a,b]	4,702	80,827
Adeptus Health Inc. Class Aa,b	45,611	2,533,235
Air Methods Corp.[a,b]	292,453	10,592,648
Alliance HealthCare Services Inc.[a,b]	13,396	96,317
Amedisys Inc.[a,b]	166,195	8,033,866
AMN Healthcare Services Inc.[a,b]	354,249	11,906,309
Amsurg Corp.[a,b]	97,111	7,244,481
BioTelemetry Inc.[a,b]	200,670	2,343,826
Capital Senior Living Corp.[a,b]	217,937	4,036,193
Chemed Corp.[b]	126,896	17,188,063
Civitas Solutions Inc.[a,b]	87,889	1,531,905
CorVel Corp.[a]	64,063	2,525,364
Cross Country Healthcare Inc.[a,b]	148,145	1,722,926
Diplomat Pharmacy Inc.[a,b]	268,301	7,351,447
Ensign Group Inc. (The)	350,237	7,929,366
ExamWorks Group Inc.[a,b]	306,123	9,048,996
Genesis Healthcare Inc.[a]	130,945	303,792
HealthEquity Inc.[a,b]	270,102	6,663,416
HealthSouth Corp.	679,179	25,557,506
Landauer Inc.	70,237	2,322,738
LHC Group Inc.[a]	5,928	210,800
Molina Healthcare Inc.[a,b]	291,906	18,825,018
National Research Corp. Class A	65,798	1,023,159
Nobilis Health Corp.[a,b]	232,089	724,118
Providence Service Corp. (The)[a,b]	94,114	4,806,402
RadNet Inc.[a]	262,314	1,266,977
Select Medical Holdings Corp.	730,693	8,629,484
Surgery Partners Inc.[a,b]	67,568	895,952
Surgical Care Affiliates Inc.[a,b]	151,244	6,999,572
Team Health Holdings Inc.[a,b]	534,616	22,352,295
Teladoc Inc.[a,b]	52,860	507,456
Trupanion Inc.[a,b]	101,026	995,106
U.S. Physical Therapy Inc.	92,796	4,614,745
WellCare Health Plans Inc.[a,b]	326,829	30,313,390

		236,790,585
HEALTH CARE TECHNOLOGY — 0.89%
Castlight Health Inc.[a,b]	244,781	815,121
Computer Programs & Systems Inc.[b]	84,020	4,379,122
Connecture Inc.[a,b]	48,462	124,063
Evolent Health Inc.[a,b]	73,780	779,117
HealthStream Inc.[a,b]	189,020	4,175,452
HMS Holdings Corp.[a]	623,701	8,950,109
Imprivata Inc.[a,b]	66,190	835,980
Medidata Solutions Inc.[a,b]	410,958	15,908,184
Omnicell Inc.[a,b]	269,224	7,503,273
Press Ganey Holdings Inc.[a,b]	76,604	2,304,248
Quality Systems Inc.	370,253	5,642,656
Vocera Communications Inc.[a]	126,256	1,609,764

		53,027,089

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 5.88%
BJ’s Restaurants Inc.[a]	146,576	$6,093,164
Bloomin’ Brands Inc.	867,145	14,628,736
Bob Evans Farms Inc./DE	11,688	545,713
Bojangles’ Inc.[a,b]	60,216	1,024,274
Boyd Gaming Corp.[a,b]	594,403	12,280,366
Bravo Brio Restaurant Group Inc.[a,b]	100,243	776,883
Buffalo Wild Wings Inc.[a,b]	141,035	20,890,104
Carrols Restaurant Group Inc.[a,b]	224,801	3,246,126
Cheesecake Factory Inc. (The)	362,367	19,238,064
Churchill Downs Inc.	94,728	14,008,377
Chuy’s Holdings Inc.[a,b]	123,500	3,837,145
ClubCorp Holdings Inc.	326,358	4,582,066
Cracker Barrel Old Country Store Inc.[b]	133,544	20,388,163
Dave & Buster’s Entertainment Inc.[a,b]	169,068	6,556,457
Del Frisco’s Restaurant Group Inc.[a]	11,262	186,724
Denny’s Corp.[a,b]	396,799	4,110,838
Diamond Resorts International Inc.[a,b]	308,488	7,496,258
DineEquity Inc.	117,880	11,013,528
El Pollo Loco Holdings Inc.[a,b]	97,892	1,305,879
Eldorado Resorts Inc.[a,b]	99,555	1,138,909
Empire Resorts Inc.[a,b]	21,252	290,090
Fiesta Restaurant Group Inc.[a,b]	199,132	6,527,547
Fogo De Chao Inc.[a,b]	29,681	463,320
Habit Restaurants Inc. (The)[a,b]	86,451	1,610,582
Interval Leisure Group Inc.	292,254	4,220,148
Isle of Capri Casinos Inc.[a]	155,286	2,174,004
Jack in the Box Inc.	257,838	16,468,113
Jamba Inc.[a,b]	96,528	1,193,086
Kona Grill Inc.[a,b]	31,146	403,341
Krispy Kreme Doughnuts Inc.[a,b]	480,399	7,489,420
La Quinta Holdings Inc.[a]	693,809	8,672,613
Marriott Vacations Worldwide Corp.	99,267	6,700,523
Monarch Casino & Resort Inc.[a]	4,145	80,662
Morgans Hotel Group Co.[a,b]	61,694	85,138
Noodles & Co.[a,b]	58,318	691,651
Papa John’s International Inc.	203,871	11,047,770
Papa Murphy’s Holdings Inc.[a,b]	66,096	789,847
Penn National Gaming Inc.[a]	40,095	669,186
Pinnacle Entertainment Inc.[a]	406,124	14,254,952
Planet Fitness Inc. Class Aa,b	65,756	1,067,877
Popeyes Louisiana Kitchen Inc.[a,b]	171,321	8,918,971
Potbelly Corp.[a,b]	142,077	1,933,668
Red Robin Gourmet Burgers Inc.[a,b]	105,124	6,777,344
Ruth’s Hospitality Group Inc.	172,828	3,181,764
Scientific Games Corp. Class Aa,b	370,461	3,493,447
SeaWorld Entertainment Inc.[b]	506,716	10,671,439
Shake Shack Inc. Class Aa,b	37,505	1,399,687
Sonic Corp.[b]	262,323	9,223,277
Texas Roadhouse Inc.[b]	519,953	22,659,552
Vail Resorts Inc.	270,119	36,114,910
Wingstop Inc.[a,b]	41,961	951,676
Zoe’s Kitchen Inc.[a,b]	144,211	5,622,787

		349,196,166
HOUSEHOLD DURABLES — 0.76%
Bassett Furniture Industries Inc.	38,758	1,234,830
CalAtlantic Group Inc.	124,237	4,152,001

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Cavco Industries Inc.[a,b]	51,876	$4,848,331
Century Communities Inc.[a,b]	8,774	149,772
Helen of Troy Ltd.[a,b]	86,662	8,985,983
Hooker Furniture Corp.	5,559	182,613
Installed Building Products Inc.[a,b]	146,639	3,902,064
iRobot Corp.[a,b]	42,230	1,490,719
La-Z-Boy Inc.	147,779	3,951,610
LGI Homes Inc.[a,b]	25,870	626,313
Libbey Inc.	153,835	2,861,331
M/I Homes Inc.[a]	31,777	592,641
MDC Holdings Inc.	101,448	2,542,287
Meritage Homes Corp.[a,b]	19,302	703,751
New Home Co. Inc. (The)[a,b]	19,021	233,197
Skullcandy Inc.[a,b]	53,569	190,706
TRI Pointe Group Inc.[a,b]	66,710	785,844
Universal Electronics Inc.[a]	90,396	5,603,648
William Lyon Homes Class Aa,b	20,494	296,958
ZAGG Inc.[a,b]	191,852	1,728,586

		45,063,185
HOUSEHOLD PRODUCTS — 0.28%
Central Garden & Pet Co. Class Aa,b	35,872	584,355
HRG Group Inc.[a]	263,387	3,668,981
Orchids Paper Products Co.[b]	17,949	493,777
WD-40 Co.	107,874	11,651,471

		16,398,584
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
Ormat Technologies Inc.[b]	113,942	4,698,968
TerraForm Global Inc. Class A	65,831	156,678
Vivint Solar Inc.[a,b]	93,081	246,665

		5,102,311
INDUSTRIAL CONGLOMERATES — 0.01%
Raven Industries Inc.	33,407	535,180

		535,180
INSURANCE — 0.27%
Ambac Financial Group Inc.[a]	37,249	588,534
Atlas Financial Holdings Inc.[a,b]	34,449	624,905
Crawford & Co. Class B	62,636	405,881
eHealth Inc.[a,b]	136,926	1,285,735
Employers Holdings Inc.	146,307	4,117,079
HCI Group Inc.	7,684	255,877
Heritage Insurance Holdings Inc.	116,188	1,855,522
Maiden Holdings Ltd.	44,220	572,207
National General Holdings Corp.	33,842	730,649
National Interstate Corp.	12,346	369,392
Patriot National Inc.[a,b]	60,454	465,496
State National Companies Inc.	17,632	222,163
Third Point Reinsurance Ltd.[a,b]	43,051	489,490
Universal Insurance Holdings Inc.[b]	234,488	4,173,887

		16,156,817
INTERNET & CATALOG RETAIL — 0.76%
1-800-Flowers.com Inc. Class Aa,b	182,018	1,434,302
Blue Nile Inc.	87,684	2,254,356
Duluth Holdings Inc.[a]	35,778	697,313

Security	Shares	Value

Etsy Inc.[a,b]	152,606	$1,327,672
HSN Inc.	241,929	12,655,306
Lands’ End Inc.[a,b]	21,006	535,863
Liberty TripAdvisor Holdings Inc. Class Aa	160,409	3,554,663
NutriSystem Inc.	215,817	4,504,101
Overstock.com Inc.[a,b]	88,009	1,265,569
PetMed Express Inc.[b]	152,544	2,732,063
Shutterfly Inc.[a,b]	166,273	7,710,079
Wayfair Inc. Class Aa,b	148,607	6,422,795

		45,094,082
INTERNET SOFTWARE & SERVICES — 4.00%
Alarm.com Holdings Inc.[a]	45,096	1,068,775
Amber Road Inc.[a,b]	117,527	635,821
Angie’s List Inc.[a,b]	322,949	2,606,198
Apigee Corp.[a,b]	37,402	310,811
Appfolio Inc.[a,b]	31,534	385,976
Bazaarvoice Inc.[a,b]	200,802	632,526
Benefitfocus Inc.[a,b]	58,795	1,960,813
Box Inc. Class Aa,b	93,779	1,149,731
Brightcove Inc.[a]	233,040	1,454,170
Carbonite Inc.[a]	134,668	1,073,304
Care.com Inc.[a,b]	18,440	113,406
ChannelAdvisor Corp.[a,b]	160,750	1,808,438
Cimpress NVa,b	243,711	22,102,151
comScore Inc.[a,b]	363,847	10,929,964
Cornerstone OnDemand Inc.[a,b]	401,465	13,156,008
Cvent Inc.[a,b]	173,898	3,721,417
Demandware Inc.[a,b]	247,128	9,662,705
DHI Group Inc.[a]	114,406	923,256
EarthLink Holdings Corp.	766,600	4,346,622
Endurance International Group Holdings Inc.[a,b]	435,752	4,588,469
Envestnet Inc.[a,b]	287,934	7,831,805
Everyday Health Inc.[a,b]	143,217	802,015
Five9 Inc.[a]	173,081	1,538,690
Gogo Inc.[a,b]	416,168	4,582,010
GrubHub Inc.[a,b]	559,397	14,057,647
GTT Communications Inc.[a,b]	180,337	2,982,774
Hortonworks Inc.[a,b]	65,770	743,201
inContact Inc.[a,b]	416,065	3,698,818
Instructure Inc.[a,b]	13,009	233,381
Internap Corp.[a,b]	406,055	1,108,530
IntraLinks Holdings Inc.[a]	164,642	1,297,379
j2 Global Inc.	357,688	22,026,427
LivePerson Inc.[a,b]	421,458	2,465,529
LogMeIn Inc.[a,b]	182,300	9,198,858
Marin Software Inc.[a,b]	27,950	84,409
Marketo Inc.[a,b]	270,964	5,302,765
MaxPoint Interactive Inc.[a,b]	50,094	88,666
New Relic Inc.[a,b]	44,282	1,154,875
NIC Inc.	485,253	8,749,112
OPOWER Inc.[a,b]	197,026	1,341,747
Q2 Holdings Inc.[a,b]	143,618	3,452,577
Quotient Technology Inc.[a,b]	456,630	4,840,278
Reis Inc.	39,807	937,455
RetailMeNot Inc.[a,b]	15,844	126,910
SciQuest Inc.[a]	119,559	1,659,479
Shutterstock Inc.[a,b]	146,510	5,381,312
SPS Commerce Inc.[a]	122,394	5,255,598
Stamps.com Inc.[a]	105,664	11,229,970
TechTarget Inc.[a,b]	40,567	301,007
Travelzoo Inc.[a]	53,540	434,745

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

TrueCar Inc.[a,b]	366,746	$2,050,110
Web.com Group Inc.[a,b]	326,448	6,470,199
WebMD Health Corp.[a,b]	281,082	17,604,166
Wix.com Ltd.[a,b]	138,332	2,803,990
Xactly Corp.[a]	43,235	296,160
XO Group Inc.[a]	195,429	3,136,635

		237,899,790
IT SERVICES — 4.03%
6D Global Technologies Inc.[a,b]	38,172	11,452
Blackhawk Network Holdings Inc.[a,b]	403,727	13,847,836
Cardtronics Inc.[a,b]	334,193	12,027,606
Cass Information Systems Inc.	48,080	2,516,988
CSG Systems International Inc.	243,225	10,984,041
Datalink Corp.[a]	10,269	93,859
EPAM Systems Inc.[a,b]	362,847	27,093,785
Euronet Worldwide Inc.[a,b]	384,855	28,521,604
EVERTEC Inc.	487,686	6,817,850
ExlService Holdings Inc.[a]	229,977	11,912,809
Forrester Research Inc.	74,805	2,514,196
Hackett Group Inc. (The)	177,189	2,679,098
Heartland Payment Systems Inc.	271,582	26,226,674
Lionbridge Technologies Inc.[a,b]	478,050	2,418,933
Luxoft Holding Inc.[a]	135,872	7,477,036
MAXIMUS Inc.	488,859	25,733,538
NeuStar Inc. Class Aa,b	123,121	3,028,777
Perficient Inc.[a,b]	177,300	3,850,956
PFSweb Inc.[a]	81,545	1,069,870
Science Applications International Corp.	342,336	18,260,202
ServiceSource International Inc.[a,b]	250,215	1,065,916
Syntel Inc.[a]	233,838	11,675,531
TeleTech Holdings Inc.	66,113	1,835,297
Travelport Worldwide Ltd.	553,584	7,561,957
Unisys Corp.[a,b]	234,132	1,802,816
Virtusa Corp.[a]	219,521	8,223,257

		239,251,884
LEISURE PRODUCTS — 0.49%
Arctic Cat Inc.	36,048	605,606
Black Diamond Inc.[a,b]	9,315	42,104
Escalade Inc.	18,103	213,072
JAKKS Pacific Inc.[a,b]	13,020	96,869
Malibu Boats Inc. Class Aa,b	134,827	2,211,163
Marine Products Corp.	83,143	631,055
MCBC Holdings Inc.[a]	34,535	486,253
Nautilus Inc.[a,b]	235,187	4,543,813
Performance Sports Group Ltd.[a,b]	22,847	72,654
Smith & Wesson Holding Corp.[a,b]	398,178	10,599,498
Sturm Ruger & Co. Inc.	138,798	9,491,007

		28,993,094
LIFE SCIENCES TOOLS & SERVICES — 1.11%
Accelerate Diagnostics Inc.[a,b]	182,569	2,623,516
Affymetrix Inc.[a,b]	162,775	2,280,478
Albany Molecular Research Inc.[a,b]	184,126	2,815,286
Cambrex Corp.[a,b]	232,245	10,218,780
Fluidigm Corp.[a,b]	210,912	1,702,060
INC Research Holdings Inc.[a]	97,103	4,001,615
Luminex Corp.[a,b]	21,172	410,737
NanoString Technologies Inc.[a,b]	98,176	1,494,239

Security	Shares	Value

NeoGenomics Inc.[a,b]	396,632	$2,673,300
Pacific Biosciences of California Inc.[a,b]	515,903	4,385,175
PAREXEL International Corp.[a,b]	409,300	25,675,389
PRA Health Sciences Inc.[a,b]	147,348	6,300,600
Sequenom Inc.[a,b]	861,534	1,214,763

		65,795,938
MACHINERY — 3.32%
Accuride Corp.[a]	259,589	402,363
Albany International Corp. Class A	28,197	1,059,925
Altra Industrial Motion Corp.	158,456	4,401,908
American Railcar Industries Inc.[b]	16,441	669,642
Blount International Inc.[a]	362,560	3,618,349
Blue Bird Corp.[a,b]	37,138	402,947
CLARCOR Inc.	351,553	20,316,248
Commercial Vehicle Group Inc.[a,b]	217,987	577,666
Douglas Dynamics Inc.	39,521	905,426
EnPro Industries Inc.	101,900	5,877,592
FreightCar America Inc.	44,174	688,231
Global Brass & Copper Holdings Inc.	142,270	3,549,637
Gorman-Rupp Co. (The)	31,754	823,381
Greenbrier Companies Inc. (The)[b]	195,599	5,406,356
Harsco Corp.	590,560	3,218,552
Hillenbrand Inc.	468,512	14,031,934
Hyster-Yale Materials Handling Inc.	20,502	1,365,433
John Bean Technologies Corp.	217,631	12,276,565
Kadant Inc.	12,967	585,590
Lindsay Corp.[b]	70,199	5,026,950
Lydall Inc.[a]	43,300	1,408,116
Meritor Inc.[a,b]	378,150	3,047,889
Milacron Holdings Corp.[a,b]	43,755	721,520
Miller Industries Inc./TN	7,950	161,226
Mueller Industries Inc.	285,357	8,395,203
Mueller Water Products Inc. Class A	1,191,446	11,771,486
Navistar International Corp.[a,b]	21,950	274,814
NN Inc.	197,158	2,697,121
Omega Flex Inc.	22,463	781,263
Proto Labs Inc.[a,b]	173,351	13,363,629
RBC Bearings Inc.[a]	174,192	12,761,306
Rexnord Corp.[a,b]	757,625	15,319,177
Standex International Corp.	69,847	5,434,795
Sun Hydraulics Corp.	167,982	5,575,323
Tennant Co.	127,649	6,571,371
Titan International Inc.	19,447	104,625
TriMas Corp.[a,b]	20,327	356,129
Wabash National Corp.[a,b]	504,279	6,656,483
Woodward Inc.	317,804	16,532,164
Xerium Technologies Inc.[a]	81,099	423,337

		197,561,672
MARINE — 0.20%
Matson Inc.	296,699	11,918,399

		11,918,399
MEDIA — 1.24%
AMC Entertainment Holdings Inc. Class A	11,191	313,236
Carmike Cinemas Inc.[a]	9,231	277,299
Central European Media Enterprises Ltd. Class Aa,b	390,956	996,938
Crown Media Holdings Inc. Class Aa	215,656	1,095,532
Entravision Communications Corp. Class A	445,857	3,317,176

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

EW Scripps Co. (The) Class A	281,578	$4,389,801
Global Eagle Entertainment Inc.[a,b]	341,465	2,909,282
Gray Television Inc.[a,b]	468,259	5,487,996
Hemisphere Media Group Inc.[a,b]	5,451	71,572
IMAX Corp.[a,b]	449,657	13,979,836
Journal Media Group Inc.	10,318	123,403
Loral Space & Communications Inc.[a,b]	97,906	3,439,438
MDC Partners Inc. Class A	91,225	2,152,910
National CineMedia Inc.	115,168	1,751,705
New York Times Co. (The) Class A	203,932	2,540,993
Nexstar Broadcasting Group Inc. Class Ab	233,097	10,319,204
Reading International Inc. Class Aa	27,018	323,676
Sinclair Broadcast Group Inc. Class Ab	493,096	15,162,702
Tribune Publishing Co.	106,252	820,265
World Wrestling Entertainment Inc. Class Ab	225,487	3,982,100

		73,455,064
METALS & MINING — 0.30%
Century Aluminum Co.[a,b]	22,494	158,583
Ferroglobe PLC	479,603	4,225,302
Handy & Harman Ltd.[a]	4,365	119,383
Haynes International Inc.	5,918	216,007
Kaiser Aluminum Corp.	42,330	3,578,578
Olympic Steel Inc.	15,721	272,131
Real Industry Inc.[a,b]	113,579	988,137
Ryerson Holding Corp.[a,b]	14,334	79,697
Stillwater Mining Co.[a,b]	288,820	3,075,933
SunCoke Energy Inc.	344,613	2,239,985
Worthington Industries Inc.	82,294	2,932,958

		17,886,694
MULTILINE RETAIL — 0.34%
Big Lots Inc.	368,776	16,701,865
Ollie’s Bargain Outlet Holdings Inc.[a,b]	55,774	1,306,785
Tuesday Morning Corp.[a,b]	266,537	2,180,273

		20,188,923
OIL, GAS & CONSUMABLE FUELS — 0.78%
Carrizo Oil & Gas Inc.[a,b]	22,605	698,947
Delek U.S. Holdings Inc.	233,834	3,563,630
Energy Fuels Inc./Canada[a,b]	209,512	463,021
Erin Energy Corp.[a,b]	15,209	28,593
Evolution Petroleum Corp.	178,818	869,055
Gener8 Maritime Inc.[a]	6,210	43,843
Hallador Energy Co.	20,744	94,800
Isramco Inc.[a,b]	6,465	528,190
Matador Resources Co.[a,b]	352,694	6,687,078
Panhandle Oil and Gas Inc. Class A	55,931	968,166
Par Pacific Holdings Inc.[a,b]	107,851	2,023,285
Parsley Energy Inc. Class Aa,b	262,840	5,940,184
SemGroup Corp. Class A	326,199	7,306,858
Synergy Resources Corp.[a,b]	95,343	740,815
Ultra Petroleum Corp.[a,b]	549,931	273,866
Uranium Energy Corp.[a,b]	819,313	612,846
Western Refining Inc.	528,970	15,387,737

		46,230,914
PAPER & FOREST PRODUCTS — 0.80%
Boise Cascade Co.[a,b]	245,533	5,087,444

Security	Shares	Value

Clearwater Paper Corp.[a,b]	132,181	$6,412,100
Deltic Timber Corp.[b]	81,937	4,928,511
KapStone Paper and Packaging Corp.	630,513	8,732,605
Louisiana-Pacific Corp.[a]	974,938	16,690,939
Neenah Paper Inc.	68,552	4,364,020
Schweitzer-Mauduit International Inc.	40,769	1,283,408

		47,499,027
PERSONAL PRODUCTS — 0.20%
Inter Parfums Inc.	50,884	1,572,315
Medifast Inc.	81,830	2,470,448
Natural Health Trends Corp.[b]	54,118	1,794,012
Revlon Inc. Class Aa,b	23,080	840,343
Synutra International Inc.[a,b]	134,095	666,452
USANA Health Sciences Inc.[a,b]	39,306	4,772,534

		12,116,104
PHARMACEUTICALS — 2.97%
Aclaris Therapeutics Inc.[a,b]	37,756	715,476
Aerie Pharmaceuticals Inc.[a,b]	153,202	1,862,936
Agile Therapeutics Inc.[a,b]	99,622	618,653
Alimera Sciences Inc.[a,b]	221,052	386,841
Amphastar Pharmaceuticals Inc.[a,b]	157,254	1,887,048
ANI Pharmaceuticals Inc.[a,b]	58,383	1,965,172
Aralez Pharmaceuticals Inc.[a]	394,464	1,400,347
Aratana Therapeutics Inc.[a,b]	198,266	1,094,428
Assembly Biosciences Inc.[a,b]	97,702	490,464
BioDelivery Sciences International Inc.[a,b]	352,656	1,139,079
Carbylan Therapeutics Inc.[a,b]	89,426	57,528
Catalent Inc.[a,b]	622,089	16,591,114
Cempra Inc.[a,b]	260,265	4,559,843
Collegium Pharmaceutical Inc.[a,b]	56,834	1,031,537
Corcept Therapeutics Inc.[a,b]	461,948	2,161,917
Corium International Inc.[a,b]	77,586	299,482
Depomed Inc.[a,b]	455,589	6,346,355
Dermira Inc.[a]	40,194	831,212
DURECT Corp.[a,b]	815,857	1,101,407
Flex Pharma Inc.[a,b]	39,612	434,544
Foamix Pharmaceuticals Ltd.[a,b]	173,811	1,133,248
Heska Corp.[a]	43,292	1,233,822
Impax Laboratories Inc.[a,b]	532,338	17,045,463
Innoviva Inc.[b]	549,526	6,918,532
Intersect ENT Inc.[a,b]	121,510	2,308,690
Intra-Cellular Therapies Inc.[a,b]	197,470	5,489,666
Lannett Co. Inc.[a,b]	196,898	3,530,381
Medicines Co. (The)[a,b]	49,025	1,557,524
MyoKardia Inc.[a,b]	41,045	439,592
Nektar Therapeutics[a,b]	979,042	13,461,827
Neos Therapeutics Inc.[a,b]	35,730	385,527
Ocular Therapeutix Inc.[a,b]	108,879	1,051,771
Omeros Corp.[a,b]	260,579	3,997,282
Orexigen Therapeutics Inc.[a,b]	768,093	432,206
Pacira Pharmaceuticals Inc./DEa,b	270,761	14,344,918
Paratek Pharmaceuticals Inc.[a,b]	92,640	1,405,349
Pernix Therapeutics Holdings Inc.[a,b]	316,090	331,894
Phibro Animal Health Corp.	130,525	3,529,396
Prestige Brands Holdings Inc.[a,b]	388,413	20,737,370
Relypsa Inc.[a,b]	242,528	3,286,254
Revance Therapeutics Inc.[a,b]	137,329	2,397,764
Sagent Pharmaceuticals Inc.[a]	164,236	1,998,752
SciClone Pharmaceuticals Inc.[a,b]	372,532	4,097,852

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

Sucampo Pharmaceuticals Inc. Class Aa,b	182,952	$1,999,665
Supernus Pharmaceuticals Inc.[a]	257,525	3,927,256
Teligent Inc.[a,b]	305,761	1,498,229
Tetraphase Pharmaceuticals Inc.[a,b]	274,704	1,271,879
TherapeuticsMD Inc.[a,b]	1,065,198	6,817,267
VIVUS Inc.[a,b]	753,482	1,054,875
XenoPort Inc.[a,b]	436,390	1,968,119
Zogenix Inc.[a,b]	186,465	1,722,937
Zynerba Pharmaceuticals Inc.[a,b]	23,118	218,465

		176,569,155
PROFESSIONAL SERVICES — 1.70%
Advisory Board Co. (The)[a,b]	315,775	10,183,744
Barrett Business Services Inc.	53,248	1,530,880
CEB Inc.	248,980	16,116,476
Exponent Inc.	183,111	9,340,492
Franklin Covey Co.[a]	9,359	164,625
FTI Consulting Inc.[a,b]	24,787	880,186
GP Strategies Corp.[a,b]	97,063	2,659,526
Heidrick & Struggles International Inc.	6,904	163,625
Huron Consulting Group Inc.[a]	19,519	1,135,811
Insperity Inc.	120,611	6,239,207
Kforce Inc.	183,939	3,601,526
Korn/Ferry International	203,904	5,768,444
Mistras Group Inc.[a]	71,109	1,761,370
On Assignment Inc.[a]	384,988	14,213,757
Resources Connection Inc.	50,563	786,760
RPX Corp.[a,b]	50,147	564,655
TriNet Group Inc.[a,b]	282,585	4,055,095
TrueBlue Inc.[a]	310,669	8,123,994
Volt Information Sciences Inc.[a,b]	44,298	333,564
WageWorks Inc.[a,b]	264,707	13,396,821

		101,020,558
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.64%
Alexander’s Inc.[b]	14,531	5,529,772
American Assets Trust Inc.	244,716	9,769,063
CareTrust REIT Inc.	357,744	4,543,349
CoreSite Realty Corp.[b]	181,164	12,683,292
CubeSmart[b]	1,022,603	34,052,680
CyrusOne Inc.[b]	497,946	22,731,235
DuPont Fabros Technology Inc.	165,560	6,710,147
Easterly Government Properties Inc.[b]	103,455	1,915,987
EastGroup Properties Inc.[b]	47,776	2,884,237
Equity One Inc.[b]	51,848	1,485,964
LTC Properties Inc.[b]	17,085	772,925
National Health Investors Inc.[b]	95,322	6,340,819
National Storage Affiliates Trust	160,751	3,407,921
Potlatch Corp.	219,403	6,911,194
PS Business Parks Inc.	14,783	1,485,839
QTS Realty Trust Inc. Class Ab	196,608	9,315,287
RLJ Lodging Trust[b]	340,253	7,784,989
Ryman Hospitality Properties Inc.[b]	323,298	16,643,381
Sabra Health Care REIT Inc.	74,121	1,489,091
Saul Centers Inc.[b]	63,482	3,365,816
Sovran Self Storage Inc.[b]	254,965	30,073,122
Sun Communities Inc.	59,619	4,269,316
Universal Health Realty Income Trust[b]	86,129	4,844,756
Urban Edge Properties[b]	659,899	17,051,790
Urstadt Biddle Properties Inc. Class A	26,043	545,601

		216,607,573

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Altisource Asset Management Corp.[a]	5,397	$63,685
Altisource Portfolio Solutions SAa,b	98,921	2,388,942
Consolidated-Tomoka Land Co.	9,597	442,806
Kennedy-Wilson Holdings Inc.	66,590	1,458,321
Marcus & Millichap Inc.[a]	99,922	2,537,019

		6,890,773
ROAD & RAIL — 0.79%
ArcBest Corp.	61,825	1,334,802
Celadon Group Inc.	140,071	1,467,944
Covenant Transportation Group Inc. Class Aa,b	81,542	1,972,501
Heartland Express Inc.[b]	354,419	6,574,472
Knight Transportation Inc.	465,691	12,177,820
Marten Transport Ltd.	17,663	330,651
PAM Transportation Services Inc.[a]	22,166	682,713
Roadrunner Transportation Systems Inc.[a,b]	81,011	1,009,397
Saia Inc.[a,b]	187,527	5,278,885
Swift Transportation Co.[a,b]	652,386	12,153,951
Universal Truckload Services Inc.	39,504	650,631
USA Truck Inc.[a,b]	26,190	493,420
Werner Enterprises Inc.	78,639	2,135,835
YRC Worldwide Inc.[a,b]	46,790	436,083

		46,699,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.17%
Advanced Energy Industries Inc.[a,b]	165,270	5,749,743
Advanced Micro Devices Inc.[a,b]	2,089,553	5,955,226
Ambarella Inc.[a,b]	232,386	10,387,654
Applied Micro Circuits Corp.[a,b]	157,150	1,015,189
Cabot Microelectronics Corp.	154,734	6,330,168
Cascade Microtech Inc.[a]	82,240	1,695,789
Cavium Inc.[a,b]	410,733	25,120,430
CEVA Inc.[a,b]	76,034	1,710,765
Cirrus Logic Inc.[a,b]	471,506	17,167,533
Entegris Inc.[a,b]	606,643	8,262,478
Exar Corp.[a]	51,450	295,837
FormFactor Inc.[a,b]	203,247	1,477,606
Inphi Corp.[a,b]	283,613	9,455,657
Integrated Device Technology Inc.[a]	1,006,429	20,571,409
Lattice Semiconductor Corp.[a,b]	220,473	1,252,287
M/A-COM Technology Solutions Holdings Inc.[a,b]	173,993	7,619,153
Mattson Technology Inc.[a,b]	562,359	2,052,610
MaxLinear Inc. Class Aa,b	407,798	7,544,263
Microsemi Corp.[a,b]	741,174	28,394,376
Monolithic Power Systems Inc.	293,768	18,695,396
NVE Corp.	16,018	905,498
PDF Solutions Inc.[a,b]	186,087	2,489,844
Power Integrations Inc.	144,972	7,199,310
Rambus Inc.[a,b]	860,277	11,828,809
Rudolph Technologies Inc.[a]	35,480	484,657
Semtech Corp.[a,b]	166,412	3,659,400
Silicon Laboratories Inc.[a,b]	223,907	10,066,859
Synaptics Inc.[a,b]	273,461	21,805,780
Tessera Technologies Inc.	240,263	7,448,153
Xcerra Corp.[a]	172,368	1,123,839

		247,765,718

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

SOFTWARE — 8.23%
A10 Networks Inc.[a,b]	257,266	$1,523,015
ACI Worldwide Inc.[a,b]	868,189	18,049,649
American Software Inc./GA Class A	30,871	277,839
Aspen Technology Inc.[a,b]	634,091	22,909,708
AVG Technologies NVa,b	303,747	6,302,750
Barracuda Networks Inc.[a,b]	59,802	920,951
Blackbaud Inc.	348,214	21,899,178
Bottomline Technologies de Inc.[a,b]	256,413	7,818,032
BroadSoft Inc.[a,b]	215,828	8,708,660
Callidus Software Inc.[a,b]	409,422	6,829,159
Code Rebel Corp.[a,b]	7,886	36,906
CommVault Systems Inc.[a,b]	335,104	14,466,440
Digimarc Corp.[a,b]	55,467	1,680,650
Digital Turbine Inc.[a,b]	380,894	453,264
Ebix Inc.[b]	198,771	8,107,869
Ellie Mae Inc.[a,b]	217,997	19,759,248
Epiq Systems Inc.	88,539	1,329,856
Fair Isaac Corp.	230,536	24,457,564
FleetMatics Group PLC[a,b]	284,726	11,591,195
Gigamon Inc.[a,b]	203,086	6,299,728
Globant SAa,b	112,914	3,484,526
Glu Mobile Inc.[a,b]	477,280	1,345,930
Guidance Software Inc.[a,b]	140,499	604,146
Guidewire Software Inc.[a,b]	520,407	28,351,773
HubSpot Inc.[a,b]	139,378	6,079,668
Imperva Inc.[a,b]	207,881	10,497,990
Infoblox Inc.[a,b]	443,276	7,580,020
Interactive Intelligence Group Inc.[a,b]	127,662	4,649,450
Jive Software Inc.[a,b]	357,323	1,350,681
Manhattan Associates Inc.[a]	548,386	31,186,712
MicroStrategy Inc. Class Aa	69,160	12,429,435
MobileIron Inc.[a,b]	302,844	1,368,855
Model N Inc.[a,b]	159,052	1,712,990
Monotype Imaging Holdings Inc.	297,883	7,125,361
Park City Group Inc.[a,b]	72,134	652,091
Paycom Software Inc.[a,b]	234,057	8,332,429
Paylocity Holding Corp.[a,b]	114,228	3,739,825
Pegasystems Inc.	264,818	6,721,081
Proofpoint Inc.[a,b]	292,162	15,712,472
PROS Holdings Inc.[a,b]	175,956	2,074,521
QAD Inc. Class A	19,246	408,978
Qlik Technologies Inc.[a,b]	679,412	19,648,595
Qualys Inc.[a,b]	184,658	4,673,694
Rapid7 Inc.[a]	44,827	585,889
RealPage Inc.[a,b]	392,072	8,170,780
RingCentral Inc. Class Aa,b	396,774	6,249,191
Rubicon Project Inc. (The)[a,b]	190,702	3,486,033
Sapiens International Corp. NV	136,147	1,631,041
Silver Spring Networks Inc.[a,b]	255,069	3,762,268
Synchronoss Technologies Inc.[a,b]	287,189	9,287,692
Take-Two Interactive Software Inc.[a,b]	324,598	12,227,607
Tangoe Inc.[a,b]	287,273	2,266,584
Textura Corp.[a,b]	145,838	2,716,962
TiVo Inc.[a,b]	719,637	6,843,748
TubeMogul Inc.[a,b]	113,510	1,468,819
Tyler Technologies Inc.[a]	250,259	32,185,810
Varonis Systems Inc.[a,b]	65,042	1,187,017
VASCO Data Security International Inc.[a,b]	219,463	3,379,730
Verint Systems Inc.[a,b]	431,241	14,394,825
VirnetX Holding Corp.[a,b]	340,248	1,561,738
Workiva Inc.[a,b]	53,282	620,735

Security	Shares	Value

Xura Inc.[a,b]	167,588	$3,296,456
Zendesk Inc.[a,b]	418,987	8,769,398
Zix Corp.[a,b]	428,261	1,683,066

		488,928,273
SPECIALTY RETAIL — 3.73%
America’s Car-Mart Inc./TXa,b	11,019	275,475
American Eagle Outfitters Inc.[b]	1,187,070	19,788,457
Asbury Automotive Group Inc.[a,b]	187,969	11,248,065
Ascena Retail Group Inc.[a,b]	229,631	2,539,719
Boot Barn Holdings Inc.[a,b]	86,686	814,848
Buckle Inc. (The)[b]	210,842	7,141,219
Build-A-Bear Workshop Inc.[a]	6,771	87,955
Burlington Stores Inc.[a,b]	501,274	28,191,650
Caleres Inc.	28,215	798,202
Cato Corp. (The) Class A	35,026	1,350,252
Chico’s FAS Inc.	992,613	13,171,975
Children’s Place Inc. (The)	40,189	3,354,576
Citi Trends Inc.	6,586	117,428
Container Store Group Inc. (The)[a,b]	120,090	704,928
Destination XL Group Inc.[a,b]	56,214	290,626
Express Inc.[a,b]	564,545	12,086,908
Finish Line Inc. (The) Class A	97,102	2,048,852
Five Below Inc.[a,b]	405,319	16,755,888
Francesca’s Holdings Corp.[a,b]	315,911	6,052,855
Group 1 Automotive Inc.	36,472	2,140,542
Hibbett Sports Inc.[a,b]	169,571	6,087,599
Kirkland’s Inc.	127,011	2,223,963
Lithia Motors Inc. Class A	169,483	14,800,950
MarineMax Inc.[a,b]	99,423	1,935,766
Mattress Firm Holding Corp.[a,b]	152,616	6,469,392
Monro Muffler Brake Inc.	236,683	16,915,734
Outerwall Inc.[b]	129,009	4,772,043
Party City Holdco Inc.[a,b]	187,504	2,820,060
Pier 1 Imports Inc.	619,743	4,344,398
Restoration Hardware Holdings Inc.[a,b]	248,448	10,409,971
Select Comfort Corp.[a,b]	368,631	7,147,755
Sportsman’s Warehouse Holdings Inc.[a,b]	53,060	668,556
Tailored Brands Inc.[b]	360,922	6,460,504
Tile Shop Holdings Inc.[a,b]	199,984	2,981,761
Vitamin Shoppe Inc.[a,b]	12,937	400,530
Winmark Corp.	16,872	1,653,119
Zumiez Inc.[a,b]	117,313	2,336,875

		221,389,396
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.05%
Avid Technology Inc.[a,b]	148,411	1,003,258
CPI Card Group Inc.[b]	97,291	801,678
Cray Inc.[a,b]	303,874	12,735,359
Diebold Inc.	482,672	13,954,048
Eastman Kodak Co.[a,b]	128,855	1,398,077
Electronics For Imaging Inc.[a,b]	348,844	14,787,497
Immersion Corp.[a,b]	207,187	1,711,365
Nimble Storage Inc.[a,b]	372,632	2,921,435
Pure Storage Inc. Class Aa,b	137,563	1,883,238
Silicon Graphics International Corp.[a,b]	255,665	1,820,335
Super Micro Computer Inc.[a,b]	273,068	9,306,157
Violin Memory Inc.[a,b]	659,547	344,415

		62,666,862

58

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.52%
Cherokee Inc.[a]	55,996	$996,169
Columbia Sportswear Co.[b]	148,606	8,929,735
Crocs Inc.[a,b]	418,479	4,025,768
Culp Inc.	77,651	2,036,009
Deckers Outdoor Corp.[a,b]	138,451	8,294,599
G-III Apparel Group Ltd.[a,b]	296,731	14,507,179
Oxford Industries Inc.	108,700	7,307,901
Sequential Brands Group Inc.[a,b]	207,228	1,324,187
Steven Madden Ltd.[a,b]	418,816	15,512,945
Superior Uniform Group Inc.	54,070	963,527
Tumi Holdings Inc.[a]	417,603	11,200,112
Unifi Inc.[a,b]	6,364	145,799
Vince Holding Corp.[a,b]	113,947	721,285
Wolverine World Wide Inc.	768,212	14,150,465

		90,115,680
THRIFTS & MORTGAGE FINANCE — 0.64%
BofI Holding Inc.[a,b]	454,997	9,709,636
Essent Group Ltd.[a]	411,831	8,566,085
HomeStreet Inc.[a]	56,232	1,170,188
IMPAC Mortgage Holdings Inc.[a,b]	57,272	794,363
LendingTree Inc.[a,b]	46,873	4,583,242
Meridian Bancorp. Inc.	58,097	808,710
MGIC Investment Corp.[a,b]	1,128,017	8,651,890
Stonegate Mortgage Corp.[a,b]	20,995	120,511
United Financial Bancorp. Inc.	66,572	838,142
Walker & Dunlop Inc.[a,b]	96,827	2,349,991
WSFS Financial Corp.	11,702	380,549

		37,973,307
TOBACCO — 0.25%
Vector Group Ltd.[b]	638,130	14,574,889

		14,574,889
TRADING COMPANIES & DISTRIBUTORS — 0.37%
Applied Industrial Technologies Inc.	118,738	5,153,229
Beacon Roofing Supply Inc.[a]	90,633	3,716,859
BMC Stock Holdings Inc.[a,b]	279,825	4,650,692
DXP Enterprises Inc.[a,b]	27,618	484,972
H&E Equipment Services Inc.	230,439	4,039,596
Kaman Corp.	16,168	690,212
Lawson Products Inc./DEa	30,184	591,003
Neff Corp.[a,b]	28,073	208,863
Univar Inc.[a,b]	145,179	2,494,175

		22,029,601
WATER UTILITIES — 0.02%
American States Water Co.	23,078	908,350
York Water Co. (The)	8,099	247,182

		1,155,532
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Boingo Wireless Inc.[a,b]	145,299	1,121,708
Leap Wireless International Inc.[f]	88,918	224,074

Security	Shares	Value

Shenandoah Telecommunications Co.	308,919	$8,263,583

		9,609,365

TOTAL COMMON STOCKS
(Cost: $6,963,084,548)		5,931,318,496

RIGHTS — 0.00%

TEXTILES, APPAREL & LUXURY GOODS — 0.00%
Vince Holding Corp.[a,b]	114,074	30,213

		30,213

TOTAL RIGHTS
(Cost: $0)		30,213

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 24.81%

MONEY MARKET FUNDS — 24.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,399,522,470	1,399,522,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	71,086,439	71,086,439
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	3,763,125	3,763,125

		1,474,372,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,474,372,034)		1,474,372,034

TOTAL INVESTMENTS IN SECURITIES — 124.63%
(Cost: $8,437,456,582)		7,405,720,743
Other Assets, Less Liabilities — (24.63)%		(1,463,410,046)

NET ASSETS — 100.00%		$5,942,310,697

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	81	Jun. 2016	ICE Markets Equity	$8,987,760	$274,923

See notes to financial statements.

60

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.94%
AAR Corp.	245,987	$5,724,118
Aerojet Rocketdyne Holdings Inc.[a,b]	228,773	3,747,302
Aerovironment Inc.[a,b]	137,062	3,881,596
American Science & Engineering Inc.	50,318	1,393,305
Cubic Corp.	150,385	6,009,385
Curtiss-Wright Corp.	291,621	22,066,961
DigitalGlobe Inc.[a,b]	445,994	7,715,696
Ducommun Inc.[a]	75,521	1,151,695
Engility Holdings Inc.[a,b]	123,153	2,310,350
Esterline Technologies Corp.[a]	205,485	13,165,424
Keyw Holding Corp. (The)[a,b]	230,075	1,527,698
KLX Inc.[a,b]	366,334	11,773,975
Kratos Defense & Security Solutions Inc.[a,b]	323,401	1,600,835
Moog Inc. Class Aa	230,790	10,542,487
National Presto Industries Inc.	33,529	2,807,718
Sparton Corp.[a,b]	28,617	514,820
Teledyne Technologies Inc.[a]	182,388	16,075,678
Vectrus Inc.[a]	5,057	115,047

		112,124,090
AIR FREIGHT & LOGISTICS — 0.29%
Air Transport Services Group Inc.[a]	368,500	5,667,530
Atlas Air Worldwide Holdings Inc.[a]	174,158	7,361,659
Hub Group Inc. Class Aa	21,785	888,610
Radiant Logistics Inc.[a,b]	12,851	45,878
XPO Logistics Inc.[a,b]	87,294	2,679,926

		16,643,603
AIRLINES — 0.13%
SkyWest Inc.	358,268	7,161,777
Virgin America Inc.[a,b]	10,867	419,032

		7,580,809
AUTO COMPONENTS — 0.79%
Cooper Tire & Rubber Co.	354,586	13,126,774
Cooper-Standard Holding Inc.[a,b]	87,593	6,292,681
Dana Holding Corp.	497,435	7,008,859
Federal-Mogul Holdings Corp.[a,b]	214,706	2,121,295
Horizon Global Corp.[a]	116,157	1,461,255
Metaldyne Performance Group Inc.	34,789	584,803
Modine Manufacturing Co.[a]	329,267	3,625,230
Motorcar Parts of America Inc.[a,b]	9,780	371,445
Standard Motor Products Inc.	139,014	4,816,835
Strattec Security Corp.	20,378	1,169,494
Superior Industries International Inc.	161,867	3,574,023
Tower International Inc.	64,426	1,752,387

		45,905,081
AUTOMOBILES — 0.01%
Winnebago Industries Inc.	17,553	394,065

		394,065

Security	Shares	Value

BANKS — 16.75%
1st Source Corp.	112,871	$3,593,813
Access National Corp.	50,172	994,911
Allegiance Bancshares Inc.[a,b]	20,473	376,089
American National Bankshares Inc.	61,929	1,568,662
Ameris Bancorp.	221,983	6,566,257
Ames National Corp.	63,657	1,576,147
Arrow Financial Corp.	78,457	2,084,602
Banc of California Inc.	305,031	5,338,042
BancFirst Corp.	50,320	2,869,750
Banco Latinoamericano de Comercio Exterior SA Class E	209,066	5,063,579
Bancorp. Inc. (The)[a,b]	241,833	1,383,285
BancorpSouth Inc.	667,918	14,233,333
Bank of Marin Bancorp.	41,690	2,051,982
Banner Corp.	144,633	6,080,371
Bar Harbor Bankshares	40,959	1,360,658
BBCN Bancorp. Inc.	549,880	8,352,677
Berkshire Hills Bancorp. Inc.	204,579	5,501,129
Blue Hills Bancorp. Inc.	193,953	2,651,338
BNC Bancorp.	180,042	3,802,487
Boston Private Financial Holdings Inc.	573,263	6,563,861
Bridge Bancorp. Inc.	102,962	3,137,252
Brookline Bancorp. Inc.	486,586	5,357,312
Bryn Mawr Bank Corp.	116,346	2,993,583
C1 Financial Inc.[a]	41,387	1,001,565
Camden National Corp.	51,787	2,175,054
Capital Bank Financial Corp. Class Ab	145,225	4,480,191
Capital City Bank Group Inc.	77,877	1,136,225
Cardinal Financial Corp.	210,521	4,284,102
Cascade Bancorp.[a]	218,824	1,249,485
Cathay General Bancorp.	555,127	15,726,748
CenterState Banks Inc.	318,168	4,737,522
Central Pacific Financial Corp.	159,359	3,469,245
Century Bancorp. Inc./MA Class A	23,388	910,027
Chemical Financial Corp.	234,186	8,358,098
Citizens & Northern Corp.	86,091	1,711,489
City Holding Co.[b]	106,026	5,065,922
CNB Financial Corp./PA	101,479	1,785,016
CoBiz Financial Inc.	250,510	2,961,028
Columbia Banking System Inc.	400,248	11,975,420
Community Bank System Inc.	296,959	11,346,803
Community Trust Bancorp. Inc.	107,853	3,809,368
CommunityOne Bancorp.[a,b]	86,433	1,147,830
ConnectOne Bancorp. Inc.	206,502	3,376,308
CU Bancorp.[a,b]	117,822	2,494,292
Customers Bancorp. Inc.[a,b]	186,312	4,402,553
CVB Financial Corp.[b]	737,748	12,873,703
Eagle Bancorp. Inc.[a,b]	50,875	2,442,000
Enterprise Bancorp. Inc./MA	54,535	1,430,998
Enterprise Financial Services Corp.	139,843	3,781,355
Equity Bancshares Inc. Class Aa,b	15,303	321,363
Farmers Capital Bank Corp.[b]	51,375	1,357,328
FCB Financial Holdings Inc. Class Aa,b	193,807	6,446,021
Fidelity Southern Corp.	134,269	2,153,675
Financial Institutions Inc.	98,337	2,858,657
First Bancorp. Inc./ME	73,623	1,436,385
First BanCorp./Puerto Rico[a]	809,861	2,364,794
First Bancorp./Southern Pines NC	137,120	2,584,712
First Busey Corp.	165,973	3,399,127
First Business Financial Services Inc.	60,920	1,396,896
First Citizens BancShares Inc./NC Class A	53,418	13,411,657
First Commonwealth Financial Corp.	617,228	5,468,640

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

First Community Bancshares Inc./VA	109,437	$2,171,230
First Connecticut Bancorp. Inc./Farmington CT	113,070	1,804,597
First Financial Bancorp.	428,651	7,792,875
First Financial Bankshares Inc.[b]	186,740	5,523,769
First Financial Corp./IN	76,877	2,629,962
First Interstate BancSystem Inc.	137,364	3,864,049
First Merchants Corp.	281,157	6,626,870
First Midwest Bancorp. Inc./IL	542,956	9,784,067
First NBC Bank Holding Co.[a]	104,761	2,157,029
First of Long Island Corp. (The)	85,209	2,428,457
FirstMerit Corp.	1,149,456	24,196,049
Flushing Financial Corp.	205,146	4,435,257
FNB Corp./PA	1,406,396	18,297,212
Franklin Financial Network Inc.[a]	37,798	1,020,546
Fulton Financial Corp.	1,227,226	16,420,284
German American Bancorp. Inc.	103,495	3,332,539
Glacier Bancorp. Inc.	523,409	13,305,057
Great Southern Bancorp. Inc.	72,172	2,679,746
Great Western Bancorp. Inc.	285,913	7,796,848
Green Bancorp. Inc.[a,b]	96,593	731,209
Guaranty Bancorp.	104,928	1,622,187
Hampton Roads Bankshares Inc.[a,b]	248,951	440,643
Hancock Holding Co.	539,066	12,376,955
Hanmi Financial Corp.	221,961	4,887,581
Heartland Financial USA Inc.	132,389	4,076,257
Heritage Commerce Corp.	172,067	1,722,391
Heritage Financial Corp./WA	207,826	3,651,503
Heritage Oaks Bancorp.	164,105	1,278,378
Hilltop Holdings Inc.[a,b]	341,791	6,453,014
Home BancShares Inc./AR	72,141	2,954,174
HomeTrust Bancshares Inc.[a,b]	135,043	2,475,338
Horizon Bancorp./IN	80,284	1,984,620
IBERIABANK Corp.	264,534	13,562,658
Independent Bank Corp./MI	149,681	2,177,859
Independent Bank Corp./Rockland MA	181,111	8,323,862
Independent Bank Group Inc.	68,597	1,879,558
International Bancshares Corp.	377,258	9,303,182
Investors Bancorp. Inc.	2,273,244	26,460,560
Lakeland Bancorp. Inc.	277,640	2,818,046
Lakeland Financial Corp.	115,547	5,289,742
LegacyTexas Financial Group Inc.	332,149	6,526,728
Live Oak Bancshares Inc.[b]	32,369	485,535
MainSource Financial Group Inc.	152,427	3,214,685
MB Financial Inc.	521,706	16,929,360
Mercantile Bank Corp.	117,414	2,632,422
Merchants Bancshares Inc./VT	33,490	995,993
MidWestOne Financial Group Inc.	53,776	1,476,151
National Bank Holdings Corp. Class A	206,520	4,210,943
National Bankshares Inc.	49,157	1,687,068
National Commerce Corp.[a]	41,743	985,552
National Penn Bancshares Inc.	972,961	11,132,085
NBT Bancorp. Inc.	305,455	8,232,012
OFG Bancorp.	308,545	2,156,730
Old National Bancorp./IN	812,031	9,898,658
Old Second Bancorp. Inc.[a]	200,346	1,436,481
Opus Bank	73,314	2,492,676
Pacific Continental Corp.	136,593	2,203,245
Pacific Premier Bancorp. Inc.[a,b]	189,171	4,042,584
Park National Corp.	90,528	8,147,520
Park Sterling Corp.	330,748	2,206,089
Peapack Gladstone Financial Corp.	113,623	1,920,229
Penns Woods Bancorp. Inc.[b]	34,175	1,317,105
People’s Utah Bancorp.	19,389	306,928

Security	Shares	Value

Peoples Bancorp. Inc./OH	129,788	$2,536,058
Peoples Financial Services Corp.	53,015	1,972,158
Pinnacle Financial Partners Inc.	230,171	11,292,189
Preferred Bank/Los Angeles CA	80,923	2,447,921
PrivateBancorp. Inc.	545,351	21,050,549
Prosperity Bancshares Inc.	485,809	22,536,680
QCR Holdings Inc.	79,759	1,902,252
Renasant Corp.	260,216	8,563,709
Republic Bancorp. Inc./KY Class A	70,025	1,808,746
S&T Bancorp. Inc.	242,265	6,240,746
Sandy Spring Bancorp. Inc.	171,968	4,785,869
Seacoast Banking Corp. of Florida[a]	167,527	2,645,251
ServisFirst Bancshares Inc.	154,570	6,862,908
Sierra Bancorp.	83,903	1,522,839
Simmons First National Corp. Class A	207,903	9,370,188
South State Corp.	158,615	10,187,841
Southside Bancshares Inc.	177,030	4,615,172
Southwest Bancorp. Inc.	133,125	2,003,531
State Bank Financial Corp.	248,510	4,910,558
Sterling Bancorp./DE	829,769	13,218,220
Stock Yards Bancorp. Inc.	103,772	3,998,335
Stonegate Bank	78,377	2,348,175
Suffolk Bancorp.	81,914	2,067,509
Sun Bancorp. Inc./NJa,b	65,925	1,365,307
Talmer Bancorp. Inc. Class A	354,114	6,405,922
Texas Capital Bancshares Inc.[a,b]	295,813	11,353,303
Tompkins Financial Corp.	103,525	6,625,600
TowneBank/Portsmouth VA	314,522	6,035,677
TriCo Bancshares	159,148	4,029,627
Tristate Capital Holdings Inc.[a,b]	149,895	1,888,677
Triumph Bancorp. Inc.[a,b]	101,997	1,614,613
Trustmark Corp.	468,762	10,795,589
UMB Financial Corp.	272,959	14,092,873
Umpqua Holdings Corp.	1,529,166	24,252,573
Union Bankshares Corp.	313,454	7,720,372
United Bankshares Inc./WV	482,002	17,689,473
United Community Banks Inc./GA	371,071	6,853,681
Univest Corp. of Pennsylvania	137,988	2,692,146
Valley National Bancorp.	1,608,734	15,347,322
Washington Trust Bancorp. Inc.	103,906	3,877,772
Webster Financial Corp.	629,600	22,602,640
WesBanco Inc.	267,611	7,950,723
West Bancorp. Inc.	112,508	2,051,021
Westamerica Bancorp.	177,240	8,633,360
Western Alliance Bancorp.[a]	292,378	9,759,578
Wilshire Bancorp. Inc.	489,925	5,046,227
Wintrust Financial Corp.	328,093	14,547,644
Yadkin Financial Corp.	299,526	7,089,780

		969,414,565
BEVERAGES — 0.02%
Coca-Cola Bottling Co. Consolidated	2,903	463,783
Craft Brew Alliance Inc.[a,b]	48,060	395,534
National Beverage Corp.[a,b]	5,187	219,514

		1,078,831
BIOTECHNOLOGY — 0.46%
ACADIA Pharmaceuticals Inc.[a,b]	45,129	1,261,807
Acorda Therapeutics Inc.[a,b]	26,098	690,292
Adamas Pharmaceuticals Inc.[a,b]	83,824	1,212,095
Agenus Inc.[a,b]	104,351	434,100

62

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Aimmune Therapeutics Inc.[a,b]	7,797	$105,727
Akebia Therapeutics Inc.[a,b]	220,114	1,983,227
Array BioPharma Inc.[a]	174,726	515,442
Arrowhead Research Corp.[a,b]	184,172	887,709
Avexis Inc.[a]	3,543	96,511
Axovant Sciences Ltd.[a,b]	9,920	113,882
BioCryst Pharmaceuticals Inc.[a,b]	95,207	269,436
Calithera Biosciences Inc.[a,b]	77,713	441,410
Catabasis Pharmaceuticals Inc.[a,b]	3,165	15,952
Celldex Therapeutics Inc.[a,b]	60,977	230,493
Chiasma Inc.[a,b]	5,130	46,991
Cytokinetics Inc.[a,b]	113,127	797,545
CytomX Therapeutics Inc.[a,b]	5,475	70,627
Dimension Therapeutics Inc.[a]	3,996	31,289
Edge Therapeutics Inc.[a]	5,987	54,781
Editas Medicine Inc.[a]	5,058	174,703
Emergent BioSolutions Inc.[a,b]	62,108	2,257,626
Geron Corp.[a,b]	58,513	170,858
Global Blood Therapeutics Inc.[a]	4,837	76,715
Idera Pharmaceuticals Inc.[a,b]	61,453	121,677
Ignyta Inc.[a,b]	58,896	398,726
Immunomedics Inc.[a,b]	52,972	132,430
Inovio Pharmaceuticals Inc.[a,b]	59,444	517,757
Lexicon Pharmaceuticals Inc.[a,b]	171,053	2,044,083
Loxo Oncology Inc.[a,b]	62,554	1,710,226
Merrimack Pharmaceuticals Inc.[a,b]	41,044	343,538
NantKwest Inc.[a,b]	4,665	38,346
Natera Inc.[a,b]	7,020	66,830
Navidea Biopharmaceuticals Inc.[a,b]	207,693	196,166
Nivalis Therapeutics Inc.[a,b]	3,523	14,691
Osiris Therapeutics Inc.[b]	12,229	69,828
PDL BioPharma Inc.	1,130,123	3,763,310
Peregrine Pharmaceuticals Inc.[a,b]	89,460	37,618
REGENXBIO Inc.[a,b]	5,167	55,804
Rigel Pharmaceuticals Inc.[a]	132,336	275,259
Seres Therapeutics Inc.[a,b]	6,012	159,679
Spectrum Pharmaceuticals Inc.[a,b]	344,029	2,188,024
Stemline Therapeutics Inc.[a,b]	89,783	418,389
Threshold Pharmaceuticals Inc.[a,b]	21,179	9,742
Tokai Pharmaceuticals Inc.[a,b]	39,789	223,216
Vanda Pharmaceuticals Inc.[a]	58,474	488,843
Verastem Inc.[a,b]	189,943	300,110
Versartis Inc.[a,b]	140,574	1,127,403
Voyager Therapeutics Inc.[a]	4,108	35,863
vTv Therapeutics Inc. Class Aa,b	4,300	22,188
XOMA Corp.[a,b]	104,306	80,629

		26,779,593
BUILDING PRODUCTS — 0.61%
Gibraltar Industries Inc.[a]	216,051	6,179,058
Griffon Corp.	168,986	2,610,834
Insteel Industries Inc.	10,468	320,007
Quanex Building Products Corp.	217,417	3,774,359
Simpson Manufacturing Co. Inc.	267,200	10,199,024
Universal Forest Products Inc.	140,002	12,014,972

		35,098,254
CAPITAL MARKETS — 0.98%
Arlington Asset Investment Corp. Class Ab	160,451	2,010,451
Calamos Asset Management Inc. Class A	123,197	1,045,943
Cowen Group Inc. Class Aa,b	691,889	2,636,097

Security	Shares	Value

Houlihan Lokey Inc.	57,609	$1,434,464
INTL. FCStone Inc.[a]	77,290	2,065,962
Investment Technology Group Inc.	196,984	4,353,346
Janus Capital Group Inc.	933,673	13,659,636
KCG Holdings Inc. Class Aa,b	212,210	2,535,910
Ladenburg Thalmann Financial Services Inc.[a,b]	641,068	1,602,670
Moelis & Co. Class A	13,728	387,541
Oppenheimer Holdings Inc. Class A	74,978	1,183,153
Piper Jaffray Companies[a,b]	92,390	4,578,848
Safeguard Scientifics Inc.[a,b]	145,700	1,930,525
Stifel Financial Corp.[a,b]	471,513	13,956,785
Virtus Investment Partners Inc.	42,171	3,293,977

		56,675,308
CHEMICALS — 1.30%
A Schulman Inc.	20,280	552,022
American Vanguard Corp.	177,938	2,807,862
Axiall Corp.	488,944	10,678,537
Calgon Carbon Corp.	197,462	2,768,417
Chase Corp.	5,180	272,416
Flotek Industries Inc.[a,b]	370,388	2,714,944
FutureFuel Corp.	166,633	1,964,603
Hawkins Inc.	60,703	2,190,771
Innophos Holdings Inc.	135,596	4,191,272
Innospec Inc.	168,823	7,320,165
Intrepid Potash Inc.[a]	378,077	419,665
Kraton Performance Polymers Inc.[a]	219,824	3,802,955
Kronos Worldwide Inc.	143,165	818,904
LSB Industries Inc.[a,b]	83,854	1,069,138
Minerals Technologies Inc.	14,513	825,064
Olin Corp.	636,237	11,051,437
OMNOVA Solutions Inc.[a]	132,134	734,665
Quaker Chemical Corp.	26,700	2,265,762
Rayonier Advanced Materials Inc.	282,726	2,685,897
Sensient Technologies Corp.	115,444	7,326,076
Stepan Co.	67,685	3,742,304
Tredegar Corp.	138,276	2,173,699
Tronox Ltd. Class A	435,607	2,783,529
Valhi Inc.	67,859	80,074

		75,240,178
COMMERCIAL SERVICES & SUPPLIES — 2.23%
ABM Industries Inc.	387,996	12,536,151
ACCO Brands Corp.[a]	763,850	6,859,373
Brady Corp. Class A	331,928	8,908,948
Casella Waste Systems Inc. Class Aa	225,809	1,512,920
CECO Environmental Corp.	157,009	975,026
Civeo Corp.[a]	739,657	909,778
Deluxe Corp.	156,061	9,752,252
Ennis Inc.	177,686	3,473,761
Essendant Inc.	265,152	8,466,303
G&K Services Inc. Class A	38,213	2,799,102
Heritage-Crystal Clean Inc.[a,b]	79,204	787,288
InnerWorkings Inc.[a,b]	161,772	1,286,087
Kimball International Inc. Class B	157,807	1,791,109
Matthews International Corp. Class A	216,964	11,167,137
McGrath RentCorp	164,333	4,121,472
Mobile Mini Inc.	286,798	9,470,070
MSA Safety Inc.	72,777	3,518,768
NL Industries Inc.[a,b]	49,545	111,972
Quad/Graphics Inc.	196,866	2,547,446

63

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

SP Plus Corp.[a,b]	7,251	$174,459
Tetra Tech Inc.	418,099	12,467,712
TRC Companies Inc.[a]	117,796	854,021
UniFirst Corp./MA	103,024	11,241,979
Viad Corp.	140,304	4,091,265
VSE Corp.	29,417	1,997,120
West Corp.	315,175	7,192,294

		129,013,813
COMMUNICATIONS EQUIPMENT — 1.29%
ADTRAN Inc.	347,219	7,020,768
Applied Optoelectronics Inc.[a,b]	24,206	360,912
Bel Fuse Inc. Class B	69,706	1,017,708
Black Box Corp.	104,326	1,405,271
Calix Inc.[a,b]	287,927	2,041,402
Comtech Telecommunications Corp.	114,725	2,681,123
Digi International Inc.[a]	172,370	1,625,449
EMCORE Corp.[a,b]	136,989	684,945
Extreme Networks Inc.[a]	628,282	1,953,957
Finisar Corp.[a,b]	719,292	13,119,886
Harmonic Inc.[a,b]	445,360	1,456,327
InterDigital Inc./PA	25,479	1,417,906
Ixia[a]	41,655	519,021
KVH Industries Inc.[a,b]	21,365	204,036
NETGEAR Inc.[a]	223,560	9,025,117
NetScout Systems Inc.[a,b]	307,900	7,072,463
Novatel Wireless Inc.[a,b]	37,450	66,287
Oclaro Inc.[a,b]	680,749	3,676,045
Polycom Inc.[a]	939,489	10,475,302
ShoreTel Inc.[a]	354,669	2,638,737
Sonus Networks Inc.[a,b]	349,243	2,629,800
Ubiquiti Networks Inc.[a,b]	13,573	451,574
ViaSat Inc.[a,b]	44,616	3,278,384

		74,822,420
CONSTRUCTION & ENGINEERING — 1.10%
Aegion Corp.[a]	255,476	5,387,989
Ameresco Inc. Class Aa,b	135,056	644,217
Argan Inc.	10,191	358,316
Comfort Systems USA Inc.	15,056	478,329
EMCOR Group Inc.	434,089	21,096,725
Granite Construction Inc.	273,246	13,061,159
Great Lakes Dredge & Dock Corp.[a]	375,505	1,674,752
HC2 Holdings Inc.[a,b]	77,098	294,514
MasTec Inc.[a,b]	461,895	9,348,755
MYR Group Inc.[a]	134,552	3,378,601
Northwest Pipe Co.[a,b]	64,323	593,058
Orion Marine Group Inc.[a,b]	188,192	974,835
Primoris Services Corp.	84,335	2,049,340
Tutor Perini Corp.[a,b]	262,858	4,084,813

		63,425,403
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	12,749	765,068

		765,068
CONSUMER FINANCE — 0.48%
Cash America International Inc.	177,266	6,849,558
Encore Capital Group Inc.[a,b]	151,947	3,911,116

Security	Shares	Value

Enova International Inc.[a,b]	21,557	$136,025
Ezcorp Inc. Class Aa,b	363,313	1,079,040
First Cash Financial Services Inc.	15,149	697,763
Green Dot Corp. Class Aa,b	319,227	7,332,644
JG Wentworth Co. (The) Class Aa,b	100,100	122,122
Nelnet Inc. Class A	154,227	6,071,917
Regional Management Corp.[a,b]	71,422	1,222,030
World Acceptance Corp.[a,b]	17,314	656,547

		28,078,762
CONTAINERS & PACKAGING — 0.34%
Berry Plastics Group Inc.[a]	336,233	12,154,823
Greif Inc. Class A	214,062	7,010,531
Multi Packaging Solutions International Ltd.[a]	44,475	721,829

		19,887,183
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	77,017	6,281,506
Fenix Parts Inc.[a,b]	35,491	163,259
VOXX International Corp.[a]	125,364	560,377
Weyco Group Inc.	44,843	1,193,721

		8,198,863
DIVERSIFIED CONSUMER SERVICES — 0.84%
American Public Education Inc.[a,b]	112,260	2,315,924
Apollo Education Group Inc.[a]	657,614	5,402,299
Ascent Capital Group Inc. Class Aa	93,417	1,383,506
Bridgepoint Education Inc.[a]	120,407	1,213,703
Cambium Learning Group Inc.[a,b]	93,590	399,629
Career Education Corp.[a]	476,885	2,165,058
Carriage Services Inc.[b]	85,350	1,844,413
Chegg Inc.[a,b]	324,966	1,449,348
DeVry Education Group Inc.[b]	444,017	7,668,174
Houghton Mifflin Harcourt Co.[a,b]	795,269	15,857,664
K12 Inc.[a]	237,128	2,345,196
Regis Corp.[a,b]	247,806	3,764,173
Strayer Education Inc.[a]	45,934	2,239,282
Universal Technical Institute Inc.	142,322	613,408
Weight Watchers International Inc.[a,b]	16,232	235,851

		48,897,628
DIVERSIFIED FINANCIAL SERVICES — 0.22%
BBX Capital Corp.[a,b]	17,803	284,136
FNFV Group[a,b]	497,888	5,402,085
GAIN Capital Holdings Inc.	186,961	1,226,464
Marlin Business Services Corp.	61,926	886,161
NewStar Financial Inc.[a,b]	168,882	1,477,717
PICO Holdings Inc.[a,b]	156,885	1,604,934
Resource America Inc. Class A	91,135	525,849
Tiptree Financial Inc.[b]	205,200	1,169,640

		12,576,986
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.77%
8x8 Inc.[a]	397,066	3,994,484
Atlantic Tele-Network Inc.	71,467	5,419,343
Cincinnati Bell Inc.[a]	1,463,980	5,665,603
Consolidated Communications Holdings Inc.	123,529	3,182,107
Globalstar Inc.[a,b]	3,326,772	4,890,355

64

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Hawaiian Telcom Holdco Inc.[a]	78,580	$1,850,559
IDT Corp. Class B	97,223	1,515,707
Inteliquent Inc.	138,169	2,217,612
Intelsat SAa,b	134,444	338,799
Iridium Communications Inc.[a,b]	575,061	4,525,730
Lumos Networks Corp.[a]	26,655	342,250
ORBCOMM Inc.[a,b]	418,704	4,241,471
pdvWireless Inc.[a,b]	28,161	967,049
Vonage Holdings Corp.[a,b]	1,148,008	5,246,396
Windstream Holdings Inc.[b]	42,898	329,457

		44,726,922
ELECTRIC UTILITIES — 2.67%
ALLETE Inc.	338,018	18,952,669
Cleco Corp.	419,455	23,158,110
El Paso Electric Co.	280,200	12,855,576
Empire District Electric Co. (The)	303,138	10,018,711
Genie Energy Ltd. Class B	67,055	510,289
IDACORP Inc.	348,996	26,031,612
MGE Energy Inc.	240,516	12,566,961
Otter Tail Corp.	261,241	7,737,958
PNM Resources Inc.	549,746	18,537,435
Portland General Electric Co.	615,444	24,303,884
Spark Energy Inc. Class A	2,529	45,522

		154,718,727
ELECTRICAL EQUIPMENT — 0.48%
Encore Wire Corp.	33,714	1,312,486
EnerSys	225,605	12,570,711
Franklin Electric Co. Inc.	23,407	753,003
FuelCell Energy Inc.[a,b]	116,030	785,523
General Cable Corp.	27,998	341,856
LSI Industries Inc.	152,287	1,789,372
Plug Power Inc.[a,b]	472,832	969,306
Powell Industries Inc.	64,120	1,911,417
PowerSecure International Inc.[a]	127,035	2,374,284
Preformed Line Products Co.	17,914	654,219
Sunrun Inc.[a,b]	106,815	692,161
Thermon Group Holdings Inc.[a]	191,834	3,368,605
Vicor Corp.[a]	13,210	138,441

		27,661,384
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.90%
Agilysys Inc.[a,b]	110,099	1,124,111
Anixter International Inc.[a]	198,401	10,338,676
AVX Corp.	318,796	4,007,266
Benchmark Electronics Inc.[a]	363,987	8,389,900
Checkpoint Systems Inc.[a]	295,480	2,990,258
Coherent Inc.[a]	151,189	13,894,269
Control4 Corp.[a,b]	142,989	1,138,192
CTS Corp.	232,762	3,663,674
Daktronics Inc.	205,595	1,624,201
DTS Inc./CAa	14,029	305,552
Electro Rent Corp.	120,165	1,112,728
ePlus Inc.[a]	36,693	2,954,153
Fabrinet[a]	245,723	7,949,139
FARO Technologies Inc.[a,b]	94,390	3,040,302
GSI Group Inc.[a,b]	239,820	3,395,851
II-VI Inc.[a]	362,659	7,873,327
Insight Enterprises Inc.[a,b]	267,548	7,662,575

Security	Shares	Value

Itron Inc.[a,b]	266,239	$11,107,491
Kimball Electronics Inc.[a,b]	206,247	2,303,779
Knowles Corp.[a,b]	608,411	8,018,857
Littelfuse Inc.	21,421	2,637,139
Mercury Systems Inc.[a,b]	239,063	4,852,979
Multi-Fineline Electronix Inc.[a]	65,068	1,510,228
Newport Corp.[a]	186,711	4,294,353
OSI Systems Inc.[a,b]	102,660	6,723,203
Park Electrochemical Corp.	142,334	2,278,767
PC Connection Inc.	73,987	1,909,604
Plexus Corp.[a,b]	145,108	5,734,668
QLogic Corp.[a]	574,267	7,718,148
Rofin-Sinar Technologies Inc.[a,b]	173,139	5,578,539
Rogers Corp.[a,b]	89,218	5,341,482
Sanmina Corp.[a]	542,435	12,682,130
ScanSource Inc.[a,b]	186,403	7,526,953
SYNNEX Corp.	199,570	18,478,186
Systemax Inc.[a,b]	82,198	720,876
Tech Data Corp.[a,b]	254,302	19,522,765
TTM Technologies Inc.[a]	407,981	2,713,074
Vishay Intertechnology Inc.	941,093	11,490,746
Vishay Precision Group Inc.[a]	90,550	1,268,606

		225,876,747
ENERGY EQUIPMENT & SERVICES — 1.47%
Archrock Inc.	481,101	3,848,808
Atwood Oceanics Inc.[b]	445,617	4,086,308
Basic Energy Services Inc.[a,b]	290,523	801,843
Bristow Group Inc.	242,598	4,589,954
C&J Energy Services Ltd.[a,b]	382,972	539,990
CARBO Ceramics Inc.[b]	137,289	1,949,504
Era Group Inc.[a,b]	139,461	1,308,144
Exterran Corp.[a]	240,836	3,723,325
Fairmount Santrol Holdings Inc.[a,b]	41,318	103,708
Forum Energy Technologies Inc.[a,b]	414,574	5,472,377
Geospace Technologies Corp.[a,b]	89,524	1,104,726
Gulfmark Offshore Inc. Class Aa	172,562	1,064,707
Helix Energy Solutions Group Inc.[a]	731,466	4,096,210
Hornbeck Offshore Services Inc.[a,b]	219,639	2,181,015
Independence Contract Drilling Inc.[a,b]	114,488	546,108
ION Geophysical Corp.[a,b]	52,317	422,721
Key Energy Services Inc.[a,b]	895,662	330,858
Matrix Service Co.[a,b]	184,716	3,269,473
McDermott International Inc.[a,b]	1,663,010	6,801,711
Natural Gas Services Group Inc.[a,b]	89,727	1,940,795
Newpark Resources Inc.[a,b]	576,759	2,491,599
Nordic American Offshore Ltd.[a,b]	130,568	584,945
North Atlantic Drilling Ltd.[a]	50,514	138,408
Oil States International Inc.[a,b]	356,813	11,246,746
Parker Drilling Co.[a,b]	855,819	1,814,336
PHI Inc. NVS[a]	83,691	1,580,923
Pioneer Energy Services Corp.[a]	437,784	963,125
SEACOR Holdings Inc.[a,b]	118,966	6,477,699
Seventy Seven Energy Inc.[a,b]	383,279	222,340
Tesco Corp.[b]	272,356	2,344,985
TETRA Technologies Inc.[a]	559,314	3,551,644
Tidewater Inc.	329,261	2,248,853
Unit Corp.[a,b]	346,199	3,050,013

		84,897,901

65

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.63%
Andersons Inc. (The)	197,482	$6,202,910
Fairway Group Holdings Corp.[a,b]	98,816	34,595
Ingles Markets Inc. Class A	66,588	2,497,050
Performance Food Group Co.[a,b]	48,120	1,123,602
Smart & Final Stores Inc.[a,b]	170,125	2,756,025
SpartanNash Co.	261,883	7,937,674
SUPERVALU Inc.[a]	1,821,085	10,489,450
United Natural Foods Inc.[a,b]	27,044	1,089,873
Village Super Market Inc. Class A	48,818	1,179,443
Weis Markets Inc.	76,109	3,429,471

		36,740,093
FOOD PRODUCTS — 2.47%
Alico Inc.	24,305	671,061
Amplify Snack Brands Inc.[a,b]	42,582	609,774
Arcadia Biosciences Inc.[a,b]	38,662	107,480
B&G Foods Inc.	22,734	791,371
Darling Ingredients Inc.[a]	1,148,220	15,122,057
Dean Foods Co.[b]	352,017	6,096,934
Fresh Del Monte Produce Inc.	231,901	9,756,075
John B Sanfilippo & Son Inc.	43,086	2,976,812
Lancaster Colony Corp.	44,825	4,956,300
Landec Corp.[a,b]	149,079	1,565,330
Omega Protein Corp.[a]	150,691	2,552,706
Post Holdings Inc.[a,b]	426,677	29,342,577
Sanderson Farms Inc.[b]	155,296	14,004,593
Seaboard Corp.[a,b]	1,679	5,042,054
Seneca Foods Corp. Class Aa,b	51,566	1,791,403
Snyder’s-Lance Inc.	346,400	10,904,672
Tootsie Roll Industries Inc.[b]	86,705	3,029,482
TreeHouse Foods Inc.[a,b]	390,610	33,885,418

		143,206,099
GAS UTILITIES — 3.00%
Chesapeake Utilities Corp.	105,399	6,636,975
Laclede Group Inc. (The)	300,130	20,333,807
New Jersey Resources Corp.	593,633	21,626,050
Northwest Natural Gas Co.	189,134	10,184,866
ONE Gas Inc.	364,091	22,245,960
Piedmont Natural Gas Co. Inc.	545,673	32,647,616
South Jersey Industries Inc.	473,930	13,483,309
Southwest Gas Corp.	324,489	21,367,601
WGL Holdings Inc.	344,747	24,949,340

		173,475,524
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Analogic Corp.	78,313	6,187,510
AngioDynamics Inc.[a]	176,175	2,165,191
Anika Therapeutics Inc.[a,b]	22,216	993,500
AtriCure Inc.[a]	46,987	790,791
Cardiovascular Systems Inc.[a,b]	11,744	121,785
Cerus Corp.[a,b]	103,033	610,986
ConforMIS Inc.[a,b]	11,440	122,980
CONMED Corp.	191,217	8,019,641
CryoLife Inc.	179,964	1,934,613
Cutera Inc.[a]	27,301	307,136
Cynosure Inc. Class Aa,b	12,240	540,029
EndoChoice Holdings Inc.[a,b]	7,259	37,819

Security	Shares	Value

Entellus Medical Inc.[a]	5,530	$100,591
Exactech Inc.[a]	71,454	1,447,658
Glaukos Corp.[a,b]	7,625	128,558
Greatbatch Inc.[a,b]	176,685	6,297,053
Haemonetics Corp.[a,b]	186,237	6,514,570
Halyard Health Inc.[a]	321,696	9,242,326
ICU Medical Inc.[a,b]	34,673	3,609,459
Integra LifeSciences Holdings Corp.[a,b]	109,746	7,392,491
Invacare Corp.	222,241	2,926,914
Invuity Inc.[a,b]	5,083	36,699
Lantheus Holdings Inc.[a]	13,550	25,610
LeMaitre Vascular Inc.	53,436	829,327
LivaNova PLC[a,b]	92,957	5,017,819
Meridian Bioscience Inc.	46,620	960,838
Merit Medical Systems Inc.[a]	304,593	5,631,925
Novocure Ltd.[a,b]	9,478	137,241
Nuvectra Corp.	58,896	318,627
OraSure Technologies Inc.[a,b]	362,029	2,617,470
Orthofix International NVa,b	130,757	5,429,031
Oxford Immunotec Global PLC[a,b]	8,828	87,485
Penumbra Inc.[a]	5,174	238,004
Quidel Corp.[a,b]	110,282	1,903,467
Rockwell Medical Inc.[a,b]	35,551	266,988
RTI Surgical Inc.[a]	66,806	267,224
SeaSpine Holdings Corp.[a]	32,130	470,383
SurModics Inc.[a,b]	74,774	1,376,589
TransEnterix Inc.[a,b]	286,917	1,219,397
Unilife Corp.[a,b]	128,626	87,466
Wright Medical Group NVa,b	295,696	4,908,554

		91,321,745
HEALTH CARE PROVIDERS & SERVICES — 1.54%
Aceto Corp.	25,068	590,602
Addus HomeCare Corp.[a,b]	38,828	667,453
Alliance HealthCare Services Inc.[a,b]	22,214	159,719
Almost Family Inc.[a]	50,257	1,871,571
Amedisys Inc.[a,b]	39,424	1,905,756
Amsurg Corp.[a,b]	283,354	21,138,209
BioScrip Inc.[a,b]	468,692	1,003,001
Cross Country Healthcare Inc.[a,b]	88,178	1,025,510
Ensign Group Inc. (The)	24,544	555,676
Five Star Quality Care Inc.[a]	290,808	665,950
Genesis Healthcare Inc.[a,b]	129,425	300,266
Healthways Inc.[a]	218,145	2,201,083
Kindred Healthcare Inc.[b]	576,040	7,114,094
LHC Group Inc.[a,b]	84,026	2,987,965
Magellan Health Inc.[a,b]	173,097	11,758,479
National Healthcare Corp.	70,329	4,381,497
National Research Corp. Class A	8,994	139,857
Owens & Minor Inc.[b]	438,134	17,709,376
PharMerica Corp.[a]	212,228	4,692,361
Select Medical Holdings Corp.	45,426	536,481
Surgery Partners Inc.[a,b]	45,259	600,134
Surgical Care Affiliates Inc.[a,b]	8,357	386,762
Teladoc Inc.[a,b]	14,652	140,659
Triple-S Management Corp. Class Ba	169,116	4,204,224
Trupanion Inc.[a,b]	16,474	162,269
Universal American Corp./NYb	351,171	2,507,361

		89,406,315

66

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.02%
Evolent Health Inc.[a,b]	20,060	$211,833
Vocera Communications Inc.[a]	62,297	794,287

		1,006,120
HOTELS, RESTAURANTS & LEISURE — 1.15%
Belmond Ltd.[a]	676,070	6,415,904
Biglari Holdings Inc.[a,b]	11,488	4,270,204
Bob Evans Farms Inc./DE	126,659	5,913,709
Bravo Brio Restaurant Group Inc.[a,b]	14,586	113,041
Caesars Acquisition Co. Class Aa,b	325,012	1,989,073
Caesars Entertainment Corp.[a,b]	380,780	2,589,304
Carrols Restaurant Group Inc.[a]	35,622	514,382
Cracker Barrel Old Country Store Inc.[b]	8,692	1,327,008
Del Frisco’s Restaurant Group Inc.[a]	155,077	2,571,177
Denny’s Corp.[a,b]	163,306	1,691,850
DineEquity Inc.	7,637	713,525
Eldorado Resorts Inc.[a,b]	101,258	1,158,391
Empire Resorts Inc.[a,b]	1,191	16,257
Fogo De Chao Inc.[a,b]	6,324	98,718
International Speedway Corp. Class A	192,653	7,110,822
Intrawest Resorts Holdings Inc.[a,b]	109,749	938,354
Isle of Capri Casinos Inc.[a]	7,579	106,106
J Alexander’s Holdings Inc.[a]	93,598	988,395
Kona Grill Inc.[a,b]	29,387	380,562
Marcus Corp. (The)	127,851	2,422,776
Marriott Vacations Worldwide Corp.	70,176	4,736,880
Monarch Casino & Resort Inc.[a]	68,555	1,334,080
Morgans Hotel Group Co.[a,b]	121,725	167,980
Noodles & Co.[a,b]	26,760	317,374
Penn National Gaming Inc.[a,b]	515,333	8,600,908
Planet Fitness Inc. Class Aa	43,345	703,923
Ruby Tuesday Inc.[a]	432,587	2,327,318
Ruth’s Hospitality Group Inc.	83,866	1,543,973
Shake Shack Inc. Class Aa,b	5,211	194,475
Sonic Corp.[b]	94,675	3,328,773
Speedway Motorsports Inc.	83,175	1,649,360
Wingstop Inc.[a,b]	8,367	189,764

		66,424,366
HOUSEHOLD DURABLES — 1.87%
Bassett Furniture Industries Inc.	37,407	1,191,787
Beazer Homes USA Inc.[a,b]	226,984	1,979,300
CalAtlantic Group Inc.	417,641	13,957,562
Cavco Industries Inc.[a]	13,356	1,248,252
Century Communities Inc.[a,b]	95,696	1,633,531
CSS Industries Inc.	65,925	1,841,285
Ethan Allen Interiors Inc.	177,120	5,635,958
Flexsteel Industries Inc.	40,102	1,751,655
Green Brick Partners Inc.[a,b]	145,847	1,106,979
Helen of Troy Ltd.[a]	116,871	12,118,354
Hooker Furniture Corp.	68,916	2,263,891
Hovnanian Enterprises Inc. Class Aa,b	808,479	1,261,227
iRobot Corp.[a,b]	168,495	5,947,874
KB Home	522,387	7,459,686
La-Z-Boy Inc.	219,483	5,868,975
LGI Homes Inc.[a,b]	73,013	1,767,645
Libbey Inc.	9,806	182,392
Lifetime Brands Inc.	76,439	1,151,936
M/I Homes Inc.[a,b]	139,131	2,594,793

Security	Shares	Value

MDC Holdings Inc.	177,649	$4,451,884
Meritage Homes Corp.[a,b]	255,972	9,332,739
NACCO Industries Inc. Class A	29,488	1,692,906
New Home Co. Inc. (The)[a,b]	61,531	754,370
Skullcandy Inc.[a,b]	98,375	350,215
Taylor Morrison Home Corp. Class Aa,b	224,502	3,169,968
TRI Pointe Group Inc.[a,b]	1,057,638	12,458,976
Universal Electronics Inc.[a]	16,631	1,030,956
WCI Communities Inc.[a,b]	108,916	2,023,659
William Lyon Homes Class Aa,b	115,027	1,666,741
ZAGG Inc.[a,b]	14,077	126,834

		108,022,330
HOUSEHOLD PRODUCTS — 0.19%
Central Garden & Pet Co. Class Aa	261,738	4,263,712
HRG Group Inc.[a]	305,180	4,251,158
Oil-Dri Corp. of America	33,863	1,143,892
Orchids Paper Products Co.[b]	46,177	1,270,329

		10,929,091
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.85%
Abengoa Yield PLC	340,412	6,052,525
Atlantic Power Corp.	862,861	2,122,638
Dynegy Inc.[a,b]	834,870	11,997,082
NRG Yield Inc. Class A	240,322	3,261,170
NRG Yield Inc. Class C	435,265	6,198,174
Ormat Technologies Inc.	151,576	6,250,994
Pattern Energy Group Inc.	384,860	7,339,280
Talen Energy Corp.[a,b]	580,514	5,224,626
TerraForm Global Inc. Class A	228,510	543,854
Vivint Solar Inc.[a,b]	52,874	140,116

		49,130,459
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	229,215	3,672,024

		3,672,024
INSURANCE — 4.49%
Ambac Financial Group Inc.[a,b]	275,800	4,357,640
American Equity Investment Life Holding Co.	560,634	9,418,651
AMERISAFE Inc.	131,019	6,883,738
Argo Group International Holdings Ltd.	193,582	11,109,671
Atlas Financial Holdings Inc.[a]	39,221	711,469
Baldwin & Lyons Inc. Class B	66,560	1,638,042
Citizens Inc./TXa,b	346,123	2,505,931
CNO Financial Group Inc.	1,289,442	23,106,801
Crawford & Co. Class B	133,619	865,851
Donegal Group Inc. Class A	59,088	849,685
EMC Insurance Group Inc.	54,842	1,406,697
Employers Holdings Inc.	86,094	2,422,685
Enstar Group Ltd.[a]	63,228	10,279,608
FBL Financial Group Inc. Class A	67,321	4,141,588
Federated National Holding Co.	99,781	1,961,694
Fidelity & Guaranty Life	78,793	2,067,528
First American Financial Corp.	751,376	28,634,939
Global Indemnity PLC[a]	58,671	1,826,428
Greenlight Capital Re Ltd. Class Aa,b	202,074	4,403,192
Hallmark Financial Services Inc.[a,b]	102,102	1,174,173
HCI Group Inc.	53,404	1,778,353

67

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Heritage Insurance Holdings Inc.	62,314	$995,155
Horace Mann Educators Corp.	284,174	9,005,474
Independence Holding Co.	47,454	755,468
Infinity Property & Casualty Corp.	79,025	6,361,513
James River Group Holdings Ltd.	77,421	2,497,601
Kemper Corp.	301,757	8,922,955
Maiden Holdings Ltd.	310,706	4,020,536
MBIA Inc.[a,b]	813,482	7,199,316
National General Holdings Corp.	249,681	5,390,613
National Interstate Corp.	39,705	1,187,974
National Western Life Group Inc.	15,378	3,546,628
Navigators Group Inc. (The)[a,b]	73,327	6,149,936
OneBeacon Insurance Group Ltd. Class A	159,476	2,030,129
Primerica Inc.[b]	335,717	14,949,478
RLI Corp.	298,193	19,937,184
Safety Insurance Group Inc.	103,370	5,898,292
Selective Insurance Group Inc.	392,607	14,373,342
State Auto Financial Corp.	104,703	2,309,748
State National Companies Inc.	203,141	2,559,577
Stewart Information Services Corp.	157,799	5,724,948
Third Point Reinsurance Ltd.[a,b]	543,511	6,179,720
United Fire Group Inc.	140,583	6,160,347
United Insurance Holdings Corp.	121,242	2,329,059

		260,029,357
INTERNET & CATALOG RETAIL — 0.32%
Duluth Holdings Inc.[a,b]	19,089	372,045
EVINE Live Inc.[a]	338,072	395,544
FTD Companies Inc.[a,b]	126,703	3,325,954
Lands’ End Inc.[a,b]	95,003	2,423,526
Liberty TripAdvisor Holdings Inc. Class Aa	366,281	8,116,787
Shutterfly Inc.[a,b]	88,364	4,097,439

		18,731,295
INTERNET SOFTWARE & SERVICES — 0.45%
Actua Corp.[a,b]	278,895	2,524,000
Alarm.com Holdings Inc.[a,b]	12,216	289,519
Amber Road Inc.[a,b]	5,654	30,588
Appfolio Inc.[a,b]	8,540	104,529
Bankrate Inc.[a]	431,011	3,952,371
Bazaarvoice Inc.[a,b]	228,691	720,377
Blucora Inc.[a,b]	282,559	1,458,004
Brightcove Inc.[a]	17,157	107,060
Care.com Inc.[a,b]	115,979	713,271
DHI Group Inc.[a,b]	188,968	1,524,972
Everyday Health Inc.[a]	14,435	80,836
inContact Inc.[a,b]	44,572	396,245
Instructure Inc.[a,b]	22,482	403,327
IntraLinks Holdings Inc.[a,b]	133,206	1,049,663
Limelight Networks Inc.[a]	409,658	741,481
Liquidity Services Inc.[a,b]	162,154	839,958
Marchex Inc. Class B	224,350	998,357
Marin Software Inc.[a,b]	205,147	619,544
Monster Worldwide Inc.[a,b]	639,412	2,084,483
QuinStreet Inc.[a]	239,497	819,080
RealNetworks Inc.[a,b]	156,101	633,770
Reis Inc.	20,553	484,023
RetailMeNot Inc.[a]	229,269	1,836,445
Rocket Fuel Inc.[a,b]	180,726	569,287
SciQuest Inc.[a,b]	81,126	1,126,029
TechTarget Inc.[a,b]	94,486	701,086

Security	Shares	Value

United Online Inc.[a]	100,489	$1,159,643
Xactly Corp.[a]	11,699	80,138

		26,048,086
IT SERVICES — 1.36%
6D Global Technologies Inc.[a,b]	36,796	11,039
Acxiom Corp.[a,b]	542,985	11,641,598
CACI International Inc. Class Aa,b	167,878	17,912,582
Cass Information Systems Inc.	34,165	1,788,538
CIBER Inc.[a]	555,970	1,173,097
Convergys Corp.	685,845	19,045,916
Datalink Corp.[a]	125,321	1,145,434
Everi Holdings Inc.[a,b]	445,817	1,020,921
ExlService Holdings Inc.[a]	16,346	846,723
ManTech International Corp./VA Class A	168,578	5,392,810
ModusLink Global Solutions Inc.[a,b]	247,480	363,796
MoneyGram International Inc.[a]	209,744	1,283,633
NeuStar Inc. Class Aa,b	28,096	691,161
Perficient Inc.[a]	81,689	1,774,285
PFSweb Inc.[a,b]	7,447	97,705
ServiceSource International Inc.[a,b]	164,529	700,893
Sykes Enterprises Inc.[a]	269,420	8,131,095
TeleTech Holdings Inc.	52,539	1,458,483
Travelport Worldwide Ltd.	216,583	2,958,524
Unisys Corp.[a,b]	130,581	1,005,474

		78,443,707
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	53,782	903,538
Black Diamond Inc.[a,b]	144,934	655,102
Callaway Golf Co.	543,371	4,955,543
Escalade Inc.	51,004	600,317
JAKKS Pacific Inc.[a,b]	103,657	771,208
Johnson Outdoors Inc. Class A	37,058	823,429
MCBC Holdings Inc.[a]	14,831	208,820
Performance Sports Group Ltd.[a]	292,032	928,662

		9,846,619
LIFE SCIENCES TOOLS & SERVICES — 0.20%
Affymetrix Inc.[a,b]	383,165	5,368,142
Harvard Bioscience Inc.[a]	229,966	694,497
Luminex Corp.[a,b]	279,093	5,414,404

		11,477,043
MACHINERY — 2.44%
Accuride Corp.[a]	22,116	34,280
Actuant Corp. Class A	414,663	10,246,323
Alamo Group Inc.	67,023	3,733,851
Albany International Corp. Class A	169,305	6,364,175
Altra Industrial Motion Corp.	36,277	1,007,775
American Railcar Industries Inc.[b]	44,971	1,831,669
Astec Industries Inc.	132,190	6,169,307
Barnes Group Inc.	379,760	13,302,993
Briggs & Stratton Corp.	308,469	7,378,578
Chart Industries Inc.[a]	210,635	4,574,992
CIRCOR International Inc.	118,221	5,484,272
CLARCOR Inc.	19,276	1,113,960
Columbus McKinnon Corp./NY	141,706	2,233,287
Douglas Dynamics Inc.	119,162	2,730,001

68

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

EnPro Industries Inc.	63,892	$3,685,290
ESCO Technologies Inc.	180,159	7,022,598
ExOne Co. (The)[a,b]	72,553	953,346
Federal Signal Corp.	431,820	5,725,933
FreightCar America Inc.	42,052	655,170
Global Brass & Copper Holdings Inc.	17,384	433,731
Gorman-Rupp Co. (The)	102,788	2,665,293
Graham Corp.	69,449	1,382,730
Hurco Companies Inc.	45,996	1,517,408
Hyster-Yale Materials Handling Inc.	47,751	3,180,217
Kadant Inc.	63,812	2,881,750
LB Foster Co. Class A	70,243	1,275,613
Lindsay Corp.[b]	11,869	849,939
Lydall Inc.[a]	77,761	2,528,788
Meritor Inc.[a,b]	278,244	2,242,647
Milacron Holdings Corp.[a,b]	58,302	961,400
Miller Industries Inc./TN	74,594	1,512,766
Mueller Industries Inc.	129,955	3,823,276
Navistar International Corp.[a,b]	331,771	4,153,773
Standex International Corp.	23,739	1,847,132
Tennant Co.	8,920	459,202
Titan International Inc.	288,322	1,551,172
TriMas Corp.[a,b]	297,107	5,205,315
Twin Disc Inc.	57,672	584,217
Watts Water Technologies Inc. Class A	195,803	10,794,619
Woodward Inc.	133,085	6,923,082

		141,021,870
MARINE — 0.06%
Eagle Bulk Shipping Inc.[a,b]	153,230	55,163
Golden Ocean Group Ltd.[a,b]	450,914	313,385
Matson Inc.	24,301	976,171
Navios Maritime Holdings Inc.[b]	547,761	618,970
Safe Bulkers Inc.[b]	255,127	204,994
Scorpio Bulkers Inc.[a,b]	313,931	1,029,694
Ultrapetrol Bahamas Ltd.[a,b]	155,517	41,990

		3,240,367
MEDIA — 1.81%
AMC Entertainment Holdings Inc. Class A	137,835	3,858,002
Carmike Cinemas Inc.[a]	160,844	4,831,754
Central European Media Enterprises Ltd. Class Aa,b	134,419	342,768
Crown Media Holdings Inc. Class Aa	44,154	224,302
Cumulus Media Inc. Class Aa,b	971,855	451,232
Daily Journal Corp.[a,b]	7,708	1,508,379
DreamWorks Animation SKG Inc. Class Aa,b	525,677	13,115,641
Entercom Communications Corp. Class Aa	177,519	1,878,151
Entravision Communications Corp. Class A	22,595	168,107
Eros International PLC[a,b]	194,782	2,241,941
EW Scripps Co. (The) Class A	146,896	2,290,109
Harte-Hanks Inc.	346,546	876,761
Hemisphere Media Group Inc.[a,b]	66,625	874,786
Journal Media Group Inc.	157,894	1,888,412
MDC Partners Inc. Class A	219,106	5,170,902
Media General Inc.[a,b]	662,271	10,801,640
Meredith Corp.	254,816	12,103,760
National CineMedia Inc.	321,661	4,892,464
New Media Investment Group Inc.	310,425	5,165,472
New York Times Co. (The) Class A	765,255	9,535,077
Reading International Inc. Class Aa,b	86,542	1,036,773
Saga Communications Inc. Class A	25,125	1,006,507

Security	Shares	Value

Scholastic Corp.	185,526	$6,933,107
Sizmek Inc.[a,b]	144,876	420,140
Time Inc.	760,436	11,741,132
Townsquare Media Inc. Class Aa,b	47,998	538,058
Tribune Publishing Co.	78,074	602,731

		104,498,108
METALS & MINING — 1.48%
AK Steel Holding Corp.[a,b]	1,240,831	5,124,632
Carpenter Technology Corp.	324,571	11,110,065
Century Aluminum Co.[a,b]	318,578	2,245,975
Cliffs Natural Resources Inc.[a,b]	1,250,082	3,750,246
Coeur Mining Inc.[a,b]	947,164	5,323,062
Commercial Metals Co.	802,046	13,610,721
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Handy & Harman Ltd.[a]	14,999	410,223
Haynes International Inc.	80,364	2,933,286
Hecla Mining Co.[b]	2,579,571	7,171,207
Kaiser Aluminum Corp.	78,855	6,666,402
Materion Corp.	139,059	3,682,282
Olympic Steel Inc.	47,938	829,807
Real Industry Inc.[a,b]	61,477	534,850
Ryerson Holding Corp.[a,b]	65,041	361,628
Schnitzer Steel Industries Inc. Class A	183,037	3,375,202
Stillwater Mining Co.[a,b]	564,530	6,012,244
SunCoke Energy Inc.	125,569	816,199
TimkenSteel Corp.	274,153	2,494,792
Worthington Industries Inc.	255,586	9,109,085

		85,563,642
MULTI-UTILITIES — 1.09%
Avista Corp.	432,345	17,631,029
Black Hills Corp.	354,842	21,336,649
NorthWestern Corp.	326,064	20,134,452
Unitil Corp.	96,265	4,090,300

		63,192,430
MULTILINE RETAIL — 0.08%
Fred’s Inc. Class A	259,690	3,871,978
Ollie’s Bargain Outlet Holdings Inc.[a,b]	17,505	410,142
Tuesday Morning Corp.[a,b]	52,816	432,035

		4,714,155
OIL, GAS & CONSUMABLE FUELS — 2.66%
Abraxas Petroleum Corp.[a,b]	640,407	646,811
Adams Resources & Energy Inc.	14,711	588,146
Alon USA Energy Inc.	216,345	2,232,680
Approach Resources Inc.[a,b]	247,053	286,582
Ardmore Shipping Corp.	128,544	1,086,197
Bill Barrett Corp.[a,b]	351,777	2,188,053
Bonanza Creek Energy Inc.[a,b]	340,410	541,252
Callon Petroleum Co.[a]	666,809	5,901,260
Carrizo Oil & Gas Inc.[a,b]	381,738	11,803,339
Clayton Williams Energy Inc.[a,b]	40,047	357,219
Clean Energy Fuels Corp.[a,b]	534,764	1,566,859
Cloud Peak Energy Inc.[a,b]	410,840	801,138
Contango Oil & Gas Co.[a,b]	124,115	1,463,316
Delek U.S. Holdings Inc.	179,802	2,740,183
DHT Holdings Inc.	649,138	3,739,035

69

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Dorian LPG Ltd.[a,b]	170,669	$1,604,289
Earthstone Energy Inc.[a,b]	10,089	122,178
Eclipse Resources Corp.[a,b]	327,996	472,314
Energy Fuels Inc./Canada[a,b]	169,497	374,588
Energy XXI Ltd.[b]	644,361	401,372
Erin Energy Corp.[a,b]	86,543	162,701
EXCO Resources Inc.[a,b]	1,081,722	1,069,931
Frontline Ltd.[b]	331,485	2,774,529
GasLog Ltd.[b]	289,880	2,823,431
Gastar Exploration Inc.[a,b]	555,721	611,293
Gener8 Maritime Inc.[a]	108,050	762,833
Green Plains Inc.	261,052	4,166,390
Halcon Resourses Corp.[a,b]	498,421	479,032
Hallador Energy Co.	54,471	248,932
Jones Energy Inc. Class Aa,b	197,659	658,204
Matador Resources Co.[a,b]	224,703	4,260,369
Navios Maritime Acquisition Corp.	574,529	913,501
Nordic American Tankers Ltd.[b]	617,529	8,700,984
Northern Oil and Gas Inc.[a,b]	432,607	1,726,102
Oasis Petroleum Inc.[a,b]	1,250,424	9,103,087
Pacific Ethanol Inc.[a,b]	214,926	1,005,854
Panhandle Oil and Gas Inc. Class A	60,589	1,048,796
Par Pacific Holdings Inc.[a,b]	11,109	208,405
Parsley Energy Inc. Class Aa	447,622	10,116,257
PDC Energy Inc.[a]	320,221	19,037,138
Peabody Energy Corp.[b]	126,393	293,232
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	301,773	2,848,737
REX American Resources Corp.[a,b]	39,676	2,200,828
Rex Energy Corp.[a,b]	328,708	252,546
Ring Energy Inc.[a,b]	164,199	829,205
RSP Permian Inc.[a,b]	454,073	13,186,280
Sanchez Energy Corp.[a,b]	348,481	1,913,161
Scorpio Tankers Inc.	1,246,176	7,265,206
Ship Finance International Ltd.[b]	408,870	5,679,204
Stone Energy Corp.[a,b]	397,323	313,885
Synergy Resources Corp.[a,b]	736,973	5,726,280
Teekay Tankers Ltd. Class A	655,049	2,404,030
TransAtlantic Petroleum Ltd.[a]	178,666	134,000
Triangle Petroleum Corp.[a,b]	318,851	172,913
Ultra Petroleum Corp.[a,b]	534,127	265,995
W&T Offshore Inc.[a,b]	240,090	525,797
Westmoreland Coal Co.[a,b]	121,716	877,572

		153,683,451
PAPER & FOREST PRODUCTS — 0.30%
Boise Cascade Co.[a]	43,756	906,624
Louisiana-Pacific Corp.[a,b]	81,753	1,399,611
Neenah Paper Inc.	52,164	3,320,760
PH Glatfelter Co.	301,546	6,251,049
Schweitzer-Mauduit International Inc.	175,018	5,509,567

		17,387,611
PERSONAL PRODUCTS — 0.14%
Elizabeth Arden Inc.[a,b]	183,221	1,500,580
Inter Parfums Inc.	70,405	2,175,515
Nature’s Sunshine Products Inc.	71,200	683,520
Nutraceutical International Corp.[a,b]	59,849	1,457,323
Revlon Inc. Class Aa,b	59,127	2,152,814
Synutra International Inc.[a,b]	26,920	133,792

		8,103,544

Security	Shares	Value

PHARMACEUTICALS — 0.37%
Aclaris Therapeutics Inc.[a,b]	4,101	$77,714
Amphastar Pharmaceuticals Inc.[a,b]	73,492	881,904
Aratana Therapeutics Inc.[a,b]	20,689	114,203
Assembly Biosciences Inc.[a]	7,539	37,846
Dermira Inc.[a,b]	68,261	1,411,637
Endocyte Inc.[a]	257,409	797,968
Innoviva Inc.[b]	75,293	947,939
Medicines Co. (The)[a,b]	412,879	13,117,166
MyoKardia Inc.[a,b]	4,445	47,606
Neos Therapeutics Inc.[a,b]	3,862	41,671
Omeros Corp.[a,b]	17,073	261,900
Theravance Biopharma Inc.[a,b]	200,439	3,768,253
Zynerba Pharmaceuticals Inc.[a,b]	1,666	15,744

		21,521,551
PROFESSIONAL SERVICES — 0.98%
Acacia Research Corp.[b]	356,709	1,351,927
CBIZ Inc.[a,b]	343,231	3,463,201
CDI Corp.	96,115	603,602
CRA International Inc.[a]	61,963	1,216,953
Exponent Inc.	9,357	477,300
Franklin Covey Co.[a,b]	75,310	1,324,703
FTI Consulting Inc.[a,b]	263,780	9,366,828
Heidrick & Struggles International Inc.	119,874	2,841,014
Hill International Inc.[a,b]	251,037	845,995
Huron Consulting Group Inc.[a,b]	131,156	7,631,968
ICF International Inc.[a]	136,168	4,680,094
Kelly Services Inc. Class A	208,633	3,989,063
Korn/Ferry International	159,004	4,498,223
Mistras Group Inc.[a]	50,735	1,256,706
Navigant Consulting Inc.[a]	335,159	5,298,864
Pendrell Corp.[a,b]	1,119,030	593,086
Resources Connection Inc.	210,529	3,275,831
RPX Corp.[a,b]	331,173	3,729,008
TriNet Group Inc.[a,b]	22,169	318,125
Volt Information Sciences Inc.[a,b]	26,200	197,286

		56,959,777
REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.88%
Acadia Realty Trust[b]	477,739	16,782,971
AG Mortgage Investment Trust Inc.[b]	196,341	2,566,177
Agree Realty Corp.[b]	143,563	5,522,869
Alexander’s Inc.[b]	1,052	400,339
Altisource Residential Corp.	400,151	4,801,812
American Assets Trust Inc.	28,551	1,139,756
American Capital Mortgage Investment Corp.[b]	330,436	4,850,800
Anworth Mortgage Asset Corp.	687,121	3,201,984
Apollo Commercial Real Estate Finance Inc.[b]	403,086	6,570,302
Apollo Residential Mortgage Inc.[b]	223,902	3,004,765
Ares Commercial Real Estate Corp.	189,560	2,075,682
Armada Hoffler Properties Inc.[b]	203,072	2,284,560
ARMOUR Residential REIT Inc.[b]	254,463	5,478,588
Ashford Hospitality Prime Inc.[b]	190,421	2,222,213
Ashford Hospitality Trust Inc.[b]	584,492	3,729,059
Bluerock Residential Growth REIT Inc.[b]	128,873	1,402,138
Capstead Mortgage Corp.[b]	661,525	6,542,482
CatchMark Timber Trust Inc. Class Ab	276,223	2,991,495
Cedar Realty Trust Inc.	594,153	4,295,726
Chatham Lodging Trust[b]	265,356	5,686,579

70

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Chesapeake Lodging Trust	413,505	$10,941,342
Colony Capital Inc.[b]	773,250	12,967,402
Colony Starwood Homes[b]	266,134	6,586,816
CorEnergy Infrastructure Trust Inc.[b]	83,032	1,669,774
Cousins Properties Inc.[b]	1,500,147	15,571,526
CubeSmart	263,224	8,765,359
CyrusOne Inc.[b]	42,214	1,927,069
CYS Investments Inc.[b]	1,097,737	8,935,579
DCT Industrial Trust Inc.[b]	616,010	24,313,915
DiamondRock Hospitality Co.	1,391,330	14,080,260
DuPont Fabros Technology Inc.	283,179	11,477,245
Dynex Capital Inc.	339,409	2,257,070
EastGroup Properties Inc.[b]	178,211	10,758,598
Education Realty Trust Inc.[b]	438,787	18,253,539
EPR Properties[b]	396,402	26,408,301
Equity One Inc.	504,684	14,464,243
FelCor Lodging Trust Inc.[b]	995,076	8,080,017
First Industrial Realty Trust Inc.[b]	765,361	17,404,309
First Potomac Realty Trust[b]	410,229	3,716,675
Franklin Street Properties Corp.[b]	620,616	6,584,736
GEO Group Inc. (The)[b]	518,373	17,971,992
Getty Realty Corp.	177,693	3,523,652
Gladstone Commercial Corp.	151,250	2,477,475
Government Properties Income Trust[b]	449,865	8,030,090
Gramercy Property Trust[b]	2,904,570	24,543,616
Great Ajax Corp.	30,924	346,040
Hannon Armstrong Sustainable Infrastructure Capital Inc.	263,909	5,072,331
Hatteras Financial Corp.[b]	669,270	9,570,561
Healthcare Realty Trust Inc.[b]	696,412	21,512,167
Hersha Hospitality Trust[b]	321,051	6,851,228
Highwoods Properties Inc.[b]	651,620	31,153,952
Hudson Pacific Properties Inc.[b]	515,626	14,911,904
Independence Realty Trust Inc.[b]	219,060	1,559,707
InfraREIT Inc.[a,b]	152,098	2,593,271
Invesco Mortgage Capital Inc.	785,830	9,571,409
Investors Real Estate Trust[b]	849,449	6,167,000
iStar Inc.[a,b]	527,183	5,092,588
Kite Realty Group Trust	580,655	16,089,950
Ladder Capital Corp.	302,599	3,767,358
LaSalle Hotel Properties[b]	783,633	19,833,751
Lexington Realty Trust[b]	1,424,938	12,254,467
LTC Properties Inc.[b]	244,528	11,062,447
Mack-Cali Realty Corp.[b]	617,204	14,504,294
Medical Properties Trust Inc.[b]	1,621,822	21,051,250
Monmouth Real Estate Investment Corp.[b]	440,164	5,233,550
Monogram Residential Trust Inc.[b]	1,158,098	11,418,846
National Health Investors Inc.[b]	170,875	11,366,605
National Storage Affiliates Trust[b]	11,143	236,232
New Residential Investment Corp.	1,597,983	18,584,542
New Senior Investment Group Inc.[b]	569,077	5,861,493
New York Mortgage Trust Inc.[b]	767,318	3,637,087
New York REIT Inc.[b]	1,125,563	11,368,186
NexPoint Residential Trust Inc.	129,350	1,693,192
One Liberty Properties Inc.[b]	88,285	1,978,467
Orchid Island Capital Inc.	147,979	1,534,542
Parkway Properties Inc./Mdb	586,748	9,188,474
Pebblebrook Hotel Trust[b]	498,683	14,496,715
Pennsylvania REIT[b]	480,763	10,504,672
PennyMac Mortgage Investment Trust[b,c]	476,838	6,504,070
Physicians Realty Trust[b]	751,801	13,968,463
Potlatch Corp.	78,051	2,458,606
Preferred Apartment Communities Inc.[b]	152,165	1,929,452
PS Business Parks Inc.	120,784	12,140,000

Security	Shares	Value

QTS Realty Trust Inc. Class Ab	10,686	$506,303
RAIT Financial Trust[b]	615,318	1,932,099
Ramco-Gershenson Properties Trust[b]	547,327	9,868,306
Redwood Trust Inc.[b]	535,382	7,002,797
Resource Capital Corp.[b]	218,653	2,459,846
Retail Opportunity Investments Corp.[b]	689,377	13,870,265
Rexford Industrial Realty Inc.[b]	383,408	6,962,689
RLJ Lodging Trust[b]	550,171	12,587,912
Rouse Properties Inc.	255,165	4,689,933
Sabra Health Care REIT Inc.	384,794	7,730,511
Saul Centers Inc.[b]	9,330	494,677
Select Income REIT[b]	435,284	10,033,296
Silver Bay Realty Trust Corp.[b]	255,253	3,790,507
Sovran Self Storage Inc.[b]	34,600	4,081,070
STAG Industrial Inc.[b]	452,392	9,210,701
STORE Capital Corp.[b]	280,956	7,271,141
Summit Hotel Properties Inc.	607,976	7,277,473
Sun Communities Inc.[b]	295,835	21,184,744
Sunstone Hotel Investors Inc.[b]	1,445,538	20,237,532
Terreno Realty Corp.	297,588	6,978,439
UMH Properties Inc.[b]	161,918	1,606,227
United Development Funding IVb	214,941	687,811
Urstadt Biddle Properties Inc. Class A	154,670	3,240,336
Washington REIT[b]	471,989	13,786,799
Western Asset Mortgage Capital Corp.[b]	289,035	2,904,802
Whitestone REIT[b]	189,177	2,377,955
Xenia Hotels & Resorts Inc.[b]	774,214	12,093,223

		919,197,160
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.77%
Alexander & Baldwin Inc.	337,793	12,390,247
Altisource Asset Management Corp.[a]	1,072	12,650
AV Homes Inc.[a,b]	86,476	982,367
Consolidated-Tomoka Land Co.	20,527	947,116
Forestar Group Inc.[a,b]	231,208	3,014,952
FRP Holdings Inc.[a]	48,784	1,736,711
Kennedy-Wilson Holdings Inc.	582,820	12,763,758
RE/MAX Holdings Inc. Class A	82,354	2,824,742
RMR Group Inc. (The)[a]	48,905	1,223,114
St. Joe Co. (The)[a,b]	378,769	6,495,888
Tejon Ranch Co.[a,b]	94,685	1,947,671

		44,339,216
ROAD & RAIL — 0.29%
ArcBest Corp.	123,003	2,655,635
Celadon Group Inc.	57,988	607,714
Covenant Transportation Group Inc. Class Aa,b	5,232	126,562
Marten Transport Ltd.	150,965	2,826,065
Roadrunner Transportation Systems Inc.[a]	121,235	1,510,588
Universal Truckload Services Inc.	17,715	291,766
USA Truck Inc.[a,b]	41,624	784,196
Werner Enterprises Inc.	234,272	6,362,827
YRC Worldwide Inc.[a,b]	182,121	1,697,368

		16,862,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.50%
Advanced Energy Industries Inc.[a]	129,890	4,518,873
Advanced Micro Devices Inc.[a,b]	2,457,822	7,004,793
Alpha & Omega Semiconductor Ltd.[a]	136,588	1,618,568
Amkor Technology Inc.[a,b]	681,193	4,012,227

71

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Applied Micro Circuits Corp.[a,b]	416,061	$2,687,754
Axcelis Technologies Inc.[a,b]	794,059	2,223,365
Brooks Automation Inc.	467,879	4,865,942
Cabot Microelectronics Corp.	25,802	1,055,560
Cascade Microtech Inc.[a]	18,485	381,161
CEVA Inc.[a,b]	74,147	1,668,307
Cohu Inc.	180,353	2,142,594
Diodes Inc.[a,b]	261,720	5,260,572
DSP Group Inc.[a]	159,173	1,451,658
Entegris Inc.[a,b]	405,478	5,522,610
Exar Corp.[a]	236,301	1,358,731
Fairchild Semiconductor International Inc.[a]	808,135	16,162,700
FormFactor Inc.[a,b]	215,256	1,564,911
Intersil Corp. Class A	913,732	12,216,597
IXYS Corp.	174,289	1,955,522
Kopin Corp.[a,b]	447,630	743,066
Lattice Semiconductor Corp.[a,b]	608,941	3,458,785
Microsemi Corp.[a,b]	60,586	2,321,050
MKS Instruments Inc.	369,827	13,923,986
Nanometrics Inc.[a]	168,965	2,676,406
NeoPhotonics Corp.[a,b]	205,003	2,878,242
NVE Corp.	19,238	1,087,524
PDF Solutions Inc.[a]	15,156	202,787
Photronics Inc.[a,b]	462,344	4,813,001
Power Integrations Inc.	68,653	3,409,308
Rudolph Technologies Inc.[a,b]	187,925	2,567,055
Semtech Corp.[a,b]	306,058	6,730,215
Sigma Designs Inc.[a,b]	250,625	1,704,250
Silicon Laboratories Inc.[a]	85,764	3,855,949
Tessera Technologies Inc.	142,136	4,406,216
Ultra Clean Holdings Inc.[a]	216,728	1,161,662
Ultratech Inc.[a,b]	191,827	4,189,502
Veeco Instruments Inc.[a,b]	279,939	5,453,212
Xcerra Corp.[a]	208,854	1,361,728

		144,616,389
SOFTWARE — 0.98%
American Software Inc./GA Class A	141,651	1,274,859
Bottomline Technologies de Inc.[a]	45,024	1,372,782
Digimarc Corp.[a,b]	4,598	139,319
Digital Turbine Inc.[a,b]	32,360	38,508
EnerNOC Inc.[a,b]	184,728	1,381,765
Epiq Systems Inc.	141,246	2,121,515
Glu Mobile Inc.[a,b]	392,810	1,107,724
Mentor Graphics Corp.	638,193	12,974,464
Park City Group Inc.[a,b]	6,868	62,087
Progress Software Corp.[a,b]	349,940	8,440,553
QAD Inc. Class A	51,944	1,103,810
Rapid7 Inc.[a]	12,150	158,801
Rovi Corp.[a]	572,135	11,734,489
Sapiens International Corp. NV	35,551	425,901
SeaChange International Inc.[a,b]	237,562	1,311,342
Silver Spring Networks Inc.[a,b]	15,430	227,593
Take-Two Interactive Software Inc.[a,b]	283,676	10,686,075
Telenav Inc.[a]	203,679	1,201,706
Verint Systems Inc.[a]	22,693	757,492

		56,520,785
SPECIALTY RETAIL — 2.31%
Abercrombie & Fitch Co. Class A	481,380	15,182,725
America’s Car-Mart Inc./TXa,b	47,675	1,191,875

Security	Shares	Value

American Eagle Outfitters Inc.	143,978	$2,400,113
Ascena Retail Group Inc.[a,b]	972,959	10,760,927
Barnes & Noble Education Inc.[a]	225,591	2,210,792
Barnes & Noble Inc.	351,457	4,344,009
bebe stores inc.[b]	191,635	105,361
Big 5 Sporting Goods Corp.	130,233	1,446,889
Build-A-Bear Workshop Inc.[a,b]	84,661	1,099,746
Burlington Stores Inc.[a]	54,779	3,080,771
Caleres Inc.	278,017	7,865,101
Cato Corp. (The) Class A	150,612	5,806,093
Children’s Place Inc. (The)	105,301	8,789,474
Christopher & Banks Corp.[a,b]	256,696	613,503
Citi Trends Inc.	101,755	1,814,292
Conn’s Inc.[a,b]	166,939	2,080,060
Destination XL Group Inc.[a,b]	192,919	997,391
Express Inc.[a]	56,285	1,205,062
Finish Line Inc. (The) Class A	230,647	4,866,652
Genesco Inc.[a,b]	153,768	11,109,738
Group 1 Automotive Inc.	128,402	7,535,913
Guess? Inc.	429,135	8,054,864
Haverty Furniture Companies Inc.	140,648	2,976,112
Lumber Liquidators Holdings Inc.[a,b]	190,384	2,497,838
MarineMax Inc.[a,b]	87,313	1,699,984
Rent-A-Center Inc./TXb	366,034	5,801,639
Shoe Carnival Inc.	104,280	2,811,389
Sonic Automotive Inc. Class A	206,434	3,814,900
Sportsman’s Warehouse Holdings Inc.[a,b]	74,220	935,172
Stage Stores Inc.	225,360	1,816,402
Stein Mart Inc.	202,418	1,483,724
Tilly’s Inc. Class Aa,b	76,767	513,571
Vitamin Shoppe Inc.[a,b]	167,991	5,201,001
West Marine Inc.[a,b]	129,550	1,177,609
Zumiez Inc.[a,b]	28,425	566,226

		133,856,918
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.21%
Avid Technology Inc.[a,b]	81,649	551,947
CPI Card Group Inc.[b]	27,194	224,079
Imation Corp.[a,b]	234,540	363,537
Pure Storage Inc. Class Aa,b	71,269	975,673
Quantum Corp.[a,b]	1,464,720	893,479
Stratasys Ltd.[a,b]	354,501	9,188,666

		12,197,381
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Cherokee Inc.[a]	6,627	117,894
Columbia Sportswear Co.	59,933	3,601,374
Crocs Inc.[a,b]	115,362	1,109,783
Deckers Outdoor Corp.[a,b]	97,976	5,869,742
Iconix Brand Group Inc.[a,b]	327,710	2,638,066
Movado Group Inc.	112,380	3,093,822
Perry Ellis International Inc.[a]	86,183	1,586,629
Sequential Brands Group Inc.[a]	51,647	330,024
Unifi Inc.[a]	96,865	2,219,177
Vera Bradley Inc.[a,b]	149,583	3,042,518

		23,609,029
THRIFTS & MORTGAGE FINANCE — 3.33%
Anchor BanCorp. Wisconsin Inc.[a]	54,140	2,439,548
Astoria Financial Corp.	626,214	9,919,230

72

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

Bank Mutual Corp.	324,519	$2,456,609
BankFinancial Corp.	130,287	1,539,992
Bear State Financial Inc.[a,b]	92,647	858,838
Beneficial Bancorp. Inc.[a]	571,690	7,826,436
BSB Bancorp. Inc./MAa,b	55,682	1,251,175
Capitol Federal Financial Inc.	974,528	12,922,241
Charter Financial Corp./MD	105,900	1,429,650
Clifton Bancorp. Inc.[b]	177,168	2,678,780
Dime Community Bancshares Inc.	213,970	3,770,151
EverBank Financial Corp.	671,754	10,136,768
Federal Agricultural Mortgage Corp. Class C	68,645	2,589,976
First Defiance Financial Corp.	64,353	2,471,799
Flagstar Bancorp. Inc.[a]	141,950	3,046,247
Fox Chase Bancorp. Inc.	82,673	1,597,242
Hingham Institution for Savings	9,083	1,081,876
HomeStreet Inc.[a]	117,495	2,445,071
IMPAC Mortgage Holdings Inc.[a,b]	6,308	87,492
Kearny Financial Corp./MD	648,004	8,002,849
Meridian Bancorp. Inc.	323,177	4,498,624
Meta Financial Group Inc.	53,264	2,428,838
MGIC Investment Corp.[a,b]	1,298,934	9,962,824
Nationstar Mortgage Holdings Inc.[a,b]	256,870	2,543,013
NMI Holdings Inc. Class Aa	345,754	1,746,058
Northfield Bancorp. Inc.	326,402	5,366,049
Northwest Bancshares Inc.	705,993	9,537,965
OceanFirst Financial Corp.	93,945	1,660,948
Ocwen Financial Corp.[a,b]	738,967	1,825,249
Oritani Financial Corp.	306,087	5,194,296
PennyMac Financial Services Inc. Class Aa,c	93,191	1,095,926
PHH Corp.[a]	307,838	3,860,289
Provident Financial Services Inc.	455,847	9,203,551
Radian Group Inc.	1,256,087	15,575,479
Stonegate Mortgage Corp.[a,b]	81,231	466,266
Territorial Bancorp. Inc.	60,306	1,571,574
TrustCo Bank Corp. NY	666,079	4,036,439
United Community Financial Corp./OH	344,441	2,021,869
United Financial Bancorp. Inc.	277,302	3,491,232
Walker & Dunlop Inc.[a,b]	93,031	2,257,862
Walter Investment Management Corp.[a,b]	246,532	1,883,504
Washington Federal Inc.	656,096	14,860,574
Waterstone Financial Inc.	188,548	2,579,337
WSFS Financial Corp.	202,525	6,586,113

		192,805,849
TOBACCO — 0.15%
Universal Corp./VAb	156,535	8,892,753

		8,892,753
TRADING COMPANIES & DISTRIBUTORS — 1.09%
Aircastle Ltd.[b]	433,433	9,639,550
Applied Industrial Technologies Inc.	167,405	7,265,377
Beacon Roofing Supply Inc.[a]	259,903	10,658,622
CAI International Inc.[a,b]	112,604	1,087,755
DXP Enterprises Inc.[a,b]	59,619	1,046,910
Kaman Corp.	173,324	7,399,201
Lawson Products Inc./DEa	12,288	240,599
MRC Global Inc.[a,b]	716,462	9,414,311
Neff Corp.[a]	44,778	333,148
Rush Enterprises Inc. Class Aa,b	247,944	4,522,499
TAL International Group Inc.	229,197	3,538,802
Textainer Group Holdings Ltd.[b]	151,161	2,243,229

Security	Shares	Value

Titan Machinery Inc.[a,b]	118,308	$1,367,640
Univar Inc.[a]	144,754	2,486,874
Veritiv Corp.[a,b]	55,621	2,072,438

		63,316,955
TRANSPORTATION INFRASTRUCTURE — 0.11%
Wesco Aircraft Holdings Inc.[a]	431,105	6,203,601

		6,203,601
WATER UTILITIES — 0.60%
American States Water Co.	240,493	9,465,805
Artesian Resources Corp. Class A	55,548	1,553,122
California Water Service Group	332,931	8,895,916
Connecticut Water Service Inc.	77,080	3,476,308
Consolidated Water Co. Ltd.	101,233	1,232,006
Middlesex Water Co.	111,585	3,442,397
SJW Corp.	110,128	4,003,153
York Water Co. (The)	82,922	2,530,779

		34,599,486
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a]	111,917	863,999
Leap Wireless International Inc.[f]	304,489	767,312
NTELOS Holdings Corp.[a,b]	121,474	1,117,561
Shenandoah Telecommunications Co.	49,020	1,311,285
Spok Holdings Inc.	143,153	2,506,609

		6,566,766

TOTAL COMMON STOCKS
(Cost: $6,396,201,654)		5,771,863,972

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1

SHORT-TERM INVESTMENTS — 12.43%

MONEY MARKET FUNDS — 12.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	679,427,414	679,427,414
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	34,510,396	34,510,396

73

Schedule of Investments  (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2016

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	5,270,935	$5,270,935

		719,208,745

TOTAL SHORT-TERM INVESTMENTS (Cost: $719,208,745)		719,208,745

TOTAL INVESTMENTS IN SECURITIES — 112.15% (Cost: $7,115,410,399)		6,491,072,718
Other Assets, Less Liabilities — (12.15)%		(703,009,286)

NET ASSETS — 100.00%		$5,788,063,432

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	130	Jun. 2016	ICE Markets Equity	$14,424,800	$440,292

See notes to financial statements.

74

Schedule of Investments

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.64%
Aerojet Rocketdyne Holdings Inc.[a,b]	2,197	$35,987
Astronics Corp.[a]	1,710	65,237
B/E Aerospace Inc.	8,128	374,863
Boeing Co. (The)	49,918	6,336,591
BWX Technologies Inc.	1,579	52,991
Curtiss-Wright Corp.	200	15,134
General Dynamics Corp.	6,453	847,731
HEICO Corp.	1,458	87,670
HEICO Corp. Class A	3,001	142,848
Hexcel Corp.	7,311	319,564
Honeywell International Inc.	59,900	6,711,795
Huntington Ingalls Industries Inc.	3,717	509,006
Lockheed Martin Corp.	14,933	3,307,659
Moog Inc. Class Aa	228	10,415
Northrop Grumman Corp.	4,278	846,616
Rockwell Collins Inc.	10,154	936,300
Sparton Corp.[a,b]	388	6,980
Spirit AeroSystems Holdings Inc. Class Aa	9,387	425,794
TASER International Inc.[a,b]	4,100	80,483
Teledyne Technologies Inc.[a]	692	60,993
Textron Inc.	4,733	172,565
TransDigm Group Inc.[a]	4,095	902,292
United Technologies Corp.	5,880	588,588
Vectrus Inc.[a,b]	714	16,244

		22,854,346
AIR FREIGHT & LOGISTICS — 1.02%
CH Robinson Worldwide Inc.	11,156	828,110
Echo Global Logistics Inc.[a]	2,169	58,910
Expeditors International of Washington Inc.	14,700	717,507
FedEx Corp.	7,438	1,210,311
Forward Air Corp.	2,362	107,046
Hub Group Inc. Class Aa	2,617	106,748
Park-Ohio Holdings Corp.	612	26,206
Radiant Logistics Inc.[a]	1,928	6,883
United Parcel Service Inc. Class B	53,760	5,670,067
XPO Logistics Inc.[a,b]	4,439	136,277

		8,868,065
AIRLINES — 1.23%
Alaska Air Group Inc.	9,992	819,544
Allegiant Travel Co.	1,030	183,402
American Airlines Group Inc.	48,389	1,984,433
Delta Air Lines Inc.	62,565	3,045,664
Hawaiian Holdings Inc.[a]	3,614	170,545
JetBlue Airways Corp.[a]	9,220	194,726
Southwest Airlines Co.	51,266	2,296,717
Spirit Airlines Inc.[a]	5,715	274,206
United Continental Holdings Inc.[a]	27,639	1,654,470
Virgin America Inc.[a]	1,750	67,480

		10,691,187

Security	Shares	Value

AUTO COMPONENTS — 0.53%
American Axle & Manufacturing Holdings Inc.[a]	5,706	$87,815
BorgWarner Inc.	17,476	671,078
Cooper Tire & Rubber Co.	497	18,399
Cooper-Standard Holding Inc.[a,b]	105	7,543
Dana Holding Corp.	6,281	88,499
Delphi Automotive PLC	22,092	1,657,342
Dorman Products Inc.[a,b]	2,074	112,867
Drew Industries Inc.	1,864	120,154
Fox Factory Holding Corp.[a]	1,324	20,932
Gentex Corp.	11,075	173,767
Gentherm Inc.[a]	2,716	112,959
Horizon Global Corp.[a,b]	66	830
Johnson Controls Inc.	10,949	426,683
Lear Corp.	4,497	499,932
Metaldyne Performance Group Inc.	468	7,867
Motorcar Parts of America Inc.[a,b]	1,208	45,880
Stoneridge Inc.[a]	2,047	29,804
Strattec Security Corp.	36	2,066
Tenneco Inc.[a]	4,391	226,180
Tower International Inc.	873	23,746
Visteon Corp.[b]	3,100	246,729

		4,581,072
AUTOMOBILES — 0.28%
Harley-Davidson Inc.	7,974	409,305
Tesla Motors Inc.[a,b]	7,470	1,716,382
Thor Industries Inc.	3,446	219,751
Winnebago Industries Inc.[b]	1,977	44,384

		2,389,822
BANKS — 0.17%
Bank of the Ozarks Inc.	5,962	250,225
BNC Bancorp.	452	9,546
Cardinal Financial Corp.	157	3,195
Eagle Bancorp. Inc.[a]	1,702	81,696
First Financial Bankshares Inc.	2,800	82,824
Hilltop Holdings Inc.[a]	2,065	38,987
Home BancShares Inc./AR	3,549	145,332
Pinnacle Financial Partners Inc.	203	9,959
Renasant Corp.	210	6,911
Signature Bank/New York NYa	3,605	490,713
South State Corp.	104	6,680
SVB Financial Group[a]	2,458	250,839
Texas Capital Bancshares Inc.[a]	238	9,134
Western Alliance Bancorp.[a]	3,371	112,524

		1,498,565
BEVERAGES — 3.74%
Boston Beer Co. Inc. (The)[a,b]	701	129,734
Brown-Forman Corp. Class A	1,915	204,311
Brown-Forman Corp. Class B	8,335	820,748
Castle Brands Inc.[a]	4,989	4,690
Coca-Cola Bottling Co. Consolidated	318	50,804
Coca-Cola Co. (The)	300,443	13,937,551
Coca-Cola Enterprises Inc.	17,918	909,159
Constellation Brands Inc. Class A	12,543	1,895,122
Craft Brew Alliance Inc.[a,b]	416	3,424
Dr Pepper Snapple Group Inc.	14,658	1,310,718

1

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

MGP Ingredients Inc.	816	$19,780
Monster Beverage Corp.[a]	11,494	1,533,070
National Beverage Corp.[a]	820	34,702
PepsiCo Inc.	113,096	11,590,078

		32,443,891
BIOTECHNOLOGY — 6.15%
AbbVie Inc.	126,837	7,244,929
Abeona Therapeutics Inc.[a]	794	2,033
ACADIA Pharmaceuticals Inc.[a]	6,055	169,298
Acceleron Pharma Inc.[a,b]	1,948	51,408
Achillion Pharmaceuticals Inc.[a,b]	8,796	67,905
Acorda Therapeutics Inc.[a,b]	2,958	78,239
Aduro Biotech Inc.[a,b]	623	7,981
Advaxis Inc.[a,b]	2,295	20,724
Aegerion Pharmaceuticals Inc.[a,b]	2,095	7,752
Affimed NVa,b	1,113	4,163
Agenus Inc.[a]	4,648	19,336
Agios Pharmaceuticals Inc.[a,b]	1,937	78,642
Aimmune Therapeutics Inc.[a,b]	757	10,265
Alder Biopharmaceuticals Inc.[a,b]	1,768	43,298
Alexion Pharmaceuticals Inc.[a]	16,547	2,303,673
Alkermes PLC[a]	9,363	320,121
Alnylam Pharmaceuticals Inc.[a]	4,598	288,616
AMAG Pharmaceuticals Inc.[a,b]	2,658	62,197
Amgen Inc.	58,259	8,734,772
Amicus Therapeutics Inc.[a,b]	8,726	73,735
Anacor Pharmaceuticals Inc.[a]	3,107	166,069
Anthera Pharmaceuticals Inc.[a,b]	2,713	9,821
Applied Genetic Technologies Corp./DEa,b	842	11,771
Ardelyx Inc.[a,b]	2,235	17,366
Arena Pharmaceuticals Inc.[a,b]	17,980	35,421
ARIAD Pharmaceuticals Inc.[a,b]	12,919	82,552
Array BioPharma Inc.[a]	8,580	25,311
Arrowhead Research Corp.[a,b]	2,434	11,732
Asterias Biotherapeutics Inc.[a]	801	3,765
Atara Biotherapeutics Inc.[a,b]	1,285	24,454
aTyr Pharma Inc.[a]	450	1,773
Avalanche Biotechnologies Inc.[a,b]	1,460	7,548
Avexis Inc.[a]	319	8,690
Axovant Sciences Ltd.[a,b]	956	10,975
Baxalta Inc.	26,410	1,066,964
Bellicum Pharmaceuticals Inc.[a]	572	5,348
BioCryst Pharmaceuticals Inc.[a,b]	4,654	13,171
Biogen Inc.[a]	17,083	4,447,047
BioMarin Pharmaceutical Inc.[a]	12,319	1,016,071
BioSpecifics Technologies Corp.[a,b]	424	14,764
BioTime Inc.[a,b]	3,462	9,936
Bluebird Bio Inc.[a]	2,707	115,048
Blueprint Medicines Corp.[a,b]	682	12,310
Cara Therapeutics Inc.[a]	1,365	8,490
Catabasis Pharmaceuticals Inc.[a,b]	302	1,522
Catalyst Pharmaceuticals Inc.[a]	5,643	6,602
Celgene Corp.[a]	60,778	6,083,270
Celldex Therapeutics Inc.[a,b]	6,811	25,746
Cellular Biomedicine Group Inc.[a,b]	719	13,409
Cepheid[a]	5,566	185,682
ChemoCentryx Inc.[a]	2,112	5,259
Chiasma Inc.[a,b]	494	4,525
Chimerix Inc.[a,b]	3,432	17,538
Cidara Therapeutics Inc.[a]	339	4,305
Clovis Oncology Inc.[a,b]	2,102	40,358

Security	Shares	Value

Coherus Biosciences Inc.[a,b]	1,750	$37,153
Concert Pharmaceuticals Inc.[a]	1,122	15,327
CorMedix Inc.[a,b]	2,339	6,198
CTI BioPharma Corp.[a]	15,104	8,026
Curis Inc.[a,b]	8,360	13,460
Cytokinetics Inc.[a,b]	1,335	9,412
CytomX Therapeutics Inc.[a,b]	503	6,489
CytRx Corp.[a,b]	4,094	10,972
Dicerna Pharmaceuticals Inc.[a,b]	1,103	5,912
Dimension Therapeutics Inc.[a,b]	323	2,529
Dyax Corp.	12,804	14,212
Dynavax Technologies Corp.[a,b]	2,840	54,642
Eagle Pharmaceuticals Inc./DEa,b	641	25,961
Edge Therapeutics Inc.[a]	532	4,868
Editas Medicine Inc.[a]	465	16,061
Emergent BioSolutions Inc.[a]	1,579	57,397
Enanta Pharmaceuticals Inc.[a,b]	1,215	35,685
Epizyme Inc.[a,b]	3,183	38,578
Esperion Therapeutics Inc.[a,b]	1,001	16,927
Exact Sciences Corp.[a,b]	7,226	48,703
Exelixis Inc.[a,b]	17,035	68,140
Fibrocell Science Inc.[a,b]	1,864	4,660
FibroGen Inc.[a,b]	3,596	76,559
Five Prime Therapeutics Inc.[a,b]	1,817	73,825
Flexion Therapeutics Inc.[a]	1,039	9,559
Foundation Medicine Inc.[a,b]	1,032	18,762
Galena Biopharma Inc.[a,b]	14,279	19,419
Genocea Biosciences Inc.[a,b]	1,352	10,464
Genomic Health Inc.[a]	1,388	34,381
Geron Corp.[a,b]	11,211	32,736
Gilead Sciences Inc.	104,744	9,621,784
Global Blood Therapeutics Inc.[a,b]	466	7,391
Halozyme Therapeutics Inc.[a,b]	7,973	75,504
Heron Therapeutics Inc.[a,b]	2,280	43,297
Idera Pharmaceuticals Inc.[a,b]	6,161	12,199
Ignyta Inc.[a]	810	5,484
Immune Design Corp.[a,b]	841	10,933
ImmunoGen Inc.[a,b]	6,787	57,825
Immunomedics Inc.[a,b]	6,381	15,953
Incyte Corp.[a]	12,009	870,292
Infinity Pharmaceuticals Inc.[a]	3,424	18,044
Inovio Pharmaceuticals Inc.[a,b]	4,947	43,088
Insmed Inc.[a,b]	4,838	61,297
Insys Therapeutics Inc.[a,b]	1,859	29,725
Intercept Pharmaceuticals Inc.[a,b]	1,235	158,660
Intrexon Corp.[a,b]	3,691	125,088
Invitae Corp.[a,b]	453	4,634
Ionis Pharmaceuticals Inc.[a,b]	9,121	369,400
Ironwood Pharmaceuticals Inc.[a]	9,437	103,241
Juno Therapeutics Inc.[a]	883	33,633
Karyopharm Therapeutics Inc.[a,b]	1,721	15,351
Keryx Biopharmaceuticals Inc.[a,b]	7,520	35,118
Kite Pharma Inc.[a,b]	2,486	114,132
La Jolla Pharmaceutical Co.[a]	1,170	24,465
Lexicon Pharmaceuticals Inc.[a,b]	1,051	12,559
Ligand Pharmaceuticals Inc.[a,b]	1,375	147,249
Lion Biotechnologies Inc.[a]	3,395	17,247
MacroGenics Inc.[a]	2,388	44,775
MannKind Corp.[a,b]	18,477	29,748
Medgenics Inc.[a]	1,437	6,323
Medivation Inc.[a]	12,026	552,955
Merrimack Pharmaceuticals Inc.[a,b]	7,979	66,784
MiMedx Group Inc.[a,b]	8,138	71,126

2

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Mirati Therapeutics Inc.[a,b]	953	$20,394
Momenta Pharmaceuticals Inc.[a]	4,561	42,144
Myriad Genetics Inc.[a,b]	5,326	199,352
NantKwest Inc.[a,b]	450	3,699
Natera Inc.[a,b]	677	6,445
Navidea Biopharmaceuticals Inc.[a,b]	8,788	8,300
Neurocrine Biosciences Inc.[a]	6,524	258,024
NewLink Genetics Corp.[a,b]	1,653	30,085
Nivalis Therapeutics Inc.[a]	343	1,430
Northwest Biotherapeutics Inc.[a,b]	3,842	5,609
Novavax Inc.[a,b]	20,343	104,970
Oncocyte Corp.[a]	151	696
OncoMed Pharmaceuticals Inc.[a]	1,263	12,769
Oncothyreon Inc.[a]	8,268	10,500
Ophthotech Corp.[a]	1,816	76,762
OPKO Health Inc.[a,b]	23,217	241,225
Organovo Holdings Inc.[a,b]	6,666	14,465
Osiris Therapeutics Inc.[b]	1,225	6,995
Otonomy Inc.[a]	1,731	25,827
OvaScience Inc.[a,b]	1,745	16,560
Peregrine Pharmaceuticals Inc.[a,b]	20,896	8,787
Pfenex Inc.[a,b]	1,225	12,042
Portola Pharmaceuticals Inc.[a]	3,742	76,337
Progenics Pharmaceuticals Inc.[a,b]	5,177	22,572
Proteon Therapeutics Inc.[a]	577	4,466
Prothena Corp. PLC[a,b]	2,607	107,304
PTC Therapeutics Inc.[a,b]	2,545	16,390
Puma Biotechnology Inc.[a,b]	1,889	55,480
Radius Health Inc.[a,b]	2,503	78,694
Raptor Pharmaceutical Corp.[a]	6,204	28,538
Regeneron Pharmaceuticals Inc.[a]	6,019	2,169,488
REGENXBIO Inc.[a,b]	464	5,011
Regulus Therapeutics Inc.[a,b]	2,122	14,705
Repligen Corp.[a,b]	2,524	67,694
Retrophin Inc.[a]	2,608	35,625
Rigel Pharmaceuticals Inc.[a]	5,148	10,708
Sage Therapeutics Inc.[a,b]	1,320	42,319
Sangamo BioSciences Inc.[a,b]	5,534	33,481
Sarepta Therapeutics Inc.[a,b]	3,393	66,231
Seattle Genetics Inc.[a,b]	7,975	279,843
Seres Therapeutics Inc.[a,b]	583	15,484
Sorrento Therapeutics Inc.[a,b]	2,135	11,486
Spark Therapeutics Inc.[a,b]	642	18,945
Spectrum Pharmaceuticals Inc.[a]	1,103	7,015
Stemline Therapeutics Inc.[a,b]	199	927
Synergy Pharmaceuticals Inc.[a,b]	8,075	22,287
Synta Pharmaceuticals Corp.[a,b]	6,394	1,535
T2 Biosystems Inc.[a]	888	8,756
TESARO Inc.[a,b]	1,737	76,480
TG Therapeutics Inc.[a,b]	2,765	23,558
Threshold Pharmaceuticals Inc.[a,b]	5,398	2,483
Tobira Therapeutics Inc.[a]	148	1,211
Tokai Pharmaceuticals Inc.[a,b]	380	2,132
Trevena Inc.[a]	2,489	20,584
TrovaGene Inc.[a,b]	1,858	8,640
Ultragenyx Pharmaceutical Inc.[a]	2,911	184,295
United Therapeutics Corp.[a]	3,530	393,348
Vanda Pharmaceuticals Inc.[a]	2,524	21,101
Verastem Inc.[a]	191	302
Versartis Inc.[a,b]	142	1,139
Vertex Pharmaceuticals Inc.[a]	18,679	1,484,794
Vitae Pharmaceuticals Inc.[a,b]	996	6,603
Vital Therapies Inc.[a,b]	1,720	15,600

Security	Shares	Value

Voyager Therapeutics Inc.[a]	325	$2,837
vTv Therapeutics Inc. Class Aa	417	2,152
XBiotech Inc.[a,b]	448	4,234
Xencor Inc.[a,b]	2,141	28,732
XOMA Corp.[a]	5,289	4,088
Zafgen Inc.[a]	1,242	8,297
ZIOPHARM Oncology Inc.[a,b]	8,589	63,730

		53,350,762
BUILDING PRODUCTS — 0.41%
AAON Inc.	3,017	84,476
Advanced Drainage Systems Inc.	2,530	53,889
Allegion PLC	7,348	468,141
American Woodmark Corp.[a]	960	71,606
AO Smith Corp.	5,668	432,525
Apogee Enterprises Inc.	2,179	95,636
Armstrong World Industries Inc.[a]	1,866	90,258
Builders FirstSource Inc.[a]	3,918	44,156
Continental Building Products Inc.[a]	2,353	43,672
Fortune Brands Home & Security Inc.	4,214	236,153
Griffon Corp.	621	9,594
Insteel Industries Inc.	1,237	37,815
Lennox International Inc.	3,087	417,332
Masco Corp.	26,907	846,225
Masonite International Corp.[a]	2,284	149,602
NCI Building Systems Inc.[a]	1,959	27,818
Nortek Inc.[a]	687	33,175
Patrick Industries Inc.[a]	908	41,214
PGT Inc.[a]	3,859	37,973
Ply Gem Holdings Inc.[a,b]	1,570	22,058
Quanex Building Products Corp.	196	3,403
Simpson Manufacturing Co. Inc.	271	10,344
Trex Co. Inc.[a,b]	2,413	115,655
USG Corp.[a,b]	7,022	174,216

		3,546,936
CAPITAL MARKETS — 1.14%
Affiliated Managers Group Inc.[a]	4,174	677,858
Ameriprise Financial Inc.	10,733	1,009,009
Artisan Partners Asset Management Inc.	2,642	81,479
Ashford Inc.[a]	75	3,419
Associated Capital Group Inc.[a,b]	449	12,581
Bank of New York Mellon Corp. (The)	9,307	342,777
BGC Partners Inc. Class A	13,731	124,266
BlackRock Inc.[c]	3,073	1,046,572
Charles Schwab Corp. (The)	61,953	1,735,923
Cohen & Steers Inc.	1,581	61,533
Cowen Group Inc. Class Aa,b	454	1,730
Diamond Hill Investment Group Inc.	231	40,970
Eaton Vance Corp. NVS	9,024	302,484
Evercore Partners Inc. Class A	2,808	145,314
Federated Investors Inc. Class B	7,043	203,191
Fifth Street Asset Management Inc.	334	1,022
Financial Engines Inc.	3,883	122,043
GAMCO Investors Inc. Class A	468	17,344
Greenhill & Co. Inc.	2,515	55,833
HFF Inc. Class A	2,825	77,772
Houlihan Lokey Inc.	303	7,545
Interactive Brokers Group Inc. Class A	388	15,256
INTL. FCStone Inc.[a,b]	365	9,756
Invesco Ltd.	4,052	124,680

3

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Investment Technology Group Inc.	359	$7,934
Janus Capital Group Inc.	912	13,343
KCG Holdings Inc. Class Aa	320	3,824
Ladenburg Thalmann Financial Services Inc.[a]	843	2,107
Lazard Ltd. Class A	9,623	373,372
Legg Mason Inc.	2,391	82,920
LPL Financial Holdings Inc.[b]	5,841	144,857
Medley Management Inc.	237	1,303
Moelis & Co. Class A	1,139	32,154
NorthStar Asset Management Group Inc./New York	14,557	165,222
OM Asset Management PLC	1,853	24,738
Pzena Investment Management Inc. Class A	960	7,248
SEI Investments Co.	10,590	455,899
T Rowe Price Group Inc.	19,945	1,465,160
TD Ameritrade Holding Corp.	17,598	554,865
Virtu Financial Inc.	1,444	31,927
Virtus Investment Partners Inc.	23	1,797
Waddell & Reed Financial Inc. Class A	5,955	140,181
Westwood Holdings Group Inc.	645	37,829
WisdomTree Investments Inc.	8,564	97,886
ZAIS Group Holdings Inc.[a]	270	1,312

		9,866,235
CHEMICALS — 2.82%
A Schulman Inc.	1,959	53,324
Air Products & Chemicals Inc.	13,551	1,952,021
Airgas Inc.	1,179	166,994
American Vanguard Corp.	254	4,008
Ashland Inc.	471	51,791
Axalta Coating Systems Ltd.[a]	7,761	226,621
Balchem Corp.	2,343	145,313
Calgon Carbon Corp.	1,845	25,867
Celanese Corp. Series A	826	54,103
CF Industries Holdings Inc.	17,945	562,396
Chase Corp.	419	22,035
Chemours Co. (The)	6,271	43,897
Chemtura Corp.[a]	5,192	137,069
Core Molding Technologies Inc.[a]	591	7,376
Dow Chemical Co. (The)	11,163	567,750
Eastman Chemical Co.	2,920	210,912
Ecolab Inc.	20,204	2,253,150
EI du Pont de Nemours & Co.	32,126	2,034,218
Ferro Corp.[a]	5,721	67,908
FMC Corp.	7,392	298,415
GCP Applied Technologies Inc.[a]	5,568	111,026
Hawkins Inc.	158	5,702
HB Fuller Co.	3,817	162,032
Huntsman Corp.	9,784	130,127
International Flavors & Fragrances Inc.	6,249	710,949
KMG Chemicals Inc.	709	16,357
Koppers Holdings Inc.[a]	1,524	34,244
LSB Industries Inc.[a,b]	568	7,242
LyondellBasell Industries NV Class A	28,028	2,398,636
Minerals Technologies Inc.	2,506	142,466
Monsanto Co.	33,712	2,957,891
NewMarket Corp.	667	264,305
Olin Corp.	5,575	96,838
OMNOVA Solutions Inc.[a]	2,094	11,643
Platform Specialty Products Corp.[a,b]	1,483	12,754
PolyOne Corp.	6,851	207,243
PPG Industries Inc.	20,839	2,323,340
Praxair Inc.	18,442	2,110,687

Security	Shares	Value

Quaker Chemical Corp.	746	$63,306
Rentech Inc.[a]	856	1,900
RPM International Inc.	10,163	481,015
Scotts Miracle-Gro Co. (The) Class A	3,100	225,587
Senomyx Inc.[a,b]	3,038	7,899
Sensient Technologies Corp.	2,282	144,816
Sherwin-Williams Co. (The)	6,201	1,765,239
Solazyme Inc.[a,b]	5,386	10,934
Stepan Co.	746	41,246
Trecora Resources[a,b]	1,493	14,363
Tredegar Corp.	416	6,539
Trinseo SAa,b	851	31,325
Valhi Inc.	705	832
Valspar Corp. (The)	6,226	666,306
WR Grace & Co.[a]	5,568	396,330

		24,446,287
COMMERCIAL SERVICES & SUPPLIES — 0.61%
ARC Document Solutions Inc.[a]	2,977	13,397
Brink’s Co. (The)	3,653	122,704
Casella Waste Systems Inc. Class Aa	489	3,276
CECO Environmental Corp.	437	2,714
Cintas Corp.	6,942	623,461
Clean Harbors Inc.[a]	2,985	147,280
Copart Inc.[a,b]	8,574	349,562
Covanta Holding Corp.	8,583	144,709
Deluxe Corp.	2,071	129,417
G&K Services Inc. Class A	1,086	79,549
Healthcare Services Group Inc.[b]	5,430	199,878
Heritage-Crystal Clean Inc.[a]	78	775
Herman Miller Inc.	4,504	139,129
HNI Corp.	3,357	131,494
InnerWorkings Inc.[a]	1,479	11,758
Interface Inc.	5,116	94,851
KAR Auction Services Inc.	3,594	137,075
Kimball International Inc. Class B	902	10,238
Knoll Inc.	3,802	82,313
Matthews International Corp. Class A	145	7,463
Mobile Mini Inc.	248	8,189
MSA Safety Inc.	1,432	69,237
Multi-Color Corp.	960	51,216
Pitney Bowes Inc.	5,850	126,009
Rollins Inc.	7,206	195,427
RR Donnelley & Sons Co.	8,198	134,447
SP Plus Corp.[a]	1,361	32,746
Steelcase Inc. Class A	6,398	95,458
Stericycle Inc.[a]	6,509	821,371
Team Inc.[a]	2,143	65,104
Tyco International PLC	28,253	1,037,168
U.S. Ecology Inc.	1,712	75,602
Waste Management Inc.	2,914	171,926
West Corp.	505	11,524

		5,326,467
COMMUNICATIONS EQUIPMENT — 0.51%
Aerohive Networks Inc.[a]	1,711	8,538
Alliance Fiber Optic Products Inc.[a]	1,288	19,049
Applied Optoelectronics Inc.[a,b]	1,047	15,611
Arista Networks Inc.[a,b]	2,539	160,211
ARRIS International PLC[a]	5,218	119,597
CalAmp Corp.[a,b]	2,749	49,290

4

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Ciena Corp.[a,b]	9,350	$177,837
Clearfield Inc.[a]	836	13,434
CommScope Holding Co. Inc.[a]	3,488	97,385
Extreme Networks Inc.[a]	616	1,916
F5 Networks Inc.[a]	5,554	587,891
Harmonic Inc.[a]	904	2,956
Harris Corp.	1,602	124,732
Infinera Corp.[a]	10,113	162,415
InterDigital Inc./PA	2,416	134,450
Ixia[a]	4,068	50,687
Juniper Networks Inc.	5,276	134,591
KVH Industries Inc.[a]	909	8,681
Motorola Solutions Inc.	13,563	1,026,719
NetScout Systems Inc.[a]	3,597	82,623
Novatel Wireless Inc.[a,b]	2,514	4,450
Palo Alto Networks Inc.[a]	5,881	959,426
Plantronics Inc.	2,659	104,206
Ruckus Wireless Inc.[a]	5,988	58,742
ShoreTel Inc.[a]	1,045	7,775
Ubiquiti Networks Inc.[a,b]	2,131	70,898
ViaSat Inc.[a,b]	2,744	201,629

		4,385,739
CONSTRUCTION & ENGINEERING — 0.05%
AECOM[a]	1,494	46,000
Argan Inc.	853	29,992
Comfort Systems USA Inc.	2,611	82,951
Dycom Industries Inc.[a]	2,560	165,555
Great Lakes Dredge & Dock Corp.[a]	472	2,105
HC2 Holdings Inc.[a]	898	3,430
NV5 Global Inc.[a,b]	384	10,303
Primoris Services Corp.	1,975	47,993
Quanta Services Inc.[a,b]	2,421	54,618
Valmont Industries Inc.	104	12,879

		455,826
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	3,845	269,573
Headwaters Inc.[a]	5,508	109,279
Martin Marietta Materials Inc.	740	118,037
Summit Materials Inc. Class Aa	2,340	45,513
U.S. Concrete Inc.[a,b]	1,068	63,632
U.S. Lime & Minerals Inc.	12	720
Vulcan Materials Co.	1,302	137,452

		744,206
CONSUMER FINANCE — 0.16%
Ally Financial Inc.[a]	2,576	48,223
American Express Co.	12,180	747,852
Credit Acceptance Corp.[a,b]	638	115,829
Encore Capital Group Inc.[a]	209	5,380
Enova International Inc.[a]	1,704	10,752
First Cash Financial Services Inc.	1,937	89,218
LendingClub Corp.[a,b]	4,982	41,350
PRA Group Inc.[a,b]	3,630	106,686
Regional Management Corp.[a]	52	890
Santander Consumer USA Holdings Inc.[a]	429	4,500
SLM Corp.[a]	30,397	193,325
World Acceptance Corp.[a,b]	374	14,182

		1,378,187

Security	Shares	Value

CONTAINERS & PACKAGING — 0.54%
AEP Industries Inc.	319	$21,054
AptarGroup Inc.	868	68,060
Avery Dennison Corp.	6,484	467,561
Ball Corp.	10,627	757,599
Bemis Co. Inc.	811	41,994
Berry Plastics Group Inc.[a]	5,612	202,874
Crown Holdings Inc.[a]	4,628	229,502
Graphic Packaging Holding Co.	14,286	183,575
International Paper Co.	30,689	1,259,477
Multi Packaging Solutions International Ltd.[a]	876	14,217
Myers Industries Inc.	1,941	24,961
Owens-Illinois Inc.[a]	784	12,513
Packaging Corp. of America	7,449	449,920
Sealed Air Corp.	15,236	731,480
Silgan Holdings Inc.	3,101	164,880
WestRock Co.	1,869	72,947

		4,702,614
DISTRIBUTORS — 0.25%
Core-Mark Holding Co. Inc.	886	72,262
Fenix Parts Inc.[a,b]	817	3,758
Genuine Parts Co.	10,868	1,079,845
LKQ Corp.[a]	23,478	749,653
Pool Corp.	3,314	290,770
VOXX International Corp.[a]	71	317
Weyco Group Inc.	21	559

		2,197,164
DIVERSIFIED CONSUMER SERVICES — 0.21%
2U Inc.[a]	2,059	46,533
Bright Horizons Family Solutions Inc.[a]	2,891	187,279
Capella Education Co.	947	49,850
Carriage Services Inc.	200	4,322
Chegg Inc.[a,b]	2,179	9,718
Collectors Universe Inc.	469	7,785
Grand Canyon Education Inc.[a]	3,625	154,933
H&R Block Inc.	16,796	443,750
Houghton Mifflin Harcourt Co.[a,b]	702	13,998
Liberty Tax Inc.	420	8,228
LifeLock Inc.[a,b]	7,073	85,371
Service Corp. International/U.S.	15,458	381,504
ServiceMaster Global Holdings Inc.[a,b]	7,864	296,316
Sotheby’s	4,245	113,469
Strayer Education Inc.[a,b]	356	17,355
Weight Watchers International Inc.[a,b]	2,059	29,917

		1,850,328
DIVERSIFIED FINANCIAL SERVICES — 0.86%
Berkshire Hathaway Inc. Class Ba	9,287	1,317,640
CBOE Holdings Inc.	6,379	416,740
FactSet Research Systems Inc.	3,181	482,017
GAIN Capital Holdings Inc.	380	2,493
Intercontinental Exchange Inc.	3,176	746,805
Leucadia National Corp.	3,289	53,183
MarketAxess Holdings Inc.	2,886	360,259
McGraw Hill Financial Inc.	20,940	2,072,641
Moody’s Corp.	13,615	1,314,664
Morningstar Inc.	1,486	131,169

5

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

MSCI Inc.	7,946	$588,640
On Deck Capital Inc.[a,b]	875	6,816
Resource America Inc. Class A	189	1,091

		7,494,158
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.27%
8x8 Inc.[a]	2,651	26,669
AT&T Inc.	68,593	2,686,788
Cogent Communications Holdings Inc.	3,693	144,138
Consolidated Communications Holdings Inc.	2,552	65,740
Fairpoint Communications Inc.[a]	1,797	26,739
General Communication Inc. Class Aa	2,672	48,951
IDT Corp. Class B	193	3,009
Inteliquent Inc.	1,054	16,917
Intelsat SAa,b	475	1,197
Level 3 Communications Inc.[a]	2,584	136,564
Lumos Networks Corp.[a]	1,664	21,366
pdvWireless Inc.[a,b]	657	22,561
SBA Communications Corp. Class Aa	4,878	488,629
Straight Path Communications Inc. Class Ba,b	682	21,163
Verizon Communications Inc.	289,988	15,682,551
Vonage Holdings Corp.[a]	1,462	6,681
Windstream Holdings Inc.[b]	7,166	55,035
Zayo Group Holdings Inc.[a,b]	9,768	236,776

		19,691,474
ELECTRIC UTILITIES — 0.02%
Genie Energy Ltd. Class B	217	1,652
ITC Holdings Corp.	4,532	197,459
Spark Energy Inc. Class A	162	2,916

		202,027
ELECTRICAL EQUIPMENT — 0.64%
Acuity Brands Inc.	3,315	723,134
Allied Motion Technologies Inc.	460	8,280
AMETEK Inc.	18,527	925,979
AZZ Inc.	2,030	114,898
Babcock & Wilcox Enterprises Inc.[a]	812	17,377
Emerson Electric Co.	35,388	1,924,399
Encore Wire Corp.	1,308	50,920
EnerSys	926	51,597
Enphase Energy Inc.[a,b]	2,757	6,424
Franklin Electric Co. Inc.	3,487	112,177
FuelCell Energy Inc.[a,b]	454	3,074
Generac Holdings Inc.[a,b]	5,340	198,862
General Cable Corp.	3,377	41,233
Hubbell Inc.	577	61,122
Plug Power Inc.[a,b]	7,749	15,885
Power Solutions International Inc.[a,b]	272	3,754
PowerSecure International Inc.[a]	285	5,327
Regal Beloit Corp.	186	11,735
Rockwell Automation Inc.	10,314	1,173,217
Solarcity Corp.[a,b]	4,453	109,455
Sunrun Inc.[a,b]	161	1,043
Thermon Group Holdings Inc.[a,b]	349	6,128
Vicor Corp.[a,b]	1,066	11,172

		5,577,192

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Amphenol Corp. Class A	23,672	$1,368,715
Badger Meter Inc.	1,076	71,565
Belden Inc.	3,249	199,424
CDW Corp./DE	10,084	418,486
Cognex Corp.	6,630	258,238
Coherent Inc.[a]	164	15,072
Daktronics Inc.	624	4,930
DTS Inc./CAa	1,143	24,894
ePlus Inc.[a]	12	966
FARO Technologies Inc.[a]	280	9,019
FEI Co.	3,169	282,073
Fitbit Inc.[a,b]	2,141	32,436
FLIR Systems Inc.	6,669	219,743
Ingram Micro Inc. Class A	655	23,521
InvenSense Inc.[a,b]	5,798	48,703
IPG Photonics Corp.[a,b]	2,664	255,957
Jabil Circuit Inc.	2,726	52,530
Keysight Technologies Inc.[a]	10,872	301,589
Littelfuse Inc.	1,473	181,341
Mesa Laboratories Inc.	202	19,463
Methode Electronics Inc.	3,010	88,012
MTS Systems Corp.	1,174	71,438
National Instruments Corp.	1,874	56,426
Newport Corp.[a]	1,009	23,207
OSI Systems Inc.[a]	367	24,035
Plexus Corp.[a]	1,057	41,773
Rofin-Sinar Technologies Inc.[a]	244	7,862
Rogers Corp.[a]	393	23,529
Trimble Navigation Ltd.[a]	1,042	25,841
Universal Display Corp.[a]	3,101	167,764
VeriFone Systems Inc.[a]	8,924	252,014
Zebra Technologies Corp. Class Aa,b	3,956	272,964

		4,843,530
ENERGY EQUIPMENT & SERVICES — 0.16%
Fairmount Santrol Holdings Inc.[a,b]	4,304	10,803
FMC Technologies Inc.[a]	11,485	314,229
ION Geophysical Corp.[a]	143	1,155
Oceaneering International Inc.	1,296	43,079
PHI Inc. NVS[a]	58	1,096
RigNet Inc.[a,b]	895	12,244
RPC Inc.[b]	562	7,969
Schlumberger Ltd.	11,833	872,684
U.S. Silica Holdings Inc.[b]	4,918	111,737

		1,374,996
FOOD & STAPLES RETAILING — 2.33%
Casey’s General Stores Inc.	3,031	343,473
Chefs’ Warehouse Inc. (The)[a,b]	1,555	31,551
Costco Wholesale Corp.	33,716	5,312,967
CVS Health Corp.	80,146	8,313,545
Fairway Group Holdings Corp.[a,b]	1,659	581
Fresh Market Inc. (The)[a,b]	3,179	90,697
Ingles Markets Inc. Class A	263	9,863
Kroger Co. (The)	75,145	2,874,296
Natural Grocers by Vitamin Cottage Inc.[a,b]	637	13,549
Performance Food Group Co.[a]	687	16,041
PriceSmart Inc.	1,468	124,163
Rite Aid Corp.[a]	44,906	365,984

6

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Sprouts Farmers Market Inc.[a,b]	11,751	$341,249
Sysco Corp.	14,128	660,201
United Natural Foods Inc.[a,b]	3,459	139,398
Walgreens Boots Alliance Inc.	9,985	841,136
Whole Foods Market Inc.	22,962	714,348

		20,193,042
FOOD PRODUCTS — 1.69%
Alico Inc.	59	1,629
Amplify Snack Brands Inc.[a]	656	9,394
Arcadia Biosciences Inc.[a,b]	224	623
B&G Foods Inc.	4,588	159,708
Blue Buffalo Pet Products Inc.[a,b]	1,898	48,703
Cal-Maine Foods Inc.[b]	2,367	122,871
Calavo Growers Inc.	1,178	67,217
Campbell Soup Co.	7,810	498,200
ConAgra Foods Inc.	4,471	199,496
Dean Foods Co.	3,253	56,342
Farmer Bros. Co.[a]	612	17,056
Flowers Foods Inc.	11,879	219,286
Freshpet Inc.[a]	1,536	11,259
General Mills Inc.	45,688	2,894,335
Hain Celestial Group Inc. (The)[a,b]	7,848	321,062
Hershey Co. (The)	11,173	1,028,922
Hormel Foods Corp.	20,553	888,712
Ingredion Inc.	656	70,054
Inventure Foods Inc.[a,b]	1,867	10,548
J&J Snack Foods Corp.	1,157	125,280
John B Sanfilippo & Son Inc.	171	11,814
Kellogg Co.	17,273	1,322,248
Kraft Heinz Co. (The)	45,366	3,563,953
Lancaster Colony Corp.	922	101,945
Landec Corp.[a]	432	4,536
Lifeway Foods Inc.[a]	366	3,964
Limoneira Co.	877	13,330
McCormick & Co. Inc./MD	9,835	978,386
Mead Johnson Nutrition Co.	14,248	1,210,652
Pilgrim’s Pride Corp.[a]	619	15,723
Seaboard Corp.[a]	1	3,003
Snyder’s-Lance Inc.	1,456	45,835
Tootsie Roll Industries Inc.[b]	499	17,418
Tyson Foods Inc. Class A	1,174	78,259
WhiteWave Foods Co. (The)[a]	13,567	551,363

		14,673,126
HEALTH CARE EQUIPMENT & SUPPLIES — 2.15%
Abaxis Inc.	1,713	77,753
ABIOMED Inc.[a]	3,159	299,505
Accuray Inc.[a,b]	5,952	34,403
Alere Inc.[a]	4,287	216,965
Align Technology Inc.[a,b]	6,136	446,026
Analogic Corp.	64	5,057
Anika Therapeutics Inc.[a,b]	1,016	45,435
Antares Pharma Inc.[a]	10,433	9,078
AtriCure Inc.[a]	1,721	28,964
Atrion Corp.	104	41,117
Baxter International Inc.	26,572	1,091,578
Becton Dickinson and Co.	16,074	2,440,355
Boston Scientific Corp.[a]	7,875	148,129
Cantel Medical Corp.	2,658	189,675
Cardiovascular Systems Inc.[a,b]	2,160	22,399

Security	Shares	Value

Cerus Corp.[a,b]	6,251	$37,068
ConforMIS Inc.[a,b]	654	7,030
Cooper Companies Inc. (The)	2,564	394,779
Corindus Vascular Robotics Inc.[a]	1,697	1,681
CR Bard Inc.	5,673	1,149,747
Cutera Inc.[a]	715	8,044
Cynosure Inc. Class Aa	1,516	66,886
DENTSPLY SIRONA Inc.	10,499	647,053
DexCom Inc.[a,b]	6,041	410,244
Edwards Lifesciences Corp.[a]	16,483	1,453,965
EndoChoice Holdings Inc.[a]	416	2,167
Endologix Inc.[a,b]	5,310	44,392
Entellus Medical Inc.[a,b]	222	4,038
GenMark Diagnostics Inc.[a,b]	2,962	15,610
Glaukos Corp.[a,b]	436	7,351
Globus Medical Inc. Class Aa	5,145	122,194
Haemonetics Corp.[a]	1,866	65,273
HeartWare International Inc.[a,b]	1,343	42,197
Hill-Rom Holdings Inc.	3,992	200,798
Hologic Inc.[a]	18,958	654,051
ICU Medical Inc.[a]	675	70,267
IDEXX Laboratories Inc.[a,b]	7,241	567,115
Inogen Inc.[a]	1,153	51,862
Insulet Corp.[a]	4,350	144,246
Integra LifeSciences Holdings Corp.[a]	960	64,666
Intuitive Surgical Inc.[a]	2,833	1,702,775
InVivo Therapeutics Holdings Corp.[a,b]	1,982	13,834
Invuity Inc.[a,b]	289	2,087
iRadimed Corp.[a,b]	133	2,548
K2M Group Holdings Inc.[a,b]	1,305	19,353
Lantheus Holdings Inc.[a]	777	1,468
LDR Holding Corp.[a]	1,941	49,476
LeMaitre Vascular Inc.	346	5,370
LivaNova PLC[a]	2,415	130,362
Masimo Corp.[a]	3,380	141,419
Meridian Bioscience Inc.	2,567	52,906
Natus Medical Inc.[a]	2,519	96,805
Neogen Corp.[a]	2,779	139,923
Nevro Corp.[a,b]	1,300	73,138
Novocure Ltd.[a,b]	522	7,559
NuVasive Inc.[a]	3,631	176,648
NxStage Medical Inc.[a,b]	4,930	73,901
OraSure Technologies Inc.[a]	242	1,750
Oxford Immunotec Global PLC[a]	1,650	16,351
Penumbra Inc.[a,b]	294	13,524
Quidel Corp.[a,b]	879	15,172
ResMed Inc.	10,733	620,582
Rockwell Medical Inc.[a,b]	3,376	25,354
RTI Surgical Inc.[a]	3,583	14,332
SeaSpine Holdings Corp.[a]	264	3,865
Second Sight Medical Products Inc.[a,b]	864	4,173
Sientra Inc.[a,b]	604	4,131
Spectranetics Corp. (The)[a,b]	3,369	48,918
St. Jude Medical Inc.	12,220	672,100
STAAR Surgical Co.[a]	2,788	20,603
STERIS PLC	6,599	468,859
Stryker Corp.	13,147	1,410,542
SurModics Inc.[a]	184	3,387
Tandem Diabetes Care Inc.[a,b]	1,296	11,288
TransEnterix Inc.[a,b]	199	846
Unilife Corp.[a,b]	7,969	5,419
Utah Medical Products Inc.	319	19,950
Varian Medical Systems Inc.[a,b]	7,720	617,754

7

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Vascular Solutions Inc.[a]	1,238	$40,272
Veracyte Inc.[a]	1,263	6,820
West Pharmaceutical Services Inc.	5,502	381,399
Wright Medical Group NVa	3,566	59,196
Zeltiq Aesthetics Inc.[a,b]	2,400	65,184
Zimmer Biomet Holdings Inc.	808	86,157

		18,656,663
HEALTH CARE PROVIDERS & SERVICES — 3.51%
AAC Holdings Inc.[a,b]	602	11,914
Acadia Healthcare Co. Inc.[a]	4,599	253,451
Aceto Corp.	1,902	44,811
Addus HomeCare Corp.[a,b]	23	395
Adeptus Health Inc. Class Aa,b	455	25,271
Aetna Inc.	6,615	743,195
Air Methods Corp.[a]	3,043	110,217
Alliance HealthCare Services Inc.[a]	168	1,208
Amedisys Inc.[a]	1,693	81,840
AmerisourceBergen Corp.	15,757	1,363,768
AMN Healthcare Services Inc.[a]	3,590	120,660
Amsurg Corp.[a]	960	71,616
Anthem Inc.	3,999	555,821
BioTelemetry Inc.[a]	1,987	23,208
Brookdale Senior Living Inc.[a]	2,992	47,513
Capital Senior Living Corp.[a,b]	2,333	43,207
Cardinal Health Inc.	22,899	1,876,573
Centene Corp.[a]	9,661	594,828
Chemed Corp.	1,323	179,200
Cigna Corp.	19,728	2,707,471
Civitas Solutions Inc.[a]	864	15,060
CorVel Corp.[a]	614	24,204
Cross Country Healthcare Inc.[a]	1,498	17,422
DaVita HealthCare Partners Inc.[a]	3,976	291,759
Diplomat Pharmacy Inc.[a]	2,728	74,747
Ensign Group Inc. (The)	3,518	79,648
Envision Healthcare Holdings Inc.[a,b]	14,141	288,476
ExamWorks Group Inc.[a]	3,078	90,986
Express Scripts Holding Co.[a]	40,692	2,795,134
Genesis Healthcare Inc.[a]	1,316	3,053
HCA Holdings Inc.[a]	1,890	147,515
HealthEquity Inc.[a]	2,731	67,374
HealthSouth Corp.	7,018	264,087
Henry Schein Inc.[a]	6,421	1,108,457
Humana Inc.	10,634	1,945,490
Laboratory Corp. of America Holdings[a]	2,599	304,421
Landauer Inc.	843	27,878
LHC Group Inc.[a]	48	1,707
LifePoint Health Inc.[a]	348	24,099
McKesson Corp.	17,749	2,791,030
MEDNAX Inc.[a]	4,157	268,625
Molina Healthcare Inc.[a,b]	2,962	191,019
National Research Corp. Class A	601	9,346
Nobilis Health Corp.[a,b]	2,393	7,466
Patterson Companies Inc.	3,557	165,507
Premier Inc.[a]	2,812	93,808
Providence Service Corp. (The)[a]	1,031	52,653
RadNet Inc.[a]	2,190	10,578
Select Medical Holdings Corp.	7,409	87,500
Surgery Partners Inc.[a,b]	643	8,526
Surgical Care Affiliates Inc.[a]	1,518	70,253
Team Health Holdings Inc.[a,b]	5,515	230,582
Teladoc Inc.[a]	556	5,338

Security	Shares	Value

Tenet Healthcare Corp.[a,b]	7,809	$225,914
Trupanion Inc.[a,b]	1,057	10,411
U.S. Physical Therapy Inc.	960	47,741
UnitedHealth Group Inc.	69,292	8,931,739
Universal Health Services Inc. Class B	1,252	156,149
VCA Inc.[a]	5,908	340,833
WellCare Health Plans Inc.[a]	3,310	307,003

		30,439,705
HEALTH CARE TECHNOLOGY — 0.31%
Allscripts Healthcare Solutions Inc.[a]	4,213	55,654
athenahealth Inc.[a,b]	2,994	415,507
Castlight Health Inc.[a]	2,513	8,368
Cerner Corp.[a]	22,946	1,215,220
Computer Programs & Systems Inc.	841	43,833
Connecture Inc.[a]	371	950
Evolent Health Inc.[a,b]	777	8,205
HealthStream Inc.[a]	1,896	41,883
HMS Holdings Corp.[a]	6,678	95,829
Imprivata Inc.[a]	821	10,369
IMS Health Holdings Inc.[a]	10,214	271,182
Inovalon Holdings Inc.[a,b]	1,901	35,206
Medidata Solutions Inc.[a]	4,222	163,434
Omnicell Inc.[a]	2,826	78,761
Press Ganey Holdings Inc.[a]	788	23,703
Quality Systems Inc.	3,956	60,289
Veeva Systems Inc.[a,b]	5,333	133,538
Vocera Communications Inc.[a]	1,537	19,597

		2,681,528
HOTELS, RESTAURANTS & LEISURE — 3.63%
Aramark	13,489	446,756
BJ’s Restaurants Inc.[a]	1,631	67,801
Bloomin’ Brands Inc.	8,941	150,835
Bob Evans Farms Inc./DE	153	7,144
Bojangles’ Inc.[a]	616	10,478
Boyd Gaming Corp.[a]	5,981	123,567
Bravo Brio Restaurant Group Inc.[a]	1,360	10,540
Brinker International Inc.	4,364	200,526
Buffalo Wild Wings Inc.[a]	1,442	213,589
Carrols Restaurant Group Inc.[a]	2,290	33,068
Cheesecake Factory Inc. (The)	3,739	198,504
Chipotle Mexican Grill Inc.[a,b]	2,381	1,121,380
Choice Hotels International Inc.	2,727	147,394
Churchill Downs Inc.	965	142,704
Chuy’s Holdings Inc.[a,b]	1,290	40,080
ClubCorp Holdings Inc.	3,272	45,939
Cracker Barrel Old Country Store Inc.[b]	1,386	211,601
Darden Restaurants Inc.	1,892	125,440
Dave & Buster’s Entertainment Inc.[a,b]	1,706	66,159
Del Frisco’s Restaurant Group Inc.[a]	138	2,288
Denny’s Corp.[a]	4,245	43,978
Diamond Resorts International Inc.[a]	3,141	76,326
DineEquity Inc.	1,207	112,770
Domino’s Pizza Inc.	3,852	507,925
Dunkin’ Brands Group Inc.	7,484	353,020
El Pollo Loco Holdings Inc.[a,b]	1,011	13,487
Eldorado Resorts Inc.[a]	1,110	12,698
Empire Resorts Inc.[a,b]	213	2,907
Extended Stay America Inc.	4,477	72,975
Fiesta Restaurant Group Inc.[a]	2,106	69,035

8

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Fogo De Chao Inc.[a]	308	$4,808
Habit Restaurants Inc. (The)[a]	855	15,929
Hilton Worldwide Holdings Inc.	40,050	901,926
International Game Technology PLC	4,738	86,469
Interval Leisure Group Inc.	2,943	42,497
Isle of Capri Casinos Inc.[a]	1,561	21,854
Jack in the Box Inc.	2,650	169,255
Jamba Inc.[a,b]	944	11,668
Kona Grill Inc.[a]	297	3,846
Krispy Kreme Doughnuts Inc.[a]	5,158	80,413
La Quinta Holdings Inc.[a]	7,034	87,925
Las Vegas Sands Corp.	28,013	1,447,712
Marriott International Inc./MD Class A	15,033	1,070,049
Marriott Vacations Worldwide Corp.	1,095	73,913
McDonald’s Corp.	67,684	8,506,525
MGM Resorts International[a]	2,314	49,612
Monarch Casino & Resort Inc.[a]	32	623
Morgans Hotel Group Co.[a]	580	800
Noodles & Co.[a,b]	798	9,464
Norwegian Cruise Line Holdings Ltd.[a]	9,206	509,000
Panera Bread Co. Class Aa,b	1,767	361,935
Papa John’s International Inc.	2,169	117,538
Papa Murphy’s Holdings Inc.[a]	846	10,110
Penn National Gaming Inc.[a]	417	6,960
Pinnacle Entertainment Inc.[a]	2,403	84,345
Planet Fitness Inc. Class Aa	687	11,157
Popeyes Louisiana Kitchen Inc.[a]	1,751	91,157
Potbelly Corp.[a]	1,733	23,586
Red Robin Gourmet Burgers Inc.[a]	1,040	67,049
Ruth’s Hospitality Group Inc.	1,683	30,984
Scientific Games Corp. Class Aa,b	3,777	35,617
SeaWorld Entertainment Inc.	5,355	112,776
Shake Shack Inc. Class Aa,b	361	13,473
Six Flags Entertainment Corp.	5,454	302,642
Sonic Corp.	2,658	93,455
Starbucks Corp.	114,978	6,864,187
Starwood Hotels & Resorts Worldwide Inc.	13,126	1,095,102
Texas Roadhouse Inc.	5,504	239,864
Vail Resorts Inc.	2,820	377,034
Wingstop Inc.[a,b]	411	9,321
Wyndham Worldwide Corp.	8,598	657,145
Wynn Resorts Ltd.	5,575	520,872
Yum! Brands Inc.	31,337	2,564,933
Zoe’s Kitchen Inc.[a,b]	1,456	56,769

		31,473,213
HOUSEHOLD DURABLES — 0.63%
Bassett Furniture Industries Inc.	407	12,967
CalAtlantic Group Inc.	1,262	42,176
Cavco Industries Inc.[a]	532	49,721
Century Communities Inc.[a,b]	28	478
DR Horton Inc.	10,389	314,060
GoPro Inc.[a,b]	6,689	80,000
Harman International Industries Inc.	5,419	482,508
Helen of Troy Ltd.[a,b]	881	91,351
Hooker Furniture Corp.	44	1,445
Installed Building Products Inc.[a]	1,485	39,516
iRobot Corp.[a,b]	418	14,755
Jarden Corp.[a]	16,218	956,051
La-Z-Boy Inc.	1,485	39,709
Leggett & Platt Inc.	10,521	509,216
Lennar Corp. Class A	5,245	253,648

Security	Shares	Value

Lennar Corp. Class B	271	$10,490
LGI Homes Inc.[a,b]	393	9,515
Libbey Inc.	1,548	28,793
M/I Homes Inc.[a]	350	6,528
MDC Holdings Inc.	1,037	25,987
Meritage Homes Corp.[a]	203	7,401
Mohawk Industries Inc.[a]	3,318	633,406
New Home Co. Inc. (The)[a]	145	1,778
Newell Rubbermaid Inc.	10,356	458,667
NVR Inc.[a]	311	538,776
Skullcandy Inc.[a]	571	2,033
Tempur Sealy International Inc.[a]	4,704	285,956
Toll Brothers Inc.[a]	4,631	136,661
TopBuild Corp.[a]	2,916	86,722
TRI Pointe Group Inc.[a]	688	8,105
Tupperware Brands Corp.	3,566	206,757
Universal Electronics Inc.[a]	965	59,820
Whirlpool Corp.	445	80,251
William Lyon Homes Class Aa,b	179	2,594
ZAGG Inc.[a]	2,106	18,975

		5,496,816
HOUSEHOLD PRODUCTS — 1.11%
Central Garden & Pet Co. Class Aa	434	7,070
Church & Dwight Co. Inc.	10,058	927,146
Clorox Co. (The)	8,011	1,009,866
Colgate-Palmolive Co.	60,795	4,295,167
HRG Group Inc.[a]	2,518	35,076
Kimberly-Clark Corp.	22,130	2,976,706
Orchids Paper Products Co.	192	5,282
Spectrum Brands Holdings Inc.	1,903	207,960
WD-40 Co.	1,093	118,055

		9,582,328
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a]	3,240	49,151
Ormat Technologies Inc.	1,141	47,055
TerraForm Global Inc. Class A	688	1,637
TerraForm Power Inc.	203	1,756
Vivint Solar Inc.[a,b]	1,233	3,267

		102,866
INDUSTRIAL CONGLOMERATES — 1.11%
3M Co.	48,606	8,099,218
Carlisle Companies Inc.	1,068	106,266
Danaher Corp.	8,856	840,080
Raven Industries Inc.	364	5,831
Roper Technologies Inc.	2,976	543,924

		9,595,319
INSURANCE — 0.52%
Ambac Financial Group Inc.[a]	305	4,819
AmTrust Financial Services Inc.	346	8,954
Aon PLC	21,606	2,256,747
Arthur J Gallagher & Co.	7,273	323,503
Atlas Financial Holdings Inc.[a,b]	362	6,567
Crawford & Co. Class B	675	4,374
eHealth Inc.[a]	1,345	12,629
Employers Holdings Inc.	1,608	45,249

9

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Erie Indemnity Co. Class A	1,821	$169,335
HCI Group Inc.	63	2,098
Heritage Insurance Holdings Inc.	1,140	18,206
Maiden Holdings Ltd.	450	5,823
Markel Corp.[a]	116	103,422
Marsh & McLennan Companies Inc.	24,644	1,498,109
National General Holdings Corp.	635	13,710
National Interstate Corp.	162	4,847
Patriot National Inc.[a,b]	806	6,206
State National Companies Inc.	455	5,733
Third Point Reinsurance Ltd.[a,b]	596	6,776
Universal Insurance Holdings Inc.[b]	2,515	44,767

		4,541,874
INTERNET & CATALOG RETAIL — 3.31%
1-800-Flowers.com Inc. Class Aa,b	1,890	14,893
Amazon.com Inc.[a]	29,205	17,337,256
Blue Nile Inc.	990	25,453
Duluth Holdings Inc.[a]	318	6,198
Etsy Inc.[a]	1,484	12,911
Expedia Inc.	8,003	862,883
Groupon Inc.[a,b]	34,614	138,110
HSN Inc.	2,458	128,578
Lands’ End Inc.[a,b]	172	4,388
Liberty Interactive Corp. QVC Group Series Aa	16,924	427,331
Liberty TripAdvisor Holdings Inc. Class Aa	1,653	36,630
Liberty Ventures Series Aa	10,790	422,105
Netflix Inc.[a,b]	32,524	3,324,929
NutriSystem Inc.	2,132	44,495
Overstock.com Inc.[a]	838	12,050
PetMed Express Inc.	1,530	27,402
Priceline Group Inc. (The)[a]	3,973	5,121,038
Shutterfly Inc.[a,b]	1,751	81,194
TripAdvisor Inc.[a,b]	8,541	567,977
Wayfair Inc. Class Aa,b	1,499	64,787

		28,660,608
INTERNET SOFTWARE & SERVICES — 7.12%
Akamai Technologies Inc.[a]	13,768	765,088
Alarm.com Holdings Inc.[a]	471	11,163
Alphabet Inc. Class Aa	22,087	16,850,172
Alphabet Inc. Class Ca	22,538	16,789,683
Amber Road Inc.[a,b]	1,089	5,891
Angie’s List Inc.[a,b]	3,045	24,573
Apigee Corp.[a]	394	3,274
Appfolio Inc.[a]	333	4,076
Bazaarvoice Inc.[a]	1,915	6,032
Benefitfocus Inc.[a,b]	597	19,910
Box Inc. Class Aa,b	1,100	13,486
Brightcove Inc.[a]	1,979	12,349
Carbonite Inc.[a]	1,510	12,035
Care.com Inc.[a]	84	517
ChannelAdvisor Corp.[a,b]	1,477	16,616
Cimpress NVa,b	2,516	228,176
comScore Inc.[a]	3,847	115,564
Cornerstone OnDemand Inc.[a]	4,071	133,407
CoStar Group Inc.[a]	2,517	473,624
Cvent Inc.[a]	1,738	37,193
Demandware Inc.[a,b]	2,519	98,493
DHI Group Inc.[a]	1,586	12,799
EarthLink Holdings Corp.	7,742	43,897

Security	Shares	Value

eBay Inc.[a]	93,193	$2,223,585
Endurance International Group Holdings Inc.[a]	4,414	46,479
Envestnet Inc.[a,b]	2,882	78,390
Everyday Health Inc.[a]	1,468	8,221
Facebook Inc. Class Aa	165,802	18,918,008
Five9 Inc.[a,b]	1,816	16,144
GoDaddy Inc. Class Aa,b	1,753	56,675
Gogo Inc.[a]	4,415	48,609
GrubHub Inc.[a,b]	5,627	141,407
GTT Communications Inc.[a]	1,846	30,533
Hortonworks Inc.[a,b]	699	7,899
IAC/InterActiveCorp	5,644	265,720
inContact Inc.[a,b]	4,505	40,049
Instructure Inc.[a,b]	104	1,866
Internap Corp.[a]	4,119	11,245
IntraLinks Holdings Inc.[a]	1,649	12,994
j2 Global Inc.	3,715	228,770
LinkedIn Corp. Class Aa	8,364	956,423
LivePerson Inc.[a]	4,082	23,880
LogMeIn Inc.[a]	1,887	95,218
Marin Software Inc.[a]	274	827
Marketo Inc.[a]	3,109	60,843
Match Group Inc.[a,b]	2,009	22,220
MaxPoint Interactive Inc.[a]	496	878
New Relic Inc.[a,b]	482	12,571
NIC Inc.	4,947	89,194
OPOWER Inc.[a,b]	1,935	13,177
Pandora Media Inc.[a,b]	15,869	142,028
Q2 Holdings Inc.[a,b]	1,462	35,146
Quotient Technology Inc.[a,b]	4,547	48,198
Rackspace Hosting Inc.[a]	8,878	191,676
Reis Inc.	431	10,150
RetailMeNot Inc.[a]	175	1,402
SciQuest Inc.[a]	1,208	16,767
Shutterstock Inc.[a,b]	1,477	54,250
SPS Commerce Inc.[a]	1,266	54,362
Stamps.com Inc.[a]	1,068	113,507
TechTarget Inc.[a]	419	3,109
Travelzoo Inc.[a]	490	3,979
TrueCar Inc.[a]	3,650	20,404
Twitter Inc.[a,b]	43,612	721,779
VeriSign Inc.[a,b]	7,473	661,659
Web.com Group Inc.[a]	3,277	64,950
WebMD Health Corp.[a,b]	2,887	180,813
Wix.com Ltd.[a]	1,416	28,702
Xactly Corp.[a]	452	3,096
XO Group Inc.[a]	1,943	31,185
Yelp Inc.[a,b]	4,886	97,134
Zillow Group Inc. Class Aa,b	1,940	49,567
Zillow Group Inc. Class Ca,b	4,119	97,744

		61,721,450
IT SERVICES — 6.16%
6D Global Technologies Inc.[a,b]	332	100
Accenture PLC Class A	48,135	5,554,779
Alliance Data Systems Corp.[a]	4,773	1,050,060
Automatic Data Processing Inc.	28,941	2,596,297
Black Knight Financial Services Inc. Class Aa	1,348	41,829
Blackhawk Network Holdings Inc.[a]	4,094	140,424
Booz Allen Hamilton Holding Corp.	7,276	220,317
Broadridge Financial Solutions Inc.	9,146	542,449
Cardtronics Inc.[a]	3,495	125,785

10

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Cass Information Systems Inc.	474	$24,814
Cognizant Technology Solutions Corp. Class Aa	46,794	2,933,984
CoreLogic Inc./U.S.[a]	3,035	105,315
CSG Systems International Inc.	2,431	109,784
Datalink Corp.[a]	80	731
DST Systems Inc.	2,030	228,923
EPAM Systems Inc.[a]	3,742	279,415
Euronet Worldwide Inc.[a,b]	3,961	293,550
EVERTEC Inc.	5,105	71,368
ExlService Holdings Inc.[a]	2,321	120,228
Fidelity National Information Services Inc.	9,452	598,406
First Data Corp. Class Aa,b	10,590	137,035
Fiserv Inc.[a]	17,066	1,750,630
FleetCor Technologies Inc.[a]	7,072	1,051,960
Forrester Research Inc.	815	27,392
Gartner Inc.[a]	6,428	574,342
Genpact Ltd.[a]	12,181	331,201
Global Payments Inc.	10,138	662,011
Hackett Group Inc. (The)	1,762	26,642
Heartland Payment Systems Inc.	2,865	276,673
International Business Machines Corp.	38,619	5,848,848
Jack Henry & Associates Inc.	6,269	530,169
Leidos Holdings Inc.	431	21,688
Lionbridge Technologies Inc.[a]	4,437	22,451
Luxoft Holding Inc.[a]	1,393	76,657
MasterCard Inc. Class A	76,600	7,238,700
MAXIMUS Inc.	5,030	264,779
NeuStar Inc. Class Aa,b	964	23,714
Paychex Inc.	21,710	1,172,557
PayPal Holdings Inc.[a]	93,104	3,593,814
Perficient Inc.[a]	1,821	39,552
PFSweb Inc.[a]	846	11,100
Sabre Corp.	8,787	254,120
Science Applications International Corp.	3,641	194,211
ServiceSource International Inc.[a,b]	2,537	10,808
Square Inc.[a,b]	1,655	25,288
Syntel Inc.[a]	2,456	122,628
TeleTech Holdings Inc.	648	17,989
Teradata Corp.[a,b]	7,595	199,293
Total System Services Inc.	12,598	599,413
Travelport Worldwide Ltd.	5,589	76,346
Unisys Corp.[a,b]	2,607	20,074
Vantiv Inc. Class Aa	10,940	589,447
Virtusa Corp.[a]	2,329	87,244
Visa Inc. Class Ab	149,980	11,470,470
Western Union Co. (The)	39,776	767,279
WEX Inc.[a]	2,953	246,162

		53,401,245
LEISURE PRODUCTS — 0.19%
Arctic Cat Inc.	367	6,166
Black Diamond Inc.[a]	73	330
Brunswick Corp./DE	5,240	251,415
Escalade Inc.	176	2,071
Hasbro Inc.	6,906	553,171
JAKKS Pacific Inc.[a,b]	149	1,108
Malibu Boats Inc. Class Aa	1,318	21,615
Marine Products Corp.	377	2,861
MCBC Holdings Inc.[a]	364	5,125
Nautilus Inc.[a,b]	2,347	45,344
Performance Sports Group Ltd.[a]	231	735
Polaris Industries Inc.	5,062	498,506

Security	Shares	Value

Smith & Wesson Holding Corp.[a,b]	4,003	$106,560
Sturm Ruger & Co. Inc.	1,436	98,194
Vista Outdoor Inc.[a]	622	32,288

		1,625,489
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Accelerate Diagnostics Inc.[a,b]	1,651	23,725
Affymetrix Inc.[a,b]	1,602	22,444
Albany Molecular Research Inc.[a]	1,887	28,852
Bio-Techne Corp.	1,174	110,966
Bruker Corp.	8,610	241,080
Cambrex Corp.[a]	2,360	103,840
Charles River Laboratories International Inc.[a]	3,707	281,510
Fluidigm Corp.[a,b]	2,370	19,126
Illumina Inc.[a]	11,022	1,786,776
INC Research Holdings Inc.[a]	989	40,757
Luminex Corp.[a]	219	4,249
Mettler-Toledo International Inc.[a]	2,134	735,718
NanoString Technologies Inc.[a]	1,244	18,934
NeoGenomics Inc.[a]	4,035	27,196
Pacific Biosciences of California Inc.[a]	5,869	49,886
PAREXEL International Corp.[a]	4,208	263,968
PerkinElmer Inc.	1,312	64,891
PRA Health Sciences Inc.[a]	1,489	63,670
Quintiles Transnational Holdings Inc.[a]	5,709	371,656
Sequenom Inc.[a,b]	8,284	11,680
Thermo Fisher Scientific Inc.	10,264	1,453,280
VWR Corp.[a,b]	1,104	29,874
Waters Corp.[a]	6,315	833,075

		6,587,153
MACHINERY — 1.52%
Accuride Corp.[a]	2,721	4,218
Albany International Corp. Class A	270	10,149
Allison Transmission Holdings Inc.	7,696	207,638
Altra Industrial Motion Corp.	1,571	43,642
American Railcar Industries Inc.	191	7,779
Blount International Inc.[a]	3,652	36,447
Blue Bird Corp.[a]	672	7,291
Caterpillar Inc.	8,126	621,964
CLARCOR Inc.	3,584	207,119
Commercial Vehicle Group Inc.[a]	1,869	4,953
Cummins Inc.	9,702	1,066,638
Deere & Co.	4,350	334,907
Donaldson Co. Inc.	9,433	301,007
Douglas Dynamics Inc.	414	9,485
EnPro Industries Inc.	1,036	59,756
Flowserve Corp.	4,730	210,059
FreightCar America Inc.	451	7,027
Global Brass & Copper Holdings Inc.	1,397	34,855
Gorman-Rupp Co. (The)	351	9,101
Graco Inc.	4,212	353,640
Greenbrier Companies Inc. (The)[b]	1,964	54,285
Harsco Corp.	5,788	31,545
Hillenbrand Inc.	4,770	142,862
Hyster-Yale Materials Handling Inc.	204	13,586
IDEX Corp.	5,438	450,701
Illinois Tool Works Inc.	22,952	2,351,203
Ingersoll-Rand PLC	1,416	87,806
John Bean Technologies Corp.	2,258	127,374
Kadant Inc.	153	6,909

11

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Lincoln Electric Holdings Inc.	4,984	$291,913
Lindsay Corp.[b]	746	53,421
Lydall Inc.[a]	426	13,854
Meritor Inc.[a]	4,336	34,948
Middleby Corp. (The)[a]	4,367	466,265
Milacron Holdings Corp.[a,b]	457	7,536
Miller Industries Inc./TN	28	568
Mueller Industries Inc.	2,914	85,730
Mueller Water Products Inc. Class A	12,249	121,020
Navistar International Corp.[a,b]	224	2,804
NN Inc.	2,077	28,413
Nordson Corp.	4,362	331,687
Omega Flex Inc.	208	7,234
PACCAR Inc.	24,578	1,344,171
Parker-Hannifin Corp.	4,786	531,629
Proto Labs Inc.[a,b]	1,762	135,833
RBC Bearings Inc.[a]	1,771	129,743
Rexnord Corp.[a]	7,656	154,804
Snap-on Inc.	4,431	695,623
Standex International Corp.	751	58,435
Stanley Black & Decker Inc.	1,065	112,049
Sun Hydraulics Corp.	1,727	57,319
Tennant Co.	1,347	69,344
Titan International Inc.	202	1,087
Toro Co. (The)	4,256	366,527
TriMas Corp.[a,b]	212	3,714
Wabash National Corp.[a,b]	5,501	72,613
WABCO Holdings Inc.[a]	4,156	444,360
Wabtec Corp./DE	7,477	592,851
Woodward Inc.	3,394	176,556
Xerium Technologies Inc.[a]	809	4,223

		13,200,220
MARINE — 0.01%
Matson Inc.	2,990	120,108

		120,108
MEDIA — 5.08%
AMC Entertainment Holdings Inc. Class A	136	3,807
AMC Networks Inc. Class Aa	4,537	294,633
Cablevision Systems Corp. Class A	2,181	71,973
Carmike Cinemas Inc.[a]	75	2,253
CBS Corp. Class B NVS	35,301	1,944,732
Central European Media Enterprises Ltd. Class Aa,b	4,046	10,317
Charter Communications Inc. Class Aa,b	5,756	1,165,187
Cinemark Holdings Inc.	9,044	324,047
Clear Channel Outdoor Holdings Inc. Class A	1,445	6,792
Comcast Corp. Class A	173,256	10,582,476
Crown Media Holdings Inc. Class Aa	2,724	13,838
Discovery Communications Inc. Class Aa,b	10,903	312,153
Discovery Communications Inc. Class C NVS[a]	17,606	475,362
DISH Network Corp. Class Aa,b	11,352	525,144
Entravision Communications Corp. Class A	4,989	37,118
EW Scripps Co. (The) Class A	2,833	44,166
Global Eagle Entertainment Inc.[a,b]	3,453	29,420
Gray Television Inc.[a,b]	4,992	58,506
Hemisphere Media Group Inc.[a,b]	34	446
IMAX Corp.[a,b]	4,532	140,900
Interpublic Group of Companies Inc. (The)	31,908	732,289
Journal Media Group Inc.	81	969
Lions Gate Entertainment Corp.	7,283	159,134

Security	Shares	Value

Live Nation Entertainment Inc.[a]	11,167	$249,136
Loral Space & Communications Inc.[a,b]	1,056	37,097
Madison Square Garden Co. (The)[a]	1,590	264,512
MDC Partners Inc. Class A	927	21,877
MSG Networks Inc. Class Aa,b	4,642	80,260
National CineMedia Inc.	1,346	20,473
New York Times Co. (The) Class A	2,084	25,967
Nexstar Broadcasting Group Inc. Class A	2,415	106,912
Omnicom Group Inc.	18,701	1,556,484
Reading International Inc. Class Aa,b	264	3,163
Regal Entertainment Group Class A	6,208	131,237
Scripps Networks Interactive Inc. Class A	6,952	455,356
Sinclair Broadcast Group Inc. Class A	5,142	158,116
Sirius XM Holdings Inc.[a,b]	163,548	646,015
Starz Series Aa	6,616	174,199
Time Warner Cable Inc.	21,664	4,432,888
Time Warner Inc.	32,495	2,357,512
Tribune Publishing Co.	1,364	10,530
Twenty-First Century Fox Inc. Class A	58,273	1,624,651
Twenty-First Century Fox Inc. Class B	25,260	712,332
Viacom Inc. Class A	794	35,968
Viacom Inc. Class B NVS	26,698	1,102,093
Walt Disney Co. (The)	130,006	12,910,896
World Wrestling Entertainment Inc. Class Ab	2,249	39,717

		44,093,053
METALS & MINING — 0.06%
Century Aluminum Co.[a]	226	1,593
Compass Minerals International Inc.	2,604	184,519
Ferroglobe PLC	5,298	46,675
Handy & Harman Ltd.[a]	29	793
Haynes International Inc.	28	1,022
Kaiser Aluminum Corp.	430	36,352
Olympic Steel Inc.	185	3,202
Real Industry Inc.[a,b]	1,133	9,857
Royal Gold Inc.	249	12,771
Ryerson Holding Corp.[a,b]	173	962
Southern Copper Corp.	2,801	77,616
Steel Dynamics Inc.	1,999	44,998
Stillwater Mining Co.[a,b]	2,938	31,290
SunCoke Energy Inc.	3,465	22,523
Tahoe Resources Inc.	1,232	12,357
Worthington Industries Inc.	836	29,795

		516,325
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	2,283	171,499

		171,499
MULTILINE RETAIL — 0.60%
Big Lots Inc.	3,751	169,883
Dillard’s Inc. Class A	214	18,171
Dollar General Corp.	21,930	1,877,208
Dollar Tree Inc.[a]	17,630	1,453,770
Macy’s Inc.	17,456	769,635
Nordstrom Inc.	9,743	557,397
Ollie’s Bargain Outlet Holdings Inc.[a]	582	13,636
Sears Holdings Corp.[a,b]	81	1,240
Target Corp.	3,812	313,651

12

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Tuesday Morning Corp.[a]	2,555	$20,900

		5,195,491
OIL, GAS & CONSUMABLE FUELS — 0.39%
Cabot Oil & Gas Corp.	35,656	809,748
Carrizo Oil & Gas Inc.[a,b]	207	6,401
Continental Resources Inc./OKa,b	2,125	64,515
CVR Energy Inc.	450	11,745
Delek U.S. Holdings Inc.	2,418	36,850
Energy Fuels Inc./Canada[a]	1,859	4,108
EOG Resources Inc.	3,569	259,038
Erin Energy Corp.[a,b]	157	295
Evolution Petroleum Corp.	2,409	11,708
Gener8 Maritime Inc.[a]	63	445
Hallador Energy Co.	211	964
HollyFrontier Corp.	2,030	71,700
Isramco Inc.[a]	50	4,085
Marathon Petroleum Corp.	3,132	116,448
Matador Resources Co.[a,b]	3,921	74,342
Memorial Resource Development Corp.[a]	6,731	68,522
ONEOK Inc.	7,409	221,233
Panhandle Oil and Gas Inc. Class A	594	10,282
Par Pacific Holdings Inc.[a,b]	1,075	20,167
Parsley Energy Inc. Class Aa	2,634	59,528
Range Resources Corp.[b]	843	27,296
SemGroup Corp. Class A	3,278	73,427
Synergy Resources Corp.[a,b]	847	6,581
Targa Resources Corp.	6,033	180,145
Teekay Corp.	1,294	11,206
Tesoro Corp.	591	50,832
Ultra Petroleum Corp.[a,b]	5,580	2,779
Uranium Energy Corp.[a,b]	6,903	5,164
Western Refining Inc.	5,343	155,428
Williams Companies Inc. (The)	57,305	920,891
World Fuel Services Corp.	1,045	50,766

		3,336,639
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	2,508	51,966
Clearwater Paper Corp.[a]	1,388	67,332
Deltic Timber Corp.	827	49,744
KapStone Paper and Packaging Corp.	6,427	89,014
Louisiana-Pacific Corp.[a]	9,853	168,683
Neenah Paper Inc.	747	47,554
Schweitzer-Mauduit International Inc.	372	11,711

		486,004
PERSONAL PRODUCTS — 0.25%
Coty Inc. Class A	5,865	163,223
Estee Lauder Companies Inc. (The) Class A	16,054	1,514,053
Herbalife Ltd.[a,b]	4,886	300,782
Inter Parfums Inc.	494	15,265
Medifast Inc.	959	28,952
Natural Health Trends Corp.[b]	603	19,989
Nu Skin Enterprises Inc. Class A	911	34,846
Revlon Inc. Class Aa	247	8,993
Synutra International Inc.[a]	1,279	6,357
USANA Health Sciences Inc.[a]	428	51,968

		2,144,428

Security	Shares	Value

PHARMACEUTICALS — 3.19%
Aclaris Therapeutics Inc.[a]	325	$6,159
Aerie Pharmaceuticals Inc.[a,b]	1,519	18,471
Agile Therapeutics Inc.[a]	1,011	6,278
Akorn Inc.[a]	5,909	139,039
Alimera Sciences Inc.[a,b]	3,040	5,320
Allergan PLC[a]	13,595	3,643,868
Amphastar Pharmaceuticals Inc.[a]	1,551	18,612
ANI Pharmaceuticals Inc.[a,b]	623	20,970
Aralez Pharmaceuticals Inc.[a]	1,953	6,933
Aratana Therapeutics Inc.[a,b]	2,103	11,609
Assembly Biosciences Inc.[a]	1,024	5,140
BioDelivery Sciences International Inc.[a,b]	3,221	10,404
Bristol-Myers Squibb Co.	127,731	8,159,456
Carbylan Therapeutics Inc.[a,b]	1,310	843
Catalent Inc.[a]	6,528	174,102
Cempra Inc.[a,b]	2,879	50,440
Collegium Pharmaceutical Inc.[a]	472	8,567
Corcept Therapeutics Inc.[a,b]	4,282	20,040
Corium International Inc.[a]	639	2,466
Depomed Inc.[a,b]	3,597	50,106
Dermira Inc.[a,b]	473	9,782
DURECT Corp.[a,b]	8,478	11,445
Eli Lilly & Co.	74,982	5,399,454
Endo International PLC[a]	6,193	174,333
Flex Pharma Inc.[a,b]	371	4,070
Foamix Pharmaceuticals Ltd.[a,b]	1,681	10,960
Heska Corp.[a]	428	12,198
Impax Laboratories Inc.[a,b]	5,494	175,918
Innoviva Inc.[b]	5,606	70,579
Intersect ENT Inc.[a,b]	1,320	25,080
Intra-Cellular Therapies Inc.[a,b]	2,018	56,100
Jazz Pharmaceuticals PLC[a]	4,649	606,927
Johnson & Johnson	27,418	2,966,628
Lannett Co. Inc.[a,b]	1,992	35,717
Mallinckrodt PLC[a]	3,528	216,196
Medicines Co. (The)[a]	479	15,218
Merck & Co. Inc.	24,699	1,306,824
Mylan NVa	27,261	1,263,547
MyoKardia Inc.[a]	372	3,984
Nektar Therapeutics[a,b]	9,861	135,589
Neos Therapeutics Inc.[a,b]	376	4,057
Ocular Therapeutix Inc.[a,b]	1,327	12,819
Omeros Corp.[a,b]	2,728	41,847
Orexigen Therapeutics Inc.[a,b]	6,899	3,882
Pacira Pharmaceuticals Inc./DEa,b	2,817	149,245
Paratek Pharmaceuticals Inc.[a,b]	904	13,714
Pernix Therapeutics Holdings Inc.[a,b]	4,004	4,204
Perrigo Co. PLC	2,070	264,815
Phibro Animal Health Corp.	1,300	35,152
Prestige Brands Holdings Inc.[a]	3,956	211,211
Relypsa Inc.[a,b]	2,423	32,832
Revance Therapeutics Inc.[a,b]	1,384	24,165
Sagent Pharmaceuticals Inc.[a]	1,664	20,251
SciClone Pharmaceuticals Inc.[a]	3,787	41,657
Sucampo Pharmaceuticals Inc. Class Aa	1,866	20,395
Supernus Pharmaceuticals Inc.[a]	2,808	42,822
Teligent Inc.[a,b]	3,476	17,032
Tetraphase Pharmaceuticals Inc.[a,b]	2,725	12,617
TherapeuticsMD Inc.[a,b]	11,114	71,130
VIVUS Inc.[a,b]	7,435	10,409
XenoPort Inc.[a]	4,346	19,600

13

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Zoetis Inc.	38,352	$1,700,144
Zogenix Inc.[a,b]	2,096	19,367
Zynerba Pharmaceuticals Inc.[a,b]	241	2,277

		27,635,016
PROFESSIONAL SERVICES — 0.61%
Advisory Board Co. (The)[a,b]	3,205	103,361
Barrett Business Services Inc.	541	15,554
CEB Inc.	2,534	164,026
Dun & Bradstreet Corp. (The)	814	83,907
Equifax Inc.	9,090	1,038,896
Exponent Inc.	1,873	95,542
Franklin Covey Co.[a,b]	95	1,671
FTI Consulting Inc.[a]	247	8,771
GP Strategies Corp.[a]	993	27,208
Heidrick & Struggles International Inc.	55	1,304
Huron Consulting Group Inc.[a]	190	11,056
IHS Inc. Class Aa	4,515	560,582
Insperity Inc.	1,234	63,835
Kforce Inc.	1,931	37,809
Korn/Ferry International	2,116	59,862
Mistras Group Inc.[a]	664	16,447
Nielsen Holdings PLC	19,364	1,019,708
On Assignment Inc.[a]	3,878	143,176
Resources Connection Inc.	502	7,811
Robert Half International Inc.	10,297	479,634
RPX Corp.[a,b]	823	9,267
TransUnion[a]	1,903	52,542
TriNet Group Inc.[a,b]	2,823	40,510
TrueBlue Inc.[a]	3,218	84,151
Verisk Analytics Inc. Class Aa	12,910	1,031,767
Volt Information Sciences Inc.[a]	450	3,388
WageWorks Inc.[a]	2,751	139,228

		5,301,013
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.76%
Alexander’s Inc.	141	53,658
American Assets Trust Inc.	2,517	100,479
American Tower Corp.	32,427	3,319,552
Boston Properties Inc.	10,759	1,367,254
CareTrust REIT Inc.	3,627	46,063
Columbia Property Trust Inc.	1,322	29,071
CoreSite Realty Corp.	1,844	129,098
Crown Castle International Corp.	25,476	2,203,674
CubeSmart	10,595	352,813
CyrusOne Inc.	5,169	235,965
Digital Realty Trust Inc.	6,415	567,663
DuPont Fabros Technology Inc.	1,756	71,171
Easterly Government Properties Inc.	1,021	18,909
EastGroup Properties Inc.	471	28,434
Empire State Realty Trust Inc. Class A	3,926	68,823
Equinix Inc.	5,251	1,736,558
Equity Lifestyle Properties Inc.	6,456	469,545
Equity One Inc.	469	13,442
Extra Space Storage Inc.[b]	9,376	876,281
Federal Realty Investment Trust	5,240	817,702
Four Corners Property Trust Inc.	915	16,424
Gaming and Leisure Properties Inc.[b]	904	27,952
Healthcare Trust of America Inc. Class A	1,004	29,538
Iron Mountain Inc.[b]	6,504	220,551
Lamar Advertising Co. Class A	6,193	380,869

Security	Shares	Value

LTC Properties Inc.[b]	172	$7,781
National Health Investors Inc.	988	65,722
National Storage Affiliates Trust	1,573	33,348
Omega Healthcare Investors Inc.[b]	3,807	134,387
Post Properties Inc.	1,393	83,218
Potlatch Corp.	2,208	69,552
PS Business Parks Inc.	166	16,685
Public Storage	10,136	2,795,813
QTS Realty Trust Inc. Class A	1,983	93,954
RLJ Lodging Trust[b]	3,629	83,031
Ryman Hospitality Properties Inc.[b]	3,336	171,737
Sabra Health Care REIT Inc.	663	13,320
Saul Centers Inc.[b]	717	38,015
Simon Property Group Inc.	23,854	4,954,237
Sovran Self Storage Inc.	2,637	311,034
Sun Communities Inc.	573	41,032
Tanger Factory Outlet Centers Inc.	7,518	273,580
Taubman Centers Inc.	1,733	123,442
Universal Health Realty Income Trust	362	20,362
Urban Edge Properties	6,731	173,929
Urstadt Biddle Properties Inc. Class Ab	204	4,274
Welltower Inc.	12,173	844,076
Weyerhaeuser Co.	12,175	377,181

		23,911,199
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Altisource Asset Management Corp.[a]	64	755
Altisource Portfolio Solutions SAa,b	1,060	25,599
CBRE Group Inc. Class Aa	22,132	637,844
Consolidated-Tomoka Land Co.	128	5,906
Howard Hughes Corp. (The)[a,b]	1,223	129,504
Jones Lang LaSalle Inc.	2,501	293,417
Kennedy-Wilson Holdings Inc.	711	15,571
Marcus & Millichap Inc.[a]	1,026	26,050
Realogy Holdings Corp.[a]	4,023	145,271

		1,279,917
ROAD & RAIL — 0.95%
AMERCO	259	92,543
ArcBest Corp.	638	13,774
Avis Budget Group Inc.[a]	7,664	209,687
Celadon Group Inc.	1,415	14,829
Covenant Transportation Group Inc. Class Aa,b	839	20,295
CSX Corp.	19,459	501,069
Genesee & Wyoming Inc. Class Aa,b	1,646	103,204
Heartland Express Inc.[b]	3,870	71,789
Hertz Global Holdings Inc.[a,b]	28,778	303,032
JB Hunt Transport Services Inc.	7,016	591,028
Knight Transportation Inc.	4,694	122,748
Landstar System Inc.	3,387	218,834
Marten Transport Ltd.	190	3,557
Old Dominion Freight Line Inc.[a]	5,354	372,746
PAM Transportation Services Inc.[a]	221	6,807
Roadrunner Transportation Systems Inc.[a]	811	10,105
Saia Inc.[a]	1,957	55,090
Swift Transportation Co.[a,b]	6,613	123,200
Union Pacific Corp.	67,097	5,337,566
Universal Truckload Services Inc.	402	6,621
USA Truck Inc.[a]	258	4,861
Werner Enterprises Inc.	924	25,096

14

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

YRC Worldwide Inc.[a]	593	$5,527

		8,214,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.36%
Advanced Energy Industries Inc.[a]	1,674	58,238
Advanced Micro Devices Inc.[a,b]	21,030	59,936
Ambarella Inc.[a,b]	2,353	105,179
Analog Devices Inc.	22,062	1,305,850
Applied Materials Inc.	52,247	1,106,591
Applied Micro Circuits Corp.[a]	1,649	10,653
Atmel Corp.	32,737	265,824
Broadcom Ltd.	20,342	3,142,839
Cabot Microelectronics Corp.	1,602	65,538
Cascade Microtech Inc.[a]	808	16,661
Cavium Inc.[a]	4,238	259,196
CEVA Inc.[a]	778	17,505
Cirrus Logic Inc.[a]	5,033	183,252
Entegris Inc.[a]	6,151	83,777
Exar Corp.[a]	409	2,352
FormFactor Inc.[a]	2,002	14,555
Inphi Corp.[a]	2,848	94,952
Integrated Device Technology Inc.[a]	10,345	211,452
Intel Corp.	25,591	827,869
KLA-Tencor Corp.	12,327	897,529
Lam Research Corp.	8,737	721,676
Lattice Semiconductor Corp.[a,b]	2,163	12,286
Linear Technology Corp.	18,425	821,018
M/A-COM Technology Solutions Holdings Inc.[a,b]	1,746	76,457
Mattson Technology Inc.[a,b]	5,616	20,498
Maxim Integrated Products Inc.	7,496	275,703
MaxLinear Inc. Class Aa	4,492	83,102
Microchip Technology Inc.	16,129	777,418
Micron Technology Inc.[a]	6,424	67,259
Microsemi Corp.[a,b]	7,653	293,186
Monolithic Power Systems Inc.	2,973	189,202
NVE Corp.	174	9,836
ON Semiconductor Corp.[a]	30,282	290,404
PDF Solutions Inc.[a,b]	1,641	21,957
Power Integrations Inc.	1,477	73,348
Qorvo Inc.[a]	10,944	551,687
QUALCOMM Inc.	17,603	900,217
Rambus Inc.[a,b]	8,721	119,914
Rudolph Technologies Inc.[a]	410	5,601
Semtech Corp.[a]	1,693	37,229
Silicon Laboratories Inc.[a]	2,320	104,307
Skyworks Solutions Inc.	14,595	1,136,950
SunEdison Inc.[a,b]	18,835	10,175
SunPower Corp.[a,b]	265	5,920
Synaptics Inc.[a]	2,787	222,235
Tessera Technologies Inc.	2,520	78,120
Texas Instruments Inc.	79,727	4,577,924
Xcerra Corp.[a,b]	1,441	9,395
Xilinx Inc.	4,611	218,700

		20,441,472
SOFTWARE — 5.71%
A10 Networks Inc.[a,b]	2,515	14,889
ACI Worldwide Inc.[a]	8,936	185,779
Adobe Systems Inc.[a]	38,341	3,596,386
American Software Inc./GA Class A	297	2,673
ANSYS Inc.[a]	1,278	114,330

Security	Shares	Value

Aspen Technology Inc.[a,b]	6,440	$232,677
Atlassian Corp. PLC Class Aa	1,546	38,882
Autodesk Inc.[a]	13,053	761,120
AVG Technologies NVa,b	3,053	63,350
Barracuda Networks Inc.[a]	595	9,163
Blackbaud Inc.	3,586	225,524
Bottomline Technologies de Inc.[a]	2,708	82,567
BroadSoft Inc.[a,b]	2,234	90,142
Cadence Design Systems Inc.[a]	22,348	526,966
Callidus Software Inc.[a]	4,351	72,575
CDK Global Inc.	12,207	568,236
Citrix Systems Inc.[a]	12,305	966,927
Code Rebel Corp.[a,b]	63	295
CommVault Systems Inc.[a]	3,408	147,123
Digimarc Corp.[a]	581	17,604
Digital Turbine Inc.[a]	3,395	4,040
Ebix Inc.[b]	1,997	81,458
Electronic Arts Inc.[a]	24,189	1,599,135
Ellie Mae Inc.[a]	2,251	204,031
Epiq Systems Inc.	888	13,338
Fair Isaac Corp.	2,351	249,418
FireEye Inc.[a,b]	10,563	190,028
FleetMatics Group PLC[a,b]	2,930	119,280
Fortinet Inc.[a]	10,915	334,326
Gigamon Inc.[a,b]	2,067	64,118
Globant SAa,b	1,124	34,687
Glu Mobile Inc.[a,b]	4,272	12,047
Guidance Software Inc.[a]	1,901	8,174
Guidewire Software Inc.[a]	5,485	298,823
HubSpot Inc.[a]	1,427	62,246
Imperva Inc.[a]	2,240	113,120
Infoblox Inc.[a,b]	4,527	77,412
Interactive Intelligence Group Inc.[a]	1,262	45,962
Intuit Inc.	19,660	2,044,837
Jive Software Inc.[a]	3,420	12,928
Manhattan Associates Inc.[a]	5,753	327,173
Microsoft Corp.	351,427	19,409,313
MicroStrategy Inc. Class Aa	717	128,859
MobileIron Inc.[a]	2,851	12,887
Model N Inc.[a]	1,816	19,558
Monotype Imaging Holdings Inc.	3,021	72,262
NetSuite Inc.[a,b]	3,063	209,785
Oracle Corp.	145,676	5,959,605
Park City Group Inc.[a,b]	669	6,048
Paycom Software Inc.[a]	2,362	84,087
Paylocity Holding Corp.[a,b]	1,137	37,225
Pegasystems Inc.	2,865	72,714
Proofpoint Inc.[a,b]	2,973	159,888
PROS Holdings Inc.[a]	1,806	21,293
PTC Inc.[a]	8,821	292,504
QAD Inc. Class A	146	3,102
Qlik Technologies Inc.[a]	6,923	200,213
Qualys Inc.[a]	1,875	47,456
Rapid7 Inc.[a,b]	468	6,117
RealPage Inc.[a]	4,123	85,923
Red Hat Inc.[a]	14,102	1,050,740
RingCentral Inc. Class Aa	4,023	63,362
Rubicon Project Inc. (The)[a]	1,914	34,988
salesforce.com inc.[a]	50,275	3,711,803
Sapiens International Corp. NV	1,348	16,149
ServiceNow Inc.[a]	11,867	726,023
Silver Spring Networks Inc.[a]	2,871	42,347
Splunk Inc.[a,b]	9,556	467,575

15

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

SS&C Technologies Holdings Inc.	5,665	$359,274
Synchronoss Technologies Inc.[a,b]	2,939	95,047
Synopsys Inc.[a]	852	41,271
Tableau Software Inc. Class Aa	3,742	171,646
Take-Two Interactive Software Inc.[a,b]	3,268	123,106
Tangoe Inc.[a]	2,755	21,737
Textura Corp.[a]	1,630	30,367
TiVo Inc.[a]	7,271	69,147
TubeMogul Inc.[a,b]	1,037	13,419
Tyler Technologies Inc.[a]	2,583	332,200
Ultimate Software Group Inc. (The)[a,b]	2,183	422,410
Varonis Systems Inc.[a,b]	660	12,045
VASCO Data Security International Inc.[a]	2,393	36,852
Verint Systems Inc.[a]	4,461	148,908
VirnetX Holding Corp.[a,b]	3,153	14,472
VMware Inc. Class Aa,b	6,292	329,134
Workday Inc. Class Aa	8,083	621,098
Workiva Inc.[a]	391	4,555
Xura Inc.[a]	1,700	33,439
Zendesk Inc.[a,b]	4,519	94,583
Zix Corp.[a]	4,735	18,609

		49,548,934
SPECIALTY RETAIL — 4.77%
Aaron’s Inc.	833	20,908
Advance Auto Parts Inc.	5,620	901,111
America’s Car-Mart Inc./TXa,b	51	1,275
American Eagle Outfitters Inc.	12,239	204,024
Asbury Automotive Group Inc.[a]	1,965	117,586
Ascena Retail Group Inc.[a,b]	2,418	26,743
AutoNation Inc.[a]	5,236	244,417
AutoZone Inc.[a]	2,392	1,905,683
Bed Bath & Beyond Inc.[a,b]	13,218	656,142
Boot Barn Holdings Inc.[a,b]	881	8,281
Buckle Inc. (The)[b]	2,092	70,856
Build-A-Bear Workshop Inc.[a]	55	714
Burlington Stores Inc.[a,b]	5,265	296,104
Cabela’s Inc.[a]	422	20,547
Caleres Inc.	276	7,808
CarMax Inc.[a,b]	14,957	764,303
Cato Corp. (The) Class A	407	15,690
Chico’s FAS Inc.	10,747	142,613
Children’s Place Inc. (The)	410	34,223
Citi Trends Inc.	52	927
Container Store Group Inc. (The)[a,b]	1,242	7,291
CST Brands Inc.	4,897	187,506
Destination XL Group Inc.[a]	436	2,254
Dick’s Sporting Goods Inc.	4,835	226,036
DSW Inc. Class A	352	9,729
Express Inc.[a]	5,722	122,508
Finish Line Inc. (The) Class A	1,084	22,872
Five Below Inc.[a,b]	4,097	169,370
Foot Locker Inc.	9,356	603,462
Francesca’s Holdings Corp.[a]	3,172	60,776
Gap Inc. (The)	17,261	507,473
GNC Holdings Inc. Class A	5,673	180,118
Group 1 Automotive Inc.	365	21,422
Hibbett Sports Inc.[a,b]	1,809	64,943
Home Depot Inc. (The)	99,527	13,279,888
Kirkland’s Inc.	1,289	22,570
L Brands Inc.	19,024	1,670,497
Lithia Motors Inc. Class A	1,749	152,740

Security	Shares	Value

Lowe’s Companies Inc.	72,929	$5,524,372
MarineMax Inc.[a]	1,007	19,606
Mattress Firm Holding Corp.[a,b]	1,528	64,772
Michaels Companies Inc. (The)[a]	4,702	131,515
Monro Muffler Brake Inc.[b]	2,461	175,888
Murphy USA Inc.[a]	209	12,843
O’Reilly Automotive Inc.[a]	7,742	2,118,676
Office Depot Inc.[a]	7,284	51,716
Outerwall Inc.[b]	1,384	51,194
Party City Holdco Inc.[a,b]	1,886	28,365
Penske Automotive Group Inc.	1,286	48,739
Pier 1 Imports Inc.	6,799	47,661
Restoration Hardware Holdings Inc.[a,b]	2,520	105,588
Ross Stores Inc.	31,739	1,837,688
Sally Beauty Holdings Inc.[a]	11,171	361,717
Select Comfort Corp.[a]	3,884	75,311
Signet Jewelers Ltd.	6,196	768,490
Sportsman’s Warehouse Holdings Inc.[a]	444	5,594
Tailored Brands Inc.	3,630	64,977
Tiffany & Co.	6,496	476,677
Tile Shop Holdings Inc.[a,b]	1,954	29,134
TJX Companies Inc. (The)	52,142	4,085,326
Tractor Supply Co.	10,493	949,197
Ulta Salon Cosmetics & Fragrance Inc.[a]	4,955	959,982
Urban Outfitters Inc.[a]	6,715	222,199
Vitamin Shoppe Inc.[a,b]	151	4,675
Williams-Sonoma Inc.	6,995	382,906
Winmark Corp.	183	17,930
Zumiez Inc.[a,b]	1,226	24,422

		41,398,570
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.68%
3D Systems Corp.[a,b]	3,066	47,431
Apple Inc.	441,376	48,105,570
Avid Technology Inc.[a,b]	1,530	10,343
CPI Card Group Inc.[b]	958	7,894
Cray Inc.[a]	3,100	129,921
Diebold Inc.	4,920	142,237
Eastman Kodak Co.[a]	1,296	14,062
Electronics For Imaging Inc.[a]	3,578	151,671
EMC Corp./MA	12,195	324,997
Immersion Corp.[a,b]	1,888	15,595
NetApp Inc.	6,689	182,543
Nimble Storage Inc.[a]	3,810	29,870
Pure Storage Inc. Class Aa,b	1,283	17,564
Silicon Graphics International Corp.[a,b]	2,395	17,052
Super Micro Computer Inc.[a]	2,785	94,913
Violin Memory Inc.[a]	5,781	3,019

		49,294,682
TEXTILES, APPAREL & LUXURY GOODS — 1.57%
Carter’s Inc.	4,021	423,733
Cherokee Inc.[a]	593	10,550
Coach Inc.	2,927	117,343
Columbia Sportswear Co.	1,498	90,015
Crocs Inc.[a]	4,457	42,876
Culp Inc.	785	20,583
Deckers Outdoor Corp.[a,b]	1,487	89,086
Fossil Group Inc.[a,b]	2,582	114,692
G-III Apparel Group Ltd.[a]	2,995	146,426
Hanesbrands Inc.	30,981	878,002

16

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

Kate Spade & Co.[a]	10,031	$255,991
lululemon athletica Inc.[a]	8,517	576,686
Michael Kors Holdings Ltd.[a]	14,187	808,092
NIKE Inc. Class B	103,915	6,387,655
Oxford Industries Inc.	1,139	76,575
Ralph Lauren Corp.	240	23,102
Sequential Brands Group Inc.[a]	2,158	13,790
Skechers U.S.A. Inc. Class Aa	9,365	285,164
Steven Madden Ltd.[a]	4,341	160,791
Superior Uniform Group Inc.	577	10,282
Tumi Holdings Inc.[a]	4,227	113,368
Under Armour Inc. Class Aa,b	13,711	1,163,104
Unifi Inc.[a]	51	1,168
VF Corp.	25,933	1,679,421
Vince Holding Corp.[a,b]	1,684	10,660
Wolverine World Wide Inc.	7,886	145,260

		13,644,415
THRIFTS & MORTGAGE FINANCE — 0.04%
BofI Holding Inc.[a,b]	4,603	98,228
Essent Group Ltd.[a]	4,145	86,216
HomeStreet Inc.[a]	486	10,114
IMPAC Mortgage Holdings Inc.[a,b]	603	8,364
LendingTree Inc.[a,b]	502	49,085
Meridian Bancorp. Inc.	612	8,519
MGIC Investment Corp.[a]	11,397	87,415
Stonegate Mortgage Corp.[a,b]	177	1,016
United Financial Bancorp. Inc.	620	7,806
Walker & Dunlop Inc.[a]	1,000	24,270
WSFS Financial Corp.	123	4,000

		385,033
TOBACCO — 2.08%
Altria Group Inc.	141,794	8,884,812
Philip Morris International Inc.	59,117	5,799,969
Reynolds American Inc.	63,286	3,183,919
Vector Group Ltd.[b]	6,442	147,135

		18,015,835
TRADING COMPANIES & DISTRIBUTORS — 0.42%
Air Lease Corp.	453	14,550
Applied Industrial Technologies Inc.	1,174	50,951
Beacon Roofing Supply Inc.[a]	870	35,679
BMC Stock Holdings Inc.[a,b]	2,672	44,409
DXP Enterprises Inc.[a]	271	4,759
Fastenal Co.	22,591	1,106,959
H&E Equipment Services Inc.	2,343	41,073
HD Supply Holdings Inc.[a]	13,000	429,910
Kaman Corp.	178	7,599
Lawson Products Inc./DEa	291	5,698
MSC Industrial Direct Co. Inc. Class A	1,093	83,407
Neff Corp.[a]	209	1,555
United Rentals Inc.[a]	6,952	432,345
Univar Inc.[a]	1,474	25,323
Watsco Inc.	1,986	267,593
WW Grainger Inc.	4,835	1,128,634

		3,680,444

Security	Shares	Value

WATER UTILITIES — 0.00%
American States Water Co.	267	$10,509
York Water Co. (The)	66	2,014

		12,523
WIRELESS TELECOMMUNICATION SERVICES — 0.01%
Boingo Wireless Inc.[a]	1,472	11,364
Leap Wireless International Inc.[f]	638	1,608
Shenandoah Telecommunications Co.	3,052	81,641

		94,613

TOTAL COMMON STOCKS (Cost: $891,393,778)		866,314,942

RIGHTS — 0.00%

TEXTILES, APPAREL & LUXURY GOODS — 0.00%
Vince Holding Corp.[a,b]	1,684	446

		446

TOTAL RIGHTS (Cost: $0)		446

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.66%

MONEY MARKET FUNDS — 4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	37,701,739	37,701,739
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,914,998	1,914,998

17

Schedule of Investments  (Continued)

iSHARES® CORE U.S. GROWTH ETF

March 31, 2016

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	849,649	$849,649

		40,466,386

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,466,386)		40,466,386

TOTAL INVESTMENTS IN SECURITIES — 104.55% (Cost: $931,860,164)		906,781,774
Other Assets, Less Liabilities — (4.55)%		(39,498,636)

NET ASSETS — 100.00%		$867,283,138

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	2	Jun. 2016	ICE Markets Equity	$221,920	$8,234
S&P 500 E-Mini	6	Jun. 2016	Chicago Mercantile	615,450	21,539

Net unrealized appreciation					$29,773

See notes to financial statements.

18

Schedule of Investments

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.10%
AAR Corp.	2,352	$54,731
Aerojet Rocketdyne Holdings Inc.[a]	2,085	34,152
Aerovironment Inc.[a]	1,469	41,602
American Science & Engineering Inc.	506	14,011
BWX Technologies Inc.	5,686	190,822
Cubic Corp.	1,504	60,100
Curtiss-Wright Corp.	2,833	214,373
DigitalGlobe Inc.[a,b]	4,806	83,144
Ducommun Inc.[a]	716	10,919
Engility Holdings Inc.[a]	1,341	25,157
Esterline Technologies Corp.[a]	1,957	125,385
General Dynamics Corp.	12,952	1,701,504
Keyw Holding Corp. (The)[a,b]	2,539	16,859
KLX Inc.[a]	3,718	119,497
Kratos Defense & Security Solutions Inc.[a,b]	2,992	14,810
L-3 Communications Holdings Inc.	5,220	618,570
Lockheed Martin Corp.	5,144	1,139,396
Moog Inc. Class Aa,b	2,214	101,136
National Presto Industries Inc.	337	28,220
Northrop Grumman Corp.	8,572	1,696,399
Orbital ATK Inc.	4,108	357,150
Raytheon Co.	20,594	2,525,442
Sparton Corp.[a,b]	277	4,983
Spirit AeroSystems Holdings Inc. Class Aa	736	33,385
Teledyne Technologies Inc.[a]	1,738	153,187
Textron Inc.	14,455	527,029
Triumph Group Inc.	3,231	101,712
United Technologies Corp.	51,211	5,126,221
Vectrus Inc.[a]	46	1,047

		15,120,943
AIR FREIGHT & LOGISTICS — 0.28%
Air Transport Services Group Inc.[a]	3,840	59,059
Atlas Air Worldwide Holdings Inc.[a]	1,654	69,915
FedEx Corp.	11,530	1,876,162
Hub Group Inc. Class Aa	178	7,261
Radiant Logistics Inc.[a,b]	90	321
XPO Logistics Inc.[a,b]	842	25,849

		2,038,567
AIRLINES — 0.07%
Copa Holdings SA Class Ab	2,170	147,018
JetBlue Airways Corp.[a,b]	13,460	284,275
SkyWest Inc.	3,308	66,127
Virgin America Inc.[a]	106	4,087

		501,507
AUTO COMPONENTS — 0.37%
Cooper Tire & Rubber Co.	3,399	125,831
Cooper-Standard Holding Inc.[a,b]	829	59,555
Dana Holding Corp.	5,078	71,549
Federal-Mogul Holdings Corp.[a,b]	2,010	19,859
Gentex Corp.	10,073	158,046

Security	Shares	Value

Goodyear Tire & Rubber Co. (The)	18,093	$596,707
Horizon Global Corp.[a,b]	1,092	13,737
Johnson Controls Inc.	34,600	1,348,362
Lear Corp.	1,259	139,963
Metaldyne Performance Group Inc.	352	5,917
Modine Manufacturing Co.[a]	3,194	35,166
Motorcar Parts of America Inc.[a]	84	3,190
Standard Motor Products Inc.	1,436	49,758
Strattec Security Corp.	170	9,756
Superior Industries International Inc.	1,672	36,918
Tower International Inc.	539	14,661

		2,688,975
AUTOMOBILES — 1.01%
Ford Motor Co.	263,289	3,554,401
General Motors Co.	108,379	3,406,352
Harley-Davidson Inc.	5,802	297,817
Winnebago Industries Inc.	165	3,704

		7,262,274
BANKS — 10.77%
1st Source Corp.	1,182	37,635
Access National Corp.	383	7,595
Allegiance Bancshares Inc.[a]	194	3,564
American National Bankshares Inc.	587	14,869
Ameris Bancorp.	2,126	62,887
Ames National Corp.	598	14,806
Arrow Financial Corp.	738	19,609
Associated Banc-Corp.	10,118	181,517
Banc of California Inc.	3,007	52,623
BancFirst Corp.	485	27,660
Banco Latinoamericano de Comercio Exterior SA Class E	1,989	48,174
Bancorp. Inc. (The)[a]	2,525	14,443
BancorpSouth Inc.	6,404	136,469
Bank of America Corp.	708,086	9,573,323
Bank of Hawaii Corp.	2,894	197,602
Bank of Marin Bancorp.	383	18,851
BankUnited Inc.	6,875	236,775
Banner Corp.	1,479	62,177
Bar Harbor Bankshares	332	11,029
BB&T Corp.	52,451	1,745,045
BBCN Bancorp. Inc.	5,172	78,563
Berkshire Hills Bancorp. Inc.	1,942	52,220
Blue Hills Bancorp. Inc.	2,069	28,283
BNC Bancorp.	1,684	35,566
BOK Financial Corp.[b]	1,866	101,921
Boston Private Financial Holdings Inc.	5,483	62,780
Bridge Bancorp. Inc.	1,043	31,780
Brookline Bancorp. Inc.	4,490	49,435
Bryn Mawr Bank Corp.	1,102	28,354
C1 Financial Inc.[a]	602	14,568
Camden National Corp.	578	24,276
Capital Bank Financial Corp. Class A	1,397	43,097
Capital City Bank Group Inc.	834	12,168
Cardinal Financial Corp.	1,903	38,726
Cascade Bancorp.[a]	2,438	13,921
Cathay General Bancorp.	5,304	150,262
CenterState Banks Inc.	2,942	43,806
Central Pacific Financial Corp.	1,409	30,674
Century Bancorp. Inc./MA Class A	246	9,572
Chemical Financial Corp.	2,302	82,158

19

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

CIT Group Inc.	11,763	$365,006
Citigroup Inc.	204,574	8,540,965
Citizens & Northern Corp.	849	16,878
Citizens Financial Group Inc.	20,922	438,316
City Holding Co.	1,009	48,210
CNB Financial Corp./PA	896	15,761
CoBiz Financial Inc.	2,646	31,276
Columbia Banking System Inc.	3,828	114,534
Comerica Inc.	11,959	452,887
Commerce Bancshares Inc./MO	5,751	258,507
Community Bank System Inc.	2,890	110,427
Community Trust Bancorp. Inc.	1,071	37,828
CommunityOne Bancorp.[a]	990	13,147
ConnectOne Bancorp. Inc.	1,873	30,624
CU Bancorp.[a]	1,058	22,398
Cullen/Frost Bankers Inc.	3,596	198,176
Customers Bancorp. Inc.[a]	1,752	41,400
CVB Financial Corp.[b]	7,043	122,900
Eagle Bancorp. Inc.[a]	493	23,664
East West Bancorp. Inc.	9,797	318,207
Enterprise Bancorp. Inc./MA	410	10,758
Enterprise Financial Services Corp.	1,294	34,990
Equity Bancshares Inc. Class Aa,b	158	3,318
Farmers Capital Bank Corp.	409	10,806
FCB Financial Holdings Inc. Class Aa	1,999	66,487
Fidelity Southern Corp.	1,627	26,097
Fifth Third Bancorp.	54,651	912,125
Financial Institutions Inc.	964	28,023
First Bancorp. Inc./ME	613	11,960
First BanCorp./Puerto Rico[a]	7,494	21,882
First Bancorp./Southern Pines NC	1,564	29,481
First Busey Corp.	1,804	36,946
First Business Financial Services Inc.	527	12,084
First Citizens BancShares Inc./NC Class A	507	127,293
First Commonwealth Financial Corp.	5,770	51,122
First Community Bancshares Inc./VA	1,178	23,372
First Connecticut Bancorp. Inc./Farmington CT	1,290	20,588
First Financial Bancorp.	4,108	74,683
First Financial Bankshares Inc.	1,785	52,800
First Financial Corp./IN	822	28,121
First Horizon National Corp.	15,485	202,854
First Interstate BancSystem Inc.	1,435	40,367
First Merchants Corp.	2,634	62,083
First Midwest Bancorp. Inc./IL	5,381	96,966
First NBC Bank Holding Co.[a]	1,069	22,011
First Niagara Financial Group Inc.	24,471	236,879
First of Long Island Corp. (The)	842	23,997
First Republic Bank/CA	9,561	637,145
FirstMerit Corp.	11,428	240,559
Flushing Financial Corp.	1,907	41,229
FNB Corp./PA	13,822	179,824
Franklin Financial Network Inc.[a]	337	9,099
Fulton Financial Corp.	11,706	156,626
German American Bancorp. Inc.	1,161	37,384
Glacier Bancorp. Inc.	5,002	127,151
Great Southern Bancorp. Inc.	730	27,105
Great Western Bancorp. Inc.	2,919	79,601
Green Bancorp. Inc.[a]	901	6,821
Guaranty Bancorp.	1,080	16,697
Hampton Roads Bankshares Inc.[a,b]	2,437	4,313
Hancock Holding Co.	5,166	118,611
Hanmi Financial Corp.	2,273	50,051
Heartland Financial USA Inc.	1,290	39,719

Security	Shares	Value

Heritage Commerce Corp.	1,464	$14,655
Heritage Financial Corp./WA	2,069	36,352
Heritage Oaks Bancorp.	1,442	11,233
Hilltop Holdings Inc.[a]	3,246	61,284
Home BancShares Inc./AR	745	30,508
HomeTrust Bancshares Inc.[a,b]	1,438	26,359
Horizon Bancorp./IN	725	17,922
Huntington Bancshares Inc./OH	54,296	517,984
IBERIABANK Corp.	2,506	128,483
Independent Bank Corp./MI	1,568	22,814
Independent Bank Corp./Rockland MA	1,718	78,959
Independent Bank Group Inc.	642	17,591
International Bancshares Corp.	3,592	88,579
Investors Bancorp. Inc.	22,085	257,069
JPMorgan Chase & Co.	250,207	14,817,259
KeyCorp	57,660	636,566
Lakeland Bancorp. Inc.	2,796	28,379
Lakeland Financial Corp.	1,178	53,929
LegacyTexas Financial Group Inc.	3,172	62,330
Live Oak Bancshares Inc.	316	4,740
M&T Bank Corp.	10,745	1,192,695
MainSource Financial Group Inc.	1,433	30,222
MB Financial Inc.	5,072	164,586
Mercantile Bank Corp.	1,247	27,958
Merchants Bancshares Inc./VT	351	10,439
MidWestOne Financial Group Inc.	490	13,451
National Bank Holdings Corp. Class A	2,074	42,289
National Bankshares Inc.	498	17,091
National Commerce Corp.[a]	306	7,225
National Penn Bancshares Inc.	9,533	109,071
NBT Bancorp. Inc.	2,922	78,748
OFG Bancorp.	3,411	23,843
Old National Bancorp./IN	7,761	94,607
Old Second Bancorp. Inc.[a]	2,522	18,083
Opus Bank	620	21,080
Pacific Continental Corp.	1,311	21,146
Pacific Premier Bancorp. Inc.[a,b]	2,052	43,851
PacWest Bancorp.	7,463	277,250
Park National Corp.	860	77,400
Park Sterling Corp.	3,642	24,292
Peapack Gladstone Financial Corp.	1,217	20,567
Penns Woods Bancorp. Inc.	277	10,676
People’s United Financial Inc.	21,114	336,346
People’s Utah Bancorp.	188	2,976
Peoples Bancorp. Inc./OH	1,108	21,650
Peoples Financial Services Corp.	515	19,158
Pinnacle Financial Partners Inc.	2,196	107,736
PNC Financial Services Group Inc. (The)[c]	34,932	2,954,199
Popular Inc.	6,867	196,465
Preferred Bank/Los Angeles CA	842	25,471
PrivateBancorp. Inc.	5,227	201,762
Prosperity Bancshares Inc.	4,650	215,714
QCR Holdings Inc.	669	15,956
Regions Financial Corp.	90,903	713,589
Renasant Corp.	2,424	79,774
Republic Bancorp. Inc./KY Class A	721	18,623
S&T Bancorp. Inc.	2,300	59,248
Sandy Spring Bancorp. Inc.	1,727	48,062
Seacoast Banking Corp. of Florida[a]	1,775	28,027
ServisFirst Bancshares Inc.	1,440	63,936
Sierra Bancorp.	837	15,192
Signature Bank/New York NYa	297	40,428
Simmons First National Corp. Class A	1,952	87,977

20

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

South State Corp.	1,514	$97,244
Southside Bancshares Inc.	1,799	46,900
Southwest Bancorp. Inc.	1,414	21,281
State Bank Financial Corp.	2,332	46,080
Sterling Bancorp./DE	7,972	126,994
Stock Yards Bancorp. Inc.	936	36,064
Stonegate Bank	717	21,481
Suffolk Bancorp.	762	19,233
Sun Bancorp. Inc./NJa	513	10,624
SunTrust Banks Inc.	34,735	1,253,239
SVB Financial Group[a]	1,269	129,501
Synovus Financial Corp.	8,505	245,880
Talmer Bancorp. Inc. Class A	3,492	63,170
TCF Financial Corp.	11,199	137,300
Texas Capital Bancshares Inc.[a]	2,780	106,696
Tompkins Financial Corp.	1,066	68,224
TowneBank/Portsmouth VA	3,271	62,771
TriCo Bancshares	1,647	41,702
Tristate Capital Holdings Inc.[a,b]	1,570	19,782
Triumph Bancorp. Inc.[a]	1,173	18,569
Trustmark Corp.	4,479	103,151
U.S. Bancorp.	112,957	4,584,925
UMB Financial Corp.	2,616	135,064
Umpqua Holdings Corp.	14,965	237,345
Union Bankshares Corp.	2,985	73,521
United Bankshares Inc./WV	4,607	169,077
United Community Banks Inc./GA	3,509	64,811
Univest Corp. of Pennsylvania	1,207	23,549
Valley National Bancorp.	15,409	147,002
Washington Trust Bancorp. Inc.	1,066	39,783
Webster Financial Corp.	6,264	224,878
Wells Fargo & Co.	314,106	15,190,166
WesBanco Inc.	2,510	74,572
West Bancorp. Inc.	1,089	19,852
Westamerica Bancorp.	1,696	82,612
Western Alliance Bancorp.[a]	2,930	97,803
Wilshire Bancorp. Inc.	4,674	48,142
Wintrust Financial Corp.	3,145	139,449
Yadkin Financial Corp.	3,091	73,164
Zions BanCorp.	13,865	335,672

		77,569,049
BEVERAGES — 0.15%
Brown-Forman Corp. Class A	105	11,202
Brown-Forman Corp. Class B	563	55,439
Coca-Cola Bottling Co. Consolidated	23	3,674
Craft Brew Alliance Inc.[a]	494	4,066
Molson Coors Brewing Co. Class B	10,652	1,024,509
National Beverage Corp.[a]	47	1,989

		1,100,879
BIOTECHNOLOGY — 0.13%
ACADIA Pharmaceuticals Inc.[a,b]	399	11,156
Acorda Therapeutics Inc.[a]	224	5,925
Adamas Pharmaceuticals Inc.[a]	842	12,175
Agenus Inc.[a]	949	3,948
Aimmune Therapeutics Inc.[a,b]	74	1,003
Akebia Therapeutics Inc.[a,b]	1,963	17,687
Alkermes PLC[a]	1,677	57,337
Alnylam Pharmaceuticals Inc.[a]	879	55,175
Array BioPharma Inc.[a]	1,409	4,157

Security	Shares	Value

Arrowhead Research Corp.[a,b]	1,462	$7,047
Avexis Inc.[a]	33	899
Axovant Sciences Ltd.[a,b]	96	1,102
Baxalta Inc.	13,381	540,592
BioCryst Pharmaceuticals Inc.[a,b]	988	2,796
Calithera Biosciences Inc.[a,b]	1,043	5,924
Catabasis Pharmaceuticals Inc.[a,b]	33	166
Celldex Therapeutics Inc.[a,b]	535	2,022
Chiasma Inc.[a,b]	53	485
Cytokinetics Inc.[a,b]	988	6,965
CytomX Therapeutics Inc.[a,b]	58	748
Dimension Therapeutics Inc.[a,b]	48	376
Edge Therapeutics Inc.[a]	53	485
Editas Medicine Inc.[a]	47	1,623
Emergent BioSolutions Inc.[a,b]	719	26,136
Geron Corp.[a,b]	579	1,691
Global Blood Therapeutics Inc.[a]	50	793
Idera Pharmaceuticals Inc.[a,b]	387	766
Ignyta Inc.[a]	489	3,311
Immunomedics Inc.[a,b]	277	693
Inovio Pharmaceuticals Inc.[a,b]	493	4,294
Lexicon Pharmaceuticals Inc.[a,b]	1,509	18,033
Loxo Oncology Inc.[a]	694	18,974
Merrimack Pharmaceuticals Inc.[a,b]	389	3,256
NantKwest Inc.[a,b]	49	403
Natera Inc.[a,b]	66	628
Navidea Biopharmaceuticals Inc.[a,b]	1,308	1,235
Nivalis Therapeutics Inc.[a,b]	37	154
Osiris Therapeutics Inc.[b]	124	708
PDL BioPharma Inc.	10,527	35,055
Peregrine Pharmaceuticals Inc.[a]	881	370
REGENXBIO Inc.[a]	53	572
Rigel Pharmaceuticals Inc.[a]	1,296	2,696
Seres Therapeutics Inc.[a,b]	58	1,540
Spectrum Pharmaceuticals Inc.[a,b]	3,252	20,683
Stemline Therapeutics Inc.[a,b]	677	3,155
Threshold Pharmaceuticals Inc.[a,b]	222	102
Tokai Pharmaceuticals Inc.[a,b]	618	3,467
Vanda Pharmaceuticals Inc.[a,b]	603	5,041
Verastem Inc.[a]	1,636	2,585
Versartis Inc.[a,b]	1,225	9,825
Voyager Therapeutics Inc.[a]	50	437
vTv Therapeutics Inc. Class Aa,b	45	232
XOMA Corp.[a,b]	954	737

		907,365
BUILDING PRODUCTS — 0.16%
Armstrong World Industries Inc.[a]	929	44,936
Fortune Brands Home & Security Inc.	7,060	395,642
Gibraltar Industries Inc.[a]	2,168	62,005
Griffon Corp.	1,731	26,744
Insteel Industries Inc.	98	2,996
Owens Corning	8,011	378,760
Quanex Building Products Corp.	2,067	35,883
Simpson Manufacturing Co. Inc.	2,539	96,914
Universal Forest Products Inc.	1,422	122,036

		1,165,916
CAPITAL MARKETS — 2.60%
Ameriprise Financial Inc.	1,892	177,867
Arlington Asset Investment Corp. Class Ab	1,543	19,334

21

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Bank of New York Mellon Corp. (The)	67,517	$2,486,651
BlackRock Inc.[c]	5,782	1,969,176
Calamos Asset Management Inc. Class A	1,148	9,747
Charles Schwab Corp. (The)	22,511	630,758
Cowen Group Inc. Class Aa,b	6,986	26,617
E*TRADE Financial Corp.[a]	19,539	478,510
Franklin Resources Inc.	26,144	1,020,923
Goldman Sachs Group Inc. (The)	29,131	4,572,984
Houlihan Lokey Inc.	529	13,172
Interactive Brokers Group Inc. Class A	3,487	137,109
INTL. FCStone Inc.[a]	730	19,513
Invesco Ltd.	25,565	786,635
Investment Technology Group Inc.	2,040	45,084
Janus Capital Group Inc.	8,909	130,339
KCG Holdings Inc. Class Aa	1,850	22,107
Ladenburg Thalmann Financial Services Inc.[a,b]	5,619	14,048
Legg Mason Inc.	4,356	151,066
Moelis & Co. Class A	139	3,924
Morgan Stanley	103,445	2,587,159
Northern Trust Corp.	15,732	1,025,254
Oppenheimer Holdings Inc. Class A	725	11,441
Piper Jaffray Companies[a]	970	48,073
Raymond James Financial Inc.	8,677	413,112
Safeguard Scientifics Inc.[a]	1,456	19,292
State Street Corp.	27,811	1,627,500
Stifel Financial Corp.[a]	4,504	133,318
TD Ameritrade Holding Corp.	2,636	83,113
Virtus Investment Partners Inc.	405	31,635
Waddell & Reed Financial Inc. Class A	293	6,897

		18,702,358
CHEMICALS — 1.49%
A Schulman Inc.	196	5,335
Air Products & Chemicals Inc.	2,594	373,666
Airgas Inc.	3,527	499,564
Albemarle Corp.	7,608	486,379
American Vanguard Corp.	1,559	24,601
Ashland Inc.	3,830	421,147
Axiall Corp.	4,650	101,556
Cabot Corp.	4,210	203,469
Calgon Carbon Corp.	1,778	24,928
Celanese Corp. Series A	9,567	626,638
Chase Corp.	40	2,104
Chemours Co. (The)	6,442	45,094
Dow Chemical Co. (The)	65,559	3,334,331
Eastman Chemical Co.	7,496	541,436
EI du Pont de Nemours & Co.	32,896	2,082,975
Flotek Industries Inc.[a]	3,832	28,088
FMC Corp.	2,410	97,292
FutureFuel Corp.	1,485	17,508
Hawkins Inc.	619	22,340
Huntsman Corp.	4,874	64,824
Innophos Holdings Inc.	1,344	41,543
Innospec Inc.	1,580	68,509
Intrepid Potash Inc.[a]	3,983	4,421
Kraton Performance Polymers Inc.[a]	1,963	33,960
Kronos Worldwide Inc.	1,447	8,277
LSB Industries Inc.[a,b]	833	10,621
Minerals Technologies Inc.	148	8,414
Mosaic Co. (The)	23,677	639,279
Olin Corp.	5,989	104,029
OMNOVA Solutions Inc.[a]	987	5,488

Security	Shares	Value

Platform Specialty Products Corp.[a,b]	7,313	$62,892
Praxair Inc.	3,250	371,962
Quaker Chemical Corp.	282	23,930
Rayonier Advanced Materials Inc.	2,736	25,992
Scotts Miracle-Gro Co. (The) Class A	387	28,162
Sensient Technologies Corp.	1,096	69,552
Stepan Co.	618	34,169
Tredegar Corp.	1,285	20,200
Tronox Ltd. Class A	4,463	28,519
Valhi Inc.	622	734
Westlake Chemical Corp.	2,763	127,927

		10,721,855
COMMERCIAL SERVICES & SUPPLIES — 0.75%
ABM Industries Inc.	3,715	120,032
ACCO Brands Corp.[a]	7,288	65,446
ADT Corp. (The)[b]	11,663	481,215
Brady Corp. Class A	3,173	85,163
Casella Waste Systems Inc. Class Aa	1,826	12,234
CECO Environmental Corp.	1,485	9,222
Civeo Corp.[a]	6,870	8,450
Clean Harbors Inc.[a,b]	1,328	65,523
Deluxe Corp.	1,503	93,922
Ennis Inc.	1,834	35,855
Essendant Inc.	2,534	80,911
G&K Services Inc. Class A	370	27,102
Heritage-Crystal Clean Inc.[a]	613	6,093
InnerWorkings Inc.[a]	1,178	9,365
KAR Auction Services Inc.	6,321	241,083
Kimball International Inc. Class B	1,473	16,719
Matthews International Corp. Class A	2,159	111,124
McGrath RentCorp	1,643	41,206
Mobile Mini Inc.	2,746	90,673
MSA Safety Inc.	646	31,234
NL Industries Inc.[a,b]	484	1,094
Pitney Bowes Inc.	7,906	170,295
Quad/Graphics Inc.	1,906	24,664
Republic Services Inc.	16,454	784,033
RR Donnelley & Sons Co.	6,562	107,617
SP Plus Corp.[a]	77	1,853
Tetra Tech Inc.	3,988	118,922
TRC Companies Inc.[a]	907	6,576
Tyco International PLC	3,530	129,586
UniFirst Corp./MA	981	107,047
Viad Corp.	1,441	42,020
VSE Corp.	275	18,670
Waste Connections Inc.	8,332	538,164
Waste Management Inc.	28,362	1,673,358
West Corp.	2,924	66,726

		5,423,197
COMMUNICATIONS EQUIPMENT — 1.73%
ADTRAN Inc.	3,404	68,829
Applied Optoelectronics Inc.[a,b]	177	2,639
ARRIS International PLC[a]	7,805	178,891
Bel Fuse Inc. Class B	725	10,585
Black Box Corp.	1,079	14,534
Brocade Communications Systems Inc.	28,647	303,085
Calix Inc.[a,b]	2,965	21,022
Cisco Systems Inc.	342,907	9,762,562
CommScope Holding Co. Inc.[a]	4,150	115,868

22

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Comtech Telecommunications Corp.	1,185	$27,693
Digi International Inc.[a]	1,825	17,210
EchoStar Corp. Class Aa	3,082	136,502
EMCORE Corp.[a,b]	1,290	6,450
Extreme Networks Inc.[a,b]	5,612	17,453
Finisar Corp.[a,b]	6,829	124,561
Harmonic Inc.[a]	4,874	15,938
Harris Corp.	6,914	538,324
InterDigital Inc./PA	204	11,353
Ixia[a]	403	5,021
Juniper Networks Inc.	21,803	556,195
KVH Industries Inc.[a]	138	1,318
Lumentum Holdings Inc.[a]	3,127	84,335
NETGEAR Inc.[a]	2,250	90,833
NetScout Systems Inc.[a]	2,918	67,026
Novatel Wireless Inc.[a,b]	287	508
Oclaro Inc.[a,b]	6,586	35,564
Polycom Inc.[a]	8,804	98,165
ShoreTel Inc.[a]	3,187	23,711
Sonus Networks Inc.[a,b]	2,980	22,439
Ubiquiti Networks Inc.[a,b]	128	4,259
ViaSat Inc.[a,b]	394	28,951
Viavi Solutions Inc.[a]	15,638	107,277

		12,499,101
CONSTRUCTION & ENGINEERING — 0.35%
AECOM[a,b]	8,703	267,965
Aegion Corp.[a]	2,383	50,258
Ameresco Inc. Class Aa,b	1,434	6,840
Argan Inc.	218	7,665
Chicago Bridge & Iron Co. NV	6,646	243,177
Comfort Systems USA Inc.	295	9,372
EMCOR Group Inc.	4,158	202,079
Fluor Corp.	9,343	501,719
Granite Construction Inc.	2,614	124,949
Great Lakes Dredge & Dock Corp.[a]	3,731	16,640
HC2 Holdings Inc.[a,b]	506	1,933
Jacobs Engineering Group Inc.[a]	8,562	372,875
KBR Inc.	9,572	148,175
MasTec Inc.[a]	4,756	96,262
MYR Group Inc.[a]	1,300	32,643
Northwest Pipe Co.[a]	700	6,454
Orion Marine Group Inc.[a,b]	1,924	9,966
Primoris Services Corp.	1,024	24,883
Quanta Services Inc.[a]	8,258	186,301
Tutor Perini Corp.[a]	2,634	40,932
Valmont Industries Inc.	1,481	183,407

		2,534,495
CONSTRUCTION MATERIALS — 0.20%
Martin Marietta Materials Inc.	3,890	620,494
U.S. Lime & Minerals Inc.	134	8,041
Vulcan Materials Co.	7,822	825,769

		1,454,304
CONSUMER FINANCE — 1.32%
Ally Financial Inc.[a]	29,992	561,450
American Express Co.	44,507	2,732,730
Capital One Financial Corp.	34,949	2,422,315
Cash America International Inc.	1,774	68,547

Security	Shares	Value

Discover Financial Services	27,888	$1,420,057
Encore Capital Group Inc.[a,b]	1,357	34,929
Enova International Inc.[a]	211	1,331
Ezcorp Inc. Class Aa	3,742	11,114
First Cash Financial Services Inc.	170	7,830
Green Dot Corp. Class Aa,b	3,326	76,398
JG Wentworth Co. (The) Class Aa,b	1,173	1,431
Navient Corp.	23,082	276,292
Nelnet Inc. Class A	1,629	64,134
OneMain Holdings Inc.[a,b]	3,510	96,279
Regional Management Corp.[a,b]	877	15,006
Santander Consumer USA Holdings Inc.[a]	5,553	58,251
SLM Corp.[a]	2,261	14,380
Synchrony Financial[a]	56,389	1,616,109
World Acceptance Corp.[a,b]	154	5,840

		9,484,423
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	3,506	274,906
Avery Dennison Corp.	418	30,142
Bemis Co. Inc.	5,785	299,547
Berry Plastics Group Inc.[a]	3,346	120,958
Crown Holdings Inc.[a]	5,292	262,430
Graphic Packaging Holding Co.	9,126	117,269
Greif Inc. Class A	2,047	67,039
International Paper Co.	1,402	57,538
Multi Packaging Solutions International Ltd.[a,b]	430	6,979
Owens-Illinois Inc.[a]	9,970	159,121
Sonoco Products Co.	6,912	335,716
WestRock Co.	16,031	625,690

		2,357,335
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	730	59,539
Fenix Parts Inc.[a]	324	1,490
Genuine Parts Co.	730	72,533
VOXX International Corp.[a]	1,323	5,914
Weyco Group Inc.	394	10,488

		149,964
DIVERSIFIED CONSUMER SERVICES — 0.09%
American Public Education Inc.[a]	1,057	21,806
Apollo Education Group Inc.[a]	6,252	51,360
Ascent Capital Group Inc. Class Aa	880	13,033
Bridgepoint Education Inc.[a,b]	1,332	13,427
Cambium Learning Group Inc.[a,b]	855	3,651
Career Education Corp.[a]	4,471	20,298
Carriage Services Inc.[b]	954	20,616
Chegg Inc.[a,b]	3,084	13,755
DeVry Education Group Inc.	4,219	72,862
Graham Holdings Co. Class B	232	111,360
H&R Block Inc.	1,124	29,696
Houghton Mifflin Harcourt Co.[a,b]	7,726	154,056
K12 Inc.[a]	2,074	20,512
Regis Corp.[a,b]	2,717	41,271
Strayer Education Inc.[a]	506	24,667
Universal Technical Institute Inc.	1,557	6,711
Weight Watchers International Inc.[a,b]	157	2,281

		621,362

23

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.96%
BBX Capital Corp.[a]	172	$2,745
Berkshire Hathaway Inc. Class Ba	117,243	16,634,437
CME Group Inc./IL	21,656	2,080,059
FNFV Group[a,b]	5,313	57,646
GAIN Capital Holdings Inc.	2,209	14,491
Intercontinental Exchange Inc.	5,070	1,192,160
Leucadia National Corp.	19,406	313,795
Marlin Business Services Corp.	618	8,843
Nasdaq Inc.	7,807	518,229
NewStar Financial Inc.[a]	1,936	16,940
PICO Holdings Inc.[a,b]	1,592	16,286
Resource America Inc. Class A	848	4,893
Tiptree Financial Inc.[b]	1,666	9,496
Voya Financial Inc.	14,692	437,381

		21,307,401
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.53%
8x8 Inc.[a]	3,706	37,282
AT&T Inc.	350,089	13,712,986
Atlantic Tele-Network Inc.	694	52,626
CenturyLink Inc.	38,014	1,214,927
Cincinnati Bell Inc.[a]	13,326	51,572
Consolidated Communications Holdings Inc.	1,066	27,460
Frontier Communications Corp.	78,794	440,458
Globalstar Inc.[a,b]	30,522	44,867
Hawaiian Telcom Holdco Inc.[a]	730	17,191
IDT Corp. Class B	828	12,909
Inteliquent Inc.	1,178	18,907
Intelsat SAa,b	1,548	3,901
Iridium Communications Inc.[a,b]	5,261	41,404
Level 3 Communications Inc.[a]	17,202	909,126
Lumos Networks Corp.[a]	222	2,850
ORBCOMM Inc.[a,b]	4,090	41,432
pdvWireless Inc.[a,b]	218	7,486
SBA Communications Corp. Class Aa	4,398	440,548
Verizon Communications Inc.	19,785	1,069,973
Vonage Holdings Corp.[a]	11,029	50,403
Windstream Holdings Inc.[b]	551	4,232
Zayo Group Holdings Inc.[a]	1,419	34,397

		18,236,937
ELECTRIC UTILITIES — 3.99%
ALLETE Inc.	3,229	181,050
American Electric Power Co. Inc.	33,089	2,197,110
Avangrid Inc.	3,941	158,074
Cleco Corp.	4,170	230,226
Duke Energy Corp.	46,632	3,762,270
Edison International	21,918	1,575,685
El Paso Electric Co.	2,676	122,775
Empire District Electric Co. (The)	2,887	95,415
Entergy Corp.	12,158	963,886
Eversource Energy	21,375	1,247,017
Exelon Corp.	62,101	2,226,942
FirstEnergy Corp.	28,493	1,024,893
Genie Energy Ltd. Class B	678	5,160
Great Plains Energy Inc.	10,550	340,237
Hawaiian Electric Industries Inc.	7,152	231,725
IDACORP Inc.	3,464	258,380
ITC Holdings Corp.	6,649	289,697

Security	Shares	Value

MGE Energy Inc.	2,298	$120,070
NextEra Energy Inc.	29,949	3,544,165
OGE Energy Corp.	13,577	388,709
Otter Tail Corp.	2,658	78,730
PG&E Corp.	32,436	1,937,078
Pinnacle West Capital Corp.	7,457	559,797
PNM Resources Inc.	5,284	178,176
Portland General Electric Co.	5,898	232,912
PPL Corp.	45,182	1,720,079
Southern Co. (The)	61,249	3,168,411
Spark Energy Inc. Class A	213	3,834
Westar Energy Inc.	9,546	473,577
Xcel Energy Inc.	34,105	1,426,271

		28,742,351
ELECTRICAL EQUIPMENT — 0.50%
Babcock & Wilcox Enterprises Inc.[a]	2,848	60,947
Eaton Corp. PLC	31,561	1,974,456
Emerson Electric Co.	14,101	766,812
Encore Wire Corp.	368	14,326
EnerSys	2,160	120,355
Franklin Electric Co. Inc.	228	7,335
FuelCell Energy Inc.[a,b]	795	5,382
General Cable Corp.	282	3,443
Hubbell Inc.	3,421	362,387
LSI Industries Inc.	1,412	16,591
Plug Power Inc.[a,b]	4,645	9,522
Powell Industries Inc.	701	20,897
PowerSecure International Inc.[a]	1,514	28,297
Preformed Line Products Co.	144	5,259
Regal Beloit Corp.	2,816	177,662
Sunrun Inc.[a,b]	1,046	6,778
Thermon Group Holdings Inc.[a]	1,738	30,519
Vicor Corp.[a]	483	5,062

		3,616,030
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.84%
Agilysys Inc.[a]	954	9,740
Anixter International Inc.[a,b]	1,973	102,813
Arrow Electronics Inc.[a]	6,514	419,567
Avnet Inc.	9,133	404,592
AVX Corp.	3,401	42,751
Benchmark Electronics Inc.[a]	3,474	80,076
Checkpoint Systems Inc.[a]	2,858	28,923
Coherent Inc.[a]	1,440	132,336
Control4 Corp.[a,b]	1,129	8,987
Corning Inc.	74,866	1,563,951
CTS Corp.	2,415	38,012
Daktronics Inc.	1,817	14,354
Dolby Laboratories Inc. Class A	3,299	143,375
DTS Inc./CAa	143	3,115
Electro Rent Corp.	1,355	12,547
ePlus Inc.[a]	337	27,132
Fabrinet[a]	2,293	74,179
FARO Technologies Inc.[a,b]	842	27,121
Fitbit Inc.[a,b]	910	13,786
FLIR Systems Inc.	3,388	111,635
GSI Group Inc.[a]	2,134	30,217
II-VI Inc.[a]	3,402	73,857
Ingram Micro Inc. Class A	9,421	338,308
Insight Enterprises Inc.[a]	2,569	73,576

24

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Itron Inc.[a]	2,544	$106,136
Jabil Circuit Inc.	10,887	209,792
Keysight Technologies Inc.[a]	1,780	49,377
Kimball Electronics Inc.[a]	2,074	23,167
Knowles Corp.[a,b]	6,053	79,779
Littelfuse Inc.	251	30,901
Mercury Systems Inc.[a]	2,283	46,345
Multi-Fineline Electronix Inc.[a,b]	507	11,767
National Instruments Corp.	6,073	182,858
Newport Corp.[a]	1,644	37,812
OSI Systems Inc.[a,b]	972	63,656
Park Electrochemical Corp.	1,458	23,343
PC Connection Inc.	700	18,067
Plexus Corp.[a]	1,393	55,051
QLogic Corp.[a]	5,778	77,656
Rofin-Sinar Technologies Inc.[a]	1,639	52,809
Rogers Corp.[a]	842	50,411
Sanmina Corp.[a]	5,519	129,034
ScanSource Inc.[a]	1,896	76,560
SYNNEX Corp.	1,950	180,550
Systemax Inc.[a,b]	730	6,402
Tech Data Corp.[a]	2,424	186,090
Trimble Navigation Ltd.[a]	16,565	410,812
TTM Technologies Inc.[a]	3,998	26,587
Vishay Intertechnology Inc.	8,983	109,682
Vishay Precision Group Inc.[a]	851	11,923

		6,031,517
ENERGY EQUIPMENT & SERVICES — 1.94%
Archrock Inc.	4,746	37,968
Atwood Oceanics Inc.[b]	4,202	38,532
Baker Hughes Inc.	29,246	1,281,852
Basic Energy Services Inc.[a,b]	2,515	6,941
Bristow Group Inc.	2,302	43,554
C&J Energy Services Ltd.[a,b]	3,561	5,021
Cameron International Corp.[a]	12,910	865,615
CARBO Ceramics Inc.[b]	1,253	17,793
Diamond Offshore Drilling Inc.	4,257	92,505
Dril-Quip Inc.[a]	2,704	163,754
Ensco PLC Class A	15,879	164,665
Era Group Inc.[a]	1,461	13,704
Exterran Corp.[a]	2,373	36,687
Fairmount Santrol Holdings Inc.[a]	206	517
FMC Technologies Inc.[a]	5,309	145,254
Forum Energy Technologies Inc.[a,b]	3,827	50,516
Frank’s International NV	2,165	35,679
Geospace Technologies Corp.[a,b]	837	10,329
Gulfmark Offshore Inc. Class Aa	1,948	12,019
Halliburton Co.	57,477	2,053,078
Helix Energy Solutions Group Inc.[a]	7,016	39,290
Helmerich & Payne Inc.	6,511	382,326
Hornbeck Offshore Services Inc.[a,b]	2,120	21,052
Independence Contract Drilling Inc.[a]	1,545	7,370
ION Geophysical Corp.[a,b]	507	4,097
Key Energy Services Inc.[a]	9,610	3,550
Matrix Service Co.[a]	1,684	29,807
McDermott International Inc.[a,b]	15,824	64,720
Nabors Industries Ltd.	18,960	174,432
National Oilwell Varco Inc.	26,222	815,504
Natural Gas Services Group Inc.[a]	852	18,429
Newpark Resources Inc.[a,b]	6,146	26,551
Noble Corp. PLC	16,503	170,806

Security	Shares	Value

Nordic American Offshore Ltd.[a,b]	1,800	$8,064
North Atlantic Drilling Ltd.[a,b]	394	1,080
Oceaneering International Inc.	5,546	184,349
Oil States International Inc.[a,b]	3,413	107,578
Parker Drilling Co.[a]	9,485	20,108
Patterson-UTI Energy Inc.	9,736	171,548
PHI Inc. NVS[a]	837	15,811
Pioneer Energy Services Corp.[a]	3,895	8,569
Rowan Companies PLC Class A	8,269	133,131
RPC Inc.[b]	3,174	45,007
Schlumberger Ltd.	75,255	5,550,056
SEACOR Holdings Inc.[a,b]	1,206	65,667
Seadrill Ltd.[a,b]	26,097	86,120
Seventy Seven Energy Inc.[a,b]	3,942	2,287
Superior Energy Services Inc.	9,976	133,579
Tesco Corp.	2,996	25,795
TETRA Technologies Inc.[a]	5,535	35,147
Tidewater Inc.	3,115	21,275
Unit Corp.[a]	3,391	29,875
Weatherford International PLC[a]	60,404	469,943

		13,948,906
FOOD & STAPLES RETAILING — 1.93%
Andersons Inc. (The)	1,835	57,637
CVS Health Corp.	5,546	575,287
Fairway Group Holdings Corp.[a,b]	914	320
Ingles Markets Inc. Class A	606	22,725
Performance Food Group Co.[a]	474	11,068
Rite Aid Corp.[a]	27,610	225,022
Smart & Final Stores Inc.[a]	1,490	24,138
SpartanNash Co.	2,499	75,745
SUPERVALU Inc.[a]	17,082	98,392
Sysco Corp.	27,543	1,287,084
United Natural Foods Inc.[a]	227	9,148
Village Super Market Inc. Class A	618	14,931
Wal-Mart Stores Inc.	106,503	7,294,391
Walgreens Boots Alliance Inc.	49,218	4,146,124
Weis Markets Inc.	822	37,039
Whole Foods Market Inc.	1,992	61,971

		13,941,022
FOOD PRODUCTS — 1.76%
Alico Inc.	275	7,593
Amplify Snack Brands Inc.[a,b]	416	5,957
Arcadia Biosciences Inc.[a,b]	340	945
Archer-Daniels-Midland Co.	41,727	1,515,107
B&G Foods Inc.	133	4,630
Blue Buffalo Pet Products Inc.[a,b]	914	23,453
Bunge Ltd.	9,657	547,262
Campbell Soup Co.	4,874	310,912
ConAgra Foods Inc.	24,881	1,110,190
Darling Ingredients Inc.[a]	11,556	152,193
Dean Foods Co.	3,381	58,559
Flowers Foods Inc.	1,173	21,654
Fresh Del Monte Produce Inc.	2,204	92,722
Ingredion Inc.	4,222	450,867
JM Smucker Co. (The)	8,051	1,045,342
John B Sanfilippo & Son Inc.	405	27,981
Kellogg Co.	1,653	126,537
Lancaster Colony Corp.	482	53,295
Landec Corp.[a,b]	1,389	14,585

25

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Mondelez International Inc. Class A	109,682	$4,400,442
Omega Protein Corp.[a]	1,568	26,562
Pilgrim’s Pride Corp.[a]	3,735	94,869
Pinnacle Foods Inc.	7,890	352,525
Post Holdings Inc.[a]	4,222	290,347
Sanderson Farms Inc.	1,541	138,967
Seaboard Corp.[a,b]	16	48,048
Seneca Foods Corp. Class Aa	578	20,080
Snyder’s-Lance Inc.	3,296	103,758
Tootsie Roll Industries Inc.[b]	751	26,257
TreeHouse Foods Inc.[a]	3,809	330,431
Tyson Foods Inc. Class A	18,869	1,257,808

		12,659,878
GAS UTILITIES — 0.52%
AGL Resources Inc.	8,063	525,224
Atmos Energy Corp.	6,820	506,453
Chesapeake Utilities Corp.	1,056	66,496
Laclede Group Inc. (The)	2,867	194,239
National Fuel Gas Co.	5,627	281,631
New Jersey Resources Corp.	5,673	206,668
Northwest Natural Gas Co.	1,816	97,792
ONE Gas Inc.	3,490	213,239
Piedmont Natural Gas Co. Inc.	5,364	320,928
Questar Corp.	12,028	298,295
South Jersey Industries Inc.	4,501	128,054
Southwest Gas Corp.	3,105	204,464
UGI Corp.	11,701	471,433
WGL Holdings Inc.	3,306	239,255

		3,754,171
HEALTH CARE EQUIPMENT & SUPPLIES — 2.55%
Abbott Laboratories	100,387	4,199,188
Alere Inc.[a]	2,021	102,283
Analogic Corp.	744	58,783
AngioDynamics Inc.[a]	1,802	22,147
Anika Therapeutics Inc.[a]	221	9,883
AtriCure Inc.[a]	584	9,829
Baxter International Inc.	13,356	548,664
Boston Scientific Corp.[a]	83,159	1,564,221
Cardiovascular Systems Inc.[a,b]	106	1,099
Cerus Corp.[a,b]	960	5,693
ConforMIS Inc.[a,b]	112	1,204
CONMED Corp.	1,836	77,002
Cooper Companies Inc. (The)	1,012	155,818
CryoLife Inc.	1,839	19,769
Cutera Inc.[a]	308	3,465
Cynosure Inc. Class Aa	221	9,751
DENTSPLY SIRONA Inc.	7,037	433,690
EndoChoice Holdings Inc.[a]	69	360
Entellus Medical Inc.[a]	165	3,001
Exactech Inc.[a]	862	17,464
Glaukos Corp.[a]	72	1,214
Greatbatch Inc.[a,b]	1,694	60,374
Haemonetics Corp.[a]	1,788	62,544
Halyard Health Inc.[a]	3,031	87,081
Hill-Rom Holdings Inc.	299	15,040
ICU Medical Inc.[a]	334	34,769
Integra LifeSciences Holdings Corp.[a,b]	1,078	72,614
Invacare Corp.	2,283	30,067
Invuity Inc.[a,b]	53	383

Security	Shares	Value

Lantheus Holdings Inc.[a]	134	$253
LeMaitre Vascular Inc.	506	7,853
LivaNova PLC[a,b]	895	48,312
Medtronic PLC	96,085	7,206,375
Meridian Bioscience Inc.	400	8,244
Merit Medical Systems Inc.[a]	2,920	53,991
Novocure Ltd.[a,b]	88	1,274
Nuvectra Corp.	564	3,051
OraSure Technologies Inc.[a]	4,085	29,535
Orthofix International NVa	1,196	49,658
Oxford Immunotec Global PLC[a]	62	614
Penumbra Inc.[a,b]	58	2,668
Quidel Corp.[a,b]	1,033	17,830
Rockwell Medical Inc.[a,b]	562	4,221
RTI Surgical Inc.[a]	966	3,864
SeaSpine Holdings Corp.[a]	312	4,568
St. Jude Medical Inc.	8,229	452,595
Stryker Corp.	11,204	1,202,077
SurModics Inc.[a]	818	15,059
Teleflex Inc.	2,812	441,512
TransEnterix Inc.[a,b]	3,975	16,894
Unilife Corp.[a,b]	1,308	889
Wright Medical Group NVa	2,760	45,816
Zimmer Biomet Holdings Inc.	10,757	1,147,019

		18,371,572
HEALTH CARE PROVIDERS & SERVICES — 1.53%
Aceto Corp.	201	4,736
Addus HomeCare Corp.[a]	363	6,240
Aetna Inc.	17,789	1,998,594
Alliance HealthCare Services Inc.[a]	232	1,668
Almost Family Inc.[a]	571	21,264
Amedisys Inc.[a]	373	18,031
Amsurg Corp.[a]	2,746	204,852
Anthem Inc.	14,256	1,981,441
BioScrip Inc.[a,b]	4,932	10,554
Brookdale Senior Living Inc.[a]	9,505	150,939
Cardinal Health Inc.	2,102	172,259
Centene Corp.[a]	2,741	168,763
Community Health Systems Inc.[a]	7,823	144,804
Cross Country Healthcare Inc.[a]	818	9,513
DaVita HealthCare Partners Inc.[a]	8,444	619,621
Ensign Group Inc. (The)	165	3,736
Express Scripts Holding Co.[a]	6,817	468,260
Five Star Quality Care Inc.[a]	3,754	8,597
Genesis Healthcare Inc.[a]	1,402	3,253
HCA Holdings Inc.[a]	19,887	1,552,180
Healthways Inc.[a]	1,942	19,595
Humana Inc.	730	133,554
Kindred Healthcare Inc.	5,490	67,802
Laboratory Corp. of America Holdings[a]	4,502	527,319
LHC Group Inc.[a]	814	28,946
LifePoint Health Inc.[a]	2,643	183,028
Magellan Health Inc.[a]	1,619	109,979
MEDNAX Inc.[a,b]	2,748	177,576
National Healthcare Corp.	730	45,479
National Research Corp. Class A	88	1,368
Owens & Minor Inc.	4,191	169,400
Patterson Companies Inc.	2,588	120,420
PharMerica Corp.[a]	2,121	46,895
Quest Diagnostics Inc.	9,640	688,778
Select Medical Holdings Corp.	362	4,275

26

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Surgery Partners Inc.[a,b]	439	$5,821
Surgical Care Affiliates Inc.[a,b]	39	1,805
Teladoc Inc.[a,b]	146	1,402
Triple-S Management Corp. Class Ba	1,607	39,950
Trupanion Inc.[a,b]	618	6,087
UnitedHealth Group Inc.	3,235	416,991
Universal American Corp./NY	3,595	25,668
Universal Health Services Inc. Class B	5,059	630,958
VCA Inc.[a]	306	17,653

		11,020,054
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,b]	8,222	108,612
Evolent Health Inc.[a,b]	195	2,059
Vocera Communications Inc.[a]	637	8,122

		118,793
HOTELS, RESTAURANTS & LEISURE — 0.64%
Aramark	1,019	33,749
Belmond Ltd.[a]	6,256	59,369
Biglari Holdings Inc.[a]	111	41,260
Bob Evans Farms Inc./DE	1,269	59,250
Bravo Brio Restaurant Group Inc.[a]	110	853
Caesars Acquisition Co. Class Aa	3,284	20,098
Caesars Entertainment Corp.[a,b]	4,219	28,689
Carnival Corp.	28,577	1,508,008
Carrols Restaurant Group Inc.[a]	618	8,924
Cracker Barrel Old Country Store Inc.[b]	115	17,557
Darden Restaurants Inc.	6,802	450,973
Del Frisco’s Restaurant Group Inc.[a]	1,339	22,201
Denny’s Corp.[a]	1,850	19,166
DineEquity Inc.	69	6,447
Eldorado Resorts Inc.[a]	949	10,857
Empire Resorts Inc.[a,b]	11	150
Fogo De Chao Inc.[a,b]	59	921
Hyatt Hotels Corp. Class Aa,b	2,261	111,897
International Game Technology PLC	1,921	35,058
International Speedway Corp. Class A	1,850	68,283
Intrawest Resorts Holdings Inc.[a]	1,520	12,996
Isle of Capri Casinos Inc.[a]	204	2,856
J Alexander’s Holdings Inc.[a]	918	9,694
Kona Grill Inc.[a,b]	277	3,587
Marcus Corp. (The)	1,481	28,065
Marriott Vacations Worldwide Corp.	731	49,342
MGM Resorts International[a]	27,755	595,067
Monarch Casino & Resort Inc.[a]	584	11,365
Morgans Hotel Group Co.[a]	891	1,230
Noodles & Co.[a,b]	256	3,036
Norwegian Cruise Line Holdings Ltd.[a,b]	664	36,713
Penn National Gaming Inc.[a]	4,926	82,215
Planet Fitness Inc. Class Aa	424	6,886
Royal Caribbean Cruises Ltd.	11,594	952,447
Ruby Tuesday Inc.[a]	4,598	24,737
Ruth’s Hospitality Group Inc.	877	16,146
Shake Shack Inc. Class Aa	89	3,321
Sonic Corp.	954	33,543
Speedway Motorsports Inc.	842	16,697
Wendy’s Co. (The)	13,717	149,378
Wingstop Inc.[a,b]	80	1,814
Wynn Resorts Ltd.	603	56,338

		4,601,183

Security	Shares	Value

HOUSEHOLD DURABLES — 0.60%
Bassett Furniture Industries Inc.	282	$8,985
Beazer Homes USA Inc.[a,b]	2,249	19,611
CalAtlantic Group Inc.	3,994	133,479
Cavco Industries Inc.[a]	99	9,253
Century Communities Inc.[a]	832	14,202
CSS Industries Inc.	720	20,110
DR Horton Inc.	13,065	394,955
Ethan Allen Interiors Inc.	1,820	57,912
Flexsteel Industries Inc.	346	15,113
Garmin Ltd.	8,111	324,116
Green Brick Partners Inc.[a,b]	1,529	11,605
Helen of Troy Ltd.[a]	1,116	115,718
Hooker Furniture Corp.	581	19,086
Hovnanian Enterprises Inc. Class Aa,b	8,412	13,123
iRobot Corp.[a,b]	1,733	61,175
KB Home[b]	5,281	75,413
La-Z-Boy Inc.	2,000	53,480
Lennar Corp. Class A	7,216	348,966
Lennar Corp. Class B	338	13,084
LGI Homes Inc.[a,b]	667	16,148
Libbey Inc.	105	1,953
Lifetime Brands Inc.	700	10,549
M/I Homes Inc.[a]	1,335	24,898
MDC Holdings Inc.	1,684	42,201
Meritage Homes Corp.[a]	2,451	89,363
Mohawk Industries Inc.[a]	1,268	242,061
NACCO Industries Inc. Class A	254	14,582
New Home Co. Inc. (The)[a,b]	400	4,904
Newell Rubbermaid Inc.	8,990	398,167
PulteGroup Inc.	24,693	462,006
Skullcandy Inc.[a,b]	1,318	4,692
Taylor Morrison Home Corp. Class Aa	2,322	32,787
Toll Brothers Inc.[a]	7,593	224,069
TRI Pointe Group Inc.[a]	10,147	119,532
Tupperware Brands Corp.	150	8,697
Universal Electronics Inc.[a]	160	9,918
WCI Communities Inc.[a,b]	1,066	19,806
Whirlpool Corp.	4,882	880,420
William Lyon Homes Class Aa,b	1,094	15,852
ZAGG Inc.[a,b]	109	982

		4,332,973
HOUSEHOLD PRODUCTS — 2.33%
Central Garden & Pet Co. Class Aa	2,606	42,452
Clorox Co. (The)	1,850	233,211
Colgate-Palmolive Co.	7,471	527,826
Energizer Holdings Inc.	4,119	166,861
HRG Group Inc.[a]	2,884	40,174
Kimberly-Clark Corp.	5,121	688,826
Oil-Dri Corp. of America	277	9,357
Orchids Paper Products Co.	557	15,323
Procter & Gamble Co. (The)	182,914	15,055,651

		16,779,681
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.23%
Abengoa Yield PLC	3,194	56,789
AES Corp./VA	46,174	544,853
Atlantic Power Corp.	8,923	21,951
Calpine Corp.[a]	22,419	340,096

27

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Dynegy Inc.[a]	7,898	$113,494
NRG Energy Inc.	21,013	273,379
NRG Yield Inc. Class A	2,186	29,664
NRG Yield Inc. Class C	4,153	59,139
Ormat Technologies Inc.	1,391	57,365
Pattern Energy Group Inc.	3,754	71,589
Talen Energy Corp.[a]	5,540	49,860
TerraForm Global Inc. Class A	2,241	5,334
TerraForm Power Inc.[b]	3,615	31,270
Vivint Solar Inc.[a,b]	779	2,064

		1,656,847
INDUSTRIAL CONGLOMERATES — 3.38%
Carlisle Companies Inc.	3,483	346,559
Danaher Corp.	32,454	3,078,586
General Electric Co.	634,061	20,156,799
Raven Industries Inc.	2,088	33,450
Roper Technologies Inc.	4,196	766,903

		24,382,297
INSURANCE — 5.28%
Aflac Inc.	29,327	1,851,707
Alleghany Corp.[a]	1,085	538,377
Allied World Assurance Co. Holdings AG	6,082	212,505
Allstate Corp. (The)	26,182	1,763,881
Ambac Financial Group Inc.[a]	1,926	30,431
American Equity Investment Life Holding Co.	5,798	97,406
American Financial Group Inc./OH	4,672	328,769
American International Group Inc.	77,558	4,192,010
American National Insurance Co.	485	56,018
AMERISAFE Inc.	1,309	68,775
AmTrust Financial Services Inc.	5,224	135,197
Arch Capital Group Ltd.[a]	8,337	592,761
Argo Group International Holdings Ltd.	1,850	106,172
Arthur J Gallagher & Co.	5,098	226,759
Aspen Insurance Holdings Ltd.	4,090	195,093
Assurant Inc.	4,616	356,124
Assured Guaranty Ltd.	9,450	239,085
Atlas Financial Holdings Inc.[a]	414	7,510
Axis Capital Holdings Ltd.	6,390	354,389
Baldwin & Lyons Inc. Class B	604	14,864
Brown & Brown Inc.	7,957	284,861
Chubb Ltd.	31,348	3,735,114
Cincinnati Financial Corp.	11,038	721,444
Citizens Inc./TXa,b	2,994	21,677
CNA Financial Corp.	1,907	61,367
CNO Financial Group Inc.	12,447	223,050
Crawford & Co. Class B	1,774	11,496
Donegal Group Inc. Class A	578	8,312
EMC Insurance Group Inc.	513	13,158
Employers Holdings Inc.	988	27,802
Endurance Specialty Holdings Ltd.	4,267	278,806
Enstar Group Ltd.[a]	618	100,474
Everest Re Group Ltd.	3,005	593,277
FBL Financial Group Inc. Class A	712	43,802
Federated National Holding Co.	1,114	21,901
Fidelity & Guaranty Life	738	19,365
First American Financial Corp.	7,440	283,538
FNF Group	18,802	637,388
Genworth Financial Inc. Class Aa	34,329	93,718
Global Indemnity PLC[a]	506	15,752

Security	Shares	Value

Greenlight Capital Re Ltd. Class Aa,b	2,074	$45,192
Hallmark Financial Services Inc.[a]	949	10,914
Hanover Insurance Group Inc. (The)	3,038	274,088
Hartford Financial Services Group Inc. (The)	26,708	1,230,705
HCI Group Inc.	447	14,885
Heritage Insurance Holdings Inc.	506	8,081
Horace Mann Educators Corp.	2,687	85,151
Independence Holding Co.	596	9,488
Infinity Property & Casualty Corp.	744	59,892
James River Group Holdings Ltd.	670	21,614
Kemper Corp.	2,878	85,102
Lincoln National Corp.	17,179	673,417
Loews Corp.	19,116	731,378
Maiden Holdings Ltd.	2,958	38,277
Markel Corp.[a]	850	757,834
Marsh & McLennan Companies Inc.	14,557	884,920
MBIA Inc.[a]	7,903	69,942
Mercury General Corp.	1,223	67,877
MetLife Inc.	63,195	2,776,788
National General Holdings Corp.	2,331	50,326
National Interstate Corp.	465	13,913
National Western Life Group Inc.	170	39,207
Navigators Group Inc. (The)[a]	734	61,561
Old Republic International Corp.	17,787	325,146
OneBeacon Insurance Group Ltd. Class A	1,570	19,986
Primerica Inc.	3,247	144,589
Principal Financial Group Inc.	19,905	785,252
ProAssurance Corp.	3,641	184,235
Progressive Corp. (The)	39,584	1,390,982
Prudential Financial Inc.	30,590	2,209,210
Reinsurance Group of America Inc.	4,455	428,794
RenaissanceRe Holdings Ltd.	3,004	359,969
RLI Corp.	2,801	187,275
Safety Insurance Group Inc.	1,049	59,856
Selective Insurance Group Inc.	3,762	137,727
State Auto Financial Corp.	983	21,685
State National Companies Inc.	2,164	27,266
Stewart Information Services Corp.	1,603	58,157
Third Point Reinsurance Ltd.[a,b]	5,057	57,498
Torchmark Corp.	8,504	460,577
Travelers Companies Inc. (The)	19,915	2,324,280
United Fire Group Inc.	1,415	62,005
United Insurance Holdings Corp.	1,402	26,932
Unum Group	16,753	518,003
Validus Holdings Ltd.	5,812	274,268
White Mountains Insurance Group Ltd.	382	306,593
WR Berkley Corp.	6,617	371,875
XL Group PLC	20,802	765,514

		38,082,361
INTERNET & CATALOG RETAIL — 0.10%
Duluth Holdings Inc.[a,b]	177	3,450
EVINE Live Inc.[a]	3,072	3,594
Expedia Inc.	922	99,410
FTD Companies Inc.[a]	1,178	30,923
Lands’ End Inc.[a,b]	829	21,148
Liberty Interactive Corp. QVC Group Series Aa	18,293	461,898
Liberty TripAdvisor Holdings Inc. Class Aa	3,442	76,275
Shutterfly Inc.[a,b]	909	42,150

		738,848

28

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.37%
Actua Corp.[a]	2,984	$27,005
Alarm.com Holdings Inc.[a]	120	2,844
Amber Road Inc.[a,b]	45	243
Appfolio Inc.[a,b]	82	1,004
Bankrate Inc.[a]	4,426	40,586
Bazaarvoice Inc.[a,b]	2,634	8,297
Blucora Inc.[a]	2,557	13,194
Brightcove Inc.[a]	138	861
Care.com Inc.[a]	1,207	7,423
DHI Group Inc.[a]	1,845	14,889
Everyday Health Inc.[a,b]	38	213
inContact Inc.[a,b]	212	1,885
Instructure Inc.[a,b]	218	3,911
IntraLinks Holdings Inc.[a]	1,195	9,417
Limelight Networks Inc.[a]	4,314	7,808
Liquidity Services Inc.[a]	1,911	9,899
Marchex Inc. Class B	1,720	7,654
Marin Software Inc.[a]	1,402	4,234
Match Group Inc.[a,b]	489	5,408
Monster Worldwide Inc.[a]	5,882	19,175
QuinStreet Inc.[a]	2,299	7,863
RealNetworks Inc.[a]	1,549	6,289
Reis Inc.	198	4,663
RetailMeNot Inc.[a,b]	2,286	18,311
Rocket Fuel Inc.[a,b]	1,502	4,731
SciQuest Inc.[a]	627	8,703
TechTarget Inc.[a]	1,095	8,125
United Online Inc.[a]	836	9,647
Xactly Corp.[a]	115	788
Yahoo! Inc.[a]	63,361	2,332,318
Zillow Group Inc. Class Aa,b	1,152	29,434
Zillow Group Inc. Class Ca,b	2,298	54,532

		2,671,354
IT SERVICES — 1.21%
6D Global Technologies Inc.[a]	402	121
Acxiom Corp.[a,b]	5,142	110,245
Amdocs Ltd.	10,408	628,851
Automatic Data Processing Inc.	6,207	556,830
Black Knight Financial Services Inc. Class Aa	170	5,275
Booz Allen Hamilton Holding Corp.	565	17,108
CACI International Inc. Class Aa	1,609	171,680
Cass Information Systems Inc.	284	14,867
CIBER Inc.[a]	5,195	10,961
Computer Sciences Corp.	9,333	320,962
Convergys Corp.	6,554	182,005
CoreLogic Inc./U.S.[a]	3,306	114,718
CSRA Inc.	9,330	250,977
Datalink Corp.[a]	1,362	12,449
DST Systems Inc.	530	59,768
Everi Holdings Inc.[a]	4,836	11,074
ExlService Holdings Inc.[a]	282	14,608
Fidelity National Information Services Inc.	10,821	685,078
First Data Corp. Class Aa,b	2,723	35,236
International Business Machines Corp.	27,248	4,126,710
Leidos Holdings Inc.	4,045	203,544
ManTech International Corp./VA Class A	1,667	53,327
ModusLink Global Solutions Inc.[a,b]	3,254	4,783
MoneyGram International Inc.[a]	2,074	12,693
NeuStar Inc. Class Aa,b	373	9,176

Security	Shares	Value

Paychex Inc.	2,814	$151,984
Perficient Inc.[a]	862	18,723
PFSweb Inc.[a,b]	58	761
ServiceSource International Inc.[a,b]	1,621	6,905
Square Inc.[a,b]	474	7,243
Sykes Enterprises Inc.[a]	2,517	75,963
TeleTech Holdings Inc.	494	13,713
Teradata Corp.[a,b]	2,405	63,107
Travelport Worldwide Ltd.	1,880	25,681
Unisys Corp.[a,b]	1,086	8,362
Xerox Corp.	68,573	765,275

		8,750,763
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	605	10,164
Black Diamond Inc.[a]	1,665	7,526
Brunswick Corp./DE	1,621	77,775
Callaway Golf Co.	5,546	50,579
Escalade Inc.	618	7,274
Hasbro Inc.	1,397	111,900
JAKKS Pacific Inc.[a,b]	1,448	10,773
Johnson Outdoors Inc. Class A	483	10,732
Mattel Inc.	22,956	771,781
MCBC Holdings Inc.[a]	147	2,070
Performance Sports Group Ltd.[a]	2,676	8,510
Vista Outdoor Inc.[a]	3,682	191,133

		1,260,217
LIFE SCIENCES TOOLS & SERVICES — 0.63%
Affymetrix Inc.[a]	3,983	55,802
Agilent Technologies Inc.	22,475	895,629
Bio-Rad Laboratories Inc. Class Aa,b	1,374	187,853
Bio-Techne Corp.	1,442	136,298
Harvard Bioscience Inc.[a]	1,822	5,502
Luminex Corp.[a]	2,569	49,839
PerkinElmer Inc.	6,521	322,529
QIAGEN NVa	15,768	352,257
Quintiles Transnational Holdings Inc.[a]	282	18,358
Thermo Fisher Scientific Inc.	17,812	2,522,001
VWR Corp.[a,b]	993	26,870

		4,572,938
MACHINERY — 1.76%
Accuride Corp.[a]	210	326
Actuant Corp. Class A	3,954	97,703
AGCO Corp.	4,782	237,665
Alamo Group Inc.	618	34,429
Albany International Corp. Class A	1,626	61,121
Allison Transmission Holdings Inc.	5,738	154,811
Altra Industrial Motion Corp.	282	7,834
American Railcar Industries Inc.[b]	414	16,862
Astec Industries Inc.	1,248	58,244
Barnes Group Inc.	3,637	127,404
Briggs & Stratton Corp.	2,965	70,923
Caterpillar Inc.	33,649	2,575,495
Chart Industries Inc.[a]	1,962	42,615
CIRCOR International Inc.	1,090	50,565
CLARCOR Inc.	212	12,252
Colfax Corp.[a]	6,670	190,695
Columbus McKinnon Corp./NY	1,352	21,308

29

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Crane Co.	3,341	$179,946
Cummins Inc.	2,936	322,784
Deere & Co.	17,443	1,342,937
Donaldson Co. Inc.	842	26,868
Douglas Dynamics Inc.	1,016	23,277
Dover Corp.	10,885	700,232
EnPro Industries Inc.	572	32,993
ESCO Technologies Inc.	1,729	67,396
ExOne Co. (The)[a,b]	601	7,897
Federal Signal Corp.	4,049	53,690
Flowserve Corp.	4,881	216,765
FreightCar America Inc.	408	6,357
Global Brass & Copper Holdings Inc.	39	973
Gorman-Rupp Co. (The)	892	23,130
Graham Corp.	559	11,130
Hurco Companies Inc.	473	15,604
Hyster-Yale Materials Handling Inc.	414	27,572
IDEX Corp.	506	41,937
Ingersoll-Rand PLC	16,629	1,031,164
ITT Corp.	6,071	223,959
Joy Global Inc.	6,449	103,635
Kadant Inc.	618	27,909
Kennametal Inc.	5,254	118,162
LB Foster Co. Class A	703	12,767
Lincoln Electric Holdings Inc.	394	23,077
Lindsay Corp.[b]	138	9,882
Lydall Inc.[a]	894	29,073
Manitowoc Co. Inc. (The)	9,506	41,161
Manitowoc Foodservice Inc.	9,506	140,118
Meritor Inc.[a]	2,803	22,592
Milacron Holdings Corp.[a,b]	572	9,432
Miller Industries Inc./TN	842	17,076
Mueller Industries Inc.	1,206	35,481
Navistar International Corp.[a,b]	3,275	41,003
Oshkosh Corp.	4,951	202,347
PACCAR Inc.	2,298	125,678
Parker-Hannifin Corp.	5,091	565,508
Pentair PLC	12,062	654,484
SPX Corp.	2,839	42,642
SPX FLOW Inc.[a]	2,839	71,202
Standex International Corp.	263	20,464
Stanley Black & Decker Inc.	9,427	991,815
Tennant Co.	79	4,067
Terex Corp.	6,972	173,463
Timken Co. (The)	4,806	160,953
Titan International Inc.	3,256	17,517
TriMas Corp.[a]	2,741	48,022
Trinity Industries Inc.	10,506	192,365
Twin Disc Inc.	574	5,815
Watts Water Technologies Inc. Class A	1,932	106,511
Woodward Inc.	1,342	69,811
Xylem Inc./NY	12,190	498,571

		12,699,466
MARINE — 0.04%
Eagle Bulk Shipping Inc.[a]	1,013	365
Golden Ocean Group Ltd.[a,b]	4,456	3,097
Kirby Corp.[a]	3,848	231,996
Matson Inc.	234	9,400
Navios Maritime Holdings Inc.[b]	5,759	6,508
Safe Bulkers Inc.[b]	2,772	2,227
Scorpio Bulkers Inc.[a,b]	4,538	14,884

Security	Shares	Value

Ultrapetrol Bahamas Ltd.[a]	1,564	$422

		268,899
MEDIA — 1.26%
AMC Entertainment Holdings Inc. Class A	1,298	36,331
Cable One Inc.	232	101,414
Cablevision Systems Corp. Class A	11,701	386,133
Carmike Cinemas Inc.[a,b]	1,453	43,648
Central European Media Enterprises Ltd. Class Aa,b	1,321	3,369
Clear Channel Outdoor Holdings Inc. Class A	1,577	7,412
Comcast Corp. Class A	16,341	998,108
Crown Media Holdings Inc. Class Aa	441	2,240
Cumulus Media Inc. Class Aa	8,400	3,900
Daily Journal Corp.[a,b]	58	11,350
Discovery Communications Inc. Class Aa,b	855	24,479
Discovery Communications Inc. Class C NVS[a,b]	1,564	42,228
DISH Network Corp. Class Aa	4,815	222,742
DreamWorks Animation SKG Inc. Class Aa,b	5,035	125,623
Entercom Communications Corp. Class Aa	1,705	18,039
Entravision Communications Corp. Class A	234	1,741
Eros International PLC[a,b]	1,994	22,951
EW Scripps Co. (The) Class A	1,403	21,873
Gannett Co. Inc.	7,523	113,898
Harte-Hanks Inc.	2,869	7,259
Hemisphere Media Group Inc.[a,b]	506	6,644
John Wiley & Sons Inc. Class A	3,082	150,679
Journal Media Group Inc.	1,910	22,844
Liberty Broadband Corp. Class Aa,b	1,707	99,279
Liberty Broadband Corp. Class Ca	4,519	261,876
Liberty Media Corp. Class Aa	6,960	268,865
Liberty Media Corp. Class Ca	13,553	516,234
MDC Partners Inc. Class A	2,243	52,935
Media General Inc.[a]	6,350	103,568
Meredith Corp.	2,431	115,472
National CineMedia Inc.	3,072	46,725
New Media Investment Group Inc.	2,868	47,723
New York Times Co. (The) Class A	7,296	90,908
News Corp. Class A	26,102	333,323
News Corp. Class B	8,357	110,730
Reading International Inc. Class Aa,b	1,198	14,352
Saga Communications Inc. Class A	361	14,462
Scholastic Corp.	1,724	64,426
Sizmek Inc.[a]	1,950	5,655
TEGNA Inc.	15,417	361,683
Thomson Reuters Corp.	22,288	902,218
Time Inc.	7,258	112,063
Time Warner Inc.	27,025	1,960,664
Townsquare Media Inc. Class Aa	881	9,876
Tribune Media Co.	5,359	205,518
Tribune Publishing Co.	979	7,558
Twenty-First Century Fox Inc. Class A	24,321	678,069
Twenty-First Century Fox Inc. Class B	10,555	297,651

		9,056,738
METALS & MINING — 0.82%
AK Steel Holding Corp.[a,b]	12,904	53,294
Alcoa Inc.	88,712	849,861
Allegheny Technologies Inc.	7,234	117,914
Carpenter Technology Corp.	3,085	105,600
Century Aluminum Co.[a]	2,875	20,269
Cliffs Natural Resources Inc.[a,b]	11,562	34,686

30

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Coeur Mining Inc.[a]	8,609	$48,383
Commercial Metals Co.	7,674	130,228
Freeport-McMoRan Inc.[b]	84,469	873,409
Gerber Scientific Inc. Escrow[a]	1,091	11
Handy & Harman Ltd.[a]	147	4,020
Haynes International Inc.	730	26,645
Hecla Mining Co.	24,558	68,271
Kaiser Aluminum Corp.	753	63,659
Materion Corp.	1,284	34,000
Newmont Mining Corp.	35,831	952,388
Nucor Corp.	21,572	1,020,356
Olympic Steel Inc.	624	10,801
Real Industry Inc.[a,b]	584	5,081
Reliance Steel & Aluminum Co.	5,085	351,831
Royal Gold Inc.	4,076	209,058
Ryerson Holding Corp.[a]	636	3,536
Schnitzer Steel Industries Inc. Class A	1,802	33,229
Southern Copper Corp.[b]	5,360	148,526
Steel Dynamics Inc.	14,366	323,379
Stillwater Mining Co.[a,b]	5,231	55,710
SunCoke Energy Inc.	1,561	10,146
Tahoe Resources Inc.	9,264	92,918
TimkenSteel Corp.	2,762	25,134
U.S. Steel Corp.[b]	9,663	155,091
Worthington Industries Inc.	2,616	93,234

		5,920,668
MULTI-UTILITIES — 2.17%
Alliant Energy Corp.	7,620	566,014
Ameren Corp.	16,465	824,897
Avista Corp.	4,126	168,258
Black Hills Corp.	3,420	205,645
CenterPoint Energy Inc.	28,919	604,985
CMS Energy Corp.	18,788	797,363
Consolidated Edison Inc.	19,704	1,509,720
Dominion Resources Inc./VA	38,034	2,857,114
DTE Energy Co.	12,096	1,096,623
MDU Resources Group Inc.	12,962	252,241
NiSource Inc.	21,466	505,739
NorthWestern Corp.	3,116	192,413
Public Service Enterprise Group Inc.	34,031	1,604,221
SCANA Corp.	9,613	674,352
Sempra Energy	16,738	1,741,589
TECO Energy Inc.	15,870	436,901
Unitil Corp.	981	41,683
Vectren Corp.	5,502	278,181
WEC Energy Group Inc.	21,243	1,276,067

		15,634,006
MULTILINE RETAIL — 0.60%
Dillard’s Inc. Class A	1,268	107,666
Fred’s Inc. Class A	2,634	39,273
JC Penney Co. Inc.[a]	20,257	224,042
Kohl’s Corp.	12,897	601,129
Macy’s Inc.	5,868	258,720
Ollie’s Bargain Outlet Holdings Inc.[a]	170	3,983
Sears Holdings Corp.[a,b]	725	11,100
Target Corp.	37,152	3,056,867
Tuesday Morning Corp.[a]	606	4,957

		4,307,737

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 10.17%
Abraxas Petroleum Corp.[a]	5,464	$5,519
Adams Resources & Energy Inc.	139	5,557
Alon USA Energy Inc.	2,074	21,404
Anadarko Petroleum Corp.	34,169	1,591,250
Antero Resources Corp.[a]	4,578	113,855
Apache Corp.	25,374	1,238,505
Approach Resources Inc.[a]	1,642	1,905
Ardmore Shipping Corp.	1,285	10,858
Bill Barrett Corp.[a]	3,616	22,492
Bonanza Creek Energy Inc.[a,b]	3,184	5,063
California Resources Corp.	25,683	26,453
Callon Petroleum Co.[a]	6,565	58,100
Carrizo Oil & Gas Inc.[a,b]	3,703	114,497
Cheniere Energy Inc.[a]	16,058	543,242
Chesapeake Energy Corp.[b]	40,502	166,868
Chevron Corp.	126,786	12,095,384
Cimarex Energy Co.	6,432	625,641
Clayton Williams Energy Inc.[a,b]	364	3,247
Clean Energy Fuels Corp.[a,b]	4,369	12,801
Cloud Peak Energy Inc.[a,b]	4,328	8,440
Cobalt International Energy Inc.[a]	24,090	71,547
Columbia Pipeline Group Inc.	26,886	674,839
Concho Resources Inc.[a,b]	8,751	884,201
ConocoPhillips	83,142	3,348,128
CONSOL Energy Inc.	15,178	171,360
Contango Oil & Gas Co.[a]	1,243	14,655
Continental Resources Inc./OKa,b	3,772	114,518
CVR Energy Inc.	636	16,600
Delek U.S. Holdings Inc.	1,703	25,954
Denbury Resources Inc.	23,670	52,547
Devon Energy Corp.	32,375	888,370
DHT Holdings Inc.	6,734	38,788
Diamondback Energy Inc.[a,b]	4,811	371,313
Dorian LPG Ltd.[a]	1,514	14,232
Earthstone Energy Inc.[a]	82	993
Eclipse Resources Corp.[a,b]	2,762	3,977
Energen Corp.	6,409	234,505
Energy Fuels Inc./Canada[a]	1,520	3,359
Energy XXI Ltd.[b]	6,718	4,185
EOG Resources Inc.	33,863	2,457,777
EP Energy Corp. Class Aa,b	2,402	10,857
EQT Corp.	10,229	688,003
Erin Energy Corp.[a,b]	796	1,496
EXCO Resources Inc.[a,b]	14,397	14,240
Exxon Mobil Corp.	281,891	23,563,269
Frontline Ltd.	3,425	28,667
GasLog Ltd.[b]	2,767	26,951
Gastar Exploration Inc.[a]	5,029	5,532
Gener8 Maritime Inc.[a]	1,061	7,491
Golar LNG Ltd.[b]	5,911	106,221
Green Plains Inc.	2,431	38,799
Gulfport Energy Corp.[a]	8,473	240,125
Halcon Resourses Corp.[a,b]	5,023	4,828
Hallador Energy Co.	277	1,266
Hess Corp.	18,618	980,238
HollyFrontier Corp.	10,406	367,540
Jones Energy Inc. Class Aa,b	1,673	5,571
Kinder Morgan Inc./DE	120,591	2,153,755
Kosmos Energy Ltd.[a,b]	10,188	59,294
Laredo Petroleum Inc.[a,b]	8,004	63,472
Marathon Oil Corp.	56,946	634,378

31

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Marathon Petroleum Corp.	33,809	$1,257,019
Matador Resources Co.[a]	2,448	46,414
Murphy Oil Corp.	12,212	307,620
Navios Maritime Acquisition Corp.	5,872	9,336
Newfield Exploration Co.[a]	13,381	444,918
Noble Energy Inc.	28,859	906,461
Nordic American Tankers Ltd.[b]	5,908	83,244
Northern Oil and Gas Inc.[a,b]	4,678	18,665
Oasis Petroleum Inc.[a,b]	12,325	89,726
Occidental Petroleum Corp.	51,796	3,544,400
ONEOK Inc.	7,926	236,670
Pacific Ethanol Inc.[a,b]	1,694	7,928
Panhandle Oil and Gas Inc. Class A	480	8,309
Par Pacific Holdings Inc.[a,b]	95	1,782
Parsley Energy Inc. Class Aa,b	4,475	101,135
PBF Energy Inc.	6,456	214,339
PDC Energy Inc.[a]	3,127	185,900
Peabody Energy Corp.[b]	1,338	3,104
PetroCorp Inc. Escrow[a]	190	—
Phillips 66	36,525	3,162,700
Pioneer Natural Resources Co.	10,866	1,529,281
QEP Resources Inc.	14,529	205,004
Range Resources Corp.[b]	10,743	347,858
Renewable Energy Group Inc.[a,b]	3,215	30,350
REX American Resources Corp.[a,b]	394	21,855
Rex Energy Corp.[a,b]	2,761	2,121
Ring Energy Inc.[a,b]	2,043	10,317
RSP Permian Inc.[a,b]	4,412	128,124
Sanchez Energy Corp.[a,b]	3,795	20,835
Scorpio Tankers Inc.	11,853	69,103
Ship Finance International Ltd.[b]	3,788	52,615
SM Energy Co.	4,426	82,943
Southwestern Energy Co.[a,b]	26,402	213,064
Spectra Energy Corp.	45,166	1,382,080
Stone Energy Corp.[a,b]	4,110	3,247
Synergy Resources Corp.[a,b]	7,445	57,848
Targa Resources Corp.	5,571	166,350
Teekay Corp.	2,028	17,562
Teekay Tankers Ltd. Class A	6,078	22,306
Tesoro Corp.	7,998	687,908
TransAtlantic Petroleum Ltd.[a]	957	718
Triangle Petroleum Corp.[a,b]	4,539	2,461
Ultra Petroleum Corp.[a,b]	5,210	2,595
Valero Energy Corp.	32,525	2,086,153
W&T Offshore Inc.[a,b]	1,719	3,765
Westmoreland Coal Co.[a,b]	1,073	7,736
Whiting Petroleum Corp.[a,b]	13,475	107,530
World Fuel Services Corp.	3,920	190,434
WPX Energy Inc.[a,b]	15,514	108,443

		73,255,198
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[a]	372	7,708
Domtar Corp.	4,217	170,788
Louisiana-Pacific Corp.[a]	750	12,840
Neenah Paper Inc.	580	36,923
PH Glatfelter Co.	2,759	57,194
Schweitzer-Mauduit International Inc.	1,660	52,257

		337,710

Security	Shares	Value

PERSONAL PRODUCTS — 0.10%
Avon Products Inc.	30,421	$146,325
Edgewell Personal Care Co.	4,160	335,005
Elizabeth Arden Inc.[a,b]	1,886	15,446
Herbalife Ltd.[a,b]	673	41,430
Inter Parfums Inc.	626	19,343
Nature’s Sunshine Products Inc.	825	7,920
Nu Skin Enterprises Inc. Class A	3,033	116,012
Nutraceutical International Corp.[a,b]	700	17,045
Revlon Inc. Class Aa	519	18,897
Synutra International Inc.[a]	170	845

		718,268
PHARMACEUTICALS — 6.21%
Aclaris Therapeutics Inc.[a,b]	50	947
Allergan PLC[a]	14,502	3,886,971
Amphastar Pharmaceuticals Inc.[a]	588	7,056
Aratana Therapeutics Inc.[a,b]	178	983
Assembly Biosciences Inc.[a]	58	291
Dermira Inc.[a]	786	16,254
Endo International PLC[a]	9,751	274,491
Endocyte Inc.[a]	2,068	6,411
Innoviva Inc.[b]	752	9,468
Johnson & Johnson	162,844	17,619,721
Mallinckrodt PLC[a]	4,826	295,737
Medicines Co. (The)[a,b]	4,090	129,939
Merck & Co. Inc.	168,772	8,929,727
Mylan NVa	4,384	203,198
MyoKardia Inc.[a,b]	58	621
Neos Therapeutics Inc.[a,b]	40	432
Omeros Corp.[a,b]	158	2,424
Perrigo Co. PLC	8,010	1,024,719
Pfizer Inc.	415,163	12,305,431
Theravance Biopharma Inc.[a,b]	2,004	37,675
Zynerba Pharmaceuticals Inc.[a,b]	17	161

		44,752,657
PROFESSIONAL SERVICES — 0.23%
Acacia Research Corp.	3,626	13,743
CBIZ Inc.[a]	3,582	36,142
CDI Corp.	1,219	7,655
CRA International Inc.[a]	558	10,959
Dun & Bradstreet Corp. (The)	1,682	173,381
Exponent Inc.	82	4,183
Franklin Covey Co.[a,b]	625	10,994
FTI Consulting Inc.[a]	2,524	89,627
Heidrick & Struggles International Inc.	1,317	31,213
Hill International Inc.[a,b]	2,003	6,750
Huron Consulting Group Inc.[a,b]	1,349	78,498
ICF International Inc.[a]	1,251	42,997
IHS Inc. Class Aa	647	80,331
Kelly Services Inc. Class A	1,909	36,500
Korn/Ferry International	1,514	42,831
ManpowerGroup Inc.	5,029	409,461
Mistras Group Inc.[a]	389	9,636
Navigant Consulting Inc.[a]	3,117	49,280
Nielsen Holdings PLC	7,743	407,746
Pendrell Corp.[a]	11,078	5,871
Resources Connection Inc.	2,033	31,633
RPX Corp.[a]	3,418	38,487

32

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

TransUnion[a]	488	$13,474
TriNet Group Inc.[a,b]	217	3,114
Volt Information Sciences Inc.[a]	232	1,747

		1,636,253
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.85%
Acadia Realty Trust	4,555	160,017
AG Mortgage Investment Trust Inc.	1,962	25,643
Agree Realty Corp.	1,402	53,935
Alexander’s Inc.[b]	8	3,044
Alexandria Real Estate Equities Inc.	4,880	443,543
Altisource Residential Corp.	3,677	44,124
American Assets Trust Inc.	298	11,896
American Campus Communities Inc.	8,798	414,298
American Capital Agency Corp.	22,384	417,014
American Capital Mortgage Investment Corp.	3,398	49,883
American Homes 4 Rent Class A	13,532	215,159
Annaly Capital Management Inc.	63,758	654,157
Anworth Mortgage Asset Corp.	6,179	28,794
Apartment Investment & Management Co. Class A	10,526	440,197
Apollo Commercial Real Estate Finance Inc.	4,124	67,221
Apollo Residential Mortgage Inc.	2,186	29,336
Apple Hospitality REIT Inc.[b]	11,648	230,747
Ares Commercial Real Estate Corp.	1,799	19,699
Armada Hoffler Properties Inc.[b]	2,175	24,469
ARMOUR Residential REIT Inc.	2,435	52,426
Ashford Hospitality Prime Inc.	2,157	25,172
Ashford Hospitality Trust Inc.	5,513	35,173
AvalonBay Communities Inc.	8,893	1,691,449
Bluerock Residential Growth REIT Inc.	1,066	11,598
Boston Properties Inc.	883	112,212
Brandywine Realty Trust[b]	11,925	167,308
Brixmor Property Group Inc.	11,741	300,804
Camden Property Trust	5,882	494,617
Capstead Mortgage Corp.[b]	6,271	62,020
Care Capital Properties Inc.	5,490	147,352
CatchMark Timber Trust Inc. Class A	2,425	26,263
CBL & Associates Properties Inc.	11,068	131,709
Cedar Realty Trust Inc.	6,240	45,115
Chatham Lodging Trust	2,533	54,282
Chesapeake Lodging Trust	3,961	104,808
Chimera Investment Corp.	12,621	171,519
Colony Capital Inc.[b]	7,408	124,232
Colony Starwood Homes	2,523	62,444
Columbia Property Trust Inc.	7,281	160,109
Communications Sales & Leasing Inc.[a]	8,363	186,077
CorEnergy Infrastructure Trust Inc.[b]	1,066	21,437
Corporate Office Properties Trust	6,267	164,446
Corrections Corp. of America	7,782	249,413
Cousins Properties Inc.	14,365	149,109
CubeSmart	2,660	88,578
CyrusOne Inc.	500	22,825
CYS Investments Inc.	10,476	85,275
DCT Industrial Trust Inc.	6,032	238,083
DDR Corp.	20,610	366,652
DiamondRock Hospitality Co.	13,303	134,626
Digital Realty Trust Inc.	4,179	369,800
Douglas Emmett Inc.	9,975	300,347
Duke Realty Corp.	23,270	524,506
DuPont Fabros Technology Inc.	2,717	110,120
Dynex Capital Inc.	3,866	25,709
EastGroup Properties Inc.	1,676	101,180

Security	Shares	Value

Education Realty Trust Inc.[b]	4,273	$177,757
Empire State Realty Trust Inc. Class A	4,189	73,433
EPR Properties	3,935	262,150
Equity Commonwealth[a]	8,622	243,313
Equity One Inc.	4,936	141,466
Equity Residential[b]	24,521	1,839,811
Essex Property Trust Inc.	4,409	1,031,089
FelCor Lodging Trust Inc.	9,495	77,099
First Industrial Realty Trust Inc.[b]	7,338	166,866
First Potomac Realty Trust	4,351	39,420
Forest City Realty Trust Inc.	14,613	308,188
Four Corners Property Trust Inc.	3,271	58,714
Franklin Street Properties Corp.	5,967	63,310
Gaming and Leisure Properties Inc.	5,150	159,238
General Growth Properties Inc.	38,884	1,156,021
GEO Group Inc. (The)	4,953	171,721
Getty Realty Corp.	1,829	36,269
Gladstone Commercial Corp.	1,421	23,276
Government Properties Income Trust[b]	4,746	84,716
Gramercy Property Trust[b]	28,372	239,743
Great Ajax Corp.	313	3,503
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,621	50,376
Hatteras Financial Corp.	6,423	91,849
HCP Inc.[b]	31,096	1,013,108
Healthcare Realty Trust Inc.[b]	6,666	205,913
Healthcare Trust of America Inc. Class A	7,495	220,503
Hersha Hospitality Trust[b]	3,255	69,462
Highwoods Properties Inc.	6,442	307,992
Hospitality Properties Trust	9,903	263,024
Host Hotels & Resorts Inc.[b]	51,313	856,927
Hudson Pacific Properties Inc.[b]	4,937	142,778
Independence Realty Trust Inc.	1,900	13,528
InfraREIT Inc.[a]	1,448	24,688
Invesco Mortgage Capital Inc.	8,161	99,401
Investors Real Estate Trust[b]	8,279	60,106
Iron Mountain Inc.[b]	8,786	297,933
iStar Inc.[a]	5,662	54,695
Kilroy Realty Corp.[b]	5,989	370,539
Kimco Realty Corp.	28,005	805,984
Kite Realty Group Trust	5,758	159,554
Ladder Capital Corp.	2,761	34,374
LaSalle Hotel Properties	7,487	189,496
Lexington Realty Trust[b]	13,614	117,080
Liberty Property Trust	10,209	341,593
LTC Properties Inc.	2,411	109,074
Macerich Co. (The)	10,042	795,728
Mack-Cali Realty Corp.	5,904	138,744
Medical Properties Trust Inc.[b]	15,503	201,229
MFA Financial Inc.	24,561	168,243
Mid-America Apartment Communities Inc.	5,087	519,942
Monmouth Real Estate Investment Corp.	4,250	50,533
Monogram Residential Trust Inc.[b]	11,512	113,508
National Health Investors Inc.	1,729	115,013
National Retail Properties Inc.	9,521	439,870
National Storage Affiliates Trust	86	1,823
New Residential Investment Corp.	15,254	177,404
New Senior Investment Group Inc.	5,723	58,947
New York Mortgage Trust Inc.	7,067	33,498
New York REIT Inc.[b]	10,774	108,817
NexPoint Residential Trust Inc.	1,088	14,242
NorthStar Realty Europe Corp.[b]	4,028	46,725
NorthStar Realty Finance Corp.[b]	12,084	158,542
Omega Healthcare Investors Inc.	9,018	318,335

33

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

One Liberty Properties Inc.	822	$18,421
Orchid Island Capital Inc.	1,864	19,330
Outfront Media Inc.	9,193	193,972
Paramount Group Inc.	12,154	193,856
Parkway Properties Inc./Mdb	5,752	90,076
Pebblebrook Hotel Trust[b]	4,762	138,431
Pennsylvania REIT	4,581	100,095
PennyMac Mortgage Investment Trust[c]	2,669	36,405
Physicians Realty Trust[b]	7,364	136,823
Piedmont Office Realty Trust Inc. Class Ab	9,756	198,144
Post Properties Inc.	2,410	143,973
Potlatch Corp.	670	21,105
Preferred Apartment Communities Inc.	1,807	22,913
Prologis Inc.	35,256	1,557,610
PS Business Parks Inc.	1,146	115,184
Public Storage	837	230,870
QTS Realty Trust Inc. Class Ab	74	3,506
RAIT Financial Trust	6,127	19,239
Ramco-Gershenson Properties Trust	5,184	93,468
Rayonier Inc.	8,412	207,608
Realty Income Corp.[b]	16,881	1,055,231
Redwood Trust Inc.	5,546	72,542
Regency Centers Corp.	6,366	476,495
Resource Capital Corp.[b]	2,411	27,124
Retail Opportunity Investments Corp.	6,988	140,599
Retail Properties of America Inc. Class A	16,320	258,672
Rexford Industrial Realty Inc.[b]	3,665	66,556
RLJ Lodging Trust	5,548	126,938
Rouse Properties Inc.[b]	2,310	42,458
Sabra Health Care REIT Inc.	3,655	73,429
Saul Centers Inc.[b]	100	5,302
Select Income REIT	4,231	97,525
Senior Housing Properties Trust	15,706	280,980
Silver Bay Realty Trust Corp.	2,349	34,883
SL Green Realty Corp.	6,767	655,587
Sovran Self Storage Inc.	365	43,052
Spirit Realty Capital Inc.	30,116	338,805
STAG Industrial Inc.	4,559	92,821
Starwood Property Trust Inc.	16,248	307,575
STORE Capital Corp.	2,735	70,782
Summit Hotel Properties Inc.	5,779	69,175
Sun Communities Inc.	2,858	204,661
Sunstone Hotel Investors Inc.	14,258	199,612
Taubman Centers Inc.	2,596	184,913
Terreno Realty Corp.	2,746	64,394
Two Harbors Investment Corp.	24,303	192,966
UDR Inc.[b]	17,388	669,960
UMH Properties Inc.	1,679	16,656
United Development Funding IVb	1,863	5,962
Urstadt Biddle Properties Inc. Class A	208	4,358
Ventas Inc.	22,377	1,408,856
VEREIT Inc.	61,098	541,939
Vornado Realty Trust	12,742	1,203,227
Washington REIT[b]	4,524	132,146
Weingarten Realty Investors	8,474	317,945
Welltower Inc.	13,018	902,668
Western Asset Mortgage Capital Corp.[b]	2,927	29,416
Weyerhaeuser Co.	42,995	1,331,985
Whitestone REIT[b]	1,886	23,707
WP Carey Inc.	7,051	438,854
WP Glimcher Inc.	12,266	116,404
Xenia Hotels & Resorts Inc.	7,308	114,151

		42,152,534

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Alexander & Baldwin Inc.	3,237	$118,733
Altisource Asset Management Corp.[a]	15	177
AV Homes Inc.[a]	970	11,019
Consolidated-Tomoka Land Co.	234	10,797
Forestar Group Inc.[a,b]	2,522	32,887
FRP Holdings Inc.[a]	461	16,412
Howard Hughes Corp. (The)[a]	1,594	168,789
Jones Lang LaSalle Inc.	813	95,381
Kennedy-Wilson Holdings Inc.	5,546	121,458
RE/MAX Holdings Inc. Class A	730	25,039
Realogy Holdings Corp.[a]	6,218	224,532
RMR Group Inc. (The)[a]	422	10,554
St. Joe Co. (The)[a,b]	236	4,047
Tejon Ranch Co.[a]	881	18,122

		857,947
ROAD & RAIL — 0.59%
AMERCO	269	96,116
ArcBest Corp.	1,087	23,468
Celadon Group Inc.	573	6,005
Covenant Transportation Group Inc. Class Aa	49	1,185
CSX Corp.	49,514	1,274,986
Genesee & Wyoming Inc. Class Aa,b	2,311	144,900
Kansas City Southern	7,513	641,986
Marten Transport Ltd.	1,364	25,534
Norfolk Southern Corp.	20,614	1,716,116
Roadrunner Transportation Systems Inc.[a]	1,290	16,073
Ryder System Inc.	3,555	230,293
Universal Truckload Services Inc.	196	3,228
USA Truck Inc.[a]	587	11,059
Werner Enterprises Inc.	2,203	59,834
YRC Worldwide Inc.[a]	2,035	18,966

		4,269,749
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Advanced Energy Industries Inc.[a]	1,178	40,983
Advanced Micro Devices Inc.[a,b]	25,217	71,868
Alpha & Omega Semiconductor Ltd.[a]	1,327	15,725
Amkor Technology Inc.[a,b]	6,207	36,559
Analog Devices Inc.	1,762	104,293
Applied Materials Inc.	31,798	673,482
Applied Micro Circuits Corp.[a,b]	3,636	23,489
Axcelis Technologies Inc.[a]	7,495	20,986
Broadcom Ltd.	7,546	1,165,857
Brooks Automation Inc.	4,692	48,797
Cabot Microelectronics Corp.	270	11,046
Cascade Microtech Inc.[a]	357	7,361
CEVA Inc.[a]	704	15,840
Cohu Inc.	1,699	20,184
Cree Inc.[a,b]	7,107	206,814
Cypress Semiconductor Corp.	21,179	183,410
Diodes Inc.[a,b]	2,404	48,320
DSP Group Inc.[a]	1,439	13,124
Entegris Inc.[a]	3,861	52,587
Exar Corp.[a]	2,416	13,892
Fairchild Semiconductor International Inc.[a]	7,718	154,360
First Solar Inc.[a]	5,135	351,593
FormFactor Inc.[a]	2,038	14,816
Intel Corp.	297,466	9,623,025

34

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Intersil Corp. Class A	8,645	$115,584
IXYS Corp.	1,778	19,949
Kopin Corp.[a]	4,792	7,955
Lam Research Corp.	3,011	248,709
Lattice Semiconductor Corp.[a,b]	5,461	31,018
Marvell Technology Group Ltd.	31,006	319,672
Maxim Integrated Products Inc.	12,485	459,198
Micron Technology Inc.[a]	67,308	704,715
Microsemi Corp.[a,b]	585	22,411
MKS Instruments Inc.	3,530	132,904
Nanometrics Inc.[a]	1,450	22,968
NeoPhotonics Corp.[a,b]	2,280	32,011
NVE Corp.	212	11,984
NVIDIA Corp.	36,202	1,289,877
ON Semiconductor Corp.[a]	2,186	20,964
PDF Solutions Inc.[a]	138	1,846
Photronics Inc.[a]	4,361	45,398
Power Integrations Inc.	739	36,699
QUALCOMM Inc.	85,948	4,395,381
Rudolph Technologies Inc.[a]	1,621	22,143
Semtech Corp.[a]	2,807	61,726
Sigma Designs Inc.[a]	2,165	14,722
Silicon Laboratories Inc.[a]	834	37,497
SunEdison Inc.[a,b]	1,443	780
SunPower Corp.[a,b]	3,525	78,748
Teradyne Inc.	14,601	315,236
Tessera Technologies Inc.	1,351	41,881
Ultra Clean Holdings Inc.[a]	2,733	14,649
Ultratech Inc.[a]	2,074	45,296
Veeco Instruments Inc.[a]	2,634	51,310
Xcerra Corp.[a]	2,133	13,907
Xilinx Inc.	13,512	640,874

		22,176,423
SOFTWARE — 2.96%
Activision Blizzard Inc.	34,169	1,156,279
American Software Inc./GA Class A	1,135	10,215
ANSYS Inc.[a]	4,931	441,127
Atlassian Corp. PLC Class Aa	344	8,652
Autodesk Inc.[a]	3,978	231,957
Bottomline Technologies de Inc.[a]	457	13,934
CA Inc.	20,300	625,037
Digimarc Corp.[a,b]	45	1,364
Digital Turbine Inc.[a,b]	245	292
EnerNOC Inc.[a,b]	1,662	12,432
Epiq Systems Inc.	1,335	20,052
Glu Mobile Inc.[a,b]	3,479	9,811
Mentor Graphics Corp.	6,634	134,869
Microsoft Corp.	236,165	13,043,393
Nuance Communications Inc.[a]	17,274	322,851
Oracle Corp.	85,462	3,496,250
Park City Group Inc.[a,b]	58	524
Progress Software Corp.[a]	3,353	80,874
QAD Inc. Class A	412	8,755
Rapid7 Inc.[a,b]	120	1,568
Rovi Corp.[a]	5,437	111,513
Sapiens International Corp. NV	528	6,325
SeaChange International Inc.[a,b]	2,629	14,512
Silver Spring Networks Inc.[a]	150	2,212
SS&C Technologies Holdings Inc.	585	37,101
Symantec Corp.	45,978	845,076
Synopsys Inc.[a]	9,736	471,612

Security	Shares	Value

Take-Two Interactive Software Inc.[a]	2,707	$101,973
Telenav Inc.[a]	1,614	9,523
Verint Systems Inc.[a]	225	7,510
Zynga Inc. Class Aa	50,453	115,033

		21,342,626
SPECIALTY RETAIL — 0.52%
Aaron’s Inc.	3,642	91,414
Abercrombie & Fitch Co. Class A	4,595	144,926
America’s Car-Mart Inc./TXa	474	11,850
American Eagle Outfitters Inc.	1,496	24,938
Ascena Retail Group Inc.[a,b]	9,483	104,882
Barnes & Noble Education Inc.[a]	2,181	21,374
Barnes & Noble Inc.	3,438	42,494
bebe stores inc.	2,266	1,246
Best Buy Co. Inc.	18,781	609,256
Big 5 Sporting Goods Corp.	1,301	14,454
Build-A-Bear Workshop Inc.[a]	730	9,483
Burlington Stores Inc.[a]	482	27,108
Cabela’s Inc.[a]	3,031	147,579
Caleres Inc.	2,575	72,847
Cato Corp. (The) Class A	1,438	55,435
Children’s Place Inc. (The)	1,011	84,388
Christopher & Banks Corp.[a,b]	1,935	4,625
Citi Trends Inc.	1,070	19,078
Conn’s Inc.[a,b]	1,754	21,855
CST Brands Inc.	1,002	38,367
Destination XL Group Inc.[a,b]	1,514	7,827
Dick’s Sporting Goods Inc.	1,896	88,638
DSW Inc. Class A	4,566	126,204
Express Inc.[a]	554	11,861
Finish Line Inc. (The) Class A	2,191	46,230
Foot Locker Inc.	1,255	80,947
GameStop Corp. Class A	7,393	234,580
Genesco Inc.[a]	1,457	105,268
Group 1 Automotive Inc.	1,219	71,543
Guess? Inc.	4,098	76,919
Haverty Furniture Companies Inc.	1,299	27,487
Lumber Liquidators Holdings Inc.[a,b]	1,689	22,160
MarineMax Inc.[a]	975	18,983
Murphy USA Inc.[a]	2,635	161,921
Office Depot Inc.[a]	31,083	220,689
Penske Automotive Group Inc.	1,724	65,340
Rent-A-Center Inc./TX	3,523	55,840
Shoe Carnival Inc.	990	26,690
Sonic Automotive Inc. Class A	2,186	40,397
Sportsman’s Warehouse Holdings Inc.[a]	526	6,628
Stage Stores Inc.[b]	2,093	16,870
Staples Inc.	43,446	479,209
Stein Mart Inc.	1,962	14,381
Tiffany & Co.	1,947	142,871
Tilly’s Inc. Class Aa	1,066	7,132
Vitamin Shoppe Inc.[a,b]	1,795	55,573
West Marine Inc.[a]	1,066	9,690
Zumiez Inc.[a]	394	7,848

		3,777,325
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.31%
3D Systems Corp.[a,b]	4,578	70,822
Avid Technology Inc.[a,b]	618	4,178
CPI Card Group Inc.[b]	275	2,266

35

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

EMC Corp./MA	120,222	$3,203,916
Hewlett Packard Enterprise Co.	115,575	2,049,145
HP Inc.	116,167	1,431,177
Imation Corp.[a,b]	2,090	3,239
Lexmark International Inc. Class A	4,070	136,060
NCR Corp.[a]	8,881	265,808
NetApp Inc.	13,906	379,495
Pure Storage Inc. Class Aa,b	682	9,337
Quantum Corp.[a]	12,996	7,928
SanDisk Corp.	13,990	1,064,359
Stratasys Ltd.[a,b]	3,308	85,743
Western Digital Corp.	15,179	717,056

		9,430,529
TEXTILES, APPAREL & LUXURY GOODS — 0.25%
Cherokee Inc.[a]	58	1,032
Coach Inc.	15,968	640,157
Columbia Sportswear Co.	671	40,320
Crocs Inc.[a]	1,171	11,265
Deckers Outdoor Corp.[a,b]	954	57,154
Fossil Group Inc.[a,b]	485	21,544
Iconix Brand Group Inc.[a,b]	3,082	24,810
Movado Group Inc.	1,001	27,558
Perry Ellis International Inc.[a]	842	15,501
PVH Corp.	5,546	549,387
Ralph Lauren Corp.	3,802	365,980
Sequential Brands Group Inc.[a,b]	277	1,770
Unifi Inc.[a]	935	21,421
Vera Bradley Inc.[a,b]	1,651	33,581

		1,811,480
THRIFTS & MORTGAGE FINANCE — 0.35%
Anchor BanCorp. Wisconsin Inc.[a]	488	21,989
Astoria Financial Corp.	6,271	99,333
Bank Mutual Corp.	3,363	25,458
BankFinancial Corp.	1,448	17,115
Bear State Financial Inc.[a,b]	842	7,805
Beneficial Bancorp. Inc.[a]	5,854	80,141
BSB Bancorp. Inc./MAa	431	9,685
Capitol Federal Financial Inc.	9,331	123,729
Charter Financial Corp./MD	980	13,230
Clifton Bancorp. Inc.	1,899	28,713
Dime Community Bancshares Inc.	2,074	36,544
EverBank Financial Corp.	6,666	100,590
Federal Agricultural Mortgage Corp. Class C	710	26,788
First Defiance Financial Corp.	712	27,348
Flagstar Bancorp. Inc.[a]	1,448	31,074
Fox Chase Bancorp. Inc.	837	16,171
Hingham Institution for Savings	63	7,504
HomeStreet Inc.[a]	1,008	20,976
IMPAC Mortgage Holdings Inc.[a,b]	58	804
Kearny Financial Corp./MD	6,562	81,041
Meridian Bancorp. Inc.	2,945	40,994
Meta Financial Group Inc.	596	27,178
MGIC Investment Corp.[a]	12,429	95,330
Nationstar Mortgage Holdings Inc.[a,b]	2,475	24,503
New York Community Bancorp. Inc.	33,020	525,018
NMI Holdings Inc. Class Aa	3,637	18,367
Northfield Bancorp. Inc.	3,020	49,649
Northwest Bancshares Inc.	6,877	92,908
OceanFirst Financial Corp.	1,066	18,847

Security	Shares	Value

Ocwen Financial Corp.[a,b]	6,899	$17,041
Oritani Financial Corp.	2,858	48,500
PennyMac Financial Services Inc. Class Aa,c	726	8,538
PHH Corp.[a]	3,300	41,382
Provident Financial Services Inc.	4,297	86,756
Radian Group Inc.	12,622	156,513
Stonegate Mortgage Corp.[a,b]	688	3,949
Territorial Bancorp. Inc.	730	19,024
TFS Financial Corp.	4,376	76,011
TrustCo Bank Corp. NY	6,632	40,190
United Community Financial Corp./OH	3,178	18,655
United Financial Bancorp. Inc.	2,623	33,024
Walker & Dunlop Inc.[a]	889	21,576
Walter Investment Management Corp.[a,b]	2,410	18,412
Washington Federal Inc.	6,290	142,469
Waterstone Financial Inc.	1,852	25,335
WSFS Financial Corp.	1,869	60,780

		2,486,987
TOBACCO — 0.79%
Altria Group Inc.	7,819	489,939
Philip Morris International Inc.	52,437	5,144,594
Universal Corp./VA	1,505	85,499

		5,720,032
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Air Lease Corp.	6,456	207,367
Aircastle Ltd.	4,450	98,968
Applied Industrial Technologies Inc.	1,615	70,091
Beacon Roofing Supply Inc.[a]	2,480	101,705
CAI International Inc.[a]	1,323	12,780
DXP Enterprises Inc.[a]	529	9,289
GATX Corp.[b]	2,910	138,225
Kaman Corp.	1,611	68,774
Lawson Products Inc./DEa	108	2,115
MRC Global Inc.[a]	7,341	96,461
MSC Industrial Direct Co. Inc. Class A	2,177	166,127
Neff Corp.[a]	554	4,122
NOW Inc.[a]	7,196	127,513
Rush Enterprises Inc. Class Aa	2,264	41,295
TAL International Group Inc.	2,139	33,026
Textainer Group Holdings Ltd.[b]	1,717	25,480
Titan Machinery Inc.[a,b]	1,234	14,265
Univar Inc.[a]	1,375	23,622
Veritiv Corp.[a,b]	506	18,854
WESCO International Inc.[a,b]	2,935	160,456

		1,420,535
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	4,659	314,203
Wesco Aircraft Holdings Inc.[a]	3,951	56,855

		371,058
WATER UTILITIES — 0.22%
American States Water Co.	2,298	90,449
American Water Works Co. Inc.	12,199	840,877
Aqua America Inc.	12,021	382,508
Artesian Resources Corp. Class A	597	16,692
California Water Service Group	3,167	84,622

36

Schedule of Investments  (Continued)

iSHARES® CORE U.S. VALUE ETF

March 31, 2016

Security	Shares	Value

Connecticut Water Service Inc.	821	$37,027
Consolidated Water Co. Ltd.	803	9,773
Middlesex Water Co.	1,091	33,657
SJW Corp.	1,222	44,420
York Water Co. (The)	949	28,964

		1,568,989
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Boingo Wireless Inc.[a]	1,099	8,484
Leap Wireless International Inc.[f]	2,472	6,229
NTELOS Holdings Corp.[a]	879	8,087
Shenandoah Telecommunications Co.	363	9,710
Spok Holdings Inc.	1,402	24,549
Sprint Corp.[a,b]	49,237	171,345
T-Mobile U.S. Inc.[a]	18,423	705,601
Telephone & Data Systems Inc.	6,285	189,116
U.S. Cellular Corp.[a]	954	43,588

		1,166,709

TOTAL COMMON STOCKS (Cost: $767,460,165)		719,022,486

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.61%

MONEY MARKET FUNDS — 2.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	16,880,958	16,880,958
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	857,440	857,440

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,094,262	$1,094,262

		18,832,660

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,832,660)		18,832,660

TOTAL INVESTMENTS IN SECURITIES — 102.40% (Cost: $786,292,825)		737,855,146
Other Assets, Less Liabilities — (2.40)%		(17,314,140)

NET ASSETS — 100.00%		$720,541,006

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	11	Jun. 2016	Chicago Mercantile	$1,128,325	$39,488
S&P MidCap 400 E-Mini	2	Jun. 2016	Chicago Mercantile	288,240	13,435

Net unrealized appreciation					$52,923

See notes to financial statements.

37

Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 0.83%
Aerovironment Inc.[a,b]	47,862	$1,355,452
American Science & Engineering Inc.	15,350	425,041
API Technologies Corp.[a]	65,413	128,864
Arotech Corp.[a,b]	55,154	134,024
CPI Aerostructures Inc.[a]	24,678	180,890
Ducommun Inc.[a]	23,713	361,623
Erickson Inc.[a,b]	11,794	19,460
Innovative Solutions & Support Inc.[a]	35,142	92,423
Keyw Holding Corp. (The)[a,b]	71,526	474,933
Kratos Defense & Security Solutions Inc.[a]	97,683	483,531
LMI Aerospace Inc.[a,b]	27,698	235,710
National Presto Industries Inc.	10,241	857,581
SIFCO Industries Inc.[a]	7,533	69,982
Sparton Corp.[a,b]	21,728	390,887
Vectrus Inc.[a]	23,103	525,593

		5,735,994
AIR FREIGHT & LOGISTICS — 0.65%
Air Transport Services Group Inc.[a,b]	112,904	1,736,463
Echo Global Logistics Inc.[a]	63,574	1,726,670
Park-Ohio Holdings Corp.	18,119	775,856
Radiant Logistics Inc.[a,b]	66,571	237,658

		4,476,647
AUTO COMPONENTS — 1.04%
Fox Factory Holding Corp.[a]	35,507	561,366
Fuel Systems Solutions Inc.[a]	24,376	134,799
Modine Manufacturing Co.[a]	100,684	1,108,531
Motorcar Parts of America Inc.[a,b]	37,506	1,424,478
Shiloh Industries Inc.[a]	19,650	100,804
Spartan Motors Inc.	76,033	300,330
Stoneridge Inc.[a]	59,011	859,200
Strattec Security Corp.	7,730	443,625
Superior Industries International Inc.	49,146	1,085,144
Tower International Inc.	44,083	1,199,058

		7,217,335
AUTOMOBILES — 0.18%
Winnebago Industries Inc.	55,528	1,246,604

		1,246,604
BANKS — 15.74%
Access National Corp.	21,776	431,818
Allegiance Bancshares Inc.[a,b]	10,534	193,510
American National Bankshares Inc.	22,980	582,083
American River Bankshares[a]	26,257	266,771
Ameris Bancorp.	69,336	2,050,959
AmeriServ Financial Inc.	56,035	167,545
Ames National Corp.	22,746	563,191
Arrow Financial Corp.	27,983	743,508
Banc of California Inc.	94,656	1,656,480
Bancorp. Inc. (The)[a,b]	72,270	413,384

Security	Shares	Value

Bank of Commerce Holdings	46,075	$292,576
Bank of Marin Bancorp.	15,197	747,996
Bankwell Financial Group Inc.	8,322	162,862
Banner Corp.	44,917	1,888,311
Bar Harbor Bankshares	15,837	526,105
Baylake Corp.	18,300	292,251
BCB Bancorp. Inc.	29,075	291,041
Berkshire Hills Bancorp. Inc.	65,702	1,766,727
Blue Hills Bancorp. Inc.	65,443	894,606
BNC Bancorp.	65,311	1,379,368
Bridge Bancorp. Inc.	34,295	1,044,969
Bryn Mawr Bank Corp.	40,169	1,033,548
C&F Financial Corp.	9,536	364,275
C1 Financial Inc.[a]	16,525	399,905
Camden National Corp.	17,394	730,548
Capital City Bank Group Inc.	28,219	411,715
Cardinal Financial Corp.	71,707	1,459,237
Carolina Financial Corp.	19,628	364,296
Cascade Bancorp.[a]	73,187	417,898
CenterState Banks Inc.	98,214	1,462,406
Central Valley Community Bancorp.	22,019	245,071
Century Bancorp. Inc./MA Class A	9,523	370,540
Chemung Financial Corp.	11,057	291,352
Citizens & Northern Corp.	32,058	637,313
Citizens Holding Co.	3,209	68,994
CNB Financial Corp./PA	34,783	611,833
CoBiz Financial Inc.	79,339	937,787
Codorus Valley Bancorp. Inc.	14,894	301,157
Community Bankers Trust Corp.[a]	53,820	269,100
Community Trust Bancorp. Inc.	34,387	1,214,549
CommunityOne Bancorp.[a]	29,123	386,753
ConnectOne Bancorp. Inc.	66,618	1,089,204
CU Bancorp.[a,b]	38,954	824,656
Customers Bancorp. Inc.[a,b]	57,670	1,362,742
Eastern Virginia Bankshares Inc.	437	2,924
Enterprise Bancorp. Inc./MA	19,685	516,534
Enterprise Financial Services Corp.	44,821	1,211,960
Equity Bancshares Inc. Class Aa,b	8,646	181,566
Farmers Capital Bank Corp.	20,108	531,253
Farmers National Banc Corp.	60,079	535,304
Fidelity Southern Corp.	40,118	643,493
Financial Institutions Inc.	32,843	954,746
First Bancorp. Inc./ME	27,924	544,797
First Bancorp./Southern Pines NC	44,501	838,844
First Busey Corp.	52,643	1,078,129
First Business Financial Services Inc.	23,864	547,202
First Community Bancshares Inc./VA	37,924	752,412
First Connecticut Bancorp. Inc./Farmington CT	39,505	630,500
First Financial Corp./IN	26,215	896,815
First Foundation Inc.[a]	25,980	582,731
First Internet Bancorp.	13,138	307,035
First Merchants Corp.	87,209	2,055,516
First NBC Bank Holding Co.[a]	33,281	685,256
First Northwest Bancorp.[a]	35,395	455,534
First of Long Island Corp. (The)	28,291	806,293
First South Bancorp. Inc./Washington NC	37,453	308,987
First United Corp.[a]	18,119	198,403
Flushing Financial Corp.	66,283	1,433,038
Franklin Financial Network Inc.[a]	15,602	421,254
German American Bancorp. Inc.	30,185	971,957
Great Southern Bancorp. Inc.	22,710	843,222
Green Bancorp. Inc.[a]	31,315	237,055
Guaranty Bancorp.	34,806	538,101

38

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

Hampton Roads Bankshares Inc.[a,b]	83,336	$147,505
Hanmi Financial Corp.	68,902	1,517,222
Heartland Financial USA Inc.	41,516	1,278,278
Heritage Commerce Corp.	55,538	555,935
Heritage Financial Corp./WA	66,760	1,172,973
Heritage Oaks Bancorp.	57,369	446,905
HomeTrust Bancshares Inc.[a,b]	45,748	838,561
Horizon Bancorp./IN	27,538	680,739
Independent Bank Corp./MI	52,531	764,326
Independent Bank Group Inc.	21,870	599,238
Lakeland Bancorp. Inc.	82,718	839,588
Lakeland Financial Corp.	36,824	1,685,803
LCNB Corp.	24,503	393,763
Live Oak Bancshares Inc.	12,568	188,520
Macatawa Bank Corp.	65,977	412,356
MainSource Financial Group Inc.	47,739	1,006,816
MBT Financial Corp.	63,889	514,306
Mercantile Bank Corp.	38,740	868,551
Merchants Bancshares Inc./VT	14,155	420,970
Middleburg Financial Corp.	17,381	375,430
MidSouth Bancorp. Inc.	23,625	180,259
MidWestOne Financial Group Inc.	19,717	541,232
Monarch Financial Holdings Inc.	29,857	495,925
National Bankshares Inc.	18,258	626,615
National Commerce Corp.[a,b]	15,751	371,881
Northrim BanCorp. Inc.	18,255	436,477
OFG Bancorp.	93,176	651,300
Old Line Bancshares Inc.	25,067	451,958
Old Second Bancorp. Inc.[a]	67,399	483,251
Orrstown Financial Services Inc.	24,062	416,754
Pacific Continental Corp.	44,608	719,527
Pacific Mercantile Bancorp.[a]	43,912	307,384
Pacific Premier Bancorp. Inc.[a]	57,101	1,220,248
Park Sterling Corp.	117,488	783,645
Peapack Gladstone Financial Corp.	35,675	602,907
Penns Woods Bancorp. Inc.	12,734	490,768
People’s Utah Bancorp.	7,737	122,477
Peoples Bancorp. Inc./OH	40,763	796,509
Peoples Financial Corp./MSa	5,681	51,299
Peoples Financial Services Corp.	18,020	670,344
Preferred Bank/Los Angeles CA	26,825	811,456
Premier Financial Bancorp. Inc.	17,059	268,850
QCR Holdings Inc.	29,784	710,348
Renasant Corp.	86,717	2,853,856
Republic Bancorp. Inc./KY Class A	22,950	592,799
Republic First Bancorp. Inc.[a,b]	72,056	303,356
Royal Bancshares of Pennsylvania Inc.[a]	54,240	115,531
Sandy Spring Bancorp. Inc.	55,710	1,550,409
Seacoast Banking Corp. of Florida[a]	52,734	832,670
ServisFirst Bancshares Inc.	49,063	2,178,397
Shore Bancshares Inc.	29,310	351,134
Sierra Bancorp.	31,247	567,133
Southcoast Financial Corp.[a]	8,142	106,253
Southern National Bancorp. of Virginia Inc.	34,054	405,924
Southside Bancshares Inc.	55,607	1,449,674
Southwest Bancorp. Inc.	47,138	709,427
State Bank Financial Corp.	77,215	1,525,768
Stock Yards Bancorp. Inc.	33,138	1,276,807
Stonegate Bank	28,116	842,355
Suffolk Bancorp.	27,346	690,213
Sun Bancorp. Inc./NJa,b	22,543	466,866
Tompkins Financial Corp.	32,338	2,069,632
TowneBank/Portsmouth VA	98,240	1,885,226

Security	Shares	Value

TriCo Bancshares	49,790	$1,260,683
Tristate Capital Holdings Inc.[a,b]	52,415	660,429
Triumph Bancorp. Inc.[a]	39,271	621,660
United Security Bancshares Inc./ALb	21,320	172,692
United Security Bancshares/Fresno CAa	31,010	153,500
Unity Bancorp. Inc.	3,738	42,501
Univest Corp. of Pennsylvania	46,035	898,143
Veritex Holdings Inc.[a]	21,046	305,798
Washington Trust Bancorp. Inc.	32,369	1,208,011
West Bancorp. Inc.	39,390	718,080
Westbury Bancorp. Inc.[a]	16,941	321,879
Wilshire Bancorp. Inc.	150,132	1,546,360
Yadkin Financial Corp.	95,777	2,267,042

		109,191,208
BEVERAGES — 0.21%
Castle Brands Inc.[a,b]	162,359	152,634
Craft Brew Alliance Inc.[a,b]	22,653	186,434
MGP Ingredients Inc.	21,824	529,014
Primo Water Corp.[a]	44,252	446,503
Reed’s Inc.[a,b]	28,617	133,641

		1,448,226
BIOTECHNOLOGY — 7.19%
Abeona Therapeutics Inc.[a,b]	25,195	64,499
Actinium Pharmaceuticals Inc.[a,b]	71,276	141,839
Adamas Pharmaceuticals Inc.[a,b]	28,955	418,689
Advaxis Inc.[a,b]	64,516	582,579
Aegerion Pharmaceuticals Inc.[a,b]	53,541	198,102
Affimed NVa,b	33,423	125,002
Agenus Inc.[a,b]	162,398	675,576
Akebia Therapeutics Inc.[a,b]	75,590	681,066
Anthera Pharmaceuticals Inc.[a,b]	84,734	306,737
Applied Genetic Technologies Corp./DEa,b	19,911	278,356
Ardelyx Inc.[a,b]	51,311	398,686
Argos Therapeutics Inc.[a,b]	27,284	174,618
ArQule Inc.[a]	135,867	217,387
Arrowhead Research Corp.[a,b]	126,285	608,694
Asterias Biotherapeutics Inc.[a,b]	32,364	152,111
Athersys Inc.[a,b]	200,387	450,871
aTyr Pharma Inc.[a]	13,530	53,308
Avalanche Biotechnologies Inc.[a,b]	42,202	218,184
AVEO Pharmaceuticals Inc.[a]	121,184	111,489
Avexis Inc.[a]	10,011	272,700
Bellicum Pharmaceuticals Inc.[a,b]	17,818	166,598
BIND Therapeutics Inc.[a,b]	30,427	66,939
Biocept Inc.[a,b]	39,119	50,464
BioCryst Pharmaceuticals Inc.[a,b]	153,788	435,220
BioSpecifics Technologies Corp.[a]	10,989	382,637
Biota Pharmaceuticals Inc.[a]	73,339	110,009
BioTime Inc.[a,b]	123,232	353,676
Blueprint Medicines Corp.[a,b]	20,093	362,679
Brainstorm Cell Therapeutics Inc.[a,b]	39,270	104,851
Caladrius Biosciences Inc.[a,b]	98,951	74,213
Calithera Biosciences Inc.[a,b]	22,208	126,141
Cancer Genetics Inc.[a,b]	20,705	58,802
Capricor Therapeutics Inc.[a,b]	14,674	37,272
Cara Therapeutics Inc.[a]	42,418	263,840
CASI Pharmaceuticals Inc.[a]	31,440	33,326
Catabasis Pharmaceuticals Inc.[a]	9,241	46,575
Catalyst Biosciences Inc.	9,494	15,950

39

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

Catalyst Pharmaceuticals Inc.[a,b]	166,981	$195,368
Celator Pharmaceuticals Inc.[a]	57,462	633,806
Cellular Biomedicine Group Inc.[a,b]	21,404	399,185
Celsion Corp.[a]	44,975	65,664
Cerulean Pharma Inc.[a,b]	40,982	111,061
ChemoCentryx Inc.[a,b]	60,487	150,613
Chiasma Inc.[a,b]	15,438	141,412
Cidara Therapeutics Inc.[a,b]	12,027	152,743
Coherus Biosciences Inc.[a,b]	49,781	1,056,851
CoLucid Pharmaceuticals Inc.[a,b]	7,665	47,523
Conatus Pharmaceuticals Inc.[a,b]	30,062	64,333
Concert Pharmaceuticals Inc.[a,b]	32,938	449,933
Contrafect Corp.[a,b]	40,831	138,825
Corbus Pharmaceuticals Holdings Inc.[a]	45,829	82,951
CorMedix Inc.[a,b]	83,259	220,636
CTI BioPharma Corp.[a,b]	549,286	291,891
Curis Inc.[a,b]	238,463	383,925
Cytokinetics Inc.[a,b]	73,593	518,831
CytomX Therapeutics Inc.[a,b]	16,340	210,786
CytRx Corp.[a,b]	142,509	381,924
Dicerna Pharmaceuticals Inc.[a,b]	32,198	172,581
Dimension Therapeutics Inc.[a,b]	13,008	101,853
Dynavax Technologies Corp.[a,b]	77,580	1,492,639
Edge Therapeutics Inc.[a,b]	17,923	163,995
Eiger Biopharmaceuticals Inc.[a,b]	3,083	51,702
Eleven Biotherapeutics Inc.[a,b]	29,178	9,308
Enanta Pharmaceuticals Inc.[a,b]	34,014	998,991
EPIRUS Biopharmaceuticals Inc.[a]	37,165	99,974
Exelixis Inc.[a,b]	476,647	1,906,588
Fate Therapeutics Inc.[a]	56,203	101,165
Fibrocell Science Inc.[a,b]	57,186	142,965
Five Prime Therapeutics Inc.[a,b]	47,865	1,944,755
Flexion Therapeutics Inc.[a,b]	30,452	280,158
Fortress Biotech Inc.[a,b]	76,253	236,384
Galectin Therapeutics Inc.[a,b]	53,615	76,669
Galena Biopharma Inc.[a,b]	441,930	601,025
Genocea Biosciences Inc.[a,b]	47,856	370,405
Geron Corp.[a,b]	333,021	972,421
GlycoMimetics Inc.[a]	22,817	135,989
GTx Inc.[a,b]	147,173	73,587
Heat Biologics Inc.[a]	14,541	10,084
Heron Therapeutics Inc.[a,b]	61,608	1,169,936
Histogenics Corp.[a]	14,318	32,788
Idera Pharmaceuticals Inc.[a,b]	182,106	360,570
Ignyta Inc.[a,b]	46,424	314,290
Immune Design Corp.[a,b]	24,448	317,824
Immune Pharmaceuticals Inc.[a,b]	62,551	26,897
Immunomedics Inc.[a,b]	211,447	528,618
Infinity Pharmaceuticals Inc.[a,b]	104,190	549,081
Inotek Pharmaceuticals Corp.[a]	15,046	111,340
Inovio Pharmaceuticals Inc.[a,b]	150,772	1,313,224
Invitae Corp.[a,b]	15,954	163,209
IsoRay Inc.[a,b]	127,713	114,942
Karyopharm Therapeutics Inc.[a]	48,614	433,637
Kindred Biosciences Inc.[a]	30,091	103,814
La Jolla Pharmaceutical Co.[a]	29,069	607,833
Lion Biotechnologies Inc.[a]	96,174	488,564
Loxo Oncology Inc.[a]	19,347	528,947
MacroGenics Inc.[a]	66,845	1,253,344
Medgenics Inc.[a,b]	49,452	217,589
MediciNova Inc.[a,b]	60,904	447,035
MEI Pharma Inc.[a,b]	67,663	85,255
Minerva Neurosciences Inc.[a]	24,837	152,499

Security	Shares	Value

Mirati Therapeutics Inc.[a,b]	24,213	$518,158
Mirna Therapeutics Inc.[a]	2,511	10,973
NanoViricides Inc.[a,b]	106,920	234,155
Navidea Biopharmaceuticals Inc.[a,b]	342,453	323,447
Neothetics Inc.[a,b]	29,885	18,230
NephroGenex Inc.[a,b]	14,930	7,017
Neuralstem Inc.[a]	156,098	117,074
Nivalis Therapeutics Inc.[a,b]	12,912	53,843
Northwest Biotherapeutics Inc.[a,b]	101,188	147,734
Ohr Pharmaceutical Inc.[a,b]	61,451	197,258
Oncocyte Corp.[a,b]	6,165	28,421
OncoGenex Pharmaceuticals Inc.[a]	66,855	45,695
OncoMed Pharmaceuticals Inc.[a,b]	35,842	362,363
Onconova Therapeutics Inc.[a,b]	30,295	17,571
Oncothyreon Inc.[a,b]	199,622	253,520
Organovo Holdings Inc.[a,b]	191,921	416,469
Osiris Therapeutics Inc.[b]	41,089	234,618
Otonomy Inc.[a,b]	42,104	628,192
OvaScience Inc.[a,b]	49,877	473,333
OXiGENE Inc.[a]	54,569	43,333
Peregrine Pharmaceuticals Inc.[a,b]	505,682	212,639
Pfenex Inc.[a,b]	34,796	342,045
PharmAthene Inc.[a,b]	138,837	262,402
Progenics Pharmaceuticals Inc.[a,b]	148,990	649,596
Proteon Therapeutics Inc.[a,b]	16,027	124,049
Proteostasis Therapeutics Inc.	13,456	129,716
Raptor Pharmaceutical Corp.[a,b]	170,951	786,375
Recro Pharma Inc.[a]	10,342	61,742
REGENXBIO Inc.[a,b]	15,432	166,666
Regulus Therapeutics Inc.[a,b]	59,669	413,506
Rigel Pharmaceuticals Inc.[a]	188,826	392,758
Sorrento Therapeutics Inc.[a,b]	60,384	324,866
Spectrum Pharmaceuticals Inc.[a,b]	143,273	911,216
Stemline Therapeutics Inc.[a,b]	36,351	169,396
Sunesis Pharmaceuticals Inc.[a,b]	133,095	71,871
Synergy Pharmaceuticals Inc.[a,b]	213,537	589,362
Synta Pharmaceuticals Corp.[a,b]	267,712	64,251
Synthetic Biologics Inc.[a,b]	130,199	307,270
T2 Biosystems Inc.[a,b]	23,755	234,224
Tenax Therapeutics Inc.[a,b]	57,238	117,338
TG Therapeutics Inc.[a,b]	83,550	711,846
Threshold Pharmaceuticals Inc.[a,b]	140,903	64,815
Tobira Therapeutics Inc.[a,b]	6,724	55,002
Tokai Pharmaceuticals Inc.[a,b]	21,677	121,608
Tonix Pharmaceuticals Holding Corp.[a,b]	41,571	100,186
Tracon Pharmaceuticals Inc.[a,b]	9,329	65,210
Trevena Inc.[a,b]	68,578	567,140
TrovaGene Inc.[a,b]	67,137	312,187
Vanda Pharmaceuticals Inc.[a]	88,771	742,126
Verastem Inc.[a]	69,807	110,295
Vericel Corp.[a]	51,210	300,091
Versartis Inc.[a,b]	48,010	385,040
Vitae Pharmaceuticals Inc.[a,b]	29,071	192,741
Vital Therapies Inc.[a,b]	44,827	406,581
Voyager Therapeutics Inc.[a]	12,256	106,995
vTv Therapeutics Inc. Class Aa,b	15,402	79,474
XBiotech Inc.[a,b]	8,501	80,334
Xencor Inc.[a,b]	60,493	811,816
XOMA Corp.[a,b]	194,334	150,220
Zafgen Inc.[a,b]	34,986	233,706

		49,842,525

40

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

BUILDING PRODUCTS — 1.26%
Alpha Pro Tech Ltd.[a]	43,187	$78,600
American Woodmark Corp.[a]	28,028	2,090,609
Gibraltar Industries Inc.[a]	65,636	1,877,190
Insteel Industries Inc.	38,372	1,173,032
Patrick Industries Inc.[a]	27,476	1,247,136
PGT Inc.[a]	101,541	999,163
Quanex Building Products Corp.	72,356	1,256,100

		8,721,830
CAPITAL MARKETS — 1.11%
Arlington Asset Investment Corp. Class Ab	47,166	590,990
Cowen Group Inc. Class Aa,b	237,551	905,069
Diamond Hill Investment Group Inc.	6,833	1,211,901
FBR & Co.	16,050	290,345
Fifth Street Asset Management Inc.	28,588	87,479
FXCM Inc.[a,b]	10,542	113,221
Hennessy Advisors Inc.	7,517	200,704
INTL. FCStone Inc.[a,b]	31,706	847,501
Ladenburg Thalmann Financial Services Inc.[a,b]	231,029	577,573
Manning & Napier Inc.	35,444	286,033
Medley Management Inc.[b]	24,140	132,770
Oppenheimer Holdings Inc. Class A	22,529	355,508
Pzena Investment Management Inc. Class A	29,620	223,631
Safeguard Scientifics Inc.[a,b]	46,409	614,919
Silvercrest Asset Management Group Inc.	21,522	274,190
U.S. Global Investors Inc. Class A	3,221	5,572
Westwood Holdings Group Inc.	17,124	1,004,323

		7,721,729
CHEMICALS — 1.13%
American Vanguard Corp.	60,531	955,179
Chase Corp.	14,899	783,538
China Green Agriculture Inc.[a,b]	58,637	79,160
Codexis Inc.[a]	77,487	240,985
Core Molding Technologies Inc.[a]	17,292	215,804
Flotek Industries Inc.[a,b]	111,813	819,589
FutureFuel Corp.	51,812	610,863
Hawkins Inc.	22,542	813,541
KMG Chemicals Inc.	20,980	484,009
Koppers Holdings Inc.[a]	42,709	959,671
Marrone Bio Innovations Inc.[a,b]	43,414	39,073
Northern Technologies International Corp.[a]	9,148	115,539
OMNOVA Solutions Inc.[a]	98,607	548,255
Rentech Inc.[a]	53,703	119,221
Senomyx Inc.[a,b]	95,745	248,937
Solazyme Inc.[a,b]	174,995	355,240
Trecora Resources[a,b]	45,074	433,612

		7,822,216
COMMERCIAL SERVICES & SUPPLIES — 1.44%
AMREP Corp.[a]	3,979	17,508
Aqua Metals Inc.[a]	3,281	21,819
ARC Document Solutions Inc.[a]	88,463	398,083
Casella Waste Systems Inc. Class Aa,b	87,668	587,376
CECO Environmental Corp.	57,758	358,677
Cenveo Inc.[a]	133,684	56,147
Civeo Corp.[a]	221,679	272,665
Ecology and Environment Inc. Class A	8,394	84,276

Security	Shares	Value

Ennis Inc.	53,792	$1,051,634
Fuel Tech Inc.[a]	44,085	77,149
Heritage-Crystal Clean Inc.[a,b]	27,092	269,294
Hudson Technologies Inc.[a]	59,850	196,308
InnerWorkings Inc.[a,b]	81,759	649,984
Intersections Inc.[a]	1,177	2,895
Kimball International Inc. Class B	78,724	893,517
MagneGas Corp.[a,b]	64,973	67,572
Performant Financial Corp.[a]	68,852	117,048
SP Plus Corp.[a]	35,344	850,377
Team Inc.[a,b]	61,301	1,862,324
TRC Companies Inc.[a]	35,013	253,844
Versar Inc.[a]	33,975	82,220
Viad Corp.	42,401	1,236,413
VSE Corp.	8,875	602,524

		10,009,654
COMMUNICATIONS EQUIPMENT — 1.77%
Aerohive Networks Inc.[a,b]	51,285	255,912
Alliance Fiber Optic Products Inc.[a]	30,497	451,051
Applied Optoelectronics Inc.[a,b]	36,007	536,864
Aviat Networks Inc.[a]	144,759	102,779
Bel Fuse Inc. Class B	23,193	338,618
Black Box Corp.	33,377	449,588
CalAmp Corp.[a,b]	76,145	1,365,280
Calix Inc.[a]	94,140	667,453
Clearfield Inc.[a,b]	25,616	411,649
ClearOne Inc.	17,494	202,930
Communications Systems Inc.	21,793	160,179
Comtech Telecommunications Corp.	33,382	780,137
Digi International Inc.[a]	53,549	504,967
EMCORE Corp.[a,b]	41,460	207,300
Extreme Networks Inc.[a,b]	212,874	662,038
Harmonic Inc.[a,b]	185,678	607,167
KVH Industries Inc.[a]	35,330	337,401
MRV Communications Inc.[a]	14,009	126,921
Novatel Wireless Inc.[a,b]	83,393	147,606
Numerex Corp. Class Aa	33,575	204,807
Oclaro Inc.[a,b]	205,643	1,110,472
PC-Tel Inc.	50,521	241,490
RELM Wireless Corp.[a,b]	21,159	95,639
ShoreTel Inc.[a]	137,824	1,025,411
Sonus Networks Inc.[a]	105,285	792,796
TESSCO Technologies Inc.	13,087	217,899
Westell Technologies Inc. Class Aa	117,524	137,503
Xtera Communications Inc.[a,b]	15,677	44,523
Zhone Technologies Inc.[a]	63,278	101,245

		12,287,625
CONSTRUCTION & ENGINEERING — 1.08%
Ameresco Inc. Class Aa	45,213	215,666
Argan Inc.	27,203	956,458
Comfort Systems USA Inc.	78,846	2,504,937
Goldfield Corp. (The)[a]	78,041	132,670
Great Lakes Dredge & Dock Corp.[a]	127,466	568,498
HC2 Holdings Inc.[a,b]	58,036	221,698
Integrated Electrical Services Inc.[a]	18,418	270,192
Layne Christensen Co.[a,b]	50,755	364,928
MYR Group Inc.[a]	41,888	1,051,808
Northwest Pipe Co.[a,b]	24,139	222,562
NV5 Global Inc.[a,b]	15,194	407,655

41

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

Orion Marine Group Inc.[a]	64,572	$334,483
Sterling Construction Co. Inc.[a]	46,042	237,116

		7,488,671
CONSTRUCTION MATERIALS — 0.31%
U.S. Concrete Inc.[a,b]	31,243	1,861,458
U.S. Lime & Minerals Inc.	4,445	266,744

		2,128,202
CONSUMER FINANCE — 0.26%
Asta Funding Inc.[a]	34,297	305,586
Consumer Portfolio Services Inc.[a]	53,099	224,609
Emergent Capital Inc.[a,b]	49,708	199,826
Ezcorp Inc. Class Aa,b	108,138	321,170
First Marblehead Corp. (The)[a]	21,317	81,005
JG Wentworth Co. (The) Class Aa,b	31,999	39,039
Nicholas Financial Inc.[a]	22,141	238,901
Regional Management Corp.[a,b]	24,458	418,476

		1,828,612
CONTAINERS & PACKAGING — 0.22%
AEP Industries Inc.	8,556	564,696
Myers Industries Inc.	50,567	650,292
UFP Technologies Inc.[a]	15,494	345,051

		1,560,039
DISTRIBUTORS — 0.11%
Fenix Parts Inc.[a,b]	34,001	156,405
VOXX International Corp.[a]	46,920	209,732
Weyco Group Inc.	14,278	380,080

		746,217
DIVERSIFIED CONSUMER SERVICES — 1.07%
American Public Education Inc.[a]	34,987	721,782
Ascent Capital Group Inc. Class Aa	28,459	421,478
Bridgepoint Education Inc.[a]	33,763	340,331
Cambium Learning Group Inc.[a]	31,718	135,436
Career Education Corp.[a]	144,127	654,337
Carriage Services Inc.[b]	32,806	708,938
Chegg Inc.[a,b]	160,015	713,667
Collectors Universe Inc.	17,059	283,179
ITT Educational Services Inc.[a,b]	48,815	150,838
K12 Inc.[a]	69,860	690,915
Liberty Tax Inc.	13,583	266,091
Lincoln Educational Services Corp.[a]	50,307	124,761
National American University Holdings Inc.[b]	36,619	51,999
Strayer Education Inc.[a,b]	23,250	1,133,438
Universal Technical Institute Inc.	45,101	194,385
Weight Watchers International Inc.[a,b]	57,395	833,949

		7,425,524
DIVERSIFIED FINANCIAL SERVICES — 0.39%
A-Mark Precious Metals Inc.	10,731	213,547
BBX Capital Corp.[a]	8,735	139,411
GAIN Capital Holdings Inc.	65,790	431,582
Marlin Business Services Corp.	18,398	263,275
NewStar Financial Inc.[a]	51,303	448,901

Security	Shares	Value

PICO Holdings Inc.[a,b]	49,639	$507,807
Resource America Inc. Class A	33,005	190,439
TheStreet Inc.	99,502	123,383
Tiptree Financial Inc.[b]	63,447	361,648

		2,679,993
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.49%
8x8 Inc.[a,b]	197,774	1,989,606
Alaska Communications Systems Group Inc.[a]	117,983	210,010
Fairpoint Communications Inc.[a]	43,302	644,334
General Communication Inc. Class Aa	73,036	1,338,020
Hawaiian Telcom Holdco Inc.[a]	25,890	609,710
IDT Corp. Class B	34,207	533,287
Inteliquent Inc.	70,483	1,131,252
Lumos Networks Corp.[a]	50,723	651,283
magicJack VocalTec Ltd.[a,b]	34,475	226,156
Ooma Inc.[a]	14,669	86,547
ORBCOMM Inc.[a,b]	126,953	1,286,034
pdvWireless Inc.[a,b]	28,865	991,224
Straight Path Communications Inc. Class Ba,b	20,448	634,501
Towerstream Corp.[a]	139,275	16,727

		10,348,691
ELECTRIC UTILITIES — 0.05%
Genie Energy Ltd. Class B	27,702	210,812
Spark Energy Inc. Class A	6,490	116,820

		327,632
ELECTRICAL EQUIPMENT — 0.82%
Active Power Inc.[a]	67,034	65,023
Allied Motion Technologies Inc.	14,030	252,540
American Electric Technologies Inc.[a]	21,655	39,196
American Superconductor Corp.[a,b]	28,115	213,674
Broadwind Energy Inc.[a]	39,084	117,643
Energous Corp.[a,b]	31,095	314,059
Energy Focus Inc.[a,b]	15,603	115,930
Enphase Energy Inc.[a,b]	57,900	134,907
FuelCell Energy Inc.[a,b]	67,848	459,331
LSI Industries Inc.	46,471	546,034
Orion Energy Systems Inc.[a]	67,218	93,433
Plug Power Inc.[a,b]	362,920	743,986
Powell Industries Inc.	19,617	584,783
Power Solutions International Inc.[a,b]	9,752	134,578
PowerSecure International Inc.[a]	47,117	880,617
Preformed Line Products Co.	5,656	206,557
Revolution Lighting Technologies Inc.[b]	8,381	44,084
SL Industries Inc.[a]	6,905	234,770
TCP International Holdings Ltd.[a,b]	17,237	21,029
Ultralife Corp.[a]	30,294	155,105
Vicor Corp.[a]	34,565	362,241

		5,719,520
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.36%
Agilysys Inc.[a,b]	34,537	352,623
Applied DNA Sciences Inc.[a,b]	44,583	153,366
Checkpoint Systems Inc.[a]	87,828	888,819
ClearSign Combustion Corp.[a,b]	26,343	105,109
Control4 Corp.[a,b]	46,206	367,800
CTS Corp.	69,025	1,086,453

42

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

CUI Global Inc.[a,b]	47,950	$387,436
Daktronics Inc.	79,646	629,203
Digital Ally Inc.[a]	8,059	39,892
DTS Inc./CAa,b	37,150	809,127
Electro Rent Corp.	34,637	320,739
Electro Scientific Industries Inc.[a]	58,243	416,437
eMagin Corp.[a,b]	41,469	74,230
ePlus Inc.[a]	11,953	962,336
Frequency Electronics Inc.[a]	19,148	191,097
GSI Group Inc.[a,b]	72,601	1,028,030
ID Systems Inc.[a]	30,905	134,128
Identiv Inc.[a,b]	22,603	48,822
IEC Electronics Corp.[a]	30,656	137,952
Iteris Inc.[a]	85,303	208,139
Kemet Corp.[a]	100,488	193,942
KEY Tronic Corp.[a]	25,193	180,130
Kimball Electronics Inc.[a]	62,141	694,115
LRAD Corp.	52,261	86,753
Maxwell Technologies Inc.[a]	65,957	391,785
Mercury Systems Inc.[a]	73,783	1,497,795
Mesa Laboratories Inc.	6,533	629,455
Microvision Inc.[a,b]	104,232	194,914
MOCON Inc.	13,668	189,302
Multi-Fineline Electronix Inc.[a]	19,090	443,079
NAPCO Security Technologies Inc.[a]	30,814	192,588
Neonode Inc.[a,b]	84,376	172,127
PAR Technology Corp.[a]	26,080	172,910
Park Electrochemical Corp.	44,203	707,690
PC Connection Inc.	21,962	566,839
PCM Inc.[a]	24,510	196,570
Perceptron Inc.[a,b]	23,155	112,302
RadiSys Corp.[a]	80,592	318,338
Research Frontiers Inc.[a,b]	54,572	248,848
RF Industries Ltd.	16,000	43,200
Richardson Electronics Ltd./U.S.	31,613	163,123
Systemax Inc.[a]	24,274	212,883
Uni-Pixel Inc.[a,b]	29,107	26,778
Vishay Precision Group Inc.[a]	28,427	398,262

		16,375,466
ENERGY EQUIPMENT & SERVICES — 1.19%
Aspen Aerogels Inc.[a]	40,870	183,915
Basic Energy Services Inc.[a,b]	89,198	246,186
Dawson Geophysical Co.[a]	49,040	224,113
Enservco Corp.[a,b]	53,551	31,060
Era Group Inc.[a]	41,664	390,808
Forbes Energy Services Ltd.[a]	46,059	20,727
Geospace Technologies Corp.[a,b]	27,519	339,584
Gulf Island Fabrication Inc.	31,208	244,983
Gulfmark Offshore Inc. Class Aa	51,627	318,539
Independence Contract Drilling Inc.[a,b]	37,169	177,296
ION Geophysical Corp.[a,b]	19,794	159,936
Key Energy Services Inc.[a,b]	274,648	101,455
Matrix Service Co.[a,b]	55,730	986,421
Mitcham Industries Inc.[a]	33,967	103,939
Natural Gas Services Group Inc.[a,b]	28,348	613,167
Nordic American Offshore Ltd.[a,b]	44,234	198,168
North Atlantic Drilling Ltd.[a,b]	14,264	39,083
Parker Drilling Co.[a,b]	254,082	538,654
PHI Inc. NVS[a]	27,073	511,409
Pioneer Energy Services Corp.[a,b]	133,961	294,714
RigNet Inc.[a,b]	25,857	353,724

Security	Shares	Value

Seventy Seven Energy Inc.[a,b]	118,909	$68,979
Synthesis Energy Systems Inc.[a,b]	163,156	182,735
Tesco Corp.	79,540	684,839
TETRA Technologies Inc.[a,b]	167,293	1,062,311
Willbros Group Inc.[a]	83,703	178,287

		8,255,032
FOOD & STAPLES RETAILING — 0.23%
Chefs’ Warehouse Inc. (The)[a,b]	40,512	821,988
Fairway Group Holdings Corp.[a,b]	45,484	15,924
Natural Grocers by Vitamin Cottage Inc.[a,b]	19,318	410,894
Village Super Market Inc. Class A	15,199	367,208

		1,616,014
FOOD PRODUCTS — 1.06%
Alico Inc.	10,124	279,524
Arcadia Biosciences Inc.[a,b]	19,835	55,141
Calavo Growers Inc.	31,595	1,802,811
Coffee Holding Co. Inc.[a]	20,078	78,304
Farmer Bros. Co.[a]	17,323	482,792
Freshpet Inc.[a,b]	44,345	325,049
Inventure Foods Inc.[a,b]	44,263	250,086
John B Sanfilippo & Son Inc.	17,714	1,223,860
Landec Corp.[a,b]	57,832	607,236
Lifeway Foods Inc.[a]	11,602	125,650
Limoneira Co.	25,293	384,454
Omega Protein Corp.[a,b]	45,761	775,191
Rocky Mountain Chocolate Factory Inc.	18,050	183,568
S&W Seed Co.[a,b]	34,783	145,393
Seneca Foods Corp. Class Aa	18,290	635,395

		7,354,454
GAS UTILITIES — 0.39%
Chesapeake Utilities Corp.	32,020	2,016,299
Delta Natural Gas Co. Inc.	19,257	445,800
Gas Natural Inc.	34,606	270,273

		2,732,372
HEALTH CARE EQUIPMENT & SUPPLIES — 4.07%
Accuray Inc.[a,b]	166,321	961,335
Alliqua BioMedical Inc.[a,b]	41,776	34,256
Alphatec Holdings Inc.[a]	158,095	37,943
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	52,268	642,374
Anika Therapeutics Inc.[a,b]	31,252	1,397,589
Antares Pharma Inc.[a,b]	337,752	293,878
Atossa Genetics Inc.[a]	54,515	18,753
AtriCure Inc.[a,b]	60,798	1,023,230
Atrion Corp.	2,956	1,168,684
Avinger Inc.[a,b]	14,637	140,222
AxoGen Inc.[a]	51,132	274,068
Bellerophon Therapeutics Inc.[a,b]	9,206	22,647
Biolase Inc.[a]	94,066	123,226
Bovie Medical Corp.[a]	52,185	87,149
Cardiovascular Systems Inc.[a,b]	67,689	701,935
Cerus Corp.[a,b]	203,053	1,204,104
Chembio Diagnostics Inc.[a]	4,181	25,044
Cogentix Medical Inc.[a]	69,509	76,460
ConforMIS Inc.[a,b]	21,838	234,759

43

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

Corindus Vascular Robotics Inc.[a,b]	54,890	$54,369
CryoLife Inc.	54,773	588,810
Cutera Inc.[a]	29,318	329,828
Cynosure Inc. Class Aa	46,962	2,071,963
CytoSorbents Corp.[a,b]	35,770	140,218
Derma Sciences Inc.[a]	50,676	157,096
EndoChoice Holdings Inc.[a]	13,854	72,179
Entellus Medical Inc.[a,b]	12,752	231,959
EnteroMedics Inc.[a]	9,991	9,661
Exactech Inc.[a]	22,962	465,210
Fonar Corp.[a]	16,220	249,464
GenMark Diagnostics Inc.[a,b]	91,568	482,563
Inogen Inc.[a]	33,507	1,507,145
Invacare Corp.	68,792	905,991
InVivo Therapeutics Holdings Corp.[a,b]	71,614	499,866
Invuity Inc.[a,b]	11,706	84,517
iRadimed Corp.[a,b]	7,248	138,872
Iridex Corp.[a]	19,825	202,612
Lantheus Holdings Inc.[a]	28,114	53,135
LeMaitre Vascular Inc.	26,898	417,457
Lombard Medical Inc.[a,b]	29,805	31,295
Merit Medical Systems Inc.[a]	102,726	1,899,404
Misonix Inc.[a,b]	8,122	49,382
Oncosec Medical Inc.[a,b]	34,782	88,694
OraSure Technologies Inc.[a]	118,889	859,567
Orthofix International NVa	39,769	1,651,209
Oxford Immunotec Global PLC[a,b]	45,110	447,040
PhotoMedex Inc.[a,b]	37,597	20,302
Retractable Technologies Inc.[a]	17,633	37,911
Rockwell Medical Inc.[a,b]	107,109	804,389
RTI Surgical Inc.[a]	123,303	493,212
Second Sight Medical Products Inc.[a,b]	25,397	122,668
Sientra Inc.[a,b]	20,021	136,944
STAAR Surgical Co.[a,b]	87,194	644,364
Sunshine Heart Inc.[a,b]	52,365	43,987
SurModics Inc.[a,b]	27,832	512,387
Symmetry Surgical Inc.[a]	26,400	260,304
Tandem Diabetes Care Inc.[a,b]	38,412	334,569
TearLab Corp.[a,b]	72,154	45,457
TransEnterix Inc.[a,b]	94,870	403,197
Unilife Corp.[a,b]	328,597	223,446
Utah Medical Products Inc.	9,252	578,620
Vascular Solutions Inc.[a]	37,006	1,203,805
Veracyte Inc.[a]	28,841	155,741
Vermillion Inc.[a,b]	56,601	83,203

		28,261,668
HEALTH CARE PROVIDERS & SERVICES — 2.23%
AAC Holdings Inc.[a,b]	16,700	330,493
Aceto Corp.	60,571	1,427,053
Adcare Health Systems Inc.[b]	45,472	105,495
Addus HomeCare Corp.[a,b]	14,097	242,327
Alliance HealthCare Services Inc.[a]	11,527	82,879
Almost Family Inc.[a]	15,184	565,452
BioScrip Inc.[a,b]	144,849	309,977
BioTelemetry Inc.[a]	58,658	685,126
Civitas Solutions Inc.[a,b]	25,882	451,123
Cross Country Healthcare Inc.[a]	67,850	789,096
Digirad Corp.	48,917	242,628
Five Star Quality Care Inc.[a]	93,526	214,175
Genesis Healthcare Inc.[a]	77,628	180,097
Healthways Inc.[a,b]	65,360	659,482

Security	Shares	Value

InfuSystems Holdings Inc.[a]	56,661	$199,447
Landauer Inc.[b]	20,501	677,968
LHC Group Inc.[a]	28,620	1,017,727
National Research Corp. Class A	22,948	356,841
Nobilis Health Corp.[a,b]	67,840	211,661
PharMerica Corp.[a]	64,142	1,418,180
Providence Service Corp. (The)[a]	29,937	1,528,883
Psychemedics Corp.	18,780	258,225
RadNet Inc.[a]	72,957	352,382
Sharps Compliance Corp.[a]	31,434	172,887
Triple-S Management Corp. Class Ba	51,294	1,275,169
Trupanion Inc.[a,b]	39,007	384,219
U.S. Physical Therapy Inc.	27,399	1,362,552

		15,501,544
HEALTH CARE TECHNOLOGY — 0.57%
Computer Programs & Systems Inc.	23,867	1,243,948
Connecture Inc.[a]	16,068	41,134
HealthStream Inc.[a,b]	52,836	1,167,147
HTG Molecular Diagnostics Inc.[a,b]	9,645	27,681
Icad Inc.[a]	33,557	171,141
Imprivata Inc.[a,b]	20,970	264,851
Simulations Plus Inc.	28,867	254,896
Streamline Health Solutions Inc.[a]	43,673	61,579
Vocera Communications Inc.[a]	56,419	719,342

		3,951,719
HOTELS, RESTAURANTS & LEISURE — 2.56%
Ark Restaurants Corp.	7,485	154,191
Biglari Holdings Inc.[a,b]	2,972	1,104,722
Bravo Brio Restaurant Group Inc.[a]	34,375	266,406
Carrols Restaurant Group Inc.[a]	75,995	1,097,368
Century Casinos Inc.[a]	48,278	297,393
Chuy’s Holdings Inc.[a,b]	36,146	1,123,056
Cosi Inc.[a,b]	101,065	85,905
Del Frisco’s Restaurant Group Inc.[a]	51,151	848,084
Denny’s Corp.[a,b]	178,066	1,844,764
Diversified Restaurant Holdings Inc.[a]	34,958	67,119
Dover Motorsports Inc.	81,313	184,581
Eldorado Resorts Inc.[a,b]	60,928	697,016
Empire Resorts Inc.[a,b]	7,257	99,058
Famous Dave’s of America Inc.[a]	12,592	76,685
Fogo De Chao Inc.[a,b]	10,648	166,215
Golden Entertainment Inc.[a]	29,481	319,574
Good Times Restaurants Inc.[a,b]	31,833	126,695
Ignite Restaurant Group Inc.[a,b]	18,662	60,465
Intrawest Resorts Holdings Inc.[a]	38,046	325,293
Isle of Capri Casinos Inc.[a,b]	45,404	635,656
Jamba Inc.[a,b]	30,038	371,270
Kona Grill Inc.[a,b]	19,895	257,640
Luby’s Inc.[a]	47,526	230,501
Marcus Corp. (The)	40,379	765,182
Monarch Casino & Resort Inc.[a]	22,062	429,327
Morgans Hotel Group Co.[a,b]	62,208	85,847
Nathan’s Famous Inc.[a]	7,293	317,975
Noodles & Co.[a,b]	25,322	300,319
Papa Murphy’s Holdings Inc.[a,b]	20,301	242,597
Peak Resorts Inc.[b]	36,489	124,063
Potbelly Corp.[a,b]	48,052	653,988
Rave Restaurant Group Inc.[a,b]	17,615	93,712
RCI Hospitality Holdings Inc.	28,082	248,807

44

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

Red Lion Hotels Corp.[a]	35,454	$298,877
Ruby Tuesday Inc.[a]	128,422	690,910
Ruth’s Hospitality Group Inc.	72,591	1,336,400
Town Sports International Holdings Inc.[a]	50,020	143,557
Zoe’s Kitchen Inc.[a,b]	40,425	1,576,171

		17,747,389
HOUSEHOLD DURABLES — 2.19%
Bassett Furniture Industries Inc.	23,765	757,153
Beazer Homes USA Inc.[a]	68,617	598,340
Cavco Industries Inc.[a]	18,648	1,742,842
Century Communities Inc.[a]	33,423	570,531
CSS Industries Inc.	20,749	579,520
Dixie Group Inc. (The)[a,b]	38,247	161,020
Flexsteel Industries Inc.	13,159	574,785
Green Brick Partners Inc.[a,b]	44,359	336,685
Hooker Furniture Corp.	24,150	793,327
Hovnanian Enterprises Inc. Class Aa,b	251,047	391,633
Installed Building Products Inc.[a,b]	42,922	1,142,154
LGI Homes Inc.[a,b]	29,511	714,461
Libbey Inc.	45,178	840,311
Lifetime Brands Inc.	26,069	392,860
Live Ventures Inc.[a,b]	27,443	38,146
M/I Homes Inc.[a]	51,863	967,245
NACCO Industries Inc. Class A	8,872	509,341
New Home Co. Inc. (The)[a,b]	25,405	311,465
Skullcandy Inc.[a,b]	47,587	169,410
Stanley Furniture Co. Inc.[a]	51,048	135,277
Turtle Beach Corp.[a]	23,456	26,740
UCP Inc. Class Aa,b	24,777	199,207
Universal Electronics Inc.[a]	30,824	1,910,780
Vuzix Corp.[a,b]	29,584	157,683
WCI Communities Inc.[a,b]	33,229	617,395
ZAGG Inc.[a,b]	58,858	530,311

		15,168,622
HOUSEHOLD PRODUCTS — 0.36%
Central Garden & Pet Co. Class Aa	96,013	1,564,051
Oil-Dri Corp. of America	11,119	375,600
Orchids Paper Products Co.	20,129	553,749

		2,493,400
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
Atlantic Power Corp.	256,493	630,973

		630,973
INSURANCE — 2.25%
1347 Property Insurance Holdings Inc.[a]	676	4,015
American Independence Corp.[a]	713	14,189
AMERISAFE Inc.	40,383	2,121,723
Atlas Financial Holdings Inc.[a]	24,135	437,809
Baldwin & Lyons Inc. Class B	21,496	529,016
Blue Capital Reinsurance Holdings Ltd.	18,472	331,018
Citizens Inc./TXa,b	104,846	759,085
Conifer Holdings Inc.[a,b]	12,676	82,774
Crawford & Co. Class B	62,323	403,853
Donegal Group Inc. Class A	20,006	287,686
eHealth Inc.[a]	37,852	355,430
EMC Insurance Group Inc.	16,627	426,482

Security	Shares	Value

Federated National Holding Co.	30,741	$604,368
First Acceptance Corp.[a]	49,157	88,483
Hallmark Financial Services Inc.[a]	33,606	386,469
HCI Group Inc.	18,133	603,829
Health Insurance Innovations Inc.[a,b]	18,170	111,019
Heritage Insurance Holdings Inc.	53,143	848,694
Independence Holding Co.	16,667	265,339
Investors Title Co.	4,039	367,832
James River Group Holdings Ltd.	24,393	786,918
Kingstone Companies Inc.	16,149	133,391
National Interstate Corp.	14,229	425,732
Patriot National Inc.[a,b]	18,582	143,081
Phoenix Companies Inc. (The)[a]	12,346	454,827
State National Companies Inc.	65,353	823,448
Stewart Information Services Corp.	52,886	1,918,704
United Insurance Holdings Corp.	36,829	707,485
Universal Insurance Holdings Inc.[b]	66,401	1,181,938

		15,604,637
INTERNET & CATALOG RETAIL — 0.79%
1-800-Flowers.com Inc. Class Aa,b	51,769	407,940
Blue Nile Inc.[b]	24,951	641,490
CafePress Inc.[a]	21,679	79,996
Duluth Holdings Inc.[a,b]	16,342	318,506
EVINE Live Inc.[a]	113,724	133,057
FTD Companies Inc.[a,b]	39,396	1,034,145
Gaiam Inc. Class Aa	33,436	213,990
JRjr33 Inc.[b]	23,792	23,792
NutriSystem Inc.	67,225	1,402,986
Overstock.com Inc.[a,b]	24,940	358,637
PetMed Express Inc.	42,577	762,554
U.S. Auto Parts Network Inc.[a]	37,715	96,550

		5,473,643
INTERNET SOFTWARE & SERVICES — 2.95%
Actua Corp.[a,b]	85,029	769,512
Amber Road Inc.[a,b]	39,086	211,455
Angie’s List Inc.[a,b]	93,029	750,744
Apigee Corp.[a,b]	12,476	103,676
Appfolio Inc.[a,b]	13,401	164,028
ARI Network Services Inc.[a]	5,073	22,270
Autobytel Inc.[a]	19,060	330,882
Bazaarvoice Inc.[a,b]	129,215	407,027
Blucora Inc.[a]	85,351	440,411
Brightcove Inc.[a,b]	69,665	434,710
Carbonite Inc.[a]	41,217	328,499
Care.com Inc.[a]	43,360	266,664
ChannelAdvisor Corp.[a,b]	45,749	514,676
Demand Media Inc.[a]	27,439	137,195
DHI Group Inc.[a,b]	91,139	735,492
EarthLink Holdings Corp.	219,885	1,246,748
eGain Corp.[a]	40,174	142,618
Everyday Health Inc.[a]	46,131	258,334
Five9 Inc.[a,b]	51,714	459,737
Global Sources Ltd.[a,b]	27,031	218,951
GTT Communications Inc.[a,b]	51,907	858,542
inContact Inc.[a,b]	130,457	1,159,763
Instructure Inc.[a,b]	10,779	193,375
Internap Corp.[a,b]	117,924	321,933
IntraLinks Holdings Inc.[a]	83,490	657,901
Inuvo Inc.[a]	49,127	86,955

45

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

iPass Inc.[a]	146,400	$161,040
Limelight Networks Inc.[a,b]	126,581	229,112
Liquidity Services Inc.[a]	52,916	274,105
LivePerson Inc.[a,b]	119,290	697,846
Marchex Inc. Class B	71,493	318,144
Marin Software Inc.[a]	69,005	208,395
MaxPoint Interactive Inc.[a,b]	16,703	29,564
MeetMe Inc.[a]	85,986	244,200
Monster Worldwide Inc.[a,b]	189,188	616,753
OPOWER Inc.[a,b]	54,648	372,153
Q2 Holdings Inc.[a,b]	45,536	1,094,685
QuinStreet Inc.[a]	76,806	262,677
Qumu Corp.[a]	22,219	102,430
RealNetworks Inc.[a]	52,719	214,039
Reis Inc.	20,035	471,824
Rightside Group Ltd.[a]	34,197	275,286
Rocket Fuel Inc.[a,b]	90,359	284,631
SciQuest Inc.[a]	59,057	819,711
Spark Networks Inc.[a]	45,873	101,838
Support.com Inc.[a]	129,295	111,194
Synacor Inc.[a]	70,519	98,727
TechTarget Inc.[a]	43,833	325,241
Travelzoo Inc.[a]	14,382	116,782
Tremor Video Inc.[a]	87,170	153,419
United Online Inc.[a]	33,137	382,401
Xactly Corp.[a]	19,811	135,705
XO Group Inc.[a]	56,834	912,186
YuMe Inc.[a]	55,834	208,819

		20,445,005
IT SERVICES — 1.45%
6D Global Technologies Inc.[a,b]	24,224	7,267
Cass Information Systems Inc.	25,195	1,318,958
CIBER Inc.[a]	168,855	356,284
Computer Task Group Inc.	35,408	180,935
Datalink Corp.[a]	44,612	407,754
Edgewater Technology Inc.[a]	25,426	198,069
Everi Holdings Inc.[a,b]	138,100	316,249
Forrester Research Inc.	21,722	730,076
Hackett Group Inc. (The)	50,651	765,843
Higher One Holdings Inc.[a]	95,246	372,412
Information Services Group Inc.[a]	76,103	299,085
Innodata Inc.[a]	65,277	147,526
InterCloud Systems Inc.[a]	39,650	37,668
Lionbridge Technologies Inc.[a,b]	136,572	691,054
Mattersight Corp.[a]	36,619	146,842
ModusLink Global Solutions Inc.[a,b]	89,862	132,097
MoneyGram International Inc.[a]	59,263	362,690
NCI Inc. Class A	12,225	171,272
Perficient Inc.[a]	76,511	1,661,819
PFSweb Inc.[a]	28,268	370,876
Planet Payment Inc.[a]	102,333	361,235
PRGX Global Inc.[a]	53,710	253,511
ServiceSource International Inc.[a,b]	124,677	531,124
StarTek Inc.[a]	36,703	154,153
WidePoint Corp.[a,b]	180,481	108,289

		10,083,088
LEISURE PRODUCTS — 1.04%
Arctic Cat Inc.	26,968	453,063
Black Diamond Inc.[a,b]	48,042	217,150

Security	Shares	Value

Escalade Inc.	23,505	$276,654
JAKKS Pacific Inc.[a,b]	43,836	326,140
Johnson Outdoors Inc. Class A	11,315	251,419
LeapFrog Enterprises Inc.[a]	137,790	137,101
Malibu Boats Inc. Class Aa	39,555	648,702
Marine Products Corp.	21,392	162,365
MCBC Holdings Inc.[a]	17,417	245,231
Nautilus Inc.[a,b]	70,436	1,360,824
Smith & Wesson Holding Corp.[a,b]	115,565	3,076,340
Summer Infant Inc.[a]	39,523	69,165

		7,224,154
LIFE SCIENCES TOOLS & SERVICES — 1.04%
Affymetrix Inc.[a]	164,874	2,309,885
Albany Molecular Research Inc.[a,b]	52,808	807,434
Enzo Biochem Inc.[a]	81,274	369,797
Fluidigm Corp.[a,b]	60,712	489,946
Harvard Bioscience Inc.[a]	76,199	230,121
NanoString Technologies Inc.[a,b]	28,368	431,761
NeoGenomics Inc.[a,b]	116,381	784,408
Pacific Biosciences of California Inc.[a]	146,436	1,244,706
pSivida Corp.[a,b]	69,233	185,544
Sequenom Inc.[a,b]	252,919	356,616

		7,210,218
MACHINERY — 2.37%
Accuride Corp.[a]	85,061	131,845
Alamo Group Inc.	20,215	1,126,178
ARC Group Worldwide Inc.[a,b]	15,890	39,725
Blount International Inc.[a]	99,696	994,966
Blue Bird Corp.[a,b]	12,399	134,529
Columbus McKinnon Corp./NY	41,513	654,245
Commercial Vehicle Group Inc.[a]	65,994	174,884
Douglas Dynamics Inc.	47,438	1,086,805
Dynamic Materials Corp.	34,214	221,707
Eastern Co. (The)	16,274	267,219
Energy Recovery Inc.[a]	75,622	781,931
ExOne Co. (The)[a,b]	22,300	293,022
Federal Signal Corp.	131,629	1,745,401
FreightCar America Inc.	25,919	403,818
Gencor Industries Inc.[a]	15,449	225,864
Global Brass & Copper Holdings Inc.	46,921	1,170,679
Graham Corp.	21,302	424,123
Hardinge Inc.	32,050	399,664
Hurco Companies Inc.	14,391	474,759
Jason Industries Inc.[a]	43,242	151,347
Kadant Inc.	23,359	1,054,892
Key Technology Inc.[a]	17,042	116,226
LB Foster Co. Class A	22,996	417,607
LS Starrett Co. (The) Class A	16,626	172,079
Lydall Inc.[a]	35,859	1,166,135
Manitex International Inc.[a,b]	31,856	166,607
MFRI Inc.[a]	16,107	112,749
Miller Industries Inc./TN	24,175	490,269
NN Inc.	56,183	768,583
Supreme Industries Inc. Class A	31,267	276,400
Titan International Inc.	88,160	474,301
Twin Disc Inc.	19,875	201,334
Xerium Technologies Inc.[a]	24,670	128,777

		16,448,670

46

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

MARINE — 0.11%
Eagle Bulk Shipping Inc.[a]	47,530	$17,111
Golden Ocean Group Ltd.[a,b]	137,268	95,401
Navios Maritime Holdings Inc.[b]	167,993	189,832
Rand Logistics Inc.[a,b]	60,973	57,925
Safe Bulkers Inc.[b]	77,734	62,459
Scorpio Bulkers Inc.[a,b]	96,200	315,536

		738,264
MEDIA — 1.39%
A H Belo Corp. Class A	46,569	223,997
Ballantyne Strong Inc.[a]	37,420	171,758
Beasley Broadcast Group Inc. Class A	20,217	70,962
Carmike Cinemas Inc.[a]	51,631	1,550,995
Central European Media Enterprises Ltd. Class Aa,b	156,366	398,733
Cumulus Media Inc. Class Aa,b	297,558	138,156
Daily Journal Corp.[a,b]	1,202	235,219
Emmis Communications Corp.[a]	102,798	59,777
Entercom Communications Corp. Class Aa	52,522	555,683
Entravision Communications Corp. Class A	133,026	989,713
Harte-Hanks Inc.	97,808	247,454
Hemisphere Media Group Inc.[a,b]	24,035	315,580
Journal Media Group Inc.	52,779	631,237
Lee Enterprises Inc./IAa,b	125,656	226,181
McClatchy Co. (The) Class Aa,b	145,277	152,541
New Media Investment Group Inc.	103,560	1,723,238
Radio One Inc. Class Da	62,678	89,630
ReachLocal Inc.[a,b]	28,509	51,031
Reading International Inc. Class Aa	36,904	442,110
Saga Communications Inc. Class A	8,284	331,857
Salem Media Group Inc. Class A	28,023	161,413
Sizmek Inc.[a,b]	47,333	137,266
Townsquare Media Inc. Class Aa,b	17,881	200,446
Tribune Publishing Co.	56,374	435,207
You On Demand Holdings Inc.[a,b]	36,504	66,072

		9,606,256
METALS & MINING — 0.62%
A. M. Castle & Co.[a,b]	30,137	81,370
Ampco-Pittsburgh Corp.	19,755	274,792
Friedman Industries Inc.	29,637	160,633
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	125,980	293,533
Handy & Harman Ltd.[a]	5,518	150,917
Haynes International Inc.	27,295	996,267
Olympic Steel Inc.	19,948	345,300
Real Industry Inc.[a]	52,600	457,620
Ryerson Holding Corp.[a,b]	23,675	131,633
Schnitzer Steel Industries Inc. Class A	55,565	1,024,619
Synalloy Corp.	23,008	182,223
U.S. Antimony Corp.[a,b]	173,846	39,133
Universal Stainless & Alloy Products Inc.[a]	16,163	164,701

		4,303,185
MULTI-UTILITIES — 0.19%
Unitil Corp.	30,224	1,284,218

		1,284,218

Security	Shares	Value

MULTILINE RETAIL — 0.29%
Bon-Ton Stores Inc. (The)[b]	31,700	$71,959
Fred’s Inc. Class A	77,075	1,149,188
Gordmans Stores Inc.[a,b]	19,754	44,644
Tuesday Morning Corp.[a,b]	92,670	758,041

		2,023,832
OIL, GAS & CONSUMABLE FUELS — 2.09%
Abraxas Petroleum Corp.[a,b]	197,694	199,671
Adams Resources & Energy Inc.	5,299	211,854
Aemetis Inc.[a,b]	25,761	52,552
Amyris Inc.[a,b]	44,350	49,229
Approach Resources Inc.[a,b]	75,989	88,147
Ardmore Shipping Corp.	42,258	357,080
Bill Barrett Corp.[a]	104,715	651,327
Callon Petroleum Co.[a]	206,944	1,831,454
Centrus Energy Corp.[a]	13,286	59,920
Cloud Peak Energy Inc.[a,b]	124,615	242,999
Comstock Resources Inc.[a,b]	100,682	77,072
Contango Oil & Gas Co.[a]	36,671	432,351
Dakota Plains Holdings Inc.[a]	133,926	12,187
DHT Holdings Inc.	195,299	1,124,922
Energy Fuels Inc./Canada[a]	99,712	220,364
Energy XXI Ltd.[b]	203,834	126,968
Evolution Petroleum Corp.	59,003	286,755
EXCO Resources Inc.[a,b]	328,687	325,104
Frontline Ltd.[b]	103,146	863,332
Gastar Exploration Inc.[a,b]	183,514	201,865
Gevo Inc.[a,b]	38,010	10,263
Halcon Resourses Corp.[a,b]	154,733	148,714
Hallador Energy Co.	24,141	110,324
Harvest Natural Resources Inc.[a,b]	94,869	57,206
Isramco Inc.[a,b]	2,401	196,162
Jones Energy Inc. Class Aa	61,951	206,297
Navios Maritime Acquisition Corp.	175,133	278,462
Northern Oil and Gas Inc.[a,b]	128,931	514,435
Pacific Ethanol Inc.[a,b]	65,381	305,983
Panhandle Oil and Gas Inc. Class A	36,045	623,939
PetroQuest Energy Inc.[a]	132,884	80,514
Renewable Energy Group Inc.[a,b]	95,499	901,511
Resolute Energy Corp.[a,b]	164,645	83,969
REX American Resources Corp.[a,b]	12,251	679,563
Rex Energy Corp.[a,b]	103,500	79,519
Ring Energy Inc.[a]	57,309	289,411
Sanchez Energy Corp.[a,b]	123,898	680,200
Teekay Tankers Ltd. Class A	200,646	736,371
TransAtlantic Petroleum Ltd.[a]	74,546	55,910
Triangle Petroleum Corp.[a,b]	99,745	54,092
Uranium Energy Corp.[a,b]	199,250	149,039
VAALCO Energy Inc.[a]	118,178	111,087
Vertex Energy Inc.[a,b]	48,860	95,277
W&T Offshore Inc.[a,b]	71,259	156,057
Westmoreland Coal Co.[a,b]	38,534	277,830
Zion Oil & Gas Inc.[a]	110,120	193,811

		14,491,099
PAPER & FOREST PRODUCTS — 0.33%
Neenah Paper Inc.	36,084	2,297,107

		2,297,107

47

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

PERSONAL PRODUCTS — 0.47%
DS Healthcare Group Inc.[a,b]	30,533	$23,510
Elizabeth Arden Inc.[a,b]	54,163	443,595
Female Health Co. (The)[a]	55,784	104,316
Mannatech Inc.[a]	5,865	130,907
Medifast Inc.	23,034	695,396
Natural Alternatives International Inc.[a]	14,147	191,409
Natural Health Trends Corp.[b]	16,741	554,964
Nature’s Sunshine Products Inc.	22,231	213,418
Nutraceutical International Corp.[a]	19,279	469,444
Synutra International Inc.[a]	45,659	226,925
United-Guardian Inc.	9,157	189,275

		3,243,159
PHARMACEUTICALS — 3.08%
AcelRx Pharmaceuticals Inc.[a]	72,073	221,985
Achaogen Inc.[a,b]	40,932	112,972
Aclaris Therapeutics Inc.[a]	12,254	232,213
Adamis Pharmaceuticals Corp.[a,b]	37,738	231,334
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	43,858	533,313
Agile Therapeutics Inc.[a]	25,334	157,324
Alimera Sciences Inc.[a,b]	70,779	123,863
Amphastar Pharmaceuticals Inc.[a,b]	67,765	813,180
Ampio Pharmaceuticals Inc.[a,b]	89,778	202,000
ANI Pharmaceuticals Inc.[a,b]	16,890	568,517
Aoxing Pharmaceutical Co. Inc.[a,b]	92,719	61,195
Apricus Biosciences Inc.[a,b]	115,631	67,182
Aralez Pharmaceuticals Inc.[a]	122,987	436,604
Aratana Therapeutics Inc.[a,b]	63,360	349,747
Assembly Biosciences Inc.[a,b]	31,986	160,570
Axsome Therapeutics Inc.[a,b]	12,509	107,577
Bio-Path Holdings Inc.[a]	181,459	469,979
Biodel Inc.[a]	115,689	38,177
BioDelivery Sciences International Inc.[a,b]	98,635	318,591
Carbylan Therapeutics Inc.[a,b]	29,902	19,236
Collegium Pharmaceutical Inc.[a]	19,192	348,335
ContraVir Pharmaceuticals Inc.[a,b]	54,317	65,724
Corcept Therapeutics Inc.[a,b]	135,797	635,530
Corium International Inc.[a,b]	23,767	91,741
Cumberland Pharmaceuticals Inc.[a]	30,602	137,403
Cymabay Therapeutics Inc.[a,b]	46,747	63,108
Dermira Inc.[a,b]	33,881	700,659
Dipexium Pharmaceuticals Inc.[a,b]	11,781	112,037
DURECT Corp.[a,b]	242,672	327,607
Egalet Corp.[a]	27,515	188,753
Endocyte Inc.[a,b]	84,016	260,450
Flex Pharma Inc.[a,b]	13,125	143,981
Foamix Pharmaceuticals Ltd.[a,b]	49,267	321,221
Heska Corp.[a]	12,884	367,194
Imprimis Pharmaceuticals Inc.[a,b]	19,687	78,157
Intersect ENT Inc.[a]	35,594	676,286
Intra-Cellular Therapies Inc.[a]	56,650	1,574,870
Juniper Pharmaceuticals Inc.[a]	22,787	150,622
KemPharm Inc.[a]	13,551	196,490
Lipocine Inc.[a]	32,903	333,965
Marinus Pharmaceuticals Inc.[a,b]	10,976	59,051
MyoKardia Inc.[a,b]	14,266	152,789
Neos Therapeutics Inc.[a,b]	11,646	125,660
Ocera Therapeutics Inc.[a]	31,081	91,378
Ocular Therapeutix Inc.[a,b]	31,512	304,406

Security	Shares	Value

Omeros Corp.[a,b]	81,293	$1,247,035
Orexigen Therapeutics Inc.[a,b]	215,657	121,350
Pain Therapeutics Inc.[a]	91,331	203,668
Paratek Pharmaceuticals Inc.[a,b]	26,171	397,014
Pernix Therapeutics Holdings Inc.[a,b]	95,137	99,894
Repros Therapeutics Inc.[a]	54,144	52,520
Revance Therapeutics Inc.[a,b]	39,065	682,075
SciClone Pharmaceuticals Inc.[a]	104,537	1,149,907
Sucampo Pharmaceuticals Inc. Class Aa	52,263	571,235
Supernus Pharmaceuticals Inc.[a]	73,417	1,119,609
Teligent Inc.[a,b]	90,611	443,994
Theravance Biopharma Inc.[a,b]	60,124	1,130,331
VIVUS Inc.[a,b]	220,912	309,277
XenoPort Inc.[a,b]	122,299	551,568
Zogenix Inc.[a,b]	52,298	483,234
Zynerba Pharmaceuticals Inc.[a,b]	9,190	86,846

		21,382,534
PROFESSIONAL SERVICES — 1.33%
Acacia Research Corp.	108,314	410,510
Barrett Business Services Inc.	14,994	431,077
CBIZ Inc.[a,b]	103,530	1,044,618
CDI Corp.	31,009	194,736
CRA International Inc.[a]	20,911	410,692
Franklin Covey Co.[a]	26,269	462,072
GP Strategies Corp.[a,b]	27,625	756,925
Heidrick & Struggles International Inc.	38,866	921,124
Hill International Inc.[a,b]	83,309	280,751
Hudson Global Inc.	65,684	155,671
IDI Inc.[a,b]	31,246	181,227
Kelly Services Inc. Class A	61,505	1,175,976
Marathon Patent Group Inc.[a,b]	2,447	4,870
Mistras Group Inc.[a]	35,283	873,960
Pendrell Corp.[a,b]	362,407	192,076
RCM Technologies Inc.	32,997	175,214
Resources Connection Inc.	79,913	1,243,446
Volt Information Sciences Inc.[a,b]	23,269	175,216
Willdan Group Inc.[a]	17,171	165,700

		9,255,861
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.81%
AG Mortgage Investment Trust Inc.[b]	60,788	794,499
Agree Realty Corp.	43,939	1,690,333
American Farmland Co.	19,702	123,729
Anworth Mortgage Asset Corp.[b]	199,081	927,717
Apollo Commercial Real Estate Finance Inc.	122,200	1,991,860
Apollo Residential Mortgage Inc.	67,088	900,321
Ares Commercial Real Estate Corp.	60,283	660,099
Armada Hoffler Properties Inc.[b]	74,170	834,412
Ashford Hospitality Prime Inc.[b]	58,058	677,537
Bluerock Residential Growth REIT Inc.[b]	43,394	472,127
BRT Realty Trust[a]	27,462	190,861
CareTrust REIT Inc.	102,086	1,296,492
CatchMark Timber Trust Inc. Class A	84,374	913,770
Cedar Realty Trust Inc.[b]	182,064	1,316,323
Cherry Hill Mortgage Investment Corp.	20,690	292,970
City Office REIT Inc.	35,615	406,011
Community Healthcare Trust Inc.[b]	17,522	323,982
CorEnergy Infrastructure Trust Inc.[b]	23,987	482,379
Dynex Capital Inc.	105,284	700,139
Ellington Residential Mortgage REIT	18,229	218,201

48

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

First Potomac Realty Trust	125,755	$1,139,340
Five Oaks Investment Corp.	32,325	181,020
Getty Realty Corp.	52,921	1,049,423
Gladstone Commercial Corp.[b]	49,879	817,018
Gladstone Land Corp.	25,742	259,222
Great Ajax Corp.	10,156	113,646
Gyrodyne LLC[a]	22	592
Hannon Armstrong Sustainable Infrastructure Capital Inc.	81,360	1,563,739
Independence Realty Trust Inc.[b]	73,088	520,387
JAVELIN Mortgage Investment Corp.	32,563	233,802
Jernigan Capital Inc.	13,809	215,697
Monmouth Real Estate Investment Corp.[b]	132,282	1,572,833
National Storage Affiliates Trust	50,479	1,070,155
New York Mortgage Trust Inc.[b]	234,179	1,110,008
NexPoint Residential Trust Inc.	39,703	519,712
One Liberty Properties Inc.	27,088	607,042
Orchid Island Capital Inc.[b]	48,752	505,558
Owens Realty Mortgage Inc.[b]	29,312	468,113
Preferred Apartment Communities Inc.[b]	50,813	644,309
RAIT Financial Trust[b]	173,613	545,145
Resource Capital Corp.	65,245	734,006
Rexford Industrial Realty Inc.[b]	118,522	2,152,360
Silver Bay Realty Trust Corp.	77,127	1,145,336
Sotherly Hotels Inc.	31,148	160,101
Terreno Realty Corp.[b]	92,106	2,159,886
UMH Properties Inc.[b]	54,816	543,775
United Development Funding IVb	67,929	217,373
Universal Health Realty Income Trust[b]	28,826	1,621,462
Urstadt Biddle Properties Inc. Class Ab	62,880	1,317,336
Western Asset Mortgage Capital Corp.[b]	89,761	902,098
Whitestone REIT[b]	57,771	726,181
ZAIS Financial Corp.	19,061	284,390

		40,314,827
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.57%
Altisource Asset Management Corp.[a]	1,796	21,193
Altisource Portfolio Solutions SAa,b	27,401	661,734
AV Homes Inc.[a,b]	28,400	322,624
Consolidated-Tomoka Land Co.	10,097	465,876
Farmland Partners Inc.	30,465	326,889
Forestar Group Inc.[a,b]	71,081	926,896
FRP Holdings Inc.[a,b]	15,110	537,916
Griffin Industrial Realty Inc.	4,308	105,804
Tejon Ranch Co.[a,b]	28,745	591,285

		3,960,217
ROAD & RAIL — 0.42%
Celadon Group Inc.	59,116	619,535
Covenant Transportation Group Inc. Class Aa,b	25,205	609,709
PAM Transportation Services Inc.[a]	7,755	238,854
Patriot Transportation Holding Inc.[a]	5,567	112,565
Universal Truckload Services Inc.	17,210	283,449
USA Truck Inc.[a,b]	21,998	414,442
YRC Worldwide Inc.[a,b]	68,543	638,821

		2,917,375
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.34%
Adesto Technologies Corp.[a,b]	11,752	66,046
Alpha & Omega Semiconductor Ltd.[a]	41,106	487,106
Amtech Systems Inc.[a]	28,658	185,990

Security	Shares	Value

Applied Micro Circuits Corp.[a,b]	170,603	$1,102,095
Axcelis Technologies Inc.[a,b]	237,701	665,563
AXT Inc.[a]	79,374	196,054
Cascade Microtech Inc.[a]	29,070	599,423
CEVA Inc.[a,b]	43,478	978,255
Cohu Inc.	54,608	648,743
CVD Equipment Corp.[a,b]	12,815	107,774
Cyberoptics Corp.[a]	20,550	191,732
DSP Group Inc.[a]	49,694	453,209
Exar Corp.[a]	81,906	470,960
FormFactor Inc.[a,b]	119,958	872,095
GigOptix Inc.[a]	72,820	196,614
GSI Technology Inc.[a]	44,573	182,749
Inphi Corp.[a,b]	85,682	2,856,638
Intermolecular Inc.[a]	109,460	276,934
inTEST Corp.[a]	28,030	109,317
IXYS Corp.	50,535	567,003
Kopin Corp.[a]	143,208	237,725
Mattson Technology Inc.[a,b]	157,998	576,693
MaxLinear Inc. Class Aa	117,163	2,167,516
MoSys Inc.[a]	142,175	92,414
Nanometrics Inc.[a]	51,490	815,602
NeoPhotonics Corp.[a,b]	59,058	829,174
NVE Corp.	10,721	606,058
PDF Solutions Inc.[a]	57,055	763,396
Photronics Inc.[a,b]	140,862	1,466,373
Pixelworks Inc.[a]	52,954	115,969
QuickLogic Corp.[a]	125,561	133,095
Rubicon Technology Inc.[a]	60,454	44,131
Rudolph Technologies Inc.[a]	67,505	922,118
Sigma Designs Inc.[a]	74,971	509,803
Sunworks Inc.[b]	43,201	119,667
Ultra Clean Holdings Inc.[a]	65,375	350,410
Ultratech Inc.[a]	65,506	1,430,651
Xcerra Corp.[a]	114,358	745,614

		23,140,709
SOFTWARE — 2.94%
A10 Networks Inc.[a,b]	72,148	427,116
American Software Inc./GA Class A	55,128	496,152
Aware Inc.[a]	43,668	162,882
Bsquare Corp.[a]	28,753	170,218
Callidus Software Inc.[a,b]	117,197	1,954,846
Covisint Corp.[a]	87,622	175,244
Datawatch Corp.[a]	23,598	116,810
Digimarc Corp.[a,b]	16,840	510,252
Digital Turbine Inc.[a,b]	122,282	145,516
EnerNOC Inc.[a,b]	57,605	430,885
Epiq Systems Inc.	67,889	1,019,693
Evolving Systems Inc.	25,467	146,181
Exa Corp.[a]	28,052	363,273
FalconStor Software Inc.[a]	91,210	122,221
Gigamon Inc.[a,b]	58,697	1,820,781
GlobalSCAPE Inc.	30,339	115,288
Globant SAa,b	34,400	1,061,584
Glu Mobile Inc.[a,b]	253,572	715,073
Guidance Software Inc.[a,b]	42,625	183,288
Jive Software Inc.[a,b]	101,203	382,547
Mind CTI Ltd.	45,665	92,243
Mitek Systems Inc.[a]	56,253	367,895
MobileIron Inc.[a]	83,144	375,811
Model N Inc.[a]	46,770	503,713

49

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

NetSol Technologies Inc.[a]	21,692	$151,410
NXT-ID Inc.[a,b]	36,994	21,457
Park City Group Inc.[a,b]	25,297	228,685
PROS Holdings Inc.[a,b]	50,872	599,781
QAD Inc. Class A	21,837	464,036
Rosetta Stone Inc.[a]	43,040	288,798
Rubicon Project Inc. (The)[a,b]	54,700	999,916
Sapiens International Corp. NV	50,856	609,255
SeaChange International Inc.[a,b]	73,273	404,467
Smith Micro Software Inc.[a]	100,594	59,350
Tangoe Inc.[a,b]	83,537	659,107
Telenav Inc.[a]	60,143	354,844
Textura Corp.[a,b]	41,966	781,827
TubeMogul Inc.[a,b]	32,942	426,269
Upland Software Inc.[a]	3,081	21,166
Varonis Systems Inc.[a,b]	18,871	344,396
VirnetX Holding Corp.[a,b]	95,981	440,553
Voltari Corp.[a,b]	11,449	45,109
Workiva Inc.[a,b]	15,442	179,899
Xura Inc.[a,b]	48,273	949,530
Zix Corp.[a]	125,909	494,822

		20,384,189
SPECIALTY RETAIL — 1.53%
Aeropostale Inc.[a]	163,738	32,502
America’s Car-Mart Inc./TXa,b	18,587	464,675
bebe stores inc.	59,968	32,970
Big 5 Sporting Goods Corp.	38,168	424,047
Boot Barn Holdings Inc.[a,b]	25,099	235,931
Build-A-Bear Workshop Inc.[a]	29,475	382,880
Christopher & Banks Corp.[a]	100,291	239,696
Citi Trends Inc.	32,974	587,926
Destination Maternity Corp.	28,904	197,703
Destination XL Group Inc.[a,b]	78,025	403,389
Haverty Furniture Companies Inc.	42,281	894,666
hhgregg Inc.[a,b]	19,963	42,122
Kirkland’s Inc.	36,066	631,516
Lumber Liquidators Holdings Inc.[a,b]	56,004	734,773
MarineMax Inc.[a,b]	53,807	1,047,622
New York & Co. Inc.[a]	66,545	263,518
Pacific Sunwear of California Inc.[a,b]	131,298	16,491
Perfumania Holdings Inc.[a]	15,598	38,995
Sears Hometown and Outlet Stores Inc.[a,b]	25,894	166,239
Shoe Carnival Inc.	35,084	945,865
Sportsman’s Warehouse Holdings Inc.[a,b]	39,777	501,190
Stage Stores Inc.	65,219	525,665
Stein Mart Inc.	59,448	435,754
Tandy Leather Factory Inc.[a]	25,064	174,195
Tilly’s Inc. Class Aa	29,871	199,837
Trans World Entertainment Corp.[a]	44,942	163,589
West Marine Inc.[a]	38,046	345,838
Winmark Corp.	5,149	504,499

		10,634,093
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.54%
Astro-Med Inc.	15,725	217,949
Avid Technology Inc.[a,b]	67,253	454,630
Concurrent Computer Corp.	32,821	193,644
CPI Card Group Inc.[b]	36,769	302,977
Hutchinson Technology Inc.[a]	73,385	268,589
Imation Corp.[a,b]	87,317	135,341

Security	Shares	Value

Immersion Corp.[a,b]	60,370	$498,656
Intevac Inc.[a,b]	46,432	208,944
Quantum Corp.[a,b]	451,857	275,633
Silicon Graphics International Corp.[a,b]	73,777	525,292
TransAct Technologies Inc.	20,461	166,553
USA Technologies Inc.[a]	82,531	359,835
Violin Memory Inc.[a]	196,984	102,865

		3,710,908
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Charles & Colvard Ltd.[a,b]	62,079	71,391
Cherokee Inc.[a]	19,479	346,531
Crown Crafts Inc.	27,214	251,730
Culp Inc.	22,132	580,301
Delta Apparel Inc.[a]	18,853	360,847
Lakeland Industries Inc.[a,b]	17,689	217,044
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	33,673	927,018
Perry Ellis International Inc.[a]	25,796	474,904
Rocky Brands Inc.	16,968	216,172
Sequential Brands Group Inc.[a]	77,658	496,235
Superior Uniform Group Inc.	18,244	325,108
Unifi Inc.[a]	30,899	707,896
Vera Bradley Inc.[a]	44,455	904,215
Vince Holding Corp.[a]	30,907	195,641

		6,075,033
THRIFTS & MORTGAGE FINANCE — 4.18%
Anchor BanCorp. Wisconsin Inc.[a]	20,482	922,919
ASB Bancorp. Inc.[a]	13,557	328,622
Atlantic Coast Financial Corp.[a]	9,787	59,113
Bank Mutual Corp.	104,200	788,794
BankFinancial Corp.	50,494	596,839
Bear State Financial Inc.[a,b]	33,823	313,539
BSB Bancorp. Inc./MAa,b	27,204	611,274
Cape Bancorp. Inc.	33,350	448,224
Charter Financial Corp./MD	36,097	487,309
Cheviot Financial Corp.	22,798	334,903
Chicopee Bancorp. Inc.	10,028	176,894
Clifton Bancorp. Inc.	62,116	939,194
Dime Community Bancshares Inc.	71,099	1,252,764
Entegra Financial Corp.[a]	17,389	302,047
ESSA Bancorp. Inc.	26,551	358,173
Federal Agricultural Mortgage Corp. Class C	22,168	836,399
First Defiance Financial Corp.	22,345	858,271
First Financial Northwest Inc.	35,898	472,777
Fox Chase Bancorp. Inc.	31,028	599,461
HF Financial Corp.	10,355	186,390
Hingham Institution for Savings	4,065	484,182
Home Bancorp. Inc.	18,781	503,519
HomeStreet Inc.[a]	52,855	1,099,913
HopFed Bancorp. Inc.	22,606	258,839
IMPAC Mortgage Holdings Inc.[a,b]	17,990	249,521
Laporte Bancorp. Inc.	4,385	69,108
LendingTree Inc.[a,b]	13,159	1,286,687
Meridian Bancorp. Inc.	120,949	1,683,610
Meta Financial Group Inc.	18,954	864,302
NMI Holdings Inc. Class Aa	108,398	547,410
Ocean Shore Holding Co.	19,595	343,304
OceanFirst Financial Corp.	33,499	592,262
Provident Bancorp. Inc.[a]	2,042	27,016

50

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Security	Shares	Value

Provident Financial Holdings Inc.	18,892	$322,109
Prudential Bancorp. Inc.	7,219	103,376
Pulaski Financial Corp.	28,199	455,414
Riverview Bancorp. Inc.	55,211	231,886
Security National Financial Corp. Class Aa	23,702	120,643
SI Financial Group Inc.	36,687	511,050
Stonegate Mortgage Corp.[a,b]	33,574	192,715
Territorial Bancorp. Inc.	24,970	650,718
United Community Financial Corp./OH	122,177	717,179
United Financial Bancorp. Inc.	111,331	1,401,657
Walker & Dunlop Inc.[a,b]	56,667	1,375,308
Walter Investment Management Corp.[a,b]	79,459	607,067
Waterstone Financial Inc.	64,743	885,684
Westfield Financial Inc.	44,074	371,544
WSFS Financial Corp.	66,289	2,155,718

		28,985,647
TOBACCO — 0.06%
22nd Century Group Inc.[a,b]	113,161	88,605
Alliance One International Inc.[a]	19,214	337,398

		426,003
TRADING COMPANIES & DISTRIBUTORS — 0.60%
BlueLinx Holdings Inc.[a]	108,817	66,378
BMC Stock Holdings Inc.[a,b]	79,918	1,328,237
CAI International Inc.[a]	37,087	358,260
DXP Enterprises Inc.[a,b]	26,166	459,475
General Finance Corp.[a,b]	25,172	114,784
Houston Wire & Cable Co.	38,248	267,354
Huttig Building Products Inc.[a]	51,820	190,698
Lawson Products Inc./DEa	13,567	265,642
Neff Corp.[a]	24,267	180,547
Titan Machinery Inc.[a,b]	36,289	419,501
Transcat Inc.[a]	21,166	214,623
Willis Lease Finance Corp.[a]	14,997	323,785

		4,189,284

WATER UTILITIES — 0.80%
Artesian Resources Corp. Class A	18,279	511,081
Cadiz Inc.[a,b]	41,837	218,389
Connecticut Water Service Inc.	24,482	1,104,138
Consolidated Water Co. Ltd.	32,142	391,168
Middlesex Water Co.	34,910	1,076,973
Pure Cycle Corp.[a]	44,018	198,521
SJW Corp.	32,013	1,163,673
York Water Co. (The)	28,490	869,515

		5,533,458
WIRELESS TELECOMMUNICATION SERVICES — 0.73%
Boingo Wireless Inc.[a]	79,339	612,497
Leap Wireless International Inc.[f]	158,735	400,012
NTELOS Holdings Corp.[a,b]	51,407	472,945
Shenandoah Telecommunications Co.	102,044	2,729,677
Spok Holdings Inc.	48,226	844,437

		5,059,568

TOTAL COMMON STOCKS
(Cost: $825,975,371)		692,509,588

Security	Shares	Value

RIGHTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Zion Oil & Gas Inc.[a,b]	1,225	$—

		—
TEXTILES, APPAREL & LUXURY GOODS — 0.00%
Vince Holding Corp.[a,b]	31,360	8,306

		8,306

TOTAL RIGHTS
(Cost: $0)		8,306

SHORT-TERM INVESTMENTS — 21.47%

MONEY MARKET FUNDS — 21.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	141,275,635	141,275,635
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	7,175,863	7,175,863
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	472,717	472,717

		148,924,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,924,215)		148,924,215

TOTAL INVESTMENTS IN SECURITIES — 121.31%
(Cost: $974,899,586)		841,442,109
Other Assets, Less Liabilities — (21.31)%		(147,808,640)

NET ASSETS — 100.00%		$693,633,469

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

51

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	8	Jun. 2016	ICE Markets Equity	$887,680	$32,094

See notes to financial statements.

52

Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.37%
AAR Corp.	10,818	$251,735
Aerojet Rocketdyne Holdings Inc.[a]	15,931	260,950
Aerovironment Inc.[a,b]	4,698	133,047
American Science & Engineering Inc.	2,201	60,946
Astronics Corp.[a]	6,406	244,389
B/E Aerospace Inc.	29,143	1,344,075
Boeing Co. (The)	177,702	22,557,492
BWX Technologies Inc.	29,842	1,001,497
Cubic Corp.	5,247	209,670
Curtiss-Wright Corp.	12,604	953,745
DigitalGlobe Inc.[a,b]	19,819	342,869
Ducommun Inc.[a]	2,837	43,264
Engility Holdings Inc.[a,b]	4,256	79,843
Esterline Technologies Corp.[a]	7,956	509,741
General Dynamics Corp.	75,652	9,938,403
HEICO Corp.	5,175	311,173
HEICO Corp. Class A	10,596	504,370
Hexcel Corp.	26,578	1,161,724
Honeywell International Inc.	213,639	23,938,250
Huntington Ingalls Industries Inc.	13,105	1,794,599
Keyw Holding Corp. (The)[a,b]	8,846	58,737
KLX Inc.[a]	13,946	448,224
Kratos Defense & Security Solutions Inc.[a,b]	10,774	53,331
L-3 Communications Holdings Inc.	21,159	2,507,341
Lockheed Martin Corp.	74,229	16,441,723
Moog Inc. Class Aa,b	10,171	464,611
National Presto Industries Inc.	1,244	104,173
Northrop Grumman Corp.	49,833	9,861,951
Orbital ATK Inc.	16,523	1,436,510
Raytheon Co.	83,159	10,197,788
Rockwell Collins Inc.	36,386	3,355,153
Sparton Corp.[a,b]	2,746	49,401
Spirit AeroSystems Holdings Inc. Class Aa	36,261	1,644,799
TASER International Inc.[a,b]	14,730	289,150
Teledyne Technologies Inc.[a]	9,851	868,267
Textron Inc.	75,553	2,754,662
TransDigm Group Inc.[a]	14,573	3,211,015
Triumph Group Inc.	13,742	432,598
United Technologies Corp.	228,597	22,882,560
Vectrus Inc.[a]	2,767	62,949

		142,766,725
AIR FREIGHT & LOGISTICS — 0.66%
Air Transport Services Group Inc.[a]	14,047	216,043
Atlas Air Worldwide Holdings Inc.[a]	7,062	298,511
CH Robinson Worldwide Inc.	40,278	2,989,836
Echo Global Logistics Inc.[a]	7,134	193,759
Expeditors International of Washington Inc.	52,926	2,583,318
FedEx Corp.	73,265	11,921,681
Forward Air Corp.	7,933	359,524
Hub Group Inc. Class Aa,b	9,933	405,167
Park-Ohio Holdings Corp.	2,310	98,914
Radiant Logistics Inc.[a]	9,112	32,530
United Parcel Service Inc. Class B	191,739	20,222,712

Security	Shares	Value

XPO Logistics Inc.[a,b]	19,089	$586,032

		39,908,027
AIRLINES — 0.67%
Alaska Air Group Inc.	35,868	2,941,893
Allegiant Travel Co.	3,879	690,695
American Airlines Group Inc.	172,761	7,084,929
Copa Holdings SA Class Ab	8,838	598,774
Delta Air Lines Inc.	222,506	10,831,592
Hawaiian Holdings Inc.[a]	12,412	585,722
JetBlue Airways Corp.[a,b]	86,984	1,837,102
SkyWest Inc.	13,615	272,164
Southwest Airlines Co.	182,890	8,193,472
Spirit Airlines Inc.[a]	19,368	929,277
United Continental Holdings Inc.[a]	97,877	5,858,917
Virgin America Inc.[a,b]	6,532	251,874

		40,076,411
AUTO COMPONENTS — 0.46%
American Axle & Manufacturing Holdings Inc.[a]	20,888	321,466
BorgWarner Inc.	62,820	2,412,288
Cooper Tire & Rubber Co.	16,479	610,053
Cooper-Standard Holding Inc.[a,b]	3,656	262,647
Dana Holding Corp.	43,324	610,435
Delphi Automotive PLC	79,305	5,949,461
Dorman Products Inc.[a,b]	8,014	436,122
Drew Industries Inc.	7,224	465,659
Federal-Mogul Holdings Corp.[a,b]	7,731	76,382
Fox Factory Holding Corp.[a]	6,739	106,544
Gentex Corp.	81,485	1,278,500
Gentherm Inc.[a,b]	9,409	391,320
Goodyear Tire & Rubber Co. (The)	74,849	2,468,520
Horizon Global Corp.[a]	4,766	59,956
Johnson Controls Inc.	179,456	6,993,400
Lear Corp.	21,302	2,368,143
Metaldyne Performance Group Inc.	3,070	51,607
Modine Manufacturing Co.[a]	12,720	140,047
Motorcar Parts of America Inc.[a,b]	5,821	221,082
Standard Motor Products Inc.	5,162	178,863
Stoneridge Inc.[a]	7,353	107,060
Strattec Security Corp.	926	53,143
Superior Industries International Inc.	6,080	134,247
Tenneco Inc.[a,b]	16,194	834,153
Tower International Inc.	5,421	147,451
Visteon Corp.[b]	10,903	867,770

		27,546,319
AUTOMOBILES — 0.63%
Ford Motor Co.	1,065,699	14,386,936
General Motors Co.	439,313	13,807,608
Harley-Davidson Inc.	52,061	2,672,291
Tesla Motors Inc.[a,b]	26,558	6,102,232
Thor Industries Inc.	12,542	799,803
Winnebago Industries Inc.	7,929	178,006

		37,946,876
BANKS — 5.31%
1st Source Corp.	4,343	138,281
Access National Corp.	1,954	38,748

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Allegiance Bancshares Inc.[a]	802	$14,733
American National Bankshares Inc.	2,079	52,661
Ameris Bancorp.	9,175	271,397
Ames National Corp.	2,140	52,986
Arrow Financial Corp.	2,914	77,425
Associated Banc-Corp.	40,295	722,892
Banc of California Inc.	13,387	234,273
BancFirst Corp.	1,754	100,031
Banco Latinoamericano de Comercio Exterior SA Class E	7,554	182,958
Bancorp. Inc. (The)[a]	7,696	44,021
BancorpSouth Inc.	25,146	535,861
Bank of America Corp.	2,869,974	38,802,048
Bank of Hawaii Corp.	12,092	825,642
Bank of Marin Bancorp.	1,330	65,463
Bank of the Ozarks Inc.	20,972	880,195
BankUnited Inc.	28,981	998,106
Banner Corp.	5,117	215,119
Bar Harbor Bankshares	2,010	66,772
BB&T Corp.	211,937	7,051,144
BBCN Bancorp. Inc.	20,809	316,089
Berkshire Hills Bancorp. Inc.	9,057	243,543
Blue Hills Bancorp. Inc.	7,591	103,769
BNC Bancorp.	8,225	173,712
BOK Financial Corp.[b]	7,951	434,284
Boston Private Financial Holdings Inc.	20,930	239,649
Bridge Bancorp. Inc.	4,741	144,458
Brookline Bancorp. Inc.	18,715	206,052
Bryn Mawr Bank Corp.	5,268	135,546
C1 Financial Inc.[a]	870	21,054
Camden National Corp.	2,087	87,654
Capital Bank Financial Corp. Class A	6,333	195,373
Capital City Bank Group Inc.	2,985	43,551
Cardinal Financial Corp.	7,882	160,399
Cascade Bancorp.[a]	8,354	47,701
Cathay General Bancorp.	20,983	594,448
CenterState Banks Inc.	12,885	191,858
Central Pacific Financial Corp.	6,011	130,859
Century Bancorp. Inc./MA Class A	915	35,603
Chemical Financial Corp.	9,820	350,476
CIT Group Inc.	46,803	1,452,297
Citigroup Inc.	829,170	34,617,847
Citizens & Northern Corp.	3,153	62,682
Citizens Financial Group Inc.	86,778	1,817,999
City Holding Co.[b]	3,922	187,393
CNB Financial Corp./PA	3,367	59,226
CoBiz Financial Inc.	9,229	109,087
Columbia Banking System Inc.	16,767	501,669
Comerica Inc.	47,868	1,812,761
Commerce Bancshares Inc./MO	23,706	1,065,585
Community Bank System Inc.[b]	12,219	466,888
Community Trust Bancorp. Inc.	4,148	146,507
CommunityOne Bancorp.[a]	2,732	36,281
ConnectOne Bancorp. Inc.	7,359	120,320
CU Bancorp.[a]	5,696	120,584
Cullen/Frost Bankers Inc.[b]	14,776	814,305
Customers Bancorp. Inc.[a]	8,341	197,098
CVB Financial Corp.	28,099	490,328
Eagle Bancorp. Inc.[a,b]	7,771	373,008
East West Bancorp. Inc.	39,289	1,276,107
Enterprise Bancorp. Inc./MA	1,594	41,827
Enterprise Financial Services Corp.	4,804	129,900
Equity Bancshares Inc. Class Aa	590	12,390
Farmers Capital Bank Corp.	2,585	68,296

Security	Shares	Value

FCB Financial Holdings Inc. Class Aa	7,308	$243,064
Fidelity Southern Corp.	6,465	103,699
Fifth Third Bancorp.	221,481	3,696,518
Financial Institutions Inc.	3,671	106,716
First Bancorp. Inc./ME	2,246	43,819
First BanCorp./Puerto Rico[a]	29,935	87,410
First Bancorp./Southern Pines NC	3,952	74,495
First Busey Corp.	6,598	135,127
First Business Financial Services Inc.	2,104	48,245
First Citizens BancShares Inc./NC Class A	2,073	520,468
First Commonwealth Financial Corp.	28,030	248,346
First Community Bancshares Inc./VA	4,784	94,915
First Connecticut Bancorp. Inc./Farmington CT	4,717	75,283
First Financial Bancorp.	15,686	285,171
First Financial Bankshares Inc.	16,721	494,607
First Financial Corp./IN	3,023	103,417
First Horizon National Corp.	64,107	839,802
First Interstate BancSystem Inc.	4,458	125,404
First Merchants Corp.	11,155	262,923
First Midwest Bancorp. Inc./IL	20,083	361,896
First NBC Bank Holding Co.[a]	3,907	80,445
First Niagara Financial Group Inc.	100,815	975,889
First of Long Island Corp. (The)	3,145	89,633
First Republic Bank/CA	38,849	2,588,897
FirstMerit Corp.	47,096	991,371
Flushing Financial Corp.	8,171	176,657
FNB Corp./PA	58,112	756,037
Franklin Financial Network Inc.[a]	1,470	39,690
Fulton Financial Corp.	51,166	684,601
German American Bancorp. Inc.	3,377	108,739
Glacier Bancorp. Inc.	21,413	544,318
Great Southern Bancorp. Inc.	2,807	104,224
Great Western Bancorp. Inc.	10,843	295,689
Green Bancorp. Inc.[a]	6,581	49,818
Guaranty Bancorp.	4,078	63,046
Hampton Roads Bankshares Inc.[a,b]	8,969	15,875
Hancock Holding Co.	20,455	469,647
Hanmi Financial Corp.	8,256	181,797
Heartland Financial USA Inc.	5,712	175,872
Heritage Commerce Corp.	5,378	53,834
Heritage Financial Corp./WA	7,838	137,714
Heritage Oaks Bancorp.	5,327	41,497
Hilltop Holdings Inc.[a]	21,925	413,944
Home BancShares Inc./AR	16,171	662,202
HomeTrust Bancshares Inc.[a]	5,886	107,890
Horizon Bancorp./IN	2,115	52,283
Huntington Bancshares Inc./OH	224,736	2,143,981
IBERIABANK Corp.	10,173	521,570
Independent Bank Corp./MI	6,010	87,446
Independent Bank Corp./Rockland MA	6,815	313,217
Independent Bank Group Inc.	2,389	65,459
International Bancshares Corp.	14,221	350,690
Investors Bancorp. Inc.	95,365	1,110,049
JPMorgan Chase & Co.	1,014,106	60,055,357
KeyCorp	234,185	2,585,402
Lakeland Bancorp. Inc.	8,770	89,016
Lakeland Financial Corp.	4,313	197,449
LegacyTexas Financial Group Inc.	12,933	254,133
Live Oak Bancshares Inc.	1,298	19,470
M&T Bank Corp.	43,934	4,876,674
MainSource Financial Group Inc.	5,634	118,821
MB Financial Inc.	20,009	649,292
Mercantile Bank Corp.	5,140	115,239

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Merchants Bancshares Inc./VT	1,326	$39,435
MidWestOne Financial Group Inc.	1,847	50,700
National Bank Holdings Corp. Class A	7,796	158,960
National Bankshares Inc.	1,840	63,149
National Commerce Corp.[a]	1,619	38,225
National Penn Bancshares Inc.	37,248	426,171
NBT Bancorp. Inc.	11,576	311,973
OFG Bancorp.	12,115	84,684
Old National Bancorp./IN	32,956	401,734
Old Second Bancorp. Inc.[a]	8,297	59,489
Opus Bank	3,291	111,894
Pacific Continental Corp.	4,841	78,085
Pacific Premier Bancorp. Inc.[a]	7,696	164,464
PacWest Bancorp.	30,234	1,123,193
Park National Corp.	3,864	347,760
Park Sterling Corp.	11,660	77,772
Peapack Gladstone Financial Corp.	2,945	49,771
Penns Woods Bancorp. Inc.	1,001	38,579
People’s United Financial Inc.	86,829	1,383,186
People’s Utah Bancorp.	770	12,189
Peoples Bancorp. Inc./OH	5,736	112,081
Peoples Financial Services Corp.	2,014	74,921
Pinnacle Financial Partners Inc.	9,261	454,345
PNC Financial Services Group Inc. (The)[c]	141,607	11,975,704
Popular Inc.	27,470	785,917
Preferred Bank/Los Angeles CA	3,121	94,410
PrivateBancorp. Inc.	20,974	809,596
Prosperity Bancshares Inc.	18,572	861,555
QCR Holdings Inc.	3,157	75,294
Regions Financial Corp.	368,652	2,893,918
Renasant Corp.	10,320	339,631
Republic Bancorp. Inc./KY Class A	2,663	68,785
S&T Bancorp. Inc.	10,166	261,876
Sandy Spring Bancorp. Inc.	6,577	183,038
Seacoast Banking Corp. of Florida[a]	8,058	127,236
ServisFirst Bancshares Inc.	5,808	257,875
Sierra Bancorp.	3,089	56,065
Signature Bank/New York NYa	13,924	1,895,335
Simmons First National Corp. Class A	7,883	355,287
South State Corp.	6,413	411,907
Southside Bancshares Inc.	6,702	174,721
Southwest Bancorp. Inc.	5,064	76,213
State Bank Financial Corp.	8,567	169,284
Sterling Bancorp./DE	33,511	533,830
Stock Yards Bancorp. Inc.	5,065	195,154
Stonegate Bank	2,660	79,694
Suffolk Bancorp.	2,607	65,801
Sun Bancorp. Inc./NJa	2,033	42,103
SunTrust Banks Inc.	140,410	5,065,993
SVB Financial Group[a]	14,054	1,434,211
Synovus Financial Corp.	34,479	996,788
Talmer Bancorp. Inc. Class A	14,301	258,705
TCF Financial Corp.	47,220	578,917
Texas Capital Bancshares Inc.[a]	12,036	461,942
Tompkins Financial Corp.	3,858	246,912
TowneBank/Portsmouth VA	12,422	238,378
TriCo Bancshares	7,154	181,139
Tristate Capital Holdings Inc.[a,b]	6,024	75,902
Triumph Bancorp. Inc.[a]	2,845	45,036
Trustmark Corp.	17,250	397,268
U.S. Bancorp.	457,996	18,590,058
UMB Financial Corp.	10,479	541,031
Umpqua Holdings Corp.	58,948	934,915

Security	Shares	Value

Union Bankshares Corp.	11,678	$287,629
United Bankshares Inc./WV	19,588	718,880
United Community Banks Inc./GA	15,158	279,968
Univest Corp. of Pennsylvania	4,669	91,092
Valley National Bancorp.	66,375	633,217
Washington Trust Bancorp. Inc.	3,892	145,249
Webster Financial Corp.	23,992	861,313
Wells Fargo & Co.	1,273,093	61,566,777
WesBanco Inc.	10,555	313,589
West Bancorp. Inc.	4,053	73,886
Westamerica Bancorp.	7,346	357,824
Western Alliance Bancorp.[a]	23,640	789,103
Wilshire Bancorp. Inc.	17,355	178,757
Wintrust Financial Corp.	12,979	575,489
Yadkin Financial Corp.	10,906	258,145
Zions BanCorp.	56,292	1,362,829

		319,567,349
BEVERAGES — 2.00%
Boston Beer Co. Inc. (The)[a,b]	2,361	436,950
Brown-Forman Corp. Class A	7,294	778,197
Brown-Forman Corp. Class B	31,686	3,120,120
Castle Brands Inc.[a,b]	17,902	16,830
Coca-Cola Bottling Co. Consolidated	1,213	193,789
Coca-Cola Co. (The)	1,071,554	49,709,390
Coca-Cola Enterprises Inc.	63,185	3,206,007
Constellation Brands Inc. Class A	44,946	6,790,891
Craft Brew Alliance Inc.[a,b]	2,761	22,723
Dr Pepper Snapple Group Inc.	52,298	4,676,487
MGP Ingredients Inc.	4,171	101,105
Molson Coors Brewing Co. Class B	43,129	4,148,147
Monster Beverage Corp.[a,b]	41,174	5,491,788
National Beverage Corp.[a]	2,933	124,125
PepsiCo Inc.	403,367	41,337,050

		120,153,599
BIOTECHNOLOGY — 3.22%
AbbVie Inc.	452,376	25,839,717
Abeona Therapeutics Inc.[a]	2,776	7,107
ACADIA Pharmaceuticals Inc.[a,b]	22,156	619,482
Acceleron Pharma Inc.[a,b]	6,467	170,664
Achillion Pharmaceuticals Inc.[a,b]	31,050	239,706
Acorda Therapeutics Inc.[a,b]	11,015	291,347
Adamas Pharmaceuticals Inc.[a,b]	3,387	48,976
Aduro Biotech Inc.[a,b]	2,057	26,350
Advaxis Inc.[a,b]	7,814	70,560
Aegerion Pharmaceuticals Inc.[a,b]	7,695	28,471
Affimed NVa,b	5,237	19,586
Agenus Inc.[a]	24,157	100,493
Agios Pharmaceuticals Inc.[a,b]	6,882	279,409
Aimmune Therapeutics Inc.[a,b]	2,995	40,612
Akebia Therapeutics Inc.[a,b]	9,529	85,856
Alder Biopharmaceuticals Inc.[a,b]	7,036	172,312
Alexion Pharmaceuticals Inc.[a]	58,885	8,197,970
Alkermes PLC[a]	40,626	1,389,003
Alnylam Pharmaceuticals Inc.[a]	19,897	1,248,935
AMAG Pharmaceuticals Inc.[a,b]	9,488	222,019
Amgen Inc.	207,785	31,153,205
Amicus Therapeutics Inc.[a,b]	31,127	263,023
Anacor Pharmaceuticals Inc.[a,b]	10,934	584,422
Anthera Pharmaceuticals Inc.[a,b]	8,828	31,957

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Applied Genetic Technologies Corp./DEa	1,291	$18,048
Ardelyx Inc.[a,b]	5,098	39,611
Arena Pharmaceuticals Inc.[a,b]	72,775	143,367
ARIAD Pharmaceuticals Inc.[a,b]	46,609	297,832
Array BioPharma Inc.[a,b]	34,140	100,713
Arrowhead Research Corp.[a,b]	13,845	66,733
Asterias Biotherapeutics Inc.[a]	2,807	13,193
Atara Biotherapeutics Inc.[a,b]	5,103	97,110
aTyr Pharma Inc.[a]	1,620	6,383
Avalanche Biotechnologies Inc.[a,b]	5,989	30,963
Avexis Inc.[a]	1,269	34,568
Axovant Sciences Ltd.[a,b]	3,806	43,693
Baxalta Inc.	148,549	6,001,380
Bellicum Pharmaceuticals Inc.[a]	2,275	21,271
BioCryst Pharmaceuticals Inc.[a,b]	18,705	52,935
Biogen Inc.[a]	60,972	15,872,231
BioMarin Pharmaceutical Inc.[a]	43,623	3,598,025
BioSpecifics Technologies Corp.[a,b]	971	33,810
BioTime Inc.[a,b]	20,828	59,776
Bluebird Bio Inc.[a,b]	9,601	408,042
Blueprint Medicines Corp.[a,b]	2,477	44,710
Calithera Biosciences Inc.[a,b]	2,123	12,059
Cara Therapeutics Inc.[a]	6,091	37,886
Catabasis Pharmaceuticals Inc.[a,b]	1,215	6,124
Catalyst Pharmaceuticals Inc.[a,b]	18,608	21,771
Celgene Corp.[a]	216,770	21,696,509
Celldex Therapeutics Inc.[a,b]	27,407	103,598
Cellular Biomedicine Group Inc.[a,b]	2,463	45,935
Cepheid[a]	18,829	628,135
ChemoCentryx Inc.[a]	6,581	16,387
Chiasma Inc.[a,b]	1,970	18,045
Chimerix Inc.[a,b]	12,351	63,114
Cidara Therapeutics Inc.[a,b]	1,298	16,485
Clovis Oncology Inc.[a,b]	7,466	143,347
Coherus Biosciences Inc.[a,b]	6,094	129,376
Concert Pharmaceuticals Inc.[a]	4,270	58,328
CorMedix Inc.[a,b]	8,353	22,135
CTI BioPharma Corp.[a,b]	87,744	46,627
Curis Inc.[a]	27,655	44,525
Cytokinetics Inc.[a,b]	12,846	90,564
CytomX Therapeutics Inc.[a]	2,076	26,780
CytRx Corp.[a,b]	14,887	39,897
Dicerna Pharmaceuticals Inc.[a,b]	5,846	31,335
Dimension Therapeutics Inc.[a,b]	1,499	11,737
Dyax Corp.	40,743	45,225
Dynavax Technologies Corp.[a,b]	10,554	203,059
Eagle Pharmaceuticals Inc./DEa,b	2,232	90,396
Edge Therapeutics Inc.[a]	2,285	20,908
Editas Medicine Inc.[a]	1,852	63,968
Emergent BioSolutions Inc.[a]	9,191	334,093
Enanta Pharmaceuticals Inc.[a,b]	4,261	125,146
Epizyme Inc.[a,b]	8,695	105,383
Esperion Therapeutics Inc.[a,b]	3,453	58,390
Exact Sciences Corp.[a,b]	25,252	170,198
Exelixis Inc.[a]	61,068	244,272
Fibrocell Science Inc.[a,b]	6,600	16,500
FibroGen Inc.[a]	12,579	267,807
Five Prime Therapeutics Inc.[a,b]	6,469	262,835
Flexion Therapeutics Inc.[a,b]	4,499	41,391
Foundation Medicine Inc.[a,b]	3,844	69,884
Galena Biopharma Inc.[a,b]	31,906	43,392
Genocea Biosciences Inc.[a,b]	6,389	49,451
Genomic Health Inc.[a]	4,225	104,653

Security	Shares	Value

Geron Corp.[a,b]	37,494	$109,482
Gilead Sciences Inc.	373,836	34,340,575
Global Blood Therapeutics Inc.[a,b]	1,855	29,420
Halozyme Therapeutics Inc.[a,b]	29,946	283,589
Heron Therapeutics Inc.[a,b]	7,577	143,887
Idera Pharmaceuticals Inc.[a,b]	30,652	60,691
Ignyta Inc.[a]	4,523	30,621
Immune Design Corp.[a,b]	4,349	56,537
ImmunoGen Inc.[a,b]	22,179	188,965
Immunomedics Inc.[a,b]	33,980	84,950
Incyte Corp.[a,b]	42,606	3,087,657
Infinity Pharmaceuticals Inc.[a,b]	12,754	67,214
Inovio Pharmaceuticals Inc.[a,b]	24,166	210,486
Insmed Inc.[a,b]	18,003	228,098
Insys Therapeutics Inc.[a,b]	6,547	104,687
Intercept Pharmaceuticals Inc.[a,b]	4,266	548,053
Intrexon Corp.[a,b]	14,375	487,169
Invitae Corp.[a,b]	1,955	20,000
Ionis Pharmaceuticals Inc.[a,b]	32,525	1,317,262
Ironwood Pharmaceuticals Inc.[a,b]	31,806	347,958
Juno Therapeutics Inc.[a]	2,757	105,014
Karyopharm Therapeutics Inc.[a]	6,337	56,526
Keryx Biopharmaceuticals Inc.[a,b]	26,244	122,559
Kite Pharma Inc.[a,b]	9,161	420,582
La Jolla Pharmaceutical Co.[a]	3,070	64,194
Lexicon Pharmaceuticals Inc.[a,b]	9,554	114,170
Ligand Pharmaceuticals Inc.[a,b]	4,714	504,822
Lion Biotechnologies Inc.[a]	11,408	57,953
Loxo Oncology Inc.[a,b]	3,236	88,472
MacroGenics Inc.[a]	9,408	176,400
MannKind Corp.[a,b]	60,615	97,590
Medgenics Inc.[a,b]	4,519	19,884
Medivation Inc.[a]	42,732	1,964,817
Merrimack Pharmaceuticals Inc.[a,b]	29,291	245,166
MiMedx Group Inc.[a,b]	28,658	250,471
Mirati Therapeutics Inc.[a,b]	3,096	66,254
Momenta Pharmaceuticals Inc.[a]	16,156	149,281
Myriad Genetics Inc.[a,b]	20,033	749,835
NantKwest Inc.[a,b]	1,787	14,689
Natera Inc.[a,b]	2,687	25,580
Navidea Biopharmaceuticals Inc.[a,b]	31,620	29,865
Neurocrine Biosciences Inc.[a]	23,044	911,390
NewLink Genetics Corp.[a,b]	6,161	112,130
Nivalis Therapeutics Inc.[a,b]	1,359	5,667
Northwest Biotherapeutics Inc.[a,b]	15,398	22,481
Novavax Inc.[a,b]	72,425	373,713
Oncocyte Corp.[a]	1,044	4,813
OncoMed Pharmaceuticals Inc.[a,b]	3,499	35,375
Oncothyreon Inc.[a]	25,593	32,503
Ophthotech Corp.[a]	6,241	263,807
OPKO Health Inc.[a,b]	81,009	841,684
Organovo Holdings Inc.[a,b]	16,682	36,200
Osiris Therapeutics Inc.[b]	4,300	24,553
Otonomy Inc.[a,b]	4,997	74,555
OvaScience Inc.[a,b]	7,495	71,128
PDL BioPharma Inc.	47,505	158,192
Peregrine Pharmaceuticals Inc.[a]	36,500	15,348
Pfenex Inc.[a,b]	4,032	39,635
Portola Pharmaceuticals Inc.[a]	13,540	276,216
Progenics Pharmaceuticals Inc.[a,b]	22,247	96,997
Proteon Therapeutics Inc.[a,b]	2,074	16,053
Prothena Corp. PLC[a,b]	8,989	369,987
PTC Therapeutics Inc.[a]	8,970	57,767

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Puma Biotechnology Inc.[a,b]	6,578	$193,196
Radius Health Inc.[a,b]	8,935	280,916
Raptor Pharmaceutical Corp.[a,b]	20,252	93,159
Regeneron Pharmaceuticals Inc.[a]	21,390	7,709,812
REGENXBIO Inc.[a,b]	1,958	21,146
Regulus Therapeutics Inc.[a,b]	10,192	70,631
Repligen Corp.[a]	8,222	220,514
Retrophin Inc.[a,b]	10,094	137,884
Rigel Pharmaceuticals Inc.[a]	22,637	47,085
Sage Therapeutics Inc.[a]	3,612	115,801
Sangamo BioSciences Inc.[a,b]	20,038	121,230
Sarepta Therapeutics Inc.[a,b]	11,580	226,042
Seattle Genetics Inc.[a,b]	28,386	996,065
Seres Therapeutics Inc.[a,b]	2,314	61,460
Sorrento Therapeutics Inc.[a,b]	7,227	38,881
Spark Therapeutics Inc.[a,b]	2,163	63,830
Spectrum Pharmaceuticals Inc.[a]	15,876	100,971
Stemline Therapeutics Inc.[a,b]	2,388	11,128
Synergy Pharmaceuticals Inc.[a,b]	29,818	82,298
Synta Pharmaceuticals Corp.[a]	27,596	6,623
T2 Biosystems Inc.[a]	1,603	15,806
TESARO Inc.[a,b]	6,817	300,153
TG Therapeutics Inc.[a,b]	8,764	74,669
Threshold Pharmaceuticals Inc.[a,b]	11,999	5,520
Tobira Therapeutics Inc.[a,b]	463	3,787
Tokai Pharmaceuticals Inc.[a,b]	1,556	8,729
Trevena Inc.[a]	12,198	100,877
TrovaGene Inc.[a,b]	6,700	31,155
Ultragenyx Pharmaceutical Inc.[a,b]	10,325	653,676
United Therapeutics Corp.[a]	12,434	1,385,521
Vanda Pharmaceuticals Inc.[a]	13,094	109,466
Verastem Inc.[a,b]	6,353	10,038
Versartis Inc.[a]	6,063	48,625
Vertex Pharmaceuticals Inc.[a]	66,729	5,304,288
Vitae Pharmaceuticals Inc.[a,b]	6,063	40,198
Vital Therapies Inc.[a,b]	4,542	41,196
Voyager Therapeutics Inc.[a,b]	1,540	13,444
vTv Therapeutics Inc. Class Aa	1,648	8,504
XBiotech Inc.[a,b]	1,085	10,253
Xencor Inc.[a]	7,333	98,409
XOMA Corp.[a,b]	23,887	18,465
Zafgen Inc.[a,b]	4,261	28,463
ZIOPHARM Oncology Inc.[a,b]	33,442	248,140

		193,812,899
BUILDING PRODUCTS — 0.29%
AAON Inc.	11,018	308,504
Advanced Drainage Systems Inc.	8,829	188,058
Allegion PLC	26,574	1,693,030
American Woodmark Corp.[a]	3,194	238,240
AO Smith Corp.	20,289	1,548,254
Apogee Enterprises Inc.	7,653	335,890
Armstrong World Industries Inc.[a]	10,524	509,046
Builders FirstSource Inc.[a,b]	11,895	134,057
Continental Building Products Inc.[a]	8,176	151,747
Fortune Brands Home & Security Inc.	44,188	2,476,295
Gibraltar Industries Inc.[a]	8,144	232,918
Griffon Corp.	7,690	118,810
Insteel Industries Inc.	4,661	142,487
Lennox International Inc.	10,878	1,470,597
Masco Corp.	96,104	3,022,471
Masonite International Corp.[a]	7,856	514,568

Security	Shares	Value

NCI Building Systems Inc.[a]	8,021	$113,898
Nortek Inc.[a,b]	3,026	146,126
Owens Corning	31,640	1,495,939
Patrick Industries Inc.[a]	4,232	192,090
PGT Inc.[a]	11,283	111,025
Ply Gem Holdings Inc.[a]	4,177	58,687
Quanex Building Products Corp.	9,813	170,354
Simpson Manufacturing Co. Inc.	12,555	479,224
Trex Co. Inc.[a,b]	9,209	441,387
Universal Forest Products Inc.	5,255	450,984
USG Corp.[a,b]	24,770	614,544

		17,359,230
CAPITAL MARKETS — 1.85%
Affiliated Managers Group Inc.[a]	15,168	2,463,283
Ameriprise Financial Inc.	45,940	4,318,819
Arlington Asset Investment Corp. Class A	5,806	72,749
Artisan Partners Asset Management Inc.	9,409	290,174
Ashford Inc.[a]	227	10,349
Associated Capital Group Inc.[a,b]	1,759	49,287
Bank of New York Mellon Corp. (The)	306,863	11,301,764
BGC Partners Inc. Class A	53,242	481,840
BlackRock Inc.[c]	34,389	11,711,862
Calamos Asset Management Inc. Class A	5,115	43,426
Charles Schwab Corp. (The)	312,890	8,767,178
Cohen & Steers Inc.	4,930	191,876
Cowen Group Inc. Class Aa,b	27,301	104,017
Diamond Hill Investment Group Inc.	761	134,971
E*TRADE Financial Corp.[a]	78,728	1,928,049
Eaton Vance Corp. NVS	31,912	1,069,690
Evercore Partners Inc. Class A	9,980	516,465
Federated Investors Inc. Class B	27,007	779,152
Fifth Street Asset Management Inc.	1,641	5,021
Financial Engines Inc.	14,273	448,600
Franklin Resources Inc.	106,072	4,142,112
GAMCO Investors Inc. Class A	1,811	67,116
Goldman Sachs Group Inc. (The)	118,091	18,537,925
Greenhill & Co. Inc.	7,996	177,511
HFF Inc. Class A	10,355	285,073
Houlihan Lokey Inc.	3,255	81,050
Interactive Brokers Group Inc. Class A	15,084	593,103
INTL. FCStone Inc.[a]	3,776	100,932
Invesco Ltd.	117,345	3,610,706
Investment Technology Group Inc.	10,512	232,315
Janus Capital Group Inc.	39,696	580,753
KCG Holdings Inc. Class Aa	7,939	94,871
Ladenburg Thalmann Financial Services Inc.[a,b]	27,825	69,563
Lazard Ltd. Class A	34,193	1,326,688
Legg Mason Inc.	26,269	911,009
LPL Financial Holdings Inc.[b]	21,795	540,516
Medley Management Inc.	1,579	8,685
Moelis & Co. Class A	4,495	126,894
Morgan Stanley	419,256	10,485,593
Northern Trust Corp.	63,749	4,154,522
NorthStar Asset Management Group Inc./New York	52,852	599,870
OM Asset Management PLC	6,432	85,867
Oppenheimer Holdings Inc. Class A	2,740	43,237
Piper Jaffray Companies[a]	4,027	199,578
Pzena Investment Management Inc. Class A	3,002	22,665
Raymond James Financial Inc.	34,806	1,657,114
Safeguard Scientifics Inc.[a]	5,684	75,313
SEI Investments Co.	38,972	1,677,745

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

State Street Corp.	112,908	$6,607,376
Stifel Financial Corp.[a]	17,796	526,762
T Rowe Price Group Inc.	71,664	5,264,437
TD Ameritrade Holding Corp.	74,004	2,333,346
Virtu Financial Inc.	4,819	106,548
Virtus Investment Partners Inc.	2,013	157,235
Waddell & Reed Financial Inc. Class A	23,007	541,585
Westwood Holdings Group Inc.	1,811	106,215
WisdomTree Investments Inc.	30,469	348,261
ZAIS Group Holdings Inc.[a]	1,019	4,952

		111,173,615
CHEMICALS — 2.17%
A Schulman Inc.	7,873	214,303
Air Products & Chemicals Inc.	58,629	8,445,507
Airgas Inc.	18,738	2,654,050
Albemarle Corp.	31,167	1,992,506
American Vanguard Corp.	7,349	115,967
Ashland Inc.	17,159	1,886,804
Axalta Coating Systems Ltd.[a]	26,929	786,327
Axiall Corp.	18,533	404,761
Balchem Corp.	8,988	557,436
Cabot Corp.	16,969	820,112
Calgon Carbon Corp.	15,213	213,286
Celanese Corp. Series A	42,290	2,769,995
CF Industries Holdings Inc.	65,235	2,044,465
Chase Corp.	1,722	90,560
Chemours Co. (The)	48,683	340,781
Chemtura Corp.[a]	19,400	512,160
Core Molding Technologies Inc.[a]	2,996	37,390
Dow Chemical Co. (The)	305,233	15,524,150
Eastman Chemical Co.	41,046	2,964,753
Ecolab Inc.	72,204	8,052,190
EI du Pont de Nemours & Co.	246,887	15,632,885
Ferro Corp.[a]	19,181	227,678
Flotek Industries Inc.[a]	14,906	109,261
FMC Corp.	36,260	1,463,816
FutureFuel Corp.	5,190	61,190
GCP Applied Technologies Inc.[a]	19,603	390,884
Hawkins Inc.	2,392	86,327
HB Fuller Co.	13,277	563,609
Huntsman Corp.	53,825	715,873
Innophos Holdings Inc.	5,843	180,607
Innospec Inc.	6,113	265,060
International Flavors & Fragrances Inc.	22,304	2,537,526
Intrepid Potash Inc.[a]	14,279	15,850
KMG Chemicals Inc.	2,076	47,893
Koppers Holdings Inc.[a]	5,656	127,090
Kraton Performance Polymers Inc.[a]	8,688	150,302
Kronos Worldwide Inc.	5,355	30,631
LSB Industries Inc.[a,b]	5,019	63,992
LyondellBasell Industries NV Class A	100,028	8,560,396
Minerals Technologies Inc.	9,530	541,781
Monsanto Co.	120,089	10,536,609
Mosaic Co. (The)	96,597	2,608,119
NewMarket Corp.	2,255	893,566
Olin Corp.	46,289	804,040
OMNOVA Solutions Inc.[a]	12,212	67,899
Platform Specialty Products Corp.[a,b]	35,670	306,762
PolyOne Corp.	24,805	750,351
PPG Industries Inc.	74,397	8,294,522
Praxair Inc.	78,805	9,019,232

Security	Shares	Value

Quaker Chemical Corp.	3,357	$284,875
Rayonier Advanced Materials Inc.	11,179	106,201
Rentech Inc.[a]	4,940	10,967
RPM International Inc.	36,443	1,724,847
Scotts Miracle-Gro Co. (The) Class A	12,217	889,031
Senomyx Inc.[a]	11,344	29,494
Sensient Technologies Corp.	13,378	848,968
Sherwin-Williams Co. (The)	22,154	6,306,579
Solazyme Inc.[a,b]	20,049	40,699
Stepan Co.	5,010	277,003
Trecora Resources[a,b]	5,282	50,813
Tredegar Corp.	6,344	99,728
Trinseo SAa,b	3,060	112,639
Tronox Ltd. Class A	16,397	104,777
Valhi Inc.	5,137	6,062
Valspar Corp. (The)	21,940	2,348,019
Westlake Chemical Corp.	10,488	485,594
WR Grace & Co.[a]	19,563	1,392,494

		130,600,044
COMMERCIAL SERVICES & SUPPLIES — 0.68%
ABM Industries Inc.	16,414	530,336
ACCO Brands Corp.[a,b]	30,068	270,011
ADT Corp. (The)[b]	46,508	1,918,920
ARC Document Solutions Inc.[a]	9,718	43,731
Brady Corp. Class A	12,145	325,972
Brink’s Co. (The)	12,680	425,921
Casella Waste Systems Inc. Class Aa	9,932	66,544
CECO Environmental Corp.	11,656	72,384
Cintas Corp.	24,318	2,184,000
Civeo Corp.[a]	25,057	30,820
Clean Harbors Inc.[a,b]	16,081	793,437
Copart Inc.[a]	30,570	1,246,339
Covanta Holding Corp.	32,263	543,954
Deluxe Corp.	13,632	851,864
Ennis Inc.	7,041	137,652
Essendant Inc.	10,847	346,345
G&K Services Inc. Class A	5,989	438,694
Healthcare Services Group Inc.	19,925	733,439
Heritage-Crystal Clean Inc.[a]	2,049	20,367
Herman Miller Inc.	15,606	482,069
HNI Corp.	12,104	474,114
InnerWorkings Inc.[a]	11,806	93,858
Interface Inc.	18,895	350,313
KAR Auction Services Inc.	39,050	1,489,367
Kimball International Inc. Class B	8,751	99,324
Knoll Inc.	12,787	276,839
Matthews International Corp. Class A	9,456	486,700
McGrath RentCorp	6,679	167,509
Mobile Mini Inc.	12,409	409,745
MSA Safety Inc.	8,274	400,048
Multi-Color Corp.	3,666	195,581
NL Industries Inc.[a]	1,780	4,023
Pitney Bowes Inc.	53,598	1,154,501
Quad/Graphics Inc.	6,834	88,432
Republic Services Inc.	66,793	3,182,686
Rollins Inc.	25,546	692,807
RR Donnelley & Sons Co.	55,374	908,134
SP Plus Corp.[a]	4,121	99,151
Steelcase Inc. Class A	22,471	335,267
Stericycle Inc.[a,b]	23,114	2,916,756
Team Inc.[a]	7,367	223,809

58

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Tetra Tech Inc.	16,904	$504,077
TRC Companies Inc.[a]	7,155	51,874
Tyco International PLC	115,927	4,255,680
U.S. Ecology Inc.	5,754	254,097
UniFirst Corp./MA	3,882	423,604
Viad Corp.	5,281	153,994
VSE Corp.	1,067	72,439
Waste Connections Inc.	34,272	2,213,628
Waste Management Inc.	125,607	7,410,813
West Corp.	13,808	315,099

		41,167,068
COMMUNICATIONS EQUIPMENT — 1.10%
ADTRAN Inc.	12,268	248,059
Aerohive Networks Inc.[a,b]	2,548	12,715
Alliance Fiber Optic Products Inc.[a]	3,088	45,671
Applied Optoelectronics Inc.[a,b]	6,039	90,041
Arista Networks Inc.[a,b]	8,988	567,143
ARRIS International PLC[a,b]	49,242	1,128,627
Bel Fuse Inc. Class B	2,938	42,895
Black Box Corp.	4,711	63,457
Brocade Communications Systems Inc.	112,369	1,188,864
CalAmp Corp.[a]	9,074	162,697
Calix Inc.[a,b]	10,640	75,438
Ciena Corp.[a]	34,884	663,494
Cisco Systems Inc.	1,389,849	39,569,001
Clearfield Inc.[a,b]	3,042	48,885
CommScope Holding Co. Inc.[a]	28,085	784,133
Comtech Telecommunications Corp.	4,807	112,340
Digi International Inc.[a]	6,979	65,812
EchoStar Corp. Class Aa	11,570	512,435
EMCORE Corp.[a,b]	10,991	54,955
Extreme Networks Inc.[a,b]	24,998	77,744
F5 Networks Inc.[a,b]	19,398	2,053,278
Finisar Corp.[a,b]	27,877	508,476
Harmonic Inc.[a]	27,048	88,447
Harris Corp.	34,023	2,649,031
Infinera Corp.[a]	34,861	559,868
InterDigital Inc./PA	9,650	537,022
Ixia[a]	15,010	187,025
Juniper Networks Inc.	108,953	2,779,391
KVH Industries Inc.[a]	3,902	37,264
Lumentum Holdings Inc.[a]	12,336	332,702
Motorola Solutions Inc.	48,607	3,679,550
NETGEAR Inc.[a]	8,348	337,009
NetScout Systems Inc.[a]	24,667	566,601
Novatel Wireless Inc.[a,b]	10,133	17,935
Oclaro Inc.[a,b]	24,983	134,908
Palo Alto Networks Inc.[a]	20,976	3,422,025
Plantronics Inc.	10,054	394,016
Polycom Inc.[a]	37,096	413,620
Ruckus Wireless Inc.[a,b]	23,234	227,926
ShoreTel Inc.[a]	14,921	111,012
Sonus Networks Inc.[a]	14,652	110,330
Ubiquiti Networks Inc.[a,b]	7,874	261,968
ViaSat Inc.[a,b]	11,701	859,789
Viavi Solutions Inc.[a]	61,657	422,967

		66,206,566
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	41,076	1,264,730

Security	Shares	Value

Aegion Corp.[a]	10,575	$223,027
Ameresco Inc. Class Aa,b	5,322	25,386
Argan Inc.	3,227	113,461
Chicago Bridge & Iron Co. NV	26,761	979,185
Comfort Systems USA Inc.	9,880	313,888
Dycom Industries Inc.[a]	8,949	578,732
EMCOR Group Inc.	17,898	869,843
Fluor Corp.	37,820	2,030,934
Granite Construction Inc.	10,303	492,483
Great Lakes Dredge & Dock Corp.[a]	15,924	71,021
HC2 Holdings Inc.[a]	7,103	27,133
Jacobs Engineering Group Inc.[a]	33,858	1,474,516
KBR Inc.	39,678	614,215
MasTec Inc.[a]	18,150	367,356
MYR Group Inc.[a]	5,568	139,813
Northwest Pipe Co.[a]	2,645	24,387
NV5 Global Inc.[a,b]	1,379	36,999
Orion Marine Group Inc.[a,b]	7,044	36,488
Primoris Services Corp.	9,647	234,422
Quanta Services Inc.[a]	41,873	944,655
Tutor Perini Corp.[a,b]	9,598	149,153
Valmont Industries Inc.	6,542	810,161

		11,821,988
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	13,791	966,887
Headwaters Inc.[a,b]	19,484	386,562
Martin Marietta Materials Inc.	18,658	2,976,137
Summit Materials Inc. Class Aa	10,148	197,379
U.S. Concrete Inc.[a,b]	3,619	215,620
U.S. Lime & Minerals Inc.	387	23,224
Vulcan Materials Co.	36,219	3,823,640

		8,589,449
CONSUMER FINANCE — 0.72%
Ally Financial Inc.[a,b]	128,180	2,399,530
American Express Co.	223,853	13,744,574
Capital One Financial Corp.	141,678	9,819,702
Cash America International Inc.	7,836	302,783
Credit Acceptance Corp.[a,b]	2,259	410,122
Discover Financial Services	113,055	5,756,761
Encore Capital Group Inc.[a,b]	7,620	196,139
Enova International Inc.[a]	7,165	45,211
Ezcorp Inc. Class Aa	12,807	38,037
First Cash Financial Services Inc.	7,671	353,326
Green Dot Corp. Class Aa,b	12,817	294,407
JG Wentworth Co. (The) Class Aa,b	3,855	4,703
LendingClub Corp.[a,b]	17,867	148,296
Navient Corp.	97,728	1,169,804
Nelnet Inc. Class A	6,297	247,913
OneMain Holdings Inc.[a]	14,040	385,117
PRA Group Inc.[a,b]	13,248	389,359
Regional Management Corp.[a]	4,938	84,489
Santander Consumer USA Holdings Inc.[a]	23,005	241,322
SLM Corp.[a]	117,513	747,383
Synchrony Financial[a]	227,355	6,515,994
World Acceptance Corp.[a,b]	2,433	92,259

		43,387,231

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

CONTAINERS & PACKAGING — 0.44%
AEP Industries Inc.	1,107	$73,062
AptarGroup Inc.	16,731	1,311,878
Avery Dennison Corp.	25,341	1,827,339
Ball Corp.	37,632	2,682,785
Bemis Co. Inc.	26,103	1,351,613
Berry Plastics Group Inc.[a]	31,906	1,153,402
Crown Holdings Inc.[a]	38,332	1,900,884
Graphic Packaging Holding Co.	92,562	1,189,422
Greif Inc. Class A	8,289	271,465
International Paper Co.	114,920	4,716,317
Multi Packaging Solutions International Ltd.[a]	5,137	83,373
Myers Industries Inc.	7,097	91,267
Owens-Illinois Inc.[a]	43,556	695,154
Packaging Corp. of America	26,261	1,586,164
Sealed Air Corp.	53,551	2,570,983
Silgan Holdings Inc.	11,681	621,079
Sonoco Products Co.	26,987	1,310,759
WestRock Co.	70,655	2,757,665

		26,194,611
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	6,110	498,332
Fenix Parts Inc.[a]	3,707	17,052
Genuine Parts Co.	41,719	4,145,200
LKQ Corp.[a]	83,313	2,660,184
Pool Corp.	11,655	1,022,610
VOXX International Corp.[a]	4,756	21,259
Weyco Group Inc.	1,762	46,904

		8,411,541
DIVERSIFIED CONSUMER SERVICES — 0.15%
2U Inc.[a,b]	6,218	140,527
American Public Education Inc.[a]	4,888	100,839
Apollo Education Group Inc.[a]	25,709	211,199
Ascent Capital Group Inc. Class Aa	3,808	56,397
Bridgepoint Education Inc.[a]	4,686	47,235
Bright Horizons Family Solutions Inc.[a]	9,938	643,784
Cambium Learning Group Inc.[a,b]	3,488	14,894
Capella Education Co.	2,944	154,972
Career Education Corp.[a]	24,232	110,013
Carriage Services Inc.	4,210	90,978
Chegg Inc.[a,b]	19,317	86,154
Collectors Universe Inc.	1,843	30,594
DeVry Education Group Inc.	16,614	286,924
Graham Holdings Co. Class B	929	445,920
Grand Canyon Education Inc.[a]	12,209	521,813
H&R Block Inc.	64,041	1,691,963
Houghton Mifflin Harcourt Co.[a,b]	36,550	728,807
K12 Inc.[a]	9,466	93,619
Liberty Tax Inc.	1,197	23,449
LifeLock Inc.[a,b]	25,355	306,035
Regis Corp.[a,b]	8,397	127,550
Service Corp. International/U.S.	54,479	1,344,542
ServiceMaster Global Holdings Inc.[a,b]	27,431	1,033,600
Sotheby’s	16,258	434,576
Strayer Education Inc.[a,b]	3,131	152,636
Universal Technical Institute Inc.	5,724	24,670

Security	Shares	Value

Weight Watchers International Inc.[a,b]	7,069	$102,713

		9,006,403
DIVERSIFIED FINANCIAL SERVICES — 1.88%
BBX Capital Corp.[a]	1,480	23,621
Berkshire Hathaway Inc. Class Ba	508,225	72,106,963
CBOE Holdings Inc.	23,057	1,506,314
CME Group Inc./IL	87,647	8,418,494
FactSet Research Systems Inc.	11,583	1,755,172
FNFV Group[a]	23,966	260,031
GAIN Capital Holdings Inc.	10,705	70,225
Intercontinental Exchange Inc.	31,838	7,486,387
Leucadia National Corp.	88,353	1,428,668
MarketAxess Holdings Inc.	10,452	1,304,723
Marlin Business Services Corp.	2,216	31,711
McGraw Hill Financial Inc.	74,782	7,401,922
Moody’s Corp.	48,474	4,680,650
Morningstar Inc.	5,547	489,634
MSCI Inc.	27,858	2,063,721
Nasdaq Inc.	31,267	2,075,504
NewStar Financial Inc.[a,b]	6,949	60,804
On Deck Capital Inc.[a]	3,084	24,024
PICO Holdings Inc.[a]	6,075	62,147
Resource America Inc. Class A	3,199	18,458
Tiptree Financial Inc.[b]	11,952	68,126
Voya Financial Inc.	58,403	1,738,657

		113,075,956
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.40%
8x8 Inc.[a]	25,427	255,796
AT&T Inc.	1,663,447	65,157,219
Atlantic Tele-Network Inc.	3,295	249,860
CenturyLink Inc.	154,245	4,929,670
Cincinnati Bell Inc.[a]	52,318	202,471
Cogent Communications Holdings Inc.	12,555	490,022
Consolidated Communications Holdings Inc.	13,311	342,891
Fairpoint Communications Inc.[a,b]	5,686	84,608
Frontier Communications Corp.	326,136	1,823,100
General Communication Inc. Class Aa,b	9,796	179,463
Globalstar Inc.[a,b]	125,018	183,776
Hawaiian Telcom Holdco Inc.[a]	2,780	65,469
IDT Corp. Class B	4,021	62,687
Inteliquent Inc.	7,912	126,988
Intelsat SAa,b	5,955	15,007
Iridium Communications Inc.[a,b]	25,329	199,339
Level 3 Communications Inc.[a]	79,100	4,180,435
Lumos Networks Corp.[a]	9,002	115,586
ORBCOMM Inc.[a]	13,637	138,143
pdvWireless Inc.[a,b]	3,337	114,593
SBA Communications Corp. Class Aa	35,250	3,530,992
Straight Path Communications Inc. Class Ba,b	2,311	71,710
Verizon Communications Inc.	1,114,504	60,272,376
Vonage Holdings Corp.[a]	53,494	244,468
Windstream Holdings Inc.[b]	27,408	210,493
Zayo Group Holdings Inc.[a]	38,352	929,652

		144,176,814
ELECTRIC UTILITIES — 1.95%
ALLETE Inc.	13,070	732,835
American Electric Power Co. Inc.	134,203	8,911,079

60

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Avangrid Inc.	15,528	$622,828
Cleco Corp.	16,236	896,390
Duke Energy Corp.	188,774	15,230,286
Edison International	88,780	6,382,394
El Paso Electric Co.	10,705	491,145
Empire District Electric Co. (The)	11,216	370,689
Entergy Corp.	49,101	3,892,727
Eversource Energy	86,289	5,034,100
Exelon Corp.	251,547	9,020,476
FirstEnergy Corp.	115,292	4,147,053
Genie Energy Ltd. Class B	3,371	25,653
Great Plains Energy Inc.	43,305	1,396,586
Hawaiian Electric Industries Inc.	28,972	938,693
IDACORP Inc.	14,258	1,063,504
ITC Holdings Corp.	42,973	1,872,334
MGE Energy Inc.	9,225	482,006
NextEra Energy Inc.	121,395	14,365,884
OGE Energy Corp.	55,676	1,594,004
Otter Tail Corp.	9,754	288,914
PG&E Corp.	131,552	7,856,286
Pinnacle West Capital Corp.	30,580	2,295,641
PNM Resources Inc.	21,993	741,604
Portland General Electric Co.	24,215	956,250
PPL Corp.	183,045	6,968,523
Southern Co. (The)	248,387	12,849,060
Spark Energy Inc. Class A	804	14,472
Westar Energy Inc.	38,148	1,892,522
Xcel Energy Inc.	138,543	5,793,868

		117,127,806
ELECTRICAL EQUIPMENT — 0.57%
Acuity Brands Inc.	11,762	2,565,763
Allied Motion Technologies Inc.	1,675	30,150
AMETEK Inc.	66,199	3,308,626
AZZ Inc.	6,744	381,710
Babcock & Wilcox Enterprises Inc.[a]	14,921	319,309
Eaton Corp. PLC	128,003	8,007,868
Emerson Electric Co.	182,580	9,928,700
Encore Wire Corp.	5,545	215,867
EnerSys	11,779	656,326
Enphase Energy Inc.[a,b]	7,095	16,531
Franklin Electric Co. Inc.	12,585	404,859
FuelCell Energy Inc.[a,b]	5,250	35,543
Generac Holdings Inc.[a,b]	18,313	681,976
General Cable Corp.	13,199	161,160
Hubbell Inc.	15,573	1,649,648
LSI Industries Inc.	5,073	59,608
Plug Power Inc.[a,b]	44,594	91,418
Powell Industries Inc.	2,337	69,666
Power Solutions International Inc.[a,b]	1,393	19,223
PowerSecure International Inc.[a]	5,036	94,123
Preformed Line Products Co.	692	25,272
Regal Beloit Corp.	11,962	754,683
Rockwell Automation Inc.	36,882	4,195,327
Solarcity Corp.[a,b]	15,785	387,995
Sunrun Inc.[a,b]	4,816	31,208
Thermon Group Holdings Inc.[a]	9,510	166,996
Vicor Corp.[a]	5,098	53,427

		34,312,982

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Agilysys Inc.[a]	3,900	$39,819
Amphenol Corp. Class A	84,453	4,883,072
Anixter International Inc.[a]	8,266	430,741
Arrow Electronics Inc.[a]	26,557	1,710,536
Avnet Inc.	36,520	1,617,836
AVX Corp.	12,872	161,801
Badger Meter Inc.	3,881	258,125
Belden Inc.	11,588	711,271
Benchmark Electronics Inc.[a]	15,260	351,743
CDW Corp./DE	36,965	1,534,048
Checkpoint Systems Inc.[a]	10,824	109,539
Cognex Corp.	24,111	939,123
Coherent Inc.[a]	6,190	568,861
Control4 Corp.[a,b]	3,111	24,764
Corning Inc.	302,977	6,329,190
CTS Corp.	8,966	141,125
Daktronics Inc.	9,701	76,638
Dolby Laboratories Inc. Class A	13,411	582,842
DTS Inc./CAa	4,876	106,199
Electro Rent Corp.	5,103	47,254
ePlus Inc.[a]	1,320	106,273
Fabrinet[a]	10,042	324,859
FARO Technologies Inc.[a,b]	4,586	147,715
FEI Co.	11,091	987,210
Fitbit Inc.[a,b]	11,330	171,650
FLIR Systems Inc.	37,742	1,243,599
GSI Group Inc.[a,b]	7,813	110,632
II-VI Inc.[a]	14,028	304,548
Ingram Micro Inc. Class A	40,385	1,450,225
Insight Enterprises Inc.[a,b]	11,810	338,238
InvenSense Inc.[a]	18,850	158,340
IPG Photonics Corp.[a,b]	9,390	902,191
Itron Inc.[a]	10,688	445,903
Jabil Circuit Inc.	53,877	1,038,210
Keysight Technologies Inc.[a,b]	45,677	1,267,080
Kimball Electronics Inc.[a]	6,568	73,365
Knowles Corp.[a,b]	22,766	300,056
Littelfuse Inc.	5,934	730,535
Mercury Systems Inc.[a]	8,154	165,526
Mesa Laboratories Inc.	744	71,684
Methode Electronics Inc.	10,052	293,921
MTS Systems Corp.	4,239	257,943
Multi-Fineline Electronix Inc.[a]	2,304	53,476
National Instruments Corp.	30,016	903,782
Newport Corp.[a]	10,219	235,037
OSI Systems Inc.[a,b]	5,241	343,233
Park Electrochemical Corp.	5,612	89,848
PC Connection Inc.	2,364	61,015
Plexus Corp.[a]	9,255	365,758
QLogic Corp.[a]	23,050	309,792
Rofin-Sinar Technologies Inc.[a]	7,623	245,613
Rogers Corp.[a]	5,718	342,337
Sanmina Corp.[a]	21,854	510,947
ScanSource Inc.[a]	7,290	294,370
SYNNEX Corp.	7,844	726,276
Systemax Inc.[a,b]	3,107	27,248
Tech Data Corp.[a]	10,041	770,848
Trimble Navigation Ltd.[a]	72,304	1,793,139
TTM Technologies Inc.[a,b]	14,953	99,437
Universal Display Corp.[a]	10,643	575,786
VeriFone Systems Inc.[a]	30,421	859,089

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Vishay Intertechnology Inc.	35,142	$429,084
Vishay Precision Group Inc.[a]	3,179	44,538
Zebra Technologies Corp. Class Aa,b	13,834	954,546

		41,549,429
ENERGY EQUIPMENT & SERVICES — 1.02%
Archrock Inc.	18,461	147,688
Atwood Oceanics Inc.[b]	17,105	156,853
Baker Hughes Inc.	119,074	5,219,013
Basic Energy Services Inc.[a,b]	8,193	22,613
Bristow Group Inc.	9,591	181,462
C&J Energy Services Ltd.[a,b]	16,988	23,953
Cameron International Corp.[a]	51,914	3,480,834
CARBO Ceramics Inc.[b]	5,213	74,025
Diamond Offshore Drilling Inc.	18,115	393,639
Dril-Quip Inc.[a]	10,783	653,018
Ensco PLC Class Ab	62,700	650,199
Era Group Inc.[a]	5,679	53,269
Exterran Corp.[a]	9,243	142,897
Fairmount Santrol Holdings Inc.[a,b]	16,451	41,292
FMC Technologies Inc.[a]	62,097	1,698,974
Forum Energy Technologies Inc.[a,b]	15,834	209,009
Frank’s International NV	9,140	150,627
Geospace Technologies Corp.[a,b]	3,359	41,450
Gulfmark Offshore Inc. Class Aa	7,122	43,943
Halliburton Co.	232,345	8,299,363
Helix Energy Solutions Group Inc.[a]	28,198	157,909
Helmerich & Payne Inc.	26,911	1,580,214
Hornbeck Offshore Services Inc.[a,b]	9,337	92,716
Independence Contract Drilling Inc.[a]	2,749	13,113
ION Geophysical Corp.[a,b]	2,382	19,246
Key Energy Services Inc.[a,b]	32,423	11,977
Matrix Service Co.[a,b]	6,865	121,510
McDermott International Inc.[a,b]	62,793	256,823
Nabors Industries Ltd.	76,863	707,140
National Oilwell Varco Inc.	106,506	3,312,337
Natural Gas Services Group Inc.[a]	3,158	68,307
Newpark Resources Inc.[a]	23,983	103,606
Noble Corp. PLC	64,619	668,807
Nordic American Offshore Ltd.[a]	4,861	21,777
North Atlantic Drilling Ltd.[a,b]	1,893	5,187
Oceaneering International Inc.	26,686	887,043
Oil States International Inc.[a]	14,325	451,524
Parker Drilling Co.[a,b]	31,875	67,575
Patterson-UTI Energy Inc.	38,550	679,251
PHI Inc. NVS[a]	3,619	68,363
Pioneer Energy Services Corp.[a]	16,285	35,827
RigNet Inc.[a]	3,246	44,405
Rowan Companies PLC Class A	33,102	532,942
RPC Inc.[b]	16,289	230,978
Schlumberger Ltd.	347,008	25,591,840
SEACOR Holdings Inc.[a,b]	5,288	287,932
Seadrill Ltd.[a,b]	100,754	332,488
Seventy Seven Energy Inc.[a,b]	10,039	5,824
Superior Energy Services Inc.	42,069	563,304
Tesco Corp.	8,105	69,784
TETRA Technologies Inc.[a]	20,936	132,944
Tidewater Inc.	13,140	89,746
U.S. Silica Holdings Inc.	17,546	398,645
Unit Corp.[a]	12,938	113,984
Weatherford International PLC[a]	245,057	1,906,543

		61,315,732

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.14%
Andersons Inc. (The)	7,412	$232,811
Casey’s General Stores Inc.	10,815	1,225,556
Chefs’ Warehouse Inc. (The)[a,b]	6,006	121,862
Costco Wholesale Corp.	120,251	18,949,153
CVS Health Corp.	308,354	31,985,560
Fairway Group Holdings Corp.[a,b]	4,155	1,455
Fresh Market Inc. (The)[a,b]	10,924	311,662
Ingles Markets Inc. Class A	3,246	121,725
Kroger Co. (The)	267,294	10,223,995
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,992	42,370
Performance Food Group Co.[a]	4,493	104,911
PriceSmart Inc.	5,557	470,011
Rite Aid Corp.[a]	267,982	2,184,053
Smart & Final Stores Inc.[a,b]	7,418	120,172
SpartanNash Co.	9,765	295,977
Sprouts Farmers Market Inc.[a]	40,989	1,190,321
SUPERVALU Inc.[a]	69,596	400,873
Sysco Corp.	162,876	7,611,195
United Natural Foods Inc.[a]	13,050	525,915
Village Super Market Inc. Class A	1,365	32,978
Wal-Mart Stores Inc.	431,679	29,565,695
Walgreens Boots Alliance Inc.	235,003	19,796,653
Weis Markets Inc.	2,969	133,783
Whole Foods Market Inc.	89,302	2,778,185

		128,426,871
FOOD PRODUCTS — 1.72%
Alico Inc.	945	26,091
Amplify Snack Brands Inc.[a]	4,039	57,839
Arcadia Biosciences Inc.[a,b]	2,189	6,085
Archer-Daniels-Midland Co.	169,274	6,146,339
B&G Foods Inc.	18,237	634,830
Blue Buffalo Pet Products Inc.[a,b]	10,465	268,532
Bunge Ltd.	39,855	2,258,583
Cal-Maine Foods Inc.[b]	9,044	469,474
Calavo Growers Inc.	4,480	255,629
Campbell Soup Co.	47,906	3,055,924
ConAgra Foods Inc.	116,463	5,196,579
Darling Ingredients Inc.[a]	45,156	594,705
Dean Foods Co.[b]	26,626	461,162
Farmer Bros. Co.[a]	1,801	50,194
Flowers Foods Inc.	47,920	884,603
Fresh Del Monte Produce Inc.	9,861	414,852
Freshpet Inc.[a,b]	6,529	47,858
General Mills Inc.	162,680	10,305,778
Hain Celestial Group Inc. (The)[a]	27,673	1,132,102
Hershey Co. (The)	39,949	3,678,903
Hormel Foods Corp.	73,560	3,180,734
Ingredion Inc.	19,810	2,115,510
Inventure Foods Inc.[a,b]	3,594	20,306
J&J Snack Foods Corp.	3,952	427,923
JM Smucker Co. (The)	32,677	4,242,782
John B Sanfilippo & Son Inc.	2,111	145,849
Kellogg Co.	68,145	5,216,500
Kraft Heinz Co. (The)	161,865	12,716,114
Lancaster Colony Corp.	4,926	544,668
Landec Corp.[a]	6,907	72,524
Lifeway Foods Inc.[a]	1,167	12,639
Limoneira Co.	2,071	31,479
McCormick & Co. Inc./MD	35,007	3,482,496

62

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Mead Johnson Nutrition Co.	50,762	$4,313,247
Mondelez International Inc. Class A	444,582	17,836,630
Omega Protein Corp.[a,b]	5,046	85,479
Pilgrim’s Pride Corp.[a]	16,276	413,410
Pinnacle Foods Inc.	31,201	1,394,061
Post Holdings Inc.[a]	16,627	1,143,439
Sanderson Farms Inc.[b]	6,097	549,828
Seaboard Corp.[a]	73	219,220
Seneca Foods Corp. Class Aa	2,349	81,604
Snyder’s-Lance Inc.	20,142	634,070
Tootsie Roll Industries Inc.[b]	5,634	196,867
TreeHouse Foods Inc.[a,b]	15,420	1,337,685
Tyson Foods Inc. Class A	80,346	5,355,864
WhiteWave Foods Co. (The)[a]	47,775	1,941,576

		103,658,566
GAS UTILITIES — 0.26%
AGL Resources Inc.	33,033	2,151,770
Atmos Energy Corp.	27,618	2,050,913
Chesapeake Utilities Corp.	3,957	249,172
Laclede Group Inc. (The)	11,545	782,174
National Fuel Gas Co.	23,848	1,193,592
New Jersey Resources Corp.	24,360	887,435
Northwest Natural Gas Co.	7,150	385,027
ONE Gas Inc.	14,976	915,033
Piedmont Natural Gas Co. Inc.	21,753	1,301,482
Questar Corp.	49,283	1,222,218
South Jersey Industries Inc.	20,024	569,683
Southwest Gas Corp.	12,356	813,643
UGI Corp.	46,858	1,887,909
WGL Holdings Inc.	13,765	996,173

		15,406,224
HEALTH CARE EQUIPMENT & SUPPLIES — 2.34%
Abaxis Inc.	5,805	263,489
Abbott Laboratories	406,996	17,024,643
ABIOMED Inc.[a]	11,260	1,067,561
Accuray Inc.[a,b]	19,080	110,282
Alere Inc.[a]	22,978	1,162,917
Align Technology Inc.[a]	21,741	1,580,353
Analogic Corp.	3,219	254,333
AngioDynamics Inc.[a]	6,595	81,053
Anika Therapeutics Inc.[a]	4,427	197,975
Antares Pharma Inc.[a,b]	28,145	24,489
AtriCure Inc.[a,b]	7,578	127,538
Atrion Corp.	398	157,353
Baxter International Inc.	148,708	6,108,925
Becton Dickinson and Co.	57,259	8,693,061
Boston Scientific Corp.[a]	364,817	6,862,208
Cantel Medical Corp.	9,824	701,041
Cardiovascular Systems Inc.[a,b]	8,213	85,169
Cerus Corp.[a,b]	27,025	160,258
ConforMIS Inc.[a,b]	2,783	29,917
CONMED Corp.	7,577	317,779
Cooper Companies Inc. (The)	13,178	2,029,017
Corindus Vascular Robotics Inc.[a,b]	6,053	5,996
CR Bard Inc.	20,355	4,125,348
CryoLife Inc.	7,249	77,927
Cutera Inc.[a]	4,432	49,860
Cynosure Inc. Class Aa	5,424	239,307
DENTSPLY SIRONA Inc.	66,122	4,075,099

Security	Shares	Value

DexCom Inc.[a]	21,239	$1,442,340
Edwards Lifesciences Corp.[a]	58,729	5,180,485
EndoChoice Holdings Inc.[a]	1,764	9,190
Endologix Inc.[a,b]	17,024	142,321
Entellus Medical Inc.[a]	1,435	26,103
Exactech Inc.[a]	2,186	44,288
GenMark Diagnostics Inc.[a,b]	12,528	66,023
Glaukos Corp.[a]	1,855	31,275
Globus Medical Inc. Class Aa,b	19,955	473,931
Greatbatch Inc.[a]	6,534	232,872
Haemonetics Corp.[a]	13,564	474,469
Halyard Health Inc.[a]	12,352	354,873
HeartWare International Inc.[a,b]	5,086	159,802
Hill-Rom Holdings Inc.	15,757	792,577
Hologic Inc.[a]	67,800	2,339,100
ICU Medical Inc.[a]	4,022	418,690
IDEXX Laboratories Inc.[a,b]	25,448	1,993,087
Inogen Inc.[a]	4,077	183,383
Insulet Corp.[a]	16,333	541,602
Integra LifeSciences Holdings Corp.[a]	7,720	520,019
Intuitive Surgical Inc.[a]	10,032	6,029,734
Invacare Corp.	8,564	112,788
InVivo Therapeutics Holdings Corp.[a,b]	6,752	47,129
Invuity Inc.[a,b]	1,242	8,967
iRadimed Corp.[a,b]	754	14,447
K2M Group Holdings Inc.[a,b]	5,225	77,487
Lantheus Holdings Inc.[a]	3,305	6,246
LDR Holding Corp.[a,b]	7,858	200,300
LeMaitre Vascular Inc.	3,197	49,617
LivaNova PLC[a]	11,922	643,550
Masimo Corp.[a]	11,440	478,650
Medtronic PLC	389,453	29,208,975
Meridian Bioscience Inc.	10,938	225,432
Merit Medical Systems Inc.[a]	11,160	206,348
Natus Medical Inc.[a]	9,559	367,352
Neogen Corp.[a]	10,502	528,776
Nevro Corp.[a,b]	5,057	284,507
Novocure Ltd.[a,b]	2,293	33,203
NuVasive Inc.[a]	13,228	643,542
Nuvectra Corp.	2,180	11,794
NxStage Medical Inc.[a]	15,891	238,206
OraSure Technologies Inc.[a]	14,332	103,620
Orthofix International NVa,b	4,991	207,226
Oxford Immunotec Global PLC[a]	8,038	79,657
Penumbra Inc.[a,b]	1,253	57,638
Quidel Corp.[a,b]	7,696	132,833
ResMed Inc.	38,989	2,254,344
Rockwell Medical Inc.[a,b]	14,580	109,496
RTI Surgical Inc.[a]	15,291	61,164
SeaSpine Holdings Corp.[a]	2,200	32,208
Second Sight Medical Products Inc.[a,b]	1,068	5,158
Sientra Inc.[a,b]	1,511	10,335
Spectranetics Corp. (The)[a,b]	10,753	156,134
St. Jude Medical Inc.	76,520	4,208,600
STAAR Surgical Co.[a,b]	9,744	72,008
STERIS PLC	22,968	1,631,876
Stryker Corp.	92,047	9,875,723
SurModics Inc.[a]	4,147	76,346
Tandem Diabetes Care Inc.[a,b]	2,922	25,451
Teleflex Inc.	11,505	1,806,400
TransEnterix Inc.[a,b]	7,654	32,530
Unilife Corp.[a,b]	37,880	25,758
Utah Medical Products Inc.	900	56,286

63

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Varian Medical Systems Inc.[a,b]	27,698	$2,216,394
Vascular Solutions Inc.[a]	4,360	141,831
Veracyte Inc.[a]	1,737	9,380
West Pharmaceutical Services Inc.	19,485	1,350,700
Wright Medical Group NVa,b	23,131	383,975
Zeltiq Aesthetics Inc.[a,b]	8,396	228,035
Zimmer Biomet Holdings Inc.	46,696	4,979,194

		140,786,678
HEALTH CARE PROVIDERS & SERVICES — 2.54%
AAC Holdings Inc.[a,b]	1,511	29,903
Acadia Healthcare Co. Inc.[a]	16,419	904,851
Aceto Corp.	7,284	171,611
Addus HomeCare Corp.[a]	1,407	24,186
Adeptus Health Inc. Class Aa,b	1,513	84,032
Aetna Inc.	95,187	10,694,259
Air Methods Corp.[a]	10,179	368,683
Alliance HealthCare Services Inc.[a]	1,291	9,282
Almost Family Inc.[a]	2,125	79,135
Amedisys Inc.[a]	7,955	384,545
AmerisourceBergen Corp.	56,575	4,896,566
AMN Healthcare Services Inc.[a]	12,225	410,882
Amsurg Corp.[a]	14,631	1,091,473
Anthem Inc.	71,881	9,990,740
BioScrip Inc.[a,b]	15,548	33,273
BioTelemetry Inc.[a]	7,043	82,262
Brookdale Senior Living Inc.[a]	49,322	783,233
Capital Senior Living Corp.[a]	7,622	141,159
Cardinal Health Inc.	90,582	7,423,195
Centene Corp.[a]	45,912	2,826,802
Chemed Corp.	4,526	613,047
Cigna Corp.	70,232	9,638,640
Civitas Solutions Inc.[a]	3,103	54,085
Community Health Systems Inc.[a]	32,251	596,966
CorVel Corp.[a]	3,259	128,470
Cross Country Healthcare Inc.[a]	7,214	83,899
DaVita HealthCare Partners Inc.[a]	48,412	3,552,472
Diplomat Pharmacy Inc.[a,b]	9,567	262,136
Ensign Group Inc. (The)	12,701	287,551
Envision Healthcare Holdings Inc.[a]	49,739	1,014,676
ExamWorks Group Inc.[a,b]	11,413	337,368
Express Scripts Holding Co.[a,b]	172,721	11,864,205
Five Star Quality Care Inc.[a]	9,608	22,002
Genesis Healthcare Inc.[a]	15,259	35,401
HCA Holdings Inc.[a]	88,091	6,875,502
HealthEquity Inc.[a,b]	9,545	235,475
HealthSouth Corp.	24,655	927,768
Healthways Inc.[a]	8,888	89,680
Henry Schein Inc.[a]	22,952	3,962,204
Humana Inc.	41,067	7,513,208
Kindred Healthcare Inc.	22,691	280,234
Laboratory Corp. of America Holdings[a]	27,368	3,205,614
Landauer Inc.	2,580	85,321
LHC Group Inc.[a]	4,106	146,009
LifePoint Health Inc.[a,b]	11,695	809,879
Magellan Health Inc.[a]	6,390	434,073
McKesson Corp.	63,307	9,955,026
MEDNAX Inc.[a,b]	25,219	1,629,652
Molina Healthcare Inc.[a,b]	10,539	679,660
National Healthcare Corp.	2,854	177,804
National Research Corp. Class A	2,058	32,002
Nobilis Health Corp.[a,b]	10,307	32,158

Security	Shares	Value

Owens & Minor Inc.	16,998	$687,059
Patterson Companies Inc.	23,215	1,080,194
PharMerica Corp.[a]	7,964	176,084
Premier Inc.[a,b]	10,473	349,379
Providence Service Corp. (The)[a]	3,326	169,859
Quest Diagnostics Inc.	39,050	2,790,122
RadNet Inc.[a]	8,729	42,161
Select Medical Holdings Corp.	27,823	328,590
Surgery Partners Inc.[a,b]	4,291	56,899
Surgical Care Affiliates Inc.[a,b]	5,609	259,584
Team Health Holdings Inc.[a,b]	19,498	815,211
Teladoc Inc.[a,b]	2,546	24,442
Tenet Healthcare Corp.[a,b]	27,215	787,330
Triple-S Management Corp. Class Ba	6,552	162,883
Trupanion Inc.[a,b]	2,218	21,847
U.S. Physical Therapy Inc.	3,183	158,291
UnitedHealth Group Inc.	260,138	33,531,788
Universal American Corp./NY	10,016	71,514
Universal Health Services Inc. Class B	25,336	3,159,906
VCA Inc.[a]	21,956	1,266,642
WellCare Health Plans Inc.[a]	11,413	1,058,556

		152,990,600
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	51,116	675,242
athenahealth Inc.[a,b]	10,657	1,478,978
Castlight Health Inc.[a]	11,472	38,202
Cerner Corp.[a]	82,102	4,348,122
Computer Programs & Systems Inc.	2,960	154,275
Connecture Inc.[a]	1,769	4,529
Evolent Health Inc.[a,b]	3,553	37,520
HealthStream Inc.[a]	7,464	164,880
HMS Holdings Corp.[a]	22,970	329,620
Imprivata Inc.[a,b]	1,592	20,107
IMS Health Holdings Inc.[a,b]	35,726	948,525
Inovalon Holdings Inc.[a,b]	6,789	125,732
Medidata Solutions Inc.[a]	15,262	590,792
Omnicell Inc.[a]	9,100	253,617
Press Ganey Holdings Inc.[a]	2,609	78,479
Quality Systems Inc.	14,358	218,816
Veeva Systems Inc.[a,b]	18,854	472,104
Vocera Communications Inc.[a]	5,644	71,961

		10,011,501
HOTELS, RESTAURANTS & LEISURE — 2.18%
Aramark	53,933	1,786,261
Belmond Ltd.[a]	26,210	248,733
Biglari Holdings Inc.[a,b]	470	174,704
BJ’s Restaurants Inc.[a]	6,546	272,117
Bloomin’ Brands Inc.	33,025	557,132
Bob Evans Farms Inc./DE	5,100	238,119
Bojangles’ Inc.[a,b]	2,964	50,418
Boyd Gaming Corp.[a,b]	20,944	432,703
Bravo Brio Restaurant Group Inc.[a]	5,200	40,300
Brinker International Inc.	16,083	739,014
Buffalo Wild Wings Inc.[a,b]	5,313	786,962
Caesars Acquisition Co. Class Aa,b	12,196	74,640
Caesars Entertainment Corp.[a,b]	13,841	94,119
Carnival Corp.	115,985	6,120,528
Carrols Restaurant Group Inc.[a]	7,667	110,711
Cheesecake Factory Inc. (The)	12,773	678,119

64

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Chipotle Mexican Grill Inc.[a]	8,552	$4,027,735
Choice Hotels International Inc.	9,238	499,314
Churchill Downs Inc.	3,430	507,228
Chuy’s Holdings Inc.[a,b]	4,282	133,042
ClubCorp Holdings Inc.	11,527	161,839
Cracker Barrel Old Country Store Inc.[b]	5,099	778,464
Darden Restaurants Inc.	34,099	2,260,764
Dave & Buster’s Entertainment Inc.[a,b]	5,942	230,431
Del Frisco’s Restaurant Group Inc.[a]	6,209	102,945
Denny’s Corp.[a,b]	25,633	265,558
Diamond Resorts International Inc.[a,b]	11,444	278,089
DineEquity Inc.	4,929	460,516
Domino’s Pizza Inc.	13,735	1,811,097
Dunkin’ Brands Group Inc.[b]	26,165	1,234,203
El Pollo Loco Holdings Inc.[a,b]	2,182	29,108
Eldorado Resorts Inc.[a]	9,297	106,358
Empire Resorts Inc.[a,b]	780	10,647
Extended Stay America Inc.	15,707	256,024
Fiesta Restaurant Group Inc.[a,b]	7,796	255,553
Fogo De Chao Inc.[a,b]	1,365	21,308
Habit Restaurants Inc. (The)[a,b]	3,558	66,286
Hilton Worldwide Holdings Inc.	142,917	3,218,491
Hyatt Hotels Corp. Class Aa,b	9,159	453,279
International Game Technology PLC	24,939	455,137
International Speedway Corp. Class A	7,309	269,775
Interval Leisure Group Inc.	10,262	148,183
Intrawest Resorts Holdings Inc.[a]	3,591	30,703
Isle of Capri Casinos Inc.[a]	5,920	82,880
J Alexander’s Holdings Inc.[a]	4,142	43,740
Jack in the Box Inc.[b]	9,904	632,568
Jamba Inc.[a,b]	3,733	46,140
Kona Grill Inc.[a,b]	3,414	44,211
Krispy Kreme Doughnuts Inc.[a]	19,187	299,125
La Quinta Holdings Inc.[a]	24,883	311,038
Las Vegas Sands Corp.	99,943	5,165,054
Marcus Corp. (The)	5,275	99,961
Marriott International Inc./MD Class A	53,172	3,784,783
Marriott Vacations Worldwide Corp.	6,961	469,867
McDonald’s Corp.	241,597	30,363,911
MGM Resorts International[a,b]	122,884	2,634,633
Monarch Casino & Resort Inc.[a]	2,276	44,291
Morgans Hotel Group Co.[a,b]	5,796	7,998
Noodles & Co.[a,b]	3,371	39,980
Norwegian Cruise Line Holdings Ltd.[a]	36,578	2,022,398
Panera Bread Co. Class Aa	6,301	1,290,634
Papa John’s International Inc.	7,576	410,543
Papa Murphy’s Holdings Inc.[a,b]	1,562	18,666
Penn National Gaming Inc.[a]	23,373	390,095
Pinnacle Entertainment Inc.[a]	14,372	504,457
Planet Fitness Inc. Class Aa	4,183	67,932
Popeyes Louisiana Kitchen Inc.[a,b]	6,559	341,462
Potbelly Corp.[a,b]	7,759	105,600
Red Robin Gourmet Burgers Inc.[a]	3,929	253,303
Royal Caribbean Cruises Ltd.	46,951	3,857,025
Ruby Tuesday Inc.[a]	16,967	91,282
Ruth’s Hospitality Group Inc.	9,159	168,617
Scientific Games Corp. Class Aa,b	12,671	119,488
SeaWorld Entertainment Inc.[b]	18,072	380,596
Shake Shack Inc. Class Aa,b	1,523	56,838
Six Flags Entertainment Corp.	19,382	1,075,507
Sonic Corp.	13,227	465,061
Speedway Motorsports Inc.	3,070	60,878
Starbucks Corp.	410,081	24,481,836

Security	Shares	Value

Starwood Hotels & Resorts Worldwide Inc.	47,080	$3,927,884
Texas Roadhouse Inc.	18,937	825,274
Vail Resorts Inc.	10,225	1,367,082
Wendy’s Co. (The)	54,128	589,454
Wingstop Inc.[a,b]	1,792	40,643
Wyndham Worldwide Corp.	30,625	2,340,669
Wynn Resorts Ltd.	22,585	2,110,117
Yum! Brands Inc.	112,124	9,177,349
Zoe’s Kitchen Inc.[a,b]	5,022	195,808

		131,283,335
HOUSEHOLD DURABLES — 0.62%
Bassett Furniture Industries Inc.	2,648	84,365
Beazer Homes USA Inc.[a,b]	10,667	93,016
CalAtlantic Group Inc.	20,723	692,563
Cavco Industries Inc.[a]	2,607	243,650
Century Communities Inc.[a]	4,329	73,896
CSS Industries Inc.	2,664	74,406
DR Horton Inc.	90,941	2,749,146
Ethan Allen Interiors Inc.	6,557	208,644
Flexsteel Industries Inc.	1,176	51,368
Garmin Ltd.	32,498	1,298,620
GoPro Inc.[a,b]	23,876	285,557
Green Brick Partners Inc.[a,b]	3,861	29,305
Harman International Industries Inc.	19,182	1,707,965
Helen of Troy Ltd.[a]	8,099	839,785
Hooker Furniture Corp.	2,716	89,221
Hovnanian Enterprises Inc. Class Aa,b	27,258	42,523
Installed Building Products Inc.[a]	5,265	140,102
iRobot Corp.[a,b]	7,268	256,560
Jarden Corp.[a]	57,981	3,417,980
KB Home[b]	21,242	303,336
La-Z-Boy Inc.	13,832	369,868
Leggett & Platt Inc.	37,516	1,815,774
Lennar Corp. Class A	48,271	2,334,386
Lennar Corp. Class B	2,454	94,994
LGI Homes Inc.[a]	4,306	104,248
Libbey Inc.	5,355	99,603
Lifetime Brands Inc.	2,321	34,977
M/I Homes Inc.[a]	5,689	106,100
MDC Holdings Inc.	10,153	254,434
Meritage Homes Corp.[a]	11,152	406,602
Mohawk Industries Inc.[a]	16,961	3,237,855
NACCO Industries Inc. Class A	1,391	79,857
New Home Co. Inc. (The)[a,b]	2,236	27,413
Newell Rubbermaid Inc.	74,075	3,280,782
NVR Inc.[a]	1,118	1,936,823
PulteGroup Inc.	98,038	1,834,291
Skullcandy Inc.[a]	4,272	15,208
Taylor Morrison Home Corp. Class Aa	8,393	118,509
Tempur Sealy International Inc.[a]	16,920	1,028,567
Toll Brothers Inc.[a]	47,587	1,404,292
TopBuild Corp.[a]	10,420	309,891
TRI Pointe Group Inc.[a,b]	43,334	510,475
Tupperware Brands Corp.	13,220	766,496
Universal Electronics Inc.[a]	3,934	243,869
WCI Communities Inc.[a]	3,836	71,273
Whirlpool Corp.	21,332	3,847,013
William Lyon Homes Class Aa,b	6,469	93,736
ZAGG Inc.[a]	7,940	71,539

		37,180,883

65

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.70%
Central Garden & Pet Co. Class Aa	10,218	$166,451
Church & Dwight Co. Inc.	36,013	3,319,678
Clorox Co. (The)	36,129	4,554,422
Colgate-Palmolive Co.	247,376	17,477,114
Energizer Holdings Inc.	16,590	672,061
HRG Group Inc.[a]	21,989	306,307
Kimberly-Clark Corp.	99,567	13,392,757
Oil-Dri Corp. of America	1,255	42,394
Orchids Paper Products Co.	1,618	44,511
Procter & Gamble Co. (The)	741,363	61,021,589
Spectrum Brands Holdings Inc.	7,044	769,768
WD-40 Co.	4,241	458,071

		102,225,123
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
Abengoa Yield PLC	12,997	231,087
AES Corp./VA	183,984	2,171,011
Atlantic Power Corp.	30,520	75,079
Calpine Corp.[a]	100,120	1,518,820
Dynegy Inc.[a,b]	34,940	502,088
NRG Energy Inc.	83,866	1,091,097
NRG Yield Inc. Class A	8,990	121,994
NRG Yield Inc. Class C	16,858	240,058
Ormat Technologies Inc.	10,679	440,402
Pattern Energy Group Inc.[b]	15,953	304,224
Talen Energy Corp.[a]	22,352	201,168
TerraForm Global Inc. Class A	11,569	27,534
TerraForm Power Inc.	16,324	141,203
Vivint Solar Inc.[a,b]	5,471	14,498

		7,080,263
INDUSTRIAL CONGLOMERATES — 2.21%
3M Co.	173,358	28,886,644
Carlisle Companies Inc.	17,517	1,742,942
Danaher Corp.	162,991	15,461,326
General Electric Co.	2,569,874	81,696,294
Raven Industries Inc.	9,729	155,859
Roper Technologies Inc.	27,629	5,049,752

		132,992,817
INSURANCE — 2.83%
Aflac Inc.	118,880	7,506,083
Alleghany Corp.[a]	4,449	2,207,594
Allied World Assurance Co. Holdings AG	25,663	896,665
Allstate Corp. (The)	106,105	7,148,294
Ambac Financial Group Inc.[a]	10,524	166,279
American Equity Investment Life Holding Co.	22,360	375,648
American Financial Group Inc./OH	19,285	1,357,085
American International Group Inc.	313,737	16,957,485
American National Insurance Co.	1,930	222,915
AMERISAFE Inc.	4,845	254,556
AmTrust Financial Services Inc.	22,590	584,629
Aon PLC	77,247	8,068,449
Arch Capital Group Ltd.[a]	34,279	2,437,237
Argo Group International Holdings Ltd.	7,156	410,683
Arthur J Gallagher & Co.	46,560	2,070,989
Aspen Insurance Holdings Ltd.	16,250	775,125
Assurant Inc.	18,267	1,409,299

Security	Shares	Value

Assured Guaranty Ltd.	38,326	$969,648
Atlas Financial Holdings Inc.[a]	3,070	55,690
Axis Capital Holdings Ltd.	27,068	1,501,191
Baldwin & Lyons Inc. Class B	2,367	58,252
Brown & Brown Inc.	31,158	1,115,456
Chubb Ltd.	127,222	15,158,501
Cincinnati Financial Corp.	44,857	2,931,853
Citizens Inc./TXa,b	10,274	74,384
CNA Financial Corp.	7,088	228,092
CNO Financial Group Inc.	50,634	907,361
Crawford & Co. Class B	6,772	43,883
Donegal Group Inc. Class A	2,017	29,004
eHealth Inc.[a]	5,583	52,424
EMC Insurance Group Inc.	1,749	44,862
Employers Holdings Inc.	7,594	213,695
Endurance Specialty Holdings Ltd.	17,406	1,137,308
Enstar Group Ltd.[a]	2,542	413,278
Erie Indemnity Co. Class A	6,577	611,595
Everest Re Group Ltd.	11,925	2,354,353
FBL Financial Group Inc. Class A	2,622	161,305
Federated National Holding Co.	3,019	59,354
Fidelity & Guaranty Life	3,573	93,756
First American Financial Corp.	30,006	1,143,529
FNF Group	77,060	2,612,334
Genworth Financial Inc. Class Aa	131,799	359,811
Global Indemnity PLC[a]	2,759	85,888
Greenlight Capital Re Ltd. Class Aa,b	7,552	164,558
Hallmark Financial Services Inc.[a]	3,852	44,298
Hanover Insurance Group Inc. (The)	11,983	1,081,106
Hartford Financial Services Group Inc. (The)	108,271	4,989,128
HCI Group Inc.	1,695	56,443
Heritage Insurance Holdings Inc.	6,344	101,314
Horace Mann Educators Corp.	10,687	338,671
Independence Holding Co.[b]	2,092	33,305
Infinity Property & Casualty Corp.	3,283	264,281
James River Group Holdings Ltd.	2,945	95,006
Kemper Corp.	11,389	336,773
Lincoln National Corp.	69,710	2,732,632
Loews Corp.	77,360	2,959,794
Maiden Holdings Ltd.	13,636	176,450
Markel Corp.[a]	3,784	3,373,701
Marsh & McLennan Companies Inc.	146,761	8,921,601
MBIA Inc.[a]	39,118	346,194
Mercury General Corp.	5,805	322,177
MetLife Inc.	255,392	11,221,924
National General Holdings Corp.	10,028	216,504
National Interstate Corp.	1,702	50,924
National Western Life Group Inc.	639	147,373
Navigators Group Inc. (The)[a]	2,710	227,288
Old Republic International Corp.	73,007	1,334,568
OneBeacon Insurance Group Ltd. Class A	6,057	77,106
Patriot National Inc.[a,b]	2,237	17,225
Primerica Inc.	13,869	617,587
Principal Financial Group Inc.	81,318	3,207,995
ProAssurance Corp.	14,811	749,437
Progressive Corp. (The)	160,023	5,623,208
Prudential Financial Inc.	123,550	8,922,781
Reinsurance Group of America Inc.	18,464	1,777,160
RenaissanceRe Holdings Ltd.	12,348	1,479,661
RLI Corp.	11,639	778,184
Safety Insurance Group Inc.	4,473	255,229
Selective Insurance Group Inc.	14,974	548,198
State Auto Financial Corp.	4,058	89,519

66

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

State National Companies Inc.	6,933	$87,356
Stewart Information Services Corp.	7,132	258,749
Third Point Reinsurance Ltd.[a,b]	22,256	253,051
Torchmark Corp.	33,911	1,836,620
Travelers Companies Inc. (The)	80,927	9,444,990
United Fire Group Inc.	5,295	232,027
United Insurance Holdings Corp.	4,433	85,158
Universal Insurance Holdings Inc.[b]	9,761	173,746
Unum Group	69,394	2,145,662
Validus Holdings Ltd.	23,930	1,129,257
White Mountains Insurance Group Ltd.	1,528	1,226,373
WR Berkley Corp.	26,784	1,505,261
XL Group PLC	84,839	3,122,075

		170,445,450
INTERNET & CATALOG RETAIL — 1.75%
1-800-Flowers.com Inc. Class Aa	6,819	53,734
Amazon.com Inc.[a]	104,162	61,834,730
Blue Nile Inc.	3,250	83,558
Duluth Holdings Inc.[a,b]	2,076	40,461
Etsy Inc.[a,b]	4,902	42,647
EVINE Live Inc.[a]	10,266	12,011
Expedia Inc.	32,192	3,470,941
FTD Companies Inc.[a]	4,822	126,577
Groupon Inc.[a]	128,016	510,784
HSN Inc.	8,991	470,319
Lands’ End Inc.[a,b]	3,998	101,989
Liberty Interactive Corp. QVC Group Series Aa	134,958	3,407,689
Liberty TripAdvisor Holdings Inc. Class Aa	19,510	432,342
Liberty Ventures Series Aa	38,114	1,491,020
Netflix Inc.[a]	116,266	11,885,873
NutriSystem Inc.	7,660	159,864
Overstock.com Inc.[a]	3,020	43,428
PetMed Express Inc.	5,265	94,296
Priceline Group Inc. (The)[a]	14,174	18,269,719
Shutterfly Inc.[a,b]	10,084	467,595
TripAdvisor Inc.[a,b]	30,896	2,054,584
Wayfair Inc. Class Aa,b	5,216	225,436

		105,279,597
INTERNET SOFTWARE & SERVICES — 3.84%
Actua Corp.[a]	10,078	91,206
Akamai Technologies Inc.[a,b]	49,414	2,745,936
Alarm.com Holdings Inc.[a]	2,170	51,429
Alphabet Inc. Class Aa	78,773	60,095,922
Alphabet Inc. Class Ca	80,384	59,882,061
Amber Road Inc.[a,b]	2,377	12,860
Angie’s List Inc.[a,b]	11,206	90,432
Apigee Corp.[a,b]	1,379	11,459
Appfolio Inc.[a,b]	1,507	18,446
Bankrate Inc.[a]	17,746	162,731
Bazaarvoice Inc.[a]	12,798	40,314
Benefitfocus Inc.[a,b]	2,904	96,848
Blucora Inc.[a]	10,746	55,449
Box Inc. Class Aa,b	3,362	41,218
Brightcove Inc.[a]	7,528	46,975
Carbonite Inc.[a]	3,028	24,133
Care.com Inc.[a,b]	1,756	10,799
ChannelAdvisor Corp.[a,b]	5,419	60,964
Cimpress NVa	9,386	851,216
comScore Inc.[a,b]	13,434	403,557

Security	Shares	Value

Cornerstone OnDemand Inc.[a,b]	14,125	$462,876
CoStar Group Inc.[a]	9,031	1,699,363
Cvent Inc.[a]	7,355	157,397
Demandware Inc.[a,b]	8,951	349,984
DHI Group Inc.[a]	12,111	97,736
EarthLink Holdings Corp.	28,205	159,922
eBay Inc.[a]	331,800	7,916,748
Endurance International Group Holdings Inc.[a]	15,427	162,446
Envestnet Inc.[a]	10,257	278,990
Everyday Health Inc.[a]	7,141	39,990
Facebook Inc. Class Aa	591,345	67,472,464
Five9 Inc.[a]	3,252	28,910
GoDaddy Inc. Class Aa,b	6,133	198,280
Gogo Inc.[a,b]	14,778	162,706
GrubHub Inc.[a,b]	20,029	503,329
GTT Communications Inc.[a]	6,613	109,379
Hortonworks Inc.[a,b]	1,923	21,730
IAC/InterActiveCorp	19,864	935,197
inContact Inc.[a,b]	14,782	131,412
Instructure Inc.[a,b]	1,381	24,775
Internap Corp.[a]	14,119	38,545
IntraLinks Holdings Inc.[a]	9,795	77,185
j2 Global Inc.	13,318	820,122
Limelight Networks Inc.[a]	16,863	30,522
LinkedIn Corp. Class Aa	29,708	3,397,110
Liquidity Services Inc.[a]	6,230	32,271
LivePerson Inc.[a]	14,709	86,048
LogMeIn Inc.[a,b]	6,486	327,284
Marchex Inc. Class B	6,718	29,895
Marin Software Inc.[a]	7,656	23,121
Marketo Inc.[a,b]	9,129	178,655
Match Group Inc.[a,b]	9,635	106,563
MaxPoint Interactive Inc.[a,b]	1,840	3,257
Monster Worldwide Inc.[a,b]	22,570	73,578
New Relic Inc.[a,b]	1,523	39,720
NIC Inc.	17,221	310,495
OPOWER Inc.[a,b]	8,010	54,548
Pandora Media Inc.[a,b]	58,590	524,380
Q2 Holdings Inc.[a]	5,238	125,922
QuinStreet Inc.[a,b]	8,767	29,983
Quotient Technology Inc.[a,b]	15,825	167,745
Rackspace Hosting Inc.[a,b]	30,856	666,181
RealNetworks Inc.[a]	5,961	24,202
Reis Inc.	2,193	51,645
RetailMeNot Inc.[a]	12,186	97,610
Rocket Fuel Inc.[a,b]	4,811	15,155
SciQuest Inc.[a]	6,048	83,946
Shutterstock Inc.[a,b]	5,174	190,041
SPS Commerce Inc.[a]	4,941	212,167
Stamps.com Inc.[a]	3,813	405,246
TechTarget Inc.[a,b]	4,395	32,611
Travelzoo Inc.[a]	1,924	15,623
TrueCar Inc.[a,b]	12,623	70,563
Twitter Inc.[a,b]	154,552	2,557,836
United Online Inc.[a]	4,512	52,068
VeriSign Inc.[a,b]	26,619	2,356,846
Web.com Group Inc.[a,b]	10,860	215,245
WebMD Health Corp.[a,b]	10,284	644,087
Wix.com Ltd.[a]	5,488	111,242
Xactly Corp.[a]	2,079	14,241
XO Group Inc.[a]	7,078	113,602
Yahoo! Inc.[a]	256,471	9,440,697
Yelp Inc.[a,b]	17,319	344,302

67

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Zillow Group Inc. Class Aa,b	11,828	$302,205
Zillow Group Inc. Class Ca,b	23,656	561,357

		230,763,256
IT SERVICES — 3.76%
6D Global Technologies Inc.[a,b]	2,837	851
Accenture PLC Class A	171,676	19,811,410
Acxiom Corp.[a]	22,810	489,046
Alliance Data Systems Corp.[a]	16,907	3,719,540
Amdocs Ltd.	42,754	2,583,197
Automatic Data Processing Inc.	128,679	11,543,793
Black Knight Financial Services Inc. Class Aa,b	5,342	165,762
Blackhawk Network Holdings Inc.[a]	14,105	483,802
Booz Allen Hamilton Holding Corp.	27,093	820,376
Broadridge Financial Solutions Inc.	33,369	1,979,115
CACI International Inc. Class Aa	6,340	676,478
Cardtronics Inc.[a,b]	11,786	424,178
Cass Information Systems Inc.	2,809	147,051
CIBER Inc.[a]	19,530	41,208
Cognizant Technology Solutions Corp. Class Aa	167,456	10,499,491
Computer Sciences Corp.	37,755	1,298,394
Convergys Corp.	27,934	775,727
CoreLogic Inc./U.S.[a]	23,887	828,879
CSG Systems International Inc.	9,030	407,795
CSRA Inc.	37,312	1,003,693
Datalink Corp.[a]	4,070	37,200
DST Systems Inc.	9,248	1,042,897
EPAM Systems Inc.[a,b]	13,059	975,116
Euronet Worldwide Inc.[a]	14,473	1,072,594
Everi Holdings Inc.[a]	16,852	38,591
EVERTEC Inc.	17,428	243,643
ExlService Holdings Inc.[a]	8,706	450,971
Fidelity National Information Services Inc.	77,267	4,891,774
First Data Corp. Class Aa	48,642	629,428
Fiserv Inc.[a]	60,850	6,241,993
FleetCor Technologies Inc.[a]	25,207	3,749,541
Forrester Research Inc.	3,786	127,247
Gartner Inc.[a]	22,746	2,032,355
Genpact Ltd.[a]	44,491	1,209,710
Global Payments Inc.	36,332	2,372,480
Hackett Group Inc. (The)	6,652	100,578
Heartland Payment Systems Inc.	10,379	1,002,300
International Business Machines Corp.	248,148	37,582,015
Jack Henry & Associates Inc.	22,566	1,908,407
Leidos Holdings Inc.	17,630	887,142
Lionbridge Technologies Inc.[a]	14,960	75,698
Luxoft Holding Inc.[a]	4,809	264,639
ManTech International Corp./VA Class A	6,166	197,250
MasterCard Inc. Class A	273,200	25,817,400
MAXIMUS Inc.	18,050	950,152
ModusLink Global Solutions Inc.[a,b]	10,320	15,170
MoneyGram International Inc.[a]	5,800	35,496
NeuStar Inc. Class Aa,b	15,753	387,524
Paychex Inc.	89,221	4,818,826
PayPal Holdings Inc.[a]	332,595	12,838,167
Perficient Inc.[a]	8,596	186,705
PFSweb Inc.[a]	4,949	64,931
Sabre Corp.	30,284	875,813
Science Applications International Corp.	12,256	653,735
ServiceSource International Inc.[a,b]	16,209	69,050
Square Inc.[a,b]	8,413	128,551
Sykes Enterprises Inc.[a]	10,296	310,733

Security	Shares	Value

Syntel Inc.[a]	8,160	$407,429
TeleTech Holdings Inc.	4,931	136,885
Teradata Corp.[a]	36,228	950,623
Total System Services Inc.	45,135	2,147,523
Travelport Worldwide Ltd.	27,909	381,237
Unisys Corp.[a,b]	14,474	111,450
Vantiv Inc. Class Aa	39,690	2,138,497
Virtusa Corp.[a]	8,411	315,076
Visa Inc. Class A	534,916	40,910,376
Western Union Co. (The)	142,551	2,749,809
WEX Inc.[a]	10,552	879,615
Xerox Corp.	274,663	3,065,239

		226,179,367
LEISURE PRODUCTS — 0.18%
Arctic Cat Inc.	3,325	55,860
Black Diamond Inc.[a]	5,673	25,642
Brunswick Corp./DE	25,353	1,216,437
Callaway Golf Co.	18,371	167,544
Escalade Inc.	2,647	31,155
Hasbro Inc.	30,847	2,470,845
JAKKS Pacific Inc.[a,b]	5,866	43,643
Johnson Outdoors Inc. Class A	1,598	35,508
Malibu Boats Inc. Class Aa	5,126	84,066
Marine Products Corp.	2,717	20,622
Mattel Inc.	92,997	3,126,559
MCBC Holdings Inc.[a]	1,878	26,442
Nautilus Inc.[a,b]	8,221	158,830
Performance Sports Group Ltd.[a]	11,828	37,613
Polaris Industries Inc.	18,224	1,794,699
Smith & Wesson Holding Corp.[a,b]	13,786	366,983
Sturm Ruger & Co. Inc.	5,089	347,986
Vista Outdoor Inc.[a]	17,122	888,803

		10,899,237
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Accelerate Diagnostics Inc.[a,b]	5,969	85,775
Affymetrix Inc.[a,b]	23,903	334,881
Agilent Technologies Inc.	90,848	3,620,293
Albany Molecular Research Inc.[a,b]	6,165	94,263
Bio-Rad Laboratories Inc. Class Aa	5,551	758,933
Bio-Techne Corp.	9,871	933,007
Bruker Corp.	31,688	887,264
Cambrex Corp.[a]	7,989	351,516
Charles River Laboratories International Inc.[a]	13,084	993,599
Fluidigm Corp.[a,b]	6,965	56,208
Harvard Bioscience Inc.[a]	12,845	38,792
Illumina Inc.[a]	39,605	6,420,367
INC Research Holdings Inc.[a]	4,101	169,002
Luminex Corp.[a]	10,572	205,097
Mettler-Toledo International Inc.[a]	7,737	2,667,408
NanoString Technologies Inc.[a]	2,685	40,866
NeoGenomics Inc.[a]	13,166	88,739
Pacific Biosciences of California Inc.[a]	18,497	157,224
PAREXEL International Corp.[a]	15,100	947,223
PerkinElmer Inc.	31,083	1,537,365
PRA Health Sciences Inc.[a]	5,178	221,411
QIAGEN NVa	62,848	1,404,024
Quintiles Transnational Holdings Inc.[a]	21,202	1,380,250
Sequenom Inc.[a,b]	30,174	42,545
Thermo Fisher Scientific Inc.	108,582	15,374,125

68

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

VWR Corp.[a,b]	7,774	$210,364
Waters Corp.[a]	22,795	3,007,116

		42,027,657
MACHINERY — 1.64%
Accuride Corp.[a]	12,691	19,671
Actuant Corp. Class A	17,135	423,406
AGCO Corp.[b]	20,400	1,013,880
Alamo Group Inc.	3,176	176,935
Albany International Corp. Class A	7,303	274,520
Allison Transmission Holdings Inc.	48,091	1,297,495
Altra Industrial Motion Corp.	7,178	199,405
American Railcar Industries Inc.[b]	2,612	106,387
Astec Industries Inc.	5,260	245,484
Barnes Group Inc.	14,593	511,193
Blount International Inc.[a]	13,175	131,486
Blue Bird Corp.[a]	1,372	14,886
Briggs & Stratton Corp.	12,948	309,716
Caterpillar Inc.	165,259	12,648,924
Chart Industries Inc.[a]	7,963	172,956
CIRCOR International Inc.	4,749	220,306
CLARCOR Inc.	13,525	781,610
Colfax Corp.[a]	26,915	769,500
Columbus McKinnon Corp./NY	5,216	82,204
Commercial Vehicle Group Inc.[a]	6,568	17,405
Crane Co.	13,044	702,550
Cummins Inc.	46,495	5,111,660
Deere & Co.	86,079	6,627,222
Donaldson Co. Inc.	36,716	1,171,608
Douglas Dynamics Inc.	5,922	135,673
Dover Corp.	44,286	2,848,918
EnPro Industries Inc.	6,538	377,112
ESCO Technologies Inc.	7,149	278,668
ExOne Co. (The)[a,b]	3,355	44,085
Federal Signal Corp.	16,192	214,706
Flowserve Corp.	36,655	1,627,849
FreightCar America Inc.	3,108	48,423
Global Brass & Copper Holdings Inc.	5,710	142,464
Gorman-Rupp Co. (The)	5,123	132,839
Graco Inc.	15,007	1,259,988
Graham Corp.	2,783	55,409
Greenbrier Companies Inc. (The)[b]	7,314	202,159
Harsco Corp.	21,627	117,867
Hillenbrand Inc.	16,684	499,686
Hurco Companies Inc.	1,731	57,106
Hyster-Yale Materials Handling Inc.	2,692	179,287
IDEX Corp.	20,960	1,737,165
Illinois Tool Works Inc.	81,947	8,394,651
Ingersoll-Rand PLC	72,376	4,488,036
ITT Corp.	25,138	927,341
John Bean Technologies Corp.	7,724	435,711
Joy Global Inc.[b]	26,774	430,258
Kadant Inc.	3,054	137,919
Kennametal Inc.	20,751	466,690
LB Foster Co. Class A	2,572	46,707
Lincoln Electric Holdings Inc.	20,421	1,196,058
Lindsay Corp.[b]	3,330	238,461
Lydall Inc.[a]	4,567	148,519
Manitowoc Co. Inc. (The)	39,904	172,784
Manitowoc Foodservice Inc.	39,584	583,468
Meritor Inc.[a]	25,830	208,190
Middleby Corp. (The)[a]	15,702	1,676,503

Security	Shares	Value

Milacron Holdings Corp.[a,b]	3,957	$65,251
Miller Industries Inc./TN	2,885	58,508
Mueller Industries Inc.	15,049	442,742
Mueller Water Products Inc. Class A	41,836	413,340
Navistar International Corp.[a,b]	14,860	186,047
NN Inc.	7,360	100,685
Nordson Corp.	15,360	1,167,974
Omega Flex Inc.	762	26,502
Oshkosh Corp.	20,683	845,314
PACCAR Inc.	97,636	5,339,713
Parker-Hannifin Corp.	38,127	4,235,147
Pentair PLC	49,255	2,672,576
Proto Labs Inc.[a,b]	6,007	463,080
RBC Bearings Inc.[a]	6,016	440,732
Rexnord Corp.[a,b]	27,113	548,225
Snap-on Inc.	16,025	2,515,765
SPX Corp.	10,936	164,259
SPX FLOW Inc.[a]	10,936	274,275
Standex International Corp.	3,292	256,150
Stanley Black & Decker Inc.	42,027	4,421,661
Sun Hydraulics Corp.	5,617	186,428
Tennant Co.	5,001	257,451
Terex Corp.	29,485	733,587
Timken Co. (The)	19,484	652,519
Titan International Inc.	10,062	54,134
Toro Co. (The)	15,298	1,317,464
TriMas Corp.[a]	11,922	208,873
Trinity Industries Inc.	41,351	757,137
Twin Disc Inc.	2,177	22,053
Wabash National Corp.[a]	18,216	240,451
WABCO Holdings Inc.[a]	14,672	1,568,730
Wabtec Corp./DE	26,470	2,098,806
Watts Water Technologies Inc. Class A	7,559	416,728
Woodward Inc.	17,255	897,605
Xerium Technologies Inc.[a]	2,910	15,190
Xylem Inc./NY	49,546	2,026,431

		98,632,642
MARINE — 0.02%
Eagle Bulk Shipping Inc.[a]	9,820	3,535
Golden Ocean Group Ltd.[a,b]	24,780	17,222
Kirby Corp.[a]	14,761	889,941
Matson Inc.	11,265	452,515
Navios Maritime Holdings Inc.[b]	21,174	23,927
Safe Bulkers Inc.	10,380	8,340
Scorpio Bulkers Inc.[a]	7,023	23,036
Ultrapetrol Bahamas Ltd.[a]	5,712	1,542

		1,420,058
MEDIA — 3.22%
AMC Entertainment Holdings Inc. Class A	5,597	156,660
AMC Networks Inc. Class Aa,b	15,971	1,037,157
Cable One Inc.	929	406,094
Cablevision Systems Corp. Class A	54,717	1,805,661
Carmike Cinemas Inc.[a]	7,574	227,523
CBS Corp. Class B NVS	125,102	6,891,869
Central European Media Enterprises Ltd. Class Aa,b	20,316	51,806
Charter Communications Inc. Class Aa,b	20,526	4,155,078
Cinemark Holdings Inc.	30,927	1,108,114
Clear Channel Outdoor Holdings Inc. Class A	10,961	51,517
Comcast Corp. Class A	684,302	41,797,166

69

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Crown Media Holdings Inc. Class Aa	9,093	$46,192
Cumulus Media Inc. Class Aa,b	36,595	16,991
Daily Journal Corp.[a,b]	220	43,052
Discovery Communications Inc. Class Aa,b	41,867	1,198,652
Discovery Communications Inc. Class C NVS[a]	68,933	1,861,191
DISH Network Corp. Class Aa	58,924	2,725,824
DreamWorks Animation SKG Inc. Class Aa,b	19,653	490,342
Entercom Communications Corp. Class Aa	6,268	66,315
Entravision Communications Corp. Class A	21,762	161,909
Eros International PLC[a,b]	8,067	92,851
EW Scripps Co. (The) Class A	16,586	258,576
Gannett Co. Inc.	30,422	460,589
Global Eagle Entertainment Inc.[a,b]	11,392	97,060
Gray Television Inc.[a]	17,648	206,835
Harte-Hanks Inc.	11,958	30,254
Hemisphere Media Group Inc.[a,b]	2,258	29,648
IMAX Corp.[a,b]	16,085	500,083
Interpublic Group of Companies Inc. (The)	113,492	2,604,641
John Wiley & Sons Inc. Class A	13,507	660,357
Journal Media Group Inc.	9,744	116,538
Liberty Broadband Corp. Class Aa	7,546	438,875
Liberty Broadband Corp. Class Ca,b	18,587	1,077,117
Liberty Media Corp. Class Aa	27,933	1,079,052
Liberty Media Corp. Class Ca	54,029	2,057,965
Lions Gate Entertainment Corp.	25,345	553,788
Live Nation Entertainment Inc.[a]	39,690	885,484
Loral Space & Communications Inc.[a,b]	3,415	119,969
Madison Square Garden Co. (The)[a]	5,422	902,004
MDC Partners Inc. Class A	12,811	302,340
Media General Inc.[a]	25,696	419,102
Meredith Corp.	9,680	459,800
MSG Networks Inc. Class Aa	16,246	280,893
National CineMedia Inc.	14,944	227,298
New Media Investment Group Inc.	12,132	201,876
New York Times Co. (The) Class A	37,620	468,745
News Corp. Class A	103,137	1,317,059
News Corp. Class B	32,044	424,583
Nexstar Broadcasting Group Inc. Class A	9,002	398,519
Omnicom Group Inc.	66,544	5,538,457
Reading International Inc. Class Aa,b	4,575	54,808
Regal Entertainment Group Class Ab	21,901	462,987
Saga Communications Inc. Class A	1,237	49,554
Scholastic Corp.	6,913	258,339
Scripps Networks Interactive Inc. Class A	24,574	1,609,597
Sinclair Broadcast Group Inc. Class A	18,167	558,635
Sirius XM Holdings Inc.[a,b]	582,648	2,301,460
Sizmek Inc.[a]	7,085	20,546
Starz Series Aa	22,978	605,011
TEGNA Inc.	60,855	1,427,658
Thomson Reuters Corp.	90,470	3,662,226
Time Inc.	29,670	458,105
Time Warner Cable Inc.	77,167	15,789,912
Time Warner Inc.	225,472	16,357,994
Townsquare Media Inc. Class Aa,b	2,366	26,523
Tribune Media Co.	21,554	826,596
Tribune Publishing Co.	9,501	73,348
Twenty-First Century Fox Inc. Class A	307,282	8,567,022
Twenty-First Century Fox Inc. Class B	132,060	3,724,092
Viacom Inc. Class A	2,672	121,042
Viacom Inc. Class B NVS	94,596	3,904,923
Walt Disney Co. (The)	463,676	46,047,664
World Wrestling Entertainment Inc. Class Ab	7,099	125,368

		193,542,881

Security	Shares	Value

METALS & MINING — 0.43%
AK Steel Holding Corp.[a,b]	47,139	$194,684
Alcoa Inc.	360,434	3,452,958
Allegheny Technologies Inc.	28,688	467,614
Carpenter Technology Corp.	12,165	416,408
Century Aluminum Co.[a]	13,841	97,579
Cliffs Natural Resources Inc.[a,b]	40,749	122,247
Coeur Mining Inc.[a]	38,890	218,562
Commercial Metals Co.	30,970	525,561
Compass Minerals International Inc.	8,838	626,261
Ferroglobe PLC	16,211	142,819
Freeport-McMoRan Inc.[b]	342,529	3,541,750
Gerber Scientific Inc. Escrow[a]	5,665	57
Handy & Harman Ltd.[a]	1,599	43,733
Haynes International Inc.	3,210	117,165
Hecla Mining Co.	107,593	299,108
Kaiser Aluminum Corp.	5,175	437,494
Materion Corp.	5,382	142,515
Newmont Mining Corp.	145,518	3,867,868
Nucor Corp.	87,670	4,146,791
Olympic Steel Inc.	2,329	40,315
Real Industry Inc.[a,b]	6,068	52,792
Reliance Steel & Aluminum Co.	19,977	1,382,209
Royal Gold Inc.	17,172	880,752
Ryerson Holding Corp.[a,b]	2,931	16,296
Schnitzer Steel Industries Inc. Class A	6,770	124,839
Southern Copper Corp.[b]	30,690	850,420
Steel Dynamics Inc.	67,816	1,526,538
Stillwater Mining Co.[a,b]	30,827	328,308
SunCoke Energy Inc.	18,831	122,401
Tahoe Resources Inc.	42,556	426,837
TimkenSteel Corp.	10,877	98,981
U.S. Steel Corp.	38,451	617,138
Worthington Industries Inc.	13,911	495,788

		25,824,788
MULTI-UTILITIES — 1.07%
Alliant Energy Corp.	30,863	2,292,504
Ameren Corp.	66,097	3,311,460
Avista Corp.	17,877	729,024
Black Hills Corp.	13,897	835,627
CenterPoint Energy Inc.	116,412	2,435,339
CMS Energy Corp.	74,958	3,181,217
Consolidated Edison Inc.	79,899	6,121,861
Dominion Resources Inc./VA	162,357	12,196,258
DTE Energy Co.	48,946	4,437,444
MDU Resources Group Inc.	54,090	1,052,591
NiSource Inc.	87,938	2,071,819
NorthWestern Corp.	12,516	772,863
Public Service Enterprise Group Inc.	137,964	6,503,623
SCANA Corp.	39,300	2,756,895
Sempra Energy	67,514	7,024,832
TECO Energy Inc.	64,879	1,786,119
Unitil Corp.	3,725	158,275
Vectren Corp.	23,326	1,179,363
WEC Energy Group Inc.	86,584	5,201,101

		64,048,215
MULTILINE RETAIL — 0.60%
Big Lots Inc.	13,351	604,667

70

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Dillard’s Inc. Class A	6,048	$513,536
Dollar General Corp.	78,190	6,693,064
Dollar Tree Inc.[a]	62,907	5,187,311
Fred’s Inc. Class A	9,815	146,342
JC Penney Co. Inc.[a]	81,204	898,116
Kohl’s Corp.	51,486	2,399,762
Macy’s Inc.	85,278	3,759,907
Nordstrom Inc.	34,707	1,985,588
Ollie’s Bargain Outlet Holdings Inc.[a]	2,759	64,643
Sears Holdings Corp.[a,b]	3,557	54,458
Target Corp.	163,762	13,474,337
Tuesday Morning Corp.[a]	11,216	91,747

		35,873,478
OIL, GAS & CONSUMABLE FUELS — 5.13%
Abraxas Petroleum Corp.[a]	21,565	21,781
Adams Resources & Energy Inc.	635	25,387
Alon USA Energy Inc.	9,863	101,786
Anadarko Petroleum Corp.	138,612	6,455,161
Antero Resources Corp.[a]	18,552	461,388
Apache Corp.	103,161	5,035,288
Approach Resources Inc.[a,b]	9,157	10,622
Ardmore Shipping Corp.	4,819	40,721
Bill Barrett Corp.[a]	12,843	79,883
Bonanza Creek Energy Inc.[a,b]	14,546	23,128
Cabot Oil & Gas Corp.	127,179	2,888,235
California Resources Corp.	100,821	103,846
Callon Petroleum Co.[a]	27,748	245,570
Carrizo Oil & Gas Inc.[a,b]	15,737	486,588
Cheniere Energy Inc.[a]	65,356	2,210,994
Chesapeake Energy Corp.[b]	157,159	647,495
Chevron Corp.	513,877	49,023,866
Cimarex Energy Co.	26,155	2,544,097
Clayton Williams Energy Inc.[a,b]	1,647	14,691
Clean Energy Fuels Corp.[a,b]	17,658	51,738
Cloud Peak Energy Inc.[a,b]	16,232	31,652
Cobalt International Energy Inc.[a]	100,195	297,579
Columbia Pipeline Group Inc.	108,426	2,721,493
Concho Resources Inc.[a]	35,622	3,599,247
ConocoPhillips	337,014	13,571,554
CONSOL Energy Inc.	61,039	689,130
Contango Oil & Gas Co.[a]	5,265	62,074
Continental Resources Inc./OKa,b	24,172	733,862
CVR Energy Inc.	4,374	114,161
Delek U.S. Holdings Inc.	15,755	240,106
Denbury Resources Inc.	93,992	208,662
Devon Energy Corp.	131,056	3,596,177
DHT Holdings Inc.	29,310	168,826
Diamondback Energy Inc.[a,b]	19,465	1,502,309
Dorian LPG Ltd.[a,b]	6,538	61,457
Earthstone Energy Inc.[a,b]	353	4,275
Eclipse Resources Corp.[a,b]	8,066	11,615
Energen Corp.	25,967	950,133
Energy Fuels Inc./Canada[a]	14,074	31,104
Energy XXI Ltd.[b]	25,732	16,028
EOG Resources Inc.	150,487	10,922,346
EP Energy Corp. Class Aa,b	9,352	42,271
EQT Corp.	41,563	2,795,527
Erin Energy Corp.[a,b]	3,726	7,005
Evolution Petroleum Corp.	4,131	20,077
EXCO Resources Inc.[a,b]	40,528	40,086
Exxon Mobil Corp.	1,142,512	95,502,578

Security	Shares	Value

Frontline Ltd.[b]	13,087	$109,538
GasLog Ltd.[b]	11,526	112,263
Gastar Exploration Inc.[a,b]	15,749	17,324
Gener8 Maritime Inc.[a]	4,537	32,031
Golar LNG Ltd.[b]	24,047	432,125
Green Plains Inc.	10,173	162,361
Gulfport Energy Corp.[a]	34,408	975,123
Halcon Resourses Corp.[a,b]	26,917	25,870
Hallador Energy Co.[b]	1,808	8,263
Hess Corp.	75,367	3,968,073
HollyFrontier Corp.	49,614	1,752,366
Isramco Inc.[a]	237	19,363
Jones Energy Inc. Class Aa	10,180	33,899
Kinder Morgan Inc./DE	486,427	8,687,586
Kosmos Energy Ltd.[a,b]	41,606	242,147
Laredo Petroleum Inc.[a,b]	35,882	284,544
Marathon Oil Corp.	230,978	2,573,095
Marathon Petroleum Corp.	149,249	5,549,078
Matador Resources Co.[a,b]	20,490	388,490
Memorial Resource Development Corp.[a]	25,777	262,410
Murphy Oil Corp.[b]	47,620	1,199,548
Navios Maritime Acquisition Corp.	21,945	34,893
Newfield Exploration Co.[a]	54,287	1,805,043
Noble Energy Inc.	116,761	3,667,463
Nordic American Tankers Ltd.[b]	23,047	324,732
Northern Oil and Gas Inc.[a,b]	16,898	67,423
Oasis Petroleum Inc.[a,b]	50,250	365,820
Occidental Petroleum Corp.	209,452	14,332,800
ONEOK Inc.	56,164	1,677,057
Pacific Ethanol Inc.[a,b]	5,404	25,291
Panhandle Oil and Gas Inc. Class A	3,724	64,462
Par Pacific Holdings Inc.[a]	3,996	74,965
Parsley Energy Inc. Class Aa,b	28,361	640,959
PBF Energy Inc.	26,109	866,819
PDC Energy Inc.[a]	12,705	755,312
Peabody Energy Corp.[b]	4,777	11,083
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	148,166	12,829,694
Pioneer Natural Resources Co.	43,978	6,189,464
QEP Resources Inc.	59,021	832,786
Range Resources Corp.[b]	45,355	1,468,595
Renewable Energy Group Inc.[a,b]	10,956	103,425
REX American Resources Corp.[a,b]	1,690	93,744
Rex Energy Corp.[a,b]	11,585	8,901
Ring Energy Inc.[a,b]	4,970	25,099
RSP Permian Inc.[a,b]	17,489	507,881
Sanchez Energy Corp.[a,b]	14,449	79,325
Scorpio Tankers Inc.	49,870	290,742
SemGroup Corp. Class A	11,970	268,128
Ship Finance International Ltd.[b]	17,565	243,978
SM Energy Co.	17,655	330,855
Southwestern Energy Co.[a,b]	102,328	825,787
Spectra Energy Corp.	184,484	5,645,210
Stone Energy Corp.[a,b]	14,985	11,838
Synergy Resources Corp.[a,b]	28,739	223,302
Targa Resources Corp.	43,926	1,311,630
Teekay Corp.	12,100	104,786
Teekay Tankers Ltd. Class A	27,775	101,934
Tesoro Corp.	34,631	2,978,612
TransAtlantic Petroleum Ltd.[a]	6,040	4,530
Triangle Petroleum Corp.[a]	18,029	9,777
Ultra Petroleum Corp.[a,b]	40,862	20,349
Uranium Energy Corp.[a,b]	41,216	30,830

71

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Valero Energy Corp.	131,815	$8,454,614
W&T Offshore Inc.[a,b]	9,223	20,198
Western Refining Inc.	18,972	551,895
Westmoreland Coal Co.[a,b]	4,554	32,834
Whiting Petroleum Corp.[a,b]	55,558	443,353
Williams Companies Inc. (The)	203,570	3,271,370
World Fuel Services Corp.	19,185	932,007
WPX Energy Inc.[a,b]	63,039	440,643

		308,651,334
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[a]	10,422	215,944
Clearwater Paper Corp.[a,b]	4,898	237,602
Deltic Timber Corp.	2,939	176,781
Domtar Corp.	17,596	712,638
KapStone Paper and Packaging Corp.	23,735	328,729
Louisiana-Pacific Corp.[a]	41,298	707,022
Neenah Paper Inc.	4,240	269,918
PH Glatfelter Co.	11,312	234,498
Schweitzer-Mauduit International Inc.	8,254	259,836

		3,142,968
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.	114,736	551,880
Coty Inc. Class A	22,158	616,657
Edgewell Personal Care Co.	17,146	1,380,767
Elizabeth Arden Inc.[a,b]	6,757	55,340
Estee Lauder Companies Inc. (The) Class A	57,242	5,398,493
Herbalife Ltd.[a,b]	19,693	1,212,301
Inter Parfums Inc.	4,349	134,384
Medifast Inc.	3,696	111,582
Natural Health Trends Corp.[b]	1,966	65,173
Nature’s Sunshine Products Inc.	3,126	30,010
Nu Skin Enterprises Inc. Class Ab	15,574	595,706
Nutraceutical International Corp.[a,b]	2,144	52,207
Revlon Inc. Class Aa	3,071	111,815
Synutra International Inc.[a]	4,592	22,822
USANA Health Sciences Inc.[a,b]	1,650	200,343

		10,539,480
PHARMACEUTICALS — 4.66%
Aclaris Therapeutics Inc.[a,b]	1,539	29,164
Aerie Pharmaceuticals Inc.[a]	7,079	86,081
Agile Therapeutics Inc.[a,b]	2,797	17,369
Akorn Inc.[a]	20,931	492,506
Alimera Sciences Inc.[a,b]	4,555	7,971
Allergan PLC[a]	107,251	28,746,486
Amphastar Pharmaceuticals Inc.[a,b]	8,168	98,016
ANI Pharmaceuticals Inc.[a,b]	1,837	61,833
Aralez Pharmaceuticals Inc.[a]	18,347	65,132
Aratana Therapeutics Inc.[a]	6,763	37,332
Assembly Biosciences Inc.[a]	4,168	20,923
BioDelivery Sciences International Inc.[a,b]	9,399	30,359
Bristol-Myers Squibb Co.	455,564	29,101,428
Carbylan Therapeutics Inc.[a,b]	3,302	2,124
Catalent Inc.[a]	22,265	593,808
Cempra Inc.[a,b]	11,794	206,631
Collegium Pharmaceutical Inc.[a]	1,791	32,507
Corcept Therapeutics Inc.[a,b]	13,206	61,804
Corium International Inc.[a]	2,340	9,032

Security	Shares	Value

Depomed Inc.[a,b]	14,889	$207,404
Dermira Inc.[a]	4,909	101,518
DURECT Corp.[a]	27,805	37,537
Eli Lilly & Co.	267,431	19,257,706
Endo International PLC[a]	62,406	1,756,729
Endocyte Inc.[a]	11,912	36,927
Flex Pharma Inc.[a]	1,464	16,060
Foamix Pharmaceuticals Ltd.[a,b]	5,887	38,383
Heska Corp.[a]	2,348	66,918
Impax Laboratories Inc.[a]	19,623	628,328
Innoviva Inc.[b]	26,149	329,216
Intersect ENT Inc.[a]	3,991	75,829
Intra-Cellular Therapies Inc.[a,b]	7,866	218,675
Jazz Pharmaceuticals PLC[a]	16,583	2,164,911
Johnson & Johnson	757,757	81,989,307
Lannett Co. Inc.[a,b]	6,813	122,157
Mallinckrodt PLC[a,b]	32,381	1,984,308
Medicines Co. (The)[a]	18,820	597,911
Merck & Co. Inc.	772,061	40,849,747
Mylan NVa	114,193	5,292,846
MyoKardia Inc.[a,b]	1,681	18,003
Nektar Therapeutics[a,b]	35,836	492,745
Neos Therapeutics Inc.[a]	1,494	16,120
Ocular Therapeutix Inc.[a,b]	4,700	45,402
Omeros Corp.[a,b]	10,729	164,583
Orexigen Therapeutics Inc.[a,b]	23,645	13,305
Pacira Pharmaceuticals Inc./DEa,b	9,491	502,833
Paratek Pharmaceuticals Inc.[a,b]	3,023	45,859
Pernix Therapeutics Holdings Inc.[a,b]	9,135	9,592
Perrigo Co. PLC	40,254	5,149,694
Pfizer Inc.	1,682,695	49,875,080
Phibro Animal Health Corp.	5,716	154,561
Prestige Brands Holdings Inc.[a]	14,769	788,517
Relypsa Inc.[a,b]	8,560	115,988
Revance Therapeutics Inc.[a]	4,221	73,699
Sagent Pharmaceuticals Inc.[a]	6,777	82,476
SciClone Pharmaceuticals Inc.[a,b]	15,123	166,353
Sucampo Pharmaceuticals Inc. Class Aa,b	7,025	76,783
Supernus Pharmaceuticals Inc.[a]	10,815	164,929
Teligent Inc.[a,b]	8,130	39,837
Tetraphase Pharmaceuticals Inc.[a,b]	9,267	42,906
TherapeuticsMD Inc.[a,b]	43,298	277,107
Theravance Biopharma Inc.[a]	6,347	119,324
VIVUS Inc.[a,b]	26,607	37,250
XenoPort Inc.[a,b]	19,933	89,898
Zoetis Inc.	137,511	6,095,863
Zogenix Inc.[a,b]	7,569	69,938
Zynerba Pharmaceuticals Inc.[a,b]	927	8,760

		280,210,328
PROFESSIONAL SERVICES — 0.43%
Acacia Research Corp.	13,218	50,096
Advisory Board Co. (The)[a]	11,224	361,974
Barrett Business Services Inc.	1,893	54,424
CBIZ Inc.[a]	10,882	109,799
CDI Corp.	3,713	23,318
CEB Inc.	8,927	577,845
CRA International Inc.[a]	2,858	56,131
Dun & Bradstreet Corp. (The)	9,880	1,018,430
Equifax Inc.	32,627	3,728,940
Exponent Inc.	7,259	370,282
Franklin Covey Co.[a,b]	3,587	63,095

72

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

FTI Consulting Inc.[a]	11,961	$424,735
GP Strategies Corp.[a]	2,893	79,268
Heidrick & Struggles International Inc.	4,835	114,590
Hill International Inc.[a]	6,424	21,649
Huron Consulting Group Inc.[a]	6,240	363,106
ICF International Inc.[a]	5,235	179,927
IHS Inc. Class Aa	18,688	2,320,302
Insperity Inc.	4,739	245,149
Kelly Services Inc. Class A	6,990	133,649
Kforce Inc.	7,636	149,513
Korn/Ferry International	14,679	415,269
ManpowerGroup Inc.	19,972	1,626,120
Mistras Group Inc.[a]	4,139	102,523
Navigant Consulting Inc.[a]	13,780	217,862
Nielsen Holdings PLC	100,275	5,280,482
On Assignment Inc.[a]	14,409	531,980
Pendrell Corp.[a]	42,712	22,637
Resources Connection Inc.	11,253	175,097
Robert Half International Inc.	37,184	1,732,031
RPX Corp.[a,b]	13,997	157,606
TransUnion[a]	8,745	241,449
TriNet Group Inc.[a]	10,807	155,080
TrueBlue Inc.[a]	10,823	283,021
Verisk Analytics Inc. Class Aa	46,265	3,697,499
Volt Information Sciences Inc.[a]	2,561	19,284
WageWorks Inc.[a]	9,313	471,331

		25,575,493
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.27%
Acadia Realty Trust	18,429	647,411
AG Mortgage Investment Trust Inc.	7,264	94,941
Agree Realty Corp.	5,307	204,160
Alexander’s Inc.	631	240,127
Alexandria Real Estate Equities Inc.	19,798	1,799,440
Altisource Residential Corp.[b]	15,061	180,732
American Assets Trust Inc.	10,072	402,074
American Campus Communities Inc.	35,611	1,676,922
American Capital Agency Corp.	90,742	1,690,524
American Capital Mortgage Investment Corp.	15,662	229,918
American Homes 4 Rent Class A	54,979	874,166
American Tower Corp.	115,981	11,872,975
Annaly Capital Management Inc.[b]	258,300	2,650,158
Anworth Mortgage Asset Corp.	23,333	108,732
Apartment Investment & Management Co. Class A	43,348	1,812,813
Apollo Commercial Real Estate Finance Inc.	14,592	237,850
Apollo Residential Mortgage Inc.	8,082	108,460
Apple Hospitality REIT Inc.[b]	49,361	977,841
Ares Commercial Real Estate Corp.	7,775	85,136
Armada Hoffler Properties Inc.[b]	11,354	127,733
ARMOUR Residential REIT Inc.[b]	9,112	196,181
Ashford Hospitality Prime Inc.	8,622	100,619
Ashford Hospitality Trust Inc.	20,034	127,817
AvalonBay Communities Inc.	36,303	6,904,831
Bluerock Residential Growth REIT Inc.	5,338	58,077
Boston Properties Inc.	42,079	5,347,399
Brandywine Realty Trust	48,137	675,362
Brixmor Property Group Inc.	46,244	1,184,771
Camden Property Trust	23,541	1,979,563
Capstead Mortgage Corp.	24,836	245,628
Care Capital Properties Inc.	22,285	598,129
CareTrust REIT Inc.	13,127	166,713
CatchMark Timber Trust Inc. Class A	10,069	109,047

Security	Shares	Value

CBL & Associates Properties Inc.	43,417	$516,662
Cedar Realty Trust Inc.	25,966	187,734
Chatham Lodging Trust[b]	10,267	220,022
Chesapeake Lodging Trust	16,696	441,776
Chimera Investment Corp.	50,245	682,830
Colony Capital Inc.	31,942	535,667
Colony Starwood Homes	10,344	256,014
Columbia Property Trust Inc.[b]	33,358	733,542
Communications Sales & Leasing Inc.[a]	32,896	731,936
CorEnergy Infrastructure Trust Inc.[b]	4,204	84,542
CoreSite Realty Corp.	7,099	497,001
Corporate Office Properties Trust	24,908	653,586
Corrections Corp. of America	31,723	1,016,722
Cousins Properties Inc.	59,226	614,766
Crown Castle International Corp.	90,797	7,853,941
CubeSmart	48,378	1,610,987
CyrusOne Inc.	20,100	917,565
CYS Investments Inc.	46,606	379,373
DCT Industrial Trust Inc.	25,258	996,933
DDR Corp.	82,334	1,464,722
DiamondRock Hospitality Co.	55,987	566,588
Digital Realty Trust Inc.[b]	39,694	3,512,522
Douglas Emmett Inc.	39,999	1,204,370
Duke Realty Corp.	95,901	2,161,609
DuPont Fabros Technology Inc.	18,029	730,715
Dynex Capital Inc.	14,698	97,742
Easterly Government Properties Inc.	3,686	68,265
EastGroup Properties Inc.	9,241	557,879
Education Realty Trust Inc.[b]	17,332	721,011
Empire State Realty Trust Inc. Class A	29,637	519,537
EPR Properties[b]	15,212	1,013,423
Equinix Inc.	18,745	6,199,159
Equity Commonwealth[a]	34,847	983,382
Equity Lifestyle Properties Inc.	23,276	1,692,864
Equity One Inc.	21,331	611,346
Equity Residential	98,571	7,395,782
Essex Property Trust Inc.	17,840	4,172,062
Extra Space Storage Inc.	33,704	3,149,976
Federal Realty Investment Trust	18,820	2,936,861
FelCor Lodging Trust Inc.	39,549	321,138
First Industrial Realty Trust Inc.	31,660	719,948
First Potomac Realty Trust	15,653	141,816
Forest City Realty Trust Inc.	58,430	1,232,289
Four Corners Property Trust Inc.[b]	16,613	298,203
Franklin Street Properties Corp.	24,672	261,770
Gaming and Leisure Properties Inc.[b]	24,375	753,675
General Growth Properties Inc.	158,098	4,700,254
GEO Group Inc. (The)	21,519	746,064
Getty Realty Corp.	6,985	138,513
Gladstone Commercial Corp.	6,862	112,400
Government Properties Income Trust[b]	17,884	319,229
Gramercy Property Trust[b]	113,434	958,517
Great Ajax Corp.	1,150	12,869
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,383	238,001
Hatteras Financial Corp.	26,120	373,516
HCP Inc.[b]	126,094	4,108,143
Healthcare Realty Trust Inc.[b]	28,471	879,469
Healthcare Trust of America Inc. Class A	33,837	995,485
Hersha Hospitality Trust[b]	13,458	287,194
Highwoods Properties Inc.	26,497	1,266,822
Hospitality Properties Trust	41,365	1,098,654
Host Hotels & Resorts Inc.[b]	209,069	3,491,452
Hudson Pacific Properties Inc.[b]	19,626	567,584

73

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Independence Realty Trust Inc.	10,716	$76,298
InfraREIT Inc.[a]	6,169	105,181
Invesco Mortgage Capital Inc.	32,852	400,137
Investors Real Estate Trust[b]	33,762	245,112
Iron Mountain Inc.	58,647	1,988,720
iStar Inc.[a]	22,566	217,988
Kilroy Realty Corp.	24,056	1,488,345
Kimco Realty Corp.	112,102	3,226,296
Kite Realty Group Trust	22,217	615,633
Ladder Capital Corp.[b]	11,335	141,121
Lamar Advertising Co. Class A	22,655	1,393,283
LaSalle Hotel Properties	29,832	755,048
Lexington Realty Trust	54,762	470,953
Liberty Property Trust	41,545	1,390,096
LTC Properties Inc.	10,700	484,068
Macerich Co. (The)	40,710	3,225,860
Mack-Cali Realty Corp.	23,572	553,942
Medical Properties Trust Inc.[b]	63,212	820,492
MFA Financial Inc.[b]	104,913	718,654
Mid-America Apartment Communities Inc.	20,716	2,117,382
Monmouth Real Estate Investment Corp.	18,237	216,838
Monogram Residential Trust Inc.[b]	44,063	434,461
National Health Investors Inc.	10,013	666,065
National Retail Properties Inc.	38,659	1,786,046
National Storage Affiliates Trust	5,618	119,102
New Residential Investment Corp.	61,874	719,595
New Senior Investment Group Inc.[b]	23,559	242,658
New York Mortgage Trust Inc.	27,208	128,966
New York REIT Inc.[b]	46,550	470,155
NexPoint Residential Trust Inc.	4,783	62,610
NorthStar Realty Europe Corp.[b]	16,419	190,460
NorthStar Realty Finance Corp.	49,250	646,160
Omega Healthcare Investors Inc.	51,003	1,800,406
One Liberty Properties Inc.	3,074	68,888
Orchid Island Capital Inc.	5,410	56,102
Outfront Media Inc.	37,758	796,694
Paramount Group Inc.	47,633	759,746
Parkway Properties Inc./Md	22,476	351,974
Pebblebrook Hotel Trust	19,402	564,016
Pennsylvania REIT[b]	18,818	411,173
PennyMac Mortgage Investment Trust[b,c]	14,647	199,785
Physicians Realty Trust	29,836	554,353
Piedmont Office Realty Trust Inc. Class Ab	41,170	836,163
Post Properties Inc.	14,546	868,978
Potlatch Corp.	10,823	340,925
Preferred Apartment Communities Inc.[b]	6,753	85,628
Prologis Inc.	143,979	6,360,992
PS Business Parks Inc.	5,709	573,812
Public Storage	39,677	10,944,107
QTS Realty Trust Inc. Class Ab	7,892	373,923
RAIT Financial Trust	24,882	78,130
Ramco-Gershenson Properties Trust	20,976	378,197
Rayonier Inc.	33,549	827,989
Realty Income Corp.	68,542	4,284,560
Redwood Trust Inc.[b]	21,109	276,106
Regency Centers Corp.	26,136	1,956,280
Resource Capital Corp.	8,395	94,444
Retail Opportunity Investments Corp.	28,220	567,786
Retail Properties of America Inc. Class A	62,961	997,932
Rexford Industrial Realty Inc.[b]	13,708	248,937
RLJ Lodging Trust	35,380	809,494
Rouse Properties Inc.[b]	9,759	179,370
Ryman Hospitality Properties Inc.[b]	11,753	605,044

Security	Shares	Value

Sabra Health Care REIT Inc.	18,138	$364,392
Saul Centers Inc.	3,285	174,171
Select Income REIT	16,420	378,481
Senior Housing Properties Trust[b]	62,616	1,120,200
Silver Bay Realty Trust Corp.	10,473	155,524
Simon Property Group Inc.	85,240	17,703,496
SL Green Realty Corp.	27,360	2,650,637
Sovran Self Storage Inc.	10,764	1,269,614
Spirit Realty Capital Inc.	118,880	1,337,400
STAG Industrial Inc.[b]	17,490	356,096
Starwood Property Trust Inc.	64,115	1,213,697
STORE Capital Corp.	11,623	300,803
Summit Hotel Properties Inc.	24,507	293,349
Sun Communities Inc.	13,757	985,139
Sunstone Hotel Investors Inc.[b]	57,130	799,820
Tanger Factory Outlet Centers Inc.	26,899	978,855
Taubman Centers Inc.	16,680	1,188,116
Terreno Realty Corp.	12,057	282,737
Two Harbors Investment Corp.	102,320	812,421
UDR Inc.	71,068	2,738,250
UMH Properties Inc.	10,433	103,495
United Development Funding IVb	7,998	25,594
Universal Health Realty Income Trust[b]	2,895	162,844
Urban Edge Properties	23,512	607,550
Urstadt Biddle Properties Inc. Class A	5,967	125,009
Ventas Inc.	90,165	5,676,788
VEREIT Inc.	250,988	2,226,264
Vornado Realty Trust[b]	51,167	4,831,700
Washington REIT[b]	17,755	518,624
Weingarten Realty Investors	34,610	1,298,567
Welltower Inc.	95,416	6,616,145
Western Asset Mortgage Capital Corp.[b]	12,409	124,710
Weyerhaeuser Co.	217,333	6,732,976
Whitestone REIT[b]	9,995	125,637
WP Carey Inc.	28,184	1,754,172
WP Glimcher Inc.	49,313	467,980
Xenia Hotels & Resorts Inc.	29,740	464,539

		256,766,120
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Alexander & Baldwin Inc.	12,941	474,676
Altisource Asset Management Corp.[a]	372	4,390
Altisource Portfolio Solutions SAa,b	3,895	94,064
AV Homes Inc.[a,b]	2,587	29,388
CBRE Group Inc. Class Aa	78,346	2,257,932
Consolidated-Tomoka Land Co.	1,080	49,831
Forestar Group Inc.[a,b]	9,177	119,668
FRP Holdings Inc.[a]	1,684	59,950
Howard Hughes Corp. (The)[a,b]	11,229	1,189,039
Jones Lang LaSalle Inc.	12,152	1,425,673
Kennedy-Wilson Holdings Inc.	25,068	548,989
Marcus & Millichap Inc.[a]	3,623	91,988
RE/MAX Holdings Inc. Class A	3,092	106,056
Realogy Holdings Corp.[a]	40,619	1,466,752
RMR Group Inc. (The)[a]	1,772	44,318
St. Joe Co. (The)[a,b]	13,128	225,145
Tejon Ranch Co.[a,b]	3,584	73,723

		8,261,582
ROAD & RAIL — 0.78%
AMERCO	1,950	696,754

74

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

ArcBest Corp.	6,699	$144,631
Avis Budget Group Inc.[a,b]	28,127	769,555
Celadon Group Inc.	8,371	87,728
Covenant Transportation Group Inc. Class Aa	2,896	70,054
CSX Corp.	270,977	6,977,658
Genesee & Wyoming Inc. Class Aa,b	16,088	1,008,718
Heartland Express Inc.[b]	15,505	287,618
Hertz Global Holdings Inc.[a]	109,140	1,149,244
JB Hunt Transport Services Inc.	25,022	2,107,853
Kansas City Southern	30,624	2,616,821
Knight Transportation Inc.[b]	17,794	465,313
Landstar System Inc.	12,718	821,710
Marten Transport Ltd.	6,091	114,024
Norfolk Southern Corp.	83,642	6,963,196
Old Dominion Freight Line Inc.[a,b]	18,668	1,299,666
PAM Transportation Services Inc.[a]	861	26,519
Roadrunner Transportation Systems Inc.[a]	7,340	91,456
Ryder System Inc.	14,442	935,553
Saia Inc.[a]	6,409	180,413
Swift Transportation Co.[a,b]	23,785	443,115
Union Pacific Corp.	239,355	19,040,690
Universal Truckload Services Inc.	1,366	22,498
USA Truck Inc.[a]	1,675	31,557
Werner Enterprises Inc.	11,782	319,999
YRC Worldwide Inc.[a,b]	7,608	70,907

		46,743,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%
Advanced Energy Industries Inc.[a]	10,634	369,957
Advanced Micro Devices Inc.[a,b]	165,122	470,598
Alpha & Omega Semiconductor Ltd.[a]	4,663	55,257
Ambarella Inc.[a,b]	8,362	373,781
Amkor Technology Inc.[a,b]	25,095	147,810
Analog Devices Inc.	85,996	5,090,103
Applied Materials Inc.	315,306	6,678,181
Applied Micro Circuits Corp.[a,b]	22,634	146,216
Atmel Corp.	114,039	925,997
Axcelis Technologies Inc.[a]	27,750	77,700
Broadcom Ltd.	103,247	15,951,661
Brooks Automation Inc.	17,673	183,799
Cabot Microelectronics Corp.	6,180	252,824
Cascade Microtech Inc.[a]	3,406	70,232
Cavium Inc.[a,b]	15,732	962,169
CEVA Inc.[a]	6,113	137,542
Cirrus Logic Inc.[a]	17,204	626,398
Cohu Inc.	6,203	73,692
Cree Inc.[a,b]	27,747	807,438
Cypress Semiconductor Corp.	89,463	774,750
Diodes Inc.[a]	9,337	187,674
DSP Group Inc.[a]	6,164	56,216
Entegris Inc.[a]	36,618	498,737
Exar Corp.[a]	10,001	57,506
Fairchild Semiconductor International Inc.[a]	30,400	608,000
First Solar Inc.[a,b]	21,054	1,441,567
FormFactor Inc.[a]	13,158	95,659
Inphi Corp.[a]	10,194	339,868
Integrated Device Technology Inc.[a]	36,856	753,337
Intel Corp.	1,296,408	41,938,799
Intersil Corp. Class A	33,939	453,764
IXYS Corp.	6,690	75,062
KLA-Tencor Corp.	44,034	3,206,116
Kopin Corp.[a]	17,917	29,742

Security	Shares	Value

Lam Research Corp.	43,538	$3,596,239
Lattice Semiconductor Corp.[a,b]	31,228	177,375
Linear Technology Corp.	64,908	2,892,300
M/A-COM Technology Solutions Holdings Inc.[a,b]	6,144	269,046
Marvell Technology Group Ltd.	121,342	1,251,036
Mattson Technology Inc.[a,b]	20,369	74,347
Maxim Integrated Products Inc.	77,499	2,850,413
MaxLinear Inc. Class Aa	13,521	250,138
Microchip Technology Inc.	57,844	2,788,081
Micron Technology Inc.[a]	294,971	3,088,346
Microsemi Corp.[a,b]	29,806	1,141,868
MKS Instruments Inc.	14,011	527,514
Monolithic Power Systems Inc.	11,080	705,131
Nanometrics Inc.[a]	6,222	98,556
NeoPhotonics Corp.[a]	7,362	103,362
NVE Corp.	1,212	68,514
NVIDIA Corp.	146,894	5,233,833
ON Semiconductor Corp.[a]	115,414	1,106,820
PDF Solutions Inc.[a]	9,469	126,695
Photronics Inc.[a]	15,941	165,946
Power Integrations Inc.	7,462	370,563
Qorvo Inc.[a,b]	38,324	1,931,913
QUALCOMM Inc.	410,804	21,008,517
Rambus Inc.[a,b]	29,510	405,762
Rudolph Technologies Inc.[a]	8,725	119,183
Semtech Corp.[a]	17,536	385,617
Sigma Designs Inc.[a]	8,971	61,003
Silicon Laboratories Inc.[a,b]	11,350	510,296
Skyworks Solutions Inc.	52,151	4,062,563
SunEdison Inc.[a,b]	73,264	39,577
SunPower Corp.[a,b]	14,977	334,586
Synaptics Inc.[a]	10,495	836,871
Teradyne Inc.	60,158	1,298,811
Tessera Technologies Inc.	13,851	429,381
Texas Instruments Inc.	284,941	16,361,312
Ultra Clean Holdings Inc.[a]	6,616	35,462
Ultratech Inc.[a]	6,983	152,509
Veeco Instruments Inc.[a]	10,282	200,293
Xcerra Corp.[a]	12,929	84,297
Xilinx Inc.	70,965	3,365,870

		162,428,098
SOFTWARE — 4.37%
A10 Networks Inc.[a]	5,118	30,299
ACI Worldwide Inc.[a]	31,933	663,887
Activision Blizzard Inc.	137,188	4,642,442
Adobe Systems Inc.[a]	137,039	12,854,258
American Software Inc./GA Class A	6,304	56,736
ANSYS Inc.[a]	24,929	2,230,148
Aspen Technology Inc.[a,b]	23,021	831,749
Atlassian Corp. PLC Class Aa	6,906	173,686
Autodesk Inc.[a]	62,063	3,618,894
AVG Technologies NVa,b	11,763	244,082
Barracuda Networks Inc.[a]	2,068	31,847
Blackbaud Inc.	13,175	828,576
Bottomline Technologies de Inc.[a]	12,061	367,740
BroadSoft Inc.[a]	7,270	293,345
CA Inc.	81,186	2,499,717
Cadence Design Systems Inc.[a]	79,542	1,875,600
Callidus Software Inc.[a]	14,595	243,445
CDK Global Inc.	44,393	2,066,494
Citrix Systems Inc.[a]	43,723	3,435,753

75

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Code Rebel Corp.[a,b]	291	$1,362
CommVault Systems Inc.[a]	12,319	531,811
Digimarc Corp.[a,b]	1,913	57,964
Digital Turbine Inc.[a,b]	20,791	24,741
Ebix Inc.[b]	7,678	313,186
Electronic Arts Inc.[a,b]	85,998	5,685,328
Ellie Mae Inc.[a]	8,158	739,441
EnerNOC Inc.[a,b]	6,687	50,019
Epiq Systems Inc.	8,587	128,977
Fair Isaac Corp.	8,354	886,276
FireEye Inc.[a,b]	36,964	664,982
FleetMatics Group PLC[a,b]	9,888	402,540
Fortinet Inc.[a]	40,356	1,236,104
Gigamon Inc.[a]	8,456	262,305
Globant SAa,b	4,071	125,631
Glu Mobile Inc.[a,b]	29,502	83,196
Guidance Software Inc.[a,b]	3,988	17,148
Guidewire Software Inc.[a,b]	19,376	1,055,604
HubSpot Inc.[a,b]	4,924	214,785
Imperva Inc.[a,b]	7,777	392,738
Infoblox Inc.[a,b]	15,269	261,100
Interactive Intelligence Group Inc.[a,b]	3,986	145,170
Intuit Inc.	70,098	7,290,893
Jive Software Inc.[a,b]	10,571	39,958
Manhattan Associates Inc.[a]	20,224	1,150,139
Mentor Graphics Corp.	27,542	559,929
Microsoft Corp.	2,210,499	122,085,860
MicroStrategy Inc. Class Aa	2,637	473,922
MobileIron Inc.[a]	14,320	64,726
Model N Inc.[a]	7,480	80,560
Monotype Imaging Holdings Inc.	9,897	236,736
NetSuite Inc.[a,b]	11,053	757,020
Nuance Communications Inc.[a]	69,534	1,299,590
Oracle Corp.	865,867	35,422,619
Park City Group Inc.[a,b]	2,551	23,061
Paycom Software Inc.[a,b]	8,305	295,658
Paylocity Holding Corp.[a,b]	4,197	137,410
Pegasystems Inc.	9,291	235,806
Progress Software Corp.[a]	14,690	354,323
Proofpoint Inc.[a,b]	10,920	587,278
PROS Holdings Inc.[a]	5,842	68,877
PTC Inc.[a]	32,180	1,067,089
QAD Inc. Class A	1,740	36,975
Qlik Technologies Inc.[a,b]	25,224	729,478
Qualys Inc.[a]	6,217	157,352
Rapid7 Inc.[a,b]	2,158	28,205
RealPage Inc.[a,b]	13,440	280,090
Red Hat Inc.[a]	50,254	3,744,426
RingCentral Inc. Class Aa	14,054	221,351
Rovi Corp.[a]	21,312	437,109
Rubicon Project Inc. (The)[a]	6,487	118,582
salesforce.com inc.[a]	179,123	13,224,651
Sapiens International Corp. NV	9,349	112,001
SeaChange International Inc.[a,b]	7,692	42,460
ServiceNow Inc.[a]	41,545	2,541,723
Silver Spring Networks Inc.[a]	9,146	134,904
Splunk Inc.[a,b]	33,629	1,645,467
SS&C Technologies Holdings Inc.	21,825	1,384,141
Symantec Corp.	186,560	3,428,973
Synchronoss Technologies Inc.[a]	10,863	351,309
Synopsys Inc.[a]	42,426	2,055,115
Tableau Software Inc. Class Aa	13,272	608,787
Take-Two Interactive Software Inc.[a,b]	22,408	844,109

Security	Shares	Value

Tangoe Inc.[a,b]	11,929	$94,120
Telenav Inc.[a]	11,351	66,971
Textura Corp.[a,b]	4,861	90,560
TiVo Inc.[a]	27,354	260,137
TubeMogul Inc.[a,b]	5,435	70,329
Tyler Technologies Inc.[a,b]	9,025	1,160,705
Ultimate Software Group Inc. (The)[a,b]	7,762	1,501,947
Varonis Systems Inc.[a,b]	2,196	40,077
VASCO Data Security International Inc.[a]	7,606	117,132
Verint Systems Inc.[a]	17,197	574,036
VirnetX Holding Corp.[a,b]	11,143	51,146
VMware Inc. Class Aa,b	22,033	1,152,546
Workday Inc. Class Aa,b	29,384	2,257,867
Workiva Inc.[a]	1,927	22,450
Xura Inc.[a]	5,718	112,473
Zendesk Inc.[a,b]	14,174	296,662
Zix Corp.[a]	16,139	63,426
Zynga Inc. Class Aa	218,151	497,384

		263,057,736
SPECIALTY RETAIL — 2.71%
Aaron’s Inc.	17,233	432,548
Abercrombie & Fitch Co. Class A	19,428	612,759
Advance Auto Parts Inc.	20,224	3,242,716
America’s Car-Mart Inc./TXa,b	2,106	52,650
American Eagle Outfitters Inc.	49,310	821,998
Asbury Automotive Group Inc.[a]	7,435	444,910
Ascena Retail Group Inc.[a,b]	46,500	514,290
AutoNation Inc.[a,b]	19,481	909,373
AutoZone Inc.[a]	8,567	6,825,243
Barnes & Noble Education Inc.[a,b]	8,460	82,908
Barnes & Noble Inc.	13,403	165,661
bebe stores inc.	10,027	5,513
Bed Bath & Beyond Inc.[a]	46,816	2,323,946
Best Buy Co. Inc.	76,136	2,469,852
Big 5 Sporting Goods Corp.	4,346	48,284
Boot Barn Holdings Inc.[a,b]	3,758	35,325
Buckle Inc. (The)[b]	7,326	248,132
Build-A-Bear Workshop Inc.[a]	3,287	42,698
Burlington Stores Inc.[a]	20,149	1,133,180
Cabela’s Inc.[a]	13,680	666,079
Caleres Inc.	11,590	327,881
CarMax Inc.[a,b]	53,276	2,722,404
Cato Corp. (The) Class A	7,309	281,762
Chico’s FAS Inc.	38,959	516,986
Children’s Place Inc. (The)	5,568	464,761
Christopher & Banks Corp.[a,b]	9,688	23,154
Citi Trends Inc.	3,924	69,965
Conn’s Inc.[a,b]	7,333	91,369
Container Store Group Inc. (The)[a,b]	3,838	22,529
CST Brands Inc.	21,790	834,339
Destination XL Group Inc.[a,b]	11,002	56,880
Dick’s Sporting Goods Inc.	24,701	1,154,772
DSW Inc. Class A	19,179	530,108
Express Inc.[a,b]	22,561	483,031
Finish Line Inc. (The) Class A	13,593	286,812
Five Below Inc.[a,b]	14,411	595,751
Foot Locker Inc.	38,603	2,489,894
Francesca’s Holdings Corp.[a,b]	11,732	224,785
GameStop Corp. Class A	30,542	969,098
Gap Inc. (The)	61,542	1,809,335
Genesco Inc.[a]	6,592	476,272

76

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

GNC Holdings Inc. Class A	20,220	$641,985
Group 1 Automotive Inc.	6,430	377,377
Guess? Inc.	15,797	296,510
Haverty Furniture Companies Inc.	4,957	104,890
Hibbett Sports Inc.[a,b]	7,018	251,946
Home Depot Inc. (The)	354,972	47,363,914
Kirkland’s Inc.	5,818	101,873
L Brands Inc.	67,355	5,914,443
Lithia Motors Inc. Class A	5,922	517,168
Lowe’s Companies Inc.	260,110	19,703,332
Lumber Liquidators Holdings Inc.[a,b]	7,280	95,514
MarineMax Inc.[a]	7,953	154,845
Mattress Firm Holding Corp.[a,b]	5,407	229,203
Michaels Companies Inc. (The)[a]	16,593	464,106
Monro Muffler Brake Inc.[b]	9,097	650,163
Murphy USA Inc.[a]	11,357	697,888
O’Reilly Automotive Inc.[a]	27,674	7,573,267
Office Depot Inc.[a]	150,029	1,065,206
Outerwall Inc.[b]	5,435	201,041
Party City Holdco Inc.[a,b]	6,445	96,933
Penske Automotive Group Inc.	11,244	426,148
Pier 1 Imports Inc.	25,863	181,300
Rent-A-Center Inc./TX	15,089	239,161
Restoration Hardware Holdings Inc.[a,b]	9,006	377,351
Ross Stores Inc.	112,778	6,529,846
Sally Beauty Holdings Inc.[a]	39,796	1,288,594
Select Comfort Corp.[a]	15,082	292,440
Shoe Carnival Inc.	3,842	103,580
Signet Jewelers Ltd.	22,167	2,749,373
Sonic Automotive Inc. Class A	7,877	145,567
Sportsman’s Warehouse Holdings Inc.[a]	7,915	99,729
Stage Stores Inc.	8,128	65,512
Staples Inc.	175,778	1,938,831
Stein Mart Inc.	7,146	52,380
Tailored Brands Inc.	13,557	242,670
Tiffany & Co.	31,336	2,299,436
Tile Shop Holdings Inc.[a,b]	8,679	129,404
Tilly’s Inc. Class Aa,b	2,388	15,976
TJX Companies Inc. (The)	185,751	14,553,591
Tractor Supply Co.	37,114	3,357,332
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,483	3,387,156
Urban Outfitters Inc.[a,b]	24,802	820,698
Vitamin Shoppe Inc.[a,b]	7,864	243,469
West Marine Inc.[a,b]	3,869	35,169
Williams-Sonoma Inc.	25,100	1,373,974
Winmark Corp.	652	63,883
Zumiez Inc.[a]	5,858	116,691

		163,140,818
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.56%
3D Systems Corp.[a,b]	29,287	453,070
Apple Inc.	1,574,200	171,572,058
Avid Technology Inc.[a,b]	8,216	55,540
CPI Card Group Inc.[b]	4,654	38,349
Cray Inc.[a]	10,491	439,678
Diebold Inc.	16,799	485,659
Eastman Kodak Co.[a]	4,714	51,147
Electronics For Imaging Inc.[a,b]	12,337	522,965
EMC Corp./MA	531,519	14,164,981
Hewlett Packard Enterprise Co.	468,528	8,307,002
HP Inc.	470,087	5,791,472
Imation Corp.[a,b]	9,568	14,830

Security	Shares	Value

Immersion Corp.[a,b]	7,372	$60,893
Lexmark International Inc. Class A	16,775	560,788
NCR Corp.[a]	36,184	1,082,987
NetApp Inc.	82,073	2,239,772
Nimble Storage Inc.[a]	13,402	105,072
Pure Storage Inc. Class Aa,b	7,841	107,343
Quantum Corp.[a]	62,535	38,146
SanDisk Corp.	56,838	4,324,235
Silicon Graphics International Corp.[a,b]	8,706	61,987
Stratasys Ltd.[a,b]	13,153	340,926
Super Micro Computer Inc.[a]	10,260	349,661
Violin Memory Inc.[a,b]	21,375	11,162
Western Digital Corp.	60,994	2,881,357

		214,061,080
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Carter’s Inc.	14,073	1,483,013
Cherokee Inc.[a]	2,526	44,938
Coach Inc.	76,107	3,051,130
Columbia Sportswear Co.	7,882	473,629
Crocs Inc.[a]	19,210	184,800
Culp Inc.	2,290	60,044
Deckers Outdoor Corp.[a,b]	9,142	547,697
Fossil Group Inc.[a,b]	11,587	514,694
G-III Apparel Group Ltd.[a]	10,519	514,274
Hanesbrands Inc.	109,704	3,109,011
Iconix Brand Group Inc.[a,b]	13,565	109,198
Kate Spade & Co.[a]	34,131	871,023
lululemon athletica Inc.[a,b]	31,011	2,099,755
Michael Kors Holdings Ltd.[a]	49,938	2,844,468
Movado Group Inc.	4,730	130,217
NIKE Inc. Class B	370,624	22,782,257
Oxford Industries Inc.	3,775	253,793
Perry Ellis International Inc.[a]	3,144	57,881
PVH Corp.	22,960	2,274,418
Ralph Lauren Corp.	16,577	1,595,702
Sequential Brands Group Inc.[a]	8,997	57,491
Skechers U.S.A. Inc. Class Aa,b	32,718	996,263
Steven Madden Ltd.[a,b]	15,777	584,380
Superior Uniform Group Inc.	1,998	35,604
Tumi Holdings Inc.[a]	15,974	428,423
Under Armour Inc. Class Aa,b	48,884	4,146,830
Unifi Inc.[a]	3,693	84,607
Vera Bradley Inc.[a,b]	5,236	106,500
VF Corp.	91,981	5,956,690
Vince Holding Corp.[a,b]	3,061	19,376
Wolverine World Wide Inc.	28,161	518,726

		55,936,832
THRIFTS & MORTGAGE FINANCE — 0.19%
Anchor BanCorp. Wisconsin Inc.[a]	1,741	78,449
Astoria Financial Corp.	23,133	366,427
Bank Mutual Corp.	12,008	90,901
BankFinancial Corp.	5,579	65,944
Bear State Financial Inc.[a]	3,579	33,177
Beneficial Bancorp. Inc.[a]	21,704	297,128
BofI Holding Inc.[a,b]	17,636	376,352
BSB Bancorp. Inc./MAa,b	3,162	71,050
Capitol Federal Financial Inc.	39,635	525,560
Charter Financial Corp./MD	6,043	81,580
Clifton Bancorp. Inc.[b]	6,946	105,023

77

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

Dime Community Bancshares Inc.	8,309	$146,405
Essent Group Ltd.[a]	14,697	305,698
EverBank Financial Corp.	27,872	420,588
Federal Agricultural Mortgage Corp. Class C	2,749	103,720
First Defiance Financial Corp.	2,610	100,250
Flagstar Bancorp. Inc.[a]	5,248	112,622
Fox Chase Bancorp. Inc.	3,209	61,998
Hingham Institution for Savings	358	42,641
HomeStreet Inc.[a]	5,417	112,728
IMPAC Mortgage Holdings Inc.[a,b]	3,535	49,030
Kearny Financial Corp./MD	24,547	303,155
LendingTree Inc.[a,b]	1,688	165,053
Meridian Bancorp. Inc.	14,266	198,583
Meta Financial Group Inc.	1,415	64,524
MGIC Investment Corp.[a]	90,758	696,114
Nationstar Mortgage Holdings Inc.[a,b]	12,551	124,255
New York Community Bancorp. Inc.	131,564	2,091,868
NMI Holdings Inc. Class Aa	13,494	68,145
Northfield Bancorp. Inc.	15,244	250,611
Northwest Bancshares Inc.	25,951	350,598
OceanFirst Financial Corp.	3,855	68,156
Ocwen Financial Corp.[a,b]	27,591	68,150
Oritani Financial Corp.	12,061	204,675
PennyMac Financial Services Inc. Class Aa,c	3,152	37,068
PHH Corp.[a]	12,355	154,932
Provident Financial Services Inc.	19,579	395,300
Radian Group Inc.	51,596	639,790
Stonegate Mortgage Corp.[a,b]	3,817	21,910
Territorial Bancorp. Inc.	2,937	76,538
TFS Financial Corp.	17,616	305,990
TrustCo Bank Corp. NY	24,891	150,839
United Community Financial Corp./OH	10,576	62,081
United Financial Bancorp. Inc.	15,486	194,969
Walker & Dunlop Inc.[a]	6,945	168,555
Walter Investment Management Corp.[a,b]	9,573	73,138
Washington Federal Inc.	25,528	578,209
Waterstone Financial Inc.	8,954	122,491
WSFS Financial Corp.	8,609	279,965

		11,462,933
TOBACCO — 1.46%
Altria Group Inc.	537,424	33,674,988
Philip Morris International Inc.	423,341	41,533,986
Reynolds American Inc.	226,017	11,370,915
Universal Corp./VA	6,218	353,245
Vector Group Ltd.[b]	24,322	555,514

		87,488,648
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Air Lease Corp.	27,131	871,448
Aircastle Ltd.[b]	18,177	404,256
Applied Industrial Technologies Inc.	11,188	485,559
Beacon Roofing Supply Inc.[a]	14,523	595,588
BMC Stock Holdings Inc.[a,b]	10,222	169,890
CAI International Inc.[a,b]	4,608	44,513
DXP Enterprises Inc.[a]	3,748	65,815
Fastenal Co.	80,439	3,941,511
GATX Corp.	12,546	595,935
H&E Equipment Services Inc.	7,717	135,279
HD Supply Holdings Inc.[a]	47,759	1,579,390
Kaman Corp.	7,079	302,203

Security	Shares	Value

Lawson Products Inc./DEa	1,552	$30,388
MRC Global Inc.[a]	27,114	356,278
MSC Industrial Direct Co. Inc. Class A	13,529	1,032,398
Neff Corp.[a]	2,770	20,609
NOW Inc.[a]	28,593	506,668
Rush Enterprises Inc. Class Aa,b	8,886	162,081
TAL International Group Inc.	8,996	138,898
Textainer Group Holdings Ltd.[b]	5,696	84,529
Titan Machinery Inc.[a,b]	4,583	52,979
United Rentals Inc.[a]	24,779	1,541,006
Univar Inc.[a]	10,834	186,128
Veritiv Corp.[a,b]	2,207	82,233
Watsco Inc.	7,388	995,459
WESCO International Inc.[a,b]	11,667	637,835
WW Grainger Inc.	17,274	4,032,270

		19,051,146
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	18,502	1,247,775
Wesco Aircraft Holdings Inc.[a]	18,318	263,596

		1,511,371
WATER UTILITIES — 0.11%
American States Water Co.	10,094	397,300
American Water Works Co. Inc.	49,733	3,428,096
Aqua America Inc.	49,062	1,561,153
Artesian Resources Corp. Class A	2,070	57,877
California Water Service Group	12,718	339,825
Connecticut Water Service Inc.	2,389	107,744
Consolidated Water Co. Ltd.	5,414	65,888
Middlesex Water Co.	4,065	125,405
SJW Corp.	3,862	140,384
York Water Co. (The)	3,599	109,841

		6,333,513
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Boingo Wireless Inc.[a,b]	12,082	93,273
Leap Wireless International Inc.[f]	13,915	35,066
NTELOS Holdings Corp.[a,b]	3,929	36,147
Shenandoah Telecommunications Co.	12,388	331,379
Spok Holdings Inc.	5,392	94,414
Sprint Corp.[a,b]	207,928	723,589
T-Mobile U.S. Inc.[a]	74,362	2,848,064
Telephone & Data Systems Inc.	25,286	760,856
U.S. Cellular Corp.[a,b]	3,700	169,053

		5,091,841

TOTAL COMMON STOCKS
(Cost: $4,942,675,192)		6,003,688,728

78

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2016

Security	Shares	Value

RIGHTS — 0.00%

TEXTILES, APPAREL & LUXURY GOODS — 0.00%
Vince Holding Corp.[a,b]	3,067	$812

		812

TOTAL RIGHTS (Cost: $0)		812

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.53%

MONEY MARKET FUNDS — 3.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	194,807,746	194,807,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	9,894,938	9,894,938
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	7,784,032	7,784,032

		212,486,716

TOTAL SHORT-TERM INVESTMENTS (Cost: $212,486,716)		212,486,716

TOTAL INVESTMENTS IN SECURITIES — 103.38% (Cost: $5,155,161,908)		6,216,176,256
Other Assets, Less Liabilities — (3.38)%		(203,335,553)

NET ASSETS — 100.00%		$6,012,840,703

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Illiquid and non-transferable security.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	11	Jun. 2016	ICE Markets Equity	$1,220,560	$47,169
S&P 500 E-Mini	71	Jun. 2016	Chicago Mercantile	7,282,825	254,878

Net unrealized appreciation					$302,047

See notes to financial statements.

79

Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.26%
B/E Aerospace Inc.	215,782	$9,951,866
BWX Technologies Inc.	218,462	7,331,585
Hexcel Corp.	196,573	8,592,206
Huntington Ingalls Industries Inc.	98,871	13,539,395
L-3 Communications Holdings Inc.	157,513	18,665,291
Orbital ATK Inc.	123,413	10,729,526
Rockwell Collins Inc.	269,118	24,815,371
Spirit AeroSystems Holdings Inc. Class Aa	269,929	12,243,979
Textron Inc.	565,066	20,602,306
TransDigm Group Inc.[a]	108,415	23,888,161
Triumph Group Inc.	101,188	3,185,398

		153,545,084
AIR FREIGHT & LOGISTICS — 0.34%
CH Robinson Worldwide Inc.	296,775	22,029,608
Expeditors International of Washington Inc.	389,444	19,008,762

		41,038,370
AIRLINES — 1.24%
Alaska Air Group Inc.	263,812	21,637,860
Copa Holdings SA Class Ab	66,997	4,539,047
JetBlue Airways Corp.[a]	638,102	13,476,714
Southwest Airlines Co.	1,358,633	60,866,758
Spirit Airlines Inc.[a]	149,002	7,149,116
United Continental Holdings Inc.[a]	730,987	43,756,882

		151,426,377
AUTO COMPONENTS — 0.93%
BorgWarner Inc.	460,939	17,700,058
Delphi Automotive PLC	587,125	44,046,117
Gentex Corp.	599,905	9,412,509
Goodyear Tire & Rubber Co. (The)	549,716	18,129,634
Lear Corp.	158,388	17,607,994
Visteon Corp.[b]	82,231	6,544,765

		113,441,077
AUTOMOBILES — 0.21%
Harley-Davidson Inc.	390,616	20,050,319
Thor Industries Inc.	92,811	5,918,558

		25,968,877
BANKS — 2.83%
Associated Banc-Corp.	312,518	5,606,573
Bank of Hawaii Corp.	88,622	6,051,110
BankUnited Inc.	210,646	7,254,648
BOK Financial Corp.[b]	57,723	3,152,830
CIT Group Inc.	354,707	11,006,558
Citizens Financial Group Inc.	635,373	13,311,064
Comerica Inc.	362,917	13,743,667
Commerce Bancshares Inc./MO	175,776	7,901,131
Cullen/Frost Bankers Inc.	110,758	6,103,873

Security	Shares	Value

East West Bancorp. Inc.	293,767	$9,541,552
Fifth Third Bancorp.	1,647,677	27,499,729
First Horizon National Corp.	477,289	6,252,486
First Niagara Financial Group Inc.	724,908	7,017,110
First Republic Bank/CA	289,585	19,297,944
Huntington Bancshares Inc./OH	1,647,962	15,721,558
KeyCorp	1,726,984	19,065,903
M&T Bank Corp.	324,723	36,044,253
PacWest Bancorp.	228,438	8,486,472
People’s United Financial Inc.	628,300	10,008,819
Popular Inc.	210,311	6,016,998
Regions Financial Corp.	2,727,698	21,412,429
Signature Bank/New York NYa	103,238	14,052,757
SunTrust Banks Inc.	1,049,810	37,877,145
SVB Financial Group[a,b]	104,520	10,666,266
Synovus Financial Corp.	256,669	7,420,301
TCF Financial Corp.	345,103	4,230,963
Zions BanCorp.	413,144	10,002,216

		344,746,355
BEVERAGES — 1.73%
Brown-Forman Corp. Class A	55,999	5,974,533
Brown-Forman Corp. Class B	237,704	23,406,713
Coca-Cola Enterprises Inc.	474,055	24,053,551
Constellation Brands Inc. Class A	332,610	50,254,045
Dr Pepper Snapple Group Inc.	389,946	34,868,971
Molson Coors Brewing Co. Class B	321,343	30,906,770
Monster Beverage Corp.[a,b]	304,235	40,578,864

		210,043,447
BIOTECHNOLOGY — 1.09%
Agios Pharmaceuticals Inc.[a,b]	53,712	2,180,707
Alkermes PLC[a]	302,233	10,333,346
Alnylam Pharmaceuticals Inc.[a]	151,331	9,499,047
BioMarin Pharmaceutical Inc.[a]	326,216	26,906,296
Bluebird Bio Inc.[a,b]	27,182	1,155,235
Incyte Corp.[a,b]	318,376	23,072,709
Intercept Pharmaceuticals Inc.[a,b]	32,515	4,177,202
Intrexon Corp.[a,b]	99,517	3,372,631
Ionis Pharmaceuticals Inc.[a,b]	244,511	9,902,696
Juno Therapeutics Inc.[a,b]	24,994	952,021
Medivation Inc.[a]	319,879	14,708,036
OPKO Health Inc.[a,b]	616,176	6,402,069
Puma Biotechnology Inc.[a,b]	51,191	1,503,480
Seattle Genetics Inc.[a,b]	215,377	7,557,579
United Therapeutics Corp.[a,b]	94,005	10,474,977

		132,198,031
BUILDING PRODUCTS — 0.78%
Allegion PLC	194,934	12,419,245
AO Smith Corp.	151,285	11,544,558
Armstrong World Industries Inc.[a]	79,735	3,856,782
Fortune Brands Home & Security Inc.	324,690	18,195,628
Lennox International Inc.	82,533	11,157,636
Masco Corp.	709,370	22,309,687
Owens Corning	240,468	11,369,327
USG Corp.[a,b]	187,189	4,644,159

		95,497,022

80

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

CAPITAL MARKETS — 2.08%
Affiliated Managers Group Inc.[a]	111,455	$18,100,292
Ameriprise Financial Inc.	341,984	32,149,916
Artisan Partners Asset Management Inc.	73,239	2,258,691
E*TRADE Financial Corp.[a]	589,207	14,429,680
Eaton Vance Corp. NVS	240,591	8,064,610
Federated Investors Inc. Class B	190,636	5,499,849
Interactive Brokers Group Inc. Class A	117,841	4,633,508
Invesco Ltd.	876,216	26,961,166
Lazard Ltd. Class A	256,883	9,967,060
Legg Mason Inc.	199,740	6,926,983
LPL Financial Holdings Inc.[b]	155,032	3,844,794
Northern Trust Corp.	474,689	30,935,482
NorthStar Asset Management Group Inc./New York	395,145	4,484,896
Raymond James Financial Inc.	259,761	12,367,221
SEI Investments Co.	283,851	12,219,786
T Rowe Price Group Inc.	529,929	38,928,584
TD Ameritrade Holding Corp.	543,951	17,150,775
Waddell & Reed Financial Inc. Class A	171,421	4,035,250

		252,958,543
CHEMICALS — 2.32%
Airgas Inc.	138,333	19,593,486
Albemarle Corp.	227,989	14,575,337
Ashland Inc.	128,518	14,131,839
Axalta Coating Systems Ltd.[a]	205,058	5,987,694
Cabot Corp.	129,649	6,265,936
Celanese Corp. Series A	311,877	20,427,943
CF Industries Holdings Inc.	479,733	15,034,832
Eastman Chemical Co.	302,515	21,850,658
FMC Corp.	272,145	10,986,494
GCP Applied Technologies Inc.[a]	149,757	2,986,155
Huntsman Corp.	416,710	5,542,243
International Flavors & Fragrances Inc.	164,696	18,737,464
Mosaic Co. (The)	709,187	19,148,049
NewMarket Corp.	17,304	6,856,883
Platform Specialty Products Corp.[a,b]	270,874	2,329,516
RPM International Inc.	271,406	12,845,646
Scotts Miracle-Gro Co. (The) Class A	92,178	6,707,793
Sherwin-Williams Co. (The)	164,651	46,871,200
Valspar Corp. (The)	165,501	17,711,917
Westlake Chemical Corp.	81,869	3,790,535
WR Grace & Co.[a]	148,325	10,557,774

		282,939,394
COMMERCIAL SERVICES & SUPPLIES — 1.44%
ADT Corp. (The)[b]	348,117	14,363,307
Cintas Corp.	183,494	16,479,596
Clean Harbors Inc.[a,b]	119,508	5,896,525
Copart Inc.[a,b]	227,567	9,277,907
Covanta Holding Corp.	232,996	3,928,312
KAR Auction Services Inc.	288,964	11,021,087
Pitney Bowes Inc.	391,577	8,434,569
Republic Services Inc.	493,353	23,508,270
Rollins Inc.	193,341	5,243,408
RR Donnelley & Sons Co.	426,397	6,992,911
Stericycle Inc.[a,b]	173,073	21,840,082
Tyco International PLC	856,401	31,438,481
Waste Connections Inc.	252,417	16,303,614

		174,728,069

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.20%
Arista Networks Inc.[a,b]	68,701	$4,335,033
ARRIS International PLC[a]	371,849	8,522,779
Brocade Communications Systems Inc.	852,303	9,017,366
CommScope Holding Co. Inc.[a,b]	215,412	6,014,303
EchoStar Corp. Class Aa	89,684	3,972,104
F5 Networks Inc.[a]	146,515	15,508,613
Harris Corp.	251,577	19,587,785
Juniper Networks Inc.	803,581	20,499,351
Lumentum Holdings Inc.[a]	96,986	2,615,713
Motorola Solutions Inc.	359,486	27,213,090
Palo Alto Networks Inc.[a,b]	155,966	25,444,293
Viavi Solutions Inc.[a]	480,721	3,297,746

		146,028,176
CONSTRUCTION & ENGINEERING — 0.50%
AECOM[a,b]	306,643	9,441,538
Chicago Bridge & Iron Co. NV	200,215	7,325,867
Fluor Corp.	282,283	15,158,597
Jacobs Engineering Group Inc.[a,b]	255,945	11,146,405
KBR Inc.	294,666	4,561,430
Quanta Services Inc.[a,b]	315,160	7,110,009
Valmont Industries Inc.	48,021	5,946,921

		60,690,767
CONSTRUCTION MATERIALS — 0.47%
Eagle Materials Inc.	102,551	7,189,851
Martin Marietta Materials Inc.	137,331	21,905,668
Vulcan Materials Co.	269,867	28,489,859

		57,585,378
CONSUMER FINANCE — 0.74%
Ally Financial Inc.[a,b]	976,099	18,272,573
Credit Acceptance Corp.[a,b]	17,346	3,149,166
LendingClub Corp.[a,b]	135,990	1,128,717
Navient Corp.	700,729	8,387,726
OneMain Holdings Inc.[a,b]	106,818	2,930,018
Santander Consumer USA Holdings Inc.[a]	184,315	1,933,464
SLM Corp.[a]	871,868	5,545,081
Synchrony Financial[a]	1,695,181	48,583,888

		89,930,633
CONTAINERS & PACKAGING — 1.51%
AptarGroup Inc.	127,626	10,007,155
Avery Dennison Corp.	184,991	13,339,701
Ball Corp.	280,615	20,005,043
Bemis Co. Inc.	198,632	10,285,165
Crown Holdings Inc.[a]	283,794	14,073,345
Graphic Packaging Holding Co.	670,961	8,621,849
International Paper Co.	856,060	35,132,702
Owens-Illinois Inc.[a]	327,850	5,232,486
Packaging Corp. of America	199,600	12,055,840
Sealed Air Corp.	401,931	19,296,707
Silgan Holdings Inc.	83,361	4,432,304
Sonoco Products Co.	205,712	9,991,432
WestRock Co.	531,748	20,754,125

		183,227,854

81

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

DISTRIBUTORS — 0.42%
Genuine Parts Co.	309,590	$30,760,863
LKQ Corp.[a]	619,338	19,775,462

		50,536,325
DIVERSIFIED CONSUMER SERVICES — 0.28%
Graham Holdings Co. Class B	7,171	3,442,080
H&R Block Inc.	480,702	12,700,147
Service Corp. International/U.S.	412,004	10,168,259
ServiceMaster Global Holdings Inc.[a]	208,972	7,874,065

		34,184,551
DIVERSIFIED FINANCIAL SERVICES — 1.88%
CBOE Holdings Inc.	170,126	11,114,332
FactSet Research Systems Inc.	85,086	12,893,081
Intercontinental Exchange Inc.	237,830	55,923,346
Leucadia National Corp.	669,977	10,833,528
McGraw Hill Financial Inc.	556,460	55,078,411
Moody’s Corp.	361,032	34,861,250
Morningstar Inc.	39,015	3,443,854
MSCI Inc.	208,657	15,457,310
Nasdaq Inc.	235,786	15,651,475
Voya Financial Inc.	438,748	13,061,528

		228,318,115
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.94%
CenturyLink Inc.	1,146,518	36,642,715
Frontier Communications Corp.	2,379,860	13,303,417
Level 3 Communications Inc.[a]	588,315	31,092,448
SBA Communications Corp. Class Aa	263,371	26,381,873
Zayo Group Holdings Inc.[a,b]	292,390	7,087,534

		114,507,987
ELECTRIC UTILITIES — 2.62%
Avangrid Inc.	116,607	4,677,107
Edison International	662,473	47,625,184
Entergy Corp.	365,191	28,952,342
Eversource Energy	645,994	37,687,290
FirstEnergy Corp.	858,442	30,878,159
Great Plains Energy Inc.	314,546	10,144,108
Hawaiian Electric Industries Inc.	219,417	7,109,111
ITC Holdings Corp.	315,418	13,742,762
OGE Energy Corp.	406,693	11,643,621
Pinnacle West Capital Corp.	225,658	16,940,146
PPL Corp.	1,358,393	51,714,021
Westar Energy Inc.	287,142	14,245,115
Xcel Energy Inc.	1,030,790	43,107,638

		318,466,604
ELECTRICAL EQUIPMENT — 0.81%
Acuity Brands Inc.	88,423	19,288,593
AMETEK Inc.	491,410	24,560,672
Babcock & Wilcox Enterprises Inc.[a,b]	108,740	2,327,036
Hubbell Inc.	117,880	12,487,028

Security	Shares	Value

Regal Beloit Corp.	91,159	$5,751,221
Rockwell Automation Inc.	273,733	31,137,129
Solarcity Corp.[a,b]	121,637	2,989,838

		98,541,517
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.34%
Amphenol Corp. Class A	628,271	36,326,629
Arrow Electronics Inc.[a]	194,947	12,556,536
Avnet Inc.	276,740	12,259,582
CDW Corp./DE	268,785	11,154,577
Cognex Corp.	177,914	6,929,750
Dolby Laboratories Inc. Class A	101,454	4,409,191
Fitbit Inc.[a,b]	85,478	1,294,992
FLIR Systems Inc.	285,828	9,418,033
Ingram Micro Inc. Class A	302,510	10,863,134
IPG Photonics Corp.[a,b]	70,207	6,745,489
Jabil Circuit Inc.	395,458	7,620,476
Keysight Technologies Inc.[a]	343,525	9,529,383
National Instruments Corp.	229,577	6,912,563
Trimble Navigation Ltd.[a]	528,551	13,108,065
VeriFone Systems Inc.[a]	232,408	6,563,202
Zebra Technologies Corp. Class Aa	105,598	7,286,262

		162,977,864
ENERGY EQUIPMENT & SERVICES — 1.12%
Cameron International Corp.[a]	389,410	26,109,941
Diamond Offshore Drilling Inc.	45,341	985,260
Dril-Quip Inc.[a,b]	79,841	4,835,171
Ensco PLC Class Ab	478,011	4,956,974
FMC Technologies Inc.[a]	470,433	12,871,047
Frank’s International NV	71,725	1,182,028
Helmerich & Payne Inc.	196,500	11,538,480
Nabors Industries Ltd.	572,182	5,264,074
National Oilwell Varco Inc.[b]	789,182	24,543,560
Noble Corp. PLC	493,055	5,103,119
Oceaneering International Inc.	201,133	6,685,661
Patterson-UTI Energy Inc.	300,477	5,294,405
Rowan Companies PLC Class A	253,539	4,081,978
RPC Inc.[b]	117,182	1,661,641
Seadrill Ltd.[a,b]	762,696	2,516,897
Superior Energy Services Inc.	307,190	4,113,274
Weatherford International PLC[a]	1,821,994	14,175,113

		135,918,623
FOOD & STAPLES RETAILING — 0.84%
Rite Aid Corp.[a]	2,015,157	16,423,530
Sprouts Farmers Market Inc.[a,b]	312,047	9,061,845
Sysco Corp.	1,207,162	56,410,680
Whole Foods Market Inc.	667,594	20,768,849

		102,664,904
FOOD PRODUCTS — 2.94%
Blue Buffalo Pet Products Inc.[a,b]	79,744	2,046,231
Bunge Ltd.	292,665	16,585,325
Campbell Soup Co.	354,309	22,601,371
ConAgra Foods Inc.	868,461	38,750,730
Flowers Foods Inc.	353,670	6,528,748
Hain Celestial Group Inc. (The)[a,b]	209,294	8,562,217
Hershey Co. (The)	296,376	27,293,266

82

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

Hormel Foods Corp.	544,553	$23,546,472
Ingredion Inc.	145,176	15,503,345
JM Smucker Co. (The)	243,398	31,602,796
Kellogg Co.	507,862	38,876,836
McCormick & Co. Inc./MD	259,981	25,862,910
Mead Johnson Nutrition Co.	379,246	32,224,533
Pilgrim’s Pride Corp.[a]	131,125	3,330,575
Pinnacle Foods Inc.	237,666	10,618,917
Tyson Foods Inc. Class A	599,392	39,955,471
WhiteWave Foods Co. (The)[a,b]	356,720	14,497,101

		358,386,844
GAS UTILITIES — 0.52%
AGL Resources Inc.	244,457	15,923,929
Atmos Energy Corp.	205,721	15,276,841
National Fuel Gas Co.	172,227	8,619,961
Questar Corp.	357,557	8,867,414
UGI Corp.	350,643	14,127,407

		62,815,552
HEALTH CARE EQUIPMENT & SUPPLIES — 3.25%
Alere Inc.[a]	173,791	8,795,563
Align Technology Inc.[a]	164,570	11,962,593
Boston Scientific Corp.[a]	2,725,854	51,273,314
Cooper Companies Inc. (The)	98,372	15,146,337
CR Bard Inc.	151,024	30,608,034
DENTSPLY SIRONA Inc.	489,414	30,162,585
DexCom Inc.[a]	161,639	10,976,904
Edwards Lifesciences Corp.[a]	437,465	38,588,788
Hill-Rom Holdings Inc.	115,275	5,798,332
Hologic Inc.[a]	500,926	17,281,947
IDEXX Laboratories Inc.[a,b]	190,205	14,896,856
Intuitive Surgical Inc.[a]	74,947	45,046,894
ResMed Inc.	287,183	16,604,921
St. Jude Medical Inc.	571,926	31,455,930
Teleflex Inc.	84,599	13,282,889
Varian Medical Systems Inc.[a,b]	203,387	16,275,028
Zimmer Biomet Holdings Inc.	346,550	36,952,626

		395,109,541
HEALTH CARE PROVIDERS & SERVICES — 2.06%
Acadia Healthcare Co. Inc.[a,b]	122,772	6,765,965
AmerisourceBergen Corp.	418,205	36,195,643
Brookdale Senior Living Inc.[a,b]	377,143	5,989,031
Centene Corp.[a]	339,648	20,912,141
Community Health Systems Inc.[a]	240,432	4,450,396
DaVita HealthCare Partners Inc.[a]	358,930	26,338,283
Envision Healthcare Holdings Inc.[a,b]	378,849	7,728,520
Henry Schein Inc.[a,b]	170,098	29,364,018
Laboratory Corp. of America Holdings[a]	204,286	23,928,019
LifePoint Health Inc.[a]	90,530	6,269,202
MEDNAX Inc.[a,b]	190,144	12,287,105
Patterson Companies Inc.	175,989	8,188,768
Premier Inc.[a,b]	77,449	2,583,699
Quest Diagnostics Inc.	292,317	20,886,050
Tenet Healthcare Corp.[a,b]	201,812	5,838,421
Universal Health Services Inc. Class B	186,838	23,302,435
VCA Inc.[a]	167,530	9,664,806

		250,692,502

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.49%
Allscripts Healthcare Solutions Inc.[a,b]	368,897	$4,873,129
athenahealth Inc.[a,b]	78,581	10,905,471
Cerner Corp.[a]	609,508	32,279,544
IMS Health Holdings Inc.[a]	271,838	7,217,299
Inovalon Holdings Inc.[a,b]	52,925	980,171
Veeva Systems Inc.[a,b]	144,703	3,623,363

		59,878,977
HOTELS, RESTAURANTS & LEISURE — 2.46%
Aramark	393,783	13,042,093
Brinker International Inc.	116,436	5,350,234
Chipotle Mexican Grill Inc.[a,b]	63,156	29,744,581
Choice Hotels International Inc.	72,166	3,900,572
Darden Restaurants Inc.	256,273	16,990,900
Domino’s Pizza Inc.	102,249	13,482,553
Dunkin’ Brands Group Inc.	196,261	9,257,631
Extended Stay America Inc.	124,074	2,022,406
Hilton Worldwide Holdings Inc.	1,056,849	23,800,240
Hyatt Hotels Corp. Class Aa,b	65,879	3,260,352
International Game Technology PLC	192,771	3,518,071
Marriott International Inc./MD Class A	398,608	28,372,918
MGM Resorts International[a]	906,714	19,439,948
Norwegian Cruise Line Holdings Ltd.[a]	267,729	14,802,737
Panera Bread Co. Class Aa,b	47,180	9,663,879
Royal Caribbean Cruises Ltd.	349,869	28,741,738
Six Flags Entertainment Corp.	146,693	8,139,995
Starwood Hotels & Resorts Worldwide Inc.	347,621	29,002,020
Wendy’s Co. (The)	417,959	4,551,574
Wyndham Worldwide Corp.	229,189	17,516,915
Wynn Resorts Ltd.	165,145	15,429,497

		300,030,854
HOUSEHOLD DURABLES — 1.90%
DR Horton Inc.	668,200	20,199,686
Garmin Ltd.	240,842	9,624,046
GoPro Inc.[a,b]	31,685	378,953
Harman International Industries Inc.	144,961	12,907,328
Jarden Corp.[a,b]	429,421	25,314,368
Leggett & Platt Inc.	280,126	13,558,098
Lennar Corp. Class A	354,337	17,135,737
Lennar Corp. Class B	20,616	798,045
Mohawk Industries Inc.[a]	125,608	23,978,567
Newell Rubbermaid Inc.	546,724	24,214,406
NVR Inc.[a]	8,263	14,314,821
PulteGroup Inc.	741,261	13,868,993
Tempur Sealy International Inc.[a]	124,579	7,573,158
Toll Brothers Inc.[a]	358,366	10,575,381
TopBuild Corp.[a]	79,950	2,377,713
Tupperware Brands Corp.[b]	101,491	5,884,448
Whirlpool Corp.	159,985	28,851,695

		231,555,443
HOUSEHOLD PRODUCTS — 0.57%
Church & Dwight Co. Inc.	266,285	24,546,151
Clorox Co. (The)	266,800	33,632,808
Energizer Holdings Inc.	126,846	5,138,532
Spectrum Brands Holdings Inc.	51,669	5,646,388

		68,963,879

83

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.31%
AES Corp./VA	1,390,911	$16,412,750
Calpine Corp.[a]	758,850	11,511,754
NRG Energy Inc.	640,985	8,339,215
TerraForm Power Inc.	119,452	1,033,260

		37,296,979
INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	132,303	13,164,149
Roper Technologies Inc.	204,430	37,363,671

		50,527,820
INSURANCE — 4.54%
Alleghany Corp.[a]	32,579	16,165,700
Allied World Assurance Co. Holdings AG	183,545	6,413,062
American Financial Group Inc./OH	140,147	9,862,144
American National Insurance Co.	14,823	1,712,057
AmTrust Financial Services Inc.	166,525	4,309,667
Aon PLC	572,987	59,848,492
Arch Capital Group Ltd.[a,b]	252,612	17,960,713
Arthur J Gallagher & Co.	341,300	15,181,024
Aspen Insurance Holdings Ltd.	126,133	6,016,544
Assurant Inc.	138,429	10,679,797
Assured Guaranty Ltd.	288,493	7,298,873
Axis Capital Holdings Ltd.	192,847	10,695,295
Brown & Brown Inc.	235,755	8,440,029
Cincinnati Financial Corp.	334,467	21,860,763
CNA Financial Corp.	56,161	1,807,261
Endurance Specialty Holdings Ltd.	126,663	8,276,161
Erie Indemnity Co. Class A	49,734	4,624,765
Everest Re Group Ltd.	90,072	17,782,915
FNF Group	571,000	19,356,900
Genworth Financial Inc. Class Aa	1,015,435	2,772,138
Hanover Insurance Group Inc. (The)	90,051	8,124,401
Hartford Financial Services Group Inc. (The)	807,062	37,189,417
Lincoln National Corp.	514,953	20,186,158
Loews Corp.	578,286	22,125,222
Markel Corp.[a]	28,375	25,298,299
Mercury General Corp.	40,833	2,266,232
Old Republic International Corp.	531,154	9,709,495
Principal Financial Group Inc.	599,002	23,630,629
ProAssurance Corp.	111,919	5,663,101
Progressive Corp. (The)	1,193,102	41,925,604
Reinsurance Group of America Inc.	134,853	12,979,601
RenaissanceRe Holdings Ltd.	93,354	11,186,610
Torchmark Corp.	257,024	13,920,420
Unum Group	508,526	15,723,624
Validus Holdings Ltd.	172,033	8,118,237
White Mountains Insurance Group Ltd.	11,605	9,314,173
WR Berkley Corp.	198,166	11,136,929
XL Group PLC	623,959	22,961,691

		552,524,143
INTERNET & CATALOG RETAIL — 0.67%
Expedia Inc.	240,533	25,934,268
Groupon Inc.[a,b]	915,384	3,652,382

Security	Shares	Value

Liberty Interactive Corp. QVC Group Series Aa	1,002,870	$25,322,468
Liberty Ventures Series Aa	288,820	11,298,638
TripAdvisor Inc.[a,b]	227,976	15,160,404

		81,368,160
INTERNET SOFTWARE & SERVICES — 0.99%
Akamai Technologies Inc.[a]	363,446	20,196,694
CoStar Group Inc.[a]	66,035	12,425,806
GoDaddy Inc. Class Aa,b	48,310	1,561,862
IAC/InterActiveCorp	149,717	7,048,676
LinkedIn Corp. Class Aa	222,624	25,457,054
Match Group Inc.[a,b]	76,167	842,407
Pandora Media Inc.[a,b]	431,873	3,865,263
Rackspace Hosting Inc.[a,b]	238,231	5,143,407
Twitter Inc.[a,b]	1,150,852	19,046,601
VeriSign Inc.[a,b]	199,188	17,636,106
Yelp Inc.[a,b]	42,884	852,534
Zillow Group Inc. Class Aa,b	90,038	2,300,471
Zillow Group Inc. Class Ca,b	179,754	4,265,563

		120,642,444
IT SERVICES — 3.37%
Alliance Data Systems Corp.[a]	126,232	27,771,040
Amdocs Ltd.	314,823	19,021,606
Black Knight Financial Services Inc. Class Aa,b	42,352	1,314,182
Booz Allen Hamilton Holding Corp.	206,954	6,266,567
Broadridge Financial Solutions Inc.	243,668	14,451,949
Computer Sciences Corp.	282,003	9,698,083
CoreLogic Inc./U.S.[a]	184,288	6,394,793
CSRA Inc.	282,060	7,587,414
DST Systems Inc.	70,618	7,963,592
Fidelity National Information Services Inc.	576,494	36,497,835
First Data Corp. Class Aa,b	368,299	4,765,789
Fiserv Inc.[a,b]	452,974	46,466,073
FleetCor Technologies Inc.[a,b]	186,764	27,781,145
Gartner Inc.[a,b]	169,082	15,107,477
Genpact Ltd.[a]	323,452	8,794,660
Global Payments Inc.	270,836	17,685,591
Jack Henry & Associates Inc.	166,233	14,058,325
Leidos Holdings Inc.	136,252	6,856,201
Paychex Inc.	659,873	35,639,741
Sabre Corp.	232,191	6,714,964
Square Inc.[a,b]	65,656	1,003,224
Teradata Corp.[a,b]	271,538	7,125,157
Total System Services Inc.	335,737	15,974,366
Vantiv Inc. Class Aa,b	291,923	15,728,811
Western Union Co. (The)	1,050,919	20,272,227
WEX Inc.[a]	78,939	6,580,355
Xerox Corp.	2,060,186	22,991,676

		410,512,843
LEISURE PRODUCTS — 0.58%
Brunswick Corp./DE	189,056	9,070,907
Hasbro Inc.	226,882	18,173,248
Mattel Inc.	688,465	23,146,193
Polaris Industries Inc.[b]	135,127	13,307,307
Vista Outdoor Inc.[a]	130,722	6,785,779

		70,483,434

84

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.06%
Agilent Technologies Inc.	677,452	$26,996,462
Bio-Rad Laboratories Inc. Class Aa,b	41,982	5,739,779
Bio-Techne Corp.	75,845	7,168,869
Bruker Corp.	226,790	6,350,120
Charles River Laboratories International Inc.[a]	96,485	7,327,071
Mettler-Toledo International Inc.[a]	56,939	19,630,290
PerkinElmer Inc.	230,682	11,409,532
QIAGEN NVa	473,050	10,567,937
Quintiles Transnational Holdings Inc.[a]	161,405	10,507,465
VWR Corp.[a,b]	59,815	1,618,594
Waters Corp.[a]	168,277	22,199,102

		129,515,221
MACHINERY — 3.23%
AGCO Corp.	144,308	7,172,108
Allison Transmission Holdings Inc.	365,327	9,856,523
Colfax Corp.[a]	205,638	5,879,190
Crane Co.	98,391	5,299,339
Donaldson Co. Inc.	278,500	8,886,935
Dover Corp.	326,402	20,997,441
Flowserve Corp.	274,060	12,171,005
Graco Inc.	111,990	9,402,680
IDEX Corp.	158,776	13,159,355
Ingersoll-Rand PLC	538,416	33,387,176
ITT Corp.	182,186	6,720,842
Joy Global Inc.[b]	84,158	1,352,419
Kennametal Inc.	161,454	3,631,101
Lincoln Electric Holdings Inc.	144,497	8,463,189
Manitowoc Co. Inc. (The)	276,797	1,198,531
Manitowoc Foodservice Inc.	279,576	4,120,950
Middleby Corp. (The)[a,b]	116,801	12,470,843
Nordson Corp.	116,436	8,853,793
Oshkosh Corp.	149,100	6,093,717
PACCAR Inc.	721,516	39,459,710
Parker-Hannifin Corp.	282,077	31,333,113
Pentair PLC	365,689	19,842,285
Snap-on Inc.	118,295	18,571,132
SPX Corp.	85,648	1,286,433
SPX FLOW Inc.[a]	84,368	2,115,949
Stanley Black & Decker Inc.	312,671	32,896,116
Terex Corp.	214,918	5,347,160
Timken Co. (The)	146,545	4,907,792
Toro Co. (The)	113,566	9,780,304
Trinity Industries Inc.	315,698	5,780,430
WABCO Holdings Inc.[a]	111,294	11,899,555
Wabtec Corp./DE	196,325	15,566,609
Xylem Inc./NY	368,618	15,076,476

		392,980,201
MARINE — 0.06%
Kirby Corp.[a]	113,915	6,867,935

		6,867,935
MEDIA — 2.29%
AMC Networks Inc. Class Aa,b	121,971	7,920,797
Cable One Inc.	7,128	3,115,863
Cablevision Systems Corp. Class A	411,557	13,581,381
Charter Communications Inc. Class Aa,b	152,467	30,863,895

Security	Shares	Value

Cinemark Holdings Inc.	236,462	$8,472,433
Clear Channel Outdoor Holdings Inc. Class A	82,416	387,355
Discovery Communications Inc. Class Aa,b	317,557	9,091,657
Discovery Communications Inc. Class C NVS[a,b]	514,675	13,896,225
Gannett Co. Inc.	231,573	3,506,015
Interpublic Group of Companies Inc. (The)	840,822	19,296,865
John Wiley & Sons Inc. Class A	94,978	4,643,474
Liberty Broadband Corp. Class Aa,b	53,675	3,121,738
Liberty Broadband Corp. Class Ca	135,402	7,846,546
Liberty Media Corp. Class Aa	213,580	8,250,595
Liberty Media Corp. Class Ca	408,340	15,553,671
Lions Gate Entertainment Corp.	193,072	4,218,623
Live Nation Entertainment Inc.[a]	297,406	6,635,128
Madison Square Garden Co. (The)[a]	41,883	6,967,656
MSG Networks Inc. Class Aa,b	127,705	2,208,019
News Corp. Class A	782,471	9,992,155
News Corp. Class B	247,427	3,278,408
Omnicom Group Inc.	496,813	41,349,746
Regal Entertainment Group Class Ab	169,092	3,574,605
Scripps Networks Interactive Inc. Class A	186,236	12,198,458
Sirius XM Holdings Inc.[a,b]	4,360,158	17,222,624
Starz Series Aa,b	177,057	4,661,911
TEGNA Inc.	462,371	10,847,224
Tribune Media Co.	164,933	6,325,180

		279,028,247
METALS & MINING — 1.27%
Alcoa Inc.	2,664,395	25,524,904
Allegheny Technologies Inc.	113,534	1,850,604
Compass Minerals International Inc.	68,641	4,863,901
Freeport-McMoRan Inc.[b]	2,546,868	26,334,615
Newmont Mining Corp.	1,076,230	28,606,194
Nucor Corp.	649,137	30,704,180
Reliance Steel & Aluminum Co.	151,426	10,477,165
Royal Gold Inc.	132,601	6,801,105
Steel Dynamics Inc.	491,841	11,071,341
Tahoe Resources Inc.	323,842	3,248,135
U.S. Steel Corp.[b]	296,331	4,756,113

		154,238,257
MULTI-UTILITIES — 3.02%
Alliant Energy Corp.	230,183	17,097,993
Ameren Corp.	493,681	24,733,418
CenterPoint Energy Inc.	876,087	18,327,740
CMS Energy Corp.	563,215	23,902,845
Consolidated Edison Inc.	595,526	45,629,202
DTE Energy Co.	364,746	33,067,872
MDU Resources Group Inc.	397,492	7,735,194
NiSource Inc.	646,420	15,229,655
Public Service Enterprise Group Inc.	1,028,567	48,486,649
SCANA Corp.	290,900	20,406,635
Sempra Energy	503,373	52,375,961
TECO Energy Inc.	477,816	13,154,275
Vectren Corp.	168,227	8,505,557
WEC Energy Group Inc.	642,014	38,565,781

		367,218,777
MULTILINE RETAIL — 1.30%
Dillard’s Inc. Class A	43,339	3,679,915
Dollar General Corp.	582,059	49,824,250

85

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

Dollar Tree Inc.[a]	468,223	$38,609,669
JC Penney Co. Inc.[a]	404,241	4,470,905
Kohl’s Corp.	386,600	18,019,426
Macy’s Inc.	639,519	28,196,393
Nordstrom Inc.[b]	259,117	14,824,084
Sears Holdings Corp.[a,b]	29,553	452,456

		158,077,098
OIL, GAS & CONSUMABLE FUELS — 3.55%
Antero Resources Corp.[a,b]	142,432	3,542,284
Cabot Oil & Gas Corp.	945,615	21,474,917
California Resources Corp.	162,915	167,802
Cheniere Energy Inc.[a]	482,053	16,307,853
Chesapeake Energy Corp.[b]	1,200,434	4,945,788
Cimarex Energy Co.	192,581	18,732,354
Cobalt International Energy Inc.[a,b]	757,304	2,249,193
Columbia Pipeline Group Inc.	813,776	20,425,778
Concho Resources Inc.[a,b]	262,737	26,546,947
CONSOL Energy Inc.[b]	304,546	3,438,324
Continental Resources Inc./OKa,b	174,792	5,306,685
CVR Energy Inc.	32,924	859,316
Denbury Resources Inc.	742,870	1,649,171
Diamondback Energy Inc.[a,b]	145,498	11,229,536
Energen Corp.	192,939	7,059,638
EP Energy Corp. Class Aa,b	78,231	353,604
EQT Corp.	310,092	20,856,788
Golar LNG Ltd.[b]	184,011	3,306,678
Gulfport Energy Corp.[a]	255,781	7,248,834
Hess Corp.	561,654	29,571,083
HollyFrontier Corp.	373,005	13,174,537
Kosmos Energy Ltd.[a,b]	327,860	1,908,145
Laredo Petroleum Inc.[a,b]	253,652	2,011,460
Marathon Oil Corp.	1,717,367	19,131,468
Memorial Resource Development Corp.[a]	183,254	1,865,526
Murphy Oil Corp.[b]	361,997	9,118,704
Newfield Exploration Co.[a]	403,617	13,420,265
Noble Energy Inc.	873,023	27,421,652
ONEOK Inc.	425,533	12,706,415
PBF Energy Inc.	197,942	6,571,674
Pioneer Natural Resources Co.	328,402	46,219,298
QEP Resources Inc.	438,735	6,190,551
Range Resources Corp.[b]	344,579	11,157,468
SM Energy Co.	138,980	2,604,485
Southwestern Energy Co.[a,b]	785,772	6,341,180
Targa Resources Corp.	326,445	9,747,648
Teekay Corp.	99,758	863,904
Tesoro Corp.	256,065	22,024,151
Whiting Petroleum Corp.[a,b]	418,104	3,336,470
World Fuel Services Corp.	147,574	7,169,145
WPX Energy Inc.[a,b]	480,451	3,358,353

		431,615,072
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	130,308	5,277,474

		5,277,474
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.	496,568	2,388,492
Coty Inc. Class Ab	159,100	4,427,753
Edgewell Personal Care Co.	126,779	10,209,513

Security	Shares	Value

Herbalife Ltd.[a,b]	149,570	$9,207,529
Nu Skin Enterprises Inc. Class Ab	120,011	4,590,421

		30,823,708
PHARMACEUTICALS — 1.07%
Akorn Inc.[a,b]	159,548	3,754,164
Endo International PLC[a]	460,152	12,953,279
Jazz Pharmaceuticals PLC[a]	124,097	16,200,863
Mallinckrodt PLC[a,b]	237,750	14,569,320
Perrigo Co. PLC	297,463	38,054,442
Zoetis Inc.	1,016,622	45,066,853

		130,598,921
PROFESSIONAL SERVICES — 1.20%
Dun & Bradstreet Corp. (The)	73,578	7,584,420
Equifax Inc.	242,101	27,669,723
IHS Inc. Class Aa	140,158	17,402,017
ManpowerGroup Inc.	149,997	12,212,756
Nielsen Holdings PLC	748,477	39,414,799
Robert Half International Inc.	275,196	12,818,630
TransUnion[a,b]	66,710	1,841,863
Verisk Analytics Inc. Class Aa	343,958	27,489,123

		146,433,331
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.03%
Alexandria Real Estate Equities Inc.[b]	146,751	13,338,198
American Campus Communities Inc.	265,463	12,500,653
American Capital Agency Corp.	678,199	12,634,847
American Homes 4 Rent Class Ab	411,917	6,549,480
Annaly Capital Management Inc.	1,929,084	19,792,402
Apartment Investment & Management Co. Class A	318,349	13,313,355
Apple Hospitality REIT Inc.[b]	358,150	7,094,952
AvalonBay Communities Inc.	268,766	51,119,293
Boston Properties Inc.	311,968	39,644,893
Brandywine Realty Trust[b]	367,876	5,161,300
Brixmor Property Group Inc.[b]	352,915	9,041,682
Camden Property Trust	176,500	14,841,885
Care Capital Properties Inc.	168,728	4,528,660
CBL & Associates Properties Inc.[b]	342,170	4,071,823
Chimera Investment Corp.[b]	387,782	5,269,957
Columbia Property Trust Inc.	254,211	5,590,100
Communications Sales & Leasing Inc.[a]	246,080	5,475,280
Corporate Office Properties Trust	193,708	5,082,898
Corrections Corp. of America[b]	238,834	7,654,630
Crown Castle International Corp.	678,151	58,660,061
DDR Corp.	617,780	10,990,306
Digital Realty Trust Inc.[b]	297,734	26,346,482
Douglas Emmett Inc.	297,502	8,957,785
Duke Realty Corp.	702,607	15,836,762
Empire State Realty Trust Inc. Class A	226,827	3,976,277
Equinix Inc.	139,076	45,993,824
Equity Commonwealth[a,b]	264,790	7,472,374
Equity Lifestyle Properties Inc.	171,641	12,483,450
Essex Property Trust Inc.	132,932	31,087,478
Extra Space Storage Inc.	249,844	23,350,420
Federal Realty Investment Trust	139,770	21,811,108
Forest City Realty Trust Inc.[b]	444,059	9,365,204
Four Corners Property Trust Inc.	123,423	2,215,443
Gaming and Leisure Properties Inc.[b]	179,773	5,558,581
General Growth Properties Inc.	1,173,590	34,890,831

86

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

HCP Inc.[b]	939,103	$30,595,976
Healthcare Trust of America Inc. Class Ab	255,563	7,518,663
Hospitality Properties Trust[b]	303,783	8,068,476
Host Hotels & Resorts Inc.[b]	1,541,545	25,743,801
Iron Mountain Inc.[b]	427,983	14,512,904
Kilroy Realty Corp.[b]	179,657	11,115,379
Kimco Realty Corp.[b]	839,837	24,170,509
Lamar Advertising Co. Class Ab	164,752	10,132,248
Liberty Property Trust[b]	303,873	10,167,591
Macerich Co. (The)	303,048	24,013,524
MFA Financial Inc.[b]	755,537	5,175,428
Mid-America Apartment Communities Inc.	153,093	15,647,636
National Retail Properties Inc.[b]	287,316	13,273,999
NorthStar Realty Europe Corp.	126,082	1,462,551
NorthStar Realty Finance Corp.[b]	181,358	2,379,417
Omega Healthcare Investors Inc.[b]	372,251	13,140,460
Outfront Media Inc.	281,247	5,934,312
Paramount Group Inc.	365,711	5,833,090
Piedmont Office Realty Trust Inc. Class Ab	297,828	6,048,887
Post Properties Inc.	111,524	6,662,444
Prologis Inc.	1,065,562	47,076,529
Rayonier Inc.	259,680	6,408,902
Realty Income Corp.[b]	507,667	31,734,264
Regency Centers Corp.	191,728	14,350,841
Retail Properties of America Inc. Class A	484,083	7,672,716
Senior Housing Properties Trust[b]	474,691	8,492,222
SL Green Realty Corp.[b]	202,735	19,640,967
Spirit Realty Capital Inc.[b]	898,236	10,105,155
Starwood Property Trust Inc.[b]	484,307	9,167,932
Tanger Factory Outlet Centers Inc.	195,777	7,124,325
Taubman Centers Inc.	124,892	8,896,057
Two Harbors Investment Corp.	743,714	5,905,089
UDR Inc.[b]	527,172	20,311,937
Ventas Inc.	672,842	42,362,132
VEREIT Inc.	1,844,754	16,362,968
Vornado Realty Trust[b]	382,904	36,157,625
Weingarten Realty Investors	252,662	9,479,878
Welltower Inc.	712,914	49,433,457
Weyerhaeuser Co.	1,624,024	50,312,264
WP Carey Inc.	212,552	13,229,236
WP Glimcher Inc.	377,095	3,578,632

		1,221,103,097
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
CBRE Group Inc. Class Aa	582,794	16,796,123
Howard Hughes Corp. (The)[a,b]	81,009	8,578,043
Jones Lang LaSalle Inc.	91,449	10,728,797
Realogy Holdings Corp.[a]	297,765	10,752,294

		46,855,257
ROAD & RAIL — 0.69%
AMERCO	14,863	5,310,699
Avis Budget Group Inc.[a,b]	205,467	5,621,577
Genesee & Wyoming Inc. Class Aa,b	115,701	7,254,453
Hertz Global Holdings Inc.[a,b]	768,698	8,094,390
JB Hunt Transport Services Inc.	187,388	15,785,565
Kansas City Southern	225,054	19,230,864
Landstar System Inc.	90,387	5,839,904
Old Dominion Freight Line Inc.[a,b]	142,299	9,906,856
Ryder System Inc.	108,546	7,031,610

		84,075,918

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.03%
Analog Devices Inc.	637,645	$37,742,208
Applied Materials Inc.	2,336,477	49,486,583
Atmel Corp.	852,225	6,920,067
Cree Inc.[a,b]	210,682	6,130,846
Cypress Semiconductor Corp.	672,996	5,828,145
First Solar Inc.[a,b]	153,987	10,543,490
KLA-Tencor Corp.	325,404	23,692,665
Lam Research Corp.[b]	322,106	26,605,956
Linear Technology Corp.	487,320	21,714,979
Marvell Technology Group Ltd.	921,856	9,504,335
Maxim Integrated Products Inc.	577,977	21,257,994
Microchip Technology Inc.[b]	425,560	20,511,992
NVIDIA Corp.	1,094,084	38,982,213
ON Semiconductor Corp.[a]	875,586	8,396,870
Qorvo Inc.[a,b]	288,010	14,518,584
Skyworks Solutions Inc.	388,719	30,281,210
SunEdison Inc.[a,b]	631,767	341,281
SunPower Corp.[a,b]	112,753	2,518,902
Teradyne Inc.	437,492	9,445,452
Xilinx Inc.	526,304	24,962,599

		369,386,371
SOFTWARE — 3.54%
Activision Blizzard Inc.	1,026,235	34,727,792
ANSYS Inc.[a,b]	182,959	16,367,512
Atlassian Corp. PLC Class Aa	52,838	1,328,876
Autodesk Inc.[a]	463,141	27,005,752
CA Inc.	609,498	18,766,443
Cadence Design Systems Inc.[a]	594,971	14,029,416
CDK Global Inc.	326,466	15,196,992
Citrix Systems Inc.[a,b]	326,118	25,626,353
Electronic Arts Inc.[a,b]	639,747	42,293,674
FireEye Inc.[a,b]	280,690	5,049,613
Fortinet Inc.[a]	290,386	8,894,523
Intuit Inc.	521,821	54,274,602
NetSuite Inc.[a,b]	81,906	5,609,742
Nuance Communications Inc.[a]	514,417	9,614,454
PTC Inc.[a]	234,764	7,784,774
Red Hat Inc.[a,b]	372,936	27,787,461
ServiceNow Inc.[a]	313,113	19,156,253
Splunk Inc.[a,b]	255,317	12,492,661
SS&C Technologies Holdings Inc.	165,895	10,521,061
Symantec Corp.	1,384,984	25,456,006
Synopsys Inc.[a]	315,901	15,302,245
Tableau Software Inc. Class Aa	45,383	2,081,718
Ultimate Software Group Inc. (The)[a,b]	58,249	11,271,182
Workday Inc. Class Aa,b	215,564	16,563,938
Zynga Inc. Class Aa,b	1,565,084	3,568,392

		430,771,435
SPECIALTY RETAIL — 4.15%
Aaron’s Inc.	131,975	3,312,572
Advance Auto Parts Inc.	148,850	23,866,609
AutoNation Inc.[a]	139,399	6,507,145
AutoZone Inc.[a,b]	63,516	50,602,562
Bed Bath & Beyond Inc.[a,b]	348,975	17,323,119
Best Buy Co. Inc.	568,353	18,437,371
Cabela’s Inc.[a]	97,714	4,757,695
CarMax Inc.[a,b]	398,423	20,359,415

87

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Security	Shares	Value

CST Brands Inc.	156,365	$5,987,216
Dick’s Sporting Goods Inc.	187,755	8,777,546
DSW Inc. Class A	150,599	4,162,556
Foot Locker Inc.	284,786	18,368,697
GameStop Corp. Class A	219,064	6,950,901
Gap Inc. (The)	459,814	13,518,532
GNC Holdings Inc. Class A	151,925	4,823,619
L Brands Inc.	503,169	44,183,270
Michaels Companies Inc. (The)[a]	128,253	3,587,236
Murphy USA Inc.[a]	84,995	5,222,943
O’Reilly Automotive Inc.[a]	205,319	56,187,598
Office Depot Inc.[a,b]	1,114,885	7,915,683
Penske Automotive Group Inc.	86,745	3,287,636
Ross Stores Inc.	841,341	48,713,644
Sally Beauty Holdings Inc.[a,b]	298,386	9,661,739
Signet Jewelers Ltd.	163,422	20,269,231
Staples Inc.	1,304,798	14,391,922
Tiffany & Co.[b]	230,148	16,888,260
Tractor Supply Co.	277,574	25,109,344
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	130,710	25,323,755
Urban Outfitters Inc.[a]	177,273	5,865,964
Williams-Sonoma Inc.	186,962	10,234,300

		504,598,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.71%
3D Systems Corp.[a,b]	228,835	3,540,077
Lexmark International Inc. Class A	124,704	4,168,855
NCR Corp.[a]	271,527	8,126,803
NetApp Inc.	601,048	16,402,600
SanDisk Corp.	422,844	32,169,972
Western Digital Corp.	457,287	21,602,238

		86,010,545
TEXTILES, APPAREL & LUXURY GOODS — 1.40%
Carter’s Inc.	107,087	11,284,828
Coach Inc.	562,216	22,539,239
Fossil Group Inc.[a,b]	86,458	3,840,464
Hanesbrands Inc.	817,318	23,162,792
Kate Spade & Co.[a,b]	260,098	6,637,701
lululemon athletica Inc.[a]	226,778	15,355,138
Michael Kors Holdings Ltd.[a]	374,559	21,334,881
PVH Corp.	167,996	16,641,684
Ralph Lauren Corp.	121,910	11,735,057
Skechers U.S.A. Inc. Class Aa,b	250,480	7,627,116
Under Armour Inc. Class Aa,b	363,356	30,823,490

		170,982,390
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp. Inc.	985,358	15,667,192
TFS Financial Corp.	136,274	2,367,080

		18,034,272
TRADING COMPANIES & DISTRIBUTORS — 0.96%
Air Lease Corp.	209,509	6,729,429
Fastenal Co.[b]	597,966	29,300,334
GATX Corp.[b]	89,279	4,240,752
HD Supply Holdings Inc.[a]	347,366	11,487,394
MSC Industrial Direct Co. Inc. Class A	97,173	7,415,272
NOW Inc.[a]	218,354	3,869,233

Security	Shares	Value

United Rentals Inc.[a]	185,510	$11,536,867
Watsco Inc.	53,146	7,160,892
WESCO International Inc.[a,b]	90,466	4,945,776
WW Grainger Inc.[b]	127,724	29,814,613

		116,500,562
TRANSPORTATION INFRASTRUCTURE — 0.08%
Macquarie Infrastructure Corp.	140,426	9,470,329

		9,470,329
WATER UTILITIES — 0.30%
American Water Works Co. Inc.	366,151	25,238,789
Aqua America Inc.	360,949	11,485,397

		36,724,186
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a,b]	1,521,860	5,296,073
Telephone & Data Systems Inc.	191,391	5,758,955
U.S. Cellular Corp.[a,b]	27,250	1,245,052

		12,300,080

TOTAL COMMON STOCKS (Cost: $10,533,468,441)		12,152,386,123

SHORT-TERM INVESTMENTS — 7.15%

MONEY MARKET FUNDS — 7.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	815,817,032	815,817,032
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	41,438,082	41,438,082
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	13,142,971	13,142,971

		870,398,085

TOTAL SHORT-TERM INVESTMENTS (Cost: $870,398,085)		870,398,085

TOTAL INVESTMENTS IN SECURITIES — 107.00% (Cost: $11,403,866,526)		13,022,784,208
Other Assets, Less Liabilities — (7.00)%		(851,571,975)

NET ASSETS — 100.00%		$12,171,212,233

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

88

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	48	Jun. 2016	Chicago Mercantile	$4,923,600	$172,312
S&P MidCap 400 E-Mini	87	Jun. 2016	Chicago Mercantile	12,538,440	584,408

Net unrealized appreciation					$756,720

See notes to financial statements.

89

Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.63%
B/E Aerospace Inc.	218,180	$10,062,462
BWX Technologies Inc.	43,141	1,447,812
Hexcel Corp.	197,722	8,642,429
Huntington Ingalls Industries Inc.	99,779	13,663,736
Rockwell Collins Inc.	271,350	25,021,183
Spirit AeroSystems Holdings Inc. Class Aa	251,500	11,408,040
Textron Inc.	128,627	4,689,740
TransDigm Group Inc.[a]	109,318	24,087,128

		99,022,530
AIR FREIGHT & LOGISTICS — 0.68%
CH Robinson Worldwide Inc.	299,197	22,209,393
Expeditors International of Washington Inc.	392,424	19,154,216

		41,363,609
AIRLINES — 2.30%
Alaska Air Group Inc.	265,969	21,814,777
JetBlue Airways Corp.[a,b]	240,529	5,079,973
Southwest Airlines Co.	1,370,663	61,405,702
Spirit Airlines Inc.[a]	149,857	7,190,139
United Continental Holdings Inc.[a]	737,286	44,133,940

		139,624,531
AUTO COMPONENTS — 1.44%
BorgWarner Inc.	464,210	17,825,664
Delphi Automotive PLC	592,188	44,425,944
Gentex Corp.	300,151	4,709,369
Lear Corp.	120,767	13,425,667
Visteon Corp.[b]	82,652	6,578,273

		86,964,917
AUTOMOBILES — 0.28%
Harley-Davidson Inc.	215,716	11,072,702
Thor Industries Inc.	93,070	5,935,074

		17,007,776
BANKS — 0.33%
Signature Bank/New York NYa,b	95,340	12,977,681
SVB Financial Group[a,b]	65,770	6,711,828

		19,689,509
BEVERAGES — 2.95%
Brown-Forman Corp. Class A	51,946	5,542,119
Brown-Forman Corp. Class B	222,890	21,947,978
Coca-Cola Enterprises Inc.	477,977	24,252,553
Constellation Brands Inc. Class A	335,513	50,692,659
Dr Pepper Snapple Group Inc.	393,226	35,162,269
Monster Beverage Corp.[a]	306,840	40,926,319

		178,523,897

Security	Shares	Value

BIOTECHNOLOGY — 2.17%
Agios Pharmaceuticals Inc.[a,b]	52,996	$2,151,638
Alkermes PLC[a]	253,058	8,652,053
Alnylam Pharmaceuticals Inc.[a,b]	124,634	7,823,276
BioMarin Pharmaceutical Inc.[a]	328,914	27,128,827
Bluebird Bio Inc.[a,b]	73,839	3,138,157
Incyte Corp.[a]	320,983	23,261,638
Intercept Pharmaceuticals Inc.[a,b]	32,530	4,179,129
Intrexon Corp.[a,b]	99,717	3,379,409
Ionis Pharmaceuticals Inc.[a,b]	244,929	9,919,624
Juno Therapeutics Inc.[a,b]	24,168	920,559
Medivation Inc.[a]	323,005	14,851,770
OPKO Health Inc.[a,b]	618,499	6,426,205
Puma Biotechnology Inc.[a,b]	51,280	1,506,094
Seattle Genetics Inc.[a,b]	216,638	7,601,827
United Therapeutics Corp.[a,b]	94,846	10,568,690

		131,508,896
BUILDING PRODUCTS — 1.18%
Allegion PLC	196,294	12,505,891
AO Smith Corp.	152,427	11,631,704
Armstrong World Industries Inc.[a]	50,258	2,430,980
Fortune Brands Home & Security Inc.	114,064	6,392,147
Lennox International Inc.	83,076	11,231,044
Masco Corp.	715,162	22,491,845
USG Corp.[a,b]	187,057	4,640,884

		71,324,495
CAPITAL MARKETS — 2.57%
Affiliated Managers Group Inc.[a]	112,276	18,233,622
Ameriprise Financial Inc.	287,565	27,033,986
Artisan Partners Asset Management Inc.	72,071	2,222,670
Eaton Vance Corp. NVS	242,217	8,119,114
Federated Investors Inc. Class B	192,166	5,543,989
Interactive Brokers Group Inc. Class A	9,926	390,290
Invesco Ltd.	109,667	3,374,454
Lazard Ltd. Class A	259,012	10,049,666
Legg Mason Inc.	64,933	2,251,876
LPL Financial Holdings Inc.[b]	156,497	3,881,126
NorthStar Asset Management Group Inc./New York	396,999	4,505,939
SEI Investments Co.	285,960	12,310,578
T Rowe Price Group Inc.	534,444	39,260,256
TD Ameritrade Holding Corp.	466,714	14,715,492
Waddell & Reed Financial Inc. Class A	163,078	3,838,856

		155,731,914
CHEMICALS — 2.80%
Airgas Inc.	31,495	4,460,952
Ashland Inc.	12,181	1,339,423
Axalta Coating Systems Ltd.[a]	206,198	6,020,981
Celanese Corp. Series A	22,394	1,466,807
CF Industries Holdings Inc.	482,981	15,136,624
Eastman Chemical Co.	75,560	5,457,699
FMC Corp.	198,671	8,020,348
GCP Applied Technologies Inc.[a]	149,117	2,973,393
Huntsman Corp.	266,219	3,540,713
International Flavors & Fragrances Inc.	165,948	18,879,904
NewMarket Corp.	17,484	6,928,210
Platform Specialty Products Corp.[a,b]	42,788	367,977

90

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

RPM International Inc.	273,442	$12,942,010
Scotts Miracle-Gro Co. (The) Class A	83,305	6,062,105
Sherwin-Williams Co. (The)	166,079	47,277,709
Valspar Corp. (The)	166,675	17,837,558
WR Grace & Co.[a]	149,444	10,637,424

		169,349,837
COMMERCIAL SERVICES & SUPPLIES — 1.64%
Cintas Corp.	184,729	16,590,511
Clean Harbors Inc.[a,b]	80,827	3,988,004
Copart Inc.[a,b]	229,717	9,365,562
Covanta Holding Corp.	233,931	3,944,077
KAR Auction Services Inc.	97,072	3,702,326
Pitney Bowes Inc.	152,050	3,275,157
Rollins Inc.	195,389	5,298,950
RR Donnelley & Sons Co.	223,284	3,661,858
Stericycle Inc.[a,b]	174,478	22,017,379
Tyco International PLC	754,757	27,707,129

		99,550,953
COMMUNICATIONS EQUIPMENT — 1.42%
Arista Networks Inc.[a,b]	68,792	4,340,775
ARRIS International PLC[a,b]	142,327	3,262,135
CommScope Holding Co. Inc.[a,b]	94,831	2,647,682
F5 Networks Inc.[a]	147,567	15,619,967
Harris Corp.	42,398	3,301,108
Juniper Networks Inc.	142,941	3,646,425
Motorola Solutions Inc.	362,445	27,437,086
Palo Alto Networks Inc.[a,b]	157,215	25,648,055

		85,903,233
CONSTRUCTION & ENGINEERING — 0.05%
AECOM[a,b]	40,264	1,239,729
Quanta Services Inc.[a,b]	61,904	1,396,554
Valmont Industries Inc.	2,520	312,077

		2,948,360
CONSTRUCTION MATERIALS — 0.23%
Eagle Materials Inc.	103,236	7,237,876
Martin Marietta Materials Inc.	19,344	3,085,561
Vulcan Materials Co.	35,482	3,745,835

		14,069,272
CONSUMER FINANCE — 0.18%
Ally Financial Inc.[a,b]	72,389	1,355,122
Credit Acceptance Corp.[a,b]	17,337	3,147,532
LendingClub Corp.[a,b]	137,242	1,139,109
Santander Consumer USA Holdings Inc.[a]	9,832	103,138
SLM Corp.[a]	806,779	5,131,114

		10,876,015
CONTAINERS & PACKAGING — 1.96%
AptarGroup Inc.	23,669	1,855,886
Avery Dennison Corp.	173,747	12,528,896
Ball Corp.	282,825	20,162,594
Bemis Co. Inc.	21,626	1,119,794
Crown Holdings Inc.[a]	126,054	6,251,018

Security	Shares	Value

Graphic Packaging Holding Co.	391,029	$5,024,723
International Paper Co.	820,097	33,656,781
Owens-Illinois Inc.[a]	20,100	320,796
Packaging Corp. of America	201,137	12,148,675
Sealed Air Corp.	405,029	19,445,442
Silgan Holdings Inc.	82,899	4,407,740
WestRock Co.	51,030	1,991,701

		118,914,046
DISTRIBUTORS — 0.80%
Genuine Parts Co.	289,988	28,813,208
LKQ Corp.[a]	624,078	19,926,810

		48,740,018
DIVERSIFIED CONSUMER SERVICES — 0.50%
H&R Block Inc.	452,615	11,958,088
Service Corp. International/U.S.	415,198	10,247,087
ServiceMaster Global Holdings Inc.[a]	210,994	7,950,254

		30,155,429
DIVERSIFIED FINANCIAL SERVICES — 2.57%
CBOE Holdings Inc.	171,432	11,199,652
FactSet Research Systems Inc.	85,689	12,984,454
Intercontinental Exchange Inc.	85,442	20,090,832
Leucadia National Corp.	89,816	1,452,325
McGraw Hill Financial Inc.	561,351	55,562,522
Moody’s Corp.	364,064	35,154,020
Morningstar Inc.	38,994	3,442,000
MSCI Inc.	210,635	15,603,841

		155,489,646
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.38%
Level 3 Communications Inc.[a]	70,205	3,710,334
SBA Communications Corp. Class Aa	130,933	13,115,559
Zayo Group Holdings Inc.[a]	255,337	6,189,369

		23,015,262
ELECTRIC UTILITIES — 0.08%
ITC Holdings Corp.	116,993	5,097,385

		5,097,385
ELECTRICAL EQUIPMENT — 1.34%
Acuity Brands Inc.	89,109	19,438,237
AMETEK Inc.	495,489	24,764,540
Babcock & Wilcox Enterprises Inc.[a,b]	22,254	476,236
Hubbell Inc.	15,572	1,649,542
Regal Beloit Corp.	4,711	297,217
Rockwell Automation Inc.	276,002	31,395,228
Solarcity Corp.[a,b]	121,378	2,983,471

		81,004,471
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.56%
Amphenol Corp. Class A	633,578	36,633,480
CDW Corp./DE	270,823	11,239,155
Cognex Corp.	179,041	6,973,647
Fitbit Inc.[a,b]	56,974	863,156

91

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

FLIR Systems Inc.	181,897	$5,993,506
Ingram Micro Inc. Class A	16,943	608,423
IPG Photonics Corp.[a,b]	71,093	6,830,615
Jabil Circuit Inc.	73,829	1,422,685
Keysight Technologies Inc.[a]	291,938	8,098,360
National Instruments Corp.	50,702	1,526,637
Trimble Navigation Ltd.[a]	28,330	702,584
VeriFone Systems Inc.[a,b]	232,486	6,565,405
Zebra Technologies Corp. Class Aa,b	106,254	7,331,526

		94,789,179
ENERGY EQUIPMENT & SERVICES — 0.16%
FMC Technologies Inc.[a]	308,577	8,442,667
Oceaneering International Inc.	35,698	1,186,601
RPC Inc.[b]	14,222	201,668

		9,830,936
FOOD & STAPLES RETAILING — 0.92%
Rite Aid Corp.[a]	1,207,220	9,838,843
Sprouts Farmers Market Inc.[a,b]	313,600	9,106,944
Sysco Corp.	380,068	17,760,578
Whole Foods Market Inc.	616,556	19,181,057

		55,887,422
FOOD PRODUCTS — 3.28%
Blue Buffalo Pet Products Inc.[a,b]	51,847	1,330,394
Campbell Soup Co.	210,402	13,421,544
ConAgra Foods Inc.	118,617	5,292,691
Flowers Foods Inc.	319,186	5,892,174
Hain Celestial Group Inc. (The)[a,b]	210,578	8,614,746
Hershey Co. (The)	298,811	27,517,505
Hormel Foods Corp.	549,072	23,741,873
Ingredion Inc.	17,855	1,906,735
Kellogg Co.	460,966	35,286,947
McCormick & Co. Inc./MD	262,132	26,076,891
Mead Johnson Nutrition Co.	382,402	32,492,698
Pilgrim’s Pride Corp.[a]	13,644	346,558
Tyson Foods Inc. Class A	30,733	2,048,662
WhiteWave Foods Co. (The)[a,b]	359,283	14,601,261

		198,570,679
HEALTH CARE EQUIPMENT & SUPPLIES — 4.40%
Alere Inc.[a]	111,717	5,653,997
Align Technology Inc.[a]	165,753	12,048,586
Boston Scientific Corp.[a]	214,234	4,029,742
Cooper Companies Inc. (The)	67,681	10,420,844
CR Bard Inc.	152,272	30,860,966
DENTSPLY SIRONA Inc.	280,352	17,278,094
DexCom Inc.[a,b]	162,785	11,054,729
Edwards Lifesciences Corp.[a]	441,190	38,917,370
Hill-Rom Holdings Inc.	107,198	5,392,059
Hologic Inc.[a]	504,473	17,404,318
IDEXX Laboratories Inc.[a,b]	192,002	15,037,597
Intuitive Surgical Inc.[a,b]	75,594	45,435,774
ResMed Inc.[b]	289,110	16,716,340
St. Jude Medical Inc.	325,351	17,894,305
Varian Medical Systems Inc.[a,b]	204,738	16,383,135
Zimmer Biomet Holdings Inc.	21,642	2,307,686

		266,835,542

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.44%
Acadia Healthcare Co. Inc.[a,b]	123,368	$6,798,811
AmerisourceBergen Corp.	421,739	36,501,510
Brookdale Senior Living Inc.[a]	80,706	1,281,611
Centene Corp.[a,b]	260,121	16,015,650
DaVita HealthCare Partners Inc.[a,b]	104,353	7,657,423
Envision Healthcare Holdings Inc.[a,b]	379,494	7,741,678
Henry Schein Inc.[a]	171,495	29,605,182
Laboratory Corp. of America Holdings[a]	68,268	7,996,231
LifePoint Health Inc.[a,b]	8,946	619,511
MEDNAX Inc.[a,b]	110,800	7,159,896
Patterson Companies Inc.	96,057	4,469,532
Premier Inc.[a,b]	76,698	2,558,645
Tenet Healthcare Corp.[a,b]	202,660	5,862,954
Universal Health Services Inc. Class B	33,704	4,203,563
VCA Inc.[a]	158,970	9,170,979

		147,643,176
HEALTH CARE TECHNOLOGY — 0.94%
Allscripts Healthcare Solutions Inc.[a,b]	115,125	1,520,801
athenahealth Inc.[a,b]	79,186	10,989,433
Cerner Corp.[a,b]	614,577	32,547,998
IMS Health Holdings Inc.[a]	274,520	7,288,506
Inovalon Holdings Inc.[a,b]	51,413	952,169
Veeva Systems Inc.[a,b]	145,510	3,643,570

		56,942,477
HOTELS, RESTAURANTS & LEISURE — 3.77%
Aramark	363,017	12,023,123
Brinker International Inc.	117,475	5,397,976
Chipotle Mexican Grill Inc.[a,b]	63,675	29,989,015
Choice Hotels International Inc.	73,098	3,950,947
Darden Restaurants Inc.	51,121	3,389,322
Domino’s Pizza Inc.	103,215	13,609,930
Dunkin’ Brands Group Inc.[b]	197,864	9,333,245
Extended Stay America Inc.	122,559	1,997,712
Hilton Worldwide Holdings Inc.	1,065,618	23,997,717
International Game Technology PLC	129,956	2,371,697
Marriott International Inc./MD Class A	401,866	28,604,822
MGM Resorts International[a]	64,211	1,376,684
Norwegian Cruise Line Holdings Ltd.[a]	247,744	13,697,766
Panera Bread Co. Class Aa,b	47,501	9,729,630
Six Flags Entertainment Corp.	147,592	8,189,880
Starwood Hotels & Resorts Worldwide Inc.	350,471	29,239,795
Wyndham Worldwide Corp.	230,830	17,642,337
Wynn Resorts Ltd.	147,554	13,785,970

		228,327,568
HOUSEHOLD DURABLES — 2.23%
DR Horton Inc.	279,059	8,435,954
GoPro Inc.[a,b]	183,229	2,191,419
Harman International Industries Inc.	146,070	13,006,073
Jarden Corp.[a]	432,978	25,524,053
Leggett & Platt Inc.	282,669	13,681,180
Lennar Corp. Class A	140,131	6,776,735
Lennar Corp. Class B	7,538	291,796
Mohawk Industries Inc.[a]	88,906	16,972,155
Newell Rubbermaid Inc.	278,032	12,314,037
NVR Inc.[a]	8,346	14,458,610

92

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

Tempur Sealy International Inc.[a]	125,345	$7,619,722
Toll Brothers Inc.[a]	125,069	3,690,786
TopBuild Corp.[a]	79,242	2,356,657
Tupperware Brands Corp.[b]	96,271	5,581,793
Whirlpool Corp.	12,140	2,189,328

		135,090,298
HOUSEHOLD PRODUCTS — 0.95%
Church & Dwight Co. Inc.	268,497	24,750,054
Clorox Co. (The)	213,369	26,897,296
Spectrum Brands Holdings Inc.	51,611	5,640,050

		57,287,400
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Calpine Corp.[a]	89,039	1,350,721
TerraForm Power Inc.	6,232	53,907

		1,404,628
INDUSTRIAL CONGLOMERATES — 0.29%
Carlisle Companies Inc.	28,867	2,872,266
Roper Technologies Inc.	78,984	14,435,906

		17,308,172
INSURANCE — 1.26%
AmTrust Financial Services Inc.	9,270	239,908
Aon PLC	578,052	60,377,531
Arthur J Gallagher & Co.	191,331	8,510,403
Erie Indemnity Co. Class A	50,025	4,651,825
Markel Corp.[a]	2,927	2,609,625

		76,389,292
INTERNET & CATALOG RETAIL — 1.07%
Expedia Inc.	215,164	23,198,982
Groupon Inc.[a,b]	917,121	3,659,313
Liberty Interactive Corp. QVC Group Series Aa	455,258	11,495,265
Liberty Ventures Series Aa	291,020	11,384,702
TripAdvisor Inc.[a,b]	230,103	15,301,850

		65,040,112
INTERNET SOFTWARE & SERVICES — 1.99%
Akamai Technologies Inc.[a,b]	366,360	20,358,625
CoStar Group Inc.[a,b]	66,525	12,518,009
GoDaddy Inc. Class Aa,b	48,501	1,568,037
IAC/InterActiveCorp	151,067	7,112,234
LinkedIn Corp. Class Aa,b	224,468	25,667,916
Match Group Inc.[a,b]	57,607	637,134
Pandora Media Inc.[a,b]	435,383	3,896,678
Rackspace Hosting Inc.[a,b]	239,051	5,161,111
Twitter Inc.[a,b]	1,159,674	19,192,605
VeriSign Inc.[a,b]	200,633	17,764,046
Yelp Inc.[a,b]	132,664	2,637,360
Zillow Group Inc. Class Aa,b	53,491	1,366,695
Zillow Group Inc. Class Ca,b	106,922	2,537,259

		120,417,709

Security	Shares	Value

IT SERVICES — 5.17%
Alliance Data Systems Corp.[a]	127,269	$27,999,180
Black Knight Financial Services Inc. Class Aa,b	36,777	1,141,190
Booz Allen Hamilton Holding Corp.	193,843	5,869,566
Broadridge Financial Solutions Inc.	245,918	14,585,397
CoreLogic Inc./U.S.[a]	82,894	2,876,422
DST Systems Inc.	54,681	6,166,376
Fidelity National Information Services Inc.	250,644	15,868,272
First Data Corp. Class Aa,b	283,937	3,674,145
Fiserv Inc.[a]	457,255	46,905,218
FleetCor Technologies Inc.[a]	188,297	28,009,179
Gartner Inc.[a,b]	170,325	15,218,539
Genpact Ltd.[a]	326,406	8,874,979
Global Payments Inc.	272,655	17,804,371
Jack Henry & Associates Inc.	167,748	14,186,448
Leidos Holdings Inc.	11,793	593,424
Paychex Inc.	580,247	31,339,140
Sabre Corp.	233,568	6,754,787
Square Inc.[a,b]	48,638	743,189
Teradata Corp.[a,b]	203,539	5,340,863
Total System Services Inc.	338,965	16,127,955
Vantiv Inc. Class Aa,b	294,108	15,846,539
Western Union Co. (The)	1,059,257	20,433,067
WEX Inc.[a,b]	79,526	6,629,287

		312,987,533
LEISURE PRODUCTS — 0.59%
Brunswick Corp./DE	140,452	6,738,887
Hasbro Inc.	185,565	14,863,757
Polaris Industries Inc.	136,386	13,431,293
Vista Outdoor Inc.[a]	16,986	881,743

		35,915,680
LIFE SCIENCES TOOLS & SERVICES — 1.18%
Bio-Techne Corp.	31,415	2,969,346
Bruker Corp.	226,920	6,353,760
Charles River Laboratories International Inc.[a]	97,260	7,385,925
Mettler-Toledo International Inc.[a,b]	57,374	19,780,260
PerkinElmer Inc.	35,755	1,768,442
Quintiles Transnational Holdings Inc.[a]	154,073	10,030,152
VWR Corp.[a,b]	31,645	856,314
Waters Corp.[a]	169,653	22,380,624

		71,524,823
MACHINERY — 3.00%
Allison Transmission Holdings Inc.	199,723	5,388,527
Donaldson Co. Inc.	252,266	8,049,808
Flowserve Corp.	128,111	5,689,409
Graco Inc.	112,762	9,467,497
IDEX Corp.	145,945	12,095,922
Ingersoll-Rand PLC	37,967	2,354,334
Lincoln Electric Holdings Inc.	133,542	7,821,555
Middleby Corp. (The)[a,b]	117,674	12,564,053
Nordson Corp.	116,792	8,880,864
PACCAR Inc.	657,809	35,975,574
Parker-Hannifin Corp.	128,886	14,316,657
Snap-on Inc.	119,187	18,711,167
Stanley Black & Decker Inc.	28,991	3,050,143
Toro Co. (The)	113,866	9,806,140

93

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

WABCO Holdings Inc.[a]	112,073	$11,982,845
Wabtec Corp./DE	198,218	15,716,705

		181,871,200
MEDIA — 3.13%
AMC Networks Inc. Class Aa	122,946	7,984,113
Cablevision Systems Corp. Class A	59,589	1,966,437
Charter Communications Inc. Class Aa,b	153,728	31,119,159
Cinemark Holdings Inc.	238,126	8,532,055
Clear Channel Outdoor Holdings Inc. Class A	28,002	131,609
Discovery Communications Inc. Class Aa,b	290,976	8,330,643
Discovery Communications Inc. Class C NVS[a,b]	472,854	12,767,058
Interpublic Group of Companies Inc. (The)	847,065	19,440,142
Lions Gate Entertainment Corp.[b]	193,841	4,235,426
Live Nation Entertainment Inc.[a]	299,216	6,675,509
Madison Square Garden Co. (The)[a]	42,096	7,003,090
MSG Networks Inc. Class Aa,b	125,055	2,162,201
Omnicom Group Inc.	501,071	41,704,139
Regal Entertainment Group Class Ab	169,070	3,574,140
Scripps Networks Interactive Inc. Class A	187,629	12,289,699
Sirius XM Holdings Inc.[a,b]	4,390,727	17,343,372
Starz Series Aa,b	176,417	4,645,060

		189,903,852
METALS & MINING — 0.11%
Compass Minerals International Inc.	68,915	4,883,317
Royal Gold Inc.	6,793	348,413
Steel Dynamics Inc.	54,442	1,225,489
Tahoe Resources Inc.	40,717	408,392

		6,865,611
MULTILINE RETAIL — 2.07%
Dillard’s Inc. Class A	5,117	434,484
Dollar General Corp.	587,560	50,295,136
Dollar Tree Inc.[a]	472,210	38,938,437
Macy’s Inc.	465,028	20,503,085
Nordstrom Inc.[b]	261,571	14,964,477
Sears Holdings Corp.[a,b]	2,724	41,704

		125,177,323
OIL, GAS & CONSUMABLE FUELS — 0.69%
Cabot Oil & Gas Corp.	952,947	21,641,426
Continental Resources Inc./OKa,b	57,952	1,759,423
CVR Energy Inc.	10,672	278,539
HollyFrontier Corp.	55,951	1,976,189
Memorial Resource Development Corp.[a,b]	180,582	1,838,325
ONEOK Inc.	192,212	5,739,450
Range Resources Corp.[b]	22,752	736,710
Targa Resources Corp.	159,886	4,774,196
Teekay Corp.	36,578	316,766
Tesoro Corp.	15,803	1,359,216
World Fuel Services Corp.	26,545	1,289,556

		41,709,796
PERSONAL PRODUCTS — 0.22%
Coty Inc. Class Ab	160,473	4,465,964
Herbalife Ltd.[a,b]	128,345	7,900,918

Security	Shares	Value

Nu Skin Enterprises Inc. Class A	24,939	$953,917

		13,320,799
PHARMACEUTICALS — 1.37%
Akorn Inc.[a,b]	159,855	3,761,388
Endo International PLC[a]	167,812	4,723,908
Jazz Pharmaceuticals PLC[a]	125,273	16,354,390
Mallinckrodt PLC[a,b]	94,790	5,808,731
Perrigo Co. PLC	55,618	7,115,211
Zoetis Inc.	1,025,403	45,456,115

		83,219,743
PROFESSIONAL SERVICES — 1.89%
Dun & Bradstreet Corp. (The)	21,812	2,248,381
Equifax Inc.	244,089	27,896,932
IHS Inc. Class Aa	120,816	15,000,514
Nielsen Holdings PLC	520,141	27,390,625
Robert Half International Inc.	277,272	12,915,330
TransUnion[a]	51,587	1,424,317
Verisk Analytics Inc. Class Aa	346,788	27,715,297

		114,591,396
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.70%
Boston Properties Inc.	287,256	36,504,493
Columbia Property Trust Inc.	31,253	687,253
Crown Castle International Corp.	684,536	59,212,364
Digital Realty Trust Inc.[b]	172,327	15,249,216
Empire State Realty Trust Inc. Class A	106,788	1,871,994
Equinix Inc.[b]	140,280	46,391,999
Equity Lifestyle Properties Inc.	172,849	12,571,308
Extra Space Storage Inc.	251,883	23,540,985
Federal Realty Investment Trust	140,909	21,988,849
Four Corners Property Trust Inc.	24,302	436,221
Gaming and Leisure Properties Inc.[b]	24,635	761,714
Healthcare Trust of America Inc. Class A	25,231	742,296
Iron Mountain Inc.[b]	168,648	5,718,854
Lamar Advertising Co. Class Ab	166,427	10,235,261
Omega Healthcare Investors Inc.[b]	101,408	3,579,702
Post Properties Inc.	37,707	2,252,616
Tanger Factory Outlet Centers Inc.	196,926	7,166,137
Taubman Centers Inc.	46,755	3,330,359
Welltower Inc.	324,409	22,494,520
Weyerhaeuser Co.	328,332	10,171,725

		284,907,866
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
CBRE Group Inc. Class Aa,b	586,830	16,912,441
Howard Hughes Corp. (The)[a,b]	32,853	3,478,804
Jones Lang LaSalle Inc.	67,081	7,869,943
Realogy Holdings Corp.[a]	108,868	3,931,223

		32,192,411
ROAD & RAIL — 0.84%
AMERCO	7,185	2,567,272
Avis Budget Group Inc.[a,b]	205,105	5,611,673
Genesee & Wyoming Inc. Class Aa,b	45,243	2,836,736
Hertz Global Holdings Inc.[a]	771,034	8,118,988
JB Hunt Transport Services Inc.	188,720	15,897,773

94

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

Landstar System Inc.	90,734	$5,862,324
Old Dominion Freight Line Inc.[a,b]	143,461	9,987,755

		50,882,521
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.69%
Analog Devices Inc.	588,392	34,826,922
Applied Materials Inc.	1,395,201	29,550,357
Atmel Corp.	857,370	6,961,844
KLA-Tencor Corp.	328,091	23,888,306
Lam Research Corp.	231,911	19,155,849
Linear Technology Corp.	491,291	21,891,927
Maxim Integrated Products Inc.	201,256	7,402,196
Microchip Technology Inc.[b]	429,006	20,678,089
ON Semiconductor Corp.[a]	814,420	7,810,288
Qorvo Inc.[a,b]	289,961	14,616,934
Skyworks Solutions Inc.	391,924	30,530,880
SunEdison Inc.[a,b]	506,466	273,593
SunPower Corp.[a,b]	8,113	181,244
Xilinx Inc.	122,898	5,829,052

		223,597,481
SOFTWARE — 5.08%
ANSYS Inc.[a]	34,708	3,104,978
Atlassian Corp. PLC Class Aa	41,321	1,039,223
Autodesk Inc.[a]	347,033	20,235,494
Cadence Design Systems Inc.[a]	600,408	14,157,621
CDK Global Inc.	328,895	15,310,062
Citrix Systems Inc.[a]	328,815	25,838,283
Electronic Arts Inc.[a,b]	645,245	42,657,147
FireEye Inc.[a,b]	282,228	5,077,282
Fortinet Inc.[a]	293,021	8,975,233
Intuit Inc.	526,752	54,787,475
NetSuite Inc.[a,b]	81,565	5,586,387
PTC Inc.[a]	236,273	7,834,813
Red Hat Inc.[a,b]	375,995	28,015,387
ServiceNow Inc.[a,b]	315,543	19,304,921
Splunk Inc.[a,b]	257,203	12,584,943
SS&C Technologies Holdings Inc.	148,959	9,446,980
Synopsys Inc.[a,b]	22,942	1,111,310
Tableau Software Inc. Class Aa	101,288	4,646,081
Ultimate Software Group Inc. (The)[a,b]	58,705	11,359,417
Workday Inc. Class Aa,b	217,619	16,721,844

		307,794,881
SPECIALTY RETAIL — 7.15%
Aaron’s Inc.	20,046	503,155
Advance Auto Parts Inc.	150,082	24,064,148
AutoNation Inc.[a,b]	140,700	6,567,876
AutoZone Inc.[a,b]	64,071	51,044,725
Bed Bath & Beyond Inc.[a,b]	351,483	17,447,616
Cabela’s Inc.[a]	9,489	462,019
CarMax Inc.[a,b]	401,565	20,519,972
CST Brands Inc.	129,884	4,973,258
Dick’s Sporting Goods Inc.	129,643	6,060,810
DSW Inc. Class A	8,718	240,966
Foot Locker Inc.	248,199	16,008,836
Gap Inc. (The)[b]	462,458	13,596,265
GNC Holdings Inc. Class A	151,467	4,809,077
L Brands Inc.	507,512	44,564,629
Michaels Companies Inc. (The)[a]	128,264	3,587,544

Security	Shares	Value

Murphy USA Inc.[a,b]	5,461	$335,578
O’Reilly Automotive Inc.[a,b]	207,128	56,682,649
Office Depot Inc.[a]	200,000	1,420,000
Penske Automotive Group Inc.	32,769	1,241,945
Ross Stores Inc.	848,667	49,137,819
Sally Beauty Holdings Inc.[a]	300,469	9,729,186
Signet Jewelers Ltd.	164,691	20,426,625
Tiffany & Co.	174,792	12,826,237
Tractor Supply Co.	279,876	25,317,583
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	131,792	25,533,382
Urban Outfitters Inc.[a]	178,158	5,895,248
Williams-Sonoma Inc.	188,301	10,307,597

		433,304,745
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.10%
3D Systems Corp.[a,b]	83,200	1,287,104
NetApp Inc.	180,935	4,937,716

		6,224,820
TEXTILES, APPAREL & LUXURY GOODS — 2.05%
Carter’s Inc.	107,877	11,368,078
Coach Inc.	78,893	3,162,820
Fossil Group Inc.[a,b]	70,480	3,130,722
Hanesbrands Inc.	824,136	23,356,014
Kate Spade & Co.[a]	260,895	6,658,041
lululemon athletica Inc.[a,b]	228,778	15,490,558
Michael Kors Holdings Ltd.[a]	377,612	21,508,780
Ralph Lauren Corp.	6,715	646,386
Skechers U.S.A. Inc. Class Aa,b	251,823	7,668,010
Under Armour Inc. Class Aa,b	366,365	31,078,743

		124,068,152
TRADING COMPANIES & DISTRIBUTORS — 1.53%
Air Lease Corp.	10,755	345,451
Fastenal Co.[b]	602,873	29,540,777
HD Supply Holdings Inc.[a]	350,225	11,581,941
MSC Industrial Direct Co. Inc. Class A	29,729	2,268,620
United Rentals Inc.[a]	186,937	11,625,612
Watsco Inc.	53,479	7,205,760
WW Grainger Inc.[b]	128,775	30,059,948

		92,628,109

TOTAL COMMON STOCKS (Cost: $5,448,317,711)		6,050,329,333

SHORT-TERM INVESTMENTS — 10.12%

MONEY MARKET FUNDS — 10.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	577,380,986	577,380,986
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	29,327,116	29,327,116

95

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2016

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	6,603,996	$6,603,996

		613,312,098

TOTAL SHORT-TERM INVESTMENTS (Cost: $613,312,098)		613,312,098

TOTAL INVESTMENTS IN SECURITIES — 109.97% (Cost: $6,061,629,809)		6,663,641,431
Other Assets, Less Liabilities — (9.97)%		(603,902,686)

NET ASSETS — 100.00%		$6,059,738,745

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	13	Jun. 2016	Chicago Mercantile	$1,333,475	$46,668
S&P MidCap 400 E-Mini	42	Jun. 2016	Chicago Mercantile	6,053,040	282,128

Net unrealized appreciation					$328,796

See notes to financial statements.

96

Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 0.90%
BWX Technologies Inc.	193,331	$6,488,188
L-3 Communications Holdings Inc.	174,851	20,719,844
Orbital ATK Inc.	136,638	11,879,308
Spirit AeroSystems Holdings Inc. Class Aa	24,667	1,118,895
Textron Inc.	484,231	17,655,062
Triumph Group Inc.	111,565	3,512,066

		61,373,363
AIRLINES — 0.21%
Copa Holdings SA Class Ab	74,460	5,044,665
JetBlue Airways Corp.[a,b]	442,584	9,347,374

		14,392,039
AUTO COMPONENTS — 0.44%
Gentex Corp.	331,686	5,204,153
Goodyear Tire & Rubber Co. (The)	608,853	20,079,972
Lear Corp.	42,612	4,737,176

		30,021,301
AUTOMOBILES — 0.15%
Harley-Davidson Inc.	195,836	10,052,262

		10,052,262
BANKS — 5.26%
Associated Banc-Corp.	344,149	6,174,033
Bank of Hawaii Corp.	98,384	6,717,660
BankUnited Inc.	233,088	8,027,551
BOK Financial Corp.[b]	63,602	3,473,941
CIT Group Inc.	392,939	12,192,897
Citizens Financial Group Inc.	703,823	14,745,092
Comerica Inc.	401,719	15,213,099
Commerce Bancshares Inc./MO	194,850	8,758,507
Cullen/Frost Bankers Inc.	122,256	6,737,528
East West Bancorp. Inc.	324,115	10,527,255
Fifth Third Bancorp.	1,826,705	30,487,706
First Horizon National Corp.	526,627	6,898,814
First Niagara Financial Group Inc.	800,405	7,747,920
First Republic Bank/CA	320,850	21,381,444
Huntington Bancshares Inc./OH	1,824,241	17,403,259
KeyCorp	1,913,453	21,124,521
M&T Bank Corp.	360,102	39,971,322
PacWest Bancorp.	252,317	9,373,577
People’s United Financial Inc.	698,035	11,119,698
Popular Inc.	233,471	6,679,605
Regions Financial Corp.	3,023,083	23,731,202
Signature Bank/New York NYa	9,422	1,282,523
SunTrust Banks Inc.	1,164,239	42,005,743
SVB Financial Group[a]	43,048	4,393,048
Synovus Financial Corp.	284,582	8,227,266
TCF Financial Corp.	381,116	4,672,482
Zions BanCorp.	458,881	11,109,509

		360,177,202

Security	Shares	Value

BEVERAGES — 0.53%
Brown-Forman Corp. Class A	4,228	$451,085
Brown-Forman Corp. Class B	18,570	1,828,588
Molson Coors Brewing Co. Class B	356,299	34,268,838

		36,548,511
BIOTECHNOLOGY — 0.06%
Alkermes PLC[a]	57,379	1,961,788
Alnylam Pharmaceuticals Inc.[a]	30,386	1,907,329

		3,869,117
BUILDING PRODUCTS — 0.40%
Armstrong World Industries Inc.[a]	32,722	1,582,763
Fortune Brands Home & Security Inc.	233,928	13,109,325
Owens Corning	266,389	12,594,872

		27,286,960
CAPITAL MARKETS — 1.59%
Ameriprise Financial Inc.	63,322	5,952,901
E*TRADE Financial Corp.[a]	654,209	16,021,579
Interactive Brokers Group Inc. Class A	118,588	4,662,880
Invesco Ltd.	849,991	26,154,223
Legg Mason Inc.	148,180	5,138,882
Northern Trust Corp.	526,330	34,300,926
Raymond James Financial Inc.	288,400	13,730,724
TD Ameritrade Holding Corp.	88,828	2,800,747
Waddell & Reed Financial Inc. Class A	11,556	272,028

		109,034,890
CHEMICALS — 1.86%
Airgas Inc.	118,834	16,831,648
Albemarle Corp.	253,154	16,184,135
Ashland Inc.	129,142	14,200,454
Cabot Corp.	143,140	6,917,956
Celanese Corp. Series A	321,116	21,033,098
Eastman Chemical Co.	251,876	18,193,003
FMC Corp.	83,088	3,354,263
Huntsman Corp.	169,513	2,254,523
Mosaic Co. (The)	785,848	21,217,896
Platform Specialty Products Corp.[a,b]	250,361	2,153,105
Scotts Miracle-Gro Co. (The) Class A	10,515	765,176
Westlake Chemical Corp.	90,889	4,208,161

		127,313,418
COMMERCIAL SERVICES & SUPPLIES — 1.23%
ADT Corp. (The)[b]	386,548	15,948,971
Clean Harbors Inc.[a,b]	43,112	2,127,146
KAR Auction Services Inc.	212,196	8,093,156
Pitney Bowes Inc.	264,541	5,698,213
Republic Services Inc.	546,856	26,057,688
RR Donnelley & Sons Co.	223,368	3,663,235
Tyco International PLC	119,934	4,402,777
Waste Connections Inc.	279,456	18,050,063

		84,041,249

97

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.98%
ARRIS International PLC[a]	255,886	$5,864,907
Brocade Communications Systems Inc.	941,601	9,962,139
CommScope Holding Co. Inc.[a,b]	131,978	3,684,826
EchoStar Corp. Class Aa,b	99,329	4,399,281
Harris Corp.	231,994	18,063,053
Juniper Networks Inc.	733,098	18,701,330
Lumentum Holdings Inc.[a]	105,251	2,838,619
Viavi Solutions Inc.[a]	527,914	3,621,490

		67,135,645
CONSTRUCTION & ENGINEERING — 0.93%
AECOM[a,b]	294,121	9,055,986
Chicago Bridge & Iron Co. NV	220,778	8,078,267
Fluor Corp.	313,448	16,832,158
Jacobs Engineering Group Inc.[a]	283,530	12,347,731
KBR Inc.	325,238	5,034,684
Quanta Services Inc.[a]	279,608	6,307,956
Valmont Industries Inc.	50,219	6,219,121

		63,875,903
CONSTRUCTION MATERIALS — 0.71%
Martin Marietta Materials Inc.	130,913	20,881,933
Vulcan Materials Co.	260,008	27,449,044

		48,330,977
CONSUMER FINANCE — 1.28%
Ally Financial Inc.[a,b]	1,004,440	18,803,117
Navient Corp.	772,301	9,244,443
OneMain Holdings Inc.[a]	117,310	3,217,813
Santander Consumer USA Holdings Inc.[a]	190,328	1,996,541
SLM Corp.[a]	75,317	479,016
Synchrony Financial[a]	1,880,270	53,888,538

		87,629,468
CONTAINERS & PACKAGING — 1.05%
AptarGroup Inc.	114,960	9,014,014
Avery Dennison Corp.	14,511	1,046,388
Bemis Co. Inc.	195,626	10,129,514
Crown Holdings Inc.[a]	175,707	8,713,310
Graphic Packaging Holding Co.	314,716	4,044,101
International Paper Co.	47,722	1,958,511
Owens-Illinois Inc.[a]	340,512	5,434,571
Sonoco Products Co.	227,861	11,067,209
WestRock Co.	533,369	20,817,392

		72,225,010
DISTRIBUTORS — 0.04%
Genuine Parts Co.	24,477	2,432,035

		2,432,035
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	7,843	3,764,640
H&R Block Inc.	34,274	905,519

		4,670,159

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.20%
Intercontinental Exchange Inc.	169,906	$39,951,697
Leucadia National Corp.	641,157	10,367,509
Nasdaq Inc.	261,216	17,339,518
Voya Financial Inc.	485,968	14,467,267

		82,125,991
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.48%
CenturyLink Inc.	1,271,438	40,635,159
Frontier Communications Corp.	2,636,758	14,739,477
Level 3 Communications Inc.[a]	574,698	30,372,789
SBA Communications Corp. Class Aa	148,130	14,838,182
Zayo Group Holdings Inc.[a]	43,861	1,063,191

		101,648,798
ELECTRIC UTILITIES — 5.07%
Avangrid Inc.	129,423	5,191,156
Edison International	734,799	52,824,700
Entergy Corp.	404,888	32,099,521
Eversource Energy	716,399	41,794,718
FirstEnergy Corp.	951,819	34,236,929
Great Plains Energy Inc.	348,419	11,236,513
Hawaiian Electric Industries Inc.	242,159	7,845,952
ITC Holdings Corp.	220,683	9,615,158
OGE Energy Corp.	450,542	12,899,017
Pinnacle West Capital Corp.	249,855	18,756,615
PPL Corp.	1,506,769	57,362,696
Westar Energy Inc.	318,755	15,813,436
Xcel Energy Inc.	1,143,245	47,810,506

		347,486,917
ELECTRICAL EQUIPMENT — 0.29%
Babcock & Wilcox Enterprises Inc.[a]	96,196	2,058,594
Hubbell Inc.	113,392	12,011,615
Regal Beloit Corp.	95,626	6,033,044

		20,103,253
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.11%
Arrow Electronics Inc.[a]	215,977	13,911,079
Avnet Inc.	306,590	13,581,937
Dolby Laboratories Inc. Class A	112,109	4,872,257
Fitbit Inc.[a,b]	31,150	471,922
FLIR Systems Inc.	116,644	3,843,420
Ingram Micro Inc. Class A	316,291	11,358,010
Jabil Circuit Inc.	355,745	6,855,206
Keysight Technologies Inc.[a]	61,140	1,696,024
National Instruments Corp.	197,471	5,945,852
Trimble Navigation Ltd.[a]	554,614	13,754,427

		76,290,134
ENERGY EQUIPMENT & SERVICES — 2.07%
Cameron International Corp.[a]	431,695	28,945,150
Diamond Offshore Drilling Inc.	145,159	3,154,305
Dril-Quip Inc.[a]	87,883	5,322,194
Ensco PLC Class Ab	528,928	5,484,983
FMC Technologies Inc.[a]	181,840	4,975,142
Frank’s International NV	77,906	1,283,891

98

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

Helmerich & Payne Inc.	217,683	$12,782,346
Nabors Industries Ltd.	634,407	5,836,544
National Oilwell Varco Inc.	874,799	27,206,249
Noble Corp. PLC	544,796	5,638,639
Oceaneering International Inc.	184,104	6,119,617
Patterson-UTI Energy Inc.	331,238	5,836,414
Rowan Companies PLC Class A	280,916	4,522,748
RPC Inc.[b]	113,455	1,608,792
Seadrill Ltd.[a,b]	841,105	2,775,647
Superior Energy Services Inc.	339,924	4,551,582
Weatherford International PLC[a]	2,017,698	15,697,690

		141,741,933
FOOD & STAPLES RETAILING — 0.76%
Rite Aid Corp.[a]	905,280	7,378,032
Sysco Corp.	921,318	43,053,190
Whole Foods Market Inc.	62,539	1,945,588

		52,376,810
FOOD PRODUCTS — 2.61%
Blue Buffalo Pet Products Inc.[a,b]	31,671	812,678
Bunge Ltd.	323,997	18,360,910
Campbell Soup Co.	161,245	10,285,819
ConAgra Foods Inc.	832,160	37,130,979
Flowers Foods Inc.	42,885	791,657
Ingredion Inc.	141,075	15,065,399
JM Smucker Co. (The)	269,882	35,041,479
Kellogg Co.	56,515	4,326,223
Pilgrim’s Pride Corp.[a]	128,265	3,257,931
Pinnacle Foods Inc.	263,180	11,758,882
Tyson Foods Inc. Class A	630,856	42,052,861

		178,884,818
GAS UTILITIES — 1.02%
AGL Resources Inc.	270,604	17,627,145
Atmos Energy Corp.	227,939	16,926,750
National Fuel Gas Co.	190,219	9,520,461
Questar Corp.	395,925	9,818,940
UGI Corp.	389,269	15,683,648

		69,576,944
HEALTH CARE EQUIPMENT & SUPPLIES — 2.11%
Alere Inc.[a]	68,941	3,489,104
Boston Scientific Corp.[a,b]	2,787,774	52,438,029
Cooper Companies Inc. (The)	34,643	5,333,983
DENTSPLY SIRONA Inc.	234,590	14,457,782
Hill-Rom Holdings Inc.	10,638	535,091
St. Jude Medical Inc.	276,666	15,216,630
Teleflex Inc.	93,730	14,716,547
Zimmer Biomet Holdings Inc.	360,489	38,438,942

		144,626,108
HEALTH CARE PROVIDERS & SERVICES — 1.68%
Brookdale Senior Living Inc.[a,b]	325,241	5,164,827
Centene Corp.[a]	90,420	5,567,133
Community Health Systems Inc.[a]	265,927	4,922,309
DaVita HealthCare Partners Inc.[a]	283,349	20,792,150
Laboratory Corp. of America Holdings[a]	151,545	17,750,466

Security	Shares	Value

LifePoint Health Inc.[a,b]	90,325	$6,255,006
MEDNAX Inc.[a,b]	89,299	5,770,501
Patterson Companies Inc.	87,766	4,083,752
Quest Diagnostics Inc.	323,963	23,147,156
Universal Health Services Inc. Class B	169,837	21,182,071
VCA Inc.[a]	10,772	621,437

		115,256,808
HEALTH CARE TECHNOLOGY — 0.05%
Allscripts Healthcare Solutions Inc.[a,b]	281,822	3,722,869

		3,722,869
HOTELS, RESTAURANTS & LEISURE — 1.19%
Aramark	37,150	1,230,408
Darden Restaurants Inc.	227,395	15,076,288
Hyatt Hotels Corp. Class Aa,b	72,448	3,585,452
International Game Technology PLC	69,601	1,270,218
MGM Resorts International[a,b]	934,304	20,031,478
Norwegian Cruise Line Holdings Ltd.[a,b]	23,934	1,323,311
Royal Caribbean Cruises Ltd.	387,888	31,864,999
Wendy’s Co. (The)	461,038	5,020,704
Wynn Resorts Ltd.[b]	20,999	1,961,937

		81,364,795
HOUSEHOLD DURABLES — 1.61%
DR Horton Inc.	434,258	13,127,619
Garmin Ltd.	266,889	10,664,885
Lennar Corp. Class A	238,758	11,546,337
Lennar Corp. Class B	13,057	505,437
Mohawk Industries Inc.[a]	41,471	7,916,814
Newell Rubbermaid Inc.	300,849	13,324,602
PulteGroup Inc.	822,844	15,395,411
Toll Brothers Inc.[a,b]	257,794	7,607,501
Tupperware Brands Corp.	5,950	344,981
Whirlpool Corp.	163,895	29,556,824

		109,990,411
HOUSEHOLD PRODUCTS — 0.20%
Clorox Co. (The)	61,213	7,716,511
Energizer Holdings Inc.	140,390	5,687,199

		13,403,710
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.58%
AES Corp./VA	1,539,710	18,168,578
Calpine Corp.[a,b]	741,651	11,250,846
NRG Energy Inc.	707,926	9,210,117
TerraForm Power Inc.	124,251	1,074,771

		39,704,312
INDUSTRIAL CONGLOMERATES — 0.54%
Carlisle Companies Inc.	114,930	11,435,535
Roper Technologies Inc.	139,886	25,566,964

		37,002,499

99

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

INSURANCE — 7.72%
Alleghany Corp.[a]	36,100	$17,912,820
Allied World Assurance Co. Holdings AG	203,505	7,110,465
American Financial Group Inc./OH	155,392	10,934,935
American National Insurance Co.	16,217	1,873,064
AmTrust Financial Services Inc.	174,325	4,511,531
Arch Capital Group Ltd.[a]	279,791	19,893,140
Arthur J Gallagher & Co.	168,513	7,495,458
Aspen Insurance Holdings Ltd.	138,996	6,630,109
Assurant Inc.	153,346	11,830,644
Assured Guaranty Ltd.	318,545	8,059,189
Axis Capital Holdings Ltd.	214,274	11,883,636
Brown & Brown Inc.	261,064	9,346,091
Cincinnati Financial Corp.	370,698	24,228,821
CNA Financial Corp.	60,981	1,962,369
Endurance Specialty Holdings Ltd.	140,228	9,162,498
Everest Re Group Ltd.	100,092	19,761,164
FNF Group	632,592	21,444,869
Genworth Financial Inc. Class Aa	1,108,318	3,025,708
Hanover Insurance Group Inc. (The)	99,643	8,989,791
Hartford Financial Services Group Inc. (The)	894,630	41,224,550
Lincoln National Corp.	570,678	22,370,578
Loews Corp.	640,940	24,522,364
Markel Corp.[a]	28,216	25,156,539
Mercury General Corp.	54,424	3,020,532
Old Republic International Corp.	588,455	10,756,957
Principal Financial Group Inc.	663,961	26,193,261
ProAssurance Corp.	124,126	6,280,776
Progressive Corp. (The)	1,323,240	46,498,654
Reinsurance Group of America Inc.	149,406	14,380,327
RenaissanceRe Holdings Ltd.	103,258	12,373,406
Torchmark Corp.	284,587	15,413,232
Unum Group	562,953	17,406,507
Validus Holdings Ltd.	190,588	8,993,848
White Mountains Insurance Group Ltd.	12,812	10,282,911
WR Berkley Corp.	219,526	12,337,361
XL Group PLC	691,593	25,450,622

		528,718,727
INTERNET & CATALOG RETAIL — 0.27%
Expedia Inc.	30,162	3,252,067
Liberty Interactive Corp. QVC Group Series Aa	611,805	15,448,076

		18,700,143
INTERNET SOFTWARE & SERVICES — 0.05%
Match Group Inc.[a,b]	16,425	181,661
Zillow Group Inc. Class Aa,b	39,955	1,020,850
Zillow Group Inc. Class Ca,b	80,313	1,905,827

		3,108,338
IT SERVICES — 1.62%
Amdocs Ltd.	348,769	21,072,623
Black Knight Financial Services Inc. Class Aa,b	5,633	174,792
Booz Allen Hamilton Holding Corp.	16,655	504,313
Computer Sciences Corp.	312,689	10,753,375
CoreLogic Inc./U.S.[a]	112,522	3,904,513
CSRA Inc.	312,867	8,416,122
DST Systems Inc.	17,799	2,007,193
Fidelity National Information Services Inc.	363,786	23,031,292
First Data Corp. Class Aa,b	91,177	1,179,830
Leidos Holdings Inc.	137,558	6,921,919
Paychex Inc.	93,695	5,060,467

Security	Shares	Value

Square Inc.[a,b]	16,109	$246,146
Teradata Corp.[a,b]	77,341	2,029,428
Xerox Corp.	2,283,400	25,482,744

		110,784,757
LEISURE PRODUCTS — 0.56%
Brunswick Corp./DE	54,879	2,633,094
Hasbro Inc.	47,175	3,778,717
Mattel Inc.	763,096	25,655,288
Vista Outdoor Inc.[a]	125,367	6,507,801

		38,574,900
LIFE SCIENCES TOOLS & SERVICES — 0.95%
Agilent Technologies Inc.	751,042	29,929,024
Bio-Rad Laboratories Inc. Class Aa,b	46,615	6,373,203
Bio-Techne Corp.	49,327	4,662,388
PerkinElmer Inc.	215,517	10,659,471
QIAGEN NVa	523,923	11,704,440
Quintiles Transnational Holdings Inc.[a]	9,668	629,387
VWR Corp.[a,b]	31,475	851,713

		64,809,626
MACHINERY — 3.46%
AGCO Corp.	160,001	7,952,050
Allison Transmission Holdings Inc.	185,314	4,999,772
Colfax Corp.[a,b]	226,304	6,470,031
Crane Co.	108,472	5,842,302
Donaldson Co. Inc.	31,087	991,986
Dover Corp.	361,735	23,270,413
Flowserve Corp.	161,899	7,189,935
IDEX Corp.	15,489	1,283,728
Ingersoll-Rand PLC	555,244	34,430,680
ITT Corp.	201,121	7,419,354
Joy Global Inc.[b]	219,206	3,522,640
Kennametal Inc.	178,578	4,016,219
Lincoln Electric Holdings Inc.	13,631	798,368
Manitowoc Co. Inc. (The)	305,623	1,323,348
Manitowoc Foodservice Inc.	307,498	4,532,520
Oshkosh Corp.	164,939	6,741,057
PACCAR Inc.	76,647	4,191,824
Parker-Hannifin Corp.	171,132	19,009,343
Pentair PLC	405,185	21,985,338
SPX Corp.	92,917	1,395,613
SPX FLOW Inc.[a]	92,875	2,329,305
Stanley Black & Decker Inc.	314,813	33,121,476
Terex Corp.	237,220	5,902,034
Timken Co. (The)	160,817	5,385,761
Trinity Industries Inc.	349,555	6,400,352
Xylem Inc./NY	409,248	16,738,243

		237,243,692
MARINE — 0.11%
Kirby Corp.[a,b]	125,777	7,583,095

		7,583,095
MEDIA — 1.46%
Cable One Inc.	7,870	3,440,213
Cablevision Systems Corp. Class A	391,350	12,914,550

100

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

Clear Channel Outdoor Holdings Inc. Class A	48,537	$228,124
Discovery Communications Inc. Class Aa,b	31,993	915,960
Discovery Communications Inc. Class C NVS[a,b]	51,054	1,378,458
Gannett Co. Inc.	256,792	3,887,831
John Wiley & Sons Inc. Class A	104,479	5,107,978
Liberty Broadband Corp. Class Aa	59,121	3,438,477
Liberty Broadband Corp. Class Ca,b	149,535	8,665,553
Liberty Media Corp. Class Aa	235,567	9,099,953
Liberty Media Corp. Class Ca	452,457	17,234,087
News Corp. Class A	864,243	11,036,383
News Corp. Class B	272,120	3,605,590
TEGNA Inc.	512,195	12,016,095
Tribune Media Co.	181,888	6,975,405

		99,944,657
METALS & MINING — 2.41%
Alcoa Inc.	2,953,635	28,295,823
Allegheny Technologies Inc.[b]	245,950	4,008,985
Freeport-McMoRan Inc.[b]	2,823,404	29,193,997
Newmont Mining Corp.	1,193,214	31,715,628
Nucor Corp.	719,762	34,044,743
Reliance Steel & Aluminum Co.	167,739	11,605,862
Royal Gold Inc.	138,322	7,094,535
Steel Dynamics Inc.	484,359	10,902,921
Tahoe Resources Inc.	314,522	3,154,656
U.S. Steel Corp.[b]	328,581	5,273,725

		165,290,875
MULTI-UTILITIES — 5.94%
Alliant Energy Corp.	254,877	18,932,264
Ameren Corp.	547,240	27,416,724
CenterPoint Energy Inc.	970,450	20,301,814
CMS Energy Corp.	624,291	26,494,910
Consolidated Edison Inc.	660,524	50,609,349
DTE Energy Co.	404,451	36,667,528
MDU Resources Group Inc.	438,979	8,542,531
NiSource Inc.	716,136	16,872,164
Public Service Enterprise Group Inc.	1,140,868	53,780,518
SCANA Corp.	322,347	22,612,642
Sempra Energy	558,362	58,097,566
TECO Energy Inc.	530,659	14,609,042
Vectren Corp.	186,186	9,413,564
WEC Energy Group Inc.	711,993	42,769,419

		407,120,035
MULTILINE RETAIL — 0.59%
Dillard’s Inc. Class A	42,172	3,580,825
JC Penney Co. Inc.[a,b]	687,904	7,608,218
Kohl’s Corp.	428,207	19,958,728
Macy’s Inc.	197,652	8,714,477
Sears Holdings Corp.[a,b]	26,256	401,979

		40,264,227
OIL, GAS & CONSUMABLE FUELS — 6.34%
Antero Resources Corp.[a,b]	157,243	3,910,633
California Resources Corp.	882,243	908,710
Cheniere Energy Inc.[a]	533,739	18,056,390
Chesapeake Energy Corp.[b]	1,322,069	5,446,924
Cimarex Energy Co.	213,325	20,750,123

Security	Shares	Value

Cobalt International Energy Inc.[a,b]	829,583	$2,463,862
Columbia Pipeline Group Inc.	901,821	22,635,707
Concho Resources Inc.[a,b]	291,272	29,430,123
CONSOL Energy Inc.[b]	516,608	5,832,504
Continental Resources Inc./OKa,b	129,531	3,932,561
CVR Energy Inc.	23,175	604,868
Denbury Resources Inc.	807,892	1,793,520
Diamondback Energy Inc.[a,b]	161,185	12,440,258
Energen Corp.	213,366	7,807,062
EP Energy Corp. Class Aa,b	76,164	344,261
EQT Corp.	343,609	23,111,141
Golar LNG Ltd.[b]	203,104	3,649,779
Gulfport Energy Corp.[a]	282,653	8,010,386
Hess Corp.	622,701	32,785,208
HollyFrontier Corp.	351,436	12,412,720
Kosmos Energy Ltd.[a,b]	358,066	2,083,944
Laredo Petroleum Inc.[a,b]	278,842	2,211,217
Marathon Oil Corp.	1,902,809	21,197,292
Murphy Oil Corp.	401,009	10,101,417
Newfield Exploration Co.[a]	446,910	14,859,758
Noble Energy Inc.	967,843	30,399,949
ONEOK Inc.	258,887	7,730,366
PBF Energy Inc.	218,076	7,240,123
Pioneer Natural Resources Co.	364,248	51,264,264
QEP Resources Inc.	484,404	6,834,940
Range Resources Corp.[b]	356,584	11,546,190
SM Energy Co.	151,802	2,844,769
Southwestern Energy Co.[a,b]	867,583	7,001,395
Targa Resources Corp.	185,445	5,537,388
Teekay Corp.	63,853	552,967
Tesoro Corp.	266,497	22,921,407
Whiting Petroleum Corp.[a,b]	461,890	3,685,882
World Fuel Services Corp.	133,234	6,472,508
WPX Energy Inc.[a,b]	530,094	3,705,357

		434,517,873
PAPER & FOREST PRODUCTS — 0.09%
Domtar Corp.	143,617	5,816,489

		5,816,489
PERSONAL PRODUCTS — 0.31%
Avon Products Inc.	979,640	4,712,068
Edgewell Personal Care Co.	140,433	11,309,070
Herbalife Ltd.[a,b]	24,289	1,495,231
Nu Skin Enterprises Inc. Class Ab	104,351	3,991,426

		21,507,795
PHARMACEUTICALS — 0.78%
Endo International PLC[a]	325,975	9,176,196
Mallinckrodt PLC[a,b]	159,726	9,788,009
Perrigo Co. PLC	268,863	34,395,644

		53,359,849
PROFESSIONAL SERVICES — 0.53%
Dun & Bradstreet Corp. (The)	57,171	5,893,187
IHS Inc. Class Aa	22,450	2,787,392
ManpowerGroup Inc.	166,175	13,529,968
Nielsen Holdings PLC	258,376	13,606,080
TransUnion[a,b]	16,224	447,945

		36,264,572

101

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.22%
Alexandria Real Estate Equities Inc.	162,590	$14,777,805
American Campus Communities Inc.	294,100	13,849,169
American Capital Agency Corp.	750,306	13,978,201
American Homes 4 Rent Class A	455,695	7,245,551
Annaly Capital Management Inc.[b]	2,137,614	21,931,920
Apartment Investment & Management Co. Class A	352,709	14,750,290
Apple Hospitality REIT Inc.[b]	395,477	7,834,399
AvalonBay Communities Inc.	298,122	56,702,804
Boston Properties Inc.[b]	30,117	3,827,268
Brandywine Realty Trust	405,399	5,687,748
Brixmor Property Group Inc.[b]	389,893	9,989,059
Camden Property Trust	195,960	16,478,276
Care Capital Properties Inc.	186,384	5,002,547
CBL & Associates Properties Inc.[b]	376,973	4,485,979
Chimera Investment Corp.	425,601	5,783,918
Columbia Property Trust Inc.	247,497	5,442,459
Communications Sales & Leasing Inc.[a]	272,153	6,055,404
Corporate Office Properties Trust	213,253	5,595,759
Corrections Corp. of America[b]	263,748	8,453,123
DDR Corp.	683,864	12,165,941
Digital Realty Trust Inc.[b]	140,750	12,454,968
Douglas Emmett Inc.	328,666	9,896,133
Duke Realty Corp.	778,524	17,547,931
Empire State Realty Trust Inc. Class Ab	133,286	2,336,504
Equity Commonwealth[a]	292,412	8,251,867
Essex Property Trust Inc.[b]	147,392	34,469,093
Forest City Realty Trust Inc.	492,108	10,378,558
Four Corners Property Trust Inc.	108,229	1,942,711
Gaming and Leisure Properties Inc.[b]	171,952	5,316,756
General Growth Properties Inc.	1,301,398	38,690,563
HCP Inc.[b]	1,041,245	33,923,762
Healthcare Trust of America Inc. Class A	254,646	7,491,685
Hospitality Properties Trust[b]	338,187	8,982,247
Host Hotels & Resorts Inc.[b]	1,708,856	28,537,895
Iron Mountain Inc.[b]	288,459	9,781,645
Kilroy Realty Corp.	198,804	12,300,003
Kimco Realty Corp.	930,926	26,792,050
Liberty Property Trust[b]	337,498	11,292,683
Macerich Co. (The)	336,392	26,655,702
MFA Financial Inc.[b]	834,727	5,717,880
Mid-America Apartment Communities Inc.	169,738	17,348,921
National Retail Properties Inc.[b]	318,327	14,706,707
NorthStar Realty Europe Corp.[b]	137,773	1,598,167
NorthStar Realty Finance Corp.[b]	412,043	5,406,004
Omega Healthcare Investors Inc.[b]	299,736	10,580,681
Outfront Media Inc.	310,010	6,541,211
Paramount Group Inc.[b]	402,930	6,426,734
Piedmont Office Realty Trust Inc. Class Ab	328,258	6,666,920
Post Properties Inc.	81,669	4,878,906
Prologis Inc.[b]	1,181,880	52,215,458
Rayonier Inc.	286,152	7,062,231
Realty Income Corp.[b]	562,904	35,187,129
Regency Centers Corp.	212,852	15,931,972
Retail Properties of America Inc. Class A	534,600	8,473,410
Senior Housing Properties Trust	529,992	9,481,557
SL Green Realty Corp.	224,620	21,761,186
Spirit Realty Capital Inc.[b]	996,912	11,215,260
Starwood Property Trust Inc.[b]	536,554	10,156,967
Taubman Centers Inc.	87,676	6,245,161
Two Harbors Investment Corp.	783,011	6,217,107

Security	Shares	Value

UDR Inc.	584,142	$22,506,991
Ventas Inc.	746,240	46,983,270
VEREIT Inc.	2,042,209	18,114,394
Vornado Realty Trust	424,618	40,096,678
Weingarten Realty Investors	279,186	10,475,059
Welltower Inc.[b]	434,150	30,103,961
Weyerhaeuser Co.	1,441,137	44,646,424
WP Carey Inc.	235,489	14,656,835
WP Glimcher Inc.	418,882	3,975,190

		1,042,458,747
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
Howard Hughes Corp. (The)[a,b]	53,342	5,648,384
Jones Lang LaSalle Inc.	27,644	3,243,194
Realogy Holdings Corp.[a]	210,172	7,589,311
RMR Group Inc. (The)[a]	11,551	288,891

		16,769,780
ROAD & RAIL — 0.54%
AMERCO	8,597	3,071,794
Genesee & Wyoming Inc. Class Aa,b	78,179	4,901,823
Kansas City Southern	249,348	21,306,787
Ryder System Inc.	120,175	7,784,937

		37,065,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.38%
Analog Devices Inc.	60,100	3,557,319
Applied Materials Inc.	1,057,486	22,397,554
Cree Inc.[a,b]	232,426	6,763,597
Cypress Semiconductor Corp.	708,639	6,136,814
First Solar Inc.[a,b]	170,577	11,679,407
Lam Research Corp.	102,062	8,430,321
Marvell Technology Group Ltd.	1,020,733	10,523,757
Maxim Integrated Products Inc.	419,804	15,440,391
NVIDIA Corp.	1,213,360	43,232,017
ON Semiconductor Corp.[a]	75,990	728,744
SunEdison Inc.[a,b]	48,203	26,039
SunPower Corp.[a,b]	114,729	2,563,046
Teradyne Inc.	483,411	10,436,844
Xilinx Inc.	448,694	21,281,556

		163,197,406
SOFTWARE — 2.07%
Activision Blizzard Inc.	1,138,005	38,510,089
ANSYS Inc.[a]	164,322	14,700,246
Atlassian Corp. PLC Class Aa	11,512	289,527
Autodesk Inc.[a]	131,905	7,691,381
CA Inc.	675,211	20,789,747
Nuance Communications Inc.[a]	570,257	10,658,103
SS&C Technologies Holdings Inc.	19,063	1,208,975
Symantec Corp.	1,535,310	28,218,998
Synopsys Inc.[a]	324,434	15,715,583
Zynga Inc. Class Aa,b	1,623,687	3,702,006

		141,484,655
SPECIALTY RETAIL — 1.21%
Aaron’s Inc.	124,533	3,125,778
Best Buy Co. Inc.	629,197	20,411,151

102

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Security	Shares	Value

Cabela’s Inc.[a]	97,547	$4,749,563
CST Brands Inc.	30,419	1,164,743
Dick’s Sporting Goods Inc.	64,465	3,013,739
DSW Inc. Class A	155,179	4,289,148
Foot Locker Inc.	42,501	2,741,314
GameStop Corp. Class A	241,637	7,667,142
Murphy USA Inc.[a]	88,357	5,429,538
Office Depot Inc.[a]	1,015,249	7,208,268
Penske Automotive Group Inc.	59,932	2,271,423
Staples Inc.	1,445,717	15,946,258
Tiffany & Co.	62,728	4,602,981

		82,621,046
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.29%
3D Systems Corp.[a,b]	159,152	2,462,081
Lexmark International Inc. Class A	138,451	4,628,417
NCR Corp.[a]	299,454	8,962,658
NetApp Inc.	466,055	12,718,641
SanDisk Corp.	468,860	35,670,869
Western Digital Corp.	506,791	23,940,807

		88,383,473
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Coach Inc.	535,945	21,486,035
Fossil Group Inc.[a,b]	17,511	777,838
PVH Corp.	186,499	18,474,591
Ralph Lauren Corp.	127,645	12,287,108

		53,025,572
THRIFTS & MORTGAGE FINANCE — 0.29%
New York Community Bancorp. Inc.	1,094,158	17,397,112
TFS Financial Corp.	148,846	2,585,455

		19,982,567
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Air Lease Corp.	219,095	7,037,331
GATX Corp.	92,372	4,387,670
MSC Industrial Direct Co. Inc. Class A	74,474	5,683,111
NOW Inc.[a,b]	242,312	4,293,769
WESCO International Inc.[a,b]	99,847	5,458,636

		26,860,517
TRANSPORTATION INFRASTRUCTURE — 0.15%
Macquarie Infrastructure Corp.	155,723	10,501,959

		10,501,959
WATER UTILITIES — 0.59%
American Water Works Co. Inc.	405,886	27,977,722
Aqua America Inc.	399,746	12,719,918

		40,697,640
WIRELESS TELECOMMUNICATION SERVICES — 0.20%
Sprint Corp.[a,b]	1,677,298	5,836,997
Telephone & Data Systems Inc.	211,843	6,374,356
U.S. Cellular Corp.[a,b]	29,680	1,356,079

		13,567,432

TOTAL COMMON STOCKS (Cost: $6,616,181,265)		6,835,942,404

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.24%

MONEY MARKET FUNDS — 5.24%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.50%[c,d,e]	333,606,146	$333,606,146
BlackRock Cash Funds: Prime,
SL Agency Shares
0.51%[c,d,e]	16,944,975	16,944,975
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.28%[c,d]	8,040,619	8,040,619

		358,591,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $358,591,740)		358,591,740

TOTAL INVESTMENTS IN SECURITIES — 105.03% (Cost: $6,974,773,005)		7,194,534,144
Other Assets, Less Liabilities — (5.03)%		(344,268,763)

NET ASSETS — 100.00%		$6,850,265,381

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

103

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2016

Open futures contracts as of March 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	52	Jun. 2016	Chicago Mercantile	$5,333,900	$186,671
S&P MidCap 400 E-Mini	60	Jun. 2016	Chicago Mercantile	8,647,200	403,040

		Net unrealized appreciation			$589,711

See notes to financial statements.

104

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 27, 2016